UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04146

JOHN HANCOCK VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116

(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE, 200 BERKELEY STREET, BOSTON, MA 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 663-4497

Date of fiscal year end: 12/31

Date of reporting period: 12/31/20

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared three annual reports to shareholders for the year ended December 31, 2020. The first report applies to 36 of the Registrant’s portfolios, the second report applies to 11 of the Registrant’s portfolios and the third report applies to 5 of the Registrant’s portfolios.

John Hancock

John Hancock Variable Insurance Trust

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Annual Report
December 31, 2020

John Hancock Variable Insurance Trust

Annual report—Table of contents

Managers’ commentary and portfolio performance (See below for each portfolio’s page #)	3

Shareholder expense example	40

Summary portfolio of investments (See below for each portfolio’s page #)	46

Statements of assets and liabilities	85

Statements of operations	94

Statements of changes in net assets	103

Financial highlights	109

Notes to financial statements	127

Report of independent registered public accounting firm	175

Special shareholder meeting	176

Trustees and officers information	177

For more information	181

Portfolio	Managers’ commentary and portfolio performance	Summary portfolio of investments
500 Index Trust	4	46
American Asset Allocation Trust	5	47
American Global Growth Trust	6	47
American Growth Trust	7	47
American Growth-Income Trust	8	47
American International Trust	9	48
Blue Chip Growth Trust	10	48
Capital Appreciation Trust	11	48
Capital Appreciation Value Trust	12	49
Disciplined Value International Trust (formerly International Value Trust)	13	54
Emerging Markets Value Trust	14	55
Equity Income Trust	15	57
Financial Industries Trust	16	58
Fundamental All Cap Core Trust	17	60
Fundamental Large Cap Value Trust	18	61
Global Trust	19	62
Health Sciences Trust	20	63
International Equity Index Trust	21	64
International Small Company Trust	22	67
Lifestyle Aggressive Portfolio	23	68
Lifestyle Balanced Portfolio	24	69
Lifestyle Conservative Portfolio	25	69
Lifestyle Growth Portfolio	26	69
Lifestyle Moderate Portfolio	27	69
Mid Cap Index Trust	28	70
Mid Cap Stock Trust	29	71
Mid Value Trust	30	72
Real Estate Securities Trust	31	73
Science & Technology Trust	32	74
Small Cap Index Trust	33	75
Small Cap Opportunities Trust	34	76
Small Cap Stock Trust	35	77
Small Cap Value Trust	36	78
Small Company Value Trust	37	79
Strategic Equity Allocation Trust	38	80
Total Stock Market Index Trust	39	82

2

John Hancock Variable Insurance Trust

Managers’ commentary and portfolio performance

Trust performance

In the following pages, we have set forth information regarding the performance of each portfolio of John Hancock Variable Insurance Trust (the trust). There are several ways to evaluate a portfolio’s historical performance. One can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. With respect to all performance information presented, it is important to understand that past performance does not guarantee future results. Return and principal fluctuate and shares, when redeemed, may be worth more or less than their original cost.

Performance tables

The performance tables show two types of total return information: cumulative and average annual total returns. A cumulative total return includes dividend reinvestments and is an expression of a portfolio’s total change in share value in percentage terms over a set period of time—one, five, and ten years (or since the portfolio’s inception if less than the applicable period). An average annual total return takes the portfolio’s cumulative total return for a time period greater than one year and shows what the annual return would have been if the portfolio had performed at a constant rate each year. The tables show all cumulative and average annual total returns, net of fees and expenses of the portfolio, but do not reflect the insurance (separate account) expenses (including a possible contingent deferred sales charge) of the variable annuity and variable life products that invest in the portfolio. If these were included, performance would be lower.

Graph—change in value of $10,000 investment and comparative indexes

The performance graph for each portfolio shows the change in value of a $10,000 investment over the life or 10-year period of each portfolio, whichever is shorter. Each portfolio’s performance is compared with the performance of one or more broad-based security indexes as a benchmark. All performance information includes the reinvestment of dividends and capital gain distributions, as well as the deduction of ongoing management fees and portfolio operating expenses. The benchmarks used for comparison are unmanaged and include reinvestment of dividends and capital gains distributions, if any, but do not reflect any fees or expenses. Portfolios that invest in multiple asset classes are compared with a customized blended benchmark. This benchmark comprises a set percentage allocation from each of the asset classes in which the portfolio invests.

Portfolio managers’ commentary

Finally, we have provided portfolio manager commentary regarding each portfolio’s performance during the year ended December 31, 2020. The views expressed are those of the portfolio managers as of December 31, 2020, and are subject to change based on market and other conditions. Information about a portfolio’s holdings, asset allocation, or country diversification is historical and is no indication of future portfolio composition, which may vary. Information provided in this report should not be considered a recommendation to purchase or sell securities. The portfolios are not insured by the Federal Deposit Insurance Corporation (FDIC), are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including loss of principal amount invested. For a more detailed discussion of the risks associated with the portfolios, see the trust’s prospectus.

Standard & Poor’s, Standard & Poor’s 500, S&P 500, and S&P MidCap 400 Index are trademarks of The McGraw-Hill Companies, Inc. Russell 1000, Russell 2000, Russell 3000, and Russell Midcap are trademarks of Frank Russell Company. Wilshire 5000 is a trademark of Wilshire Associates. MSCI Europe, Australasia, and the Far East, EAFE, and MSCI are trademarks of MSCI. Bloomberg Barclays is a registered trademark of Bloomberg LP. Lipper is a registered trademark of Reuters S.A. None of the trusts is sponsored, endorsed, managed, advised, sold, or promoted by any of these companies, and none of these companies makes any representation regarding the advisability of investing in the trust.

3

500 Index Trust

Subadvisor: Manulife Investment Management (North America) Limited
Portfolio Managers: Brett Hryb, CFA, Ashikhusein Shahpurwala, CFA

INVESTMENT OBJECTIVE & POLICIES  >  The trust seeks to approximate the aggregate total return of a broad-based U.S. domestic equity market index by investing at least 80% of the trust’s net assets (plus any borrowings for investment purposes) at the time of investment in (a) as a group, common stocks that are included in the S&P 500 Index and (b) securities (which may or may not be included in the S&P 500 Index) that the Subadvisor believes as a group will behave in a manner similar to the S&P 500 Index.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES

Sector Composition*	% of Total
Information technology	26.6
Health care	13.0
Consumer discretionary	12.3
Communication services	10.4
Financials	10.1
Industrials	8.1
Consumer staples	6.3
Utilities	2.7
Materials	2.5
Real estate	2.3
Energy	2.2
Short-term investments and other	3.5

*	As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended December 31, 2020, 500 Index Trust Series NAV shares returned 18.14% and the S&P 500 Index returned 18.40%.

Environment  >  Despite an incredibly volatile first quarter, U.S. stock markets surprised investors with a strong gain for 2020. The first quarter of 2020 was by many measures an unprecedented one for US and global markets, with US stocks dropping into (-20%) bear market territory in a little more than 20 days, continuing to drop by 30% in a record 30 days. In the end, the S&P 500 index generated total returns of -19.6% for the quarter. While declines were broad, many of the more cyclical sectors experienced the largest losses, with the financials, energy and industrials sectors representing the largest drags on returns. In financials, while all its industries suffered, banks were particularly hard hit, hurt from exposure to a leveraged consumer and dissipating liquidity in capital markets during the latter half of the quarter, with central bank actions to lower interest rates putting added pressure on already thin net interest margins. In energy, declines were even more pronounced as both stock and commodity prices experienced one of the sharpest and steepest declines in recent history.

The stock market pendulum swung back strongly in the second quarter on hopes that the economic downturn caused by the coronavirus epidemic would be relatively brief with the help of central bank efforts. After the lockdown response to COVID-19 late in the first quarter plunged the world and financial markets into a broad-based drawdown, a historically rapid and expansive monetary and fiscal policy response from the US (and other) government(s) helped mitigate the more acute near-term liquidity. The more optimistic environment helped riskier cyclical sectors outperform their more defensive counterparts such as utilities and consumer staples, with the battered energy sector seeing some relief as oil prices recovered from a brief blip in negative territory on supply and storage issues. The S&P Index generated total returns of 20.5% for the quarter.

Global markets were for the most part positive in the third quarter as strong equity gains in July and August cushioned a September correction, particularly in American markets, as the resurgence of COVID-19 cases coupled with unsettled fiscal policy in the US sparked a bout of market volatility late in the period. Nevertheless, U.S. large cap stocks managed to record healthy quarterly gains despite the September sell off, aided by mega-cap technology stocks, with the S&P 500 Index generating total returns of 8.9%. Weakness in the large cap technology space was the main theme during the final month of the quarter with the S&P 500 technology sector dropping close to 13% from its early month high. Growth stocks came under pressure in early September as valuations had risen well beyond historical levels.

Finally, U.S. stocks delivered a strong gain during the fourth and final quarter of 2020. Concern about rising coronavirus infections, uncertainty about the outcome of the U.S. presidential election, and mixed earnings reports hampered returns in October. However, stocks later rebounded on news that two COVID-19 vaccines in development had shown 90% or better efficacy in trials and received emergency-use authorization, with delivery beginning before year-end. The reduced political uncertainty after the November U.S. presidentail election, and passage of a new stimulus package also encouraged investors. These tailwinds overcame concerns about rising infection rates after the Thanksgiving holiday and a slower-than-expected start to the vaccine rollout.

PERFORMANCE TABLE[1]	Average Annual Total Return			Cumulative Total Return
Period Ending December 31, 2020	1-year	5-year	10-year	5-year	10-year
500 Index Trust Series I2	18.11%	14.88%	13.57%	100.06%	256.84%
500 Index Trust Series II2	17.83%	14.65%	13.38%	98.06%	251.01%
500 Index Trust Series NAV	18.14%	14.93%	13.61%	100.48%	258.24%
S&P 500 Index[3,4]	18.40%	15.22%	13.88%	103.04%	267.00%

1	Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

2	Series I and Series II shares were first offered on November 5, 2012. For periods prior to November 5, 2012, the performance shown links the performance of the Series NAV shares. Series NAV shares have lower expenses than Series I and Series II shares. Had the performance for periods prior to November 5, 2012 reflected Series I and/or Series II expenses, performance would be lower.

3	The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

4	It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Series I, Series II, and Series NAV shares the gross expenses are 0.55%, 0.75% and 0.50%, respectively, and the net expenses are 0.30%, 0.50% and 0.25%, respectively. Net expenses reflect contractual expense limitations in effect until April 30, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply.

4

American Asset Allocation Trust

Capital Research and Management CompanySM, investment advisor for American Funds Insurance Series
Portfolio Managers: Alan N. Berro, David A. Daigle, Peter Eliot, Jeffrey T. Lager, Jin Lee, James R. Mulally, John R. Queen

INVESTMENT OBJECTIVE & POLICIES  >  The trust seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term. The trust invests all of its assets in Class 1 shares of its master fund, Asset Allocation FundSM, a series of American Funds Insurance Series. The master fund invests in a diversified portfolio of common stocks and other equity securities, bonds, and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). In addition, the master fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by a nationally recognized statistical rating organization designated by the master fund’s investment advisor or unrated but determined to be of equivalent quality by the master fund’s investment advisor).

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES

Portfolio Composition*	% of Total
Common stocks	66.3
Corporate bonds	12.9
U.S. Government & Agency obligations	8.6
Collateralized mortgage obligations	7.5
Asset backed securities	0.8
Foreign government obligations	0.2
Municipal bonds	0.1
Short-term investments and other	3.6

*	The weightings represent the holdings of the American Asset Allocation Fund, a series of the American Funds Insurance Series. For further details, please visit the American Funds website at americanfunds.com/afis.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended December 31, 2020, American Asset Allocation Trust Series II shares returned 11.92% and a blend of 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index returned 14.73%.

Environment  >  U.S. equities ended 2020 at record highs, showing resilience during a volatile year that included a pandemic-induced recession, a sharp bear market, civil unrest and a contentious presidential election. Information technology, consumer discretionary and communication services stocks that benefited from stay-at-home restrictions led markets. Overall, the information technology sector rose 44%, while consumer discretionary and communication services gained 33% and 24%, respectively. Energy lagged all other sectors, declining 34%. The significant reduction in travel reduced the demand for oil, which was briefly priced below $0 for the first time in history amid fears of dwindling storage capacity. The real estate and financials sectors were also negative for the year, each declining 2%.

Investments in the technology sector —the portfolio’s largest sector holding — contributed to the portfolio’s relative returns. Within the sector, Taiwan Semiconductor Manufacturing Co., Ltd. and ASML Holding, two out of benchmark positions, contributed to relative results with double-digit returns that outpaced the general market.

On the downside, commercial aerospace company Boeing detracted from relative returns as shares slumped in the face of unprecedented disruptions arising from the COVID-19 pandemic. The portfolio’s fixed income investments were additive to relative returns due to sector positioning and security selection. Another detractor on relative results was Apple Inc. — a stock the portfolio didn’t own — as it proved to be one of the strongest performers for the year.

From a fixed income perspective, sector and asset allocation decisions were positive drivers of returns in 2020. Dynamic positioning in investment grade credit supported results this year. A relatively short duration stance, however, detracted from relative results for the full-year period as interest rates declined significantly in the first half of the year. The portfolio managers continue to evaluate the economic and market/sector implications of the incoming administration’s decisions regarding trade.

PERFORMANCE TABLE[1]	Average Annual Total Return			Cumulative Total Return
Period Ending December 31, 2020	1-year	5-year	10-year	5-year	10-year
American Asset Allocation Trust Series I	12.02%	10.18%	9.52%	62.36%	148.25%
American Asset Allocation Trust Series II	11.92%	10.07%	9.39%	61.56%	145.26%
American Asset Allocation Trust Series III	12.45%	10.58%	9.90%	65.31%	157.13%
S&P 500 Index[2,5]	18.40%	15.22%	13.88%	103.04%	267.00%
Bloomberg Barclays U.S. Aggregate Bond Index[3,5]	7.51%	4.44%	3.84%	24.23%	45.76%
Blended Index[4,5]	14.73%	11.11%	10.02%	69.32%	159.87%

1	Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

2	The S&P 500 Index is an unmanaged index composed of 500 widely traded U.S. common stocks.

3	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

4	The blended index is 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.

5	It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Series I, Series II, and Series III shares the gross expenses are 0.94%, 1.09% and 0.59%, respectively, and the net expenses are 0.93%, 1.08% and 0.58%, respectively. Net expenses reflect contractual expense limitations in effect until July 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply.

5

American Global Growth Trust

Capital Research and Management CompanySM, investment advisor for American Funds Insurance Series
Portfolio Managers: Patrice Collette, Paul Flynn, Jonathan Knowles

INVESTMENT OBJECTIVE & POLICIES  >  The trust seeks to provide long-term growth of capital. The trust invests all of its assets in Class 1 shares of its master fund, Global Growth FundSM, a series of American Funds Insurance Series. Global Growth Fund invests primarily in common stocks of companies located around the world that the advisor believes have potential for growth. As a fund that seeks to invest globally, Global Growth Fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, Global Growth Fund seeks to invest at least 30% of its net assets in issuers outside the United States. Although the master fund focuses on investments in medium to larger capitalization companies, the master fund’s investments are not limited to a particular capitalization size.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES

Sector Composition*	% of Total
Information technology	32.8
Consumer discretionary	20.5
Health care	13.2
Financials	9.8
Communication services	7.2
Consumer staples	6.1
Industrials	3.5
Materials	1.8
Energy	1.1
Real estate	0.4
Utilities	0.2
Short-term investments and other	3.4

*	The weightings represent the holdings of the American Global Growth Fund, a series of the American Funds Insurance Series. For further details, please visit the American Funds website at americanfunds.com/afis.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended December 31, 2020, American Global Growth Trust Series II shares returned 29.80% and the MSCI All Country World Index returned 16.25%.

Environment  >   Global stocks rose in the face of a deadly pandemic, boosted by massive government stimulus measures and the rapid development of coronavirus vaccines. In a year marked by unprecedented volatility, stocks declined sharply from February to March, followed by a remarkable nine-month rally that lifted a few key market indexes to all-time highs. U.S. equities also ended 2020 at record highs, showing resilience during a volatile year that included a pandemic-induced recession, a sharp bear market, civil unrest and a contentious presidential election. European stocks declined in local currency terms as the eurozone economy suffered the effects of government-imposed lockdowns and a severe recession. Emerging markets posted solid gains for a second consecutive year, led by China’s economic rebound and the technology-export-driven economies of Taiwan and South Korea.

Stock selection and allocation within the information technology sector were large relative return drivers. The portfolio’s relative weightings in ASML and Taiwan Semiconductor Manufacturing Co., Ltd. benefitted the portfolio as both outpaced the wider market and were among the top contributors to the portfolio’s relative returns. Consumer discretionary stock Amazon also helped the portfolio’s relative returns, as its returns outpaced the market.

The biggest drag on relative results was Apple — a stock the portfolio didn’t own — as it proved to be one of the strongest performers for the year.

On a geographic basis, stocks of companies domiciled in the United States and the Netherlands were additive to results, while stocks of companies based in France and Switzerland detracted.

The portfolio managers are optimistic they will continue to find good companies globally that offer high quality products, and whose values are not yet fully reflected in their share prices.

PERFORMANCE TABLE[1]	Average Annual Total Return			Cumulative Total Return
Period Ending December 31, 2020	1-year	5-year	10-year	5-year	10-year
American Global Growth Trust Series I	29.96%	15.81%	12.44%	108.29%	222.90%
American Global Growth Trust Series II	29.80%	15.71%	12.31%	107.40%	219.23%
American Global Growth Trust Series III	30.44%	16.21%	12.83%	111.97%	234.33%
MSCI All Country World Index[2,4]	16.25%	12.26%	9.13%	78.28%	139.56%
Lipper Global Fund Index[3,4]	18.92%	11.75%	8.91%	74.28%	134.77%

1	Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

2	The MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity performance in global developed and emerging markets.

3	The Lipper Global Fund Index consists of the 30 largest funds in the Lipper peer category that invest at least 25% of their portfolio in securities traded outside of the U.S. and may own U.S. securities as well.

4	It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Series I, Series II, and Series III shares the gross expenses are 1.22%, 1.37% and 0.87%, respectively, and the net expenses are 1.21%, 1.36% and 0.86%, respectively. Net expenses reflect contractual expense limitations in effect until July 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply.

6

American Growth Trust

Capital Research and Management CompanySM, investment advisor for American Funds Insurance Series
Portfolio Managers: Paul Benjamin, Mark L. Casey, Anne-Marie Peterson, Andraz Razen, Alan J. Wilson, Dylan Yolles

INVESTMENT OBJECTIVE & POLICIES  >  The trust seeks to provide growth of capital. The trust invests all of its assets in Class 1 shares of its master fund, Growth FundSM, a series of American Funds Insurance Series. Growth Fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. Growth Fund may also invest a portion of its assets in common stocks and other securities of issuers domiciled outside the U.S.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES

Sector Composition*	% of Total
Information technology	22.7
Consumer discretionary	18.8
Communication services	18.0
Health care	12.7
Industrials	8.4
Financials	5.4
Consumer staples	3.2
Materials	3.1
Energy	1.7
Real estate	1.0
Utilities	0.6
Short-term investments and other	4.4

*	The weightings represent the holdings of the American Growth Fund, a series of the American Funds Insurance Series. For further details, please visit the American Funds website at americanfunds.com/afis.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended December 31, 2020, American Growth Trust Series II shares returned 51.46% and the S&P 500 Index returned 18.40%.

Environment  >  U.S. equities ended 2020 at record highs, showing resilience during a volatile year that included a pandemic-induced recession, a sharp bear market, civil unrest and a contentious presidential election. Information technology, consumer discretionary and communication services stocks that benefited from stay-at-home restrictions led markets. Overall, the information technology sector rose 44%, while consumer discretionary and communication services gained 33% and 24%, respectively. Energy lagged all other sectors, declining 34%. The significant reduction in travel reduced the demand for oil, which was briefly priced below $0 for the first time in history amid fears of dwindling storage capacity. The real estate and financials sectors were also negative for the year, each declining 2%.

The portfolio’s top contributors in relative terms were the consumer discretionary and communication services sectors. Investments in Tesla and Netflix were additive to relative results. Tesla’s shares soared as founder Elon Musk’s effort to bring electric vehicles into the mainstream gained traction, transforming the company’s underlying financial performance.

On the downside, investments in Suncor Energy and MTU Aero Engines detracted from relative returns. The portfolio’s significantly lower-than-benchmark position in Apple, which proved to be a high-performing stock, also detracted from relative returns.

Although U.S. economic growth remained solid, the portfolio’s portfolio managers are keeping a close watch on the impact of COVID-recovery and stimulus measures on economic indicators. Portfolio managers continue to favor well-positioned companies with capital appreciation potential that may be capable of generating outstanding returns in myriad near-term economic environments. They also remain optimistic that our global research will help us identify attractive long-term investment opportunities.

PERFORMANCE TABLE[1]	Average Annual Total Return			Cumulative Total Return
Period Ending December 31, 2020	1-year	5-year	10-year	5-year	10-year
American Growth Trust Series I	51.52%	22.30%	16.42%	173.57%	357.26%
American Growth Trust Series II	51.46%	22.22%	16.29%	172.68%	352.46%
American Growth Trust Series III	51.98%	22.71%	16.82%	178.28%	373.39%
S&P 500 Index[2,3]	18.40%	15.22%	13.88%	103.04%	267.00%

1	Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

2	The S&P 500 Index is an unmanaged index composed of 500 widely traded U.S. common stocks.

3	It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Series I, Series II, and Series III shares the gross expenses are 0.99%, 1.14% and 0.64%, respectively, and the net expenses are 0.98%, 1.13% and 0.63%, respectively. Net expenses reflect contractual expense limitations in effect until July 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply.

7

American Growth-Income Trust

Capital Research and Management CompanySM, investment advisor for American Funds Insurance Series
Portfolio Managers: Charles E. Ellwein, J. Blair Frank, S. Keiko McKibben, Donald D. O’Neal, William L. Robbins, Dylan Yolles

INVESTMENT OBJECTIVE & POLICIES  >  The trust seeks to provide long-term growth of capital and income. The trust invests all of its assets in Class 1 shares of its master fund, Growth-Income FundSM, a series of American Funds Insurance Series. Growth-Income Fund invests primarily in common stocks or other securities that Growth-Income Fund’s investment advisor believes demonstrate the potential for appreciation and/or dividends. Although Growth-Income Fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size. Growth-Income Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the U.S. Growth-Income Fund is designed for investors seeking both capital appreciation and income.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES

Sector Composition*	% of Total
Information technology	20.3
Communication services	15.5
Health care	14.7
Financials	10.2
Industrials	9.5
Consumer discretionary	8.1
Consumer staples	5.1
Materials	4.9
Energy	3.4
Utilities	2.9
Real estate	2.6
Short-term investments and other	2.8

*	The weightings represent the holdings of the American Growth-Income Fund, a series of the American Funds Insurance Series. For further details, please visit the American Funds website at americanfunds.com/afis.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended December 31, 2020, American Growth-Income Trust Series II shares returned 13.02% and the S&P 500 Index returned 18.40%.

Environment  >  U.S. equities ended 2020 at record highs, showing resilience during a volatile year that included a pandemic-induced recession, a sharp bear market, civil unrest and a contentious presidential election. Information technology, consumer discretionary and communication services stocks that benefited from stay-at-home restrictions led markets. Overall, the information technology sector rose 44%, while consumer discretionary and communication services gained 33% and 24%, respectively. Energy lagged all other sectors, declining 34%. The significant reduction in travel reduced the demand for oil, which was briefly priced below $0 for the first time in history amid fears of dwindling storage capacity. The real estate and financials sectors were also negative for the year, each declining 2%.

Regarding the portfolio, investments in the communications services sector contributed the most to the portfolio’s relative returns. Among these stocks, Netflix added the most to the portfolio’s relative results as shares soared while stay-at-home orders spurred demand for internet-streaming media. On the downside, the portfolio’s lower-than-index position in information technology stocks, a sector that performed strongly over the period, weighed on relative returns. In particular, the portfolio’s lower-than-index investment in Apple hindered sector results the most as Apple shares outperformed the broader market over the period.

The portfolio managers continue to look for compelling investment opportunities, buying stocks they believe represent the best value over the long term.

PERFORMANCE TABLE[1]	Average Annual Total Return			Cumulative Total Return
Period Ending December 31, 2020	1-year	5-year	10-year	5-year	10-year
American Growth-Income Trust Series I	13.11%	13.53%	12.35%	88.57%	220.52%
American Growth-Income Trust Series II	13.02%	13.44%	12.23%	87.88%	216.99%
American Growth-Income Trust Series III	13.47%	13.92%	12.74%	91.89%	231.78%
S&P 500 Index[2,3]	18.40%	15.22%	13.88%	103.04%	267.00%

1	Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

2	The S&P 500 Index is an unmanaged index composed of 500 widely traded U.S. common stocks.

3	It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Series I, Series II, and Series III shares the gross expenses are 0.93%, 1.08% and 0.58%, respectively, and the net expenses are 0.92%, 1.07% and 0.57%, respectively. Net expenses reflect contractual expense limitations in effect until July 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply.

8

American International Trust

Capital Research and Management CompanySM, investment advisor for American Funds Insurance Series
Portfolio Managers: Nicholas J. Grace, Sung Lee, Jesper Lyckeus, Renaud H. Samyn, Christopher M. Thomsen

INVESTMENT OBJECTIVE & POLICIES  >  The trust seeks to provide long-term growth of capital. The trust invests all of its assets in Class 1 shares of its master fund, International FundSM, a series of American Funds Insurance Series. International Fund invests primarily in common stocks of companies located outside the United States including in companies domiciled in developing countries, that its advisor believes have the potential for growth.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES

Sector Composition*	% of Total
Financials	17.1
Health care	15.5
Consumer discretionary	14.9
Industrials	11.5
Information technology	8.1
Communication services	7.7
Energy	6.9
Materials	5.3
Consumer staples	4.3
Utilities	3.3
Real estate	0.8
Short-term investments and other	4.6

*	The weightings represent the holdings of the American International Fund, a series of the American Funds Insurance Series. For further details, please visit the American Funds website at americanfunds.com/afis.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended December 31, 2020, American International Trust Series II shares returned 13.40% and the MSCI All Country World ex-USA Index returned 10.65%.

Environment  >  Global stocks rose in the face of a deadly pandemic, boosted by massive government stimulus measures and the rapid development of coronavirus vaccines. In a year marked by unprecedented volatility, stocks declined sharply from February to March, followed by a remarkable nine-month rally that lifted a few key market indexes to all-time highs. U.S. equities also ended 2020 at record highs, showing resilience during a volatile year that included a pandemic-induced recession, a sharp bear market, civil unrest and a contentious presidential election. European stocks declined in local currency terms as the eurozone economy suffered the effects of government-imposed lockdowns and a severe recession. Emerging markets posted solid gains for a second consecutive year, led by China’s economic rebound and the technology-export-driven economies of Taiwan and South Korea.

Investments in the consumer discretionary and health care sectors boosted relative returns. MercadoLibre, the leading e-commerce site for Latin America, was among the top contributors as shares surged to fresh highs while the COVID-19 pandemic drove the adoption of online shopping in Latin America. On the downside, some investments in the industrials sector hindered relative returns. In particular, Airbus was a top relative detractor.

From a regional standpoint, security selection in Japan helped relative results, impacted by a larger-than-index position in SoftBank Group Corp. Investment selection in the U.S. added to relative results, impacted by stock selection in MercadoLibre. Stock selection in the eurozone detracted from relative results.

The portfolio manager continue to monitor volatility and potential headwinds brought about by political and trade uncertainty. Given how late it may be in the current bull market, they seek opportunities especially in regions, countries and sectors less affected by these global headlines. Their focus on a company’s fundamental growth drivers and intrinsic worth is critical to helping them identify investments that they believe represent the best value over the long term.

PERFORMANCE TABLE[1]	Average Annual Total Return			Cumulative Total Return
Period Ending December 31, 2020	1-year	5-year	10-year	5-year	10-year
American International Trust Series I	13.56%	10.31%	6.28%	63.30%	83.81%
American International Trust Series II	13.40%	10.16%	6.13%	62.22%	81.34%
American International Trust Series III	13.98%	10.70%	6.65%	66.22%	90.38%
MSCI All Country World ex-USA Index[2,3]	10.65%	8.93%	4.92%	53.33%	61.63%

1	Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

2	The MSCI All Country World ex-USA Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets and emerging markets, excluding the United States of America.

3	It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Series I, Series II, and Series III shares the gross expenses are 1.19%, 1.34% and 0.84%, respectively, and the net expenses are 1.18%, 1.33% and 0.83%, respectively. Net expenses reflect contractual expense limitations in effect until July 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply.

9

Blue Chip Growth Trust

Subadvisor: T. Rowe Price Associates, Inc.
Portfolio Manager: Larry J. Puglia, CFA, CPA. Effective October 1, 2021, Paul Greene II will replace Larry J. Puglia.

INVESTMENT OBJECTIVE & POLICIES  >  The trust seeks to provide long-term growth of capital with current income as a second objective. The trust invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of large and medium-sized blue chip growth companies that, in the Subadvisor’s view, are well established in their industries and have the potential for above-average earnings growth.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES

Sector Composition*	% of Total
Information technology	38.2
Communication services	21.9
Consumer discretionary	21.3
Health care	11.9
Financials	3.2
Industrials	2.7
Materials	0.5
Short-term investments and other	0.3

*	As a percentage of net assets.

PORTFOLIO MANAGER’S COMMENTARY

Performance  >  For the year ended December 31, 2020, Blue Chip Growth Trust Series I shares returned 34.30% and the S&P 500 Index returned 18.40%.

Environment  >  U.S. stocks rose for the one-year period, despite the coronavirus pandemic and related economic dislocations. Equities declined sharply at the beginning of the year as the coronavirus spread quickly in the U.S., prompting government officials to close schools, nonessential businesses, and public facilities. Stocks rebounded during the second quarter, driven by the Federal Reserve’s and federal government’s massive stimulus efforts, as well as slowing global coronavirus infection rates. The rebound continued during much of the third quarter, as a faster-than-expected rebound in the economy coupled with reports of progress in developing several possible coronavirus vaccines and treatments boosted stocks. During the final months of the year, stocks benefited from reduced political uncertainty after the November U.S. presidential election. Stocks also received a major boost following positive announcements in the development and eventual distribution of approved coronavirus vaccines.

Communication services was the leading contributor to relative results, driven primarily by security choices such as Netflix, Inc. Prior to the coronavirus outbreak, shares of Netflix were already trending upward thanks to continued momentum in international subscriptions and encouraging guidance around margin expansion and cash burn rates. With an extensive library and a healthy slate of new originals in the pipeline, ready to be released, Netflix subscriptions benefited from increased stay-at-home viewership as other streaming services lagged behind in terms of release volume and traditional studios shut down production. Netflix is at the forefront of a generational shift in viewing habits.

An overweight to the information technology sector also boosted relative returns as stay-at-home orders fueled demand for the products and services offered by select technology hardware and software companies. Tech firms with exposure to the gaming industry also outperformed amid continued stay-at-home behavior.

A significant underweight exposure to the energy sector further bolstered relative performance.

In contrast, industrials and business services detracted due to unfavorable stock choices, although a beneficial underweight position had a positive impact. Shares of The Boeing Company (sold prior to year end) came under significant pressure over the past 12 months due to a series of negative news events during the 737 MAX investigation, ongoing delays in the recertification process, and pressure on air travel from coronavirus fears.

PERFORMANCE TABLE[1]	Average Annual Total Return			Cumulative Total Return
Period Ending December 31, 2020	1-year	5-year	10-year	5-year	10-year
Blue Chip Growth Trust Series I	34.30%	19.55%	17.50%	144.21%	401.79%
Blue Chip Growth Trust Series II	34.06%	19.31%	17.27%	141.78%	391.93%
Blue Chip Growth Trust Series NAV	34.40%	19.61%	17.56%	144.81%	404.23%
S&P 500 Index[2,4]	18.40%	15.22%	13.88%	103.04%	267.00%
Russell 1000 Growth Index[3,4]	38.49%	21.00%	17.21%	159.38%	389.29%

1	Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

2	The S&P 500 Index is an unmanaged index composed of 500 widely traded U.S. common stocks.

3	The Russell 1000 Growth Index is an unmanaged index composed of those securities in the Russell 1000 Index that have a higher-than-average growth orientation.

4	It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Series I, Series II, and Series NAV shares the gross expenses are 0.84%, 1.04% and 0.79%, respectively, and the net expenses are 0.83%, 1.03% and 0.78%, respectively. Net expenses reflect contractual expense limitations in effect until July 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply.

10

Capital Appreciation Trust

Subadvisor: Jennison Associates LLC
Portfolio Managers: Blair A. Boyer, Michael A. Del Balso, Rebecca Irwin, Natasha Kuhlkin, CFA, Kathleen A. McCarragher, Spiros (Sig) Segalas

INVESTMENT OBJECTIVE & POLICIES  >  The trust seeks long-term growth of capital by investing at least 65% of the trust’s total assets in equity and equity-related securities of companies, at the time of investment, that exceed $1 billion in market capitalization and that the Subadvisor believes to have above-average growth prospects.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES

Sector Composition*	% of Total
Information technology	45.2
Consumer discretionary	27.2
Communication services	14.6
Health care	4.4
Industrials	4.1
Consumer staples	2.8
Financials	0.9
Short-term investments and other	0.8

*	As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended December 31, 2020, Capital Appreciation Trust Series I Shares returned 56.04% and the Russell 1000 Growth Index returned 38.49%.

Environment  >  Markets were extremely volatile, unsettled by US-China trade discord and the COVID-19 pandemic. Stocks peaked at new highs in early 2020, then dropped dramatically as the viral outbreak spread around the globe, disrupting markets, economies, and life everywhere. The realities of the pandemic dictated daily conduct for individuals, businesses, and governments around the world. Shelter-in-place and work-from-home became standard. Markets rebounded rapidly in later months, but the pandemic’s economic damage continued to accumulate. The effects of fiscal stimulus blunted the pandemic’s effect on employment and spending. Monetary policy initiatives to bolster liquidity and stabilize asset prices contributed to record-low interest rates.

Consumer discretionary positions were strong positive contributors to performance. Tesla, Inc.’s technology, scale, and low-cost advantage made it not only the breakaway leader in the electric-vehicle market but also positioned it to disrupt the overall automotive industry. Consumer businesses that have migrated to digital direct-to-consumer business models were notably strong performers. Amazon.com, Inc. has operated in this mode for years, and its relevance and dominance became more apparent.

In information technology, digital payments processors Adyen NV and PayPal Holdings, Inc. were strong performers. The importance of digital commerce in times of restricted personal mobility also benefited Shopify, Inc., which provides cloud-based, easy-to-use infrastructure tools to enable omni-channel ecommerce capability. With millions of people around the world working from home, the advantage of housing mission-critical software applications and services on the cloud became clear.

In communication services, Netflix, Inc. contributed as it continues to enhance its long-term competitive position with the industry’s largest commitment of investment dollars in exclusive and original content.

Stock selection in the industrials sector detracted. The longer-than-anticipated 737 MAX 8 jet recertification process weighed on The Boeing Company, as did pandemic-related restrictions on air travel that compromised the financial health of airlines. Exposure to the airline industry also affected Airbus SE and Safran SA, which derives most of its revenue by aircraft engine production. All positions in Boeing and Airbus were eliminated prior to year end.

The position in adidas AG detracted from relative performance and was eliminated based on the company’s softer-than-expected gross margin, COVID-19-related sporting event cancellations, and an anticipated back-up in wholesale inventories.

PERFORMANCE TABLE[1]	Average Annual Total Return			Cumulative Total Return
Period Ending December 31, 2020	1-year	5-year	10-year	5-year	10-year
Capital Appreciation Trust Series I	56.04%	22.67%	18.40%	177.83%	441.53%
Capital Appreciation Trust Series II	55.70%	22.42%	18.16%	174.99%	430.56%
Capital Appreciation Trust Series NAV	56.29%	22.75%	18.46%	178.66%	444.27%
Russell 1000 Growth Index[2,3]	38.49%	21.00%	17.21%	159.38%	389.29%

1	Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

2	The Russell 1000 Growth Index is an unmanaged index composed of the Russell 1000 securities that have a greater-than-average growth orientation.

3	It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Series I, Series II, and Series NAV shares the gross expenses are 0.80%, 1.00% and 0.75%, respectively, and the net expenses are 0.79%, 0.99% and 0.74%, respectively. Net expenses reflect contractual expense limitations in effect until July 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply.

11

Capital Appreciation Value Trust

Subadvisor: T. Rowe Price Associates, Inc.
Portfolio Manager: David R. Giroux, CFA

INVESTMENT OBJECTIVE & POLICIES  >  The trust seeks long-term capital appreciation by investing primarily in common stocks of established U.S. companies that have above-average potential for capital growth. Common stocks typically constitute at least 50% of the trust’s total assets. The remaining assets are generally invested in other securities, including convertible securities, corporate and government debt, bank loans, foreign securities, futures, and options. The trust may invest up to 20% of its total assets in foreign securities.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES

Portfolio Composition*	% of Total
Common stocks	67.5
Corporate bonds	8.0
Term loans	8.0
Preferred securities	2.1
Asset backed securities	0.3
Short-term investments and other	14.1

*	As a percentage of net assets.

PORTFOLIO MANAGER’S COMMENTARY

Performance  >  For the year ended December 31, 2020, Capital Appreciation Value Trust Series I shares returned 17.40% and the S&P 500 Index returned 18.40%.

Environment  >  U.S. stocks rose for the one-year period, despite the coronavirus pandemic and related economic dislocations. Equities declined sharply at the beginning of the year as the coronavirus spread quickly in the U.S., prompting government officials to close schools, nonessential businesses, and public facilities. Stocks rebounded during the second quarter, driven by the U.S. Federal Reserve’s and federal government’s massive stimulus efforts. The rebound continued during much of the third quarter, as a faster-than-expected rebound in the economy coupled with reports of progress in developing several coronavirus vaccines and treatments boosted stocks. During the final months of the year, stocks benefited from reduced political uncertainty after the November U.S. presidential election. Stocks also received a major boost following positive announcements in the development and eventual distribution of approved coronavirus vaccines.

Our overall fixed income weight declined from the prior year, as we trimmed our allocations in high yield bonds and investment-grade corporates. Our largest exposure in fixed income is in term loans, where we have found select issues that at current levels offer compelling risk-adjusted return profiles.

Within equities, financials aided relative performance, due to stock picks such as Intercontinental Exchange, Inc., while a slight underweight also aided results. Intercontinental Exchange, a data service provider and global operator of exchanges, benefited from solid growth in data revenue throughout the year as well as from its less cyclical business model relative to many banks and capital markets companies. The health care sector also contributed to relative returns due to stock choices such as Danaher Corp. Diversified medical equipment and supplies conglomerate Danaher benefited from growing demand for diagnostic tools needed to test for the coronavirus, as well as from strong organic growth and margins from recently acquired Cytiva, formerly GE Healthcare Life Sciences. Conversely, information technology hindered relative performance, due to stock selection. Fiserv, Inc. lagged within the very strong-performing information technology sector on significant disruption to its merchant acceptance business due to the coronavirus pandemic. An unexpected announcement in early May that the company’s CEO would retire in mid-2020 also raised some investor concern amid a challenging market environment. Utilities also detracted from relative results due to an overweight allocation. Utilities lagged the broader market’s strong one-year return as investors mostly favored areas of the market with exposure to such things as e-commerce and the broader digitalization of the economy due to the circumstances that were caused by the coronavirus pandemic.

The portfolio’s covered call strategy contributed to the portfolio’s absolute return but slightly detracted on a relative basis.

PERFORMANCE TABLE[1]	Average Annual Total Returns			Cumulative Total Returns
Period Ending December 31, 2020	1-year	5-year	10-year	5-year	10-year
Capital Appreciation Value Trust Series I	17.40%	12.77%	12.03%	82.40%	211.54%
Capital Appreciation Value Trust Series II	17.19%	12.54%	11.81%	80.53%	205.31%
Capital Appreciation Value Trust Series NAV	17.42%	12.82%	12.08%	82.82%	212.92%
S&P 500 Index[2,4]	18.40%	15.22%	13.88%	103.04%	267.00%
Blended Index[3,4]	14.73%	11.11%	10.02%	69.32%	159.87%

1	Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

2	The S&P 500 Index is an unmanaged index composed of 500 widely traded U.S. common stocks.

3	The blended index is 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.

4	It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Series I, Series II, and Series NAV shares the gross expenses are 0.93%, 1.13% and 0.88%, respectively, and the net expenses are 0.92%, 1.12% and 0.87%, respectively. Net expenses reflect contractual expense limitations in effect until July 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply.

12

Disciplined Value International Trust (formerly International Value Trust)

Subadvisor: Boston Partners Global Investors, Inc. (Prior to February 12, 2020, Templeton Investment Counsel, LLC was the portfolio’s subadvisor)
Portfolio Managers: Joseph F. Feeney, Jr., CFA, Christopher K. Hart, CFA, and Joshua M. Jones, CFA

INVESTMENT OBJECTIVE & POLICIES  >  The trust seeks long-term growth of capital. The trust invests primarily in equity securities of companies located outside the U.S., including emerging markets.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES

Sector Composition*	% of Total
Financials	20.3
Industrials	19.0
Consumer discretionary	14.4
Information technology	13.5
Materials	10.3
Health care	6.7
Consumer staples	5.3
Energy	4.3
Communication services	3.3
Utilities	1.0
Real estate	0.4
Short-term investments and other	1.5

*	As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended December 31, 2020, Disciplined Value International Trust Series I shares returned 3.27% and the MSCI EAFE Index returned 7.82%. On February 12, 2020, Boston Partners Global Investors, Inc. replaced Templeton Investment Counsel, LLC as the portfolio’s subadvisor.

Environment  >  The portfolio’s relative underperformance compared to the MSCI EAFE index was mostly driven by stock selection in the Financials, Industrials, and Health Care sectors. Financials underperformed for the first three quarters of the year, before rebounding in Q4. Market concerns over pandemic related credit costs and low interest rates weighed on financials performance during most of the period. Our overweight to banks and consumer finance hurt as these industries were hit hardest during the downturn. Shares of Insurance stocks were depressed as regulators suspended their ability to return cash to shareholders in the face of unspecified COVID claims. Large individual detractors from performance held by the portfolio within the financials sector include Fairfax Financial Holdings, Ltd. (sold prior to year end), Erste Group Bank AG (sold prior to year end), ING Groep NV, and Aviva PLC (sold prior to year end).

In industrials, the portfolio’s overweight allocation to small and mid-sized European industrials lagged the index as sentiment favored the perceived safety of large-cap stocks amid heightened macroeconomic uncertainty. Top detractors from relative performance within the industrials sector include Leonardo SpA (sold prior to year end) and Eiffage SA. The portfolio’s position in BAE Systems PLC also detracted due to defense budget concerns and Brexit.

In Health Care, the portfolio was underweight to expensive biotech, equipment & supplies, and life sciences stocks. The portfolio position in Bayer AG detracted from relative performance. Shares declined on disappointing crop sciences which affected seed volumes, and the position was closed in October.

The portfolio’s positioning in the information technology sector aided relative performance led by portfolio holdings Samsung Electronics Company, Ltd., Capgemini SE, and Taiyo Yuden Company, Ltd. Positions in gold mining companies Yamana Gold, Inc. (sold prior to year end) and Barrick Gold Corp. (sold prior to year end) also aided relative performance.

PERFORMANCE TABLE[1]	Average Annual Total Return			Cumulative Total Return
Period Ending December 31, 2020	1-year	5-year	10-year	5-year	10-year
Disciplined Value International Trust Series I	3.27%	5.32%	3.21%	29.60%	37.19%
Disciplined Value International Trust Series II	3.07%	5.11%	3.01%	28.27%	34.53%
Disciplined Value International Trust Series NAV	3.27%	5.37%	3.26%	29.87%	37.80%
MSCI EAFE Index[2,3]	7.82%	7.45%	5.51%	43.22%	70.96%

1	Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

2	The MSCI EAFE (Europe, Australasia, Far East) Index is a free-float adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. & Canada.

3	It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Series I, Series II, and Series NAV shares the gross expenses are 0.92%, 1.12% and 0.87%, respectively, and the net expenses are 0.91%, 1.11% and 0.86%, respectively. Net expenses reflect contractual expense limitations in effect until July 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply.

13

Emerging Markets Value Trust

Subadvisor: Dimensional Fund Advisors LP
Portfolio Managers: Jed S. Fogdall, Allen Pu, CFA, PhD, Bhanu P. Singh, Ethan Wren, CFA

INVESTMENT OBJECTIVE & POLICIES  >  The trust seeks long-term capital appreciation by investing at least 80% of its net assets (plus any borrowings for investment purposes) in companies associated with emerging markets designated from time to time by the Subadvisor.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES

Sector Composition*	% of Total
Financials	25.6
Materials	13.8
Information technology	11.9
Energy	10.7
Consumer discretionary	9.5
Industrials	8.9
Real estate	6.0
Communication services	5.5
Consumer staples	2.9
Health care	2.8
Utilities	1.7
Short-term investments and other	0.7

*	As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended December 31, 2020, Emerging Markets Value Trust Series NAV shares returned 3.72% and the MSCI Emerging Markets Index returned 18.31%.

Environment  >  In U.S. dollar terms, emerging markets had positive performance for the year, outperforming developed ex U.S. markets but trailing the U.S. market.

Dimensional emphasizes stocks with smaller market capitalizations, lower relative prices, and higher profitability.

Along the market capitalization dimension, small caps (MSCI Emerging Markets Small Cap Index) underperformed large caps (MSCI Emerging Markets Index Large Caps Index). Mid caps (MSCI Emerging Markets Mid Cap Index), a subset of the MSCI Emerging Markets Index universe, underperformed small caps.

Along the relative price dimension, large cap value stocks (MSCI Emerging Markets Value Index) underperformed large cap growth stocks (MSCI Emerging Markets Growth Index), and small cap value stocks (MSCI Emerging Markets Small Cap Value Index) underperformed small cap growth stocks (MSCI Emerging Markets Small Cap Growth Index).

It is important to consider the interactions between size, value, and profitability when reviewing the performance of the dimensions. Among large caps, stocks with higher profitability outperformed stocks with lower profitability. Among small caps, stocks with higher profitability underperformed stocks with lower profitability.

With low relative price (value) stocks underperforming high relative price (growth) stocks for the year, the portfolio’s focus on value stocks was the primary driver of underperformance relative to the style-neutral index. The portfolio’s inclusion of small cap stocks contributed positively to performance relative to the index (which is composed primarily of large and mid caps), as small caps outperformed large caps. An underweight to and stock selection in the information technology sector detracted while an overweight and stock selection in the utilities sector contributed. From a country perspective, exposure to and stock selection in China detracted from relative performance.

PERFORMANCE TABLE[1]	Average Annual Total Return			Cumulative Total Return
Period Ending December 31, 2020	1-year	5-year	10-year	5-year	10-year
Emerging Markets Value Trust Series I	3.56%	9.22%	–0.05%	55.44%	–0.53%
Emerging Markets Value Trust Series II2	3.36%	8.98%	–0.14%	53.69%	–1.43%
Emerging Markets Value Trust Series NAV	3.72%	9.29%	0.00%	55.91%	0.00%
MSCI Emerging Markets Index[3,4]	18.31%	12.81%	3.63%	82.70%	42.81%

1	Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

2	Series II shares were first offered on May 27, 2015. The performance shown links the performance of Series NAV Shares, which have lower expenses than Series II Shares. Had the performance prior to May 27, 2015 reflected Series II expenses, performance would be lower.

3	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

4	It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Series I, Series II, and Series NAV shares the gross expenses are 1.18%, 1.38% and 1.13%, respectively, and the net expenses are 1.17%, 1.37% and 1.12%, respectively. Net expenses reflect contractual expense limitations in effect until July 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply.

14

Equity Income Trust

Subadvisor: T. Rowe Price Associates, Inc.
Portfolio Manager: John D. Linehan, CFA

INVESTMENT OBJECTIVE & POLICIES  >  The trust seeks to provide substantial dividend income and also long-term growth of capital. The trust invests at least 80% of its total net assets (plus any borrowings for investment purposes) in equity securities, with at least 65% in common stocks of well-established companies paying above-average dividends.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES

Sector Composition*	% of Total
Financials	20.8
Health care	13.3
Industrials	12.0
Information technology	9.5
Utilities	9.0
Consumer staples	7.3
Energy	6.5
Materials	6.2
Communication services	5.3
Real estate	4.5
Consumer discretionary	4.1
Short-term investments and other	1.5

*	As a percentage of net assets.

PORTFOLIO MANAGER’S COMMENTARY

Performance  >  For the year ended December 31, 2020, Equity Income Trust Series I shares returned 1.02% and the Russell 1000 Value Index returned 2.80%.

Environment  >  The Russell 1000 Value Index posted positive returns during the one-year period ended December 31, 2020. Large-caps outperformed small- and mid-cap shares. As measured by various Russell indexes, growth stocks outperformed value stocks across all market capitalizations. Within the Russell 1000 Value Index, the majority of the sectors posted positive returns. Materials, health care, and industrials posted the strongest gains, while energy lagged the most.

Health care was the primary relative detractor for the period, due to stock selection. Shares of CVS Health Corp. traded lower throughout the year amid short-term concerns over a potential decline in demand due to coronavirus lockdowns.

Stock choices in the consumer staples sector also weighed on relative performance. Our position in Tyson Foods, Inc. lagged the broader market as the company grappled with uncertainty stemming from the coronavirus outbreak and a shift from commercial to residential consumption. Additionally, shares were pressured due to reports of coronavirus outbreaks at numerous plants. In the fourth quarter, the company came under fire after reports surfaced of management’s actions related to the coronavirus.

In industrials, stock choices and an unfavorable underweight hampered relative returns, led by holdings in The Boeing Company. Despite finishing lower for the one-year period, shares of the company significantly rebounded from March lows. Boeing shares began trending upward late in the first half of the year as airlines began rescheduling more flights. Additionally, late in the fourth quarter, shares trended upward following the recertification of the Boeing 737 MAX but ultimately remained well below the level we saw early in the year.

Conversely, stock selection in the information technology sector contributed to relative performance. Shares of QUALCOMM, Inc. regained from the first quarter sell-off and were up considerably for the one-year period, stemming from favorable earnings reports (which exceeded market expectations) and the unveiling of the company’s new Snapdragon 888 5G mobile platform.

Energy also aided relative performance, due to stock choices. However, these gains were partially offset by an unfavorable overweight position in the sector.

PERFORMANCE TABLE[1]	Average Annual Total Return			Cumulative Total Return
Period Ending December 31, 2020	1-year	5-year	10-year	5-year	10-year
Equity Income Trust Series I	1.02%	9.84%	9.26%	59.86%	142.55%
Equity Income Trust Series II	0.75%	9.61%	9.04%	58.24%	137.71%
Equity Income Trust Series NAV	1.01%	9.88%	9.32%	60.18%	143.78%
Russell 1000 Value Index[2,4]	2.80%	9.74%	10.50%	59.15%	171.48%
S&P 500 Index[3,4]	18.40%	15.22%	13.88%	103.04%	267.00%

1	Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

2	The Russell 1000 Value Index is an unmanaged index composed of those securities in the Russell 1000 Index that have a less-than-average growth orientation.

3	The S&P 500 Index is an unmanaged index composed of 500 widely traded U.S. common stocks.

4	It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Series I, Series II, and Series NAV shares the gross expenses are 0.80%, 1.00% and 0.75%, respectively, and the net expenses are 0.79%, 0.99% and 0.74%, respectively. Net expenses reflect contractual expense limitations in effect until July 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply.

15

Financial Industries Trust

Subadvisor: Manulife Investment Management (US) LLC
Portfolio Managers: Susan A. Curry, Ryan Lentell, CFA

INVESTMENT OBJECTIVE & POLICIES  >  The trust seeks growth of capital. The trust invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies that are principally engaged in financial services.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES

Industry Composition*	% of Total
Banks	36.1
Insurance	16.3
Capital markets	15.1
IT services	10.8
Equity real estate investment trusts	6.4
Diversified financial services	5.3
Consumer finance	4.6
Professional services	1.5
Thrifts and mortgage finance	0.8
Real estate management and development	0.8
Short-term investments and other	2.3

*	As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended December 31, 2020, Financial Industries Trust Series I shares returned 2.17% and the S&P 500 Financials Index declined 1.69%.

Environment  >  Despite a rocky first quarter, global markets surprised investors with a strong gain for 2020. The market hit a record high in February, but then collapsed as the coronavirus pandemic led to unprecedented shutdowns of entire economies worldwide, rising unemployment and the likelihood of a global recession.

Fortunately, the response from policymakers—most notably the U.S. Federal Reserve—was swift and strong. Stocks began to recover in late March in response, and the rally persisted through the spring and summer as slowing infection rates, progress on vaccine development, and the gradual reopening of many global economies lifted investor sentiment. Uncertainty about the virus and the U.S. elections caused sentiment to waver in September, but the rally regained steam in November with the market setting another record before year-end thanks to positive developments with respect to COVID-19 vaccines.

Across the financial sector, performance varied widely by industry with bank stocks generally underperforming. Industries such as finance-related information technology services, capital markets, and diversified financial services outpaced their peers.

Several of the portfolio’s positions in the payment space were a key contributor to relative performance as these names benefitted from the significant acceleration of the consumer spending shift from in-person to online during the COVID-19 pandemic. In addition, strong stock selection across insurance and banking companies also contributed to performance.

Adyen NV, an out of benchmark Dutch payment company that provides merchants with a single platform to accept e-commerce, mobile, and point-of-sale payments aided in the portfolio’s strong performance during the period. Shares of Adyen outperformed amid strong revenue and earnings growth owing to a surge in its processed payment volume. Another out benchmark position, specialty insurer, Kinsale Capital Group, Inc., which focuses on hard-to-place insurance for smaller companies, also contributed to performance.

The portfolio’s underweight position in capital markets detracted from performance as some of these firms not owned outperformed the overall sector, including S&P Global, Inc. Part of these companies’ businesses are subscription-based and relatively stable, which were an attractive place for investors during the year. The portfolio’s underweight in investment manager BlackRock, Inc. also hurt relative performance as it delivered strong performance on their assets under management.

Over the period, we positioned the portfolio consistent with our research related to the coronavirus pandemic and its impact on the global economy as well as the global financial sector. This led us to defensively position the portfolio early in the year as the direct impact of the virus was being realized. As a result, we trimmed our U.S. bank holdings due to their expected near-term pandemic-related economic challenges. In addition, we increased our exposure to alternative asset managers that were poised to benefit from the market volatility and to attractive companies in the growing financial technology area, specifically the electronic payment space. During the market’s swift rebound, we continued to monitor economic conditions and strategically added back our U.S. bank exposure as the recovery strengthened while trimming some of our names that had outperformed through the onset of the pandemic.

PERFORMANCE TABLE[1]	Average Annual Total Return			Cumulative Total Return
Period Ending December 31, 2020	1-year	5-year	10-year	5-year	10-year
Financial Industries Trust Series I	2.17%	9.64%	8.88%	58.45%	134.09%
Financial Industries Trust Series II	1.99%	9.44%	8.67%	57.01%	129.60%
Financial Industries Trust Series NAV	2.31%	9.71%	8.94%	58.91%	135.38%
S&P 500 Financials Index[2,5]	–1.69%	11.13%	10.79%	69.49%	178.61%
S&P 500 Index[3,5]	18.40%	15.22%	13.88%	103.04%	267.00%
Lipper Financial Services Index[4,5]	0.68%	9.26%	9.51%	55.71%	148.12%

1	Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

2	The S&P 500 Financials Index is an unmanaged index of financial sector stocks in the S&P 500 Index.

3	The S&P 500 Index is an unmanaged index composed of 500 widely traded U.S. common stocks.

4	The Lipper Financial Services Index consists of the 30 largest funds in the Lipper peer category that invest primarily in equity securities of domestic companies engaged in providing financial services, including but not limited to banks, finance companies, insurance companies and securities/brokerage firms.

5	It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Series I, Series II, and Series NAV shares the gross expenses are 0.91%, 1.11% and 0.86%, respectively, and the net expenses are 0.90%, 1.10% and 0.85%, respectively. Net expenses reflect contractual expense limitations in effect until July 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply.

16

Fundamental All Cap Core Trust

Subadvisor: Manulife Investment Management (US) LLC
Portfolio Managers: Emory (Sandy) Sanders, CFA, Jonathan T. White, CFA

INVESTMENT OBJECTIVE & POLICIES  >  The trust seeks long-term growth of capital. Under normal market conditions, the trust invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. Market capitalizations of these companies will span the capitalization spectrum. Equity securities include common, convertible, and preferred securities and their equivalents.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES

Sector Composition*	% of Total
Consumer discretionary	19.8
Communication services	16.7
Financials	15.7
Information technology	14.6
Industrials	9.0
Consumer staples	8.7
Health care	4.9
Energy	4.8
Real estate	3.7
Short-term investments and other	2.1

*	As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended December 31, 2020, Fundamental All Cap Core Trust Series I shares returned 26.87% and the Russell 3000 Index returned 20.89%.

Environment  >  U.S. stocks lagged early in 2020 as economies shut down to prevent COVID-19 from spreading. However, massive U.S. federal government stimulus, gradual economic reopenings, slowing infection rates and vaccine progress triggered a sharp rebound in the second quarter. Although infection rates rose again in the fourth quarter, equities continued to rally, benefiting from reduced political uncertainty after the November U.S. presidential election, vaccine approvals and a new stimulus measure. Against this backdrop, stocks across most market capitalizations posted strong gains. By sector, information technology and consumer discretionary led the way, while energy stocks significantly lagged.

Stock picks in the health care sector, security selection and an overweight in the consumer discretionary sector, and investment choices in the industrials sector helped the portfolio beat the Russell 3000 Index. Top individual contributors included Amazon.com, Inc., a sizable overweight and top holding that benefited from strong demand for its highly profitable cloud-computing services as well as its e-commerce and online grocery offerings. Timely trading in mattress company Tempur Sealy International, Inc. also helped. We locked in some profits in the first quarter, added back near the stock’s March low and eliminated the position in the fourth quarter after it had benefited from robust demand for housing-related goods. Elsewhere, shares of biopharmaceuticals company Moderna, Inc. soared as the company used its unique (mRNA technology) platform to develop a COVID-19 vaccine in record time.

Conversely, a sizable overweight in the financials sector and large underweight in the information technology sector hindered relative performance. Individual detractors included large diversified financials companies Citigroup, Inc. (sold prior to year end) and Bank of America Corp., overweights pressured by low interest rates, slow economic growth and credit risk concerns. Increased expenses and a CEO transition further hampered Citigroup’s result. Elsewhere, weak on-premises sales during the pandemic weighed on a non-index position in Belgium-based global brewer Anheuser-Busch InBev SA/NV.

We believe the U.S. is in the early stage of a new economic cycle, which stands to benefit from the vaccine rollout, new stimulus and pent-up consumer demand. However, potential risks — notably the pace of economic recovery — could create near-term volatility. We plan to capitalize on volatility when it creates attractive valuations in competitively advantaged businesses with compelling long-term cash flow growth prospects. The strategy ended the period with overweights in the communication services, financials and consumer discretionary sectors.

PERFORMANCE TABLE[1]	Average Annual Total Return			Cumulative Total Return
Period Ending December 31, 2020	1-year	5-year	10-year	5-year	10-year
Fundamental All Cap Core Trust Series I	26.87%	15.77%	14.58%	107.98%	289.86%
Fundamental All Cap Core Trust Series II	26.65%	15.54%	14.34%	105.91%	281.97%
Fundamental All Cap Core Trust Series NAV	26.97%	15.84%	14.63%	108.55%	291.77%
Russell 3000 Index[2,3]	20.89%	15.43%	13.79%	104.95%	264.07%

1	Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

2	The Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

3	It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Series I, Series II, and Series NAV shares the gross expenses are 0.77%, 0.97% and 0.72%, respectively, and the net expenses are 0.76%, 0.96% and 0.71%, respectively. Net expenses reflect contractual expense limitations in effect until July 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply.

17

Fundamental Large Cap Value Trust

Subadvisor: Manulife Investment Management (US) LLC
Portfolio Managers: Nicholas Renart, Emory (Sandy) Sanders, CFA

INVESTMENT OBJECTIVE & POLICIES  >  The trust seeks long-term capital appreciation. Under normal market conditions, the trust invests at least 80% of its net assets in equity securities of large-capitalization companies. The trust considers large-capitalization companies to be those that at the time of purchase have a market capitalization equal to or greater than that of the top 80% of the companies that comprise the Russell 1000 Index. Equity securities include common, convertible and preferred securities and their equivalents.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES

Sector Composition*	% of Total
Financials	24.9
Industrials	12.6
Health care	12.0
Energy	9.9
Communication services	9.7
Information technology	9.2
Consumer staples	8.8
Consumer discretionary	8.7
Materials	1.0
Real estate	0.9
Short-term investments and other	2.3

*	As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended December 31, 2020, Fundamental Large Cap Value Trust Series I shares returned 11.96% and the Russell 1000 Value Index returned 2.80%.

Environment  >  U.S. stocks plunged early in 2020 as economies shut down to prevent COVID-19 from spreading. However, massive U.S. federal government stimulus, gradual economic reopenings, slowing infection rates and vaccine progress triggered a strong rebound in the second quarter. Although infection rates rose again, equities continued to rally, benefiting from the reduced political uncertainty after the November U.S. presidential election, vaccine approvals and new economic stimulus. Against this backdrop, value stocks lagged growth stocks by a wide margin. Within the Russell 1000 Value Index, the materials and health care sectors posted the strongest gains, while energy stocks significantly lagged.

Security selection in the information technology, health care, consumer discretionary, financials and energy sectors helped the portfolio outpace the Russell 1000 Value Index. Top individual contributors included non-index positions in software giant Microsoft Corp. and consumer technology leader Apple, Inc. Microsoft benefited from growth in its Azure cloud-computing platform and business productivity software as people worked from home. Apple’s shares rallied as its products and services became essential during the lockdowns. The launch of a 5G-enabled iPhone was an added tailwind. We locked in gains and eliminated Apple from the portfolio before period end. Another standout was life sciences and tools company Danaher Corp., which benefited from strong demand for its healthcare products and testing supplies during the pandemic.

Conversely, a modest cash position, stock picks in the consumer staples sector and an underweight in the materials sector hindered relative performance. The biggest individual detractors, however, came from elsewhere. They included diversified financials company Citigroup, Inc., an overweight pressured by low interest rates, slow economic growth, credit risk concerns, increased expenses and a CEO transition. Elsewhere, a non-index position in exploration & production company Suncor Energy, Inc., which operates in the Canadian oil sands, lagged along with oil prices. An overweight in broadcasting company Fox Corp. also declined, as the pandemic disrupted sports programming, leading to decreased viewership.

We believe the U.S. is in the early stage of a new economic cycle, which stands to benefit from the vaccine rollout, new stimulus and pent-up consumer demand. The portfolio remains focused on competitively advantaged large-cap businesses that generate strong cash flows and have discounted valuations, with notable overweights at period end in the economically sensitive financials and energy sectors.

PERFORMANCE TABLE[1]	Average Annual Total Return			Cumulative Total Return
Period Ending December 31, 2020	1-year	5-year	10-year	5-year	10-year
Fundamental Large Cap Value Series I	11.96%	10.30%	11.59%	63.27%	199.36%
Fundamental Large Cap Value Series II	11.75%	10.08%	11.38%	61.61%	193.74%
Fundamental Large Cap Value Series NAV	12.01%	10.36%	11.66%	63.71%	201.19%
Russell 1000 Value Index[2,3]	2.80%	9.74%	10.50%	59.15%	171.48%

1	Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

2	The Russell 1000 Value Index is an unmanaged index composed of those securities in the Russell 1000 Index with a less-than-average growth orientation.

3	It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Series I, Series II, and Series NAV shares the gross expenses are 0.78%, 0.98% and 0.73%, respectively, and the net expenses are 0.77%, 0.97% and 0.72%, respectively. Net expenses reflect contractual expense limitations in effect until July 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply.

18

Global Trust

Subadvisor: Manulife Investment Management US LLC (Prior to April 27, 2020, Templeton Global Advisors Limited was the portfolio’s subadvisor)
Portfolio Managers: Paul Boyne, Stephen Hermsdorf

INVESTMENT OBJECTIVE & POLICIES  >  The trust seeks long-term capital appreciation by investing primarily in the equity securities of companies located throughout the world, including emerging markets.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES

Sector Composition*	% of Total
Information technology	21.7
Consumer staples	19.1
Health care	13.9
Communication services	11.9
Industrials	10.5
Consumer discretionary	8.2
Materials	6.4
Financials	5.8
Real estate	1.2
Energy	1.0
Short-term investments and other	0.3

*	As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended December 31, 2020, Global Trust Series I shares returned 6.60% and the MSCI World Index returned 15.90%. On April 27, 2020, Manulife Investment Management US LLC replaced Templeton Global Advisors Limited as the portfolio’s subadvisor.

Environment  >  Global equities finished 2020 meaningfully higher, although the journey was anything but uneventful. After a benign start to the year, equities began to move sharply lower in mid-February as concerns mounted over the impact of COVID-19 on the global economy. Fortunately, the response from policymakers—most notably the U.S. Federal Reserve—was swift and strong. Stocks began to recover in late March in response, and the rally persisted until uncertainty about the virus and the U.S. elections caused sentiment to waver in September. The rally regained steam in November thanks to positive developments with respect to COVID-19 vaccines, and it continued through year-end.

U.S. equities outpaced the developed international markets for the year, as worries about slowing growth weighed heavily on Europe. Emerging markets performed well, led by China and other Asian countries, as the region was the first to overcome the virus and return to relative economic normalcy.

The portfolio underperformed its benchmark during the year. Stock selection was the largest component to underperformance driven by the Consumer Discretionary and Communications Services sectors. An underweight exposure to the Information Technology sector and a Euro currency hedge contributed to underperformance. Among the largest individual detractor included Danone SA. Mitigating a portion of the underperformance was positive stock selection within the Information Technology and Materials sectors along an overweight exposure to the Health Care sector. The largest individual contributors included Wheaton Precious Metal Corp. (sold prior to year end), Gilead Sciences, Inc. (sold prior to end), Samsung Electronics Company, Ltd. and Apple, Inc.

Many themes that have supported growth investing over the last decade are not going away, however, given current growth valuations, there is very little room for error and/or disappointment. Global economies and company fundamentals are likely to be driven by high debt levels, near-peak corporate margins, de-globalization, and higher ESG awareness.

We believe the ongoing pandemic recovery will lead to improved global growth and with the relative valuation between growth and value at historical extremes, we feel earnings for value stocks have the most to rebound given their larger levels of destruction in earnings power.

We continue to focus on quality balance sheets with low leverage and strong capital allocation strategies and as always, continue to monitor our holdings and potential new ideas in this very fluid market environment.

PERFORMANCE TABLE[1]	Average Annual Total Return			Cumulative Total Return
Period Ending December 31, 2020	1-year	5-year	10-year	5-year	10-year
Global Trust Series I	6.60%	6.60%	6.53%	37.64%	88.20%
Global Trust Series II	6.42%	6.40%	6.32%	36.34%	84.50%
Global Trust Series NAV	6.71%	6.65%	6.58%	37.95%	89.12%
MSCI World Index[2,3]	15.90%	12.19%	9.87%	77.76%	156.28%

1	Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

2	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3	It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Series I, Series II, and Series NAV shares the gross expenses are 0.96%, 1.16% and 0.91%, respectively, and the net expenses are 0.95%, 1.15% and 0.90%, respectively. Net expenses reflect contractual expense limitations in effect until July 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply.

19

Health Sciences Trust

Subadvisor: T. Rowe Price Associates, Inc.
Portfolio Manager: Ziad Bakri, MD, CFA

INVESTMENT OBJECTIVE & POLICIES  >  The trust seeks long-term capital appreciation. The trust invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies engaged, at the time of investment, in the research, development, production or distribution of products or services related to health care, medicine, or the life sciences.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES

Industry Composition*	% of Total
Biotechnology	36.4
Health care equipment and supplies	21.6
Health care providers and services	16.0
Pharmaceuticals	13.0
Life sciences tools and services	9.9
Health care technology	1.5
Specialty retail	0.4
Capital markets	0.3
Software	0.3
Electronic equipment, instruments and components	0.1
Short-term investments and other	0.5

*	As a percentage of net assets.

PORTFOLIO MANAGER’S COMMENTARY

Performance  >  For the year ended December 31, 2020, Health Sciences Trust Series I shares returned 27.17%, the S&P 500 Index returned 18.40%, and the Lipper Health/Biotechnology Index returned 27.96%.

Environment  >  U.S. stocks rose for the one-year period, despite the coronavirus pandemic and related economic dislocations. Equities declined sharply at the beginning of the year as the coronavirus spread quickly in the U.S., prompting government officials to close schools, nonessential businesses, and public facilities. Stocks rebounded during the second quarter, driven by the U.S. Federal Reserve’s and federal government’s massive stimulus efforts, as well as slowing global coronavirus infection rates. The rebound continued during much of the third quarter, as a faster-than-expected rebound in the economy coupled with reports of progress in developing several possible coronavirus vaccines and treatments boosted stocks. During the final months of the year, equities continued to rally, benefiting from reduced political uncertainty after the November U.S. presidential election. Stocks also received a major boost following positive announcements in the development and eventual distribution of approved coronavirus vaccines.

The life sciences industry contributed the most to relative results, due to stock selection coupled with an overweight allocation. Quidel Corp., a manufacturer of diagnostics health care products and rapid diagnostic testing solutions, has benefited from increased demand for its products during the global health crisis. Shares spiked in the second quarter after the company received emergency use authorization from the U.S. Food and Drug Administration to use and market its rapid point-of-care coronavirus antigen diagnostics test, which detects current infection. Sartorius AG, another contributor from the sector, is likely to supply production equipment to nearly all of the leading coronavirus vaccine manufacturers and should be a key enabler of a rapid ramp-up in production capacity given its focus on single-use technologies.

Stock selection in products and devices was another source of relative strength, led by Boston Scientific Corp., which was sold prior to year-end. An average underweight position in Boston Scientific over the period helped relative results as the stock posted a double-digit decline for the year.

On the flip side, the biotechnology industry detracted from relative performance, due to adverse stock selection and an underweight allocation. Shares of cancer specialist Immunomedics, Inc., (sold prior to year-end) which is focused on the development of antibody drug conjugates, surged in September after Gilead Sciences, Inc. announced plans to acquire the company. While we generated strong absolute gains, our underweight exposure to the stock weighed on relative results.

The pharmaceuticals industry weighed on relative performance due to detrimental stock selection. Shares of Merck & Company, Inc. were volatile over the period and lagged the broader pharmaceuticals segment. While global sales for the company’s Keytruda franchise grew, pandemic-related headwinds including lower back-to-school demand and reduced access to health care providers had a negative impact on the company’s vaccine business.

PERFORMANCE TABLE[1]	Average Annual Total Return			Cumulative Total Return
Period Ending December 31, 2020	1-year	5-year	10-year	5-year	10-year
Health Sciences Trust Series I	27.17%	13.44%	19.92%	87.87%	515.18%
Health Sciences Trust Series II	26.89%	13.21%	19.68%	85.96%	503.03%
Health Sciences Trust Series NAV	27.26%	13.50%	19.98%	88.36%	518.34%
S&P 500 Index[2,4]	18.40%	15.22%	13.88%	103.04%	267.00%
Lipper Health/Biotechnology Index[3,4]	27.96%	13.34%	18.45%	87.02%	443.47%

1	Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

2	The S&P 500 Index is an unmanaged index composed of 500 widely traded U.S. common stocks.

3	The Lipper Health/Biotechnology Index consists of the 30 largest funds in the Lipper peer category that invest in the equity securities of domestic companies engaged in healthcare, medicine, and biotechnology.

4	It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Series I, Series II, and Series NAV shares the gross expenses are 1.16%, 1.36% and 1.11%, respectively, and the net expenses are 1.15%, 1.35% and 1.10%, respectively. Net expenses reflect contractual expense limitations in effect until July 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply.

20

International Equity Index Trust

Subadvisor: SSGA Funds Management, Inc.
Portfolio Managers: Thomas Coleman, CFA, Karl Schneider, CAIA

INVESTMENT OBJECTIVE & POLICIES  >  The trust seeks to track the performance of a broad-based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging markets. The trust invests at least 80% of its assets in securities listed in the MSCI All Country World excluding U.S. Index or American Depositary Receipts or Global Depositary Receipts representing such securities.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES

Sector Composition*	% of Total
Financials	17.6
Consumer discretionary	13.6
Information technology	12.3
Industrials	11.5
Health care	9.3
Consumer staples	8.8
Materials	7.9
Communication services	6.9
Energy	4.4
Utilities	3.3
Real estate	2.6
Short-term investments and other	1.8

*	As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended December 31, 2020, International Equity Index Trust Series NAV shares returned 10.76% and the MSCI All Country World ex-USA Index returned 10.65%.

Environment  >  After one of the worst quarterly performances in the first quarter of 2020 driven by the COVID-19 pandemic when the index dropped over 23%, the global equity markets rallied in 2020 on the gradual reopening of the global economy, aided by unprecedented monetary and fiscal policy interventions around the globe, boosted by the successful development of vaccines and treatments for the virus, and despite a second wave of the pandemic with a more contagious strain of the virus. Information Technology, Consumer Discretionary, Materials, and Health Care were the strongest contributing sectors to the portfolio’s performance as need for technology increased exponentially amid worldwide lockdowns, as consumers turned to on-line shopping, and as need for patient care and treatments became crucial.

The portfolio used index futures contracts in order to obtain equity exposure for cash and dividend receivable balances during the period. The portfolio’s use of futures contracts helped the portfolio track the index and did not contribute to volatility to the portfolio’s performance relative to the index.

On an individual security level, the top positive contributors to the portfolio’s performance during the period were Taiwan Semiconductor Manufacturing Company, Ltd., Tencent Holdings, Ltd., and Samsung Electronics Company, Ltd. The top negative contributors to the portfolio’s performance during the Reporting Period were BP PLC, Royal Dutch Shell PLC A Shares, and HSBC Holdings PLC.

PERFORMANCE TABLE[1]	Average Annual Total Return			Cumulative Total Return
Period Ending December 31, 2020	1-year	5-year	10-year	5-year	10-year
International Equity Index Trust Series I2	10.64%	8.93%	4.79%	53.39%	59.66%
International Equity Index Trust Series II2	10.48%	8.72%	4.62%	51.90%	57.11%
International Equity Index Trust Series NAV	10.76%	8.99%	4.84%	53.78%	60.36%
MSCI All Country World ex-USA Index[3,4]	10.65%	8.93%	4.92%	53.33%	61.63%

1	Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

2	Series I and Series II shares were first offered on November 5, 2012. For periods prior to November 5, 2012, the performance shown links the performance of the Series NAV shares. Series NAV shares have lower expenses than Series I and Series II shares. Had the performance for periods prior to November 5, 2012 reflected Series I and/or Series II expenses, performance would be lower.

3	The MSCI All Country World ex-USA Index is an unmanaged free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global developed and emerging markets excluding the United States.

4	It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Series I, Series II, and Series NAV shares the gross expenses are 0.66%, 0.86% and 0.61%, respectively, and the net expenses are 0.39%, 0.59% and 0.34%, respectively. Net expenses reflect contractual expense limitations in effect until April 30, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply.

21

International Small Company Trust

Subadvisor: Dimensional Fund Advisors LP
Portfolio Managers: Jed S. Fogdall, Arun Keswani, CFA, Mary T. Phillips, CFA, Bhanu P. Singh

INVESTMENT OBJECTIVE & POLICIES  >  The trust seeks long-term capital appreciation by investing at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small cap companies. The trust will primarily invest in a broad and diverse group of equity securities of foreign small companies of developed markets, but may also hold equity securities of companies located in emerging markets.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES

Sector Composition*	% of Total
Industrials	24.3
Consumer discretionary	13.1
Materials	12.7
Financials	12.4
Information technology	9.4
Consumer staples	5.4
Real estate	5.0
Health care	5.0
Communication services	4.1
Energy	3.6
Utilities	3.5
Short-term investments and other	1.5

*	As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended December 31, 2020, International Small Company Trust Series NAV shares returned 8.41% and the MSCI World ex-USA Small Cap Index returned 12.78%.

Environment  >  In US dollar terms, developed ex US markets had positive performance for the year, but trailed both the US and emerging markets.

Most developed ex US market currencies, particularly the Australian dollar and the euro, appreciated relative to the US dollar. Overall, currency movements had a positive impact on the US dollar-denominated returns of the developed ex US market.

Theoretical and empirical research suggests that investors can systematically pursue higher expected returns by targeting the size, relative price, and profitability dimensions in equity markets. Dimensional integrates these dimensions to emphasizes stocks with smaller market capitalizations, lower relative prices, and higher profitability.

Along the market capitalization dimension, small caps (MSCI World ex USA Small Cap Index) outperformed large caps (MSCI World ex USA Index). Mid caps (MSCI World ex USA Mid Cap Index), a subset of the MSCI World ex USA Index universe, underperformed small caps and outperformed large caps.

Along the relative price dimension, large cap value stocks (MSCI World ex USA Value Index) underperformed large cap growth stocks (MSCI World ex USA Growth Index), and small cap value stocks (MSCI World ex USA Small Cap Value Index,) underperformed small cap growth stocks (MSCI World ex USA Small Cap Growth Index,)

It is important to consider the interactions between size, value, and profitability when reviewing the performance of the dimensions. Among large caps, stocks with higher profitability outperformed stocks with lower profitability. Among small caps, stocks with higher profitability underperformed stocks with lower profitability.

The portfolio’s greater emphasis on small cap stocks and consequent lesser allocation to large cap stocks detracted from relative performance, as larger stocks held by the index outperformed the overall benchmark. The portfolio’s exclusion of stocks with the lowest profitability and highest relative price also detracted from relative performance, as those stocks outperformed. At the sector level, stock selection in the Industrials sector detracted while the portfolio’s general exclusion of real estate investment trusts (REITs) had a positive impact on relative performance, as REITs underperformed the overall index. At the country level, allocation to Sweden detracted while stock selection in Israel contributed.

PERFORMANCE TABLE[1]	Average Annual Total Return			Cumulative Total Return
Period Ending December 31, 2020	1-year	5-year	10-year	5-year	10-year
International Small Company Trust Series I	8.37%	7.59%	6.08%	44.17%	80.41%
International Small Company Trust Series II	8.17%	7.37%	5.86%	42.70%	76.78%
International Small Company Trust Series NAV	8.41%	7.66%	6.14%	44.61%	81.39%
MSCI World ex-USA Small Cap Index[2,4]	12.78%	9.63%	6.98%	58.39%	96.34%
MSCI EAFE Small Cap Index[3,4]	12.34%	9.40%	7.85%	56.67%	112.86%

1	Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

2	The MSCI World ex-USA Small Cap Index is a free float-adjusted market capitalization index that is designed to measure performance of small cap companies in developed markets outside the United States.

3	The MSCI EAFE Small Cap Index is a free float-adjusted market capitalization index that is designed to measure performance of small cap companies in developed markets outside the United States & Canada.

4	It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Series I, Series II, and Series NAV shares the gross expenses are 1.20%, 1.40% and 1.15%, respectively, and the net expenses are 1.19%, 1.39% and 1.14%, respectively. Net expenses reflect contractual expense limitations in effect until July 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply.

22

Lifestyle Aggressive Portfolio

Subadvisor: Manulife Investment Management (US) LLC
Portfolio Managers: Robert Sykes, CFA, Nathan Thooft, CFA

INVESTMENT OBJECTIVE & POLICIES  >  The trust seeks long-term growth of capital. The trust, except as otherwise described below, operates as a fund of funds and normally invests up to 100% of its assets in underlying funds that invest primarily in equity securities or in futures contracts on equity markets. Underlying funds may include exchange traded funds (ETFs) and the trust may invest a significant portion of its assets in ETFs. At the discretion of the Subadvisor, the equity allocation may also include direct investments in equity securities. The Subadvisor may also determine in light of market or economic conditions that the normal percentage limitations should be exceeded or reduced to protect the trust or achieve its investment objective.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES

Asset Allocation*	% of Total
Large blend	82.5
Exchange-traded funds	17.5

*	As a percentage of total investments.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended December 31, 2020, Lifestyle Aggressive Portfolio Series II shares returned 13.81% and a blend of 70% Russell 3000 Index and 30% MSCI EAFE Index returned 16.90%.

Environment  >  U.S. equities posted strong gains over 2020. The spread of COVID-19 resulted in a broad-based contraction in economic activity early in the year, as well as extreme volatility in financial markets. The U.S. stock market declined dramatically in mid-March, less than a month after hitting an all-time high. At the same time, interest rates collapsed, as investors fled to the safety of defensive investments like U.S. Treasury securities.

A rapid and expansive fiscal response, paired with aggressive easing of credit conditions by the U.S. Federal Reserve, partially offset COVID-19’s economic disruption. After stocks bottomed in late March, they rallied for most of the rest of the year, reflecting investor optimism over government stimulus measures, progress toward restarting economic activity and positive news regarding COVID-19 vaccines.

Treasury yields declined significantly over the year on concerns about the impact of the pandemic on business activity. The bellwether 10-year Treasury note yield fell from 1.92% at the end of 2019 to 0.93% at the end of 2020, with the low (0.52%) reached in early August. Falling yields were favorable for investment-grade bonds. Yields moved up later in the year in response to improving sentiment about the U.S. economy. High-yield bonds trailed their high-grade counterparts.

Foreign equities in developed markets posted solid gains over the year, but lagged the S&P 500 Index. Stocks in emerging markets were relatively strong in response to capital inflows and attractive valuations — both historically and relative to developed market equities. Emerging markets equities also benefited from an anticipated boost to economic activity stemming from the expected rollout of effective coronavirus vaccines, as well as supportive fiscal and monetary policies worldwide and a relatively weak U.S. dollar.

From an asset allocation perspective, overweight positions in U.S. large-capitalization equity, emerging markets equity and the Information Technology sector contributed to returns.

An underweight position in U.S. small-cap equity, as well as overweight positions in real estate investment trusts and the Financials sector, detracted from returns. On an individual holdings basis, the U.S. large cap, international, and U.S. mid cap strategies of the John Hancock Variable Insurance Trust Strategic Equity Allocation Trust all detracted from returns.

PERFORMANCE TABLE[1]	Average Annual Total Returns			Cumulative Total Returns
Period Ending December 31, 2020	1-year	5-year	Since inception	5-year	Since inception
Lifestyle Aggressive Portfolio Series I (began 11/1/13)	14.06%	11.99%	9.37%	76.17%	89.97%
Lifestyle Aggressive Portfolio Series II (began 11/1/13)	13.81%	11.77%	9.15%	74.44%	87.26%
Lifestyle Aggressive Portfolio Series NAV (began 11/1/13)	14.11%	12.05%	9.42%	76.60%	90.64%
S&P 500 Index[2,4]	18.40%	15.22%	13.46%	103.04%	147.26%
Blended Index[3,4]	16.90%	13.05%	10.69%	84.63%	107.08%

1	Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

2	The S&P 500 Index is an unmanaged index composed of 500 widely traded U.S. common stocks.

3	The blended index is composed of 70% Russell 3000 Index and 30% MSCI EAFE Index.

4	It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Series I, Series II, and Series NAV shares the gross expenses are 0.84%, 1.04% and 0.79%, respectively, and the net expenses are 0.66%, 0.86% and 0.61%, respectively. Net expenses reflect contractual expense limitations in effect until April 30, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply.

23

Lifestyle Balanced Portfolio

Subadvisor: Manulife Investment Management (US) LLC
Portfolio Managers: Robert Sykes, CFA, Nathan Thooft, CFA

INVESTMENT OBJECTIVE & POLICIES  >  The trust seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The trust, except as otherwise described below, operates as a fund of funds and normally invests approximately 50% of its assets in underlying funds that invest primarily in equity securities or in futures contracts on equity markets and approximately 50% of its assets in underlying funds that invest primarily in fixed-income securities or in futures contracts on fixed income markets. Underlying funds may include exchange traded funds (ETFs) and the trust may invest a significant portion of its assets in ETFs. At the discretion of the Subadvisor, the equity allocation may also include direct investments in equity securities and the fixed income allocation may also include direct investments in fixed-income securities. The Subadvisor may also determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the trust or achieve its investment objective.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES

Asset Allocation*	% of Total
Large blend	50.5
Intermediate bond	49.5

*	As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended December 31, 2020, Lifestyle Balanced Portfolio Series II shares returned 12.47% and a blend of 50% Bloomberg Barclays U.S. Aggregate Bond Index, 35% Russell 3000 Index, and 15% MSCI EAFE Index returned 13.01%.

Environment  >  U.S. equities posted strong gains over 2020. The spread of COVID-19 resulted in a broad-based contraction in economic activity early in the year, as well as extreme volatility in financial markets. The U.S. stock market declined dramatically in mid-March, less than a month after hitting an all-time high. At the same time, interest rates collapsed, as investors fled to the safety of defensive investments like U.S. Treasury securities.

A rapid and expansive fiscal response, paired with aggressive easing of credit conditions by the U.S. Federal Reserve partially offset COVID-19’s economic disruption. After stocks bottomed in late March, they rallied for most of the rest of the year, reflecting investor optimism over government stimulus measures, progress toward restarting economic activity and positive news regarding COVID-19 vaccines.

Treasury yields declined significantly over the year on concerns about the impact of the pandemic on business activity. The bellwether 10-year Treasury note yield fell from 1.92% at the end of 2019 to 0.93% at the end of 2020, with the low (0.52%) reached in early August. Falling yields were favorable for investment-grade bonds. Yields moved up later in the year in response to improving sentiment about the U.S. economy. High-yield bonds trailed their high-grade counterparts.

Foreign equities in developed markets posted solid gains over the year, but lagged the S&P 500 Index. Stocks in emerging markets were relatively strong in response to capital inflows and attractive valuations — both historically and relative to developed market equities. Emerging markets equities also benefited from an anticipated boost to economic activity stemming from the expected rollout of effective coronavirus vaccines, as well as supportive fiscal and monetary policies worldwide and a relatively weak U.S. dollar.

From an asset allocation perspective, an overweight position in U.S. large-capitalization equity contributed to returns. On an individual holdings basis, John Hancock Variable Insurance Trust (“JHVIT”) Select Bond Trust contributed to returns.

An overweight position in international equity, as well as underweight positions in small- and mid-cap U.S. equity detracted from returns. On an individual holdings basis, the U.S. large cap, international, and U.S. mid cap strategies of the JHVIT Strategic Equity Allocation Trust detracted from returns.

PERFORMANCE TABLE[1]	Average Annual Total Returns			Cumulative Total Returns
Period Ending December 31, 2020	1-year	5-year	Since inception	5-year	Since inception
Lifestyle Balanced Portfolio Series I2	12.69%	8.62%	6.89%	51.21%	90.51%
Lifestyle Balanced Portfolio Series II (began 4/29/11)	12.47%	8.41%	6.73%	49.76%	87.82%
Lifestyle Balanced Portfolio Series NAV[3]	12.68%	8.67%	6.92%	51.52%	91.07%
Bloomberg Barclays U.S. Aggregate Bond Index[4,7]	7.51%	4.44%	3.80%	24.23%	43.48%
S&P 500 Index[5,7]	18.40%	15.22%	13.39%	103.04%	237.30%
Blended Index[6,7]	13.01%	9.00%	7.48%	53.86%	101.04%

1	Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

2	Series I shares were first offered on November 1, 2013. For periods prior to November 1, 2013, the performance shown reflects the performance of Series II shares. Series II shares have higher expenses than Series I shares. Had the performance for periods prior to November 1, 2013 reflected Series I expenses, performance would be higher.

3	Series NAV shares were first offered on November 1, 2013. For periods prior to November 1, 2013, the performance shown reflects the performance of Series II shares. Series II shares have higher expenses than Series NAV shares. Had the performance for periods prior to November 1, 2013 reflected Series NAV expenses, performance would be higher.

4	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

5	The S&P 500 Index is an unmanaged index composed of 500 widely traded U.S. common stocks.

6	The blended index is composed of 35% of the Russell 3000 Index, 15% of the MSCI EAFE Index, and 50% of the Bloomberg Barclays U.S. Aggregate Bond Index.

7	It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. The net expenses equal the gross expenses and are as follows: Series I shares — 0.67%, Series II shares — 0.87% and Series NAV shares — 0.62%.

24

Lifestyle Conservative Portfolio

Subadvisor: Manulife Investment Management (US) LLC
Portfolio Managers: Robert Sykes, CFA, Nathan Thooft, CFA

INVESTMENT OBJECTIVE & POLICIES  >  The trust seeks a high level of current income with some consideration given to growth of capital. The trust, except as otherwise described below, operates as a fund of funds and normally invests approximately 20% of its assets in underlying funds that invest primarily in equity securities or in futures contracts on equity markets and approximately 80% of its assets in underlying funds that invest primarily in fixed-income securities or in futures contracts on fixed income markets. Underlying funds may include exchange traded funds (ETFs) and the trust may invest a significant portion of its assets in ETFs. At the discretion of the Subadvisor, the equity allocation may also include direct investments in equity securities and the fixed income allocation may also include direct investments in fixed-income securities. The Subadvisor may also determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the trust or achieve its investment objective.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES

Asset Allocation*	% of Total
Intermediate bond	79.9
Large blend	20.1

*	As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended December 31, 2020, Lifestyle Conservative Portfolio Series II shares returned 10.53% and a blend of 80% Bloomberg Barclays U.S. Aggregate Bond Index, 14% Russell 3000 Index, and 6% MSCI EAFE Index returned 9.89%.

Environment  >  U.S. equities posted strong gains over 2020. The spread of COVID-19 resulted in a broad-based contraction in economic activity early in the year, as well as extreme volatility in financial markets. The U.S. stock market declined dramatically in mid-March, less than a month after hitting an all-time high. At the same time, interest rates collapsed, as investors fled to the safety of defensive investments like U.S. Treasury securities.

A rapid and expansive fiscal response, paired with aggressive easing of credit conditions by the U.S. Federal Reserve, partially offset COVID-19’s economic disruption. After stocks bottomed in late March, they rallied for most of the rest of the year, reflecting investor optimism over government stimulus measures, progress toward restarting economic activity and positive news regarding COVID-19 vaccines.

Treasury yields declined significantly over the year on concerns about the impact of the pandemic on business activity. The bellwether 10-year Treasury note yield fell from 1.92% at the end of 2019 to 0.93% at the end of 2020, with the low (0.52%) reached in early August. Falling yields were favorable for investment-grade bonds. Yields moved up later in the year in response to improving sentiment about the U.S. economy. High-yield bonds trailed their high-grade counterparts.

Foreign equities in developed markets posted solid gains over the year, but lagged the S&P 500 Index. Stocks in emerging markets were relatively strong in response to capital inflows and attractive valuations — both historically and relative to developed market equities. Emerging markets equities also benefited from an anticipated boost to economic activity stemming from the expected rollout of effective coronavirus vaccines, as well as supportive fiscal and monetary policies worldwide and a relatively weak U.S. dollar.

From an asset allocation perspective, an overweight position in U.S. large-capitalization equity contributed to returns. On an individual holdings basis, John Hancock Variable Insurance Trust (“JHVIT”) Select Bond Trust contributed to returns.

An overweight position in international equity, as well as underweight positions in small- and mid-cap U.S. equity, detracted from returns. Individual holdings that detracted from returns included the U.S. large cap, international, and U.S. mid cap strategies of the JHVIT Strategic Equity Allocation Trust.

PERFORMANCE TABLE[1]	Average Annual Total Returns			Cumulative Total Returns
Period Ending December 31, 2020	1-year	5-year	Since inception	5-year	Since inception
Lifestyle Conservative Portfolio Series I2	10.75%	6.39%	5.08%	36.31%	61.58%
Lifestyle Conservative Portfolio Series II (began 4/29/11)	10.53%	6.18%	4.93%	34.93%	59.24%
Lifestyle Conservative Portfolio Series NAV[3]	10.80%	6.43%	5.12%	36.56%	62.14%
Bloomberg Barclays U.S. Aggregate Bond Index[4,7]	7.51%	4.44%	3.80%	24.23%	43.48%
S&P 500 Index[5,7]	18.40%	15.22%	13.39%	103.04%	237.30%
Blended Index[6,7]	9.89%	6.32%	5.33%	35.84%	65.24%

1	Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

2	Series I shares were first offered on November 1, 2013. For periods prior to November 1, 2013, the performance shown reflects the performance of Series II shares. Series II shares have higher expenses than Series I shares. Had the performance for periods prior to November 1, 2013 reflected Series I expenses, performance would be higher.

3	Series NAV shares were first offered on November 1, 2013. For periods prior to November 1, 2013, the performance shown reflects the performance of Series II shares. Series II shares have higher expenses than Series NAV shares. Had the performance for periods prior to November 1, 2013 reflected Series NAV expenses, performance would be higher.

4	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

5	The S&P 500 Index is an unmanaged index composed of 500 widely traded U.S. common stocks.

6	The blended index is 14% of the Russell 3000 Index, 6% of the MSCI EAFE Index, and 80% of the Bloomberg Barclays U.S. Aggregate Bond Index.

7	It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Series I, Series II, and Series NAV shares the gross expenses are 0.72%, 0.92% and 0.67%, respectively, and the net expenses are 0.70%, 0.90% and 0.65%, respectively. Net expenses reflect contractual expense limitations in effect until April 30, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply.

25

Lifestyle Growth Portfolio

Subadvisor: Manulife Investment Management (US) LLC
Portfolio Managers: Robert Sykes, CFA, Nathan Thooft, CFA

INVESTMENT OBJECTIVE & POLICIES  >  The trust seeks long-term growth of capital. Current income is also a consideration. The trust, except as otherwise described below, operates as a fund of funds and normally invests approximately 70% of its assets in underlying funds that invest primarily in equity securities or in futures contracts on equity markets and approximately 30% of its assets in underlying funds that invest primarily in fixed-income securities or in futures contracts on fixed income markets. Underlying funds may include exchange traded funds (ETFs) and the trust may invest a significant portion of its assets in ETFs. At the discretion of the Subadvisor, the equity allocation may also include direct investments in equity securities and the fixed income allocation may also include direct investments in fixed-income securities. The Subadvisor may also determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the trust or achieve its investment objective.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES

Asset Allocation*	% of Total
Large blend	71.3
Intermediate bond	28.7

*	As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended December 31, 2020, Lifestyle Growth Portfolio Series II shares returned 13.37% and a blend of 49% Russell 3000 Index, 30% Bloomberg Barclays U.S. Aggregate Bond Index, and 21% MSCI EAFE Index returned 14.77%.

Environment  >  U.S. equities posted strong gains over 2020. The spread of COVID-19 resulted in a broad-based contraction in economic activity early in the year, as well as extreme volatility in financial markets. The U.S. stock market declined dramatically in mid-March, less than a month after hitting an all-time high. At the same time, interest rates collapsed, as investors fled to the safety of defensive investments like U.S. Treasury securities.

A rapid and expansive fiscal response, paired with aggressive easing of credit conditions by the U.S. Federal Reserve partially offset COVID-19’s economic disruption. After stocks bottomed in late March, they rallied for most of the rest of the year, reflecting investor optimism over government stimulus measures, progress toward restarting economic activity and positive news regarding COVID-19 vaccines.

Treasury yields declined significantly over the year on concerns about the impact of the pandemic on business activity. The bellwether 10-year Treasury note yield fell from 1.92% at the end of 2019 to 0.93% at the end of 2020, with the low (0.52%) reached in early August. Falling yields were favorable for investment-grade bonds. Yields moved up later in the year in response to improving sentiment about the U.S. economy. High-yield bonds trailed their high-grade counterparts.

Foreign equities in developed markets posted solid gains over the year, but lagged the S&P 500 Index. Stocks in emerging markets were relatively strong in response to capital inflows and attractive valuations — both historically and relative to developed market equities. Emerging markets equities also benefited from an anticipated boost to economic activity stemming from the expected rollout of effective coronavirus vaccines, as well as supportive fiscal and monetary policies worldwide and a relatively weak U.S. dollar.

From an asset allocation perspective, an overweight position in U.S. large-capitalization equity contributed to returns. In terms of individual holdings, John Hancock Variable Insurance Trust (“JHVIT”) Select Bond Trust contributed to returns.

An overweight position in international equity, as well as underweight positions in small- and mid-cap U.S. equity, detracted from returns. From an individual holdings perspective, the U.S. large cap, international, and U.S. mid cap strategies of the JHVIT Strategic Equity Allocation Trust detracted from returns.

PERFORMANCE TABLE[1]	Average Annual Total Returns			Cumulative Total Returns
Period Ending December 31, 2020	1-year	5-year	Since inception	5-year	Since inception
Lifestyle Growth Portfolio Series I2	13.58%	10.03%	8.03%	61.28%	111.20%
Lifestyle Growth Portfolio Series II (began 4/29/11)	13.37%	9.81%	7.87%	59.67%	108.15%
Lifestyle Growth Portfolio Series NAV[3]	13.63%	10.07%	8.07%	61.59%	111.93%
S&P 500 Index[4,7]	18.40%	15.22%	13.39%	103.04%	237.30%
Bloomberg Barclays U.S. Aggregate Bond Index[5,7]	7.51%	4.44%	3.80%	24.23%	43.48%
Blended Index[6,7]	14.77%	10.69%	8.83%	66.13%	126.74%

1	Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

2	Series I shares were first offered on November 1, 2013. For periods prior to November 1, 2013, the performance shown reflects the performance of Series II shares. Series II shares have higher expenses than Series I shares. Had the performance for periods prior to November 1, 2013 reflected Series I expenses, performance would be higher.

3	Series NAV shares were first offered on November 1, 2013. For periods prior to November 1, 2013, the performance shown reflects the performance of Series II shares. Series II shares have higher expenses than Series NAV shares. Had the performance for periods prior to November 1, 2013 reflected Series NAV expenses, performance would be higher.

4	The S&P 500 Index is an unmanaged index composed of 500 widely traded U.S. common stocks.

5	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

6	The blended index is 49% of the Russell 3000 Index, 21% of the MSCI EAFE Index and 30% of the Bloomberg Barclays U.S. Aggregate Bond Index.

7	It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. The net expenses equal the gross expenses and are as follows: Series I shares — 0.66%, Series II shares — 0.86% and Series NAV shares — 0.61%.

26

Lifestyle Moderate Portfolio

Subadvisor: Manulife Investment Management (US) LLC
Portfolio Managers: Robert Sykes, CFA, Nathan Thooft, CFA

INVESTMENT OBJECTIVE & POLICIES  >  The trust seeks a balance between a high level of current income and growth of capital, with a greater emphasis on income. The trust, except as otherwise described below, operates as a fund of funds and normally invests approximately 40% of its assets in underlying funds that invest primarily in equity securities or in futures contracts on equity markets and approximately 60% of its assets in underlying funds that invest primarily in fixed-income securities or in futures contracts on fixed income markets. Underlying funds may include exchange traded funds (ETFs) and the trust may invest a significant portion of its assets in ETFs. At the discretion of the Subadvisor, the equity allocation may also include direct investments in equity securities and the fixed income allocation may also include direct investments in fixed-income securities. The Subadvisor may also determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the trust or achieve its investment objective.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES

Asset Allocation*	% of Total
Intermediate bond	59.6
Large blend	40.4

*	As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended December 31, 2020, Lifestyle Moderate Portfolio Series II shares returned 11.87% and a blend of 60% Bloomberg Barclays U.S. Aggregate Bond Index, 28% Russell 3000 Index, and 12% MSCI EAFE Index returned 12.03%.

Environment  >  U.S. equities posted strong gains over 2020. The spread of COVID-19 resulted in a broad-based contraction in economic activity early in the year, as well as extreme volatility in financial markets. The U.S. stock market declined dramatically in mid-March, less than a month after hitting an all-time high. At the same time, interest rates collapsed, as investors fled to the safety of defensive investments like U.S. Treasury securities.

A rapid and expansive fiscal response, paired with aggressive easing of credit conditions by the U.S. Federal Reserve partially offset COVID-19’s economic disruption. After stocks bottomed in late March, they rallied for most of the rest of the year, reflecting investor optimism over government stimulus measures, progress toward restarting economic activity and positive news regarding COVID-19 vaccines.

Treasury yields declined significantly over the year on concerns about the impact of the pandemic on business activity. The bellwether 10-year Treasury note yield fell from 1.92% at the end of 2019 to 0.93% at the end of 2020, with the low (0.52%) reached in early August. Falling yields were favorable for investment-grade bonds. Yields moved up later in the year in response to improving sentiment about the U.S. economy. High-yield bonds trailed their high-grade counterparts.

Foreign equities in developed markets posted solid gains over the year, but lagged the S&P 500 Index. Stocks in emerging markets were relatively strong in response to capital inflows and attractive valuations — both historically and relative to developed market equities. Emerging markets equities also benefited from an anticipated boost to economic activity stemming from the expected rollout of effective coronavirus vaccines, as well as supportive fiscal and monetary policies worldwide and a relatively weak U.S. dollar.

From an asset allocation perspective, an overweight position in U.S. large-capitalization equity contributed to returns. On an individual holdings basis, John Hancock Variable Insurance Trust (“JHVIT”) Select Bond Trust contributed to returns.

An overweight position in international equity, as well as underweight positions in small- and mid-cap U.S. equity, detracted from returns. Individual holdings that detracted from returns included the U.S. large cap, international, and U.S. mid cap strategies of the JHVIT Strategic Equity Allocation Trust.

PERFORMANCE TABLE[1]	Average Annual Total Returns			Cumulative Total Returns
Period Ending December 31, 2020	1-year	5-year	Since inception	5-year	Since inception
Lifestyle Moderate Portfolio Series I2	12.09%	7.86%	6.38%	46.01%	81.95%
Lifestyle Moderate Portfolio Series II (began 4/29/11)	11.87%	7.66%	6.22%	44.62%	79.38%
Lifestyle Moderate Portfolio Series NAV[3]	12.22%	7.93%	6.43%	46.48%	82.68%
Bloomberg Barclays U.S. Aggregate Bond Index[4,7]	7.51%	4.44%	3.80%	24.23%	43.48%
S&P 500 Index[5,7]	18.40%	15.22%	13.39%	103.04%	237.30%
Blended Index[6,7]	12.03%	8.12%	6.78%	47.78%	88.72%

1	Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

2	Series I shares were first offered on November 1, 2013. For periods prior to November 1, 2013, the performance shown reflects the performance of Series II shares. Series II shares have higher expenses than Series I shares. Had the performance for periods prior to November 1, 2013 reflected Series I expenses, performance would be higher.

3	Series NAV shares were first offered on November 1, 2013. For periods prior to November 1, 2013, the performance shown reflects the performance of Series II shares. Series II shares have higher expenses than Series NAV shares. Had the performance for periods prior to November 1, 2013 reflected Series NAV expenses, performance would be higher.

4	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

5	The S&P 500 Index is an unmanaged index composed of 500 widely traded U.S. common stocks.

6	The blended index is 28% of the Russell 3000 Index, 12% of the MSCI EAFE Index, and 60% of the Bloomberg Barclays U.S. Aggregate Bond Index.

7	It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Series I, Series II, and Series NAV shares the gross expenses are 0.70%, 0.90% and 0.65%, respectively, and the net expenses are 0.69%, 0.89% and 0.64%, respectively. Net expenses reflect contractual expense limitations in effect until April 30, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply.

27

Mid Cap Index Trust

Subadvisor: Manulife Investment Management (North America) Limited
Portfolio Managers: Brett Hryb, CFA, Ashikhusein Shahpurwala, CFA

INVESTMENT OBJECTIVE & POLICIES  >  The trust seeks to approximate the aggregate total return of a mid-capitalization U.S. domestic equity market index by investing at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in: (a) common stocks that are included in the S&P MidCap 400 Index; and (b) securities (which may or may not be included in the S&P MidCap 400 Index) that the Subadvisor believes as a group will behave in a manner similar to the S&P MidCap 400 Index.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES

Sector Composition*	% of Total
Industrials	17.5
Information technology	17.1
Financials	14.8
Consumer discretionary	14.0
Health care	10.9
Real estate	8.9
Materials	5.6
Consumer staples	3.6
Utilities	3.4
Communication services	1.7
Energy	1.2
Short-term investments and other	1.3

*	As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended December 31, 2020, Mid Cap Index Trust Series I shares returned 13.22% and the S&P MidCap 400 Index returned 13.66%.

Environment  >  Despite what was an incredibly volatile first quarter, U.S. stock markets surprised investors with a strong gain for 2020. The first quarter of 2020 was by many measures an unprecedented one for U.S. and global markets, with U.S. stock indices dropping into bear market territory. The S&P MidCap 400 Index generated total returns of -29.7%.

The coronavirus (COVID-19) outbreak loomed large over financial markets during the second half of the quarter, with the possibility of the outbreak turning into a pandemic proving to be a watershed moment for capital markets. The COVID-19 outbreak accelerated quickly during the latter part of the quarter, with stock markets falling swiftly in late February. In the end, equity markets experienced one of the fastest, sharpest declines in history, with volatility levels surpassing those experienced during the financial crisis of 2008/2009.

After the lockdown response to COVID-19 plunged the world and financial markets into a broad-based drawdown, a historically rapid and expansive monetary and fiscal policy response from the U.S. and other governments helped mitigate the more acute near-term liquidity issues during the second quarter, providing a partial offset to the hefty economic toll. The S&P MidCap 400 Index generated total returns of 24.1% during this recovery, and trailing small caps by only a small margin. The stock market pendulum swung back strongly in the second quarter on hopes that the economic downturn caused by the coronavirus epidemic would be relatively brief with the help of central bank efforts. But as is often the case, gravity—in the form of a recognition that the epidemic will be wreaking health and economic harm for months to come—trimmed back some of the equity markets’ gains by quarter-end.

Global markets were for the most part positive in the third quarter as strong equity gains in July and August cushioned a September correction, particularly in American markets, as the resurgence of COVID-19 cases coupled with unsettled fiscal policy in the U.S. sparked a bout of market volatility late in the period, while the S&P MidCap 400 Index gained 4.8% during the third quarter. With investors already facing a host of uncertainties heading into the final quarter of the year, the September sell-off only raised the anxiety quotient even further, renewing fears of a severe and protracted decline. Growth stocks, which had benefitted from the shift to online caused by the pandemic this year, came under pressure in early September as valuations had risen well beyond historical levels.

Finally, U.S. stocks delivered a strong gain during the fourth and final quarter of 2020, with the S&P MidCap 400 Index generating a total return of 24.4%. While concerns about rising coronavirus infections, uncertainty about the outcome of the November U.S. presidential election, and mixed earnings reports hampered returns in October, stocks later rebounded on news that two COVID-19 vaccines in development had shown 90% or better efficacy in trials and received emergency-use authorization, with delivery beginning before year-end.

At a sector level, the consumer discretionary, information technology, industrials and health care sectors posted positive returns for the year, with increased research & treatment spending to combat COVID-19 boosting the biotechnology, health care technology and pharmaceuticals industries within health care. Energy and Utilities sectors both posted double digit losses.

PERFORMANCE TABLE[1]	Average Annual Total Return			Cumulative Total Return
Period Ending December 31, 2020	1-year	5-year	10-year	5-year	10-year
Mid Cap Index Trust Series I	13.22%	11.86%	11.04%	75.12%	184.94%
Mid Cap Index Trust Series II	12.98%	11.64%	10.82%	73.42%	179.36%
Mid Cap Index Trust Series NAV	13.27%	11.91%	11.10%	75.55%	186.51%
S&P MidCap 400 Index[2,3]	13.66%	12.35%	11.51%	79.00%	197.24%

1	Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

2	The S&P MidCap 400 Index is an unmanaged index of 400 domestic stocks of medium-sized companies.

3	It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Series I, Series II, and Series NAV shares the gross expenses are 0.56%, 0.76% and 0.51%, respectively, and the net expenses are 0.45%, 0.65% and 0.40%, respectively. Net expenses reflect contractual expense limitations in effect until April 30, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply.

28

Mid Cap Stock Trust

Subadvisor: Wellington Management Company LLP
Portfolio Managers: Mario E. Abularach, CFA, Stephen Mortimer

INVESTMENT OBJECTIVE & POLICIES  >  The trust seeks long-term growth of capital by investing at least 80% of the trust’s net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES

Sector Composition*	% of Total
Information technology	28.2
Consumer discretionary	25.7
Health care	21.5
Communication services	9.4
Industrials	5.9
Consumer staples	3.6
Financials	3.6
Real estate	0.1
Short-term investments and other	2.0

*	As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended December 31, 2020, Mid Cap Stock Trust Series I shares returned 65.39% and the Russell Midcap Growth Index returned 35.59%.

Environment  >  U.S. equities, as measured by the S&P 500 Index, posted positive results during the twelve-month period ended December 31, 2020. During the period, U.S. equities ended the first quarter sharply lower as the coronavirus spread rapidly throughout the country. The unprecedented scale of the fiscal and monetary stimulus implemented by Congress and the U.S. Federal Reserve (“Fed”) in response to the pandemic drove the market’s rebound and rally in the second and third quarters. The fourth quarter was bolstered by better-than-expected third-quarter earnings, substantial monetary support from the Fed, and optimism that vaccines will support a broad reopening of the U.S. economy in 2021.

Within the Russell Midcap Growth Index, 10 of the 11 sectors posted positive absolute returns. The top-performing sectors included communication services and information technology while energy and consumer staples were the bottom performing sectors.

Stock selection contributed to relative performance during the period. Selection was particularly strong within the information technology and health care sectors.

Sector allocation, a residual of our bottom-up stock selection process, also contributed to relative performance. Our overweight to health care sector and underweight to industrials sector drove the positive allocation effect, while our overweight to consumer discretionary sector and underweight to information technology sector partially offset results.

The top relative contributors during the period included Square, Inc., a mobile payments provider, and Peloton Interactive, Inc., an exercise equipment and media company. We continued to hold both names as of the end of the period.

Top relative detractors included Galapagos NV, a pharmaceutical research company, and Aramark, an American food service, facilities, and uniform service provider. We continued to hold Galapagos and eliminated Aramark as of the end of the period.

At the end of the period, the portfolio was most overweight in consumer discretionary, health care and communication services sectors and most underweight in information technology and industrials sectors. The portfolio increased its exposure to consumer discretionary sector names over the period, while reducing its information technology sector allocation during the year.

PERFORMANCE TABLE[1]	Average Annual Total Return			Cumulative Total Return
Period Ending December 31, 2020	1-year	5-year	10-year	5-year	10-year
Mid Cap Stock Trust Series I	65.39%	23.15%	16.94%	183.21%	378.37%
Mid Cap Stock Trust Series II	65.02%	22.90%	16.71%	180.41%	368.81%
Mid Cap Stock Trust Series NAV	65.47%	23.20%	17.00%	183.84%	380.87%
Russell Midcap Growth Index[2,3]	35.59%	18.66%	15.04%	135.22%	306.13%

1	Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

2	The Russell Midcap Growth Index is an unmanaged index that contains those stocks from the Russell Midcap Index with a greater than average growth orientation.

3	It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Series I, Series II, and Series NAV shares the gross expenses are 0.93%, 1.13% and 0.88%, respectively, and the net expenses are 0.92%, 1.12% and 0.87%, respectively. Net expenses reflect contractual expense limitations in effect until July 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply.

29

Mid Value Trust

Subadvisor: T. Rowe Price Associates, Inc.
Portfolio Manager: David J. Wallack

INVESTMENT OBJECTIVE & POLICIES  >  The trust seeks long-term capital appreciation by investing at least 80% of its net assets in companies with market capitalizations that are within the Russell Midcap Value Index. The trust invests in a diversified mix of common stocks of mid-size U.S. companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES

Sector Composition*	% of Total
Financials	16.7
Health care	15.9
Materials	11.6
Energy	11.3
Industrials	9.1
Consumer staples	8.9
Real estate	7.2
Communication services	5.9
Utilities	5.5
Consumer discretionary	3.3
Information technology	2.9
Short-term investments and other	1.7

*	As a percentage of net assets.

PORTFOLIO MANAGER’S COMMENTARY

Performance  >  For the year ended December 31, 2020, Mid Value Trust Series NAV shares returned 9.72% and the Russell Midcap Value Index returned 4.96%.

Environment  >  U.S. stocks rose for the one-year period, despite the coronavirus pandemic and related economic dislocations. Equities declined sharply at the beginning of the year as the coronavirus spread quickly in the U.S., prompting government officials to close schools, nonessential businesses, and public facilities. Stocks rebounded during the second quarter, driven by the Federal Reserve’s and federal government’s massive stimulus efforts, as well as slowing global coronavirus infection rates. The rebound continued during much of the third quarter, as a faster-than-expected rebound in the economy coupled with reports of progress in developing several possible coronavirus vaccines and treatments boosted stocks. During the final months of the year, stocks benefited from reduced political uncertainty after the November U.S. presidential election. Stocks also received a major boost following positive announcements in the development and eventual distribution of approved coronavirus vaccines. While the major U.S. stock indexes were broadly positive, large-caps outperformed small- and mid-cap shares. As measured by various Russell indices, growth stocks soundly outperformed value cross all market capitalizations.

Both security selection and an underweight to the real estate sector proved advantageous during the period. Within the sector, Weyerhaeuser Company, a pure-play timber real estate investment trust, saw its shares rise following a pandemic-related drawdown, after reporting strong results, which were supported by record lumber and oriented strand board prices. Shares of The St. Joe Company surged following the company’s most recent quarterly results, which reflected broad-based strength across all segments: real estate, leasing, and hospitality. A full slate of projects in development or under construction, along with the likelihood of increased travel in the new year, bode well for the company.

The materials sector aided relative results as well, owing to an overweight position and strong stock selection. Shares of Freeport-McMoRan, Inc., the world’s largest pure-play copper miner, rose on solid quarterly results throughout the year, as the company’s efforts to strengthen its financial position (including the reduction of operating costs and capital expenditures) began to bear fruit. Shares of Barrick Gold Corp. rose on the year as gold prices neared a seven-year high during the period. Coronavirus- related uncertainty drove investors to safer assets, lifting shares of the gold miner.

Consumer staples was another area of relative strength, due to favorable stock selection. Within the sector, Bunge, Ltd. drove relative returns.

On the contrary, despite strong stock selection in the sector, an overweight to energy weighed on relative results.

Another area of relative weakness was communication services, where stock choices detracted from relative returns, although an overweight exposure in the sector partially offset those losses. Shares of entertainment content company ViacomCBS, Inc. declined after Viacom and CBS merged in late December 2019, due to investor concerns over ongoing headwinds media companies are facing. In early 2020, the cancellation of the majority of live sports due to the coronavirus broadcasts (including the NCAA Division I Men’s Basketball Tournament usually shown on CBS) further weighed on the company.

PERFORMANCE TABLE[1]	Average Annual Total Return			Cumulative Total Return
Period Ending December 31, 2020	1-year	5-year	10-year	5-year	10-year
Mid Value Trust Series I	9.60%	10.05%	9.92%	61.43%	157.46%
Mid Value Trust Series II	9.38%	9.83%	9.70%	59.79%	152.50%
Mid Value Trust Series NAV	9.72%	10.12%	9.99%	61.95%	159.11%
Russell Midcap Value Index[2,3]	4.96%	9.73%	10.49%	59.10%	171.15%

1	Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

2	The Russell Midcap Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

3	It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Series I, Series II, and Series NAV shares the gross expenses are 1.05%, 1.25% and 1.00%, respectively, and the net expenses are 1.04%, 1.24% and 0.99%, respectively. Net expenses reflect contractual expense limitations in effect until July 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply.

30

Real Estate Securities Trust

Subadvisor: Wellington Management Company LLP (Prior to November 16, 2020, DWS Investment Management Americas, Inc. was the portfolio’s subadvisor)
Portfolio Manager: Bradford D. Stoesser

INVESTMENT OBJECTIVE & POLICIES  >  The trust seeks a combination of long-term capital appreciation and current income by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of real estate investment trusts (REITs) and real estate companies. Equity securities include common stock, preferred stock and securities convertible into common stock.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES

Portfolio Composition*	% of Total
Specialized REITs	26.1
Residential REITs	17.5
Industrial REITs	15.0
Office REITs	11.3
Retail REITs	9.8
Health care REITs	6.5
Hotel and resort REITs	3.9
Health care facilities	2.2
Casinos and gaming	1.8
Leisure facilities	1.8
Real estate services	1.2
Hotels, resorts and cruise lines	1.0
Short-term investments and other	1.9

*	As a percentage of net assets.

PORTFOLIO MANAGER’S COMMENTARY

Performance  >  For the year ended December 31, 2020, Real Estate Securities Trust Series I shares declined 5.64% and the MSCI U.S. REIT Index declined 7.57%. On November 16, 2020, Wellington Management Company LPC replaced DWS Investment Management Americas, Inc. as the portfolio’s subadvisor.

Environment  >  To start the year, fears over the global spread of COVID-19 prompted unprecedented shutdowns in a bid to slow the spread of the outbreak. In the U.S., the Federal Reserve (“Fed”) promised unlimited quantitative easing (QE) and the U.S. Senate approved the largest emergency aid package in history. Comments from Federal Reserve Chairman Jerome Powell underscored a weak economic outlook for the second quarter. As new cases of COVID-19 continued to surge, in a historic move, the Fed established an explicit inflation averaging framework, prompting various equity indices to notch all-time highs before pulling back during September on concerns over the upcoming U.S. election, additional stimulus, and a potential second wave of COVID-19. Markets continued to balance economic improvement, underscored by central bank support with continued uncertainty ahead of the November U.S. presidential election. Equity markets rallied as global concerns over rising COVID-19 cases were tempered by positive vaccine news and clarity over U.S. election results.

For the REIT market, performance was mixed and we saw clear “winners” and “losers” emerge as the recovery progressed in the U.S. Among the best performers during the pandemic environment were Data Centers, Industrial, and Self Storage names. Conversely, service-oriented sectors were hit hard, namely Malls, Retail, Hotels, and Office. Looking ahead, an effective COVID-19 vaccine could be a key catalyst that drives market sentiment and a “return to normal” lifestyle.

During the period, the strategy’s outperformance was characterized by strong sector allocation effects, somewhat offset by negative stock selection. From a sector allocation standpoint, the underweight allocation to Regional Malls was the top contributor, followed by the off-benchmark allocation to Towers and the overweight to Data Centers. Slightly detracting was positioning across Net Lease during the period. The portfolio saw negative selection effects during the period, most notably within Retail, Hotels, Apartments, and Regional Malls. Somewhat offsetting this was positive selection across the Office sector.

PERFORMANCE TABLE[1]	Average Annual Total Return			Cumulative Total Return
Period Ending December 31, 2020	1-year	5-year	10-year	5-year	10-year
Real Estate Securities Trust Series I	–5.64%	6.01%	8.79%	33.89%	132.20%
Real Estate Securities Trust Series II	–5.80%	5.80%	8.58%	32.59%	127.67%
Real Estate Securities Trust Series NAV	–5.58%	6.06%	8.85%	34.17%	133.53%
MSCI U.S. REIT Index[2,3]	–7.57%	4.84%	8.30%	26.65%	122.04%

1	Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

2	The MSCI U.S. REIT Index is an unmanaged index consisting of the most actively traded real estate investment trusts.

3	It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Series I, Series II, and Series NAV shares the gross expenses are 0.81%, 1.01% and 0.76%, respectively, and the net expenses are 0.80%, 1.00% and 0.75%, respectively. Net expenses reflect contractual expense limitations in effect until July 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply.

31

Science & Technology Trust

Subadvisors: Allianz Global Investors US, LLC, T. Rowe Price Associates, Inc.
Portfolio Managers: Kennard W. Allen, Huachen Chen, CFA, Walter C. Price, Jr., CFA, Michael A. Seidenberg

INVESTMENT OBJECTIVE & POLICIES  >  The trust seeks long-term growth of capital. Current income is incidental to the trust’s objective. Under normal market conditions, the trust invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of companies expected to benefit from the development, advancement, and/or use of science and technology. For purposes of satisfying this requirement, common stock may include equity-linked notes and derivatives relating to common stocks, such as options on equity-linked notes.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES

Sector Composition*	% of Total
Information technology	58.9
Consumer discretionary	19.6
Communication services	15.7
Health care	0.9
Industrials	0.7
Financials	0.1
Real estate	0.1
Short-term investments and other	4.0

*	As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended December 31, 2020, Science & Technology Trust Series I shares returned 57.46% and the Lipper Science and Technology Index returned 50.55%.

Environment  >

Allianz Global Investors US, LLC  >  U.S. stocks rose for the one-year period, despite the COVID-19 pandemic and related economic dislocations. Equities declined sharply at the beginning of the year as the COVID-19 spread quickly in the U.S., prompting government officials to close schools, nonessential businesses, and public facilities. Stocks rebounded during the second quarter, driven by the Federal Reserve’s and federal government’s massive stimulus efforts, as well as slowing global COVID-19 infection rates. The rebound continued during much of the third quarter, as a faster-than-expected rebound in the economy coupled with reports of progress in developing several possible COVID-19 vaccines and treatments boosted stocks. During the final months of the year, stocks benefited from reduced political uncertainty after the November U.S. presidential election. Stocks also received a major boost following positive announcements in the development and eventual distribution of approved COVID-19 vaccines.

Technology companies across multiple industries continued to demonstrate strong earnings growth and delivered stronger stock returns relative to the broad market.

Despite the ongoing concerns around the pandemic, many high-growth stocks delivered strong fundamental results this year due to higher demand for their innovative product offerings. Contributors include Twilio, Inc. and Crowdstrike Holdings, Inc. (an out of benchmark position). The portfolio’s relative performance was hurt mostly by our underweight positions to Apple, Inc. and Amazon.com, Inc., which are two of the benchmark’s largest positions.

T. Rowe Price Associates Inc.  >  Stock selection in the software industry was the largest detractor from relative performance. An overweight to Citrix Systems, Inc. weighed on performance. The application networking company saw its shares go down due to a mixed earnings report with slower sales growth of subscription revenues. An overweight to salesforce.com, Inc., a leader in cloud-based enterprise software for managing customer relationships, detracted from relative returns as the stock price fell following an announced agreement to purchase Slack Technologies at a significant premium.

An unfavorable overweight allocation in the internet industry hindered relative performance, led by Trip.com Group, Ltd. Shares of the company weighed on relative performance earlier this year, as the stocks sold off in response to the unprecedented contraction in travel demand caused by the coronavirus pandemic. Trip.com is China’s dominant online provider of travel services.

On the other end of the spectrum, strong stock selection in the semiconductors sector boosted relative results, largely due to not owning Intel Corp. Share prices fell sharply during the fourth quarter as year-over-year data center sales missed estimates combined with the overhang of Intel’s manufacturing issues.

A significant underweight in the telecom equipment sector also facilitated relative performance.

PERFORMANCE TABLE[1]	Average Annual Total Return			Cumulative Total Return
Period Ending December 31, 2020	1-year	5-year	10-year	5-year	10-year
Science & Technology Trust Series I	57.46%	27.01%	19.26%	230.49%	482.15%
Science & Technology Trust Series II	57.15%	26.75%	19.02%	227.09%	470.48%
Science & Technology Trust Series NAV	57.58%	27.07%	19.32%	231.24%	484.99%
S&P 500 Index[2,4]	18.40%	15.22%	13.88%	103.04%	267.00%
Lipper Science and Technology Index[3,4]	50.55%	25.21%	18.24%	207.81%	434.20%

1	Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

2	The S&P 500 Index is an unmanaged index composed of 500 widely traded U.S. common stocks.

3	The Lipper Science and Technology Index consists of the 30 largest funds in the Lipper peer category that invest primarily in the equity securities of domestic companies engaged in science and technology.

4	It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Series I, Series II, and Series NAV shares the gross expenses are 1.17%, 1.37% and 1.12%, respectively, and the net expenses are 1.16%, 1.36% and 1.11%, respectively. Net expenses reflect contractual expense limitations in effect until July 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply.

32

Small Cap Index Trust

Subadvisor: Manulife Investment Management (North America) Limited
Portfolio Managers: Brett Hryb, CFA, Ashikhusein Shahpurwala, CFA

INVESTMENT OBJECTIVE & POLICIES  >  The trust seeks to approximate the aggregate total return of a small-cap U.S. domestic equity market index. The trust invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in: (a) common stocks that are included in the Russell 2000 Index; and (b) securities (which may or may not be included in the Russell 2000 Index) that the Subadvisor believes as a group will behave in a manner similar to the Russell 2000 Index.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES

Sector Composition*	% of Total
Health care	20.5
Financials	14.9
Industrials	14.8
Information technology	13.7
Consumer discretionary	12.7
Real estate	6.0
Materials	4.2
Consumer staples	3.1
Utilities	2.9
Communication services	2.3
Energy	2.0
Short-term investments and other	2.9

*	As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended December 31, 2020, Small Cap Index Trust Series I shares returned 19.29% and the Russell 2000 Index returned 19.96%.

Environment  >  Despite what was an incredibly volatile first quarter, U.S. stock markets surprised investors with a strong gain for 2020.

The first quarter of 2020 was by many measures an unprecedented one for US and global markets, with US stock indices dropping into bear market territory — 20% to 35%, depending on market cap — in a little more than 20 days, continuing to drop by 30-40% in a record 30 days. The Russell 2000 Index generated total returns of -30.6%, The COVID-19 outbreak loomed large over financial markets during the second half of the quarter, with the stock markets falling swiftly in late February. In the end, equity markets experienced one of the fastest, sharpest declines in history, with volatility levels surpassing those experienced during the financial crisis of 2008/09.

The stock market pendulum swung back strongly in the second quarter of 2020 on hopes that the economic downturn caused by the coronavirus epidemic would be relatively brief with the help of central bank efforts. The Russell 2000 Index generated total returns of 25.4%, as the hefty fiscal and monetary support helped stave the economic slowdown from turning into a full-blown liquidity crisis. As a result, the Index went from having its worst quarter ever in Q1 2020 to one of its three best quarters since its inception more than 40 years ago. The more optimistic environment helped riskier cyclical sectors outperform their more defensive counterparts such as utilities and consumer staples, with the battered energy sector seeing some relief as oil prices recovered from a brief blip in negative territory on supply and storage issues. The consumer discretionary, health care and energy sectors led on a returns basis, with government’s spending response to COVID-19 boosting the biotechnology, health care technology and pharmaceuticals industries within health care and a less dim outlook for the housing market and consumer aiding investor sentiment elsewhere.

Global markets were for the most part positive in the third quarter as strong equity gains in July and August cushioned a September correction, particularly in American markets, as the resurgence of COVID-19 cases coupled with unsettled fiscal policy in the US sparked a bout of market volatility late in the period. Nevertheless, US equities managed to record healthy quarterly gains despite the September sell off, with the Russell 2000 Index generating total returns of 4.9%.

Finally, U.S. stocks delivered a strong gain during the fourth and final quarter of 2020, with the Russell 2000 Index advancing 31%. While concern about rising coronavirus infections, uncertainty about the outcome of the U.S. presidential election, and mixed earnings reports hampered returns in October, stocks later rebounded on news that two COVID-19 vaccines in development had shown 90% or better efficacy in trials and received emergency-use authorization, with delivery beginning before year-end. The reduced political uncertainty after the November U.S. presidentail election, and passage of a new stimulus package also encouraged investors. These tailwinds overcame concerns about rising infection rates after the Thanksgiving holiday and a slower-than-expected start to the vaccine rollout. Within the U.S. small cap equity market, the materials and technology sectors posted particularly notable advances.

PERFORMANCE TABLE[1]	Average Annual Total Return			Cumulative Total Return
Period Ending December 31, 2020	1-year	5-year	10-year	5-year	10-year
Small Cap Index Trust Series I	19.29%	12.83%	10.86%	82.83%	180.37%
Small Cap Index Trust Series II	19.05%	12.61%	10.64%	81.08%	174.95%
Small Cap Index Trust Series NAV	19.32%	12.88%	10.92%	83.28%	181.88%
Russell 2000 Index[2,3]	19.96%	13.26%	11.20%	86.36%	189.20%

1	Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

2	The Russell 2000 Index is an unmanaged index composed of 2,000 U.S. small capitalization stocks.

3	It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Series I, Series II, and Series NAV shares the gross expenses are 0.58%, 0.78% and 0.53%, respectively, and the net expenses are 0.52%, 0.72% and 0.47%, respectively. Net expenses reflect contractual expense limitations in effect until April 30, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply.

33

Small Cap Opportunities Trust

Subadvisors: Dimensional Fund Advisors LP, GW&K Investment Management, LLC
Portfolio Managers: Jed S. Fogdall, Marc C. Leblond, Joel Schneider, Joseph C. Craigen, CFA, Daniel L. Miller, CFA

INVESTMENT OBJECTIVE & POLICIES  >  The trust seeks long-term capital appreciation by investing at least 80% of the trust’s net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization companies.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES

Sector Composition*	% of Total
Industrials	19.6
Financials	19.4
Consumer discretionary	13.9
Information technology	13.6
Health care	13.4
Materials	6.6
Energy	4.4
Consumer staples	3.9
Communication services	2.5
Real estate	1.8
Utilities	0.5
Short-term investments and other	0.4

*	As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended December 31, 2020, Small Cap Opportunities Trust Series I shares returned 9.88%; the Russell 2000 Index returned 19.96%; and the Russell 2000 Value Index returned 4.63%

Environment  >  The U.S. market had positive performance for the year, outperforming both developed ex U.S. and emerging markets. The Russell 3000 Index returned 20.9%, as compared to 8.3% for the MSCI World ex USA IMI (net dividends) and 18.3% for the MSCI Emerging Markets IMI (net dividends).

Theoretical and empirical research suggests that investors can systematically pursue higher expected returns by targeting the size, relative price, and profitability dimensions in equity markets. Dimensional integrates these dimensions to emphasize stocks with smaller market capitalizations, lower relative prices, and higher profitability.

Along the market capitalization dimension, small caps (Russell 2000 Index) underperformed large caps (Russell 1000 Index) by 1.0%. Mid caps (Russell Midcap Index), a subset of the Russell 1000 Index universe, underperformed small caps by 2.9% and large caps by 3.9%.

Along the relative price dimension, large cap value stocks (Russell 1000 Value Index) underperformed large cap growth stocks (Russell 1000 Growth Index) by 35.69%, and small cap value stocks (Russell 2000 Value Index) underperformed small cap growth stocks (Russell 2000 Growth Index) by 30.0%.

It is important to consider the interactions between size, value, and profitability when reviewing the performance of the dimensions. Among large caps, stocks with higher profitability outperformed stocks with lower profitability. Among small caps, stocks with higher profitability underperformed stocks with lower profitability.

The portfolio’s greater emphasis on low relative price (value) stocks detracted from relative performance, as value stocks underperformed high relative price (growth) stocks for the year. At the sector level, the portfolio’s underweighting of real estate investment trusts (REITs) and highly regulated utilities had a positive impact on relative performance, as REITs and utilities underperformed the overall index.

PERFORMANCE TABLE[1]	Average Annual Total Return			Cumulative Total Return
Period Ending December 31, 2020	1-year	5-year	10-year	5-year	10-year
Small Cap Opportunities Trust Series I	9.88%	9.54%	9.28%	57.70%	142.82%
Small Cap Opportunities Trust Series II	9.65%	9.32%	9.06%	56.12%	138.09%
Small Cap Opportunities Trust Series NAV	9.92%	9.60%	9.33%	58.12%	144.09%
Russell 2000 Index[2,4]	19.96%	13.26%	11.20%	86.36%	189.20%
Russell 2000 Value Index[3,4]	4.63%	9.65%	8.66%	58.53%	129.43%

1	Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

2	The Russell 2000 Index is an unmanaged index composed of 2,000 U.S. small capitalization stocks.

3	The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

4	It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Series I, Series II, and Series NAV shares the gross expenses are 1.16%, 1.36% and 1.11%, respectively, and the net expenses are 0.98%, 1.18% and 0.93%, respectively. Net expenses reflect contractual expense limitations in effect until April 30, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply.

34

Small Cap Stock Trust

Subadvisor: Wellington Management Company LLP
Portfolio Managers: Steven C. Angeli, CFA, Mario E. Abularach, CFA, Stephen Mortimer, John V. Schneider, CFA

INVESTMENT OBJECTIVE & POLICIES  >  The trust seeks long-term capital appreciation by investing at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of small-cap companies. For the purposes of the trust, “small cap companies” are those with market capitalizations, at the time of investment, not exceeding the maximum market capitalization of any company represented in either the Russell 2000 Index or the S&P SmallCap 600 Index.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES

Sector Composition*	% of Total
Health care	30.1
Information technology	25.2
Consumer discretionary	16.0
Industrials	13.8
Financials	7.4
Communication services	1.9
Real estate	1.7
Materials	1.0
Consumer staples	0.8
Short-term investments and other	2.1

*	As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended December 31, 2020, Small Cap Stock Trust Series NAV shares returned 51.62% and the Russell 2000 Growth Index returned 34.63%.

Environment  >  U.S. equities, as measured by the S&P 500 Index, posted positive results during the twelve-month period ended December 31, 2020. During the period, U.S. equities ended the first quarter sharply lower as the coronavirus spread rapidly throughout the country. The unprecedented scale of the fiscal and monetary stimulus implemented by Congress and the U.S. Federal Reserve (“Fed”) in response to the pandemic drove the market’s rebound and rally in the second and third quarters. The fourth quarter was bolstered by better-than-expected third-quarter earnings, substantial monetary support from the Fed, and optimism that vaccines will support a broad reopening of the U.S. economy in 2021. During the final months of the year, stocks also benefited from reduced political uncertainty after the November U.S. presidential election.

Returns during the period varied by market-cap. While the major U.S. stock indexes were broadly positive, large-caps outperformed small- and mid-cap shares. As measured by various Russell Indices, growth stocks soundly outperformed value across all market capitalizations.

Security selection was the primary driver of relative outperformance during the period. Selection was strong within health care and information technology, while selection in materials and industrials partially offset these results.

Sector allocation, a result of our bottom-up stock selection process, also aided relative performance. An underweight early in the period to industrials and a lack of exposure to utilities aided relative results, while an overweight to financials slightly detracted.

The top relative contributors included Livongo Health, Inc., a digital health company focused on chronic disease management programs, and Chegg, Inc., an online textbook rental and learning services company. As of the end of the period, we continued to hold Chegg. Livongo Health was acquired by Teladoc Health, Inc. and the combined entity has exited our market cap range.

Top relative detractors included precision components manufacturer, Curtiss-Wright Corp., and alternative energy technology provider, Plug Power, Inc. We continued to hold an overweight position in Curtiss-Wright at the end of the period and we initiated a new position in Plug Power towards the end of the period.

At the end of the period, the portfolio was most overweight financials and consumer discretionary and most underweight health care and consumer staples. The portfolio increased its exposure to financials and information technology, during the period, while reducing exposure to consumer discretionary.

PERFORMANCE TABLE[1]	Average Annual Total Return			Cumulative Total Return
Period Ending December 31, 2020	1-year	5-year	10-year	5-year	10-year
Small Cap Stock Trust Series I	51.54%	20.73%	14.68%	156.54%	293.33%
Small Cap Stock Trust Series II	51.23%	20.50%	14.45%	154.05%	285.60%
Small Cap Stock Trust Series NAV	51.62%	20.79%	14.73%	157.13%	295.28%
Russell 2000 Growth Index[2,3]	34.63%	16.36%	13.48%	113.35%	254.24%

1	Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

2	The Russell 2000 Growth Index is an unmanaged index that contains those securities from the Russell 2000 Index with a greater than average growth orientation.

3	It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Series I, Series II, and Series NAV shares the gross expenses are 1.13%, 1.33% and 1.08%, respectively, and the net expenses are 1.12%, 1.32% and 1.07%, respectively. Net expenses reflect contractual expense limitations in effect until July 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply.

35

Small Cap Value Trust

Subadvisor: Wellington Management Company LLP
Portfolio Managers: Edmond C. Griffin, CFA, Timothy J. McCormack, CFA, Shaun F. Pedersen

INVESTMENT OBJECTIVE & POLICIES  >  The trust seeks long-term capital appreciation by investing at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES

Sector Composition*	% of Total
Industrials	27.7
Financials	20.1
Real estate	9.6
Information technology	9.0
Consumer discretionary	7.5
Materials	7.2
Consumer staples	5.5
Health care	3.7
Energy	3.3
Utilities	3.3
Short-term investments and other	3.1

*	As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended December 31, 2020, Small Cap Value Trust Series NAV shares declined 6.68% and the Russell 2000 Value Index returned 4.63%.

Environment  >  U.S. equities, as measured by the S&P 500 Index, posted positive results during the twelve-month period ended December 31, 2020. During the period, U.S. equities ended the first quarter sharply lower as the coronavirus spread rapidly throughout the country. The unprecedented scale of the fiscal and monetary stimulus implemented by Congress and the U.S. Federal Reserve (“Fed”) in response to the pandemic drove the market’s rebound and rally in the second and third quarters. The fourth quarter was bolstered by better-than-expected third-quarter earnings, substantial monetary support from the Fed, and optimism that vaccines will support a broad reopening of the U.S. economy in 2021. During the final months of the year, stocks also benefited from reduced political uncertainty after the November U.S. presidential election.

Returns during the period varied by market-cap. While the major U.S. stock indexes were broadly positive, large-caps outperformed small- and mid-cap shares. As measured by various Russell Indices, growth stocks soundly outperformed value across all market capitalizations.

Stock selection was the primary driver of relative underperformance over the period, particularly within industrials, information technology, and consumer staples.

Sector allocation, a residual of our bottom-up stock selection process, modestly contributed to relative returns. An underweight to financials and an overweight to industrials contributed most but was partially offset by underweights to consumer discretionary and health care.

Top relative detractors included RPT Realty, an owner and operator of open-air shopping centers, and Thermon Group Holdings, Inc., a provider of industrial heating applications. We continued to hold both names as of the end of the period.

The top relative contributors included Saia, Inc., an American trucking company, and Allscripts Healthcare Solutions, Inc., a practice management and electronic health record technology provider. We eliminated Saia but continued to hold Allscripts Healthcare Solutions as of the end of the period.

At the end of the period, the portfolio was most overweight in industrials and information technology and most underweight in financials and consumer discretionary. The largest changes during the period included decreased exposures to industrials and increased exposure to information technology.

PERFORMANCE TABLE[1]	Average Annual Total Return			Cumulative Total Return
Period Ending December 31, 2020	1-year	5-year	10-year	5-year	10-year
Small Cap Value Trust Series I	–6.70%	5.62%	8.04%	31.44%	116.68%
Small Cap Value Trust Series II	–6.95%	5.41%	7.82%	30.12%	112.33%
Small Cap Value Trust Series NAV	–6.68%	5.66%	8.09%	31.72%	117.67%
Russell 2000 Value Index[2,3]	4.63%	9.65%	8.66%	58.53%	129.43%

1	Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

2	The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

3	It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Series I, Series II, and Series NAV shares the gross expenses are 1.20%, 1.40% and 1.15%, respectively, and the net expenses are 1.19%, 1.39% and 1.14%, respectively. Net expenses reflect contractual expense limitations in effect until July 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply.

36

Small Company Value Trust

Subadvisor: T. Rowe Price Associates, Inc.
Portfolio Manager: J. David Wagner, CFA

INVESTMENT OBJECTIVE & POLICIES  >  The trust seeks long-term growth of capital by investing at least 80% of its net assets (plus any borrowings for investment purposes) in companies with market capitalizations, at the time of investment, that do not exceed the maximum market capitalization of any security in the Russell 2000 Index.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES

Sector Composition*	% of Total
Financials	28.4
Industrials	16.6
Consumer discretionary	10.3
Information technology	8.5
Real estate	8.1
Health care	7.5
Materials	6.1
Energy	4.4
Utilities	3.9
Consumer staples	3.0
Communication services	2.3
Short-term investments and other	0.9

*	As a percentage of net assets.

PORTFOLIO MANAGER’S COMMENTARY

Performance  >  For the year ended December 31, 2020, Small Company Value Trust Series I shares returned 9.24% and the Russell 2000 Value Index returned 4.63%.

Environment  >  U.S. stocks rose for the one-year period, despite the coronavirus pandemic and related economic dislocations. Equities declined sharply at the beginning of the year as the coronavirus spread quickly in the U.S., prompting government officials to close schools, nonessential businesses, and public facilities. Stocks rebounded during the second quarter, driven by the Federal Reserve’s and federal government’s massive stimulus efforts, as well as slowing global coronavirus infection rates. The rebound continued during much of the third quarter, as a faster-than-expected rebound in the economy coupled with reports of progress in developing several possible coronavirus vaccines and treatments boosted stocks. During the final months of the year, stocks benefited from reduced political uncertainty after the November U.S. presidential election. Stocks also received a major boost following positive announcements in the development and eventual distribution of approved coronavirus vaccines. While the major U.S. stock indexes were broadly positive, large-caps outperformed small- and mid-cap shares. As measured by various Russell indices, growth stocks soundly outperformed value across all market capitalizations.

The financials sector was the top relative performer, due to stock selection such as PennyMac Financial Services, Inc. The mortgage provider continues to post strong quarterly results despite significant market disruptions.

Health care was also a relative contributor to performance during the period, due to stock choices and a slight overweight exposure. Within the sector, Quidel Corp. and Momenta Pharmaceuticals, Inc. outperformed. Shares of Momenta Pharmaceuticals were boosted by positive sentiment toward its M281 anti-FcRn antibody, which could provide a safer, more convenient, and more effective alternative to IVIG for patients with autoimmune diseases. In the third quarter, shares soared on news that the company would be acquired by Johnson & Johnson and is no longer held by the portfolio.

Real estate also boosted relative performance due to favorable stock selection like St. Joe Company and a beneficial underweight allocation.

On the other side of the ledger, stock selection in the consumer discretionary sector weighed on relative performance, driven by Strategic Education, Inc. Shares of the for-profit educator plunged in July on quarterly results highlighting a deceleration in enrollment growth. Negative investor reaction to the announcement of the company’s acquisition of Laureate Education’s Australian portfolio also weighed on the stock.

Additionally, industrials and business services detracted from relative results for the period, due to poor stock choices such as Triumph Group, Inc.

PERFORMANCE TABLE[1]	Average Annual Total Return			Cumulative Total Return
Period Ending December 31, 2020	1-year	5-year	10-year	5-year	10-year
Small Company Value Trust Series I	9.24%	11.98%	9.70%	76.11%	152.38%
Small Company Value Trust Series II	9.07%	11.76%	9.48%	74.38%	147.35%
Small Company Value Trust Series NAV	9.25%	12.03%	9.75%	76.47%	153.55%
Russell 2000 Value Index[2,3]	4.63%	9.65%	8.66%	58.53%	129.43%

1	Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

2	The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

3	It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Series I, Series II, and Series NAV shares the gross expenses are 1.28%, 1.48% and 1.23%, respectively, and the net expenses are 1.27%, 1.47% and 1.22%, respectively. Net expenses reflect contractual expense limitations in effect until July 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply.

37

Strategic Equity Allocation Trust

Subadvisor: Manulife Investment Management (US) LLC
Portfolio Managers: Matthew Murphy, CFA, Nathan Thooft, CFA

INVESTMENT OBJECTIVE & POLICIES  >  The trust seeks capital appreciation by investing at least 80% of its net assets in U.S. and foreign equity securities of any market capitalization, including futures on indexes of equity securities. The trust’s allocation to various markets and types of securities will be actively managed.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES

Sector Composition*	% of Total
Information technology	19.5
Health care	13.0
Financials	12.5
Consumer discretionary	12.4
Industrials	11.3
Communication services	7.6
Consumer staples	7.4
Materials	4.5
Real estate	3.2
Utilities	3.1
Energy	2.4
Short-term investments and other	3.1

*	As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended December 31, 2020, Strategic Equity Allocation Trust Series NAV shares returned 14.34% and a blend of 70% Russell 3000 Index and 30% MSCI EAFE Index Returned 16.90%.

Environment  >  U.S. equities posted strong gains over 2020. The spread of COVID-19 resulted in a broad-based contraction in economic activity early in the year, as well as extreme volatility in financial markets. The U.S. stock market declined dramatically in mid-March, less than a month after hitting an all-time high. At the same time, interest rates collapsed, as investors fled to the safety of defensive investments like U.S. Treasury securities.

A rapid and expansive fiscal response, paired with aggressive easing of credit conditions by the U.S. Federal Reserve Board (“Fed”), partially offset COVID-19’s economic disruption. After stocks bottomed in late March, they rallied for most of the rest of the year, reflecting investor optimism over government stimulus measures, progress toward restarting economic activity and positive news regarding COVID-19 vaccines.

Treasury yields declined significantly over the year on concerns about the impact of the pandemic on business activity. The bellwether 10-year Treasury note yield fell from 1.92% at the end of 2019 to 0.93% at the end of 2020, with the low (0.52%) reached in early August. Falling yields were favorable for investment-grade bonds. Yields moved up later in the year in response to improving sentiment about the U.S. economy. High-yield bonds trailed their high-grade counterparts.

Foreign equities in developed markets posted solid gains over the year, but lagged the S&P 500 Index. Stocks in emerging markets were relatively strong in response to capital inflows and attractive valuations — both historically and relative to developed market equities. Emerging markets equities also benefited from an anticipated boost to economic activity stemming from the expected rollout of effective coronavirus vaccines, as well as supportive fiscal and monetary policies worldwide and a relatively weak U.S. dollar.

From an asset allocation perspective, an underweight position in mid-capitalization equity contributed to returns. On a stock selection basis, equity selection in France, as well as the Industrials and Financials sectors, contributed to returns.

An underweight position in U.S. equity and overweight position in Swiss equities detracted from returns. From a stock selection perspective, positions in Japan, as well as the Information Technology and Communication Services sectors, detracted from returns.

PERFORMANCE TABLE[1]	Average Annual Total Returns			Cumulative Total Returns
Period Ending December 31, 2020	1-year	5-year	Since inception	5-year	Since inception
Strategic Equity Allocation Trust Series NAV (began 4/16/12)	14.34%	12.00%	11.54%	76.23%	159.02%
S&P 500 Index[2,4]	18.40%	15.22%	14.60%	103.04%	227.83%
Blended Index[3,4]	16.90%	13.05%	12.41%	84.63%	177.00%

1	Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

2	The S&P 500 Index is an unmanaged index composed of 500 widely traded U.S. common stocks.

3	The blended index is composed of 70% Russell 3000 Index and 30% MSCI EAFE Index.

4	It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Series NAV shares the gross expenses are 0.66% and the net expenses are 0.65%. Net expenses reflect contractual expense limitations in effect until July 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply.

38

Total Stock Market Index Trust

Subadvisor: Manulife Investment Management (North America) Limited
Portfolio Managers: Brett Hryb, CFA, Ashikhusein Shahpurwala, CFA

INVESTMENT OBJECTIVE & POLICIES  >  The trust seeks to approximate the aggregate total return of a broad U.S. domestic equity market index. The trust invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in: (a) the common stocks that are included in the Wilshire 5000 Total Market Index; and (b) securities (which may or may not be included in the Wilshire 5000 Total Market Index) that the Subadvisor believes as a group will behave in a manner similar to the Wilshire 5000 Total Market Index.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES

Sector Composition*	% of Total
Information technology	26.6
Health care	13.1
Consumer discretionary	12.8
Financials	10.7
Communication services	10.5
Industrials	8.8
Consumer staples	6.5
Real estate	3.0
Utilities	2.5
Energy	2.4
Materials	2.4
Short-term investments and other	0.7

*	As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended December 31, 2020, Total Stock Market Index Trust Series I shares returned 21.45% and the Wilshire 5000 Total Market Full Cap Index returned 22.18%.

Environment  >  Despite an incredibly volatile first quarter, U.S. stock markets surprised investors with a strong gain for 2020, with the Wilshire 5000 generating 22.18% in total returns.

The first quarter of 2020 was by many measures an unprecedented one for U.S. and global markets, with U.S. stocks dropping into (-20%) bear market territory in a little more than 20 days, continuing to drop by 30% in a record 30 days. After believing it might be contained to within China, the coronavirus outbreak loomed large over financial markets during the second half of the quarter, with the possibility of the outbreak turning into a pandemic proving to be a watershed moment for capital markets. The Wilshire 5000 Index generated total returns of -20.8% for the quarter. Declines during the quarter were broad, with all 11 sectors generating negative returns. Many of the more cyclical sectors experienced the largest declines, with the financials, industrials, information technology, consumer discretionary and energy sectors representing the largest drag on returns. In financials, while all industries suffered, banks and mortgage-related companies were particularly hard hit, hurt from exposure to a leveraged consumer and dissipating liquidity in capital markets during the latter half of the quarter, with central bank actions to lower interest rates putting added pressure on already thin net interest margins. In energy, declines were even more pronounced as both stock and commodity prices experienced one of the sharpest and steepest declines in recent history.

After the lockdown response to COVID-19 late in the first quarter plunged the world and financial markets into a broad-based drawdown, the stock market pendulum swung back strongly in the second quarter of 2020 on hopes that the economic downturn caused by the coronavirus epidemic would be relatively brief with the help of central bank efforts. A historically rapid and expansive monetary and fiscal policy response from the U.S. (and other) government(s) helped mitigate the more acute near-term liquidity issues, providing a partial offset to the hefty economic toll, helping the Wilshire 5000 Index rise 22.7% during the second quarter. The more optimistic environment helped riskier cyclical sectors outperform the more defensive sectors such as utilities and consumer staples, with the battered energy sector seeing some relief as oil prices recovered. Representing over a 25% weighting, the information technology sector led from a contributions standpoint. Consumer Discretionary was another strong contributor.

Global markets were for the most part positive in the third quarter as strong equity gains in July and August cushioned a September correction, particularly in American markets, as the resurgence of COVID-19 cases coupled with unsettled fiscal policy in the U.S. sparked a bout of market volatility late in the period. Nevertheless, U.S. equities managed to record healthy quarterly gains despite the September sell off, aided by mega-cap technology stocks, with the Wilshire 5000 Index generating total returns of 9.0%. Weakness in the large cap technology space was the main theme during the final month of the quarter with the S&P 500 technology sector dropping close to 13% from its early month high. Growth stocks, which had benefitted from the shift to online caused by the pandemic this year, came under pressure in early September as valuations had risen well beyond historical levels.

Finally, U.S. stocks delivered a strong gain during the fourth and final quarter of 2020. While concern about rising coronavirus infections, uncertainty about the outcome of the U.S. presidential election, and mixed earnings reports hampered returns in October, stocks later rebounded on news that two COVID-19 vaccines in development had shown 90% or better efficacy in trials and received emergency-use authorization, with delivery beginning before year-end. The reduced political uncertainty after the November U.S. presidential election, and passage of a new stimulus package also encouraged investors. These tailwinds overcame concerns about rising infection rates after the Thanksgiving holiday and a slower-than-expected start to the vaccine rollout. Within the U.S. equity market, the energy and financials sectors posted particularly notable advances.

PERFORMANCE TABLE[1]	Average Annual Total Return			Cumulative Total Return
Period Ending December 31, 2020	1-year	5-year	10-year	5-year	10-year
Total Stock Market Index Trust Series I	21.45%	15.00%	13.16%	101.18%	244.26%
Total Stock Market Index Trust Series II	21.19%	14.77%	12.93%	99.10%	237.49%
Total Stock Market Index Trust Series NAV	21.50%	15.05%	13.21%	101.58%	245.79%
Wilshire 5000 Total Market Full Cap Index[2,3]	22.18%	15.57%	13.69%	106.13%	260.76%

1	Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

2	The Wilshire 5000 Total Market Full Cap Index is an unmanaged index which measures the performance of all equity securities (with readily available price data) of issuers with headquarters in the U.S.

3	It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Series I, Series II, and Series NAV shares the gross expenses are 0.59%, 0.79% and 0.54%, respectively, and the net expenses are 0.58%, 0.78% and 0.53%, respectively. Net expenses reflect contractual expense limitations in effect until July 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply.

39

John Hancock Variable Insurance Trust
Shareholder expense example

As a shareholder of a portfolio of John Hancock Variable Insurance Trust, you incur ongoing costs, such as management fees, distribution (Rule 12b-1) fees and other expenses. In the case of the American Portfolios and the Lifestyle Portfolios, in addition to the operating expenses which the portfolio bears directly, the portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which the portfolio invests. Because the underlying funds have varied operating expenses and transaction costs and the portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would be higher than amounts shown.
These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (July 1, 2020 through December 31, 2020).
Actual expenses:
The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period ended” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes:
The second line of each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
		Account value on 7-1-2020	Ending value on 12-31-2020	Expenses paid during period ended 12-31-2020[1]	Annualized expense ratio
500 Index Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,219.80	$1.67	0.30%
	Hypothetical example	1,000.00	1,023.60	1.53	0.30%
Series II	Actual expenses/actual returns	1,000.00	1,218.50	2.79	0.50%
	Hypothetical example	1,000.00	1,022.60	2.54	0.50%
Series NAV	Actual expenses/actual returns	1,000.00	1,220.10	1.40	0.25%
	Hypothetical example	1,000.00	1,023.90	1.27	0.25%
American Asset Allocation Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,140.10	$3.34	0.62% [2]
	Hypothetical example	1,000.00	1,022.00	3.15	0.62% [2]
Series II	Actual expenses/actual returns	1,000.00	1,140.00	3.82	0.71% [2]
	Hypothetical example	1,000.00	1,021.60	3.61	0.71% [2]
Series III	Actual expenses/actual returns	1,000.00	1,142.60	1.45	0.27% [2]
	Hypothetical example	1,000.00	1,023.80	1.37	0.27% [2]
American Global Growth Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,251.00	$3.62	0.64% [2]
	Hypothetical example	1,000.00	1,021.90	3.25	0.64% [2]
Series II	Actual expenses/actual returns	1,000.00	1,250.10	4.02	0.71% [2]
	Hypothetical example	1,000.00	1,021.60	3.61	0.71% [2]
Series III	Actual expenses/actual returns	1,000.00	1,253.30	1.64	0.29% [2]
	Hypothetical example	1,000.00	1,023.70	1.48	0.29% [2]
40

John Hancock Variable Insurance Trust
Shareholder expense example

		Account value on 7-1-2020	Ending value on 12-31-2020	Expenses paid during period ended 12-31-2020[1]	Annualized expense ratio
American Growth Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,355.50	$3.67	0.62% [2]
	Hypothetical example	1,000.00	1,022.00	3.15	0.62% [2]
Series II	Actual expenses/actual returns	1,000.00	1,355.00	4.03	0.68% [2]
	Hypothetical example	1,000.00	1,021.70	3.46	0.68% [2]
Series III	Actual expenses/actual returns	1,000.00	1,357.80	1.60	0.27% [2]
	Hypothetical example	1,000.00	1,023.80	1.37	0.27% [2]
American Growth-Income Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,177.10	$3.39	0.62% [2]
	Hypothetical example	1,000.00	1,022.00	3.15	0.62% [2]
Series II	Actual expenses/actual returns	1,000.00	1,177.20	3.83	0.70% [2]
	Hypothetical example	1,000.00	1,021.60	3.56	0.70% [2]
Series III	Actual expenses/actual returns	1,000.00	1,179.50	1.48	0.27% [2]
	Hypothetical example	1,000.00	1,023.80	1.37	0.27% [2]
American International Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,282.30	$3.61	0.63% [2]
	Hypothetical example	1,000.00	1,022.00	3.20	0.63% [2]
Series II	Actual expenses/actual returns	1,000.00	1,282.10	4.36	0.76% [2]
	Hypothetical example	1,000.00	1,021.30	3.86	0.76% [2]
Series III	Actual expenses/actual returns	1,000.00	1,285.60	1.61	0.28% [2]
	Hypothetical example	1,000.00	1,023.70	1.42	0.28% [2]
Blue Chip Growth Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,211.20	$4.39	0.79%
	Hypothetical example	1,000.00	1,021.20	4.01	0.79%
Series II	Actual expenses/actual returns	1,000.00	1,209.90	5.50	0.99%
	Hypothetical example	1,000.00	1,020.20	5.03	0.99%
Series NAV	Actual expenses/actual returns	1,000.00	1,211.50	4.11	0.74%
	Hypothetical example	1,000.00	1,021.40	3.76	0.74%
Capital Appreciation Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,308.00	$4.58	0.79%
	Hypothetical example	1,000.00	1,021.20	4.01	0.79%
Series II	Actual expenses/actual returns	1,000.00	1,306.20	5.74	0.99%
	Hypothetical example	1,000.00	1,020.20	5.03	0.99%
Series NAV	Actual expenses/actual returns	1,000.00	1,309.30	4.30	0.74%
	Hypothetical example	1,000.00	1,021.40	3.76	0.74%
Capital Appreciation Value Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,175.90	$4.87	0.89%
	Hypothetical example	1,000.00	1,020.70	4.52	0.89%
Series II	Actual expenses/actual returns	1,000.00	1,174.70	5.96	1.09%
	Hypothetical example	1,000.00	1,019.70	5.53	1.09%
Series NAV	Actual expenses/actual returns	1,000.00	1,176.00	4.65	0.85%
	Hypothetical example	1,000.00	1,020.90	4.32	0.85%
Disciplined Value International Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,224.10	$5.26	0.94%
	Hypothetical example	1,000.00	1,020.40	4.77	0.94%
Series II	Actual expenses/actual returns	1,000.00	1,223.00	6.37	1.14%
	Hypothetical example	1,000.00	1,019.40	5.79	1.14%
Series NAV	Actual expenses/actual returns	1,000.00	1,224.80	4.98	0.89%
	Hypothetical example	1,000.00	1,020.70	4.52	0.89%
Emerging Markets Value Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,282.10	$7.00	1.22%
	Hypothetical example	1,000.00	1,019.00	6.19	1.22%
Series II	Actual expenses/actual returns	1,000.00	1,279.60	8.14	1.42%
	Hypothetical example	1,000.00	1,018.00	7.20	1.42%
Series NAV	Actual expenses/actual returns	1,000.00	1,283.10	6.71	1.17%
	Hypothetical example	1,000.00	1,019.30	5.94	1.17%
41

John Hancock Variable Insurance Trust
Shareholder expense example

		Account value on 7-1-2020	Ending value on 12-31-2020	Expenses paid during period ended 12-31-2020[1]	Annualized expense ratio
Equity Income Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,247.50	$4.29	0.76%
	Hypothetical example	1,000.00	1,021.30	3.86	0.76%
Series II	Actual expenses/actual returns	1,000.00	1,245.70	5.42	0.96%
	Hypothetical example	1,000.00	1,020.30	4.88	0.96%
Series NAV	Actual expenses/actual returns	1,000.00	1,247.90	4.01	0.71%
	Hypothetical example	1,000.00	1,021.60	3.61	0.71%
Financial Industries Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,242.30	$5.24	0.93%
	Hypothetical example	1,000.00	1,020.50	4.72	0.93%
Series II	Actual expenses/actual returns	1,000.00	1,241.20	6.42	1.14%
	Hypothetical example	1,000.00	1,019.40	5.79	1.14%
Series NAV	Actual expenses/actual returns	1,000.00	1,243.80	4.96	0.88%
	Hypothetical example	1,000.00	1,020.70	4.47	0.88%
Fundamental All Cap Core Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,273.40	$4.34	0.76%
	Hypothetical example	1,000.00	1,021.30	3.86	0.76%
Series II	Actual expenses/actual returns	1,000.00	1,272.20	5.48	0.96%
	Hypothetical example	1,000.00	1,020.30	4.88	0.96%
Series NAV	Actual expenses/actual returns	1,000.00	1,273.80	4.06	0.71%
	Hypothetical example	1,000.00	1,021.60	3.61	0.71%
Fundamental Large Cap Value Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,246.20	$4.40	0.78%
	Hypothetical example	1,000.00	1,021.20	3.96	0.78%
Series II	Actual expenses/actual returns	1,000.00	1,244.70	5.53	0.98%
	Hypothetical example	1,000.00	1,020.20	4.98	0.98%
Series NAV	Actual expenses/actual returns	1,000.00	1,246.10	4.12	0.73%
	Hypothetical example	1,000.00	1,021.50	3.71	0.73%
Global Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,190.10	$5.51	1.00%
	Hypothetical example	1,000.00	1,020.10	5.08	1.00%
Series II	Actual expenses/actual returns	1,000.00	1,189.40	6.71	1.22%
	Hypothetical example	1,000.00	1,019.00	6.19	1.22%
Series NAV	Actual expenses/actual returns	1,000.00	1,190.90	5.34	0.97%
	Hypothetical example	1,000.00	1,020.30	4.93	0.97%
Health Sciences Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,190.20	$5.95	1.08%
	Hypothetical example	1,000.00	1,019.70	5.48	1.08%
Series II	Actual expenses/actual returns	1,000.00	1,188.80	7.04	1.28%
	Hypothetical example	1,000.00	1,018.70	6.50	1.28%
Series NAV	Actual expenses/actual returns	1,000.00	1,190.80	5.67	1.03%
	Hypothetical example	1,000.00	1,020.00	5.23	1.03%
International Equity Index Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,237.60	$2.19	0.39%
	Hypothetical example	1,000.00	1,023.20	1.98	0.39%
Series II	Actual expenses/actual returns	1,000.00	1,236.40	3.32	0.59%
	Hypothetical example	1,000.00	1,022.20	3.00	0.59%
Series NAV	Actual expenses/actual returns	1,000.00	1,238.20	1.91	0.34%
	Hypothetical example	1,000.00	1,023.40	1.73	0.34%
International Small Company Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,284.70	$7.18	1.25%
	Hypothetical example	1,000.00	1,018.90	6.34	1.25%
Series II	Actual expenses/actual returns	1,000.00	1,283.80	8.32	1.45%
	Hypothetical example	1,000.00	1,017.80	7.35	1.45%
Series NAV	Actual expenses/actual returns	1,000.00	1,285.10	6.89	1.20%
	Hypothetical example	1,000.00	1,019.10	6.09	1.20%
42

John Hancock Variable Insurance Trust
Shareholder expense example

		Account value on 7-1-2020	Ending value on 12-31-2020	Expenses paid during period ended 12-31-2020[1]	Annualized expense ratio
Lifestyle Aggressive Portfolio
Series I	Actual expenses/actual returns	$1,000.00	$1,232.40	$1.18	0.21% [2]
	Hypothetical example	1,000.00	1,024.10	1.07	0.21% [2]
Series II	Actual expenses/actual returns	1,000.00	1,231.40	2.30	0.41% [2]
	Hypothetical example	1,000.00	1,023.10	2.09	0.41% [2]
Series NAV	Actual expenses/actual returns	1,000.00	1,233.00	0.90	0.16% [2]
	Hypothetical example	1,000.00	1,024.30	0.81	0.16% [2]
Lifestyle Balanced Portfolio
Series I	Actual expenses/actual returns	$1,000.00	$1,125.40	$0.64	0.12% [2]
	Hypothetical example	1,000.00	1,024.50	0.61	0.12% [2]
Series II	Actual expenses/actual returns	1,000.00	1,124.70	1.71	0.32% [2]
	Hypothetical example	1,000.00	1,023.50	1.63	0.32% [2]
Series NAV	Actual expenses/actual returns	1,000.00	1,125.30	0.37	0.07% [2]
	Hypothetical example	1,000.00	1,024.80	0.36	0.07% [2]
Lifestyle Conservative Portfolio
Series I	Actual expenses/actual returns	$1,000.00	$1,066.90	$0.68	0.13% [2]
	Hypothetical example	1,000.00	1,024.50	0.66	0.13% [2]
Series II	Actual expenses/actual returns	1,000.00	1,065.60	1.71	0.33% [2]
	Hypothetical example	1,000.00	1,023.50	1.68	0.33% [2]
Series NAV	Actual expenses/actual returns	1,000.00	1,067.40	0.42	0.08% [2]
	Hypothetical example	1,000.00	1,024.70	0.41	0.08% [2]
Lifestyle Growth Portfolio
Series I	Actual expenses/actual returns	$1,000.00	$1,166.80	$0.60	0.11% [2]
	Hypothetical example	1,000.00	1,024.60	0.56	0.11% [2]
Series II	Actual expenses/actual returns	1,000.00	1,166.10	1.69	0.31% [2]
	Hypothetical example	1,000.00	1,023.60	1.58	0.31% [2]
Series NAV	Actual expenses/actual returns	1,000.00	1,167.40	0.33	0.06% [2]
	Hypothetical example	1,000.00	1,024.80	0.31	0.06% [2]
Lifestyle Moderate Portfolio
Series I	Actual expenses/actual returns	$1,000.00	$1,105.30	$0.69	0.13% [2]
	Hypothetical example	1,000.00	1,024.50	0.66	0.13% [2]
Series II	Actual expenses/actual returns	1,000.00	1,104.60	1.75	0.33% [2]
	Hypothetical example	1,000.00	1,023.50	1.68	0.33% [2]
Series NAV	Actual expenses/actual returns	1,000.00	1,106.60	0.42	0.08% [2]
	Hypothetical example	1,000.00	1,024.70	0.41	0.08% [2]
Mid Cap Index Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,299.90	$2.66	0.46%
	Hypothetical example	1,000.00	1,022.80	2.34	0.46%
Series II	Actual expenses/actual returns	1,000.00	1,298.90	3.81	0.66%
	Hypothetical example	1,000.00	1,021.80	3.35	0.66%
Series NAV	Actual expenses/actual returns	1,000.00	1,300.50	2.37	0.41%
	Hypothetical example	1,000.00	1,023.10	2.09	0.41%
Mid Cap Stock Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,390.70	$5.53	0.92%
	Hypothetical example	1,000.00	1,020.50	4.67	0.92%
Series II	Actual expenses/actual returns	1,000.00	1,389.50	6.73	1.12%
	Hypothetical example	1,000.00	1,019.50	5.69	1.12%
Series NAV	Actual expenses/actual returns	1,000.00	1,391.20	5.23	0.87%
	Hypothetical example	1,000.00	1,020.80	4.42	0.87%
Mid Value Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,258.50	$5.68	1.00%
	Hypothetical example	1,000.00	1,020.10	5.08	1.00%
Series II	Actual expenses/actual returns	1,000.00	1,257.30	6.81	1.20%
	Hypothetical example	1,000.00	1,019.10	6.09	1.20%
Series NAV	Actual expenses/actual returns	1,000.00	1,259.80	5.40	0.95%
	Hypothetical example	1,000.00	1,020.40	4.82	0.95%
43

John Hancock Variable Insurance Trust
Shareholder expense example

		Account value on 7-1-2020	Ending value on 12-31-2020	Expenses paid during period ended 12-31-2020[1]	Annualized expense ratio
Real Estate Securities Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,125.20	$4.43	0.83%
	Hypothetical example	1,000.00	1,021.00	4.22	0.83%
Series II	Actual expenses/actual returns	1,000.00	1,124.60	5.50	1.03%
	Hypothetical example	1,000.00	1,020.00	5.23	1.03%
Series NAV	Actual expenses/actual returns	1,000.00	1,125.40	4.17	0.78%
	Hypothetical example	1,000.00	1,021.20	3.96	0.78%
Science & Technology Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,339.70	$6.29	1.07%
	Hypothetical example	1,000.00	1,019.80	5.43	1.07%
Series II	Actual expenses/actual returns	1,000.00	1,337.90	7.46	1.27%
	Hypothetical example	1,000.00	1,018.80	6.44	1.27%
Series NAV	Actual expenses/actual returns	1,000.00	1,340.00	6.00	1.02%
	Hypothetical example	1,000.00	1,020.00	5.18	1.02%
Small Cap Index Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,374.10	$3.16	0.53%
	Hypothetical example	1,000.00	1,022.50	2.69	0.53%
Series II	Actual expenses/actual returns	1,000.00	1,373.70	4.36	0.73%
	Hypothetical example	1,000.00	1,021.50	3.71	0.73%
Series NAV	Actual expenses/actual returns	1,000.00	1,374.20	2.86	0.48%
	Hypothetical example	1,000.00	1,022.70	2.44	0.48%
Small Cap Opportunities Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,365.90	$5.89	0.99%
	Hypothetical example	1,000.00	1,020.20	5.03	0.99%
Series II	Actual expenses/actual returns	1,000.00	1,363.80	7.07	1.19%
	Hypothetical example	1,000.00	1,019.20	6.04	1.19%
Series NAV	Actual expenses/actual returns	1,000.00	1,366.10	5.59	0.94%
	Hypothetical example	1,000.00	1,020.40	4.77	0.94%
Small Cap Stock Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,464.30	$6.88	1.11%
	Hypothetical example	1,000.00	1,019.60	5.64	1.11%
Series II	Actual expenses/actual returns	1,000.00	1,462.40	8.11	1.31%
	Hypothetical example	1,000.00	1,018.60	6.65	1.31%
Series NAV	Actual expenses/actual returns	1,000.00	1,464.40	6.57	1.06%
	Hypothetical example	1,000.00	1,019.80	5.38	1.06%
Small Cap Value Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,324.90	$6.08	1.04%
	Hypothetical example	1,000.00	1,019.90	5.28	1.04%
Series II	Actual expenses/actual returns	1,000.00	1,324.00	7.24	1.24%
	Hypothetical example	1,000.00	1,018.90	6.29	1.24%
Series NAV	Actual expenses/actual returns	1,000.00	1,325.20	5.79	0.99%
	Hypothetical example	1,000.00	1,020.20	5.03	0.99%
Small Company Value Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,326.80	$6.61	1.13%
	Hypothetical example	1,000.00	1,019.50	5.74	1.13%
Series II	Actual expenses/actual returns	1,000.00	1,324.90	7.77	1.33%
	Hypothetical example	1,000.00	1,018.50	6.75	1.33%
Series NAV	Actual expenses/actual returns	1,000.00	1,327.00	6.32	1.08%
	Hypothetical example	1,000.00	1,019.70	5.48	1.08%
Strategic Equity Allocation Trust
Series NAV	Actual expenses/actual returns	$1,000.00	$1,228.10	$2.97	0.53%
	Hypothetical example	1,000.00	1,022.50	2.69	0.53%
44

John Hancock Variable Insurance Trust
Shareholder expense example

		Account value on 7-1-2020	Ending value on 12-31-2020	Expenses paid during period ended 12-31-2020[1]	Annualized expense ratio
Total Stock Market Index Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,254.60	$2.83	0.50%
	Hypothetical example	1,000.00	1,022.60	2.54	0.50%
Series II	Actual expenses/actual returns	1,000.00	1,253.20	3.96	0.70%
	Hypothetical example	1,000.00	1,021.60	3.56	0.70%
Series NAV	Actual expenses/actual returns	1,000.00	1,254.70	2.55	0.45%
	Hypothetical example	1,000.00	1,022.90	2.29	0.45%
[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
[2]	Ratios do not include expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios.
45

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund's total net assets as of the report date. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling at 1-800-344-1029. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at http://www.sec.gov.

500 Index Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 96.5%
Communication services - 10.4%
Alphabet, Inc., Class A (A)	62,576	$109,673,201	1.6%
Alphabet, Inc., Class C (A)	60,439	105,881,875	1.6%
AT&T, Inc.	1,483,282	42,659,190	0.6%
Comcast Corp., Class A	950,543	49,808,453	0.7%
Facebook, Inc., Class A (A)	500,424	136,695,820	2.0%
Netflix, Inc. (A)	91,957	49,723,909	0.7%
The Walt Disney Company (A)	376,832	68,274,422	1.0%
Verizon Communications, Inc.	861,788	50,630,045	0.8%
OTHER SECURITIES		96,453,865	1.4%
		709,800,780
Consumer discretionary - 12.3%
Amazon.com, Inc. (A)	88,781	289,153,502	4.2%
McDonald's Corp.	155,101	33,281,573	0.5%
NIKE, Inc., Class B	261,110	36,939,232	0.5%
Tesla, Inc. (A)	157,852	111,391,421	1.6%
The Home Depot, Inc.	224,129	59,533,145	0.9%
OTHER SECURITIES		308,418,171	4.6%
		838,717,044
Consumer staples - 6.3%
Costco Wholesale Corp.	91,846	34,605,736	0.5%
PepsiCo, Inc.	287,891	42,694,235	0.6%
The Coca-Cola Company	805,444	44,170,549	0.6%
The Procter & Gamble Company	516,395	71,851,200	1.1%
Walmart, Inc.	288,673	41,612,213	0.6%
OTHER SECURITIES		194,163,671	2.9%
		429,097,604
Energy - 2.2%
Chevron Corp.	400,967	33,861,663	0.5%
Exxon Mobil Corp.	880,280	36,285,142	0.5%
OTHER SECURITIES		80,061,074	1.2%
		150,207,879
Financials - 10.1%
Bank of America Corp.	1,584,578	48,028,559	0.7%
Berkshire Hathaway, Inc., Class B (A)	405,284	93,973,201	1.4%
JPMorgan Chase & Co.	634,617	80,640,782	1.2%
State Street Corp.	72,595	5,283,464	0.1%
OTHER SECURITIES		460,057,313	6.7%
		687,983,319
Health care - 13.0%
Abbott Laboratories	369,003	40,402,138	0.6%
AbbVie, Inc.	367,530	39,380,840	0.6%
Danaher Corp.	131,642	29,242,954	0.4%
Johnson & Johnson	548,175	86,271,782	1.3%
Medtronic PLC	280,237	32,826,962	0.5%
Merck & Company, Inc.	526,925	43,102,465	0.6%
Pfizer, Inc.	1,157,117	42,593,477	0.6%
Thermo Fisher Scientific, Inc.	82,530	38,440,823	0.6%
UnitedHealth Group, Inc.	197,593	69,291,913	1.0%
OTHER SECURITIES		465,888,150	6.8%
		887,441,504
Industrials - 8.1%
Honeywell International, Inc.	146,115	31,078,661	0.5%
Union Pacific Corp.	140,372	29,228,258	0.4%
500 Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Industrials (continued)
OTHER SECURITIES		$492,601,501	7.2%
		552,908,420
Information technology - 26.6%
Accenture PLC, Class A	131,905	34,454,905	0.5%
Adobe, Inc. (A)	99,885	49,954,486	0.7%
Apple, Inc.	3,326,879	441,443,574	6.5%
Broadcom, Inc.	84,212	36,872,224	0.5%
Cisco Systems, Inc.	879,727	39,367,783	0.6%
Intel Corp.	853,150	42,503,933	0.6%
Mastercard, Inc., Class A	183,182	65,384,983	1.0%
Microsoft Corp.	1,574,004	350,089,970	5.1%
NVIDIA Corp.	128,862	67,291,736	1.0%
PayPal Holdings, Inc. (A)	243,907	57,123,019	0.8%
QUALCOMM, Inc.	235,434	35,866,016	0.5%
salesforce.com, Inc. (A)	190,467	42,384,622	0.6%
Texas Instruments, Inc.	191,180	31,378,373	0.5%
Visa, Inc., Class A	353,110	77,235,750	1.1%
OTHER SECURITIES		447,597,532	6.6%
		1,818,948,906
Materials - 2.5%		173,106,247	2.5%
Real estate - 2.3%		159,499,712	2.3%
Utilities - 2.7%
NextEra Energy, Inc.	408,117	31,486,227	0.5%
OTHER SECURITIES		150,432,154	2.2%
		181,918,381
TOTAL COMMON STOCKS (Cost $2,761,064,992)		$6,589,629,796
SHORT-TERM INVESTMENTS - 3.7%
U.S. Government Agency - 3.2%
Federal Home Loan Bank Discount Note, 0.040%, 02/19/2021 *	$50,000,000	49,994,889	0.7%
Federal Home Loan Bank Discount Note, 0.065%, 01/08/2021 *	35,000,000	34,999,728	0.5%
Federal Home Loan Bank Discount Note, 0.071%, 02/03/2021 *	75,000,000	74,995,000	1.1%
Federal Home Loan Bank Discount Note, 0.075%, 01/20/2021 *	35,000,000	34,998,911	0.5%
Federal Home Loan Bank Discount Note, 0.090%, 01/06/2021 *	25,000,000	24,999,903	0.4%
		219,988,431
Short-term funds - 0.1%
John Hancock Collateral Trust, 0.1386% (B)(C)	535,630	5,359,566	0.1%

The accompanying notes are an integral part of the financial statements.	46

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
	SHORT-TERM INVESTMENTS (continued)
	Repurchase agreement - 0.4%
Repurchase Agreement with State Street Corp. dated 12-31-20 at 0.000% to be repurchased at $24,495,000 on 1-4-21, collateralized by $25,014,000 U.S. Treasury Bills, 0.000% due 12-30-21 (valued at $24,984,909)	$24,495,000	$24,495,000	0.4%
	TOTAL SHORT-TERM INVESTMENTS (Cost $249,845,319)	$249,842,997
	Total Investments (500 Index Trust) (Cost $3,010,910,311) - 100.2%	$6,839,472,793	100.2%
	Other assets and liabilities, net - (0.2)%	(14,280,172)	(0.2)%
	TOTAL NET ASSETS - 100.0%	$6,825,192,621	100.0%
500 Index Trust (continued)
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 12-31-20.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 Index E-Mini Futures	1,231	Long	Mar 2021	$225,487,263	$230,738,640	$5,251,377
						$5,251,377
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
American Asset Allocation Trust
	Shares or Principal Amount	Value	% of Net Assets
	INVESTMENT COMPANIES - 100.0%
	American Funds Insurance Series - 100.0%
American Asset Allocation Fund - Class 1	53,267,195	$1,411,580,655	100.0%
	TOTAL INVESTMENT COMPANIES (Cost $1,010,129,113)	$1,411,580,655
	Total Investments (American Asset Allocation Trust) (Cost $1,010,129,113) - 100.0%	$1,411,580,655	100.0%
	Other assets and liabilities, net - 0.0%	16,595	0.0%
	TOTAL NET ASSETS - 100.0%	$1,411,597,250	100.0%
American Global Growth Trust
	Shares or Principal Amount	Value	% of Net Assets
	INVESTMENT COMPANIES - 100.0%
	American Funds Insurance Series - 100.0%
American Global Growth Fund - Class 1	5,897,455	$242,739,230	100.0%
	TOTAL INVESTMENT COMPANIES (Cost $161,461,913)	$242,739,230
	Total Investments (American Global Growth Trust) (Cost $161,461,913) - 100.0%	$242,739,230	100.0%
	Other assets and liabilities, net - (0.0)%	(4,392)	(0.0)%
	TOTAL NET ASSETS - 100.0%	$242,734,838	100.0%
American Growth Trust
	Shares or Principal Amount	Value	% of Net Assets
	INVESTMENT COMPANIES - 100.0%
	American Funds Insurance Series - 100.0%
American Growth Fund - Class 1	8,704,987	$1,046,426,467	100.0%
	TOTAL INVESTMENT COMPANIES (Cost $615,685,387)	$1,046,426,467
	Total Investments (American Growth Trust) (Cost $615,685,387) - 100.0%	$1,046,426,467	100.0%
	Other assets and liabilities, net - 0.0%	11,900	0.0%
	TOTAL NET ASSETS - 100.0%	$1,046,438,367	100.0%
American Growth-Income Trust
	Shares or Principal Amount	Value	% of Net Assets
	INVESTMENT COMPANIES - 100.0%
	American Funds Insurance Series - 100.0%
American Growth-Income Fund - Class 1	18,674,657	$1,034,202,484	100.0%
	TOTAL INVESTMENT COMPANIES (Cost $866,722,867)	$1,034,202,484
	Total Investments (American Growth-Income Trust) (Cost $866,722,867) - 100.0%	$1,034,202,484	100.0%
	Other assets and liabilities, net - 0.0%	3,644	0.0%
	TOTAL NET ASSETS - 100.0%	$1,034,206,128	100.0%

The accompanying notes are an integral part of the financial statements.	47

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

American International Trust
	Shares or Principal Amount	Value	% of Net Assets
	INVESTMENT COMPANIES - 100.0%
	American Funds Insurance Series - 100.0%
American International Fund - Class 1	22,187,454	$524,511,406	100.0%
	TOTAL INVESTMENT COMPANIES (Cost $414,929,212)	$524,511,406
	Total Investments (American International Trust) (Cost $414,929,212) - 100.0%	$524,511,406	100.0%
	Other assets and liabilities, net - 0.0%	4,072	0.0%
	TOTAL NET ASSETS - 100.0%	$524,515,478	100.0%
Blue Chip Growth Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 99.7%
Communication services - 21.9%
Alphabet, Inc., Class A (A)	15,868	$27,810,892	1.2%
Alphabet, Inc., Class C (A)	71,738	125,676,367	5.3%
Facebook, Inc., Class A (A)	550,125	150,272,145	6.4%
Match Group, Inc. (A)	160,024	24,194,029	1.0%
Netflix, Inc. (A)	100,792	54,501,258	2.3%
Sea, Ltd., ADR (A)	158,414	31,532,307	1.4%
Snap, Inc., Class A (A)	415,300	20,794,071	0.9%
Spotify Technology SA (A)	46,233	14,547,676	0.6%
Tencent Holdings, Ltd.	831,700	59,843,950	2.6%
OTHER SECURITIES		5,397,292	0.2%
		514,569,987
Consumer discretionary - 21.3%
Alibaba Group Holding, Ltd., ADR (A)	309,330	71,990,371	3.1%
Amazon.com, Inc. (A)	82,345	268,191,898	11.4%
Booking Holdings, Inc. (A)	8,875	19,767,021	0.8%
Chipotle Mexican Grill, Inc. (A)	10,756	14,915,453	0.6%
Dollar General Corp.	127,992	26,916,718	1.1%
Lululemon Athletica, Inc. (A)	47,001	16,357,758	0.7%
NIKE, Inc., Class B	156,549	22,146,987	0.9%
Ross Stores, Inc.	143,424	17,613,901	0.7%
OTHER SECURITIES		44,183,776	2.0%
		502,083,883
Financials - 3.2%
Intercontinental Exchange, Inc.	81,677	9,416,541	0.4%
S&P Global, Inc.	42,363	13,925,989	0.6%
The Charles Schwab Corp.	216,028	11,458,125	0.5%
The Goldman Sachs Group, Inc.	80,439	21,212,569	0.9%
OTHER SECURITIES		20,188,341	0.8%
		76,201,565
Health care - 11.9%
Anthem, Inc.	37,263	11,964,777	0.5%
Cigna Corp.	135,446	28,197,148	1.2%
Danaher Corp.	115,084	25,564,760	1.1%
HCA Healthcare, Inc.	64,211	10,560,141	0.4%
Intuitive Surgical, Inc. (A)	43,800	35,832,780	1.5%
Stryker Corp.	130,969	32,092,644	1.4%
Thermo Fisher Scientific, Inc.	48,541	22,609,427	1.0%
UnitedHealth Group, Inc.	131,907	46,257,147	2.0%
Vertex Pharmaceuticals, Inc. (A)	103,839	24,541,309	1.0%
OTHER SECURITIES		42,792,843	1.8%
		280,412,976
Industrials - 2.7%
CoStar Group, Inc. (A)	16,025	14,811,587	0.6%
Roper Technologies, Inc.	27,718	11,948,953	0.5%
Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Industrials (continued)
OTHER SECURITIES		$36,043,998	1.6%
		62,804,538
Information technology - 38.2%
Advanced Micro Devices, Inc. (A)	255,757	23,455,474	1.0%
Apple, Inc.	885,248	117,463,557	5.0%
Fidelity National Information Services, Inc.	172,220	24,362,241	1.0%
Fiserv, Inc. (A)	221,677	25,240,143	1.1%
Global Payments, Inc.	231,985	49,974,209	2.1%
Intuit, Inc.	130,909	49,725,784	2.1%
Marvell Technology Group, Ltd.	393,063	18,686,215	0.8%
Mastercard, Inc., Class A	155,214	55,402,085	2.3%
Microsoft Corp.	552,128	122,804,310	5.2%
NVIDIA Corp.	64,857	33,868,325	1.4%
PayPal Holdings, Inc. (A)	278,408	65,203,154	2.8%
QUALCOMM, Inc.	69,920	10,651,613	0.4%
salesforce.com, Inc. (A)	209,582	46,638,282	2.0%
ServiceNow, Inc. (A)	107,354	59,090,862	2.5%
Splunk, Inc. (A)	78,368	13,313,940	0.6%
Synopsys, Inc. (A)	70,982	18,401,374	0.8%
Visa, Inc., Class A	333,088	72,856,338	3.1%
Wix.com, Ltd. (A)	39,168	9,790,433	0.4%
Workday, Inc., Class A (A)	39,710	9,514,913	0.4%
OTHER SECURITIES		73,944,661	3.2%
		900,387,913
Materials - 0.5%		11,813,000	0.5%
TOTAL COMMON STOCKS (Cost $1,257,983,656)		$2,348,273,862
SHORT-TERM INVESTMENTS - 0.4%
Short-term funds - 0.4%
John Hancock Collateral Trust, 0.1386% (B)(C)	67,555	675,961	0.0%
OTHER SECURITIES		8,917,943	0.4%
		9,593,904
TOTAL SHORT-TERM INVESTMENTS (Cost $9,593,915)		$9,593,904
Total Investments (Blue Chip Growth Trust) (Cost $1,267,577,571) - 100.1%		$2,357,867,766	100.1%
Other assets and liabilities, net - (0.1)%		(1,442,955)	(0.1)%
TOTAL NET ASSETS - 100.0%		$2,356,424,811	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 12-31-20.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Capital Appreciation Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 99.2%
Communication services - 14.6%
Alphabet, Inc., Class A (A)	7,370	$12,916,957	1.7%
Alphabet, Inc., Class C (A)	7,343	12,864,055	1.7%
Facebook, Inc., Class A (A)	109,425	29,890,533	4.0%
Match Group, Inc. (A)	112,031	16,937,967	2.3%
Netflix, Inc. (A)	43,515	23,529,866	3.2%

The accompanying notes are an integral part of the financial statements.	48

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Capital Appreciation Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Communication services (continued)
Spotify Technology SA (A)	34,271	$10,783,713	1.4%
OTHER SECURITIES		2,050,035	0.3%
		108,973,126
Consumer discretionary - 27.2%
Amazon.com, Inc. (A)	17,712	57,686,744	7.8%
Carvana Company (A)	37,684	9,026,825	1.2%
Chipotle Mexican Grill, Inc. (A)	6,658	9,232,715	1.2%
Farfetch, Ltd., Class A (A)	57,820	3,689,494	0.5%
Kering SA	10,339	7,503,358	1.0%
Lululemon Athletica, Inc. (A)	35,156	12,235,343	1.7%
LVMH Moet Hennessy Louis Vuitton SE	17,055	10,676,447	1.4%
NIKE, Inc., Class B	115,712	16,369,777	2.2%
Peloton Interactive, Inc., Class A (A)	65,885	9,996,072	1.3%
Tesla, Inc. (A)	68,078	48,040,602	6.5%
The Home Depot, Inc.	32,774	8,705,430	1.2%
The TJX Companies, Inc.	109,020	7,444,976	1.0%
OTHER SECURITIES		1,575,457	0.2%
		202,183,240
Consumer staples - 2.8%
Costco Wholesale Corp.	26,049	9,814,742	1.3%
The Estee Lauder Companies, Inc., Class A	42,075	11,199,944	1.5%
		21,014,686
Financials - 0.9%
S&P Global, Inc.	20,113	6,611,746	0.9%
Health care - 4.4%
Danaher Corp.	17,033	3,783,711	0.5%
DexCom, Inc. (A)	13,563	5,014,512	0.7%
Intuitive Surgical, Inc. (A)	4,756	3,890,884	0.5%
Teladoc Health, Inc. (A)(B)	31,014	6,201,559	0.8%
Vertex Pharmaceuticals, Inc. (A)	23,385	5,526,811	0.8%
OTHER SECURITIES		8,125,048	1.1%
		32,542,525
Industrials - 4.1%
Safran SA (A)	50,892	7,213,114	1.0%
Uber Technologies, Inc. (A)	285,092	14,539,692	1.9%
Union Pacific Corp.	42,988	8,950,961	1.2%
		30,703,767
Information technology - 45.2%
Adobe, Inc. (A)	37,996	19,002,560	2.5%
Adyen NV (A)(C)	7,655	17,786,705	2.4%
Apple, Inc.	401,087	53,220,234	7.2%
Atlassian Corp. PLC, Class A (A)	32,951	7,706,250	1.0%
Coupa Software, Inc. (A)	22,629	7,669,194	1.0%
Crowdstrike Holdings, Inc., Class A (A)	44,910	9,512,836	1.3%
Mastercard, Inc., Class A	35,790	12,774,883	1.7%
Microsoft Corp.	127,433	28,343,648	3.8%
NVIDIA Corp.	41,217	21,523,517	2.9%
PayPal Holdings, Inc. (A)	87,606	20,517,325	2.8%
RingCentral, Inc., Class A (A)	11,806	4,474,120	0.6%
salesforce.com, Inc. (A)	63,664	14,167,150	1.9%
ServiceNow, Inc. (A)	9,497	5,227,434	0.7%
Shopify, Inc., Class A (A)	24,164	27,352,440	3.7%
Snowflake, Inc., Class A (A)(B)	18,609	5,236,573	0.7%
Splunk, Inc. (A)	30,192	5,129,319	0.7%
Square, Inc., Class A (A)	59,256	12,896,476	1.7%
Capital Appreciation Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Information technology (continued)
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	83,015	$9,051,956	1.2%
The Trade Desk, Inc., Class A (A)	10,020	8,026,020	1.1%
Twilio, Inc., Class A (A)	43,250	14,640,125	2.0%
Visa, Inc., Class A	91,014	19,907,492	2.7%
Workday, Inc., Class A (A)	36,370	8,714,616	1.2%
OTHER SECURITIES		2,907,024	0.4%
		335,787,897
TOTAL COMMON STOCKS (Cost $445,989,036)		$737,816,987
SHORT-TERM INVESTMENTS - 1.6%
Short-term funds - 1.6%
John Hancock Collateral Trust, 0.1386% (D)(E)	1,146,759	11,474,585	1.6%
OTHER SECURITIES		108	0.0%
		11,474,693
TOTAL SHORT-TERM INVESTMENTS (Cost $11,475,639)		$11,474,693
Total Investments (Capital Appreciation Trust) (Cost $457,464,675) - 100.8%		$749,291,680	100.8%
Other assets and liabilities, net - (0.8)%		(5,650,840)	(0.8)%
TOTAL NET ASSETS - 100.0%		$743,640,840	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-20.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 12-31-20.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Capital Appreciation Value Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 67.5%
Communication services - 4.5%
Alphabet, Inc., Class A (A)	651	$1,140,969	0.3%
Alphabet, Inc., Class C (A)(B)	8,672	15,192,303	3.4%
Facebook, Inc., Class A (A)	13,890	3,794,192	0.8%
		20,127,464
Consumer discretionary - 8.0%
Amazon.com, Inc. (A)(B)	5,114	16,655,940	3.7%
Hilton Worldwide Holdings, Inc. (B)	29,022	3,228,988	0.7%
Marriott International, Inc., Class A	31,313	4,130,811	0.9%
Ross Stores, Inc.	25,505	3,132,269	0.7%
Yum! Brands, Inc. (B)	83,556	9,070,839	2.0%
		36,218,847
Consumer staples - 1.6%
Keurig Dr. Pepper, Inc.	224,324	7,178,368	1.6%
Financials - 10.8%
Arthur J. Gallagher & Company	20,021	2,476,798	0.6%
Bank of America Corp. (B)	326,003	9,881,151	2.2%

The accompanying notes are an integral part of the financial statements.	49

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Financials (continued)
CME Group, Inc.	13,458	$2,450,029	0.5%
Intercontinental Exchange, Inc.	38,454	4,433,362	1.0%
Marsh & McLennan Companies, Inc.	115,939	13,564,863	3.0%
The PNC Financial Services Group, Inc.	102,526	15,276,374	3.4%
OTHER SECURITIES		535,891	0.1%
		48,618,468
Health care - 9.9%
Boston Scientific Corp. (A)	40,126	1,442,530	0.3%
Danaher Corp. (B)	35,599	7,907,962	1.8%
Envista Holdings Corp. (A)	119,305	4,024,158	0.9%
Humana, Inc. (B)	28,864	11,842,033	2.6%
PerkinElmer, Inc.	19,043	2,732,671	0.6%
Thermo Fisher Scientific, Inc.	12,229	5,696,024	1.3%
UnitedHealth Group, Inc.	26,584	9,322,477	2.1%
OTHER SECURITIES		1,476,298	0.3%
		44,444,153
Industrials - 6.4%
General Electric Company	1,484,167	16,029,004	3.6%
Ingersoll Rand, Inc. (A)	97,075	4,422,737	1.0%
Roper Technologies, Inc. (B)	8,564	3,691,855	0.8%
Waste Connections, Inc.	26,098	2,676,872	0.6%
OTHER SECURITIES		1,754,502	0.4%
		28,574,970
Information technology - 18.2%
Fiserv, Inc. (A)	116,996	13,321,165	3.0%
Global Payments, Inc.	52,336	11,274,221	2.5%
Mastercard, Inc., Class A (B)	9,555	3,410,562	0.8%
Microsoft Corp. (B)	105,861	23,545,604	5.2%
NXP Semiconductors NV (B)	50,964	8,103,786	1.8%
salesforce.com, Inc. (A)	14,700	3,271,191	0.7%
TE Connectivity, Ltd.	53,122	6,431,481	1.4%
Visa, Inc., Class A (B)	56,486	12,355,170	2.8%
		81,713,180
Utilities - 8.1%
Ameren Corp.	91,679	7,156,463	1.6%
American Electric Power Company, Inc.	157,984	13,155,328	2.9%
Exelon Corp.	129,236	5,456,344	1.2%
NiSource, Inc.	223,370	5,124,108	1.1%
Public Service Enterprise Group, Inc.	97,911	5,708,211	1.3%
		36,600,454
TOTAL COMMON STOCKS (Cost $231,323,699)		$303,475,904
PREFERRED SECURITIES - 2.1%
Financials - 0.0%		26,040	0.0%
Health care - 0.8%
Avantor, Inc., 6.250%	24,234	2,154,645	0.5%
Boston Scientific Corp., 5.500%	12,465	1,365,790	0.3%
		3,520,435
Utilities - 1.3%
American Electric Power Company, Inc., 6.125%	12,402	621,340	0.1%
CMS Energy Corp., 5.875%	41,200	1,170,080	0.3%
CMS Energy Corp., 5.875%	50,000	1,395,500	0.3%
NiSource, Inc. (6.500% to 3-15-24, then 5 Year CMT + 3.632%)	20,000	569,800	0.1%
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
PREFERRED SECURITIES (continued)
Utilities (continued)
OTHER SECURITIES		$2,121,766	0.5%
		5,878,486
TOTAL PREFERRED SECURITIES (Cost $7,888,441)		$9,424,961
CORPORATE BONDS - 8.0%
Communication services - 2.8%
CCO Holdings LLC 4.000%, 03/01/2023 (C)	$416,000	418,600	0.1%
CCO Holdings LLC 5.000%, 02/01/2028 (C)	2,095,000	2,215,463	0.5%
CCO Holdings LLC 5.125%, 05/01/2027 (C)	1,341,000	1,423,056	0.3%
Netflix, Inc. 4.375%, 11/15/2026	1,260,000	1,397,025	0.3%
Netflix, Inc. 4.875%, 04/15/2028	1,680,000	1,894,536	0.4%
Netflix, Inc. 5.500%, 02/15/2022	45,000	47,081	0.0%
Netflix, Inc. 5.875%, 02/15/2025	405,000	465,953	0.1%
Netflix, Inc. 5.875%, 11/15/2028	2,350,000	2,817,063	0.7%
Netflix, Inc. 6.375%, 05/15/2029	1,165,000	1,438,775	0.3%
OTHER SECURITIES		293,681	0.1%
		12,411,233
Consumer discretionary - 2.1%
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC 4.750%, 06/01/2027 (C)	1,442,000	1,522,766	0.3%
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC 5.250%, 06/01/2026 (C)	1,005,000	1,042,688	0.2%
Marriott International, Inc. 3.125%, 06/15/2026	120,000	128,005	0.0%
Marriott International, Inc. (3 month LIBOR + 0.650%) 0.876%, 03/08/2021 (D)	135,000	135,051	0.0%
Yum! Brands, Inc. 3.750%, 11/01/2021	950,000	959,500	0.2%
Yum! Brands, Inc. 3.875%, 11/01/2023	440,000	460,350	0.1%
Yum! Brands, Inc. 4.750%, 01/15/2030 (C)	2,000	2,193	0.0%
Yum! Brands, Inc. 5.350%, 11/01/2043	579,000	654,270	0.2%
Yum! Brands, Inc. 6.875%, 11/15/2037	367,000	471,595	0.1%
OTHER SECURITIES		3,908,933	1.0%
		9,285,351
Financials - 0.7%
HUB International, Ltd. 7.000%, 05/01/2026 (C)	225,000	235,303	0.1%
Refinitiv US Holdings, Inc. 6.250%, 05/15/2026 (C)	550,000	587,125	0.1%
Refinitiv US Holdings, Inc. 8.250%, 11/15/2026 (C)	610,000	665,663	0.2%
State Street Corp. (3 month LIBOR + 3.597%) 3.813%, 03/15/2021 (D)(E)	435,000	432,825	0.1%

The accompanying notes are an integral part of the financial statements.	50

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Financials (continued)
The PNC Financial Services Group, Inc. (5.000% to 11-1-26, then 3 month LIBOR + 3.300%) 11/01/2026 (E)	$390,000	$426,075	0.1%
OTHER SECURITIES		640,531	0.1%
		2,987,522
Health care - 0.2%		1,076,319	0.2%
Industrials - 1.4%
General Electric Company (5.000% to 3-15-21, then 3 month LIBOR + 3.330%) 03/15/2021 (E)	2,990,000	2,772,507	0.6%
OTHER SECURITIES		3,375,211	0.8%
		6,147,718
Information technology - 0.5%
Solera LLC 10.500%, 03/01/2024 (C)	2,180,000	2,259,025	0.5%
Materials - 0.0%		17,209	0.0%
Real estate - 0.2%		1,103,870	0.2%
Utilities - 0.1%
NiSource, Inc. (5.650% to 6-15-23, then 5 Year CMT + 2.843%) 06/15/2023 (E)(F)	575,000	590,813	0.1%
TOTAL CORPORATE BONDS (Cost $33,243,961)		$35,879,060
CONVERTIBLE BONDS - 0.0%
Communication services - 0.0%		204,325	0.0%
TOTAL CONVERTIBLE BONDS (Cost $191,000)		$204,325
TERM LOANS (G) - 8.0%
Communication services - 0.2%		752,109	0.2%
Consumer discretionary - 0.4%		1,775,669	0.4%
Consumer staples - 0.3%		1,165,579	0.3%
Financials - 4.1%
HUB International, Ltd., 2018 Term Loan B (3 month LIBOR + 2.750%) 2.965%, 04/25/2025	5,125,527	5,027,835	1.1%
HUB International, Ltd., 2019 Incremental Term Loan B (3 month LIBOR + 4.000%) 5.000%, 04/25/2025	1,711,677	1,714,347	0.4%
Refinitiv US Holdings, Inc., 2018 USD Term Loan (1 month LIBOR + 3.250%) 3.397%, 10/01/2025	8,234,926	8,217,797	1.8%
OTHER SECURITIES		3,574,887	0.8%
		18,534,866
Health care - 0.8%		3,551,481	0.8%
Industrials - 1.0%		4,323,511	1.0%
Information technology - 1.2%
CCC Information Services, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 3.000%) 4.000%, 04/29/2024	2,660,901	2,650,923	0.6%
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
TERM LOANS (continued)
Information technology (continued)
The Ultimate Software Group, Inc., 2020 Incremental Term Loan B (3 month LIBOR + 4.000%) 4.750%, 05/04/2026	$2,564,282	$2,575,642	0.6%
The Ultimate Software Group, Inc., Term Loan B (1 month LIBOR + 3.750%) 3.897%, 05/04/2026	162,938	162,683	0.0%
OTHER SECURITIES		238,346	0.0%
		5,627,594
Materials - 0.0%		139,565	0.0%
TOTAL TERM LOANS (Cost $35,732,238)		$35,870,374
ASSET BACKED SECURITIES - 0.3%		1,602,389	0.3%
TOTAL ASSET BACKED SECURITIES (Cost $1,507,335)		$1,602,389
SHORT-TERM INVESTMENTS - 15.6%
Short-term funds - 14.9%
John Hancock Collateral Trust, 0.1386% (H)(I)	14,067	140,752	0.1%
T. Rowe Price Government Reserve Fund, 0.0753% (H)	66,589,909	66,589,909	14.8%
		66,730,661
Repurchase agreement - 0.7%
Repurchase Agreement with State Street Corp. dated 12-31-20 at 0.000% to be repurchased at $3,288,000 on 1-4-21, collateralized by $3,357,700 U.S. Treasury Bills, 0.000% due 12-30-21 (valued at $3,353,795)	$3,288,000	3,288,000	0.7%
TOTAL SHORT-TERM INVESTMENTS (Cost $70,018,668)		$70,018,661
Total Investments (Capital Appreciation Value Trust) (Cost $379,905,342) - 101.5%		$456,475,674	101.5%
Other assets and liabilities, net - (1.5)%		(6,718,545)	(1.5)%
TOTAL NET ASSETS - 100.0%		$449,757,129	100.0%
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
(A)	Non-income producing security.
(B)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	All or a portion of this security is on loan as of 12-31-20.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	The rate shown is the annualized seven-day yield as of 12-31-20.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	51

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

DERIVATIVES
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
CITI	Alphabet, Inc., Class C	USD	1,500.00	Jan 2021	2	200	$ 16,014	$ (50,566)
CITI	Alphabet, Inc., Class C	USD	1,500.00	Jan 2021	2	200	15,094	(50,566)
CITI	Alphabet, Inc., Class C	USD	1,500.00	Jan 2021	2	200	14,774	(50,566)
CITI	Alphabet, Inc., Class C	USD	1,500.00	Jan 2021	1	100	6,377	(25,283)
GSI	Alphabet, Inc., Class C	USD	1,740.00	Jan 2021	1	100	4,717	(4,154)
GSI	Alphabet, Inc., Class C	USD	1,740.00	Jan 2021	1	100	4,687	(4,154)
GSI	Alphabet, Inc., Class C	USD	1,740.00	Jan 2021	1	100	4,427	(4,154)
GSI	Alphabet, Inc., Class C	USD	1,760.00	Jan 2021	1	100	4,247	(3,083)
GSI	Alphabet, Inc., Class C	USD	1,760.00	Jan 2021	1	100	4,227	(3,083)
GSI	Alphabet, Inc., Class C	USD	1,760.00	Jan 2021	1	100	3,997	(3,083)
GSI	Alphabet, Inc., Class C	USD	1,780.00	Jan 2021	1	100	3,827	(2,203)
GSI	Alphabet, Inc., Class C	USD	1,780.00	Jan 2021	1	100	3,827	(2,203)
GSI	Alphabet, Inc., Class C	USD	1,780.00	Jan 2021	1	100	3,587	(2,203)
GSI	Alphabet, Inc., Class C	USD	1,800.00	Jan 2021	1	100	3,447	(1,511)
GSI	Alphabet, Inc., Class C	USD	1,800.00	Jan 2021	1	100	3,437	(1,511)
GSI	Alphabet, Inc., Class C	USD	1,800.00	Jan 2021	1	100	3,217	(1,511)
GSI	Alphabet, Inc., Class C	USD	1,760.00	Jan 2022	5	500	50,362	(111,096)
GSI	Alphabet, Inc., Class C	USD	1,780.00	Jan 2022	5	500	47,406	(106,343)
GSI	Alphabet, Inc., Class C	USD	1,800.00	Jan 2022	4	400	35,760	(81,398)
CSFB	Amazon.com, Inc.	USD	3,800.00	Jan 2022	1	100	33,115	(27,479)
CSFB	Amazon.com, Inc.	USD	3,800.00	Jan 2022	1	100	34,542	(27,479)
CSFB	Amazon.com, Inc.	USD	3,900.00	Jan 2022	1	100	30,277	(24,763)
CSFB	Amazon.com, Inc.	USD	3,900.00	Jan 2022	1	100	38,338	(24,763)
RBC	Amazon.com, Inc.	USD	3,900.00	Jan 2022	1	100	23,997	(24,763)
CITI	Amazon.com, Inc.	USD	4,000.00	Jan 2022	1	100	27,327	(22,282)
CSFB	Amazon.com, Inc.	USD	4,000.00	Jan 2022	1	100	27,686	(22,282)
CSFB	Amazon.com, Inc.	USD	4,000.00	Jan 2022	1	100	35,706	(22,282)
RBC	Amazon.com, Inc.	USD	4,000.00	Jan 2022	1	100	21,797	(22,282)
CITI	Amazon.com, Inc.	USD	4,100.00	Jan 2022	1	100	25,167	(20,027)
RBC	Amazon.com, Inc.	USD	4,100.00	Jan 2022	1	100	19,697	(20,027)
CITI	Amazon.com, Inc.	USD	4,200.00	Jan 2022	1	100	23,127	(17,995)
RBC	Amazon.com, Inc.	USD	4,200.00	Jan 2022	1	100	17,827	(17,995)
CITI	Amazon.com, Inc.	USD	4,300.00	Jan 2022	2	200	42,614	(32,340)
CITI	American Electric Power Company, Inc.	USD	105.00	Jan 2021	56	5,600	8,792	—
CITI	American Electric Power Company, Inc.	USD	105.00	Jan 2021	55	5,500	8,635	—
CITI	American Electric Power Company, Inc.	USD	115.00	Jan 2021	33	3,300	5,825	—
JPM	American Electric Power Company, Inc.	USD	90.00	Jan 2022	63	6,300	22,934	(22,400)
JPM	American Electric Power Company, Inc.	USD	90.00	Jan 2022	11	1,100	3,946	(3,911)
JPM	American Electric Power Company, Inc.	USD	90.00	Jan 2022	7	700	2,418	(2,489)
JPM	American Electric Power Company, Inc.	USD	95.00	Jan 2022	63	6,300	13,893	(13,819)
JPM	American Electric Power Company, Inc.	USD	95.00	Jan 2022	22	2,200	4,975	(4,826)
JPM	American Electric Power Company, Inc.	USD	95.00	Jan 2022	14	1,400	2,930	(3,071)
CSFB	Bank of America Corp.	USD	30.00	Jan 2022	250	25,000	52,500	(99,875)
SFG	Bank of America Corp.	USD	30.00	Jan 2022	413	41,300	106,141	(164,994)
CSFB	Bank of America Corp.	USD	32.00	Jan 2022	129	12,900	31,631	(40,412)
CSFB	Bank of America Corp.	USD	35.00	Jan 2022	259	25,900	40,559	(54,974)
GSI	Becton, Dickinson and Company	USD	260.00	Jan 2021	6	600	10,539	(685)
GSI	Becton, Dickinson and Company	USD	270.00	Jan 2021	6	600	8,434	(109)
GSI	Becton, Dickinson and Company	USD	280.00	Jan 2021	5	500	6,327	(10)
GSI	Becton, Dickinson and Company	USD	280.00	Jan 2021	5	500	6,927	(10)
GSI	Becton, Dickinson and Company	USD	300.00	Jan 2021	4	400	3,743	—
GSI	Becton, Dickinson and Company	USD	300.00	Jan 2021	10	1,000	9,138	—
GSI	Becton, Dickinson and Company	USD	300.00	Jan 2021	1	100	999	—
GSI	Becton, Dickinson and Company	USD	300.00	Jan 2021	12	1,200	14,557	—
GSI	Becton, Dickinson and Company	USD	300.00	Jan 2021	5	500	3,364	—
GSI	Becton, Dickinson and Company	USD	300.00	Jan 2021	5	500	3,746	—
CSFB	Danaher Corp.	USD	250.00	Jan 2022	40	4,000	76,280	(68,251)
JPM	Facebook, Inc., Class A	USD	195.00	Jan 2021	12	1,200	13,453	(93,968)
JPM	Facebook, Inc., Class A	USD	200.00	Jan 2021	12	1,200	11,487	(88,032)
JPM	Facebook, Inc., Class A	USD	265.00	Jan 2021	11	1,100	11,022	(13,025)
JPM	Facebook, Inc., Class A	USD	265.00	Jan 2021	9	900	8,928	(10,657)
JPM	Facebook, Inc., Class A	USD	270.00	Jan 2021	11	1,100	9,757	(9,535)
The accompanying notes are an integral part of the financial statements.	52

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
JPM	Facebook, Inc., Class A	USD	270.00	Jan 2021	9	900	$ 7,893	$ (7,802)
JPM	Facebook, Inc., Class A	USD	275.00	Jan 2021	11	1,100	8,602	(6,673)
JPM	Facebook, Inc., Class A	USD	275.00	Jan 2021	9	900	6,903	(5,459)
JPM	Facebook, Inc., Class A	USD	380.00	Jan 2022	4	400	7,756	(4,270)
JPM	Facebook, Inc., Class A	USD	400.00	Jan 2022	50	5,000	107,636	(40,450)
JPM	General Electric Company	USD	8.00	Jan 2021	340	34,000	41,174	(95,335)
JPM	General Electric Company	USD	8.00	Jan 2021	329	32,900	24,876	(92,250)
JPM	General Electric Company	USD	8.00	Jan 2021	387	38,700	28,638	(108,513)
JPM	General Electric Company	USD	9.00	Jan 2021	329	32,900	16,269	(59,779)
JPM	General Electric Company	USD	9.00	Jan 2021	387	38,700	18,576	(70,317)
JPM	General Electric Company	USD	15.00	Jan 2021	347	34,700	18,044	(215)
JPM	General Electric Company	USD	15.00	Jan 2021	347	34,700	19,612	(215)
JPM	General Electric Company	USD	15.00	Jan 2021	684	68,400	57,559	(425)
JPM	General Electric Company	USD	15.00	Jan 2021	342	34,200	29,200	(212)
JPM	General Electric Company	USD	15.00	Jan 2021	205	20,500	17,888	(127)
CSFB	Hilton Worldwide Holdings, Inc.	USD	87.50	Jan 2021	4	400	3,023	(9,509)
CSFB	Hilton Worldwide Holdings, Inc.	USD	90.00	Jan 2021	4	400	2,660	(8,511)
CITI	Hilton Worldwide Holdings, Inc.	USD	125.00	Jan 2021	9	900	4,868	(99)
CITI	Hilton Worldwide Holdings, Inc.	USD	130.00	Jan 2021	9	900	3,528	(17)
CSFB	Humana, Inc.	USD	370.00	Jan 2021	6	600	20,272	(24,518)
CSFB	Humana, Inc.	USD	380.00	Jan 2021	6	600	17,694	(18,957)
CSFB	Humana, Inc.	USD	420.00	Jan 2021	5	500	13,832	(2,644)
CSFB	Humana, Inc.	USD	430.00	Jan 2021	5	500	12,002	(1,282)
JPM	Intercontinental Exchange, Inc.	USD	100.00	Jan 2021	20	2,000	11,846	(30,651)
JPM	Intercontinental Exchange, Inc.	USD	105.00	Jan 2021	20	2,000	8,081	(20,839)
GSI	Mastercard, Inc., Class A	USD	400.00	Jan 2022	30	3,000	53,537	(83,818)
CITI	Microsoft Corp.	USD	165.00	Jan 2021	40	4,000	50,890	(229,870)
CSFB	Microsoft Corp.	USD	165.00	Jan 2021	70	7,000	47,257	(402,274)
CSFB	Microsoft Corp.	USD	165.00	Jan 2021	67	6,700	46,364	(385,033)
CITI	Microsoft Corp.	USD	170.00	Jan 2021	40	4,000	43,089	(209,895)
JPM	Microsoft Corp.	USD	170.00	Jan 2021	102	10,200	110,874	(535,233)
JPM	Microsoft Corp.	USD	170.00	Jan 2021	55	5,500	58,482	(288,606)
CITI	Microsoft Corp.	USD	280.00	Jan 2022	65	6,500	133,380	(55,827)
JPM	NXP Semiconductors NV	USD	125.00	Jan 2021	8	800	5,456	(27,254)
JPM	NXP Semiconductors NV	USD	135.00	Jan 2021	8	800	7,019	(19,343)
JPM	NXP Semiconductors NV	USD	135.00	Jan 2021	10	1,000	9,107	(24,178)
JPM	NXP Semiconductors NV	USD	135.00	Jan 2021	5	500	4,561	(12,089)
CSFB	NXP Semiconductors NV	USD	140.00	Jan 2021	23	2,300	17,038	(44,452)
CSFB	NXP Semiconductors NV	USD	140.00	Jan 2021	10	1,000	7,002	(19,327)
CSFB	NXP Semiconductors NV	USD	140.00	Jan 2021	54	5,400	40,910	(104,366)
JPM	NXP Semiconductors NV	USD	140.00	Jan 2021	8	800	5,708	(15,462)
JPM	NXP Semiconductors NV	USD	140.00	Jan 2021	10	1,000	7,428	(19,327)
JPM	NXP Semiconductors NV	USD	140.00	Jan 2021	5	500	3,614	(9,664)
JPM	NXP Semiconductors NV	USD	145.00	Jan 2021	8	800	4,557	(11,714)
JPM	NXP Semiconductors NV	USD	145.00	Jan 2021	10	1,000	5,949	(14,642)
JPM	NXP Semiconductors NV	USD	145.00	Jan 2021	5	500	2,817	(7,321)
GSI	Roper Technologies, Inc.	USD	420.00	May 2021	8	800	12,536	(28,453)
GSI	Roper Technologies, Inc.	USD	440.00	May 2021	9	900	7,893	(22,409)
RBC	Thermo Fisher Scientific, Inc.	USD	370.00	Jan 2021	6	600	8,435	(57,541)
RBC	Thermo Fisher Scientific, Inc.	USD	390.00	Jan 2021	7	700	5,797	(53,217)
JPM	UnitedHealth Group, Inc.	USD	320.00	Jan 2021	6	600	10,285	(19,010)
JPM	UnitedHealth Group, Inc.	USD	320.00	Jan 2021	1	100	1,666	(3,168)
JPM	UnitedHealth Group, Inc.	USD	320.00	Jan 2021	7	700	12,669	(22,179)
JPM	UnitedHealth Group, Inc.	USD	320.00	Jan 2021	9	900	18,301	(28,515)
JPM	UnitedHealth Group, Inc.	USD	320.00	Jan 2021	5	500	10,726	(15,842)
JPM	UnitedHealth Group, Inc.	USD	320.00	Jan 2021	13	1,300	24,744	(41,189)
JPM	UnitedHealth Group, Inc.	USD	330.00	Jan 2021	6	600	8,280	(13,535)
GSI	Visa, Inc., Class A	USD	185.00	Jan 2021	6	600	10,842	(20,301)
GSI	Visa, Inc., Class A	USD	195.00	Jan 2021	6	600	8,286	(14,374)
GSI	Visa, Inc., Class A	USD	200.00	Jan 2021	13	1,300	14,552	(24,843)
GSI	Visa, Inc., Class A	USD	210.00	Jan 2021	14	1,400	11,154	(14,077)
GSI	Visa, Inc., Class A	USD	210.00	Jan 2021	17	1,700	21,498	(17,094)
GSI	Visa, Inc., Class A	USD	210.00	Jan 2021	6	600	7,740	(6,033)
GSI	Visa, Inc., Class A	USD	210.00	Jan 2021	5	500	4,305	(5,028)
The accompanying notes are an integral part of the financial statements.	53

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
GSI	Visa, Inc., Class A	USD	210.00	Jan 2021	5	500	$ 4,552	$ (5,028)
GSI	Visa, Inc., Class A	USD	215.00	Jan 2021	5	500	3,178	(3,135)
GSI	Visa, Inc., Class A	USD	215.00	Jan 2021	5	500	3,397	(3,135)
GSI	Visa, Inc., Class A	USD	220.00	Jan 2021	6	600	5,293	(2,039)
GSI	Visa, Inc., Class A	USD	220.00	Jan 2021	5	500	2,800	(1,699)
GSI	Visa, Inc., Class A	USD	220.00	Jan 2021	5	500	2,985	(1,699)
CSFB	Visa, Inc., Class A	USD	230.00	Jan 2021	28	2,800	21,832	(2,566)
CSFB	Visa, Inc., Class A	USD	230.00	Jan 2021	17	1,700	12,087	(1,558)
GSI	Visa, Inc., Class A	USD	230.00	Jan 2021	7	700	6,599	(642)
GSI	Visa, Inc., Class A	USD	230.00	Jan 2021	8	800	8,185	(733)
CSFB	Visa, Inc., Class A	USD	235.00	Jan 2021	28	2,800	17,746	(1,389)
CSFB	Visa, Inc., Class A	USD	235.00	Jan 2021	17	1,700	9,833	(843)
CSFB	Visa, Inc., Class A	USD	240.00	Jan 2021	28	2,800	14,361	(700)
CSFB	Visa, Inc., Class A	USD	240.00	Jan 2021	17	1,700	7,903	(425)
GSI	Visa, Inc., Class A	USD	240.00	Jan 2021	7	700	4,472	(175)
GSI	Visa, Inc., Class A	USD	240.00	Jan 2021	9	900	6,333	(225)
GSI	Visa, Inc., Class A	USD	225.00	Jan 2022	7	700	8,344	(15,447)
GSI	Visa, Inc., Class A	USD	225.00	Jan 2022	6	600	8,082	(13,241)
GSI	Visa, Inc., Class A	USD	225.00	Jan 2022	14	1,400	18,239	(30,895)
GSI	Visa, Inc., Class A	USD	230.00	Jan 2022	7	700	7,154	(13,898)
GSI	Visa, Inc., Class A	USD	230.00	Jan 2022	6	600	7,032	(11,912)
GSI	Visa, Inc., Class A	USD	230.00	Jan 2022	14	1,400	16,317	(27,796)
CITI	Visa, Inc., Class A	USD	250.00	Jan 2022	43	4,300	36,712	(54,035)
GSI	Visa, Inc., Class A	USD	250.00	Jan 2022	13	1,300	15,886	(16,336)
GSI	Visa, Inc., Class A	USD	260.00	Jan 2022	13	1,300	12,181	(12,733)
GSI	Visa, Inc., Class A	USD	270.00	Jan 2022	13	1,300	9,256	(9,797)
BOA	Yum! Brands, Inc.	USD	95.00	Jan 2021	5	500	3,305	(6,838)
BOA	Yum! Brands, Inc.	USD	95.00	Jan 2021	15	1,500	8,439	(20,513)
BOA	Yum! Brands, Inc.	USD	100.00	Jan 2021	5	500	2,435	(4,409)
BOA	Yum! Brands, Inc.	USD	100.00	Jan 2021	16	1,600	6,440	(14,108)
CITI	Yum! Brands, Inc.	USD	100.00	Jan 2021	17	1,700	8,446	(14,990)
CITI	Yum! Brands, Inc.	USD	100.00	Jan 2021	16	1,600	6,854	(14,108)
CITI	Yum! Brands, Inc.	USD	105.00	Jan 2021	17	1,700	5,805	(7,431)
CITI	Yum! Brands, Inc.	USD	105.00	Jan 2021	16	1,600	4,389	(6,994)
							$2,828,580	$(5,387,527)
Derivatives Currency Abbreviations
USD	U.S. Dollar
Derivatives Abbreviations
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
CSFB	Credit Suisse First Boston International
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
RBC	Royal Bank of Canada
SFG	Susquehanna Financial Group, LLLP

See Notes to financial statements regarding investment transactions and other derivatives information.
Disciplined Value International Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 98.5%
Australia - 0.9%
Rio Tinto, Ltd.	29,478	$2,592,343	0.9%
Austria - 0.5%		1,634,251	0.5%
Bermuda - 1.5%
Everest Re Group, Ltd.	19,341	4,527,535	1.5%
Brazil - 1.2%
Petroleo Brasileiro SA, ADR	333,001	3,739,601	1.2%
Disciplined Value International Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Canada - 1.8%
Kinross Gold Corp.	452,316	$3,319,999	1.1%
OTHER SECURITIES		2,011,830	0.7%
		5,331,829
China - 1.2%		3,611,574	1.2%
Finland - 1.2%
Sampo OYJ, A Shares	84,906	3,630,011	1.2%

The accompanying notes are an integral part of the financial statements.	54

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Disciplined Value International Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
France - 16.9%
AXA SA	206,912	$4,962,203	1.6%
BNP Paribas SA (A)	167,572	8,846,439	2.9%
Capgemini SE	37,103	5,771,425	1.9%
Cie de Saint-Gobain	99,086	4,557,175	1.5%
Eiffage SA (A)	48,538	4,691,748	1.6%
Peugeot SA (A)	198,880	5,446,425	1.8%
Sanofi	51,564	4,997,708	1.7%
TOTAL SE	142,958	6,170,349	2.1%
OTHER SECURITIES		5,425,465	1.8%
		50,868,937
Germany - 9.4%
Allianz SE	23,056	5,664,202	1.9%
Continental AG	26,641	3,965,097	1.3%
Deutsche Post AG	70,151	3,474,963	1.1%
Deutsche Telekom AG	243,891	4,451,618	1.5%
HeidelbergCement AG	30,980	2,306,619	0.8%
Rheinmetall AG	22,831	2,417,276	0.8%
Siemens AG	28,519	4,108,037	1.3%
OTHER SECURITIES		2,044,105	0.7%
		28,431,917
Greece - 0.6%		1,756,748	0.6%
Hong Kong - 1.2%
WH Group, Ltd. (B)	3,110,000	2,607,897	0.8%
OTHER SECURITIES		1,164,095	0.4%
		3,771,992
Hungary - 1.1%
OTP Bank NYRT (A)	71,648	3,228,787	1.1%
India - 0.8%
HDFC Bank, Ltd., ADR (A)	31,786	2,296,856	0.8%
Ireland - 0.9%
CRH PLC	61,782	2,610,542	0.9%
Isle of Man - 0.8%		2,280,154	0.8%
Italy - 1.0%
Enel SpA	291,530	2,966,223	1.0%
Japan - 21.5%
Hitachi, Ltd.	196,800	7,767,561	2.6%
Honda Motor Company, Ltd.	178,200	5,028,144	1.7%
Komatsu, Ltd.	147,900	4,081,787	1.4%
NEC Corp.	50,700	2,723,080	0.9%
Nihon Unisys, Ltd.	66,600	2,610,444	0.9%
Sony Corp.	97,300	9,804,735	3.3%
Sumitomo Mitsui Financial Group, Inc.	148,800	4,612,525	1.5%
Taiyo Yuden Company, Ltd.	63,900	3,000,180	1.0%
OTHER SECURITIES		25,063,034	8.2%
		64,691,490
Macau - 0.6%		1,868,878	0.6%
Malta - 0.0%		0	0.0%
Netherlands - 3.5%
NN Group NV	65,081	2,813,450	0.9%
Royal Dutch Shell PLC, A Shares	179,013	3,139,249	1.1%
OTHER SECURITIES		4,472,235	1.5%
		10,424,934
Norway - 0.7%		1,998,321	0.7%
Singapore - 0.6%		1,735,887	0.6%
South Korea - 6.6%
Hana Financial Group, Inc.	107,601	3,427,237	1.1%
KB Financial Group, Inc.	82,230	3,265,932	1.1%
KT Corp., ADR	208,184	2,292,106	0.8%
Disciplined Value International Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
South Korea (continued)
Samsung Electronics Company, Ltd.	90,826	$6,782,479	2.2%
OTHER SECURITIES		4,181,645	1.4%
		19,949,399
Spain - 0.7%		2,116,633	0.7%
Sweden - 2.0%
Volvo AB, B Shares (A)	258,977	6,130,790	2.0%
Switzerland - 8.4%
Glencore PLC (A)	1,545,077	4,906,856	1.7%
Novartis AG	74,382	7,003,657	2.3%
Roche Holding AG	17,185	5,985,511	2.0%
UBS Group AG	389,737	5,487,434	1.8%
OTHER SECURITIES		1,772,493	0.6%
		25,155,951
Taiwan - 0.5%		1,423,414	0.5%
United Kingdom - 10.1%
Coca-Cola European Partners PLC	87,648	4,367,500	1.5%
Melrose Industries PLC (A)	1,399,782	3,410,425	1.1%
Tesco PLC	1,650,387	5,208,245	1.7%
WH Smith PLC	141,709	2,922,265	1.0%
OTHER SECURITIES		14,486,620	4.8%
		30,395,055
United States - 2.3%
Applied Materials, Inc.	38,281	3,303,650	1.1%
FMC Corp.	31,869	3,662,704	1.2%
		6,966,354
TOTAL COMMON STOCKS (Cost $258,879,893)		$296,136,406
SHORT-TERM INVESTMENTS - 1.0%
Short-term funds - 1.0%
John Hancock Collateral Trust, 0.1386% (C)(D)	173,602	1,737,079	0.6%
OTHER SECURITIES		1,261,718
TOTAL SHORT-TERM INVESTMENTS (Cost $2,998,854)		$2,998,797
Total Investments (Disciplined Value International Trust) (Cost $261,878,747) - 99.5%		$299,135,203	99.5%
Other assets and liabilities, net - 0.5%		1,626,870	0.5%
TOTAL NET ASSETS - 100.0%		$300,762,073	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	The rate shown is the annualized seven-day yield as of 12-31-20.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Emerging Markets Value Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 97.4%
Australia - 0.0%		$83,596	0.0%
Belgium - 0.0%		16,548	0.0%

The accompanying notes are an integral part of the financial statements.	55

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Brazil - 3.9%
Banco Bradesco SA	60,629	$284,205	0.1%
Petroleo Brasileiro SA	403,347	2,228,198	1.0%
Vale SA	300,753	5,062,049	2.2%
OTHER SECURITIES		1,481,338	0.6%
		9,055,790
Chile - 0.5%		1,175,367	0.5%
China - 24.8%
Baidu, Inc., ADR (A)	16,997	3,675,432	1.6%
Bank of China, Ltd., H Shares	6,067,694	2,053,634	0.9%
China Construction Bank Corp., H Shares	7,711,000	5,816,245	2.5%
China Merchants Bank Company, Ltd., H Shares	331,500	2,097,084	0.9%
China Pacific Insurance Group Company, Ltd., H Shares	234,400	916,498	0.4%
CNOOC, Ltd.	2,026,000	1,858,698	0.8%
CNOOC, Ltd., ADR	226	20,713	0.0%
Country Garden Holdings Company, Ltd.	912,471	1,259,460	0.6%
Great Wall Motor Company, Ltd., H Shares	292,500	1,006,372	0.4%
Industrial & Commercial Bank of China, Ltd., H Shares	5,512,000	3,541,403	1.5%
Longfor Group Holdings, Ltd. (B)	152,500	892,045	0.4%
Sunac China Holdings, Ltd.	266,000	983,261	0.4%
Trip.com Group, Ltd., ADR (A)	33,826	1,140,951	0.5%
OTHER SECURITIES		32,332,000	13.9%
		57,593,796
Colombia - 0.2%		366,944	0.2%
Czech Republic - 0.1%		289,824	0.1%
Greece - 0.3%		645,059	0.3%
Hong Kong - 8.1%
China Gas Holdings, Ltd.	246,800	977,995	0.4%
China Mobile, Ltd.	606,000	3,454,475	1.5%
China Mobile, Ltd., ADR	22,722	648,486	0.3%
China Overseas Land & Investment, Ltd.	421,000	914,621	0.4%
China Resources Land, Ltd.	366,000	1,508,246	0.7%
Geely Automobile Holdings, Ltd.	516,000	1,766,838	0.8%
Sino Biopharmaceutical, Ltd.	938,000	904,599	0.4%
OTHER SECURITIES		8,723,871	3.6%
		18,899,131
Hungary - 0.2%		397,229	0.2%
India - 11.5%
Axis Bank, Ltd. (A)	125,549	1,066,167	0.5%
ICICI Bank, Ltd. (A)	223,707	1,641,776	0.7%
ICICI Bank, Ltd., ADR (A)	23,334	346,743	0.2%
Larsen & Toubro, Ltd.	49,161	868,730	0.4%
Reliance Industries, Ltd., GDR (B)	124,451	6,785,120	2.9%
Wipro, Ltd.	183,166	969,590	0.4%
OTHER SECURITIES		15,179,229	6.4%
		26,857,355
Indonesia - 1.7%		3,908,970	1.7%
Malaysia - 2.0%		4,630,652	2.0%
Mexico - 2.4%
Grupo Financiero Banorte SAB de CV, Series O (A)	183,982	1,013,776	0.4%
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Mexico (continued)
Grupo Mexico SAB de CV, Series B	242,225	$1,027,230	0.4%
OTHER SECURITIES		3,478,963	1.6%
		5,519,969
Philippines - 1.0%		2,439,071	1.0%
Poland - 0.7%		1,709,456	0.7%
Russia - 1.2%
Gazprom PJSC, ADR	196,506	1,097,121	0.5%
LUKOIL PJSC, ADR	22,853	1,554,302	0.7%
OTHER SECURITIES		196,817	0.0%
		2,848,240
South Africa - 3.9%
Standard Bank Group, Ltd.	110,671	958,516	0.4%
OTHER SECURITIES		8,193,258	3.5%
		9,151,774
South Korea - 15.3%
Hana Financial Group, Inc.	35,399	1,127,506	0.5%
Hyundai Mobis Company, Ltd. (A)	4,537	1,067,856	0.5%
Hyundai Motor Company	9,379	1,662,456	0.7%
KB Financial Group, Inc.	5,839	231,908	0.1%
KB Financial Group, Inc., ADR	39,288	1,555,805	0.7%
Kia Motors Corp. (A)	20,872	1,202,577	0.5%
LG Electronics, Inc.	15,640	1,947,519	0.9%
POSCO	6,287	1,570,992	0.7%
Samsung Electronics Company, Ltd.	46,827	3,496,831	1.5%
Samsung Electronics Company, Ltd., GDR	100	181,879	0.1%
Shinhan Financial Group Company, Ltd.	2,494	74,005	0.0%
Shinhan Financial Group Company, Ltd., ADR	44,471	1,323,457	0.6%
SK Hynix, Inc.	10,541	1,151,378	0.5%
OTHER SECURITIES		19,023,019	8.0%
		35,617,188
Taiwan - 16.6%
Cathay Financial Holding Company, Ltd.	904,423	1,361,863	0.6%
China Steel Corp.	1,321,180	1,164,724	0.5%
CTBC Financial Holding Company, Ltd.	2,135,348	1,498,741	0.7%
Fubon Financial Holding Company, Ltd.	758,417	1,263,033	0.6%
Hon Hai Precision Industry Company, Ltd.	904,448	2,965,635	1.3%
Taiwan Cement Corp. (C)	788,318	1,213,689	0.5%
United Microelectronics Corp.	1,178,794	1,982,451	0.9%
Yuanta Financial Holding Company, Ltd.	1,223,371	896,229	0.4%
OTHER SECURITIES		26,168,786	11.1%
		38,515,151
Thailand - 2.3%
PTT PCL	938,700	1,332,687	0.6%
OTHER SECURITIES		4,006,210	1.7%
		5,338,897
Turkey - 0.6%		1,310,543	0.6%
Ukraine - 0.0%		102,346	0.0%
United States - 0.1%		211,370	0.1%
TOTAL COMMON STOCKS (Cost $220,814,518)		$226,684,266

The accompanying notes are an integral part of the financial statements.	56

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
PREFERRED SECURITIES - 1.9%
Brazil - 1.8%
Banco Bradesco SA	129,972	$683,603	0.3%
Petroleo Brasileiro SA	510,144	2,769,500	1.2%
OTHER SECURITIES		769,847	0.3%
		4,222,950
Colombia - 0.1%		147,246	0.1%
TOTAL PREFERRED SECURITIES (Cost $4,477,533)		$4,370,196
WARRANTS - 0.0%		565	0.0%
TOTAL WARRANTS (Cost $0)		$565
SHORT-TERM INVESTMENTS - 1.7%
Short-term funds - 1.7%
John Hancock Collateral Trust, 0.1386% (D)(E)	396,559	3,968,006	1.7%
TOTAL SHORT-TERM INVESTMENTS (Cost $3,968,202)		$3,968,006
Total Investments (Emerging Markets Value Trust) (Cost $229,260,253) - 101.0%		$235,023,033	101.0%
Other assets and liabilities, net - (1.0)%		(2,346,461)	(1.0)%
TOTAL NET ASSETS - 100.0%		$232,676,572	100.0%
Emerging Markets Value Trust (continued)
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 12-31-20.
(D)	The rate shown is the annualized seven-day yield as of 12-31-20.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI Emerging Markets Index Futures	23	Long	Mar 2021	$1,439,555	$1,481,085	$41,530
						$41,530
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Equity Income Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 96.3%
Communication services - 5.3%
Comcast Corp., Class A	504,343	$26,427,573	1.8%
News Corp., Class A	1,019,757	18,325,033	1.2%
The Walt Disney Company (A)	85,232	15,442,334	1.0%
OTHER SECURITIES		19,082,412	1.3%
		79,277,352
Consumer discretionary - 4.1%
Kohl's Corp.	286,511	11,658,133	0.8%
Las Vegas Sands Corp.	245,723	14,645,091	1.0%
Volkswagen AG, ADR (B)	643,564	11,983,097	0.8%
OTHER SECURITIES		22,601,629	1.5%
		60,887,950
Consumer staples - 7.3%
Conagra Brands, Inc.	525,589	19,057,857	1.3%
Kimberly-Clark Corp.	106,759	14,394,316	1.0%
Philip Morris International, Inc.	321,214	26,593,307	1.8%
Tyson Foods, Inc., Class A	382,496	24,648,042	1.6%
OTHER SECURITIES		24,157,177	1.6%
		108,850,699
Equity Income Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Energy - 6.5%
TOTAL SE	638,789	$27,571,537	1.9%
TOTAL SE, ADR	22,700	951,357	0.1%
OTHER SECURITIES		68,257,063	4.5%
		96,779,957
Financials - 20.6%
American International Group, Inc.	729,514	27,619,400	1.9%
Chubb, Ltd.	218,834	33,682,929	2.3%
Equitable Holdings, Inc.	458,310	11,728,153	0.8%
Fifth Third Bancorp	794,804	21,912,746	1.5%
JPMorgan Chase & Co.	108,936	13,842,498	0.9%
Loews Corp.	455,166	20,491,573	1.4%
MetLife, Inc.	618,048	29,017,354	1.9%
Morgan Stanley	455,147	31,191,224	2.1%
State Street Corp.	260,491	18,958,535	1.3%
The PNC Financial Services Group, Inc.	108,491	16,165,159	1.1%
Wells Fargo & Company	1,389,735	41,942,202	2.8%
OTHER SECURITIES		39,913,888	2.6%
		306,465,661

The accompanying notes are an integral part of the financial statements.	57

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Equity Income Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Health care - 12.8%
AbbVie, Inc.	248,167	$26,591,094	1.8%
Anthem, Inc.	77,126	24,764,387	1.7%
Becton, Dickinson and Company	77,717	19,446,348	1.3%
CVS Health Corp.	280,953	19,189,090	1.3%
Johnson & Johnson	130,588	20,551,939	1.4%
Medtronic PLC	206,758	24,219,632	1.6%
Pfizer, Inc.	479,448	17,648,481	1.2%
OTHER SECURITIES		36,920,170	2.5%
		189,331,141
Industrials - 12.0%
General Electric Company	3,627,786	39,180,089	2.6%
L3Harris Technologies, Inc.	113,918	21,532,780	1.4%
The Boeing Company	87,512	18,732,819	1.3%
United Parcel Service, Inc., Class B	199,615	33,615,166	2.3%
OTHER SECURITIES		65,394,671	4.4%
		178,455,525
Information technology - 9.5%
Applied Materials, Inc.	231,991	20,020,823	1.3%
Cisco Systems, Inc.	530,576	23,743,276	1.6%
Microsoft Corp.	88,904	19,774,028	1.3%
QUALCOMM, Inc.	300,770	45,819,304	3.1%
Texas Instruments, Inc.	96,731	15,876,459	1.1%
OTHER SECURITIES		15,016,187	1.1%
		140,250,077
Materials - 6.2%
CF Industries Holdings, Inc.	609,678	23,600,635	1.6%
DuPont de Nemours, Inc.	513,896	36,543,145	2.5%
International Paper Company	502,053	24,962,075	1.7%
OTHER SECURITIES		6,796,893	0.4%
		91,902,748
Real estate - 4.5%
Equity Residential	275,334	16,321,800	1.1%
Rayonier, Inc.	420,567	12,356,258	0.9%
Weyerhaeuser Company	837,334	28,075,809	1.9%
OTHER SECURITIES		9,643,278	0.6%
		66,397,145
Utilities - 7.5%
Edison International	231,139	14,520,152	1.0%
NextEra Energy, Inc.	136,371	10,521,023	0.7%
NiSource, Inc.	1,044,397	23,958,467	1.6%
Sempra Energy	93,667	11,934,112	0.8%
The Southern Company	651,126	39,998,670	2.7%
OTHER SECURITIES		10,645,644	0.7%
		111,578,068
TOTAL COMMON STOCKS (Cost $1,162,670,610)		$1,430,176,323
PREFERRED SECURITIES - 2.0%
Health care - 0.5%
Becton, Dickinson and Company, 6.000% (B)	118,222	6,517,579	0.5%
Utilities - 1.5%
NextEra Energy, Inc., 5.279%	102,055	5,188,476	0.3%
Sempra Energy, 6.000%	77,626	7,743,970	0.5%
Sempra Energy, 6.750% (B)	24,765	2,568,873	0.2%
The Southern Company, 6.750%	134,102	6,959,894	0.5%
		22,461,213
TOTAL PREFERRED SECURITIES (Cost $27,957,794)		$28,978,792
Equity Income Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CONVERTIBLE BONDS - 0.2%
Financials - 0.2%		$3,559,408	0.2%
TOTAL CONVERTIBLE BONDS (Cost $3,124,000)		$3,559,408
WARRANTS - 0.0%		228,305	0.0%
TOTAL WARRANTS (Cost $189,420)		$228,305
SHORT-TERM INVESTMENTS - 2.0%
Short-term funds - 2.0%
John Hancock Collateral Trust, 0.1386% (C)(D)	926,207	9,267,717	0.6%
T. Rowe Price Government Reserve Fund, 0.0753% (C)	15,774,236	15,774,236	1.1%
OTHER SECURITIES		4,276,962	0.3%
		29,318,915
TOTAL SHORT-TERM INVESTMENTS (Cost $29,319,377)		$29,318,915
Total Investments (Equity Income Trust) (Cost $1,223,261,201) - 100.5%		$1,492,261,743	100.5%
Other assets and liabilities, net - (0.5)%		(7,919,068)	(0.5)%
TOTAL NET ASSETS - 100.0%		$1,484,342,675	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-20.
(C)	The rate shown is the annualized seven-day yield as of 12-31-20.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Financial Industries Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 97.7%
Financials - 78.2%
3i Group PLC	227,439	$3,597,385	2.7%
American Express Company	28,705	3,470,722	2.6%
Ameris Bancorp	30,563	1,163,533	0.9%
Aon PLC, Class A	10,255	2,166,574	1.6%
Ares Management Corp., Class A	65,415	3,077,776	2.3%
Arthur J. Gallagher & Company	27,707	3,427,633	2.6%
Atlantic Union Bankshares Corp.	48,295	1,590,837	1.2%
Bank of America Corp.	131,815	3,995,313	3.0%
BlackRock, Inc.	4,123	2,974,909	2.2%
Brookfield Asset Management, Inc., Class A	60,009	2,476,571	1.9%
Citigroup, Inc.	43,294	2,669,508	2.0%
Citizens Financial Group, Inc.	67,952	2,429,964	1.8%
Close Brothers Group PLC	79,824	1,505,401	1.1%
Danske Bank A/S (A)	80,275	1,326,738	1.0%
Discover Financial Services	29,444	2,665,565	2.0%
Equitable Holdings, Inc.	80,528	2,060,712	1.6%
First Merchants Corp.	35,039	1,310,809	1.0%
Huntington Bancshares, Inc.	144,454	1,824,454	1.4%
JPMorgan Chase & Co.	33,554	4,263,707	3.2%
Kinsale Capital Group, Inc.	13,154	2,632,510	2.0%
KKR & Company, Inc.	72,463	2,934,027	2.2%
Live Oak Bancshares, Inc.	21,461	1,018,539	0.8%
Onex Corp.	33,111	1,900,455	1.4%

The accompanying notes are an integral part of the financial statements.	58

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Financial Industries Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Financials (continued)
Palomar Holdings, Inc. (A)	27,996	$2,487,165	1.9%
Pinnacle Financial Partners, Inc.	25,345	1,632,218	1.2%
RenaissanceRe Holdings, Ltd.	11,840	1,963,309	1.5%
Stock Yards Bancorp, Inc.	32,644	1,321,429	1.0%
SVB Financial Group (A)	8,617	3,341,931	2.5%
The Blackstone Group, Inc., Class A	41,302	2,676,783	2.0%
The Hanover Insurance Group, Inc.	16,956	1,982,496	1.5%
The Hartford Financial Services Group, Inc.	60,276	2,952,318	2.2%
Tradeweb Markets, Inc., Class A	33,451	2,089,015	1.6%
TriCo Bancshares	44,840	1,581,955	1.2%
U.S. Bancorp	36,140	1,683,763	1.3%
Voya Financial, Inc.	47,391	2,787,065	2.1%
Western Alliance Bancorp	39,539	2,370,363	1.8%
Willis Towers Watson PLC	6,627	1,396,176	1.1%
Zions Bancorp NA	39,573	1,719,051	1.3%
OTHER SECURITIES		15,053,318	11.5%
		103,521,997
Industrials - 1.5%
Verisk Analytics, Inc.	9,439	1,959,442	1.5%
Information technology - 10.8%
Adyen NV (A)(B)	1,101	2,558,218	1.9%
EVERTEC, Inc.	31,679	1,245,618	1.0%
Fidelity National Information Services, Inc.	9,383	1,327,319	1.0%
Fiserv, Inc. (A)	14,353	1,634,233	1.2%
Global Payments, Inc.	8,287	1,785,186	1.4%
Visa, Inc., Class A	22,001	4,812,280	3.6%
OTHER SECURITIES		963,908	0.7%
		14,326,762
Real estate - 7.2%
Lexington Realty Trust	102,992	1,093,775	0.8%
Nippon Prologis REIT, Inc.	414	1,293,359	1.0%
Financial Industries Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Real estate (continued)
Prologis, Inc.	33,340	$3,322,664	2.5%
Rexford Industrial Realty, Inc.	31,617	1,552,711	1.2%
OTHER SECURITIES		2,175,040	1.7%
		9,437,549
TOTAL COMMON STOCKS (Cost $101,753,715)		$129,245,750
SHORT-TERM INVESTMENTS - 2.6%
Short-term funds - 0.1%
John Hancock Collateral Trust, 0.1386% (C)(D)	19,141	191,525	0.1%
Repurchase agreement - 2.5%
Repurchase Agreement with State Street Corp. dated 12-31-20 at 0.000% to be repurchased at $3,270,000 on 1-4-21, collateralized by $3,339,300 U.S. Treasury Bills, 0.000% due 12-30-21 (valued at $3,335,416)	$3,270,000	3,270,000	2.5%
TOTAL SHORT-TERM INVESTMENTS (Cost $3,461,525)		$3,461,525
Total Investments (Financial Industries Trust) (Cost $105,215,240) - 100.3%		$132,707,275	100.3%
Other assets and liabilities, net - (0.3)%		(366,618)	(0.3)%
TOTAL NET ASSETS - 100.0%		$132,340,657	100.0%
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	The rate shown is the annualized seven-day yield as of 12-31-20.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CAD	210,000	USD	158,266	SSB	1/27/2021	$6,728	—
DKK	3,520,000	USD	577,652	GSI	1/27/2021	429	—
DKK	1,540,000	USD	243,119	JPM	1/27/2021	9,791	—
DKK	7,050,000	USD	1,152,619	MSCS	1/27/2021	5,186	—
DKK	900,000	USD	143,688	TD	1/27/2021	4,117	—
EUR	210,000	USD	250,268	RBC	1/27/2021	6,418	—
EUR	1,060,000	USD	1,252,258	SSB	1/27/2021	43,393	—
EUR	370,000	USD	436,335	TD	1/27/2021	15,920	—
GBP	170,000	USD	220,811	JPM	1/27/2021	11,706	—
GBP	180,000	USD	240,111	MSCS	1/27/2021	6,084	—
GBP	200,000	USD	266,083	RBC	1/27/2021	7,467	—
HKD	70,000	USD	9,029	GSI	1/27/2021	1	—
JPY	7,770,000	USD	73,924	JPM	1/27/2021	1,347	—
JPY	6,920,000	USD	66,521	MSCS	1/27/2021	515	—
JPY	7,450,000	USD	71,596	TD	1/27/2021	575	—
SEK	2,650,000	USD	319,443	JPM	1/27/2021	2,735	—
SEK	7,290,000	USD	877,537	MSCS	1/27/2021	8,756	—
SEK	1,650,000	USD	191,435	SSB	1/27/2021	9,166	—
USD	1,635,252	CAD	2,160,000	CITI	1/27/2021	—	$(61,829)
The accompanying notes are an integral part of the financial statements.	59

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Financial Industries Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	153,108	CAD	200,000	JPM	1/27/2021	—	$(4,029)
USD	84,253	CAD	110,000	MSCS	1/27/2021	—	(2,173)
USD	47,121	CAD	60,000	RBC	1/27/2021	—	(20)
USD	77,218	CAD	100,000	TD	1/27/2021	—	(1,351)
USD	3,129,040	DKK	19,650,000	MSCS	1/27/2021	—	(98,034)
USD	217,855	DKK	1,370,000	TD	1/27/2021	—	(7,137)
USD	447,539	EUR	380,000	CITI	1/27/2021	—	(16,940)
USD	4,466,181	EUR	3,770,000	GSI	1/27/2021	—	(141,937)
USD	248,493	EUR	210,000	JPM	1/27/2021	—	(8,193)
USD	169,883	EUR	140,000	RBC	1/27/2021	—	(1,241)
USD	340,905	EUR	280,000	SSB	1/27/2021	—	(1,342)
USD	582,002	GBP	440,000	CITI	1/27/2021	—	(19,808)
USD	318,507	GBP	240,000	MSCS	1/27/2021	—	(9,753)
USD	533,275	GBP	410,000	RBC	1/27/2021	—	(27,502)
USD	4,200,761	GBP	3,240,000	SSB	1/27/2021	—	(230,743)
USD	9,029	HKD	70,000	GSI	1/27/2021	—	(1)
USD	60,255	JPY	6,210,000	RBC	1/27/2021	$97	—
USD	1,426,131	JPY	151,010,000	SSB	1/27/2021	—	(36,764)
USD	136,779	SEK	1,180,000	CITI	1/27/2021	—	(6,681)
USD	138,432	SEK	1,220,000	MSCS	1/27/2021	—	(9,892)
USD	191,916	SEK	1,650,000	SSB	1/27/2021	—	(8,685)
USD	1,482,500	SEK	13,040,000	TD	1/27/2021	—	(102,856)
						$140,431	$(796,911)
Derivatives Currency Abbreviations
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
USD	U.S. Dollar
Derivatives Abbreviations
CITI	Citibank, N.A.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
RBC	Royal Bank of Canada
SSB	State Street Bank and Trust Company
TD	The Toronto-Dominion Bank

See Notes to financial statements regarding investment transactions and other derivatives information.
Fundamental All Cap Core Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 97.9%
Communication services - 16.7%
Alphabet, Inc., Class A (A)	62,670	$109,837,949	5.0%
CarGurus, Inc. (A)	1,692,790	53,712,227	2.5%
Facebook, Inc., Class A (A)	401,108	109,566,661	5.0%
Liberty Broadband Corp., Series A (A)	104,085	16,401,714	0.7%
Liberty Media Corp.-Liberty Formula One, Series C (A)	1,506,173	64,162,970	2.9%
OTHER SECURITIES		12,145,355	0.6%
		365,826,876
Consumer discretionary - 19.8%
Amazon.com, Inc. (A)	51,157	166,614,766	7.6%
Dollar Tree, Inc. (A)	197,111	21,295,872	1.0%
Fundamental All Cap Core Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Consumer discretionary (continued)
Dufry AG (A)	520,574	$32,793,558	1.5%
Group 1 Automotive, Inc.	297,975	39,076,442	1.8%
Lennar Corp., A Shares	1,210,090	92,245,161	4.2%
NVR, Inc. (A)	4,853	19,799,561	0.9%
Polaris, Inc.	382,933	36,485,856	1.7%
Salvatore Ferragamo SpA (A)	1,233,578	23,953,254	1.1%
		432,264,470
Consumer staples - 8.7%
Anheuser-Busch InBev SA/NV, ADR	399,596	27,935,756	1.3%
Diageo PLC, ADR	123,129	19,554,116	0.9%
Heineken NV	183,126	20,383,671	0.9%

The accompanying notes are an integral part of the financial statements.	60

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Fundamental All Cap Core Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Consumer staples (continued)
Post Holdings, Inc. (A)	745,690	$75,322,147	3.4%
The Hain Celestial Group, Inc. (A)	871,001	34,970,690	1.6%
OTHER SECURITIES		12,742,674	0.6%
		190,909,054
Energy - 4.8%
Baker Hughes Company	1,049,967	21,891,812	1.0%
Cheniere Energy, Inc. (A)	829,560	49,798,487	2.2%
Valero Energy Corp.	458,723	25,949,960	1.2%
OTHER SECURITIES		8,290,730	0.4%
		105,930,989
Financials - 15.7%
American Express Company	255,974	30,949,816	1.4%
Bank of America Corp.	2,174,087	65,896,577	3.0%
First Hawaiian, Inc.	3,120,895	73,590,704	3.4%
KKR & Company, Inc.	792,278	32,079,336	1.5%
Morgan Stanley	1,221,346	83,698,841	3.8%
Synchrony Financial	431,004	14,960,149	0.7%
The Goldman Sachs Group, Inc.	157,095	41,427,522	1.9%
		342,602,945
Health care - 4.9%
Alnylam Pharmaceuticals, Inc. (A)	151,420	19,680,057	0.9%
Anthem, Inc.	73,473	23,591,446	1.1%
Change Healthcare, Inc. (A)	729,988	13,614,276	0.6%
Hologic, Inc. (A)	452,540	32,958,488	1.5%
Moderna, Inc. (A)	165,932	17,334,916	0.8%
		107,179,183
Industrials - 9.0%
IHS Markit, Ltd.	535,450	48,099,474	2.2%
Parker-Hannifin Corp.	121,103	32,989,668	1.5%
Regal Beloit Corp.	172,942	21,239,007	1.0%
Roper Technologies, Inc.	104,265	44,947,599	2.1%
Sensata Technologies Holding PLC (A)	335,958	17,718,425	0.8%
United Rentals, Inc. (A)	135,670	31,463,230	1.4%
		196,457,403
Information technology - 14.6%
Analog Devices, Inc.	95,520	14,111,170	0.7%
Apple, Inc.	661,524	87,777,620	4.0%
Microsoft Corp.	170,878	38,006,685	1.7%
NVIDIA Corp.	88,278	46,098,772	2.1%
salesforce.com, Inc. (A)	220,484	49,064,305	2.2%
Samsung Electronics Company, Ltd.	422,538	31,553,223	1.4%
Workday, Inc., Class A (A)	224,681	53,835,814	2.5%
		320,447,589
Real estate - 3.7%
American Tower Corp.	218,506	49,045,857	2.2%
Crown Castle International Corp.	131,684	20,962,776	1.0%
OTHER SECURITIES		10,445,106	0.5%
		80,453,739
TOTAL COMMON STOCKS (Cost $1,308,754,713)		$2,142,072,248
Fundamental All Cap Core Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
SHORT-TERM INVESTMENTS - 2.4%
Repurchase agreement - 2.4%
Barclays Tri-Party Repurchase Agreement dated 12-31-20 at 0.050% to be repurchased at $34,087,189 on 1-4-21, collateralized by $33,944,500 U.S. Treasury Notes, 1.750% due 6-30-22 (valued at $34,768,978)	$34,087,000	$34,087,000	1.6%
Repurchase Agreement with State Street Corp. dated 12-31-20 at 0.000% to be repurchased at $18,762,000 on 1-4-21, collateralized by $19,159,600 U.S. Treasury Bills, 0.000% due 12-30-21 (valued at $19,137,317)	18,762,000	18,762,000	0.8%
		52,849,000
TOTAL SHORT-TERM INVESTMENTS (Cost $52,849,000)		$52,849,000
Total Investments (Fundamental All Cap Core Trust) (Cost $1,361,603,713) - 100.3%		$2,194,921,248	100.3%
Other assets and liabilities, net - (0.3)%		(7,155,123)	(0.3)%
TOTAL NET ASSETS - 100.0%		$2,187,766,125	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
Fundamental Large Cap Value Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 97.7%
Communication services - 9.7%
Alphabet, Inc., Class A (A)	8,201	$14,373,401	2.1%
Comcast Corp., Class A	518,912	27,190,988	4.0%
Fox Corp., Class A	82,058	2,389,529	0.4%
Fox Corp., Class B	353,979	10,222,914	1.5%
Liberty Media Corp.-Liberty Formula One, Series C (A)	268,767	11,449,474	1.7%
		65,626,306
Consumer discretionary - 8.7%
Dollar Tree, Inc. (A)	54,570	5,895,743	0.9%
eBay, Inc.	312,304	15,693,276	2.3%
Group 1 Automotive, Inc.	78,702	10,320,980	1.5%
Lennar Corp., A Shares	258,815	19,729,467	2.9%
Sodexo SA	82,436	6,971,917	1.1%
		58,611,383
Consumer staples - 8.8%
Anheuser-Busch InBev SA/NV, ADR	216,761	15,153,762	2.2%
Danone SA	146,444	9,636,915	1.4%
Heineken Holding NV	122,566	11,500,649	1.7%
Post Holdings, Inc. (A)	165,539	16,721,094	2.5%
Walmart, Inc.	46,091	6,644,018	1.0%
		59,656,438
Energy - 9.9%
ChampionX Corp. (A)	502,733	7,691,815	1.1%
Cheniere Energy, Inc. (A)	337,307	20,248,539	3.0%
Chevron Corp.	144,281	12,184,530	1.8%
Kinder Morgan, Inc.	441,084	6,029,618	0.9%
Suncor Energy, Inc.	528,950	8,875,781	1.3%
Valero Energy Corp.	149,103	8,434,757	1.3%

The accompanying notes are an integral part of the financial statements.	61

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Fundamental Large Cap Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Energy (continued)
OTHER SECURITIES		$3,157,378	0.5%
		66,622,418
Financials - 24.9%
American Express Company	161,212	19,492,143	2.9%
Bank of America Corp.	579,020	17,550,096	2.6%
Berkshire Hathaway, Inc., Class B (A)	103,569	24,014,544	3.6%
Citigroup, Inc.	355,634	21,928,392	3.2%
JPMorgan Chase & Co.	166,908	21,209,000	3.1%
KKR & Company, Inc.	309,381	12,526,837	1.9%
Morgan Stanley	212,626	14,571,260	2.2%
Nasdaq, Inc.	75,262	9,990,278	1.5%
The Goldman Sachs Group, Inc.	49,965	13,176,270	1.9%
Wells Fargo & Company	452,544	13,657,778	2.0%
		168,116,598
Health care - 12.0%
Alexion Pharmaceuticals, Inc. (A)	61,012	9,532,515	1.4%
Anthem, Inc.	36,193	11,621,210	1.7%
Danaher Corp.	56,725	12,600,892	1.9%
HCA Healthcare, Inc.	44,131	7,257,784	1.1%
Hologic, Inc. (A)	110,861	8,074,007	1.2%
Merck & Company, Inc.	143,023	11,699,281	1.7%
UnitedHealth Group, Inc.	44,788	15,706,256	2.3%
OTHER SECURITIES		4,655,265	0.7%
		81,147,210
Industrials - 12.6%
General Dynamics Corp.	86,387	12,856,113	1.9%
L3Harris Technologies, Inc.	36,642	6,926,071	1.0%
Parker-Hannifin Corp.	65,617	17,874,727	2.6%
Raytheon Technologies Corp.	194,519	13,910,054	2.1%
Roper Technologies, Inc.	15,670	6,755,180	1.0%
United Rentals, Inc. (A)	69,814	16,190,565	2.4%
OTHER SECURITIES		10,807,328	1.6%
		85,320,038
Information technology - 9.2%
Cognizant Technology Solutions Corp., Class A	146,528	12,007,970	1.8%
Microsoft Corp.	87,443	19,449,072	2.9%
Oracle Corp.	212,159	13,724,566	2.0%
Samsung Electronics Company, Ltd.	158,181	11,812,240	1.8%
OTHER SECURITIES		4,818,384	0.7%
		61,812,232
Materials - 1.0%
LyondellBasell Industries NV, Class A	69,770	6,395,118	1.0%
Real estate - 0.9%		5,846,959	0.9%
TOTAL COMMON STOCKS (Cost $501,428,276)		$659,154,700
SHORT-TERM INVESTMENTS - 2.7%
Repurchase agreement - 2.7%
Barclays Tri-Party Repurchase Agreement dated 12-31-20 at 0.050% to be repurchased at $11,637,065 on 1-4-21, collateralized by $11,525,100 U.S. Treasury Notes, 1.625% due 11-15-22 (valued at $11,869,872)	$11,637,000	11,637,000	1.7%
Fundamental Large Cap Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
	SHORT-TERM INVESTMENTS (continued)
	Repurchase agreement (continued)
Repurchase Agreement with State Street Corp. dated 12-31-20 at 0.000% to be repurchased at $6,404,000 on 1-4-21, collateralized by $6,539,700 U.S. Treasury Bills, 0.000% due 12-30-21 (valued at $6,532,094)	$6,404,000	$6,404,000	1.0%
		18,041,000
	TOTAL SHORT-TERM INVESTMENTS (Cost $18,041,000)	$18,041,000
	Total Investments (Fundamental Large Cap Value Trust) (Cost $519,469,276) - 100.4%	$677,195,700	100.4%
	Other assets and liabilities, net - (0.4)%	(2,469,107)	(0.4)%
	TOTAL NET ASSETS - 100.0%	$674,726,593	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
Global Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 96.1%
France - 10.3%
Capgemini SE	44,792	$6,967,460	2.1%
Cie Generale des Etablissements Michelin SCA	76,616	9,864,774	2.9%
Danone SA	140,402	9,239,261	2.8%
Sanofi	52,394	5,078,154	1.5%
TOTAL SE	76,215	3,289,590	1.0%
		34,439,239
Ireland - 3.6%
Accenture PLC, Class A	10,123	2,644,229	0.8%
CRH PLC	225,260	9,579,480	2.8%
		12,223,709
Japan - 2.6%
FANUC Corp.	18,871	4,658,290	1.4%
Mitsubishi Estate Company, Ltd.	252,369	4,056,287	1.2%
		8,714,577
Netherlands - 10.8%
Akzo Nobel NV	48,540	5,209,990	1.6%
Heineken NV	76,989	8,569,564	2.6%
Koninklijke Ahold Delhaize NV	383,645	10,823,072	3.2%
Koninklijke Philips NV (A)	126,373	6,807,362	2.0%
Wolters Kluwer NV	57,207	4,821,119	1.4%
		36,231,107
Switzerland - 6.2%
Chubb, Ltd.	31,877	4,906,508	1.4%
Novartis AG	99,151	9,335,855	2.8%
Roche Holding AG	19,259	6,707,882	2.0%
		20,950,245
United Kingdom - 11.3%
Amcor PLC, CHESS Depositary Interest	561,293	6,665,484	2.0%
Associated British Foods PLC (A)	189,888	5,862,744	1.7%

The accompanying notes are an integral part of the financial statements.	62

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Global Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
United Kingdom (continued)
Direct Line Insurance Group PLC	811,077	$3,547,420	1.1%
Ferguson PLC	37,331	4,535,739	1.3%
Tesco PLC	2,101,394	6,631,521	2.0%
Unilever PLC	176,194	10,668,673	3.2%
		37,911,581
United States - 51.3%
Alphabet, Inc., Class A (A)	8,463	14,832,588	4.4%
Apple, Inc.	101,343	13,447,203	4.0%
Applied Materials, Inc.	63,378	5,469,521	1.6%
Arthur J. Gallagher & Company	52,022	6,435,642	1.9%
AutoZone, Inc. (A)	7,954	9,428,990	2.8%
Colgate-Palmolive Company	29,371	2,511,514	0.7%
Comcast Corp., Class A	189,479	9,928,700	3.0%
Electronic Arts, Inc.	28,490	4,091,164	1.2%
F5 Networks, Inc. (A)	14,321	2,519,637	0.7%
Fortune Brands Home & Security, Inc.	43,362	3,716,991	1.1%
Intel Corp.	80,302	4,000,646	1.2%
Johnson & Johnson	74,470	11,720,089	3.5%
Johnson Controls International PLC	77,055	3,589,992	1.1%
JPMorgan Chase & Co.	36,712	4,664,994	1.4%
Kimberly-Clark Corp.	21,473	2,895,205	0.9%
Merck & Company, Inc.	85,966	7,032,019	2.1%
Microsoft Corp.	66,369	14,761,793	4.4%
Northrop Grumman Corp.	18,476	5,630,007	1.7%
Oracle Corp.	167,162	10,813,710	3.2%
Otis Worldwide Corp.	37,381	2,525,087	0.7%
Philip Morris International, Inc.	84,590	7,003,206	2.1%
Global Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
United States (continued)
Stanley Black & Decker, Inc.	15,134	$2,702,327	0.8%
Starbucks Corp.	37,480	4,009,610	1.2%
The Home Depot, Inc.	16,695	4,434,526	1.3%
Verizon Communications, Inc.	191,778	11,266,958	3.3%
Waste Management, Inc.	27,595	3,254,278	1.0%
		172,686,397
TOTAL COMMON STOCKS (Cost $260,226,488)		$323,156,855
PREFERRED SECURITIES - 3.6%
South Korea - 3.6%
Samsung Electronics Company, Ltd.	179,970	12,208,618	3.6%
TOTAL PREFERRED SECURITIES (Cost $7,074,746)		$12,208,618
ESCROW CERTIFICATES - 0.0%		11,199	0.0%
TOTAL ESCROW CERTIFICATES (Cost $0)		$11,199
SHORT-TERM INVESTMENTS - 0.6%
Short-term funds - 0.6%		2,029,576	0.6%
TOTAL SHORT-TERM INVESTMENTS (Cost $2,029,576)		$2,029,576
Total Investments (Global Trust) (Cost $269,330,810) - 100.3%		$337,406,248	100.3%
Other assets and liabilities, net - (0.3)%		(1,021,474)	(0.3)%
TOTAL NET ASSETS - 100.0%		$336,384,774	100.0%
Security Abbreviations and Legend
(A)	Non-income producing security.

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	9,774,973	EUR	8,101,171	SSB	1/27/2021	—	$(127,175)
USD	11,412,415	EUR	9,633,038	TD	1/27/2021	—	(362,151)
						—	$(489,326)
Derivatives Currency Abbreviations
EUR	Euro
USD	U.S. Dollar
Derivatives Abbreviations
OTC	Over-the-counter
SSB	State Street Bank and Trust Company
TD	The Toronto-Dominion Bank

See Notes to financial statements regarding investment transactions and other derivatives information.
Health Sciences Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 98.4%
Consumer discretionary - 0.1%		$384,758	0.1%
Financials - 0.3%		931,956	0.3%
Health care - 97.9%
AbbVie, Inc.	52,794	5,656,877	1.7%
Health Sciences Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Health care (continued)
ACADIA Pharmaceuticals, Inc. (A)	38,308	$2,047,946	0.6%
Acceleron Pharma, Inc. (A)	28,207	3,608,804	1.1%
Agilent Technologies, Inc.	42,444	5,029,190	1.5%

The accompanying notes are an integral part of the financial statements.	63

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Health care (continued)
Alnylam Pharmaceuticals, Inc. (A)	18,674	$2,427,060	0.7%
Amgen, Inc.	17,508	4,025,439	1.2%
Anthem, Inc.	15,795	5,071,617	1.6%
Argenx SE, ADR (A)	14,188	4,172,549	1.3%
Ascendis Pharma A/S, ADR (A)	17,096	2,851,271	0.9%
AstraZeneca PLC, ADR	95,860	4,792,041	1.5%
Avantor, Inc. (A)	67,842	1,909,752	0.6%
Becton, Dickinson and Company	24,328	6,087,352	1.9%
BeiGene, Ltd., ADR (A)	7,365	1,903,042	0.6%
Biogen, Inc. (A)	12,285	3,008,105	0.9%
Bruker Corp.	35,931	1,944,945	0.6%
Centene Corp. (A)	87,315	5,241,519	1.6%
Cigna Corp.	28,090	5,847,776	1.8%
Daiichi Sankyo Company, Ltd.	56,200	1,925,984	0.6%
Danaher Corp.	38,972	8,657,240	2.7%
Denali Therapeutics, Inc. (A)	34,130	2,858,729	0.9%
DexCom, Inc. (A)	6,873	2,541,086	0.8%
Eli Lilly & Company	51,637	8,718,391	2.7%
Exact Sciences Corp. (A)	25,393	3,364,319	1.0%
Exelixis, Inc. (A)	99,496	1,996,885	0.6%
Fate Therapeutics, Inc. (A)	22,603	2,055,291	0.6%
HCA Healthcare, Inc.	25,371	4,172,515	1.3%
Hologic, Inc. (A)	54,712	3,984,675	1.2%
Humana, Inc.	14,957	6,136,408	1.9%
Incyte Corp. (A)	48,961	4,258,628	1.3%
Intuitive Surgical, Inc. (A)	14,682	12,011,344	3.7%
Iovance Biotherapeutics, Inc. (A)	47,436	2,201,030	0.7%
Kodiak Sciences, Inc. (A)	21,443	3,150,191	1.0%
Merck & Company, Inc.	112,876	9,233,257	2.8%
Mirati Therapeutics, Inc. (A)	9,293	2,041,115	0.6%
Moderna, Inc. (A)	18,896	1,974,065	0.6%
Molina Healthcare, Inc. (A)	12,338	2,624,046	0.8%
Neurocrine Biosciences, Inc. (A)	20,015	1,918,438	0.6%
Penumbra, Inc. (A)	10,676	1,868,300	0.6%
Regeneron Pharmaceuticals, Inc. (A)	9,456	4,568,288	1.4%
Roche Holding AG	10,189	3,548,813	1.1%
Royalty Pharma PLC, Class A	37,249	1,864,312	0.6%
Seagen, Inc. (A)	22,743	3,983,209	1.2%
Stryker Corp.	32,419	7,943,952	2.4%
Teleflex, Inc.	5,980	2,461,189	0.8%
Thermo Fisher Scientific, Inc.	26,427	12,309,168	3.8%
Ultragenyx Pharmaceutical, Inc. (A)	25,313	3,504,079	1.1%
UnitedHealth Group, Inc.	54,936	19,264,949	5.9%
Veeva Systems, Inc., Class A (A)	7,778	2,117,561	0.7%
Vertex Pharmaceuticals, Inc. (A)	35,646	8,424,576	2.6%
West Pharmaceutical Services, Inc.	10,461	2,963,706	0.9%
OTHER SECURITIES		92,618,438	28.3%
		318,889,462
Information technology - 0.1%		214,075	0.1%
TOTAL COMMON STOCKS (Cost $206,072,180)		$320,420,251
PREFERRED SECURITIES - 1.1%
Consumer discretionary - 0.3%		859,164	0.3%
Health Sciences Trust (continued)
Shares or Principal Amount	Value	% of Net Assets
PREFERRED SECURITIES (continued)
Health care - 0.5%	$1,791,697	0.5%
Information technology - 0.3%	862,348	0.3%
TOTAL PREFERRED SECURITIES (Cost $1,168,265)	$3,513,209
RIGHTS - 0.0%	67,765	0.0%
TOTAL RIGHTS (Cost $263,381)	$67,765
WARRANTS - 0.0%	21,176	0.0%
TOTAL WARRANTS (Cost $7,214)	$21,176
SHORT-TERM INVESTMENTS - 0.4%
Short-term funds - 0.4%	1,409,044	0.4%
TOTAL SHORT-TERM INVESTMENTS (Cost $1,409,044)	$1,409,044
Total Investments (Health Sciences Trust) (Cost $208,920,084) - 99.9%	$325,431,445	99.9%
Other assets and liabilities, net - 0.1%	165,249	0.1%
TOTAL NET ASSETS - 100.0%	$325,596,694	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
International Equity Index Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 97.2%
Argentina - 0.0%		$290,742	0.0%
Australia - 4.6%
BHP Group, Ltd.	99,346	3,246,090	0.4%
Commonwealth Bank of Australia	60,585	3,850,908	0.5%
CSL, Ltd.	15,539	3,395,158	0.4%
OTHER SECURITIES		29,190,506	3.3%
		39,682,662
Austria - 0.1%		1,019,867	0.1%
Belgium - 0.6%		5,008,411	0.6%
Brazil - 1.1%		9,953,629	1.1%
Canada - 6.3%
Canadian National Railway Company	24,400	2,682,486	0.3%
Manulife Financial Corp. (A)	68,800	1,224,228	0.2%
Royal Bank of Canada	48,000	3,944,002	0.5%
Shopify, Inc., Class A (B)	3,700	4,177,928	0.5%
The Toronto-Dominion Bank	60,772	3,433,673	0.4%
OTHER SECURITIES		39,517,158	4.4%
		54,979,475
Chile - 0.1%		948,986	0.1%
China - 10.4%
Alibaba Group Holding, Ltd., ADR (B)	63,900	14,871,447	1.7%
China Construction Bank Corp., Class A	15,400	14,794	0.0%
China Construction Bank Corp., H Shares	3,293,914	2,484,530	0.3%
JD.com, Inc., ADR (B)	29,100	2,557,890	0.3%
Meituan, Class B (B)	121,400	4,569,916	0.5%
Ping An Insurance Group Company of China, Ltd., Class A	24,100	320,677	0.1%

The accompanying notes are an integral part of the financial statements.	64

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
China (continued)
Ping An Insurance Group Company of China, Ltd., H Shares	198,790	$2,419,198	0.3%
Tencent Holdings, Ltd.	193,900	13,951,841	1.6%
OTHER SECURITIES		49,476,242	5.6%
		90,666,535
Colombia - 0.0%		248,235	0.0%
Czech Republic - 0.0%		338,631	0.0%
Denmark - 1.6%
Novo Nordisk A/S, B Shares	58,071	4,050,985	0.5%
OTHER SECURITIES		9,706,442	1.1%
		13,757,427
Egypt - 0.0%		194,853	0.0%
Finland - 0.8%		6,821,497	0.8%
France - 6.8%
Air Liquide SA	16,360	2,682,155	0.3%
L'Oreal SA	8,487	3,238,214	0.4%
LVMH Moet Hennessy Louis Vuitton SE (C)	9,362	5,860,590	0.7%
Sanofi	38,211	3,703,503	0.4%
Schneider Electric SE	17,545	2,535,718	0.3%
Schneider Electric SE (Euronext London Exchange)	623	91,930	0.0%
TOTAL SE	85,421	3,686,939	0.4%
OTHER SECURITIES		37,313,231	4.3%
		59,112,280
Germany - 5.5%
Allianz SE	14,252	3,501,310	0.4%
BASF SE	30,975	2,448,332	0.3%
SAP SE	35,216	4,561,106	0.5%
Siemens AG	26,136	3,764,776	0.4%
OTHER SECURITIES		33,110,220	3.9%
		47,385,744
Greece - 0.0%		361,869	0.0%
Hong Kong - 2.9%
AIA Group, Ltd.	407,800	4,969,501	0.6%
OTHER SECURITIES		20,157,334	2.3%
		25,126,835
Hungary - 0.1%		537,261	0.1%
India - 2.6%
Reliance Industries, Ltd.	7,646	207,673	0.0%
Reliance Industries, Ltd., GDR (D)	44,280	2,414,164	0.3%
OTHER SECURITIES		19,574,890	2.3%
		22,196,727
Indonesia - 0.4%		3,603,536	0.4%
Ireland - 0.7%		5,745,304	0.7%
Isle of Man - 0.0%		352,887	0.0%
Israel - 0.4%		3,153,199	0.4%
Italy - 1.3%
Enel SpA	277,869	2,827,227	0.3%
OTHER SECURITIES		8,639,656	1.0%
		11,466,883
Japan - 15.9%
Keyence Corp.	6,196	3,485,356	0.4%
Nintendo Company, Ltd.	3,800	2,439,377	0.3%
SoftBank Group Corp.	52,900	4,106,896	0.5%
Sony Corp.	42,500	4,282,644	0.5%
Toyota Motor Corp.	71,480	5,516,120	0.7%
International Equity Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Japan (continued)
OTHER SECURITIES		$118,592,514	13.5%
		138,422,907
Jordan - 0.0%		173,984	0.0%
Luxembourg - 0.2%		1,564,752	0.2%
Macau - 0.1%		494,647	0.1%
Malaysia - 0.5%		4,107,282	0.5%
Mexico - 0.5%		4,637,525	0.5%
Netherlands - 3.0%
ASML Holding NV	14,355	6,950,322	0.8%
Royal Dutch Shell PLC, A Shares	138,310	2,425,463	0.3%
Royal Dutch Shell PLC, B Shares	128,654	2,180,524	0.3%
OTHER SECURITIES		14,525,790	1.6%
		26,082,099
New Zealand - 0.2%		2,067,919	0.2%
Norway - 0.4%		3,423,191	0.4%
Peru - 0.1%		684,680	0.1%
Philippines - 0.2%		1,943,997	0.2%
Poland - 0.2%		1,896,211	0.2%
Portugal - 0.1%		897,418	0.1%
Romania - 0.0%		94,981	0.0%
Russia - 0.8%		6,963,492	0.8%
Saudi Arabia - 0.7%		6,241,649	0.7%
Singapore - 0.7%		5,931,386	0.7%
South Africa - 1.1%
Naspers, Ltd., N Shares	14,944	3,060,153	0.4%
OTHER SECURITIES		6,226,402	0.7%
		9,286,555
South Korea - 3.8%
Samsung Electronics Company, Ltd.	161,060	12,027,239	1.4%
OTHER SECURITIES		21,165,897	2.4%
		33,193,136
Spain - 1.6%
Iberdrola SA	206,797	2,971,716	0.4%
OTHER SECURITIES		10,648,452	1.2%
		13,620,168
Sweden - 2.1%		17,871,120	2.1%
Switzerland - 6.3%
Nestle SA	97,159	11,485,293	1.3%
Novartis AG	74,879	7,050,453	0.8%
Roche Holding AG	23,693	8,252,238	1.0%
OTHER SECURITIES		27,909,987	3.2%
		54,697,971
Taiwan - 3.8%
Taiwan Semiconductor Manufacturing Company, Ltd.	831,227	15,724,752	1.8%
OTHER SECURITIES		16,823,706	2.0%
		32,548,458
Thailand - 0.5%		4,584,537	0.5%
Turkey - 0.1%		967,880	0.1%
United Arab Emirates - 0.0%		928	0.0%
United Kingdom - 7.9%
AstraZeneca PLC	44,832	4,470,354	0.5%
BP PLC	683,369	2,358,135	0.3%
British American Tobacco PLC	77,371	2,873,322	0.3%

The accompanying notes are an integral part of the financial statements.	65

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
United Kingdom (continued)
Diageo PLC	78,828	$3,119,133	0.4%
GlaxoSmithKline PLC	169,205	3,096,113	0.4%
HSBC Holdings PLC	686,857	3,547,789	0.4%
Rio Tinto PLC	37,839	2,848,264	0.3%
Unilever PLC	39,481	2,367,825	0.3%
Unilever PLC	49,466	2,995,202	0.3%
OTHER SECURITIES		40,623,019	4.7%
		68,299,156
United States - 0.1%		493,548	0.1%
TOTAL COMMON STOCKS (Cost $596,150,916)		$844,145,052
PREFERRED SECURITIES - 1.0%
Brazil - 0.4%		3,430,162	0.4%
Germany - 0.4%		3,056,113	0.4%
South Korea - 0.2%
Samsung Electronics Company, Ltd.	27,790	1,885,189	0.2%
OTHER SECURITIES		245,394	0.0%
		2,130,583
TOTAL PREFERRED SECURITIES (Cost $6,883,197)		$8,616,858
RIGHTS - 0.0%		23,524	0.0%
TOTAL RIGHTS (Cost $18,424)		$23,524
WARRANTS - 0.0%		9,299	0.0%
TOTAL WARRANTS (Cost $0)		$9,299
SHORT-TERM INVESTMENTS - 3.1%
Short-term funds - 3.1%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 0.0100% (E)	5,708,689	5,708,689	0.7%
John Hancock Collateral Trust, 0.1386% (E)(F)	2,093,873	20,951,501	2.4%
TOTAL SHORT-TERM INVESTMENTS (Cost $26,662,312)		$26,660,190
Total Investments (International Equity Index Trust) (Cost $629,714,849) - 101.3%		$879,454,923	101.3%
Other assets and liabilities, net - (1.3)%		(11,176,457)	(1.3)%
TOTAL NET ASSETS - 100.0%		$868,278,466	100.0%
International Equity Index Trust (continued)
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 12-31-20.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	The rate shown is the annualized seven-day yield as of 12-31-20.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	1	Long	Mar 2021	$104,178	$106,570	$2,392
Mini MSCI Emerging Markets Index Futures	286	Long	Mar 2021	17,807,074	18,416,970	609,896
						$612,288
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	66

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

International Small Company Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 98.2%
Australia - 6.9%
OZ Minerals, Ltd.	17,975	$262,587	0.2%
OTHER SECURITIES		7,765,173	6.7%
		8,027,760
Austria - 1.8%
ams AG (A)	11,999	261,451	0.2%
Wienerberger AG	6,968	222,195	0.2%
OTHER SECURITIES		1,636,476	1.4%
		2,120,122
Belgium - 1.4%		1,625,016	1.4%
Bermuda - 0.1%		113,477	0.1%
Cambodia - 0.0%		10,508	0.0%
Canada - 10.3%
Cameco Corp.	8,472	113,479	0.1%
Cameco Corp. (New York Stock Exchange)	6,280	84,152	0.1%
SSR Mining, Inc. (A)(B)	12,740	255,821	0.2%
TFI International, Inc. (B)	3,885	200,003	0.2%
Yamana Gold, Inc.	34,116	194,849	0.2%
OTHER SECURITIES		11,204,866	9.5%
		12,053,170
China - 0.1%		58,699	0.1%
Denmark - 2.5%
Pandora A/S	4,061	454,500	0.4%
Royal Unibrew A/S	2,332	270,043	0.2%
SimCorp A/S	2,011	298,988	0.3%
OTHER SECURITIES		1,885,719	1.6%
		2,909,250
Finland - 2.8%
Huhtamaki OYJ	4,921	255,200	0.2%
Metso Outotec OYJ	32,867	330,238	0.3%
Nokian Renkaat OYJ	6,362	224,073	0.2%
Orion OYJ, Class A	1,226	56,015	0.1%
Orion OYJ, Class B	4,866	223,518	0.2%
OTHER SECURITIES		2,168,498	1.8%
		3,257,542
France - 3.8%
Rexel SA (A)	15,736	248,365	0.2%
SOITEC (A)	1,176	228,053	0.2%
OTHER SECURITIES		3,947,344	3.4%
		4,423,762
Gabon - 0.0%		3,222	0.0%
Georgia - 0.0%		54,212	0.0%
Germany - 6.1%
Commerzbank AG (A)	34,135	220,595	0.2%
CTS Eventim AG & Company KGaA (A)	2,927	195,643	0.2%
GEA Group AG	6,434	230,125	0.2%
LANXESS AG	4,224	321,236	0.3%
Rheinmetall AG	2,219	234,941	0.2%
TAG Immobilien AG (A)	6,907	220,415	0.2%
OTHER SECURITIES		5,638,272	4.8%
		7,061,227
Gibraltar - 0.0%		47,871	0.0%
Greece - 0.0%		74	0.0%
Guernsey, Channel Islands - 0.0%		21,447	0.0%
Hong Kong - 2.3%		2,662,259	2.3%
Ireland - 0.5%		585,107	0.5%
Isle of Man - 0.1%		117,604	0.1%
Israel - 1.3%		1,545,973	1.3%
International Small Company Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Italy - 3.4%
Banco BPM SpA (A)	97,273	$215,823	0.2%
OTHER SECURITIES		3,702,025	3.2%
		3,917,848
Japan - 21.7%		25,236,578	21.7%
Jersey, Channel Islands - 0.1%		165,817	0.1%
Liechtenstein - 0.1%		66,753	0.1%
Luxembourg - 0.4%		480,800	0.4%
Malaysia - 0.1%		127,030	0.1%
Malta - 0.1%		80,760	0.1%
Monaco - 0.1%		138,525	0.1%
Netherlands - 3.0%
Aalberts NV	5,101	226,967	0.2%
ASR Nederland NV	6,590	263,671	0.2%
BE Semiconductor Industries NV	3,676	220,747	0.2%
Euronext NV (C)	1,976	217,655	0.2%
IMCD NV	2,703	344,036	0.3%
Signify NV (A)(C)	6,210	260,733	0.2%
OTHER SECURITIES		1,973,252	1.7%
		3,507,061
New Zealand - 0.7%		778,359	0.7%
Norway - 1.0%		1,136,527	1.0%
Peru - 0.0%		47,110	0.0%
Portugal - 0.3%		340,178	0.3%
Russia - 0.1%		84,084	0.1%
Singapore - 1.2%		1,418,210	1.2%
South Africa - 0.1%		81,258	0.1%
Spain - 2.1%
Acciona SA	1,362	194,890	0.2%
OTHER SECURITIES		2,259,219	1.9%
		2,454,109
Sweden - 3.8%		4,428,290	3.8%
Switzerland - 6.4%
Belimo Holding AG	25	217,188	0.2%
Bucher Industries AG	428	196,308	0.2%
Georg Fischer AG	248	320,074	0.3%
PSP Swiss Property AG	2,174	289,617	0.3%
SIG Combibloc Group AG (A)	8,692	202,379	0.2%
VAT Group AG (C)	1,510	377,963	0.3%
OTHER SECURITIES		5,819,587	4.9%
		7,423,116
Taiwan - 0.0%		0	0.0%
United Kingdom - 13.0%
Bellway PLC	5,716	230,771	0.2%
Dialog Semiconductor PLC (A)	4,280	233,229	0.2%
Diploma PLC	6,822	203,983	0.2%
Electrocomponents PLC	21,951	261,006	0.2%
G4S PLC (A)	73,635	255,773	0.2%
Games Workshop Group PLC	2,802	429,047	0.4%
IG Group Holdings PLC	18,323	215,243	0.2%
IMI PLC	13,430	214,013	0.2%
Royal Mail PLC (A)	44,161	203,538	0.2%
Signature Aviation PLC (A)	44,224	233,076	0.2%
Spectris PLC	6,138	236,414	0.2%
Tate & Lyle PLC	23,148	213,291	0.2%
The Weir Group PLC (A)	7,114	193,427	0.2%
Travis Perkins PLC (A)	13,094	241,070	0.2%

The accompanying notes are an integral part of the financial statements.	67

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
United Kingdom (continued)
OTHER SECURITIES		$11,811,140	10.0%
		15,175,021
United States - 0.5%		592,862	0.5%
TOTAL COMMON STOCKS (Cost $109,777,705)		$114,378,598
PREFERRED SECURITIES - 0.3%
Germany - 0.3%		388,084	0.3%
TOTAL PREFERRED SECURITIES (Cost $280,157)		$388,084
WARRANTS - 0.0%		217	0.0%
TOTAL WARRANTS (Cost $0)		$217
SHORT-TERM INVESTMENTS - 6.7%
Short-term funds - 6.7%
John Hancock Collateral Trust, 0.1386% (D)(E)	779,844	7,803,195	6.7%
TOTAL SHORT-TERM INVESTMENTS (Cost $7,804,623)		$7,803,195
Total Investments (International Small Company Trust) (Cost $117,862,485) - 105.2%		$122,570,094	105.2%
Other assets and liabilities, net - (5.2)%		(6,044,981)	(5.2)%
TOTAL NET ASSETS - 100.0%		$116,525,113	100.0%
International Small Company Trust (continued)
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-20.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 12-31-20.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	9	Long	Mar 2021	$949,615	$959,130	$9,515
						$9,515
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Lifestyle Aggressive Portfolio
	Shares or Principal Amount	Value	% of Net Assets
AFFILIATED INVESTMENT COMPANIES (A) - 82.5%
Equity - 82.5%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	1,495,048	$31,366,104	82.5%
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $27,974,956)		$31,366,104
UNAFFILIATED INVESTMENT COMPANIES - 17.6%
Exchange-traded funds - 17.6%
Financial Select Sector SPDR Fund	23,155	682,609	1.8%
Vanguard Energy ETF	9,054	469,540	1.3%
Vanguard FTSE Emerging Markets ETF	40,214	2,015,124	5.3%
Vanguard Health Care ETF	1,185	265,120	0.7%
Vanguard Information Technology ETF	2,667	943,558	2.5%
Vanguard Materials ETF	1,014	159,168	0.4%
Lifestyle Aggressive Portfolio (continued)
	Shares or Principal Amount	Value	% of Net Assets
UNAFFILIATED INVESTMENT COMPANIES (continued)
Exchange-traded funds (continued)
Vanguard Mid-Cap ETF	5,521	$1,141,577	3.0%
Vanguard Real Estate ETF	4,448	377,769	1.0%
Vanguard Small-Cap ETF	3,146	612,463	1.6%
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $5,281,378)		$6,666,928

The accompanying notes are an integral part of the financial statements.	68

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Lifestyle Aggressive Portfolio (continued)
	Shares or Principal Amount	Value	% of Net Assets
	SHORT-TERM INVESTMENTS - 0.0%
	Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0300% (C)	11,327	$11,327	0.0%
	TOTAL SHORT-TERM INVESTMENTS (Cost $11,327)	$11,327
	Total Investments (Lifestyle Aggressive Portfolio) (Cost $33,267,661) - 100.1%	$38,044,359	100.1%
	Other assets and liabilities, net - (0.1)%	(26,783)	(0.1)%
	TOTAL NET ASSETS - 100.0%	$38,017,576	100.0%
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 12-31-20.
Lifestyle Balanced Portfolio
	Shares or Principal Amount	Value	% of Net Assets
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 50.5%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	27,392,919	$574,703,440	50.5%
Fixed income - 49.5%
Select Bond, Series NAV, JHVIT (MIM US) (B)	38,570,432	562,356,901	49.5%
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,006,605,288)		$1,137,060,341
Total Investments (Lifestyle Balanced Portfolio) (Cost $1,006,605,288) - 100.0%		$1,137,060,341	100.0%
Other assets and liabilities, net - (0.0)%		(34,946)	(0.0)%
TOTAL NET ASSETS - 100.0%		$1,137,025,395	100.0%
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
Lifestyle Conservative Portfolio
	Shares or Principal Amount	Value	% of Net Assets
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 20.1%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	2,233,545	$46,859,783	20.1%
Lifestyle Conservative Portfolio (continued)
	Shares or Principal Amount	Value	% of Net Assets
	AFFILIATED INVESTMENT COMPANIES (continued)
	Fixed income - 79.9%
Select Bond, Series NAV, JHVIT (MIM US) (B)	12,813,018	$186,813,798	79.9%
	TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $217,417,363)	$233,673,581
	Total Investments (Lifestyle Conservative Portfolio) (Cost $217,417,363) - 100.0%	$233,673,581	100.0%
	Other assets and liabilities, net - (0.0)%	(16,177)	(0.0)%
	TOTAL NET ASSETS - 100.0%	$233,657,404	100.0%
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
Lifestyle Growth Portfolio
	Shares or Principal Amount	Value	% of Net Assets
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 71.3%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	214,294,601	$4,495,884,799	71.3%
Fixed income - 28.7%
Select Bond, Series NAV, JHVIT (MIM US) (B)	123,852,426	1,805,768,365	28.7%
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $5,398,265,197)		$6,301,653,164
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0300% (C)	11	11	0.0%
TOTAL SHORT-TERM INVESTMENTS (Cost $11)		$11
Total Investments (Lifestyle Growth Portfolio) (Cost $5,398,265,208) - 100.0%		$6,301,653,175	100.0%
Other assets and liabilities, net - (0.0)%		(127,241)	(0.0)%
TOTAL NET ASSETS - 100.0%		$6,301,525,934	100.0%
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 12-31-20.
Lifestyle Moderate Portfolio
	Shares or Principal Amount	Value	% of Net Assets
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 40.4%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	6,852,437	$143,764,119	40.4%

The accompanying notes are an integral part of the financial statements.	69

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Lifestyle Moderate Portfolio (continued)
	Shares or Principal Amount	Value	% of Net Assets
	AFFILIATED INVESTMENT COMPANIES (continued)
	Fixed income - 59.6%
Select Bond, Series NAV, JHVIT (MIM US) (B)	14,570,645	$212,440,006	59.6%
	TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $321,722,784)	$356,204,125
	Total Investments (Lifestyle Moderate Portfolio) (Cost $321,722,784) - 100.0%	$356,204,125	100.0%
	Other assets and liabilities, net - (0.0)%	(18,762)	(0.0)%
	TOTAL NET ASSETS - 100.0%	$356,185,363	100.0%
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
Mid Cap Index Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 98.7%
Communication services - 1.7%
Cable One, Inc.	3,391	$7,554,199	0.6%
OTHER SECURITIES		14,754,085	1.1%
		22,308,284
Consumer discretionary - 14.0%
Caesars Entertainment, Inc. (A)	130,226	9,671,885	0.7%
Five Below, Inc. (A)	34,920	6,110,302	0.5%
Lear Corp.	34,107	5,424,036	0.4%
Penn National Gaming, Inc. (A)	92,264	7,968,842	0.6%
Service Corp. International	108,006	5,303,095	0.4%
OTHER SECURITIES		147,731,981	11.4%
		182,210,141
Consumer staples - 3.6%
Darling Ingredients, Inc. (A)	101,269	5,841,196	0.5%
The Boston Beer Company, Inc., Class A (A)	5,722	5,689,327	0.4%
OTHER SECURITIES		34,944,923	2.7%
		46,475,446
Energy - 1.2%		15,686,925	1.2%
Financials - 14.8%
Alleghany Corp.	8,948	5,401,818	0.4%
Brown & Brown, Inc.	147,444	6,990,320	0.5%
FactSet Research Systems, Inc.	23,764	7,901,530	0.6%
RenaissanceRe Holdings, Ltd.	31,785	5,270,589	0.4%
OTHER SECURITIES		168,140,206	12.9%
		193,704,463
Health care - 10.9%
Amedisys, Inc. (A)	20,519	6,018,838	0.5%
Bio-Techne Corp.	24,130	7,662,482	0.6%
Charles River Laboratories International, Inc. (A)	31,094	7,769,147	0.6%
Chemed Corp.	9,999	5,325,567	0.4%
Jazz Pharmaceuticals PLC (A)	34,835	5,749,517	0.4%
Masimo Corp. (A)	31,657	8,496,106	0.7%
Molina Healthcare, Inc. (A)	37,084	7,887,025	0.6%
Repligen Corp. (A)	31,463	6,029,255	0.5%
OTHER SECURITIES		87,508,139	6.6%
		142,446,076
Industrials - 17.5%
Builders FirstSource, Inc. (A)	129,091	5,268,204	0.4%
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Industrials (continued)
Generac Holdings, Inc. (A)	39,307	$8,938,805	0.7%
Graco, Inc.	104,716	7,576,203	0.6%
Hubbell, Inc.	33,900	5,315,181	0.4%
IAA, Inc. (A)	84,137	5,467,222	0.4%
Lennox International, Inc.	21,774	5,965,423	0.5%
Nordson Corp.	33,761	6,784,273	0.5%
Sunrun, Inc. (A)	97,631	6,773,639	0.5%
The Toro Company	67,116	6,365,281	0.5%
Trex Company, Inc. (A)	72,398	6,061,161	0.5%
XPO Logistics, Inc. (A)	57,152	6,812,518	0.5%
OTHER SECURITIES		156,436,913	12.0%
		227,764,823
Information technology - 17.1%
Ceridian HCM Holding, Inc. (A)	81,281	8,661,303	0.7%
Cognex Corp.	109,199	8,767,042	0.7%
Cree, Inc. (A)	68,894	7,295,875	0.6%
Enphase Energy, Inc. (A)	78,993	13,860,903	1.1%
Fair Isaac Corp. (A)	18,215	9,308,594	0.7%
Monolithic Power Systems, Inc.	26,518	9,711,687	0.7%
PTC, Inc. (A)	65,643	7,851,559	0.6%
SolarEdge Technologies, Inc. (A)	32,026	10,220,137	0.8%
Trimble, Inc. (A)	156,431	10,444,889	0.8%
Universal Display Corp.	26,801	6,158,870	0.5%
WEX, Inc. (A)	27,572	5,611,729	0.4%
OTHER SECURITIES		125,152,893	9.5%
		223,045,481
Materials - 5.6%
AptarGroup, Inc.	40,498	5,543,771	0.4%
RPM International, Inc.	81,217	7,372,879	0.6%
OTHER SECURITIES		59,987,064	4.6%
		72,903,714
Real estate - 8.9%
Camden Property Trust	60,920	6,087,126	0.5%
CyrusOne, Inc.	75,330	5,510,390	0.4%
Medical Properties Trust, Inc.	335,184	7,303,659	0.6%
OTHER SECURITIES		96,977,475	7.4%
		115,878,650
Utilities - 3.4%
Essential Utilities, Inc.	139,595	6,601,448	0.5%
OTHER SECURITIES		37,236,324	2.9%
		43,837,772
TOTAL COMMON STOCKS (Cost $1,008,798,874)		$1,286,261,775
SHORT-TERM INVESTMENTS - 2.5%
U.S. Government Agency - 0.8%
Federal Home Loan Bank Discount Note, 0.040%, 02/19/2021 *	$10,000,000	9,998,978	0.8%
Short-term funds - 0.5%
John Hancock Collateral Trust, 0.1386% (B)(C)	717,391	7,178,283	0.5%

The accompanying notes are an integral part of the financial statements.	70

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
	SHORT-TERM INVESTMENTS (continued)
	Repurchase agreement - 1.2%
Repurchase Agreement with State Street Corp. dated 12-31-20 at 0.000% to be repurchased at $15,868,000 on 1-4-21, collateralized by $16,204,300 U.S. Treasury Bills, 0.000% due 12-30-21 (valued at $16,185,454)	$15,868,000	$15,868,000	1.2%
	TOTAL SHORT-TERM INVESTMENTS (Cost $33,046,205)	$33,045,261
	Total Investments (Mid Cap Index Trust) (Cost $1,041,845,079) - 101.2%	$1,319,307,036	101.2%
	Other assets and liabilities, net - (1.2)%	(15,341,714)	(1.2)%
	TOTAL NET ASSETS - 100.0%	$1,303,965,322	100.0%
Mid Cap Index Trust (continued)
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 12-31-20.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P Mid 400 Index E-Mini Futures	90	Long	Mar 2021	$20,311,746	$20,731,500	$419,754
						$419,754
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Mid Cap Stock Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 95.1%
Communication services - 9.4%
Match Group, Inc. (A)	223,818	$33,839,043	3.4%
Snap, Inc., Class A (A)	369,842	18,517,989	1.9%
Spotify Technology SA (A)	79,229	24,930,197	2.5%
Twitter, Inc. (A)	287,215	15,552,692	1.6%
		92,839,921
Consumer discretionary - 24.5%
Burlington Stores, Inc. (A)	114,701	30,000,047	3.0%
Chegg, Inc. (A)	271,590	24,532,725	2.5%
DraftKings, Inc., Class A (A)	575,211	26,781,824	2.7%
Five Below, Inc. (A)	117,869	20,624,718	2.1%
Floor & Decor Holdings, Inc., Class A (A)	230,494	21,401,368	2.2%
Lennar Corp., A Shares	232,965	17,758,922	1.8%
Lululemon Athletica, Inc. (A)	57,515	20,016,945	2.0%
Ollie's Bargain Outlet Holdings, Inc. (A)	100,194	8,192,863	0.8%
Penn National Gaming, Inc. (A)	128,534	11,101,482	1.1%
Planet Fitness, Inc., Class A (A)	155,957	12,106,942	1.2%
Polaris, Inc.	109,674	10,449,739	1.1%
Ross Stores, Inc.	123,694	15,190,860	1.5%
Thor Industries, Inc.	201,763	18,761,941	1.9%
OTHER SECURITIES		5,304,326	0.6%
		242,224,702
Consumer staples - 3.6%
Monster Beverage Corp. (A)	250,651	23,180,204	2.3%
Mid Cap Stock Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Consumer staples (continued)
The Boston Beer Company, Inc., Class A (A)	12,919	$12,845,233	1.3%
		36,025,437
Financials - 2.7%
Ares Management Corp., Class A	206,065	9,695,358	1.0%
BowX Acquisition Corp. (A)	832,870	8,911,709	0.9%
Churchill Capital Corp. IV (A)	815,670	8,401,401	0.8%
		27,008,468
Health care - 21.5%
ABIOMED, Inc. (A)	66,357	21,512,939	2.2%
Agilent Technologies, Inc.	84,855	10,054,469	1.0%
Align Technology, Inc. (A)	76,667	40,969,314	4.1%
DexCom, Inc. (A)	70,000	25,880,400	2.6%
Elanco Animal Health, Inc. (A)	296,442	9,091,876	0.9%
Exact Sciences Corp. (A)	207,810	27,532,747	2.8%
Insulet Corp. (A)	56,061	14,330,873	1.5%
Kodiak Sciences, Inc. (A)	71,856	10,556,365	1.1%
Multiplan Corp. (A)(B)	1,331,324	10,637,279	1.1%
Tandem Diabetes Care, Inc. (A)	135,746	12,988,177	1.3%
OTHER SECURITIES		29,303,963	2.9%
		212,858,402
Industrials - 5.9%
Copart, Inc. (A)	122,068	15,533,153	1.6%
CoStar Group, Inc. (A)	31,428	29,048,272	2.9%

The accompanying notes are an integral part of the financial statements.	71

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Mid Cap Stock Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Industrials (continued)
Fortive Corp.	190,293	$13,476,550	1.4%
		58,057,975
Information technology - 27.5%
2U, Inc. (A)	291,369	11,657,674	1.2%
Fair Isaac Corp. (A)	56,592	28,920,776	2.9%
GoDaddy, Inc., Class A (A)	250,433	20,773,417	2.1%
Guidewire Software, Inc. (A)	188,050	24,207,677	2.5%
Leidos Holdings, Inc.	188,176	19,781,061	2.0%
Marvell Technology Group, Ltd.	359,097	17,071,471	1.7%
Paycom Software, Inc. (A)	44,375	20,068,594	2.0%
Proofpoint, Inc. (A)	77,137	10,522,258	1.1%
RingCentral, Inc., Class A (A)	61,465	23,293,391	2.4%
Skillz, Inc. (A)	441,168	8,823,360	0.9%
Splunk, Inc. (A)	156,260	26,547,011	2.7%
Square, Inc., Class A (A)	123,153	26,803,019	2.7%
Workday, Inc., Class A (A)	112,874	27,045,739	2.7%
OTHER SECURITIES		6,145,364	0.6%
		271,660,812
TOTAL COMMON STOCKS (Cost $633,170,230)		$940,675,717
PREFERRED SECURITIES - 2.0%
Consumer discretionary - 1.2%		12,030,892	1.2%
Information technology - 0.7%		6,709,860	0.7%
Real estate - 0.1%		1,367,905	0.1%
TOTAL PREFERRED SECURITIES (Cost $14,044,089)		$20,108,657
EXCHANGE-TRADED FUNDS - 0.9%
iShares Russell Mid-Cap Growth ETF (B)	81,344	8,349,962	0.9%
TOTAL EXCHANGE-TRADED FUNDS (Cost $8,134,750)		$8,349,962
SHORT-TERM INVESTMENTS - 2.1%
Short-term funds - 0.8%
John Hancock Collateral Trust, 0.1386% (C)(D)	777,858	7,783,323	0.8%
Repurchase agreement - 1.3%
Deutsche Bank Tri-Party Repurchase Agreement dated 12-31-20 at 0.070% to be repurchased at $12,700,099 on 1-4-21, collateralized by $12,955,000 Federal Home Loan Bank, 0.110% due 5-4-21 (valued at $12,956,069)	$12,700,000	12,700,000	1.3%
TOTAL SHORT-TERM INVESTMENTS (Cost $20,483,610)		$20,483,323
Total Investments (Mid Cap Stock Trust) (Cost $675,832,679) - 100.1%		$989,617,659	100.1%
Other assets and liabilities, net - (0.1)%		(729,236)	(0.1)%
TOTAL NET ASSETS - 100.0%		$988,888,423	100.0%
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-20.
(C)	The rate shown is the annualized seven-day yield as of 12-31-20.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Mid Value Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 97.8%
Communication services - 5.9%
News Corp., Class A	713,874	$12,828,316	2.1%
ViacomCBS, Inc., Class B	259,390	9,664,871	1.6%
OTHER SECURITIES		13,041,660	2.2%
		35,534,847
Consumer discretionary - 3.3%
Ralph Lauren Corp.	64,424	6,683,346	1.1%
OTHER SECURITIES		13,291,158	2.2%
		19,974,504
Consumer staples - 8.6%
Bunge, Ltd.	276,393	18,125,853	3.0%
Flowers Foods, Inc.	562,765	12,735,372	2.1%
Sysco Corp.	127,470	9,465,922	1.6%
The Kraft Heinz Company	158,191	5,482,900	0.9%
OTHER SECURITIES		6,003,088	1.0%
		51,813,135
Energy - 11.1%
Cameco Corp. (New York Stock Exchange)	593,355	7,950,957	1.3%
Canadian Natural Resources, Ltd.	340,713	8,194,148	1.4%
EQT Corp.	929,729	11,816,856	2.0%
Hess Corp.	100,708	5,316,375	0.9%
Imperial Oil, Ltd. (A)	714,022	13,587,839	2.2%
OTHER SECURITIES		20,146,890	3.3%
		67,013,065
Financials - 16.7%
Brighthouse Financial, Inc. (B)	135,338	4,899,912	0.8%
Brown & Brown, Inc.	152,746	7,241,688	1.2%
CNA Financial Corp.	162,259	6,321,611	1.0%
Fifth Third Bancorp	362,407	9,991,561	1.7%
Groupe Bruxelles Lambert SA	66,012	6,653,616	1.1%
Lazard, Ltd., Class A	212,276	8,979,275	1.5%
Loews Corp.	248,407	11,183,283	1.9%
Northern Trust Corp.	92,064	8,574,841	1.4%
State Street Corp.	166,775	12,137,885	2.0%
Westamerica Bancorporation	100,477	5,555,373	0.9%
OTHER SECURITIES		19,181,682	3.2%
		100,720,727
Health care - 15.9%
Baxter International, Inc.	76,147	6,110,035	1.0%
Cardinal Health, Inc.	252,659	13,532,416	2.2%
Covetrus, Inc. (B)	206,377	5,931,275	1.0%
Dentsply Sirona, Inc.	177,034	9,269,500	1.5%
Hologic, Inc. (B)	97,253	7,082,936	1.2%
Patterson Companies, Inc.	393,335	11,654,516	1.9%
Perrigo Company PLC	127,950	5,721,924	1.0%
Select Medical Holdings Corp. (B)	518,659	14,346,108	2.4%
Zimmer Biomet Holdings, Inc.	59,776	9,210,884	1.5%
OTHER SECURITIES		13,264,611	2.2%
		96,124,205
Industrials - 9.1%
AGCO Corp.	60,022	6,187,668	1.0%
CH Robinson Worldwide, Inc.	82,786	7,771,122	1.3%
PACCAR, Inc.	75,940	6,552,103	1.1%
Southwest Airlines Company	111,131	5,179,816	0.8%
Textron, Inc.	247,377	11,955,730	2.0%
OTHER SECURITIES		17,428,553	2.9%
		55,074,992
Information technology - 2.9%
Applied Materials, Inc.	91,696	7,913,365	1.3%
National Instruments Corp.	142,378	6,256,089	1.0%

The accompanying notes are an integral part of the financial statements.	72

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Information technology (continued)
OTHER SECURITIES		$3,515,409	0.6%
		17,684,863
Materials - 11.6%
Cia de Minas Buenaventura SAA, ADR (B)	524,653	6,395,520	1.1%
Corteva, Inc.	202,405	7,837,122	1.3%
Franco-Nevada Corp.	71,873	9,011,651	1.5%
Freeport-McMoRan, Inc.	442,870	11,523,477	1.9%
Fresnillo PLC	593,799	9,171,579	1.5%
Westlake Chemical Corp.	71,712	5,851,699	1.0%
OTHER SECURITIES		19,891,335	3.3%
		69,682,383
Real estate - 7.2%
Rayonier, Inc.	335,060	9,844,063	1.6%
Weyerhaeuser Company	384,469	12,891,246	2.1%
OTHER SECURITIES		20,494,158	3.5%
		43,229,467
Utilities - 5.5%
CenterPoint Energy, Inc.	240,803	5,210,977	0.9%
FirstEnergy Corp.	336,396	10,297,082	1.7%
PG&E Corp. (B)	956,053	11,912,420	2.0%
OTHER SECURITIES		5,441,763	0.9%
		32,862,242
TOTAL COMMON STOCKS (Cost $489,940,355)		$589,714,430
PREFERRED SECURITIES - 0.3%
Consumer staples - 0.3%
Bunge, Ltd., 4.875%	13,902	1,515,318	0.3%
TOTAL PREFERRED SECURITIES (Cost $1,574,182)		$1,515,318
CORPORATE BONDS - 0.2%
Energy - 0.2%		1,113,060	0.2%
TOTAL CORPORATE BONDS (Cost $1,045,310)		$1,113,060
SHORT-TERM INVESTMENTS - 2.2%
Short-term funds - 2.2%
John Hancock Collateral Trust, 0.1386% (C)(D)	300,087	3,002,702	0.5%
T. Rowe Price Government Reserve Fund, 0.0753% (C)	8,485,831	8,485,831	1.4%
OTHER SECURITIES		2,000,044	0.3%
		13,488,577
TOTAL SHORT-TERM INVESTMENTS (Cost $13,488,745)		$13,488,577
Total Investments (Mid Value Trust) (Cost $506,048,592) - 100.5%		$605,831,385	100.5%
Other assets and liabilities, net - (0.5)%		(3,064,514)	(0.5)%
TOTAL NET ASSETS - 100.0%		$602,766,871	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	All or a portion of this security is on loan as of 12-31-20.
(B)	Non-income producing security.
(C)	The rate shown is the annualized seven-day yield as of 12-31-20.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Real Estate Securities Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 98.1%
Consumer discretionary - 4.6%
Caesars Entertainment, Inc. (A)	76,151	$5,655,735	1.8%
Hyatt Hotels Corp., Class A	42,971	3,190,597	1.0%
Vail Resorts, Inc.	20,240	5,646,150	1.8%
		14,492,482
Health care - 2.2%
Brookdale Senior Living, Inc. (A)	488,177	2,162,624	0.7%
HCA Healthcare, Inc.	28,544	4,694,346	1.5%
		6,856,970
Real estate - 91.3%
Agree Realty Corp.	55,744	3,711,436	1.2%
Alexandria Real Estate Equities, Inc.	72,400	12,903,128	4.1%
American Homes 4 Rent, Class A	375,898	11,276,940	3.6%
American Tower Corp.	38,375	8,613,653	2.7%
Americold Realty Trust	105,284	3,930,252	1.3%
Boston Properties, Inc.	57,330	5,419,405	1.7%
Brixmor Property Group, Inc.	854,480	14,141,644	4.5%
Camden Property Trust	99,948	9,986,804	3.2%
Crown Castle International Corp.	64,749	10,307,393	3.3%
Douglas Emmett, Inc.	221,400	6,460,452	2.1%
Equinix, Inc.	30,835	22,021,740	7.0%
Extra Space Storage, Inc.	61,586	7,135,354	2.3%
Four Corners Property Trust, Inc.	108,334	3,225,103	1.0%
Gaming and Leisure Properties, Inc.	3,348	141,955	0.0%
Healthpeak Properties, Inc.	461,429	13,948,999	4.4%
Independence Realty Trust, Inc.	518,203	6,959,466	2.2%
Innovative Industrial Properties, Inc.	28,899	5,292,274	1.7%
JBG SMITH Properties	123,637	3,866,129	1.2%
Jones Lang LaSalle, Inc. (A)	25,651	3,805,839	1.2%
Life Storage, Inc.	76,741	9,162,108	2.9%
Medical Properties Trust, Inc.	300,586	6,549,769	2.1%
MGM Growth Properties LLC, Class A	149,016	4,664,201	1.5%
NexPoint Residential Trust, Inc.	76,100	3,219,791	1.0%
Pebblebrook Hotel Trust	229,031	4,305,783	1.4%
PotlatchDeltic Corp.	125,718	6,288,414	2.0%
Prologis, Inc.	286,407	28,543,322	9.1%
QTS Realty Trust, Inc., Class A	64,524	3,992,745	1.3%
Retail Opportunity Investments Corp.	503,156	6,737,259	2.1%
Rexford Industrial Realty, Inc.	187,551	9,210,630	2.9%
Ryman Hospitality Properties, Inc.	49,878	3,379,733	1.1%
Simon Property Group, Inc.	73,819	6,295,284	2.0%
SL Green Realty Corp.	114,474	6,820,361	2.2%
Sun Communities, Inc.	75,543	11,478,759	3.7%
UDR, Inc.	313,451	12,045,922	3.8%
VICI Properties, Inc.	437,131	11,146,839	3.5%
		286,988,886
TOTAL COMMON STOCKS (Cost $291,287,128)		$308,338,338

The accompanying notes are an integral part of the financial statements.	73

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Real Estate Securities Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
	SHORT-TERM INVESTMENTS - 1.4%
	Short-term funds - 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0300% (B)	4,410,438	$4,410,438	1.4%
	TOTAL SHORT-TERM INVESTMENTS (Cost $4,410,438)	$4,410,438
	Total Investments (Real Estate Securities Trust) (Cost $295,697,566) - 99.5%	$312,748,776	99.5%
	Other assets and liabilities, net - 0.5%	1,470,815	0.5%
	TOTAL NET ASSETS - 100.0%	$314,219,591	100.0%
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 12-31-20.
Science & Technology Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 95.8%
Communication services - 15.7%
Alphabet, Inc., Class A (A)	3,760	$6,589,926	0.6%
Alphabet, Inc., Class C (A)	40,868	71,595,828	6.1%
Baidu, Inc., ADR (A)	52,370	11,324,489	1.0%
Facebook, Inc., Class A (A)	159,029	43,440,362	3.7%
Mail.Ru Group, Ltd., GDR (A)	584,000	15,305,212	1.3%
Pinterest, Inc., Class A (A)	174,344	11,489,270	1.0%
Snap, Inc., Class A (A)	140,345	7,027,074	0.6%
OTHER SECURITIES		16,054,306	1.4%
		182,826,467
Consumer discretionary - 19.5%
Alibaba Group Holding, Ltd., ADR (A)	91,063	21,193,092	1.8%
Amazon.com, Inc. (A)	15,116	49,231,754	4.2%
Booking Holdings, Inc. (A)	16,261	36,217,637	3.1%
Delivery Hero SE (A)(B)	87,087	13,619,440	1.2%
Etsy, Inc. (A)	53,237	9,471,395	0.8%
Naspers, Ltd., N Shares	48,102	9,850,068	0.8%
Tongcheng-Elong Holdings, Ltd. (A)	3,094,000	5,996,594	0.5%
Trip.com Group, Ltd., ADR (A)	890,971	30,052,452	2.6%
Zalando SE (A)(B)	310,841	34,575,293	3.0%
OTHER SECURITIES		17,489,621	1.5%
		227,697,346
Health care - 0.9%
Intuitive Surgical, Inc. (A)	9,815	8,029,652	0.7%
OTHER SECURITIES		2,757,893	0.2%
		10,787,545
Industrials - 0.7%		8,153,506	0.7%
Information technology - 58.9%
Advanced Micro Devices, Inc. (A)	75,765	6,948,408	0.6%
Apple, Inc.	308,275	40,905,010	3.5%
Applied Materials, Inc.	214,408	18,503,410	1.6%
Cisco Systems, Inc.	251,391	11,249,747	1.0%
Citrix Systems, Inc.	146,100	19,007,610	1.6%
Crowdstrike Holdings, Inc., Class A (A)	73,435	15,555,002	1.3%
DocuSign, Inc. (A)	26,460	5,882,058	0.5%
HubSpot, Inc. (A)	33,925	13,449,227	1.2%
Lam Research Corp.	27,707	13,085,185	1.1%
Science & Technology Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Information technology (continued)
Maxim Integrated Products, Inc.	155,580	$13,792,167	1.2%
Micron Technology, Inc. (A)	602,372	45,286,327	3.9%
Microsoft Corp.	120,361	26,770,694	2.3%
MongoDB, Inc. (A)	38,600	13,858,944	1.2%
NortonLifeLock, Inc.	553,800	11,507,964	1.0%
NVIDIA Corp.	18,551	9,687,332	0.8%
NXP Semiconductors NV	36,925	5,871,444	0.5%
Okta, Inc. (A)	72,535	18,442,749	1.6%
Paycom Software, Inc. (A)	55,795	25,233,289	2.2%
PayPal Holdings, Inc. (A)	63,305	14,826,031	1.3%
Pure Storage, Inc., Class A (A)	1,176,322	26,596,640	2.3%
QUALCOMM, Inc.	201,146	30,642,582	2.6%
RingCentral, Inc., Class A (A)	40,625	15,395,656	1.3%
salesforce.com, Inc. (A)	131,574	29,279,162	2.5%
Samsung Electronics Company, Ltd.	446,762	33,362,161	2.9%
Samsung SDI Company, Ltd.	19,848	11,502,859	1.0%
Square, Inc., Class A (A)	65,540	14,264,126	1.2%
STMicroelectronics NV	85,970	3,180,524	0.3%
STMicroelectronics NV, NYRS (C)	163,922	6,084,785	0.5%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	100,670	10,977,057	0.9%
TeamViewer AG (A)(B)	109,729	5,894,356	0.5%
Twilio, Inc., Class A (A)	85,570	28,965,445	2.5%
Workday, Inc., Class A (A)	26,679	6,392,555	0.5%
Zscaler, Inc. (A)	61,237	12,229,641	1.0%
OTHER SECURITIES		122,970,731	10.5%
		687,600,878
Real estate - 0.1%		453,504	0.1%
TOTAL COMMON STOCKS (Cost $771,214,637)		$1,117,519,246
PREFERRED SECURITIES - 0.0%
Industrials - 0.0%		399,546	0.0%
TOTAL PREFERRED SECURITIES (Cost $260,905)		$399,546
EXCHANGE-TRADED FUNDS - 0.1%		1,245,395	0.1%
TOTAL EXCHANGE-TRADED FUNDS (Cost $886,198)		$1,245,395
TERM LOANS (D) - 0.1%
Consumer discretionary - 0.1%		984,397	0.1%
TOTAL TERM LOANS (Cost $889,959)		$984,397
SHORT-TERM INVESTMENTS - 5.6%
Short-term funds - 4.5%
John Hancock Collateral Trust, 0.1386% (E)(F)	988,996	9,895,989	0.9%
T. Rowe Price Government Reserve Fund, 0.0753% (E)	41,933,089	41,933,089	3.6%
OTHER SECURITIES		500,017	0.0%
		52,329,095

The accompanying notes are an integral part of the financial statements.	74

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Science & Technology Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
	SHORT-TERM INVESTMENTS (continued)
	Repurchase agreement - 1.1%
Repurchase Agreement with State Street Corp. dated 12-31-20 at 0.000% to be repurchased at $13,296,000 on 1-4-21, collateralized by $13,577,800 U.S. Treasury Bills, 0.000% due 12-30-21 (valued at $13,562,009)	$13,296,000	$13,296,000	1.1%
	TOTAL SHORT-TERM INVESTMENTS (Cost $65,625,339)	$65,625,095
	Total Investments (Science & Technology Trust) (Cost $838,877,038) - 101.6%	$1,185,773,679	101.6%
	Other assets and liabilities, net - (1.6)%	(19,050,031)	(1.6)%
	TOTAL NET ASSETS - 100.0%	$1,166,723,648	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 12-31-20.
(D)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(E)	The rate shown is the annualized seven-day yield as of 12-31-20.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Cap Index Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 97.1%
Communication services - 2.3%		$13,786,028	2.3%
Consumer discretionary - 12.7%
Caesars Entertainment, Inc. (A)	42,657	3,168,135	0.5%
Churchill Downs, Inc.	8,960	1,745,318	0.3%
Deckers Outdoor Corp. (A)	6,597	1,891,888	0.3%
Helen of Troy, Ltd. (A)	5,979	1,328,474	0.2%
Lithia Motors, Inc., Class A	6,135	1,795,530	0.3%
Marriott Vacations Worldwide Corp.	9,550	1,310,451	0.2%
Penn National Gaming, Inc. (A)	36,894	3,186,505	0.5%
RH (A)	3,741	1,674,172	0.3%
Texas Roadhouse, Inc.	15,510	1,212,262	0.2%
TopBuild Corp. (A)	7,840	1,443,187	0.3%
YETI Holdings, Inc. (A)	18,976	1,299,287	0.2%
OTHER SECURITIES		56,931,107	9.4%
		76,986,316
Consumer staples - 3.1%
BJ's Wholesale Club Holdings, Inc. (A)	32,485	1,211,041	0.2%
Darling Ingredients, Inc. (A)	38,180	2,202,222	0.4%
Freshpet, Inc. (A)	9,220	1,309,148	0.2%
Performance Food Group Company (A)	31,140	1,482,575	0.3%
OTHER SECURITIES		12,743,147	2.0%
		18,948,133
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Energy - 2.0%		12,363,330	2.0%
Financials - 14.9%
Stifel Financial Corp.	23,673	$1,194,540	0.2%
OTHER SECURITIES		89,016,582	14.7%
		90,211,122
Health care - 20.5%
Amicus Therapeutics, Inc. (A)	61,076	1,410,245	0.2%
Arrowhead Pharmaceuticals, Inc. (A)	23,851	1,830,087	0.3%
Blueprint Medicines Corp. (A)	13,156	1,475,445	0.3%
Bridgebio Pharma, Inc. (A)	17,345	1,233,403	0.2%
Denali Therapeutics, Inc. (A)	14,960	1,253,050	0.2%
Fate Therapeutics, Inc. (A)	17,042	1,549,629	0.3%
Halozyme Therapeutics, Inc. (A)	31,605	1,349,850	0.2%
HealthEquity, Inc. (A)	17,898	1,247,670	0.2%
iRhythm Technologies, Inc. (A)	6,829	1,619,907	0.3%
LHC Group, Inc. (A)	7,201	1,536,117	0.3%
Mirati Therapeutics, Inc. (A)	10,132	2,225,393	0.4%
Natera, Inc. (A)	17,898	1,781,209	0.3%
NeoGenomics, Inc. (A)	24,922	1,341,800	0.2%
Nevro Corp. (A)	8,075	1,397,783	0.2%
Novavax, Inc. (A)(B)	14,636	1,632,060	0.3%
Omnicell, Inc. (A)	10,083	1,210,162	0.2%
TG Therapeutics, Inc. (A)	27,330	1,421,707	0.2%
Ultragenyx Pharmaceutical, Inc. (A)	14,871	2,058,593	0.4%
OTHER SECURITIES		96,724,948	15.8%
		124,299,058
Industrials - 14.8%
Plug Power, Inc. (A)	88,947	3,016,193	0.5%
SiteOne Landscape Supply, Inc. (A)	10,393	1,648,642	0.3%
Sunrun, Inc. (A)	35,625	2,471,663	0.4%
Tetra Tech, Inc.	12,695	1,469,827	0.3%
OTHER SECURITIES		81,123,230	13.3%
		89,729,555
Information technology - 13.7%
Appian Corp. (A)(B)	8,461	1,371,443	0.2%
Blackline, Inc. (A)	12,064	1,609,096	0.3%
II-VI, Inc. (A)	24,226	1,840,207	0.3%
Lattice Semiconductor Corp. (A)	32,175	1,474,259	0.2%
Q2 Holdings, Inc. (A)	11,945	1,511,401	0.3%
Silicon Laboratories, Inc. (A)	10,224	1,301,924	0.2%
Varonis Systems, Inc. (A)	7,425	1,214,804	0.2%
OTHER SECURITIES		72,806,197	12.0%
		83,129,331
Materials - 4.2%
Cleveland-Cliffs, Inc. (B)	93,726	1,364,651	0.2%
OTHER SECURITIES		23,806,205	4.0%
		25,170,856
Real estate - 6.0%
EastGroup Properties, Inc.	9,167	1,265,596	0.2%
Redfin Corp. (A)	23,555	1,616,580	0.3%
OTHER SECURITIES		33,543,823	5.5%
		36,425,999
Utilities - 2.9%
Brookfield Renewable Corp., Class A	24,200	1,410,134	0.2%

The accompanying notes are an integral part of the financial statements.	75

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Utilities (continued)
OTHER SECURITIES		$16,092,928	2.7%
		17,503,062
TOTAL COMMON STOCKS (Cost $412,437,471)		$588,552,790
RIGHTS - 0.0%		72,694	0.0%
TOTAL RIGHTS (Cost $26,845)		$72,694
SHORT-TERM INVESTMENTS - 4.6%
Short-term funds - 1.6%
John Hancock Collateral Trust, 0.1386% (C)(D)	984,784	9,853,849	1.6%
Repurchase agreement - 3.0%
Repurchase Agreement with State Street Corp. dated 12-31-20 at 0.000% to be repurchased at $18,172,000 on 1-4-21, collateralized by $18,557,100 U.S. Treasury Bills, 0.000% due 12-30-21 (valued at $18,535,518)	$18,172,000	18,172,000	3.0%
TOTAL SHORT-TERM INVESTMENTS (Cost $28,027,179)		$28,025,849
Total Investments (Small Cap Index Trust) (Cost $440,491,495) - 101.7%		$616,651,333	101.7%
Other assets and liabilities, net - (1.7)%		(10,459,760)	(1.7)%
TOTAL NET ASSETS - 100.0%		$606,191,573	100.0%
Small Cap Index Trust (continued)
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-20.
(C)	The rate shown is the annualized seven-day yield as of 12-31-20.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Russell 2000 E-Mini Index Futures	205	Long	Mar 2021	$19,737,926	$20,241,700	$503,774
						$503,774
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Small Cap Opportunities Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 99.5%
Communication services - 2.5%		$3,554,415	2.5%
Consumer discretionary - 13.8%
Churchill Downs, Inc.	3,066	597,226	0.4%
Five Below, Inc. (A)	3,644	637,627	0.5%
Fox Factory Holding Corp. (A)	8,221	869,042	0.6%
Grand Canyon Education, Inc. (A)	7,630	710,420	0.5%
Lithia Motors, Inc., Class A	3,411	998,297	0.7%
Mohawk Industries, Inc. (A)	3,916	551,960	0.4%
TopBuild Corp. (A)	3,258	599,733	0.4%
OTHER SECURITIES		14,483,621	10.3%
		19,447,926
Consumer staples - 3.9%
Darling Ingredients, Inc. (A)	11,669	673,068	0.5%
Performance Food Group Company (A)	12,525	596,315	0.4%
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Consumer staples (continued)
OTHER SECURITIES		$4,262,404	3.0%
		5,531,787
Energy - 4.4%		6,206,630	4.4%
Financials - 19.4%
Ameris Bancorp	14,831	564,616	0.4%
Houlihan Lokey, Inc.	10,509	706,520	0.5%
Pinnacle Financial Partners, Inc.	11,038	710,847	0.5%
Stifel Financial Corp.	10,831	546,532	0.4%
OTHER SECURITIES		24,790,623	17.6%
		27,319,138
Health care - 13.4%
Acadia Healthcare Company, Inc. (A)	13,918	699,519	0.5%
Amicus Therapeutics, Inc. (A)	26,437	610,430	0.4%
AtriCure, Inc. (A)	9,939	553,304	0.4%

The accompanying notes are an integral part of the financial statements.	76

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Health care (continued)
Biohaven Pharmaceutical Holding Company, Ltd. (A)	6,130	$525,402	0.4%
Castle Biosciences, Inc. (A)	8,176	549,018	0.4%
Emergent BioSolutions, Inc. (A)	7,618	682,573	0.5%
Globus Medical, Inc., Class A (A)	10,661	695,310	0.5%
Halozyme Therapeutics, Inc. (A)	12,640	539,854	0.4%
HealthEquity, Inc. (A)	8,433	587,864	0.4%
LHC Group, Inc. (A)	3,398	724,861	0.5%
Medpace Holdings, Inc. (A)	4,100	570,720	0.4%
Syneos Health, Inc. (A)	9,832	669,854	0.5%
Travere Therapeutics, Inc. (A)	19,852	541,066	0.4%
Vericel Corp. (A)	20,256	625,505	0.5%
OTHER SECURITIES		10,328,302	7.2%
		18,903,582
Industrials - 19.6%
Alamo Group, Inc.	4,785	660,091	0.5%
Exponent, Inc.	7,023	632,281	0.5%
Gibraltar Industries, Inc. (A)	9,678	696,235	0.5%
Knight-Swift Transportation Holdings, Inc.	12,827	536,425	0.4%
RBC Bearings, Inc. (A)	3,511	628,609	0.5%
Ritchie Brothers Auctioneers, Inc.	13,344	928,075	0.7%
SiteOne Landscape Supply, Inc. (A)	5,779	916,723	0.7%
The Shyft Group, Inc.	29,653	841,552	0.6%
Woodward, Inc.	4,787	581,764	0.4%
OTHER SECURITIES		21,268,050	14.8%
		27,689,805
Information technology - 13.6%
Arrow Electronics, Inc. (A)	6,456	628,169	0.5%
CACI International, Inc., Class A (A)	2,675	666,958	0.5%
Cerence, Inc. (A)	8,856	889,851	0.6%
Endava PLC, ADR (A)	9,699	744,398	0.5%
Entegris, Inc.	6,450	619,845	0.4%
Mimecast, Ltd. (A)	13,494	766,999	0.6%
Paylocity Holding Corp. (A)	4,790	986,309	0.7%
Rapid7, Inc. (A)	9,410	848,406	0.6%
Rogers Corp. (A)	3,582	556,249	0.4%
OTHER SECURITIES		12,392,346	8.8%
		19,099,530
Materials - 6.6%
Avient Corp.	15,170	611,048	0.4%
Reliance Steel & Aluminum Company	4,588	549,413	0.4%
OTHER SECURITIES		8,153,423	5.8%
		9,313,884
Real estate - 1.8%
QTS Realty Trust, Inc., Class A	10,110	625,607	0.5%
STAG Industrial, Inc.	18,867	590,914	0.4%
OTHER SECURITIES		1,365,825	0.9%
		2,582,346
Utilities - 0.5%		707,521	0.5%
TOTAL COMMON STOCKS (Cost $114,532,482)		$140,356,564
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
PREFERRED SECURITIES - 0.1%
Consumer discretionary - 0.1%		$60,885	0.1%
Industrials - 0.0%		47,094	0.0%
TOTAL PREFERRED SECURITIES (Cost $134,945)		$107,979
SHORT-TERM INVESTMENTS - 1.6%
Short-term funds - 1.6%
John Hancock Collateral Trust, 0.1386% (B)(C)	118,737	1,188,093	0.8%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.0100% (B)	702,469	702,469	0.5%
OTHER SECURITIES		426,915	0.3%
		2,317,477
TOTAL SHORT-TERM INVESTMENTS (Cost $2,317,624)		$2,317,477
Total Investments (Small Cap Opportunities Trust) (Cost $116,985,051) - 101.2%		$142,782,020	101.2%
Other assets and liabilities, net - (1.2)%		(1,751,727)	(1.2)%
TOTAL NET ASSETS - 100.0%		$141,030,293	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 12-31-20.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Cap Stock Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 96.1%
Communication services - 1.9%
Cardlytics, Inc. (A)(B)	35,157	$5,019,365	1.1%
OTHER SECURITIES		3,337,251	0.8%
		8,356,616
Consumer discretionary - 15.8%
Chegg, Inc. (A)	102,735	9,280,053	2.1%
Five Below, Inc. (A)	36,187	6,332,001	1.4%
Floor & Decor Holdings, Inc., Class A (A)	70,467	6,542,861	1.5%
Fox Factory Holding Corp. (A)	37,502	3,964,336	0.9%
Ollie's Bargain Outlet Holdings, Inc. (A)	59,594	4,873,001	1.1%
Penn National Gaming, Inc. (A)	78,607	6,789,287	1.6%
Planet Fitness, Inc., Class A (A)	57,032	4,427,394	1.0%
Skyline Champion Corp. (A)	134,401	4,158,367	1.0%
Thor Industries, Inc.	41,882	3,894,607	0.9%
Wolverine World Wide, Inc.	149,754	4,679,813	1.1%
OTHER SECURITIES		14,398,362	3.2%
		69,340,082
Consumer staples - 0.8%		3,527,741	0.8%
Financials - 5.8%
Sterling Bancorp	221,773	3,987,479	0.9%
Western Alliance Bancorp	85,339	5,116,073	1.2%
OTHER SECURITIES		16,493,366	3.7%
		25,596,918

The accompanying notes are an integral part of the financial statements.	77

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Health care - 30.1%
1Life Healthcare, Inc. (A)	90,962	$3,970,491	0.9%
ALX Oncology Holdings, Inc. (A)(B)	50,266	4,332,929	1.0%
Amicus Therapeutics, Inc. (A)	209,998	4,848,854	1.1%
Globus Medical, Inc., Class A (A)	100,516	6,555,654	1.5%
Kodiak Sciences, Inc. (A)	41,693	6,125,119	1.4%
LHC Group, Inc. (A)	22,570	4,814,632	1.1%
Mirati Therapeutics, Inc. (A)	22,173	4,870,078	1.1%
Multiplan Corp. (A)(B)	519,900	4,154,001	0.9%
NeoGenomics, Inc. (A)	81,050	4,363,732	1.0%
PTC Therapeutics, Inc. (A)	66,389	4,051,721	0.9%
Tandem Diabetes Care, Inc. (A)	41,358	3,957,133	0.9%
TG Therapeutics, Inc. (A)	95,744	4,980,603	1.1%
Turning Point Therapeutics, Inc. (A)	32,271	3,932,221	0.9%
OTHER SECURITIES		71,372,627	16.3%
		132,329,795
Industrials - 13.8%
BMC Stock Holdings, Inc. (A)	77,542	4,162,455	0.9%
Curtiss-Wright Corp.	58,855	6,847,779	1.6%
ITT, Inc.	62,322	4,800,040	1.1%
Kennametal, Inc.	121,595	4,406,603	1.0%
Kornit Digital, Ltd. (A)	51,713	4,609,180	1.0%
Rexnord Corp.	106,442	4,203,395	1.0%
Rush Enterprises, Inc., Class A	102,775	4,256,941	1.0%
TriNet Group, Inc. (A)	51,098	4,118,499	0.9%
OTHER SECURITIES		23,155,517	5.3%
		60,560,409
Information technology - 25.2%
2U, Inc. (A)	104,031	4,162,280	0.9%
Digital Turbine, Inc. (A)	113,949	6,444,955	1.5%
First Solar, Inc. (A)	41,840	4,138,813	0.9%
II-VI, Inc. (A)	124,034	9,421,622	2.1%
j2 Global, Inc. (A)	46,111	4,504,584	1.0%
LiveRamp Holdings, Inc. (A)	75,513	5,526,796	1.3%
Manhattan Associates, Inc. (A)	37,114	3,903,651	0.9%
MKS Instruments, Inc.	32,528	4,893,838	1.1%
Novanta, Inc. (A)	42,875	5,068,683	1.1%
Paylocity Holding Corp. (A)	20,858	4,294,871	1.0%
Q2 Holdings, Inc. (A)	34,122	4,317,457	1.0%
Rapid7, Inc. (A)	79,521	7,169,613	1.6%
Tower Semiconductor, Ltd. (A)	253,999	6,558,254	1.5%
OTHER SECURITIES		40,639,261	9.3%
		111,044,678
Materials - 1.0%
Ingevity Corp. (A)	57,087	4,323,199	1.0%
Real estate - 1.7%		7,481,699	1.7%
TOTAL COMMON STOCKS (Cost $303,303,260)		$422,561,137
PREFERRED SECURITIES - 0.2%
Consumer discretionary - 0.2%		1,129,642	0.2%
TOTAL PREFERRED SECURITIES (Cost $1,233,280)		$1,129,642
EXCHANGE-TRADED FUNDS - 1.6%
iShares Russell 2000 Growth ETF (B)	24,009	6,883,380	1.6%
TOTAL EXCHANGE-TRADED FUNDS (Cost $5,314,195)		$6,883,380
Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
SHORT-TERM INVESTMENTS - 5.8%
Short-term funds - 4.4%
John Hancock Collateral Trust, 0.1386% (C)(D)	1,918,654	$19,198,246	4.4%
Repurchase agreement - 1.4%
Societe Generale SA Tri-Party Repurchase Agreement dated 12-31-20 at 0.050% to be repurchased at $6,400,036 on 1-4-21, collateralized by $3,151,335 Federal Home Loan Mortgage Corp., 0.000% - 4.000% due 8-15-27 to 12-1-50 (valued at $3,311,425), $767,914 Federal National Mortgage Association, 2.500% - 4.000% due 5-1-50 to 12-1-50 (valued at $815,336) and $2,293,557 Government National Mortgage Association, 2.000% due 9-20-50 to 12-20-50 (valued at $2,401,239)	$6,400,000	6,400,000	1.4%
TOTAL SHORT-TERM INVESTMENTS (Cost $25,599,411)		$25,598,246
Total Investments (Small Cap Stock Trust) (Cost $335,450,146) - 103.7%		$456,172,405	103.7%
Other assets and liabilities, net - (3.7)%		(16,346,274)	(3.7)%
TOTAL NET ASSETS - 100.0%		$439,826,131	100.0%
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-20.
(C)	The rate shown is the annualized seven-day yield as of 12-31-20.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Cap Value Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 96.9%
Consumer discretionary - 7.5%
Cooper Tire & Rubber Company	150,510	$6,095,655	1.2%
Gentherm, Inc. (A)	81,279	5,301,016	1.1%
Kontoor Brands, Inc.	187,730	7,614,329	1.6%
TRI Pointe Group, Inc. (A)	343,865	5,931,671	1.2%
OTHER SECURITIES		11,831,045	2.4%
		36,773,716
Consumer staples - 5.5%
Cranswick PLC	129,751	6,235,261	1.3%
Spectrum Brands Holdings, Inc.	156,625	12,370,243	2.5%
OTHER SECURITIES		8,440,231	1.7%
		27,045,735
Energy - 3.3%
Dorian LPG, Ltd. (A)	424,233	5,171,400	1.1%
OTHER SECURITIES		11,073,483	2.2%
		16,244,883
Financials - 20.1%
Atlantic Union Bankshares Corp.	203,320	6,697,361	1.4%

The accompanying notes are an integral part of the financial statements.	78

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Small Cap Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Financials (continued)
Banc of California, Inc.	445,004	$6,546,009	1.3%
First Busey Corp.	246,113	5,303,735	1.1%
First Midwest Bancorp, Inc.	421,566	6,711,331	1.4%
Flushing Financial Corp.	303,786	5,054,999	1.0%
Great Western Bancorp, Inc.	269,726	5,637,273	1.2%
Hancock Whitney Corp.	180,435	6,138,399	1.3%
International Bancshares Corp.	208,729	7,814,814	1.6%
Kemper Corp.	116,495	8,950,311	1.8%
Northwest Bancshares, Inc.	393,095	5,008,030	1.0%
Solar Capital, Ltd.	286,464	5,015,985	1.0%
Synovus Financial Corp.	202,198	6,545,149	1.3%
White Mountains Insurance Group, Ltd.	6,630	6,634,376	1.4%
OTHER SECURITIES		16,281,026	3.3%
		98,338,798
Health care - 3.7%
Allscripts Healthcare Solutions, Inc. (A)	524,252	7,570,199	1.6%
Lantheus Holdings, Inc. (A)	465,060	6,273,659	1.3%
OTHER SECURITIES		4,110,873	0.8%
		17,954,731
Industrials - 27.7%
ACCO Brands Corp.	725,245	6,128,320	1.3%
American Woodmark Corp. (A)	82,000	7,695,700	1.6%
BrightView Holdings, Inc. (A)	326,642	4,938,827	1.0%
CBIZ, Inc. (A)	198,693	5,287,221	1.1%
Forrester Research, Inc. (A)	146,408	6,134,495	1.3%
GATX Corp.	79,225	6,589,936	1.4%
Huron Consulting Group, Inc. (A)	159,686	9,413,490	1.9%
ICF International, Inc.	76,595	5,693,306	1.2%
Luxfer Holdings PLC	383,179	6,291,799	1.3%
Luxfer Holdings PLC (London Stock Exchange)	23,810	355,722	0.1%
Mueller Industries, Inc.	241,805	8,489,774	1.7%
Primoris Services Corp.	263,770	7,282,690	1.5%
SP Plus Corp. (A)	173,913	5,013,912	1.0%
Thermon Group Holdings, Inc. (A)	325,588	5,088,940	1.0%
TriMas Corp. (A)	361,651	11,453,487	2.3%
Tyman PLC (A)	2,418,659	11,584,248	2.4%
Valmont Industries, Inc.	50,310	8,800,728	1.8%
OTHER SECURITIES		19,042,654	3.8%
		135,285,249
Information technology - 9.0%
Belden, Inc.	219,824	9,210,626	1.9%
Coherent, Inc. (A)	44,060	6,609,881	1.3%
CTS Corp.	221,480	7,603,408	1.6%
Onto Innovation, Inc. (A)	172,053	8,181,120	1.7%
WNS Holdings, Ltd., ADR (A)	79,439	5,723,580	1.2%
OTHER SECURITIES		6,467,940	1.3%
		43,796,555
Materials - 7.2%
Element Solutions, Inc.	491,710	8,718,018	1.8%
Neenah, Inc.	151,781	8,396,522	1.7%
Orion Engineered Carbons SA	420,425	7,206,085	1.5%
OTHER SECURITIES		10,571,786	2.2%
		34,892,411
Real estate - 9.6%
Alexander & Baldwin, Inc.	402,040	6,907,047	1.4%
Brandywine Realty Trust	524,820	6,250,606	1.3%
Physicians Realty Trust	403,580	7,183,724	1.5%
Small Cap Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Real estate (continued)
Piedmont Office Realty Trust, Inc., Class A	357,030	$5,794,597	1.2%
PotlatchDeltic Corp.	132,207	6,612,994	1.3%
RPT Realty	757,312	6,550,749	1.3%
OTHER SECURITIES		7,483,071	1.6%
		46,782,788
Utilities - 3.3%
New Jersey Resources Corp.	139,853	4,971,774	1.0%
Portland General Electric Company	132,020	5,646,495	1.2%
OTHER SECURITIES		5,359,867	1.1%
		15,978,136
TOTAL COMMON STOCKS (Cost $412,127,689)		$473,093,002
SHORT-TERM INVESTMENTS - 3.3%
Short-term funds - 0.2%
John Hancock Collateral Trust, 0.1386% (B)(C)	88,378	884,316	0.2%
Repurchase agreement - 3.1%
Bank of America Tri-Party Repurchase Agreement dated 12-31-20 at 0.080% to be repurchased at $15,500,138 on 1-4-21, collateralized by $14,106,041 Government National Mortgage Association, 2.418% - 2.613% due 9-20-70 (valued at $15,810,000)	$15,500,000	15,500,000	3.1%
TOTAL SHORT-TERM INVESTMENTS (Cost $16,384,383)		$16,384,316
Total Investments (Small Cap Value Trust) (Cost $428,512,072) - 100.2%		$489,477,318	100.2%
Other assets and liabilities, net - (0.2)%		(1,134,620)	(0.2)%
TOTAL NET ASSETS - 100.0%		$488,342,698	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 12-31-20.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Company Value Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 99.1%
Communication services - 2.3%
Cable One, Inc.	1,009	$2,247,769	1.5%
OTHER SECURITIES		1,365,179	0.8%
		3,612,948
Consumer discretionary - 10.3%
Cavco Industries, Inc. (A)	6,294	1,104,282	0.7%
Lumber Liquidators Holdings, Inc. (A)	37,453	1,151,305	0.7%
Steven Madden, Ltd.	33,634	1,187,953	0.8%
Strategic Education, Inc.	12,277	1,170,366	0.8%
OTHER SECURITIES		11,352,202	7.3%
		15,966,108

The accompanying notes are an integral part of the financial statements.	79

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Consumer staples - 3.0%
Nomad Foods, Ltd. (A)	63,118	$1,604,460	1.0%
OTHER SECURITIES		3,067,369	2.0%
		4,671,829
Energy - 4.4%
ChampionX Corp. (A)	77,800	1,190,340	0.8%
WPX Energy, Inc. (A)	130,507	1,063,632	0.7%
OTHER SECURITIES		4,475,989	2.9%
		6,729,961
Financials - 28.4%
BankUnited, Inc.	51,723	1,798,926	1.2%
Columbia Banking System, Inc.	34,621	1,242,894	0.8%
FB Financial Corp.	33,124	1,150,397	0.7%
Glacier Bancorp, Inc.	25,529	1,174,589	0.8%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	35,793	2,270,350	1.5%
Home BancShares, Inc.	110,218	2,147,047	1.4%
Houlihan Lokey, Inc.	16,925	1,137,868	0.7%
Live Oak Bancshares, Inc.	29,236	1,387,541	0.9%
PennyMac Financial Services, Inc.	30,662	2,012,040	1.3%
Pinnacle Financial Partners, Inc.	27,832	1,792,381	1.2%
PROG Holdings, Inc. (A)	29,634	1,596,384	1.0%
Radian Group, Inc.	56,633	1,146,818	0.7%
South State Corp.	16,794	1,214,206	0.8%
Towne Bank	48,256	1,133,051	0.7%
Virtus Investment Partners, Inc.	5,876	1,275,092	0.8%
Webster Financial Corp.	25,272	1,065,215	0.7%
Western Alliance Bancorp	32,748	1,963,243	1.3%
WSFS Financial Corp.	43,236	1,940,432	1.2%
OTHER SECURITIES		16,603,517	10.7%
		44,051,991
Health care - 7.5%
Select Medical Holdings Corp. (A)	51,199	1,416,164	0.9%
The Ensign Group, Inc.	14,618	1,065,945	0.7%
OTHER SECURITIES		9,153,460	5.9%
		11,635,569
Industrials - 16.6%
Aegion Corp. (A)	67,769	1,286,933	0.8%
Beacon Roofing Supply, Inc. (A)	29,795	1,197,461	0.8%
Cubic Corp.	17,469	1,083,777	0.7%
ESCO Technologies, Inc.	13,638	1,407,714	0.9%
Stericycle, Inc. (A)	16,507	1,144,430	0.7%
UFP Industries, Inc.	30,394	1,688,387	1.1%
OTHER SECURITIES		17,986,812	11.6%
		25,795,514
Information technology - 8.5%
Belden, Inc.	41,539	1,740,484	1.1%
Ceridian HCM Holding, Inc. (A)	18,052	1,923,621	1.2%
Entegris, Inc.	13,201	1,268,616	0.8%
Harmonic, Inc. (A)	174,374	1,288,624	0.8%
Littelfuse, Inc.	9,416	2,397,879	1.6%
MaxLinear, Inc. (A)	28,330	1,081,923	0.7%
OTHER SECURITIES		3,515,415	2.3%
		13,216,562
Materials - 6.1%
Clearwater Paper Corp. (A)	28,676	1,082,519	0.7%
Constellium SE (A)	92,689	1,296,719	0.8%
Quaker Chemical Corp.	4,349	1,101,993	0.7%
Small Company Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Materials (continued)
OTHER SECURITIES		$5,900,738	3.9%
		9,381,969
Real estate - 8.1%
EastGroup Properties, Inc.	8,952	1,235,913	0.8%
PotlatchDeltic Corp.	26,879	1,344,488	0.9%
Sunstone Hotel Investors, Inc.	103,447	1,172,055	0.7%
Terreno Realty Corp.	28,311	1,656,477	1.1%
The St. Joe Company	43,304	1,838,255	1.2%
OTHER SECURITIES		5,363,326	3.4%
		12,610,514
Utilities - 3.9%
Chesapeake Utilities Corp.	17,245	1,866,081	1.2%
ONE Gas, Inc.	15,598	1,197,458	0.8%
OTHER SECURITIES		2,987,840	1.9%
		6,051,379
TOTAL COMMON STOCKS (Cost $113,466,482)		$153,724,344
WARRANTS - 0.0%		13,404	0.0%
TOTAL WARRANTS (Cost $6,099)		$13,404
SHORT-TERM INVESTMENTS - 1.2%
Short-term funds - 1.2%
John Hancock Collateral Trust, 0.1386% (B)(C)	131,200	1,312,799	0.9%
OTHER SECURITIES		601,927	0.3%
		1,914,726
TOTAL SHORT-TERM INVESTMENTS (Cost $1,914,789)		$1,914,726
Total Investments (Small Company Value Trust) (Cost $115,387,370) - 100.3%		$155,652,474	100.3%
Other assets and liabilities, net - (0.3)%		(491,968)	(0.3)%
TOTAL NET ASSETS - 100.0%		$155,160,506	100.0%
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 12-31-20.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Strategic Equity Allocation Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 96.7%
Communication services - 7.6%
Alphabet, Inc., Class A (A)	47,469	$83,196,068	0.9%
Alphabet, Inc., Class C (A)	45,850	80,323,698	0.9%
AT&T, Inc.	1,124,987	32,354,626	0.4%
Comcast Corp., Class A	720,864	37,773,274	0.4%
Facebook, Inc., Class A (A)	379,622	103,697,546	1.1%
Netflix, Inc. (A)	69,759	37,720,784	0.4%
The Walt Disney Company (A)	285,786	51,778,707	0.6%
Verizon Communications, Inc.	653,742	38,407,343	0.4%
OTHER SECURITIES		250,320,900	2.5%
		715,572,946
Consumer discretionary - 12.3%
Amazon.com, Inc. (A)	67,349	219,350,979	2.4%
LVMH Moet Hennessy Louis Vuitton SE	52,170	32,658,470	0.4%
NIKE, Inc., Class B	198,012	28,012,758	0.3%
Tesla, Inc. (A)	119,744	84,499,710	0.9%
The Home Depot, Inc.	170,017	45,159,916	0.5%

The accompanying notes are an integral part of the financial statements.	80

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Consumer discretionary (continued)
Toyota Motor Corp.	398,600	$30,759,990	0.3%
OTHER SECURITIES		712,570,244	7.5%
		1,153,012,067
Consumer staples - 7.3%
Costco Wholesale Corp.	69,677	26,252,900	0.3%
Nestle SA	541,403	63,999,934	0.7%
PepsiCo, Inc.	218,335	32,379,081	0.4%
The Coca-Cola Company	610,874	33,500,330	0.4%
The Procter & Gamble Company	391,730	54,505,312	0.6%
Unilever PLC	213,583	12,809,356	0.1%
Unilever PLC (London Stock Exchange)	280,510	16,985,185	0.2%
Walmart, Inc.	218,998	31,568,562	0.3%
OTHER SECURITIES		414,394,981	4.3%
		686,395,641
Energy - 2.4%
Exxon Mobil Corp.	668,365	27,550,005	0.3%
OTHER SECURITIES		196,517,599	2.1%
		224,067,604
Financials - 12.5%
AIA Group, Ltd.	2,272,135	27,688,507	0.3%
Bank of America Corp.	1,202,009	36,432,893	0.4%
Berkshire Hathaway, Inc., Class B (A)	307,403	71,277,534	0.8%
JPMorgan Chase & Co.	481,421	61,174,166	0.7%
OTHER SECURITIES		980,399,806	10.3%
		1,176,972,906
Health care - 13.0%
Abbott Laboratories	279,919	30,648,331	0.3%
AbbVie, Inc.	278,800	29,873,420	0.3%
Johnson & Johnson	415,848	65,446,158	0.7%
Merck & Company, Inc.	399,754	32,699,877	0.4%
Novartis AG	417,253	39,287,661	0.4%
Pfizer, Inc.	877,809	32,312,149	0.4%
Roche Holding AG	132,027	45,984,801	0.5%
Thermo Fisher Scientific, Inc.	62,607	29,161,088	0.3%
UnitedHealth Group, Inc.	149,852	52,550,099	0.6%
OTHER SECURITIES		864,842,890	9.1%
		1,222,806,474
Industrials - 11.3%		1,058,654,905	11.3%
Information technology - 19.5%
Accenture PLC, Class A	100,063	26,137,456	0.3%
Adobe, Inc. (A)	75,779	37,898,593	0.4%
Apple, Inc.	2,523,749	334,876,255	3.6%
ASML Holding NV	79,991	38,729,799	0.4%
Broadcom, Inc.	63,907	27,981,680	0.3%
Cisco Systems, Inc.	667,383	29,865,389	0.3%
Intel Corp.	647,297	32,248,337	0.4%
Mastercard, Inc., Class A	138,966	49,602,524	0.5%
Microsoft Corp.	1,194,057	265,582,158	2.8%
NVIDIA Corp.	97,763	51,051,839	0.6%
PayPal Holdings, Inc. (A)	185,024	43,332,621	0.5%
QUALCOMM, Inc.	178,620	27,210,971	0.3%
salesforce.com, Inc. (A)	144,492	32,153,805	0.4%
Visa, Inc., Class A	267,877	58,592,736	0.6%
OTHER SECURITIES		769,453,921	8.1%
		1,824,718,084
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Materials - 4.5%		$422,055,141	4.5%
Real estate - 3.2%		301,188,606	3.2%
Utilities - 3.1%		289,892,296	3.1%
TOTAL COMMON STOCKS (Cost $4,834,505,216)		$9,075,336,670
PREFERRED SECURITIES - 0.2%
Consumer discretionary - 0.1%		9,225,048	0.1%
Consumer staples - 0.1%		3,775,020	0.1%
Health care - 0.0%		2,815,163	0.0%
Materials - 0.0%		736,878	0.0%
TOTAL PREFERRED SECURITIES (Cost $11,759,066)		$16,552,109
RIGHTS - 0.0%		45,104	0.0%
TOTAL RIGHTS (Cost $16,278)		$45,104
WARRANTS - 0.0%		54,561	0.0%
TOTAL WARRANTS (Cost $15,655)		$54,561
SHORT-TERM INVESTMENTS - 3.5%
U.S. Government Agency - 2.3%
Federal Home Loan Bank Discount Note, 0.060%, 03/12/2021 *	$60,000,000	59,989,950	0.6%
Federal Home Loan Bank Discount Note, 0.070%, 02/19/2021 *	9,890,000	9,888,989	0.1%
Federal Home Loan Bank Discount Note, 0.071%, 02/03/2021 *	91,700,000	91,693,886	1.0%
Federal Home Loan Bank Discount Note, 0.075%, 01/27/2021 *	57,000,000	56,997,451	0.6%
		218,570,276
Short-term funds - 1.0%
John Hancock Collateral Trust, 0.1386% (B)(C)	9,329,382	93,350,730	1.0%
Repurchase agreement - 0.2%		19,408,000	0.2%
TOTAL SHORT-TERM INVESTMENTS (Cost $331,339,713)		$331,329,006
Total Investments (Strategic Equity Allocation Trust) (Cost $5,177,635,928) - 100.4%		$9,423,317,450	100.4%
Other assets and liabilities, net - (0.4)%		(39,961,650)	(0.4)%
TOTAL NET ASSETS - 100.0%		$9,383,355,800	100.0%
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 12-31-20.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.	81

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
MSCI EAFE Index Futures	718	Long	Mar 2021	$74,637,838	$76,495,720	$1,857,882
Russell 2000 E-Mini Index Futures	195	Long	Mar 2021	18,697,787	19,254,300	556,513
S&P 500 Index E-Mini Futures	974	Long	Mar 2021	178,299,748	182,566,561	4,266,813
S&P Mid 400 Index E-Mini Futures	50	Long	Mar 2021	11,260,385	11,517,500	257,115
						$6,938,323
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Total Stock Market Index Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 99.3%
Communication services - 10.5%
Alphabet, Inc., Class C (A)	13,412	$23,496,215	2.9%
AT&T, Inc.	139,777	4,019,987	0.5%
Comcast Corp., Class A	89,904	4,710,970	0.6%
Facebook, Inc., Class A (A)	56,249	15,364,977	1.9%
Netflix, Inc. (A)	8,728	4,719,491	0.6%
The Walt Disney Company (A)	35,713	6,470,481	0.8%
T-Mobile US, Inc. (A)	24,567	3,312,860	0.4%
Verizon Communications, Inc.	80,960	4,756,400	0.6%
OTHER SECURITIES		18,909,272	2.2%
		85,760,653
Consumer discretionary - 12.8%
Amazon.com, Inc. (A)	9,888	32,204,524	4.0%
McDonald's Corp.	14,563	3,124,929	0.4%
NIKE, Inc., Class B	30,614	4,330,963	0.6%
Tesla, Inc. (A)	18,421	12,999,147	1.6%
The Home Depot, Inc.	21,226	5,638,050	0.7%
OTHER SECURITIES		46,079,565	5.5%
		104,377,178
Consumer staples - 6.5%
Costco Wholesale Corp.	8,682	3,271,204	0.4%
PepsiCo, Inc.	27,123	4,022,341	0.5%
The Coca-Cola Company	84,596	4,639,245	0.6%
The Procter & Gamble Company	49,029	6,821,895	0.9%
Walmart, Inc.	55,852	8,051,066	1.0%
OTHER SECURITIES		26,306,634	3.1%
		53,112,385
Energy - 2.4%
Chevron Corp.	37,613	3,176,418	0.4%
Exxon Mobil Corp.	83,047	3,423,197	0.4%
OTHER SECURITIES		13,381,652	1.6%
		19,981,267
Financials - 10.7%
Bank of America Corp.	170,868	5,179,009	0.7%
Berkshire Hathaway, Inc., Class B (A)	46,882	10,870,529	1.4%
JPMorgan Chase & Co.	59,843	7,604,250	1.0%
State Street Corp.	6,976	507,713	0.1%
OTHER SECURITIES		63,178,488	7.5%
		87,339,989
Health care - 13.1%
Abbott Laboratories	35,212	3,855,362	0.5%
AbbVie, Inc.	35,210	3,772,752	0.5%
Danaher Corp.	13,999	3,109,738	0.4%
Eli Lilly & Company	19,072	3,220,116	0.4%
Johnson & Johnson	51,982	8,180,927	1.0%
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Health care (continued)
Merck & Company, Inc.	50,329	$4,116,912	0.5%
Pfizer, Inc.	110,260	4,058,671	0.5%
Thermo Fisher Scientific, Inc.	7,776	3,621,905	0.5%
UnitedHealth Group, Inc.	18,752	6,575,951	0.8%
OTHER SECURITIES		66,498,457	8.0%
		107,010,791
Industrials - 8.8%
Honeywell International, Inc.	13,715	2,917,181	0.4%
United Parcel Service, Inc., Class B	17,079	2,876,104	0.4%
OTHER SECURITIES		65,924,876	8.0%
		71,718,161
Information technology - 26.6%
Adobe, Inc. (A)	9,513	4,757,642	0.6%
Apple, Inc.	342,128	45,396,920	5.6%
Broadcom, Inc.	7,919	3,467,334	0.4%
Cisco Systems, Inc.	83,161	3,721,455	0.5%
Intel Corp.	83,458	4,157,878	0.5%
Mastercard, Inc., Class A	19,815	7,072,766	0.9%
Microsoft Corp.	149,389	33,227,101	4.1%
NVIDIA Corp.	12,209	6,375,540	0.8%
Oracle Corp.	60,180	3,893,044	0.5%
PayPal Holdings, Inc. (A)	23,273	5,450,537	0.7%
QUALCOMM, Inc.	22,324	3,400,838	0.4%
salesforce.com, Inc. (A)	18,041	4,014,664	0.5%
Texas Instruments, Inc.	17,894	2,936,942	0.4%
Visa, Inc., Class A	38,368	8,392,233	1.0%
OTHER SECURITIES		80,591,582	9.7%
		216,856,476
Materials - 2.4%		19,339,025	2.4%
Real estate - 3.0%		24,557,235	3.0%
Utilities - 2.5%
NextEra Energy, Inc.	38,660	2,982,619	0.4%
OTHER SECURITIES		17,413,754	2.1%
		20,396,373
TOTAL COMMON STOCKS (Cost $334,876,023)		$810,449,533

The accompanying notes are an integral part of the financial statements.	82

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
	PREFERRED SECURITIES - 0.0%
	Consumer discretionary - 0.0%	$25,740	0.0%
	Industrials - 0.0%	10,098	0.0%
	TOTAL PREFERRED SECURITIES (Cost $82,033)	$35,838
	RIGHTS - 0.0%	16,836	0.0%
TOTAL RIGHTS (Cost $40,058)		$16,836
	WARRANTS - 0.0%	942	0.0%
TOTAL WARRANTS (Cost $139,061)		$942
	SHORT-TERM INVESTMENTS - 2.6%
	Short-term funds - 1.3%
John Hancock Collateral Trust, 0.1386% (B)(C)	1,047,108	10,477,471	1.3%
	Repurchase agreement - 1.3%
Repurchase Agreement with State Street Corp. dated 12-31-20 at 0.000% to be repurchased at $10,891,000 on 1-4-21, collateralized by $11,121,800 U.S. Treasury Bills, 0.000% due 12-30-21 (valued at $11,108,865)	$10,891,000	10,891,000	1.3%
	TOTAL SHORT-TERM INVESTMENTS (Cost $21,370,253)	$21,368,471
	Total Investments (Total Stock Market Index Trust) (Cost $356,507,428) - 101.9%	$831,871,620	101.9%
	Other assets and liabilities, net - (1.9)%	(15,532,879)	(1.9)%
	TOTAL NET ASSETS - 100.0%	$816,338,741	100.0%
Total Stock Market Index Trust (continued)
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 12-31-20.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Russell 2000 E-Mini Index Futures	17	Long	Mar 2021	$1,641,341	$1,678,580	$37,239
S&P 500 Index E-Mini Futures	59	Long	Mar 2021	10,822,298	11,058,960	236,662
						$273,901
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	83

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

The following portfolios had the following country composition as a percentage of net assets on 12-31-20:
Blue Chip Growth Trust
United States	89.4%
China	5.9%
Singapore	1.3%
Canada	1.1%
Other countries	2.3%
TOTAL	100.0%
Capital Appreciation Trust
United States	84.4%
Canada	5.3%
France	3.4%
Netherlands	2.4%
Sweden	1.5%
Taiwan	1.2%
Australia	1.0%
Other countries	0.8%
TOTAL	100.0%
Equity Income Trust
United States	89.8%
Switzerland	2.6%
France	2.5%
Ireland	1.6%
Canada	1.4%
Other countries	2.1%
TOTAL	100.0%
Financial Industries Trust
United States	82.8%
United Kingdom	4.9%
Canada	3.3%
Bermuda	2.7%
Netherlands	1.9%
Denmark	1.0%
Japan	1.0%
Other countries	2.4%
TOTAL	100.0%
Health Sciences Trust
United States	87.2%
Germany	2.3%
Switzerland	2.1%
United Kingdom	1.8%
Netherlands	1.4%
Japan	1.3%
Denmark	1.2%
China	1.2%
Other countries	1.5%
TOTAL	100.0%
Mid Value Trust
United States	82.9%
Canada	7.2%
Ireland	1.9%
Mexico	1.5%
Belgium	1.1%
Peru	1.1%
United Kingdom	1.0%
Other countries	3.3%
TOTAL	100.0%
Science & Technology Trust
United States	78.1%
China	6.2%
Germany	5.1%
South Korea	4.3%
Russia	1.3%
Other countries	5.0%
TOTAL	100.0%
Strategic Equity Allocation Trust
United States	66.8%
Japan	8.0%
United Kingdom	4.4%
France	3.4%
Switzerland	3.4%
Germany	2.9%
Australia	2.3%
Netherlands	1.5%
Ireland	1.1%
Sweden	1.0%
Other countries	5.2%
TOTAL	100.0%

The accompanying notes are an integral part of the financial statements.
84

John Hancock Variable Insurance Trust
Statements of assets and liabilities — December 31, 2020

Assets	500 Index Trust	American Asset Allocation Trust	American Global Growth Trust	American Growth Trust
Unaffiliated investments, at value (including securities loaned)	$6,809,618,227	$1,411,580,655	$242,739,230	$1,046,426,467
Affiliated investments, at value	5,359,566	—	—	—
Repurchase agreements, at value	24,495,000	—	—	—
Total investments, at value	6,839,472,793	1,411,580,655	242,739,230	1,046,426,467
Receivable for futures variation margin	1,736,516	—	—	—
Cash	896	—	—	—
Collateral held at broker for futures contracts	18,206,000	—	—	—
Dividends and interest receivable	4,869,299	—	—	—
Receivable for fund shares sold	14,297	51,342	174,659	5,379
Receivable for investments sold	—	589,905	4,021,104	26,372,089
Receivable for securities lending income	7,141	—	—	—
Receivable from affiliates	41,050	—	—	—
Other assets	95,752	14,113	4,022	10,348
Total assets	6,864,443,744	1,412,236,015	246,939,015	1,072,814,283
Liabilities
Due to custodian	—	844	131	538
Payable for fund shares repurchased	33,231,933	545,047	4,179,678	26,307,101
Payable upon return of securities loaned	5,311,436	—	—	—
Payable to affiliates
Accounting and legal services fees	284,126	59,953	10,213	43,450
Trustees' fees	903	252	82	172
Other liabilities and accrued expenses	422,725	32,669	14,073	24,655
Total liabilities	39,251,123	638,765	4,204,177	26,375,916
Net assets	$6,825,192,621	$1,411,597,250	$242,734,838	$1,046,438,367
Net assets consist of
Paid-in capital	$2,694,320,356	$970,427,937	$148,141,158	$545,952,880
Total distributable earnings (loss)	4,130,872,265	441,169,313	94,593,680	500,485,487
Net assets	$6,825,192,621	$1,411,597,250	$242,734,838	$1,046,438,367
Unaffiliated investments, including repurchase agreements, at cost	$3,005,550,065	$1,010,129,113	$161,461,913	$615,685,387
Affiliated investments, at cost	$5,360,246	—	—	—
Securities loaned, at value	$5,202,736	—	—	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$4,312,870,564	$333,500,721	$38,558,230	$214,743,763
Shares outstanding	100,123,215	27,199,802	1,952,435	9,211,597
Net asset value, offering price and redemption price per share	$43.08	$12.26	$19.75	$23.31
Series II
Net assets	$78,941,326	$953,258,073	$172,232,682	$729,020,809
Shares outstanding	1,831,878	77,740,216	8,758,762	31,598,812
Net asset value, offering price and redemption price per share	$43.09	$12.26	$19.66	$23.07
Series III
Net assets	—	$124,838,456	$31,943,926	$102,673,795
Shares outstanding	—	10,174,224	1,617,382	4,426,797
Net asset value, offering price and redemption price per share	—	$12.27	$19.75	$23.19
Series NAV
Net assets	$2,433,380,731	—	—	—
Shares outstanding	56,494,892	—	—	—
Net asset value, offering price and redemption price per share	$43.07	—	—	—
The accompanying notes are an integral part of the financial statements.
85

John Hancock Variable Insurance Trust
Statements of assets and liabilities — December 31, 2020

Assets	American Growth-Income Trust	American International Trust	Blue Chip Growth Trust	Capital Appreciation Trust
Unaffiliated investments, at value (including securities loaned)	$1,034,202,484	$524,511,406	$2,357,191,805	$737,817,095
Affiliated investments, at value	—	—	675,961	11,474,585
Total investments, at value	1,034,202,484	524,511,406	2,357,867,766	749,291,680
Dividends and interest receivable	—	—	203,543	99,627
Receivable for fund shares sold	—	89,950	157,955	86,025
Receivable for investments sold	4,630,030	20,522,707	3,331,265	12,032,969
Receivable for securities lending income	—	—	625	1,838
Other assets	10,768	6,203	35,520	16,015
Total assets	1,038,843,282	545,130,266	2,361,596,674	761,528,154
Liabilities
Due to custodian	605	291	—	4,024,133
Payable for investments purchased	—	—	3,964,468	1,994,108
Payable for fund shares repurchased	4,566,097	20,574,101	264,977	309,718
Payable upon return of securities loaned	—	—	676,014	11,474,748
Payable to affiliates
Accounting and legal services fees	43,833	22,202	100,180	30,275
Trustees' fees	194	118	351	121
Other liabilities and accrued expenses	26,425	18,076	165,873	54,211
Total liabilities	4,637,154	20,614,788	5,171,863	17,887,314
Net assets	$1,034,206,128	$524,515,478	$2,356,424,811	$743,640,840
Net assets consist of
Paid-in capital	$815,549,439	$423,435,593	$948,247,014	$329,580,368
Total distributable earnings (loss)	218,656,689	101,079,885	1,408,177,797	414,060,472
Net assets	$1,034,206,128	$524,515,478	$2,356,424,811	$743,640,840
Unaffiliated investments, including repurchase agreements, at cost	$866,722,867	$414,929,212	$1,266,901,599	$445,989,144
Affiliated investments, at cost	—	—	$675,972	$11,475,531
Securities loaned, at value	—	—	$662,626	$11,246,986
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$298,338,413	$170,096,544	$383,492,446	$271,836,289
Shares outstanding	18,802,295	7,943,135	9,536,719	35,763,755
Net asset value, offering price and redemption price per share	$15.87	$21.41	$40.21	$7.60
Series II
Net assets	$528,179,827	$316,623,834	$150,353,156	$89,370,703
Shares outstanding	33,460,793	14,799,441	3,907,536	13,594,936
Net asset value, offering price and redemption price per share	$15.79	$21.39	$38.48	$6.57
Series III
Net assets	$207,687,888	$37,795,100	—	—
Shares outstanding	13,119,634	1,771,290	—	—
Net asset value, offering price and redemption price per share	$15.83	$21.34	—	—
Series NAV
Net assets	—	—	$1,822,579,209	$382,433,848
Shares outstanding	—	—	45,260,723	49,931,961
Net asset value, offering price and redemption price per share	—	—	$40.27	$7.66
The accompanying notes are an integral part of the financial statements.
86

John Hancock Variable Insurance Trust
Statements of assets and liabilities — December 31, 2020

Assets	Capital Appreciation Value Trust	Disciplined Value International Trust	Emerging Markets Value Trust	Equity Income Trust
Unaffiliated investments, at value (including securities loaned)	$453,046,922	$297,398,124	$231,055,027	$1,482,994,026
Affiliated investments, at value	140,752	1,737,079	3,968,006	9,267,717
Repurchase agreements, at value	3,288,000	—	—	—
Total investments, at value	456,475,674	299,135,203	235,023,033	1,492,261,743
Receivable for futures variation margin	—	—	17,825	—
Cash	1,956	—	1,498,870	—
Foreign currency, at value	—	1,385,807	736,439	111
Collateral held at broker for futures contracts	—	—	109,710	—
Dividends and interest receivable	658,926	538,427	128,953	2,688,022
Receivable for fund shares sold	43,888	20,457	139,700	—
Receivable for investments sold	1,339,190	2,507,044	531,136	2,490,117
Receivable for securities lending income	1,152	1,272	—	5,891
Interfund lending receivable	3,780	—	—	—
Other assets	8,943	11,662	9,336	35,074
Total assets	458,533,509	303,599,872	238,195,002	1,497,480,958
Liabilities
Written options, at value	5,387,527	—	—	—
Foreign capital gains tax payable	—	—	91,305	—
Payable for investments purchased	2,826,859	840,049	583,294	2,658,866
Payable for fund shares repurchased	357,166	210,602	785,009	997,736
Payable upon return of securities loaned	137,565	1,732,606	3,959,549	9,304,457
Payable to affiliates
Accounting and legal services fees	19,237	12,282	9,321	62,266
Trustees' fees	110	94	83	339
Other liabilities and accrued expenses	47,916	42,166	89,869	114,619
Total liabilities	8,776,380	2,837,799	5,518,430	13,138,283
Net assets	$449,757,129	$300,762,073	$232,676,572	$1,484,342,675
Net assets consist of
Paid-in capital	$324,877,755	$303,482,502	$277,010,312	$1,178,629,939
Total distributable earnings (loss)	124,879,374	(2,720,429)	(44,333,740)	305,712,736
Net assets	$449,757,129	$300,762,073	$232,676,572	$1,484,342,675
Unaffiliated investments, including repurchase agreements, at cost	$379,764,583	$260,141,611	$225,292,051	$1,213,993,022
Affiliated investments, at cost	$140,759	$1,737,136	$3,968,202	$9,268,179
Foreign currency, at cost	—	$1,373,948	$729,165	$110
Premiums received on written options	$2,828,580	—	—	—
Securities loaned, at value	$134,205	$1,649,957	$7,258,421	$9,108,909
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$6,361,161	$77,110,847	$5,984,016	$225,471,631
Shares outstanding	474,923	5,909,430	618,740	16,353,044
Net asset value, offering price and redemption price per share	$13.39	$13.05	$9.67	$13.79
Series II
Net assets	$286,935,658	$46,122,840	$32,753,884	$119,762,443
Shares outstanding	21,538,244	3,537,849	3,386,067	8,742,075
Net asset value, offering price and redemption price per share	$13.32	$13.04	$9.67	$13.70
Series NAV
Net assets	$156,460,310	$177,528,386	$193,938,672	$1,139,108,601
Shares outstanding	11,715,838	13,720,779	20,086,954	83,159,674
Net asset value, offering price and redemption price per share	$13.35	$12.94	$9.65	$13.70
The accompanying notes are an integral part of the financial statements.
87

John Hancock Variable Insurance Trust
Statements of assets and liabilities — December 31, 2020

Assets	Financial Industries Trust	Fundamental All Cap Core Trust	Fundamental Large Cap Value Trust	Global Trust
Unaffiliated investments, at value (including securities loaned)	$129,245,750	$2,142,072,248	$659,154,700	$337,406,248
Affiliated investments, at value	191,525	—	—	—
Repurchase agreements, at value	3,270,000	52,849,000	18,041,000	—
Total investments, at value	132,707,275	2,194,921,248	677,195,700	337,406,248
Unrealized appreciation on forward foreign currency contracts	140,431	—	—	—
Cash	565	492	734	12,174
Foreign currency, at value	56	29	—	42,447
Collateral segregated at custodian for OTC derivative contracts	—	—	—	800,000
Dividends and interest receivable	230,983	637,981	351,868	467,890
Receivable for fund shares sold	10,737	—	147,671	—
Receivable for investments sold	528,928	—	305,269	—
Receivable for securities lending income	27	—	—	—
Other assets	4,887	33,828	13,881	10,704
Total assets	133,623,889	2,195,593,578	678,015,123	338,739,463
Liabilities
Unrealized depreciation on forward foreign currency contracts	796,911	—	—	489,326
Payable for investments purchased	—	7,030,365	749,319	—
Payable for fund shares repurchased	255,798	561,817	2,448,260	1,797,189
Payable upon return of securities loaned	191,525	—	—	—
Payable to affiliates
Accounting and legal services fees	5,529	90,821	27,786	15,993
Trustees' fees	73	299	143	315
Other liabilities and accrued expenses	33,396	144,151	63,022	51,866
Total liabilities	1,283,232	7,827,453	3,288,530	2,354,689
Net assets	$132,340,657	$2,187,766,125	$674,726,593	$336,384,774
Net assets consist of
Paid-in capital	$104,190,465	$1,157,059,585	$425,726,525	$308,197,818
Total distributable earnings (loss)	28,150,192	1,030,706,540	249,000,068	28,186,956
Net assets	$132,340,657	$2,187,766,125	$674,726,593	$336,384,774
Unaffiliated investments, including repurchase agreements, at cost	$105,023,715	$1,361,603,713	$519,469,276	$269,330,810
Affiliated investments, at cost	$191,525	—	—	—
Foreign currency, at cost	$56	$28	—	$41,914
Securities loaned, at value	$186,684	—	—	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$92,986,555	$119,619,178	$390,536,579	$265,483,047
Shares outstanding	7,267,591	3,966,927	15,559,973	12,705,725
Net asset value, offering price and redemption price per share	$12.79	$30.15	$25.10	$20.89
Series II
Net assets	$14,728,557	$51,350,984	$159,536,472	$27,202,759
Shares outstanding	1,162,307	1,708,359	6,310,317	1,308,143
Net asset value, offering price and redemption price per share	$12.67	$30.06	$25.28	$20.79
Series NAV
Net assets	$24,625,545	$2,016,795,963	$124,653,542	$43,698,968
Shares outstanding	1,931,726	66,462,322	4,964,514	2,094,060
Net asset value, offering price and redemption price per share	$12.75	$30.34	$25.11	$20.87
The accompanying notes are an integral part of the financial statements.
88

John Hancock Variable Insurance Trust
Statements of assets and liabilities — December 31, 2020

Assets	Health Sciences Trust	International Equity Index Trust	International Small Company Trust	Lifestyle Aggressive Portfolio
Unaffiliated investments, at value (including securities loaned)	$325,431,445	$857,279,194	$114,766,899	$6,678,255
Affiliated investments, at value	—	22,175,729	7,803,195	31,366,104
Total investments, at value	325,431,445	879,454,923	122,570,094	38,044,359
Receivable for futures variation margin	—	225,181	—	—
Cash	—	—	1,093,619	—
Foreign currency, at value	14,709	8,368,474	145,669	—
Collateral held at broker for futures contracts	—	1,372,140	71,820	—
Dividends and interest receivable	244,943	2,041,284	244,636	—
Receivable for fund shares sold	64,335	491,493	48,924	—
Receivable for investments sold	81,824	150,760	229,562	1,803
Receivable for securities lending income	—	10,458	—	—
Receivable from affiliates	—	6,445	—	235
Other assets	6,007	22,228	4,244	2,355
Total assets	325,843,263	892,143,386	124,408,568	38,048,752
Liabilities
Payable for futures variation margin	—	—	7,740	—
Due to custodian	—	255,999	—	—
Foreign capital gains tax payable	—	216,592	—	—
Payable for investments purchased	17	45,861	—	13,272
Payable for fund shares repurchased	195,553	2,238,997	4,232	2,037
Payable upon return of securities loaned	—	20,939,489	7,807,153	—
Payable to affiliates
Accounting and legal services fees	13,668	35,778	4,686	1,580
Trustees' fees	89	218	67	56
Other liabilities and accrued expenses	37,242	131,986	59,577	14,231
Total liabilities	246,569	23,864,920	7,883,455	31,176
Net assets	$325,596,694	$868,278,466	$116,525,113	$38,017,576
Net assets consist of
Paid-in capital	$178,058,329	$608,166,755	$107,961,420	$29,990,399
Total distributable earnings (loss)	147,538,365	260,111,711	8,563,693	8,027,177
Net assets	$325,596,694	$868,278,466	$116,525,113	$38,017,576
Unaffiliated investments, including repurchase agreements, at cost	$208,920,084	$607,500,318	$110,057,862	$5,292,705
Affiliated investments, at cost	—	$22,214,531	$7,804,623	$27,974,956
Foreign currency, at cost	$14,576	$8,312,966	$145,331	—
Securities loaned, at value	—	$27,342,174	$7,776,698	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$80,321,964	$361,234,724	$26,528,080	$3,066,610
Shares outstanding	2,585,306	18,475,832	1,800,623	189,760
Net asset value, offering price and redemption price per share	$31.07	$19.55	$14.73	$16.16
Series II
Net assets	$83,655,024	$22,821,443	$14,893,541	$17,047,652
Shares outstanding	2,992,802	1,165,668	1,012,364	1,055,657
Net asset value, offering price and redemption price per share	$27.95	$19.58	$14.71	$16.15
Series NAV
Net assets	$161,619,706	$484,222,299	$75,103,492	$17,903,314
Shares outstanding	5,102,108	24,774,453	5,094,704	1,108,130
Net asset value, offering price and redemption price per share	$31.68	$19.55	$14.74	$16.16
The accompanying notes are an integral part of the financial statements.
89

John Hancock Variable Insurance Trust
Statements of assets and liabilities — December 31, 2020

Assets	Lifestyle Balanced Portfolio	Lifestyle Conservative Portfolio	Lifestyle Growth Portfolio	Lifestyle Moderate Portfolio
Unaffiliated investments, at value (including securities loaned)	—	—	$11	—
Affiliated investments, at value	$1,137,060,341	$233,673,581	6,301,653,164	$356,204,125
Total investments, at value	1,137,060,341	233,673,581	6,301,653,175	356,204,125
Receivable for fund shares sold	252,099	—	353,800	93,884
Receivable for investments sold	—	158,822	—	—
Receivable from affiliates	—	50	—	—
Other assets	11,107	3,924	70,377	4,860
Total assets	1,137,323,547	233,836,377	6,302,077,352	356,302,869
Liabilities
Payable for investments purchased	136,169	—	133,812	47,817
Payable for fund shares repurchased	84,878	152,145	40,541	36,087
Payable to affiliates
Investment management fees	—	—	—	83
Accounting and legal services fees	47,247	10,069	265,760	14,902
Trustees' fees	194	79	924	95
Other liabilities and accrued expenses	29,664	16,680	110,381	18,522
Total liabilities	298,152	178,973	551,418	117,506
Net assets	$1,137,025,395	$233,657,404	$6,301,525,934	$356,185,363
Net assets consist of
Paid-in capital	$959,552,618	$214,052,141	$4,991,011,259	$309,091,981
Total distributable earnings (loss)	177,472,777	19,605,263	1,310,514,675	47,093,382
Net assets	$1,137,025,395	$233,657,404	$6,301,525,934	$356,185,363
Unaffiliated investments, including repurchase agreements, at cost	—	—	$11	—
Affiliated investments, at cost	$1,006,605,288	$217,417,363	$5,398,265,197	$321,722,784
Securities loaned, at value	—	—	—	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$40,643,284	$16,479,867	$235,942,305	$14,484,122
Shares outstanding	2,478,924	1,142,058	13,263,431	920,161
Net asset value, offering price and redemption price per share	$16.40	$14.43	$17.79	$15.74
Series II
Net assets	$960,389,424	$208,119,190	$5,588,240,394	$306,565,214
Shares outstanding	58,466,351	14,405,136	313,839,735	19,437,492
Net asset value, offering price and redemption price per share	$16.43	$14.45	$17.81	$15.77
Series NAV
Net assets	$135,992,687	$9,058,347	$477,343,235	$35,136,027
Shares outstanding	8,302,664	628,338	26,847,719	2,232,880
Net asset value, offering price and redemption price per share	$16.38	$14.42	$17.78	$15.74
The accompanying notes are an integral part of the financial statements.
90

John Hancock Variable Insurance Trust
Statements of assets and liabilities — December 31, 2020

Assets	Mid Cap Index Trust	Mid Cap Stock Trust	Mid Value Trust	Real Estate Securities Trust
Unaffiliated investments, at value (including securities loaned)	$1,296,260,753	$969,134,336	$602,828,683	$312,748,776
Affiliated investments, at value	7,178,283	7,783,323	3,002,702	—
Repurchase agreements, at value	15,868,000	12,700,000	—	—
Total investments, at value	1,319,307,036	989,617,659	605,831,385	312,748,776
Receivable for futures variation margin	55,137	—	—	—
Cash	966	73,246	—	38,843
Foreign currency, at value	—	—	1,294	—
Collateral held at broker for futures contracts	2,642,000	—	—	—
Dividends and interest receivable	1,221,007	172,850	1,189,216	1,319,819
Receivable for fund shares sold	171,917	47,700	49,251	192,640
Receivable for investments sold	—	8,552,389	444,477	—
Receivable for securities lending income	5,607	16,026	6,297	—
Other assets	20,625	26,512	13,351	7,689
Total assets	1,323,424,295	998,506,382	607,535,271	314,307,767
Liabilities
Payable for investments purchased	2,276,695	453,364	487,885	—
Payable for fund shares repurchased	9,924,510	1,294,974	1,178,457	27,327
Payable upon return of securities loaned	7,111,018	7,756,158	3,009,340	—
Payable to affiliates
Accounting and legal services fees	53,720	40,286	25,191	13,450
Trustees' fees	234	423	145	106
Other liabilities and accrued expenses	92,796	72,754	67,382	47,293
Total liabilities	19,458,973	9,617,959	4,768,400	88,176
Net assets	$1,303,965,322	$988,888,423	$602,766,871	$314,219,591
Net assets consist of
Paid-in capital	$947,810,966	$414,147,485	$495,880,848	$303,756,852
Total distributable earnings (loss)	356,154,356	574,740,938	106,886,023	10,462,739
Net assets	$1,303,965,322	$988,888,423	$602,766,871	$314,219,591
Unaffiliated investments, including repurchase agreements, at cost	$1,034,666,330	$668,049,069	$503,045,722	$295,697,566
Affiliated investments, at cost	$7,178,749	$7,783,610	$3,002,870	—
Foreign currency, at cost	—	—	$1,294	—
Securities loaned, at value	$7,420,580	$7,532,790	$2,931,471	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$995,630,560	$234,452,461	$210,433,569	$61,299,455
Shares outstanding	46,647,478	8,953,034	20,666,967	3,231,199
Net asset value, offering price and redemption price per share	$21.34	$26.19	$10.18	$18.97
Series II
Net assets	$66,806,747	$119,830,458	$47,307,710	$32,236,444
Shares outstanding	3,150,064	5,006,821	4,640,474	1,700,557
Net asset value, offering price and redemption price per share	$21.21	$23.93	$10.19	$18.96
Series NAV
Net assets	$241,528,015	$634,605,504	$345,025,592	$220,683,692
Shares outstanding	11,317,094	23,768,792	34,138,868	11,714,398
Net asset value, offering price and redemption price per share	$21.34	$26.70	$10.11	$18.84
The accompanying notes are an integral part of the financial statements.
91

John Hancock Variable Insurance Trust
Statements of assets and liabilities — December 31, 2020

Assets	Science & Technology Trust	Small Cap Index Trust	Small Cap Opportunities Trust	Small Cap Stock Trust
Unaffiliated investments, at value (including securities loaned)	$1,162,581,690	$588,625,484	$141,593,927	$430,574,159
Affiliated investments, at value	9,895,989	9,853,849	1,188,093	19,198,246
Repurchase agreements, at value	13,296,000	18,172,000	—	6,400,000
Total investments, at value	1,185,773,679	616,651,333	142,782,020	456,172,405
Cash	374	8,898	770	—
Foreign currency, at value	681,797	—	—	9
Collateral held at broker for futures contracts	—	1,641,600	—	—
Unrealized appreciation on unfunded commitments	—	—	—	2,689,808
Dividends and interest receivable	205,351	518,465	86,158	92,226
Receivable for fund shares sold	261,638	120,016	—	32,824
Receivable for investments sold	4,077,517	—	181,549	1,078,736
Receivable for securities lending income	2,931	41,546	5,453	8,920
Other assets	15,876	11,039	4,733	11,297
Total assets	1,191,019,163	618,992,897	143,060,683	460,086,225
Liabilities
Payable for futures variation margin	—	17,036	—	—
Due to custodian	—	—	—	873,079
Payable for investments purchased	6,381,934	—	530,556	—
Payable for fund shares repurchased	7,871,395	2,869,584	281,093	126,076
Payable upon return of securities loaned	9,898,757	9,833,149	1,185,843	19,210,588
Payable to affiliates
Accounting and legal services fees	47,263	24,811	5,692	16,919
Trustees' fees	155	131	70	91
Other liabilities and accrued expenses	96,011	56,613	27,136	33,341
Total liabilities	24,295,515	12,801,324	2,030,390	20,260,094
Net assets	$1,166,723,648	$606,191,573	$141,030,293	$439,826,131
Net assets consist of
Paid-in capital	$611,974,609	$382,230,344	$111,699,827	$254,688,847
Total distributable earnings (loss)	554,749,039	223,961,229	29,330,466	185,137,284
Net assets	$1,166,723,648	$606,191,573	$141,030,293	$439,826,131
Unaffiliated investments, including repurchase agreements, at cost	$828,980,805	$430,636,316	$115,796,811	$316,250,735
Affiliated investments, at cost	$9,896,233	$9,855,179	$1,188,240	$19,199,411
Foreign currency, at cost	$611,242	—	—	$9
Securities loaned, at value	$9,686,691	$22,190,202	$1,160,302	$18,765,335
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$938,355,972	$426,620,330	$81,323,029	$136,786,526
Shares outstanding	22,413,701	26,152,119	3,099,331	11,476,684
Net asset value, offering price and redemption price per share	$41.87	$16.31	$26.24	$11.92
Series II
Net assets	$83,537,369	$35,855,732	$29,979,724	$42,268,508
Shares outstanding	2,137,537	2,213,258	1,170,441	3,885,604
Net asset value, offering price and redemption price per share	$39.08	$16.20	$25.61	$10.88
Series NAV
Net assets	$144,830,307	$143,715,511	$29,727,540	$260,771,097
Shares outstanding	3,404,115	8,798,322	1,141,775	21,430,970
Net asset value, offering price and redemption price per share	$42.55	$16.33	$26.04	$12.17
The accompanying notes are an integral part of the financial statements.
92

John Hancock Variable Insurance Trust
Statements of assets and liabilities — December 31, 2020

Assets	Small Cap Value Trust	Small Company Value Trust	Strategic Equity Allocation Trust	Total Stock Market Index Trust
Unaffiliated investments, at value (including securities loaned)	$473,093,002	$154,339,675	$9,310,558,720	$810,503,149
Affiliated investments, at value	884,316	1,312,799	93,350,730	10,477,471
Repurchase agreements, at value	15,500,000	—	19,408,000	10,891,000
Total investments, at value	489,477,318	155,652,474	9,423,317,450	831,871,620
Receivable for futures variation margin	—	—	584,523	71,129
Cash	12,516	—	9,423	529
Foreign currency, at value	53	—	4,712,973	109
Collateral held at broker for futures contracts	—	—	40,440,868	1,465,800
Dividends and interest receivable	719,999	119,661	13,869,455	577,486
Receivable for fund shares sold	174,662	4,785	—	362,837
Receivable for investments sold	215,755	746,078	1,469,217	2,040
Receivable for securities lending income	614	6,453	73,038	15,516
Other assets	10,213	5,315	171,669	14,644
Total assets	490,611,130	156,534,766	9,484,648,616	834,381,710
Liabilities
Payable for investments purchased	—	5,652	1,173,989	2,040
Payable for fund shares repurchased	1,321,686	28,175	5,478,232	7,452,002
Payable upon return of securities loaned	886,356	1,311,946	93,387,500	10,473,008
Payable to affiliates
Accounting and legal services fees	18,056	6,290	396,209	34,141
Trustees' fees	123	71	1,426	155
Other liabilities and accrued expenses	42,211	22,126	855,460	81,623
Total liabilities	2,268,432	1,374,260	101,292,816	18,042,969
Net assets	$488,342,698	$155,160,506	$9,383,355,800	$816,338,741
Net assets consist of
Paid-in capital	$431,967,552	$111,118,797	$4,314,534,189	$297,780,099
Total distributable earnings (loss)	56,375,146	44,041,709	5,068,821,611	518,558,642
Net assets	$488,342,698	$155,160,506	$9,383,355,800	$816,338,741
Unaffiliated investments, including repurchase agreements, at cost	$427,627,689	$114,074,508	$5,084,277,033	$346,028,175
Affiliated investments, at cost	$884,383	$1,312,862	$93,358,895	$10,479,253
Foreign currency, at cost	$52	—	$4,642,617	$107
Securities loaned, at value	$868,018	$1,259,823	$96,897,744	$10,246,871
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$167,214,020	$53,902,110	—	$554,176,088
Shares outstanding	11,376,150	5,108,042	—	21,105,473
Net asset value, offering price and redemption price per share	$14.70	$10.55	—	$26.26
Series II
Net assets	$22,660,548	$43,061,262	—	$45,718,505
Shares outstanding	1,554,038	4,284,083	—	1,749,598
Net asset value, offering price and redemption price per share	$14.58	$10.05	—	$26.13
Series NAV
Net assets	$298,468,130	$58,197,134	$9,383,355,800	$216,444,148
Shares outstanding	20,399,612	5,551,826	447,302,583	8,244,611
Net asset value, offering price and redemption price per share	$14.63	$10.48	$20.98	$26.25
The accompanying notes are an integral part of the financial statements.
93

John Hancock Variable Insurance Trust
Statements of operations — For the year ended December 31, 2020

Investment income	500 Index Trust	American Asset Allocation Trust	American Global Growth Trust	American Growth Trust
Dividends from unaffiliated investments	$121,043,959	$24,810,611	$1,270,900	$4,966,125
Interest	740,543	—	—	—
Securities lending	167,364	—	—	—
Total investment income	121,951,866	24,810,611	1,270,900	4,966,125
Expenses
Investment management fees	27,652,130	—	—	—
Distribution and service fees	2,057,266	8,865,546	1,420,194	6,028,169
Accounting and legal services fees	988,434	224,736	35,706	151,552
Trustees' fees	96,940	21,431	3,601	14,339
Custodian fees	629,699	12,031	12,031	12,031
Printing and postage	122,392	42,071	18,661	32,382
Professional fees	162,576	46,327	23,980	37,279
Other	194,080	29,891	11,215	22,525
Total expenses	31,903,517	9,242,033	1,525,388	6,298,277
Less expense reductions	(14,844,462)	(635,583)	(140,419)	(639,387)
Net expenses	17,059,055	8,606,450	1,384,969	5,658,890
Net investment income (loss)	104,892,811	16,204,161	(114,069)	(692,765)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	279,401,046	70,326,274	7,982,739	48,209,350
Affiliated investments	53,659	—	—	—
Capital gain distributions received from unaffiliated investments	—	6,078,460	6,101,318	21,690,728
Futures contracts	35,166,047	—	—	—
	314,620,752	76,404,734	14,084,057	69,900,078
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	633,368,729	57,474,962	44,474,367	318,533,109
Affiliated investments	(470)	—	—	—
Futures contracts	2,333,858	—	—	—
	635,702,117	57,474,962	44,474,367	318,533,109
Net realized and unrealized gain (loss)	950,322,869	133,879,696	58,558,424	388,433,187
Increase in net assets from operations	$1,055,215,680	$150,083,857	$58,444,355	$387,740,422
The accompanying notes are an integral part of the financial statements.
94

John Hancock Variable Insurance Trust
Statements of operations — For the year ended December 31, 2020

Investment income	American Growth-Income Trust	American International Trust	Blue Chip Growth Trust	Capital Appreciation Trust
Dividends from unaffiliated investments	$15,079,021	$4,215,676	$10,903,729	$2,846,591
Interest	—	—	32,195	11,259
Securities lending	—	—	73,968	39,002
Less foreign taxes withheld	—	—	(4,847)	(29,973)
Total investment income	15,079,021	4,215,676	11,005,045	2,866,879
Expenses
Investment management fees	—	—	15,750,251	4,256,810
Distribution and service fees	5,760,720	3,037,452	509,653	296,844
Accounting and legal services fees	160,773	76,261	349,183	94,995
Trustees' fees	15,543	7,474	34,344	9,598
Custodian fees	12,031	12,031	242,520	74,467
Printing and postage	34,510	23,560	56,016	22,693
Professional fees	38,847	28,584	83,752	50,812
Other	23,790	15,301	71,239	30,698
Total expenses	6,046,214	3,200,663	17,096,958	4,836,917
Less expense reductions	(408,740)	(89,529)	(708,074)	(43,587)
Net expenses	5,637,474	3,111,134	16,388,884	4,793,330
Net investment income (loss)	9,441,547	1,104,542	(5,383,839)	(1,926,451)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	31,271,015	1,862,061	322,293,370	125,484,530
Affiliated investments	—	—	12,050	(6,808)
Capital gain distributions received from unaffiliated investments	25,345,378	—	—	—
	56,616,393	1,862,061	322,305,420	125,477,722
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	59,521,872	67,764,966	313,551,556	154,415,110
Affiliated investments	—	—	(365)	(1,240)
	59,521,872	67,764,966	313,551,191	154,413,870
Net realized and unrealized gain (loss)	116,138,265	69,627,027	635,856,611	279,891,592
Increase in net assets from operations	$125,579,812	$70,731,569	$630,472,772	$277,965,141
The accompanying notes are an integral part of the financial statements.
95

John Hancock Variable Insurance Trust
Statements of operations — For the year ended December 31, 2020

Investment income	Capital Appreciation Value Trust	Disciplined Value International Trust	Emerging Markets Value Trust	Equity Income Trust
Dividends from unaffiliated investments	$3,734,764	$7,987,950	$7,182,692	$43,234,665
Interest	3,458,915	45,985	6,144	304,867
Securities lending	34,558	52,365	80,645	158,341
Less foreign taxes withheld	(19,139)	(687,819)	(855,632)	(646,103)
Total investment income	7,209,098	7,398,481	6,413,849	43,051,770
Expenses
Investment management fees	3,363,314	2,066,171	1,917,946	9,682,044
Distribution and service fees	668,537	136,931	74,185	376,656
Accounting and legal services fees	66,297	37,996	28,155	218,039
Trustees' fees	6,654	4,359	3,245	23,511
Custodian fees	63,187	123,617	231,122	167,351
Printing and postage	22,230	23,860	27,247	60,746
Professional fees	58,243	89,608	68,849	78,959
Other	22,911	25,510	28,885	91,033
Total expenses	4,271,373	2,508,052	2,379,634	10,698,339
Less expense reductions	(166,888)	(19,041)	(14,315)	(405,203)
Net expenses	4,104,485	2,489,011	2,365,319	10,293,136
Net investment income	3,104,613	4,909,470	4,048,530	32,758,634
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	49,829,909	(31,092,177)	(9,073,366)	28,990,870
Affiliated investments	3,714	4,568	2,691	3,966
Futures contracts	—	—	302,108	578,576
Written options	1,271,148	—	—	—
	51,104,771	(31,087,609)	(8,768,567)	29,573,412
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	12,614,741	34,521,973	11,590,163	(63,407,089)
Affiliated investments	(105)	(66)	(126)	351
Futures contracts	—	—	939	—
Written options	(247,983)	—	—	—
	12,366,653	34,521,907	11,590,976	(63,406,738)
Net realized and unrealized gain (loss)	63,471,424	3,434,298	2,822,409	(33,833,326)
Increase (decrease) in net assets from operations	$66,576,037	$8,343,768	$6,870,939	$(1,074,692)
The accompanying notes are an integral part of the financial statements.
96

John Hancock Variable Insurance Trust
Statements of operations — For the year ended December 31, 2020

Investment income	Financial Industries Trust	Fundamental All Cap Core Trust	Fundamental Large Cap Value Trust	Global Trust
Dividends from unaffiliated investments	$2,525,613	$18,698,427	$10,471,250	$4,134,782
Interest	66,386	113,288	32,511	24,156
Securities lending	2,595	—	—	12,296
Less foreign taxes withheld	(8,363)	(254,893)	(207,977)	(225,694)
Total investment income	2,586,231	18,556,822	10,295,784	3,945,540
Expenses
Investment management fees	964,080	12,423,526	4,118,729	1,548,181
Distribution and service fees	77,512	167,610	535,963	127,047
Accounting and legal services fees	19,103	299,288	95,111	30,875
Trustees' fees	2,170	29,688	9,805	2,951
Custodian fees	32,634	204,300	78,511	77,462
Printing and postage	16,338	41,907	26,412	59,836
Professional fees	47,791	74,807	51,333	186,182
Other	18,650	71,473	32,395	22,091
Total expenses	1,178,278	13,312,599	4,948,259	2,054,625
Less expense reductions	(8,921)	(132,274)	(60,573)	(28,952)
Net expenses	1,169,357	13,180,325	4,887,686	2,025,673
Net investment income	1,416,874	5,376,497	5,408,098	1,919,867
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	638,979	195,851,821	89,604,524	(27,424,985)
Affiliated investments	314	—	—	(3,844)
Forward foreign currency contracts	(710,886)	—	—	(959,506)
	(71,593)	195,851,821	89,604,524	(28,388,335)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(946,342)	268,581,806	(23,932,139)	49,392,116
Affiliated investments	10	—	—	149
Forward foreign currency contracts	(583,848)	—	—	(489,326)
	(1,530,180)	268,581,806	(23,932,139)	48,902,939
Net realized and unrealized gain (loss)	(1,601,773)	464,433,627	65,672,385	20,514,604
Increase (decrease) in net assets from operations	$(184,899)	$469,810,124	$71,080,483	$22,434,471
The accompanying notes are an integral part of the financial statements.
97

John Hancock Variable Insurance Trust
Statements of operations — For the year ended December 31, 2020

Investment income	Health Sciences Trust	International Equity Index Trust	International Small Company Trust	Lifestyle Aggressive Portfolio
Dividends from unaffiliated investments	$2,208,645	$20,045,345	$2,451,617	$130,857
Interest	13,456	20,765	4,020	96
Securities lending	—	215,833	174,544	913
Dividends from affiliated investments	—	49,408	—	546,046
Less foreign taxes withheld	(46,351)	(1,855,569)	(209,691)	—
Total investment income	2,175,750	18,475,782	2,420,490	677,912
Expenses
Investment management fees	2,897,649	3,937,420	952,244	41,953
Distribution and service fees	219,074	208,930	42,306	41,582
Accounting and legal services fees	46,950	116,902	15,251	5,302
Trustees' fees	4,592	12,729	1,760	664
Custodian fees	44,214	383,525	109,577	21,075
Printing and postage	18,825	33,178	15,585	13,817
Professional fees	67,626	85,004	67,453	34,312
Other	19,745	48,696	16,110	9,019
Total expenses	3,318,675	4,826,384	1,220,286	167,724
Less expense reductions	(166,084)	(2,050,966)	(7,201)	(70,239)
Net expenses	3,152,591	2,775,418	1,213,085	97,485
Net investment income (loss)	(976,841)	15,700,364	1,207,405	580,427
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	33,957,148	9,047,384	4,027,167	258,997
Affiliated investments	—	22,464	483	1,029,812
Capital gain distributions received from affiliated investments	—	—	—	2,156,378
Futures contracts	—	3,094,658	133,905	—
	33,957,148	12,164,506	4,161,555	3,445,187
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	37,615,827	51,493,557	3,184,031	521,441
Affiliated investments	—	(202,788)	(586)	378,493
Futures contracts	—	71,399	8,000	—
	37,615,827	51,362,168	3,191,445	899,934
Net realized and unrealized gain (loss)	71,572,975	63,526,674	7,353,000	4,345,121
Increase in net assets from operations	$70,596,134	$79,227,038	$8,560,405	$4,925,548
The accompanying notes are an integral part of the financial statements.
98

John Hancock Variable Insurance Trust
Statements of operations — For the year ended December 31, 2020

Investment income	Lifestyle Balanced Portfolio	Lifestyle Conservative Portfolio	Lifestyle Growth Portfolio	Lifestyle Moderate Portfolio
Dividends from affiliated investments	$25,617,947	$6,363,776	$131,642,633	$8,520,290
Expenses
Investment management fees	409,933	85,314	2,375,340	128,071
Distribution and service fees	2,112,051	475,443	12,897,561	673,605
Accounting and legal services fees	168,795	34,923	977,563	52,360
Trustees' fees	15,982	3,330	92,917	5,064
Custodian fees	21,081	21,073	21,073	21,073
Printing and postage	40,041	18,433	142,292	20,600
Professional fees	53,041	37,654	147,170	39,709
Other	23,011	11,709	91,136	13,212
Total expenses	2,843,935	687,879	16,745,052	953,694
Less expense reductions	(49,558)	(54,938)	(287,169)	(43,651)
Net expenses	2,794,377	632,941	16,457,883	910,043
Net investment income	22,823,570	5,730,835	115,184,750	7,610,247
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	46	—	23,950	—
Affiliated investments	10,017,982	1,141,161	104,426,849	3,686,534
Capital gain distributions received from affiliated investments	39,342,158	3,394,898	316,053,118	9,984,534
	49,360,186	4,536,059	420,503,917	13,671,068
Change in net unrealized appreciation (depreciation) of
Affiliated investments	45,469,432	11,512,733	185,420,595	13,934,298
	45,469,432	11,512,733	185,420,595	13,934,298
Net realized and unrealized gain (loss)	94,829,618	16,048,792	605,924,512	27,605,366
Increase in net assets from operations	$117,653,188	$21,779,627	$721,109,262	$35,215,613
The accompanying notes are an integral part of the financial statements.
99

John Hancock Variable Insurance Trust
Statements of operations — For the year ended December 31, 2020

Investment income	Mid Cap Index Trust	Mid Cap Stock Trust	Mid Value Trust	Real Estate Securities Trust
Dividends from unaffiliated investments	$17,557,180	$1,877,480	$10,975,052	$8,515,579
Interest	65,819	97,616	260,587	6,876
Securities lending	237,338	629,409	140,131	16,547
Less foreign taxes withheld	(1,184)	(10,824)	(237,730)	—
Non-cash dividends	—	—	3,074,714	—
Total investment income	17,859,153	2,593,681	14,212,754	8,539,002
Expenses
Investment management fees	5,396,124	6,736,895	5,298,108	2,156,704
Distribution and service fees	589,480	331,646	202,171	112,196
Accounting and legal services fees	189,059	128,633	88,314	49,340
Trustees' fees	18,750	12,905	9,260	5,237
Custodian fees	129,555	92,600	84,869	44,694
Printing and postage	34,465	27,949	24,169	19,528
Professional fees	62,311	85,055	56,864	84,540
Other	49,044	36,376	30,072	23,191
Total expenses	6,468,788	7,452,059	5,793,827	2,495,430
Less expense reductions	(1,228,220)	(58,190)	(290,406)	(22,060)
Net expenses	5,240,568	7,393,869	5,503,421	2,473,370
Net investment income (loss)	12,618,585	(4,800,188)	8,709,333	6,065,632
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	74,371,939	267,226,388	16,283,577	(10,496,608)
Affiliated investments	62,180	36,173	3,299	1,879
Futures contracts	2,222,290	—	—	—
	76,656,409	267,262,561	16,286,876	(10,494,729)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	51,723,584	159,364,817	20,572,038	(17,796,519)
Affiliated investments	3,269	3,839	(1,361)	—
Futures contracts	162,166	—	—	—
	51,889,019	159,368,656	20,570,677	(17,796,519)
Net realized and unrealized gain (loss)	128,545,428	426,631,217	36,857,553	(28,291,248)
Increase (decrease) in net assets from operations	$141,164,013	$421,831,029	$45,566,886	$(22,225,616)
The accompanying notes are an integral part of the financial statements.
100

John Hancock Variable Insurance Trust
Statements of operations — For the year ended December 31, 2020

Investment income	Science & Technology Trust	Small Cap Index Trust	Small Cap Opportunities Trust	Small Cap Stock Trust
Dividends from unaffiliated investments	$8,113,958	$5,933,138	$1,766,777	$1,196,304
Interest	267,435	26,578	3,552	21,520
Securities lending	101,840	608,457	57,792	239,993
Less foreign taxes withheld	(178,682)	(8,845)	(3,974)	—
Total investment income	8,304,551	6,559,328	1,824,147	1,457,817
Expenses
Investment management fees	9,278,566	2,502,075	1,157,015	3,175,650
Distribution and service fees	535,340	247,712	97,011	128,319
Accounting and legal services fees	152,911	83,062	17,486	50,196
Trustees' fees	14,370	8,533	2,013	5,066
Custodian fees	144,063	66,209	36,573	41,035
Printing and postage	27,751	23,484	16,100	19,082
Professional fees	74,375	60,454	45,075	56,259
Other	36,125	29,262	17,668	20,963
Total expenses	10,263,501	3,020,791	1,388,941	3,496,570
Less expense reductions	(382,787)	(295,979)	(195,886)	(22,747)
Net expenses	9,880,714	2,724,812	1,193,055	3,473,823
Net investment income (loss)	(1,576,163)	3,834,516	631,092	(2,016,006)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	219,713,015	41,597,326	3,398,218	64,965,873
Affiliated investments	1,642	(16,429)	3,178	(2,458)
Futures contracts	—	7,042,157	—	—
	219,714,657	48,623,054	3,401,396	64,963,415
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	213,308,946	44,789,614	7,941,999	78,562,469
Affiliated investments	3,919	(1,106)	(110)	746
Futures contracts	—	263,007	—	—
Unfunded commitments	—	—	—	2,689,808
	213,312,865	45,051,515	7,941,889	81,253,023
Net realized and unrealized gain (loss)	433,027,522	93,674,569	11,343,285	146,216,438
Increase in net assets from operations	$431,451,359	$97,509,085	$11,974,377	$144,200,432
The accompanying notes are an integral part of the financial statements.
101

John Hancock Variable Insurance Trust
Statements of operations — For the year ended December 31, 2020

Investment income	Small Cap Value Trust	Small Company Value Trust	Strategic Equity Allocation Trust	Total Stock Market Index Trust
Dividends from unaffiliated investments	$6,352,945	$1,789,203	$190,187,002	$13,487,675
Interest	33,373	8,961	942,614	46,423
Securities lending	26,473	126,008	1,534,466	170,815
Less foreign taxes withheld	(13,347)	(2,974)	(6,220,257)	(741)
Total investment income	6,399,444	1,921,198	186,443,825	13,704,172
Expenses
Investment management fees	3,751,421	1,339,021	54,524,266	3,410,277
Distribution and service fees	126,398	115,393	—	344,544
Accounting and legal services fees	60,034	19,370	1,401,961	116,632
Trustees' fees	6,553	2,197	141,780	11,603
Custodian fees	54,677	23,649	1,322,971	86,179
Printing and postage	21,583	16,067	131,232	26,644
Professional fees	52,858	41,837	252,845	71,641
Other	24,626	15,275	355,104	36,575
Total expenses	4,098,150	1,572,809	58,130,159	4,104,095
Less expense reductions	(28,030)	(77,931)	(11,576,081)	(551,166)
Net expenses	4,070,120	1,494,878	46,554,078	3,552,929
Net investment income	2,329,324	426,320	139,889,747	10,151,243
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	1,043,286	4,979,767	816,371,303	40,104,219
Affiliated investments	1,000	2,760	71,784	8,484
Futures contracts	—	—	37,390,136	1,808,537
	1,044,286	4,982,527	853,833,223	41,921,240
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(37,056,490)	8,538,441	172,104,061	93,184,116
Affiliated investments	198	952	6,960	(745)
Futures contracts	—	—	5,232,582	(125,451)
	(37,056,292)	8,539,393	177,343,603	93,057,920
Net realized and unrealized gain (loss)	(36,012,006)	13,521,920	1,031,176,826	134,979,160
Increase (decrease) in net assets from operations	$(33,682,682)	$13,948,240	$1,171,066,573	$145,130,403
The accompanying notes are an integral part of the financial statements.
102

John Hancock Variable Insurance Trust
Statements of changes in net assets

	500 Index Trust		American Asset Allocation Trust		American Global Growth Trust
Increase (decrease) in net assets	Year ended 12-31-20	Year ended 12-31-19	Year ended 12-31-20	Year ended 12-31-19	Year ended 12-31-20	Year ended 12-31-19
From operations
Net investment income (loss)	$104,892,811	$104,491,771	$16,204,161	$19,699,394	$(114,069)	$1,427,227
Net realized gain	314,620,752	218,196,341	76,404,734	156,581,854	14,084,057	17,424,270
Change in net unrealized appreciation (depreciation)	635,702,117	1,160,756,649	57,474,962	82,028,847	44,474,367	43,080,582
Increase in net assets resulting from operations	1,055,215,680	1,483,444,761	150,083,857	258,310,095	58,444,355	61,932,079
Distributions to shareholders
From earnings
Series I	(140,819,888)	(114,483,310)	(40,739,656)	(35,660,410)	(2,575,727)	(2,526,375)
Series II	(2,486,486)	(2,189,403)	(117,374,226)	(115,308,474)	(12,658,629)	(16,298,156)
Series III	—	—	(15,804,385)	(14,871,729)	(2,331,770)	(3,132,388)
Series NAV	(81,922,505)	(65,880,834)	—	—	—	—
Total distributions	(225,228,879)	(182,553,547)	(173,918,267)	(165,840,613)	(17,566,126)	(21,956,919)
From portfolio share transactions
Portfolio share transactions	(109,030,580)	(10,435,436)	40,213,411	(9,341,398)	(16,785,527)	(9,559,683)
Total increase	720,956,221	1,290,455,778	16,379,001	83,128,084	24,092,702	30,415,477
Net assets
Beginning of year	6,104,236,400	4,813,780,622	1,395,218,249	1,312,090,165	218,642,136	188,226,659
End of year	$6,825,192,621	$6,104,236,400	$1,411,597,250	$1,395,218,249	$242,734,838	$218,642,136
	American Growth Trust		American Growth-Income Trust		American International Trust
Increase (decrease) in net assets	Year ended 12-31-20	Year ended 12-31-19	Year ended 12-31-20	Year ended 12-31-19	Year ended 12-31-20	Year ended 12-31-19
From operations
Net investment income (loss)	$(692,765)	$2,847,375	$9,441,547	$12,377,249	$1,104,542	$4,632,598
Net realized gain	69,900,078	134,697,576	56,616,393	131,311,076	1,862,061	33,232,614
Change in net unrealized appreciation (depreciation)	318,533,109	83,242,374	59,521,872	79,765,672	67,764,966	57,862,172
Increase in net assets resulting from operations	387,740,422	220,787,325	125,579,812	223,453,997	70,731,569	95,727,384
Distributions to shareholders
From earnings
Series I	(23,055,381)	(25,367,495)	(40,231,022)	(35,649,903)	(7,212,201)	(10,130,936)
Series II	(82,362,899)	(111,654,357)	(71,054,364)	(68,246,297)	(13,936,196)	(24,456,447)
Series III	(11,683,658)	(16,606,770)	(28,815,935)	(27,243,551)	(1,844,291)	(3,060,600)
Total distributions	(117,101,938)	(153,628,622)	(140,101,321)	(131,139,751)	(22,992,688)	(37,647,983)
From portfolio share transactions
Portfolio share transactions	(81,404,474)	12,016,101	39,829,353	(4,150,005)	(7,499,038)	(27,655,181)
Total increase	189,234,010	79,174,804	25,307,844	88,164,241	40,239,843	30,424,220
Net assets
Beginning of year	857,204,357	778,029,553	1,008,898,284	920,734,043	484,275,635	453,851,415
End of year	$1,046,438,367	$857,204,357	$1,034,206,128	$1,008,898,284	$524,515,478	$484,275,635
The accompanying notes are an integral part of the financial statements.
103

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Blue Chip Growth Trust		Capital Appreciation Trust		Capital Appreciation Value Trust
Increase (decrease) in net assets	Year ended 12-31-20	Year ended 12-31-19	Year ended 12-31-20	Year ended 12-31-19	Year ended 12-31-20	Year ended 12-31-19
From operations
Net investment income (loss)	$(5,383,839)	$(368,900)	$(1,926,451)	$(313,597)	$3,104,613	$4,895,056
Net realized gain	322,305,420	293,910,433	125,477,722	65,877,441	51,104,771	33,923,354
Change in net unrealized appreciation (depreciation)	313,551,191	248,678,345	154,413,870	86,431,439	12,366,653	45,140,127
Increase in net assets resulting from operations	630,472,772	542,219,878	277,965,141	151,995,283	66,576,037	83,958,537
Distributions to shareholders
From earnings
Series I	(48,329,550)	(45,466,250)	(24,024,161)	(122,447,426)	(514,065)	(552,889)
Series II	(19,738,173)	(19,195,927)	(9,104,998)	(42,591,813)	(24,625,527)	(20,553,703)
Series NAV	(224,760,504)	(233,823,292)	(32,189,382)	(170,879,733)	(13,130,202)	(8,894,092)
Total distributions	(292,828,227)	(298,485,469)	(65,318,541)	(335,918,972)	(38,269,794)	(30,000,684)
From portfolio share transactions
Portfolio share transactions	(148,073,453)	(1,092,296)	(11,808,364)	219,132,783	8,649,106	5,359,245
Total increase	189,571,092	242,642,113	200,838,236	35,209,094	36,955,349	59,317,098
Net assets
Beginning of year	2,166,853,719	1,924,211,606	542,802,604	507,593,510	412,801,780	353,484,682
End of year	$2,356,424,811	$2,166,853,719	$743,640,840	$542,802,604	$449,757,129	$412,801,780
	Disciplined Value International Trust		Emerging Markets Value Trust		Equity Income Trust
Increase (decrease) in net assets	Year ended 12-31-20	Year ended 12-31-19	Year ended 12-31-20	Year ended 12-31-19	Year ended 12-31-20	Year ended 12-31-19
From operations
Net investment income	$4,909,470	$7,195,383	$4,048,530	$4,013,808	$32,758,634	$36,889,985
Net realized gain (loss)	(31,087,609)	96,011	(8,768,567)	4,279,327	29,573,412	110,719,044
Change in net unrealized appreciation (depreciation)	34,521,907	28,265,832	11,590,976	14,220,104	(63,406,738)	224,512,386
Increase (decrease) in net assets resulting from operations	8,343,768	35,557,226	6,870,939	22,513,239	(1,074,692)	372,121,415
Distributions to shareholders
From earnings
Series I	(1,438,637)	(2,273,210)	(124,789)	(183,544)	(21,710,712)	(24,882,744)
Series II	(793,702)	(1,264,651)	(638,953)	(1,015,180)	(11,464,344)	(12,879,006)
Series NAV	(3,461,172)	(4,950,303)	(4,060,113)	(5,795,262)	(115,622,593)	(137,609,946)
Total distributions	(5,693,511)	(8,488,164)	(4,823,855)	(6,993,986)	(148,797,649)	(175,371,696)
From portfolio share transactions
Portfolio share transactions	(11,562,583)	(18,598,253)	(3,045,711)	8,428,608	(61,379,085)	(49,023,989)
Issued in reorganization	—	—	—	—	—	72,886,236
Total from portfolio share transactions	(11,562,583)	(18,598,253)	(3,045,711)	8,428,608	(61,379,085)	23,862,247
Total increase (decrease)	(8,912,326)	8,470,809	(998,627)	23,947,861	(211,251,426)	220,611,966
Net assets
Beginning of year	309,674,399	301,203,590	233,675,199	209,727,338	1,695,594,101	1,474,982,135
End of year	$300,762,073	$309,674,399	$232,676,572	$233,675,199	$1,484,342,675	$1,695,594,101
The accompanying notes are an integral part of the financial statements.
104

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Financial Industries Trust		Fundamental All Cap Core Trust		Fundamental Large Cap Value Trust
Increase (decrease) in net assets	Year ended 12-31-20	Year ended 12-31-19	Year ended 12-31-20	Year ended 12-31-19	Year ended 12-31-20	Year ended 12-31-19
From operations
Net investment income	$1,416,874	$2,485,763	$5,376,497	$8,962,630	$5,408,098	$7,381,316
Net realized gain (loss)	(71,593)	12,192,545	195,851,821	55,841,575	89,604,524	11,523,409
Change in net unrealized appreciation (depreciation)	(1,530,180)	30,811,884	268,581,806	465,875,263	(23,932,139)	178,560,757
Increase (decrease) in net assets resulting from operations	(184,899)	45,490,192	469,810,124	530,679,468	71,080,483	197,465,482
Distributions to shareholders
From earnings
Series I	(9,295,325)	(11,925,607)	(3,553,697)	(10,336,027)	(10,560,919)	(10,970,767)
Series II	(1,427,577)	(1,518,753)	(1,417,804)	(3,673,516)	(4,060,006)	(4,073,009)
Series NAV	(2,408,134)	(2,564,657)	(58,278,006)	(129,469,175)	(3,300,686)	(2,482,579)
From tax return of capital
Total distributions	(13,131,036)	(16,009,017)	(63,249,507)	(143,478,718)	(17,921,611)	(17,526,355)
From portfolio share transactions
Portfolio share transactions	(12,036,094)	(36,033,736)	(86,683,252)	(29,716,441)	(42,419,712)	(110,107,470)
Total increase (decrease)	(25,352,029)	(6,552,561)	319,877,365	357,484,309	10,739,160	69,831,657
Net assets
Beginning of year	157,692,686	164,245,247	1,867,888,760	1,510,404,451	663,987,433	594,155,776
End of year	$132,340,657	$157,692,686	$2,187,766,125	$1,867,888,760	$674,726,593	$663,987,433
	Global Trust		Health Sciences Trust		International Equity Index Trust
Increase (decrease) in net assets	Year ended 12-31-20	Year ended 12-31-19	Year ended 12-31-20	Year ended 12-31-19	Year ended 12-31-20	Year ended 12-31-19
From operations
Net investment income (loss)	$1,919,867	$4,695,394	$(976,841)	$(1,023,106)	$15,700,364	$22,060,372
Net realized gain (loss)	(28,388,335)	1,467,268	33,957,148	30,865,215	12,164,506	12,409,994
Change in net unrealized appreciation (depreciation)	48,902,939	21,639,988	37,615,827	38,226,596	51,362,168	110,194,353
Increase in net assets resulting from operations	22,434,471	27,802,650	70,596,134	68,068,705	79,227,038	144,664,719
Distributions to shareholders
From earnings
Series I	(2,134,483)	(6,672,908)	(7,609,149)	(7,776,245)	(10,938,135)	(8,239,652)
Series II	(478,485)	(1,727,306)	(8,601,256)	(5,441,861)	(656,853)	(400,097)
Series NAV	(843,353)	(2,423,082)	(14,689,821)	(8,850,750)	(14,838,122)	(10,031,123)
From tax return of capital
Series I	(121,470)	—	—	—	—	—
Series II	(25,337)	—	—	—	—	—
Series NAV	(48,744)	—	—	—	—	—
Total distributions	(3,651,872)	(10,823,296)	(30,900,226)	(22,068,856)	(26,433,110)	(18,670,872)
From portfolio share transactions
Portfolio share transactions	(15,896,815)	(13,385,198)	12,117,856	(44,372,465)	(24,807,678)	(26,960,961)
Issued in reorganization	144,970,081	—	—	—	—	63,458,368
Total from portfolio share transactions	129,073,266	(13,385,198)	12,117,856	(44,372,465)	(24,807,678)	36,497,407
Total increase	147,855,865	3,594,156	51,813,764	1,627,384	27,986,250	162,491,254
Net assets
Beginning of year	188,528,909	184,934,753	273,782,930	272,155,546	840,292,216	677,800,962
End of year	$336,384,774	$188,528,909	$325,596,694	$273,782,930	$868,278,466	$840,292,216
The accompanying notes are an integral part of the financial statements.
105

John Hancock Variable Insurance Trust
Statements of changes in net assets

	International Small Company Trust		Lifestyle Aggressive Portfolio		Lifestyle Balanced Portfolio
Increase (decrease) in net assets	Year ended 12-31-20	Year ended 12-31-19	Year ended 12-31-20	Year ended 12-31-19	Year ended 12-31-20	Year ended 12-31-19
From operations
Net investment income	$1,207,405	$1,998,406	$580,427	$570,087	$22,823,570	$19,459,515
Net realized gain	4,161,555	3,859,299	3,445,187	2,467,049	49,360,186	34,736,387
Change in net unrealized appreciation (depreciation)	3,191,445	18,122,329	899,934	5,086,108	45,469,432	102,872,784
Increase in net assets resulting from operations	8,560,405	23,980,034	4,925,548	8,123,244	117,653,188	157,068,686
Distributions to shareholders
From earnings
Series I	(1,259,454)	(1,651,715)	(253,972)	(266,416)	(2,212,734)	(1,734,567)
Series II	(658,088)	(834,544)	(1,374,139)	(1,233,266)	(50,051,973)	(39,360,460)
Series NAV	(3,580,074)	(4,399,411)	(1,524,531)	(965,916)	(7,473,357)	(5,259,897)
Total distributions	(5,497,616)	(6,885,670)	(3,152,642)	(2,465,598)	(59,738,064)	(46,354,924)
From portfolio share transactions
Portfolio share transactions	(2,159,041)	(15,263,899)	(404,348)	118,825	68,275,435	(839,368)
Total increase	903,748	1,830,465	1,368,558	5,776,471	126,190,559	109,874,394
Net assets
Beginning of year	115,621,365	113,790,900	36,649,018	30,872,547	1,010,834,836	900,960,442
End of year	$116,525,113	$115,621,365	$38,017,576	$36,649,018	$1,137,025,395	$1,010,834,836
	Lifestyle Conservative Portfolio		Lifestyle Growth Portfolio		Lifestyle Moderate Portfolio
Increase (decrease) in net assets	Year ended 12-31-20	Year ended 12-31-19	Year ended 12-31-20	Year ended 12-31-19	Year ended 12-31-20	Year ended 12-31-19
From operations
Net investment income	$5,730,835	$4,067,522	$115,184,750	$109,156,087	$7,610,247	$6,213,309
Net realized gain	4,536,059	4,900,823	420,503,917	307,135,840	13,671,068	9,802,398
Change in net unrealized appreciation (depreciation)	11,512,733	12,176,646	185,420,595	755,983,935	13,934,298	27,934,245
Increase in net assets resulting from operations	21,779,627	21,144,991	721,109,262	1,172,275,862	35,215,613	43,949,952
Distributions to shareholders
From earnings
Series I	(771,879)	(497,311)	(16,683,731)	(13,858,383)	(741,472)	(500,237)
Series II	(9,455,527)	(6,472,163)	(388,074,250)	(337,431,607)	(15,517,113)	(11,119,060)
Series NAV	(411,202)	(169,045)	(33,722,560)	(24,891,945)	(1,848,646)	(1,247,725)
Total distributions	(10,638,608)	(7,138,519)	(438,480,541)	(376,181,935)	(18,107,231)	(12,867,022)
From portfolio share transactions
Portfolio share transactions	36,115,091	(7,903,534)	(186,581,265)	(361,474,200)	27,590,853	407,243
Total increase	47,256,110	6,102,938	96,047,456	434,619,727	44,699,235	31,490,173
Net assets
Beginning of year	186,401,294	180,298,356	6,205,478,478	5,770,858,751	311,486,128	279,995,955
End of year	$233,657,404	$186,401,294	$6,301,525,934	$6,205,478,478	$356,185,363	$311,486,128
The accompanying notes are an integral part of the financial statements.
106

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Mid Cap Index Trust		Mid Cap Stock Trust		Mid Value Trust
Increase (decrease) in net assets	Year ended 12-31-20	Year ended 12-31-19	Year ended 12-31-20	Year ended 12-31-19	Year ended 12-31-20	Year ended 12-31-19
From operations
Net investment income (loss)	$12,618,585	$17,017,070	$(4,800,188)	$(4,080,128)	$8,709,333	$10,128,893
Net realized gain	76,656,409	116,775,218	267,262,561	114,744,584	16,286,876	7,289,809
Change in net unrealized appreciation (depreciation)	51,889,019	176,215,198	159,368,656	110,506,413	20,570,677	102,164,990
Increase in net assets resulting from operations	141,164,013	310,007,486	421,831,029	221,170,869	45,566,886	119,583,692
Distributions to shareholders
From earnings
Series I	(105,191,983)	(105,232,057)	(26,323,767)	(25,136,769)	(7,529,965)	(33,906,677)
Series II	(6,949,314)	(6,305,436)	(14,718,135)	(13,765,842)	(1,603,282)	(6,743,864)
Series NAV	(24,385,729)	(20,759,382)	(68,553,560)	(76,948,260)	(13,009,168)	(53,125,303)
Total distributions	(136,527,026)	(132,296,875)	(109,595,462)	(115,850,871)	(22,142,415)	(93,775,844)
From portfolio share transactions
Portfolio share transactions	(45,273,599)	(101,387,292)	(112,326,130)	14,180,032	(90,745,338)	(4,501,461)
Total increase (decrease)	(40,636,612)	76,323,319	199,909,437	119,500,030	(67,320,867)	21,306,387
Net assets
Beginning of year	1,344,601,934	1,268,278,615	788,978,986	669,478,956	670,087,738	648,781,351
End of year	$1,303,965,322	$1,344,601,934	$988,888,423	$788,978,986	$602,766,871	$670,087,738
	Real Estate Securities Trust		Science & Technology Trust		Small Cap Index Trust
Increase (decrease) in net assets	Year ended 12-31-20	Year ended 12-31-19	Year ended 12-31-20	Year ended 12-31-19	Year ended 12-31-20	Year ended 12-31-19
From operations
Net investment income (loss)	$6,065,632	$6,772,654	$(1,576,163)	$259,385	$3,834,516	$6,472,791
Net realized gain (loss)	(10,494,729)	38,655,230	219,714,657	101,689,989	48,623,054	37,489,192
Change in net unrealized appreciation (depreciation)	(17,796,519)	41,931,290	213,312,865	151,509,947	45,051,515	82,304,523
Increase (decrease) in net assets resulting from operations	(22,225,616)	87,359,174	431,451,359	253,459,321	97,509,085	126,266,506
Distributions to shareholders
From earnings
Series I	(8,384,536)	(2,064,156)	(80,848,453)	(121,349,094)	(29,595,245)	(42,614,555)
Series II	(4,452,874)	(1,066,978)	(7,556,916)	(10,044,205)	(2,524,960)	(3,406,955)
Series NAV	(30,449,623)	(7,207,059)	(11,723,381)	(13,954,810)	(12,565,959)	(13,681,920)
Total distributions	(43,287,033)	(10,338,193)	(100,128,750)	(145,348,109)	(44,686,164)	(59,703,430)
From portfolio share transactions
Portfolio share transactions	9,001,484	(9,334,319)	25,856,791	(6,159,758)	(43,859,861)	9,606,263
Total increase (decrease)	(56,511,165)	67,686,662	357,179,400	101,951,454	8,963,060	76,169,339
Net assets
Beginning of year	370,730,756	303,044,094	809,544,248	707,592,794	597,228,513	521,059,174
End of year	$314,219,591	$370,730,756	$1,166,723,648	$809,544,248	$606,191,573	$597,228,513
The accompanying notes are an integral part of the financial statements.
107

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Small Cap Opportunities Trust		Small Cap Stock Trust		Small Cap Value Trust
Increase (decrease) in net assets	Year ended 12-31-20	Year ended 12-31-19	Year ended 12-31-20	Year ended 12-31-19	Year ended 12-31-20	Year ended 12-31-19
From operations
Net investment income (loss)	$631,092	$745,828	$(2,016,006)	$(1,503,865)	$2,329,324	$3,890,073
Net realized gain	3,401,396	6,834,600	64,963,415	41,541,972	1,044,286	46,363,333
Change in net unrealized appreciation (depreciation)	7,941,889	23,061,023	81,253,023	53,004,267	(37,056,292)	69,660,284
Increase (decrease) in net assets resulting from operations	11,974,377	30,641,451	144,200,432	93,042,374	(33,682,682)	119,913,690
Distributions to shareholders
From earnings
Series I	(4,400,886)	(6,999,905)	(12,335,008)	(28,914,087)	(19,033,726)	(15,870,215)
Series II	(1,638,867)	(2,648,939)	(4,351,340)	(10,166,343)	(2,483,074)	(1,908,109)
Series NAV	(1,594,913)	(2,386,480)	(23,599,592)	(48,473,871)	(27,951,600)	(19,961,912)
Total distributions	(7,634,666)	(12,035,324)	(40,285,940)	(87,554,301)	(49,468,400)	(37,740,236)
From portfolio share transactions
Portfolio share transactions	(2,886,064)	(5,443,924)	16,577,986	58,153,238	54,460,728	(51,092,865)
Total increase (decrease)	1,453,647	13,162,203	120,492,478	63,641,311	(28,690,354)	31,080,589
Net assets
Beginning of year	139,576,646	126,414,443	319,333,653	255,692,342	517,033,052	485,952,463
End of year	$141,030,293	$139,576,646	$439,826,131	$319,333,653	$488,342,698	$517,033,052
	Small Company Value Trust		Strategic Equity Allocation Trust		Total Stock Market Index Trust
Increase (decrease) in net assets	Year ended 12-31-20	Year ended 12-31-19	Year ended 12-31-20	Year ended 12-31-19	Year ended 12-31-20	Year ended 12-31-19
From operations
Net investment income	$426,320	$302,115	$139,889,747	$189,491,514	$10,151,243	$12,472,924
Net realized gain	4,982,527	8,777,607	853,833,223	653,906,350	41,921,240	61,054,489
Change in net unrealized appreciation (depreciation)	8,539,393	22,650,988	177,343,603	1,499,495,730	93,057,920	113,918,890
Increase in net assets resulting from operations	13,948,240	31,730,710	1,171,066,573	2,342,893,594	145,130,403	187,446,303
Distributions to shareholders
From earnings
Series I	(3,126,866)	(26,432,395)	—	—	(50,331,351)	(44,922,485)
Series II	(2,547,886)	(22,076,078)	—	—	(4,117,932)	(3,245,442)
Series NAV	(3,377,586)	(25,120,984)	(831,491,356)	(652,475,903)	(19,905,047)	(14,367,455)
Total distributions	(9,052,338)	(73,629,457)	(831,491,356)	(652,475,903)	(74,354,330)	(62,535,382)
From portfolio share transactions
Portfolio share transactions	3,173,528	62,004,817	(729,980,309)	(1,244,053,614)	(11,038,834)	(30,919,523)
Total increase (decrease)	8,069,430	20,106,070	(390,405,092)	446,364,077	59,737,239	93,991,398
Net assets
Beginning of year	147,091,076	126,985,006	9,773,760,892	9,327,396,815	756,601,502	662,610,104
End of year	$155,160,506	$147,091,076	$9,383,355,800	$9,773,760,892	$816,338,741	$756,601,502
The accompanying notes are an integral part of the financial statements.
108

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
500 Index Trust
Series I
12-31-2020	37.84	0.65	6.05	6.70	(0.71)	(0.75)	—	(1.46)	43.08	18.11	0.55	0.30	1.73	4,313	4
12-31-2019	29.81	0.64	8.52	9.16	(0.60)	(0.53)	—	(1.13)	37.84	31.05	0.55	0.30	1.84	3,797	3 [3]
12-31-2018	32.20	0.60	(2.02)	(1.42)	(0.44)	(0.53)	—	(0.97)	29.81	(4.69)	0.55	0.30	1.81	3,026	4
12-31-2017	27.29	0.50	5.31	5.81	(0.52)	(0.38)	—	(0.90)	32.20	21.52	0.55	0.30	1.69	3,135	3
12-31-2016	25.26	0.50	2.40	2.90	(0.45)	(0.42)	—	(0.87)	27.29	11.59	0.54	0.30	1.91	2,529	4 [4]
Series II
12-31-2020	37.87	0.58	6.02	6.60	(0.63)	(0.75)	—	(1.38)	43.09	17.83	0.75	0.50	1.53	79	4
12-31-2019	29.83	0.57	8.53	9.10	(0.53)	(0.53)	—	(1.06)	37.87	30.83	0.75	0.50	1.64	78	3 [3]
12-31-2018	32.22	0.53	(2.01)	(1.48)	(0.38)	(0.53)	—	(0.91)	29.83	(4.88)	0.75	0.50	1.61	66	4
12-31-2017	27.31	0.45	5.30	5.75	(0.46)	(0.38)	—	(0.84)	32.22	21.28	0.75	0.50	1.50	74	3
12-31-2016	25.29	0.45	2.39	2.84	(0.40)	(0.42)	—	(0.82)	27.31	11.37	0.74	0.50	1.72	64	4 [4]
Series NAV
12-31-2020	37.84	0.67	6.03	6.70	(0.72)	(0.75)	—	(1.47)	43.07	18.14	0.50	0.25	1.78	2,433	4
12-31-2019	29.80	0.66	8.52	9.18	(0.61)	(0.53)	—	(1.14)	37.84	31.16	0.50	0.25	1.90	2,229	3 [3]
12-31-2018	32.19	0.61	(2.01)	(1.40)	(0.46)	(0.53)	—	(0.99)	29.80	(4.65)	0.50	0.25	1.86	1,721	4
12-31-2017	27.29	0.52	5.29	5.81	(0.53)	(0.38)	—	(0.91)	32.19	21.54	0.50	0.25	1.75	1,892	3
12-31-2016	25.26	0.51	2.40	2.91	(0.46)	(0.42)	—	(0.88)	27.29	11.64	0.49	0.25	1.96	1,641	4 [4]
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Excludes in-kind transactions. 4 Excludes merger activity.
American Asset Allocation Trust
Series I
12-31-2020	12.58	0.16 [3]	1.22	1.38	(0.16)	(1.54)	—	(1.70)	12.26	12.02	0.63 [4]	0.62 [4]	1.30 [3]	334	3
12-31-2019	11.84	0.19 [3]	2.16	2.35	(0.16)	(1.45)	—	(1.61)	12.58	20.78	0.63 [4]	0.62 [4]	1.52 [3]	306	7
12-31-2018	14.29	0.18 [3]	(0.76)	(0.58)	(0.16)	(1.71)	—	(1.87)	11.84	(4.91)	0.63 [4]	0.62 [4]	1.27 [3]	262	6
12-31-2017	13.36	0.17 [3]	1.89	2.06	(0.16)	(0.97)	—	(1.13)	14.29	15.79	0.63 [4]	0.62 [4]	1.17 [3]	283	6
12-31-2016	14.21	0.18 [3]	1.06	1.24	(0.17)	(1.92)	—	(2.09)	13.36	8.99	0.61 [4,5]	0.60 [4,5]	1.29 [3]	244	4
Series II
12-31-2020	12.58	0.14 [3]	1.23	1.37	(0.15)	(1.54)	—	(1.69)	12.26	11.92	0.78 [4]	0.71 [4]	1.15 [3]	953	3
12-31-2019	11.84	0.17 [3]	2.17	2.34	(0.15)	(1.45)	—	(1.60)	12.58	20.67	0.78 [4]	0.71 [4]	1.36 [3]	967	7
12-31-2018	14.30	0.15 [3]	(0.75)	(0.60)	(0.15)	(1.71)	—	(1.86)	11.84	(5.06)	0.78 [4]	0.71 [4]	1.11 [3]	934	6
12-31-2017	13.37	0.14 [3]	1.91	2.05	(0.15)	(0.97)	—	(1.12)	14.30	15.69	0.78 [4]	0.71 [4]	1.00 [3]	1,141	6
12-31-2016	14.21	0.15 [3]	1.08	1.23	(0.15)	(1.92)	—	(2.07)	13.37	8.92	0.76 [4,5]	0.72 [4,5]	1.08 [3]	1,133	4
Series III
12-31-2020	12.58	0.20 [3]	1.23	1.43	(0.20)	(1.54)	—	(1.74)	12.27	12.45	0.28 [4]	0.27 [4]	1.61 [3]	125	3
12-31-2019	11.84	0.23 [3]	2.17	2.40	(0.21)	(1.45)	—	(1.66)	12.58	21.16	0.28 [4]	0.27 [4]	1.81 [3]	122	7
12-31-2018	14.30	0.22 [3]	(0.76)	(0.54)	(0.21)	(1.71)	—	(1.92)	11.84	(4.62)	0.28 [4]	0.27 [4]	1.56 [3]	116	6
12-31-2017	13.36	0.21 [3]	1.91	2.12	(0.21)	(0.97)	—	(1.18)	14.30	16.25	0.28 [4]	0.27 [4]	1.45 [3]	141	6
12-31-2016	14.20	0.22 [3]	1.08	1.30	(0.22)	(1.92)	—	(2.14)	13.36	9.43	0.26 [4,5]	0.25 [4,5]	1.55 [3]	137	4
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 4 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 5 Includes reimbursement for overbilling of custody expenses in prior years of 0.01%.
The accompanying notes are an integral part of the financial statements.
109

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
American Global Growth Trust
Series I
12-31-2020	16.49	— [3,4]	4.76	4.76	(0.01)	(1.49)	—	(1.50)	19.75	29.96	0.65 [5]	0.64 [5]	(0.02) [4]	39	6
12-31-2019	13.68	0.12 [4]	4.43	4.55	(0.10)	(1.64)	—	(1.74)	16.49	34.71	0.65 [5]	0.64 [5]	0.79 [4]	27	9
12-31-2018	16.10	0.05 [4]	(1.43)	(1.38)	(0.04)	(1.00)	—	(1.04)	13.68	(9.37)	0.64 [5]	0.64 [5]	0.29 [4]	17	11
12-31-2017	13.43	0.05 [4]	4.00	4.05	(0.04)	(1.34)	—	(1.38)	16.10	30.91	0.65 [5]	0.64 [5]	0.33 [4]	19	9
12-31-2016	15.38	0.10 [4]	(0.01)	0.09	(0.08)	(1.96)	—	(2.04)	13.43	0.28	0.64 [5]	0.60 [5]	0.69 [4]	13	14
Series II
12-31-2020	16.44	(0.02) [4]	4.74	4.72	(0.01)	(1.49)	—	(1.50)	19.66	29.80	0.80 [5]	0.71 [5]	(0.13) [4]	172	6
12-31-2019	13.64	0.09 [4]	4.44	4.53	(0.09)	(1.64)	—	(1.73)	16.44	34.66	0.80 [5]	0.71 [5]	0.60 [4]	161	9
12-31-2018	16.06	0.03 [4]	(1.42)	(1.39)	(0.03)	(1.00)	—	(1.03)	13.64	(9.46)	0.79 [5]	0.71 [5]	0.16 [4]	144	11
12-31-2017	13.39	0.03 [4]	4.01	4.04	(0.03)	(1.34)	—	(1.37)	16.06	30.92	0.80 [5]	0.71 [5]	0.16 [4]	185	9
12-31-2016	15.35	0.06 [4]	—	0.06	(0.06)	(1.96)	—	(2.02)	13.39	0.10	0.79 [5]	0.70 [5]	0.42 [4]	166	14
Series III
12-31-2020	16.43	0.05 [4]	4.77	4.82	(0.01)	(1.49)	—	(1.50)	19.75	30.44	0.30 [5]	0.29 [5]	0.30 [4]	32	6
12-31-2019	13.63	0.16 [4]	4.43	4.59	(0.15)	(1.64)	—	(1.79)	16.43	35.17	0.30 [5]	0.29 [5]	1.03 [4]	30	9
12-31-2018	16.05	0.10 [4]	(1.43)	(1.33)	(0.09)	(1.00)	—	(1.09)	13.63	(9.04)	0.29 [5]	0.29 [5]	0.60 [4]	27	11
12-31-2017	13.39	0.09 [4]	4.00	4.09	(0.09)	(1.34)	—	(1.43)	16.05	31.34	0.30 [5]	0.29 [5]	0.56 [4]	32	9
12-31-2016	15.34	0.13 [4]	0.01	0.14	(0.13)	(1.96)	—	(2.09)	13.39	0.63	0.29 [5]	0.24 [5]	0.90 [4]	31	14
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Less than $0.005 per share. 4 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
American Growth Trust
Series I
12-31-2020	17.56	(0.01) [3]	8.58	8.57	(0.02)	(2.80)	—	(2.82)	23.31	51.52	0.63 [4]	0.62 [4]	(0.06) [3]	215	4
12-31-2019	16.55	0.07 [3]	4.50	4.57	(0.04)	(3.52)	—	(3.56)	17.56	30.30	0.63 [4]	0.63 [4]	0.38 [3]	148	12
12-31-2018	20.17	0.01 [3]	0.32	0.33	—	(3.95)	—	(3.95)	16.55	(0.66)	0.63 [4]	0.62 [4]	0.06 [3]	121	13
12-31-2017	18.62	0.03 [3]	4.86	4.89	(0.02)	(3.32)	—	(3.34)	20.17	27.87	0.63 [4]	0.62 [4]	0.13 [3]	130	11
12-31-2016	24.15	0.09 [3]	1.89	1.98	(0.07)	(7.44)	—	(7.51)	18.62	9.08	0.62 [4]	0.62 [4]	0.41 [3]	109	12
Series II
12-31-2020	17.41	(0.03) [3]	8.51	8.48	(0.02)	(2.80)	—	(2.82)	23.07	51.46	0.78 [4]	0.68 [4]	(0.13) [3]	729	4
12-31-2019	16.44	0.05 [3]	4.47	4.52	(0.03)	(3.52)	—	(3.55)	17.41	30.20	0.78 [4]	0.69 [4]	0.28 [3]	619	12
12-31-2018	20.06	(0.01) [3]	0.33	0.32	—	(3.94)	—	(3.94)	16.44	(0.71)	0.78 [4]	0.68 [4]	(0.03) [3]	574	13
12-31-2017	18.54	0.01 [3]	4.84	4.85	(0.01)	(3.32)	—	(3.33)	20.06	27.74	0.78 [4]	0.68 [4]	0.04 [3]	688	11
12-31-2016	24.08	0.07 [3]	1.89	1.96	(0.06)	(7.44)	—	(7.50)	18.54	9.03	0.77 [4]	0.68 [4]	0.32 [3]	658	12
Series III
12-31-2020	17.43	0.05 [3]	8.53	8.58	(0.02)	(2.80)	—	(2.82)	23.19	51.98	0.28 [4]	0.27 [4]	0.28 [3]	103	4
12-31-2019	16.44	0.12 [3]	4.49	4.61	(0.10)	(3.52)	—	(3.62)	17.43	30.80	0.28 [4]	0.28 [4]	0.70 [3]	91	12
12-31-2018	20.06	0.08 [3]	0.32	0.40	(0.05)	(3.97)	—	(4.02)	16.44	(0.28)	0.28 [4]	0.27 [4]	0.38 [3]	83	13
12-31-2017	18.54	0.09 [3]	4.84	4.93	(0.09)	(3.32)	—	(3.41)	20.06	28.22	0.28 [4]	0.27 [4]	0.44 [3]	98	11
12-31-2016	24.07	0.16 [3]	1.90	2.06	(0.15)	(7.44)	—	(7.59)	18.54	9.48	0.27 [4]	0.27 [4]	0.75 [3]	94	12
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 4 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
The accompanying notes are an integral part of the financial statements.
110

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
American Growth-Income Trust
Series I
12-31-2020	16.38	0.15 [3]	1.75	1.90	(0.16)	(2.25)	—	(2.41)	15.87	13.11	0.63 [4]	0.62 [4]	0.97 [3]	298	8
12-31-2019	15.03	0.21 [3]	3.45	3.66	(0.17)	(2.14)	—	(2.31)	16.38	25.70	0.63 [4]	0.62 [4]	1.28 [3]	288	13
12-31-2018	17.69	0.17 [3]	(0.32)	(0.15)	(0.17)	(2.34)	—	(2.51)	15.03	(2.18)	0.63 [4]	0.62 [4]	0.97 [3]	240	11
12-31-2017	17.58	0.18 [3]	3.37	3.55	(0.17)	(3.27)	—	(3.44)	17.69	22.03	0.63 [4]	0.62 [4]	1.00 [3]	275	8
12-31-2016	21.16	0.22 [3]	1.94	2.16	(0.19)	(5.55)	—	(5.74)	17.58	11.10	0.62 [4]	0.61 [4]	1.10 [3]	247	13
Series II
12-31-2020	16.31	0.14 [3]	1.74	1.88	(0.15)	(2.25)	—	(2.40)	15.79	13.02	0.78 [4]	0.70 [4]	0.88 [3]	528	8
12-31-2019	14.97	0.18 [3]	3.46	3.64	(0.16)	(2.14)	—	(2.30)	16.31	25.64	0.78 [4]	0.70 [4]	1.13 [3]	518	13
12-31-2018	17.63	0.15 [3]	(0.31)	(0.16)	(0.16)	(2.34)	—	(2.50)	14.97	(2.27)	0.78 [4]	0.70 [4]	0.85 [3]	492	11
12-31-2017	17.54	0.16 [3]	3.35	3.51	(0.15)	(3.27)	—	(3.42)	17.63	21.89	0.78 [4]	0.70 [4]	0.87 [3]	594	8
12-31-2016	21.12	0.19 [3]	1.96	2.15	(0.18)	(5.55)	—	(5.73)	17.54	11.06	0.77 [4]	0.69 [4]	0.97 [3]	585	13
Series III
12-31-2020	16.34	0.21 [3]	1.74	1.95	(0.21)	(2.25)	—	(2.46)	15.83	13.47	0.28 [4]	0.27 [4]	1.32 [3]	208	8
12-31-2019	14.99	0.26 [3]	3.46	3.72	(0.23)	(2.14)	—	(2.37)	16.34	26.16	0.28 [4]	0.27 [4]	1.58 [3]	202	13
12-31-2018	17.65	0.23 [3]	(0.32)	(0.09)	(0.23)	(2.34)	—	(2.57)	14.99	(1.82)	0.28 [4]	0.27 [4]	1.30 [3]	189	11
12-31-2017	17.55	0.24 [3]	3.36	3.60	(0.23)	(3.27)	—	(3.50)	17.65	22.39	0.28 [4]	0.27 [4]	1.30 [3]	222	8
12-31-2016	21.12	0.28 [3]	1.96	2.24	(0.26)	(5.55)	—	(5.81)	17.55	11.54	0.27 [4]	0.26 [4]	1.42 [3]	218	13
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 4 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
American International Trust
Series I
12-31-2020	19.83	0.06 [3]	2.46	2.52	(0.07)	(0.87)	—	(0.94)	21.41	13.56	0.64 [4]	0.63 [4]	0.32 [3]	170	10
12-31-2019	17.67	0.22 [3]	3.56	3.78	(0.18)	(1.44)	—	(1.62)	19.83	22.40	0.64 [4]	0.63 [4]	1.12 [3]	137	10
12-31-2018	21.93	0.28 [3]	(3.14)	(2.86)	(0.27)	(1.13)	—	(1.40)	17.67	(13.46)	0.63 [4]	0.62 [4]	1.32 [3]	119	20
12-31-2017	17.71	0.19 [3]	5.34	5.53	(0.18)	(1.13)	—	(1.31)	21.93	31.65	0.63 [4]	0.62 [4]	0.90 [3]	132	9
12-31-2016	17.35	0.17 [3]	0.37	0.54	(0.18)	—	—	(0.18)	17.71	3.12	0.63 [4]	0.62 [4]	0.99 [3]	93	17
Series II
12-31-2020	19.82	0.03 [3]	2.46	2.49	(0.05)	(0.87)	—	(0.92)	21.39	13.40	0.79 [4]	0.76 [4]	0.16 [3]	317	10
12-31-2019	17.66	0.17 [3]	3.59	3.76	(0.16)	(1.44)	—	(1.60)	19.82	22.27	0.79 [4]	0.76 [4]	0.88 [3]	310	10
12-31-2018	21.92	0.24 [3]	(3.13)	(2.89)	(0.24)	(1.13)	—	(1.37)	17.66	(13.59)	0.78 [4]	0.75 [4]	1.11 [3]	300	20
12-31-2017	17.70	0.14 [3]	5.36	5.50	(0.15)	(1.13)	—	(1.28)	21.92	31.49	0.78 [4]	0.75 [4]	0.69 [3]	381	9
12-31-2016	17.34	0.14 [3]	0.37	0.51	(0.15)	—	—	(0.15)	17.70	2.97	0.78 [4]	0.75 [4]	0.82 [3]	361	17
Series III
12-31-2020	19.75	0.12 [3]	2.47	2.59	(0.13)	(0.87)	—	(1.00)	21.34	13.98	0.29 [4]	0.28 [4]	0.64 [3]	38	10
12-31-2019	17.59	0.26 [3]	3.59	3.85	(0.25)	(1.44)	—	(1.69)	19.75	22.89	0.29 [4]	0.28 [4]	1.38 [3]	37	10
12-31-2018	21.86	0.34 [3]	(3.14)	(2.80)	(0.34)	(1.13)	—	(1.47)	17.59	(13.20)	0.28 [4]	0.27 [4]	1.61 [3]	35	20
12-31-2017	17.65	0.24 [3]	5.35	5.59	(0.25)	(1.13)	—	(1.38)	21.86	32.12	0.28 [4]	0.27 [4]	1.16 [3]	43	9
12-31-2016	17.29	0.23 [3]	0.37	0.60	(0.24)	—	—	(0.24)	17.65	3.49	0.28 [4]	0.27 [4]	1.33 [3]	41	17
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 4 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
The accompanying notes are an integral part of the financial statements.
111

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Blue Chip Growth Trust
Series I
12-31-2020	34.45	(0.11)	11.57	11.46	—	(5.70)	—	(5.70)	40.21	34.30	0.83	0.80	(0.28)	383	24
12-31-2019	30.96	(0.02)	8.82	8.80	—	(5.31)	—	(5.31)	34.45	29.80	0.84	0.81	(0.04)	325	29
12-31-2018	34.92	(0.01)	1.32	1.31	(0.01)	(5.26)	—	(5.27)	30.96	1.97	0.84	0.80	(0.02)	289	35
12-31-2017	27.45	(0.01)	9.74	9.73	(0.02)	(2.24)	—	(2.26)	34.92	36.28	0.85	0.82	(0.02)	323	25
12-31-2016	32.45	0.02	0.17	0.19	— [3]	(5.19)	—	(5.19)	27.45	0.81	0.85 [4]	0.82 [4]	0.07	270	30
Series II
12-31-2020	33.22	(0.17)	11.13	10.96	—	(5.70)	—	(5.70)	38.48	34.06	1.03	1.00	(0.48)	150	24
12-31-2019	30.07	(0.08)	8.54	8.46	—	(5.31)	—	(5.31)	33.22	29.53	1.04	1.01	(0.24)	134	29
12-31-2018	34.10	(0.08)	1.31	1.23	—	(5.26)	—	(5.26)	30.07	1.78	1.04	1.00	(0.22)	123	35
12-31-2017	26.89	(0.07)	9.52	9.45	—	(2.24)	—	(2.24)	34.10	35.96	1.05	1.02	(0.22)	132	25
12-31-2016	31.95	(0.04)	0.17	0.13	—	(5.19)	—	(5.19)	26.89	0.62	1.05 [4]	1.01 [4]	(0.13)	115	30
Series NAV
12-31-2020	34.47	(0.09)	11.59	11.50	—	(5.70)	—	(5.70)	40.27	34.40	0.78	0.75	(0.23)	1,823	24
12-31-2019	30.97	— [3]	8.81	8.81	— [3]	(5.31)	—	(5.31)	34.47	29.83	0.79	0.76	0.01	1,708	29
12-31-2018	34.92	0.01	1.32	1.33	(0.02)	(5.26)	—	(5.28)	30.97	2.03	0.79	0.75	0.04	1,512	35
12-31-2017	27.45	0.01	9.74	9.75	(0.04)	(2.24)	—	(2.28)	34.92	36.34	0.80	0.77	0.03	1,342	25
12-31-2016	32.45	0.04	0.17	0.21	(0.02)	(5.19)	—	(5.21)	27.45	0.85	0.80 [4]	0.76 [4]	0.12	1,182	30
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Less than $0.005 per share. 4 Includes reimbursement for overbilling of custody expenses in prior years of 0.01%.
Capital Appreciation Trust
Series I
12-31-2020	5.39	(0.02)	2.96	2.94	—	(0.73)	—	(0.73)	7.60	56.04	0.80	0.79	(0.32)	272	56
12-31-2019	12.09	(0.01)	2.92	2.91	(0.01)	(9.60)	—	(9.61)	5.39	32.89	0.81	0.81	(0.06)	195	40
12-31-2018	14.65	0.02	0.23	0.25	(0.04)	(2.77)	—	(2.81)	12.09	(0.80)	0.80	0.79	0.13	169	37
12-31-2017	11.69	— [3]	4.15	4.15	(0.01)	(1.18)	—	(1.19)	14.65	36.53	0.80	0.79	0.03	192	47
12-31-2016	14.12	0.01	(0.14)	(0.13)	—	(2.30)	—	(2.30)	11.69	(1.08)	0.77 [4]	0.76 [4]	0.08	164	45
Series II
12-31-2020	4.74	(0.03)	2.59	2.56	—	(0.73)	—	(0.73)	6.57	55.70	1.00	0.99	(0.52)	89	56
12-31-2019	11.61	(0.02)	2.75	2.73	— [3]	(9.60)	—	(9.60)	4.74	32.65	1.01	1.01	(0.26)	66	40
12-31-2018	14.16	(0.01)	0.24	0.23	(0.01)	(2.77)	—	(2.78)	11.61	(0.99)	1.00	0.99	(0.07)	58	37
12-31-2017	11.35	(0.02)	4.01	3.99	—	(1.18)	—	(1.18)	14.16	36.20	1.00	0.99	(0.17)	66	47
12-31-2016	13.80	(0.02)	(0.13)	(0.15)	—	(2.30)	—	(2.30)	11.35	(1.26)	0.97 [4]	0.96 [4]	(0.12)	58	45
Series NAV
12-31-2020	5.42	(0.02)	2.99	2.97	—	(0.73)	—	(0.73)	7.66	56.29	0.75	0.74	(0.27)	382	56
12-31-2019	12.11	— [3]	2.92	2.92	(0.01)	(9.60)	—	(9.61)	5.42	32.88	0.76	0.76	(0.01)	282	40
12-31-2018	14.67	0.03	0.23	0.26	(0.05)	(2.77)	—	(2.82)	12.11	(0.72)	0.75	0.74	0.20	281	37
12-31-2017	11.71	0.01	4.15	4.16	(0.02)	(1.18)	—	(1.20)	14.67	36.51	0.75	0.74	0.08	798	47
12-31-2016	14.13	0.02	(0.14)	(0.12)	— [3]	(2.30)	—	(2.30)	11.71	(1.00)	0.72 [4]	0.71 [4]	0.12	718	45
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Less than $0.005 per share. 4 Includes reimbursement for overbilling of custody expenses in prior years of 0.03%.
The accompanying notes are an integral part of the financial statements.
112

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Capital Appreciation Value Trust
Series I
12-31-2020	12.55	0.11	1.98	2.09	(0.15)	(1.10)	—	(1.25)	13.39	17.40	0.94	0.90	0.85	6	88
12-31-2019	10.92	0.16	2.44	2.60	(0.17)	(0.80)	—	(0.97)	12.55	24.31	0.93	0.89	1.33	8	45
12-31-2018	11.98	0.28 [3]	(0.18)	0.10	(0.25)	(0.91)	—	(1.16)	10.92	0.39	0.92	0.88	2.35 [3]	4	78
12-31-2017	11.08	0.13	1.52	1.65	(0.17)	(0.58)	—	(0.75)	11.98	15.15	0.92	0.88	1.12	4	64
12-31-2016	11.47	0.17	0.76	0.93	(0.15)	(1.17)	—	(1.32)	11.08	8.12	0.91	0.87	1.50	3	68
Series II
12-31-2020	12.49	0.09	1.96	2.05	(0.12)	(1.10)	—	(1.22)	13.32	17.19	1.14	1.10	0.68	287	88
12-31-2019	10.87	0.14	2.42	2.56	(0.14)	(0.80)	—	(0.94)	12.49	24.10	1.13	1.09	1.17	278	45
12-31-2018	11.94	0.26 [3]	(0.19)	0.07	(0.23)	(0.91)	—	(1.14)	10.87	0.11	1.12	1.08	2.15 [3]	259	78
12-31-2017	11.04	0.11	1.52	1.63	(0.15)	(0.58)	—	(0.73)	11.94	14.99	1.12	1.08	0.92	305	64
12-31-2016	11.44	0.14	0.76	0.90	(0.13)	(1.17)	—	(1.30)	11.04	7.84	1.11	1.07	1.25	305	68
Series NAV
12-31-2020	12.52	0.12	1.96	2.08	(0.15)	(1.10)	—	(1.25)	13.35	17.42	0.89	0.85	0.93	156	88
12-31-2019	10.89	0.17	2.43	2.60	(0.17)	(0.80)	—	(0.97)	12.52	24.44	0.88	0.84	1.41	127	45
12-31-2018	11.95	0.29 [3]	(0.18)	0.11	(0.26)	(0.91)	—	(1.17)	10.89	0.45	0.87	0.83	2.40 [3]	91	78
12-31-2017	11.06	0.14	1.51	1.65	(0.18)	(0.58)	—	(0.76)	11.95	15.14	0.87	0.83	1.17	92	64
12-31-2016	11.45	0.18	0.75	0.93	(0.15)	(1.17)	—	(1.32)	11.06	8.19	0.86	0.82	1.54	75	68
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the portfolio, which amounted to $0.12 and 1.00%, respectively.
Disciplined Value International Trust
Series I
12-31-2020	12.92	0.21	0.17	0.38	(0.25)	—	—	(0.25)	13.05	3.27	0.94	0.94	1.85	77	190 [3]
12-31-2019	11.84	0.30	1.13	1.43	(0.35)	—	—	(0.35)	12.92	12.33	0.94	0.94	2.39	83	36
12-31-2018	14.33	0.26	(2.41)	(2.15)	(0.34)	—	—	(0.34)	11.84	(15.03)	0.92	0.91	1.87	84	34
12-31-2017	12.45	0.25	1.89	2.14	(0.26)	—	—	(0.26)	14.33	17.14	0.93	0.92	1.84	113	27
12-31-2016	11.33	0.23	1.15	1.38	(0.26)	—	—	(0.26)	12.45	12.24	0.76 [4]	0.75 [4]	1.95	111	27 [5]
Series II
12-31-2020	12.91	0.19	0.17	0.36	(0.23)	—	—	(0.23)	13.04	3.07	1.14	1.14	1.65	46	190 [3]
12-31-2019	11.83	0.27	1.14	1.41	(0.33)	—	—	(0.33)	12.91	12.13	1.14	1.14	2.19	50	36
12-31-2018	14.32	0.23	(2.40)	(2.17)	(0.32)	—	—	(0.32)	11.83	(15.17)	1.12	1.11	1.67	50	34
12-31-2017	12.44	0.23	1.88	2.11	(0.23)	—	—	(0.23)	14.32	16.88	1.13	1.12	1.65	69	27
12-31-2016	11.33	0.21	1.14	1.35	(0.24)	—	—	(0.24)	12.44	11.94	0.95 [4]	0.94 [4]	1.83	71	27 [5]
Series NAV
12-31-2020	12.82	0.21	0.16	0.37	(0.25)	—	—	(0.25)	12.94	3.27	0.89	0.89	1.90	178	190 [3]
12-31-2019	11.75	0.30	1.13	1.43	(0.36)	—	—	(0.36)	12.82	12.41	0.89	0.89	2.41	177	36
12-31-2018	14.22	0.27	(2.39)	(2.12)	(0.35)	—	—	(0.35)	11.75	(14.96)	0.87	0.86	1.98	167	34
12-31-2017	12.35	0.26	1.87	2.13	(0.26)	—	—	(0.26)	14.22	17.25	0.88	0.87	1.89	686	27
12-31-2016	11.25	0.25	1.11	1.36	(0.26)	—	—	(0.26)	12.35	12.20	0.69 [4]	0.68 [4]	2.16	677	27 [5]
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees. 4 Includes reimbursement for overbilling of custody expenses in prior years of 0.17%. 5 Excludes merger activity.
The accompanying notes are an integral part of the financial statements.
113

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Emerging Markets Value Trust
Series I
12-31-2020	9.57	0.16	0.14	0.30	(0.20)	—	—	(0.20)	9.67	3.56	1.21	1.20	1.99	6	26
12-31-2019	8.93	0.16	0.78	0.94	(0.30)	—	—	(0.30)	9.57	10.94	1.18	1.17	1.79	6	23
12-31-2018	10.63	0.19	(1.63)	(1.44)	(0.26)	—	—	(0.26)	8.93	(13.60)	1.12	1.12	1.91	7	14
12-31-2017	8.14	0.13	2.52	2.65	(0.16)	—	—	(0.16)	10.63	32.70	1.12	1.12	1.30	8	28 [3]
12-31-2016	7.04	0.12	1.15	1.27	(0.17)	—	—	(0.17)	8.14	18.00	1.13	1.12	1.51	3	22
Series II
12-31-2020	9.57	0.15	0.14	0.29	(0.19)	—	—	(0.19)	9.67	3.36	1.41	1.40	1.82	33	26
12-31-2019	8.93	0.15	0.77	0.92	(0.28)	—	—	(0.28)	9.57	10.71	1.38	1.37	1.64	35	23
12-31-2018	10.63	0.17	(1.63)	(1.46)	(0.24)	—	—	(0.24)	8.93	(13.79)	1.32	1.32	1.72	35	14
12-31-2017	8.14	(0.02)	2.65	2.63	(0.14)	—	—	(0.14)	10.63	32.47	1.32	1.32	(0.19)	48	28 [3]
12-31-2016	7.05	0.10	1.14	1.24	(0.15)	—	—	(0.15)	8.14	17.62	1.33	1.32	1.33	— [4]	22
Series NAV
12-31-2020	9.55	0.17	0.14	0.31	(0.21)	—	—	(0.21)	9.65	3.72	1.16	1.15	2.07	194	26
12-31-2019	8.92	0.17	0.76	0.93	(0.30)	—	—	(0.30)	9.55	10.89	1.13	1.12	1.87	193	23
12-31-2018	10.61	0.21	(1.63)	(1.42)	(0.27)	—	—	(0.27)	8.92	(13.48)	1.07	1.07	2.04	168	14
12-31-2017	8.13	0.16	2.49	2.65	(0.17)	—	—	(0.17)	10.61	32.67	1.07	1.07	1.68	724	28 [3]
12-31-2016	7.03	0.12	1.15	1.27	(0.17)	—	—	(0.17)	8.13	18.08	1.07	1.06	1.67	608	22
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Excludes merger activity. 4 Less than $500,000.
Equity Income Trust
Series I
12-31-2020	15.35	0.30	(0.40)	(0.10)	(0.41)	(1.05)	—	(1.46)	13.79	1.02	0.79	0.76	2.32	225	28
12-31-2019	13.65	0.35	3.07	3.42	(0.31)	(1.41)	—	(1.72)	15.35	26.34	0.80	0.77	2.30	255	18 [3]
12-31-2018	17.50	0.35	(1.74)	(1.39)	(0.30)	(2.16)	—	(2.46)	13.65	(9.58)	0.81	0.78	2.12	215	18
12-31-2017	16.67	0.32	2.24	2.56	(0.39)	(1.34)	—	(1.73)	17.50	16.29	0.82	0.78	1.88	276	21
12-31-2016	15.79	0.42	2.47	2.89	(0.36)	(1.65)	—	(2.01)	16.67	19.12	0.81 [4]	0.77 [4]	2.59	272	28
Series II
12-31-2020	15.27	0.27	(0.40)	(0.13)	(0.39)	(1.05)	—	(1.44)	13.70	0.75	0.99	0.96	2.11	120	28
12-31-2019	13.58	0.31	3.07	3.38	(0.28)	(1.41)	—	(1.69)	15.27	26.17	1.00	0.97	2.10	137	18 [3]
12-31-2018	17.42	0.32	(1.73)	(1.41)	(0.27)	(2.16)	—	(2.43)	13.58	(9.75)	1.01	0.98	1.92	111	18
12-31-2017	16.61	0.29	2.21	2.50	(0.35)	(1.34)	—	(1.69)	17.42	16.00	1.02	0.98	1.68	145	21
12-31-2016	15.74	0.38	2.46	2.84	(0.32)	(1.65)	—	(1.97)	16.61	18.91	1.01 [4]	0.97 [4]	2.39	148	28
Series NAV
12-31-2020	15.27	0.31	(0.41)	(0.10)	(0.42)	(1.05)	—	(1.47)	13.70	1.01	0.74	0.71	2.38	1,139	28
12-31-2019	13.58	0.35	3.07	3.42	(0.32)	(1.41)	—	(1.73)	15.27	26.47	0.75	0.72	2.34	1,304	18 [3]
12-31-2018	17.42	0.36	(1.73)	(1.37)	(0.31)	(2.16)	—	(2.47)	13.58	(9.52)	0.76	0.73	2.18	1,149	18
12-31-2017	16.61	0.33	2.22	2.55	(0.40)	(1.34)	—	(1.74)	17.42	16.28	0.77	0.73	1.93	1,393	21
12-31-2016	15.74	0.42	2.46	2.88	(0.36)	(1.65)	—	(2.01)	16.61	19.18	0.76 [4]	0.72 [4]	2.63	1,400	28
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Excludes merger activity. 4 Includes reimbursement for overbilling of custody expenses in prior years of 0.03%.
The accompanying notes are an integral part of the financial statements.
114

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Financial Industries Trust
Series I
12-31-2020	14.08	0.14	(0.06)	0.08	(0.17)	(1.20)	—	(1.37)	12.79	2.17	0.94	0.93	1.15	93	44
12-31-2019	11.90	0.21	3.39	3.60	(0.60)	(0.82)	—	(1.42)	14.08	31.79	0.91	0.90	1.53	113	28
12-31-2018	14.99	0.20	(2.15)	(1.95)	(0.18)	(0.96)	—	(1.14)	11.90	(14.49)	0.89	0.88	1.34	120	25
12-31-2017	13.16	0.17	1.83	2.00	(0.17)	—	—	(0.17)	14.99	15.28	0.88	0.87	1.20	170	42
12-31-2016	11.18	0.18	1.97	2.15	(0.17)	—	—	(0.17)	13.16	19.37	0.88	0.87	1.66	162	45
Series II
12-31-2020	13.96	0.11	(0.05)	0.06	(0.15)	(1.20)	—	(1.35)	12.67	1.99	1.14	1.13	0.95	15	44
12-31-2019	11.79	0.18	3.36	3.54	(0.55)	(0.82)	—	(1.37)	13.96	31.51	1.11	1.10	1.32	17	28
12-31-2018	14.88	0.17	(2.13)	(1.96)	(0.17)	(0.96)	—	(1.13)	11.79	(14.62)	1.09	1.08	1.14	15	25
12-31-2017	13.07	0.14	1.81	1.95	(0.14)	—	—	(0.14)	14.88	15.02	1.08	1.07	0.99	19	42
12-31-2016	11.10	0.16	1.96	2.12	(0.15)	—	—	(0.15)	13.07	19.21	1.08	1.07	1.48	21	45
Series NAV
12-31-2020	14.03	0.14	(0.04)	0.10	(0.18)	(1.20)	—	(1.38)	12.75	2.31	0.89	0.88	1.20	25	44
12-31-2019	11.88	0.21	3.38	3.59	(0.62)	(0.82)	—	(1.44)	14.03	31.71	0.86	0.85	1.57	28	28
12-31-2018	14.95	0.21	(2.14)	(1.93)	(0.18)	(0.96)	—	(1.14)	11.88	(14.38)	0.84	0.83	1.39	29	25
12-31-2017	13.13	0.17	1.83	2.00	(0.18)	—	—	(0.18)	14.95	15.29	0.83	0.82	1.25	48	42
12-31-2016	11.15	0.19	1.96	2.15	(0.17)	—	—	(0.17)	13.13	19.47	0.83	0.82	1.72	26	45
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
Fundamental All Cap Core Trust
Series I
12-31-2020	24.56	0.06	6.42	6.48	(0.10)	(0.79)	—	(0.89)	30.15	26.87	0.76	0.76	0.26	120	19
12-31-2019	19.64	0.11	6.79	6.90	(0.10)	(1.88)	—	(1.98)	24.56	36.45	0.77	0.76	0.48	119	15
12-31-2018	25.83	0.09	(2.79)	(2.70)	(0.10)	(3.39)	—	(3.49)	19.64	(13.16)	0.76	0.76	0.36	122	24
12-31-2017	20.89	0.11	5.58	5.69	(0.18)	(0.57)	—	(0.75)	25.83	27.70	0.76	0.76	0.46	172	42
12-31-2016	22.30	0.15	1.58	1.73	(0.12)	(3.02)	—	(3.14)	20.89	8.34	0.75	0.75	0.73	146	26
Series II
12-31-2020	24.49	0.01	6.40	6.41	(0.05)	(0.79)	—	(0.84)	30.06	26.65	0.96	0.96	0.05	51	19
12-31-2019	19.59	0.06	6.78	6.84	(0.06)	(1.88)	—	(1.94)	24.49	36.18	0.97	0.96	0.28	49	15
12-31-2018	25.77	0.04	(2.78)	(2.74)	(0.05)	(3.39)	—	(3.44)	19.59	(13.34)	0.96	0.96	0.17	41	24
12-31-2017	20.84	0.06	5.58	5.64	(0.14)	(0.57)	—	(0.71)	25.77	27.43	0.96	0.96	0.27	54	42
12-31-2016	22.23	0.11	1.56	1.67	(0.04)	(3.02)	—	(3.06)	20.84	8.12	0.95	0.95	0.53	49	26
Series NAV
12-31-2020	24.71	0.08	6.45	6.53	(0.11)	(0.79)	—	(0.90)	30.34	26.97	0.71	0.71	0.30	2,017	19
12-31-2019	19.74	0.12	6.84	6.96	(0.11)	(1.88)	—	(1.99)	24.71	36.58	0.72	0.71	0.52	1,700	15
12-31-2018	25.96	0.11	(2.82)	(2.71)	(0.12)	(3.39)	—	(3.51)	19.74	(13.16)	0.71	0.71	0.42	1,347	24
12-31-2017	20.98	0.12	5.62	5.74	(0.19)	(0.57)	—	(0.76)	25.96	27.77	0.71	0.71	0.51	1,662	42
12-31-2016	22.40	0.16	1.58	1.74	(0.14)	(3.02)	—	(3.16)	20.98	8.40	0.71	0.70	0.78	1,403	26
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
The accompanying notes are an integral part of the financial statements.
115

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Fundamental Large Cap Value Trust
Series I
12-31-2020	23.13	0.21	2.44	2.65	(0.24)	(0.44)	—	(0.68)	25.10	11.96	0.79	0.78	0.95	391	44
12-31-2019	17.51	0.25	5.97	6.22	(0.25)	(0.35)	—	(0.60)	23.13	35.85	0.78	0.77	1.17	403	13
12-31-2018	21.36	0.25	(3.87)	(3.62)	(0.23)	—	—	(0.23)	17.51	(17.03)	0.75	0.74	1.18	366	31
12-31-2017	18.49	0.23	2.97	3.20	(0.33)	—	—	(0.33)	21.36	17.43	0.74	0.73	1.19	525	30
12-31-2016	17.15	0.25	1.48	1.73	(0.39)	—	—	(0.39)	18.49	10.17	0.71	0.70	1.47	541	28
Series II
12-31-2020	23.29	0.16	2.47	2.63	(0.20)	(0.44)	—	(0.64)	25.28	11.75	0.99	0.98	0.75	160	44
12-31-2019	17.63	0.21	6.00	6.21	(0.20)	(0.35)	—	(0.55)	23.29	35.59	0.98	0.97	0.97	164	13
12-31-2018	21.51	0.21	(3.90)	(3.69)	(0.19)	—	—	(0.19)	17.63	(17.23)	0.95	0.94	0.98	150	31
12-31-2017	18.61	0.20	2.99	3.19	(0.29)	—	—	(0.29)	21.51	17.20	0.94	0.93	0.99	205	30
12-31-2016	17.27	0.21	1.49	1.70	(0.36)	—	—	(0.36)	18.61	9.96	0.91	0.90	1.27	207	28
Series NAV
12-31-2020	23.14	0.21	2.45	2.66	(0.25)	(0.44)	—	(0.69)	25.11	12.01	0.74	0.73	0.99	125	44
12-31-2019	17.51	0.25	5.99	6.24	(0.26)	(0.35)	—	(0.61)	23.14	35.97	0.73	0.72	1.21	97	13
12-31-2018	21.37	0.26	(3.88)	(3.62)	(0.24)	—	—	(0.24)	17.51	(17.03)	0.70	0.69	1.23	79	31
12-31-2017	18.49	0.24	2.98	3.22	(0.34)	—	—	(0.34)	21.37	17.54	0.69	0.68	1.23	92	30
12-31-2016	17.15	0.25	1.49	1.74	(0.40)	—	—	(0.40)	18.49	10.22	0.65	0.65	1.48	83	28
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
Global Trust
Series I
12-31-2020	20.04	0.18	1.09	1.27	(0.23)	(0.17)	(0.02)	(0.42)	20.89	6.60	1.06	1.05	0.96	265	120 [3,4]
12-31-2019	18.37	0.49	2.32	2.81	(0.42)	(0.72)	—	(1.14)	20.04	16.04	1.00	0.95	2.51	115	20
12-31-2018	21.93	0.41	(3.58)	(3.17)	(0.39)	—	—	(0.39)	18.37	(14.49)	0.98	0.95	1.91	115	30
12-31-2017	18.78	0.41	3.14	3.55	(0.40)	—	—	(0.40)	21.93	18.88	0.96	0.94	2.00	148	28
12-31-2016	17.95	0.34	1.33	1.67	(0.84)	—	—	(0.84)	18.78	9.47	0.89 [5]	0.87 [5]	1.87	142	23
Series II
12-31-2020	19.95	0.18	1.04	1.22	(0.19)	(0.17)	(0.02)	(0.38)	20.79	6.42	1.26	1.25	0.96	27	120 [3,4]
12-31-2019	18.29	0.45	2.31	2.76	(0.38)	(0.72)	—	(1.10)	19.95	15.83	1.20	1.15	2.31	31	20
12-31-2018	21.83	0.37	(3.56)	(3.19)	(0.35)	—	—	(0.35)	18.29	(14.65)	1.18	1.15	1.72	31	30
12-31-2017	18.70	0.39	3.10	3.49	(0.36)	—	—	(0.36)	21.83	18.63	1.16	1.14	1.80	44	28
12-31-2016	17.88	0.30	1.33	1.63	(0.81)	—	—	(0.81)	18.70	9.24	1.09 [5]	1.07 [5]	1.67	43	23
Series NAV
12-31-2020	20.01	0.22	1.07	1.29	(0.24)	(0.17)	(0.02)	(0.43)	20.87	6.71	1.01	1.00	1.20	44	120 [3,4]
12-31-2019	18.35	0.49	2.32	2.81	(0.43)	(0.72)	—	(1.15)	20.01	16.06	0.95	0.90	2.53	43	20
12-31-2018	21.90	0.42	(3.56)	(3.14)	(0.41)	—	—	(0.41)	18.35	(14.42)	0.93	0.90	1.94	38	30
12-31-2017	18.76	0.42	3.13	3.55	(0.41)	—	—	(0.41)	21.90	18.90	0.91	0.89	2.05	48	28
12-31-2016	17.94	0.40	1.27	1.67	(0.85)	—	—	(0.85)	18.76	9.47	0.84 [5]	0.83 [5]	2.24	42	23
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees. 4 Excludes merger activity. 5 Includes reimbursement for overbilling of custody expenses in prior years of 0.04%.
The accompanying notes are an integral part of the financial statements.
116

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Health Sciences Trust
Series I
12-31-2020	27.18	(0.09)	7.18	7.09	—	(3.20)	—	(3.20)	31.07	27.17	1.15	1.09	(0.32)	80	38
12-31-2019	22.87	(0.08)	6.36	6.28	—	(1.97)	—	(1.97)	27.18	28.68	1.16	1.10	(0.32)	72	34
12-31-2018	25.03	(0.07)	0.57	0.50	—	(2.66)	—	(2.66)	22.87	0.69	1.16	1.09	(0.27)	99	42
12-31-2017	21.83	(0.08)	5.91	5.83	—	(2.63)	—	(2.63)	25.03	27.51	1.16	1.10	(0.31)	107	39
12-31-2016	31.92	(0.09)	(3.02)	(3.11)	(0.02)	(6.96)	—	(6.98)	21.83	(10.57)	1.10 [3]	1.04 [3]	(0.34)	94	27
Series II
12-31-2020	24.78	(0.13)	6.50	6.37	—	(3.20)	—	(3.20)	27.95	26.89	1.35	1.29	(0.52)	84	38
12-31-2019	21.05	(0.12)	5.82	5.70	—	(1.97)	—	(1.97)	24.78	28.40	1.36	1.30	(0.53)	71	34
12-31-2018	23.26	(0.11)	0.56	0.45	—	(2.66)	—	(2.66)	21.05	0.52	1.36	1.29	(0.47)	66	42
12-31-2017	20.48	(0.12)	5.53	5.41	—	(2.63)	—	(2.63)	23.26	27.26	1.36	1.30	(0.51)	75	39
12-31-2016	30.45	(0.14)	(2.87)	(3.01)	—	(6.96)	—	(6.96)	20.48	(10.77)	1.30 [3]	1.24 [3]	(0.54)	71	27
Series NAV
12-31-2020	27.64	(0.08)	7.32	7.24	—	(3.20)	—	(3.20)	31.68	27.26	1.10	1.04	(0.27)	162	38
12-31-2019	23.22	(0.08)	6.47	6.39	—	(1.97)	—	(1.97)	27.64	28.67	1.11	1.05	(0.29)	130	34
12-31-2018	25.37	(0.06)	0.57	0.51	—	(2.66)	—	(2.66)	23.22	0.76	1.11	1.04	(0.22)	107	42
12-31-2017	22.09	(0.07)	5.98	5.91	—	(2.63)	—	(2.63)	25.37	27.61	1.11	1.05	(0.26)	108	39
12-31-2016	32.20	(0.08)	(3.04)	(3.12)	(0.03)	(6.96)	—	(6.99)	22.09	(10.54)	1.06 [3]	0.99 [3]	(0.29)	96	27
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Includes reimbursement for overbilling of custody expenses in prior years of 0.05%.
International Equity Index Trust
Series I
12-31-2020	18.30	0.35	1.51	1.86	(0.44)	(0.17)	—	(0.61)	19.55	10.64	0.66	0.39	2.07	361	5
12-31-2019	15.44	0.50	2.77	3.27	(0.41)	—	—	(0.41)	18.30	21.37	0.67	0.39	2.92	359	5 [3]
12-31-2018	18.44	0.45	(3.02)	(2.57)	(0.42)	(0.01)	—	(0.43)	15.44	(14.09)	0.66	0.39	2.55	334	2
12-31-2017	14.79	0.40	3.63	4.03	(0.38)	—	—	(0.38)	18.44	27.30	0.68	0.39	2.33	399	3
12-31-2016	14.54	0.39	0.25	0.64	(0.39)	—	—	(0.39)	14.79	4.45	0.65 [4]	0.39 [4]	2.65	277	5
Series II
12-31-2020	18.32	0.32	1.51	1.83	(0.40)	(0.17)	—	(0.57)	19.58	10.48	0.86	0.59	1.87	23	5
12-31-2019	15.46	0.44	2.80	3.24	(0.38)	—	—	(0.38)	18.32	21.11	0.87	0.59	2.55	22	5 [3]
12-31-2018	18.46	0.42	(3.03)	(2.61)	(0.38)	(0.01)	—	(0.39)	15.46	(14.27)	0.86	0.59	2.37	14	2
12-31-2017	14.81	0.36	3.63	3.99	(0.34)	—	—	(0.34)	18.46	27.04	0.88	0.59	2.14	18	3
12-31-2016	14.56	0.36	0.25	0.61	(0.36)	—	—	(0.36)	14.81	4.24	0.85 [4]	0.59 [4]	2.47	14	5
Series NAV
12-31-2020	18.29	0.36	1.51	1.87	(0.44)	(0.17)	—	(0.61)	19.55	10.76	0.61	0.34	2.11	484	5
12-31-2019	15.43	0.50	2.78	3.28	(0.42)	—	—	(0.42)	18.29	21.44	0.62	0.34	2.91	458	5 [3]
12-31-2018	18.44	0.46	(3.03)	(2.57)	(0.43)	(0.01)	—	(0.44)	15.43	(14.10)	0.61	0.34	2.58	331	2
12-31-2017	14.78	0.41	3.63	4.04	(0.38)	—	—	(0.38)	18.44	27.45	0.63	0.34	2.39	377	3
12-31-2016	14.54	0.39	0.25	0.64	(0.40)	—	—	(0.40)	14.78	4.43	0.60 [4]	0.34 [4]	2.70	298	5
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Excludes merger activity. 4 Includes reimbursement for overbilling of custody expenses in prior years of 0.04%.
The accompanying notes are an integral part of the financial statements.
117

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
International Small Company Trust
Series I
12-31-2020	14.38	0.15	0.93	1.08	(0.28)	(0.45)	—	(0.73)	14.73	8.37	1.23	1.22	1.20	27	14
12-31-2019	12.55	0.24	2.47	2.71	(0.30)	(0.58)	—	(0.88)	14.38	22.60	1.20	1.19	1.76	28	12
12-31-2018	15.95	0.24	(3.45)	(3.21)	(0.19)	—	—	(0.19)	12.55	(20.09)	1.15	1.14	1.55	25	20
12-31-2017	12.46	0.20	3.50	3.70	(0.21)	—	—	(0.21)	15.95	29.46	1.18	1.17	1.42	38	14
12-31-2016	12.11	0.24	0.35	0.59	(0.24)	—	—	(0.24)	12.46	4.90	0.91 [3]	0.90 [3]	1.96	32	12
Series II
12-31-2020	14.36	0.13	0.92	1.05	(0.25)	(0.45)	—	(0.70)	14.71	8.17	1.43	1.42	0.99	15	14
12-31-2019	12.51	0.21	2.47	2.68	(0.25)	(0.58)	—	(0.83)	14.36	22.35	1.40	1.39	1.55	15	12
12-31-2018	15.93	0.20	(3.43)	(3.23)	(0.19)	—	—	(0.19)	12.51	(20.27)	1.35	1.34	1.34	14	20
12-31-2017	12.45	0.18	3.48	3.66	(0.18)	—	—	(0.18)	15.93	29.17	1.38	1.37	1.22	21	14
12-31-2016	12.10	0.22	0.35	0.57	(0.22)	—	—	(0.22)	12.45	4.70	1.12 [3]	1.11 [3]	1.79	18	12
Series NAV
12-31-2020	14.39	0.16	0.92	1.08	(0.28)	(0.45)	—	(0.73)	14.74	8.41	1.18	1.17	1.25	75	14
12-31-2019	12.56	0.25	2.48	2.73	(0.32)	(0.58)	—	(0.90)	14.39	22.70	1.15	1.14	1.81	73	12
12-31-2018	15.96	0.24	(3.44)	(3.20)	(0.20)	—	—	(0.20)	12.56	(20.08)	1.10	1.09	1.58	74	20
12-31-2017	12.46	0.21	3.50	3.71	(0.21)	—	—	(0.21)	15.96	29.60	1.13	1.12	1.42	93	14
12-31-2016	12.11	0.24	0.36	0.60	(0.25)	—	—	(0.25)	12.46	4.95	0.87 [3]	0.86 [3]	2.00	58	12
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Includes reimbursement for overbilling of custody expenses in prior years of 0.33%.
Lifestyle Aggressive Portfolio
Series I
12-31-2020	15.57	0.21 [3]	1.82	2.03	(0.28)	(1.16)	—	(1.44)	16.16	14.06	0.41 [4]	0.21 [4]	1.45 [3]	3	30
12-31-2019	13.23	0.26 [3]	3.21	3.47	(0.23)	(0.90)	—	(1.13)	15.57	27.01	0.39 [4]	0.21 [4]	1.76 [3]	4	20
12-31-2018	15.14	0.23 [3]	(1.52)	(1.29)	(0.22)	(0.40)	—	(0.62)	13.23	(8.85)	0.42 [4]	0.20 [4]	1.53 [3]	3	16
12-31-2017	12.81	0.20 [3]	2.57	2.77	(0.24)	(0.20)	—	(0.44)	15.14	21.78	0.45 [4]	0.21 [4]	1.41 [3]	4	15
12-31-2016	12.33	0.26 [3]	0.90	1.16	(0.21)	(0.47)	—	(0.68)	12.81	9.55	0.47 [4]	0.21 [4]	2.05 [3]	4	9
Series II
12-31-2020	15.57	0.22 [3]	1.77	1.99	(0.25)	(1.16)	—	(1.41)	16.15	13.81	0.61 [4]	0.41 [4]	1.47 [3]	17	30
12-31-2019	13.23	0.23 [3]	3.21	3.44	(0.20)	(0.90)	—	(1.10)	15.57	26.78	0.59 [4]	0.41 [4]	1.52 [3]	18	20
12-31-2018	15.14	0.20 [3]	(1.52)	(1.32)	(0.19)	(0.40)	—	(0.59)	13.23	(9.05)	0.62 [4]	0.40 [4]	1.32 [3]	17	16
12-31-2017	12.81	0.20 [3]	2.54	2.74	(0.21)	(0.20)	—	(0.41)	15.14	21.56	0.65 [4]	0.41 [4]	1.40 [3]	20	15
12-31-2016	12.33	0.19 [3]	0.95	1.14	(0.19)	(0.47)	—	(0.66)	12.81	9.35	0.67 [4]	0.41 [4]	1.55 [3]	18	9
Series NAV
12-31-2020	15.57	0.28 [3]	1.75	2.03	(0.28)	(1.16)	—	(1.44)	16.16	14.11	0.36 [4]	0.16 [4]	1.92 [3]	18	30
12-31-2019	13.22	0.27 [3]	3.22	3.49	(0.24)	(0.90)	—	(1.14)	15.57	27.16	0.34 [4]	0.16 [4]	1.83 [3]	15	20
12-31-2018	15.14	0.29 [3]	(1.59)	(1.30)	(0.22)	(0.40)	—	(0.62)	13.22	(8.86)	0.37 [4]	0.15 [4]	1.92 [3]	11	16
12-31-2017	12.81	0.28 [3]	2.49	2.77	(0.24)	(0.20)	—	(0.44)	15.14	21.84	0.40 [4]	0.16 [4]	1.95 [3]	7	15
12-31-2016	12.33	0.37 [3]	0.80	1.17	(0.22)	(0.47)	—	(0.69)	12.81	9.60	0.42 [4]	0.16 [4]	2.95 [3]	2	9
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 4 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
The accompanying notes are an integral part of the financial statements.
118

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Balanced Portfolio
Series I
12-31-2020	15.43	0.38 [3]	1.53	1.91	(0.37)	(0.57)	—	(0.94)	16.40	12.69	0.12 [4]	0.12 [4]	2.45 [3]	41	15
12-31-2019	13.76	0.33 [3]	2.09	2.42	(0.30)	(0.45)	—	(0.75)	15.43	17.73	0.12 [4]	0.12 [4]	2.19 [3]	37	11
12-31-2018	14.98	0.32 [3]	(0.96)	(0.64)	(0.33)	(0.25)	—	(0.58)	13.76	(4.36)	0.12 [4]	0.12 [4]	2.13 [3]	32	8
12-31-2017	13.78	0.33 [3]	1.36	1.69	(0.33)	(0.16)	—	(0.49)	14.98	12.31	0.12 [4]	0.12 [4]	2.22 [3]	35	6
12-31-2016	13.59	0.32 [3]	0.51	0.83	(0.31)	(0.33)	—	(0.64)	13.78	6.11	0.12 [4]	0.11 [4]	2.31 [3]	31	11
Series II
12-31-2020	15.46	0.35 [3]	1.53	1.88	(0.34)	(0.57)	—	(0.91)	16.43	12.47	0.32 [4]	0.32 [4]	2.26 [3]	960	15
12-31-2019	13.78	0.29 [3]	2.11	2.40	(0.27)	(0.45)	—	(0.72)	15.46	17.56	0.32 [4]	0.32 [4]	1.94 [3]	860	11
12-31-2018	15.01	0.27 [3]	(0.95)	(0.68)	(0.30)	(0.25)	—	(0.55)	13.78	(4.63)	0.32 [4]	0.32 [4]	1.84 [3]	781	8
12-31-2017	13.80	0.29 [3]	1.38	1.67	(0.30)	(0.16)	—	(0.46)	15.01	12.16	0.32 [4]	0.32 [4]	1.97 [3]	942	6
12-31-2016	13.61	0.29 [3]	0.52	0.81	(0.29)	(0.33)	—	(0.62)	13.80	5.89	0.32 [4]	0.31 [4]	2.06 [3]	909	11
Series NAV
12-31-2020	15.42	0.40 [3]	1.51	1.91	(0.38)	(0.57)	—	(0.95)	16.38	12.68	0.07 [4]	0.07 [4]	2.57 [3]	136	15
12-31-2019	13.74	0.34 [3]	2.09	2.43	(0.30)	(0.45)	—	(0.75)	15.42	17.89	0.07 [4]	0.07 [4]	2.29 [3]	113	11
12-31-2018	14.97	0.34 [3]	(0.98)	(0.64)	(0.34)	(0.25)	—	(0.59)	13.74	(4.39)	0.07 [4]	0.07 [4]	2.28 [3]	89	8
12-31-2017	13.77	0.34 [3]	1.35	1.69	(0.33)	(0.16)	—	(0.49)	14.97	12.38	0.07 [4]	0.07 [4]	2.40 [3]	83	6
12-31-2016	13.58	0.36 [3]	0.48	0.84	(0.32)	(0.33)	—	(0.65)	13.77	6.16	0.07 [4]	0.06 [4]	2.58 [3]	63	11
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 4 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
Lifestyle Conservative Portfolio
Series I
12-31-2020	13.68	0.45 [3]	1.01	1.46	(0.40)	(0.31)	—	(0.71)	14.43	10.75	0.15 [4]	0.13 [4]	3.19 [3]	16	21
12-31-2019	12.67	0.32 [3]	1.25	1.57	(0.30)	(0.26)	—	(0.56)	13.68	12.46	0.15 [4]	0.13 [4]	2.36 [3]	12	21
12-31-2018	13.39	0.33 [3]	(0.59)	(0.26)	(0.32)	(0.14)	—	(0.46)	12.67	(1.97)	0.16 [4]	0.12 [4]	2.48 [3]	11	21
12-31-2017	12.91	0.34 [3]	0.56	0.90	(0.34)	(0.08)	—	(0.42)	13.39	6.96	0.16 [4]	0.13 [4]	2.69 [3]	12	12
12-31-2016	12.85	0.35 [3]	0.21	0.56	(0.36)	(0.14)	—	(0.50)	12.91	4.39	0.14 [4]	0.13 [4]	2.65 [3]	9	19
Series II
12-31-2020	13.70	0.38 [3]	1.05	1.43	(0.37)	(0.31)	—	(0.68)	14.45	10.53	0.35 [4]	0.33 [4]	2.71 [3]	208	21
12-31-2019	12.69	0.30 [3]	1.25	1.55	(0.28)	(0.26)	—	(0.54)	13.70	12.22	0.35 [4]	0.33 [4]	2.20 [3]	170	21
12-31-2018	13.41	0.30 [3]	(0.58)	(0.28)	(0.30)	(0.14)	—	(0.44)	12.69	(2.17)	0.36 [4]	0.32 [4]	2.29 [3]	164	21
12-31-2017	12.93	0.30 [3]	0.58	0.88	(0.32)	(0.08)	—	(0.40)	13.41	6.74	0.36 [4]	0.33 [4]	2.21 [3]	166	12
12-31-2016	12.87	0.31 [3]	0.23	0.54	(0.34)	(0.14)	—	(0.48)	12.93	4.17	0.34 [4]	0.33 [4]	2.37 [3]	178	19
Series NAV
12-31-2020	13.67	0.57 [3]	0.89	1.46	(0.40)	(0.31)	—	(0.71)	14.42	10.80	0.10 [4]	0.08 [4]	4.03 [3]	9	21
12-31-2019	12.66	0.31 [3]	1.27	1.58	(0.31)	(0.26)	—	(0.57)	13.67	12.52	0.10 [4]	0.08 [4]	2.29 [3]	4	21
12-31-2018	13.38	0.36 [3]	(0.61)	(0.25)	(0.33)	(0.14)	—	(0.47)	12.66	(1.92)	0.11 [4]	0.07 [4]	2.70 [3]	5	21
12-31-2017	12.90	0.35 [3]	0.56	0.91	(0.35)	(0.08)	—	(0.43)	13.38	7.01	0.11 [4]	0.08 [4]	2.75 [3]	4	12
12-31-2016	12.85	0.61 [3]	(0.05)	0.56	(0.37)	(0.14)	—	(0.51)	12.90	4.36	0.10 [4]	0.08 [4]	4.67 [3]	3	19
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 4 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
The accompanying notes are an integral part of the financial statements.
119

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Growth Portfolio
Series I
12-31-2020	16.92	0.36 [3]	1.84	2.20	(0.37)	(0.96)	—	(1.33)	17.79	13.58	0.12 [4]	0.11 [4]	2.19 [3]	236	13
12-31-2019	14.86	0.32 [3]	2.81	3.13	(0.30)	(0.77)	—	(1.07)	16.92	21.45	0.12 [4]	0.11 [4]	1.96 [3]	224	7
12-31-2018	16.41	0.30 [3]	(1.28)	(0.98)	(0.32)	(0.25)	—	(0.57)	14.86	(6.12)	0.11 [4]	0.11 [4]	1.85 [3]	207	5
12-31-2017	14.53	0.45 [3]	1.88	2.33	(0.30)	(0.15)	—	(0.45)	16.41	16.13	0.12 [4]	0.11 [4]	3.34 [3]	242	4 [5]
12-31-2016	14.23	0.46 [3]	0.56	1.02	(0.27)	(0.45)	—	(0.72)	14.53	7.23	0.11 [4]	0.11 [4]	3.16 [3]	93	12 [5]
Series II
12-31-2020	16.94	0.33 [3]	1.84	2.17	(0.34)	(0.96)	—	(1.30)	17.81	13.37	0.32 [4]	0.31 [4]	1.97 [3]	5,588	13
12-31-2019	14.88	0.29 [3]	2.81	3.10	(0.27)	(0.77)	—	(1.04)	16.94	21.20	0.32 [4]	0.31 [4]	1.75 [3]	5,567	7
12-31-2018	16.43	0.27 [3]	(1.29)	(1.02)	(0.28)	(0.25)	—	(0.53)	14.88	(6.31)	0.31 [4]	0.31 [4]	1.62 [3]	5,225	5
12-31-2017	14.55	0.40 [3]	1.90	2.30	(0.27)	(0.15)	—	(0.42)	16.43	15.90	0.32 [4]	0.31 [4]	2.89 [3]	6,456	4 [5]
12-31-2016	14.25	0.34 [3]	0.66	1.00	(0.25)	(0.45)	—	(0.70)	14.55	7.02	0.31 [4]	0.31 [4]	2.35 [3]	2,889	12 [5]
Series NAV
12-31-2020	16.91	0.38 [3]	1.83	2.21	(0.38)	(0.96)	—	(1.34)	17.78	13.63	0.07 [4]	0.06 [4]	2.30 [3]	477	13
12-31-2019	14.85	0.34 [3]	2.80	3.14	(0.31)	(0.77)	—	(1.08)	16.91	21.52	0.07 [4]	0.06 [4]	2.10 [3]	415	7
12-31-2018	16.40	0.33 [3]	(1.31)	(0.98)	(0.32)	(0.25)	—	(0.57)	14.85	(6.07)	0.06 [4]	0.06 [4]	2.00 [3]	339	5
12-31-2017	14.52	0.46 [3]	1.88	2.34	(0.31)	(0.15)	—	(0.46)	16.40	16.20	0.07 [4]	0.06 [4]	3.61 [3]	346	4 [5]
12-31-2016	14.23	0.52 [3]	0.50	1.02	(0.28)	(0.45)	—	(0.73)	14.52	7.21	0.06 [4]	0.06 [4]	3.59 [3]	109	12 [5]
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 4 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 5 Excludes merger activity.
Lifestyle Moderate Portfolio
Series I
12-31-2020	14.85	0.40 [3]	1.36	1.76	(0.38)	(0.49)	—	(0.87)	15.74	12.09	0.14 [4]	0.13 [4]	2.64 [3]	14	17
12-31-2019	13.38	0.33 [3]	1.79	2.12	(0.29)	(0.36)	—	(0.65)	14.85	15.97	0.14 [4]	0.13 [4]	2.28 [3]	12	15
12-31-2018	14.44	0.31 [3]	(0.81)	(0.50)	(0.33)	(0.23)	—	(0.56)	13.38	(3.58)	0.14 [4]	0.13 [4]	2.17 [3]	10	8
12-31-2017	13.50	0.33 [3]	1.07	1.40	(0.33)	(0.13)	—	(0.46)	14.44	10.43	0.14 [4]	0.13 [4]	2.35 [3]	11	7
12-31-2016	13.37	0.34 [3]	0.40	0.74	(0.33)	(0.28)	—	(0.61)	13.50	5.50	0.13 [4]	0.12 [4]	2.48 [3]	10	14
Series II
12-31-2020	14.88	0.37 [3]	1.36	1.73	(0.35)	(0.49)	—	(0.84)	15.77	11.87	0.34 [4]	0.33 [4]	2.43 [3]	307	17
12-31-2019	13.41	0.29 [3]	1.80	2.09	(0.26)	(0.36)	—	(0.62)	14.88	15.72	0.34 [4]	0.33 [4]	2.00 [3]	269	15
12-31-2018	14.47	0.28 [3]	(0.81)	(0.53)	(0.30)	(0.23)	—	(0.53)	13.41	(3.77)	0.34 [4]	0.33 [4]	1.94 [3]	247	8
12-31-2017	13.52	0.30 [3]	1.08	1.38	(0.30)	(0.13)	—	(0.43)	14.47	10.28	0.34 [4]	0.33 [4]	2.04 [3]	295	7
12-31-2016	13.39	0.29 [3]	0.42	0.71	(0.30)	(0.28)	—	(0.58)	13.52	5.28	0.33 [4]	0.32 [4]	2.14 [3]	295	14
Series NAV
12-31-2020	14.84	0.40 [3]	1.38	1.78	(0.39)	(0.49)	—	(0.88)	15.74	12.22	0.09 [4]	0.08 [4]	2.67 [3]	35	17
12-31-2019	13.38	0.35 [3]	1.77	2.12	(0.30)	(0.36)	—	(0.66)	14.84	15.95	0.09 [4]	0.08 [4]	2.39 [3]	30	15
12-31-2018	14.44	0.35 [3]	(0.85)	(0.50)	(0.33)	(0.23)	—	(0.56)	13.38	(3.53)	0.09 [4]	0.08 [4]	2.46 [3]	22	8
12-31-2017	13.49	0.35 [3]	1.07	1.42	(0.34)	(0.13)	—	(0.47)	14.44	10.56	0.09 [4]	0.08 [4]	2.59 [3]	20	7
12-31-2016	13.36	0.41 [3]	0.34	0.75	(0.34)	(0.28)	—	(0.62)	13.49	5.55	0.08 [4]	0.08 [4]	3.00 [3]	14	14
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 4 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
The accompanying notes are an integral part of the financial statements.
120

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Mid Cap Index Trust
Series I
12-31-2020	21.39	0.21	2.19	2.40	(0.32)	(2.13)	—	(2.45)	21.34	13.22	0.56	0.46	1.10	996	14
12-31-2019	18.83	0.26	4.36	4.62	(0.24)	(1.82)	—	(2.06)	21.39	25.59	0.56	0.45	1.22	1,047	15
12-31-2018	23.00	0.27	(2.60)	(2.33)	(0.25)	(1.59)	—	(1.84)	18.83	(11.46)	0.56	0.45	1.17	1,029	15
12-31-2017	21.32	0.24	2.95	3.19	(0.11)	(1.40)	—	(1.51)	23.00	15.81	0.56	0.45	1.07	1,277	19 [3,4]
12-31-2016	19.66	0.25	3.56	3.81	(0.24)	(1.91)	—	(2.15)	21.32	20.11	0.56	0.45	1.24	805	22
Series II
12-31-2020	21.28	0.17	2.17	2.34	(0.28)	(2.13)	—	(2.41)	21.21	12.98	0.76	0.66	0.90	67	14
12-31-2019	18.73	0.21	4.36	4.57	(0.20)	(1.82)	—	(2.02)	21.28	25.43	0.76	0.65	1.02	70	15
12-31-2018	22.89	0.22	(2.58)	(2.36)	(0.21)	(1.59)	—	(1.80)	18.73	(11.66)	0.76	0.65	0.96	66	15
12-31-2017	21.24	0.19	2.93	3.12	(0.07)	(1.40)	—	(1.47)	22.89	15.51	0.76	0.65	0.85	90	19 [3,4]
12-31-2016	19.58	0.21	3.56	3.77	(0.20)	(1.91)	—	(2.11)	21.24	19.92	0.76	0.65	1.03	68	22
Series NAV
12-31-2020	21.39	0.22	2.19	2.41	(0.33)	(2.13)	—	(2.46)	21.34	13.27	0.51	0.41	1.15	242	14
12-31-2019	18.82	0.27	4.37	4.64	(0.25)	(1.82)	—	(2.07)	21.39	25.72	0.51	0.40	1.28	228	15
12-31-2018	23.00	0.28	(2.60)	(2.32)	(0.27)	(1.59)	—	(1.86)	18.82	(11.45)	0.51	0.40	1.23	174	15
12-31-2017	21.32	0.24	2.96	3.20	(0.12)	(1.40)	—	(1.52)	23.00	15.86	0.51	0.40	1.10	198	19 [3,4]
12-31-2016	19.65	0.26	3.57	3.83	(0.25)	(1.91)	—	(2.16)	21.32	20.17	0.51	0.40	1.30	134	22
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Excludes in-kind transactions. 4 Excludes merger activity.
Mid Cap Stock Trust
Series I
12-31-2020	18.07	(0.13)	11.50	11.37	—	(3.25)	—	(3.25)	26.19	65.39	0.93	0.92	(0.61)	234	98
12-31-2019	15.79	(0.10)	5.44	5.34	—	(3.06)	—	(3.06)	18.07	34.53	0.93	0.93	(0.54)	168	64
12-31-2018	17.82	(0.08)	0.15	0.07	—	(2.10)	—	(2.10)	15.79	(1.56)	0.93	0.92	(0.41)	142	69
12-31-2017	14.16	(0.03)	4.04	4.01	—	(0.35)	—	(0.35)	17.82	28.54	0.93	0.92	(0.16)	166	71
12-31-2016	15.17	(0.04)	0.16	0.12	—	(1.13)	—	(1.13)	14.16	0.59	0.90 [3]	0.89 [3]	(0.27)	150	85
Series II
12-31-2020	16.74	(0.16)	10.60	10.44	—	(3.25)	—	(3.25)	23.93	65.02	1.13	1.12	(0.81)	120	98
12-31-2019	14.83	(0.13)	5.10	4.97	—	(3.06)	—	(3.06)	16.74	34.25	1.13	1.13	(0.74)	86	64
12-31-2018	16.87	(0.11)	0.17	0.06	—	(2.10)	—	(2.10)	14.83	(1.71)	1.13	1.12	(0.61)	73	69
12-31-2017	13.45	(0.06)	3.83	3.77	—	(0.35)	—	(0.35)	16.87	28.26	1.13	1.12	(0.36)	85	71
12-31-2016	14.49	(0.06)	0.15	0.09	—	(1.13)	—	(1.13)	13.45	0.41	1.10 [3]	1.09 [3]	(0.47)	76	85
Series NAV
12-31-2020	18.37	(0.12)	11.70	11.58	—	(3.25)	—	(3.25)	26.70	65.47	0.88	0.87	(0.55)	635	98
12-31-2019	16.00	(0.09)	5.52	5.43	—	(3.06)	—	(3.06)	18.37	34.63	0.88	0.88	(0.49)	535	64
12-31-2018	18.03	(0.07)	0.14	0.07	—	(2.10)	—	(2.10)	16.00	(1.54)	0.88	0.87	(0.35)	454	69
12-31-2017	14.31	(0.02)	4.09	4.07	—	(0.35)	—	(0.35)	18.03	28.66	0.88	0.87	(0.12)	501	71
12-31-2016	15.32	(0.03)	0.15	0.12	—	(1.13)	—	(1.13)	14.31	0.58	0.85 [3]	0.84 [3]	(0.22)	449	85
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Includes reimbursement for overbilling of custody expenses in prior years of 0.03%.
The accompanying notes are an integral part of the financial statements.
121

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Mid Value Trust
Series I
12-31-2020	9.68	0.14	0.73	0.87	(0.15)	(0.22)	—	(0.37)	10.18	9.60	1.05	1.00	1.55	210	36
12-31-2019	9.47	0.15	1.54	1.69	(0.11)	(1.37)	—	(1.48)	9.68	19.54	1.05	1.00	1.50	239	33
12-31-2018	11.60	0.09	(1.20)	(1.11)	(0.09)	(0.93)	—	(1.02)	9.47	(10.84)	1.05	0.99	0.80	241	35
12-31-2017	11.62	0.11	1.10	1.21	(0.11)	(1.12)	—	(1.23)	11.60	11.43	1.04	0.99	0.96	312	32
12-31-2016	10.72	0.12	2.35	2.47	(0.13)	(1.44)	—	(1.57)	11.62	24.02	1.02 [3]	0.96 [3]	1.03	339	56
Series II
12-31-2020	9.69	0.12	0.74	0.86	(0.14)	(0.22)	—	(0.36)	10.19	9.38	1.25	1.20	1.36	47	36
12-31-2019	9.49	0.13	1.53	1.66	(0.09)	(1.37)	—	(1.46)	9.69	19.15	1.25	1.20	1.30	50	33
12-31-2018	11.61	0.07	(1.19)	(1.12)	(0.07)	(0.93)	—	(1.00)	9.49	(10.93)	1.25	1.19	0.60	48	35
12-31-2017	11.63	0.09	1.10	1.19	(0.09)	(1.12)	—	(1.21)	11.61	11.21	1.24	1.19	0.76	62	32
12-31-2016	10.73	0.09	2.36	2.45	(0.11)	(1.44)	—	(1.55)	11.63	23.77	1.21 [3]	1.16 [3]	0.83	67	56
Series NAV
12-31-2020	9.61	0.14	0.74	0.88	(0.16)	(0.22)	—	(0.38)	10.11	9.72	1.00	0.95	1.59	345	36
12-31-2019	9.42	0.15	1.53	1.68	(0.12)	(1.37)	—	(1.49)	9.61	19.49	1.00	0.95	1.56	381	33
12-31-2018	11.53	0.10	(1.18)	(1.08)	(0.10)	(0.93)	—	(1.03)	9.42	(10.68)	1.00	0.94	0.86	359	35
12-31-2017	11.56	0.11	1.10	1.21	(0.12)	(1.12)	—	(1.24)	11.53	11.46	0.99	0.94	0.99	434	32
12-31-2016	10.67	0.12	2.34	2.46	(0.13)	(1.44)	—	(1.57)	11.56	24.09	0.97 [3]	0.91 [3]	1.09	425	56
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Includes reimbursement for overbilling of custody expenses in prior years of 0.02%.
Real Estate Securities Trust
Series I
12-31-2020	23.55	0.40	(1.97)	(1.57)	(0.43)	(2.58)	—	(3.01)	18.97	(5.64)	0.82	0.82	1.96	61	180
12-31-2019	18.72	0.42	5.07	5.49	(0.48)	(0.18)	—	(0.66)	23.55	29.40	0.81	0.81	1.90	73	129
12-31-2018	19.71	0.43	(1.09)	(0.66)	(0.33)	—	—	(0.33)	18.72	(3.46)	0.81	0.81	2.21	64	164
12-31-2017	18.65	0.40	0.76	1.16	(0.10)	—	—	(0.10)	19.71	6.24	0.81	0.80	2.08	77	166
12-31-2016	18.08	0.44	0.78	1.22	(0.65)	—	—	(0.65)	18.65	6.92	0.74 [3]	0.74 [3]	2.32	85	147
Series II
12-31-2020	23.53	0.36	(1.96)	(1.60)	(0.39)	(2.58)	—	(2.97)	18.96	(5.80)	1.02	1.02	1.75	32	180
12-31-2019	18.72	0.38	5.05	5.43	(0.44)	(0.18)	—	(0.62)	23.53	29.08	1.01	1.01	1.70	40	129
12-31-2018	19.74	0.38	(1.08)	(0.70)	(0.32)	—	—	(0.32)	18.72	(3.64)	1.01	1.01	2.00	35	164
12-31-2017	18.68	0.36	0.77	1.13	(0.07)	—	—	(0.07)	19.74	6.06	1.01	1.00	1.88	45	166
12-31-2016	18.11	0.40	0.78	1.18	(0.61)	—	—	(0.61)	18.68	6.69	0.94 [3]	0.93 [3]	2.11	51	147
Series NAV
12-31-2020	23.41	0.41	(1.96)	(1.55)	(0.44)	(2.58)	—	(3.02)	18.84	(5.58)	0.77	0.77	2.01	221	180
12-31-2019	18.61	0.43	5.04	5.47	(0.49)	(0.18)	—	(0.67)	23.41	29.47	0.76	0.76	1.96	257	129
12-31-2018	19.59	0.43	(1.08)	(0.65)	(0.33)	—	—	(0.33)	18.61	(3.43)	0.76	0.76	2.26	204	164
12-31-2017	18.53	0.41	0.76	1.17	(0.11)	—	—	(0.11)	19.59	6.26	0.76	0.75	2.15	254	166
12-31-2016	17.97	0.45	0.77	1.22	(0.66)	—	—	(0.66)	18.53	6.96	0.69 [3]	0.69 [3]	2.37	267	147
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Includes reimbursement for overbilling of custody expenses in prior years of 0.06%.
The accompanying notes are an integral part of the financial statements.
122

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Science & Technology Trust
Series I
12-31-2020	29.43	(0.06) [3]	16.39	16.33	—	(3.89)	—	(3.89)	41.87	57.46	1.11	1.07	(0.16) [3]	938	114
12-31-2019	25.80	0.01	9.31	9.32	(0.03)	(5.66)	—	(5.69)	29.43	38.06	1.13	1.08	0.04	662	87
12-31-2018	29.97	(0.11)	0.68	0.57	—	(4.74)	—	(4.74)	25.80	(0.61)	1.12	1.08	(0.35)	594	108
12-31-2017	22.48	(0.09)	9.17	9.08	(0.02)	(1.57)	—	(1.59)	29.97	41.13	1.12	1.08	(0.34)	617	91
12-31-2016	23.78	0.02	1.99	2.01	—	(3.31)	—	(3.31)	22.48	8.39	1.12 [4]	1.07 [4]	0.09	425	111
Series II
12-31-2020	27.71	(0.11) [3]	15.37	15.26	—	(3.89)	—	(3.89)	39.08	57.15	1.31	1.27	(0.35) [3]	84	114
12-31-2019	24.58	(0.05)	8.84	8.79	—	(5.66)	—	(5.66)	27.71	37.74	1.33	1.28	(0.17)	59	87
12-31-2018	28.79	(0.17)	0.70	0.53	—	(4.74)	—	(4.74)	24.58	(0.78)	1.32	1.28	(0.55)	49	108
12-31-2017	21.68	(0.14)	8.82	8.68	—	(1.57)	—	(1.57)	28.79	40.81	1.32	1.28	(0.54)	53	91
12-31-2016	23.09	(0.02)	1.92	1.90	—	(3.31)	—	(3.31)	21.68	8.15	1.32 [4]	1.27 [4]	(0.11)	42	111
Series NAV
12-31-2020	29.84	(0.05) [3]	16.65	16.60	—	(3.89)	—	(3.89)	42.55	57.58	1.06	1.02	(0.14) [3]	145	114
12-31-2019	26.10	0.03	9.42	9.45	(0.05)	(5.66)	—	(5.71)	29.84	38.09	1.08	1.03	0.10	89	87
12-31-2018	30.26	(0.10)	0.68	0.58	—	(4.74)	—	(4.74)	26.10	(0.57)	1.07	1.03	(0.31)	64	108
12-31-2017	22.68	(0.08)	9.26	9.18	(0.03)	(1.57)	—	(1.60)	30.26	41.21	1.07	1.03	(0.29)	48	91
12-31-2016	23.96	0.03	2.00	2.03	—	(3.31)	—	(3.31)	22.68	8.41	1.07 [4]	1.02 [4]	0.14	34	111
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the portfolio, which amounted to $0.18 and 0.51%, respectively. 4 Includes reimbursement for overbilling of custody expenses in prior years of 0.01%.
Small Cap Index Trust
Series I
12-31-2020	14.94	0.10	2.50	2.60	(0.20)	(1.03)	—	(1.23)	16.31	19.29	0.59	0.53	0.74	427	16
12-31-2019	13.36	0.16	3.01	3.17	(0.15)	(1.44)	—	(1.59)	14.94	25.04	0.58	0.53	1.11	404	14
12-31-2018	16.09	0.17	(1.78)	(1.61)	(0.15)	(0.97)	—	(1.12)	13.36	(11.42)	0.58	0.52	1.04	365	24
12-31-2017	14.74	0.15	1.89	2.04	(0.07)	(0.62)	—	(0.69)	16.09	14.39	0.58	0.52	0.97	416	22
12-31-2016	13.28	0.16	2.51	2.67	(0.15)	(1.06)	—	(1.21)	14.74	20.98	0.58	0.52	1.18	366	22
Series II
12-31-2020	14.85	0.07	2.48	2.55	(0.17)	(1.03)	—	(1.20)	16.20	19.05	0.79	0.73	0.54	36	16
12-31-2019	13.29	0.13	2.99	3.12	(0.12)	(1.44)	—	(1.56)	14.85	24.78	0.78	0.73	0.90	35	14
12-31-2018	16.00	0.13	(1.75)	(1.62)	(0.12)	(0.97)	—	(1.09)	13.29	(11.55)	0.78	0.72	0.82	32	24
12-31-2017	14.66	0.11	1.89	2.00	(0.04)	(0.62)	—	(0.66)	16.00	14.18	0.78	0.72	0.75	42	22
12-31-2016	13.22	0.13	2.50	2.63	(0.13)	(1.06)	—	(1.19)	14.66	20.70	0.78	0.72	0.98	45	22
Series NAV
12-31-2020	14.96	0.11	2.49	2.60	(0.20)	(1.03)	—	(1.23)	16.33	19.32	0.54	0.48	0.78	144	16
12-31-2019	13.38	0.18	3.00	3.18	(0.16)	(1.44)	—	(1.60)	14.96	25.07	0.53	0.48	1.19	158	14
12-31-2018	16.10	0.18	(1.77)	(1.59)	(0.16)	(0.97)	—	(1.13)	13.38	(11.30)	0.53	0.47	1.09	124	24
12-31-2017	14.75	0.16	1.89	2.05	(0.08)	(0.62)	—	(0.70)	16.10	14.43	0.53	0.47	1.02	137	22
12-31-2016	13.29	0.17	2.51	2.68	(0.16)	(1.06)	—	(1.22)	14.75	21.01	0.53	0.47	1.23	115	22
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
The accompanying notes are an integral part of the financial statements.
123

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Small Cap Opportunities Trust
Series I
12-31-2020	25.52	0.13	2.07	2.20	(0.16)	(1.32)	—	(1.48)	26.24	9.88	1.17	1.00	0.58	81	28
12-31-2019	22.37	0.14	5.29	5.43	(0.11)	(2.17)	—	(2.28)	25.52	25.54	1.16	0.98	0.58	83	16
12-31-2018	32.01	0.11	(3.10)	(2.99)	(0.14)	(6.51)	—	(6.65)	22.37	(13.84)	1.14	0.96	0.36	74	23
12-31-2017	31.06	0.09	3.08	3.17	(0.13)	(2.09)	—	(2.22)	32.01	11.07	1.10	1.02	0.29	97	41
12-31-2016	28.76	0.12	5.16	5.28	(0.14)	(2.84)	—	(2.98)	31.06	19.47	1.08 [3]	0.99 [3]	0.43	99	32
Series II
12-31-2020	24.96	0.08	2.01	2.09	(0.12)	(1.32)	—	(1.44)	25.61	9.65	1.37	1.20	0.38	30	28
12-31-2019	21.91	0.09	5.18	5.27	(0.05)	(2.17)	—	(2.22)	24.96	25.26	1.36	1.18	0.38	31	16
12-31-2018	31.48	0.05	(3.03)	(2.98)	(0.08)	(6.51)	—	(6.59)	21.91	(14.02)	1.34	1.16	0.16	29	23
12-31-2017	30.58	0.03	3.04	3.07	(0.08)	(2.09)	—	(2.17)	31.48	10.86	1.30	1.22	0.09	39	41
12-31-2016	28.35	0.07	5.08	5.15	(0.08)	(2.84)	—	(2.92)	30.58	19.25	1.28 [3]	1.19 [3]	0.23	39	32
Series NAV
12-31-2020	25.34	0.14	2.06	2.20	(0.18)	(1.32)	—	(1.50)	26.04	9.92	1.12	0.95	0.63	30	28
12-31-2019	22.23	0.15	5.25	5.40	(0.12)	(2.17)	—	(2.29)	25.34	25.60	1.11	0.93	0.62	26	16
12-31-2018	31.85	0.13	(3.09)	(2.96)	(0.15)	(6.51)	—	(6.66)	22.23	(13.81)	1.09	0.91	0.42	23	23
12-31-2017	30.90	0.11	3.08	3.19	(0.15)	(2.09)	—	(2.24)	31.85	11.19	1.05	0.97	0.34	29	41
12-31-2016	28.63	0.14	5.13	5.27	(0.16)	(2.84)	—	(3.00)	30.90	19.51	1.03 [3]	0.94 [3]	0.48	85	32
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Includes reimbursement for overbilling of custody expenses in prior years of 0.03%.
Small Cap Stock Trust
Series I
12-31-2020	8.88	(0.06)	4.37	4.31	—	(1.27)	—	(1.27)	11.92	51.54	1.12	1.11	(0.65)	137	113
12-31-2019	9.08	(0.05)	3.21	3.16	—	(3.36)	—	(3.36)	8.88	38.02	1.13	1.12	(0.51)	98	81
12-31-2018	10.13	(0.06)	(0.33)	(0.39)	—	(0.66)	—	(0.66)	9.08	(5.19)	1.11	1.10	(0.59)	81	88
12-31-2017	8.01	(0.06)	2.18	2.12	—	—	—	—	10.13	26.47	1.13	1.12	(0.61)	89	102
12-31-2016	8.61	(0.02)	0.20	0.18	—	(0.78)	—	(0.78)	8.01	2.29	1.09 [3]	1.08 [3]	(0.28)	79	95
Series II
12-31-2020	8.21	(0.07)	4.01	3.94	—	(1.27)	—	(1.27)	10.88	51.23	1.32	1.31	(0.85)	42	113
12-31-2019	8.61	(0.07)	3.03	2.96	—	(3.36)	—	(3.36)	8.21	37.74	1.33	1.32	(0.71)	35	81
12-31-2018	9.66	(0.08)	(0.31)	(0.39)	—	(0.66)	—	(0.66)	8.61	(5.44)	1.31	1.30	(0.78)	28	88
12-31-2017	7.65	(0.07)	2.08	2.01	—	—	—	—	9.66	26.27	1.33	1.32	(0.81)	31	102
12-31-2016	8.27	(0.04)	0.20	0.16	—	(0.78)	—	(0.78)	7.65	2.14	1.29 [3]	1.28 [3]	(0.47)	28	95
Series NAV
12-31-2020	9.04	(0.06)	4.46	4.40	—	(1.27)	—	(1.27)	12.17	51.62	1.07	1.06	(0.60)	261	113
12-31-2019	9.19	(0.05)	3.26	3.21	—	(3.36)	—	(3.36)	9.04	38.10	1.08	1.07	(0.46)	186	81
12-31-2018	10.25	(0.06)	(0.34)	(0.40)	—	(0.66)	—	(0.66)	9.19	(5.22)	1.06	1.05	(0.57)	147	88
12-31-2017	8.09	(0.05)	2.21	2.16	—	—	—	—	10.25	26.70	1.08	1.07	(0.56)	335	102
12-31-2016	8.69	(0.02)	0.20	0.18	—	(0.78)	—	(0.78)	8.09	2.27	1.04 [3]	1.03 [3]	(0.22)	267	95
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Includes reimbursement for overbilling of custody expenses in prior years of 0.06%.
The accompanying notes are an integral part of the financial statements.
124

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Small Cap Value Trust
Series I
12-31-2020	18.19	0.08	(1.73)	(1.65)	(0.15)	(1.69)	—	(1.84)	14.70	(6.70)	1.07	1.06	0.57	167	34
12-31-2019	15.60	0.13	3.82	3.95	(0.10)	(1.26)	—	(1.36)	18.19	26.52	1.09	1.08	0.75	218	19
12-31-2018	20.25	0.14	(2.16)	(2.02)	(0.13)	(2.50)	—	(2.63)	15.60	(12.50)	1.11	1.10	0.69	211	13
12-31-2017	21.51	0.23	0.36	0.59	(0.19)	(1.66)	—	(1.85)	20.25	3.73	1.13	1.12	1.10	309	19
12-31-2016	20.30	0.14	4.14	4.28	(0.14)	(2.93)	—	(3.07)	21.51	22.67	1.10 [3]	1.10 [3]	0.69	373	16
Series II
12-31-2020	18.07	0.05	(1.73)	(1.68)	(0.12)	(1.69)	—	(1.81)	14.58	(6.95)	1.27	1.26	0.37	23	34
12-31-2019	15.50	0.10	3.80	3.90	(0.07)	(1.26)	—	(1.33)	18.07	26.33	1.29	1.28	0.56	28	19
12-31-2018	20.13	0.10	(2.14)	(2.04)	(0.09)	(2.50)	—	(2.59)	15.50	(12.66)	1.31	1.30	0.49	25	13
12-31-2017	21.40	0.19	0.35	0.54	(0.15)	(1.66)	—	(1.81)	20.13	3.50	1.33	1.32	0.89	35	19
12-31-2016	20.21	0.10	4.12	4.22	(0.10)	(2.93)	—	(3.03)	21.40	22.45	1.30 [3]	1.29 [3]	0.49	41	16
Series NAV
12-31-2020	18.12	0.09	(1.73)	(1.64)	(0.16)	(1.69)	—	(1.85)	14.63	(6.68)	1.02	1.01	0.64	298	34
12-31-2019	15.54	0.14	3.81	3.95	(0.11)	(1.26)	—	(1.37)	18.12	26.62	1.04	1.03	0.81	271	19
12-31-2018	20.18	0.15	(2.15)	(2.00)	(0.14)	(2.50)	—	(2.64)	15.54	(12.45)	1.06	1.05	0.75	249	13
12-31-2017	21.44	0.23	0.37	0.60	(0.20)	(1.66)	—	(1.86)	20.18	3.79	1.08	1.07	1.12	312	19
12-31-2016	20.25	0.15	4.12	4.27	(0.15)	(2.93)	—	(3.08)	21.44	22.68	1.05 [3]	1.05 [3]	0.74	313	16
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Includes reimbursement for overbilling of custody expenses in prior years of 0.02%.
Small Company Value Trust
Series I
12-31-2020	10.36	0.03	0.80	0.83	(0.03)	(0.61)	—	(0.64)	10.55	9.24	1.19	1.13	0.38	54	30
12-31-2019	16.62	0.04	3.25	3.29	(0.17)	(9.38)	—	(9.55)	10.36	25.53	1.19	1.13	0.25	56	30
12-31-2018	20.86	0.15	(2.46)	(2.31)	(0.08)	(1.85)	—	(1.93)	16.62	(12.94)	1.15	1.09	0.74	50	23
12-31-2017	22.06	0.07	2.07	2.14	(0.05)	(3.29)	—	(3.34)	20.86	11.49	1.15	1.09	0.34	66	19
12-31-2016	19.68	0.17	5.72	5.89	(0.15)	(3.36)	—	(3.51)	22.06	32.32	1.12 [3]	1.06 [3]	0.83	72	24
Series II
12-31-2020	9.90	0.02	0.75	0.77	(0.01)	(0.61)	—	(0.62)	10.05	9.07	1.39	1.33	0.18	43	30
12-31-2019	16.25	0.01	3.15	3.16	(0.13)	(9.38)	—	(9.51)	9.90	25.22	1.39	1.33	0.05	45	30
12-31-2018	20.43	0.11	(2.40)	(2.29)	(0.04)	(1.85)	—	(1.89)	16.25	(13.09)	1.35	1.29	0.54	41	23
12-31-2017	21.71	0.03	2.02	2.05	(0.04)	(3.29)	—	(3.33)	20.43	11.26	1.35	1.29	0.14	55	19
12-31-2016	19.42	0.13	5.63	5.76	(0.11)	(3.36)	—	(3.47)	21.71	32.05	1.32 [3]	1.26 [3]	0.63	58	24
Series NAV
12-31-2020	10.30	0.04	0.78	0.82	(0.03)	(0.61)	—	(0.64)	10.48	9.25	1.14	1.08	0.42	58	30
12-31-2019	16.57	0.04	3.25	3.29	(0.18)	(9.38)	—	(9.56)	10.30	25.65	1.14	1.08	0.30	46	30
12-31-2018	20.81	0.08	(2.38)	(2.30)	(0.09)	(1.85)	—	(1.94)	16.57	(12.93)	1.10	1.04	0.40	36	23
12-31-2017	22.00	0.08	2.07	2.15	(0.05)	(3.29)	—	(3.34)	20.81	11.58	1.10	1.04	0.39	178	19
12-31-2016	19.64	0.17	5.71	5.88	(0.16)	(3.36)	—	(3.52)	22.00	32.33	1.07 [3]	1.01 [3]	0.86	156	24
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Includes reimbursement for overbilling of custody expenses in prior years of 0.03%.
Strategic Equity Allocation Trust
Series NAV
12-31-2020	20.30	0.31	2.34	2.65	(0.40)	(1.57)	—	(1.97)	20.98	14.34	0.67	0.53	1.61	9,383	7
12-31-2019	17.13	0.38	4.13	4.51	(0.36)	(0.98)	—	(1.34)	20.30	27.15	0.66	0.53	1.95	9,774	4
12-31-2018	19.88	0.36	(1.92)	(1.56)	(0.33)	(0.86)	—	(1.19)	17.13	(8.52)	0.66	0.53	1.83	9,327	5
12-31-2017	16.86	0.32	3.31	3.63	(0.34)	(0.27)	—	(0.61)	19.88	21.77	0.66	0.54	1.72	11,485	5
12-31-2016	16.09	0.32	1.08	1.40	(0.29)	(0.34)	—	(0.63)	16.86	8.81	0.67	0.53	1.96	11,117	18
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
The accompanying notes are an integral part of the financial statements.
125

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Total Stock Market Index Trust
Series I
12-31-2020	24.04	0.34	4.49	4.83	(0.44)	(2.17)	—	(2.61)	26.26	21.45	0.58	0.50	1.42	554	2
12-31-2019	20.22	0.38	5.42	5.80	(0.37)	(1.61)	—	(1.98)	24.04	29.63	0.58	0.50	1.67	530	3
12-31-2018	22.39	0.39	(1.55)	(1.16)	(0.27)	(0.74)	—	(1.01)	20.22	(5.70)	0.58	0.50	1.72	488	2
12-31-2017	19.21	0.31	3.58	3.89	(0.28)	(0.43)	—	(0.71)	22.39	20.59	0.57	0.53	1.48	584	6 [3]
12-31-2016	17.61	0.29	1.87	2.16	(0.26)	(0.30)	—	(0.56)	19.21	12.38	0.57	0.57	1.61	473	3
Series II
12-31-2020	23.94	0.29	4.46	4.75	(0.39)	(2.17)	—	(2.56)	26.13	21.19	0.78	0.70	1.22	46	2
12-31-2019	20.14	0.34	5.39	5.73	(0.32)	(1.61)	—	(1.93)	23.94	29.40	0.78	0.70	1.48	42	3
12-31-2018	22.31	0.35	(1.56)	(1.21)	(0.22)	(0.74)	—	(0.96)	20.14	(5.92)	0.78	0.70	1.52	37	2
12-31-2017	19.15	0.27	3.56	3.83	(0.24)	(0.43)	—	(0.67)	22.31	20.33	0.77	0.73	1.28	45	6 [3]
12-31-2016	17.56	0.25	1.87	2.12	(0.23)	(0.30)	—	(0.53)	19.15	12.15	0.77	0.77	1.41	36	3
Series NAV
12-31-2020	24.03	0.35	4.49	4.84	(0.45)	(2.17)	—	(2.62)	26.25	21.50	0.53	0.45	1.47	216	2
12-31-2019	20.21	0.40	5.41	5.81	(0.38)	(1.61)	—	(1.99)	24.03	29.70	0.53	0.45	1.74	185	3
12-31-2018	22.38	0.40	(1.55)	(1.15)	(0.28)	(0.74)	—	(1.02)	20.21	(5.66)	0.53	0.45	1.77	137	2
12-31-2017	19.20	0.32	3.58	3.90	(0.29)	(0.43)	—	(0.72)	22.38	20.65	0.52	0.48	1.53	165	6 [3]
12-31-2016	17.61	0.30	1.86	2.16	(0.27)	(0.30)	—	(0.57)	19.20	12.38	0.52	0.52	1.67	132	3
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Excludes merger activity.
The accompanying notes are an integral part of the financial statements.
126

John Hancock Variable Insurance Trust
Notes to financial statements

1.  Organization
John Hancock Variable Insurance Trust (the Trust) is a no-load, open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, thirty-six of which are presented in this report (the portfolios).
American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust and American International Trust (collectively, the JHVIT Feeder Funds), Lifestyle Aggressive Portfolio, Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio and Lifestyle Moderate Portfolio (collectively, the Lifestyle Portfolios) operate as "funds of funds," investing in shares of mutual funds (underlying funds). The accounting policies of the underlying funds in which the Lifestyle Portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements. These are available on the Securities and Exchange Commission (SEC) website at sec.gov. John Hancock underlying funds' shareholder reports are also available without charge by calling 800-344-1029 or visiting jhannuities.com. The American Funds Insurance Series’ accounting policies are outlined in their financial statements, available at the SEC website at www.sec.gov. The underlying funds are not covered by this report.
The portfolios may offer multiple classes of shares: Series I, Series II, Series III and Series NAV. The shares currently offered by each portfolio are shown on the Statements of assets and liabilities. Shares of the portfolios are presently offered only to certain affiliates of John Hancock Variable Trust Advisers LLC (the Advisor) and Manulife Financial Corporation except in the case of the Emerging Markets Value Trust, International Equity Index Trust, International Small Company Trust, Financial Industries Trust and Fundamental All Cap Core Trust. Series NAV of Emerging Markets Value Trust and International Equity Index Trust and Series II of Emerging Markets Value Trust, Financial Industries Trust, Fundamental All Cap Core Trust and International Small Company Trust are also offered to variable insurance products of external insurance companies. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, for each class may differ.
Prior to February 12, 2020, Disciplined Value International Trust was known as International Value Trust.
On December 10, 2020, the Board of Trustees voted to recommend that shareholders approve the reorganization, that is expected to be tax-free, of Lifestyle Aggressive Portfolio into Lifestyle Growth Portfolio. The reorganization is expected to occur as of the close of business on or about April 23, 2021.
On December 10, 2020, the Board of Trustees approved the name change of Global Trust to Global Equity Trust. This will be effective on or about April 26, 2021.
2.  Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios' Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations typically are valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios' Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the portfolios' Pricing Committee, following procedures
127

Significant accounting policies, continued

established by the Board of Trustees. The portfolios use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios' investments as of December 31, 2020, by major security category or type:
	Total value at 12-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
500 Index Trust
Investments in securities:
Assets
Common stocks	$6,589,629,796	$6,589,629,796	—	—
Short-term investments	249,842,997	5,359,566	$244,483,431	—
Total investments in securities	$6,839,472,793	$6,594,989,362	$244,483,431	—
Derivatives:
Assets
Futures	$5,251,377	$5,251,377	—	—

American Asset Allocation Trust
Investments in securities:
Assets
Investment companies	$1,411,580,655	$1,411,580,655	—	—
Total investments in securities	$1,411,580,655	$1,411,580,655	—	—

American Global Growth Trust
Investments in securities:
Assets
Investment companies	$242,739,230	$242,739,230	—	—
Total investments in securities	$242,739,230	$242,739,230	—	—

American Growth Trust
Investments in securities:
Assets
Investment companies	$1,046,426,467	$1,046,426,467	—	—
Total investments in securities	$1,046,426,467	$1,046,426,467	—	—

American Growth-Income Trust
Investments in securities:
Assets
Investment companies	$1,034,202,484	$1,034,202,484	—	—
Total investments in securities	$1,034,202,484	$1,034,202,484	—	—

American International Trust
Investments in securities:
Assets
Investment companies	$524,511,406	$524,511,406	—	—
Total investments in securities	$524,511,406	$524,511,406	—	—

128

Significant accounting policies, continued

	Total value at 12-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Blue Chip Growth Trust
Investments in securities:
Assets
Common stocks
Communication services	$514,569,987	$454,726,037	$59,843,950	—
Consumer discretionary	502,083,883	502,083,883	—	—
Financials	76,201,565	76,201,565	—	—
Health care	280,412,976	280,412,976	—	—
Industrials	62,804,538	62,804,538	—	—
Information technology	900,387,913	900,387,913	—	—
Materials	11,813,000	11,813,000	—	—
Short-term investments	9,593,904	9,593,904	—	—
Total investments in securities	$2,357,867,766	$2,298,023,816	$59,843,950	—

Capital Appreciation Trust
Investments in securities:
Assets
Common stocks
Communication services	$108,973,126	$106,923,091	$2,050,035	—
Consumer discretionary	202,183,240	184,003,435	18,179,805	—
Consumer staples	21,014,686	21,014,686	—	—
Financials	6,611,746	6,611,746	—	—
Health care	32,542,525	32,542,525	—	—
Industrials	30,703,767	23,490,653	7,213,114	—
Information technology	335,787,897	318,001,192	17,786,705	—
Short-term investments	11,474,693	11,474,693	—	—
Total investments in securities	$749,291,680	$704,062,021	$45,229,659	—

Capital Appreciation Value Trust
Investments in securities:
Assets
Common stocks	$303,475,904	$303,475,904	—	—
Preferred securities	9,424,961	9,424,961	—	—
Corporate bonds	35,879,060	—	$35,879,060	—
Convertible bonds	204,325	—	204,325	—
Term loans	35,870,374	—	35,870,374	—
Asset backed securities	1,602,389	—	1,602,389	—
Short-term investments	70,018,661	66,730,661	3,288,000	—
Total investments in securities	$456,475,674	$379,631,526	$76,844,148	—
Derivatives:
Liabilities
Written options	$(5,387,527)	—	$(5,387,527)	—

Disciplined Value International Trust
Investments in securities:
Assets
Common stocks
Australia	$2,592,343	—	$2,592,343	—
Austria	1,634,251	—	1,634,251	—
Bermuda	4,527,535	$4,527,535	—	—
Brazil	3,739,601	3,739,601	—	—
Canada	5,331,829	5,331,829	—	—
China	3,611,574	—	3,611,574	—
129

Significant accounting policies, continued

	Total value at 12-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Disciplined Value International Trust (continued)
Finland	$3,630,011	—	$3,630,011	—
France	50,868,937	—	50,868,937	—
Germany	28,431,917	—	28,431,917	—
Greece	1,756,748	—	1,756,748	—
Hong Kong	3,771,992	—	3,771,992	—
Hungary	3,228,787	—	3,228,787	—
India	2,296,856	$2,296,856	—	—
Ireland	2,610,542	—	2,610,542	—
Isle of Man	2,280,154	—	2,280,154	—
Italy	2,966,223	—	2,966,223	—
Japan	64,691,490	—	64,691,490	—
Macau	1,868,878	—	1,868,878	—
Netherlands	10,424,934	—	10,424,934	—
Norway	1,998,321	—	1,998,321	—
Singapore	1,735,887	—	1,735,887	—
South Korea	19,949,399	2,292,106	17,657,293	—
Spain	2,116,633	—	2,116,633	—
Sweden	6,130,790	—	6,130,790	—
Switzerland	25,155,951	—	25,155,951	—
Taiwan	1,423,414	—	1,423,414	—
United Kingdom	30,395,055	5,962,758	24,432,297	—
United States	6,966,354	6,966,354	—	—
Short-term investments	2,998,797	2,998,797	—	—
Total investments in securities	$299,135,203	$34,115,836	$265,019,367	—

Emerging Markets Value Trust
Investments in securities:
Assets
Common stocks
Australia	$83,596	—	$83,596	—
Belgium	16,548	—	16,548	—
Brazil	9,055,790	—	9,055,790	—
Chile	1,175,367	—	1,175,367	—
China	57,593,796	$8,734,845	48,821,399	$37,552
Colombia	366,944	—	366,944	—
Czech Republic	289,824	—	289,824	—
Greece	645,059	—	645,059	—
Hong Kong	18,899,131	814,666	18,047,864	36,601
Hungary	397,229	—	397,229	—
India	26,857,355	884,114	25,966,857	6,384
Indonesia	3,908,970	—	3,877,729	31,241
Malaysia	4,630,652	—	4,630,652	—
Mexico	5,519,969	5,519,969	—	—
Philippines	2,439,071	—	2,438,948	123
Poland	1,709,456	—	1,709,456	—
Russia	2,848,240	—	2,848,240	—
South Africa	9,151,774	601,855	8,549,919	—
South Korea	35,617,188	3,371,702	32,231,575	13,911
Taiwan	38,515,151	—	38,515,151	—
Thailand	5,338,897	—	5,338,897	—
Turkey	1,310,543	—	1,309,846	697
Ukraine	102,346	—	102,346	—
United States	211,370	109,115	102,255	—
Preferred securities	4,370,196	—	4,370,196	—
Warrants	565	565	—	—
130

Significant accounting policies, continued

	Total value at 12-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Emerging Markets Value Trust (continued)
Short-term investments	$3,968,006	$3,968,006	—	—
Total investments in securities	$235,023,033	$24,004,837	$210,891,687	$126,509
Derivatives:
Assets
Futures	$41,530	$41,530	—	—

Equity Income Trust
Investments in securities:
Assets
Common stocks
Communication services	$79,277,352	$79,277,352	—	—
Consumer discretionary	60,887,950	60,887,950	—	—
Consumer staples	108,850,699	108,850,699	—	—
Energy	96,779,957	69,208,420	$27,571,537	—
Financials	306,465,661	306,465,661	—	—
Health care	189,331,141	178,899,732	10,431,409	—
Industrials	178,455,525	178,455,525	—	—
Information technology	140,250,077	140,250,077	—	—
Materials	91,902,748	88,582,567	3,320,181	—
Real estate	66,397,145	66,397,145	—	—
Utilities	111,578,068	111,578,068	—	—
Preferred securities	28,978,792	28,978,792	—	—
Convertible bonds	3,559,408	—	3,559,408	—
Warrants	228,305	228,305	—	—
Short-term investments	29,318,915	29,318,915	—	—
Total investments in securities	$1,492,261,743	$1,447,379,208	$44,882,535	—

Financial Industries Trust
Investments in securities:
Assets
Common stocks
Financials
Banks	$47,824,571	$44,330,057	$3,494,514	—
Capital markets	20,017,665	16,420,280	3,597,385	—
Consumer finance	6,136,287	6,136,287	—	—
Diversified financial services	7,011,265	6,748,232	263,033	—
Insurance	21,509,440	21,509,440	—	—
Thrifts and mortgage finance	1,022,769	1,022,769	—	—
Industrials
Professional services	1,959,442	1,959,442	—	—
Information technology
IT services	14,326,762	11,768,544	2,558,218	—
Real estate
Equity real estate investment trusts	8,424,513	7,131,154	1,293,359	—
Real estate management and development	1,013,036	—	1,013,036	—
Short-term investments	3,461,525	191,525	3,270,000	—
Total investments in securities	$132,707,275	$117,217,730	$15,489,545	—
Derivatives:
Assets
Forward foreign currency contracts	$140,431	—	$140,431	—
Liabilities
Forward foreign currency contracts	(796,911)	—	(796,911)	—

131

Significant accounting policies, continued

	Total value at 12-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Fundamental All Cap Core Trust
Investments in securities:
Assets
Common stocks
Communication services	$365,826,876	$365,826,876	—	—
Consumer discretionary	432,264,470	375,517,658	$56,746,812	—
Consumer staples	190,909,054	170,525,383	20,383,671	—
Energy	105,930,989	105,930,989	—	—
Financials	342,602,945	342,602,945	—	—
Health care	107,179,183	107,179,183	—	—
Industrials	196,457,403	196,457,403	—	—
Information technology	320,447,589	288,894,366	31,553,223	—
Real estate	80,453,739	80,453,739	—	—
Short-term investments	52,849,000	—	52,849,000	—
Total investments in securities	$2,194,921,248	$2,033,388,542	$161,532,706	—

Fundamental Large Cap Value Trust
Investments in securities:
Assets
Common stocks
Communication services	$65,626,306	$65,626,306	—	—
Consumer discretionary	58,611,383	51,639,466	$6,971,917	—
Consumer staples	59,656,438	38,518,874	21,137,564	—
Energy	66,622,418	66,622,418	—	—
Financials	168,116,598	168,116,598	—	—
Health care	81,147,210	81,147,210	—	—
Industrials	85,320,038	85,320,038	—	—
Information technology	61,812,232	49,999,992	11,812,240	—
Materials	6,395,118	6,395,118	—	—
Real estate	5,846,959	5,846,959	—	—
Short-term investments	18,041,000	—	18,041,000	—
Total investments in securities	$677,195,700	$619,232,979	$57,962,721	—

Global Trust
Investments in securities:
Assets
Common stocks
France	$34,439,239	—	$34,439,239	—
Ireland	12,223,709	$2,644,229	9,579,480	—
Japan	8,714,577	—	8,714,577	—
Netherlands	36,231,107	—	36,231,107	—
Switzerland	20,950,245	4,906,508	16,043,737	—
United Kingdom	37,911,581	—	37,911,581	—
United States	172,686,397	172,686,397	—	—
Preferred securities	12,208,618	—	12,208,618	—
Escrow certificates	11,199	—	—	$11,199
Short-term investments	2,029,576	2,029,576	—	—
Total investments in securities	$337,406,248	$182,266,710	$155,128,339	$11,199
Derivatives:
Liabilities
Forward foreign currency contracts	$(489,326)	—	$(489,326)	—

132

Significant accounting policies, continued

	Total value at 12-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Health Sciences Trust
Investments in securities:
Assets
Common stocks
Consumer discretionary	$384,758	—	—	$384,758
Financials	931,956	$931,956	—	—
Health care	318,889,462	299,986,402	$18,370,566	532,494
Information technology	214,075	214,075	—	—
Preferred securities
Consumer discretionary	859,164	—	—	859,164
Health care	1,791,697	—	1,791,697	—
Information technology	862,348	—	—	862,348
Rights	67,765	67,765	—	—
Warrants	21,176	21,176	—	—
Short-term investments	1,409,044	1,409,044	—	—
Total investments in securities	$325,431,445	$302,630,418	$20,162,263	$2,638,764

International Equity Index Trust
Investments in securities:
Assets
Common stocks
Argentina	$290,742	$290,742	—	—
Australia	39,682,662	—	$39,682,662	—
Austria	1,019,867	—	1,019,867	—
Belgium	5,008,411	—	5,008,411	—
Brazil	9,953,629	177,316	9,776,313	—
Canada	54,979,475	54,492,051	482,502	$4,922
Chile	948,986	524,918	424,068	—
China	90,666,535	31,729,186	58,937,349	—
Colombia	248,235	248,235	—	—
Czech Republic	338,631	—	338,631	—
Denmark	13,757,427	—	13,757,427	—
Egypt	194,853	—	194,853	—
Finland	6,821,497	—	6,821,497	—
France	59,112,280	—	59,112,280	—
Germany	47,385,744	—	47,385,744	—
Greece	361,869	—	358,444	3,425
Hong Kong	25,126,835	236,785	24,878,161	11,889
Hungary	537,261	—	537,261	—
India	22,196,727	3,682,435	18,514,292	—
Indonesia	3,603,536	8,420	3,595,116	—
Ireland	5,745,304	—	5,745,304	—
Isle of Man	352,887	—	352,887	—
Israel	3,153,199	1,143,770	2,009,429	—
Italy	11,466,883	—	11,466,883	—
Japan	138,422,907	—	138,422,907	—
Jordan	173,984	—	173,984	—
Luxembourg	1,564,752	—	1,564,752	—
Macau	494,647	—	494,647	—
Malaysia	4,107,282	—	4,107,282	—
Mexico	4,637,525	4,541,561	95,964	—
Netherlands	26,082,099	—	26,082,099	—
New Zealand	2,067,919	—	2,067,919	—
Norway	3,423,191	—	3,423,191	—
Peru	684,680	684,680	—	—
Philippines	1,943,997	—	1,943,997	—
133

Significant accounting policies, continued

	Total value at 12-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Equity Index Trust (continued)
Poland	$1,896,211	—	$1,896,211	—
Portugal	897,418	—	897,418	—
Romania	94,981	—	94,981	—
Russia	6,963,492	$5,474,283	1,489,209	—
Saudi Arabia	6,241,649	—	6,241,649	—
Singapore	5,931,386	—	5,931,386	—
South Africa	9,286,555	—	9,286,555	—
South Korea	33,193,136	100,322	33,092,814	—
Spain	13,620,168	64,682	13,555,486	—
Sweden	17,871,120	—	17,871,120	—
Switzerland	54,697,971	—	54,697,971	—
Taiwan	32,548,458	—	32,548,458	—
Thailand	4,584,537	—	4,584,537	—
Turkey	967,880	—	967,880	—
United Arab Emirates	928	—	928	—
United Kingdom	68,299,156	—	68,299,156	—
United States	493,548	493,548	—	—
Preferred securities	8,616,858	—	8,616,858	—
Rights	23,524	23,524	—	—
Warrants	9,299	9,299	—	—
Short-term investments	26,660,190	26,660,190	—	—
Total investments in securities	$879,454,923	$130,585,947	$748,848,740	$20,236
Derivatives:
Assets
Futures	$612,288	$612,288	—	—

International Small Company Trust
Investments in securities:
Assets
Common stocks
Australia	$8,027,760	$61,650	$7,937,278	$28,832
Austria	2,120,122	—	2,120,122	—
Belgium	1,625,016	—	1,625,016	—
Bermuda	113,477	—	113,477	—
Cambodia	10,508	—	10,508	—
Canada	12,053,170	12,053,169	—	1
China	58,699	—	58,699	—
Denmark	2,909,250	—	2,909,250	—
Finland	3,257,542	—	3,257,542	—
France	4,423,762	—	4,421,373	2,389
Gabon	3,222	—	3,222	—
Georgia	54,212	—	54,212	—
Germany	7,061,227	—	7,061,227	—
Gibraltar	47,871	—	47,871	—
Greece	74	—	—	74
Guernsey, Channel Islands	21,447	—	21,447	—
Hong Kong	2,662,259	—	2,623,710	38,549
Ireland	585,107	—	585,107	—
Isle of Man	117,604	—	117,604	—
Israel	1,545,973	4,001	1,541,972	—
Italy	3,917,848	—	3,917,848	—
Japan	25,236,578	—	25,236,578	—
Jersey, Channel Islands	165,817	—	165,817	—
Liechtenstein	66,753	—	66,753	—
Luxembourg	480,800	—	480,800	—
134

Significant accounting policies, continued

	Total value at 12-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Small Company Trust (continued)
Malaysia	$127,030	—	$127,030	—
Malta	80,760	—	80,760	—
Monaco	138,525	$138,525	—	—
Netherlands	3,507,061	57,461	3,449,600	—
New Zealand	778,359	—	778,359	—
Norway	1,136,527	—	1,136,527	—
Peru	47,110	—	47,110	—
Portugal	340,178	—	340,178	—
Russia	84,084	—	84,084	—
Singapore	1,418,210	—	1,370,823	$47,387
South Africa	81,258	—	81,258	—
Spain	2,454,109	—	2,454,109	—
Sweden	4,428,290	—	4,428,290	—
Switzerland	7,423,116	—	7,423,116	—
United Kingdom	15,175,021	—	15,163,916	11,105
United States	592,862	245,105	347,757	—
Preferred securities	388,084	—	388,084	—
Warrants	217	217	—	—
Short-term investments	7,803,195	7,803,195	—	—
Total investments in securities	$122,570,094	$20,363,323	$102,078,434	$128,337
Derivatives:
Assets
Futures	$9,515	$9,515	—	—

Lifestyle Aggressive Portfolio
Investments in securities:
Assets
Affiliated investment companies	$31,366,104	$31,366,104	—	—
Unaffiliated investment companies	6,666,928	6,666,928	—	—
Short-term investments	11,327	11,327	—	—
Total investments in securities	$38,044,359	$38,044,359	—	—

Lifestyle Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,137,060,341	$1,137,060,341	—	—
Total investments in securities	$1,137,060,341	$1,137,060,341	—	—

Lifestyle Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$233,673,581	$233,673,581	—	—
Total investments in securities	$233,673,581	$233,673,581	—	—

Lifestyle Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$6,301,653,164	$6,301,653,164	—	—
Short-term investments	11	11	—	—
Total investments in securities	$6,301,653,175	$6,301,653,175	—	—

135

Significant accounting policies, continued

	Total value at 12-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Lifestyle Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$356,204,125	$356,204,125	—	—
Total investments in securities	$356,204,125	$356,204,125	—	—

Mid Cap Index Trust
Investments in securities:
Assets
Common stocks	$1,286,261,775	$1,286,261,775	—	—
Short-term investments	33,045,261	7,178,283	$25,866,978	—
Total investments in securities	$1,319,307,036	$1,293,440,058	$25,866,978	—
Derivatives:
Assets
Futures	$419,754	$419,754	—	—

Mid Cap Stock Trust
Investments in securities:
Assets
Common stocks
Communication services	$92,839,921	$92,839,921	—	—
Consumer discretionary	242,224,702	241,479,410	—	$745,292
Consumer staples	36,025,437	36,025,437	—	—
Financials	27,008,468	27,008,468	—	—
Health care	212,858,402	205,574,093	$7,284,309	—
Industrials	58,057,975	58,057,975	—	—
Information technology	271,660,812	271,589,962	—	70,850
Preferred securities	20,108,657	—	—	20,108,657
Exchange-traded funds	8,349,962	8,349,962	—	—
Short-term investments	20,483,323	7,783,323	12,700,000	—
Total investments in securities	$989,617,659	$948,708,551	$19,984,309	$20,924,799

Mid Value Trust
Investments in securities:
Assets
Common stocks
Communication services	$35,534,847	$35,534,847	—	—
Consumer discretionary	19,974,504	17,068,959	$2,905,545	—
Consumer staples	51,813,135	47,824,403	3,988,732	—
Energy	67,013,065	61,522,882	5,490,183	—
Financials	100,720,727	94,067,111	6,653,616	—
Health care	96,124,205	95,595,692	528,513	—
Industrials	55,074,992	55,074,992	—	—
Information technology	17,684,863	17,684,863	—	—
Materials	69,682,383	60,510,804	9,171,579	—
Real estate	43,229,467	43,229,467	—	—
Utilities	32,862,242	32,862,242	—	—
Preferred securities	1,515,318	1,515,318	—	—
Corporate bonds	1,113,060	—	1,113,060	—
Short-term investments	13,488,577	13,488,577	—	—
Total investments in securities	$605,831,385	$575,980,157	$29,851,228	—

136

Significant accounting policies, continued

	Total value at 12-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Real Estate Securities Trust
Investments in securities:
Assets
Common stocks	$308,338,338	$308,338,338	—	—
Short-term investments	4,410,438	4,410,438	—	—
Total investments in securities	$312,748,776	$312,748,776	—	—

Science & Technology Trust
Investments in securities:
Assets
Common stocks
Communication services	$182,826,467	$162,613,711	$20,212,756	—
Consumer discretionary	227,697,346	156,352,684	71,344,662	—
Health care	10,787,545	10,787,545	—	—
Industrials	8,153,506	8,153,506	—	—
Information technology	687,600,878	620,787,868	66,813,010	—
Real estate	453,504	453,504	—	—
Preferred securities	399,546	—	—	$399,546
Exchange-traded funds	1,245,395	1,245,395	—	—
Term loans	984,397	—	984,397	—
Short-term investments	65,625,095	52,329,095	13,296,000	—
Total investments in securities	$1,185,773,679	$1,012,723,308	$172,650,825	$399,546

Small Cap Index Trust
Investments in securities:
Assets
Common stocks
Communication services	$13,786,028	$13,786,028	—	—
Consumer discretionary	76,986,316	76,965,357	$20,959	—
Consumer staples	18,948,133	18,948,133	—	—
Energy	12,363,330	12,363,330	—	—
Financials	90,211,122	90,210,210	—	$912
Health care	124,299,058	124,186,896	—	112,162
Industrials	89,729,555	89,729,555	—	—
Information technology	83,129,331	83,129,331	—	—
Materials	25,170,856	25,165,448	—	5,408
Real estate	36,425,999	36,425,999	—	—
Utilities	17,503,062	17,503,062	—	—
Rights	72,694	72,694	—	—
Short-term investments	28,025,849	9,853,849	18,172,000	—
Total investments in securities	$616,651,333	$598,339,892	$18,192,959	$118,482
Derivatives:
Assets
Futures	$503,774	$503,774	—	—

Small Cap Opportunities Trust
Investments in securities:
Assets
Common stocks
Communication services	$3,554,415	$3,554,415	—	—
Consumer discretionary	19,447,926	19,447,926	—	—
Consumer staples	5,531,787	5,531,787	—	—
Energy	6,206,630	6,206,630	—	—
137

Significant accounting policies, continued

	Total value at 12-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Small Cap Opportunities Trust (continued)
Financials	$27,319,138	$27,318,555	—	$583
Health care	18,903,582	18,885,322	—	18,260
Industrials	27,689,805	27,689,805	—	—
Information technology	19,099,530	19,099,530	—	—
Materials	9,313,884	9,313,884	—	—
Real estate	2,582,346	2,582,346	—	—
Utilities	707,521	707,521	—	—
Preferred securities	107,979	107,979	—	—
Short-term investments	2,317,477	2,317,477	—	—
Total investments in securities	$142,782,020	$142,763,177	—	$18,843

Small Cap Stock Trust
Investments in securities:
Assets
Common stocks
Communication services	$8,356,616	$8,356,616	—	—
Consumer discretionary	69,340,082	69,340,082	—	—
Consumer staples	3,527,741	3,527,741	—	—
Financials	25,596,918	25,596,918	—	—
Health care	132,329,795	132,329,795	—	—
Industrials	60,560,409	60,560,409	—	—
Information technology	111,044,678	108,061,817	$2,939,903	$42,958
Materials	4,323,199	4,323,199	—	—
Real estate	7,481,699	7,481,699	—	—
Preferred securities	1,129,642	—	—	1,129,642
Exchange-traded funds	6,883,380	6,883,380	—	—
Short-term investments	25,598,246	19,198,246	6,400,000	—
Total investments in securities	$456,172,405	$445,659,902	$9,339,903	$1,172,600
Unrealized appreciation on unfunded commitments	$2,689,808	—	—	$2,689,808

Small Cap Value Trust
Investments in securities:
Assets
Common stocks
Consumer discretionary	$36,773,716	$36,773,716	—	—
Consumer staples	27,045,735	16,867,326	$10,178,409	—
Energy	16,244,883	16,244,883	—	—
Financials	98,338,798	98,338,798	—	—
Health care	17,954,731	17,954,731	—	—
Industrials	135,285,249	123,345,279	11,939,970	—
Information technology	43,796,555	43,796,555	—	—
Materials	34,892,411	34,892,411	—	—
Real estate	46,782,788	46,782,788	—	—
Utilities	15,978,136	15,978,136	—	—
Short-term investments	16,384,316	884,316	15,500,000	—
Total investments in securities	$489,477,318	$451,858,939	$37,618,379	—

Small Company Value Trust
Investments in securities:
Assets
Common stocks	$153,724,344	$153,724,344	—	—
Warrants	13,404	13,404	—	—
138

Significant accounting policies, continued

	Total value at 12-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Small Company Value Trust (continued)
Short-term investments	$1,914,726	$1,914,726	—	—
Total investments in securities	$155,652,474	$155,652,474	—	—

Strategic Equity Allocation Trust
Investments in securities:
Assets
Common stocks
Communication services	$715,572,946	$560,659,461	$154,913,485	—
Consumer discretionary	1,153,012,067	790,885,602	362,126,465	—
Consumer staples	686,395,641	366,244,932	320,150,709	—
Energy	224,067,604	131,621,785	92,445,819	—
Financials	1,176,972,906	692,077,758	484,894,503	$645
Health care	1,222,806,474	845,619,016	377,117,708	69,750
Industrials	1,058,654,905	606,721,787	451,933,118	—
Information technology	1,824,718,084	1,566,128,598	258,589,486	—
Materials	422,055,141	188,481,014	233,569,927	4,200
Real estate	301,188,606	209,097,160	92,091,446	—
Utilities	289,892,296	174,262,426	115,629,870	—
Preferred securities	16,552,109	—	16,552,109	—
Rights	45,104	45,104	—	—
Warrants	54,561	54,561	—	—
Short-term investments	331,329,006	93,350,730	237,978,276	—
Total investments in securities	$9,423,317,450	$6,225,249,934	$3,197,992,921	$74,595
Derivatives:
Assets
Futures	$6,938,323	$6,938,323	—	—

Total Stock Market Index Trust
Investments in securities:
Assets
Common stocks
Communication services	$85,760,653	$85,760,151	$434	$68
Consumer discretionary	104,377,178	104,372,929	4,220	29
Consumer staples	53,112,385	53,112,385	—	—
Energy	19,981,267	19,981,142	—	125
Financials	87,339,989	87,339,867	—	122
Health care	107,010,791	106,996,040	—	14,751
Industrials	71,718,161	71,718,161	—	—
Information technology	216,856,476	216,856,476	—	—
Materials	19,339,025	19,338,830	—	195
Real estate	24,557,235	24,548,860	—	8,375
Utilities	20,396,373	20,396,373	—	—
Preferred securities	35,838	35,838	—	—
Rights	16,836	16,836	—	—
Warrants	942	208	733	1
Short-term investments	21,368,471	10,477,471	10,891,000	—
Total investments in securities	$831,871,620	$820,951,567	$10,896,387	$23,666
Derivatives:
Assets
Futures	$273,901	$273,901	—	—
139

Significant accounting policies, continued

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3, if any, represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2. Securities were transferred out of Level 3 since observable market data became available due to the increased market activity of these securities.
Mid Cap Stock Trust	Common stocks	Preferred securities	Total
Balance as of 12-31-19	$4,166,029	$19,348,045	$23,514,074
Realized gain (loss)	—	(484,934)	(484,934)
Change in unrealized appreciation (depreciation)	(1,868,746)	3,670,601	1,801,855
Purchases [1]	70,850	—	70,850
Sales [1]	—	(2,425,055)	(2,425,055)
Transfers into Level 3	—	—	—
Transfers out of Level 3	(1,551,991)	—	(1,551,991)
Balance as of 12-31-20	$816,142	$20,108,657	$20,924,799
Change in unrealized at period end[2]	$222,321	$3,394,706	$3,617,027

[1]	Purchases/sales attributable to corporate actions.
[2]	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in change in unrealized appreciation (depreciation) on the Statements of operations.
Small Cap Stock Trust	Common stocks	Preferred securities	Unfunded commitments	Total
Balance as of 12-31-19	$1,125,780	$2,630,819	—	$3,756,599
Realized gain (loss)	—	(311,515)	—	(311,515)
Change in unrealized appreciation (depreciation)	108,986	280,709	$2,689,808	3,079,503
Purchases [1]	42,958	—	—	42,958
Sales [1]	—	(1,470,371)	—	(1,470,371)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	(1,234,766)	—	—	(1,234,766)
Balance as of 12-31-20	$42,958	$1,129,642	$2,689,808	$3,862,408
Change in unrealized at period end[2]	—	$95,956	$2,689,808	$2,785,764

[1]	Purchases/sales attributable to corporate actions.
[2]	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in change in unrealized appreciation (depreciation) on the Statements of operations.
The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the portfolios' Level 3 securities are outlined in the table below:
Mid Cap Stock Trust	Fair Value at 12-31-20	Valuation technique	Significant unobservable inputs	Input/Range*
Common Stocks	$ 745,292	Market Comparable	EV to revenue multiple Discount	5.67x 12.5%
	$ 70,850	Recovery Value	Expected future value Discount	0.33 15%
$ 816,142

Preferred Securities	$ 14,087,013	Market Comparable	EV to revenue multiple Discount	1.70x - 5.67x (weighted average 2.26x) 10% - 17.5% (weighted average 12.85%)
	$ 4,605,308	Market Comparable and Option Model	EV to revenue multiple Discount OPM - Volatility	3.71x - 8.49x (weighted average 5.69x) 25% 30% - 45% (weighted average 36.2%)
	$ 1,367,905	Transactions Indicative of Value and Option Model	Adjusted prior/recent transactions Probability of default OPM - Volatility Discount	$12.52 30% 40% 10%
	$ 48,431	Recovery Value	Expected future value Discount	0.355 55%
$ 20,108,657

Total	$20,924,799
140

Significant accounting policies, continued

Small Cap Stock Trust	Fair Value at 12-31-20	Valuation Technique	Significant Unobservable Inputs	Input/ Range*
Common Stocks	$ 42,958	Recovery Value	Expected future value Discount	0.33 15%

Preferred Securities	$ 1,129,642	Market Comparable and Option Model	EV to revenue multiple Discount OPM- Volatility	3.71x 25% 30%

$1,172,600

Unrealized appreciation on unfunded commitments	$ 2,689,808	Transaction Indicative of Value	Prior/recent transactions Probability weighting Discount	$25.87 90% 10%

Total	$3,862,408
*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.
A change to unobservable inputs of the portfolios' Level 3 securities as of December 31, 2020, could have resulted in changes to the fair value measurement, as follows:
Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Adjusted prior/recent transactions or prior/recent transactions	Increase	Decrease
Discount	Decrease	Increase
Enterprise value (“EV”) to revenue multiple	Increase	Decrease
Expected future value	Increase	Decrease
Options Pricing Method (OPM) - Volatility	Variable	Variable
Probability of default	Decrease	Increase
Probability weighting	Variable	Variable
Repurchase agreements. The portfolios may enter into repurchase agreements. When the portfolios enter into a repurchase agreement, they receive collateral that is held in a segregated account by the portfolios' custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the portfolios. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the portfolio for repurchase agreements is disclosed in the Portfolios of investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statements of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Term loans (Floating rate loans). The portfolios may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The portfolios' ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The portfolios' failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the portfolios' income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the portfolios and, if the portfolios' exposure to such investments is substantial, it could impair the portfolios' ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the portfolios may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
Special purpose acquisition companies. Special purpose acquisition companies (SPACs) are collective investment structures that allow public stock market qualified investors to invest in private equity type transactions (PIPE). SPACs are shell or blank-check companies, that have no operations but go public with the intention of merging with or acquiring a company with the proceeds of the SPAC’s initial public offering (“IPO”). The portfolios may enter into a commitment with a SPAC to purchase PIPE shares if and when the SPAC completes its merger or acquisition; however if the commitment expires, then no shares are purchased. Purchased PIPE shares will be restricted from trading until the registration statement for the shares is declared effective. Upon registration, the shares can be freely sold; however, in certain circumstances, the issuer may have the right to temporarily suspend trading of the shares in the first year after the merger. The securities issued by a SPAC, which are typically traded in the over-the-counter market, may be considered illiquid, more difficult to value, and/or be subject to restrictions on resale. Small Cap Stock Trust had unfunded commitments outstanding of $2,250,000 to purchase PIPE shares as of December 31, 2020. Unrealized appreciation (depreciation) on the SPAC commitments is reflected on the Statements of assets and liabilities as Unrealized appreciation (depreciation) on unfunded commitments.
141

Significant accounting policies, continued

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Capital gain distributions from underlying funds are recorded on ex-date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a tax return of capital and/or capital gain, if any, are recorded as a reduction of cost of investments and/or as a realized gain, if amounts are estimable. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Return of capital distributions from underlying funds, if any, are treated as a reduction of cost.
Real estate investment trusts. The portfolios may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the portfolios will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Securities lending. The portfolios may lend their securities to earn additional income. The portfolios receive collateral from the borrower in an amount not less than the market value of the loaned securities. The portfolios will invest their cash collateral in JHCT, an affiliate of the portfolios, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. Each portfolio will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The portfolios have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the portfolios for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the portfolios could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The portfolios receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the portfolios is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.
Obligations to repay collateral received by the portfolios are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the values of securities loaned by the portfolios and the corresponding cash collateral received at December 31, 2020:
Portfolio	Market value of securities on loan	Cash collateral received
500 Index Trust	$5,202,736	$5,311,436
Blue Chip Growth Trust	662,626	676,014
Capital Appreciation Trust	11,246,986	11,474,748
Capital Appreciation Value Trust	134,205	137,565
Disciplined Value International Trust	1,649,957	1,732,606
Emerging Markets Value Trust	7,258,421	3,959,549
Equity Income Trust	9,108,909	9,304,457
Financial Industries Trust	186,684	191,525
International Equity Index Trust	27,342,174	20,939,489
International Small Company Trust	7,776,698	7,807,153
Mid Cap Index Trust	7,420,580	7,111,018
Mid Cap Stock Trust	7,532,790	7,756,158
Mid Value Trust	2,931,471	3,009,340
Science & Technology Trust	9,686,691	9,898,757
Small Cap Index Trust	22,190,202	9,833,149
Small Cap Opportunities Trust	1,160,302	1,185,843
Small Cap Stock Trust	18,765,335	19,210,588
Small Cap Value Trust	868,018	886,356
Small Company Value Trust	1,259,823	1,311,946
Strategic Equity Allocation Trust	96,897,744	93,387,500
Total Stock Market Index Trust	10,246,871	10,473,008
In addition, non-cash collateral of approximately $3,688,628, $7,538,575, $480,919, $506,232, $13,562,891 and $7,350,131 in the form of U.S. Treasuries was pledged to Emerging Markets Value Trust, International Equity Index Trust, International Small Company Trust, Mid Cap Index Trust, Small Cap Index Trust and Strategic Equity Allocation Trust, respectively. This non-cash collateral is not reflected in the portfolios' net assets, however could be sold by the securities lending agent in the event of default by the borrower.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
142

Significant accounting policies, continued

Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The portfolios may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the portfolios' understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the portfolios as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios' custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. Effective June 25, 2020, the portfolios and other affiliated funds, excluding International Equity Index Trust and Real Estate Securities Trust, have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $850 million, subject to asset coverage and other limitations as specified in the agreement. Each participating portfolio paid an upfront fee in connection with this line of credit agreement, which is charged based on a combination of fixed and asset-based allocations and amortized over 365 days. Prior to June 25, 2020, the portfolios and other affiliated funds had a similar agreement that enabled them to participate in a $750 million unsecured committed line of credit.
International Equity Index Trust, Real Estate Securities Trust, and other affiliated funds have entered into an unsecured $50 million line of credit agreement with BNP Paribas. Subject to the needs of other affiliated funds, International Equity Index Trust and Real Estate Securities Trust can borrow up to the $50 million, subject to asset coverage and other limitations as specified in the agreement.
A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statements of operations. For the year ended December 31, 2020, the portfolios had no borrowings under the line of credit.
Commitment fees, including upfront fees, for the year ended December 31, 2020 were as follows:
Portfolio	Commitment fee
500 Index Trust	$29,104
American Asset Allocation Trust	9,587
American Global Growth Trust	5,110
American Growth Trust	8,006
American Growth-Income Trust	8,086
American International Trust	6,067
Blue Chip Growth Trust	13,013
Capital Appreciation Trust	6,842
Capital Appreciation Value Trust	5,876
Disciplined Value International Trust	5,295
Emerging Markets Value Trust	5,032
Equity Income Trust	9,692
Financial Industries Trust	4,688
Fundamental All Cap Core Trust	11,840
Fundamental Large Cap Value Trust	6,604
Global Trust	4,911
Health Sciences Trust	5,360
International Equity Index Trust	10,239
Portfolio	Commitment fee
International Small Company Trust	$4,634
Lifestyle Aggressive Portfolio	4,356
Lifestyle Balanced Portfolio	8,291
Lifestyle Conservative Portfolio	5,088
Lifestyle Growth Portfolio	27,587
Lifestyle Moderate Portfolio	5,494
Mid Cap Index Trust	8,671
Mid Cap Stock Trust	7,603
Mid Value Trust	6,414
Real Estate Securities Trust	7,399
Science & Technology Trust	8,092
Small Cap Index Trust	6,261
Small Cap Opportunities Trust	4,664
Small Cap Stock Trust	5,491
Small Cap Value Trust	5,664
Small Company Value Trust	4,709
Strategic Equity Allocation Trust	39,424
Total Stock Market Index Trust	7,121

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
143

Significant accounting policies, continued

For federal income tax purposes, as of December 31, 2020, certain portfolios have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforwards available as of December 31, 2020:
	No Expiration Date
Portfolio	Short Term	Long Term
Disciplined Value International Trust	$17,239,773	$19,812,805
Emerging Markets Value Trust	—	50,093,565
Global Trust	—	39,676,162
Real Estate Securities Trust	10,482,649	—
As of December 31, 2020, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on December 31, 2020, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
500 Index Trust	$3,070,523,146	$3,917,423,682	$(143,222,658)	$3,774,201,024
American Asset Allocation Trust	1,047,639,588	363,941,067	—	363,941,067
American Global Growth Trust	162,505,039	80,234,191	—	80,234,191
American Growth Trust	616,036,618	430,389,849	—	430,389,849
American Growth-Income Trust	869,085,042	165,117,442	—	165,117,442
American International Trust	424,358,864	100,152,542	—	100,152,542
Blue Chip Growth Trust	1,270,348,978	1,088,214,665	(695,877)	1,087,518,788
Capital Appreciation Trust	458,703,222	293,487,317	(2,898,859)	290,588,458
Capital Appreciation Value Trust	378,806,979	75,754,600	(3,473,432)	72,281,168
Disciplined Value International Trust	267,081,688	36,729,227	(4,675,712)	32,053,515
Emerging Markets Value Trust	231,007,883	40,712,430	(36,655,750)	4,056,680
Equity Income Trust	1,232,099,275	319,678,115	(59,515,647)	260,162,468
Financial Industries Trust	106,393,010	28,268,668	(2,610,883)	25,657,785
Fundamental All Cap Core Trust	1,362,395,050	851,369,622	(18,843,424)	832,526,198
Fundamental Large Cap Value Trust	520,031,448	173,916,938	(16,752,686)	157,164,252
Global Trust	269,067,728	69,520,291	(1,671,097)	67,849,194
Health Sciences Trust	211,187,493	119,156,125	(4,912,173)	114,243,952
International Equity Index Trust	642,040,974	320,216,835	(82,190,598)	238,026,237
International Small Company Trust	119,307,357	28,757,454	(25,485,202)	3,272,252
Lifestyle Aggressive Portfolio	33,629,060	4,415,299	—	4,415,299
Lifestyle Balanced Portfolio	1,009,175,705	127,884,636	—	127,884,636
Lifestyle Conservative Portfolio	219,421,690	14,251,891	—	14,251,891
Lifestyle Growth Portfolio	5,406,535,019	895,118,156	—	895,118,156
Lifestyle Moderate Portfolio	322,986,365	33,217,760	—	33,217,760
Mid Cap Index Trust	1,045,642,991	347,707,522	(73,623,723)	274,083,799
Mid Cap Stock Trust	678,513,294	325,121,809	(14,017,444)	311,104,365
Mid Value Trust	535,675,233	95,167,900	(25,011,748)	70,156,152
Real Estate Securities Trust	298,013,856	18,585,045	(3,850,125)	14,734,920
Science & Technology Trust	853,991,779	334,806,471	(3,024,571)	331,781,900
Small Cap Index Trust	444,382,827	220,183,020	(47,410,740)	172,772,280
Small Cap Opportunities Trust	117,565,824	40,044,551	(14,828,355)	25,216,196
Small Cap Stock Trust	336,547,913	123,870,449	(4,245,957)	119,624,492
Small Cap Value Trust	438,626,377	78,351,876	(27,500,935)	50,850,941
Small Company Value Trust	116,409,041	44,721,582	(5,478,149)	39,243,433
Strategic Equity Allocation Trust	5,293,373,750	4,503,735,713	(366,853,690)	4,136,882,023
Total Stock Market Index Trust	359,964,724	505,169,656	(32,988,859)	472,180,797
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually.
The tax character of distributions for the year ended December 31, 2020 was as follows:
Portfolio	Ordinary Income	Long Term Capital Gains	Return of Capital	Total
500 Index Trust	$128,028,252	$97,200,627	—	$225,228,879
American Asset Allocation Trust	17,351,321	156,566,946	—	173,918,267
American Global Growth Trust	141,161	17,424,965	—	17,566,126
American Growth Trust	727,803	116,374,135	—	117,101,938
American Growth-Income Trust	13,082,715	127,018,606	—	140,101,321
144

Significant accounting policies, continued

Portfolio	Ordinary Income	Long Term Capital Gains	Return of Capital	Total
American International Trust	$1,507,395	$21,485,293	—	$22,992,688
Blue Chip Growth Trust	—	292,828,227	—	292,828,227
Capital Appreciation Trust	—	65,318,541	—	65,318,541
Capital Appreciation Value Trust	9,778,306	28,491,488	—	38,269,794
Disciplined Value International Trust	5,693,511	—	—	5,693,511
Emerging Markets Value Trust	4,823,855	—	—	4,823,855
Equity Income Trust	45,184,412	103,613,237	—	148,797,649
Financial Industries Trust	1,612,976	11,518,060	—	13,131,036
Fundamental All Cap Core Trust	7,616,608	55,632,899	—	63,249,507
Fundamental Large Cap Value Trust	6,237,165	11,684,446	—	17,921,611
Global Trust	3,456,321	—	$195,551	3,651,872
Health Sciences Trust	—	30,900,226	—	30,900,226
International Equity Index Trust	19,019,188	7,413,922	—	26,433,110
International Small Company Trust	2,176,341	3,321,275	—	5,497,616
Lifestyle Aggressive Portfolio	684,664	2,467,978	—	3,152,642
Lifestyle Balanced Portfolio	24,903,955	34,834,109	—	59,738,064
Lifestyle Conservative Portfolio	5,961,701	4,676,907	—	10,638,608
Lifestyle Growth Portfolio	130,537,958	307,942,583	—	438,480,541
Lifestyle Moderate Portfolio	8,177,149	9,930,082	—	18,107,231
Mid Cap Index Trust	17,849,459	118,677,567	—	136,527,026
Mid Cap Stock Trust	15,899,764	93,695,698	—	109,595,462
Mid Value Trust	9,190,774	12,951,641	—	22,142,415
Real Estate Securities Trust	21,589,603	21,697,430	—	43,287,033
Science & Technology Trust	12,083,020	88,045,730	—	100,128,750
Small Cap Index Trust	7,227,233	37,458,931	—	44,686,164
Small Cap Opportunities Trust	1,296,907	6,337,759	—	7,634,666
Small Cap Stock Trust	11,665,307	28,620,633	—	40,285,940
Small Cap Value Trust	5,810,950	43,657,450	—	49,468,400
Small Company Value Trust	677,855	8,374,483	—	9,052,338
Strategic Equity Allocation Trust	190,737,215	640,754,141	—	831,491,356
Total Stock Market Index Trust	13,998,989	60,355,341	—	74,354,330
The tax character of distributions for the year ended December 31, 2019 was as follows:
Portfolio	Ordinary Income	Long Term Capital Gains	Total
500 Index Trust	$96,888,475	$85,665,072	$182,553,547
American Asset Allocation Trust	17,742,962	148,097,651	165,840,613
American Global Growth Trust	1,286,066	20,670,853	21,956,919
American Growth Trust	6,601,759	147,026,863	153,628,622
American Growth-Income Trust	14,988,124	116,151,627	131,139,751
American International Trust	4,172,039	33,475,944	37,647,983
Blue Chip Growth Trust	128,721	298,356,748	298,485,469
Capital Appreciation Trust	7,733,829	328,185,143	335,918,972
Capital Appreciation Value Trust	5,091,127	24,909,557	30,000,684
Disciplined Value International Trust	8,488,164	—	8,488,164
Emerging Markets Value Trust	6,993,986	—	6,993,986
Equity Income Trust	36,380,421	138,991,275	175,371,696
Financial Industries Trust	6,768,647	9,240,370	16,009,017
Fundamental All Cap Core Trust	8,434,551	135,044,167	143,478,718
Fundamental Large Cap Value Trust	7,057,790	10,468,565	17,526,355
Global Trust	3,944,585	6,878,711	10,823,296
Health Sciences Trust	3,408,269	18,660,587	22,068,856
International Equity Index Trust	18,670,872	—	18,670,872
International Small Company Trust	2,398,794	4,486,876	6,885,670
Lifestyle Aggressive Portfolio	502,321	1,963,277	2,465,598
Lifestyle Balanced Portfolio	17,514,873	28,840,051	46,354,924
Lifestyle Conservative Portfolio	3,660,722	3,477,797	7,138,519
Lifestyle Growth Portfolio	98,276,215	277,905,720	376,181,935
Lifestyle Moderate Portfolio	5,592,065	7,274,957	12,867,022
Mid Cap Index Trust	32,031,454	100,265,421	132,296,875
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Portfolio	Ordinary Income	Long Term Capital Gains	Total
Mid Cap Stock Trust	$8,020,497	$107,830,374	$115,850,871
Mid Value Trust	10,978,031	82,797,813	93,775,844
Real Estate Securities Trust	7,499,640	2,838,553	10,338,193
Science & Technology Trust	30,494,290	114,853,819	145,348,109
Small Cap Index Trust	7,018,158	52,685,272	59,703,430
Small Cap Opportunities Trust	4,320,837	7,714,487	12,035,324
Small Cap Stock Trust	10,697,478	76,856,823	87,554,301
Small Cap Value Trust	3,942,438	33,797,798	37,740,236
Small Company Value Trust	2,328,660	71,300,797	73,629,457
Strategic Equity Allocation Trust	177,055,331	475,420,572	652,475,903
Total Stock Market Index Trust	11,536,685	50,998,697	62,535,382
Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of December 31, 2020, the components of distributable earnings on a tax basis were as follows:
Portfolio	Undistributed Ordinary Income	Undistributed Long Term Capital Gains
500 Index Trust	$59,986,629	$296,684,611
American Asset Allocation Trust	824,347	76,403,899
American Global Growth Trust	—	14,359,489
American Growth Trust	—	70,095,638
American Growth-Income Trust	610,672	52,928,575
American International Trust	58,007	869,336
Blue Chip Growth Trust	—	320,659,008
Capital Appreciation Trust	1,197,481	122,271,520
Capital Appreciation Value Trust	14,115,714	38,484,092
Disciplined Value International Trust	2,236,598	—
Emerging Markets Value Trust	1,787,544	—
Equity Income Trust	12,319,354	33,223,595
Financial Industries Trust	1,514,144	973,118
Fundamental All Cap Core Trust	26,264,488	171,915,853
Fundamental Large Cap Value Trust	3,898,037	87,937,779
Global Trust	—	—
Health Sciences Trust	4,275,955	29,005,977
International Equity Index Trust	12,144,742	9,995,778
International Small Company Trust	2,088,123	3,191,893
Lifestyle Aggressive Portfolio	56,834	3,555,044
Lifestyle Balanced Portfolio	1,215,477	48,372,664
Lifestyle Conservative Portfolio	292,228	5,061,144
Lifestyle Growth Portfolio	6,392,544	409,003,975
Lifestyle Moderate Portfolio	397,020	13,478,603
Mid Cap Index Trust	12,365,470	69,705,087
Mid Cap Stock Trust	127,166,434	136,464,433
Mid Value Trust	8,072,754	28,637,606
Real Estate Securities Trust	6,210,468	—
Science & Technology Trust	100,150,192	122,741,765
Small Cap Index Trust	6,569,594	44,619,355
Small Cap Opportunities Trust	3,034,317	1,079,953
Small Cap Stock Trust	31,843,263	30,976,442
Small Cap Value Trust	2,563,800	2,960,205
Small Company Value Trust	552,496	4,245,781
Strategic Equity Allocation Trust	94,092,003	837,137,016
Total Stock Market Index Trust	5,495,472	40,882,371
As of December 31, 2020, Global Trust had no distributable earnings on a tax basis.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios' financial statements as a return of capital. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
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Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, net operating losses, derivative transactions, partnerships, amortization and accretion on debt securities, wash sale loss deferrals, litigation proceeds and investments in passive foreign investment companies.
3.  Derivative instruments
The portfolios may invest in derivatives in order to meet their investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the portfolios are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The portfolios attempt to reduce their exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of their OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the portfolios may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the portfolios, if any, are held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the portfolios and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the portfolios, if any, for OTC transactions is held in a segregated account at the portfolios' custodian and is noted in the accompanying portfolio of investments, or if cash is posted, on the Statements of assets and liabilities. The portfolios' risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a portfolio than OTC transactions. The exchange or clearinghouse stands between the portfolios and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects the portfolios to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the portfolios to unlimited risk of loss.
Upon entering into a futures contract, the portfolio is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by a portfolio is detailed in the Statements of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the portfolios, if any, are identified in the Portfolios of investments. Subsequent payments, referred to as variation margin, are made or received by a portfolio periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the portfolio. Receivable/Payable for futures variation margin is included in the Statements of assets and liabilities. When the contract is closed, a portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The following table details how the portfolios used futures contracts during the year ended December 31, 2020. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
500 Index Trust	To manage against changes in certain securities markets and gain exposure to certain securities markets.	$148.8 million to $230.7 million
Emerging Markets Value Trust	To gain exposure to certain securities markets.	$1.1 million to $1.5 million
Equity Income Trust	To gain exposure to certain securities markets.	Up to $10.5 million
International Equity Index Trust	To gain exposure to certain securities markets.	$11.1 million to $18.5 million
International Small Company Trust	To gain exposure to certain securities markets.	$622,000 to $959,000
Mid Cap Index Trust	To manage against changes in certain securities markets and gain exposure to certain securities markets.	$17.8 million to $29.2 million
Small Cap Index Trust	To manage against changes in certain securities markets and gain exposure to certain securities markets.	$12.6 million to $21.5 million
Strategic Equity Allocation Trust	To manage against changes in certain securities markets and gain exposure to certain securities markets.	$244.7 million to $289.8 million
Total Stock Market Index Trust	To manage against changes in certain securities markets and gain exposure to certain securities markets.	$7.2 million to $24.1 million
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the
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failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the portfolios thereby reducing the portfolios' total return, and the potential for losses in excess of the amounts recognized on the Statements of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the portfolio as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
The following table details how the portfolios used forward foreign currency contracts during the year ended December 31, 2020. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
Financial Industries Trust	To manage against changes in foreign currency exchange rates.	$14.3 million to $26.6 million
Global Trust	To manage against changes in foreign currency exchange rates.	Up to $21.2 million
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the portfolios' exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the portfolios' exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statements of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
When a portfolio purchases an option, the premium paid is included in the Portfolio of investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, a portfolio realizes a loss equal to the cost of the option. If a portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If a portfolio enters into a closing sale transaction, it realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When a portfolio writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by a portfolio.
The following table details how the portfolios used written options contracts during the year ended December 31, 2020. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	Market value range
Capital Appreciation Value Trust	To generate potential income from options premiums.	$0.8 million to $5.4 million
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the portfolios at December 31, 2020 by risk category:
Portfolio	Risk	Statements of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
500 Index Trust	Equity	Receivable/payable for futures variation margin[1]	Futures	$5,251,377	—
				$5,251,377	—
Capital Appreciation Value Trust	Equity	Written options, at value	Written options	—	$(5,387,527)
				—	$(5,387,527)
Emerging Markets Value Trust	Equity	Receivable/payable for futures variation margin[1]	Futures	$41,530	—
				$41,530	—
Financial Industries Trust	Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	$140,431	$(796,911)
				$140,431	$(796,911)
Global Trust	Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	—	$(489,326)
				—	$(489,326)
International Equity Index Trust	Equity	Receivable/payable for futures variation margin[1]	Futures	$612,288	—
				$612,288	—
International Small Company Trust	Equity	Receivable/payable for futures variation margin[1]	Futures	$9,515	—
				$9,515	—
Mid Cap Index Trust	Equity	Receivable/payable for futures variation margin[1]	Futures	$419,754	—
				$419,754	—
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Portfolio	Risk	Statements of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Small Cap Index Trust	Equity	Receivable/payable for futures variation margin[1]	Futures	$503,774	—
				$503,774	—
Strategic Equity Allocation Trust	Equity	Receivable/payable for futures variation margin[1]	Futures	$6,938,323	—
				$6,938,323	—
Total Stock Market Index Trust	Equity	Receivable/payable for futures variation margin[1]	Futures	$273,901	—
				$273,901	—

[1]	Reflects cumulative appreciation/depreciation on futures as disclosed in the Portfolios of investments. Only the year end variation margin is separately disclosed on the Statements of assets and liabilities.
Effect of derivative instruments on the Statements of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended December 31, 2020:
		Statements of operations location - Net realized gain (loss) on:
Portfolio	Risk	Futures contracts	Forward foreign currency contracts	Written options	Total
500 Index Trust	Equity	$35,166,047	—	—	$35,166,047
	Total	$35,166,047	—	—	$35,166,047
Capital Appreciation Value Trust	Equity	—	—	$1,271,148	$1,271,148
	Total	—	—	$1,271,148	$1,271,148
Emerging Markets Value Trust	Equity	$302,108	—	—	$302,108
	Total	$302,108	—	—	$302,108
Equity Income Trust	Equity	$578,576	—	—	$578,576
	Total	$578,576	—	—	$578,576
Financial Industries Trust	Currency	—	$(710,886)	—	$(710,886)
	Total	—	$(710,886)	—	$(710,886)
Global Trust	Currency	—	$(959,506)	—	$(959,506)
	Total	—	$(959,506)	—	$(959,506)
International Equity Index Trust	Equity	$3,094,658	—	—	$3,094,658
	Total	$3,094,658	—	—	$3,094,658
International Small Company Trust	Equity	$133,905	—	—	$133,905
	Total	$133,905	—	—	$133,905
Mid Cap Index Trust	Equity	$2,222,290	—	—	$2,222,290
	Total	$2,222,290	—	—	$2,222,290
Small Cap Index Trust	Equity	$7,042,157	—	—	$7,042,157
	Total	$7,042,157	—	—	$7,042,157
Strategic Equity Allocation Trust	Equity	$37,390,136	—	—	$37,390,136
	Total	$37,390,136	—	—	$37,390,136
Total Stock Market Index Trust	Equity	$1,808,537	—	—	$1,808,537
	Total	$1,808,537	—	—	$1,808,537
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended December 31, 2020:
		Statements of operations location - Change in net unrealized appreciation (depreciation) of:
Portfolio	Risk	Futures contracts	Forward foreign currency contracts	Written options	Total
500 Index Trust	Equity	$2,333,858	—	—	$2,333,858
	Total	$2,333,858	—	—	$2,333,858
Capital Appreciation Value Trust	Equity	—	—	$(247,983)	$(247,983)
	Total	—	—	$(247,983)	$(247,983)
Emerging Markets Value Trust	Equity	$939	—	—	$939
	Total	$939	—	—	$939
Financial Industries Trust	Currency	—	$(583,848)	—	$(583,848)
	Total	—	$(583,848)	—	$(583,848)
Global Trust	Currency	—	$(489,326)	—	$(489,326)
	Total	—	$(489,326)	—	$(489,326)
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		Statements of operations location - Change in net unrealized appreciation (depreciation) of:
Portfolio	Risk	Futures contracts	Forward foreign currency contracts	Written options	Total
International Equity Index Trust	Equity	$71,399	—	—	$71,399
	Total	$71,399	—	—	$71,399
International Small Company Trust	Equity	$8,000	—	—	$8,000
	Total	$8,000	—	—	$8,000
Mid Cap Index Trust	Equity	$162,166	—	—	$162,166
	Total	$162,166	—	—	$162,166
Small Cap Index Trust	Equity	$263,007	—	—	$263,007
	Total	$263,007	—	—	$263,007
Strategic Equity Allocation Trust	Equity	$5,232,582	—	—	$5,232,582
	Total	$5,232,582	—	—	$5,232,582
Total Stock Market Index Trust	Equity	$(125,451)	—	—	$(125,451)
	Total	$(125,451)	—	—	$(125,451)
4.  Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
5.  Fees and transactions with affiliates
John Hancock Variable Trust Advisers LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Distributors, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.
Management fee. Under an investment management agreement, the portfolios, with the exception of the JHVIT Feeder Funds, pay a daily management fee to the Advisor based on the net assets of the respective portfolio or aggregate net assets, which include the net assets of the respective portfolio and the net assets of a similar portfolio of John Hancock Funds II (JHF II) unless otherwise noted below. JHF II portfolios are advised by John Hancock Investment Management LLC, an affiliate of the Advisor, and are distributed by an affiliate of the Advisor, John Hancock Investment Management Distributors LLC. The annual rate for each portfolio is as follows:
•   500 Index Trust — a) 0.470% of the first $500 million of average net assets; and b) 0.460% of the excess over $500 million of average net assets.
•  Blue Chip Growth Trust --Effective July 1, 2020, management fee rates were a) 0.825% of the first $500 million of aggregate net assets; b) 0.800% of the next $500 million of aggregate net assets; c) 0.750% of the next $2 billion of aggregate net assets; and d) 0.725% of the excess over $3 billion of aggregate net assets. When aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.750% on the first $1 billion of aggregate net assets. Additionally, as of July 1, 2020, aggregate net assets include net assets of the portfolio, JHF II Blue Chip Growth Fund and Manulife North American Equity Fund Series - (I). Prior to July 1, 2020 to following rates applied: a) 0.825% of the first $500 million of aggregate net assets; b) 0.800% of aggregate net assets between $500 million and $1 billion; and c) 0.750% of the excess over $1 billion of aggregate net assets. When aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.750% on all asset levels.
•   Capital Appreciation Trust — a) 0.800% of the first $500 million of aggregate net assets; b) 0.700% of the next $500 million of aggregate net assets; and c) 0.670% of the excess over $1 billion of aggregate net assets.
•   Capital Appreciation Value Trust— If aggregate net assets are less than $500 million, then the following fee schedule shall apply: a) 0.950% of the first $250 million of aggregate net assets; and b) 0.850% of the excess over $250 million of aggregate net assets. If aggregate net assets equal or exceed $500 million but are less than $2 billion, then the following fee schedule shall apply: a) 0.850% of the first $1 billion of aggregate net assets; and b) 0.800% of the excess over $1 billion of aggregate net assets. If aggregate net assets equal or exceed $2 billion but are less than $3 billion, then the following fee schedule shall apply: a) 0.850% of the first $500 million of aggregate net assets; and b) 0.800% of the excess over $500 million of aggregate net assets. If aggregate net assets equals or exceed $3 billion, then the management fee to be paid is 0.800% of aggregate net assets.
•   Disciplined Value International Trust — If aggregate net assets are less than $300 million, then the management fee to be paid is 0.825% of aggregate net assets. If aggregate net assets equal or exceed $300 million but are less than $2.5 billion, then the management fee to be paid is 0.775% of aggregate net assets. If aggregate net assets exceed $2.5 billion, then the following fee schedule shall apply: a) 0.775% of the first $2.5 billion of aggregate net assets; and b) 0.750% of the next $500 million; and c) 0.725% of the excess over $3 billion of aggregate net assets. Aggregate net assets are the net assets of the portfolio, Disciplined Value International Fund, a series of John Hancock Investment Trust, JHF II International Value Fund, and Manulife Global Disciplined Value (Ex-U.S.) Fund, a sub-fund of Manulife Investment Management I, PLC. Prior to February 12, 2020, the annual rates were a) 0.950% of the first $150 million of aggregate net assets; b) 0.850% of the next $150 million; and c) 0.800% of the excess over $300 million of aggregate net assets. When aggregate net assets exceeded $300 million, then the management fee rate was 0.800% of aggregate net assets. Aggregate net assets were the net assets of the portfolio, Global Trust, and JHF II International Value Fund.
•   Emerging Markets Value Trust— a) 1.000% of the first $100 million of aggregate net assets; and b) 0.950% of the excess over $100 million of aggregate net assets.
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•  Equity Income Trust — a) 0.800% of the first $100 million of aggregate net assets; b) 0.775% of the next $100 million of aggregate net assets; c) 0.750% of the next $300 million of aggregate net assets; d) 0.725% of the next $500 million of aggregate net assets; e) 0.725% of the next $500 million of aggregate net assets; f) 0.700% of the next $500 million of aggregate net assets; g) 0.695% of the next $1 billion of aggregate net assets; h) 0.690% of the next $1 billion of aggregate net assets; i) 0.680% of the next $1.5 billion of aggregate net assets; j) 0.675% of the next $2 billion of aggregate net assets; and k) 0.670% of the excess over $7.5 billion of aggregate net assets. When aggregate net assets exceed $200 million on any day, the annual rate of advisory fee for that day is 0.775% on the first $200 million of aggregate net assets. When aggregate net assets exceed $500 million on any day, the annual rate of advisory fee for that day is 0.750% on the first $500 million of aggregate net assets and 0.725% on aggregate net assets over $500 million. When aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.725% on the first $1 billion of aggregate net assets. When aggregate net assets exceed $1.5 billion on any day, the annual rate of advisory fee for that day is 0.700% on the first $1.5 billion of aggregate net assets. When aggregate net assets exceed $2 billion on any day, the annual rate of advisory fee for that day is 0.695% on the first $2 billion of aggregate net assets. When aggregate net assets exceed $3 billion on any day, the annual rate of advisory fee for that day is 0.690% on the first $3 billion of aggregate net assets. When aggregate net assets exceed $4 billion on any day, the annual rate of advisory fee for that day is 0.680% on the first $4 billion of aggregate net assets. When aggregate net assets exceed $5.5 billion on any day, the annual rate of advisory fee for that day is 0.675% on the first $5.5 billion of aggregate net assets. When aggregate net assets exceed $7.5 billion on any day, the annual rate of advisory fee for that day is 0.670% on the first $7.5 billion of aggregate net assets. Aggregate net assets are the net assets of the portfolio, JHF II Equity Income Fund and Manulife US Large Cap Value Equity Fund (Canada). Prior to May 1, 2020, the annual rates were a) 0.800% of the first $100 million of aggregate net assets; b) 0.775% of the next $100 million of aggregate net assets; c) 0.750% of the next $300 million of aggregate net assets; d) 0.725% of the next $500 million of aggregate net assets; e) 0.725% of the next $500 million of aggregate net assets; and f) 0.700% of the excess over $1.5 billion of aggregate net assets. When aggregate net assets exceeded $200 million on any day, the annual rate of advisory fee for that day was 0.775% on the first $200 million of aggregate net assets. When aggregate net assets exceeded $500 million on any day, the annual rate of advisory fee for that day was 0.750% on the first $500 million of aggregate net assets and 0.725% on aggregate net assets over $500 million. When aggregate net assets exceeded $1 billion on any day, the annual rate of advisory fee for that day was 0.725% on the first $1 billion of aggregate net assets. When aggregate net assets exceeded $1.5 billion on any day, the annual rate of advisory fee for that day was 0.700% on the first $1.5 billion of aggregate net assets. Aggregate net assets were the net assets of the portfolio and JHF II Equity Income Fund. In addition, prior to May 1, 2020, the fund did not aggregate with Manulife US Large Cap Value Equity Fund (Canada).
•   Financial Industries Trust — a) 0.800% of the first $250 million of aggregate net assets; b) 0.775% of aggregate net assets between $250 million and $500 million; c) 0.750% of aggregate net assets between $500 million and $1 billion; and d) 0.725% of the excess over $1 billion of aggregate net assets.
•   Fundamental All Cap Core Trust— a) 0.675% of the first $2.5 billion of aggregate net assets; and b) 0.650% of the excess over $2.5 billion of aggregate net assets.
•   Fundamental Large Cap Value Trust— a) 0.700% of the first $500 million of average net assets; b) 0.650% of average net assets between $500 million and $1 billion; and c) 0.600% of the excess over $1 billion of average net assets.
•   Global Trust — a) 0.800% of the first $1 billion of aggregate net assets; and b) 0.790% of the excess over $1 billion of aggregate net assets. Aggregate net assets are the net assets of the portfolio and JHF II Global Equity Fund. Prior to April 27, 2020, the annual rates were a) 0.850% of the first $1 billion of aggregate net assets; and b) 0.800% of the excess over $1 billion of aggregate net assets. Aggregate net assets were the net assets of the portfolio, Disciplined Value International Trust, Global Equity Trust and JHF II International Value Fund.
•   Health Sciences Trust — a) 1.050% of the first $500 million of aggregate net assets; b) 1.000% of the next $250 million; and c) 0.950% of the excess over $750 million of aggregate net assets. When aggregate net assets exceed $750 million, the advisory fee is 0.950% on all net assets.
•   International Equity Index Trust— a) 0.550% of the first $100 million of average net assets; b) 0.530% of the next $150 million of average net assets; c) 0.520% of the next $250 million of average net assets; and d) 0.510% of the excess over $500 million of average net assets.
•   International Small Company Trust— 0.950% of aggregate net assets.
•   Lifestyle Portfolios — The advisory fee has two components: a) a fee on net assets invested in affiliated funds (Affiliated funds assets) excluding 500 Index Trust, International Equity Index Trust and Total Bond Market Trust, and b) a fee on net assets not invested in affiliated funds (Other assets). The management fee paid on Affiliated fund assets is: a) 0.050% of the first $7.5 billion of aggregate net assets; and b) 0.040% of the excess over $7.5 billion in aggregate net assets. The advisory fee paid on Other assets is as follows: a) 0.500% of the first $7.5 billion of aggregate net assets; and b) 0.490% of the excess over $7.5 billion in aggregate net assets.
•   Mid Cap Index Trust, Small Cap Index Trust and Total Stock Market Index Trust— a) 0.490% of the first $250 million of average net assets; b) 0.480% of average net assets between $250 million and $500 million; and c) 0.460% of the excess over $500 million of average net assets.
•   Mid Cap Stock Trust — a) 0.875% of the first $200 million of aggregate net assets; b) 0.850% of aggregate net assets between $200 million and $500 million; and c) 0.825% of the excess over $500 million of aggregate net assets.
•   Mid Value Trust — a) 1.050% of the first $20 million of aggregate net assets; and b) 0.950% of the excess over $20 million of aggregate net assets. When aggregate net assets exceed $50 million on any day, the management fee for that day is 0.950% of all assets of the portfolio.
•   Real Estate Securities Trust— a) 0.700% of the first $1.5 billion of aggregate net assets; and b) 0.680% of the excess over $1.5 billion of aggregate net assets. Prior to November 14, 2020, the management fee was 0.700% of aggregate net assets.
•   Science & Technology Trust — a) 1.050% of the first $500 million of aggregate net assets; and b) 1.000% of the excess over $500 million of aggregate net assets.
•   Small Cap Opportunities Trust— a) 1.000% of the first $500 million of aggregate net assets; b) 0.950% of aggregate net assets between $500 million and $1 billion; c) 0.900% of aggregate net assets between $1 billion and $2 billion; and d) 0.850% of the excess over $2 billion of aggregate net assets. Aggregate net assets are the net assets of the portfolio and the JHF II New Opportunities Fund.
•   Small Cap Stock Trust— a) 1.050% of the first $50 million of aggregate net assets; and b) 1.000% of the excess over $50 million of aggregate net assets.
151

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•  Small Cap Value Trust — Effective July 1, 2020, management fee of a) 0.950% of the first $250 million of aggregate net assets; b) 0.940% of the next $500 million of aggregate net assets; c) 0.930% of the next $500 million of aggregate net assets; and d) 0.920% of the excess over $1.25 billion of aggregate net assets. Prior to July 1, 2020, the management fee was a) 1.030% of the first $100 million of aggregate net assets; and b) 0.980% of the excess over $100 million of aggregate net assets.
•   Small Company Value Trust— a) 1.050% of the first $500 million of average net assets; and b) 1.000% of the excess over $500 million of average net assets.
•   Strategic Equity Allocation Trust— a) 0.675% of the first $2.5 billion of aggregate net assets; b) 0.650% of aggregate net assets between $2.5 billion and $7.5 billion; c) 0.625% of aggregate net assets between $7.5 billion and $10 billion; d) 0.600% of aggregate net assets between $10 billion and $15 billion; e) 0.595% of aggregate net assets between $15 billion and $25 billion; and f) 0.590% of the excess over $25 billion of aggregate net assets. Aggregate net assets are the net assets of the portfolio, JHF II Strategic Equity Allocation Fund, JHF II U.S. Sector Rotation Fund, and JHF II International Strategic Equity Allocation Fund.
The organizations described below act as the subadvisors to the Trust and its portfolios pursuant to Subadvisory Agreements with the Advisor. Portfolio management is allocated among the following managers:
Portfolio	Subadvisor(s)
Science & Technology Trust	Allianz Global Investors U.S. LLC and T. Rowe Price Associates, Inc.
Disciplined Value International Trust	Boston Partners Global Investors, Inc.[1]
Emerging Markets Value Trust International Small Company Trust	Dimensional Fund Advisors LP
Small Cap Opportunities Trust	Dimensional Fund Advisors LP and GW&K Investment Management LLC
Capital Appreciation Trust	Jennison Associates LLC
Financial Industries Trust
Fundamental All Cap Core Trust
Fundamental Large Cap Value Trust
Global Trust[2]
Lifestyle Aggressive Portfolio
Lifestyle Balanced Portfolio
Lifestyle Conservative Portfolio
Lifestyle Growth Portfolio
Lifestyle Moderate Portfolio
Strategic Equity Allocation Trust	Manulife Investment Management (US) LLC[3]
500 Index Trust Mid Cap Index Trust Small Cap Index Trust Total Stock Market Index Trust	Manulife Investment Management (North America) Limited[3]
International Equity Index Trust	SSGA Funds Management, Inc.
Blue Chip Growth Trust Capital Appreciation Value Trust Equity Income Trust Health Sciences Trust Mid Value Trust Small Company Value Trust	T. Rowe Price Associates, Inc.
Mid Cap Stock Trust Real Estate Securities Trust[4] Small Cap Stock Trust Small Cap Value Trust	Wellington Management Company LLP
1  Effective February 12, 2020, Templeton Investment Counsel, LLC was replaced by Boston Partners Global Investors, Inc. as the portfolio's subadvisor.
2  Effective April 27, 2020, Templeton Global Advisors Limited was replaced by Manulife Investment Management (US) LLC.
3  An affiliate of the Advisor.
4  Effective November 16, 2020, DWS Investment Management Americas, Inc. and RREEF America L.L.C. were replaced by Wellington Management Company LLP as the portfolio's subadvisor.
The portfolios are not responsible for payment of the subadvisory fees.
Expense reimbursements. The Advisor voluntarily agreed to waive a portion of its management fee if certain expenses of the respective portfolios exceed the percentage of average net assets as detailed below. Expenses excluded from this waiver are taxes, portfolio brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolios' business, advisory fees, Rule 12b-1 fees, underlying fund expenses and in the case of a feeder fund, the expenses of the master fund, and short dividends. This expense reduction will continue in effect until terminated by the Advisor.
Portfolio	Expense limitation as a percentage of average net assets
American Asset Allocation Trust	0.10%
American Global Growth Trust	0.10%
American Growth Trust	0.10%
American Growth-Income Trust	0.10%
American International Trust	0.10%
Portfolio	Expense limitation as a percentage of average net assets
Blue Chip Growth Trust	0.20%
Capital Appreciation Trust	0.20%
Capital Appreciation Value Trust	0.20%
Disciplined Value International Trust	0.25%
Emerging Markets Value Trust	0.25%

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Portfolio	Expense limitation as a percentage of average net assets
Equity Income Trust	0.20%
Financial Industries Trust	0.20%
Fundamental All Cap Core Trust	0.20%
Fundamental Large Cap Value Trust	0.20%
Global Trust	0.25%
Health Sciences Trust	0.20%
International Small Company Trust	0.25%
Mid Cap Index Trust	0.08%
Mid Cap Stock Trust	0.20%
Mid Value Trust	0.20%

Portfolio	Expense limitation as a percentage of average net assets
Real Estate Securities Trust	0.20%
Science & Technology Trust	0.20%
Small Cap Index Trust	0.08%
Small Cap Opportunities Trust	0.20%
Small Cap Stock Trust	0.20%
Small Cap Value Trust	0.20%
Small Company Value Trust	0.20%
Strategic Equity Allocation Trust	0.20%
Total Stock Market Index Trust	0.08%
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain portfolios of the John Hancock group of funds complex, including certain of the portfolios presented in this report (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each portfolio. During the year ended December 31, 2020, this waiver amounted to 0.01% of the portfolios’ average net assets. This agreement expires on July 31, 2022, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to limit operating expenses of 500 Index Trust and International Equity Index Trust at 0.25% and 0.34%, respectively. These limits exclude Rule 12b-1 fees, taxes, short dividends, interest expense, acquired fund fees, litigation and indemnification expenses, portfolio brokerage commissions and other extraordinary expenses not incurred in the ordinary course of the portfolios’ business. The Advisor’s obligation to provide the expense cap will remain in effect until April 30, 2022, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at the time.
The Advisor has contractually agreed to reimburse expenses for the Lifestyle Portfolios so that certain other expenses do not exceed 0.04% of average net assets of the Lifestyle Portfolios. This waiver includes all expenses except taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolios’ business, management fees, Rule 12b-1 fees, underlying fund expenses and short dividends. This expense reimbursement will remain in effect until April 30, 2022, and may terminate at any time thereafter.
The Advisor contractually agreed to waive its management fee for Global Trust so that the amount retained by the Advisor after the payment of subadvisory fees does not exceed 0.45% of the portfolios’ average daily net assets. The expense reimbursements remained in effect until April 30, 2020.
The Advisor has contractually agreed to waive its management fee for Small Cap Opportunities Trust so that the amount retained by the Advisor after the payment of subadvisory fees does not exceed 0.45% of the portfolio’s average daily net assets. The expense reimbursements will remain in effect until April 30, 2022, unless renewed by mutual agreement of the portfolio and the Advisor based upon a determination that this is appropriate under the circumstances at that time and may be terminated at any time thereafter.
The Advisor has contractually agreed to waive its management fee for Mid Cap Index Trust and Small Cap Index Trust by 0.10% and 0.05% of the portfolios’ average net assets, respectively. The expense limitation agreements expire on April 30, 2022, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
Effective December 10, 2020, the Advisor has contractually agreed to waive its management fee for Lifestyle Growth Portfolio by 0.005% of the portfolio's average daily net assets. The expense limitation agreement expire on April 30, 2022, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has voluntarily agreed to reduce its management fee for portfolios that are subadvised by T. Rowe Price Associates, Inc. by the amount that the subadvisory fee is reduced pursuant to the subadvisory agreement with T. Rowe Price. This waiver impacts Blue Chip Growth Trust, Capital Appreciation Value Trust, Equity Income Trust, Health Sciences Trust, Mid Value Trust, Science & Technology Trust (the portion of the portfolios’ net assets managed by T. Rowe Price) and Small Company Value Trust. This waiver may be terminated at any time by the Advisor.
The Advisor has voluntarily agreed to waive its management fee for Strategic Equity Allocation Trust so that the amount retained by the Advisor after payment of the sub-advisory fee does not exceed 0.45% of the portfolio’s average net assets. This voluntary management fee waiver may be terminated at any time by the Advisor upon notice to the Trust.
The Advisor has voluntarily agreed to waive its management fee for Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, and Lifestyle Moderate Portfolio (after giving effect to asset-based breakpoints) by 0.005% of the portfolios’ average daily net assets. This waiver may be terminated at any time by the Advisor upon notice to the Trust. Prior to December 10, 2020, Lifestyle Growth Portfolio was included in this waiver.
The Advisor has voluntarily agreed to waive its management fee for each Lifestyle Portfolio so that the aggregate advisory fee retained by the Advisor with respect to both the Lifestyle Portfolio and its underlying investments (after payment of subadvisory fees) does not exceed 0.50% of the Lifestyle Portfolios’ first $7.5 billion of average net assets and 0.49% of the Lifestyle Portfolios’ average net assets in excess of $7.5 billion. The Advisor may terminate this voluntary waiver at any time.
The Advisor has voluntarily agreed to waive its management fee by 0.07% of the portfolio’s average daily net assets of Total Stock Market Index Trust. This waiver may be terminated at any time by the Advisor.
Effective August 1, 2020, the Advisor has voluntarily agreed to waive its management fee on Science & Technology Fund so that the amount retained by the Advisor after payment of the subadvisory fees for the fund does not exceed 0.45% of the funds’ average net assets. This voluntary expense reimbursement may be terminated at any time by the Advisor on notice to the Trust. Prior to August 1, 2020, the Advisor had voluntarily agreed to waive its management fee for Science & Technology Trust by 0.05% of the portfolio’s aggregate net assets between and included $250,000,001 and $500,000,000 that were managed by Allianz Global Investors U.S. LLC.
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The Advisor voluntarily agrees to reduce the advisory fee that would be payable by Fundamental Large Cap Value Trust (after giving effect to asset-based breakpoints) by 0.003% of the Fund’s average daily net assets. This voluntary advisory fee waiver may be terminated at any time by the Advisor upon notice to the Trust.
Prior to November 12, 2020, the Advisor had voluntarily agreed to reduce its management fee for portfolios that were subadvised by DWS Investment Management Americas, Inc. The management fee was reduced by the same amount as the subadvisory fee reduction. This waiver impacted Real Estate Securities Trust.
For the year ended December 31, 2020, the waivers under these agreements amounted to:
	Expense reimbursement by class
Portfolio	Series I	Series II	Series III	Series NAV	Total
500 Index Trust	$9,294,448	$176,875	—	$5,373,139	$14,844,462
American Asset Allocation Trust	21,540	64,430	$8,346	—	94,316
American Global Growth Trust	2,098	11,192	2,086	—	15,376
American Growth Trust	12,052	45,767	6,617	—	64,436
American Growth-Income Trust	19,459	34,827	13,732	—	68,018
American International Trust	9,795	20,390	2,467	—	32,652
Blue Chip Growth Trust	113,594	45,233	—	549,247	708,074
Capital Appreciation Trust	15,979	5,336	—	22,272	43,587
Capital Appreciation Value Trust	2,427	109,310	—	55,151	166,888
Disciplined Value International Trust	4,888	2,952	—	11,201	19,041
Emerging Markets Value Trust	359	2,057	—	11,899	14,315
Equity Income Trust	59,618	31,830	—	313,755	405,203
Financial Industries Trust	6,335	959	—	1,627	8,921
Fundamental All Cap Core Trust	7,790	3,252	—	121,232	132,274
Fundamental Large Cap Value Trust	35,600	14,682	—	10,291	60,573
Global Trust	18,177	4,432	—	6,343	28,952
Health Sciences Trust	42,889	42,859	—	80,336	166,084
International Equity Index Trust	866,720	54,153	—	1,130,093	2,050,966
International Small Company Trust	1,654	885	—	4,662	7,201
Lifestyle Aggressive Portfolio	6,694	32,075	—	31,470	70,239
Lifestyle Balanced Portfolio	1,798	41,881	—	5,879	49,558
Lifestyle Conservative Portfolio	3,534	50,032	—	1,372	54,938
Lifestyle Growth Portfolio	10,634	255,815	—	20,720	287,169
Lifestyle Moderate Portfolio	1,722	37,641	—	4,288	43,651
Mid Cap Index Trust	950,590	62,604	—	215,026	1,228,220
Mid Cap Stock Trust	13,416	6,865	—	37,909	58,190
Mid Value Trust	100,468	22,035	—	167,903	290,406
Real Estate Securities Trust	4,375	2,335	—	15,350	22,060
Science & Technology Trust	311,130	27,418	—	44,239	382,787
Small Cap Index Trust	198,432	16,994	—	80,553	295,979
Small Cap Opportunities Trust	114,195	42,852	—	38,839	195,886
Small Cap Stock Trust	6,938	2,315	—	13,494	22,747
Small Cap Value Trust	10,997	1,434	—	15,599	28,030
Small Company Value Trust	27,985	22,592	—	27,354	77,931
Strategic Equity Allocation Trust	—	—	—	11,576,081	11,576,081
Total Stock Market Index Trust	377,029	30,947	—	143,190	551,166
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended December 31, 2020, were equivalent to a net annual effective rate of the portfolios' average daily net assets as follows:
Portfolio	Net Annual Effective Rate
500 Index Trust	0.21%
American Asset Allocation Trust	0.00%*
American Global Growth Trust	0.00%*
American Growth Trust	0.00%*
American Growth-Income Trust	0.00%*
American International Trust	0.00%*
Blue Chip Growth Trust	0.71%
Capital Appreciation Trust	0.69%
Capital Appreciation Value Trust	0.79%
Disciplined Value International Trust	0.77%
Emerging Markets Value Trust	0.95%
Portfolio	Net Annual Effective Rate
Equity Income Trust	0.66%
Financial Industries Trust	0.77%
Fundamental All Cap Core Trust	0.67%
Fundamental Large Cap Value Trust	0.68%
Global Trust	0.80%
Health Sciences Trust	0.97%
International Equity Index Trust	0.25%
International Small Company Trust	0.94%
Lifestyle Aggressive Portfolio	0.00%
Lifestyle Balanced Portfolio	0.04%
Lifestyle Conservative Portfolio	0.01%

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Portfolio	Net Annual Effective Rate
Lifestyle Growth Portfolio	0.04%
Lifestyle Moderate Portfolio	0.03%
Mid Cap Index Trust	0.36%
Mid Cap Stock Trust	0.82%
Mid Value Trust	0.90%
Real Estate Securities Trust	0.69%
Science & Technology Trust	0.97%

Portfolio	Net Annual Effective Rate
Small Cap Index Trust	0.43%
Small Cap Opportunities Trust	0.83%
Small Cap Stock Trust	1.00%
Small Cap Value Trust	0.96%
Small Company Value Trust	0.99%
Strategic Equity Allocation Trust	0.49%
Total Stock Market Index Trust	0.40%
*	The JHVIT Feeder Funds do not incur investment advisory fees. For more information on these portfolios, see Note 1.
Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended December 31, 2020, amounted to an annual rate of 0.02% of the portfolios' average daily net assets.
Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios' shares.
For all portfolios, except the JHVIT Feeder Funds, Rule 12b-1 maximum fee rates are as follows:
Class	Rule 12b-1 Fee
Series I	0.15%
Series II	0.35%
Currently, only 0.05% for Series I shares and 0.25% for Series II shares are charged for Rule 12b-1 fees.
For the JHVIT Feeder Funds, Rule 12b-1 maximum fee rates are as follows:
Class	Rule 12b-1 Fee
Series I	0.60%
Series II	0.75%
Series III	0.25%
Distribution and service fees for the year ended December 31, 2020 were:
	Distribution and service fees by class
Portfolio	Series l	Series ll	Series lll	Total
500 Index Trust	$1,878,481	$ 178,785	$ —	$2,057,266
American Asset Allocation Trust	1,807,571	6,765,845	292,130	8,865,546
American Global Growth Trust	175,028	1,172,282	72,884	1,420,194
American Growth Trust	1,005,903	4,791,262	231,004	6,028,169
American Growth-Income Trust	1,630,354	3,650,586	479,780	5,760,720
American International Trust	818,511	2,132,891	86,050	3,037,452
Blue Chip Growth Trust	170,407	339,246	—	509,653
Capital Appreciation Trust	111,220	185,624	—	296,844
Capital Appreciation Value Trust	2,959	665,578	—	668,537
Disciplined Value International Trust	34,067	102,864	—	136,931
Emerging Markets Value Trust	2,501	71,684	—	74,185
Equity Income Trust	102,656	274,000	—	376,656
Financial Industries Trust	44,140	33,372	—	77,512
Fundamental All Cap Core Trust	54,298	113,312	—	167,610
Fundamental Large Cap Value Trust	174,991	360,972	—	535,963
Global Trust	62,592	64,455	—	127,047
Health Sciences Trust	36,523	182,551	—	219,074
International Equity Index Trust	159,201	49,729	—	208,930
International Small Company Trust	11,516	30,790	—	42,306
Lifestyle Aggressive Portfolio	1,676	39,906	—	41,582
Lifestyle Balanced Portfolio	17,990	2,094,061	—	2,112,051
Lifestyle Conservative Portfolio	6,675	468,768	—	475,443
Lifestyle Growth Portfolio	106,327	12,791,234	—	12,897,561
Lifestyle Moderate Portfolio	6,102	667,503	—	673,605
Mid Cap Index Trust	443,472	146,008	—	589,480
Mid Cap Stock Trust	93,245	238,401	—	331,646
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	Distribution and service fees by class
Portfolio	Series l	Series ll	Series lll	Total
Mid Value Trust	$ 96,440	$105,731	$—	$202,171
Real Estate Securities Trust	30,577	81,619	—	112,196
Science & Technology Trust	371,575	163,765	—	535,340
Small Cap Index Trust	173,442	74,270	—	247,712
Small Cap Opportunities Trust	33,728	63,283	—	97,011
Small Cap Stock Trust	48,016	80,303	—	128,319
Small Cap Value Trust	76,519	49,879	—	126,398
Small Company Value Trust	22,909	92,484	—	115,393
Total Stock Market Index Trust	244,295	100,249	—	344,544
The Distributor voluntarily agreed to waive 0.06%, 0.08%, 0.09%, 0.07% and 0.02% of its Rule 12b-1 fee for Series II of American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust and American International Trust, respectively.
For the year ended December 31, 2020, the waivers under these agreements amounted to:
Portfolio	Series ll
American Asset Allocation Trust	$541,267
American Global Growth Trust	125,043
American Growth Trust	574,951
American Growth-Income Trust	340,722
American International Trust	56,877
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the portfolios, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the portfolios to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statements of operations. The portfolios' activity in this program during the period for which loans were outstanding was as follows:
Portfolio	Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Capital Appreciation Trust	Borrower	$14,083,333	6	0.823	$(1,931)
Emerging Markets Value Trust	Borrower	4,512,730	6	1.033	(777)
International Equity Index Trust	Borrower	5,003,974	4	1.070	(595)
International Small Company Trust	Borrower	2,295,739	5	0.670	(214)
Strategic Equity Allocation Trust	Borrower	16,400,000	4	0.568	(1,035)
500 Index Trust	Lender	4,566,667	3	0.622	237
Blue Chip Growth Trust	Lender	13,214,286	7	0.574	1,475
Capital Appreciation Trust	Lender	2,924,494	4	0.815	265
Capital Appreciation Value Trust	Lender	14,494,989	7	1.198	3,377
Emerging Markets Value Trust	Lender	1,250,000	4	1.304	181
Equity Income Trust	Lender	10,173,668	6	0.674	1,142
Fundamental All Cap Core Trust	Lender	10,403,571	2	0.582	336
Fundamental Large Cap Value Trust	Lender	25,000,000	1	0.525	365
Health Sciences Trust	Lender	1,920,000	5	1.129	301
International Equity Index Trust	Lender	3,058,099	5	0.609	259
International Small Company Trust	Lender	1,300,000	1	0.525	19
Mid Cap Index Trust	Lender	5,560,118	3	0.595	276
Mid Cap Stock Trust	Lender	18,596,568	11	0.843	4,787
Mid Value Trust	Lender	4,485,955	4	0.596	297
Real Estate Securities Trust	Lender	3,000,000	3	0.670	167
Science and Technology Trust	Lender	8,847,097	10	0.789	1,938
Small Cap Index Trust	Lender	4,601,214	5	0.898	574
Small Cap Stock Trust	Lender	6,893,187	3	0.609	350
Small Cap Value Trust	Lender	5,866,667	6	0.720	704
Small Company Value Trust	Lender	2,866,667	3	0.851	203
Strategic Equity Allocation Trust	Lender	5,978,000	5	0.605	503
Total Stock Market Index Trust	Lender	4,056,845	4	0.579	261
156

6.  Portfolio share transactions
Transactions in portfolios' shares for the years ended December 31, 2020 and 2019 were as follows:
500 Index Trust	Year Ended 12-31-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	5,921,233	$218,381,029	6,532,764	$227,918,497
Distributions reinvested	3,620,049	140,819,888	3,277,304	114,483,310
Repurchased	(9,756,329)	(365,725,383)	(11,011,318)	(385,798,017)
Net decrease	(215,047)	$(6,524,466)	(1,201,250)	$(43,396,210)
Series II shares
Sold	278,601	$10,159,140	214,757	$7,383,870
Distributions reinvested	63,871	2,486,486	62,768	2,189,403
Repurchased	(573,009)	(20,761,569)	(435,836)	(15,073,230)
Net decrease	(230,537)	$(8,115,943)	(158,311)	$(5,499,957)
Series NAV shares
Sold	2,481,106	$89,192,287	4,090,962	$139,652,620
Distributions reinvested	2,106,519	81,922,505	1,884,006	65,880,834
Repurchased	(6,996,982)	(265,504,963)	(4,823,518)	(167,072,723)
Net increase (decrease)	(2,409,357)	$(94,390,171)	1,151,450	$38,460,731
Total net decrease	(2,854,941)	$(109,030,580)	(208,111)	$(10,435,436)
American Asset Allocation Trust	Year Ended 12-31-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,019,869	$12,392,769	1,022,859	$12,981,867
Distributions reinvested	3,555,563	40,739,656	2,988,797	35,660,410
Repurchased	(1,692,942)	(20,650,720)	(1,812,365)	(22,878,366)
Net increase	2,882,490	$32,481,705	2,199,291	$25,763,911
Series II shares
Sold	48,549	$606,953	34,305	$437,762
Distributions reinvested	10,249,020	117,374,226	9,669,457	115,308,474
Repurchased	(9,405,795)	(114,753,634)	(11,726,845)	(148,594,269)
Net increase (decrease)	891,774	$3,227,545	(2,023,083)	$(32,848,033)
Series III shares
Sold	3,781	$48,472	7,756	$95,969
Distributions reinvested	1,372,797	15,804,385	1,241,774	14,871,729
Repurchased	(920,846)	(11,348,696)	(1,355,023)	(17,224,974)
Net increase (decrease)	455,732	$4,504,161	(105,493)	$(2,257,276)
Total net increase (decrease)	4,229,996	$40,213,411	70,715	$(9,341,398)
American Global Growth Trust	Year Ended 12-31-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	310,211	$5,619,188	429,891	$6,571,028
Distributions reinvested	146,182	2,575,727	169,659	2,526,375
Repurchased	(169,318)	(2,780,771)	(207,797)	(3,228,078)
Net increase	287,075	$5,414,144	391,753	$5,869,325
Series II shares
Sold	227,622	$3,274,179	92,188	$1,384,129
Distributions reinvested	721,701	12,658,629	1,099,494	16,298,156
Repurchased	(2,012,493)	(34,683,183)	(1,917,085)	(30,184,284)
Net decrease	(1,063,170)	$(18,750,375)	(725,403)	$(12,501,999)
Series III shares
Sold	16,897	$235,937	24,026	$354,427
Distributions reinvested	132,412	2,331,770	210,048	3,132,388
Repurchased	(341,858)	(6,017,003)	(403,235)	(6,413,824)
Net decrease	(192,549)	$(3,449,296)	(169,161)	$(2,927,009)
Total net decrease	(968,644)	$(16,785,527)	(502,811)	$(9,559,683)
157

Portfolio share transactions, continued

American Growth Trust	Year Ended 12-31-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	821,756	$15,732,978	391,023	$6,941,665
Distributions reinvested	1,156,818	23,055,381	1,612,775	25,367,495
Repurchased	(1,203,164)	(22,705,775)	(885,179)	(15,632,004)
Net increase	775,410	$16,082,584	1,118,619	$16,677,156
Series II shares
Sold	346,084	$5,659,635	239,293	$3,789,356
Distributions reinvested	4,176,618	82,362,899	7,166,014	111,654,357
Repurchased	(8,441,352)	(169,764,408)	(6,773,099)	(119,985,502)
Net increase (decrease)	(3,918,650)	$(81,741,874)	632,208	$(4,541,789)
Series III shares
Sold	1,274	$24,568	67,950	$1,074,481
Distributions reinvested	589,786	11,683,659	1,059,725	16,606,770
Repurchased	(1,359,161)	(27,453,411)	(1,000,737)	(17,800,517)
Net increase (decrease)	(768,101)	$(15,745,184)	126,938	$(119,266)
Total net increase (decrease)	(3,911,341)	$(81,404,474)	1,877,765	$12,016,101
American Growth-Income Trust	Year Ended 12-31-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	183,326	$2,819,280	716,917	$11,742,064
Distributions reinvested	2,764,183	40,231,022	2,333,029	35,649,903
Repurchased	(1,756,412)	(27,399,881)	(1,387,641)	(22,804,389)
Net increase	1,191,097	$15,650,421	1,662,305	$24,587,578
Series II shares
Sold	1,974,037	$26,190,185	59,512	$905,933
Distributions reinvested	4,911,020	71,054,364	4,490,864	68,246,297
Repurchased	(5,204,133)	(81,022,078)	(5,608,753)	(91,739,310)
Net increase (decrease)	1,680,924	$16,222,471	(1,058,377)	$(22,587,080)
Series III shares
Sold	573,376	$7,554,893	74,855	$1,143,726
Distributions reinvested	1,975,364	28,815,935	1,780,781	27,243,551
Repurchased	(1,812,495)	(28,414,367)	(2,099,395)	(34,537,780)
Net increase (decrease)	736,245	$7,956,461	(243,759)	$(6,150,503)
Total net increase (decrease)	3,608,266	$39,829,353	360,169	$(4,150,005)
American International Trust	Year Ended 12-31-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,438,799	$26,075,864	1,408,193	$27,321,245
Distributions reinvested	396,009	7,212,200	561,497	10,130,936
Repurchased	(805,159)	(14,834,306)	(1,802,811)	(34,941,632)
Net increase	1,029,649	$18,453,758	166,879	$2,510,549
Series II shares
Sold	1,542,713	$23,168,571	373,582	$7,069,682
Distributions reinvested	769,296	13,936,196	1,360,042	24,456,447
Repurchased	(3,167,568)	(60,331,815)	(3,046,517)	(59,027,446)
Net decrease	(855,559)	$(23,227,048)	(1,312,893)	$(27,501,317)
Series III shares
Sold	180,478	$2,688,570	53,912	$1,016,938
Distributions reinvested	100,503	1,844,292	169,412	3,060,600
Repurchased	(376,456)	(7,258,610)	(347,941)	(6,741,951)
Net decrease	(95,475)	$(2,725,748)	(124,617)	$(2,664,413)
Total net increase (decrease)	78,615	$(7,499,038)	(1,270,631)	$(27,655,181)
Blue Chip Growth Trust	Year Ended 12-31-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	103,392	$4,005,098	75,849	$2,592,884
Distributions reinvested	1,276,533	48,329,550	1,424,381	45,466,250
Repurchased	(1,275,024)	(47,690,215)	(1,411,306)	(49,068,899)
Net increase (decrease)	104,901	$4,644,433	88,924	$(1,009,765)
158

Portfolio share transactions, continued

Blue Chip Growth Trust, Cont'd	Year Ended 12-31-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series II shares
Sold	142,636	$5,254,705	109,809	$3,582,069
Distributions reinvested	544,652	19,738,173	623,042	19,195,927
Repurchased	(816,093)	(28,963,362)	(781,338)	(26,338,061)
Net decrease	(128,805)	$(3,970,484)	(48,487)	$(3,560,065)
Series NAV shares
Sold	1,689,367	$59,372,907	1,681,023	$59,436,282
Distributions reinvested	5,928,792	224,760,504	7,320,704	233,823,292
Repurchased	(11,896,286)	(432,880,813)	(8,286,991)	(289,782,040)
Net increase (decrease)	(4,278,127)	$(148,747,402)	714,736	$3,477,534
Total net increase (decrease)	(4,302,031)	$(148,073,453)	755,173	$(1,092,296)
Capital Appreciation Trust	Year Ended 12-31-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	922,678	$5,895,320	59,213	$333,599
Distributions reinvested	3,527,777	24,024,161	25,246,892	122,447,426
Repurchased	(4,901,499)	(30,940,634)	(3,047,062)	(26,205,093)
Net increase (decrease)	(451,044)	$(1,021,153)	22,259,043	$96,575,932
Series II shares
Sold	1,232,228	$6,883,127	144,996	$1,258,247
Distributions reinvested	1,545,840	9,104,998	9,974,663	42,591,813
Repurchased	(3,025,254)	(16,804,159)	(1,281,957)	(11,393,583)
Net increase (decrease)	(247,186)	$(816,034)	8,837,702	$32,456,477
Series NAV shares
Sold	5,259,711	$34,080,171	1,139,450	$11,944,328
Distributions reinvested	4,692,330	32,189,382	35,016,339	170,879,733
Repurchased	(12,080,769)	(76,240,730)	(7,281,757)	(92,723,687)
Net increase (decrease)	(2,128,728)	$(9,971,177)	28,874,032	$90,100,374
Total net increase (decrease)	(2,826,958)	$(11,808,364)	59,970,777	$219,132,783
Capital Appreciation Value Trust	Year Ended 12-31-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	103,645	$1,297,857	311,965	$3,805,201
Distributions reinvested	41,423	514,065	46,256	552,889
Repurchased	(269,017)	(3,161,091)	(83,765)	(1,045,634)
Net increase (decrease)	(123,949)	$(1,349,169)	274,456	$3,312,456
Series II shares
Sold	214,189	$2,803,112	133,545	$1,596,726
Distributions reinvested	1,993,970	24,625,527	1,730,382	20,553,703
Repurchased	(2,930,899)	(36,750,743)	(3,444,935)	(41,973,532)
Net decrease	(722,740)	$(9,322,104)	(1,581,008)	$(19,823,103)
Series NAV shares
Sold	1,440,088	$18,173,546	1,731,611	$20,821,721
Distributions reinvested	1,061,455	13,130,202	745,838	8,894,092
Repurchased	(953,562)	(11,983,369)	(639,545)	(7,845,921)
Net increase	1,547,981	$19,320,379	1,837,904	$21,869,892
Total net increase	701,292	$8,649,106	531,352	$5,359,245
Disciplined Value International Trust	Year Ended 12-31-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	160,080	$1,770,429	92,415	$1,169,584
Distributions reinvested	130,430	1,438,637	188,213	2,273,210
Repurchased	(810,267)	(9,167,346)	(978,754)	(12,187,305)
Net decrease	(519,757)	$(5,958,280)	(698,126)	$(8,744,511)
Series II shares
Sold	197,958	$2,235,610	125,163	$1,577,526
Distributions reinvested	71,958	793,702	104,956	1,264,651
Repurchased	(601,995)	(6,890,451)	(604,049)	(7,525,472)
Net decrease	(332,079)	$(3,861,139)	(373,930)	$(4,683,295)
159

Portfolio share transactions, continued

Disciplined Value International Trust, Cont'd	Year Ended 12-31-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	939,068	$9,869,347	1,075,730	$13,240,917
Distributions reinvested	316,378	3,461,172	412,717	4,950,303
Repurchased	(1,316,739)	(15,073,683)	(1,883,279)	(23,361,667)
Net decrease	(61,293)	$(1,743,164)	(394,832)	$(5,170,447)
Total net decrease	(913,129)	$(11,562,583)	(1,466,888)	$(18,598,253)
Emerging Markets Value Trust	Year Ended 12-31-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	49,767	$392,560	69,047	$637,942
Distributions reinvested	15,181	124,789	21,521	183,544
Repurchased	(78,579)	(672,630)	(248,607)	(2,324,039)
Net decrease	(13,631)	$(155,281)	(158,039)	$(1,502,553)
Series II shares
Sold	397,541	$2,947,587	256,843	$2,391,789
Distributions reinvested	77,731	638,953	119,557	1,015,180
Repurchased	(707,653)	(5,949,846)	(667,341)	(6,137,887)
Net decrease	(232,381)	$(2,363,306)	(290,941)	$(2,730,918)
Series NAV shares
Sold	3,074,065	$25,601,816	3,324,426	$30,941,554
Distributions reinvested	495,136	4,060,113	680,259	5,795,262
Repurchased	(3,681,539)	(30,189,053)	(2,616,401)	(24,074,737)
Net increase (decrease)	(112,338)	$(527,124)	1,388,284	$12,662,079
Total net increase (decrease)	(358,350)	$(3,045,711)	939,304	$8,428,608
Equity Income Trust	Year Ended 12-31-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	193,014	$2,401,652	25,371	$379,742
Issued in reorganization (Note 13)	—	—	1,545,234	22,891,772
Distributions reinvested	1,847,720	21,710,712	1,767,517	24,882,744
Repurchased	(2,281,367)	(30,245,963)	(2,500,200)	(37,547,032)
Net increase (decrease)	(240,633)	$(6,133,599)	837,922	$10,607,226
Series II shares
Sold	286,348	$3,459,695	54,646	$823,878
Issued in reorganization (Note 13)	—	—	990,731	14,574,211
Distributions reinvested	981,536	11,464,344	921,318	12,879,006
Repurchased	(1,499,805)	(19,362,150)	(1,145,329)	(17,169,159)
Net increase (decrease)	(231,921)	$(4,438,111)	821,366	$11,107,936
Series NAV shares
Sold	9,349,611	$108,715,328	3,698,438	$55,949,915
Issued in reorganization (Note 13)	—	—	2,403,818	35,420,253
Distributions reinvested	9,907,677	115,622,593	9,827,425	137,609,946
Repurchased	(21,503,462)	(275,145,296)	(15,149,475)	(226,833,029)
Net increase (decrease)	(2,246,174)	$(50,807,375)	780,206	$2,147,085
Total net increase (decrease)	(2,718,728)	$(61,379,085)	2,439,494	$23,862,247
Financial Industries Trust	Year Ended 12-31-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	877,874	$10,042,802	385,251	$5,201,002
Distributions reinvested	845,030	9,295,328	945,515	11,925,607
Repurchased	(2,474,960)	(29,795,596)	(3,423,941)	(45,940,481)
Net decrease	(752,056)	$(10,457,466)	(2,093,175)	$(28,813,872)
Series II shares
Sold	99,663	$1,101,630	89,293	$1,205,500
Distributions reinvested	130,970	1,427,577	121,609	1,518,753
Repurchased	(264,244)	(3,067,024)	(252,409)	(3,412,937)
Net decrease	(33,611)	$(537,817)	(41,507)	$(688,684)
160

Portfolio share transactions, continued

Financial Industries Trust, Cont'd	Year Ended 12-31-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	126,550	$1,528,459	117,491	$1,595,025
Distributions reinvested	219,720	2,408,134	203,769	2,564,657
Repurchased	(418,969)	(4,977,404)	(781,078)	(10,690,862)
Net decrease	(72,699)	$(1,040,811)	(459,818)	$(6,531,180)
Total net decrease	(858,366)	$(12,036,094)	(2,594,500)	$(36,033,736)
Fundamental All Cap Core Trust	Year Ended 12-31-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	187,477	$4,449,273	202,406	$4,727,730
Distributions reinvested	134,814	3,553,697	474,227	10,336,027
Repurchased	(1,211,487)	(29,521,410)	(2,019,701)	(46,189,294)
Net decrease	(889,196)	$(21,518,440)	(1,343,068)	$(31,125,537)
Series II shares
Sold	41,530	$961,810	96,821	$2,097,686
Distributions reinvested	53,929	1,417,804	169,381	3,673,516
Repurchased	(372,864)	(9,505,554)	(394,134)	(9,192,532)
Net decrease	(277,405)	$(7,125,940)	(127,932)	$(3,421,330)
Series NAV shares
Sold	385,095	$8,567,156	6,146,957	$151,866,579
Distributions reinvested	2,196,683	58,278,006	5,898,621	129,469,175
Repurchased	(4,910,060)	(124,884,034)	(11,493,277)	(276,505,328)
Net increase (decrease)	(2,328,282)	$(58,038,872)	552,301	$4,830,426
Total net decrease	(3,494,883)	$(86,683,252)	(918,699)	$(29,716,441)
Fundamental Large Cap Value Trust	Year Ended 12-31-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	260,365	$5,407,923	235,479	$4,977,288
Distributions reinvested	489,839	10,560,919	521,761	10,970,767
Repurchased	(2,625,547)	(56,668,522)	(4,231,566)	(89,163,348)
Net decrease	(1,875,343)	$(40,699,680)	(3,474,326)	$(73,215,293)
Series II shares
Sold	285,956	$5,309,493	11,747	$225,510
Distributions reinvested	186,839	4,060,006	192,899	4,073,009
Repurchased	(1,194,985)	(26,215,465)	(1,652,051)	(35,037,469)
Net decrease	(722,190)	$(16,845,966)	(1,447,405)	$(30,738,950)
Series NAV shares
Sold	1,300,305	$26,713,513	320,143	$6,769,552
Distributions reinvested	153,022	3,300,686	117,758	2,482,579
Repurchased	(679,102)	(14,888,265)	(733,693)	(15,405,358)
Net increase (decrease)	774,225	$15,125,934	(295,792)	$(6,153,227)
Total net decrease	(1,823,308)	$(42,419,712)	(5,217,523)	$(110,107,470)
Global Trust	Year Ended 12-31-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	182,495	$2,986,832	132,181	$2,577,538
Issued in reorganization (Note 13)	7,506,500	144,970,081	—	—
Distributions reinvested	120,446	2,255,953	365,934	6,672,908
Repurchased	(818,580)	(15,582,367)	(1,061,216)	(20,541,092)
Net increase (decrease)	6,990,861	$134,630,499	(563,101)	$(11,290,646)
Series II shares
Sold	26,836	$508,580	72,348	$1,401,014
Distributions reinvested	27,029	503,822	95,341	1,727,306
Repurchased	(301,261)	(5,486,252)	(329,590)	(6,370,225)
Net decrease	(247,396)	$(4,473,850)	(161,901)	$(3,241,905)
161

Portfolio share transactions, continued

Global Trust, Cont'd	Year Ended 12-31-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	116,006	$2,128,612	194,275	$3,766,254
Distributions reinvested	47,706	892,097	132,876	2,423,082
Repurchased	(217,447)	(4,104,092)	(259,969)	(5,041,983)
Net increase (decrease)	(53,735)	$(1,083,383)	67,182	$1,147,353
Total net increase (decrease)	6,689,730	$129,073,266	(657,820)	$(13,385,198)
Health Sciences Trust	Year Ended 12-31-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	200,168	$5,431,964	168,459	$4,234,763
Distributions reinvested	267,269	7,609,149	326,048	7,776,245
Repurchased	(542,151)	(15,438,390)	(2,171,656)	(52,200,188)
Net decrease	(74,714)	$(2,397,277)	(1,677,149)	$(40,189,180)
Series II shares
Sold	232,708	$5,820,723	65,061	$1,474,444
Distributions reinvested	335,724	8,601,256	250,086	5,441,861
Repurchased	(447,561)	(11,330,166)	(590,284)	(13,709,684)
Net increase (decrease)	120,871	$3,091,813	(275,137)	$(6,793,379)
Series NAV shares
Sold	360,720	$10,488,088	228,294	$5,932,600
Distributions reinvested	506,196	14,689,821	364,979	8,850,750
Repurchased	(479,739)	(13,754,589)	(472,890)	(12,173,256)
Net increase	387,177	$11,423,320	120,383	$2,610,094
Total net increase (decrease)	433,334	$12,117,856	(1,831,903)	$(44,372,465)
International Equity Index Trust	Year Ended 12-31-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	930,796	$15,948,275	851,650	$14,428,467
Issued in reorganization (Note 13)	—	—	492,107	8,776,422
Distributions reinvested	644,937	10,938,135	480,924	8,239,652
Repurchased	(2,744,009)	(45,556,909)	(3,790,651)	(65,507,937)
Net decrease	(1,168,276)	$(18,670,499)	(1,965,970)	$(34,063,396)
Series II shares
Sold	92,935	$1,554,558	15,938	$273,095
Issued in reorganization (Note 13)	—	—	521,277	9,297,700
Distributions reinvested	38,661	656,853	23,165	400,097
Repurchased	(192,743)	(3,157,110)	(219,874)	(3,793,213)
Net increase (decrease)	(61,147)	$(945,699)	340,506	$6,177,679
Series NAV shares
Sold	1,487,526	$25,201,951	2,108,194	$36,470,380
Issued in reorganization (Note 13)	—	—	2,544,832	45,384,246
Distributions reinvested	875,406	14,838,122	584,233	10,031,123
Repurchased	(2,644,943)	(45,231,553)	(1,602,156)	(27,502,625)
Net increase (decrease)	(282,011)	$(5,191,480)	3,635,103	$64,383,124
Total net increase (decrease)	(1,511,434)	$(24,807,678)	2,009,639	$36,497,407
International Small Company Trust	Year Ended 12-31-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	39,450	$474,755	30,856	$431,000
Distributions reinvested	100,036	1,259,454	130,516	1,651,715
Repurchased	(257,699)	(3,259,266)	(264,134)	(3,576,759)
Net decrease	(118,213)	$(1,525,057)	(102,762)	$(1,494,044)
Series II shares
Sold	89,275	$1,185,643	24,507	$334,011
Distributions reinvested	52,312	658,088	66,147	834,544
Repurchased	(164,676)	(2,044,024)	(188,113)	(2,564,099)
Net decrease	(23,089)	$(200,293)	(97,459)	$(1,395,544)
162

Portfolio share transactions, continued

International Small Company Trust, Cont'd	Year Ended 12-31-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	573,793	$6,819,431	627,862	$8,359,623
Distributions reinvested	284,133	3,580,074	347,143	4,399,411
Repurchased	(849,215)	(10,833,196)	(1,798,637)	(25,133,345)
Net increase (decrease)	8,711	$(433,691)	(823,632)	$(12,374,311)
Total net decrease	(132,591)	$(2,159,041)	(1,023,853)	$(15,263,899)
Lifestyle Aggressive Portfolio	Year Ended 12-31-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	10,307	$144,039	14,148	$211,298
Distributions reinvested	17,216	253,972	18,435	266,416
Repurchased	(90,709)	(1,393,030)	(20,282)	(305,193)
Net increase (decrease)	(63,186)	$(995,019)	12,301	$172,521
Series II shares
Sold	198,324	$2,587,316	51,466	$786,252
Distributions reinvested	93,479	1,374,139	85,711	1,233,266
Repurchased	(369,668)	(5,270,529)	(276,651)	(4,163,380)
Net decrease	(77,865)	$(1,309,074)	(139,474)	$(2,143,862)
Series NAV shares
Sold	357,436	$5,274,166	288,038	$4,216,198
Distributions reinvested	103,360	1,524,531	66,731	965,916
Repurchased	(320,376)	(4,898,952)	(207,862)	(3,091,948)
Net increase	140,420	$1,899,745	146,907	$2,090,166
Total net increase (decrease)	(631)	$(404,348)	19,734	$118,825
Lifestyle Balanced Portfolio	Year Ended 12-31-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	359,279	$5,657,155	233,079	$3,492,199
Distributions reinvested	139,133	2,212,734	114,728	1,734,567
Repurchased	(434,863)	(6,537,668)	(235,026)	(3,524,241)
Net increase	63,549	$1,332,221	112,781	$1,702,525
Series II shares
Sold	8,138,103	$124,512,209	3,027,995	$44,388,181
Distributions reinvested	3,147,016	50,051,972	2,603,648	39,360,460
Repurchased	(8,461,923)	(122,726,712)	(6,626,567)	(99,801,181)
Net increase (decrease)	2,823,196	$51,837,469	(994,924)	$(16,052,540)
Series NAV shares
Sold	942,803	$14,741,841	738,793	$11,020,003
Distributions reinvested	470,145	7,473,357	348,058	5,259,897
Repurchased	(456,097)	(7,109,453)	(185,115)	(2,769,253)
Net increase	956,851	$15,105,745	901,736	$13,510,647
Total net increase (decrease)	3,843,596	$68,275,435	19,593	$(839,368)
Lifestyle Conservative Portfolio	Year Ended 12-31-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	520,129	$7,319,025	253,049	$3,390,657
Distributions reinvested	53,824	771,879	36,348	497,311
Repurchased	(334,619)	(4,659,629)	(283,729)	(3,850,601)
Net increase	239,334	$3,431,275	5,668	$37,367
Series II shares
Sold	4,057,176	$56,829,785	2,321,949	$31,520,818
Distributions reinvested	659,031	9,455,527	472,741	6,472,163
Repurchased	(2,705,610)	(38,146,901)	(3,348,558)	(45,240,825)
Net increase (decrease)	2,010,597	$28,138,411	(553,868)	$(7,247,844)
163

Portfolio share transactions, continued

Lifestyle Conservative Portfolio, Cont'd	Year Ended 12-31-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	524,681	$7,533,847	53,084	$726,092
Distributions reinvested	28,676	411,202	12,364	169,045
Repurchased	(237,820)	(3,399,644)	(117,741)	(1,588,194)
Net increase (decrease)	315,537	$4,545,405	(52,293)	$(693,057)
Total net increase (decrease)	2,565,468	$36,115,091	(600,493)	$(7,903,534)
Lifestyle Growth Portfolio	Year Ended 12-31-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	478,268	$7,983,782	265,861	$4,366,214
Distributions reinvested	988,609	16,683,731	853,804	13,858,383
Repurchased	(1,437,751)	(23,610,633)	(1,796,151)	(29,607,112)
Net increase (decrease)	29,126	$1,056,880	(676,486)	$(11,382,515)
Series II shares
Sold	6,116,415	$101,042,598	1,907,927	$30,004,167
Distributions reinvested	23,030,720	388,074,250	20,815,217	337,431,607
Repurchased	(43,922,767)	(716,089,958)	(45,198,661)	(744,863,682)
Net decrease	(14,775,632)	$(226,973,110)	(22,475,517)	$(377,427,908)
Series NAV shares
Sold	1,568,699	$26,088,516	1,504,936	$24,689,923
Distributions reinvested	1,997,743	33,722,560	1,532,430	24,891,945
Repurchased	(1,243,416)	(20,476,111)	(1,356,283)	(22,245,645)
Net increase	2,323,026	$39,334,965	1,681,083	$27,336,223
Total net decrease	(12,423,480)	$(186,581,265)	(21,470,920)	$(361,474,200)
Lifestyle Moderate Portfolio	Year Ended 12-31-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	204,658	$3,075,944	116,881	$1,714,433
Distributions reinvested	48,127	741,472	34,106	500,237
Repurchased	(152,179)	(2,217,252)	(110,753)	(1,591,294)
Net increase	100,606	$1,600,164	40,234	$623,376
Series II shares
Sold	3,415,787	$51,266,722	1,892,016	$27,154,283
Distributions reinvested	1,006,770	15,517,113	758,122	11,119,060
Repurchased	(3,072,543)	(43,987,991)	(2,991,265)	(43,649,333)
Net increase (decrease)	1,350,014	$22,795,844	(341,127)	$(5,375,990)
Series NAV shares
Sold	419,117	$6,367,573	363,284	$5,301,827
Distributions reinvested	120,007	1,848,646	85,051	1,247,725
Repurchased	(339,395)	(5,021,374)	(95,649)	(1,389,695)
Net increase	199,729	$3,194,845	352,686	$5,159,857
Total net increase	1,650,349	$27,590,853	51,793	$407,243
Mid Cap Index Trust	Year Ended 12-31-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	612,824	$10,117,174	478,572	$10,178,834
Distributions reinvested	5,773,435	105,191,983	5,363,451	105,232,057
Repurchased	(8,678,002)	(167,035,907)	(11,541,130)	(239,083,699)
Net decrease	(2,291,743)	$(51,726,750)	(5,699,107)	$(123,672,808)
Series II shares
Sold	44,091	$694,714	6,545	$136,635
Distributions reinvested	383,728	6,949,314	323,706	6,305,436
Repurchased	(562,204)	(10,661,059)	(554,078)	(11,698,619)
Net decrease	(134,385)	$(3,017,031)	(223,827)	$(5,256,548)
164

Portfolio share transactions, continued

Mid Cap Index Trust, Cont'd	Year Ended 12-31-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	1,980,024	$37,546,279	1,771,324	$36,731,232
Distributions reinvested	1,338,404	24,385,729	1,057,600	20,759,382
Repurchased	(2,646,056)	(52,461,826)	(1,425,984)	(29,948,550)
Net increase	672,372	$9,470,182	1,402,940	$27,542,064
Total net decrease	(1,753,756)	$(45,273,599)	(4,519,994)	$(101,387,292)
Mid Cap Stock Trust	Year Ended 12-31-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	98,756	$2,052,636	120,953	$2,146,302
Distributions reinvested	1,136,605	26,323,767	1,442,983	25,136,769
Repurchased	(1,579,565)	(34,220,879)	(1,284,747)	(24,204,910)
Net increase (decrease)	(344,204)	$(5,844,476)	279,189	$3,078,161
Series II shares
Sold	166,453	$3,272,229	108,518	$1,986,079
Distributions reinvested	694,907	14,718,135	852,374	13,765,842
Repurchased	(982,712)	(19,296,684)	(786,521)	(13,823,855)
Net increase (decrease)	(121,352)	$(1,306,320)	174,371	$1,928,066
Series NAV shares
Sold	2,745,766	$52,818,802	1,181,051	$23,081,899
Distributions reinvested	2,903,582	68,553,560	4,344,905	76,948,260
Repurchased	(11,001,058)	(226,547,696)	(4,751,760)	(90,856,354)
Net increase (decrease)	(5,351,710)	$(105,175,334)	774,196	$9,173,805
Total net increase (decrease)	(5,817,266)	$(112,326,130)	1,227,756	$14,180,032
Mid Value Trust	Year Ended 12-31-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	447,317	$4,046,977	383,523	$3,775,441
Distributions reinvested	855,678	7,529,965	3,860,236	33,906,677
Repurchased	(5,297,461)	(46,155,571)	(5,026,296)	(49,515,506)
Net decrease	(3,994,466)	$(34,578,629)	(782,537)	$(11,833,388)
Series II shares
Sold	76,233	$596,114	54,462	$532,053
Distributions reinvested	181,778	1,603,282	768,136	6,743,864
Repurchased	(792,572)	(6,794,326)	(750,656)	(7,501,234)
Net increase (decrease)	(534,561)	$(4,594,930)	71,942	$(225,317)
Series NAV shares
Sold	4,439,383	$33,012,684	1,441,630	$14,526,157
Distributions reinvested	1,488,463	13,009,167	6,088,942	53,125,303
Repurchased	(11,448,285)	(97,593,630)	(6,023,921)	(60,094,216)
Net increase (decrease)	(5,520,439)	$(51,571,779)	1,506,651	$7,557,244
Total net increase (decrease)	(10,049,466)	$(90,745,338)	796,056	$(4,501,461)
Real Estate Securities Trust	Year Ended 12-31-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	123,621	$2,813,924	80,484	$1,755,461
Distributions reinvested	476,394	8,384,536	89,474	2,064,156
Repurchased	(478,981)	(9,519,121)	(452,489)	(9,969,927)
Net increase (decrease)	121,034	$1,679,339	(282,531)	$(6,150,310)
Series II shares
Sold	106,885	$2,137,414	80,916	$1,843,155
Distributions reinvested	253,148	4,452,874	46,250	1,066,978
Repurchased	(380,052)	(7,521,677)	(294,940)	(6,564,845)
Net decrease	(20,019)	$(931,389)	(167,774)	$(3,654,712)
165

Portfolio share transactions, continued

Real Estate Securities Trust, Cont'd	Year Ended 12-31-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	603,549	$11,525,082	928,367	$20,582,482
Distributions reinvested	1,741,969	30,449,623	314,307	7,207,059
Repurchased	(1,612,099)	(33,721,171)	(1,230,776)	(27,318,838)
Net increase	733,419	$8,253,534	11,898	$470,703
Total net increase (decrease)	834,434	$9,001,484	(438,407)	$(9,334,319)
Science & Technology Trust	Year Ended 12-31-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	2,182,944	$74,009,543	1,004,358	$30,356,331
Distributions reinvested	2,221,111	80,848,453	4,476,686	121,349,094
Repurchased	(4,503,526)	(147,635,681)	(6,004,954)	(174,008,607)
Net increase (decrease)	(99,471)	$7,222,315	(523,910)	$(22,303,182)
Series II shares
Sold	427,671	$13,551,802	223,178	$6,307,345
Distributions reinvested	222,328	7,556,916	393,736	10,044,205
Repurchased	(625,532)	(19,389,051)	(517,273)	(14,704,697)
Net increase	24,467	$1,719,667	99,641	$1,646,853
Series NAV shares
Sold	692,480	$24,440,429	295,414	$8,919,732
Distributions reinvested	317,019	11,723,380	507,441	13,954,810
Repurchased	(571,759)	(19,249,000)	(277,659)	(8,377,971)
Net increase	437,740	$16,914,809	525,196	$14,496,571
Total net increase (decrease)	362,736	$25,856,791	100,927	$(6,159,758)
Small Cap Index Trust	Year Ended 12-31-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,435,525	$18,707,386	1,538,360	$23,115,935
Distributions reinvested	2,233,603	29,595,245	3,161,658	42,614,555
Repurchased	(4,578,414)	(60,901,980)	(4,964,180)	(71,348,627)
Net decrease	(909,286)	$(12,599,349)	(264,162)	$(5,618,137)
Series II shares
Sold	60,163	$688,288	42,885	$640,065
Distributions reinvested	191,866	2,524,960	254,654	3,406,955
Repurchased	(381,841)	(5,281,043)	(378,451)	(5,616,740)
Net decrease	(129,812)	$(2,067,795)	(80,912)	$(1,569,720)
Series NAV shares
Sold	1,410,892	$18,063,257	2,481,425	$35,866,175
Distributions reinvested	947,659	12,565,960	1,013,061	13,681,920
Repurchased	(4,136,301)	(59,821,934)	(2,169,624)	(32,753,975)
Net increase (decrease)	(1,777,750)	$(29,192,717)	1,324,862	$16,794,120
Total net increase (decrease)	(2,816,848)	$(43,859,861)	979,788	$9,606,263
Small Cap Opportunities Trust	Year Ended 12-31-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	44,823	$837,166	7,667	$187,888
Distributions reinvested	203,462	4,400,886	308,774	6,999,905
Repurchased	(386,450)	(8,505,166)	(402,201)	(10,001,971)
Net decrease	(138,165)	$(3,267,114)	(85,760)	$(2,814,178)
Series II shares
Sold	49,408	$908,419	14,685	$357,576
Distributions reinvested	77,598	1,638,867	119,429	2,648,939
Repurchased	(212,108)	(4,685,305)	(212,169)	(5,221,659)
Net decrease	(85,102)	$(2,138,019)	(78,055)	$(2,215,144)
166

Portfolio share transactions, continued

Small Cap Opportunities Trust, Cont'd	Year Ended 12-31-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	177,026	$3,606,736	140,623	$3,516,968
Distributions reinvested	74,320	1,594,913	106,066	2,386,480
Repurchased	(120,645)	(2,682,580)	(263,190)	(6,318,050)
Net increase (decrease)	130,701	$2,519,069	(16,501)	$(414,602)
Total net decrease	(92,566)	$(2,886,064)	(180,316)	$(5,443,924)
Small Cap Stock Trust	Year Ended 12-31-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,964,872	$19,501,951	1,300,274	$13,466,519
Distributions reinvested	1,254,833	12,335,008	3,543,393	28,914,087
Repurchased	(2,805,463)	(24,221,348)	(2,725,433)	(26,203,738)
Net increase	414,242	$7,615,611	2,118,234	$16,176,868
Series II shares
Sold	256,688	$2,254,350	310,699	$2,986,317
Distributions reinvested	484,559	4,351,340	1,346,535	10,166,343
Repurchased	(1,074,533)	(8,912,272)	(678,918)	(6,451,292)
Net increase (decrease)	(333,286)	$(2,306,582)	978,316	$6,701,368
Series NAV shares
Sold	1,335,450	$13,980,624	1,346,275	$12,871,934
Distributions reinvested	2,350,557	23,599,592	5,833,197	48,473,871
Repurchased	(2,877,928)	(26,311,259)	(2,507,828)	(26,070,803)
Net increase	808,079	$11,268,957	4,671,644	$35,275,002
Total net increase	889,035	$16,577,986	7,768,194	$58,153,238
Small Cap Value Trust	Year Ended 12-31-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	575,380	$7,511,713	689,533	$11,814,350
Distributions reinvested	1,595,451	19,033,726	989,000	15,870,215
Repurchased	(2,791,403)	(38,320,748)	(3,238,129)	(56,174,248)
Net decrease	(620,572)	$(11,775,309)	(1,559,596)	$(28,489,683)
Series II shares
Sold	210,747	$2,684,744	33,604	$571,616
Distributions reinvested	209,719	2,483,074	120,007	1,908,109
Repurchased	(394,590)	(5,369,034)	(250,304)	(4,337,886)
Net increase (decrease)	25,876	$(201,216)	(96,693)	$(1,858,161)
Series NAV shares
Sold	7,518,846	$96,121,210	545,084	$9,440,239
Distributions reinvested	2,352,828	27,951,600	1,248,175	19,961,912
Repurchased	(4,435,738)	(57,635,557)	(2,867,952)	(50,147,172)
Net increase (decrease)	5,435,936	$66,437,253	(1,074,693)	$(20,745,021)
Total net increase (decrease)	4,841,240	$54,460,728	(2,730,982)	$(51,092,865)
Small Company Value Trust	Year Ended 12-31-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	131,706	$1,136,409	51,931	$625,553
Distributions reinvested	354,922	3,126,866	2,805,987	26,432,395
Repurchased	(784,978)	(7,120,221)	(464,830)	(6,903,059)
Net increase (decrease)	(298,350)	$(2,856,946)	2,393,088	$20,154,889
Series II shares
Sold	81,940	$587,391	48,744	$681,930
Distributions reinvested	303,681	2,547,886	2,450,175	22,076,078
Repurchased	(684,570)	(5,809,205)	(429,972)	(5,997,792)
Net increase (decrease)	(298,949)	$(2,673,928)	2,068,947	$16,760,216
167

Portfolio share transactions, continued

Small Company Value Trust, Cont'd	Year Ended 12-31-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	1,101,417	$8,710,384	684,070	$12,053,371
Distributions reinvested	386,010	3,377,586	2,683,866	25,120,984
Repurchased	(373,545)	(3,383,568)	(1,106,485)	(12,084,643)
Net increase	1,113,882	$8,704,402	2,261,451	$25,089,712
Total net increase	516,583	$3,173,528	6,723,486	$62,004,817
Strategic Equity Allocation Trust	Year Ended 12-31-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	21,176,427	$346,232,324	5,314,641	$99,902,610
Distributions reinvested	44,896,942	831,491,357	35,055,115	652,475,903
Repurchased	(100,319,007)	(1,907,703,990)	(103,266,757)	(1,996,432,127)
Net decrease	(34,245,638)	$(729,980,309)	(62,897,001)	$(1,244,053,614)
Total net decrease	(34,245,638)	$(729,980,309)	(62,897,001)	$(1,244,053,614)
Total Stock Market Index Trust	Year Ended 12-31-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,177,504	$27,244,563	794,554	$18,211,721
Distributions reinvested	2,159,217	50,331,351	2,038,252	44,922,485
Repurchased	(4,279,332)	(100,050,186)	(4,929,824)	(112,206,293)
Net decrease	(942,611)	$(22,474,272)	(2,097,018)	$(49,072,087)
Series II shares
Sold	41,003	$921,078	6,299	$144,624
Distributions reinvested	177,421	4,117,933	148,084	3,245,442
Repurchased	(205,885)	(4,918,636)	(276,139)	(6,316,772)
Net increase (decrease)	12,539	$120,375	(121,756)	$(2,926,706)
Series NAV shares
Sold	809,667	$18,270,330	1,263,331	$29,163,413
Distributions reinvested	853,927	19,905,047	651,560	14,367,455
Repurchased	(1,121,765)	(26,860,314)	(992,461)	(22,451,598)
Net increase	541,829	$11,315,063	922,430	$21,079,270
Total net decrease	(388,243)	$(11,038,834)	(1,296,344)	$(30,919,523)
Affiliates of the Trust owned 100% of shares of the portfolios, with the exception of Emerging Markets Value Trust and International Equity Index Trust, where affiliates owned 63.52% and 99.96% of Series NAV, respectively, and Emerging Markets Value Trust, Financial Industries Trust, Fundamental All Cap Core Trust and International Small Company Trust, where affiliates owned 99.87%, 94.72%, 99.81% and 97.59% of Series II, respectively, on December 31, 2020. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
7.  Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the year ended December 31, 2020:

Portfolio	Purchases	Sales
500 Index Trust	$244,212,336	$484,661,082
American Asset Allocation Trust	35,404,556	146,889,482
American Global Growth Trust	12,682,935	41,055,635
American Growth Trust	35,134,382	212,687,631
American Growth-Income Trust	74,152,404	139,677,171
American International Trust	47,306,155	76,717,150
Blue Chip Growth Trust	509,191,776	954,943,383
Capital Appreciation Trust	340,299,159	419,866,135
Capital Appreciation Value Trust	310,595,001	352,155,019
Disciplined Value International Trust	495,478,375	489,499,470
Emerging Markets Value Trust	50,416,224	52,333,523
Equity Income Trust	392,619,195	562,638,515
Financial Industries Trust	53,350,143	77,185,908
Fundamental All Cap Core Trust	351,263,032	528,924,752
Fundamental Large Cap Value Trust	251,604,432	321,204,079
Global Trust	219,238,331	221,667,041
Health Sciences Trust	105,389,241	125,472,788
168

Purchase and sale of securities, continued

Portfolio	Purchases	Sales
International Equity Index Trust	$35,065,763	$73,750,188
International Small Company Trust	14,235,420	20,941,848
Lifestyle Aggressive Portfolio	10,287,848	11,103,144
Lifestyle Balanced Portfolio	223,359,471	152,681,486
Lifestyle Conservative Portfolio	78,072,273	43,472,257
Lifestyle Growth Portfolio	729,989,033	923,902,674
Lifestyle Moderate Portfolio	80,775,944	53,704,297
Mid Cap Index Trust	154,164,561	321,532,884
Mid Cap Stock Trust	776,319,241	995,658,767
Mid Value Trust	199,971,473	286,426,135
Real Estate Securities Trust	548,118,891	579,115,918
Science & Technology Trust	986,501,513	1,042,573,456
Small Cap Index Trust	80,780,761	156,069,477
Small Cap Opportunities Trust	32,704,508	41,129,204
Small Cap Stock Trust	352,351,731	373,445,847
Small Cap Value Trust	136,828,826	131,784,944
Small Company Value Trust	38,209,366	41,970,213
Strategic Equity Allocation Trust	617,345,187	2,047,981,777
Total Stock Market Index Trust	12,688,650	70,586,721
8.  Investment in affiliated underlying funds
The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios' investment may represent a significant portion of each underlying funds’ net assets. At December 31, 2020, the following portfolios held 5% or more of the net assets of the underlying funds shown below:
Portfolio	Affiliated Class NAV	Percentage of underlying fund net assets
Lifestyle Balanced Portfolio	Select Bond Trust	7.2%
	Strategic Equity Allocation Trust	6.1%
Lifestyle Growth Portfolio	Strategic Equity Allocation Trust	47.9%
	Select Bond Trust	23.1%
Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
500 Index Trust
John Hancock Collateral Trust*	535,630	$35,112,410	$369,382,065	$(399,188,098)	$53,659	$(470)	$167,364	—	$5,359,566
Blue Chip Growth Trust
John Hancock Collateral Trust*	67,555	$22,232,407	$242,674,805	$(264,242,936)	$12,050	$(365)	$73,968	—	$675,961
Capital Appreciation Trust
John Hancock Collateral Trust*	1,146,759	$16,001,464	$250,148,316	$(254,667,147)	$(6,808)	$(1,240)	$39,002	—	$11,474,585
Capital Appreciation Value Trust
John Hancock Collateral Trust*	14,067	$9,357,920	$47,892,474	$(57,113,251)	$3,714	$(105)	$34,558	—	$140,752
Disciplined Value International Trust
John Hancock Collateral Trust*	173,602	$301,558	$84,739,220	$(83,308,201)	$4,568	$(66)	$52,365	—	$1,737,079
Emerging Markets Value Trust
John Hancock Collateral Trust*	396,559	$2,739,712	$39,197,944	$(37,972,215)	$2,691	$(126)	$80,645	—	$3,968,006
Equity Income Trust
John Hancock Collateral Trust*	926,207	$27,903,159	$242,983,223	$(261,622,982)	$3,966	$351	$158,341	—	$9,267,717
Financial Industries Trust
169

Investment in affiliated underlying funds, continued

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	19,141	$2,126,965	$16,816,520	$(18,752,284)	$314	$10	$2,595	—	$191,525
Global Trust
John Hancock Collateral Trust*	—	$5,792,264	$13,277,236	$(19,065,805)	$(3,844)	$149	$12,296	—	—
International Equity Index Trust
John Hancock Collateral Trust*	2,093,873	$25,107,529	$160,317,207	$(164,477,777)	$5,125	$(583)	$215,833	—	$20,951,501
International Small Company Trust
John Hancock Collateral Trust*	779,844	$7,757,392	$23,054,735	$(23,008,829)	$483	$(586)	$174,544	—	$7,803,195
Lifestyle Aggressive Portfolio
John Hancock Collateral Trust*	—	$253,615	$6,261,963	$(6,514,613)	$(980)	$15	$913	—	—
Strategic Equity Allocation	1,495,048	30,233,735	7,800,271	(8,077,172)	1,030,792	378,478	546,046	$2,156,378	$31,366,104
					$1,029,812	$378,493	$546,959	$2,156,378	$31,366,104
Lifestyle Balanced Portfolio
Select Bond	38,570,432	$500,438,961	$141,877,716	$(106,544,848)	$3,417,207	$23,167,865	$15,655,585	—	$562,356,901
Strategic Equity Allocation	27,392,919	510,455,981	81,481,755	(46,136,638)	6,600,775	22,301,567	9,962,362	$39,342,158	574,703,440
					$10,017,982	$45,469,432	$25,617,947	$39,342,158	$1,137,060,341
Lifestyle Conservative Portfolio
Select Bond	12,813,018	$149,135,737	$51,755,685	$(22,814,137)	$668,991	$8,067,522	$5,504,108	—	$186,813,798
Strategic Equity Allocation	2,233,545	37,283,934	26,316,588	(20,658,120)	472,170	3,445,211	859,668	$3,394,898	46,859,783
					$1,141,161	$11,512,733	$6,363,776	$3,394,898	$233,673,581
Lifestyle Growth Portfolio
Select Bond	123,852,426	$1,820,552,437	$223,543,020	$(332,459,764)	$7,313,994	$86,818,678	$51,646,931	—	$1,805,768,365
Strategic Equity Allocation	214,294,601	4,385,159,928	506,446,013	(591,435,914)	97,112,855	98,601,917	79,995,702	$316,053,118	4,495,884,799
					$104,426,849	$185,420,595	$131,642,633	$316,053,118	$6,301,653,164
Lifestyle Moderate Portfolio
Select Bond	14,570,645	$186,255,957	$50,125,080	$(33,625,523)	$908,225	$8,776,267	$5,991,970	—	$212,440,006
Strategic Equity Allocation	6,852,437	125,255,690	30,650,863	(20,078,774)	2,778,309	5,158,031	2,528,320	$9,984,534	143,764,119
					$3,686,534	$13,934,298	$8,520,290	$9,984,534	$356,204,125
Mid Cap Index Trust
John Hancock Collateral Trust*	717,391	$49,737,656	$322,511,403	$(365,136,225)	$62,180	$3,269	$237,338	—	$7,178,283
Mid Cap Stock Trust
John Hancock Collateral Trust*	777,858	$76,002,767	$616,408,038	$(684,667,494)	$36,173	$3,839	$629,409	—	$7,783,323
Mid Value Trust
John Hancock Collateral Trust*	300,087	$62,363,194	$238,030,716	$(297,393,146)	$3,299	$(1,361)	$140,131	—	$3,002,702
Real Estate Securities Trust
John Hancock Collateral Trust*	—	—	$10,703,292	$(10,705,171)	$1,879	—	$16,547	—	—
Science & Technology Trust
John Hancock Collateral Trust*	988,996	$42,032,279	$344,362,251	$(376,504,102)	$1,642	$3,919	$101,840	—	$9,895,989
Small Cap Index Trust
John Hancock Collateral Trust*	984,784	$2,861,808	$172,219,313	$(165,209,737)	$(16,429)	$(1,106)	$608,457	—	$9,853,849
Small Cap Opportunities Trust
John Hancock Collateral Trust*	118,737	$2,239,790	$31,759,054	$(32,813,819)	$3,178	$(110)	$57,792	—	$1,188,093
Small Cap Stock Trust
170

Investment in affiliated underlying funds, continued

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	1,918,654	$29,586,924	$251,975,930	$(262,362,896)	$(2,458)	$746	$239,993	—	$19,198,246
Small Cap Value Trust
John Hancock Collateral Trust*	88,378	$13,393,947	$111,662,831	$(124,173,660)	$1,000	$198	$26,473	—	$884,316
Small Company Value Trust
John Hancock Collateral Trust*	131,200	$11,047,283	$55,261,302	$(64,999,498)	$2,760	$952	$126,008	—	$1,312,799
Strategic Equity Allocation Trust
John Hancock Collateral Trust*	9,329,382	$228,993,780	$1,399,859,994	$(1,535,581,788)	$71,784	$6,960	$1,534,466	—	$93,350,730
Total Stock Market Index Trust
John Hancock Collateral Trust*	1,047,108	$15,859,493	$61,762,240	$(67,152,001)	$8,484	$(745)	$170,815	—	$10,477,471
*	Refer to the Securities lending note within Note 2 for details regarding this investment.
9.  Investment in affiliates of advisor
Information regarding the portfolios’ fiscal year to date purchases and sales of affiliated investments of the advisor as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Equity Index Trust
Manulife Financial Corp.	68,800	$1,465,629	—	$(56,535)	$17,339	$(202,205)	$49,408	—	$1,224,228
10.  Investment by affiliated funds
Certain investors in the portfolios are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the portfolios for the purpose of exercising management or control; however, this investment may represent a significant portion of the portfolios' net assets. The following fund(s) had an affiliate ownership of 5% or more of the portfolios' net assets:
Portfolio	Affiliated Concentration
Blue Chip Growth Trust	30.0%
Equity Income Trust	47.7%
Mid Cap Stock Trust	22.5%
Mid Value Trust	37.7%
Small Cap Value Trust	29.7%
Strategic Equity Allocation Trust	100.0%
11.  Interfund trading
The portfolios are permitted to purchase or sell securities from or to certain other affiliated funds, as set forth in Rule 17a-7 of the 1940 Act, under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the portfolios from or to another fund that is or could be considered an affiliate complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended December 31, 2020, the portfolios engaged in securities purchases and sales with affiliated funds, some of which have different fiscal reporting periods, as follows:
Portfolio	Purchases	Sales
Blue Chip Growth Trust	$403,442	$698,689
Capital Appreciation Value Trust	630,026	835,604
Mid Value Trust	—	487,444
Small Company Value Trust	—	345,984
171

12.  Restricted securities
The portfolios may hold restricted securities which are restricted as to resale and the portfolios have limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at December 31, 2020:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Health Sciences Trust
Acerta Pharma BV, Class B	2-8-16	$128,018	4,276,305	—	—	4,276,305	0.1%	$523,420
Doximity, Inc.	4-10-14	152,390	31,611	—	—	31,611	0.3%	862,348
JAND, Inc., Class A	4-23-15	170,752	14,867	—	—	14,867	0.1%	384,758
JAND, Inc., Series D	4-23-15	381,289	33,198	—	—	33,198	0.3%	859,164
								$2,629,690
Mid Cap Stock Trust
Coupang LLC	11-20-14	$3,902,615	707,162	—	—	707,162	0.8%	$7,616,135
Essence Group Holdings Corp.	5-1-14	2,731,549	1,663,188	—	—	1,663,188	0.5%	4,806,613
JAND, Inc., Class A	4-23-15	345,543	28,798	—	—	28,798	0.1%	745,292
JAND, Inc., Series D	4-23-15	771,614	64,307	—	—	64,307	0.1%	1,664,265
Lookout, Inc., Series F	7-31-14	2,338,736	211,003	—	—	211,003	0.2%	1,903,247
The Honest Company, Inc., Series C	8-20-14	2,080,622	75,561	—	—	75,561	0.3%	2,702,061
The We Company, Inc., Series D1	12-8-14	1,983,758	92,333	—	—	92,333	0.1%	728,507
The We Company, Inc., Series D2	12-8-14	1,700,068	81,039	—	—	81,039	0.0%*	639,398
								$20,805,518
Science & Technology Trust
Airbnb, Inc., Class B	7-14-15	$802,846	17,248**	—	—	17,248	0.2%	$2,364,261
DiDi Chuxing, Inc.	10-19-15	260,905	9,513	—	—	9,513	0.0%*	399,546
								$2,763,807
Small Cap Stock Trust
Porch.com, Inc.	12-24-20	$2,168,630	—	216,863	—	216,863	0.7%	$2,939,903
The Honest Company, Inc., Series D	8-3-15	1,233,280	26,954	—	—	26,954	0.2%	1,129,642
								$4,069,545
*	Less than 0.05%.
**	Two-for-one stock split.
13.  Reorganization
Fiscal year ended December 31, 2020, portfolio mergers:
Global Trust. On September 23, 2020, the shareholders of Global Equity Trust (the Acquired Portfolio) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of Global Trust (the Acquiring Portfolio) with a value equal to the net assets transferred.
The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Portfolio in exchange for shares of the Acquiring Portfolio with a value equal to the net assets transferred; (b) the liquidation of the Acquired Portfolio; and (c) the distribution to Acquired Portfolio's shareholders of such Acquiring Portfolio’s shares. The reorganization was intended to achieve a more consistent long-term performance record and stronger prospects for growth and achieve potential opportunities for economies of scale. As a result of the reorganization, the Acquiring Portfolio is the legal and accounting survivor.
The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Portfolio or its shareholders. Thus, the investments were transferred to the Acquiring Portfolio at the Acquired Portfolio’s identified cost. All distributable amounts of net income and realized gains from the Acquired Portfolio were distributed prior to the reorganization. In addition, the expenses of the reorganization will be borne by both the Acquired Portfolio and Acquiring Portfolio in proportion to each portfolio's net assets. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on November 6, 2020. The following outlines the reorganization:
Acquiring Portfolio	Acquired Portfolio	Net Asset Value of the Acquired Portfolio	Appreciation of the Acquired Portfolio’s Investments	Shares Redeemed by the Acquired Portfolio	Shares Issued by the Acquiring Portfolio	Acquiring Portfolio Net Assets Prior to Combination	Acquiring Portfolio Total Net Assets After Combination
Global Trust	Global Equity Trust	$144,970,081	$19,686,904	25,577,990	7,506,500	$170,945,040	$315,915,121
See Note 6 for capital shares issued in connection with the above referenced reorganizations.
Because the combined portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired Portfolio that have been included in the Acquiring Portfolio’s Statement of operations at December 31, 2020.
172

Reorganization, continued

Assuming the acquisition had been completed on January 1, 2020, the beginning of the reporting period, the Acquiring Portfolio’s pro forma results of operations for the year ended December 31, 2020 are as follows:
Net investment income	$4,910,697
Net realized and unrealized gain (loss)	8,282,263
Increase (decrease) in net assets from operations	$13,192,960
Fiscal year ended December 31, 2019, portfolio mergers:
International Equity Index Trust. On September 24, 2019, the shareholders of International Growth Stock Trust (the Acquired Portfolio) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of International Equity Index Trust (the Acquiring Portfolio) with a value equal to the net assets transferred.
The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Portfolio in exchange for shares of the Acquiring Portfolio with a value equal to the net assets transferred; (b) the liquidation of the Acquired Portfolio; and (c) the distribution to Acquired Portfolio’s shareholders of such Acquiring Portfolio’s shares. The reorganization was intended to achieve a more consistent long-term performance record and stronger prospects for growth and achieve potential opportunities for economies of scale. As a result of the reorganization, the Acquiring Portfolio is the legal and accounting survivor.
The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Portfolio or its shareholders. Thus, the investments were transferred to the Acquiring Portfolio at the Acquired Portfolio’s identified cost. All distributable amounts of net income and realized gains from the Acquired Portfolio were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired Portfolio. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on November 1, 2019. The following outlines the reorganization:
Acquiring Portfolio	Acquired Portfolio	Net Asset Value of the Acquired Portfolio	Appreciation of the Acquired Portfolio’s Investments	Shares Redeemed by the Acquired Portfolio	Shares Issued by the Acquiring Portfolio	Acquiring Portfolio Net Assets Prior to Combination	Acquiring Portfolio Total Net Assets After Combination
International Equity Index Trust	International Growth Stock Trust	$63,458,368	$1,205,286	7,571,582	3,558,216	$755,776,592	$819,234,960
See Note 6 for capital shares issues in connection with the above referenced reorganizations.
Equity Income Trust. On September 24, 2019, the shareholders of Utilities Trust (the Acquired Portfolio) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of Equity Income Trust (the Acquiring Portfolio) with a value equal to the net assets transferred.
The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Porfolio in exchange for shares of the Acquiring Porfolio with a value equal to the net assets transferred; (b) the liquidation of the Acquired Porfolio; and (c) the distribution to Acquired Porfolio’s shareholders of such Acquiring Porfolio’s shares. The reorganization was intended to achieve a more consistent long-term performance record and stronger prospects for growth and achieve potential opportunities for economies of scale. As a result of the reorganization, the Acquiring Portfolio is the legal and accounting survivor.
The reorganization did not qualify as a tax-free reorganization for federal income tax purposes; however, it is not expected to be a taxable event for contract owners. Thus, the investments were transferred to the Acquiring Portfolio at market value. All distributable amounts of net income and realized gains from the Acquired Portfolio were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired Portfolio. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on November 1, 2019. The following outlines the reorganization:
Acquiring Portfolio	Acquired Portfolio	Net Asset Value of the Acquired Portfolio	Shares Redeemed by the Acquired Portfolio	Shares Issued by the Acquiring Portfolio	Acquiring Portfolio Net Assets Prior to Combination	Acquiring Portfolio Total Net Assets After Combination
Equity Income Trust	Utilities Trust	$72,886,236	4,356,954	4,939,783	$1,616,046,438	$1,688,932,674
See Note 6 for capital shares issues in connection with the above referenced reorganizations.
14.  Restrictions on investments
There may be unexpected restrictions on investments in companies located in certain foreign countries. For example, on November 12, 2020, the President of the United States signed an Executive Order prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. government as “Communist Chinese military companies.” As a result of forced sales of a security, or inability to participate in an investment the manager otherwise believes is attractive, a fund may incur losses.
15.  Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect portfolio performance.
173

16.  Other matters
Tribune
The Trust and several of its portfolios, including the 500 Index Trust, Equity Income Trust, Mid Value Trust and Total Stock Market Index Trust (the “portfolios”), were named as defendants in a number of adversary proceedings in state and Federal courts across the country arising out of an $8 billion leveraged buyout (“LBO”) transaction in 2007 whereby the Tribune Company (“Tribune”) converted to a privately held company. In Kirchner v. FitzSimons, No.12-2652 (S.D.N.Y.) (the “FitzSimons Action”), the plaintiff alleges that Tribune insiders and shareholders were overpaid for their Tribune stock and is attempting to obtain from former shareholders the proceeds received in connection with the LBO. This claim was brought as a putative defendant class action that names certain shareholders as representatives of a potential class comprised of all Tribune shareholders that tendered their shares in the LBO and received proceeds as a result, including certain John Hancock mutual funds. Certain John Hancock mutual funds received a total of approximately $49 million in connection with the LBO. The total amounts at issue for the 500 Index Trust, Equity Income Trust, Mid Value Trust, and Total Stock Market Index Trust are approximately $600,000, $30.5 million, $1.8 million, and $114,000, respectively. In addition, a group of Tribune creditors filed fifty three actions in various state and federal courts against former Tribune shareholders asserting state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC Actions”). The FitzSimons Action and the SLCFC Actions have been consolidated with the other LBO-related lawsuits in a multidistrict litigation proceeding captioned in re Tribune Company Fraudulent Conveyance Litigation, No.11-md-2696 (S.D.N.Y.).
As of August 1, 2019, all claims related to this matter have been dismissed. However, two controlling rulings are being appealed- 1) the plaintiffs are seeking U.S. Supreme Court review of the Court of Appeals for the Second Circuit’s dismissal of the plaintiff’s state law constructive fraudulent conveyance claims; and 2) the plaintiffs are appealing the dismissal of the plaintiff’s intentional fraudulent transfer claim against the shareholder defendants. That appeal remains pending the Second Circuit Court of Appeals.
At this time, the portfolios cannot predict the outcome of these proceedings. If the proceeding were to be decided in a manner adverse to the portfolios or if the portfolios enter into a settlement agreement with the plaintiffs, depending upon the circumstances, the payment of such judgement or settlement could have an adverse effect on the portfolios’ net asset value.
The Jones Group
Strategic Equity Allocation Trust, Small Cap Index Trust, Small Cap Opportunities Trust, and other affiliates have been named as defendants in a lawsuit related to The Jones Group, a fashion company. It is alleged that in 2014, The Jones Group consummated a series of transactions that rendered it insolvent, increased debt, significantly decreased its assets, and distributed more than $1 billion to its shareholders, all to the detriment of the company and its creditors. Equivalent lawsuits have been filed in California, New Jersey, Texas, Illinois and Florida. The total amounts at issue for Strategic Equity Allocation Trust, Small Cap Index Trust, and Small Cap Opportunities Trust are approximately $375,000, $320,000, and $191,000, respectively.
On March 30, 2020, the plaintiffs filed a Motion for Transfer of Actions to the District of Massachusetts. The plaintiffs were seeking to consolidate 13 actions in 6 different federal districts against 188 defendants in a Multidistrict Panel in Massachusetts. $550 million is being sought from these 188 defendants. On April 27, 2020, the shareholder defendants filed their response to plaintiffs’ Motion to Transfer. On June 2, 2020, the United States Judicial Panel on Multidistrict Litigation issued a Transfer Order sending all the cases to the Southern District of New York. Accordingly, the litigation will be governed by Second Circuit precedent.
On June 12, 2020, a Scheduling Order was issued. On June 29, 2020, a global Motion to Dismiss Under the Safe Harbor of Section 546(e) of the Bankruptcy Code was filed by the defendants. On August 27, 2020, the Motion to Dismiss was granted. Following the dismissal, appeals were filed by the plaintiffs.
At this time, the portfolios cannot predict the outcome of these proceedings. If the proceeding were to be decided in a manner adverse to the portfolios or if the portfolios enter into a settlement agreement with the plaintiffs, depending upon the circumstances, the payment of such judgement or settlement could have an adverse effect on the portfolios’ net asset value.
174

John Hancock Variable Insurance Trust

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of John Hancock Variable Insurance Trust and Shareholders of 500 Index Trust, American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust, American International Trust, Blue Chip Growth Trust, Capital Appreciation Trust, Capital Appreciation Value Trust, Disciplined Value International Trust, Emerging Markets Value Trust, Equity Income Trust, Financial Industries Trust, Fundamental All Cap Core Trust, Fundamental Large Cap Value Trust, Global Trust, Health Sciences Trust, International Equity Index Trust, International Small Company Trust, Lifestyle Aggressive Portfolio, Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio, Lifestyle Moderate Portfolio, Mid Cap Index Trust, Mid Cap Stock Trust, Mid Value Trust, Real Estate Securities Trust, Science & Technology Trust, Small Cap Index Trust, Small Cap Opportunities Trust, Small Cap Stock Trust, Small Cap Value Trust, Small Company Value Trust, Strategic Equity Allocation Trust and Total Stock Market Index Trust
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the summary portfolios of investments, of 500 Index Trust, American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust, American International Trust, Blue Chip Growth Trust, Capital Appreciation Trust, Capital Appreciation Value Trust, Disciplined Value International Trust, Emerging Markets Value Trust, Equity Income Trust, Financial Industries Trust, Fundamental All Cap Core Trust, Fundamental Large Cap Value Trust, Global Trust, Health Sciences Trust, International Equity Index Trust, International Small Company Trust, Lifestyle Aggressive Portfolio, Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio, Lifestyle Moderate Portfolio, Mid Cap Index Trust, Mid Cap Stock Trust, Mid Value Trust, Real Estate Securities Trust, Science & Technology Trust, Small Cap Index Trust, Small Cap Opportunities Trust, Small Cap Stock Trust, Small Cap Value Trust, Small Company Value Trust, Strategic Equity Allocation Trust and Total Stock Market Index Trust (thirty-six of the funds constituting John Hancock Variable Insurance Trust, hereafter collectively referred to as the "Funds") as of December 31, 2020, the related statements of operations for the year ended December 31, 2020, the statements of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2020 and each of the financial highlights for each of the five years in the period ended December 31, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodians, transfer agents, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 22, 2021
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
175

John Hancock Variable Insurance Trust

Special shareholder meeting (unaudited)

Global Equity Trust held a Special Meeting of Shareholders on September 23, 2020. The following proposal was considered by the shareholders:

Proposal One:	Approval of Agreement and Plan of Reorganization providing for the reorganization of Global Equity Trust into Global Trust.

PROPOSAL ONE PASSED ON September 23, 2020.

	SHARES VOTED	% of Shares Voted	% of Outstanding Shares
For	21,831,935.458	88.088%	88.087%
Against	267,238.725	1.078%	1.078%
Abstain	2,685,235.834	10.834%	10.834%

176

John Hancock Variable Insurance Trust

Trustees and officers information

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

INDEPENDENT TRUSTEES

Name, Year of Birth	Position with the Trust[1]	Principal Occupation(s) and Other Directorships During Past Five Years
Hassell H. McClellan Born: 1945	Trustee (since 2005) and Chairperson of the Board (since 2017)
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.

Charles L. Bardelis[2] Born: 1941	Trustee (since 1988)	Director, Island Commuter Corp. (marine transport). Trustee of various trusts within the John Hancock Fund Complex (since 1988).
James R. Boyle Born: 1959	Trustee (since 2015)
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014–2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014–July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999–2012); Chairman and Director, John Hancock Investment Management LLC, John Hancock Investment Management Distributors LLC, and John Hancock Variable Trust Advisers LLC (2005–2010). Trustee of various trusts within the John Hancock Fund Complex (2005–2014 and since 2015).

Peter S. Burgess[2] Born: 1942	Trustee (since 2005)
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010–2016); Director, PMA Capital Corporation (2004–2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).

William H. Cunningham Born: 1944	Trustee (since 2012)
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009–2014). Trustee of various trusts within the John Hancock Fund Complex (since 1986).

Grace K. Fey Born: 1946	Trustee (since 2008)
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

Deborah C. Jackson Born: 1952	Trustee (since 2012)
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Amwell Corporation (since 2020); Board of Directors, Massachusetts Women’s Forum (2018–2020); Board of Directors, National Association of Corporate Directors/New England (2015–2020); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (2014–2017); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

177

John Hancock Variable Insurance Trust

Trustees and officers information

Name, Year of Birth	Position with the Trust[1]	Principal Occupation(s) and Other Directorships During Past Five Years
James M. Oates[2] Born: 1946	Trustee (since 2004)
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000–2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River Bancorp (1998–2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2004) and Chairperson of the Board (2005–2016) of various trusts within the John Hancock Fund Complex.

Steven R. Pruchansky Born: 1944	Trustee and Vice Chairperson of the Board (since 2012)
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014–2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014–2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011–2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.

Frances G. Rathke[2,3] Born: 1960	Trustee (since 2020)
Director, Northern New England Energy Corporation (since 2017); Director, Audit Committee Chair and Compensation Committee Member, Green Mountain Power Corporation (since 2016); Director, Treasurer and Finance & Audit Committee Chair, Flynn Center for Performing Arts (since 2016); Director, Audit Committee Chair and Compensation Committee Member, Planet Fitness (since 2016); Director, Citizen Cider, Inc. (high-end hard cider and hard seltzer company) (since 2016); Chief Financial Officer and Treasurer, Keurig Green Mountain, Inc. (2003–retired 2015); Independent Financial Consultant, Frances Rathke Consulting (strategic and financial consulting services) (2001–2003); Chief Financial Officer and Secretary, Ben & Jerry’s Homemade, Inc. (1989–2000, including prior positions); Senior Manager, Coopers & Lybrand, LLC (independent public accounting firm) (1982–1989). Trustee of various trusts within the John Hancock Fund Complex (since 2020).

Gregory A. Russo Born: 1949	Trustee (since 2012)
Director and Audit Committee Chairman (2012–2020), and Member, Audit Committee and Finance Committee (2011–2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012–2018), and Finance Committee Chairman (2014–2018), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986–1992); Director, Treasurer and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

178

John Hancock Variable Insurance Trust

Trustees and officers information

Non-Independent Trustees4

Name, Year of Birth	Position with the Trust[1]	Principal Occupation(s) and Other Directorships During Past Five Years
Andrew G. Arnott Born: 1971	President and Non-Independent Trustee (since 2017)
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).

Marianne Harrison Born: 1963	Non-Independent Trustee (since 2018)
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013–2017); Member, Board of Directors, CAE Inc. (since 2019); Member, Board of Directors, MA Competitive Partnership Board (since 2018); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (2017–2019); Member, Board of Directors, Manulife Assurance Canada (2015–2017); Board Member, St. Mary’s General Hospital Foundation (2014–2017); Member, Board of Directors, Manulife Bank of Canada (2013–2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013–2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012–2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).

Principal officers who are not Trustees

Name, Year of Birth	Position with the Trust	Principal Occupation(s) During Past Five Years
Charles A. Rizzo Born: 1957	Chief Financial Officer (since 2007)
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).

Salvatore Schiavone Born: 1965	Treasurer (since 2012)
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).

Christopher (Kit) Sechler Born: 1973	Secretary and Chief Legal Officer (since 2018); Assistant Secretary (2009–2018)
Vice President and Deputy Chief Counsel, John Hancock Investment Management (since 2015); Assistant Vice President and Senior Counsel (2009–2015), John Hancock Investment Management; Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2018); Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009).

179

John Hancock Variable Insurance Trust

Trustees and officers information

Name, Year of Birth	Position with the Trust	Principal Occupation(s) During Past Five Years
Trevor Swanberg Born: 1979	Chief Compliance Officer (since 2020)
Chief Compliance Officer, various trusts within the John Hancock Fund Complex, John Hancock Investment Management LLC, and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, various trusts within the John Hancock Fund Complex (2018–2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019–2020); Assistant Chief Compliance Officer, various trusts within the John Hancock Fund Complex (2016–2018); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016–2019); Vice President, State Street Global Advisors (2015–2016).

The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116.

The Statement of Additional Information of the funds includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-344-1029.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.

2	Member of the Audit Committee.

3	Appointed as Independent Trustee effective as of September 15, 2020.

4	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.

180

John Hancock Variable Insurance Trust

For more information

The Statement of Additional Information, a separate document with supplemental information not contained in the Prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 800-344-1029 or on the Securities and Exchange Commission (SEC) website at sec.gov.

PROXY VOTING POLICY A description of the trust’s proxy voting policies and procedures and information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 800-344-1029 or on the SEC website at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE All of each fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on the SEC’s website, sec.gov.

The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

181

John Hancock Annuities Service Center
P.O. Box 55444
Boston, MA 02205-5444

Management of the trust

Trustees
Hassell H. McClellan, *Chairperson*
Steven R. Pruchansky, *Vice Chairperson*
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Frances G. Rathke[1,*]
Gregory A. Russo

Officers
Andrew G. Arnott, *President*
Charles A. Rizzo, *Chief Financial Officer*
Salvatore Schiavone, *Treasurer*
Christopher (Kit) Sechler, *Secretary and Chief Legal Officer*
Trevor Swanberg[2], *Chief Compliance Officer*

* Member of the Audit Committee
† Non-Independent Trustee
1 Appointed as Independent Trustee effective as of September 15, 2020
2 Effective July 31, 2020

Investment advisor

John Hancock Variable Trust Advisers LLC
Boston, Massachusetts

JHT0A 12/20
2/21

1115015: 1220

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Bond Trusts

Annual Report

December 31, 2020

John Hancock Variable Insurance Trust

Annual report—Table of contents

Managers’ commentary and portfolio performance (See below for each portfolio’s page #)	3

Shareholder expense example	15

Summary portfolio of investments (See below for each portfolio’s page #)	17

Statements of assets and liabilities	50

Statements of operations	53

Statements of changes in net assets	56

Financial highlights	58

Notes to financial statements	64

Report of independent registered public accounting firm	88

Trustees and officers information	89

For more information	93

Portfolio	Managers’ commentary and portfolio performance	Summary portfolio of investments
Active Bond Trust	4	17
Core Bond Trust	5	19
High Yield Trust	6	20
Investment Quality Bond Trust	7	23
Money Market Trust	8	27
Opportunistic Fixed Income Trust (formerly Global Bond Trust)	9	28
Select Bond Trust	10	36
Short Term Government Income Trust	11	38
Strategic Income Opportunities Trust	12	39
Total Bond Market Trust	13	44
Ultra Short Term Bond Trust	14	46

2

John Hancock Variable Insurance Trust

Managers’ commentary and portfolio performance

Trust performance

In the following pages we have set forth information regarding the performance of each fixed-income portfolio of John Hancock Variable Insurance Trust (the trust). There are several ways to evaluate a portfolio’s historical performance. One can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. With respect to all performance information presented, it is important to understand that past performance does not guarantee future results. Return and principal fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance tables

The performance tables show two types of total return information: cumulative and average annual total returns. A cumulative total return includes dividend reinvestments and is an expression of a portfolio’s total change in share value in percentage terms over a set period of time—one, five, and ten years (or since the portfolio’s inception if less than the applicable period). An average annual total return takes the portfolio’s cumulative total return for a time period greater than one year and shows what the annual return would have been if the portfolio had performed at a constant rate each year. The tables show all cumulative and average annual total returns, net of fees and expenses of the trust, but do not reflect the insurance (separate account) expenses (including a possible contingent deferred sales charge) of the variable annuity and variable life products that invest in the trust. If these were included, performance would be lower.

Graph—change in value of $10,000 investment and comparative indexes

The performance graph for each portfolio shows the change in value of a $10,000 investment over the life or 10 year period of each portfolio, whichever is shorter. Each portfolio’s performance is compared with the performance of one or more broad-based security indexes as a benchmark. All performance information includes the reinvestment of dividends and capital gain distributions, as well as the deduction of ongoing management fees and portfolio operating expenses. The benchmarks used for comparison are unmanaged and include reinvestment of dividends and capital gains distributions, if any, but do not reflect any fees or expenses. Portfolios that invest in multiple asset classes are also compared with a customized benchmark. This benchmark comprises a set percentage allocation from each of the asset classes in which the portfolio invests.

Portfolio managers’ commentary

Finally, we have provided a commentary by the portfolio managers regarding each portfolio’s performance during the year ended December 31, 2020. The views expressed are those of the portfolio managers as of December 31, 2020, and are subject to change based on market and other conditions. Information about a portfolio’s holdings, asset allocation, or country diversification is historical and is no indication of future portfolio composition, which may vary. Information provided in this report should not be considered a recommendation to purchase or sell securities. The portfolios are not insured by the Federal Deposit Insurance Corporation, are not deposits or other obligations of, or guaranteed by, banks and are subject to investment risks, including loss of the principal amount invested. For a more detailed discussion of the risks associated with the portfolios, see the trust’s prospectus.

Standard & Poor’s, Standard & Poor’s 500, and S&P 500, are trademarks of The McGraw-Hill Companies, Inc. Bloomberg Barclays is a registered trademark of Bloomberg LP. None of the portfolios is sponsored, endorsed, managed, advised, sold, or promoted by any of these companies, and none of these companies makes any representation regarding the advisability of investing in a portfolio.

3

Active Bond Trust

Subadvisor: Manulife Investment Management (US) LLC
Portfolio Managers: Peter Farley, CFA, Jeffrey N. Given, CFA, Howard C. Greene, CFA, David A. Bees, CFA

INVESTMENT OBJECTIVE & POLICIES  >  The trust seeks income and capital appreciation, by investing at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified mix of debt securities and instruments, including mortgage-backed securities. The trust seeks an average duration of between 4 and 6 years, however, there is no limit on average maturity.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX

Portfolio Composition*	% of Total
Corporate bonds	48.6
U.S. Government Agency	22.1
U.S. Government	10.6
Collateralized mortgage obligations	6.9
Asset backed securities	6.3
Municipal bonds	0.6
Foreign government obligations	0.6
Capital preferred securities	0.2
Preferred securities	0.2
Short-term investments and other	3.9

*	As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended December 31, 2020, Active Bond Trust Series NAV shares returned 8.73% and the Bloomberg Barclays U.S. Aggregate Bond Index returned 7.51%.

Environment  >  U.S. bonds posted solid gains in a singular and historic year underscored by the COVID-19 pandemic. Lockdowns and shelter-in-place policies designed to slow the spread of the virus led to a severe U.S. economic downturn in the first half of the year. The federal government responded with unprecedented monetary and fiscal stimulus to help shore up the economy and stabilize financial markets. A gradual easing of social-distancing restrictions in the third quarter led to an emergent economic recovery, but the rebound stalled in the fourth quarter amid a resurgence of coronavirus cases and renewed lockdowns. Nonetheless, the year ended on a positive note as the nationwide rollout of vaccines for the virus began in December.

In the bond market, a pandemic-driven flight to quality pushed U.S. Treasury bond yields down to all-time lows by mid-year. Consequently, U.S. Treasury bonds were the best performers in the bond market during the first half of the year. Corporate bonds led the market’s advance in the last six months amid optimism about a return to economic normalcy sometime in 2021. In particular, high-yield corporate bonds posted double-digit gains in the last half of the year.

The portfolio’s outperformance of the Bloomberg Barclays U.S. Aggregate Bond Index in 2020 was driven by security selection. An out-of-index position in high-yield corporate bonds and an overweight position in investment-grade corporate bonds contributed the most to this outperformance. Underweight positions in U.S. Treasury securities and residential-mortgage-backed securities also aided relative results.

Individual security selection produced mixed results. Detractors among the portfolio’s corporate bond holdings included energy companies Continental Resources, Inc. and Anadarko Petroleum Corp., as well as auto maker Ford Motor Credit Company LLC. Leading contributors included bonds issued by food products distributor Sysco Corp., telecommunication services provider CenturyLink, Inc., and online streaming media company Netflix, Inc.

The approval and initial distribution of multiple coronavirus vaccines imbues us with a sense of optimism as we enter 2021. That said, we are likely still many months away from a material return to normalcy—it will take some time for a critical mass of Americans to be immunized, and in the meantime, continued COVID-19 outbreaks in many parts of the country will likely dampen economic activity. Congress approved another stimulus package in late December to help individuals and small businesses bridge the gap. We believe an extended period of low interest rates will provide a tailwind for the credit-related sectors of the bond market as investor demand for yield remains robust.

PERFORMANCE TABLE[1]	Average Annual Total Return			Cumulative Total Return
Period Ending December 31, 2020	1-year	5-year	10-year	5-year	10-year
Active Bond Trust Series I	8.79%	5.26%	4.87%	29.24%	60.91%
Active Bond Trust Series II	8.57%	5.07%	4.67%	28.05%	57.80%
Active Bond Trust Series NAV	8.73%	5.31%	4.92%	29.54%	61.67%
Bloomberg Barclays U.S. Aggregate Bond Index[2,3]	7.51%	4.44%	3.84%	24.23%	45.76%

1	Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

2	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

3	It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Series I, Series II, and Series NAV shares the gross expenses are 0.71%, 0.91% and 0.66%, respectively, and the net expenses are 0.70%, 0.90% and 0.65%, respectively. Net expenses reflect contractual expense limitations in effect until July 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply.

4

Core Bond Trust

Subadvisor: Wells Capital Management, Inc.
Portfolio Managers: Maulik Bhansali, CFA, Thomas J. O’Connor, CFA, Jarad Vasquez. Effective on December 31, 2020, Thomas O’Connor, CFA retired as a portfolio manager.

INVESTMENT OBJECTIVE & POLICIES  >  The trust seeks total return consisting of income and capital appreciation, by investing at least 80% of its net assets (plus any borrowings for investment purposes) in a broad range of investment-grade debt securities, including U.S. government obligations, corporate bonds, mortgage-backed and other asset-backed securities, and money market instruments.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX

Portfolio Composition*	% of Total
Corporate bonds	29.7
U.S. Government	25.9
U.S. Government Agency	23.5
Asset backed securities	9.4
Collateralized mortgage obligations	7.1
Foreign government obligations	1.1
Municipal bonds	0.4
Short-term investments	2.9

*	As a percentage of total investments.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended December 31, 2020, Core Bond Trust Series I shares returned 8.62% and the Bloomberg Barclays U.S. Aggregate Bond Index returned 7.51%.

Environment  >  U.S. Treasury yields moved sharply lower during the year, while the yield curve steepened dramatically before almost making a full recovery by year-end. Year over year, credit spreads inched wider during the year, with the option-adjusted spread on the Bloomberg Barclays U.S. Credit Index widening by only 2 basis points (bps) to finish what was a quite volatile year at +92 bps, after reaching a decade-long wide of +341 bps on March 23.

During the year, all sectors other than mortgage-backed securities and agency securities delivered positive excess returns, with credit leading by a wide margin.

In credit, security selection drove strong performance during the year-to-date period, with sector positioning also contributing modestly. Security selection was positive across a substantial majority of our subsectors, led by issuer positioning in the communications, U.S. banks, and consumer subsectors. In communications, active trading in The Walt Disney Company, Verizon Communications, Inc., and T-Mobile USA, Inc. led the contributions. In U.S. banks, active trading in Citigroup, Inc., Morgan Stanley, and JPMorgan Chase & Co. aided performance. In consumer, contributors were broad-based, with active trading in PepsiCo, Inc. (sold prior to year end), BAT Capital Corp., McDonald’s Corp., and Lowe’s Companies, Inc. contributing to performance.

In agency mortgages, sector positioning, active relative-value trading, coupon-stack positioning, and security selection have all contributed to performance. The largest contribution in the year came from moving positioning in lower-coupon TBA positions. In asset-backed securities, a sector overweight was a contributor to performance.

Security selection in asset-backed securities detracted due to holdings in private and FFELP student loans and rental car asset-backed securities. In agency mortgages, positioning in the 30-year 3.5% and 4.0% coupons was a net detractor during the year. In credit, issuer positioning in the pipelines subsector detracted from performance. In pipelines, positioning in Western Midstream Operating LP (sold prior to year end), MPLX LP, and Plains All American Pipeline LP led the list of detractors. Elsewhere, positioning in Ovintiv, Inc. (sold prior to year end), The Boeing Company, and Devon Energy Corp. detracted.

PERFORMANCE TABLE[1]	Average Annual Total Return			Cumulative Total Return
Period Ending December 31, 2020	1-year	5-year	10-year	5-year	10-year
Core Bond Trust Series I	8.62%	4.44%	4.07%	24.27%	49.00%
Core Bond Trust Series II	8.50%	4.24%	3.86%	23.09%	46.06%
Core Bond Trust Series NAV	8.80%	4.50%	4.12%	24.60%	49.76%
Bloomberg Barclays U.S. Aggregate Bond Index[2,3]	7.51%	4.44%	3.84%	24.23%	45.76%

1	Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

2	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

3	It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Series I, Series II, and Series NAV shares the gross expenses are 0.67%, 0.87% and 0.62%, respectively, and the net expenses are 0.66%, 0.86% and 0.61%, respectively. Net expenses reflect contractual expense limitations in effect until July 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply.

5

High Yield Trust

Subadvisor: Western Asset Management Company, LLC
Portfolio Managers: Michael C. Buchanan, Walter E. Kilcullen, S. Kenneth Leech

INVESTMENT OBJECTIVE & POLICIES  >  The trust seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in high-yield securities, including corporate bonds, preferred stocks, U.S. government and foreign securities, mortgage-backed securities, loan assignments or participations, and convertible securities.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX

Portfolio Composition*	% of Total
Corporate bonds	82.9
Term loans	5.6
Asset backed securities	4.4
Convertible bonds	1.4
Preferred securities	1.0
Foreign government obligations	0.7
Common stocks	0.7
Short-term investments and other	3.3

*	As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended December 31, 2020, High Yield Trust Series I shares returned 5.81% and the Bloomberg Barclays U.S. High Yield 2% Issuer Capped Index returned 7.05%.

Environment  >  2020 was dominated by the COVID-19 global pandemic which first appeared in China at the beginning of the year and escalated in March as the contagion spread around the globe including to Europe and the United States. The severe demand destruction from COVID-19 induced economic shutdowns combined with an increased supply from the unexpected price war between Saudi Arabia and Russia in March caused oil prices to drop over 50% and put further stress on the energy sector.

The second quarter of 2020 stood in sharp contrast to the first as global risk sentiment rebounded significantly and there was room for cautious optimism around the development of both a vaccine and therapeutic treatments. Later in the quarter, an increasing number of countries and some states moved to ease lockdown restrictions, which served to further bolster market sentiment. Economic data released throughout the quarter suggested that the trough of the crisis was reached in April, with May experiencing an earlier and more robust rebound than the market had anticipated.

Markets extended their rally during the third quarter and the U.S. economy continued to steadily improve, though most economic measures remained far from where they started the year. At the outset of the quarter, sentiment was bolstered by news of positive progress on the development of a COVID-19 vaccine as well as the continued support offered by monetary and fiscal stimulus measures. Yet by mid-quarter, several key benefits under the CARES act expired, including the expanded federal unemployment benefits. As the quarter wore on further fiscal support proved elusive with tensions between the Democrat and Republican parties rising ahead of the November election.

The final quarter of 2020 was ultimately a strong one for risk assets, which rallied despite a number of headwinds, including a sharp rise in COVID-19 case counts. Ultimately, markets chose to remain forward looking as a number of significant breakthroughs occurred in the final two months of the year which provided some measures of relief from key macro risks. During the first week of November anxiety over what ultimately became a tight race between President Donald Trump and former Vice President Joe Biden was elevated as the potential for a contested election outcome seemed likely. Eventually Biden was declared the victor. In late December President Trump signed a $900 billion package that would send immediate aid to individuals and businesses. This resolution on the U.S. aid package provided a substantial boost to risk sentiment as did the passage of several key deals abroad. In Europe, the European Union (EU) approved a landmark €750 billion recovery plan and a post-Brexit free trade agreement was finalized between the UK and the EU.

Finally, the event which may have had the largest impact on boosting risk sentiment over the quarter was the announcement of several successful COVID-19 vaccine trials. During November, Pfizer-BioNTech, Moderna and AstraZeneca each announced their respective vaccine trial results with very high efficacy rates and no significant safety concerns.

During 2020, the portfolio underperformed its benchmark. The largest detractor during the period was the portfolio’s sector allocations — more specifically, an underweight to certain energy subsectors hurt relative performance during their significant rally in the second to fourth quarters of the year. On the flip side, the largest contributor was the portfolio’s quality positioning — an opportunistic allocation to investment grade credit along with underweight to CCC’s within the high yield asset class both benefitted relative returns. An overweight duration position contributed as interest rates fell significantly during the year, particularly during the first quarter. Last, issue selection also contributed to returns led by issuer tilts within the communications.

Heading into 2021, given the regulatory approvals of various vaccines, significant ongoing policy support as evidenced by the recent $900 billion relief package along with clarity over U.S. elections, we have become more constructive on the economy’s ability to clear any remaining hurdles sooner than initially expected. We are ultimately optimistic about fundamentals however valuations already largely reflect that optimism in many industries.

PERFORMANCE TABLE[1]	Average Annual Total Return			Cumulative Total Return
Period Ending December 31, 2020	1-year	5-year	10-year	5-year	10-year
High Yield Trust Series I	5.81%	8.21%	5.90%	48.36%	77.43%
High Yield Trust Series II	5.67%	8.02%	5.69%	47.09%	73.99%
High Yield Trust Series NAV	5.77%	8.31%	5.97%	49.02%	78.66%
Bloomberg Barclays U.S. High Yield 2% Issuer Capped Index[2,3]	7.05%	8.57%	6.79%	50.88%	92.88%

1	Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

2	The Bloomberg Barclays U.S. High Yield 2% Issuer Capped Index is an unmanaged index that measures the performance of below-investment-grade debt issued by corporations domiciled in the U.S. The Index’s exposure to each issuer is capped at 2%.

3	It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Series I, Series II, and Series NAV shares the gross expenses are 0.85%, 1.05% and 0.80%, respectively, and the net expenses are 0.84%, 1.04% and 0.79%, respectively. Net expenses reflect contractual expense limitations in effect until July 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply.

6

Investment Quality Bond Trust

Subadvisor: Wellington Management Company LLP
Portfolio Managers: Robert D. Burn, CFA, Campe Goodman, CFA, III, Joseph F. Marvan, CFA

INVESTMENT OBJECTIVE & POLICIES  >  The trust seeks to provide a high level of current income consistent with the maintenance of principal and liquidity, by investing at least 80% of its net assets (plus any borrowings for investment purposes) in bonds rated investment grade at the time of investment. The trust will tend to focus on corporate bonds and U.S. government bonds with intermediate to longer-term maturities.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES

Portfolio Composition*	% of Total
Corporate bonds	27.4
U.S. Government Agency	26.0
U.S. Government	18.6
Collateralized mortgage obligations	11.5
Asset backed securities	6.1
Term loans	2.5
Foreign government obligations	2.1
Municipal bonds	1.8
Short-term investments	4.0

*	As a percentage of total investments.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended December 31, 2020, Investment Quality Bond Trust Series I shares returned 9.37% and the Bloomberg Barclays U.S. Aggregate Bond Index returned 7.51%.

Environment  >  Most global fixed income sectors generated positive returns during the year. Credit spreads widened in March over expectations the decline in economic activity and supply chain disruptions would cause credit fundamentals to deteriorate. They later recouped most of their widening, helped by central bank policies, support from fiscal policy, and ultimately by encouraging vaccine developments.

Global monetary policies were incredibly accommodative over the period. The U.S. Federal Reserve launched several purchase programs to support markets in distress. The European Central Bank similarly delivered stimulus to a eurozone economy left reeling from national lockdowns.

For much of the year, sovereign yields fell to historic lows amid global economic uncertainty with regards to the duration and magnitude of the coronavirus pandemic, but increased over the latter half of the year due to increasing amounts of stimulus being pumped into the economy.

The portfolio outperformed the benchmark over the period amid historically low sovereign yields and corporate spreads that recouped much of their widening from the beginning of the year. Investment grade credit positioning, particularly within industrials, was the largest contributor to relative outperformance; we continue to favor communications, whose cash flows we believe are well insulated from the global COVID-19 pandemic. The portfolio’s out-of-benchmark exposure to high yield issuers and bank loans contributed positively to performance. An allocation to commercial mortgage-backed securities was the largest detractor from relative results over the period, while allocations to non-agency mortgage-backed securities, asset-backed securities, and collateralized loan obligations had a modest positive impact. Positioning within agency MBS pass-throughs had a positive impact on relative performance over the period.

Select exposure to emerging markets debt, reflecting our favorable view on emerging markets fundamentals, contributed favorably to relative outperformance. The portfolio’s currency positioning, partially achieved through the use of derivatives, was also additive to performance. Duration/yield curve positioning, also partially achieved through the use of derivatives, had a positive impact on returns.

PERFORMANCE TABLE[1]	Average Annual Total Return			Cumulative Total Return
Period Ending December 31, 2020	1-year	5-year	10-year	5-year	10-year
Investment Quality Bond Trust Series I	9.37%	5.29%	4.44%	29.42%	54.39%
Investment Quality Bond Trust Series II	9.15%	5.08%	4.23%	28.14%	51.34%
Investment Quality Bond Trust Series NAV	9.46%	5.35%	4.50%	29.75%	55.24%
Bloomberg Barclays U.S. Aggregate Bond Index[2,3]	7.51%	4.44%	3.84%	24.23%	45.76%

1	Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

2	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

3	It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Series I, Series II, and Series NAV shares the gross expenses are 0.75%, 0.95% and 0.70%, respectively, and the net expenses are 0.74%, 0.94% and 0.69%, respectively. Net expenses reflect contractual expense limitations in effect until July 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply.

7

Money Market Trust

Subadvisor: Manulife Investment Management (US) LLC
Portfolio Manager: Jeffrey Given

INVESTMENT OBJECTIVE & POLICIES  >  The trust seeks to obtain maximum current income, consistent with preservation of principal and liquidity, by investing in cash, U.S. government securities and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

Portfolio Composition*	% of Total
U.S. Government Agency	65.7
U.S. Government	23.3
Repurchase agreement	11.0

*	As a percentage of total investments.

PORTFOLIO MANAGER’S COMMENTARY

Environment  >  U.S. bonds posted solid gains in a singular and historic year underscored by the COVID-19 pandemic. Lockdowns and shelter-in-place policies designed to slow the spread of the virus led to a severe U.S. economic downturn in the first half of the year. The federal government responded with unprecedented monetary and fiscal stimulus to help shore up the economy and stabilize financial markets. A gradual easing of social-distancing restrictions in the third quarter led to an emergent economic recovery, but the rebound stalled in the fourth quarter amid a resurgence of coronavirus cases and renewed lockdowns. However, the year ended on a positive note as the nationwide rollout of vaccines for the virus began in December.

In the bond market, a pandemic-driven flight to quality pushed U.S. Treasury bond yields down to all-time lows by mid-year. Consequently, U.S. Treasury bonds were the best performers in the bond market during the first half of the year. Corporate bonds led the market’s advance in the last six months amid optimism about a return to economic normalcy sometime in 2021. In particular, high-yield corporate bonds posted double-digit gains in the last half of the year.

Coming into 2020 we maintained the portfolio’s duration on the longer end of the spectrum as we saw the potential for additional interest rate cuts as the U.S. Federal Reserve (“Fed”) most likely path going forward. This proved to be beneficial to the portfolio as the COVID-19 pandemic accelerated and the Fed cut its target range for short-term rates by 150 basis points during the month of March (to a range of 0 — 25 basis points). This ultimately ended up being a positioning that we would maintain for much of the year as the economy ground to a halt in the depths of the pandemic induced lockdown, and then slowly began to re-open again. We paired this longer duration weighting with floating rate government agency securities with final maturities as long as two years but short resets. These securities were issued at attractive spreads in March and April and allow us to maintain some book yields above the Fed target range in the current environment, while potentially having some upside if the Fed does hike rates anytime within the next two years. While we think that a Fed hike in the next two years isn’t very likely, it is a much more likely scenario than a Fed cut over that timeframe (and thus negative rates).

We reduced the portfolio’s weighted average maturity to the middle of the allowable range over the course of the 4th quarter. While the prospect of higher short-term yields in the near future still remains slim, there was much uncertainty around the outcome of the U.S. Presidential election. In addition, we expect to see some of the massive flows that went into the money market sector in March and April, come back out once the vaccine is widely distributed and people feel more comfortable about the path of the global economy going forward. These inflows into government money market portfolios resulted in a flattening of the money market yield curve and it no longer made sense to buy longer maturities to only pick up 2 or 3 basis points. It was better to let cash build and slightly reduce the duration of the portfolio in order to protect against the uncertainties that were present and are present in the market.

8

Opportunistic Fixed Income Trust (formerly Global Bond Trust)

Subadvisor: Wellington Management Company LLP (Prior to February 28, 2020, Pacific Investment Management Company, LLC was the portfolio’s subadvisor)
Portfolio Managers: Brian M. Garvey, Brij S. Khurana

INVESTMENT OBJECTIVE & POLICIES  >  The trust seeks maximum total return, consistent with preservation of capital and prudent investment management. Under normal market conditions, the trust invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed-income instruments that may be denominated in foreign currencies or U.S. dollars, and may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX

Portfolio Composition*	% of Total
Foreign government obligations	46.4
Corporate bonds	17.6
Collateralized mortgage obligations	8.3
Term loans	8.2
Asset backed securities	5.4
Exchange-traded funds	4.6
Municipal bonds	3.8
U.S. Government Agency	1.4
Convertible bonds	1.4
Common stocks	0.1
Short-term investments and other	2.8

*	As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended December 31, 2020, Opportunistic Fixed Income Trust Series I shares returned 13.79% and the Bloomberg Barclays Global Aggregate USD Hedged Index returned 5.58%. On February 28, 2020, Wellington Management Company LLP replaced Pacific Investment Management Company LLC as the portfolio’s subadvisor.

Environment  >  With the spread of the COVID-19 pandemic in the first quarter of the year, extreme risk aversion and impaired liquidity conditions led to investors exiting all other fixed income sectors except U.S. Treasuries resulting in significant declines in U.S. Treasury yields and significant appreciation for the U.S. dollar. Later in the period, positive economic data, accommodative global monetary policies, and healthy demand for credit supported most spread sectors as countries began to gradually emerge from economic lockdowns.

Developed market inflation-linked bonds within the portfolio’s Activist Government theme contributed as aggressive fiscal and monetary stimulus by many of the world’s central banks increased inflation expectations. As the spread of COVID-19 negatively impacted credit markets the Targeted Asset-Backed Securities Loan Facility (TALF) was established, increasing liquidity for the purchase of AAA rated asset-backed securities (ABS). Market Neutral and tactical strategies also contributed positively as we used the portfolio’s liquidity profile to take advantage of dislocations identified in the market. Following the prior liquidity squeeze, we took advantage of new issue concessions across the investment grade (IG) market as well as opportunities in the U.S. Agency MBS space as markets re-opened. Emerging market sovereign exposure within the Emerging Market Opportunities theme also contributed strongly as the combination of improving global growth, stable inflation and a weakening dollar supported both emerging markets external debt spread tightening and the outperformance of locally denominated debt. Use of derivatives in the form of credit-default swaps, bond futures, and currency forwards were used as an efficient, lower transaction cost approach to nimbly re-position the portfolios sector, country and currency exposure and had a mixed impact on performance. Exposures within global high yield detracted from performance.

Main investment strategy changes made initially after taking over management involved adding active risk to the portfolio by expanding and diversifying country, sector and currency exposure with an emphasis on implementing relative value strategies. We have positioned the portfolio to benefit from 1) open-ended fiscal policy back-stopped by central banks, 2) structured credit assets supported by a stronger than expected U.S. consumer and a search for yield, 3) idiosyncratic industry leader, infrastructure and COVID-19 impacted dislocated credit opportunities offering compelling valuations to their fundamentals and 4) high quality sovereign exposure in countries with more sustainable fiscal trajectories.

PERFORMANCE TABLE[1]	Average Annual Total Return			Cumulative Total Return
Period Ending December 31, 2020	1-year	5-year	10-year	5-year	10-year
Opportunistic Fixed Income Trust Series I	13.79%	5.88%	3.79%	33.09%	45.06%
Opportunistic Fixed Income Trust Series II	13.63%	5.68%	3.58%	31.85%	42.17%
Opportunistic Fixed Income Trust Series NAV	13.90%	5.95%	3.83%	33.49%	45.66%
Bloomberg Barclays Global Aggregate USD Hedged Index[2,4]	5.58%	4.49%	4.18%	24.53%	50.59%
Bloomberg Barclays Global Aggregate Index[3,4]	9.20%	4.79%	2.83%	26.37%	32.14%

1	Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

2	Effective February 28, 2020, the fund’s benchmark changed from the Bloomberg Barclays Global Aggregate Index to the Bloomberg Barclays Global Aggregate USD Hedged Index to better reflect the universe of investment opportunities based on the fund’s revised principal investment strategies. The Bloomberg Barclays Global Aggregate USD Hedged Index is an unmanaged index that measures the performance of leading global bond markets.

3	The Bloomberg Barclays Global Aggregate Index is an unmanaged index that measures the performance of leading global bond markets.

4	It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Series I, Series II, and Series NAV shares the gross expenses are 1.11%, 1.31% and 1.06%, respectively, and the net expenses are 1.10%, 1.30% and 1.05%, respectively. Net expenses reflect contractual expense limitations in effect until July 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply.

9

Select Bond Trust

Subadvisor: Manulife Investment Management (US) LLC
Portfolio Managers: Jeffrey N. Given, CFA, Howard C. Greene, CFA

INVESTMENT OBJECTIVE & POLICIES  >  The trust seeks income and capital appreciation, by investing at least 80% of the trust’s net assets (plus any borrowings for investment purposes) in a diversified mix of debt securities and instruments.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX

Portfolio Composition*	% of Total
Corporate bonds	40.4
U.S. Government Agency	23.8
U.S. Government	11.8
Asset backed securities	11.5
Collateralized mortgage obligations	7.6
Municipal bonds	2.4
Foreign government obligations	0.5
Preferred securities	0.1
Short-term investments and other	1.9

*	As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended December 31, 2020, Select Bond Trust Series NAV shares returned 9.14% and the Bloomberg Barclays U.S. Aggregate Bond Index returned 7.51%.

Environment  >  U.S. bonds posted solid gains in a singular and historic year underscored by the COVID-19 pandemic. Lockdowns and shelter-in-place policies designed to slow the spread of the virus led to a severe U.S. economic downturn in the first half of the year. The federal government responded with unprecedented monetary and fiscal stimulus to help shore up the economy and stabilize financial markets. A gradual easing of social-distancing restrictions in the third quarter led to an emergent economic recovery, but the rebound stalled in the fourth quarter amid a resurgence of coronavirus cases and renewed lockdowns. Nonetheless, the year ended on a positive note as the nationwide rollout of vaccines for the virus began in December.

In the bond market, a pandemic-driven flight to quality pushed U.S. Treasury bond yields down to all-time lows by mid-year. Consequently, U.S. Treasury bonds were the best performers in the bond market during the first half of the year. Corporate bonds led the market’s advance in the last six months amid optimism about a return to economic normalcy sometime in 2021.

The strategy’s outperformance of the Bloomberg Barclays U.S. Aggregate Bond Index in 2020 resulted primarily from sector allocation. An overweight position in investment grade corporate bonds added the most value, along with an overweight position in residential mortgage-backed securities early in the year.

The strategy’s yield curve positioning was another positive contributor to performance versus the index. The strategy’s duration was longer than that of the index in the first half of the year, which was beneficial for performance as bond yields declined sharply. We then shifted to a shorter duration during the latter part of the year, when yields leveled off and began rising.

Individual security selection also aided relative performance in 2020, particularly in the corporate sector. Leading contributors included bonds issued by semiconductor manufacturer Broadcom, Inc., industrial conglomerate General Electric Company, and aircraft manufacturer The Boeing Company. Noteworthy detractors included energy company Enable Midstream Partners LP (sold prior to year end) and airline operator American Airlines, Inc.

The approval and initial distribution of multiple coronavirus vaccines imbues us with a sense of optimism as we enter 2021. That said, we believe we are still many months away from a material return to normalcy—it will take some time for a critical mass of Americans to be immunized, and in the meantime, continued COVID-19 outbreaks in many parts of the country will likely dampen economic activity. Congress approved another stimulus package in late December to help individuals and small businesses bridge the gap. We believe an extended period of low interest rates will provide a tailwind for the credit-related sectors of the bond market as investor demand for yield remains robust.

PERFORMANCE TABLE[1]	Average Annual Total Returns			Cumulative Total Returns
Period Ending December 31, 2020	1-year	5-year	10-year	5-year	10-year
Select Bond Trust Series I2	9.08%	4.80%	4.04%	26.42%	48.59%
Select Bond Trust Series II2	8.86%	4.59%	3.85%	25.15%	45.89%
Select Bond Trust Series NAV	9.14%	4.86%	4.05%	26.75%	48.69%
Bloomberg Barclays U.S. Aggregate Bond Index[3,4]	7.51%	4.44%	3.84%	24.23%	45.76%

1	Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

2	Series I and II were first offered on October 31, 2011. For periods prior to October 31, 2011, the performance shown links the performance of Series NAV shares. Series NAV shares have lower expenses than Series I and II. Had the performance for periods prior to October 31, 2011 reflected Series I and/or Series II expenses, performance would be lower.

3	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

4	It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Series I, Series II, and Series NAV shares the gross expenses are 0.65%, 0.85% and 0.60%, respectively, and the net expenses are 0.64%, 0.84% and 0.59%, respectively. Net expenses reflect contractual expense limitations in effect until July 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply.

10

Short Term Government Income Trust

Subadvisor: Manulife Investment Management (US) LLC
Portfolio Managers: Jeffrey N. Given, CFA, Howard C. Greene, CFA

INVESTMENT OBJECTIVE & POLICIES  >  The trust seeks a high level of current income, consistent with preservation of capital, by investing at least 80% of its net assets in obligations issued or guaranteed by the U.S. government and its agencies, authorities, or instrumentalities (U.S. government securities). Under normal circumstances, the trust’s effective duration is no more than three years. Maintaining a stable share price is a secondary goal.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX

Portfolio Composition*	% of Total
U.S. Government Agency	58.3
U.S. Government	34.4
Municipal bonds	4.4
Collateralized mortgage obligations	1.6
Short-term investments and other	1.3

*	As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended December 31, 2020, Short Term Government Income Trust Series NAV shares returned 3.65% and the Bloomberg Barclays U.S. Government 1-5 Year Index returned 4.34%.

Environment  >   Short-term U.S. government bonds posted positive returns in a singular and historic year underscored by the COVID-19 pandemic. Lockdowns and shelter-in-place policies designed to slow the spread of the virus led to a severe U.S. economic downturn in the first half of the year. The federal government responded with unprecedented monetary and fiscal stimulus to help shore up the economy and stabilize financial markets. A gradual easing of social-distancing restrictions in the third quarter led to an emergent economic recovery, but the rebound stalled in the fourth quarter amid a resurgence of coronavirus cases and renewed lockdowns. Nonetheless, the year ended on a positive note as the nationwide rollout of vaccines for the virus began in December.

A pandemic-driven flight to quality and a shift to a near-zero interest rate policy by the U.S. Federal Reserve pushed short-term U.S. government bond yields down to all-time lows, leading to price gains for short-term government bonds.

The portfolio’s underperformance of the Bloomberg Barclays U.S. Government 1-5 Year Index in 2020 resulted primarily from duration positioning. The portfolio’s duration (a measure of interest rate sensitivity) was shorter than that of the index throughout the year, which meant that the index benefited more than the portfolio from the sharp decline in short-term interest rates.

Sector allocation was also a drag on portfolio performance versus the index. A small, out-of-index position in commercial mortgage-backed securities was the main culprit, as the pandemic created a challenging environment for commercial real estate. On the positive side, the portfolio’s overweight position in short-term U.S. government agency securities and an out-of-index position in residential mortgage-backed securities aided relative results.

Individual security selection contributed positively to relative performance, particularly among the portfolio’s U.S. government agency securities.

The approval and initial distribution of multiple coronavirus vaccines imbues us with a sense of optimism as we enter 2021. That said, we believe we are still many months away from a material return to normalcy—it will take some time for a critical mass of Americans to be immunized, and in the meantime, continued COVID-19 outbreaks in many parts of the country will likely dampen economic activity. Congress approved another stimulus package in late December to help individuals and small businesses bridge the gap. We continue to anticipate an extended period of low interest rates, which we believe will provide a tailwind for the higher-yielding segments of the short-term government bond market.

PERFORMANCE TABLE[1]	Average Annual Total Return			Cumulative Total Return
Period Ending December 31, 2020	1-year	5-year	10-year	5-year	10-year
Short Term Government Income Trust Series I	3.60%	1.78%	1.38%	9.23%	14.66%
Short Term Government Income Trust Series II	3.39%	1.60%	1.18%	8.24%	12.39%
Short Term Government Income Trust Series NAV	3.65%	1.83%	1.43%	9.51%	15.23%
Bloomberg Barclays U.S. Government 1–5 Year Index[2,3]	4.34%	2.35%	1.79%	12.31%	19.38%

1	Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

2	The Bloomberg Barclays U.S. Government 1-5 Year Index is an unmanaged index of securities issued by the U.S. government with maturities of one to five years.

3	It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Series I, Series II, and Series NAV shares the gross expenses are 0.71%, 0.91% and 0.66%, respectively, and the net expenses are 0.70%, 0.90% and 0.65%, respectively. Net expenses reflect contractual expense limitations in effect until July 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply.

11

Strategic Income Opportunities Trust

Subadvisor: Manulife Investment Management (US) LLC
Portfolio Managers: Christopher M. Chapman, CFA, Thomas C. Goggins, Daniel S. Janis, III, Kisoo Park

INVESTMENT OBJECTIVE & POLICIES  >  The trust seeks a high level of current income by investing primarily in the following types of securities: foreign government and corporate debt securities from developed and emerging markets, U.S. government and agency securities, and high-yield bonds. The trust may also invest in other types of debt securities and preferred stocks.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX

Portfolio Composition*	% of Total
Corporate bonds	56.9
Foreign government obligations	18.9
U.S. Government	7.2
Preferred securities	4.4
Convertible bonds	3.0
Common stocks	2.5
Asset backed securities	2.5
Collateralized mortgage obligations	1.5
Capital preferred securities	1.3
Short-term investments and other	1.8

*	As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended December 31, 2020, Strategic Income Opportunities Trust Series I shares returned 8.59% and the Bloomberg Barclays U.S. Aggregate Bond Index returned 7.51%.

Environment  >  Global bonds posted solid gains in a singular and historic year underscored by the COVID-19 pandemic. Lockdowns and shelter-in-place policies designed to slow the spread of the virus led to a severe global economic downturn in the second quarter. Governments around the world responded with unprecedented monetary and fiscal stimulus to help shore up the economy and stabilize financial markets. A gradual easing of social-distancing restrictions in the third quarter led to the emergence of a global economic recovery, but the rebound stalled in the fourth quarter amid a resurgence of coronavirus cases and renewed lockdowns. However, the year ended on a positive note as the rollout of vaccines for the virus began in many countries.

In the bond market, a pandemic-driven flight to quality pushed government bond yields down sharply around the globe, with many reaching all-time lows by mid-year. Consequently, government bonds were the best performers in the bond market during the first half of the year. Corporate bonds led the market’s advance in the last six months amid optimism about a return to economic normalcy sometime in 2021.

The impact of currency management, achieved partially through the use of derivatives, was the largest contributor during the period, primarily driven by overweights to the euro, Canadian dollar and Norwegian krone, which appreciated against the US dollar. Overweight allocations to corporates, convertible bonds, taxable municipals and equities combined with an underweight to agency MBS contributed to results. An overweight to the Eurozone from a country perspective detracted and acted as a partial off-set. Security selection within our asset-backed securities, commercial mortgage-backed securities and corporate exposures also was negative during the period. Lastly, the impact of duration positioning was negative, primarily in the US.

Extraordinarily accommodative monetary and fiscal policy on a global basis will likely support economic activity throughout 2021. We expect the broad distribution of vaccines in the first half of the year to also serve as a tailwind for further economic recovery as pent up demand is released. Volatility will likely remain elevated in the short-term, however, as virus counts remain high and lockdowns, which hurt economic activity, remain in place. While we remain positive on the long-term economic recovery, given the inherent risks in the short-term, we believe it’s important to strike a balance between yield/risk and quality, stability and liquidity.

We have been maintaining an intermediate portfolio duration, which aims to provide downside risk protection and dampen portfolio volatility in stressed and illiquid markets. From a sector allocation perspective, we maintain a positive outlook for corporate credit and could potentially increase exposure on a selective basis as market volatility and valuations permit. We believe the more speculative tiers of the high-yield market remain vulnerable to an extended economic slowdown. We also hold core positions in global governments, mortgage-backed and asset-backed securities, which provide diversification away from pure corporate risk. We also believe that our economic outlook will be positive for emerging markets and we will be selective in adding to our emerging markets exposure in 2021. In regards to currencies, as a result of reduced interest rate and growth differentials, US fiscal/trade deficits and expected new administration policies, the stronger US dollar trend has likely peaked. Given short-term uncertainty, we will actively manage currency exposures and balance the longer-term, cyclical opportunities with the risk of continued headline-driven volatility.

PERFORMANCE TABLE[1]	Average Annual Total Return			Cumulative Total Return
Period Ending December 31, 2020	1-year	5-year	10-year	5-year	10-year
Strategic Income Opportunities Trust Series I	8.59%	4.89%	4.90%	26.95%	61.38%
Strategic Income Opportunities Trust Series II	8.36%	4.69%	4.70%	25.74%	58.29%
Strategic Income Opportunities Trust Series NAV	8.60%	4.94%	4.95%	27.27%	62.16%
Bloomberg Barclays U.S. Aggregate Bond Index[2,3]	7.51%	4.44%	3.84%	24.23%	45.76%

1	Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

2	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

3	It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Series I, Series II, and Series NAV shares the gross expenses are 0.76%, 0.96% and 0.71%, respectively, and the net expenses are 0.75%, 0.95% and 0.70%, respectively. Net expenses reflect contractual expense limitations in effect until July 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply.

12

Total Bond Market Trust

Subadvisor: Manulife Investment Management (US) LLC
Portfolio Manager: Peter Farley, CFA

INVESTMENT OBJECTIVE & POLICIES  >  The trust seeks to track the performance of the Bloomberg Barclays U.S. Aggregate Bond Index by investing at least 80% of its net assets (plus any borrowings for investment purposes) in securities listed in this index.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX

Portfolio Composition*	% of Total
U.S. Government	36.3
Corporate bonds	28.8
U.S. Government Agency	28.8
Collateralized mortgage obligations	2.4
Foreign government obligations	1.2
Municipal bonds	0.7
Short-term investments and other	1.8

*	As a percentage of net assets.

PORTFOLIO MANAGER’S COMMENTARY

Performance  >  For the year ended December 31, 2020, Total Bond Market Trust Series NAV shares returned 7.39% and the Bloomberg Barclays U.S. Aggregate Bond Index returned 7.51%.

Environment  >  U.S. bonds posted solid gains in a singular and historic year underscored by the COVID-19 pandemic. The worldwide contagion of the COVID-19 virus sent shock waves through the financial markets and led to a dramatic slowdown in global economic activity. The U.S. economy contracted by an annualized rate of more than 30% in the second quarter of the year, by far the worst economic reading in history, as lockdowns and shelter-in-place policies designed to slow the spread of the virus brought the economy to a halt.

The federal government responded with unprecedented monetary and fiscal stimulus to help shore up the economy and stabilize financial markets. The U.S. Federal Reserve cut the federal funds rate to zero and reinstated quantitative easing measures to support the credit markets, while Congress approved a $2 trillion economic stimulus bill. These developments led to a flight to quality that drove U.S. Treasury bond yields down to all-time lows in most maturity segments. Consequently, U.S. Treasury securities posted the best returns in the bond market during the first half of the year, while the credit-related sectors of the market lagged due to the virus-related economic turmoil.

In the third quarter, an economic recovery emerged thanks to the extraordinary stimulus measures and a gradual easing of social-distancing restrictions. However, the massive economic rebound—the U.S. economy grew at a record-high 33% annualized rate in the third quarter—began to stall late in the year amid a resurgence of coronavirus cases. The increased spread of the virus led to renewed restrictions and lockdowns, which put downward pressure on U.S. economic activity.

On the positive side, the nationwide rollout of vaccines for the virus began in December, with initial immunization focusing on healthcare workers and the most vulnerable Americans. This development sparked optimism about a return to economic normalcy sometime in 2021, which pushed U.S. Treasury yields higher, though they were still well below levels at the beginning of the year. Corporate bonds were the biggest beneficiaries of the economic optimism, as well as increased investor demand for yield in a low interest rate environment.

For the year, every sector of the investment-grade bond market posted positive returns. Corporate bonds led the market’s advance, followed by U.S. Treasury securities, while residential mortgage-backed securities and asset-backed securities produced the smallest gains.

The strategy performed in line with the Bloomberg Barclays U.S. Aggregate Bond Index in 2020. Individual security selection contributed positively to performance versus the index, particularly among the strategy’s corporate bond holdings. Leading contributors included bonds issued by food products distributor Sysco Corp., aircraft manufacturer The Boeing Company, and discount department store chain The TJX Companies, Inc. Noteworthy detractors included energy company Devon Energy Corp. and apparel maker NIKE, Inc.

Sector allocation was also a positive contributor to relative performance. An overweight position in corporate bonds, including a small holding of high-yield corporate bonds, added the most value. An underweight position in residential mortgage-backed securities also aided relative results.

On the downside, an underweight position in U.S. Treasury securities detracted from performance compared with the index. The strategy’s yield curve positioning was also a drag on relative performance; although the strategy maintained a neutral duration versus the index, the strategy’s maturity structure detracted from relative results.

The approval and initial distribution of multiple coronavirus vaccines imbues us with a sense of optimism as we enter 2021. That said, we believe we are still many months away from a material return to normalcy—it will take some time for a critical mass of Americans to be immunized, and in the meantime, continued COVID-19 outbreaks in many parts of the country will likely dampen economic activity. Congress approved another stimulus package in late December to help individuals and small businesses bridge the gap. We believe an extended period of low interest rates will provide a tailwind for the credit-related sectors of the bond market as investor demand for yield remains robust.

PERFORMANCE TABLE[1]	Average Annual Total Return			Cumulative Total Return
Period Ending December 31, 2020	1-year	5-year	10-year	5-year	10-year
Total Bond Market Trust Series I2	7.23%	4.12%	3.58%	22.39%	42.12%
Total Bond Market Trust Series II2	7.11%	3.93%	3.41%	21.27%	39.88%
Total Bond Market Trust Series NAV	7.39%	4.20%	3.62%	22.82%	42.76%
Bloomberg Barclays U.S. Aggregate Bond Index[3,4]	7.51%	4.44%	3.84%	24.23%	45.76%

1	Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

2	Series I and Series II shares were first offered on November 5, 2012. For periods prior to November 5, 2012, the performance shown links the performance of the Series NAV shares. Series NAV shares have lower expenses than Series I and Series II shares. Had the performance for periods prior to November 5, 2012 reflected Series I and/or Series II expenses, performance would be lower.

3	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

4	It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Series I, Series II, and Series NAV shares the gross expenses are 0.58%, 0.78% and 0.53%, respectively, and the net expenses are 0.31%, 0.51% and 0.26%, respectively. Net expenses reflect contractual expense limitations in effect until April 30, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply.

13

Ultra Short Term Bond Trust

Subadvisor: Manulife Investment Management (US) LLC
Portfolio Managers: Jeffrey N. Given, CFA, Howard C. Greene, CFA

INVESTMENT OBJECTIVE & POLICIES  >  The trust seeks a high level of current income, consistent with the maintenance of liquidity and the preservation of capital, by investing at least 80% of its net assets in a diversified portfolio of domestic, investment-grade debt securities. Debt securities may be issued by governments, companies, or special purpose entities and may include notes, discount notes, bonds, debentures, commercial paper, repurchase agreements, mortgage-backed and other asset-backed securities and assignments, participations and other interests in bank loans. The trust may also invest in cash and cash equivalents.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX

Portfolio Composition*	% of Total
Corporate bonds	54.0
Asset backed securities	27.2
Collateralized mortgage obligations	1.4
U.S. Government Agency	1.1
Municipal bonds	0.7
Short-term investments and other	15.6

*	As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended December 31, 2020, Ultra Short Term Bond Trust Series I shares returned 1.47% and the ICE Bank of America 6-Month Treasury Bill Index returned 1.05%.

Environment  >  U.S. bonds maturing in less than one year posted positive returns in a singular and historic year underscored by the COVID-19 pandemic. Lockdowns and shelter-in-place policies designed to slow the spread of the virus led to a severe U.S. economic downturn in the first half of the year. The federal government responded with unprecedented monetary and fiscal stimulus to help shore up the economy and stabilize financial markets. A gradual easing of social-distancing restrictions in the third quarter led to an emergent economic recovery, but the rebound stalled in the fourth quarter amid a resurgence of coronavirus cases and renewed lockdowns. Nonetheless, the year ended on a positive note as the nationwide rollout of vaccines for the virus began in December.

A pandemic-driven flight to quality and a shift to a near-zero interest rate policy by the U.S. Federal Reserve pushed short-term bond yields down to all-time lows, leading to price gains for short-term bonds.

The portfolio outperformed its benchmark for the period due in large part to our pursuit of higher yields. One of the strategies to add yield was an emphasis on securities with longer maturity dates than the index, which provided both a yield advantage and an opportunity to benefit more from declining interest rates.

The portfolio’s sector allocation was another source of higher yields. The portfolio’s holdings of short-term corporate bonds, which represented more than half of the portfolio on average during the year, contributed significantly to both absolute and relative performance. Positions in asset-backed securities and residential mortgage-backed securities also added value.

Among individual portfolio holdings, the leading contributors to performance included bonds issued by electric utilities FirstEnergy Corp., as well as financial services provider Santander Holdings USA, Inc. Noteworthy detractors included financial services provider Wells Fargo & Company and auto maker Ford Motor Credit Company LLC.

The approval and initial distribution of multiple coronavirus vaccines imbues us with a sense of optimism as we enter 2021. That said, we believe we are still many months away from a material return to normalcy—it will take some time for a critical mass of Americans to be immunized, and in the meantime, continued COVID-19 outbreaks in many parts of the country will likely dampen economic activity. Congress approved another stimulus package in late December to help individuals and small businesses bridge the gap. We continue to anticipate an extended period of low interest rates, which we believe will provide a tailwind for the higher-yielding segments of the short-term bond market.

PERFORMANCE TABLE[1]	Average Annual Total Return			Cumulative Total Return
Period Ending December 31, 2020	1-year	5-year	10-year	5-year	10-year
Ultra Short Term Bond Trust Series I	1.47%	1.43%	0.77%	7.35%	7.92%
Ultra Short Term Bond Trust Series II	1.28%	1.23%	0.57%	6.30%	5.84%
Ultra Short Term Bond Trust Series NAV	1.61%	1.50%	0.82%	7.71%	8.54%
ICE BofA 6-Month Treasury Bill Index[2,3]	1.05%	1.43%	0.81%	7.36%	8.39%

1	Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

2	The ICE BofA 6-Month Treasury Bill Index is an unmanaged index tracking 6-month U.S. government securities.

3	It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Series I, Series II, and Series NAV shares the gross expenses are 0.67%, 0.87% and 0.62%, respectively, and the net expenses are 0.66%, 0.86% and 0.61%, respectively. Net expenses reflect contractual expense limitations in effect until July 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply.

14

John Hancock Variable Insurance Trust
Shareholder expense example

As a shareholder of a portfolio of John Hancock Variable Insurance Trust, you incur ongoing costs, such as management fees, distribution (Rule 12b-1) fees and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (July 1, 2020 through December 31, 2020).
Actual expenses:
The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period ended” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes:
The second line of each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
		Account value on 7-1-2020	Ending value on 12-31-2020	Expenses paid during period ended 12-31-2020[1]	Annualized expense ratio
Active Bond Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,033.10	$3.58	0.70%
	Hypothetical example	1,000.00	1,021.60	3.56	0.70%
Series II	Actual expenses/actual returns	1,000.00	1,032.00	4.60	0.90%
	Hypothetical example	1,000.00	1,020.60	4.57	0.90%
Series NAV	Actual expenses/actual returns	1,000.00	1,032.50	3.32	0.65%
	Hypothetical example	1,000.00	1,021.90	3.30	0.65%
Core Bond Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,020.00	$3.35	0.66%
	Hypothetical example	1,000.00	1,021.80	3.35	0.66%
Series II	Actual expenses/actual returns	1,000.00	1,019.60	4.37	0.86%
	Hypothetical example	1,000.00	1,020.80	4.37	0.86%
Series NAV	Actual expenses/actual returns	1,000.00	1,021.30	3.10	0.61%
	Hypothetical example	1,000.00	1,022.10	3.10	0.61%
High Yield Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,119.30	$4.53	0.85%
	Hypothetical example	1,000.00	1,020.90	4.32	0.85%
Series II	Actual expenses/actual returns	1,000.00	1,118.30	5.59	1.05%
	Hypothetical example	1,000.00	1,019.90	5.33	1.05%
Series NAV	Actual expenses/actual returns	1,000.00	1,119.80	4.26	0.80%
	Hypothetical example	1,000.00	1,021.10	4.06	0.80%
Investment Quality Bond Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,030.40	$3.78	0.74%
	Hypothetical example	1,000.00	1,021.40	3.76	0.74%
Series II	Actual expenses/actual returns	1,000.00	1,030.10	4.80	0.94%
	Hypothetical example	1,000.00	1,020.40	4.77	0.94%
Series NAV	Actual expenses/actual returns	1,000.00	1,031.00	3.52	0.69%
	Hypothetical example	1,000.00	1,021.70	3.51	0.69%
15

John Hancock Variable Insurance Trust
Shareholder expense example

		Account value on 7-1-2020	Ending value on 12-31-2020	Expenses paid during period ended 12-31-2020[1]	Annualized expense ratio
Money Market Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,000.10	$0.85	0.17%
	Hypothetical example	1,000.00	1,024.30	0.87	0.17%
Series II	Actual expenses/actual returns	1,000.00	1,000.10	0.90	0.18%
	Hypothetical example	1,000.00	1,024.20	0.92	0.18%
Series NAV	Actual expenses/actual returns	1,000.00	1,000.10	0.85	0.17%
	Hypothetical example	1,000.00	1,024.30	0.87	0.17%
Opportunistic Fixed Income Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,067.60	$4.31	0.83%
	Hypothetical example	1,000.00	1,021.00	4.22	0.83%
Series II	Actual expenses/actual returns	1,000.00	1,066.70	5.35	1.03%
	Hypothetical example	1,000.00	1,020.00	5.23	1.03%
Series NAV	Actual expenses/actual returns	1,000.00	1,068.40	4.06	0.78%
	Hypothetical example	1,000.00	1,021.20	3.96	0.78%
Select Bond Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,029.60	$3.16	0.62%
	Hypothetical example	1,000.00	1,022.00	3.15	0.62%
Series II	Actual expenses/actual returns	1,000.00	1,028.20	4.18	0.82%
	Hypothetical example	1,000.00	1,021.00	4.17	0.82%
Series NAV	Actual expenses/actual returns	1,000.00	1,029.40	2.96	0.58%
	Hypothetical example	1,000.00	1,022.20	2.95	0.58%
Short Term Government Income Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,001.90	$3.57	0.71%
	Hypothetical example	1,000.00	1,021.60	3.61	0.71%
Series II	Actual expenses/actual returns	1,000.00	1,000.80	4.58	0.91%
	Hypothetical example	1,000.00	1,020.60	4.62	0.91%
Series NAV	Actual expenses/actual returns	1,000.00	1,002.40	3.32	0.66%
	Hypothetical example	1,000.00	1,021.80	3.35	0.66%
Strategic Income Opportunities Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,087.50	$3.99	0.76%
	Hypothetical example	1,000.00	1,021.30	3.86	0.76%
Series II	Actual expenses/actual returns	1,000.00	1,086.00	5.03	0.96%
	Hypothetical example	1,000.00	1,020.30	4.88	0.96%
Series NAV	Actual expenses/actual returns	1,000.00	1,087.60	3.73	0.71%
	Hypothetical example	1,000.00	1,021.60	3.61	0.71%
Total Bond Market Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,008.30	$1.51	0.30%
	Hypothetical example	1,000.00	1,023.60	1.53	0.30%
Series II	Actual expenses/actual returns	1,000.00	1,008.10	2.52	0.50%
	Hypothetical example	1,000.00	1,022.60	2.54	0.50%
Series NAV	Actual expenses/actual returns	1,000.00	1,008.70	1.26	0.25%
	Hypothetical example	1,000.00	1,023.90	1.27	0.25%
Ultra Short Term Bond Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,003.30	$3.02	0.60%
	Hypothetical example	1,000.00	1,022.10	3.05	0.60%
Series II	Actual expenses/actual returns	1,000.00	1,002.30	4.03	0.80%
	Hypothetical example	1,000.00	1,021.10	4.06	0.80%
Series NAV	Actual expenses/actual returns	1,000.00	1,003.90	2.77	0.55%
	Hypothetical example	1,000.00	1,022.40	2.80	0.55%
[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
16

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund's total net assets as of the report date. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling at 1-800-344-1029. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at http://www.sec.gov.

Active Bond Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 32.7%
U.S. Treasury Bonds - 6.7%
1.250%, 05/15/2050	$2,000,000	$1,810,313	0.3%
1.375%, 08/15/2050	8,272,000	7,729,150	1.0%
2.250%, 08/15/2049	1,579,000	1,803,267	0.2%
2.500%, 02/15/2045	10,888,000	12,960,123	1.7%
2.750%, 11/15/2042	5,650,000	6,988,123	0.9%
2.875%, 05/15/2049	3,000,000	3,865,547	0.5%
3.000%, 02/15/2047	5,420,000	7,073,523	1.0%
3.125%, 11/15/2041	3,886,000	5,074,266	0.7%
3.375%, 11/15/2048	2,300,000	3,224,313	0.4%
		50,528,625
U.S. Treasury Notes - 3.9%
0.875%, 11/15/2030	2,706,000	2,695,430	0.4%
2.375%, 05/15/2027 to 05/15/2029	13,000,000	14,596,953	2.0%
2.875%, 08/15/2028	10,000,000	11,610,547	1.5%
OTHER SECURITIES		337,395	0.0%
		29,240,325
Federal Home Loan Mortgage Corp. - 4.4%
3.000%, 03/01/2043 to 01/01/2050	15,295,476	16,316,235	2.1%
3.500%, 10/01/2046 to 12/01/2049	12,304,285	13,317,916	1.8%
4.500%, 09/01/2023 to 10/01/2041	1,815,301	2,026,305	0.3%
OTHER SECURITIES		1,705,168	0.2%
		33,365,624
Federal National Mortgage Association - 17.4%
2.000%, 09/01/2050 to 10/01/2050	8,052,128	8,408,286	1.1%
2.000%, TBA (A)	4,105,000	4,267,257	0.6%
2.500%, TBA (A)	1,405,000	1,481,561	0.2%
3.000%, 01/01/2043 to 11/01/2049	14,223,314	15,169,690	2.2%
3.000%, TBA (A)	26,250,000	27,501,981	3.7%
3.500%, 06/01/2042 to 04/01/2050	14,240,564	15,409,990	1.9%
3.500%, TBA (A)	25,000,000	26,429,695	3.5%
4.000%, 10/01/2025 to 11/01/2045	5,296,061	5,832,919	0.8%
4.000%, TBA (A)	16,000,000	17,086,250	2.3%
4.500%, 05/01/2041	1,511,927	1,693,652	0.2%
5.000%, 01/01/2022 to 02/01/2036	1,504,919	1,722,636	0.2%
5.500%, 09/01/2034 to 01/01/2037	1,894,156	2,208,423	0.3%
6.000%, 05/01/2035 to 02/01/2036	1,445,262	1,707,587	0.2%
OTHER SECURITIES		1,573,635	0.2%
		130,493,562
Government National Mortgage Association - 0.3%
4.000%, 02/15/2041	1,290,393	1,431,522	0.2%
Active Bond Trust (continued)
		Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (continued)
OTHER SECURITIES			$600,850	0.1%
			2,032,372
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $233,094,829)			$245,660,508
FOREIGN GOVERNMENT OBLIGATIONS - 0.6%
Argentina - 0.0%			4,088	0.0%
Germany - 0.2%
Federal Republic of Germany 6.250%, 01/04/2030	EUR	725,000	1,454,852	0.2%
Mexico - 0.1%			654,034	0.1%
Panama - 0.1%			698,695	0.1%
Qatar - 0.1%			821,755	0.1%
Saudi Arabia - 0.1%			759,770	0.1%
United Kingdom - 0.0%			170,345	0.0%
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $4,117,754)			$4,563,539
CORPORATE BONDS - 48.6%
Communication services - 5.5%
Comcast Corp. 4.150%, 10/15/2028		$1,359,000	1,635,211	0.2%
Verizon Communications, Inc. 4.272%, 01/15/2036		1,311,000	1,624,180	0.2%
OTHER SECURITIES			38,238,939	5.1%
			41,498,330
Consumer discretionary - 4.7%
Expedia Group, Inc. 5.000%, 02/15/2026		1,315,000	1,467,232	0.2%
OTHER SECURITIES			33,568,868	4.5%
			35,036,100
Consumer staples - 1.8%
Sysco Corp. 6.600%, 04/01/2050		1,000,000	1,537,793	0.2%
OTHER SECURITIES			12,369,970	1.6%
			13,907,763
Energy - 4.3%			32,484,216	4.3%
Financials - 11.9%
Markel Corp. 5.000%, 03/30/2043		1,270,000	1,572,422	0.2%
Stifel Financial Corp. 4.250%, 07/18/2024		1,549,000	1,740,041	0.2%
OTHER SECURITIES			85,923,086	11.5%
			89,235,549
Health care - 3.4%
AbbVie, Inc. 3.200%, 11/21/2029		1,673,000	1,873,974	0.2%
OTHER SECURITIES			23,685,249	3.2%
			25,559,223
Industrials - 5.6%
Huntington Ingalls Industries, Inc. 4.200%, 05/01/2030		1,454,000	1,718,813	0.2%
OTHER SECURITIES			40,155,001	5.4%
			41,873,814

The accompanying notes are an integral part of the financial statements.	17

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Information technology - 4.0%
Broadcom, Inc. 4.750%, 04/15/2029	$1,520,000	$1,816,879	0.2%
Dell International LLC 5.300%, 10/01/2029 (B)	1,309,000	1,603,097	0.2%
Micron Technology, Inc. 5.327%, 02/06/2029	1,658,000	2,073,057	0.3%
PayPal Holdings, Inc. 2.850%, 10/01/2029	1,818,000	2,018,386	0.3%
OTHER SECURITIES		23,011,948	3.0%
		30,523,367
Materials - 1.9%		14,016,541	1.9%
Real estate - 3.3%		24,552,027	3.3%
Utilities - 2.2%
Arizona Public Service Company 5.500%, 09/01/2035	1,118,000	1,532,955	0.2%
OTHER SECURITIES		15,064,841	2.0%
		16,597,796
TOTAL CORPORATE BONDS (Cost $328,726,260)		$365,284,726
CAPITAL PREFERRED SECURITIES - 0.2%
Financials - 0.2%		1,445,338	0.2%
TOTAL CAPITAL PREFERRED SECURITIES (Cost $1,388,779)		$1,445,338
MUNICIPAL BONDS - 0.6%		4,652,035	0.6%
TOTAL MUNICIPAL BONDS (Cost $4,392,167)		$4,652,035
COLLATERALIZED MORTGAGE OBLIGATIONS - 6.9%
Commercial and residential - 5.1%
Commercial Mortgage Trust (Bank of America Merrill Lynch/Deutsche Bank AG) Series 2013-WWP, Class A2, 3.424%, 03/10/2031 (B)	1,400,000	1,478,867	0.2%
OTHER SECURITIES		36,940,561	4.9%
		38,419,428
Federal Home Loan Mortgage Corp. - 0.4%		2,841,512	0.4%
Federal National Mortgage Association - 0.6%
Series 2012-21, Class PA, 2.000%, 03/25/2041	1,707,714	1,753,465	0.3%
OTHER SECURITIES		2,389,728	0.3%
		4,143,193
Government National Mortgage Association - 0.8%		6,261,034	0.8%
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $54,001,207)		$51,665,167
ASSET BACKED SECURITIES - 6.3%
Capital One Multi-Asset Execution Trust Series 2016-A7, Class A7 (1 month LIBOR + 0.510%), 0.669%, 09/16/2024 (C)	3,123,000	3,135,986	0.4%
Chase Issuance Trust Series 2016-A3, Class A3 (1 month LIBOR + 0.550%), 0.709%, 06/15/2023 (C)	4,500,000	4,511,169	0.6%
Active Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
ASSET BACKED SECURITIES (continued)
Citibank Credit Card Issuance Trust Series 2017-A7, Class A7 (1 month LIBOR + 0.370%), 0.522%, 08/08/2024 (C)	$3,000,000	$3,013,154	0.4%
Credit-Based Asset Servicing & Securitization LLC Series 2006-MH1, Class B1, 6.250%, 10/25/2036 (B)	2,560,000	2,667,475	0.4%
OTHER SECURITIES		34,421,379	4.5%
TOTAL ASSET BACKED SECURITIES (Cost $46,575,107)		$47,749,163
COMMON STOCKS - 0.0%
Utilities - 0.0%		55,182	0.0%
TOTAL COMMON STOCKS (Cost $55,000)		$55,182
PREFERRED SECURITIES - 0.2%
Consumer staples - 0.0%		179,496	0.0%
Financials - 0.0%		237,372	0.0%
Information technology - 0.1%		394,024	0.1%
Utilities - 0.1%		344,787	0.1%
TOTAL PREFERRED SECURITIES (Cost $1,024,803)		$1,155,679
SHORT-TERM INVESTMENTS - 12.6%
Short-term funds - 11.3%
John Hancock Collateral Trust, 0.1386% (D)(E)	249,710	2,498,620	0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0300% (D)	82,693,307	82,693,307	11.0%
		85,191,927
Repurchase agreement - 1.3%
Barclays Tri-Party Repurchase Agreement dated 12-31-20 at 0.050% to be repurchased at $6,176,034 on 1-4-21, collateralized by $6,116,600 U.S. Treasury Notes, 1.625% due 11-15-22 (valued at $6,299,578)	$6,176,000	6,176,000	0.8%
Repurchase Agreement with State Street Corp. dated 12-31-20 at 0.000% to be repurchased at $3,406,000 on 1-4-21, collateralized by $3,478,200 U.S. Treasury Bills, 0.000% due 12-30-21 (valued at $3,474,155)	3,406,000	3,406,000	0.5%
		9,582,000
TOTAL SHORT-TERM INVESTMENTS (Cost $94,774,125)		$94,773,927
Total Investments (Active Bond Trust) (Cost $768,150,031) - 108.7%		$817,005,264	108.7%
Other assets and liabilities, net - (8.7)%		(65,529,695)	(8.7%)
TOTAL NET ASSETS - 100.0%		$751,475,569	100.0%

The accompanying notes are an integral part of the financial statements.	18

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Active Bond Trust (continued)
Currency Abbreviations
EUR	Euro
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $141,381,761 or 18.8% of the fund's net assets as of 12-31-20.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	The rate shown is the annualized seven-day yield as of 12-31-20.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Core Bond Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 53.8%
U.S. Treasury Bonds - 7.7%
1.125%, 05/15/2040 to 08/15/2040	$41,354,000	$39,136,174	3.7%
1.250%, 05/15/2050	2,621,000	2,372,415	0.2%
1.375%, 11/15/2040 to 08/15/2050	20,067,000	18,926,239	1.8%
1.625%, 11/15/2050	5,403,000	5,370,920	0.5%
2.500%, 02/15/2045	2,632,000	3,132,903	0.3%
2.875%, 05/15/2043	9,401,000	11,864,356	1.2%
		80,803,007
U.S. Treasury Notes - 20.5%
0.125%, 05/31/2022 to 12/15/2023	105,379,000	105,329,348	10.2%
0.250%, 06/15/2023 to 09/30/2025	19,340,000	19,328,330	1.8%
0.375%, 04/30/2025 to 12/31/2025	29,382,000	29,420,372	2.8%
0.625%, 12/31/2027	2,507,000	2,503,083	0.2%
0.875%, 11/15/2030	11,681,000	11,635,371	1.1%
1.375%, 01/31/2021 to 05/31/2021	34,186,000	34,294,212	3.3%
2.250%, 04/30/2021	4,770,000	4,802,980	0.5%
3.125%, 05/15/2021	4,453,000	4,501,705	0.4%
OTHER SECURITIES		1,969,553	0.2%
		213,784,954
Federal Home Loan Mortgage Corp. - 3.1%
3.500%, 04/01/2049 to 11/01/2049	4,580,312	4,934,808	0.5%
4.000%, 01/01/2035 to 07/01/2049	14,700,444	16,157,525	1.5%
4.500%, 06/01/2039 to 08/01/2049	5,605,812	6,274,298	0.6%
5.000%, 03/01/2049	2,603,693	2,968,032	0.3%
OTHER SECURITIES		1,836,422	0.2%
		32,171,085
Federal National Mortgage Association - 15.9%
2.000%, 01/01/2036	5,790,000	6,054,543	0.6%
2.000%, TBA (A)	47,600,000	49,413,093	4.8%
2.500%, 12/01/2035 to 10/01/2050	16,241,320	17,308,063	1.7%
Core Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
3.500%, 09/01/2032 to 11/01/2049	$2,941,888	$3,138,010	0.3%
4.000%, 09/01/2033 to 12/01/2049	26,502,848	29,440,223	2.8%
4.500%, 05/01/2034 to 01/01/2059	26,348,049	29,654,955	2.8%
5.000%, 07/01/2044 to 11/01/2049	19,750,996	22,575,606	2.1%
5.500%, 12/01/2048 to 06/01/2049	3,543,240	4,077,703	0.4%
OTHER SECURITIES		4,503,948	0.4%
		166,166,144
Government National Mortgage Association - 6.6%
2.000%, TBA (A)	21,000,000	21,946,007	2.1%
2.500%, TBA (A)	9,400,000	9,923,486	1.0%
4.000%, 06/20/2047 to 07/20/2049	16,139,910	17,513,707	1.8%
4.500%, 08/15/2047 to 05/20/2049	4,835,016	5,302,248	0.4%
5.000%, 12/20/2039 to 03/20/2049	11,971,383	13,198,152	1.2%
OTHER SECURITIES		1,155,888	0.1%
		69,039,488
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $557,877,866)		$561,964,678
FOREIGN GOVERNMENT OBLIGATIONS - 1.2%
Bermuda - 0.0%		398,675	0.0%
Indonesia - 0.1%		684,954	0.1%
Israel - 0.0%		334,973	0.0%
Japan - 0.1%		854,633	0.1%
Mexico - 0.5%		5,095,550	0.5%
Paraguay - 0.1%		1,001,814	0.1%
Peru - 0.1%		1,368,203	0.1%
Philippines - 0.1%		977,152	0.1%
United Arab Emirates - 0.2%		1,938,965	0.2%
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $11,774,383)		$12,654,919
CORPORATE BONDS - 32.2%
Communication services - 2.7%		28,284,659	2.7%
Consumer discretionary - 2.3%		23,921,588	2.3%
Consumer staples - 1.8%		18,585,874	1.8%
Energy - 3.0%		31,257,402	3.0%
Financials - 9.4%
Bank of America Corp. (1.197% to 10-24-25, then SOFR + 1.010%) 10/24/2026	3,150,000	3,191,210	0.3%
The Goldman Sachs Group, Inc. (0.627% to 11-17-22, then SOFR + 0.538%) 11/17/2023	2,652,000	2,662,630	0.3%
OTHER SECURITIES		92,615,918	8.8%
		98,469,758
Health care - 3.6%		37,284,504	3.6%

The accompanying notes are an integral part of the financial statements.	19

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Industrials - 2.4%		$25,576,408	2.4%
Information technology - 2.3%		24,424,527	2.3%
Materials - 0.9%		9,160,943	0.9%
Real estate - 1.2%		12,338,727	1.2%
Utilities - 2.6%		27,463,338	2.6%
TOTAL CORPORATE BONDS (Cost $317,473,636)		$336,767,728
MUNICIPAL BONDS - 0.5%		4,795,598	0.5%
TOTAL MUNICIPAL BONDS (Cost $4,014,168)		$4,795,598
COLLATERALIZED MORTGAGE OBLIGATIONS - 7.7%
Commercial and residential - 3.7%		38,488,965	3.7%
Federal Home Loan Mortgage Corp. - 1.2%
Series 4988, Class AF (1 month LIBOR + 0.350%), 0.499%, 10/15/2037 (B)	$2,410,161	2,423,807	0.2%
Series 4742, Class PA, 3.000%, 10/15/2047	2,758,846	2,888,634	0.3%
OTHER SECURITIES		7,660,446	0.7%
		12,972,887
Federal National Mortgage Association - 2.3%
Series 2015-84, Class PA, 1.700%, 08/25/2033	2,396,113	2,480,595	0.2%
Series 2016-57, Class PC, 1.750%, 06/25/2046	4,544,648	4,734,320	0.5%
Series 2016-48, Class MA, 2.000%, 06/25/2038	2,495,376	2,610,275	0.2%
Series 414, Class A35, 3.500%, 10/25/2042	2,246,384	2,392,503	0.2%
OTHER SECURITIES		11,874,810	1.2%
		24,092,503
Government National Mortgage Association - 0.5%		4,757,040	0.5%
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $77,388,435)		$80,311,395
ASSET BACKED SECURITIES - 10.2%
Ford Credit Auto Owner Trust Series 2019-1, Class A, 3.520%, 07/15/2030 (C)	2,218,000	2,418,971	0.2%
Ford Credit Auto Owner Trust Series 2020-2, Class A, 1.060%, 04/15/2033 (C)	2,456,000	2,479,526	0.2%
Ford Credit Floorplan Master Owner Trust Series 2020-1, Class A1, 0.700%, 09/15/2025	2,480,000	2,497,545	0.2%
Ford Credit Floorplan Master Owner Trust Series 2020-2, Class A, 1.060%, 09/15/2027	3,529,000	3,580,025	0.3%
Navient Private Education Loan Trust Series 2020-IA, Class A1A, 1.330%, 04/15/2069 (C)	3,094,000	3,097,997	0.3%
Nelnet Student Loan Trust Series 2005-1, Class A5 (3 month LIBOR + 0.110%), 0.325%, 10/25/2033 (B)	3,907,204	3,806,237	0.4%
Core Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
ASSET BACKED SECURITIES (continued)
Nelnet Student Loan Trust Series 2005-2, Class A5 (3 month LIBOR + 0.100%), 0.336%, 03/23/2037 (B)	$4,549,790	$4,412,709	0.4%
Nelnet Student Loan Trust Series 2005-3, Class A5 (3 month LIBOR + 0.120%), 0.356%, 12/24/2035 (B)	2,798,269	2,755,415	0.3%
Santander Revolving Auto Loan Trust Series 2019-A, Class A, 2.510%, 01/26/2032 (C)	2,253,000	2,395,207	0.2%
SMB Private Education Loan Trust Series 2020-PTB, Class A2A, 1.600%, 09/15/2054 (C)	4,362,000	4,402,741	0.4%
OTHER SECURITIES		74,790,782	7.3%
TOTAL ASSET BACKED SECURITIES (Cost $105,230,277)		$106,637,155
SHORT-TERM INVESTMENTS - 3.1%
Short-term funds - 3.1%
John Hancock Collateral Trust, 0.1386% (D)(E)	234,172	2,343,146	0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0300% (D)	30,074,800	30,074,800	2.9%
		32,417,946
TOTAL SHORT-TERM INVESTMENTS (Cost $32,418,156)		$32,417,946
Total Investments (Core Bond Trust) (Cost $1,106,176,921) - 108.7%		$1,135,549,419	108.7%
Other assets and liabilities, net - (8.7)%		(90,672,309)	(8.7%)
TOTAL NET ASSETS - 100.0%		$1,044,877,110	100.0%
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $135,358,196 or 13.0% of the fund's net assets as of 12-31-20.
(D)	The rate shown is the annualized seven-day yield as of 12-31-20.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
High Yield Trust
	Shares or Principal Amount	Value	% of Net Assets
FOREIGN GOVERNMENT OBLIGATIONS - 0.7%
Argentina - 0.4%		$737,298	0.4%

The accompanying notes are an integral part of the financial statements.	20

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Brazil - 0.3%		$601,795	0.3%
Indonesia - 0.0%		6,134	0.0%
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $2,184,353)		$1,345,227
CORPORATE BONDS - 82.9%
Communication services - 12.9%
Allen Media LLC 10.500%, 02/15/2028 (A)	$810,000	840,375	0.4%
Altice France SA 7.375%, 05/01/2026 (A)	2,220,000	2,336,550	1.2%
CCO Holdings LLC 4.500% 08/15/2030 to 05/01/2032 (A)	1,440,000	1,533,505	0.7%
CCO Holdings LLC 5.125%, 05/01/2027 (A)	1,060,000	1,124,861	0.6%
CSC Holdings LLC 6.500%, 02/01/2029 (A)	800,000	903,240	0.5%
DISH DBS Corp. 7.750%, 07/01/2026	1,530,000	1,712,804	0.9%
Netflix, Inc. 6.375%, 05/15/2029	700,000	864,500	0.4%
Sprint Corp. 7.875%, 09/15/2023	2,170,000	2,512,426	1.3%
Virgin Media Secured Finance PLC 5.500% 08/15/2026 to 05/15/2029 (A)	1,010,000	1,063,988	0.6%
OTHER SECURITIES		12,492,481	6.3%
		25,384,730
Consumer discretionary - 14.9%
American News Company LLC (8.500% Cash or 10.000% PIK) 8.500%, 09/01/2026 (A)	939,958	1,059,803	0.5%
Boyne USA, Inc. 7.250%, 05/01/2025 (A)	960,000	1,006,800	0.5%
Century Communities, Inc. 5.875%, 07/15/2025	1,040,000	1,081,600	0.6%
Ford Motor Company 9.000%, 04/22/2025	670,000	823,330	0.4%
Ford Motor Credit Company LLC 3.087%, 01/09/2023	900,000	915,701	0.5%
Ken Garff Automotive LLC 4.875%, 09/15/2028 (A)	860,000	894,400	0.5%
L Brands, Inc. 5.250%, 02/01/2028	1,020,000	1,063,350	0.5%
NCL Corp., Ltd. 10.250%, 02/01/2026 (A)	670,000	783,900	0.4%
NCL Corp., Ltd. 12.250%, 05/15/2024 (A)	730,000	876,000	0.4%
Silversea Cruise Finance, Ltd. 7.250%, 02/01/2025 (A)	822,000	850,770	0.4%
Viking Cruises, Ltd. 13.000%, 05/15/2025 (A)	910,000	1,087,450	0.6%
VOC Escrow, Ltd. 5.000%, 02/15/2028 (A)	1,525,000	1,513,563	0.8%
OTHER SECURITIES		17,293,720	8.8%
		29,250,387
Consumer staples - 1.6%
Simmons Foods, Inc. 5.750%, 11/01/2024 (A)	790,000	806,788	0.4%
High Yield Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Consumer staples (continued)
OTHER SECURITIES		$2,269,748	1.2%
		3,076,536
Energy - 11.3%
Berry Petroleum Company LLC 7.000%, 02/15/2026 (A)	$1,120,000	952,000	0.5%
Continental Resources, Inc. 5.750%, 01/15/2031 (A)	710,000	788,086	0.4%
MEG Energy Corp. 7.125%, 02/01/2027 (A)	890,000	918,925	0.5%
The Williams Companies, Inc. 7.500%, 01/15/2031	780,000	1,059,790	0.5%
OTHER SECURITIES		18,435,009	9.4%
		22,153,810
Financials - 7.2%
DAE Funding LLC 5.750%, 11/15/2023 (A)	1,170,000	1,202,175	0.6%
NatWest Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) 08/15/2021 (B)	1,180,000	1,224,734	0.6%
UniCredit SpA (5.459% to 6-30-30, then 5 Year CMT + 4.750%) 06/30/2035 (A)	720,000	792,334	0.4%
OTHER SECURITIES		11,042,718	5.6%
		14,261,961
Health care - 10.1%
Bausch Health Companies, Inc. 5.000%, 02/15/2029 (A)	870,000	894,534	0.5%
Bausch Health Companies, Inc. 6.250%, 02/15/2029 (A)	1,850,000	2,009,563	1.0%
Bausch Health Companies, Inc. 9.000%, 12/15/2025 (A)	800,000	884,864	0.4%
Centene Corp. 4.625%, 12/15/2029	900,000	999,189	0.5%
Community Health Systems, Inc. 6.625%, 02/15/2025 (A)	810,000	852,509	0.4%
HCA, Inc. 5.625%, 09/01/2028	800,000	945,000	0.5%
Tenet Healthcare Corp. 6.750%, 06/15/2023	850,000	914,430	0.5%
OTHER SECURITIES		12,366,061	6.3%
		19,866,150
Industrials - 10.0%
Global Aircraft Leasing Company, Ltd. (6.500% Cash or 7.250% PIK) 6.500%, 09/15/2024 (A)	2,124,312	1,895,948	1.0%
Park Aerospace Holdings, Ltd. 4.500%, 03/15/2023 (A)	830,000	869,721	0.4%
Prime Security Services Borrower LLC 6.250%, 01/15/2028 (A)	920,000	987,703	0.5%
Spirit Loyalty Cayman, Ltd. 8.000%, 09/20/2025 (A)	910,000	1,019,200	0.5%
SRM Escrow Issuer LLC 6.000%, 11/01/2028 (A)	770,000	806,063	0.4%

The accompanying notes are an integral part of the financial statements.	21

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Industrials (continued)
OTHER SECURITIES		$14,110,773	7.2%
		19,689,408
Information technology - 3.9%
CommScope, Inc. 8.250%, 03/01/2027 (A)	$1,260,000	1,345,050	0.7%
Gartner, Inc. 3.750%, 10/01/2030 (A)	750,000	787,500	0.4%
OTHER SECURITIES		5,484,374	2.8%
		7,616,924
Materials - 5.7%
First Quantum Minerals, Ltd. 6.875% 03/01/2026 to 10/15/2027 (A)	1,450,000	1,531,175	0.8%
Greif, Inc. 6.500%, 03/01/2027 (A)	840,000	888,300	0.4%
OTHER SECURITIES		8,894,301	4.5%
		11,313,776
Real estate - 4.3%
Five Point Operating Company LP 7.875%, 11/15/2025 (A)	1,410,000	1,492,556	0.8%
OTHER SECURITIES		6,884,454	3.5%
		8,377,010
Utilities - 1.0%		1,993,064	1.0%
TOTAL CORPORATE BONDS (Cost $156,397,348)		$162,983,756
CONVERTIBLE BONDS - 1.4%
Communication services - 0.3%		496,266	0.3%
Energy - 0.3%		578,140	0.3%
Financials - 0.5%		955,384	0.5%
Health care - 0.1%		285,760	0.1%
Information technology - 0.1%		239,568	0.1%
Utilities - 0.1%		109,760	0.1%
TOTAL CONVERTIBLE BONDS (Cost $2,639,604)		$2,664,878
TERM LOANS (C) - 5.6%
Communication services - 0.5%		907,499	0.5%
Consumer discretionary - 1.1%		2,152,109	1.1%
Energy - 0.0%		21,185	0.0%
Financials - 0.7%		1,445,936	0.7%
Health care - 1.4%		2,756,444	1.4%
Industrials - 1.4%
Delta Air Lines, Inc., 2020 GSR Term Loan B (3 month LIBOR + 4.750%) 5.750%, 04/29/2023	1,174,100	1,190,667	0.6%
OTHER SECURITIES		1,548,880	0.8%
		2,739,547
Information technology - 0.3%		610,526	0.3%
Real estate - 0.2%		411,730	0.2%
TOTAL TERM LOANS (Cost $10,996,183)		$11,044,976
High Yield Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
ASSET BACKED SECURITIES - 4.4%
OZLM XIX, Ltd. Series 2017-19A, Class C (3 month LIBOR + 3.100%), 3.337%, 11/22/2030 (A)(D)	$810,000	$783,957	0.4%
OTHER SECURITIES		7,923,558	4.0%
TOTAL ASSET BACKED SECURITIES (Cost $8,820,896)		$8,707,515
COMMON STOCKS - 0.7%
Communication services - 0.0%		0	0.0%
Consumer discretionary - 0.1%		87,170	0.1%
Energy - 0.6%		1,209,563	0.6%
TOTAL COMMON STOCKS (Cost $10,934,124)		$1,296,733
PREFERRED SECURITIES - 1.0%
Energy - 0.3%		534,463	0.3%
Financials - 0.7%
GMAC Capital Trust I (3 month LIBOR + 5.785%), 6.007% (D)	51,072	1,381,498	0.7%
OTHER SECURITIES		104,918	0.0%
		1,486,416
TOTAL PREFERRED SECURITIES (Cost $1,843,976)		$2,020,879
ESCROW CERTIFICATES - 0.0%		0	0.0%
TOTAL ESCROW CERTIFICATES (Cost $342,202)		$0
SHORT-TERM INVESTMENTS - 2.8%
Short-term funds - 2.8%
John Hancock Collateral Trust, 0.1386% (E)(F)	320,664	3,208,593	1.6%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 0.0300% (E)	2,385,757	2,385,757	1.2%
		5,594,350
TOTAL SHORT-TERM INVESTMENTS (Cost $5,594,558)		$5,594,350
Total Investments (High Yield Trust) (Cost $199,753,244) - 99.5%		$195,658,314	99.5%
Other assets and liabilities, net - 0.5%		988,944	0.5%
TOTAL NET ASSETS - 100.0%		$196,647,258	100.0%
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $122,217,700 or 62.2% of the fund's net assets as of 12-31-20.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	The rate shown is the annualized seven-day yield as of 12-31-20.

The accompanying notes are an integral part of the financial statements.	22

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

High Yield Trust (continued)
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	81	Long	Mar 2021	$10,193,926	$10,219,289	$25,363
						$25,363
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	569,749	USD	675,121	BNP	1/19/2021	$21,165	—
MXN	1,174,325	USD	51,617	BNP	1/19/2021	7,300	—
USD	244,744	CAD	324,512	JPM	1/19/2021	—	$(10,214)
USD	149,989	EUR	127,131	BNP	1/19/2021	—	(5,377)
						$28,465	$(15,591)
SWAPS
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
JPM	Occidental Petroleum Corp.	3.897%	750,000	USD	$750,000	1.000%	Quarterly	Dec 2023	$(81,028)	$21,228	$(59,800)
					$750,000				$(81,028)	$21,228	$(59,800)
Centrally cleared	Ford Motor Credit Company LLC	3.558%	513,000	USD	513,000	5.000%	Quarterly	Jun 2023	(26,726)	67,608	40,882
					$513,000				$(26,726)	$67,608	$40,882
					$1,263,000				$(107,754)	$88,836	$(18,918)
Derivatives Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro
MXN	Mexican Peso
USD	U.S. Dollar
Derivatives Abbreviations
BNP	BNP Paribas
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter

See Notes to financial statements regarding investment transactions and other derivatives information.
Investment Quality Bond Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 57.0%
U.S. Treasury Bonds - 14.4%
1.250%, 05/15/2050	$1,335,000	$1,208,384	0.5%
2.250%, 08/15/2046	1,635,000	1,862,623	0.7%
2.500%, 02/15/2045 (A)	1,204,000	1,433,136	0.5%
2.500%, 02/15/2046	648,000	772,664	0.3%
2.875%, 05/15/2043	1,170,000	1,476,577	0.6%
3.000%, 11/15/2044 to 02/15/2048	8,215,000	10,685,534	3.9%
3.125%, 08/15/2044 (A)	5,535,000	7,286,957	2.7%
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
3.125%, 05/15/2048	$3,205,000	$4,293,949	1.6%
3.375%, 05/15/2044	1,690,000	2,307,114	0.9%
3.625%, 08/15/2043	680,000	958,747	0.4%
3.750%, 11/15/2043 (A)	2,908,000	4,178,660	1.6%
4.375%, 11/15/2039	1,170,000	1,767,020	0.7%
OTHER SECURITIES		4,310	0.0%
		38,235,675

The accompanying notes are an integral part of the financial statements.	23

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Treasury Inflation Protected Securities - 2.3%
0.375%, 01/15/2027	$1,368,971	$1,527,225	0.6%
0.625%, 01/15/2026	1,408,154	1,571,445	0.6%
0.875%, 01/15/2029	1,711,825	2,011,016	0.8%
OTHER SECURITIES		1,139,619	0.3%
		6,249,305
U.S. Treasury Notes - 7.1%
0.250%, 06/30/2025	3,705,000	3,694,869	1.4%
0.625%, 05/15/2030 to 08/15/2030	9,685,000	9,458,324	3.6%
2.875%, 05/31/2025	5,065,000	5,634,615	2.1%
		18,787,808
Federal Home Loan Mortgage Corp. - 1.0%
3.500%, 03/01/2048 to 06/01/2048	1,949,630	2,065,343	0.8%
OTHER SECURITIES		647,619	0.2%
		2,712,962
Federal National Mortgage Association - 20.9%
1.500%, TBA (B)	4,000,000	4,117,261	1.6%
2.000%, TBA (B)	20,200,000	21,031,401	7.9%
2.500%, 07/01/2030 to 04/01/2045	1,275,949	1,354,296	0.4%
2.660%, 03/01/2027	804,344	880,987	0.3%
2.720%, 03/01/2027	727,987	787,068	0.3%
3.000%, TBA (B)	8,600,000	9,014,816	3.4%
3.500%, 06/01/2046 to 05/01/2048	6,265,494	6,665,836	2.5%
4.000%, TBA (B)	5,800,000	6,193,765	2.3%
4.500%, TBA (B)	3,300,000	3,578,500	1.4%
5.000%, TBA (B)	1,800,000	1,991,813	0.8%
		55,615,743
Government National Mortgage Association - 11.3%
2.000%, TBA (B)	4,200,000	4,393,535	1.7%
3.000%, TBA (B)	11,500,000	12,024,325	4.5%
3.500%, TBA (B)	5,400,000	5,722,401	2.2%
4.000%, TBA (B)	2,600,000	2,771,641	1.0%
4.500%, TBA (B)	4,600,000	4,936,375	1.9%
OTHER SECURITIES		260,045	0.0%
		30,108,322
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $144,867,111)		$151,709,815
FOREIGN GOVERNMENT OBLIGATIONS - 2.7%
Argentina - 0.0%		58,952	0.0%
Australia - 0.1%		336,175	0.1%
Bermuda - 0.1%		209,750	0.1%
Chile - 0.1%		284,875	0.1%
Dominican Republic - 0.2%		498,313	0.2%
Egypt - 0.1%		237,510	0.1%
Ghana - 0.1%		207,438	0.1%
Hungary - 0.0%		87,142	0.0%
Israel - 0.3%		736,125	0.3%
Macedonia - 0.1%		362,157	0.1%
Mexico - 0.4%		1,004,324	0.4%
Panama - 0.1%		206,000	0.1%
Peru - 0.0%		74,656	0.0%
Qatar - 0.3%		758,763	0.3%
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Romania - 0.3%		$958,008	0.3%
Senegal - 0.2%		546,486	0.2%
Tunisia - 0.1%		219,783	0.1%
United Arab Emirates - 0.2%		505,534	0.2%
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $6,607,234)		$7,291,991
CORPORATE BONDS - 34.9%
Communication services - 5.1%
AT&T, Inc. 3.550%, 09/15/2055 (C)	$798,000	793,757	0.3%
OTHER SECURITIES		12,741,777	4.8%
		13,535,534
Consumer discretionary - 1.8%
PulteGroup, Inc. 5.500%, 03/01/2026	665,000	791,293	0.3%
OTHER SECURITIES		4,150,181	1.5%
		4,941,474
Consumer staples - 2.3%		6,151,333	2.3%
Energy - 2.5%		6,625,245	2.5%
Financials - 8.1%
Bank of America Corp. (3.366% to 1-23-25, then 3 month LIBOR + 0.810%) 01/23/2026	740,000	814,516	0.3%
Bank of America Corp. (4.083% to 3-20-50, then 3 month LIBOR + 3.150%) 03/20/2051	625,000	788,011	0.3%
Brighthouse Financial, Inc. 5.625%, 05/15/2030	610,000	752,664	0.3%
GTP Acquisition Partners I LLC 3.482%, 06/16/2025 (C)	730,000	782,672	0.3%
OTHER SECURITIES		18,356,566	6.9%
		21,494,429
Health care - 3.6%		9,588,283	3.6%
Industrials - 2.0%		5,419,088	2.0%
Information technology - 3.5%		9,295,718	3.5%
Materials - 1.5%		4,098,119	1.5%
Real estate - 1.1%		2,861,486	1.1%
Utilities - 3.4%		8,981,000	3.4%
TOTAL CORPORATE BONDS (Cost $85,434,126)		$92,991,709
MUNICIPAL BONDS - 2.3%
Metropolitan Transportation Authority (New York) 5.175%, 11/15/2049	705,000	826,098	0.3%
New York Transportation Development Corp. 4.248%, 09/01/2035	785,000	870,777	0.3%
Philadelphia Authority for Industrial Development (Pennsylvania) 6.550%, 10/15/2028	675,000	869,441	0.3%
OTHER SECURITIES		3,560,331	1.4%
TOTAL MUNICIPAL BONDS (Cost $5,669,506)		$6,126,647
TERM LOANS (D) - 3.2%
Communication services - 0.3%		671,989	0.3%
Consumer discretionary - 0.5%		1,461,132	0.5%

The accompanying notes are an integral part of the financial statements.	24

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
TERM LOANS (continued)
Consumer staples - 0.2%		$414,485	0.2%
Financials - 0.1%		354,047	0.1%
Health care - 0.4%		991,886	0.4%
Industrials - 0.8%		2,203,714	0.8%
Information technology - 0.7%		1,747,099	0.7%
Materials - 0.2%		540,144	0.2%
TOTAL TERM LOANS (Cost $8,415,577)		$8,384,496
COLLATERALIZED MORTGAGE OBLIGATIONS - 14.7%
Commercial and residential - 10.7%
BBCMS Mortgage Trust Series 2017-DELC, Class A (1 month LIBOR + 0.850%), 1.009%, 08/15/2036 (C)(E)	$949,000	938,330	0.4%
Commercial Mortgage Trust (Bank of America Merrill Lynch/Deutsche Bank AG) Series 2013-WWP, Class A2, 3.424%, 03/10/2031 (C)	800,000	845,067	0.3%
OTHER SECURITIES		26,493,050	10.0%
		28,276,447
Federal Home Loan Mortgage Corp. - 1.1%		2,866,639	1.1%
Federal National Mortgage Association - 2.8%		7,589,753	2.8%
Government National Mortgage Association - 0.1%		212,510	0.1%
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $38,191,729)		$38,945,349
ASSET BACKED SECURITIES - 7.8%
Legacy Mortgage Asset Trust Series 2018-GS1, Class A1, 4.000%, 03/25/2058 (C)	753,323	755,890	0.3%
OZLM XII, Ltd. Series 2015-12A, Class A1R (3 month LIBOR + 1.050%), 1.264%, 04/30/2027 (C)(E)	870,200	869,192	0.3%
Shackleton VIII CLO, Ltd. Series 2015-8A, Class A1R (3 month LIBOR + 0.920%), 1.138%, 10/20/2027 (C)(E)	1,158,154	1,154,712	0.4%
Voya CLO, Ltd. Series 2015-1A, Class A1R (3 month LIBOR + 0.900%), 1.118%, 01/18/2029 (C)(E)	790,000	785,133	0.3%
OTHER SECURITIES		17,243,126	6.5%
TOTAL ASSET BACKED SECURITIES (Cost $20,791,969)		$20,808,053
COMMON STOCKS - 0.0%
Energy - 0.0%		7,606	0.0%
TOTAL COMMON STOCKS (Cost $119,522)		$7,606
Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value	% of Net Assets
SHORT-TERM INVESTMENTS - 5.1%
Foreign government - 2.0%
Japan Treasury Discount Bill, (0.088)%, 03/15/2021 *	JPY	547,450,000	$5,302,990	2.0%
Short-term funds - 0.4%
John Hancock Collateral Trust, 0.1386% (F)(G)		112,467	1,125,357	0.4%
Repurchase agreement - 2.7%
Deutsche Bank Tri-Party Repurchase Agreement dated 12-31-20 at 0.070% to be repurchased at $7,100,055 on 1-4-21, collateralized by $7,242,100 U.S. Treasury Bills, 0.000% due 1-7-21 (valued at $7,242,028)		$7,100,000	7,100,000	2.7%
TOTAL SHORT-TERM INVESTMENTS (Cost $13,480,502)			$13,528,347
Total Investments (Investment Quality Bond Trust) (Cost $323,577,276) - 127.7%			$339,794,013	127.7%
Other assets and liabilities, net - (27.7)%			(73,645,155)	(27.7%)
TOTAL NET ASSETS - 100.0%			$266,148,858	100.0%
Currency Abbreviations
JPY	Japanese Yen
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $70,602,210 or 26.5% of the fund's net assets as of 12-31-20.
(D)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	The rate shown is the annualized seven-day yield as of 12-31-20.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.	25

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Australian Treasury Bond Futures	5	Long	Mar 2021	$566,442	$567,306	$864
10-Year U.S. Treasury Note Futures	16	Long	Mar 2021	2,206,785	2,209,250	2,465
2-Year U.S. Treasury Note Futures	56	Long	Mar 2021	12,363,572	12,374,707	11,135
5-Year U.S. Treasury Note Futures	47	Long	Mar 2021	5,917,329	5,929,711	12,382
Euro-Buxl Futures	1	Short	Mar 2021	(273,379)	(275,164)	(1,785)
U.K. Long Gilt Bond Futures	6	Short	Mar 2021	(1,103,115)	(1,112,106)	(8,991)
U.S. Treasury Long Bond Futures	42	Short	Mar 2021	(7,294,259)	(7,273,875)	20,384
Ultra U.S. Treasury Bond Futures	40	Short	Mar 2021	(8,657,861)	(8,542,500)	115,361
Ultra U.S. Treasury Bond Futures	35	Short	Mar 2021	(5,489,467)	(5,472,578)	16,889
						$168,704
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
GBP	31,000	USD	41,341	GSI	3/17/2021	$1,070	—
USD	338,919	AUD	450,000	GSI	3/17/2021	—	$(8,215)
USD	138,530	EUR	114,000	SSB	1/29/2021	—	(820)
USD	2,264,441	EUR	1,862,000	BNP	3/17/2021	—	(13,969)
USD	41,515	GBP	31,000	MSI	3/17/2021	—	(897)
USD	725,855	ILS	2,359,000	NWM	3/17/2021	—	(9,180)
USD	5,278,026	JPY	547,450,000	JPM	3/15/2021	—	(28,133)
USD	272,467	MXN	5,530,000	GSI	6/10/2021	—	(488)
						$1,070	$(61,702)
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BOA	11,100,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.745%	Quarterly	Quarterly	Dec 2025	—	$7,199	$7,199
BOA	783,170,000	KRW	KRW CD KSDA Bloomberg	Fixed 1.200%	Quarterly	Quarterly	Dec 2030	$875	(5,744)	(4,869)
BOA	793,505,000	KRW	KRW CD KSDA Bloomberg	Fixed 1.200%	Quarterly	Quarterly	Dec 2030	1,944	(6,877)	(4,933)
								$2,819	$(5,422)	$(2,603)
Centrally cleared	2,155,000	USD	Fixed 0.075%	USD Compounded SOFR	Annual	Annual	Aug 2025	(232)	13,303	13,071
Centrally cleared	4,935,000	USD	Fixed 0.750%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2030	(17,621)	97,690	80,069
Centrally cleared	2,460,000	USD	Fixed 1.160%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2040	—	68,725	68,725
Centrally cleared	1,605,000	USD	Fixed 0.810%	USD LIBOR BBA	Semi-Annual	Quarterly	Sep 2050	4,982	234,714	239,696
								$(12,871)	$414,432	$401,561
								$(10,052)	$409,010	$398,958
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
GSI	CMBX.NA.AAA.12	1,360,000	USD	$1,360,000	0.500%	Monthly	Aug 2061	$24,567	$(34,581)	$(10,014)
GSI	CMBX.NA.AAA.12	335,000	USD	335,000	0.500%	Monthly	Aug 2061	794	(3,265)	(2,471)
GSI	CMBX.NA.AAA.12	790,000	USD	790,000	0.500%	Monthly	Aug 2061	(2,814)	(3,014)	(5,828)
				$2,485,000				$22,547	$(40,860)	$(18,313)
Centrally cleared	CDX.NA.HY.35	1,195,000	USD	1,195,000	5.000%	Quarterly	Dec 2025	(92,755)	(20,195)	(112,950)
Centrally cleared	CDX.NA.IG.35	970,000	USD	970,000	1.000%	Quarterly	Dec 2025	(20,876)	(3,181)	(24,057)
				$2,165,000				$(113,631)	$(23,376)	$(137,007)
				$4,650,000				$(91,084)	$(64,236)	$(155,320)
The accompanying notes are an integral part of the financial statements.	26

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
DB	CMBX.NA.BBB-.6	22.769%	110,000	USD	$110,000	3.000%	Monthly	May 2063	$(17,467)	$(11,944)	$(29,411)
GSI	CMBX.NA.BBB-.6	22.769%	140,000	USD	140,000	3.000%	Monthly	May 2063	(22,077)	(15,355)	(37,432)
GSI	CMBX.NA.BBB-.6	22.769%	1,335,000	USD	1,335,000	3.000%	Monthly	May 2063	(80,887)	(275,829)	(356,716)
GSI	CMBX.NA.BBB-.6	22.769%	1,390,000	USD	1,390,000	3.000%	Monthly	May 2063	(85,108)	(286,304)	(371,412)
MSI	CMBX.NA.BBB-.6	2.025%	255,000	USD	255,000	3.000%	Monthly	May 2063	(39,137)	(29,042)	(68,179)
MSI	CMBX.NA.BBB-.6	0.454%	130,000	USD	130,000	3.000%	Monthly	May 2063	(20,285)	(14,473)	(34,758)
MSI	CMBX.NA.BBB-.6	22.769%	115,000	USD	115,000	3.000%	Monthly	May 2063	(18,287)	(12,460)	(30,747)
MSI	CMBX.NA.BBB-.6	22.769%	69,000	USD	69,000	3.000%	Monthly	May 2063	(10,978)	(7,470)	(18,448)
					$3,544,000				$(294,226)	$(652,877)	$(947,103)
Centrally cleared	CDX.EM.34	1.498%	6,690,000	USD	6,690,000	1.000%	Quarterly	Dec 2025	(414,521)	257,965	(156,556)
					$6,690,000				$(414,521)	$257,965	$(156,556)
					$10,234,000				$(708,747)	$(394,912)	$(1,103,659)
Derivatives Currency Abbreviations
AUD	Australian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	Pound Sterling
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
USD	U.S. Dollar
Derivatives Abbreviations
BBA	The British Banker's Association
BNP	BNP Paribas
BOA	Bank of America, N.A.
CNREPOFIX	China Fixing Repo Rate
DB	Deutsche Bank AG
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
KSDA	Korea Securities Dealers Association
LIBOR	London Interbank Offered Rate
MSI	Morgan Stanley & Co. International PLC
NWM	NatWest Markets PLC
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
SSB	State Street Bank and Trust Company

See Notes to financial statements regarding investment transactions and other derivatives information.
Money Market Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT - 23.4%
U.S. Cash Management Bills - 1.5%
0.091%, 03/16/2021	$35,885,600	$35,878,961	1.5%
U.S. Treasury Bills - 13.2%
0.066%, 01/05/2021	36,233,500	36,233,238	1.5%
0.071%, 01/26/2021	143,730,500	143,723,513	6.0%
0.074%, 01/19/2021	18,288,200	18,287,537	0.8%
0.076%, 01/05/2021	35,885,600	35,885,301	1.5%
0.081%, 02/04/2021	27,991,100	27,988,985	1.2%
0.086%, 02/04/2021	25,764,800	25,762,732	1.1%
0.091%, 04/22/2021	17,942,800	17,937,821	0.7%
OTHER SECURITIES		10,505,525	0.4%
		316,324,652
U.S. Treasury Notes - 8.7%
0.082%, 03/15/2021	18,169,700	18,253,739	0.7%
Money Market Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT (continued)
U.S. Treasury Notes (continued)
0.087%, 03/31/2021	$32,700,000	$32,872,948	1.4%
0.089%, 02/15/2021	30,861,600	30,995,000	1.3%
0.094%, 01/31/2021	55,848,200	55,906,461	2.3%
0.135%, 06/30/2021	30,049,900	30,347,241	1.3%
OTHER SECURITIES		40,018,685	1.7%
		208,394,074
TOTAL U.S. GOVERNMENT (Cost $560,597,687)		$560,597,687
U.S. GOVERNMENT AGENCY - 65.8%
Federal Agricultural Mortgage Corp. - 9.6%
0.081%, 01/28/2021	36,008,000	36,005,840	1.5%

The accompanying notes are an integral part of the financial statements.	27

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Money Market Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AGENCY (continued)
Federal Agricultural Mortgage Corp. (continued)
0.122%, (3 month LIBOR - 0.100%), 05/13/2021 (A)	$18,456,000	$18,456,000	0.8%
0.132%, (SOFR + 0.040%), 09/28/2021 (A)	40,000,000	40,000,000	1.7%
0.142%, (SOFR + 0.050%), 01/27/2021 (A)	18,409,000	18,409,000	0.8%
0.150%, (1 month LIBOR), 07/28/2021 (A)	36,845,000	36,845,000	1.5%
0.164%, (1 month LIBOR + 0.010%), 06/04/2021 (A)	17,000,000	17,000,000	0.7%
0.167%, (SOFR + 0.075%), 04/26/2021 (A)	14,710,000	14,710,000	0.6%
OTHER SECURITIES		49,334,649	2.0%
		230,760,489
Federal Farm Credit Bank - 20.4%
0.112%, 02/08/2021	29,312,000	29,308,597	1.2%
0.157%, (Prime rate - 3.095%), 04/20/2022 (A)	28,319,000	28,319,000	1.2%
0.160%, (U.S. Federal Funds Effective Rate + 0.085%), 03/10/2021 (A)	29,718,000	29,718,942	1.2%
0.183%, 02/18/2021	32,899,000	32,891,104	1.4%
0.183%, (SOFR + 0.090%), 07/15/2021 (A)	18,472,000	18,472,000	0.8%
0.188%, (U.S. Federal Funds Effective Rate + 0.095%), 07/26/2021 (A)	15,093,000	15,093,000	0.6%
0.203%, (SOFR + 0.110%), 05/27/2021 (A)	14,743,000	14,743,000	0.6%
0.311%, (3 month USBMMY + 0.290%), 04/11/2022 (A)	15,382,000	15,397,569	0.6%
0.527%, 01/15/2021	18,661,000	18,657,226	0.8%
OTHER SECURITIES		286,408,299	12.0%
		489,008,737
Federal Home Loan Bank - 32.9%
(0.191)%, (3 month LIBOR - 0.170%), 01/08/2021 (A)	18,410,000	18,410,889	0.8%
0.074%, 01/08/2021	48,489,000	48,488,310	2.0%
0.076%, 01/11/2021	21,591,000	21,590,550	0.9%
0.076%, 03/12/2021	18,104,000	18,101,360	0.8%
0.079%, 02/05/2021	92,687,000	92,679,967	3.9%
0.081%, 02/23/2021	35,933,000	35,928,768	1.5%
0.081%, 01/22/2021	36,576,000	36,574,293	1.5%
0.081%, 02/04/2021	17,983,000	17,981,641	0.7%
0.082%, 02/17/2021	78,088,000	78,079,748	3.3%
0.083%, 01/06/2021	22,735,000	22,734,741	0.9%
0.083%, (3 month LIBOR - 0.135%), 01/04/2021 (A)	42,395,000	42,395,059	1.8%
0.091%, (3 month LIBOR - 0.170%), 01/06/2021 (A)	36,805,000	36,804,867	1.5%
0.105%, 05/12/2021	36,788,000	36,774,078	1.5%
0.106%, 01/15/2021	29,292,000	29,290,804	1.2%
0.112%, (1 month LIBOR - 0.025%), 08/27/2021 (A)	36,835,000	36,837,948	1.5%
0.122%, (SOFR + 0.055%), 05/14/2021 (A)	18,370,000	18,371,701	0.8%
0.152%, (SOFR + 0.060%), 11/23/2022 (A)	18,370,000	18,370,000	0.8%
0.188%, 05/26/2021	18,485,000	18,471,226	0.8%
Money Market Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AGENCY (continued)
Federal Home Loan Bank (continued)
0.198%, (SOFR + 0.160%), 05/07/2021 (A)	$14,760,000	$14,762,846	0.6%
OTHER SECURITIES		147,106,634	6.1%
		789,755,430
Federal Home Loan Mortgage Corp. - 0.6%		15,452,685	0.6%
Federal National Mortgage Association - 2.1%
0.284%, (SOFR + 0.190%), 05/19/2022 (A)	14,746,000	14,746,000	0.6%
OTHER SECURITIES		36,473,970	1.5%
		51,219,970
U.S. Department of Housing and Urban Development - 0.2%		4,848,976	0.2%
TOTAL U.S. GOVERNMENT AGENCY (Cost $1,581,046,287)		$1,581,046,287
REPURCHASE AGREEMENT - 11.0%
Barclays Tri-Party Repurchase Agreement dated 12-31-20 at 0.050% to be repurchased at $264,901,472 on 1-4-21, collateralized by $98,311,400 U.S. Treasury Bonds, 2.500% due 2-15-46 (valued at $117,968,175) and $142,754,900 U.S. Treasury Notes, 1.875% due 8-31-24 (valued at $152,231,407)	264,900,000	264,900,000	11.0%
TOTAL REPURCHASE AGREEMENT (Cost $264,900,000)		$264,900,000
Total Investments (Money Market Trust) (Cost $2,406,543,974) - 100.2%		$2,406,543,974	100.2%
Other assets and liabilities, net - (0.2)%		(4,354,686)	(0.2%)
TOTAL NET ASSETS - 100.0%		$2,402,189,288	100.0%
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USBMMY	U.S. Treasury Bill Money Market Yield
(A)	Variable rate obligation.
Opportunistic Fixed Income Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.4%
Federal National Mortgage Association - 1.4%
1.500%, TBA (A)	$950,000	$977,850	0.5%
2.000%, TBA (A)	1,775,000	1,851,277	0.9%
		2,829,127
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $2,815,688)		$2,829,127

The accompanying notes are an integral part of the financial statements.	28

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value	% of Net Assets
FOREIGN GOVERNMENT OBLIGATIONS - 46.4%
Argentina - 0.3%
Republic of Argentina (0.125% to 7-9-21, then 1.125% to 7-9-22, then 1.500% to 7-9-23, then 3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter) 07/09/2035		$1,534,439	$560,070	0.3%
OTHER SECURITIES			15,018	0.0%
			575,088
Australia - 2.5%
Commonwealth of Australia 3.000%, 03/21/2047	AUD	5,175,000	4,898,432	2.5%
Bahrain - 0.1%			231,361	0.1%
Brazil - 0.4%
Federative Republic of Brazil 10.000%, 01/01/2025	BRL	3,425,000	762,364	0.4%
Canada - 2.1%
Government of Canada 2.750%, 12/01/2048	CAD	1,180,000	1,273,684	0.6%
Government of Canada 3.000%, 12/01/2036		734,179	905,793	0.5%
Government of Canada 4.250%, 12/01/2026		1,393,188	1,445,823	0.7%
OTHER SECURITIES			515,472	0.3%
			4,140,772
Chile - 0.2%			457,509	0.2%
Colombia - 1.3%
Republic of Colombia 3.875%, 03/22/2026	EUR	1,070,000	1,492,347	0.8%
OTHER SECURITIES			983,398	0.5%
			2,475,745
Czech Republic - 0.2%			354,641	0.2%
Germany - 2.5%
Federal Republic of Germany, Inflation Linked Bond 0.500%, 04/15/2030		2,999,466	4,399,525	2.2%
OTHER SECURITIES			475,050	0.3%
			4,874,575
Greece - 0.8%
Republic of Greece, GDP-Linked Note 4.044%, 10/15/2042 (B)*		409,185,000	1,559,628	0.8%
Hungary - 0.2%			311,660	0.2%
Iceland - 2.0%
Republic of Iceland 5.000%, 11/15/2028	ISK	433,770,000	3,871,613	2.0%
Indonesia - 4.0%
7.000% 05/15/2027 to 09/15/2030	IDR	29,800,000,000	2,291,194	1.1%
Republic of Indonesia 8.250%, 05/15/2029		11,210,000,000	918,019	0.5%
Republic of Indonesia 8.375%, 03/15/2034		43,779,000,000	3,628,865	1.8%
OTHER SECURITIES			985,140	0.6%
			7,823,218
Israel - 2.1%
State of Israel 1.000%, 03/31/2030	ILS	3,170,000	1,013,607	0.5%
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value	% of Net Assets
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Israel (continued)
State of Israel 3.750%, 03/31/2047	ILS	7,280,000	$3,228,306	1.6%
			4,241,913
Japan - 5.4%
Government of Japan 0.400%, 03/20/2050	JPY	68,800,000	625,417	0.3%
Government of Japan, CPI Linked Bond 0.100%, 03/10/2028		1,044,790,056	10,139,791	5.1%
			10,765,208
Macedonia - 0.1%			273,326	0.1%
Malaysia - 0.3%
Government of Malaysia 3.900%, 11/30/2026	MYR	2,300,000	621,218	0.3%
Mexico - 4.8%
Government of Mexico 2.875%, 04/08/2039	EUR	530,000	703,177	0.3%
Government of Mexico 3.375%, 02/23/2031		370,000	532,273	0.3%
Government of Mexico 3.625%, 04/09/2029		550,000	792,517	0.4%
Government of Mexico 7.500%, 06/03/2027	MXN	14,110,200	806,812	0.4%
Government of Mexico 8.000%, 11/07/2047		100,923,000	5,985,391	3.0%
OTHER SECURITIES			705,454	0.4%
			9,525,624
Morocco - 0.3%			573,195	0.3%
Oman - 0.1%			199,638	0.1%
Panama - 0.3%			516,788	0.3%
Paraguay - 0.1%			257,002	0.1%
Peru - 0.6%			1,254,417	0.6%
Philippines - 0.5%			1,058,348	0.5%
Poland - 0.4%
Republic of Poland 3.250%, 07/25/2025	PLN	2,330,000	703,670	0.4%
Romania - 1.0%
Republic of Romania 2.625%, 12/02/2040 (C)	EUR	540,000	701,689	0.4%
Republic of Romania 3.875%, 10/29/2035		520,000	776,528	0.4%
OTHER SECURITIES			554,133	0.2%
			2,032,350
Russia - 3.3%
Government of Russia 8.150%, 02/03/2027	RUB	41,360,000	635,880	0.3%
Government of Russia, Inflation Linked Bond 2.500%, 02/02/2028		424,343,336	5,808,203	3.0%
			6,444,083
Saudi Arabia - 0.6%
Kingdom of Saudi Arabia 2.000%, 07/09/2039	EUR	860,000	1,142,376	0.6%
Serbia - 0.3%
Republic of Serbia 1.500%, 06/26/2029		485,000	612,211	0.3%
South Africa - 0.3%
Republic of South Africa 7.000%, 02/28/2031	ZAR	11,360,000	662,292	0.3%

The accompanying notes are an integral part of the financial statements.	29

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value	% of Net Assets
FOREIGN GOVERNMENT OBLIGATIONS (continued)
South Korea - 7.1%
1.375% 12/10/2029 to 06/10/2030	KRW	14,105,520,000	$12,601,632	6.4%
Republic of Korea, Inflation Linked Bond 1.750%, 06/10/2028		1,450,024,922	1,433,177	0.7%
			14,034,809
Thailand - 1.8%
Kingdom of Thailand 2.875%, 12/17/2028	THB	94,140,000	3,576,042	1.8%
Turkey - 0.1%			207,756	0.1%
United Arab Emirates - 0.3%			502,909	0.3%
Uruguay - 0.0%			16,563	0.0%
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $87,722,201)			$91,558,344
CORPORATE BONDS - 17.6%
Canada - 0.4%			864,039	0.4%
Cayman Islands - 0.1%			170,240	0.1%
Colombia - 0.1%			171,321	0.1%
Finland - 0.5%
Nokia OYJ 6.625%, 05/15/2039		$825,000	1,053,782	0.5%
			1,053,782
France - 0.1%			125,173	0.1%
India - 0.1%			252,278	0.1%
Indonesia - 0.3%			516,586	0.3%
Ireland - 0.5%			980,786	0.5%
Luxembourg - 0.4%			695,324	0.4%
Mauritius - 0.1%			210,940	0.1%
Morocco - 0.1%			221,029	0.1%
Netherlands - 0.1%			210,250	0.1%
Norway - 0.0%			50,081	0.0%
Peru - 0.1%			244,752	0.1%
Spain - 0.1%			252,819	0.1%
Switzerland - 0.1%			228,964	0.1%
United Arab Emirates - 0.2%			365,876	0.2%
United Kingdom - 0.3%			581,412	0.3%
United States - 14.0%
Centennial Resource Production LLC 5.375%, 01/15/2026 (C)		1,180,000	823,050	0.4%
FirstCash, Inc. 4.625%, 09/01/2028 (C)		563,000	580,594	0.3%
Matador Resources Company 5.875%, 09/15/2026		687,000	673,260	0.4%
MSCI, Inc. 3.875%, 02/15/2031 (C)		593,000	627,098	0.3%
Reynolds American, Inc. 5.850%, 08/15/2045		580,000	740,650	0.4%
The Boeing Company 5.040%, 05/01/2027		875,000	1,022,555	0.5%
Viper Energy Partners LP 5.375%, 11/01/2027 (C)		640,000	668,800	0.3%
OTHER SECURITIES			22,542,567	11.4%
			27,678,574
TOTAL CORPORATE BONDS (Cost $33,125,261)			$34,874,226
CONVERTIBLE BONDS - 1.4%
Israel - 0.0%			27,491	0.0%
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CONVERTIBLE BONDS (continued)
Italy - 0.1%		150,158	0.1%
Monaco - 0.2%		468,000	0.2%
United States - 1.1%		2,054,925	1.1%
TOTAL CONVERTIBLE BONDS (Cost $2,418,436)		$2,700,574
MUNICIPAL BONDS - 3.8%
Commonwealth of Massachusetts, GO 2.514%, 07/01/2041	$625,000	$654,088	0.3%
OTHER SECURITIES		6,873,577	3.5%
TOTAL MUNICIPAL BONDS (Cost $7,124,461)		$7,527,665
TERM LOANS (D) - 8.2%
France - 0.1%		189,475	0.1%
Luxembourg - 0.2%		297,508	0.2%
Netherlands - 0.2%		386,292	0.2%
Norway - 0.0%		99,844	0.0%
Sweden - 0.1%		189,799	0.1%
United Kingdom - 0.1%		220,218	0.1%
United States - 7.5%
Deerfield Dakota Holding LLC, 2020 USD Term Loan B (3 month LIBOR + 3.750%) 4.750%, 04/09/2027	701,475	701,587	0.4%
OTHER SECURITIES		14,163,903	7.1%
		14,865,490
TOTAL TERM LOANS (Cost $15,602,501)		$16,248,626
COLLATERALIZED MORTGAGE OBLIGATIONS - 8.3%
United States - 8.3%		16,390,376	8.3%
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $15,564,359)		$16,390,376
ASSET BACKED SECURITIES - 5.4%
Canada - 0.0%		3,290	0.0%
Cayman Islands - 2.4%		4,587,664	2.4%
United States - 3.0%		5,965,016	3.0%
TOTAL ASSET BACKED SECURITIES (Cost $10,395,450)		$10,555,970
COMMON STOCKS - 0.1%
United States - 0.1%		124,225	0.1%
TOTAL COMMON STOCKS (Cost $221,187)		$124,225
PREFERRED SECURITIES - 0.0%
United States - 0.0%		37,654	0.0%
TOTAL PREFERRED SECURITIES (Cost $35,158)		$37,654
EXCHANGE-TRADED FUNDS - 4.6%
United States - 4.6%
iShares JP Morgan USD Emerging Markets Bond ETF	67,900	7,870,289	4.0%
SPDR Blackstone/GSO Senior Loan ETF	15,000	684,750	0.3%
SPDR Bloomberg Barclays Convertible Securities ETF	7,600	629,204	0.3%
		9,184,243
TOTAL EXCHANGE-TRADED FUNDS (Cost $8,974,378)		$9,184,243

The accompanying notes are an integral part of the financial statements.	30

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
PURCHASED OPTIONS - 0.0%
Calls - 0.0%		$42,513	0.0%
TOTAL PURCHASED OPTIONS (Cost $117,335)		$42,513
SHORT-TERM INVESTMENTS - 1.1%
Short-term funds - 1.1%
John Hancock Collateral Trust (E)(F)	5,683	56,869	0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (E)	2,024,691	2,024,691	1.0%
		2,081,560
TOTAL SHORT-TERM INVESTMENTS (Cost $2,081,565)		$2,081,560
Total Investments (Opportunistic Fixed Income Trust) (Cost $186,197,980) - 98.3%		$194,155,103	98.3%
Other assets and liabilities, net - 1.7%		3,339,231	1.7%
TOTAL NET ASSETS - 100.0%		$197,494,334	100.0%
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
ISK	Icelandic Krona
JPY	Japanese Yen
Opportunistic Fixed Income Trust (continued)
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thai Bhat
ZAR	South African Rand
Security Abbreviations and Legend
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
CPI	Consumer Price Index
LIBOR	London Interbank Offered Rate
GO	General Obligation
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $35,308,515 or 17.9% of the fund's net assets as of 12-31-20.
(D)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(E)	The rate shown is the annualized seven-day yield as of 12-31-20.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Australian Treasury Bond Futures	11	Long	Mar 2021	$1,246,171	$1,248,072	$1,901
10-Year Canada Government Bond Futures	5	Long	Mar 2021	585,718	585,671	(47)
10-Year U.S. Treasury Note Futures	141	Long	Mar 2021	19,390,636	19,469,016	78,380
Euro SCHATZ Futures	1	Long	Mar 2021	137,358	137,161	(197)
Ultra U.S. Treasury Bond Futures	31	Long	Mar 2021	6,712,305	6,620,438	(91,867)
Ultra U.S. Treasury Bond Futures	3	Long	Mar 2021	469,623	469,078	(545)
10-Year Mini Japan Government Bond Futures	5	Short	Mar 2021	(736,412)	(735,267)	1,145
2-Year U.S. Treasury Note Futures	22	Short	Mar 2021	(4,857,324)	(4,861,484)	(4,160)
5-Year U.S. Treasury Note Futures	7	Short	Mar 2021	(882,151)	(883,148)	(997)
Euro-BTP Italian Government Bond Futures	10	Short	Mar 2021	(1,847,368)	(1,857,030)	(9,662)
Euro-Buxl Futures	7	Short	Mar 2021	(1,913,658)	(1,926,151)	(12,493)
Euro-OAT Futures	22	Short	Mar 2021	(4,500,387)	(4,511,456)	(11,069)
German Euro BOBL Futures	14	Short	Mar 2021	(2,312,666)	(2,311,997)	669
German Euro BUND Futures	56	Short	Mar 2021	(12,133,084)	(12,152,780)	(19,696)
U.K. Long Gilt Bond Futures	12	Short	Mar 2021	(2,199,973)	(2,224,213)	(24,240)
U.S. Treasury Long Bond Futures	40	Short	Mar 2021	(6,946,367)	(6,927,500)	18,867
						$(74,011)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	5,098,000	USD	3,886,894	MSI	1/29/2021	$44,503	—
CAD	299,000	USD	234,971	MSI	1/29/2021	—	$(50)
CHF	111,000	USD	125,788	GSI	1/29/2021	—	(313)
CLP	2,056,941,000	USD	2,848,160	CITI	1/29/2021	46,494	—
The accompanying notes are an integral part of the financial statements.	31

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CNY	12,306,000	USD	1,878,303	CITI	1/29/2021	$11,146	—
COP	3,606,800,000	USD	1,054,302	CITI	1/29/2021	1,762	—
CZK	72,021,000	USD	3,356,102	BARC	1/29/2021	—	$(2,761)
EUR	2,679,000	USD	3,255,502	BOA	1/29/2021	19,221	—
EUR	921,000	USD	1,129,303	BARC	1/29/2021	—	(3,503)
EUR	838,000	USD	1,022,740	CITI	1/29/2021	1,603	—
GBP	4,193,000	USD	5,676,018	BARC	1/29/2021	59,027	—
GBP	671,000	USD	895,394	JPM	1/29/2021	22,378	—
IDR	6,291,860,000	USD	445,088	BARC	1/29/2021	6,437	—
INR	70,570,000	USD	952,812	CITI	1/29/2021	11,148	—
INR	225,925,000	USD	3,071,720	MSI	1/29/2021	14,332	—
JPY	346,459,000	USD	3,346,067	CITI	1/29/2021	10,301	—
JPY	588,036,000	USD	5,694,492	MSI	1/29/2021	2,185	—
KRW	3,591,805,000	USD	3,280,487	JPM	1/29/2021	21,060	—
MXN	65,745,000	USD	3,308,957	MSI	1/29/2021	—	(14,098)
PHP	12,089,000	USD	250,731	JPM	1/29/2021	676	—
RUB	253,386,000	USD	3,440,491	BARC	1/29/2021	—	(21,948)
RUB	49,442,000	USD	669,130	CITI	1/29/2021	—	(2,086)
SEK	28,474,000	USD	3,412,224	GSI	1/29/2021	49,617	—
TRY	15,812,000	USD	1,984,413	BARC	1/29/2021	125,079	—
USD	124,142	AUD	163,000	CITI	1/29/2021	—	(1,558)
USD	7,009,065	AUD	9,193,000	MSI	1/29/2021	—	(80,251)
USD	556,308	CAD	715,000	BARC	1/29/2021	—	(5,461)
USD	6,429,888	CAD	8,182,000	MSI	1/29/2021	1,364	—
USD	3,278,414	CHF	2,893,000	GSI	1/29/2021	8,171	—
USD	3,291,915	COP	11,261,739,000	CITI	1/29/2021	—	(5,501)
USD	20,982,738	EUR	17,267,000	BOA	1/29/2021	—	(123,882)
USD	407,715	EUR	332,000	BARC	1/29/2021	1,889	—
USD	95,557	EUR	78,000	CITI	1/29/2021	212	—
USD	1,025,942	EUR	838,000	JPM	1/29/2021	1,598	—
USD	1,068,061	GBP	789,000	BARC	1/29/2021	—	(11,107)
USD	3,078,462	HUF	896,302,000	CITI	1/29/2021	59,071	—
USD	6,950,324	IDR	98,358,897,000	BARC	1/29/2021	—	(108,254)
USD	192,811	ILS	627,000	BARC	1/29/2021	—	(2,389)
USD	5,998,066	ILS	19,542,000	MSI	1/29/2021	—	(85,832)
USD	2,567,784	INR	189,903,000	MSI	1/29/2021	—	(26,221)
USD	14,161,818	JPY	1,462,406,000	MSI	1/29/2021	—	(5,435)
USD	13,968,737	KRW	15,294,370,000	JPM	1/29/2021	—	(89,676)
USD	3,107,334	MXN	61,739,000	MSI	1/29/2021	13,239	—
USD	2,115,004	NOK	18,330,000	GSI	1/29/2021	—	(22,766)
USD	947,532	NOK	8,140,000	MSI	1/29/2021	—	(1,810)
USD	3,335,418	NZD	4,667,000	CITI	1/29/2021	—	(22,991)
USD	3,258,166	PLN	11,837,000	CITI	1/29/2021	89,065	—
USD	5,671,761	RUB	417,715,000	BARC	1/29/2021	36,182	—
USD	194,657	SEK	1,594,000	BOA	1/29/2021	860	—
USD	3,373,634	SGD	4,502,000	BOA	1/29/2021	—	(32,923)
USD	2,859,837	THB	85,073,000	JPM	1/29/2021	20,270	—
USD	2,538,353	ZAR	38,244,000	BARC	1/29/2021	—	(55,278)
						$678,890	$(726,094)
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BOA	26,670,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.340%	Quarterly	Quarterly	Sep 2025	$(4,583)	$(51,266)	$(55,849)
BOA	1,430,000	USD	Fixed 1.635%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2050	—	275,409	275,409
CITI	29,430,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.390%	Quarterly	Quarterly	Jun 2025	—	(102,680)	(102,680)
CITI	41,170,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.340%	Quarterly	Quarterly	Sep 2025	(88,702)	2,472	(86,230)
CITI	27,880,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.340%	Quarterly	Quarterly	Sep 2025	(49,518)	(8,522)	(58,040)
CITI	3,921,240,000	COP	Fixed 4.330%	COP IBR Compounded OIS	Quarterly	Quarterly	Sep 2030	—	(38,350)	(38,350)
The accompanying notes are an integral part of the financial statements.	32

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Interest rate swaps (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
JPM	2,590,000	USD	Fixed 1.830%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2050	$(65,463)	$391,924	$326,461
								$(208,266)	$468,987	$260,721
Centrally cleared	7,270,000	PLN	Fixed 0.880%	PLN WIBOR WIBO	Annual	Semi-Annual	Sep 2030	1,301	25,824	27,125
Centrally cleared	41,750,000	ZAR	Fixed 7.190%	ZAR JIBAR SAFEX	Quarterly	Quarterly	Dec 2030	(4,945)	(130,795)	(135,740)
								$(3,644)	$(104,971)	$(108,615)
								$(211,910)	$364,016	$152,106
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	Republic of Indonesia	1,870,000	USD	$1,870,000	1.000%	Quarterly	Dec 2025	$(24,266)	$(4,464)	$(28,730)
BARC	Republic of Malaysia	1,900,000	USD	1,900,000	1.000%	Quarterly	Dec 2025	(40,377)	(19,613)	(59,990)
BARC	Republic of Malaysia	325,000	USD	325,000	1.000%	Quarterly	Dec 2025	(10,168)	(93)	(10,261)
BARC	Republic of Peru	330,000	USD	330,000	1.000%	Quarterly	Dec 2025	(6,142)	(1,069)	(7,211)
BARC	Russian Federation	675,000	USD	675,000	1.000%	Quarterly	Dec 2025	(2,110)	(2,045)	(4,155)
BOA	Federative Republic of Brazil	350,000	USD	350,000	1.000%	Quarterly	Dec 2025	9,070	(1,658)	7,412
BOA	Republic of Indonesia	335,000	USD	335,000	1.000%	Quarterly	Dec 2025	(4,051)	(1,096)	(5,147)
BOA	Russian Federation	330,000	USD	330,000	1.000%	Quarterly	Dec 2025	(3,530)	1,499	(2,031)
CITI	Federative Republic of Brazil	5,000	USD	5,000	1.000%	Quarterly	Dec 2025	245	(139)	106
CITI	Federative Republic of Brazil	350,000	USD	350,000	1.000%	Quarterly	Dec 2025	7,848	(436)	7,412
CITI	Government of Mexico	765,000	USD	765,000	1.000%	Quarterly	Dec 2025	(4,086)	(3,222)	(7,308)
CITI	Government of Mexico	1,125,000	USD	1,125,000	1.000%	Quarterly	Dec 2025	(5,182)	(5,565)	(10,747)
CITI	Government of Mexico	335,000	USD	335,000	1.000%	Quarterly	Dec 2025	(2,608)	(592)	(3,200)
CITI	Government of Mexico	335,000	USD	335,000	1.000%	Quarterly	Dec 2025	(2,609)	(591)	(3,200)
CITI	Government of Mexico	340,000	USD	340,000	1.000%	Quarterly	Dec 2025	(2,151)	(1,097)	(3,248)
CITI	Government of Mexico	340,000	USD	340,000	1.000%	Quarterly	Dec 2025	(2,401)	(847)	(3,248)
CITI	Republic of Chile	1,000,000	USD	1,000,000	1.000%	Quarterly	Dec 2025	(14,659)	(12,713)	(27,372)
CITI	Republic of Chile	325,000	USD	325,000	1.000%	Quarterly	Dec 2025	(7,426)	(1,470)	(8,896)
CITI	Republic of Chile	330,000	USD	330,000	1.000%	Quarterly	Dec 2025	(8,271)	(762)	(9,033)
CITI	Republic of Chile	330,000	USD	330,000	1.000%	Quarterly	Dec 2025	(8,612)	(421)	(9,033)
CITI	Republic of Indonesia	335,000	USD	335,000	1.000%	Quarterly	Dec 2025	(4,802)	(345)	(5,147)
CITI	Republic of Indonesia	340,000	USD	340,000	1.000%	Quarterly	Dec 2025	(5,118)	(87)	(5,205)
CITI	Republic of Malaysia	1,020,000	USD	1,020,000	1.000%	Quarterly	Dec 2025	(21,245)	(10,960)	(32,205)
CITI	Republic of Peru	660,000	USD	660,000	1.000%	Quarterly	Dec 2025	(12,603)	(1,819)	(14,422)
CITI	Republic of South Africa	365,000	USD	365,000	1.000%	Quarterly	Dec 2025	25,208	(7,424)	17,784
CITI	Russian Federation	335,000	USD	335,000	1.000%	Quarterly	Dec 2025	(4,336)	2,274	(2,062)
CITI	Russian Federation	335,000	USD	335,000	1.000%	Quarterly	Dec 2025	(4,089)	2,027	(2,062)
GSI	People's Republic of China	3,880,000	USD	3,880,000	1.000%	Quarterly	Dec 2024	(87,130)	(37,219)	(124,349)
GSI	Federative Republic of Brazil	350,000	USD	350,000	1.000%	Quarterly	Dec 2025	9,142	(1,730)	7,412
GSI	Government of Mexico	340,000	USD	340,000	1.000%	Quarterly	Dec 2025	(3,147)	(82)	(3,229)
GSI	Republic of Colombia	580,000	USD	580,000	1.000%	Quarterly	Dec 2025	(1,404)	(2,126)	(3,530)
GSI	Republic of Colombia	630,000	USD	630,000	1.000%	Quarterly	Dec 2025	(610)	(3,225)	(3,835)
GSI	Republic of Colombia	5,000	USD	5,000	1.000%	Quarterly	Dec 2025	(34)	4	(30)
GSI	Republic of Colombia	335,000	USD	335,000	1.000%	Quarterly	Dec 2025	(2,117)	78	(2,039)
GSI	Republic of Colombia	340,000	USD	340,000	1.000%	Quarterly	Dec 2025	(1,816)	(244)	(2,060)
GSI	Republic of Indonesia	335,000	USD	335,000	1.000%	Quarterly	Dec 2025	(4,302)	(845)	(5,147)
GSI	Republic of South Africa	5,000	USD	5,000	1.000%	Quarterly	Dec 2025	243	1	244
GSI	Russian Federation	335,000	USD	335,000	1.000%	Quarterly	Dec 2025	(3,840)	1,778	(2,062)
JPM	Republic of Korea	9,630,000	USD	9,630,000	1.000%	Quarterly	Dec 2024	(262,205)	(60,258)	(322,463)
JPM	People's Republic of China	325,000	USD	325,000	1.000%	Quarterly	Dec 2025	(11,168)	(332)	(11,500)
JPM	People's Republic of China	330,000	USD	330,000	1.000%	Quarterly	Dec 2025	(11,603)	(74)	(11,677)
JPM	Republic of Indonesia	335,000	USD	335,000	1.000%	Quarterly	Dec 2025	(3,899)	(1,248)	(5,147)
JPM	Republic of Indonesia	335,000	USD	335,000	1.000%	Quarterly	Dec 2025	(5,084)	(63)	(5,147)
The accompanying notes are an integral part of the financial statements.	33

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Credit default swaps - Buyer (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
JPM	Republic of South Africa	735,000	USD	$735,000	1.000%	Quarterly	Dec 2025	$60,464	$(24,652)	$35,812
JPM	Republic of South Africa	370,000	USD	370,000	1.000%	Quarterly	Dec 2025	29,097	(11,069)	18,028
MSI	Government of Japan	9,570,000	USD	9,570,000	1.000%	Quarterly	Dec 2024	(277,538)	(63,297)	(340,835)
MSI	Federative Republic of Brazil	355,000	USD	355,000	1.000%	Quarterly	Dec 2025	15,488	(7,970)	7,518
MSI	Federative Republic of Brazil	350,000	USD	350,000	1.000%	Quarterly	Dec 2025	10,926	(3,514)	7,412
MSI	Federative Republic of Brazil	350,000	USD	350,000	1.000%	Quarterly	Dec 2025	10,118	(2,706)	7,412
MSI	Federative Republic of Brazil	350,000	USD	350,000	1.000%	Quarterly	Dec 2025	8,660	(1,248)	7,412
MSI	Government of Mexico	10,000	USD	10,000	1.000%	Quarterly	Dec 2025	39	(135)	(96)
MSI	Government of Mexico	340,000	USD	340,000	1.000%	Quarterly	Dec 2025	(2,317)	(931)	(3,248)
MSI	Government of Mexico	340,000	USD	340,000	1.000%	Quarterly	Dec 2025	(2,487)	(761)	(3,248)
MSI	People's Republic of China	2,640,000	USD	2,640,000	1.000%	Quarterly	Dec 2025	(63,351)	(30,062)	(93,413)
MSI	Republic of Chile	330,000	USD	330,000	1.000%	Quarterly	Dec 2025	(8,118)	(915)	(9,033)
MSI	Republic of Chile	330,000	USD	330,000	1.000%	Quarterly	Dec 2025	(8,373)	(660)	(9,033)
MSI	Republic of Chile	330,000	USD	330,000	1.000%	Quarterly	Dec 2025	(8,289)	(744)	(9,033)
MSI	Republic of Colombia	380,000	USD	380,000	1.000%	Quarterly	Dec 2025	(2,215)	(98)	(2,313)
MSI	Republic of Colombia	290,000	USD	290,000	1.000%	Quarterly	Dec 2025	(1,265)	(500)	(1,765)
MSI	Republic of Indonesia	1,345,000	USD	1,345,000	1.000%	Quarterly	Dec 2025	(5,827)	(14,837)	(20,664)
MSI	Republic of Indonesia	335,000	USD	335,000	1.000%	Quarterly	Dec 2025	(2,926)	(2,221)	(5,147)
MSI	Republic of Indonesia	335,000	USD	335,000	1.000%	Quarterly	Dec 2025	(4,635)	(512)	(5,147)
MSI	Republic of Malaysia	1,715,000	USD	1,715,000	1.000%	Quarterly	Dec 2025	(36,617)	(17,532)	(54,149)
MSI	Republic of Malaysia	1,840,000	USD	1,840,000	1.000%	Quarterly	Dec 2025	(58,449)	353	(58,096)
MSI	Republic of Peru	330,000	USD	330,000	1.000%	Quarterly	Dec 2025	(7,623)	412	(7,211)
MSI	Republic of South Africa	365,000	USD	365,000	1.000%	Quarterly	Dec 2025	21,081	(3,297)	17,784
MSI	CMBX.NA.BBB-.7	2,030,000	USD	2,030,000	3.000%	Monthly	Jan 2047	45,552	357,993	403,545
MSI	CMBX.NA.BBB-.8	2,080,000	USD	2,080,000	3.000%	Monthly	Oct 2057	98,955	233,605	332,560
MSI	CMBX.NA.BBB-.13	350,000	USD	350,000	3.000%	Monthly	Dec 2072	22,948	(614)	22,334
				$60,970,000				$(714,147)	$225,775	$(488,372)
Centrally cleared	CDX.NA.HY.35	3,945,000	USD	3,945,000	5.000%	Quarterly	Dec 2025	(342,521)	(30,377)	(372,898)
Centrally cleared	iTraxx Europe Crossover Series 34 Version 1	495,000	EUR	600,311	5.000%	Quarterly	Dec 2025	(73,423)	1,037	(72,386)
Centrally cleared	iTraxx Europe Sub Financials Series 34 Version 1	1,455,000	EUR	1,751,610	1.000%	Quarterly	Dec 2025	9,433	(550)	8,883
				$6,296,921				$(406,511)	$(29,890)	$(436,401)
				$67,266,921				$(1,120,658)	$195,885	$(924,773)
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.NA.IG.33	0.580%	9,425,000	USD	$9,425,000	1.000%	Quarterly	Dec 2024	$(132,485)	$291,214	$158,729
Centrally cleared	CDX.NA.IG.34	0.629%	7,390,000	USD	7,390,000	1.000%	Quarterly	Jun 2025	47,833	75,034	122,867
Centrally cleared	CDX.NA.IG.35	0.500%	11,270,000	USD	11,270,000	1.000%	Quarterly	Dec 2025	225,995	53,508	279,503
					$28,085,000				$141,343	$419,756	$561,099
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iBoxx $ Liquid Investment Grade Index	3-Month USD LIBOR	At Maturity	USD	11,300,000	Jun 2021	GSI	$2,298	$(426,606)	$(424,308)
Pay	iBoxx $ Liquid Investment Grade Index	3-Month USD LIBOR	At Maturity	USD	2,660,000	Jun 2021	GSI	1,420	(24,967)	(23,547)
The accompanying notes are an integral part of the financial statements.	34

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iBoxx $ Liquid Investment Grade Index	3-Month USD LIBOR	At Maturity	USD	5,580,000	Mar 2021	MSI	$791	$(28,658)	$(27,867)
Pay	iBoxx $ Liquid Investment Grade Index	3-Month USD LIBOR	At Maturity	USD	9,490,000	Jun 2021	MSI	3,960	(114,317)	(110,357)
Receive	iBoxx $ Liquid Leveraged Loan Index	3-Month USD LIBOR	At Maturity	USD	5,560,000	Mar 2021	JPM	(748)	264,891	264,143
Receive	iBoxx $ Liquid Leveraged Loan Index	3-Month USD LIBOR	At Maturity	USD	745,000	Mar 2021	MSI	(106)	31,471	31,365
Receive	iBoxx $ Liquid Leveraged Loan Index	3-Month USD LIBOR	At Maturity	USD	150,000	Mar 2021	MSI	(21)	6,336	6,315
								$7,594	$(291,850)	$(284,256)
* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TRY	Turkish Lira
USD	U.S. Dollar
ZAR	South African Rand
Derivatives Abbreviations
BARC	Barclays Bank PLC
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
CNREPOFIX	China Fixing Repo Rate
CPI	Consumer Price Index
GSI	Goldman Sachs International
IBR	Colombia Overnight Interbank Rate
JIBAR	Johannesburg Interbank Agreed Rate
JPM	JPMorgan Chase Bank, N.A.
LIBOR	London Interbank Offered Rate
MSI	Morgan Stanley & Co. International PLC
OIS	Overnight Index Swap
OTC	Over-the-counter
WIBOR	Warsaw Interbank Offered Rate

See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	35

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Select Bond Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 35.6%
U.S. Treasury Bonds - 5.8%
1.375%, 08/15/2050	$123,439,000	$115,338,316	1.5%
2.500%, 02/15/2045	47,465,000	56,498,183	0.7%
2.750%, 11/15/2042	119,770,000	148,135,841	1.9%
3.000%, 02/15/2047	37,979,000	49,565,562	0.6%
3.125%, 11/15/2041	65,949,000	86,114,968	1.1%
		455,652,870
U.S. Treasury Notes - 5.9%
0.125%, 10/31/2022 to 11/30/2022	111,320,000	111,329,749	1.4%
0.375%, 11/30/2025	234,717,000	234,992,060	3.0%
0.875%, 11/15/2030	119,775,000	119,307,129	1.5%
		465,628,938
Federal Home Loan Mortgage Corp. - 6.9%
2.500%, 08/01/2050	74,084,787	79,174,286	1.0%
3.000%, 03/01/2043 to 02/01/2050	238,162,916	254,275,213	3.3%
3.500%, 04/01/2044 to 12/01/2049	156,643,554	170,608,155	2.2%
4.000%, 03/01/2048 to 08/01/2048	31,014,251	33,656,035	0.4%
		537,713,689
Federal National Mortgage Association - 16.9%
2.000%, 09/01/2050 to 10/01/2050	109,618,842	114,649,917	1.5%
2.000%, TBA (A)	123,834,000	128,728,737	1.6%
2.500%, TBA (A)	50,344,000	53,087,335	0.7%
3.000%, 01/01/2043 to 11/01/2049	290,072,831	309,660,586	4.0%
3.500%, 06/01/2042 to 03/01/2050	353,115,763	382,948,210	4.9%
4.000%, 09/01/2040 to 07/01/2049	232,063,368	258,468,071	3.3%
4.500%, 12/01/2040 to 05/01/2042	57,686,981	64,578,057	0.8%
OTHER SECURITIES		11,144,638	0.1%
		1,323,265,551
Government National Mortgage Association - 0.1%		4,525,247	0.1%
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $2,666,372,537)		$2,786,786,295
FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
Qatar - 0.3%		24,656,871	0.3%
Saudi Arabia - 0.2%		14,578,079	0.2%
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $32,443,066)		$39,234,950
CORPORATE BONDS - 40.4%
Communication services - 4.0%
Charter Communications Operating LLC 5.750%, 04/01/2048	15,805,000	20,649,215	0.3%
Charter Communications Operating LLC 6.484%, 10/23/2045	13,673,000	19,374,432	0.2%
Comcast Corp. 4.150%, 10/15/2028	29,210,000	35,146,803	0.5%
Verizon Communications, Inc. 4.329%, 09/21/2028	17,058,000	20,532,592	0.3%
Select Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Communication services (continued)
OTHER SECURITIES		$215,963,268	2.7%
		311,666,310
Consumer discretionary - 2.8%
General Motors Financial Company, Inc. 3.600%, 06/21/2030	$18,582,000	20,731,788	0.3%
OTHER SECURITIES		202,951,599	2.5%
		223,683,387
Consumer staples - 0.6%		46,485,651	0.6%
Energy - 2.7%		210,843,858	2.7%
Financials - 11.0%
Bank of America Corp. (4.271% to 7-23-28, then 3 month LIBOR + 1.310%) 07/23/2029	16,667,000	19,837,468	0.3%
Morgan Stanley (2.188% to 4-28-25, then SOFR + 1.990%) 04/28/2026	21,595,000	22,805,006	0.3%
Prudential Financial, Inc. (3.700% to 7-1-30, then 5 Year CMT + 3.035%) 10/01/2050	22,455,000	23,752,450	0.3%
Regions Financial Corp. 2.250%, 05/18/2025	21,494,000	22,789,396	0.3%
The Goldman Sachs Group, Inc. 3.850%, 01/26/2027	18,038,000	20,580,251	0.3%
Wells Fargo & Company 3.550%, 09/29/2025	17,333,000	19,466,732	0.2%
Wells Fargo & Company (2.393% to 6-2-27, then SOFR + 2.100%) 06/02/2028	18,928,000	20,142,824	0.3%
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) 06/15/2025 (B)	19,495,000	22,102,456	0.3%
OTHER SECURITIES		686,999,934	8.7%
		858,476,517
Health care - 3.0%
AbbVie, Inc. 3.200%, 11/21/2029	17,948,000	20,104,060	0.3%
OTHER SECURITIES		214,191,957	2.7%
		234,296,017
Industrials - 5.4%
The Boeing Company 3.200%, 03/01/2029	23,161,000	24,438,175	0.3%
United Airlines 2020-1 Class A Pass Through Trust 5.875%, 10/15/2027	18,409,000	19,835,698	0.3%
OTHER SECURITIES		377,835,858	4.8%
		422,109,731
Information technology - 4.9%
Broadcom, Inc. 4.750%, 04/15/2029	36,324,000	43,418,635	0.5%
Microchip Technology, Inc. 4.333%, 06/01/2023	18,809,000	20,359,783	0.3%
Micron Technology, Inc. 4.185%, 02/15/2027	21,464,000	25,281,375	0.3%
Micron Technology, Inc. 5.327%, 02/06/2029	16,374,000	20,473,003	0.3%

The accompanying notes are an integral part of the financial statements.	36

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Information technology (continued)
Oracle Corp. 2.950%, 04/01/2030	$18,106,000	$20,234,262	0.2%
OTHER SECURITIES		256,835,666	3.3%
		386,602,724
Materials - 1.9%
Colonial Enterprises, Inc. 3.250%, 05/15/2030 (C)	19,334,000	21,855,840	0.3%
Georgia-Pacific LLC 2.300%, 04/30/2030 (C)	21,512,000	22,987,375	0.3%
OTHER SECURITIES		101,064,962	1.3%
		145,908,177
Real estate - 2.2%
SBA Tower Trust 2.328%, 01/15/2028 (C)	21,448,000	21,613,012	0.3%
OTHER SECURITIES		152,288,228	1.9%
		173,901,240
Utilities - 1.9%
NiSource, Inc. 1.700%, 02/15/2031	27,092,000	26,939,852	0.3%
OTHER SECURITIES		120,352,220	1.6%
		147,292,072
TOTAL CORPORATE BONDS (Cost $2,902,271,940)		$3,161,265,684
MUNICIPAL BONDS - 2.4%
Port Authority of New York & New Jersey 1.086%, 07/01/2023	19,174,000	19,459,693	0.2%
OTHER SECURITIES		167,699,310	2.2%
TOTAL MUNICIPAL BONDS (Cost $180,971,063)		$187,159,003
COLLATERALIZED MORTGAGE OBLIGATIONS - 7.6%
Commercial and residential - 5.2%		403,212,565	5.2%
Federal Home Loan Mortgage Corp. - 1.3%
Series K727, Class A2, 2.946%, 07/25/2024	19,472,000	20,957,735	0.3%
OTHER SECURITIES		83,869,400	1.0%
		104,827,135
Government National Mortgage Association - 1.1%		84,162,695	1.1%
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $605,751,307)		$592,202,395
ASSET BACKED SECURITIES - 11.5%
Ford Credit Auto Owner Trust Series 2018-1, Class A, 3.190%, 07/15/2031 (C)	19,284,000	21,190,549	0.3%
Golden Credit Card Trust Series 2018-4A, Class A, 3.440%, 08/15/2025 (C)	18,115,000	19,583,752	0.3%
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A, 2.560%, 11/25/2031 (C)	22,220,000	23,728,994	0.3%
Select Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
ASSET BACKED SECURITIES (continued)
Tricon American Homes Trust Series 2020-SFR1, Class A, 1.499%, 07/17/2038 (C)	$19,660,000	$19,868,306	0.3%
OTHER SECURITIES		819,037,088	10.3%
TOTAL ASSET BACKED SECURITIES (Cost $883,452,667)		$903,408,689
COMMON STOCKS - 0.0%
Utilities - 0.0%		1,295,752	0.0%
TOTAL COMMON STOCKS (Cost $1,291,491)		$1,295,752
PREFERRED SECURITIES - 0.1%
Utilities - 0.1%		7,878,525	0.1%
TOTAL PREFERRED SECURITIES (Cost $7,618,288)		$7,878,525
SHORT-TERM INVESTMENTS - 3.5%
Short-term funds - 0.1%
John Hancock Collateral Trust, 0.1386% (D)(E)	1,319,249	13,200,540	0.1%
Repurchase agreement - 3.4%
Barclays Tri-Party Repurchase Agreement dated 12-31-20 at 0.050% to be repurchased at $169,669,943 on 1-4-21, collateralized by $173,110,500 U.S. Treasury Bills, 0.000% due 4-8-21 (valued at $173,063,414)	$169,669,000	169,669,000	2.2%
Repurchase Agreement with State Street Corp. dated 12-31-20 at 0.000% to be repurchased at $94,149,000 on 1-4-21, collateralized by $96,143,800 U.S. Treasury Bills, 0.000% due 12-30-21 (valued at $96,031,985)	94,149,000	94,149,000	1.2%
		263,818,000
TOTAL SHORT-TERM INVESTMENTS (Cost $277,019,800)		$277,018,540
Total Investments (Select Bond Trust) (Cost $7,557,192,159) - 101.6%		$7,956,249,833	101.6%
Other assets and liabilities, net - (1.6)%		(128,804,266)	(1.6%)
TOTAL NET ASSETS - 100.0%		$7,827,445,567	100.0%
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

The accompanying notes are an integral part of the financial statements.	37

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Select Bond Trust (continued)
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,787,300,914 or 22.8% of the fund's net assets as of 12-31-20.
(D)	The rate shown is the annualized seven-day yield as of 12-31-20.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Short Term Government Income Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 92.7%
U.S. Treasury Inflation Protected Securities - 1.0%
0.625%, 04/15/2023	$1,834,490	$1,931,415	1.0%
		1,931,415
U.S. Treasury Notes - 33.4%
0.125%, 05/31/2022 to 05/15/2023	5,170,000	5,169,369	2.6%
0.250%, 04/15/2023 to 08/31/2025	10,500,000	10,516,289	5.5%
1.375%, 02/15/2023	1,770,000	1,816,532	0.9%
1.500%, 09/15/2022	4,000,000	4,093,281	2.1%
1.875%, 07/31/2022	11,610,000	11,930,182	6.1%
2.000%, 05/31/2024	4,500,000	4,775,098	2.5%
2.125%, 03/31/2024	2,700,000	2,868,328	1.5%
2.625%, 06/30/2023	5,485,000	5,822,242	3.0%
2.750%, 07/31/2023	3,215,000	3,430,003	1.8%
2.875%, 11/30/2023	13,345,000	14,393,312	7.4%
		64,814,636
Federal Agricultural Mortgage Corp. - 2.6%
2.000%, 01/15/2021	4,965,000	4,968,059	2.6%
		4,968,059
Federal Farm Credit Bank - 2.6%
0.500%, 12/23/2025	5,000,000	4,997,338	2.6%
		4,997,338
Federal Home Loan Bank - 8.8%
1.375%, 02/17/2023	8,000,000	8,208,203	4.2%
1.500%, 08/15/2024	2,770,000	2,901,220	1.5%
2.875%, 09/13/2024	5,500,000	6,031,108	3.1%
		17,140,531
Federal Home Loan Mortgage Corp. - 16.7%
0.250%, 09/08/2023	2,000,000	2,003,586	1.0%
0.375%, 09/23/2025	3,060,000	3,054,080	1.6%
0.450%, 08/04/2023	3,275,000	3,275,744	1.7%
0.640%, 11/24/2025	2,000,000	2,006,135	1.0%
0.650%, 10/22/2025	2,000,000	2,000,489	1.0%
0.700%, 12/23/2025	2,000,000	2,000,093	1.0%
0.800%, 10/27/2026	2,000,000	1,995,611	1.0%
1.500%, 02/12/2025	6,000,000	6,292,973	3.3%
2.500%, 09/01/2034	3,060,090	3,224,482	1.7%
3.000%, 07/01/2030 to 12/01/2032	3,855,889	4,075,592	2.1%
3.104%, (12 month LIBOR + 1.618%), 05/01/2045 (A)	635,201	664,646	0.4%
3.500%, 04/01/2032	1,605,336	1,733,851	0.9%
OTHER SECURITIES		552	0.0%
		32,327,834
Federal National Mortgage Association - 24.6%
0.375%, 08/25/2025	5,000,000	4,997,814	2.6%
0.625%, 04/22/2025	4,000,000	4,046,206	2.1%
0.650%, 12/17/2025	2,000,000	2,000,365	1.0%
1.375%, 09/06/2022	6,000,000	6,127,275	3.2%
Short Term Government Income Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
2.125%, 04/24/2026	$1,000,000	$1,089,237	0.6%
2.500%, 10/01/2027 to 09/01/2034	3,906,115	4,107,967	2.1%
2.875%, 09/12/2023	7,005,000	7,505,365	3.9%
3.000%, 03/01/2028 to 09/01/2034	10,076,399	10,724,989	5.5%
3.500%, 07/01/2031 to 06/01/2034	6,098,256	6,585,931	3.4%
6.500%, 01/01/2039	386,150	462,912	0.2%
OTHER SECURITIES		2,365	0.0%
		47,650,426
Government National Mortgage Association - 0.0%		239	0.0%
Tennessee Valley Authority - 3.0%
3.875%, 02/15/2021	5,815,000	5,839,848	3.0%
		5,839,848
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $174,955,141)		$179,670,326
MUNICIPAL BONDS - 4.4%
City of Houston (Texas) 3.628%, 05/15/2024	1,000,000	1,098,070	0.6%
City of Houston (Texas) 2.110%, 03/01/2025	1,000,000	1,059,680	0.5%
City of New York 3.250%, 03/01/2024	1,000,000	1,077,240	0.6%
City of New York 1.990%, 10/01/2026	1,000,000	1,052,960	0.5%
County of Orange (Florida) 2.280%, 01/01/2026	1,000,000	1,051,610	0.5%
Los Angeles Unified School District (California) 1.540%, 09/15/2025	1,000,000	1,020,870	0.5%
New York State Urban Development Corp. 3.080%, 03/15/2024	1,000,000	1,074,700	0.6%
State of California 2.375%, 10/01/2026	1,000,000	1,090,690	0.6%
TOTAL MUNICIPAL BONDS (Cost $8,135,472)		$8,525,820
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.6%
Federal Home Loan Mortgage Corp. - 0.6%
Series K030, Class X1 IO, 0.170%, 04/25/2023	132,431,311	464,263	0.3%
Series K038, Class X1 IO, 1.116%, 03/25/2024	7,815,289	236,268	0.1%
OTHER SECURITIES		455,676	0.2%
		1,156,207
Government National Mortgage Association - 1.0%
Series 2017-20, Class IO, 0.704%, 12/16/2058	4,075,297	195,026	0.1%
OTHER SECURITIES		1,825,498	0.9%
		2,020,524
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,160,058)		$3,176,731

The accompanying notes are an integral part of the financial statements.	38

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Short Term Government Income Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
SHORT-TERM INVESTMENTS - 1.0%
Repurchase agreement - 1.0%
Repurchase Agreement with State Street Corp. dated 12-31-20 at 0.000% to be repurchased at $1,987,000 on 1-4-21, collateralized by $2,029,100 U.S. Treasury Bills, 0.000% due 12-30-21 (valued at $2,026,740)	$1,987,000	$1,987,000	1.0%
TOTAL SHORT-TERM INVESTMENTS (Cost $1,987,000)		$1,987,000
Total Investments (Short Term Government Income Trust) (Cost $189,237,671) - 99.7%		$193,359,877	99.7%
Other assets and liabilities, net - 0.3%		567,972	0.3%
TOTAL NET ASSETS - 100.0%		$193,927,849	100.0%
Security Abbreviations and Legend
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
Strategic Income Opportunities Trust
		Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.2%
U.S. Treasury Bonds - 3.7%
2.750%, 11/15/2042		$1,595,000	$1,972,753	0.4%
3.000%, 02/15/2049		6,200,000	8,162,203	1.8%
4.375%, 02/15/2038		3,920,000	5,820,894	1.3%
OTHER SECURITIES			867,031	0.2%
			16,822,881
U.S. Treasury Inflation Protected Securities - 0.5%
0.125%, 01/15/2030		2,226,510	2,482,793	0.5%
			2,482,793
U.S. Treasury Notes - 3.0%
0.125%, 10/31/2022		2,250,000	2,250,264	0.5%
2.000%, 11/15/2026		2,215,000	2,410,110	0.5%
2.375%, 02/29/2024 to 05/15/2029		4,750,000	5,301,361	1.2%
2.625%, 02/15/2029		1,910,000	2,191,501	0.5%
OTHER SECURITIES			1,638,667	0.3%
			13,791,903
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $28,665,755)			$33,097,577
FOREIGN GOVERNMENT OBLIGATIONS - 18.9%
Australia - 0.4%			1,770,213	0.4%
Austria - 0.3%			1,462,628	0.3%
Brazil - 0.4%
Federative Republic of Brazil 10.000%, 01/01/2025	BRL	8,850,000	1,969,903	0.4%
Canada - 2.3%
Canada Housing Trust No. 1 1.950%, 12/15/2025 (A)	CAD	3,710,000	3,099,624	0.7%
Government of Canada 1.500%, 09/01/2024		3,110,000	2,549,057	0.6%
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value	% of Net Assets
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Canada (continued)
OTHER SECURITIES			$4,792,552	1.0%
			10,441,233
China - 0.2%			712,799	0.2%
Colombia - 0.6%			2,792,620	0.6%
Greece - 0.5%			2,395,839	0.5%
India - 0.1%			466,479	0.1%
Indonesia - 3.2%
Republic of Indonesia 6.500%, 06/15/2025	IDR	33,948,000,000	2,545,361	0.6%
Republic of Indonesia 8.375% 03/15/2024 to 09/15/2026		23,452,000,000	1,875,964	0.4%
OTHER SECURITIES			10,106,417	2.2%
			14,527,742
Ireland - 0.4%
Republic of Ireland 3.400%, 03/18/2024	EUR	1,377,000	1,903,170	0.4%
Italy - 0.9%
Republic of Italy 1.850%, 07/01/2025 (A)		1,710,000	2,272,867	0.5%
OTHER SECURITIES			1,951,455	0.4%
			4,224,322
Japan - 1.0%
Government of Japan 0.100%, 06/20/2025	JPY	487,900,000	4,770,992	1.0%
Malaysia - 1.5%			6,682,422	1.5%
Mexico - 0.3%			1,222,764	0.3%
Norway - 1.1%
Kingdom of Norway 2.000%, 05/24/2023 (A)	NOK	17,125,000	2,076,101	0.5%
Kingdom of Norway 3.750%, 05/25/2021 (A)		24,530,000	2,900,495	0.6%
			4,976,596
Philippines - 0.7%			2,965,109	0.7%
Portugal - 1.8%
Republic of Portugal 0.475%, 10/18/2030 (A)	EUR	2,270,000	2,892,053	0.7%
Republic of Portugal 3.850%, 04/15/2021 (A)		1,915,000	2,368,989	0.5%
Republic of Portugal 5.125%, 10/15/2024 (A)		$1,905,000	2,212,848	0.5%
OTHER SECURITIES			565,626	0.1%
			8,039,516
Qatar - 0.3%			1,575,805	0.3%
Saudi Arabia - 0.1%			560,222	0.1%
Singapore - 0.6%
Republic of Singapore 1.750%, 04/01/2022	SGD	2,585,000	1,992,483	0.5%
OTHER SECURITIES			534,247	0.1%
			2,526,730
Spain - 0.5%			2,229,952	0.5%
Sweden - 0.5%
Kingdom of Sweden 0.125%, 04/24/2023 (A)	EUR	1,880,000	2,334,354	0.5%
United Arab Emirates - 0.8%			3,679,710	0.8%
United Kingdom - 0.4%			2,014,558	0.4%
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $81,796,824)			$86,245,678

The accompanying notes are an integral part of the financial statements.	39

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS - 56.9%
Communication services - 9.8%
Altice Financing SA 7.500%, 05/15/2026 (A)		$1,785,000	$1,883,711	0.4%
Charter Communications Operating LLC 5.125%, 07/01/2049		1,790,000	2,181,302	0.5%
CSC Holdings LLC 5.500% 05/15/2026 to 04/15/2027 (A)		1,925,000	2,031,400	0.4%
CSC Holdings LLC 5.750%, 01/15/2030 (A)		2,120,000	2,324,050	0.5%
OTHER SECURITIES			36,616,875	8.0%
			45,037,338
Consumer discretionary - 5.8%
Lennar Corp. 4.750%, 11/29/2027		1,755,000	2,074,059	0.5%
New Red Finance, Inc. 4.000%, 10/15/2030 (A)		2,414,000	2,448,182	0.5%
Yum! Brands, Inc. 4.750%, 01/15/2030 (A)		2,173,000	2,382,695	0.5%
OTHER SECURITIES			19,564,490	4.3%
			26,469,426
Consumer staples - 2.9%
Kraft Heinz Foods Company 4.250%, 03/01/2031 (A)		1,795,000	2,000,440	0.4%
Post Holdings, Inc. 5.750%, 03/01/2027 (A)		1,955,000	2,069,856	0.5%
OTHER SECURITIES			9,398,379	2.0%
			13,468,675
Energy - 5.8%
Petrobras Global Finance BV 5.093%, 01/15/2030		2,885,000	3,223,988	0.7%
OTHER SECURITIES			23,346,409	5.1%
			26,570,397
Financials - 12.4%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%) 05/15/2058		1,700,000	2,487,489	0.5%
KfW 2.125%, 08/15/2023	EUR	1,470,000	1,927,172	0.4%
Swiss Insured Brazil Power Finance Sarl 9.850%, 07/16/2032 (A)	BRL	8,517,505	1,865,285	0.4%
U.S. Bancorp 0.850%, 06/07/2024	EUR	3,025,000	3,818,871	0.8%
OTHER SECURITIES			46,457,554	10.3%
			56,556,371
Health care - 5.3%
Bausch Health Companies, Inc. 5.000% 01/30/2028 to 02/15/2029 (A)		$1,805,000	1,859,633	0.5%
Bausch Health Companies, Inc. 5.250% 01/30/2030 to 02/15/2031 (A)		3,010,000	3,152,308	0.7%
DH Europe Finance II Sarl 0.450%, 03/18/2028	EUR	1,630,000	2,027,496	0.4%
HCA, Inc. 3.500%, 09/01/2030		$3,998,000	4,245,960	0.9%
HCA, Inc. 5.375%, 02/01/2025		1,890,000	2,125,362	0.5%
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Health care (continued)
OTHER SECURITIES		$10,637,348	2.3%
		24,048,107
Industrials - 4.6%		20,925,256	4.6%
Information technology - 1.9%		8,935,499	1.9%
Materials - 3.0%		13,959,792	3.0%
Real estate - 1.8%
SBA Communications Corp. 3.875%, 02/15/2027	$2,090,000	2,194,500	0.5%
OTHER SECURITIES		5,949,444	1.3%
		8,143,944
Utilities - 3.6%
FirstEnergy Corp. 7.375%, 11/15/2031	1,390,000	1,981,019	0.4%
NRG Energy, Inc. 6.625%, 01/15/2027	1,880,000	1,985,355	0.4%
OTHER SECURITIES		12,462,138	2.8%
		16,428,512
TOTAL CORPORATE BONDS (Cost $245,389,076)		$260,543,317
CONVERTIBLE BONDS - 3.0%
Communication services - 0.6%		2,782,225	0.6%
Consumer discretionary - 0.5%		2,215,649	0.5%
Energy - 0.3%		1,136,264	0.3%
Industrials - 1.0%
Uber Technologies, Inc., Zero Coupon 0.000%, 12/15/2025 (A)	1,965,000	2,010,271	0.4%
OTHER SECURITIES		2,716,665	0.6%
		4,726,936
Information technology - 0.2%		1,098,954	0.2%
Utilities - 0.4%		1,630,591	0.4%
TOTAL CONVERTIBLE BONDS (Cost $12,348,147)		$13,590,619
CAPITAL PREFERRED SECURITIES - 1.3%
Financials - 1.3%
Wachovia Capital Trust III (Greater of 3 month LIBOR + 0.930% or 5.570%) 5.570%, 02/01/2021 (B)(C)	1,942,000	1,966,527	0.4%
OTHER SECURITIES		3,744,931	0.9%
		5,711,458
TOTAL CAPITAL PREFERRED SECURITIES (Cost $5,467,085)		$5,711,458
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.5%
Commercial and residential - 1.4%		6,544,553	1.4%
Federal Home Loan Mortgage Corp. - 0.1%		189,329	0.1%
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,431,269)		$6,733,882
ASSET BACKED SECURITIES - 2.5%		11,567,024	2.5%
TOTAL ASSET BACKED SECURITIES (Cost $11,086,437)		$11,567,024
COMMON STOCKS - 2.5%
Communication services - 0.0%		0	0.0%
Consumer discretionary - 0.1%		572,335	0.1%
Energy - 0.1%		645,998	0.1%

The accompanying notes are an integral part of the financial statements.	40

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Financials - 1.0%		$4,710,208	1.0%
Industrials - 0.5%		2,144,011	0.5%
Real estate - 0.4%		1,775,081	0.4%
Utilities - 0.4%		1,805,940	0.4%
TOTAL COMMON STOCKS (Cost $12,562,942)		$11,653,573
PREFERRED SECURITIES - 4.4%
Communication services - 0.1%		569,368	0.1%
Financials - 0.6%		2,598,860	0.6%
Health care - 0.3%		1,482,909	0.3%
Industrials - 0.8%
Fortive Corp., 5.000%	2,450	2,460,293	0.5%
OTHER SECURITIES		1,163,136	0.3%
		3,623,429
Information technology - 0.3%		1,194,875	0.3%
Utilities - 2.3%
NextEra Energy, Inc., 4.872%	33,550	1,986,160	0.4%
NextEra Energy, Inc., 5.279%	37,350	1,898,874	0.4%
OTHER SECURITIES		6,581,836	1.5%
		10,466,870
TOTAL PREFERRED SECURITIES (Cost $18,935,827)		$19,936,311
PURCHASED OPTIONS - 0.0%
Calls - 0.0%		8,951	0.0%
TOTAL PURCHASED OPTIONS (Cost $91,449)		$8,951
SHORT-TERM INVESTMENTS - 1.0%
Short-term funds - 0.6%
John Hancock Collateral Trust, 0.1386% (D)(E)	291,763	2,919,409	0.6%
Repurchase agreement - 0.4%
Repurchase Agreement with State Street Corp. dated 12-31-20 at 0.000% to be repurchased at $1,793,000 on 1-4-21, collateralized by $1,831,000 U.S. Treasury Bills, 0.000% due 12-30-21 (valued at $1,828,871)	$1,793,000	1,793,000	0.4%
TOTAL SHORT-TERM INVESTMENTS (Cost $4,712,623)		$4,712,409
Total Investments (Strategic Income Opportunities Trust) (Cost $427,487,434) - 99.2%		$453,800,799	99.2%
Other assets and liabilities, net - 0.8%		3,550,470	0.8%
TOTAL NET ASSETS - 100.0%		$457,351,269	100.0%
Strategic Income Opportunities Trust (continued)
Currency Abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
IDR	Indonesian Rupiah
JPY	Japanese Yen
NOK	Norwegian Krone
SGD	Singapore Dollar
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $180,824,508 or 39.5% of the fund's net assets as of 12-31-20.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	The rate shown is the annualized seven-day yield as of 12-31-20.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro-BTP Italian Government Bond Futures	3	Long	Mar 2021	$556,306	$557,109	$803
10-Year U.S. Treasury Note Futures	132	Short	Mar 2021	(18,204,752)	(18,226,299)	(21,547)
German Euro BUND Futures	3	Short	Mar 2021	(653,018)	(651,042)	1,976
U.S. Treasury Long Bond Futures	184	Short	Mar 2021	(32,025,819)	(31,866,500)	159,319
						$140,551
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
The accompanying notes are an integral part of the financial statements.	41

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	2,882,500	NZD	3,109,872	ANZ	1/27/2021	—	$(15,028)
AUD	5,470,000	NZD	5,962,299	HUS	1/27/2021	—	(72,282)
AUD	3,634,939	USD	2,567,455	ANZ	1/27/2021	$235,623	—
AUD	4,921,297	USD	3,484,155	GSI	1/27/2021	310,896	—
AUD	890,353	USD	632,001	JPM	1/27/2021	54,593	—
BRL	9,789,253	USD	1,764,210	SSB	1/27/2021	120,099	—
CAD	5,767,500	JPY	456,079,710	JPM	1/27/2021	113,214	—
CAD	5,767,500	JPY	457,232,450	MSCS	1/27/2021	102,047	—
CAD	3,795,223	NZD	4,320,000	CIBC	1/27/2021	—	(126,816)
CAD	1,268,311	NZD	1,438,750	CITI	1/27/2021	—	(38,829)
CAD	7,743,285	NZD	8,682,719	JPM	1/27/2021	—	(164,290)
CAD	2,501,359	NZD	2,872,500	NAB	1/27/2021	—	(101,767)
CAD	1,269,720	NZD	1,438,750	SSB	1/27/2021	—	(37,723)
CAD	11,539,714	USD	8,736,250	CIBC	1/27/2021	330,340	—
CAD	3,883,358	USD	2,933,750	CITI	1/27/2021	117,349	—
CAD	3,844,679	USD	2,963,466	GSI	1/27/2021	57,244	—
CAD	6,832,517	USD	5,183,365	JPM	1/27/2021	184,847	—
CAD	3,792,926	USD	2,878,750	RBC	1/27/2021	101,298	—
CAD	20,275,929	USD	15,483,510	SSB	1/27/2021	447,001	—
EUR	8,075,213	USD	9,701,664	CITI	1/27/2021	168,770	—
EUR	8,387,701	USD	9,922,325	GSI	1/27/2021	330,066	—
EUR	7,270,012	USD	8,568,485	HUS	1/27/2021	317,742	—
EUR	8,381,952	USD	9,882,359	JPM	1/27/2021	363,005	—
EUR	12,047,703	USD	14,227,617	MSCS	1/27/2021	498,441	—
EUR	12,308,531	USD	14,542,640	SSB	1/27/2021	502,231	—
EUR	2,080,065	USD	2,448,982	UBS	1/27/2021	93,508	—
GBP	1,440,000	CAD	2,453,038	HUS	1/27/2021	42,240	—
GBP	1,440,000	CAD	2,450,376	MSCS	1/27/2021	44,332	—
GBP	1,468,750	NZD	2,860,264	CITI	1/27/2021	—	(49,363)
GBP	2,891,600	NZD	5,628,900	JPM	1/27/2021	—	(95,571)
GBP	7,374,952	USD	9,655,950	CITI	1/27/2021	431,129	—
GBP	5,800,000	USD	7,574,357	GSI	1/27/2021	358,583	—
GBP	5,373,905	USD	6,956,326	HUS	1/27/2021	393,824	—
GBP	3,200,000	USD	4,202,626	JPM	1/27/2021	174,168	—
GBP	4,966,190	USD	6,552,647	SSB	1/27/2021	239,851	—
GBP	6,435,672	USD	8,538,611	UBS	1/27/2021	263,769	—
JPY	459,482,460	CAD	5,767,500	MSCS	1/27/2021	—	(80,251)
JPY	114,277,929	CAD	1,435,936	RBC	1/27/2021	—	(21,137)
JPY	342,686,646	CAD	4,307,807	SSB	1/27/2021	—	(64,838)
JPY	626,302,600	USD	6,070,000	BOA	1/27/2021	—	(2,753)
JPY	614,293,319	USD	5,868,333	CITI	1/27/2021	82,575	—
JPY	153,826,020	USD	1,467,083	HUS	1/27/2021	23,092	—
JPY	30,414,176	USD	290,000	JPM	1/27/2021	4,634	—
JPY	151,187,046	USD	1,443,750	SCB	1/27/2021	20,860	—
JPY	152,024,868	USD	1,443,750	SSB	1/27/2021	28,977	—
JPY	10,420,300	USD	99,783	UBS	1/27/2021	1,163	—
MXN	32,702,128	USD	1,510,036	UBS	1/21/2021	130,291	—
MXN	15,981,631	USD	733,480	GSI	1/27/2021	67,627	—
MXN	30,017,874	USD	1,462,500	SSB	1/27/2021	42,197	—
NOK	8,521,716	USD	912,000	JPM	1/27/2021	81,864	—
NOK	14,037,983	USD	1,466,250	MSCS	1/27/2021	170,961	—
NOK	14,190,933	USD	1,520,000	SSB	1/27/2021	135,049	—
NZD	3,120,117	AUD	2,878,947	ANZ	1/27/2021	25,138	—
NZD	1,435,000	CAD	1,240,215	ANZ	1/27/2021	58,206	—
NZD	4,312,500	CAD	3,764,368	CITI	1/27/2021	145,661	—
NZD	2,872,500	CAD	2,482,370	SCB	1/27/2021	116,687	—
NZD	2,834,780	GBP	1,445,800	CIBC	1/27/2021	62,415	—
NZD	2,825,954	GBP	1,445,800	JPM	1/27/2021	56,064	—
NZD	2,976,271	USD	1,954,588	ANZ	1/27/2021	187,135	—
NZD	1,052,189	USD	694,911	CIBC	1/27/2021	62,244	—
NZD	2,723,735	USD	1,854,268	CITI	1/27/2021	105,730	—
NZD	15,801,167	USD	10,629,079	GSI	1/27/2021	741,429	—
NZD	1,443,333	USD	1,012,965	UBS	1/27/2021	25,657	—
SGD	2,870,831	USD	2,092,065	CITI	1/27/2021	80,222	—
SGD	5,806,210	USD	4,267,134	GSI	1/27/2021	126,281	—
SGD	8,125,909	USD	5,951,045	HUS	1/27/2021	197,627	—
The accompanying notes are an integral part of the financial statements.	42

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
SGD	2,511,477	USD	1,874,784	JPM	1/27/2021	$25,588	—
SGD	3,772,009	USD	2,735,816	MSCS	1/27/2021	118,369	—
SGD	1,635,087	USD	1,214,154	RBC	1/27/2021	23,076	—
SGD	2,866,953	USD	2,092,065	UBS	1/27/2021	77,287	—
USD	10,696,426	AUD	14,831,548	ANZ	1/27/2021	—	$(740,903)
USD	1,035,015	AUD	1,443,421	CITI	1/27/2021	—	(78,077)
USD	3,191,978	AUD	4,438,404	MSCS	1/27/2021	—	(230,692)
USD	1,354,688	AUD	1,840,246	UBS	1/27/2021	—	(64,415)
USD	1,838,875	BRL	9,789,253	SSB	1/27/2021	—	(45,433)
USD	4,320,000	CAD	5,713,559	CIBC	1/27/2021	—	(169,062)
USD	7,224,375	CAD	9,436,999	CITI	1/27/2021	—	(190,142)
USD	1,456,042	CAD	1,863,777	GSI	1/27/2021	—	(8,302)
USD	1,496,591	CAD	1,934,366	HUS	1/27/2021	—	(23,213)
USD	1,496,591	CAD	1,932,088	NAB	1/27/2021	—	(21,423)
USD	5,834,792	CAD	7,644,436	RBC	1/27/2021	—	(171,334)
USD	6,746,953	CAD	8,818,795	SSB	1/27/2021	—	(181,849)
USD	4,466,591	CAD	5,838,666	TD	1/27/2021	—	(120,766)
USD	2,912,083	CAD	3,818,880	UBS	1/27/2021	—	(88,357)
USD	80,653	EUR	68,089	BMO	1/27/2021	—	(2,573)
USD	244,526	EUR	205,800	CIBC	1/27/2021	—	(7,026)
USD	15,025,456	EUR	12,717,785	CITI	1/27/2021	—	(519,652)
USD	24,063,711	EUR	20,243,115	GSI	1/27/2021	—	(679,703)
USD	4,918,085	EUR	4,173,870	HUS	1/27/2021	—	(183,688)
USD	463,433	EUR	392,142	JPM	1/27/2021	—	(15,887)
USD	22,157,096	EUR	18,587,334	MSCS	1/27/2021	—	(562,435)
USD	1,789,157	EUR	1,455,250	SCB	1/27/2021	10,387	—
USD	12,758,401	EUR	10,701,964	SSB	1/27/2021	—	(322,744)
USD	4,900,392	EUR	4,147,504	UBS	1/27/2021	—	(169,154)
USD	6,842,646	GBP	5,116,127	CITI	1/27/2021	—	(154,929)
USD	6,534,078	GBP	4,989,394	HUS	1/27/2021	—	(290,158)
USD	1,524,871	GBP	1,155,000	JPM	1/27/2021	—	(54,878)
USD	3,952,504	GBP	2,994,000	MSCS	1/27/2021	—	(142,535)
USD	3,735,984	GBP	2,890,000	RBC	1/27/2021	—	(216,809)
USD	1,943,467	GBP	1,472,500	SCB	1/27/2021	—	(70,543)
USD	20,491,345	GBP	15,563,888	SSB	1/27/2021	—	(796,136)
USD	1,173,000	JPY	122,222,143	ANZ	1/27/2021	—	(11,015)
USD	3,223,333	JPY	335,710,696	CITI	1/27/2021	—	(28,832)
USD	1,517,500	JPY	156,914,963	JPM	1/27/2021	—	(2,599)
USD	4,478,750	JPY	462,573,569	MSCS	1/27/2021	—	(2,388)
USD	1,759,500	JPY	183,474,942	SCB	1/27/2021	—	(17,896)
USD	4,272,656	JPY	447,904,307	SSB	1/27/2021	—	(66,375)
USD	1,517,500	JPY	157,439,760	TD	1/27/2021	—	(7,683)
USD	1,493,201	MXN	32,702,128	GSI	1/21/2021	—	(147,126)
USD	1,462,500	MXN	29,589,752	MSCS	1/27/2021	—	(20,736)
USD	1,508,976	MXN	32,702,128	UBS	1/27/2021	—	(130,274)
USD	1,216,000	NOK	11,529,522	HUS	1/27/2021	—	(128,656)
USD	2,682,250	NOK	25,159,114	MSCS	1/27/2021	—	(251,987)
USD	5,382,974	NZD	7,965,152	ANZ	1/27/2021	—	(348,743)
USD	655,717	NZD	987,615	HUS	1/27/2021	—	(54,970)
USD	703,162	NZD	1,035,667	JPM	1/27/2021	—	(42,103)
USD	673,972	NZD	1,010,907	RBC	1/27/2021	—	(53,476)
USD	1,989,811	NZD	2,886,667	SCB	1/27/2021	—	(87,432)
USD	997,287	NZD	1,443,333	UBS	1/27/2021	—	(41,335)
USD	1,431,870	SGD	1,937,750	GSI	1/27/2021	—	(34,377)
USD	4,947,870	SGD	6,673,537	HUS	1/27/2021	—	(101,828)
USD	1,930,913	SGD	2,553,101	JPM	1/27/2021	—	(955)
USD	5,266,318	SGD	7,082,584	MSCS	1/27/2021	—	(92,896)
USD	13,479,198	SGD	18,412,267	UBS	1/27/2021	—	(452,905)
						$9,430,703	$(9,320,053)
The accompanying notes are an integral part of the financial statements.	43

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

WRITTEN OPTIONS
Foreign currency options
Description	Counterparty (OTC)	Currency	Exercise price	Expiration date	Notional amount*	Premium	Value
Calls
Euro vs. U.S. Dollar	CITI	EUR	1.20	Mar 2021	9,705,000	$140,722	$(264,474)
Pound Sterling vs. U.S. Dollar	CITI	GBP	1.35	Jan 2021	3,080,000	39,347	(61,827)
Pound Sterling vs. U.S. Dollar	CITI	GBP	1.35	Jan 2021	1,410,000	18,013	(28,304)
						$198,082	$(354,605)
Puts
Euro vs. U.S. Dollar	CITI	EUR	1.19	Mar 2021	8,955,000	72,536	(33,060)
						$ 72,536	$ (33,060)
						$270,618	$(387,665)
* For this type of option, notional amounts are equivalent to number of contracts.
Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	U.S. Dollar
Derivatives Abbreviations
ANZ	Australia and New Zealand Banking Group Limited
BMO	Bank of Montreal
BOA	Bank of America, N.A.
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
NAB	National Australia Bank Ltd.
OTC	Over-the-counter
RBC	Royal Bank of Canada
SCB	Standard Chartered Bank
SSB	State Street Bank and Trust Company
TD	The Toronto-Dominion Bank
UBS	UBS AG

See Notes to financial statements regarding investment transactions and other derivatives information.
Total Bond Market Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 65.1%
U.S. Treasury Bonds - 10.2%
1.250%, 05/15/2050	$8,000,000	$7,241,250	0.9%
2.000%, 02/15/2050	3,000,000	3,251,367	0.4%
2.750%, 08/15/2047	3,000,000	3,753,750	0.5%
3.000%, 02/15/2047 to 02/15/2049	28,635,000	37,453,156	4.7%
4.250%, 05/15/2039 to 11/15/2040	4,610,000	6,845,883	0.8%
4.625%, 02/15/2040	5,000,000	7,784,375	1.0%
4.750%, 02/15/2041	2,000,000	3,190,469	0.4%
7.875%, 02/15/2021	3,400,000	3,429,954	0.4%
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
OTHER SECURITIES		$8,487,219	1.1%
		81,437,423
U.S. Treasury Notes - 26.1%
0.125%, 10/31/2022	$12,000,000	12,001,406	1.5%
0.250%, 11/15/2023 to 10/31/2025	28,000,000	27,965,938	3.5%
0.375%, 07/31/2027	4,000,000	3,945,938	0.5%
0.500%, 10/31/2027	12,000,000	11,900,625	1.5%
0.625%, 03/31/2027 to 05/15/2030	16,000,000	15,804,063	1.9%
1.250%, 08/31/2024	5,000,000	5,186,133	0.6%

The accompanying notes are an integral part of the financial statements.	44

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
1.375%, 08/31/2026	$5,000,000	$5,257,813	0.7%
1.500%, 01/31/2027	5,000,000	5,297,852	0.7%
1.625%, 08/15/2029	8,000,000	8,553,125	1.1%
1.750%, 07/31/2021 to 12/31/2024	13,000,000	13,418,047	1.7%
2.000%, 11/15/2021 to 02/15/2022	29,400,000	29,902,127	3.7%
2.125%, 05/31/2026	3,000,000	3,274,219	0.4%
2.250%, 02/15/2021 to 11/15/2027	24,595,000	26,868,420	3.4%
2.375%, 05/15/2029	5,000,000	5,647,656	0.7%
2.625%, 02/28/2023	3,000,000	3,160,664	0.4%
2.750%, 04/30/2023	3,500,000	3,711,367	0.5%
2.875%, 11/30/2023 to 05/15/2028	9,300,000	10,571,371	1.3%
3.125%, 05/15/2021	13,100,000	13,243,281	1.7%
OTHER SECURITIES		2,254,063	0.3%
		207,964,108
Federal Home Loan Bank - 0.3%		2,608,172	0.3%
Federal Home Loan Mortgage Corp. - 4.5%
2.500%, 04/01/2031 to 08/01/2050	6,346,251	6,676,513	0.9%
3.000%, 07/01/2032 to 08/01/2046	6,105,779	6,514,270	0.8%
3.500%, 12/01/2025 to 06/01/2048	5,646,975	6,078,214	0.9%
4.500%, 05/01/2024 to 11/01/2048	4,116,543	4,503,378	0.5%
OTHER SECURITIES		11,910,101	1.4%
		35,682,476
Federal National Mortgage Association - 17.3%
2.000%, 02/01/2035 to 11/01/2050	14,349,500	14,958,501	1.9%
2.000%, TBA (A)	5,000,000	5,197,633	0.7%
2.500%, 05/01/2028 to 11/01/2050	18,091,480	19,073,675	2.5%
2.500%, TBA (A)	4,000,000	4,173,124	0.5%
3.000%, 01/01/2027 to 12/01/2049	17,124,802	18,224,847	2.4%
3.000%, TBA (A)	16,400,000	17,182,190	2.2%
3.500%, 12/01/2025 to 10/01/2049	17,589,748	18,922,914	2.3%
3.500%, TBA (A)	8,000,000	8,457,502	1.1%
4.000%, 03/01/2024 to 09/01/2049	16,786,446	18,099,607	2.2%
4.500%, 04/01/2021 to 09/01/2048	3,198,659	3,531,329	0.4%
OTHER SECURITIES		10,561,060	1.1%
		138,382,382
Government National Mortgage Association - 6.6%
2.500%, TBA (A)	8,000,000	8,469,576	1.1%
3.000%, 08/15/2043 to 08/20/2050	10,726,722	11,291,987	1.5%
3.000%, TBA (A)	5,000,000	5,192,035	0.7%
3.500%, 04/15/2042 to 04/20/2050	11,097,973	11,933,305	1.6%
3.500%, TBA (A)	2,800,000	2,926,921	0.4%
4.000%, 11/15/2026 to 08/20/2048	6,422,474	6,970,848	0.9%
4.500%, 06/15/2023 to 04/20/2050	3,756,669	4,078,269	0.4%
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (continued)
OTHER SECURITIES		$1,772,271	0.0%
		52,635,212
Tennessee Valley Authority - 0.1%		702,991	0.1%
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $488,417,216)		$519,412,764
FOREIGN GOVERNMENT OBLIGATIONS - 1.2%
Brazil - 0.2%		1,768,364	0.2%
Canada - 0.2%		1,559,341	0.2%
Colombia - 0.1%		560,203	0.1%
Israel - 0.1%		517,995	0.1%
Italy - 0.0%		348,351	0.0%
Japan - 0.1%		855,609	0.1%
Mexico - 0.2%		1,245,372	0.2%
Panama - 0.1%		549,450	0.1%
Peru - 0.0%		379,375	0.0%
Philippines - 0.1%		1,000,315	0.1%
Turkey - 0.1%		812,455	0.1%
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $9,073,404)		$9,596,830
CORPORATE BONDS - 28.8%
Communication services - 2.7%		21,183,712	2.7%
Consumer discretionary - 1.9%		15,001,682	1.9%
Consumer staples - 1.7%		13,457,107	1.7%
Energy - 2.4%		19,230,810	2.4%
Financials - 7.2%		57,906,656	7.2%
Health care - 3.8%		30,700,241	3.8%
Industrials - 2.8%		22,422,426	2.8%
Information technology - 2.3%		18,604,193	2.3%
Materials - 1.0%		8,001,280	1.0%
Real estate - 0.7%		5,366,290	0.7%
Utilities - 2.3%		18,243,861	2.3%
TOTAL CORPORATE BONDS (Cost $205,019,027)		$230,118,258
MUNICIPAL BONDS - 0.7%		5,713,140	0.7%
TOTAL MUNICIPAL BONDS (Cost $4,417,083)		$5,713,140
COLLATERALIZED MORTGAGE OBLIGATIONS - 2.4%
Commercial and residential - 2.1%
GS Mortgage Securities Trust Series 2016-GS4, Class A3, 3.178%, 11/10/2049	$3,000,000	3,251,326	0.4%
GS Mortgage Securities Trust Series 2017-GS5, Class A3, 3.409%, 03/10/2050	3,000,000	3,368,801	0.4%

The accompanying notes are an integral part of the financial statements.	45

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
OTHER SECURITIES		$9,659,888	1.3%
		16,280,015
Federal Home Loan Mortgage Corp. - 0.3%		2,535,362	0.3%
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $17,883,320)		$18,815,377
ASSET BACKED SECURITIES - 0.0%		206,892	0.0%
TOTAL ASSET BACKED SECURITIES (Cost $205,358)		$206,892
SHORT-TERM INVESTMENTS - 7.8%
Short-term funds - 7.8%
John Hancock Collateral Trust, 0.1386% (B)(C)	269,742	2,699,062	0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0300% (B)	60,042,508	60,042,508	7.5%
		62,741,570
TOTAL SHORT-TERM INVESTMENTS (Cost $62,741,800)		$62,741,570
Total Investments (Total Bond Market Trust) (Cost $787,757,208) - 106.0%		$846,604,831	106.0%
Other assets and liabilities, net - (6.0)%		(48,223,225)	(6.0%)
TOTAL NET ASSETS - 100.0%		$798,381,606	100.0%
Security Abbreviations and Legend
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	The rate shown is the annualized seven-day yield as of 12-31-20.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Ultra Short Term Bond Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.1%
Federal Home Loan Mortgage Corp. - 0.4%		$1,194,914	0.4%
Federal National Mortgage Association - 0.6%		1,828,269	0.6%
Government National Mortgage Association - 0.1%		366,426	0.1%
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $3,402,658)		$3,389,609
CORPORATE BONDS - 54.0%
Communication services - 2.8%
AT&T, Inc. 3.000%, 06/30/2022	$3,200,000	3,311,714	1.1%
ViacomCBS, Inc. 3.375%, 03/01/2022	3,000,000	3,076,152	1.0%
OTHER SECURITIES		2,108,428	0.7%
		8,496,294
Consumer discretionary - 9.1%
BMW US Capital LLC 3.100%, 04/12/2021 (A)	3,000,000	3,021,472	1.0%
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Consumer discretionary (continued)
eBay, Inc. 2.750%, 01/30/2023	$3,000,000	$3,141,740	1.0%
Ford Motor Credit Company LLC 3.336%, 03/18/2021	3,000,000	3,007,500	1.0%
General Motors Financial Company, Inc. 3.200%, 07/06/2021	3,000,000	3,032,255	1.0%
Nissan Motor Acceptance Corp. 2.550%, 03/08/2021 (A)	3,000,000	3,008,175	1.0%
The TJX Companies, Inc. 2.750%, 06/15/2021	3,000,000	3,020,778	1.0%
Volkswagen Group of America Finance LLC 3.125%, 05/12/2023 (A)	3,000,000	3,168,376	1.0%
OTHER SECURITIES		6,131,254	2.1%
		27,531,550
Consumer staples - 1.9%
Keurig Dr. Pepper, Inc. 3.551%, 05/25/2021	3,000,000	3,037,405	1.0%
The Kroger Company 2.800%, 08/01/2022	2,791,000	2,891,220	0.9%
		5,928,625
Energy - 2.0%
Halliburton Company 3.250%, 11/15/2021	3,000,000	3,051,400	1.0%
Sunoco Logistics Partners Operations LP 4.400%, 04/01/2021	3,000,000	3,018,748	1.0%
		6,070,148
Financials - 24.1%
American Express Credit Corp. 2.250%, 05/05/2021	3,000,000	3,015,302	1.0%
Cooperatieve Rabobank UA 3.125%, 04/26/2021	3,000,000	3,026,466	1.0%
Credit Suisse Group Funding Guernsey, Ltd. 3.800%, 09/15/2022	3,000,000	3,168,462	1.0%
Fifth Third Bank NA 2.250%, 06/14/2021	3,000,000	3,020,763	1.0%
Metropolitan Life Global Funding I 3.375%, 01/11/2022 (A)	3,000,000	3,089,178	1.0%
Mitsubishi UFJ Financial Group, Inc. (3 month LIBOR + 1.880%) 2.105%, 03/01/2021 (B)	2,246,000	2,252,209	0.7%
Morgan Stanley 2.500%, 04/21/2021	3,000,000	3,018,596	1.0%
NatWest Markets PLC 3.625%, 09/29/2022 (A)	5,000,000	5,271,126	1.7%
Santander Holdings USA, Inc. 3.244%, 10/05/2026	3,000,000	3,271,584	1.1%
The Bank of New York Mellon Corp. 3.450%, 08/11/2023	3,000,000	3,242,672	1.1%
The Bank of Nova Scotia 1.950%, 02/01/2023	3,000,000	3,098,048	1.0%
Truist Bank 2.625%, 01/15/2022	3,000,000	3,067,425	1.0%

The accompanying notes are an integral part of the financial statements.	46

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Financials (continued)
UBS Group AG 3.000%, 04/15/2021 (A)	$3,000,000	$3,023,157	1.0%
Wells Fargo & Company 2.500%, 03/04/2021	3,000,000	3,010,145	1.0%
OTHER SECURITIES		28,758,796	9.5%
		73,333,929
Health care - 3.7%
Abbott Laboratories 2.550%, 03/15/2022	3,000,000	3,080,670	1.0%
OTHER SECURITIES		8,069,177	2.7%
		11,149,847
Industrials - 4.2%
CNH Industrial Capital LLC 4.375%, 04/05/2022	2,500,000	2,611,677	0.8%
OTHER SECURITIES		10,196,714	3.4%
		12,808,391
Information technology - 3.0%
Broadcom, Inc. 3.125%, 04/15/2021	3,000,000	3,017,170	1.0%
Oracle Corp. 2.625%, 02/15/2023	3,000,000	3,139,972	1.0%
OTHER SECURITIES		2,988,928	1.0%
		9,146,070
Materials - 0.6%		1,892,613	0.6%
Utilities - 2.6%
Southern California Edison Company 3.875%, 06/01/2021	3,000,000	3,016,515	1.0%
OTHER SECURITIES		4,851,517	1.6%
		7,868,032
TOTAL CORPORATE BONDS (Cost $162,199,384)		$164,225,499
MUNICIPAL BONDS - 0.7%		2,029,800	0.7%
TOTAL MUNICIPAL BONDS (Cost $2,000,000)		$2,029,800
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.4%
Commercial and residential - 1.2%
Vista Point Securitization Trust Series 2020-1, Class A1, 1.763%, 03/25/2065 (A)(C)	2,506,753	2,526,135	0.8%
OTHER SECURITIES		1,065,080	0.4%
		3,591,215
Federal National Mortgage Association - 0.2%		779,890	0.2%
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,344,457)		$4,371,105
ASSET BACKED SECURITIES - 27.2%
Ally Auto Receivables Trust Series 2019-4, Class A3, 1.840%, 06/17/2024	3,000,000	3,044,889	1.0%
Ally Master Owner Trust Series 2018-2, Class A, 3.290%, 05/15/2023	3,000,000	3,033,215	1.0%
American Tower Trust Series 2013, Class 2A, 3.070%, 03/15/2048 (A)	2,500,000	2,549,068	0.8%
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
ASSET BACKED SECURITIES (continued)
Citibank Credit Card Issuance Trust Series 2018-A1, Class A1, 2.490%, 01/20/2023	$4,000,000	$4,004,915	1.3%
DLL LLC Series 2019-MT3, Class A2, 2.130%, 01/20/2022 (A)	2,650,371	2,659,810	0.9%
Flagship Credit Auto Trust Series 2019-2, Class A, 2.830%, 10/16/2023 (A)	2,184,271	2,210,501	0.7%
HPEFS Equipment Trust Series 2020-2A, Class A2, 0.650%, 07/22/2030 (A)	2,200,000	2,204,309	0.7%
Nissan Auto Receivables Owner Trust Series 2018-A, Class A4, 2.890%, 06/17/2024	4,115,000	4,202,663	1.4%
Nissan Auto Receivables Owner Trust Series 2019-A, Class A3, 2.900%, 10/16/2023	2,809,445	2,862,170	0.9%
Nissan Auto Receivables Owner Trust Series 2019-B, Class A3, 2.500%, 11/15/2023	3,000,000	3,057,911	1.0%
PFS Financing Corp. Series 2018-B, Class A, 2.890%, 02/15/2023 (A)	2,790,000	2,795,812	0.9%
Westlake Automobile Receivables Trust Series 2018-3A, Class C, 3.610%, 10/16/2023 (A)	3,990,000	4,028,573	1.3%
World Omni Auto Receivables Trust Series 2017-A, Class A4, 2.240%, 06/15/2023	3,067,000	3,093,698	1.0%
OTHER SECURITIES		42,996,544	14.3%
TOTAL ASSET BACKED SECURITIES (Cost $82,834,296)		$82,744,078
SHORT-TERM INVESTMENTS - 14.9%
U.S. Government - 13.9%
U.S. Treasury Bill, 0.058%, 01/28/2021 *	18,000,000	17,999,310	5.9%
U.S. Treasury Bill, 0.070%, 02/11/2021 *	18,000,000	17,998,860	5.9%
U.S. Treasury Bill, 0.080%, 01/07/2021 *	6,500,000	6,499,984	2.1%
		42,498,154
Short-term funds - 1.0%
John Hancock Collateral Trust, 0.1386% (D)(E)	10,394	104,000	0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0300% (D)	2,848,414	2,848,414	1.0%
		2,952,414
TOTAL SHORT-TERM INVESTMENTS (Cost $45,450,116)		$45,450,568
Total Investments (Ultra Short Term Bond Trust) (Cost $300,230,911) - 99.3%		$302,210,659	99.3%
Other assets and liabilities, net - 0.7%		2,039,374	0.7%
TOTAL NET ASSETS - 100.0%		$304,250,033	100.0%

The accompanying notes are an integral part of the financial statements.	47

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $70,729,515 or 23.2% of the fund's net assets as of 12-31-20.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(D)	The rate shown is the annualized seven-day yield as of 12-31-20.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The accompanying notes are an integral part of the financial statements.	48

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

The following portfolios had the following country composition as a percentage of net assets, unless otherwise indicated, on 12-31-20:
High Yield Trust
United States	79.1%
Cayman Islands	5.7%
Canada	4.7%
France	1.6%
United Kingdom	1.5%
Ireland	1.4%
Other countries	6.0%
TOTAL	100.0%
Investment Quality Bond Trust (as a percentage of total investments)
United States	89.5%
Cayman Islands	1.9%
Japan	1.8%
Other countries	6.8%
TOTAL	100.0%
Strategic Income Opportunities Trust
United States	60.4%
Canada	5.6%
Indonesia	4.1%
Supranational	2.5%
Luxembourg	2.3%
Norway	2.0%
Brazil	1.9%
United Kingdom	1.8%
Portugal	1.8%
Japan	1.6%
Other countries	16.0%
TOTAL	100.0%

The accompanying notes are an integral part of the financial statements.
49

John Hancock Variable Insurance Trust
Statements of assets and liabilities — December 31, 2020

Assets	Active Bond Trust	Core Bond Trust	High Yield Trust	Investment Quality Bond Trust
Unaffiliated investments, at value (including securities loaned)	$804,924,644	$1,133,206,273	$192,449,721	$331,568,656
Affiliated investments, at value	2,498,620	2,343,146	3,208,593	1,125,357
Repurchase agreements, at value	9,582,000	—	—	7,100,000
Total investments, at value	817,005,264	1,135,549,419	195,658,314	339,794,013
Swap contracts, at value	—	—	—	7,199
Receivable for centrally cleared swaps	—	—	407,519	—
Unrealized appreciation on forward foreign currency contracts	—	—	28,465	1,070
Receivable for futures variation margin	—	—	25,503	—
Cash	31,428	—	563,640	43,961
Foreign currency, at value	—	—	65,902	139,892
Collateral held at broker for futures contracts	—	—	75,297	—
Collateral segregated at custodian for OTC derivative contracts	—	—	90,000	—
Dividends and interest receivable	5,018,982	3,781,281	2,740,328	1,428,984
Receivable for fund shares sold	9,026,765	58,216	1,279,773	7,721,426
Receivable for investments sold	2,462,735	436,181	845,682	9,469
Receivable for delayed delivery securities sold	—	101,473,620	—	8,619,379
Receivable for securities lending income	1,586	1,324	745	727
Other assets	14,878	21,289	5,733	6,592
Total assets	833,561,638	1,241,321,330	201,786,901	357,772,712
Liabilities
Unrealized depreciation on forward foreign currency contracts	—	—	15,591	61,702
Swap contracts, at value	—	—	59,800	975,218
Payable for centrally cleared swaps	—	—	—	23,023
Payable for futures variation margin	—	—	—	51,119
Payable for collateral on sale commitments	—	465,000	—	—
Payable for investments purchased	2,863,099	11,456,421	1,806,005	5,199,290
Payable for delayed delivery securities purchased	76,606,944	181,958,803	—	84,127,779
Payable for fund shares repurchased	11,007	71,237	—	—
Payable upon return of securities loaned	2,487,843	2,349,325	3,211,770	1,123,020
Payable to affiliates
Accounting and legal services fees	32,666	45,184	8,349	11,501
Trustees' fees	160	212	81	88
Other liabilities and accrued expenses	84,350	98,038	38,047	51,114
Total liabilities	82,086,069	196,444,220	5,139,643	91,623,854
Net assets	$751,475,569	$1,044,877,110	$196,647,258	$266,148,858
Net assets consist of
Paid-in capital	$685,252,967	$965,176,065	$261,111,385	$241,984,212
Total distributable earnings (loss)	66,222,602	79,701,045	(64,464,127)	24,164,646
Net assets	$751,475,569	$1,044,877,110	$196,647,258	$266,148,858
Unaffiliated investments, including repurchase agreements, at cost	$765,651,213	$1,103,833,565	$196,544,443	$322,451,799
Affiliated investments, at cost	$2,498,818	$2,343,356	$3,208,801	$1,125,477
Foreign currency, at cost	—	—	$63,699	$139,967
Net unamortized upfront payment on OTC swaps	—	—	$(81,028)	$(268,860)
Securities loaned, at value	$2,432,314	$2,299,246	$3,129,679	$1,073,027
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$35,747,023	$92,795,789	$64,996,111	$142,497,238
Shares outstanding	3,458,132	6,518,997	12,336,821	11,706,908
Net asset value, offering price and redemption price per share	$10.34	$14.23	$5.27	$12.17
Series II
Net assets	$155,517,540	$85,069,870	$47,217,659	$80,037,130
Shares outstanding	15,015,425	5,983,578	8,734,521	6,571,615
Net asset value, offering price and redemption price per share	$10.36	$14.22	$5.41	$12.18
Series NAV
Net assets	$560,211,006	$867,011,451	$84,433,488	$43,614,490
Shares outstanding	54,157,749	61,198,301	16,310,915	3,596,797
Net asset value, offering price and redemption price per share	$10.34	$14.17	$5.18	$12.13
The accompanying notes are an integral part of the financial statements.
50

John Hancock Variable Insurance Trust
Statements of assets and liabilities — December 31, 2020

Assets	Money Market Trust	Opportunistic Fixed Income Trust	Select Bond Trust	Short Term Government Income Trust
Unaffiliated investments, at value (including securities loaned)	$2,141,643,974	$194,098,234	$7,679,231,293	$191,372,877
Affiliated investments, at value	—	56,869	13,200,540	—
Repurchase agreements, at value	264,900,000	—	263,818,000	1,987,000
Total investments, at value	2,406,543,974	194,155,103	7,956,249,833	193,359,877
Swap contracts, at value	—	1,803,880	—	—
Receivable for centrally cleared swaps	—	820,595	—	—
Unrealized appreciation on forward foreign currency contracts	—	678,890	—	—
Receivable for futures variation margin	—	22,732	—	—
Cash	85,220	449,398	—	1,049
Foreign currency, at value	—	671,647	—	—
Collateral held at broker for futures contracts	—	885,000	4,711,600	—
Collateral segregated at custodian for OTC derivative contracts	—	1,355,000	—	—
Dividends and interest receivable	1,730,859	1,241,143	40,159,802	870,160
Receivable for fund shares sold	2,149,387	2,875,520	38,629,462	87,634
Receivable for investments sold	—	340,802	11,742,750	—
Receivable for delayed delivery securities sold	—	855,572	—	—
Receivable for securities lending income	—	373	12,781	—
Receivable from affiliates	19,761	461	158	—
Other assets	24,179	8,306	159,644	1,376
Total assets	2,410,553,380	206,164,422	8,051,666,030	194,320,096
Liabilities
Unrealized depreciation on forward foreign currency contracts	—	726,094	—	—
Swap contracts, at value	—	2,315,787	—	—
Due to custodian	—	—	2,280,652	—
Payable for investments purchased	—	1,475,031	9,331,986	—
Payable for delayed delivery securities purchased	—	3,996,706	198,522,380	—
Payable for fund shares repurchased	8,048,670	—	—	349,904
Payable upon return of securities loaned	—	57,029	13,161,961	—
Payable to affiliates
Accounting and legal services fees	114,769	8,365	334,679	8,545
Trustees' fees	345	80	1,258	79
Other liabilities and accrued expenses	200,308	90,996	587,547	33,719
Total liabilities	8,364,092	8,670,088	224,220,463	392,247
Net assets	$2,402,189,288	$197,494,334	$7,827,445,567	$193,927,849
Net assets consist of
Paid-in capital	$2,402,139,426	$180,882,999	$7,320,914,763	$214,272,859
Total distributable earnings (loss)	49,862	16,611,335	506,530,804	(20,345,010)
Net assets	$2,402,189,288	$197,494,334	$7,827,445,567	$193,927,849
Unaffiliated investments, including repurchase agreements, at cost	$2,406,543,974	$186,141,106	$7,543,990,359	$189,237,671
Affiliated investments, at cost	—	$56,874	$13,201,800	—
Foreign currency, at cost	—	$672,254	—	—
Net unamortized upfront payment on OTC swaps	—	$(914,819)	—	—
Collateral held at broker for centrally cleared swaps	—	$820,000	—	—
Securities loaned, at value	—	$55,908	$12,891,503	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$1,835,161,541	$31,987,318	$179,095,714	$33,352,698
Shares outstanding	1,835,175,245	2,375,241	12,273,101	2,713,640
Net asset value, offering price and redemption price per share	$1.00	$13.47	$14.59	$12.29
Series II
Net assets	$99,829,009	$59,178,478	$436,668,385	$29,124,574
Shares outstanding	99,808,676	4,464,993	29,887,141	2,368,296
Net asset value, offering price and redemption price per share	$1.00	$13.25	$14.61	$12.30
Series NAV
Net assets	$467,198,738	$106,328,538	$7,211,681,468	$131,450,577
Shares outstanding	467,194,724	7,927,226	494,494,761	10,697,527
Net asset value, offering price and redemption price per share	$1.00	$13.41	$14.58	$12.29
The accompanying notes are an integral part of the financial statements.
51

John Hancock Variable Insurance Trust
Statements of assets and liabilities — December 31, 2020

Assets	Strategic Income Opportunities Trust	Total Bond Market Trust	Ultra Short Term Bond Trust
Unaffiliated investments, at value (including securities loaned)	$449,088,390	$843,905,769	$302,106,659
Affiliated investments, at value	2,919,409	2,699,062	104,000
Repurchase agreements, at value	1,793,000	—	—
Total investments, at value	453,800,799	846,604,831	302,210,659
Unrealized appreciation on forward foreign currency contracts	9,430,703	—	—
Cash	4,676	—	—
Foreign currency, at value	614,081	—	—
Collateral held at broker for futures contracts	1,186,000	—	—
Collateral segregated at custodian for OTC derivative contracts	1,680,000	—	—
Dividends and interest receivable	4,165,994	4,100,023	1,541,381
Receivable for fund shares sold	583,833	7,286,389	645,101
Receivable for investments sold	2,140,218	—	—
Receivable for securities lending income	2,267	1,017	2
Receivable from affiliates	—	5,426	—
Other assets	11,075	13,719	6,667
Total assets	473,619,646	858,011,405	304,403,810
Liabilities
Unrealized depreciation on forward foreign currency contracts	9,320,053	—	—
Written options, at value	387,665	—	—
Payable for futures variation margin	77,271	—	—
Foreign capital gains tax payable	3,509	—	—
Payable for investments purchased	2,645,039	1,458	—
Payable for delayed delivery securities purchased	—	51,478,578	—
Payable for fund shares repurchased	820,012	5,376,706	—
Payable upon return of securities loaned	2,919,799	2,671,787	104,000
Payable to affiliates
Accounting and legal services fees	19,753	35,299	13,883
Trustees' fees	121	145	93
Other liabilities and accrued expenses	75,155	65,826	35,801
Total liabilities	16,268,377	59,629,799	153,777
Net assets	$457,351,269	$798,381,606	$304,250,033
Net assets consist of
Paid-in capital	$431,399,006	$741,294,931	$322,449,607
Total distributable earnings (loss)	25,952,263	57,086,675	(18,199,574)
Net assets	$457,351,269	$798,381,606	$304,250,033
Unaffiliated investments, including repurchase agreements, at cost	$424,567,811	$785,057,916	$300,126,911
Affiliated investments, at cost	$2,919,623	$2,699,292	$104,000
Foreign currency, at cost	$596,283	—	—
Premiums received on written options	$270,618	—	—
Securities loaned, at value	$2,858,225	$2,584,156	$101,865
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$332,906,172	$389,171,734	$14,557,126
Shares outstanding	23,061,394	35,722,134	1,269,996
Net asset value, offering price and redemption price per share	$14.44	$10.89	$11.46
Series II
Net assets	$37,512,269	$80,560,208	$255,256,033
Shares outstanding	2,591,770	7,384,654	22,270,736
Net asset value, offering price and redemption price per share	$14.47	$10.91	$11.46
Series NAV
Net assets	$86,932,828	$328,649,664	$34,436,874
Shares outstanding	6,041,162	30,176,952	3,003,471
Net asset value, offering price and redemption price per share	$14.39	$10.89	$11.47
The accompanying notes are an integral part of the financial statements.
52

John Hancock Variable Insurance Trust
Statements of operations — For the year ended December 31, 2020

Investment income	Active Bond Trust	Core Bond Trust	High Yield Trust	Investment Quality Bond Trust
Interest	$23,802,107	$21,126,577	$11,619,221	$7,341,254
Dividends from unaffiliated investments	78,795	—	122,584	—
Securities lending	61,995	37,096	44,286	9,415
Less foreign taxes withheld	(683)	(740)	(44)	(5,135)
Total investment income	23,942,214	21,162,933	11,786,047	7,345,534
Expenses
Investment management fees	4,413,962	5,822,918	1,306,377	1,527,026
Distribution and service fees	377,315	253,520	143,994	254,728
Accounting and legal services fees	121,369	167,333	29,725	41,845
Trustees' fees	11,870	16,585	3,166	4,200
Custodian fees	110,831	132,084	37,137	75,680
Printing and postage	28,911	34,467	18,515	19,911
Professional fees	77,720	85,109	88,243	90,469
Other	38,780	53,320	17,036	14,696
Total expenses	5,180,758	6,565,336	1,644,193	2,028,555
Less expense reductions	(52,315)	(73,034)	(13,333)	(18,126)
Net expenses	5,128,443	6,492,302	1,630,860	2,010,429
Net investment income	18,813,771	14,670,631	10,155,187	5,335,105
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	16,344,835	53,142,074	(2,477,463)	10,786,633
Affiliated investments	13,638	9,573	(275)	2,848
Realized gain on investments not meeting investment restrictions	—	20,256	—	—
Futures contracts	(200,294)	—	296,905	(208,450)
Forward foreign currency contracts	—	—	(66,327)	149,183
Written options	—	—	(989,831)	—
Swap contracts	—	—	205,451	(5,157,120)
	16,158,179	53,171,903	(3,031,540)	5,573,094
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	26,070,598	14,551,186	3,102,929	8,971,094
Affiliated investments	205	(286)	1,003	1
Futures contracts	—	—	24,400	207,386
Forward foreign currency contracts	—	—	(21,938)	64,183
Swap contracts	—	—	88,836	1,912,011
	26,070,803	14,550,900	3,195,230	11,154,675
Net realized and unrealized gain (loss)	42,228,982	67,722,803	163,690	16,727,769
Increase in net assets from operations	$61,042,753	$82,393,434	$10,318,877	$22,062,874
The accompanying notes are an integral part of the financial statements.
53

John Hancock Variable Insurance Trust
Statements of operations — For the year ended December 31, 2020

Investment income	Money Market Trust	Opportunistic Fixed Income Trust	Select Bond Trust	Short Term Government Income Trust
Interest	$11,935,836	$5,501,391	$224,750,874	$3,852,889
Dividends from unaffiliated investments	—	435,204	454,691	—
Securities lending	—	2,018	340,936	3,816
Less foreign taxes withheld	—	(73,727)	(4,769)	—
Total investment income	11,935,836	5,864,886	225,541,732	3,856,705
Expenses
Investment management fees	8,305,232	1,221,606	42,845,037	1,095,165
Distribution and service fees	1,171,036	154,839	1,170,654	92,195
Interest expense	—	27,012	—	—
Accounting and legal services fees	411,030	27,569	1,235,819	30,591
Trustees' fees	36,185	3,084	121,932	3,160
Custodian fees	302,573	140,547	829,960	33,546
Printing and postage	62,596	23,478	187,175	17,248
Professional fees	88,479	145,194	221,011	76,164
Other	56,132	19,643	288,278	17,320
Total expenses	10,433,263	1,762,972	46,899,866	1,365,389
Less expense reductions	(4,745,611)	(123,849)	(2,112,048)	(13,635)
Net expenses	5,687,652	1,639,123	44,787,818	1,351,754
Net investment income	6,248,184	4,225,763	180,753,914	2,504,951
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	24,370	20,698,973	275,693,044	868,110
Affiliated investments	—	(234)	80,448	4,077
Securities sold short	—	(179,689)	—	—
Futures contracts	—	544,647	(94,452)	136,016
Forward foreign currency contracts	—	(3,484,630)	—	—
Written options	—	142,065	—	—
Swap contracts	—	(1,891,919)	—	—
	24,370	15,829,213	275,679,040	1,008,203
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	—	2,735,191	177,690,427	2,913,505
Affiliated investments	—	(5)	152	—
Securities sold short	—	(30,761)	—	—
Futures contracts	—	(204,173)	—	3,671
Forward foreign currency contracts	—	(589,506)	—	—
Written options	—	21,492	—	—
Swap contracts	—	1,151,053	—	—
	—	3,083,291	177,690,579	2,917,176
Net realized and unrealized gain (loss)	24,370	18,912,504	453,369,619	3,925,379
Increase in net assets from operations	$6,272,554	$23,138,267	$634,123,533	$6,430,330
The accompanying notes are an integral part of the financial statements.
54

John Hancock Variable Insurance Trust
Statements of operations — For the year ended December 31, 2020

Investment income	Strategic Income Opportunities Trust	Total Bond Market Trust	Ultra Short Term Bond Trust
Interest	$13,340,328	$16,460,311	$5,332,728
Dividends from unaffiliated investments	1,415,239	—	—
Securities lending	14,603	81,690	11,107
Less foreign taxes withheld	(102,285)	—	—
Total investment income	14,667,885	16,542,001	5,343,835
Expenses
Investment management fees	2,838,606	3,481,144	1,607,509
Distribution and service fees	250,589	369,623	625,660
Accounting and legal services fees	71,566	123,997	48,423
Trustees' fees	7,253	11,709	4,762
Custodian fees	109,926	92,276	47,611
Printing and postage	23,773	30,467	21,072
Professional fees	97,453	69,032	67,424
Other	27,494	28,658	20,380
Total expenses	3,426,660	4,206,906	2,442,841
Less expense reductions	(31,695)	(1,985,041)	(197,216)
Net expenses	3,394,965	2,221,865	2,245,625
Net investment income	11,272,920	14,320,136	3,098,210
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	155,916	2,637,465	582,580
Affiliated investments	(1,150)	31,564	5,157
Futures contracts	761,092	—	—
Forward foreign currency contracts	3,487,035	—	—
Written options	180,427	—	—
	4,583,320	2,669,029	587,737
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	17,287,204	31,529,400	408,473
Affiliated investments	(73)	398	13
Futures contracts	137,820	—	—
Forward foreign currency contracts	1,336,690	—	—
Written options	(117,047)	—	—
	18,644,594	31,529,798	408,486
Net realized and unrealized gain (loss)	23,227,914	34,198,827	996,223
Increase in net assets from operations	$34,500,834	$48,518,963	$4,094,433
The accompanying notes are an integral part of the financial statements.
55

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Active Bond Trust		Core Bond Trust		High Yield Trust
Increase (decrease) in net assets	Year ended 12-31-20	Year ended 12-31-19	Year ended 12-31-20	Year ended 12-31-19	Year ended 12-31-20	Year ended 12-31-19
From operations
Net investment income	$18,813,771	$20,890,342	$14,670,631	$26,565,271	$10,155,187	$11,406,632
Net realized gain (loss)	16,158,179	11,924,774	53,171,903	42,550,241	(3,031,540)	(1,090,852)
Change in net unrealized appreciation (depreciation)	26,070,803	29,216,419	14,550,900	17,672,419	3,195,230	19,512,970
Increase in net assets resulting from operations	61,042,753	62,031,535	82,393,434	86,787,931	10,318,877	29,828,750
Distributions to shareholders
From earnings
Series I	(1,058,278)	(1,014,926)	(2,137,004)	(2,209,044)	(3,851,839)	(3,590,513)
Series II	(3,994,890)	(3,630,983)	(1,780,118)	(1,791,244)	(2,622,957)	(2,598,299)
Series NAV	(16,637,458)	(14,962,586)	(20,093,057)	(22,389,125)	(5,066,715)	(4,611,307)
Total distributions	(21,690,626)	(19,608,495)	(24,010,179)	(26,389,413)	(11,541,511)	(10,800,119)
From portfolio share transactions
Portfolio share transactions	(12,099,874)	3,425,839	(103,337,742)	(35,036,399)	(8,637,096)	(9,417,481)
Total increase (decrease)	27,252,253	45,848,879	(44,954,487)	25,362,119	(9,859,730)	9,611,150
Net assets
Beginning of year	724,223,316	678,374,437	1,089,831,597	1,064,469,478	206,506,988	196,895,838
End of year	$751,475,569	$724,223,316	$1,044,877,110	$1,089,831,597	$196,647,258	$206,506,988
	Investment Quality Bond Trust		Money Market Trust		Opportunistic Fixed Income Trust
Increase (decrease) in net assets	Year ended 12-31-20	Year ended 12-31-19	Year ended 12-31-20	Year ended 12-31-19	Year ended 12-31-20	Year ended 12-31-19
From operations
Net investment income	$5,335,105	$6,769,514	$6,248,184	$37,611,217	$4,225,763	$4,445,237
Net realized gain (loss)	5,573,094	5,178,851	24,370	(6,715)	15,829,213	3,131,960
Change in net unrealized appreciation (depreciation)	11,154,675	10,633,255	—	—	3,083,291	4,885,222
Increase in net assets resulting from operations	22,062,874	22,581,620	6,272,554	37,604,502	23,138,267	12,462,419
Distributions to shareholders
From earnings
Series I	(3,163,148)	(3,473,749)	(4,603,716)	(27,201,669)	(1,186,256)	(1,985,047)
Series II	(1,625,848)	(1,734,722)	(280,622)	(2,231,111)	(2,097,869)	(3,874,649)
Series NAV	(1,081,930)	(1,093,907)	(1,363,845)	(8,178,439)	(3,929,619)	(7,038,820)
Total distributions	(5,870,926)	(6,302,378)	(6,248,183)	(37,611,219)	(7,213,744)	(12,898,516)
From portfolio share transactions
Portfolio share transactions	(6,736,992)	(5,565,198)	472,254,153	(69,505,575)	(16,255,271)	(4,283,517)
Total increase (decrease)	9,454,956	10,714,044	472,278,524	(69,512,292)	(330,748)	(4,719,614)
Net assets
Beginning of year	256,693,902	245,979,858	1,929,910,764	1,999,423,056	197,825,082	202,544,696
End of year	$266,148,858	$256,693,902	$2,402,189,288	$1,929,910,764	$197,494,334	$197,825,082
The accompanying notes are an integral part of the financial statements.
56

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Select Bond Trust		Short Term Government Income Trust		Strategic Income Opportunities Trust
Increase (decrease) in net assets	Year ended 12-31-20	Year ended 12-31-19	Year ended 12-31-20	Year ended 12-31-19	Year ended 12-31-20	Year ended 12-31-19
From operations
Net investment income	$180,753,914	$214,775,694	$2,504,951	$2,256,559	$11,272,920	$14,667,828
Net realized gain (loss)	275,679,040	173,680,925	1,008,203	679,649	4,583,320	(7,705,985)
Change in net unrealized appreciation (depreciation)	177,690,579	331,597,578	2,917,176	3,006,377	18,644,594	43,448,309
Increase in net assets resulting from operations	634,123,533	720,054,197	6,430,330	5,942,585	34,500,834	50,410,152
Distributions to shareholders
From earnings
Series I	(5,078,662)	(4,470,724)	(586,755)	(610,855)	(5,373,280)	(9,957,393)
Series II	(11,829,321)	(10,125,346)	(459,125)	(336,286)	(509,859)	(916,822)
Series NAV	(211,716,697)	(202,803,645)	(2,286,164)	(2,111,118)	(1,399,714)	(2,213,057)
Total distributions	(228,624,680)	(217,399,715)	(3,332,044)	(3,058,259)	(7,282,853)	(13,087,272)
From portfolio share transactions
Portfolio share transactions	(879,797,390)	(415,283,899)	12,592,605	283,843	(46,338,927)	(47,218,038)
Total increase (decrease)	(474,298,537)	87,370,583	15,690,891	3,168,169	(19,120,946)	(9,895,158)
Net assets
Beginning of year	8,301,744,104	8,214,373,521	178,236,958	175,068,789	476,472,215	486,367,373
End of year	$7,827,445,567	$8,301,744,104	$193,927,849	$178,236,958	$457,351,269	$476,472,215
	Total Bond Market Trust		Ultra Short Term Bond Trust
Increase (decrease) in net assets	Year ended 12-31-20	Year ended 12-31-19	Year ended 12-31-20	Year ended 12-31-19
From operations
Net investment income	$14,320,136	$15,348,884	$3,098,210	$4,686,836
Net realized gain (loss)	2,669,029	3,733,804	587,737	333,238
Change in net unrealized appreciation (depreciation)	31,529,798	28,957,557	408,486	2,101,907
Increase in net assets resulting from operations	48,518,963	48,040,245	4,094,433	7,121,981
Distributions to shareholders
From earnings
Series I	(9,152,472)	(7,065,437)	(251,265)	(190,668)
Series II	(1,636,397)	(1,224,623)	(4,521,502)	(3,535,618)
Series NAV	(7,042,157)	(6,288,464)	(669,716)	(652,225)
Total distributions	(17,831,026)	(14,578,524)	(5,442,483)	(4,378,511)
From portfolio share transactions
Portfolio share transactions	128,642,451	40,544,083	28,949,288	37,793,193
Total increase (decrease)	159,330,388	74,005,804	27,601,238	40,536,663
Net assets
Beginning of year	639,051,218	565,045,414	276,648,795	236,112,132
End of year	$798,381,606	$639,051,218	$304,250,033	$276,648,795
The accompanying notes are an integral part of the financial statements.
57

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Active Bond Trust
Series I
12-31-2020	9.79	0.26	0.60	0.86	(0.31)	—	(0.31)	10.34	8.79	0.70	0.70	2.56	36	98
12-31-2019	9.21	0.29	0.56	0.85	(0.27)	—	(0.27)	9.79	9.25	0.70	0.70	2.96	37	88
12-31-2018	9.57	0.30	(0.36)	(0.06)	(0.30)	—	(0.30)	9.21	(0.60)	0.70	0.70	3.18	35	63
12-31-2017	9.45	0.29	0.17	0.46	(0.34)	—	(0.34)	9.57	4.84	0.70	0.69	3.01	38	86
12-31-2016	9.40	0.31	0.10	0.41	(0.36)	—	(0.36)	9.45	4.34	0.68 [3]	0.68 [3]	3.18	41	84
Series II
12-31-2020	9.81	0.24	0.60	0.84	(0.29)	—	(0.29)	10.36	8.57	0.90	0.90	2.36	156	98
12-31-2019	9.23	0.27	0.56	0.83	(0.25)	—	(0.25)	9.81	9.03	0.90	0.90	2.76	145	88
12-31-2018	9.59	0.28	(0.36)	(0.08)	(0.28)	—	(0.28)	9.23	(0.80)	0.90	0.90	2.98	141	63
12-31-2017	9.47	0.28	0.16	0.44	(0.32)	—	(0.32)	9.59	4.63	0.90	0.89	2.81	167	86
12-31-2016	9.41	0.29	0.11	0.40	(0.34)	—	(0.34)	9.47	4.23	0.88 [3]	0.88 [3]	2.98	167	84
Series NAV
12-31-2020	9.80	0.27	0.58	0.85	(0.31)	—	(0.31)	10.34	8.73	0.65	0.65	2.61	560	98
12-31-2019	9.22	0.29	0.57	0.86	(0.28)	—	(0.28)	9.80	9.30	0.65	0.65	3.01	542	88
12-31-2018	9.58	0.30	(0.36)	(0.06)	(0.30)	—	(0.30)	9.22	(0.55)	0.65	0.65	3.24	502	63
12-31-2017	9.46	0.30	0.16	0.46	(0.34)	—	(0.34)	9.58	4.89	0.65	0.64	3.06	535	86
12-31-2016	9.40	0.31	0.11	0.42	(0.36)	—	(0.36)	9.46	4.50	0.63 [3]	0.63 [3]	3.23	536	84
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Includes reimbursement for overbilling of custody expenses in prior years of 0.01%.
Core Bond Trust
Series I
12-31-2020	13.41	0.20	0.95	1.15	(0.33)	—	(0.33)	14.23	8.62	0.67	0.66	1.40	93	354
12-31-2019	12.68	0.32	0.74	1.06	(0.33)	—	(0.33)	13.41	8.32	0.67	0.66	2.42	92	446
12-31-2018	13.08	0.31	(0.39)	(0.08)	(0.32)	—	(0.32)	12.68	(0.59)	0.68	0.67	2.39	93	336
12-31-2017	13.09	0.24	0.20	0.44	(0.28)	(0.17)	(0.45)	13.08	3.40	0.67	0.67	1.83	108	332
12-31-2016	13.01	0.22	0.14	0.36	(0.27)	(0.01)	(0.28)	13.09	2.74	0.67	0.66	1.63	121	486
Series II
12-31-2020	13.39	0.17	0.97	1.14	(0.31)	—	(0.31)	14.22	8.50	0.87	0.86	1.20	85	354
12-31-2019	12.67	0.29	0.73	1.02	(0.30)	—	(0.30)	13.39	8.04	0.87	0.86	2.23	81	446
12-31-2018	13.07	0.28	(0.39)	(0.11)	(0.29)	—	(0.29)	12.67	(0.79)	0.88	0.87	2.18	82	336
12-31-2017	13.08	0.22	0.20	0.42	(0.26)	(0.17)	(0.43)	13.07	3.21	0.87	0.87	1.63	101	332
12-31-2016	13.00	0.19	0.14	0.33	(0.24)	(0.01)	(0.25)	13.08	2.54	0.87	0.86	1.43	114	486
Series NAV
12-31-2020	13.34	0.20	0.97	1.17	(0.34)	—	(0.34)	14.17	8.80	0.62	0.61	1.46	867	354
12-31-2019	12.62	0.33	0.72	1.05	(0.33)	—	(0.33)	13.34	8.34	0.62	0.61	2.47	918	446
12-31-2018	13.02	0.31	(0.39)	(0.08)	(0.32)	—	(0.32)	12.62	(0.54)	0.63	0.62	2.44	889	336
12-31-2017	13.03	0.25	0.20	0.45	(0.29)	(0.17)	(0.46)	13.02	3.47	0.62	0.62	1.88	1,037	332
12-31-2016	12.96	0.22	0.14	0.36	(0.28)	(0.01)	(0.29)	13.03	2.72	0.62	0.61	1.68	987	486
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
The accompanying notes are an integral part of the financial statements.
58

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
High Yield Trust
Series I
12-31-2020	5.31	0.28	0.01	0.29	(0.33)	—	(0.33)	5.27	5.81	0.85	0.85	5.47	65	96
12-31-2019	4.84	0.30	0.46	0.76	(0.29)	—	(0.29)	5.31	15.66	0.80 [3]	0.79 [3]	5.62	68	57
12-31-2018	5.32	0.31	(0.47)	(0.16)	(0.32)	—	(0.32)	4.84	(3.01)	0.83	0.82	5.89	67	54
12-31-2017	5.23	0.30	0.09	0.39	(0.30)	—	(0.30)	5.32	7.50	0.85	0.84	5.62	81	61
12-31-2016	4.81	0.34	0.45	0.79	(0.37)	—	(0.37)	5.23	16.26	0.75 [4]	0.74 [4]	6.74	88	61
Series II
12-31-2020	5.44	0.28	0.01	0.29	(0.32)	—	(0.32)	5.41	5.67	1.05	1.05	5.27	47	96
12-31-2019	4.96	0.29	0.47	0.76	(0.28)	—	(0.28)	5.44	15.50	1.00 [3]	0.99 [3]	5.42	52	57
12-31-2018	5.43	0.31	(0.47)	(0.16)	(0.31)	—	(0.31)	4.96	(3.15)	1.03	1.02	5.69	50	54
12-31-2017	5.34	0.30	0.08	0.38	(0.29)	—	(0.29)	5.43	7.13	1.05	1.04	5.42	62	61
12-31-2016	4.91	0.34	0.45	0.79	(0.36)	—	(0.36)	5.34	16.16	0.95 [4]	0.94 [4]	6.54	65	61
Series NAV
12-31-2020	5.23	0.28	— [5]	0.28	(0.33)	—	(0.33)	5.18	5.77	0.80	0.80	5.52	84	96
12-31-2019	4.77	0.29	0.46	0.75	(0.29)	—	(0.29)	5.23	15.99	0.75 [3]	0.74 [3]	5.66	86	57
12-31-2018	5.24	0.31	(0.46)	(0.15)	(0.32)	—	(0.32)	4.77	(3.02)	0.78	0.77	5.94	80	54
12-31-2017	5.16	0.30	0.08	0.38	(0.30)	—	(0.30)	5.24	7.46	0.80	0.79	5.67	88	61
12-31-2016	4.75	0.34	0.44	0.78	(0.37)	—	(0.37)	5.16	16.56	0.70 [4]	0.70 [4]	6.77	97	61
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Includes reimbursement of legal fees of 0.05%. 4. Includes reimbursement for overbilling of custody expenses in prior years of 0.06%. 5. Less than $0.005 per share.
Investment Quality Bond Trust
Series I
12-31-2020	11.39	0.26	0.80	1.06	(0.27)	(0.01)	(0.28)	12.17	9.37	0.75	0.74	2.15	142	51
12-31-2019	10.68	0.30	0.70	1.00	(0.29)	—	(0.29)	11.39	9.36	0.75	0.74	2.70	139	45
12-31-2018	11.15	0.29	(0.38)	(0.09)	(0.30)	(0.08)	(0.38)	10.68	(0.82)	0.73	0.72	2.66	135	44
12-31-2017	10.99	0.25	0.25	0.50	(0.29)	(0.05)	(0.34)	11.15	4.60	0.72	0.71	2.24	156	72
12-31-2016	10.84	0.27	0.20	0.47	(0.25)	(0.07)	(0.32)	10.99	4.29	0.67 [3]	0.66 [3]	2.44	161	60
Series II
12-31-2020	11.40	0.23	0.81	1.04	(0.25)	(0.01)	(0.26)	12.18	9.15	0.95	0.94	1.95	80	51
12-31-2019	10.69	0.28	0.70	0.98	(0.27)	—	(0.27)	11.40	9.15	0.95	0.94	2.49	76	45
12-31-2018	11.15	0.27	(0.37)	(0.10)	(0.28)	(0.08)	(0.36)	10.69	(0.93)	0.93	0.92	2.46	71	44
12-31-2017	11.00	0.23	0.24	0.47	(0.27)	(0.05)	(0.32)	11.15	4.30	0.92	0.91	2.04	83	72
12-31-2016	10.85	0.25	0.20	0.45	(0.23)	(0.07)	(0.30)	11.00	4.08	0.87 [3]	0.86 [3]	2.25	84	60
Series NAV
12-31-2020	11.35	0.26	0.81	1.07	(0.28)	(0.01)	(0.29)	12.13	9.46	0.70	0.69	2.19	44	51
12-31-2019	10.65	0.31	0.68	0.99	(0.29)	—	(0.29)	11.35	9.35	0.70	0.69	2.74	41	45
12-31-2018	11.11	0.30	(0.38)	(0.08)	(0.30)	(0.08)	(0.38)	10.65	(0.68)	0.68	0.67	2.72	39	44
12-31-2017	10.95	0.26	0.25	0.51	(0.30)	(0.05)	(0.35)	11.11	4.68	0.67	0.66	2.28	35	72
12-31-2016	10.81	0.27	0.20	0.47	(0.26)	(0.07)	(0.33)	10.95	4.26	0.63 [3]	0.62 [3]	2.44	52	60
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Includes reimbursement for overbilling of custody expenses in prior years of 0.02%.
The accompanying notes are an integral part of the financial statements.
59

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Money Market Trust
Series I
12-31-2020	1.00	0.003	— [3]	0.003	(0.003)	—	(0.003)	1.00	0.31	0.44	0.24	0.26	1,835	—
12-31-2019	1.00	0.019	— [3]	0.019	(0.019)	—	(0.019)	1.00	1.93	0.46	0.33	1.91	1,420	—
12-31-2018	1.00	0.015	— [3]	0.015	(0.015)	—	(0.015)	1.00	1.54	0.47	0.33	1.53	1,415	—
12-31-2017	1.00	0.006	— [3]	0.006	(0.006)	— [3]	(0.006)	1.00	0.59	0.46	0.33	0.58	1,372	—
12-31-2016	1.00	0.001	— [3]	0.001	(0.001)	—	(0.001)	1.00	0.07	0.48	0.35	0.07	1,718	—
Series II
12-31-2020	1.00	0.003	(0.001)	0.002	(0.002)	—	(0.002)	1.00	0.24	0.64	0.32	0.26	100	—
12-31-2019	1.00	0.017	— [3]	0.017	(0.017)	—	(0.017)	1.00	1.73	0.66	0.53	1.73	120	—
12-31-2018	1.00	0.013	— [3]	0.013	(0.013)	—	(0.013)	1.00	1.34	0.67	0.53	1.31	140	—
12-31-2017	1.00	0.004	— [3]	0.004	(0.004)	— [3]	(0.004)	1.00	0.39	0.66	0.53	0.38	173	—
12-31-2016	1.00	—	— [3]	— [3]	—	—	—	1.00	0.00	0.68	0.42	—	211	—
Series NAV
12-31-2020	1.00	0.003	— [3]	0.003	(0.003)	—	(0.003)	1.00	0.33	0.39	0.22	0.31	467	—
12-31-2019	1.00	0.020	— [3]	0.020	(0.020)	—	(0.020)	1.00	1.98	0.41	0.28	1.97	390	—
12-31-2018	1.00	0.016	— [3]	0.016	(0.016)	—	(0.016)	1.00	1.59	0.42	0.28	1.59	444	—
12-31-2017	1.00	0.006	— [3]	0.006	(0.006)	— [3]	(0.006)	1.00	0.64	0.41	0.28	0.63	398	—
12-31-2016 [4]	1.00	0.001	— [3]	0.001	(0.001)	—	(0.001)	1.00	0.11 [5]	0.43 [6]	0.34 [6]	0.16 [6]	394	—
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Less than $0.0005 per share. 4. After the close of business on April 29, 2016, holders of Series NAV shares of Money Market Trust B became owners of an equal number of full and fractional Series NAV shares of Money Market Trust. These shares were first offered on 5-2-16. 5. Not annualized. 6. Annualized.
Opportunistic Fixed Income Trust
Series I
12-31-2020	12.30	0.30	1.39	1.69	(0.52)	—	(0.52)	13.47	13.79	0.92 [3]	0.85 [3]	2.34	32	326 [4]
12-31-2019	12.34	0.28	0.50	0.78	(0.82)	—	(0.82)	12.30	6.38	1.16 [3]	1.12 [3]	2.23	31	45
12-31-2018	12.93	0.29	(0.53)	(0.24)	(0.35)	—	(0.35)	12.34	(1.90)	0.84	0.82	2.31	32	35
12-31-2017	12.16	0.24	0.82	1.06	(0.29)	—	(0.29)	12.93	8.75	0.83	0.82	1.87	37	47
12-31-2016	11.80	0.28	0.08	0.36	—	—	—	12.16	3.05	0.81 [5]	0.80 [5]	2.18	40	57
Series II
12-31-2020	12.11	0.27	1.37	1.64	(0.50)	—	(0.50)	13.25	13.63	1.12 [3]	1.05 [3]	2.11	59	326 [4]
12-31-2019	12.17	0.25	0.49	0.74	(0.80)	—	(0.80)	12.11	6.08	1.36 [3]	1.32 [3]	2.03	60	45
12-31-2018	12.77	0.26	(0.52)	(0.26)	(0.34)	—	(0.34)	12.17	(2.03)	1.04	1.02	2.10	62	35
12-31-2017	12.00	0.21	0.81	1.02	(0.25)	—	(0.25)	12.77	8.48	1.03	1.02	1.67	80	47
12-31-2016	11.66	0.25	0.09	0.34	—	—	—	12.00	2.92	1.01 [5]	1.00 [5]	1.98	81	57
Series NAV
12-31-2020	12.25	0.30	1.39	1.69	(0.53)	—	(0.53)	13.41	13.90	0.87 [3]	0.80 [3]	2.35	106	326 [4]
12-31-2019	12.30	0.28	0.50	0.78	(0.83)	—	(0.83)	12.25	6.37	1.11 [3]	1.07 [3]	2.28	107	45
12-31-2018	12.88	0.27	(0.50)	(0.23)	(0.35)	—	(0.35)	12.30	(1.74)	0.79	0.77	2.11	108	35
12-31-2017	12.12	0.24	0.82	1.06	(0.30)	—	(0.30)	12.88	8.71	0.78	0.77	1.92	472	47
12-31-2016	11.75	0.28	0.09	0.37	—	—	—	12.12	3.15	0.76 [5]	0.75 [5]	2.22	446	57
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Includes interest expense of 0.01% and 0.25% for the year ended December 31, 2020 and the year ended December 31, 2019, respectively. 4. Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees. 5. Includes reimbursement for overbilling of custody expenses in prior years of 0.02%.
The accompanying notes are an integral part of the financial statements.
60

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Select Bond Trust
Series I
12-31-2020	13.79	0.34	0.91	1.25	(0.45)	—	(0.45)	14.59	9.08	0.65	0.62	2.36	179	118
12-31-2019	12.99	0.35	0.81	1.16	(0.36)	—	(0.36)	13.79	8.95	0.65	0.62	2.55	176	137
12-31-2018	13.42	0.34	(0.40)	(0.06)	(0.37)	—	(0.37)	12.99	(0.43)	0.65	0.62	2.61	173	83
12-31-2017	13.31	0.31	0.18	0.49	(0.38)	—	(0.38)	13.42	3.67	0.65	0.63	2.28	201	92
12-31-2016	13.30	0.31	0.10	0.41	(0.40)	—	(0.40)	13.31	3.06	0.65	0.64	2.23	203	73 [3]
Series II
12-31-2020	13.81	0.31	0.91	1.22	(0.42)	—	(0.42)	14.61	8.86	0.85	0.82	2.18	437	118
12-31-2019	13.01	0.32	0.82	1.14	(0.34)	—	(0.34)	13.81	8.73	0.85	0.82	2.35	423	137
12-31-2018	13.44	0.32	(0.41)	(0.09)	(0.34)	—	(0.34)	13.01	(0.63)	0.85	0.82	2.42	513	83
12-31-2017	13.33	0.28	0.18	0.46	(0.35)	—	(0.35)	13.44	3.46	0.85	0.83	2.08	491	92
12-31-2016	13.32	0.28	0.10	0.38	(0.37)	—	(0.37)	13.33	2.85	0.85	0.84	2.03	506	73 [3]
Series NAV
12-31-2020	13.78	0.35	0.90	1.25	(0.45)	—	(0.45)	14.58	9.14	0.60	0.58	2.40	7,212	118
12-31-2019	12.98	0.35	0.82	1.17	(0.37)	—	(0.37)	13.78	9.01	0.60	0.58	2.60	7,703	137
12-31-2018	13.41	0.35	(0.41)	(0.06)	(0.37)	—	(0.37)	12.98	(0.38)	0.60	0.57	2.66	7,528	83
12-31-2017	13.31	0.32	0.16	0.48	(0.38)	—	(0.38)	13.41	3.65	0.60	0.58	2.33	8,625	92
12-31-2016	13.29	0.31	0.12	0.43	(0.41)	—	(0.41)	13.31	3.19	0.60	0.59	2.28	8,433	73 [3]
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Excludes merger activity.
Short Term Government Income Trust
Series I
12-31-2020	12.07	0.16	0.27	0.43	(0.21)	—	(0.21)	12.29	3.60	0.71	0.71	1.30	33	38
12-31-2019	11.87	0.15	0.25	0.40	(0.20)	—	(0.20)	12.07	3.39	0.71	0.71	1.25	36	54
12-31-2018	12.02	0.15	(0.05)	0.10	(0.25)	—	(0.25)	11.87	0.84	0.68	0.67	1.26	35	28
12-31-2017	12.12	0.11	(0.04)	0.07	(0.17)	—	(0.17)	12.02	0.57	0.67	0.66	0.88	38	47
12-31-2016	12.25	0.09	(0.02)	0.07	(0.20)	—	(0.20)	12.12	0.57	0.64 [3]	0.64 [3]	0.76	41	71
Series II
12-31-2020	12.08	0.14	0.27	0.41	(0.19)	—	(0.19)	12.30	3.39	0.91	0.91	1.10	29	38
12-31-2019	11.88	0.13	0.25	0.38	(0.18)	—	(0.18)	12.08	3.18	0.91	0.91	1.05	23	54
12-31-2018	12.02	0.13	(0.05)	0.08	(0.22)	—	(0.22)	11.88	0.64	0.88	0.87	1.05	26	28
12-31-2017	12.13	0.08	(0.04)	0.04	(0.15)	—	(0.15)	12.02	0.37	0.87	0.86	0.68	28	47
12-31-2016	12.25	0.07	(0.01)	0.06	(0.18)	—	(0.18)	12.13	0.45	0.84 [3]	0.84 [3]	0.56	33	71
Series NAV
12-31-2020	12.07	0.17	0.27	0.44	(0.22)	—	(0.22)	12.29	3.65	0.66	0.66	1.35	131	38
12-31-2019	11.87	0.16	0.25	0.41	(0.21)	—	(0.21)	12.07	3.44	0.66	0.66	1.30	120	54
12-31-2018	12.02	0.15	(0.05)	0.10	(0.25)	—	(0.25)	11.87	0.89	0.63	0.62	1.28	115	28
12-31-2017	12.12	0.11	(0.03)	0.08	(0.18)	—	(0.18)	12.02	0.62	0.62	0.61	0.93	237	47
12-31-2016	12.25	0.10	(0.02)	0.08	(0.21)	—	(0.21)	12.12	0.62	0.59 [3]	0.59 [3]	0.81	251	71
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Includes reimbursement for overbilling of custody expenses in prior years of 0.02%.
The accompanying notes are an integral part of the financial statements.
61

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Strategic Income Opportunities Trust
Series I
12-31-2020	13.52	0.35	0.80	1.15	(0.23)	—	(0.23)	14.44	8.59	0.76	0.76	2.54	333	73
12-31-2019	12.53	0.40	0.96	1.36	(0.37)	—	(0.37)	13.52	10.91	0.76	0.76	3.03	361	95
12-31-2018	13.72	0.49	(1.17)	(0.68)	(0.51)	—	(0.51)	12.53	(5.03)	0.74	0.73	3.63	371	61
12-31-2017	13.41	0.46	0.29	0.75	(0.44)	—	(0.44)	13.72	5.59	0.73	0.73	3.36	477	40
12-31-2016	13.07	0.40	0.27	0.67	(0.33)	—	(0.33)	13.41	5.12	0.72 [3]	0.71 [3]	2.95	473	42
Series II
12-31-2020	13.56	0.32	0.80	1.12	(0.21)	—	(0.21)	14.47	8.36	0.96	0.96	2.34	38	73
12-31-2019	12.56	0.38	0.97	1.35	(0.35)	—	(0.35)	13.56	10.75	0.96	0.96	2.83	36	95
12-31-2018	13.76	0.46	(1.18)	(0.72)	(0.48)	—	(0.48)	12.56	(5.29)	0.94	0.93	3.43	36	61
12-31-2017	13.45	0.44	0.28	0.72	(0.41)	—	(0.41)	13.76	5.37	0.93	0.93	3.16	45	40
12-31-2016	13.10	0.37	0.28	0.65	(0.30)	—	(0.30)	13.45	4.98	0.92 [3]	0.91 [3]	2.74	46	42
Series NAV
12-31-2020	13.48	0.35	0.80	1.15	(0.24)	—	(0.24)	14.39	8.60	0.71	0.71	2.59	87	73
12-31-2019	12.49	0.41	0.96	1.37	(0.38)	—	(0.38)	13.48	11.00	0.71	0.71	3.08	80	95
12-31-2018	13.68	0.49	(1.16)	(0.67)	(0.52)	—	(0.52)	12.49	(5.00)	0.69	0.68	3.68	79	61
12-31-2017	13.37	0.47	0.28	0.75	(0.44)	—	(0.44)	13.68	5.66	0.68	0.68	3.42	96	40
12-31-2016	13.03	0.40	0.27	0.67	(0.33)	—	(0.33)	13.37	5.19	0.67 [3]	0.66 [3]	2.98	66	42
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Includes reimbursement for overbilling of custody expenses in prior years of 0.02%.
Total Bond Market Trust
Series I
12-31-2020	10.39	0.21	0.54	0.75	(0.25)	—	(0.25)	10.89	7.23	0.57	0.30	1.93	389	40
12-31-2019	9.82	0.26	0.55	0.81	(0.24)	—	(0.24)	10.39	8.24	0.57	0.30	2.49	311	36
12-31-2018	10.11	0.25	(0.27)	(0.02)	(0.27)	—	(0.27)	9.82	(0.19)	0.57	0.30	2.57	256	22
12-31-2017	10.08	0.24	0.08	0.32	(0.29)	—	(0.29)	10.11	3.18	0.57	0.30	2.39	247	46
12-31-2016	10.11	0.25	(0.01)	0.24	(0.27)	—	(0.27)	10.08	2.39	0.56	0.30	2.38	227	58
Series II
12-31-2020	10.40	0.19	0.55	0.74	(0.23)	—	(0.23)	10.91	7.11	0.77	0.50	1.73	81	40
12-31-2019	9.83	0.24	0.55	0.79	(0.22)	—	(0.22)	10.40	8.02	0.77	0.50	2.29	57	36
12-31-2018	10.13	0.23	(0.28)	(0.05)	(0.25)	—	(0.25)	9.83	(0.49)	0.77	0.50	2.37	57	22
12-31-2017	10.09	0.23	0.08	0.31	(0.27)	—	(0.27)	10.13	3.08	0.77	0.50	2.19	61	46
12-31-2016	10.12	0.23	(0.01)	0.22	(0.25)	—	(0.25)	10.09	2.19	0.76	0.50	2.18	73	58
Series NAV
12-31-2020	10.38	0.22	0.54	0.76	(0.25)	—	(0.25)	10.89	7.39	0.52	0.25	1.99	329	40
12-31-2019	9.81	0.26	0.55	0.81	(0.24)	—	(0.24)	10.38	8.30	0.52	0.25	2.54	271	36
12-31-2018	10.11	0.26	(0.29)	(0.03)	(0.27)	—	(0.27)	9.81	(0.24)	0.52	0.25	2.62	252	22
12-31-2017	10.07	0.26	0.08	0.34	(0.30)	—	(0.30)	10.11	3.34	0.52	0.25	2.45	264	46
12-31-2016	10.10	0.25	— [3]	0.25	(0.28)	—	(0.28)	10.07	2.45	0.51	0.25	2.43	280	58
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Less than $0.005 per share.
The accompanying notes are an integral part of the financial statements.
62

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Ultra Short Term Bond Trust
Series I
12-31-2020	11.51	0.14	0.03	0.17	(0.22)	—	(0.22)	11.46	1.47	0.67	0.60	1.21	15	71
12-31-2019	11.37	0.23	0.12	0.35	(0.21)	—	(0.21)	11.51	3.12	0.67	0.62	2.02	12	64
12-31-2018	11.41	0.16	— [3]	0.16	(0.20)	—	(0.20)	11.37	1.40	0.68	0.65	1.42	12	59
12-31-2017	11.52	0.09	(0.01)	0.08	(0.19)	—	(0.19)	11.41	0.66	0.66	0.65	0.82	11	53
12-31-2016	11.64	0.05	0.01	0.06	(0.18)	—	(0.18)	11.52	0.52	0.65	0.64	0.43	12	86
Series II
12-31-2020	11.51	0.12	0.03	0.15	(0.20)	—	(0.20)	11.46	1.28	0.87	0.80	1.02	255	71
12-31-2019	11.37	0.21	0.12	0.33	(0.19)	—	(0.19)	11.51	2.91	0.87	0.82	1.82	234	64
12-31-2018	11.41	0.14	— [3]	0.14	(0.18)	—	(0.18)	11.37	1.19	0.88	0.85	1.21	193	59
12-31-2017	11.52	0.07	(0.02)	0.05	(0.16)	—	(0.16)	11.41	0.46	0.86	0.85	0.62	205	53
12-31-2016	11.64	0.03	0.01	0.04	(0.16)	—	(0.16)	11.52	0.32	0.85	0.84	0.23	268	86
Series NAV
12-31-2020	11.51	0.15	0.04	0.19	(0.23)	—	(0.23)	11.47	1.61	0.62	0.55	1.27	34	71
12-31-2019	11.38	0.24	0.11	0.35	(0.22)	—	(0.22)	11.51	3.08	0.62	0.57	2.07	31	64
12-31-2018	11.41	0.17	— [3]	0.17	(0.20)	—	(0.20)	11.38	1.53	0.63	0.60	1.46	31	59
12-31-2017	11.53	0.10	(0.03)	0.07	(0.19)	—	(0.19)	11.41	0.62	0.61	0.60	0.89	29	53
12-31-2016	11.64	0.06	0.02	0.08	(0.19)	—	(0.19)	11.53	0.66	0.60	0.59	0.48	17	86
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Less than $0.005 per share.
The accompanying notes are an integral part of the financial statements.
63

John Hancock Variable Insurance Trust
Notes to financial statements

1.  Organization
John Hancock Variable Insurance Trust (the Trust) is a no-load, open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, eleven of which are presented in this report (the portfolios).
The portfolios may offer multiple classes of shares: Series I, Series II, and Series NAV. The shares currently offered by each portfolio are shown on the Statements of assets and liabilities. Shares of the portfolios are presently offered only to certain affiliates of John Hancock Variable Trust Advisers LLC (the Advisor) and Manulife Financial Corporation except in the case of the Core Bond Trust, Select Bond Trust and Strategic Income Opportunities Trust. Series II and Series NAV of Core Bond Trust, Series II of Select Bond Trust and Series II and Series NAV of Strategic Income Opportunities Trust are also offered to variable insurance products of external insurance companies. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, for each class may differ.
Prior to February 28, 2020, Opportunistic Fixed Income Trust was known as Global Bond Trust.
2.  Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios' Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Debt obligations typically are valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
Securities held by Money Market Trust are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the portfolio. The portfolio seeks to maintain a constant NAV per share of $1.00, but there can be no assurance that it will be able to do so.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios' Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the portfolios' Pricing Committee, following procedures established by the Board of Trustees. The portfolios use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or
64

Significant accounting policies, continued

issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios' investments as of December 31, 2020, by major security category or type:
	Total value at 12-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Active Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$245,660,508	—	$245,660,508	—
Foreign government obligations	4,563,539	—	4,563,539	—
Corporate bonds	365,284,726	—	365,284,726	—
Capital preferred securities	1,445,338	—	1,445,338	—
Municipal bonds	4,652,035	—	4,652,035	—
Collateralized mortgage obligations	51,665,167	—	51,665,167	—
Asset backed securities	47,749,163	—	47,749,163	—
Common stocks	55,182	$55,182	—	—
Preferred securities	1,155,679	976,183	179,496	—
Short-term investments	94,773,927	85,191,927	9,582,000	—
Total investments in securities	$817,005,264	$86,223,292	$730,781,972	—

Core Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$561,964,678	—	$561,964,678	—
Foreign government obligations	12,654,919	—	12,654,919	—
Corporate bonds	336,767,728	—	336,767,728	—
Municipal bonds	4,795,598	—	4,795,598	—
Collateralized mortgage obligations	80,311,395	—	80,311,395	—
Asset backed securities	106,637,155	—	106,637,155	—
Short-term investments	32,417,946	$32,417,946	—	—
Total investments in securities	$1,135,549,419	$32,417,946	$1,103,131,473	—

High Yield Trust
Investments in securities:
Assets
Foreign government obligations	$1,345,227	—	$1,345,227	—
Corporate bonds	162,983,756	—	162,983,756	—
Convertible bonds	2,664,878	—	2,664,878	—
Term loans	11,044,976	—	11,044,976	—
Asset backed securities	8,707,515	—	8,707,515	—
Common stocks	1,296,733	$1,267,736	—	$28,997
Preferred securities	2,020,879	1,486,416	—	534,463
Short-term investments	5,594,350	5,594,350	—	—
Total investments in securities	$195,658,314	$8,348,502	$186,746,352	$563,460
Derivatives:
Assets
Futures	$25,363	$25,363	—	—
Forward foreign currency contracts	28,465	—	$28,465	—
Swap contracts	40,882	—	40,882	—
Liabilities
Forward foreign currency contracts	(15,591)	—	(15,591)	—
Swap contracts	(59,800)	—	(59,800)	—

Investment Quality Bond Trust
Investments in securities:
Assets
65

Significant accounting policies, continued

	Total value at 12-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investment Quality Bond Trust (continued)
U.S. Government and Agency obligations	$151,709,815	—	$151,709,815	—
Foreign government obligations	7,291,991	—	7,291,991	—
Corporate bonds	92,991,709	—	92,991,709	—
Municipal bonds	6,126,647	—	6,126,647	—
Term loans	8,384,496	—	8,384,496	—
Collateralized mortgage obligations	38,945,349	—	38,945,349	—
Asset backed securities	20,808,053	—	20,808,053	—
Common stocks	7,606	—	7,606	—
Short-term investments	13,528,347	$1,125,357	12,402,990	—
Total investments in securities	$339,794,013	$1,125,357	$338,668,656	—
Derivatives:
Assets
Futures	$179,480	$179,480	—	—
Forward foreign currency contracts	1,070	—	$1,070	—
Swap contracts	408,760	—	408,760	—
Liabilities
Futures	(10,776)	(10,776)	—	—
Forward foreign currency contracts	(61,702)	—	(61,702)	—
Swap contracts	(1,268,781)	—	(1,268,781)	—

Money Market Trust
Investments in securities:
Assets
U.S. Government	$560,597,687	—	$560,597,687	—
U.S. Government Agency	1,581,046,287	—	1,581,046,287	—
Repurchase agreement	264,900,000	—	264,900,000	—
Total investments in securities	$2,406,543,974	—	$2,406,543,974	—

Opportunistic Fixed Income Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$2,829,127	—	$2,829,127	—
Foreign government obligations	91,558,344	—	91,558,344	—
Corporate bonds	34,874,226	—	34,874,226	—
Convertible bonds	2,700,574	—	2,700,574	—
Municipal bonds	7,527,665	—	7,527,665	—
Term loans	16,248,626	—	16,248,626	—
Collateralized mortgage obligations	16,390,376	—	16,390,376	—
Asset backed securities	10,555,970	—	10,555,970	—
Common stocks	124,225	$124,225	—	—
Preferred securities	37,654	37,654	—	—
Exchange-traded funds	9,184,243	9,184,243	—	—
Purchased options	42,513	—	42,513	—
Short-term investments	2,081,560	2,081,560	—	—
Total investments in securities	$194,155,103	$11,427,682	$182,727,421	—
Derivatives:
Assets
Futures	$100,962	$100,962	—	—
Forward foreign currency contracts	678,890	—	$678,890	—
Swap contracts	2,400,987	—	2,400,987	—
Liabilities
Futures	(174,973)	(174,973)	—	—
Forward foreign currency contracts	(726,094)	—	(726,094)	—
66

Significant accounting policies, continued

	Total value at 12-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Opportunistic Fixed Income Trust (continued)
Swap contracts	$(2,896,811)	—	$(2,896,811)	—

Select Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$2,786,786,295	—	$2,786,786,295	—
Foreign government obligations	39,234,950	—	39,234,950	—
Corporate bonds	3,161,265,684	—	3,161,265,684	—
Municipal bonds	187,159,003	—	187,159,003	—
Collateralized mortgage obligations	592,202,395	—	592,202,395	—
Asset backed securities	903,408,689	—	903,408,689	—
Common stocks	1,295,752	$1,295,752	—	—
Preferred securities	7,878,525	7,878,525	—	—
Short-term investments	277,018,540	13,200,540	263,818,000	—
Total investments in securities	$7,956,249,833	$22,374,817	$7,933,875,016	—

Short Term Government Income Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$179,670,326	—	$179,670,326	—
Municipal bonds	8,525,820	—	8,525,820	—
Collateralized mortgage obligations	3,176,731	—	3,176,731	—
Short-term investments	1,987,000	—	1,987,000	—
Total investments in securities	$193,359,877	—	$193,359,877	—

Strategic Income Opportunities Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$33,097,577	—	$33,097,577	—
Foreign government obligations	86,245,678	—	86,245,678	—
Corporate bonds	260,543,317	—	260,543,317	—
Convertible bonds	13,590,619	—	13,590,619	—
Capital preferred securities	5,711,458	—	5,711,458	—
Collateralized mortgage obligations	6,733,882	—	6,733,882	—
Asset backed securities	11,567,024	—	11,567,024	—
Common stocks	11,653,573	$11,653,573	—	—
Preferred securities	19,936,311	16,906,650	3,029,661	—
Purchased options	8,951	—	8,951	—
Short-term investments	4,712,409	2,919,409	1,793,000	—
Total investments in securities	$453,800,799	$31,479,632	$422,321,167	—
Derivatives:
Assets
Futures	$162,098	$162,098	—	—
Forward foreign currency contracts	9,430,703	—	$9,430,703	—
Liabilities
Futures	(21,547)	(21,547)	—	—
Forward foreign currency contracts	(9,320,053)	—	(9,320,053)	—
Written options	(387,665)	—	(387,665)	—

Total Bond Market Trust
Investments in securities:
Assets
67

Significant accounting policies, continued

	Total value at 12-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Total Bond Market Trust (continued)
U.S. Government and Agency obligations	$519,412,764	—	$519,412,764	—
Foreign government obligations	9,596,830	—	9,596,830	—
Corporate bonds	230,118,258	—	230,118,258	—
Municipal bonds	5,713,140	—	5,713,140	—
Collateralized mortgage obligations	18,815,377	—	18,815,377	—
Asset backed securities	206,892	—	206,892	—
Short-term investments	62,741,570	$62,741,570	—	—
Total investments in securities	$846,604,831	$62,741,570	$783,863,261	—

Ultra Short Term Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$3,389,609	—	$3,389,609	—
Corporate bonds	164,225,499	—	164,225,499	—
Municipal bonds	2,029,800	—	2,029,800	—
Collateralized mortgage obligations	4,371,105	—	4,371,105	—
Asset backed securities	82,744,078	—	82,744,078	—
Short-term investments	45,450,568	$2,952,414	42,498,154	—
Total investments in securities	$302,210,659	$2,952,414	$299,258,245	—
Repurchase agreements. The portfolios may enter into repurchase agreements. When the portfolios enter into a repurchase agreement, they receive collateral that is held in a segregated account by the portfolios' custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the portfolios. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the portfolio for repurchase agreements is disclosed in the Portfolios of investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statements of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
In a reverse repurchase agreement, the portfolios deliver a security, as collateral, in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The portfolios are entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. There were no open reverse repurchase agreement contracts at December 31, 2020.
The average borrowings by the portfolio and the weighted average interest rate for the period the portfolio entered into reverse repurchase agreements were as follows:
Portfolio	Average Borrowings	Weighted average annual interest rate
Opportunistic Fixed Income Trust	$12,093,174	(0.16%)
When-issued/delayed-delivery securities. The portfolios may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a portfolio enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues until settlement takes place. At the time that the portfolio enters into this type of transaction, the portfolio is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or increase in the value of securities sold prior to settlement date.
As a result, the portfolios have received the following amount of cash collateral from certain counterparties to these transactions which is recorded as a Payable for collateral on sale commitments:
Portfolio	Counterparty	Collateral Paid/ (Received)
Core Bond Trust	Citigroup, Inc.	$(85,000)
	Goldman Sachs Group, Inc	(260,000)
	Morgan Stanley Capital Services LLC	(120,000)
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Significant accounting policies, continued

Portfolio	Counterparty	Collateral Paid/ (Received)
	Total	$(465,000)
Securities sold short. The portfolios may make short sales of securities or maintain a short position, provided that at all times when a short position is open a portfolio owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short (a short sale “against-the-box”).
In addition, the portfolios may also sell a security they do not own in anticipation of a decline in the market value of that security (a short sale “not against-the-box”). To complete such a transaction, a portfolio must borrow the security to make delivery to the buyer. The portfolio is then obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the portfolio. Until the security is replaced, the portfolio is required to pay the lender any dividends or interest that accrues during the period of the loan. To borrow the security, the portfolio also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.
Until a portfolio replaces a borrowed security, it will maintain cash or other liquid assets at such a level that will equal the current value of the security sold short; and will not be less than the market value of the security at the time it was sold short. A portfolio will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the portfolio replaced the borrowed security. The portfolio will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the portfolio may be required to pay in connection with a short sale.
Interest or short dividend expense relates to a portfolios' liability with respect to short sale transactions by the portfolios. Interest or short dividend expense is recorded as incurred.
Sale-Buybacks. Certain portfolios may enter into financing transactions referred to as sale-buybacks, which are governed by the terms of the MRA. A sale-buyback transaction consists of a sale of a security by a portfolio to counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon repurchase value of the securities to be repurchased by the portfolio are reflected as a liability on the Statements of Assets and Liabilities. The portfolio will recognize income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the price drop. A price drop consists of the foregone interest and inflationary income adjustments, if any, the portfolio would have otherwise received had the security not been sold along with negotiated financing terms. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by the portfolio to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, the portfolio may receive a fee for use of the security by the counterparty, which may result in income to the portfolio. The average borrowings by the portfolio and the weighted average interest rate for the period the portfolio entered into sale-buybacks were as follows:
Portfolio	Average Borrowing	Weighted average interest rate
Opportunistic Fixed Income Trust	$34,696	(1.64%)
Term loans (Floating rate loans). The portfolios may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The portfolios' ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The portfolios' failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the portfolios' income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the portfolios and, if the portfolios' exposure to such investments is substantial, it could impair the portfolios' ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the portfolios may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.
Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the portfolios may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the portfolios may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.
Mortgage and asset backed securities. The portfolios may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other
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asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the portfolios having to reinvest the proceeds in lower yielding securities, effectively reducing the portfolios' income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the portfolios' cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The portfolios are also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Payment-in-kind bonds. The portfolios may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. Income on these securities is computed at the contractual rate specified and is added to the principal balance of the bond. This income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, the portfolios may need to sell other investments to make distributions.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
During the year ended December 31, 2020, Core Bond Trust realized gains of $20,256 on the disposal of investments not meeting the portfolio’s respective investment guidelines.
Securities lending. The portfolios may lend their securities to earn additional income. The portfolios receive collateral from the borrower in an amount not less than the market value of the loaned securities. The portfolios will invest their cash collateral in JHCT, an affiliate of the portfolios, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. Each portfolio will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The portfolios have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the portfolios for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the portfolios could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The portfolios receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the portfolios is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.
Obligations to repay collateral received by the portfolios are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the values of securities loaned by the portfolios and the corresponding cash collateral received at December 31, 2020:
Portfolio	Market value of securities on loan	Cash collateral received
Active Bond Trust	$2,432,314	$2,487,843
Core Bond Trust	2,299,246	2,349,325
High Yield Trust	3,129,679	3,211,770
Investment Quality Bond Trust	1,073,027	1,123,020
Opportunistic Fixed Income Trust	55,908	57,029
Select Bond Trust	12,891,503	13,161,961
Strategic Income Opportunities Trust	2,858,225	2,919,799
Total Bond Market Trust	2,584,156	2,671,787
Ultra Short Term Bond Trust	101,865	104,000
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
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Foreign taxes. The portfolios may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the portfolios' understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the portfolios as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios' custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. Effective June 25, 2020, the portfolios and other affiliated funds, excluding Core Bond Trust, have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $850 million, subject to asset coverage and other limitations as specified in the agreement. Each participating portfolio paid an upfront fee in connection with this line of credit agreement, which is charged based on a combination of fixed and asset-based allocations and amortized over 365 days. Prior to June 25, 2020, the portfolios and other affiliated funds had a similar agreement that enabled them to participate in a $750 million unsecured committed line of credit.
Core Bond Trust and other affiliated funds have entered into an unsecured $50 million line of credit agreement with BNP Paribas. Subject to the needs of other affiliated funds, Core Bond Trust can borrow up to the $50 million, subject to asset coverage and other limitations as specified in the agreement.
A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statements of operations. For the year ended December 31, 2020, the portfolios had no borrowings under the line of credit.
Commitment fees, including upfront fees, for the year ended December 31, 2020 were as follows:
Portfolio	Commitment fee
Active Bond Trust	$7,252
Core Bond Trust	11,742
High Yield Trust	4,970
Investment Quality Bond Trust	5,255
Money Market Trust	14,122
Opportunistic Fixed Income Trust	4,974
Portfolio	Commitment fee
Select Bond Trust	$34,836
Short Term Government Income Trust	5,040
Strategic Income Opportunities Trust	6,011
Total Bond Market Trust	7,374
Ultra Short Term Bond Trust	5,440

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of December 31, 2020, certain portfolios have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforwards available as of December 31, 2020:
	No Expiration Date
Portfolio	Short Term	Long Term
High Yield Trust	$2,459,230	$61,556,259
Short Term Government Income Trust	3,473,689	21,310,457
Strategic Income Opportunities Trust	9,319,694	182,038
Total Bond Market Trust	—	3,335,099
Ultra Short Term Bond Trust	6,280,453	14,388,831
As of December 31, 2020, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on December 31, 2020, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Active Bond Trust	$770,613,247	$54,053,234	$(7,661,217)	$46,392,017
Core Bond Trust	1,109,533,173	28,568,154	(2,551,908)	26,016,246
High Yield Trust	200,322,806	13,048,956	(17,694,129)	(4,645,173)
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Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Investment Quality Bond Trust	$324,147,233	$16,796,165	$(1,901,334)	$14,894,831
Money Market Trust	2,406,543,974	—	—	—
Opportunistic Fixed Income Trust	190,827,557	4,506,114	(1,795,607)	2,710,507
Select Bond Trust	7,577,892,815	418,064,952	(39,707,934)	378,357,018
Short Term Government Income Trust	190,458,547	4,597,847	(1,696,517)	2,901,330
Strategic Income Opportunities Trust	433,167,822	23,977,223	(3,480,710)	20,496,513
Total Bond Market Trust	794,149,725	58,127,378	(5,672,272)	52,455,106
Ultra Short Term Bond Trust	301,711,447	1,420,865	(921,653)	499,212
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends from net investment income, if any, at least annually with the exception of Money Market Trust, which declares dividends daily and pays monthly from net investment income, if any. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the year ended December 31, 2020 was as follows:
Portfolio	Ordinary Income
Active Bond Trust	$21,690,626
Core Bond Trust	24,010,179
High Yield Trust	11,541,511
Investment Quality Bond Trust	5,870,926
Money Market Trust	6,248,183
Opportunistic Fixed Income Trust	7,213,744
Select Bond Trust	228,624,680
Short Term Government Income Trust	3,332,044
Strategic Income Opportunities Trust	7,282,853
Total Bond Market Trust	17,831,026
Ultra Short Term Bond Trust	5,442,483
The tax character of distributions for the year ended December 31, 2019 was as follows:
Portfolio	Ordinary Income
Active Bond Trust	$19,608,495
Core Bond Trust	26,389,413
High Yield Trust	10,800,119
Investment Quality Bond Trust	6,302,378
Money Market Trust	37,611,219
Opportunistic Fixed Income Trust	12,898,516
Select Bond Trust	217,399,715
Short Term Government Income Trust	3,058,259
Strategic Income Opportunities Trust	13,087,272
Total Bond Market Trust	14,578,524
Ultra Short Term Bond Trust	4,378,511
Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of December 31, 2020, the components of distributable earnings on a tax basis were as follows:
Portfolio	Undistributed Ordinary Income	Undistributed Long Term Capital Gains
Active Bond Trust	$19,245,036	$776,265
Core Bond Trust	52,140,722	1,544,077
High Yield Trust	4,194,332	—
Investment Quality Bond Trust	9,278,357	—
Money Market Trust	49,862	—
Opportunistic Fixed Income Trust	13,911,688	—
Select Bond Trust	128,841,102	—
Short Term Government Income Trust	1,537,806	—
Strategic Income Opportunities Trust	14,901,434	—
Total Bond Market Trust	7,966,668	—
Ultra Short Term Bond Trust	1,970,498	—
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Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios' financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to straddle loss deferrals, foreign currency transactions, derivative transactions, amortization and accretion on debt securities, wash sale loss deferrals and contingent payment debt instruments.
3.  Derivative instruments
The portfolios may invest in derivatives in order to meet their investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the portfolios are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The portfolios attempt to reduce their exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of their OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the portfolios may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the portfolios, if any, are held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the portfolios and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the portfolios, if any, for OTC transactions is held in a segregated account at the portfolios' custodian and is noted in the accompanying portfolio of investments, or if cash is posted, on the Statements of assets and liabilities. The portfolios' risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a portfolio than OTC transactions. The exchange or clearinghouse stands between the portfolios and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Centrally-cleared swap contracts are subject to clearinghouse rules, including initial and variation margin requirements, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the potential insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral or margin requirements for centrally-cleared derivatives are set by the broker or applicable clearinghouse. Margin for centrally-cleared transactions is detailed in the Statements of assets and liabilities as Receivable/Payable for centrally-cleared swaps. Securities pledged by the portfolios for centrally-cleared transactions, if any, are identified in the Portfolio of investments.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects the portfolios to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the portfolios to unlimited risk of loss.
Upon entering into a futures contract, the portfolio is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by a portfolio is detailed in the Statements of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the portfolios, if any, are identified in the Portfolios of investments. Subsequent payments, referred to as variation margin, are made or received by a portfolio periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the portfolio. Receivable/Payable for futures variation margin is included in the Statements of assets and liabilities. When the contract is closed, a portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The following table details how the portfolios used futures contracts during the year ended December 31, 2020. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
Active Bond Trust	To manage against changes in interest rates and manage duration of the portfolio. At December 31, 2020, there were no open futures contracts.	Up to $13.2 million
High Yield Trust	To manage against changes in interest rates, gain exposure to certain bond markets and manage duration of the portfolio.	$10.2 million to $13.2 million
Investment Quality Bond Trust	To manage against changes in interest rates, gain exposure to certain bond markets and manage duration of the portfolio.	$11.8 million to $43.8 million
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Portfolio	Reason	USD Notional range
Opportunistic Fixed Income Trust	To manage against changes in interest rates, gain exposure to certain bond markets and manage duration of the portfolio.	$34.9 million to $124.9 million
Select Bond Trust	To manage duration of the portfolio. At December 31, 2020, there were no open futures contracts.	Up to $272.1 million
Short Term Government Income Trust	To manage duration of the portfolio. At December 31, 2020, there were no open futures contracts.	Up to $8.6 million
Strategic Income Opportunities Trust	To manage duration of the portfolio.	$1.4 million to $79.6 million
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the portfolios thereby reducing the portfolios' total return, and the potential for losses in excess of the amounts recognized on the Statements of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the portfolio as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
The following table details how the portfolios used forward foreign currency contracts during the year ended December 31, 2020. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
High Yield Trust	To manage against changes in foreign currency exchange rates and to gain exposure to foreign currencies.	$1.1 million to $3.5 million
Investment Quality Bond Trust	To manage against changes in foreign currency exchange rates and to gain exposure to foreign currencies.	$2.4 million to $10.2 million
Opportunistic Fixed Income Trust	To manage against changes in foreign currency exchange rates and to gain exposure to foreign currencies.	$162.4 million to $210.4 million
Strategic Income Opportunities Trust	To manage against changes in foreign currency exchange rates.	$152.6 million to $526.3 million
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the portfolios' exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the portfolios' exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statements of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
When a portfolio purchases an option, the premium paid is included in the Portfolio of investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, a portfolio realizes a loss equal to the cost of the option. If a portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If a portfolio enters into a closing sale transaction, it realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When a portfolio writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by a portfolio.
The following table details how the portfolios used purchased options contracts during the year ended December 31, 2020. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	Market value range
High Yield Trust	To gain exposure to certain securities and manage against changes in certain securities markets. At December 31, 2020, there were no open purchased options contracts.	Up to $29,000
Investment Quality Bond Trust	To gain exposure to the bond market and foreign currency, manage against anticipated currency exchange rates and interest rate changes, and manage duration of the portfolio. At December 31, 2020, there were no open purchased options contacts.	Up to $51,000
Opportunistic Fixed Income Trust	To gain exposure to the bond market and foreign currency, manage against anticipated currency exchange rates and interest rate changes, manage duration of the portfolio.	Up to $348,000
Strategic Income Opportunities Trust	To manage against changes in foreign currency exchange rates.	$9,000 to $300,000
The following table details how the portfolios used written options contracts during the year ended December 31, 2020. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	Market value range
High Yield Trust	To gain exposure to certain securities, to manage against changes in certain securities markets, and to generate potential income from options premiums. At December 31, 2020, there were no open written options contracts.	Up to $17,000
74

Derivative instruments, continued

Portfolio	Reason	Market value range
Opportunistic Fixed Income Trust	To gain exposure to the bond market and foreign currency, manage against anticipated currency exchange rates and interest rate changes, manage duration of the portfolio. At December 31, 2020, there were no open written options contracts.	Up to $356,000
Strategic Income Opportunities Trust	To manage against changes in foreign currency exchange rates.	Up to $388,000
An interest rate swaption is an option to enter into an interest rate swap. A credit default swaption is an option to enter into a credit default swap. Inflation floors (OTC) are instruments where in return for a premium, one party agrees to make payments to the other to the extent that the interest rate exceeds a specified rate (based on the Consumer Price Index or other designated measure), or “floor.” Inflation caps (OTC) are instruments where in return for a premium, one party agrees to make payments to the other to the extent that the interest rate exceeds a specified rate (based on the Consumer Price Index or other designated measure), or “cap.” An interest rate floor is an over-the-counter investment instrument designed to protect lenders of adjustable or floating-rate securities from losses due to falling interest rates. An interest rate floor seller pays a buyer when the indexed interest rate falls below the floors’ strike rate, thus hedging against losses on falling rates. Fundamentally, interest rate floors are put options placed on a floating-rate index.
Swaps. Swap agreements are agreements between the portfolio and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.
Upfront payments made/received by the portfolios, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the portfolios is recorded as realized gain or loss, as well as the net periodic payments received or paid by the portfolios.
Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The portfolios may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.
Interest rate swaps. Interest rate swaps represent an agreement between the portfolio and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The portfolios settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.
The following table details how the portfolios used interest rate swaps contracts during the year ended December 31, 2020. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
Investment Quality Bond Trust	To manage against changes in interest rates and to manage duration of the portfolio.	$14.3 million to $31.0 million
Opportunistic Fixed Income Trust	To manage against changes in interest rates and to manage duration of the portfolio.	$13.9 million to $300.0 million
Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The portfolios may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the portfolios may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.
Credit default swaps — Buyer
The following table details how the portfolios used credit default swap contracts as a buyer during the year ended December 31, 2020. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
Investment Quality Bond Trust	To manage against potential credit events.	Up to $4.7 million
Opportunistic Fixed Income Trust	To manage against potential credit events.	$22.7 million to $95.0 million
Credit default swaps — Seller
Implied credit spreads are utilized in determining the market value of CDS agreements in which the portfolio is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.
For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. A deterioration of the referenced entity’s creditworthiness would indicate a greater likelihood of a credit event occurring and result in increasing market values, in absolute terms when compared to the notional amount of the swap. The maximum potential amount of future payments (undiscounted) that the portfolio as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.
The following table details how the portfolios used credit default swap contracts as a seller during the year ended December 31, 2020. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
75

Derivative instruments, continued

Portfolio	Reason	USD Notional range
High Yield Trust	To gain credit exposure to an issuer or index.	Up to $1.3 million
Investment Quality Bond Trust	To gain credit exposure to an issuer or index.	$4.8 million to $10.4 million
Opportunistic Fixed Income Trust	To gain credit exposure to an issuer or index.	$10.0 million to $28.1 million
Currency swaps. A currency swap is an agreement between the portfolio and a counterparty to exchange cash flows based on the notional difference among two or more currencies.
The following table details how the portfolios used currency swap contracts during the year ended December 31, 2020. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
Opportunistic Fixed Income Trust	To gain exposure to foreign currencies. At December 31, 2020, there were no open currency swap contracts.	Up to $4.6 million
Total Return Swaps. The portfolios may enter into total return swap contracts to obtain synthetic exposure to a specific reference asset or index without owning, taking physical custody of, or short selling the underlying assets. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer. To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. A portfolio may enter into total return swaps in which it may act as either the Buyer or the Seller. Total return swap contracts are subject to the risk associated with the investment in the underlying reference asset or index. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference asset or index.
The following table details how the portfolios used total return swaps during the year ended December 31, 2020. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
Opportunistic Fixed Income Trust	To gain exposure to a security or market without investing directly in such security or market and to exchange the risk/return of one market with another.	$3.7 million to $34.5 million
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the portfolios at December 31, 2020 by risk category:
Portfolio	Risk	Statements of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
High Yield Trust	Interest rate	Receivable/payable for futures variation margin[1]	Futures	$25,363	—
	Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	28,465	$(15,591)
	Credit	Swap contracts, at value[2]	Credit default swaps	40,882	(59,800)
				$94,710	$(75,391)
Investment Quality Bond Trust	Interest rate	Receivable/payable for futures variation margin[1]	Futures	$179,480	$(10,776)
	Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	1,070	(61,702)
	Credit	Swap contracts, at value[2]	Credit default swaps	—	(1,258,979)
	Interest rate	Swap contracts, at value[2]	Interest rate swaps	408,760	(9,802)
				$589,310	$(1,341,259)
Opportunistic Fixed Income Trust	Interest rate	Receivable/payable for futures variation margin[1]	Futures	$100,962	$(174,973)
	Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	678,890	(726,094)
	Interest rate	Unaffiliated investments, at value[3]	Purchased options	42,513	—
	Credit	Swap contracts, at value[2]	Credit default swaps	1,470,169	(1,833,843)
	Interest rate	Swap contracts, at value	Total return swaps	301,823	(586,079)
	Interest rate	Swap contracts, at value[2]	Interest rate swaps	628,995	(476,889)
				$3,223,352	$(3,797,878)
76

Derivative instruments, continued

Portfolio	Risk	Statements of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Strategic Income Opportunities Trust	Interest rate	Receivable/payable for futures variation margin[1]	Futures	$162,098	$(21,547)
	Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	9,430,703	(9,320,053)
	Currency	Unaffiliated investments, at value[3]	Purchased options	8,951	—
	Currency	Written options, at value	Written options	—	(387,665)
				$9,601,752	$(9,729,265)

[1]	Reflects cumulative appreciation/depreciation on futures as disclosed in the Portfolios of investments. Only the year end variation margin is separately disclosed on the Statements of assets and liabilities.
[2]	Reflects cumulative value of swap contracts. Receivable/payable for centrally cleared swaps, which includes value and margin, are shown separately on the Statements of assets and liabilities.
[3]	Purchased options are included in the Portfolios of investments.
For financial reporting purposes, the portfolios do not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statements of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the portfolio and the applicable counterparty. The tables below reflect the portfolios' exposure to OTC derivative transactions and exposure to counterparties subject to an ISDA:
OTC Financial Instruments	Asset	Liability
Opportunistic Fixed Income Trust
Forward foreign currency contracts	$678,890	$(726,094)
Swap contracts	1,803,880	(2,315,787)
Purchased options	42,513	—
Totals	$2,525,283	$(3,041,881)
Strategic Income Opportunities Trust
Forward foreign currency contracts	$9,430,703	$(9,320,053)
Purchased options	$8,951	—
Written Options	—	(387,665)
Totals	$9,439,654	$(9,707,718)
Opportunistic Fixed Income Trust
Counterparty	Total Market Value of OTC Derivatives	Collateral Posted by Counterparty[1]	Collateral Posted by Portfolio[1]	Net Exposure
Bank of America Corp.	$12,226	—	—	$12,226
Bank of America, N.A.	83,070	—	—	83,070
Barclays Bank PLC	(92,434)	—	—	(92,434)
Citibank, N.A.	(207,720)	—	$207,720	—
Goldman Sachs International	(551,771)	—	182,000	(369,771)
JPMorgan Chase Bank, N.A.	264,816	—	—	264,816
Morgan Stanley & Co. International PLC	(24,785)	—	24,785	—
Totals	$(516,598)	—	$414,505	$(102,093)
[1] Reflects collateral posted by the counterparty or posted by the portfolio, excluding any excess collateral amounts.
Counterparty	Total Market Value of OTC Derivatives	Collateral Posted by Counterparty[1]	Collateral Posted by Portfolio[1]	Net Exposure

Strategic Income Opportunities Trust

Australia and New Zealand Banking Group Limited	$(609,587)	—	$560,000	$(49,587)
Bank of America, N.A.	(2,753)	—	—	(2,753)
Bank of Montreal	(2,573)	—	—	(2,753)
Canadian Imperial Bank of Commerce	152,095	$152,095	—	—
Citibank, N.A.	(307,102)	—	260,000	(47,102)
Goldman Sachs International	1,122,618	280,000	—	842,618
HSBC Bank USA, N.A.	119,730	—	—	119,730
JPMorgan Chase Bank, N.A.	681,694	656,535	—	25,159
Morgan Stanley Capital Services LLC	(449,770)	—	280,000	(169,770)
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Derivative instruments, continued

Counterparty	Total Market Value of OTC Derivatives	Collateral Posted by Counterparty[1]	Collateral Posted by Portfolio[1]	Net Exposure
National Australia Bank Ltd.	$(123,190)	—	—	(123,190)
Royal Bank of Canada	(338,382)	—	$260,000	(78,382)
Standard Chartered Bank	(27,937)	—	—	(27,937)
State Street Bank and Trust Company	307	$307	—	—
The Toronto-Dominion Bank	(128,449)	—	—	(128,449)
UBS AG	(354,765)	—	320,000	(34,765)
Totals	$(268,064)	$1,088,937	$1,680,000	$322,999
[1] Reflects collateral posted by the counterparty or posted by the portfolio, excluding any excess collateral amounts.
Effect of derivative instruments on the Statements of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended December 31, 2020:
		Statements of operations location - Net realized gain (loss) on:
Portfolio	Risk	Unaffiliated investments and foreign currency transactions[1]	Futures contracts	Forward foreign currency contracts	Written options	Swap contracts	Total
Active Bond Trust	Interest rate	—	$(200,294)	—	—	—	$(200,294)
	Total	—	$(200,294)	—	—	—	$(200,294)
High Yield Trust	Interest rate	—	$296,905	—	—	—	$296,905
	Currency	—	—	$(66,327)	—	—	(66,327)
	Credit	$(29,072)	—	—	$(989,831)	$205,451	(813,452)
	Total	$(29,072)	$296,905	$(66,327)	$(989,831)	$205,451	$(582,874)
Investment Quality Bond Trust	Interest rate	—	—	—	—	$(5,249,401)	$(5,249,401)
	Currency	—	—	$149,183	—	—	149,183
	Credit	—	—	—	—	92,281	92,281
	Equity	—	$(208,450)	—	—	—	(208,450)
	Total	—	$(208,450)	$149,183	—	$(5,157,120)	$(5,216,387)
Opportunistic Fixed Income Trust	Interest rate	$(17,300)	$544,647	—	$94,956	$667,949	$1,290,252
	Currency	7,701	—	$(3,484,630)	37,878	(159,159)	(3,598,210)
	Credit	—	—	—	9,231	(2,400,709)	(2,391,478)
	Total	$(9,599)	$544,647	$(3,484,630)	$142,065	$(1,891,919)	$(4,699,436)
Select Bond Trust	Equity	—	$(94,452)	—	—	—	$(94,452)
	Total	—	$(94,452)	—	—	—	$(94,452)
Short Term Government Income Trust	Interest rate	—	$136,016	—	—	—	$136,016
	Total	—	$136,016	—	—	—	$136,016
Strategic Income Opportunities Trust	Interest rate	—	$761,092	—	—	—	$761,092
	Currency	$525,022	—	$3,487,035	$180,427	—	4,192,484
	Total	$525,022	$761,092	$3,487,035	$180,427	—	$4,953,576

[1]	Realized gain/loss associated with purchased options is included in this caption on the Statements of operations.
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended December 31, 2020:
		Statements of operations location - Change in net unrealized appreciation (depreciation) of:
Portfolio	Risk	Unaffiliated investments and translation of assets and liabilities in foreign currencies[1]	Futures contracts	Forward foreign currency contracts	Written options	Swap contracts	Total
High Yield Trust	Interest rate	—	$24,400	—	—	—	$24,400
	Currency	—	—	$(21,938)	—	—	(21,938)
	Credit	—	—	—	—	$88,836	88,836
	Total	—	$24,400	$(21,938)	—	$88,836	$91,298
78

Derivative instruments, continued

		Statements of operations location - Change in net unrealized appreciation (depreciation) of:
Portfolio	Risk	Unaffiliated investments and translation of assets and liabilities in foreign currencies[1]	Futures contracts	Forward foreign currency contracts	Written options	Swap contracts	Total
Investment Quality Bond Trust	Interest rate	$(14,422)	$207,386	—	—	$2,474,120	$2,667,084
	Currency	—	—	$64,183	—	—	64,183
	Credit	—	—	—	—	(562,109)	(562,109)
	Total	$(14,422)	$207,386	$64,183	—	$1,912,011	$2,169,158
Opportunistic Fixed Income Trust	Interest rate	$(184,196)	$(204,173)	—	$50,896	$528,421	$190,948
	Currency	(7,178)	—	$(589,506)	(25,048)	(67,858)	(689,590)
	Credit	—	—	—	(4,356)	690,490	686,134
	Total	$(191,374)	$(204,173)	$(589,506)	$21,492	$1,151,053	$187,492
Short Term Government Income Trust	Interest rate	—	$3,671	—	—	—	$3,671
	Total	—	$3,671	—	—	—	$3,671
Strategic Income Opportunities Trust	Interest rate	—	$137,820	—	—	—	$137,820
	Currency	$137,673	—	$1,336,690	$(117,047)	—	1,357,316
	Total	$137,673	$137,820	$1,336,690	$(117,047)	—	$1,495,136

[1]	Change in unrealized appreciation/depreciation associated with purchased options is included in this caption on the Statement of operations.
4.  Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
5.  Fees and transactions with affiliates
John Hancock Variable Trust Advisers LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Distributors, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.
Management fee. Under an investment management agreement, the portfolios pay a daily management fee to the Advisor based on the net assets of the respective portfolio or aggregate net assets, which include the nets assets of the respective portfolio and the net assets of a similar portfolio of John Hancock Funds II (JHF II) unless otherwise noted. JHF II portfolios are advised by John Hancock Investment Management LLC, an affiliate of the Advisor, and are distributed by an affiliate of the Advisor, John Hancock Investment Management Distributors LLC. The annual rate for each portfolio is as follows:
•  Active Bond Trust — a) 0.60% of the first $2.5 billion of average net assets; b) 0.575% of average net assets between $2.5 billion and $5.0 billion; and c) 0.55% of the excess over $5.0 billion of average net assets.
•  Core Bond Trust — a) 0.69% of the first $200 million of aggregate net assets; b) 0.64% of the next $200 million of aggregate net assets; c) 0.570% of the next $600 million of aggregate net assets; d) 0.56% of the next $1 billion of aggregate net assets; and e) 0.55% of the excess over $2 billion of aggregate net assets.
•  High Yield Trust— a) 0.70% of the first $500 million of aggregate net assets and b) 0.65% of the excess over $500 million of aggregate net assets.
•  Investment Quality Bond Trust— a) 0.60% of the first $500 million of average net assets and b) 0.55% of the excess over $500 million of average net assets.
•  Money Market Trust — a) 0.50% of the first $500 million of aggregate net assets; b) 0.425% of the next $250 million aggregate net assets; c) 0.375% of the next $250 million aggregate net assets; d) 0.35% of the next $500 million aggregate net assets; e) 0.325% of the next $500 million aggregate net assets; f) 0.30% of the next $500 million aggregate net assets; and g) 0.275% of the excess over $2.5 billion of aggregate net assets. Aggregate net assets include net assets of the portfolio and Money Market Fund, a series of John Hancock Current Interest.
•  Opportunistic Fixed Income Trust — a) 0.65% of the first $1 billion of aggregate net assets and b) 0.625% of the excess over $1 billion of aggregate net assets. Prior to July 1, 2020, management fee was 0.650% on aggregate net assets. Prior to February 28, 2020, management fee was a) 0.70% of the first $1 billion of aggregate net assets and b) 0.65% of the excess over $1 billion of aggregate net assets.
•  Select Bond Trust — a) 0.65% of the first $500 million of average net assets; b) 0.60% of the next $1 billion of average net assets; c) 0.575% of the next $1 billion of average net assets; d) 0.55% of the next $7.5 billion of average net assets; and e) 0.525% of the excess over $10 billion of average net assets.
•  Short Term Government Income Trust— a) 0.57% of the first $250 million of aggregate net assets and b) 0.55% of the excess over $250 million of aggregate net assets.
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Fees and transactions with affiliates, continued

•   Strategic Income Opportunities Trust— a) 0.70% of the first $500 million of aggregate net assets; b) 0.65% of the next $3 billion of aggregate net assets; c) 0.60% of the next $4 billion of aggregate net assets; d) 0.59% of the next $4.5 billion of aggregate net assets; and e) 0.575% of the excess over $12 billion of aggregate net assets. Aggregate net assets include the net assets of the portfolio, Strategic Income Opportunities Fund, a series of JHF II, and Strategic Income Opportunities Fund, a subfund of Maunlife Investment Management I PLC.
•  Total Bond Market Trust — a) 0.47% of the first $1.5 billion of average net assets and b) 0.46% of the excess over $1.5 billion of average net assets.
•  Ultra Short Term Bond Trust— a) 0.55% of the first $250 million of average net assets and b) 0.53% of the excess over $250 million of average net assets.
The organizations described below act as the subadvisors to the Trust and its portfolios pursuant to Subadvisory Agreements with the Advisor. The portfolios’ management is allocated among the following managers.
Portfolio	Subadvisor(s)
Active Bond Trust Money Market Trust Select Bond Trust Short Term Government Income Trust Strategic Income Opportunities Trust Total Bond Market Trust Ultra Short Term Bond Trust	Manulife Investment Management (US) LLC [1]
Investment Quality Bond Trust Opportunistic Fixed Income Trust	Wellington Management Company LLP[2]
Core Bond Trust	Wells Capital Management, Incorporated
High Yield Trust	Western Asset Management Company LLC, (Sub-Subadvisor is Western Asset Management Company Limited)
1 An affiliate of the Advisor.
2 Effective February 28, 2020, Wellington Management Company LLP replaced Pacific Investment Management Company LLC as subadvisor for Opportunistic Fixed Income Trust.
The portfolios are not responsible for payment of the subadvisory fees.
Expense reimbursements. The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the portfolios (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each portfolio. During the year ended December 31, 2020, this waiver amounted to 0.01% of the portfolios’ average net assets. This agreement expires on July 31, 2022, unless renewed by mutual agreement of the Portfolios and the advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive its management fee on Money Market Trust and Total Bond Market Trust in an amount so that the annual operating expenses do not exceed 0.28% and 0.25%, respectively, of the portfolio’s average net assets. This waiver includes all expenses except taxes, brokerage commissions, interest expense, short dividends, acquired fund fees, class-specific expenses, borrowing costs, prime brokerage fees, litigation and indemnification expenses and extraordinary expenses not incurred in the ordinary course of the portfolio’s business. This agreement expires on April 30, 2022, unless renewed by mutual agreement of the advisor and the portfolio based upon a determination that this is appropriate under the circumstances at that time.
The Advisor voluntarily agreed to waive a portion of its management fee if certain expenses of the portfolios exceed 0.15% of average net assets for each of the portfolios with the exception of Total Bond Market Trust. Expenses excluded from this waiver are taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio’s business, management fees, Rule 12b-1 fees, underlying fund expenses and short dividends. This expense reduction will continue in effect until terminated by the Advisor.
The Advisor has voluntarily agreed to waive its management fees by 0.02% of the average daily net assets of Opportunistic Fixed Income Trust and Select Bond Trust. This voluntary advisory fee waivers may be terminated at any time by the Adviser upon notice to the Trust.
The Advisor has voluntarily agreed to waive its management fees by 0.06% of the average daily net assets of Ultra Short Term Bond Trust. This voluntary advisory fee waivers may be terminated at any time by the Adviser upon notice to the Trust.
The Advisor has voluntarily agreed to waive and/or reimburse all class-specific expenses for Series I and Series II shares of the Select Bond Trust to the extent they exceed 0.04% and 0.24%, respectively, of average net assets on an annualized basis attributable to the class (the class expense waiver). This voluntary class specific waiver may be terminated at any time by the Adviser upon notice to the Trust.
The Advisor and Distributor have voluntarily agreed to waive a portion of their fees (including, but not limited to, Rule 12b-1 fees) and/or reimburse certain expenses to the extent necessary to assist Money Market Trust in attempting to achieve a positive yield. These fee waivers and/or expense reimbursements are voluntary and may be amended or terminated at any time by the Advisor upon notice to the Trust.
For the year ended December 31, 2020, the expense reductions described above amounted to the following:
	Expense reimbursement by class
Portfolio	Series I	Series II	Series NAV	Total
Active Bond Trust	$2,591	$10,226	$39,498	$52,315
Core Bond Trust	6,594	5,893	60,547	73,034
High Yield Trust	4,422	3,231	5,680	13,333
Investment Quality Bond Trust	9,634	5,333	3,159	18,126
Money Market Trust	3,639,936	348,146	757,529	4,745,611
Opportunistic Fixed Income Trust	20,817	37,079	65,953	123,849
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Fees and transactions with affiliates, continued

	Expense reimbursement by class
Portfolio	Series I	Series II	Series NAV	Total
Select Bond Trust	$61,827	161,188	1,889,033	2,112,048
Short Term Government Income Trust	2,448	2,116	9,071	13,635
Strategic Income Opportunities Trust	23,524	2,443	5,728	31,695
Total Bond Market Trust	1,005,778	195,136	784,127	1,985,041
Ultra Short Term Bond Trust	8,784	166,190	22,242	197,216
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended December 31, 2020, were equivalent to a net annual effective rate of the portfolios' average daily net assets as follows:
Portfolio	Net Annual Effective Rate
Active Bond Trust	0.59%
Core Bond Trust	0.56%
High Yield Trust	0.69%
Investment Quality Bond Trust	0.59%
Money Market Trust	0.18%
Opportunistic Fixed Income Trust	0.59%
Portfolio	Net Annual Effective Rate
Select Bond Trust	0.54%
Short Term Government Income Trust	0.56%
Strategic Income Opportunities Trust	0.63%
Total Bond Market Trust	0.20%
Ultra Short Term Bond Trust	0.48%

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended December 31, 2020, amounted to an annual rate of 0.02% of the portfolios' average daily net assets.
Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios' shares:
Class	Rule 12b-1 Fee
Series I	0.15%
Series II	0.35%
Currently, only 0.05% for Series I shares and 0.25% for Series ll shares are charged for Rule 12b-1 fees.
Distribution and service fees for the year ended December 31, 2020 were:
	Distribution and service fees by class
Portfolio	Series l	Series ll	Total
Active Bond Trust	$ 18,227	$ 359,088	$377,315
Core Bond Trust	46,387	207,133	253,520
High Yield Trust	30,951	113,043	143,994
Investment Quality Bond Trust	67,634	187,094	254,728
Money Market Trust	898,838	272,198	1,171,036
Opportunistic Fixed Income Trust	15,545	139,294	154,839
Select Bond Trust	83,247	1,087,407	1,170,654
Short Term Government Income Trust	17,270	74,925	92,195
Strategic Income Opportunities Trust	165,043	85,546	250,589
Total Bond Market Trust	187,637	181,986	369,623
Ultra Short Term Bond Trust	6,542	619,118	625,660
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the portfolios, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the portfolios to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statements of operations. The portfolios' activity in this program during the period for which loans were outstanding was as follows:
Portfolio	Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Investment Quality Bond Trust	Lender	$11,250,000	8	0.665%	$1,664
Opportunistic Fixed Income Trust	Lender	3,380,175	9	0.881%	744
Select Bond Trust	Lender	22,947,355	4	0.613%	1,562
Strategic Income Opportunities Trust	Lender	3,300,000	1	0.525%	48
Ultra Short Term Bond Trust	Lender	3,100,000	1	0.525%	45
81

6.  Portfolio share transactions
Transactions in portfolios' shares for the years ended December 31, 2020 and 2019 were as follows:
Active Bond Trust	Year Ended 12-31-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	377,811	$3,840,908	443,190	$4,269,026
Distributions reinvested	104,161	1,058,278	103,253	1,014,926
Repurchased	(802,352)	(8,129,546)	(600,489)	(5,870,245)
Net decrease	(320,380)	$(3,230,360)	(54,046)	$(586,293)
Series II shares
Sold	3,298,924	$33,951,838	1,423,067	$13,779,400
Distributions reinvested	392,040	3,994,890	368,544	3,630,983
Repurchased	(3,489,948)	(35,089,999)	(2,236,904)	(21,756,772)
Net increase (decrease)	201,016	$2,856,729	(445,293)	$(4,346,389)
Series NAV shares
Sold	2,374,872	$24,106,386	7,742,798	$75,677,894
Distributions reinvested	1,635,935	16,637,458	1,520,860	14,962,586
Repurchased	(5,180,050)	(52,470,087)	(8,423,085)	(82,281,959)
Net increase (decrease)	(1,169,243)	$(11,726,243)	840,573	$8,358,521
Total net increase (decrease)	(1,288,607)	$(12,099,874)	341,234	$3,425,839
Core Bond Trust	Year Ended 12-31-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	484,277	$6,839,341	298,918	$3,994,595
Distributions reinvested	151,668	2,137,004	163,908	2,209,044
Repurchased	(960,187)	(13,426,171)	(984,562)	(13,025,999)
Net decrease	(324,242)	$(4,449,826)	(521,736)	$(6,822,360)
Series II shares
Sold	923,227	$12,973,086	552,245	$7,291,609
Distributions reinvested	126,519	1,780,118	133,071	1,791,244
Repurchased	(1,079,957)	(15,037,578)	(1,112,227)	(14,691,367)
Net decrease	(30,211)	$(284,374)	(426,911)	$(5,608,514)
Series NAV shares
Sold	5,352,084	$75,771,073	2,690,512	$35,537,554
Distributions reinvested	1,433,171	20,093,057	1,669,669	22,389,125
Repurchased	(14,344,082)	(194,467,672)	(6,065,489)	(80,532,204)
Net decrease	(7,558,827)	$(98,603,542)	(1,705,308)	$(22,605,525)
Total net decrease	(7,913,280)	$(103,337,742)	(2,653,955)	$(35,036,399)
High Yield Trust	Year Ended 12-31-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,124,470	$5,613,642	1,277,787	$6,682,917
Distributions reinvested	770,368	3,851,840	691,407	3,590,513
Repurchased	(2,379,389)	(12,036,465)	(3,063,488)	(15,921,735)
Net decrease	(484,551)	$(2,570,983)	(1,094,294)	$(5,648,305)
Series II shares
Sold	993,567	$5,156,969	1,182,155	$6,366,871
Distributions reinvested	511,298	2,622,957	488,298	2,598,299
Repurchased	(2,334,900)	(12,126,379)	(2,165,652)	(11,685,088)
Net decrease	(830,035)	$(4,346,453)	(495,199)	$(2,719,918)
Series NAV shares
Sold	3,036,613	$14,769,315	2,498,998	$12,952,105
Distributions reinvested	1,031,917	5,066,715	902,099	4,611,307
Repurchased	(4,274,403)	(21,555,690)	(3,575,125)	(18,612,670)
Net decrease	(205,873)	$(1,719,660)	(174,028)	$(1,049,258)
Total net decrease	(1,520,459)	$(8,637,096)	(1,763,521)	$(9,417,481)
82

Portfolio share transactions, continued

Investment Quality Bond Trust	Year Ended 12-31-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,444,120	$17,484,546	877,858	$9,874,202
Distributions reinvested	264,036	3,163,148	304,122	3,473,749
Repurchased	(2,236,762)	(26,125,785)	(1,599,465)	(18,016,062)
Net decrease	(528,606)	$(5,478,091)	(417,485)	$(4,668,111)
Series II shares
Sold	1,240,005	$14,914,036	920,736	$10,392,357
Distributions reinvested	135,600	1,625,848	151,753	1,734,722
Repurchased	(1,490,545)	(17,469,317)	(1,068,678)	(12,046,959)
Net increase (decrease)	(114,940)	$(929,433)	3,811	$80,120
Series NAV shares
Sold	1,060,742	$12,533,806	1,723,174	$19,202,117
Distributions reinvested	90,690	1,081,930	96,142	1,093,907
Repurchased	(1,175,521)	(13,945,204)	(1,893,322)	(21,273,231)
Net decrease	(24,089)	$(329,468)	(74,006)	$(977,207)
Total net decrease	(667,635)	$(6,736,992)	(487,680)	$(5,565,198)
Money Market Trust	Year Ended 12-31-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	913,281,032	$913,281,032	252,377,297	$252,377,298
Distributions reinvested	4,603,713	4,603,713	27,201,669	27,201,669
Repurchased	(502,746,109)	(502,746,109)	(274,483,039)	(274,483,039)
Net increase	415,138,636	$415,138,636	5,095,927	$5,095,928
Series II shares
Sold	1,357,271	$1,357,273	598,085	$598,085
Distributions reinvested	280,623	280,622	2,231,111	2,231,111
Repurchased	(21,886,914)	(21,886,914)	(23,249,095)	(23,249,096)
Net decrease	(20,249,020)	$(20,249,019)	(20,419,899)	$(20,419,900)
Series NAV shares
Sold	346,735,235	$346,735,235	181,750,848	$181,750,848
Distributions reinvested	1,363,842	1,363,842	8,178,439	8,178,439
Repurchased	(270,734,541)	(270,734,541)	(244,110,889)	(244,110,890)
Net increase (decrease)	77,364,536	$77,364,536	(54,181,602)	$(54,181,603)
Total net increase (decrease)	472,254,152	$472,254,153	(69,505,574)	$(69,505,575)
Opportunistic Fixed Income Trust	Year Ended 12-31-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	180,426	$2,320,461	131,664	$1,649,134
Distributions reinvested	90,762	1,186,256	161,781	1,985,047
Repurchased	(387,972)	(5,012,361)	(385,137)	(4,836,133)
Net decrease	(116,784)	$(1,505,644)	(91,692)	$(1,201,952)
Series II shares
Sold	541,474	$7,135,933	477,711	$5,889,359
Distributions reinvested	163,005	2,097,869	320,219	3,874,649
Repurchased	(1,226,900)	(15,106,497)	(935,548)	(11,539,474)
Net decrease	(522,421)	$(5,872,695)	(137,618)	$(1,775,466)
Series NAV shares
Sold	1,389,078	$18,244,137	760,056	$9,506,870
Distributions reinvested	301,814	3,929,619	576,008	7,038,820
Repurchased	(2,478,638)	(31,050,688)	(1,429,617)	(17,851,789)
Net decrease	(787,746)	$(8,876,932)	(93,553)	$(1,306,099)
Total net decrease	(1,426,951)	$(16,255,271)	(322,863)	$(4,283,517)
Select Bond Trust	Year Ended 12-31-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,837,289	$26,888,465	1,126,039	$15,318,567
Distributions reinvested	353,421	5,078,662	322,636	4,470,724
Repurchased	(2,672,067)	(37,636,685)	(2,011,055)	(27,507,151)
Net decrease	(481,357)	$(5,669,558)	(562,380)	$(7,717,860)
83

Portfolio share transactions, continued

Select Bond Trust, Cont'd	Year Ended 12-31-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series II shares
Sold	21,572,760	$309,340,365	4,360,892	$59,546,402
Distributions reinvested	821,481	11,829,321	729,850	10,125,346
Repurchased	(23,161,295)	(332,138,240)	(13,890,862)	(186,207,363)
Net decrease	(767,054)	$(10,968,554)	(8,800,120)	$(116,535,615)
Series NAV shares
Sold	38,729,754	$563,616,117	21,277,312	$288,168,352
Distributions reinvested	14,743,503	211,716,697	14,648,773	202,803,645
Repurchased	(117,881,934)	(1,638,492,092)	(56,889,710)	(782,002,421)
Net decrease	(64,408,677)	$(863,159,278)	(20,963,625)	$(291,030,424)
Total net decrease	(65,657,088)	$(879,797,390)	(30,326,125)	$(415,283,899)
Short Term Government Income Trust	Year Ended 12-31-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	891,254	$11,053,867	784,249	$9,516,771
Distributions reinvested	47,820	586,755	50,414	610,855
Repurchased	(1,196,993)	(14,761,294)	(786,739)	(9,516,178)
Net increase (decrease)	(257,919)	$(3,120,672)	47,924	$611,448
Series II shares
Sold	2,060,581	$25,499,697	610,751	$7,337,942
Distributions reinvested	37,388	459,125	27,732	336,286
Repurchased	(1,611,679)	(19,982,613)	(916,540)	(11,022,217)
Net increase (decrease)	486,290	$5,976,209	(278,057)	$(3,347,989)
Series NAV shares
Sold	2,452,147	$30,378,810	1,640,592	$19,782,748
Distributions reinvested	186,321	2,286,164	174,251	2,111,118
Repurchased	(1,852,254)	(22,927,906)	(1,564,781)	(18,873,482)
Net increase	786,214	$9,737,068	250,062	$3,020,384
Total net increase	1,014,585	$12,592,605	19,929	$283,843
Strategic Income Opportunities Trust	Year Ended 12-31-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,246,259	$17,242,252	1,650,757	$22,108,267
Distributions reinvested	385,734	5,373,280	741,211	9,957,393
Repurchased	(5,248,378)	(70,202,164)	(5,352,151)	(71,064,530)
Net decrease	(3,616,385)	$(47,586,632)	(2,960,183)	$(38,998,870)
Series II shares
Sold	326,428	$4,549,357	203,440	$2,713,908
Distributions reinvested	36,497	509,859	68,114	916,822
Repurchased	(442,161)	(5,901,876)	(463,032)	(6,197,040)
Net decrease	(79,236)	$(842,660)	(191,478)	$(2,566,310)
Series NAV shares
Sold	451,481	$6,245,267	405,494	$5,365,552
Distributions reinvested	100,844	1,399,714	165,289	2,213,057
Repurchased	(413,451)	(5,554,616)	(1,001,678)	(13,231,467)
Net increase (decrease)	138,874	$2,090,365	(430,895)	$(5,652,858)
Total net decrease	(3,556,747)	$(46,338,927)	(3,582,556)	$(47,218,038)
Total Bond Market Trust	Year Ended 12-31-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	10,439,481	$113,757,910	6,338,391	$65,057,429
Distributions reinvested	846,667	9,152,472	676,418	7,065,437
Repurchased	(5,510,706)	(59,795,492)	(3,130,075)	(32,087,677)
Net increase	5,775,442	$63,114,890	3,884,734	$40,035,189
Series II shares
Sold	4,117,759	$44,648,520	1,510,385	$15,511,191
Distributions reinvested	151,099	1,636,397	117,012	1,224,623
Repurchased	(2,398,056)	(25,986,110)	(1,934,892)	(19,794,666)
Net increase (decrease)	1,870,802	$20,298,807	(307,495)	$(3,058,852)
84

Portfolio share transactions, continued

Total Bond Market Trust, Cont'd	Year Ended 12-31-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	8,502,670	$92,540,560	3,539,564	$36,107,979
Distributions reinvested	651,448	7,042,157	602,316	6,288,464
Repurchased	(5,037,829)	(54,353,963)	(3,747,704)	(38,828,697)
Net increase	4,116,289	$45,228,754	394,176	$3,567,746
Total net increase	11,762,533	$128,642,451	3,971,415	$40,544,083
Ultra Short Term Bond Trust	Year Ended 12-31-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,094,958	$12,620,460	1,153,621	$13,355,599
Distributions reinvested	21,925	251,265	16,559	190,668
Repurchased	(873,030)	(10,117,045)	(1,168,839)	(13,532,443)
Net increase	243,853	$2,754,680	1,341	$13,824
Series II shares
Sold	12,634,587	$145,807,629	10,740,669	$124,012,832
Distributions reinvested	394,546	4,521,502	307,126	3,535,618
Repurchased	(11,082,158)	(127,761,657)	(7,734,345)	(89,111,847)
Net increase	1,946,975	$22,567,474	3,313,450	$38,436,603
Series NAV shares
Sold	892,871	$10,288,662	1,707,750	$19,584,700
Distributions reinvested	58,439	669,716	56,612	652,225
Repurchased	(634,001)	(7,331,244)	(1,799,543)	(20,894,159)
Net increase (decrease)	317,309	$3,627,134	(35,181)	$(657,234)
Total net increase	2,508,137	$28,949,288	3,279,610	$37,793,193
Affiliates of the Trust owned 100% of shares of the portfolios, with the exception of Core Bond Trust, Select Bond Trust and Strategic Income Opportunities Trust. For Core Bond Trust, affiliates owned 96.87% and 99.93% of Series II and Series NAV shares, respectively. For Select Bond Trust, affiliates owned 99.93% of Series II shares. For Strategic Income Opportunities Trust, affiliates owned 92.60% and 99.53% of Series II and Series NAV shares, respectively, on December 31, 2020. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
7.  Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the year ended December 31, 2020:
	Purchases		Sales
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
Active Bond Trust	$207,098,328	$512,564,409	$264,001,620	$485,189,023
Core Bond Trust	2,604,049,950	1,155,475,269	2,646,472,916	1,274,006,448
High Yield Trust	—	175,092,049	—	182,704,085
Investment Quality Bond Trust	47,895,654	117,726,975	49,458,663	120,508,403
Opportunistic Fixed Income Trust	215,789,856	425,007,277	244,172,514	443,407,639
Select Bond Trust	4,873,307,744	3,927,884,122	5,219,130,616	4,638,485,687
Short Term Government Income Trust	33,678,905	71,745,511	40,337,254	30,681,121
Strategic Income Opportunities Trust	12,406,520	302,327,764	27,787,018	318,819,466
Total Bond Market Trust	93,747,070	291,632,891	56,399,453	226,105,068
Ultra Short Term Bond Trust	—	172,760,344	23,000,000	137,170,723
8.  Investment in affiliated underlying funds
Certain portfolios may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Active Bond Trust
John Hancock Collateral Trust*	249,710	$8,396,803	$111,218,174	$(117,130,200)	$13,638	$205	$61,995	—	$2,498,620
Core Bond Trust
85

Investment in affiliated underlying funds, continued

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	234,172	$10,362,959	$190,136,015	$(198,165,115)	$9,573	$(286)	$37,096	—	$2,343,146
High Yield Trust
John Hancock Collateral Trust*	320,664	$15,941,751	$49,720,716	$(62,454,602)	$(275)	$1,003	$44,286	—	$3,208,593
Investment Quality Bond Trust
John Hancock Collateral Trust*	112,467	$1,765,533	$24,782,753	$(25,425,778)	$2,848	$1	$9,415	—	$1,125,357
Opportunistic Fixed Income Trust
John Hancock Collateral Trust*	5,683	—	$6,760,821	$(6,703,713)	$(234)	$(5)	$2,018	—	$56,869
Select Bond Trust
John Hancock Collateral Trust*	1,319,249	$190,322,173	$1,522,789,946	$(1,699,992,179)	$80,448	$152	$340,936	—	$13,200,540
Short Term Government Income Trust
John Hancock Collateral Trust*	—	—	$29,496,500	$(29,500,577)	$4,077	—	$3,816	—	—
Strategic Income Opportunities Trust
John Hancock Collateral Trust*	291,763	$4,054,538	$46,577,229	$(47,711,135)	$(1,150)	$(73)	$14,603	—	$2,919,409
Total Bond Market Trust
John Hancock Collateral Trust*	269,742	$6,884,643	$106,747,093	$(110,964,636)	$31,564	$398	$81,690	—	$2,699,062
Ultra Short Term Bond Trust
John Hancock Collateral Trust*	10,394	$3,347,366	$42,926,768	$(46,175,304)	$5,157	$13	$11,107	—	$104,000
*	Refer to the Securities lending note within Note 2 for details regarding this investment.
9.  Investment by affiliated funds
Certain investors in the portfolios are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the portfolios for the purpose of exercising management or control; however, this investment may represent a significant portion of the portfolios' net assets. The following fund(s) had an affiliate ownership of 5% or more of the portfolios' net assets:
Portfolio	Affiliated Concentration
Core Bond Trust	57.3%
Select Bond Trust	91.6%
10.  Interfund trading
The portfolios are permitted to purchase or sell securities from or to certain other affiliated funds, as set forth in Rule 17a-7 of the 1940 Act, under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the portfolios from or to another fund that is or could be considered an affiliate complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended December 31, 2020, the portfolios engaged in securities purchases and sales with affiliated funds, some of which have different fiscal reporting periods, as follows:
Portfolio	Purchases	Sales
Active Bond Trust	$-	$13,015,270
Opportunistic Fixed Income Trust	-	48,724,815
Select Bond Trust	-	624,895,062
11.  Restricted securities
The portfolios may hold restricted securities which are restricted as to resale and the portfolios have limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at December 31, 2020:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
High Yield Trust
KCAD Holdings I, Ltd.	3-21-11	$1,353,651	165,553,563	—	—	165,553,563	0.0%*	$166
MWO Holdings LLC	8-30-16	438,156	445	—	—	445	0.0%*	3,369
86

Restricted securities, continued

Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
New Cotai, Inc., Class B	4-12-13	—	3	—	—	3	0.0%	—
								$3,535
*	Less than 0.05%.
12.  LIBOR discontinuation risk
LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR after 2021. This event will likely cause LIBOR to cease to be published. Before then, it is expected that market participants will transition to the use of different reference or benchmark rates. However, although regulators have suggested alternative rates, there is currently no definitive information regarding the future utilization of LIBOR or of any replacement rate.
It is uncertain what impact the discontinuation of LIBOR will have on the use of LIBOR as a reference rate for securities in which the portfolios invest. It is expected that market participants will amend financial instruments referencing LIBOR to include fallback provisions and other measures that contemplate the discontinuation of LIBOR or other similar market disruption events, but neither the effect of the transition process nor the viability of such measures is known. In addition, there are obstacles to converting certain longer term securities and transactions to a new benchmark or benchmarks and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined. As market participants transition away from LIBOR, LIBOR’s usefulness may deteriorate, which could occur prior to the end of 2021. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR’s deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.
13.  Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect portfolio performance.
14.  New accounting pronouncement
In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the potential impact of ASU 2020-04 to the financial statements.
87

John Hancock Variable Insurance Trust

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of John Hancock Variable Insurance Trust and Shareholders of Active Bond Trust, Core Bond Trust, High Yield Trust, Investment Quality Bond Trust, Money Market Trust, Opportunistic Fixed Income Trust, Select Bond Trust, Short Term Government Income Trust, Strategic Income Opportunities Trust, Total Bond Market Trust and Ultra Short Term Bond Trust
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the summary portfolios of investments, of Active Bond Trust, Core Bond Trust, High Yield Trust, Investment Quality Bond Trust, Money Market Trust, Opportunistic Fixed Income Trust, Select Bond Trust, Short Term Government Income Trust, Strategic Income Opportunities Trust, Total Bond Market Trust and Ultra Short Term Bond Trust (eleven of the funds constituting John Hancock Variable Insurance Trust, hereafter collectively referred to as the "Funds") as of December 31, 2020, the related statements of operations for the year ended December 31, 2020, the statements of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2020 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodian, transfer agents, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 22, 2021
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
88

John Hancock Variable Insurance Trust

Trustees and officers information

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

INDEPENDENT TRUSTEES

Name, Year of Birth	Position with the Trust[1]	Principal Occupation(s) and Other Directorships During Past Five Years
Hassell H. McClellan Born: 1945	Trustee (since 2005) and Chairperson of the Board (since 2017)
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.

Charles L. Bardelis[2] Born: 1941	Trustee (since 1988)	Director, Island Commuter Corp. (marine transport). Trustee of various trusts within the John Hancock Fund Complex (since 1988).
James R. Boyle Born: 1959	Trustee (since 2015)
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014–2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014–July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999–2012); Chairman and Director, John Hancock Investment Management LLC, John Hancock Investment Management Distributors LLC, and John Hancock Variable Trust Advisers LLC (2005–2010). Trustee of various trusts within the John Hancock Fund Complex (2005–2014 and since 2015).

Peter S. Burgess[2] Born: 1942	Trustee (since 2005)
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010–2016); Director, PMA Capital Corporation (2004–2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).

William H. Cunningham Born: 1944	Trustee (since 2012)
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009–2014). Trustee of various trusts within the John Hancock Fund Complex (since 1986).

Grace K. Fey Born: 1946	Trustee (since 2008)
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

Deborah C. Jackson Born: 1952	Trustee (since 2012)
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Amwell Corporation (since 2020); Board of Directors, Massachusetts Women’s Forum (2018–2020); Board of Directors, National Association of Corporate Directors/New England (2015–2020); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (2014–2017); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

89

John Hancock Variable Insurance Trust

Trustees and officers information

Name, Year of Birth	Position with the Trust[1]	Principal Occupation(s) and Other Directorships During Past Five Years
James M. Oates[2] Born: 1946	Trustee (since 2004)
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000–2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River Bancorp (1998–2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2004) and Chairperson of the Board (2005–2016) of various trusts within the John Hancock Fund Complex.

Steven R. Pruchansky Born: 1944	Trustee and Vice Chairperson of the Board (since 2012)
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014–2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014–2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011–2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.

Frances G. Rathke[2,3] Born: 1960	Trustee (since 2020)
Director, Northern New England Energy Corporation (since 2017); Director, Audit Committee Chair and Compensation Committee Member, Green Mountain Power Corporation (since 2016); Director, Treasurer and Finance & Audit Committee Chair, Flynn Center for Performing Arts (since 2016); Director, Audit Committee Chair and Compensation Committee Member, Planet Fitness (since 2016); Director, Citizen Cider, Inc. (high-end hard cider and hard seltzer company) (since 2016); Chief Financial Officer and Treasurer, Keurig Green Mountain, Inc. (2003–retired 2015); Independent Financial Consultant, Frances Rathke Consulting (strategic and financial consulting services) (2001–2003); Chief Financial Officer and Secretary, Ben & Jerry’s Homemade, Inc. (1989–2000, including prior positions); Senior Manager, Coopers & Lybrand, LLC (independent public accounting firm) (1982–1989). Trustee of various trusts within the John Hancock Fund Complex (since 2020).

Gregory A. Russo Born: 1949	Trustee (since 2012)
Director and Audit Committee Chairman (2012–2020), and Member, Audit Committee and Finance Committee (2011–2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012–2018), and Finance Committee Chairman (2014–2018), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986–1992); Director, Treasurer and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

90

John Hancock Variable Insurance Trust

Trustees and officers information

Non-Independent Trustees4

Name, Year of Birth	Position with the Trust[1]	Principal Occupation(s) and Other Directorships During Past Five Years
Andrew G. Arnott Born: 1971	President and Non-Independent Trustee (since 2017)
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).

Marianne Harrison Born: 1963	Non-Independent Trustee (since 2018)
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013–2017); Member, Board of Directors, CAE Inc. (since 2019); Member, Board of Directors, MA Competitive Partnership Board (since 2018); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (2017–2019); Member, Board of Directors, Manulife Assurance Canada (2015–2017); Board Member, St. Mary’s General Hospital Foundation (2014–2017); Member, Board of Directors, Manulife Bank of Canada (2013–2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013–2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012–2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).

Principal officers who are not Trustees

Name, Year of Birth	Position with the Trust	Principal Occupation(s) During Past Five Years
Charles A. Rizzo Born: 1957	Chief Financial Officer (since 2007)
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).

Salvatore Schiavone Born: 1965	Treasurer (since 2012)
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).

Christopher (Kit) Sechler Born: 1973	Secretary and Chief Legal Officer (since 2018); Assistant Secretary (2009–2018)
Vice President and Deputy Chief Counsel, John Hancock Investment Management (since 2015); Assistant Vice President and Senior Counsel (2009–2015), John Hancock Investment Management; Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2018); Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009).

91

John Hancock Variable Insurance Trust

Trustees and officers information

Name, Year of Birth	Position with the Trust	Principal Occupation(s) During Past Five Years
Trevor Swanberg Born: 1979	Chief Compliance Officer (since 2020)
Chief Compliance Officer, various trusts within the John Hancock Fund Complex, John Hancock Investment Management LLC, and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, various trusts within the John Hancock Fund Complex (2018–2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019–2020); Assistant Chief Compliance Officer, various trusts within the John Hancock Fund Complex (2016–2018); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016–2019); Vice President, State Street Global Advisors (2015–2016).

The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116.

The Statement of Additional Information of the funds includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-344-1029.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.

2	Member of the Audit Committee.

3	Appointed as Independent Trustee effective as of September 15, 2020.

4	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.

92

John Hancock Variable Insurance Trust

For more information

The Statement of Additional Information, a separate document with supplemental information not contained in the prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 800-344-1029 or on the Securities and Exchange Commission (SEC) website at sec.gov.

PROXY VOTING POLICY A description of the trust’s proxy voting policies and procedures and information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 800-344-1029 or on the SEC website at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE All of each fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on the SEC’s website, sec.gov.

The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

93

John Hancock

John Hancock Annuities Service Center
P.O. Box 55444
Boston, MA 02205-5444

Management of the trust

Trustees
Hassell H. McClellan, *Chairperson*
Steven R. Pruchansky, *Vice Chairperson*
Andrew G. Arnott[†]
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison[†]
Deborah C. Jackson
James M. Oates*
Frances G. Rathke[1,*]
Gregory A. Russo

Officers
Andrew G. Arnott, *President*
Charles A. Rizzo, *Chief Financial Officer*
Salvatore Schiavone, *Treasurer*
Christopher (Kit) Sechler, *Secretary and Chief Legal Officer*
Trevor Swanberg[2], *Chief Compliance Officer*

* Member of the Audit Committee
† Non-Independent Trustee
1 Appointed as Independent Trustee effective as of September 15, 2020
2 Effective July 31, 2020

Investment advisor

John Hancock Variable Trust Advisers LLC
Boston, Massachusetts

JHTBA 12/20
2/21
1115017: 1220

John Hancock

John Hancock
Variable Insurance Trust

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Annual Report
December 31, 2020

John Hancock Variable Insurance Trust

Annual report—table of contents

Managers’ commentary and portfolio performance (See below for each portfolio’s page #)	3

Shareholder expense example	10

Portfolio of investments (See below for each portfolio’s page #)	12–16

Statements of assets and liabilities	17

Statements of operations	18

Statements of changes in net assets	19

Financial highlights	20

Notes to financial statements	23

Report of independent registered public accounting firm	36

Trustees and officers information	37

For more information	41

Portfolio	Managers’ commentary and portfolio performance	Portfolio of investments
Managed Volatility Aggressive Portfolio	5	12
Managed Volatility Growth Portfolio	6	12
Managed Volatility Balanced Portfolio	7	13
Managed Volatility Moderate Portfolio	8	14
Managed Volatility Conservative Portfolio	9	15

2

John Hancock Variable Insurance Trust

Managers’ commentary and portfolio performance

Trust performance

In the following pages, we have set forth information regarding the performance of each Managed Volatility Portfolio of John Hancock Variable Insurance Trust (the trust or JHVIT). There are several ways to evaluate a portfolio’s historical performance. One can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. With respect to all performance information presented, it is important to understand that past performance does not guarantee future results. Return and principal fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance tables

The performance tables show two types of total return information: cumulative and average annual total returns. A cumulative total return includes dividend reinvestments and is an expression of a portfolio’s total change in share value in percentage terms over a set period of time—one, five, and ten years (or since the portfolio’s inception if less than the applicable period). An average annual total return takes the portfolio’s cumulative total return for a time period greater than one year and shows what would have happened if the portfolio had performed at a constant rate each year. The tables show all cumulative and average annual total returns, net of fees and expenses of the trust, but do not reflect the insurance (separate account) expenses (including a possible contingent deferred sales charge) of the variable annuity and variable life products that invest in the trust. If these were included, performance would be lower.

Graph—change in value of $10,000 investment and comparative indexes

The performance graph for each portfolio shows the change in value of a $10,000 investment over the life or 10-year period of each portfolio, whichever is shorter. Each portfolio’s performance is compared with the performance of one or more broad-based security indexes as a benchmark. All performance information includes the reinvestment of dividends and capital gain distributions, as well as the deduction of ongoing management fees and portfolio operating expenses. The benchmarks used for comparison are unmanaged and include reinvestment of dividends and capital gain distributions, if any, but do not reflect any fees or expenses. Portfolios that invest in multiple asset classes are compared with a customized benchmark. This benchmark comprises a set percentage allocation from each of the asset classes in which the portfolio invests.

Portfolio managers’ commentary

Finally, we have provided a commentary by the portfolio managers regarding each portfolio’s performance during the year ended December 31, 2020. The views expressed are those of the portfolio managers as of December 31, 2020, and are subject to change based on market and other conditions. Information about a portfolio’s holdings, asset allocation, or country diversification is historical and is no indication of future portfolio composition, which may vary. Information provided in this report should not be considered a recommendation to purchase or sell securities. The portfolios are not insured by the FDIC; are not deposits or other obligations of, or guaranteed by, banks; and are subject to investment risks, including loss of principal amount invested. For a more detailed discussion of the risks associated with the portfolios, see the trust prospectus.

Standard & Poor’s, Standard & Poor’s 500, and S&P 500 are trademarks of The McGraw-Hill Companies, Inc. Bloomberg Barclays is a registered trademark of Bloomberg LP. The Managed Volatility Portfolios are not sponsored, endorsed, managed, advised, sold, or promoted by any of these companies, and none of these companies makes any representation regarding the advisability of investing in any Managed Volatility Portfolio.

3

John Hancock Variable Insurance Trust

Portfolio Managers’ Commentary

Performance  >  For the year ended December 31, 2020, the Managed Volatility Aggressive Trust, Series I shares declined 4.76% and a blend of 70% Russell 3000 Index and 30% MSCI EAFE Index returned 16.90%.

For the year ended December 31, 2020, the Managed Volatility Growth Trust, Series I shares declined 1.42% and a blend of 49% Russell 3000 Index, 30% Bloomberg Barclays U.S. Aggregate Bond Index, and 21% MSCI EAFE Index returned 14.77%.

For the year ended December 31, 2020, the Managed Volatility Balanced Trust, Series I shares returned 1.81% and a blend of 50% Bloomberg Barclays U.S. Aggregate Index, 35% Russell 3000 Index, and 15% MSCI EAFE Index returned 13.01%.

For the year ended December 31, 2020, the Managed Volatility Moderate Trust, Series I shares returned 3.31% and a blend of 60% Bloomberg Barclays U.S. Aggregate Index, 28% Russell 3000 Index, and 12% MSCI EAFE Index returned 12.03%.

For the year ended December 31, 2020, the Managed Volatility Conservative Trust, Series I shares returned 3.39% and a blend of 80% Bloomberg Barclays U.S. Aggregate Index, 14% Russell 3000 Index, and 6% MSCI EAFE Index returned 9.89%.

Environment  >  U.S. equities posted strong gains over 2020. The spread of COVID-19 resulted in a broad-based contraction in economic activity early in the year, as well as extreme volatility in financial markets. The U.S. stock market declined dramatically in mid-March, less than a month after hitting an all-time high. At the same time, interest rates collapsed, as investors fled to the safety of defensive investments like U.S. Treasury securities.

A rapid and expansive fiscal response, paired with aggressive easing of credit conditions by the U.S. Federal Reserve Board (“Fed”), partially offset COVID-19’s economic disruption. After stocks bottomed in late March, they rallied for most of the rest of the year, reflecting investor optimism over government stimulus measures, progress toward restarting economic activity and positive news regarding COVID-19 vaccines.

Treasury yields declined significantly over the year on concerns about the impact of the pandemic on business activity. The bellwether 10-year Treasury note yield fell from 1.92% at the end of 2019 to 0.93% at the end of 2020, with the low 0.52% reached in early August. Falling yields were favourable for investment-grade bonds. Yields moved up later in the year in response to improving sentiment about the U.S. economy. High-yield bonds trailed their high-grade counterparts.

Foreign equities in developed markets posted solid gains over the year, but lagged the S&P 500 Index. Stocks in emerging markets were relatively strong in response to capital inflows and attractive valuations — both historically and relative to developed market equities. Emerging markets equities also benefited from an anticipated boost to economic activity stemming from the expected rollout of effective coronavirus vaccines, as well as supportive fiscal and monetary policies worldwide and a relatively weak U.S. dollar.

For all portfolios, the futures contracts, which seek to manage the volatility of returns and limit the magnitude of losses for the strategies detracted from relative performance for the period.

Within all strategies except Aggressive an underweight position in U.S. mid-cap equity detracted from returns. On an individual holdings basis, John Hancock Strategic Equity Allocation Trust and John Hancock Blue Chip Growth Trust detracted from returns.

Within all five strategies an overweight position in U.S. large-capitalization equity, as well as an underweight position in international developed markets equity, contributed to returns. Individual holdings that contributed to returns included John Hancock Emerging Markets Equity Fund. John Hancock Mid Cap Stock Trust also contributed to returns for all strategies except Conservative.

Within Growth, Balanced, Moderate and Conservative strategies individual holdings that contributed to returns included John Hancock Bond Fund and John Hancock Select Bond Trust.

4

Managed Volatility Aggressive Portfolio

Subadvisor: Manulife Investment Management (US) LLC
Portfolio Managers: Jeffrey N. Given, CFA, Luning (Gary) Li, Robert Sykes, CFA, Nathan Thooft, CFA. Effective January 10, 2020, Geoffrey Kelley, CFA and Jeffrey Wu replaced Jeffrey N. Given, CFA and Luning (Gary) Li as portfolio managers of the portfolios. Mr. Kelley, Mr. Sykes, Mr. Thooft, and Mr. Wu will be jointly and primarily responsible for the day-to-day management of the portfolios.

INVESTMENT OBJECTIVE & POLICIES  >  The portfolio’s investment objective is to seek long-term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses. The portfolio operates as a fund of funds and primarily invests in equity funds. The portfolio also may use certain risk management techniques to seek to manage the volatility of returns (i.e., standard deviation) and limit the magnitude of portfolio losses. The portfolio’s exposure to equity securities (either directly or through investment in underlying funds or derivatives) normally will not exceed 100% of net assets.

CHANGE IN VALUE OF $10,000 INVESTMENT AND
COMPARATIVE INDEXES

Sector weighting*
Affiliated Investment Companies	% of Total
Equity	88.2
U.S. Large Cap	35.3
Large Blend	21.0
Emerging-Markets Equity	10.5
U.S. Mid Cap	10.3
U.S. Small Cap	7.2
International Equity	3.9
Unaffiliated Investment Companies	11.2
Equity	11.2
Short-term investments and other	0.6

*	As a percentage of net assets.

PERFORMANCE TABLE[1]	Average Annual Total Return			Cumulative Total Return
Period Ending December 31, 2020	1-year	5-year	10-year	5-year	10-year
Managed Volatility Aggressive Portfolio Series I	–4.76%	5.69%	5.69%	31.86%	73.92%
Managed Volatility Aggressive Portfolio Series II	–5.04%	5.46%	5.48%	30.43%	70.45%
Managed Volatility Aggressive Portfolio Series NAV	–4.80%	5.71%	5.74%	32.03%	74.75%
S&P 500 Index[2,4]	18.40%	15.22%	13.88%	103.04%	267.00%
Blended Index[3,4]	16.90%	13.05%	11.31%	84.63%	192.05%

1	Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

2	The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

3	The Blended Index is composed of 70% Russell 3000 Index and 30% MSCI EAFE Index.

4	It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Series I, Series II, and Series NAV shares the gross expenses are 0.94%, 1.14% and 0.89%, respectively, and the net expenses are 0.90%, 1.10% and 0.85%, respectively. Net expenses reflect contractual expense limitations in effect until April 30, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply.

5

Managed Volatility Growth Portfolio

Subadvisor: Manulife Investment Management (US) LLC
Portfolio Managers: Jeffrey N. Given, CFA, Luning (Gary) Li, Robert Sykes, CFA, Nathan Thooft, CFA. Effective January 10, 2020, Geoffrey Kelley, CFA and Jeffrey Wu replaced Jeffrey N. Given, CFA and Luning (Gary) Li as portfolio managers of the portfolios. Mr. Kelley, Mr. Sykes, Mr. Thooft, and Mr. Wu will be jointly and primarily responsible for the day-to-day management of the portfolios.

INVESTMENT OBJECTIVE & POLICIES  >  The portfolio’s investment objective is to seek long-term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses. The portfolio operates as a fund of funds and invests in both equity funds and fixed-income funds. The portfolio also may use certain risk management techniques to seek to manage the volatility of returns (i.e., standard deviation) and limit the magnitude of portfolio losses. The portfolio’s exposure to equity securities (either directly or through investment in underlying funds or derivatives) normally will not exceed 77% of net assets.

CHANGE IN VALUE OF $10,000 INVESTMENT AND
COMPARATIVE INDEXES

Sector weighting*
Affiliated Investment Companies	% of Total
Equity	70.4
Large Blend	31.5
U.S. Large Cap	18.9
Emerging-Market Equity	7.1
U.S. Mid Cap	5.9
U.S. Small Cap	3.9
International Equity	3.1
Fixed Income	27.9
Intermediate Bond	27.9
Unaffiliated Investment Companies	0.7
Equity	0.7
Short-term investments and other	1.0

*	As a percentage of net assets.

PERFORMANCE TABLE[1]	Average Annual Total Return			Cumulative Total Return
Period Ending December 31, 2020	1-year	5-year	10-year	5-year	10-year
Managed Volatility Growth Portfolio Series I	–1.42%	6.18%	5.82%	34.99%	76.04%
Managed Volatility Growth Portfolio Series II	–1.60%	5.98%	5.60%	33.72%	72.51%
Managed Volatility Growth Portfolio Series NAV	–1.37%	6.24%	5.87%	35.37%	76.93%
S&P 500 Index[2,5]	18.40%	15.22%	13.88%	103.04%	267.00%
Bloomberg Barclays U.S. Aggregate Bond Index[3,5]	7.51%	4.44%	3.84%	24.23%	45.76%
Blended Index[4,5]	14.77%	10.69%	9.26%	66.13%	142.44%

1	Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

2	The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

3	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

4	The Blended Index is composed of 49% Russell 3000 Index, 30% Bloomberg Barclays U.S. Aggregate Bond Index, 21% MSCI EAFE Index.

5	It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Series I, Series II, and Series NAV shares the gross expenses are 0.85%, 1.05% and 0.80%, respectively, and the net expenses are 0.82%, 1.02% and 0.77%, respectively. Net expenses reflect contractual expense limitations in effect until April 30, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply.

6

Managed Volatility Balanced Portfolio

Subadvisor: Manulife Investment Management (US) LLC
Portfolio Managers: Jeffrey N. Given, CFA, Luning (Gary) Li, Robert Sykes, CFA, Nathan Thooft, CFA. Effective January 10, 2020, Geoffrey Kelley, CFA and Jeffrey Wu replaced Jeffrey N. Given, CFA and Luning (Gary) Li as portfolio managers of the portfolios. Mr. Kelley, Mr. Sykes, Mr. Thooft, and Mr. Wu will be jointly and primarily responsible for the day-to-day management of the portfolios.

INVESTMENT OBJECTIVE & POLICIES  >  The portfolio’s investment objective is to seek growth of capital and current income while seeking to both manage the volatility of return and limit the magnitude of portfolio losses. The portfolio operates as a fund of funds and invests in both equity funds and fixed-income funds. The portfolio also may use certain risk management techniques to seek to manage the volatility of returns (i.e., standard deviation) and limit the magnitude of portfolio losses. The portfolio’s exposure to equity securities (either directly or through investment in underlying funds or derivatives) normally will not exceed 55% of net assets.

CHANGE IN VALUE OF $10,000 INVESTMENT AND
COMPARATIVE INDEXES

Sector weighting*
Affiliated Investment Companies	% of Total
Equity	50.3
Large Blend	22.5
U.S. Large Cap	15.1
Emerging-Markets Equity	4.4
U.S. Mid Cap	3.8
U.S. Small Cap	2.7
International Equity	1.8
Fixed Income	48.4
Intermediate Bond	48.4
Unaffiliated Investment Companies	0.6
Equity	0.6
Short-term investments and other	0.7

*	As a percentage of net assets.

PERFORMANCE TABLE[1]	Average Annual Total Return			Cumulative Total Return
Period Ending December 31, 2020	1-year	5-year	10-year	5-year	10-year
Managed Volatility Balanced Portfolio Series I	1.81%	6.43%	5.86%	36.58%	76.76%
Managed Volatility Balanced Portfolio Series II	1.55%	6.22%	5.65%	35.19%	73.30%
Managed Volatility Balanced Portfolio Series NAV	1.77%	6.48%	5.91%	36.91%	77.54%
Bloomberg Barclays U.S. Aggregate Bond Index[2,5]	7.51%	4.44%	3.84%	24.23%	45.76%
S&P 500 Index[3,5]	18.40%	15.22%	13.88%	103.04%	267.00%
Blended Index[4,5]	13.01%	9.00%	7.80%	53.86%	111.86%

1	Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

2	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

3	The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

4	The Blended Index is composed of 50% Bloomberg Barclays U.S. Aggregate Bond Index, 35% Russell 3000 Index, 15% MSCI EAFE Index.

5	It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Series I, Series II, and Series NAV shares the gross expenses are 0.82%, 1.02% and 0.77%, respectively, and the net expenses are 0.79%, 0.99% and 0.74%, respectively. Net expenses reflect contractual expense limitations in effect until April 30, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply.

7

Managed Volatility Moderate Portfolio

Subadvisor: Manulife Investment Management (US) LLC
Portfolio Managers: Jeffrey N. Given, CFA, Luning (Gary) Li, Robert Sykes, CFA, Nathan Thooft, CFA. Effective January 10, 2020, Geoffrey Kelley, CFA and Jeffrey Wu replaced Jeffrey N. Given, CFA and Luning (Gary) Li as portfolio managers of the portfolios. Mr. Kelley, Mr. Sykes, Mr. Thooft, and Mr. Wu will be jointly and primarily responsible for the day-to-day management of the portfolios.

INVESTMENT OBJECTIVE & POLICIES  >  The portfolio’s investment objective is to seek current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses. The portfolio operates as a fund of funds and invests in both equity funds and fixed-income funds. The portfolio also may use certain risk management techniques to seek to manage the volatility of returns (i.e., standard deviation) and limit the magnitude of portfolio losses. The portfolio’s exposure to equity securities (either directly or through investment in underlying funds or derivatives) normally will not exceed 44% of net assets.

CHANGE IN VALUE OF $10,000 INVESTMENT AND
COMPARATIVE INDEXES

Sector weighting*
Affiliated Investment Companies	% of Total
Equity	39.7
Large Blend	18.4
U.S. Large Cap	13.2
Emerging-Market Equity	2.8
U.S. Mid Cap	2.7
U.S. Small Cap	1.7
International Equity	0.9
Fixed Income	58.7
Intermediate Bond	58.7
Unaffiliated Investment Companies	0.8
Equity	0.8
U.S. Government and Agency Obligations	0.2
Short-term investments and other	0.6

*	As a percentage of net assets.

PERFORMANCE TABLE[1]	Average Annual Total Return			Cumulative Total Return
Period Ending December 31, 2020	1-year	5-year	10-year	5-year	10-year
Managed Volatility Moderate Portfolio Series I	3.31%	6.40%	5.88%	36.39%	77.02%
Managed Volatility Moderate Portfolio Series II	3.05%	6.19%	5.66%	35.01%	73.44%
Managed Volatility Moderate Portfolio Series NAV	3.27%	6.45%	5.92%	36.68%	77.79%
Bloomberg Barclays U.S. Aggregate Bond Index[2,5]	7.51%	4.44%	3.84%	24.23%	45.76%
S&P 500 Index[3,5]	18.40%	15.22%	13.88%	103.04%	267.00%
Blended Index[4,5]	12.03%	8.12%	7.04%	47.78%	97.43%

1	Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

2	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

3	The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

4	The Blended Index is composed of 60% Bloomberg Barclays U.S. Aggregate Bond Index, 28% Russell 3000 Index, 12% MSCI EAFE Index.

5	It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Series I, Series II, and Series NAV shares the gross expenses are 0.81%, 1.01% and 0.76%, respectively, and the net expenses are 0.77%, 0.97% and 0.72%, respectively. Net expenses reflect contractual expense limitations in effect until April 30, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply.

8

Managed Volatility Conservative Portfolio

Subadvisor: Manulife Investment Management (US) LLC
Portfolio Managers: Jeffrey N. Given, CFA, Luning (Gary) Li, Robert Sykes, CFA, Nathan Thooft, CFA. Effective January 10, 2020, Geoffrey Kelley, CFA and Jeffrey Wu replaced Jeffrey N. Given, CFA and Luning (Gary) Li as portfolio managers of the portfolios. Mr. Kelley, Mr. Sykes, Mr. Thooft, and Mr. Wu will be jointly and primarily responsible for the day-to-day management of the portfolios.

INVESTMENT OBJECTIVE & POLICIES  >  The portfolio’s investment objective is to seek current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses. The portfolio operates as a fund of funds and invests in both equity funds and fixed-income funds. The portfolio also may use certain risk management techniques to seek to manage the volatility of returns (i.e., standard deviation) and limit the magnitude of portfolio losses. The portfolio’s exposure to equity securities (either directly or through investment in underlying funds or derivatives) normally will not exceed 22% of net assets.

CHANGE IN VALUE OF $10,000 INVESTMENT AND
COMPARATIVE INDEXES

Sector weighting*
Affiliated Investment Companies	% of Total
Equity	19.7
Large Blend	9.0
U.S. Large Cap	7.0
Emerging-Markets Equity	1.4
U.S. Mid Cap	1.3
U.S. Small Cap	1.0
Fixed Income	79.1
Intermediate Bond	79.1
Unaffiliated Investment Companies	0.4
Equity	0.4
U.S. Government and Agency Obligations	0.2
Short-term investments and other	0.6

*	As a percentage of net assets.

PERFORMANCE TABLE[1]	Average Annual Total Return			Cumulative Total Return
Period Ending December 31, 2020	1-year	5-year	10-year	5-year	10-year
Managed Volatility Conservative Portfolio Series I	3.39%	5.27%	4.79%	29.30%	59.61%
Managed Volatility Conservative Portfolio Series II	3.13%	5.05%	4.58%	27.95%	56.44%
Managed Volatility Conservative Portfolio Series NAV	3.43%	5.31%	4.84%	29.54%	60.37%
Bloomberg Barclays U.S. Aggregate Bond Index[2,5]	7.51%	4.44%	3.84%	24.23%	45.76%
S&P 500 Index[3,5]	18.40%	15.22%	13.88%	103.04%	267.00%
Blended Index[4,5]	9.89%	6.32%	5.47%	35.84%	70.35%

1	Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

2	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

3	The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

4	The Blended Index is composed of 80% Bloomberg Barclays U.S. Aggregate Bond Index, 14% Russell 3000 Index, 6% MSCI EAFE Index.

5	It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Series I, Series II, and Series NAV shares the gross expenses are 0.78%, 0.98% and 0.73%, respectively, and the net expenses are 0.75%, 0.95% and 0.70%, respectively. Net expenses reflect contractual expense limitations in effect until April 30, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply.

9

John Hancock Variable Insurance Trust
Shareholder expense example

As a shareholder of a John Hancock Variable Insurance Trust Managed Volatility Portfolio, you incur ongoing costs, including management fees, distribution and service (Rule 12b-1) fees and other expenses. In addition to the operating expenses which the portfolio bears directly, the portfolio indirectly bears a pro rata share of the operating expenses of the affiliated underlying funds in which the portfolio invests. Because the affiliated underlying funds have varied operating expenses and transaction costs and the portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.
These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (July 1, 2020 through December 31, 2020).
Actual expenses:
The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period ended” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes:
The second line of each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
		Account value on 7-1-2020	Ending value on 12-31-2020	Expenses paid during period ended 12-31-2020[1]	Annualized expense ratio[2]
Managed Volatility Aggressive Portfolio
Series I	Actual expenses/actual returns	$1,000.00	$1,136.30	$1.13	0.21%
	Hypothetical example	1,000.00	1,024.10	1.07	0.21%
Series II	Actual expenses/actual returns	1,000.00	1,134.80	2.20	0.41%
	Hypothetical example	1,000.00	1,023.10	2.09	0.41%
Series NAV	Actual expenses/actual returns	1,000.00	1,136.90	0.86	0.16%
	Hypothetical example	1,000.00	1,024.30	0.81	0.16%
Managed Volatility Growth Portfolio
Series I	Actual expenses/actual returns	$1,000.00	$1,122.80	$0.80	0.15%
	Hypothetical example	1,000.00	1,024.40	0.76	0.15%
Series II	Actual expenses/actual returns	1,000.00	1,121.30	1.87	0.35%
	Hypothetical example	1,000.00	1,023.40	1.78	0.35%
Series NAV	Actual expenses/actual returns	1,000.00	1,123.10	0.53	0.10%
	Hypothetical example	1,000.00	1,024.60	0.51	0.10%
Managed Volatility Balanced Portfolio
Series I	Actual expenses/actual returns	$1,000.00	$1,107.30	$0.74	0.14%
	Hypothetical example	1,000.00	1,024.40	0.71	0.14%
Series II	Actual expenses/actual returns	1,000.00	1,106.10	1.80	0.34%
	Hypothetical example	1,000.00	1,023.40	1.73	0.34%
Series NAV	Actual expenses/actual returns	1,000.00	1,106.50	0.48	0.09%
	Hypothetical example	1,000.00	1,024.70	0.46	0.09%
10

John Hancock Variable Insurance Trust
Shareholder expense example

		Account value on 7-1-2020	Ending value on 12-31-2020	Expenses paid during period ended 12-31-2020[1]	Annualized expense ratio[2]
Managed Volatility Moderate Portfolio
Series I	Actual expenses/actual returns	$1,000.00	$1,096.50	$0.74	0.14%
	Hypothetical example	1,000.00	1,024.40	0.71	0.14%
Series II	Actual expenses/actual returns	1,000.00	1,095.20	1.79	0.34%
	Hypothetical example	1,000.00	1,023.40	1.73	0.34%
Series NAV	Actual expenses/actual returns	1,000.00	1,096.90	0.47	0.09%
	Hypothetical example	1,000.00	1,024.70	0.46	0.09%
Managed Volatility Conservative Portfolio
Series I	Actual expenses/actual returns	$1,000.00	$1,058.30	$0.72	0.14%
	Hypothetical example	1,000.00	1,024.40	0.71	0.14%
Series II	Actual expenses/actual returns	1,000.00	1,056.70	1.76	0.34%
	Hypothetical example	1,000.00	1,023.40	1.73	0.34%
Series NAV	Actual expenses/actual returns	1,000.00	1,057.70	0.47	0.09%
	Hypothetical example	1,000.00	1,024.70	0.46	0.09%
[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
[2]	Ratios do not include expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios.
11

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Managed Volatility Aggressive Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 88.2%
Equity - 88.2%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	832,513	$33,525,311
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,671,654	24,623,463
Equity Income, Series NAV, JHVIT (T. Rowe Price)	2,448,077	33,538,649
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	541,960	34,094,685
Mid Cap Stock, Series NAV, JHVIT (Wellington)	472,847	12,634,478
Mid Value, Series NAV, JHVIT (T. Rowe Price)	1,258,591	12,724,351
Multifactor Developed International ETF, JHETF (DFA)	415,831	12,932,344
Multifactor Emerging Markets ETF, JHETF (DFA)	360,965	10,540,178
Multifactor Large Cap ETF, JHETF (DFA)	372,837	17,665,017
Multifactor Mid Cap ETF, JHETF (DFA)	208,114	9,358,887
Multifactor Small Cap ETF, JHETF (DFA)	446,239	13,681,688
Small Cap Growth, Class NAV, JHF II (Redwood)	196,474	4,475,676
Small Cap Value, Series NAV, JHVIT (Wellington)	410,241	6,001,829
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	3,371,318	70,730,260
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $247,044,598)		$296,526,816
UNAFFILIATED INVESTMENT COMPANIES - 11.2%
Equity - 11.2%
Fidelity 500 Index Fund	34,744	4,522,572
Fidelity International Index Fund	728,163	33,211,515
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $30,913,634)		$37,734,087
SHORT-TERM INVESTMENTS - 0.8%
Short-term funds - 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0300% (C)	2,836,792	2,836,792
TOTAL SHORT-TERM INVESTMENTS (Cost $2,836,792)		$2,836,792
Total Investments (Managed Volatility Aggressive Portfolio) (Cost $280,795,024) - 100.2%		$337,097,695
Other assets and liabilities, net - (0.2%)		(753,910)
TOTAL NET ASSETS - 100.0%		$336,343,785
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 12-31-20.
Managed Volatility Growth Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 98.3%
Equity - 70.4%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	8,562,896	$344,827,830
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	24,257,791	357,317,257
Managed Volatility Growth Portfolio (continued)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) (continued)
Equity (continued)
Equity Income, Series NAV, JHVIT (T. Rowe Price)	25,317,641	$346,851,677
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	7,242,713	455,639,051
Mid Cap Stock, Series NAV, JHVIT (Wellington)	4,869,836	130,122,015
Mid Value, Series NAV, JHVIT (T. Rowe Price)	13,162,457	133,072,442
Multifactor Developed International ETF, JHETF (DFA)	7,188,769	223,570,716
Multifactor Emerging Markets ETF, JHETF (DFA)	5,226,342	152,609,186
Multifactor Large Cap ETF, JHETF (DFA)	4,541,380	215,170,584
Multifactor Mid Cap ETF, JHETF (DFA)	3,640,310	163,704,741
Multifactor Small Cap ETF, JHETF (DFA)	4,937,231	151,375,502
Small Cap Growth, Class NAV, JHF II (Redwood)	2,459,549	56,028,528
Small Cap Value, Series NAV, JHVIT (Wellington)	5,212,384	76,257,185
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	107,827,961	2,262,230,619
		5,068,777,333
Fixed income - 27.9%
Bond, Class NAV, JHSB (MIM US) (B)	30,595,915	514,317,333
Core Bond, Series NAV, JHVIT (Wells Capital)	12,648,713	179,232,257
Select Bond, Series NAV, JHVIT (MIM US) (B)	90,463,543	1,318,958,454
		2,012,508,044
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $6,052,507,728)		$7,081,285,377
UNAFFILIATED INVESTMENT COMPANIES - 0.7%
Equity - 0.7%
Fidelity International Index Fund	1,108,079	50,539,475
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $44,167,999)		$50,539,475
SHORT-TERM INVESTMENTS - 0.4%
Commercial paper - 0.1%
Cargill, Inc. 0.110%, 01/06/2021 *	$1,200,000	1,199,981
Yale University 0.160%, 02/02/2021 *	6,000,000	5,999,329
		7,199,310
Short-term funds - 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0300% (C)	21,256,595	21,256,595
TOTAL SHORT-TERM INVESTMENTS (Cost $28,455,724)		$28,455,905
Total Investments (Managed Volatility Growth Portfolio) (Cost $6,125,131,451) - 99.4%		$7,160,280,757
Other assets and liabilities, net - 0.6%		40,826,108
TOTAL NET ASSETS - 100.0%		$7,201,106,865
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 12-31-20.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.	12

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Managed Volatility Growth Portfolio (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	245	Long	Mar 2021	$37,474,678	$37,503,375	$28,697
Euro STOXX 50 Index Futures	870	Long	Mar 2021	37,486,718	37,730,663	243,945
FTSE 100 Index Futures	157	Long	Mar 2021	13,937,856	13,783,588	(154,268)
Japanese Yen Currency Futures	165	Long	Mar 2021	19,978,805	19,983,563	4,758
MSCI Emerging Markets Index Futures	818	Long	Mar 2021	51,585,332	52,687,380	1,102,048
Nikkei 225 Futures	77	Long	Mar 2021	19,927,460	20,503,753	576,293
Pound Sterling Currency Futures	163	Long	Mar 2021	13,740,783	13,915,106	174,323
Russell 2000 E-Mini Index Futures	147	Long	Mar 2021	14,360,764	14,514,780	154,016
S&P 500 Index E-Mini Futures	1,205	Long	Mar 2021	222,260,249	225,865,163	3,604,914
S&P Mid 400 Index E-Mini Futures	185	Long	Mar 2021	42,093,907	42,614,750	520,843
						$6,255,569
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Managed Volatility Balanced Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 98.7%
Equity - 50.3%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	6,080,475	$244,860,729
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	12,464,057	183,595,560
Equity Income, Series NAV, JHVIT (T. Rowe Price)	17,846,297	244,494,276
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	4,555,497	286,586,286
Mid Cap Stock, Series NAV, JHVIT (Wellington)	2,364,084	63,168,332
Mid Value, Series NAV, JHVIT (T. Rowe Price)	6,374,116	64,442,311
Multifactor Developed International ETF, JHETF (DFA)	3,484,861	108,379,177
Multifactor Emerging Markets ETF, JHETF (DFA)	2,702,971	78,926,753
Multifactor Large Cap ETF, JHETF (DFA)	2,761,543	130,841,907
Multifactor Mid Cap ETF, JHETF (DFA)	2,210,963	99,427,006
Multifactor Small Cap ETF, JHETF (DFA)	2,499,314	76,628,967
Small Cap Growth, Class NAV, JHF II (Redwood)	1,482,266	33,766,015
Small Cap Value, Series NAV, JHVIT (Wellington)	3,514,862	51,422,434
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	64,434,210	1,351,829,731
		3,018,369,484
Fixed income - 48.4%
Bond, Class NAV, JHSB (MIM US) (B)	44,408,391	746,505,054
Core Bond, Series NAV, JHVIT (Wells Capital)	18,264,801	258,812,225
Select Bond, Series NAV, JHVIT (MIM US) (B)	130,187,321	1,898,131,139
		2,903,448,418
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $5,197,227,036)		$5,921,817,902
UNAFFILIATED INVESTMENT COMPANIES - 0.6%
Equity - 0.6%
Fidelity 500 Index Fund	299,362	38,968,000
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $29,738,086)		$38,968,000
Managed Volatility Balanced Portfolio (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.3%
Commercial paper - 0.1%
The Trustees of Princeton University 0.200%, 01/14/2021 *	$3,300,000	$3,300,154
Yale University 0.180%, 01/07/2021 *	5,000,000	4,999,922
		8,300,076
Short-term funds - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0300% (C)	9,582,854	9,582,854
TOTAL SHORT-TERM INVESTMENTS (Cost $17,882,704)		$17,882,930
Total Investments (Managed Volatility Balanced Portfolio) (Cost $5,244,847,826) - 99.6%		$5,978,668,832
Other assets and liabilities, net - 0.4%		24,146,451
TOTAL NET ASSETS - 100.0%		$6,002,815,283
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 12-31-20.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.	13

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Managed Volatility Balanced Portfolio (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	155	Long	Mar 2021	$23,516,800	$23,726,625	$209,825
Euro STOXX 50 Index Futures	557	Long	Mar 2021	23,915,050	24,156,298	241,248
FTSE 100 Index Futures	96	Long	Mar 2021	8,552,403	8,428,181	(124,222)
Japanese Yen Currency Futures	101	Long	Mar 2021	12,141,662	12,232,363	90,701
MSCI Emerging Markets Index Futures	494	Long	Mar 2021	30,901,025	31,818,540	917,515
Nikkei 225 Futures	47	Long	Mar 2021	12,106,988	12,515,278	408,290
Pound Sterling Currency Futures	100	Long	Mar 2021	8,361,065	8,536,817	175,752
Russell 2000 E-Mini Index Futures	98	Long	Mar 2021	9,382,128	9,676,520	294,392
S&P 500 Index E-Mini Futures	877	Long	Mar 2021	161,617,641	164,384,880	2,767,239
S&P Mid 400 Index E-Mini Futures	122	Long	Mar 2021	27,411,442	28,102,700	691,258
						$5,671,998
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Managed Volatility Moderate Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 98.4%
Equity - 39.7%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	1,561,436	$62,879,020
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,292,642	33,770,614
Equity Income, Series NAV, JHVIT (T. Rowe Price)	4,573,267	62,653,757
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	1,096,712	68,994,145
Mid Cap Stock, Series NAV, JHVIT (Wellington)	632,014	16,887,423
Mid Value, Series NAV, JHVIT (T. Rowe Price)	1,701,441	17,201,567
Multifactor Developed International ETF, JHETF (DFA)	520,693	16,193,552
Multifactor Emerging Markets ETF, JHETF (DFA)	500,883	14,625,784
Multifactor Large Cap ETF, JHETF (DFA)	688,320	32,612,602
Multifactor Mid Cap ETF, JHETF (DFA)	288,254	12,962,782
Multifactor Small Cap ETF, JHETF (DFA)	347,852	10,665,142
Small Cap Growth, Class NAV, JHF II (Redwood)	349,615	7,964,232
Small Cap Value, Series NAV, JHVIT (Wellington)	766,438	11,212,994
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	15,071,267	316,195,187
		684,818,801
Fixed income - 58.7%
Bond, Class NAV, JHSB (MIM US) (B)	15,496,037	260,488,386
Core Bond, Series NAV, JHVIT (Wells Capital)	6,359,244	90,110,484
Select Bond, Series NAV, JHVIT (MIM US) (B)	45,473,457	663,003,003
		1,013,601,873
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,510,735,597)		$1,698,420,674
UNAFFILIATED INVESTMENT COMPANIES - 0.8%
Equity - 0.8%
Fidelity 500 Index Fund	107,798	14,032,082
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $10,712,330)		$14,032,082
Managed Volatility Moderate Portfolio (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.2%
U.S. Government Agency - 0.2%
Federal Home Loan Bank 0.151%, (1 month LIBOR + 0.005%), 08/16/2021 (C)	$3,000,000	$3,000,318
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $3,000,450)		$3,000,318
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0300% (D)	3,790,202	3,790,202
TOTAL SHORT-TERM INVESTMENTS (Cost $3,790,202)		$3,790,202
Total Investments (Managed Volatility Moderate Portfolio) (Cost $1,528,238,579) - 99.6%		$1,719,243,276
Other assets and liabilities, net - 0.4%		6,695,695
TOTAL NET ASSETS - 100.0%		$1,725,938,971
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
LIBOR	London Interbank Offered Rate
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	The rate shown is the annualized seven-day yield as of 12-31-20.

The accompanying notes are an integral part of the financial statements.	14

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Managed Volatility Moderate Portfolio (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	36	Long	Mar 2021	$5,470,746	$5,510,700	$39,954
Euro STOXX 50 Index Futures	128	Long	Mar 2021	5,490,551	5,551,178	60,627
FTSE 100 Index Futures	21	Long	Mar 2021	1,868,428	1,843,665	(24,763)
Japanese Yen Currency Futures	23	Long	Mar 2021	2,768,977	2,785,588	16,611
MSCI Emerging Markets Index Futures	101	Long	Mar 2021	6,327,793	6,505,410	177,617
Nikkei 225 Futures	10	Long	Mar 2021	2,554,402	2,662,825	108,423
Pound Sterling Currency Futures	22	Long	Mar 2021	1,835,230	1,878,113	42,883
Russell 2000 E-Mini Index Futures	22	Long	Mar 2021	2,078,067	2,172,280	94,213
S&P 500 Index E-Mini Futures	223	Long	Mar 2021	41,142,052	41,799,119	657,067
S&P Mid 400 Index E-Mini Futures	27	Long	Mar 2021	6,049,071	6,219,450	170,379
						$1,343,011
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Managed Volatility Conservative Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 98.8%
Equity - 19.7%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	512,723	$20,647,348
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	665,654	9,805,081
Equity Income, Series NAV, JHVIT (T. Rowe Price)	1,509,879	20,685,340
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	321,389	20,218,591
Multifactor Developed International ETF, JHETF (DFA)	14,742	458,476
Multifactor Emerging Markets ETF, JHETF (DFA)	140,942	4,115,506
Multifactor Large Cap ETF, JHETF (DFA)	190,759	9,038,161
Multifactor Mid Cap ETF, JHETF (DFA)	286,019	12,862,274
Multifactor Small Cap ETF, JHETF (DFA)	314,248	9,634,844
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	4,329,277	90,828,236
		198,293,857
Fixed income - 79.1%
Bond, Class NAV, JHSB (MIM US) (B)	12,163,125	204,462,129
Core Bond, Series NAV, JHVIT (Wells Capital)	4,997,968	70,821,213
Select Bond, Series NAV, JHVIT (MIM US) (B)	35,687,233	520,319,852
		795,603,194
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $903,978,989)		$993,897,051
UNAFFILIATED INVESTMENT COMPANIES - 0.4%
Equity - 0.4%
Fidelity 500 Index Fund	31,731	4,130,375
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $3,134,277)		$4,130,375
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.2%
U.S. Government Agency - 0.2%
Federal Home Loan Bank 0.151%, (1 month LIBOR + 0.005%), 08/16/2021 (C)	$2,000,000	2,000,212
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $2,000,300)		$2,000,212
Managed Volatility Conservative Portfolio (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.4%
Commercial paper - 0.2%
Yale University 0.160%, 02/02/2021 *	$2,400,000	$2,399,732
Short-term funds - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0300% (D)	1,460,629	1,460,629
TOTAL SHORT-TERM INVESTMENTS (Cost $3,860,288)		$3,860,361
Total Investments (Managed Volatility Conservative Portfolio) (Cost $912,973,854) - 99.8%		$1,003,887,999
Other assets and liabilities, net - 0.2%		2,426,336
TOTAL NET ASSETS - 100.0%		$1,006,314,335
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
LIBOR	London Interbank Offered Rate
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	The rate shown is the annualized seven-day yield as of 12-31-20.
*	As a percentage of net assets.

The accompanying notes are an integral part of the financial statements.	15

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Managed Volatility Conservative Portfolio (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	10	Long	Mar 2021	$1,520,290	$1,530,750	$10,460
Euro STOXX 50 Index Futures	38	Long	Mar 2021	1,629,793	1,648,006	18,213
FTSE 100 Index Futures	6	Long	Mar 2021	532,646	526,761	(5,885)
Japanese Yen Currency Futures	6	Long	Mar 2021	722,191	726,675	4,484
MSCI Emerging Markets Index Futures	32	Long	Mar 2021	2,004,530	2,061,120	56,590
Nikkei 225 Futures	3	Long	Mar 2021	768,939	798,848	29,909
Pound Sterling Currency Futures	6	Long	Mar 2021	501,655	512,213	10,558
Russell 2000 E-Mini Index Futures	6	Long	Mar 2021	566,953	592,440	25,487
S&P 500 Index E-Mini Futures	76	Long	Mar 2021	14,013,629	14,245,440	231,811
S&P Mid 400 Index E-Mini Futures	10	Long	Mar 2021	2,245,172	2,303,500	58,328
						$439,955
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Investment companies
Subadvisors of Affiliated Underlying Funds
Dimensional Fund Advisors, LP	(DFA)
Manulife Investment Management (US) LLC	(MIM US)
Redwood Investments, LLC	(Redwood)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Wellington Management Company, LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)
The accompanying notes are an integral part of the financial statements.	16

John Hancock Variable Insurance Trust
Statements of assets and liabilities — December 31, 2020

Assets	Managed Volatility Aggressive Portfolio	Managed Volatility Growth Portfolio	Managed Volatility Balanced Portfolio	Managed Volatility Moderate Portfolio	Managed Volatility Conservative Portfolio
Unaffiliated investments, at value	$40,570,879	$78,995,380	$56,850,930	$20,822,602	$9,990,948
Affiliated investments, at value	296,526,816	7,081,285,377	5,921,817,902	1,698,420,674	993,897,051
Total investments, at value	337,097,695	7,160,280,757	5,978,668,832	1,719,243,276	1,003,887,999
Receivable for futures variation margin	—	771,540	638,539	176,153	65,866
Foreign currency, at value	492,336	6,383,111	3,214,493	719,544	766,557
Collateral held at broker for futures contracts	—	33,750,000	20,400,000	5,850,000	1,770,000
Dividends and interest receivable	7,787	2,810,149	3,989,514	1,379,696	1,078,142
Receivable for fund shares sold	8,717	—	366,284	112,770	223,722
Receivable for investments sold	262,609	4,917,926	2,009,089	1,093,687	23,760
Receivable from affiliates	426	1,505	769	639	567
Other assets	4,933	65,693	55,952	17,561	11,476
Total assets	337,874,503	7,208,980,681	6,009,343,472	1,728,593,326	1,007,828,089
Liabilities
Due to custodian	—	1,912	204,630	2,853	—
Payable for investments purchased	1,111,915	2,685,518	3,910,133	1,446,449	1,227,900
Payable for fund shares repurchased	280,689	4,680,397	1,993,917	1,070,598	198,790
Payable to affiliates
Accounting and legal services fees	14,170	308,298	258,195	74,753	44,137
Trustees' fees	107	1,298	1,043	334	219
Other liabilities and accrued expenses	123,837	196,393	160,271	59,368	42,708
Total liabilities	1,530,718	7,873,816	6,528,189	2,654,355	1,513,754
Net assets	$336,343,785	$7,201,106,865	$6,002,815,283	$1,725,938,971	$1,006,314,335
Net assets consist of
Paid-in capital	$337,103,479	$6,816,112,460	$5,678,571,703	$1,639,542,889	$970,705,410
Total distributable earnings (loss)	(759,694)	384,994,405	324,243,580	86,396,082	35,608,925
Net assets	$336,343,785	$7,201,106,865	$6,002,815,283	$1,725,938,971	$1,006,314,335
Unaffiliated investments, at cost	$33,750,426	$72,623,723	$47,620,790	$17,502,982	$8,994,865
Affiliated investments, at cost	$247,044,598	$6,052,507,728	$5,197,227,036	$1,510,735,597	$903,978,989
Foreign currency, at cost	$485,192	$6,332,060	$3,200,317	$716,734	$748,519
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$55,770,938	$545,477,951	$497,529,519	$208,481,485	$153,647,468
Shares outstanding	5,628,350	45,346,429	42,680,936	18,229,447	13,223,548
Net asset value, offering price and redemption price per share	$9.91	$12.03	$11.66	$11.44	$11.62
Series II
Net assets	$56,849,458	$5,886,484,114	$4,288,086,396	$1,378,794,483	$793,617,104
Shares outstanding	5,758,482	491,396,514	370,688,417	121,555,830	68,885,814
Net asset value, offering price and redemption price per share	$9.87	$11.98	$11.57	$11.34	$11.52
Series NAV
Net assets	$223,723,389	$769,144,800	$1,217,199,368	$138,663,003	$59,049,763
Shares outstanding	22,567,575	63,828,931	104,086,324	12,109,896	5,068,117
Net asset value, offering price and redemption price per share	$9.91	$12.05	$11.69	$11.45	$11.65
The accompanying notes are an integral part of the financial statements.
17

John Hancock Variable Insurance Trust
Statements of operations — For the year ended December 31, 2020

Investment income	Managed Volatility Aggressive Portfolio	Managed Volatility Growth Portfolio	Managed Volatility Balanced Portfolio	Managed Volatility Moderate Portfolio	Managed Volatility Conservative Portfolio
Dividends from affiliated investments	$3,783,209	$135,071,249	$133,542,846	$41,394,496	$27,946,969
Dividends from unaffiliated investments	669,573	913,232	677,298	248,487	75,208
Interest	24,533	621,166	451,413	119,509	56,731
Less foreign taxes withheld	(7,439)	(24,138)	—	—	—
Total investment income	4,469,876	136,581,509	134,671,557	41,762,492	28,078,908
Expenses
Investment management fees	893,885	14,452,373	11,012,082	2,987,085	1,785,157
Distribution and service fees	172,887	15,131,192	11,042,021	3,575,149	2,135,301
Accounting and legal services fees	54,328	1,222,966	1,018,992	295,296	177,596
Trustees' fees	5,492	118,955	97,637	28,202	16,896
Custodian fees	34,973	35,140	35,140	35,140	35,140
Printing and postage	41,664	241,618	191,170	66,368	45,196
Professional fees	122,381	180,038	153,745	65,874	51,789
Other	26,770	243,727	167,293	48,597	30,272
Total expenses	1,352,380	31,626,009	23,718,080	7,101,711	4,277,347
Less expense reductions	(663,913)	(9,085,611)	(6,916,543)	(1,922,783)	(1,158,367)
Net expenses	688,467	22,540,398	16,801,537	5,178,928	3,118,980
Net investment income	3,781,409	114,041,111	117,870,020	36,583,564	24,959,928
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(361,624)	1,425,634	2,832,940	984,814	445,494
Affiliated investments	(9,134,322)	135,250,905	79,907,229	10,308,669	10,096,547
Capital gain distributions received from affiliated investments	14,285,072	272,604,475	173,500,926	43,132,528	13,429,740
Futures contracts	(58,908,123)	(1,012,059,236)	(621,183,600)	(146,248,138)	(70,814,911)
	(54,118,997)	(602,778,222)	(364,942,505)	(91,822,127)	(46,843,130)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	1,590,254	1,236,896	4,020,161	1,444,670	455,217
Affiliated investments	28,450,896	293,945,133	302,452,431	98,356,571	51,522,489
Futures contracts	—	(11,633,967)	(5,066,722)	(1,182,946)	(306,413)
	30,041,150	283,548,062	301,405,870	98,618,295	51,671,293
Net realized and unrealized gain (loss)	(24,077,847)	(319,230,160)	(63,536,635)	6,796,168	4,828,163
Increase (decrease) in net assets from operations	$(20,296,438)	$(205,189,049)	$54,333,385	$43,379,732	$29,788,091
The accompanying notes are an integral part of the financial statements.
18

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Managed Volatility Aggressive Portfolio		Managed Volatility Growth Portfolio		Managed Volatility Balanced Portfolio
Increase (decrease) in net assets	Year ended 12-31-20	Year ended 12-31-19	Year ended 12-31-20	Year ended 12-31-19	Year ended 12-31-20	Year ended 12-31-19
From operations
Net investment income	$3,781,409	$5,426,733	$114,041,111	$142,860,768	$117,870,020	$130,508,873
Net realized gain (loss)	(54,118,997)	3,460,765	(602,778,222)	410,445,700	(364,942,505)	290,901,352
Change in net unrealized appreciation (depreciation)	30,041,150	59,251,607	283,548,062	946,514,459	301,405,870	684,269,056
Increase (decrease) in net assets resulting from operations	(20,296,438)	68,139,105	(205,189,049)	1,499,820,927	54,333,385	1,105,679,281
Distributions to shareholders
From earnings
Series I	(1,466,789)	(7,398,444)	(42,879,993)	(55,357,423)	(37,912,138)	(34,805,144)
Series II	(1,378,257)	(7,601,668)	(458,312,536)	(625,007,890)	(321,920,292)	(309,386,737)
Series NAV	(5,783,421)	(25,936,239)	(60,339,840)	(70,370,701)	(91,761,085)	(78,418,788)
Total distributions	(8,628,467)	(40,936,351)	(561,532,369)	(750,736,014)	(451,593,515)	(422,610,669)
From portfolio share transactions
Portfolio share transactions	(16,657,448)	16,837,084	(592,255,161)	(413,421,389)	(373,811,019)	(473,584,428)
Total increase (decrease)	(45,582,353)	44,039,838	(1,358,976,579)	335,663,524	(771,071,149)	209,484,184
Net assets
Beginning of year	381,926,138	337,886,300	8,560,083,444	8,224,419,920	6,773,886,432	6,564,402,248
End of year	$336,343,785	$381,926,138	$7,201,106,865	$8,560,083,444	$6,002,815,283	$6,773,886,432
	Managed Volatility Moderate Portfolio		Managed Volatility Conservative Portfolio
Increase (decrease) in net assets	Year ended 12-31-20	Year ended 12-31-19	Year ended 12-31-20	Year ended 12-31-19
From operations
Net investment income	$36,583,564	$39,036,190	$24,959,928	$25,771,735
Net realized gain (loss)	(91,822,127)	74,502,501	(46,843,130)	20,562,796
Change in net unrealized appreciation (depreciation)	98,618,295	182,813,209	51,671,293	93,701,224
Increase (decrease) in net assets resulting from operations	43,379,732	296,351,900	29,788,091	140,035,755
Distributions to shareholders
From earnings
Series I	(15,203,973)	(13,226,061)	(6,678,632)	(3,869,345)
Series II	(97,917,019)	(86,828,055)	(33,603,380)	(19,273,771)
Series NAV	(9,895,427)	(7,702,872)	(2,588,280)	(1,336,226)
Total distributions	(123,016,419)	(107,756,988)	(42,870,292)	(24,479,342)
From portfolio share transactions
Portfolio share transactions	(117,606,330)	(171,516,416)	(90,955,045)	(119,936,090)
Total increase (decrease)	(197,243,017)	17,078,496	(104,037,246)	(4,379,677)
Net assets
Beginning of year	1,923,181,988	1,906,103,492	1,110,351,581	1,114,731,258
End of year	$1,725,938,971	$1,923,181,988	$1,006,314,335	$1,110,351,581
The accompanying notes are an integral part of the financial statements.
19

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Managed Volatility Aggressive Portfolio
Series I
12-31-2020	10.69	0.11	(0.63)	(0.52)	(0.14)	(0.12)	(0.26)	9.91	(4.76)	0.41	0.21	1.14	56	20
12-31-2019	9.97	0.16	1.80	1.96	(0.13)	(1.11)	(1.24)	10.69	20.78	0.36	0.18	1.46	68	15
12-31-2018	11.90	0.15	(1.07)	(0.92)	(0.14)	(0.87)	(1.01)	9.97	(8.46)	0.18	0.10	1.26	64	58
12-31-2017	9.85	0.13	2.11	2.24	(0.13)	(0.06)	(0.19)	11.90	22.82	0.16	0.09	1.15	80	15
12-31-2016	9.91	0.14	0.05	0.19	(0.14)	(0.11)	(0.25)	9.85	1.95	0.15	0.10	1.40	76	55
Series II
12-31-2020	10.66	0.09	(0.64)	(0.55)	(0.12)	(0.12)	(0.24)	9.87	(5.04)	0.61	0.41	0.93	57	20
12-31-2019	9.94	0.13	1.81	1.94	(0.11)	(1.11)	(1.22)	10.66	20.63	0.56	0.38	1.26	70	15
12-31-2018	11.86	0.12	(1.05)	(0.93)	(0.12)	(0.87)	(0.99)	9.94	(8.61)	0.38	0.30	1.04	67	58
12-31-2017	9.82	0.10	2.12	2.22	(0.12)	(0.06)	(0.18)	11.86	22.56	0.36	0.29	0.94	88	15
12-31-2016	9.89	0.11	0.05	0.16	(0.12)	(0.11)	(0.23)	9.82	1.66	0.35	0.30	1.17	87	55
Series NAV
12-31-2020	10.70	0.12	(0.65)	(0.53)	(0.14)	(0.12)	(0.26)	9.91	(4.80)	0.36	0.16	1.23	224	20
12-31-2019	9.98	0.17	1.80	1.97	(0.14)	(1.11)	(1.25)	10.70	20.82	0.31	0.13	1.57	243	15
12-31-2018	11.90	0.16	(1.06)	(0.90)	(0.15)	(0.87)	(1.02)	9.98	(8.32)	0.13	0.05	1.37	207	58
12-31-2017	9.85	0.14	2.11	2.25	(0.14)	(0.06)	(0.20)	11.90	22.88	0.11	0.04	1.25	227	15
12-31-2016	9.91	0.14	0.06	0.20	(0.15)	(0.11)	(0.26)	9.85	1.90	0.10	0.05	1.46	194	55
1. Based on average daily shares outstanding. 2. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 3. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
Managed Volatility Growth Portfolio
Series I
12-31-2020	13.28	0.21	(0.46)	(0.25)	(0.24)	(0.76)	(1.00)	12.03	(1.42)	0.28	0.15	1.75	545	13
12-31-2019	12.20	0.24	2.06	2.30	(0.21)	(1.01)	(1.22)	13.28	19.56	0.27	0.13	1.85	627	8
12-31-2018	14.55	0.24	(1.08)	(0.84)	(0.23)	(1.28)	(1.51)	12.20	(6.54)	0.15	0.10	1.67	591	37
12-31-2017	12.99	0.23	2.14	2.37	(0.24)	(0.57)	(0.81)	14.55	18.59	0.13	0.09	1.67	709	9
12-31-2016	13.17	0.22	0.23	0.45	(0.23)	(0.40)	(0.63)	12.99	3.34	0.12	0.10	1.72	676	26
Series II
12-31-2020	13.23	0.18	(0.46)	(0.28)	(0.21)	(0.76)	(0.97)	11.98	(1.60)	0.48	0.35	1.53	5,886	13
12-31-2019	12.16	0.21	2.06	2.27	(0.19)	(1.01)	(1.20)	13.23	19.32	0.47	0.33	1.64	7,116	8
12-31-2018	14.51	0.21	(1.07)	(0.86)	(0.21)	(1.28)	(1.49)	12.16	(6.70)	0.35	0.30	1.45	6,931	37
12-31-2017	12.95	0.20	2.14	2.34	(0.21)	(0.57)	(0.78)	14.51	18.35	0.33	0.29	1.46	8,532	9
12-31-2016	13.14	0.19	0.22	0.41	(0.20)	(0.40)	(0.60)	12.95	3.15	0.32	0.30	1.49	8,177	26
Series NAV
12-31-2020	13.30	0.22	(0.47)	(0.25)	(0.24)	(0.76)	(1.00)	12.05	(1.37)	0.23	0.10	1.85	769	13
12-31-2019	12.21	0.26	2.06	2.32	(0.22)	(1.01)	(1.23)	13.30	19.68	0.22	0.08	1.95	817	8
12-31-2018	14.57	0.25	(1.09)	(0.84)	(0.24)	(1.28)	(1.52)	12.21	(6.55)	0.10	0.05	1.76	703	37
12-31-2017	13.00	0.25	2.14	2.39	(0.25)	(0.57)	(0.82)	14.57	18.71	0.08	0.04	1.77	778	9
12-31-2016	13.19	0.24	0.21	0.45	(0.24)	(0.40)	(0.64)	13.00	3.38	0.07	0.05	1.81	677	26
1. Based on average daily shares outstanding. 2. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 3. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
The accompanying notes are an integral part of the financial statements.
20

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Managed Volatility Balanced Portfolio
Series I
12-31-2020	12.41	0.25	(0.07)	0.18	(0.27)	(0.66)	(0.93)	11.66	1.81	0.26	0.15	2.11	498	12
12-31-2019	11.23	0.25	1.73	1.98	(0.23)	(0.57)	(0.80)	12.41	17.92	0.26	0.13	2.07	556	8
12-31-2018	12.96	0.25	(0.82)	(0.57)	(0.25)	(0.91)	(1.16)	11.23	(4.89)	0.15	0.10	1.95	531	36
12-31-2017	12.05	0.24	1.44	1.68	(0.25)	(0.52)	(0.77)	12.96	14.13	0.13	0.09	1.91	642	7
12-31-2016	12.24	0.24	0.35	0.59	(0.25)	(0.53)	(0.78)	12.05	4.79	0.12	0.09	1.97	629	17
Series II
12-31-2020	12.33	0.22	(0.08)	0.14	(0.24)	(0.66)	(0.90)	11.57	1.55	0.46	0.35	1.89	4,288	12
12-31-2019	11.16	0.22	1.72	1.94	(0.20)	(0.57)	(0.77)	12.33	17.73	0.46	0.33	1.86	4,957	8
12-31-2018	12.89	0.22	(0.82)	(0.60)	(0.22)	(0.91)	(1.13)	11.16	(5.04)	0.35	0.30	1.73	4,900	36
12-31-2017	11.99	0.21	1.43	1.64	(0.22)	(0.52)	(0.74)	12.89	13.82	0.33	0.29	1.68	5,985	7
12-31-2016	12.18	0.21	0.35	0.56	(0.22)	(0.53)	(0.75)	11.99	4.61	0.32	0.29	1.75	6,054	17
Series NAV
12-31-2020	12.45	0.26	(0.09)	0.17	(0.27)	(0.66)	(0.93)	11.69	1.77	0.21	0.10	2.20	1,217	12
12-31-2019	11.26	0.26	1.73	1.99	(0.23)	(0.57)	(0.80)	12.45	18.02	0.21	0.08	2.16	1,261	8
12-31-2018	12.99	0.26	(0.83)	(0.57)	(0.25)	(0.91)	(1.16)	11.26	(4.82)	0.10	0.05	2.04	1,133	36
12-31-2017	12.08	0.25	1.44	1.69	(0.26)	(0.52)	(0.78)	12.99	14.15	0.08	0.04	1.99	1,272	7
12-31-2016	12.26	0.25	0.35	0.60	(0.25)	(0.53)	(0.78)	12.08	4.92	0.07	0.04	2.06	1,183	17
1. Based on average daily shares outstanding. 2. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 3. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
Managed Volatility Moderate Portfolio
Series I
12-31-2020	11.94	0.26	0.10	0.36	(0.28)	(0.58)	(0.86)	11.44	3.31	0.25	0.14	2.29	208	11
12-31-2019	10.84	0.26	1.53	1.79	(0.24)	(0.45)	(0.69)	11.94	16.72	0.25	0.13	2.18	234	8
12-31-2018	12.33	0.26	(0.71)	(0.45)	(0.26)	(0.78)	(1.04)	10.84	(3.99)	0.14	0.09	2.12	230	35
12-31-2017	11.65	0.25	1.12	1.37	(0.26)	(0.43)	(0.69)	12.33	11.88	0.13	0.09	2.05	266	9
12-31-2016	11.72	0.25	0.38	0.63	(0.25)	(0.45)	(0.70)	11.65	5.29	0.12	0.09	2.07	259	13
Series II
12-31-2020	11.85	0.23	0.10	0.33	(0.26)	(0.58)	(0.84)	11.34	3.05	0.45	0.34	2.06	1,379	11
12-31-2019	10.77	0.23	1.52	1.75	(0.22)	(0.45)	(0.67)	11.85	16.43	0.45	0.33	1.97	1,552	8
12-31-2018	12.25	0.23	(0.69)	(0.46)	(0.24)	(0.78)	(1.02)	10.77	(4.12)	0.34	0.29	1.89	1,557	35
12-31-2017	11.58	0.22	1.11	1.33	(0.23)	(0.43)	(0.66)	12.25	11.65	0.33	0.29	1.80	1,891	9
12-31-2016	11.65	0.22	0.38	0.60	(0.22)	(0.45)	(0.67)	11.58	5.12	0.32	0.29	1.83	1,966	13
Series NAV
12-31-2020	11.96	0.27	0.08	0.35	(0.28)	(0.58)	(0.86)	11.45	3.27	0.20	0.09	2.38	139	11
12-31-2019	10.85	0.27	1.54	1.81	(0.25)	(0.45)	(0.70)	11.96	16.85	0.20	0.08	2.29	137	8
12-31-2018	12.34	0.26	(0.70)	(0.44)	(0.27)	(0.78)	(1.05)	10.85	(3.94)	0.09	0.04	2.15	119	35
12-31-2017	11.65	0.26	1.12	1.38	(0.26)	(0.43)	(0.69)	12.34	12.02	0.08	0.04	2.11	134	9
12-31-2016	11.73	0.26	0.36	0.62	(0.25)	(0.45)	(0.70)	11.65	5.25	0.07	0.04	2.15	116	13
1. Based on average daily shares outstanding. 2. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 3. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
The accompanying notes are an integral part of the financial statements.
21

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Managed Volatility Conservative Portfolio
Series I
12-31-2020	11.75	0.30	0.09	0.39	(0.33)	(0.19)	(0.52)	11.62	3.39	0.26	0.14	2.57	154	10
12-31-2019	10.61	0.29	1.13	1.42	(0.26)	(0.02)	(0.28)	11.75	13.38	0.25	0.14	2.50	166	8
12-31-2018	11.48	0.27	(0.51)	(0.24)	(0.28)	(0.35)	(0.63)	10.61	(2.18)	0.15	0.09	2.43	155	34
12-31-2017	11.12	0.26	0.60	0.86	(0.27)	(0.23)	(0.50)	11.48	7.82	0.13	0.08	2.26	177	8
12-31-2016	11.14	0.27	0.24	0.51	(0.27)	(0.26)	(0.53)	11.12	4.58	0.12	0.09	2.38	188	11
Series II
12-31-2020	11.66	0.27	0.09	0.36	(0.31)	(0.19)	(0.50)	11.52	3.13	0.46	0.34	2.36	794	10
12-31-2019	10.53	0.25	1.14	1.39	(0.24)	(0.02)	(0.26)	11.66	13.18	0.45	0.34	2.23	888	8
12-31-2018	11.40	0.25	(0.52)	(0.27)	(0.25)	(0.35)	(0.60)	10.53	(2.39)	0.35	0.29	2.19	908	34
12-31-2017	11.04	0.23	0.61	0.84	(0.25)	(0.23)	(0.48)	11.40	7.67	0.33	0.28	2.03	1,112	8
12-31-2016	11.07	0.24	0.24	0.48	(0.25)	(0.26)	(0.51)	11.04	4.31	0.32	0.29	2.10	1,236	11
Series NAV
12-31-2020	11.78	0.31	0.09	0.40	(0.34)	(0.19)	(0.53)	11.65	3.43	0.21	0.09	2.71	59	10
12-31-2019	10.64	0.29	1.14	1.43	(0.27)	(0.02)	(0.29)	11.78	13.50	0.20	0.09	2.55	56	8
12-31-2018	11.51	0.27	(0.51)	(0.24)	(0.28)	(0.35)	(0.63)	10.64	(2.21)	0.10	0.04	2.42	51	34
12-31-2017	11.14	0.32	0.56	0.88	(0.28)	(0.23)	(0.51)	11.51	7.94	0.08	0.03	2.73	64	8
12-31-2016	11.17	0.28	0.23	0.51	(0.28)	(0.26)	(0.54)	11.14	4.53	0.07	0.04	2.42	50	11
1. Based on average daily shares outstanding. 2. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 3. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
The accompanying notes are an integral part of the financial statements.
22

John Hancock Variable Insurance Trust
Notes to financial statements

1.  Organization
John Hancock Variable Insurance Trust (the Trust) is a no-load, open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, five of which are presented in this report (collectively, Managed Volatility Portfolios, or the portfolios and individually, the portfolio). The portfolios operate as “funds of funds” that may invest in affiliated underlying funds of the Trust, other funds in the John Hancock group of funds complex, non-John Hancock funds and certain other permitted investments.
The portfolios may offer multiple classes of shares: Series I, Series II, and Series NAV. The shares currently offered by each portfolio are shown on the Statements of assets and liabilities. Shares of the portfolios are presently offered only to certain affiliates of John Hancock Variable Trust Advisers LLC (the Advisor). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, for each class may differ.
The investment objectives of portfolios are as follows:
Managed Volatility Aggressive Portfolio
To seek long term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Managed Volatility Growth Portfolio
To seek long term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Managed Volatility Balanced Portfolio
To seek growth of capital and current income while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Managed Volatility Moderate Portfolio
To seek current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Managed Volatility Conservative Portfolio
To seek current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
The accounting policies of the underlying funds in which the portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements. These are available on the Securities and Exchange Commission (SEC) website at sec.gov. John Hancock underlying funds' shareholder reports are also available without charge by calling 800-344-1029 or visiting jhannuities.com. The underlying funds are not covered by this report.
On December 10, 2020, the Board of Trustees voted to recommend that shareholders approve the reorganization, that is expected to be tax-free, of Managed Volatility Aggressive Portfolio into Managed Volatility Growth Portfolio. The reorganization is expected to occur as of the close of business on or about April 23, 2021.
2.  Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios' Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Investments in affiliated underlying funds and/or other open-end management investment companies, other than exchange-traded funds (ETFs), are valued at their respective NAVs each business day. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 p.m. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
23

Significant accounting policies, continued

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios' Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios' investments as of December 31, 2020, by major security category or type:
	Total value at 12-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Managed Volatility Aggressive Portfolio
Investments in securities:
Assets
Affiliated investment companies	$296,526,816	$296,526,816	—	—
Unaffiliated investment companies	37,734,087	37,734,087	—	—
Short-term investments	2,836,792	2,836,792	—	—
Total investments in securities	$337,097,695	$337,097,695	—	—

Managed Volatility Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$7,081,285,377	$7,081,285,377	—	—
Unaffiliated investment companies	50,539,475	50,539,475	—	—
Short-term investments	28,455,905	21,256,595	$7,199,310	—
Total investments in securities	$7,160,280,757	$7,153,081,447	$7,199,310	—
Derivatives:
Assets
Futures	$6,409,837	$5,833,544	$576,293	—
Liabilities
Futures	(154,268)	(154,268)	—	—

Managed Volatility Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$5,921,817,902	$5,921,817,902	—	—
Unaffiliated investment companies	38,968,000	38,968,000	—	—
Short-term investments	17,882,930	9,582,854	$8,300,076	—
Total investments in securities	$5,978,668,832	$5,970,368,756	$8,300,076	—
Derivatives:
Assets
Futures	$5,796,220	$5,387,930	$408,290	—
Liabilities
Futures	(124,222)	(124,222)	—	—

Managed Volatility Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,698,420,674	$1,698,420,674	—	—
Unaffiliated investment companies	14,032,082	14,032,082	—	—
U.S. Government and Agency obligations	3,000,318	—	$3,000,318	—
24

Significant accounting policies, continued

	Total value at 12-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Managed Volatility Moderate Portfolio (continued)
Short-term investments	$3,790,202	$3,790,202	—	—
Total investments in securities	$1,719,243,276	$1,716,242,958	$3,000,318	—
Derivatives:
Assets
Futures	$1,367,774	$1,259,351	$108,423	—
Liabilities
Futures	(24,763)	(24,763)	—	—

Managed Volatility Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$993,897,051	$993,897,051	—	—
Unaffiliated investment companies	4,130,375	4,130,375	—	—
U.S. Government and Agency obligations	2,000,212	—	$2,000,212	—
Short-term investments	3,860,361	1,460,629	2,399,732	—
Total investments in securities	$1,003,887,999	$999,488,055	$4,399,944	—
Derivatives:
Assets
Futures	$445,840	$415,931	$29,909	—
Liabilities
Futures	(5,885)	(5,885)	—	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Capital gain distributions from underlying funds are recorded on ex-date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Return of capital distributions from underlying funds, if any, are treated as a reduction of cost.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The portfolios may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the portfolios' understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the portfolios as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios' custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. Effective June 25, 2020, the portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $850 million, subject to asset coverage and other limitations as specified in the agreement. Each participating portfolio paid an upfront fee in connection with this line of credit agreement, which is charged based on a combination of fixed and asset-based allocations and amortized over 365 days. Prior to June 25, 2020, the portfolios and other affiliated funds had a similar agreement that enabled them to participate in a $750 million unsecured committed line of credit. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each
25

Significant accounting policies, continued

participating portfolio based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statements of operations.
Commitment fees, including upfront fees, for the year ended December 31, 2020 were as follows:
Portfolio	Commitment fee
Managed Volatility Aggressive Portfolio	$5,500
Managed Volatility Growth Portfolio	32,722
Managed Volatility Balanced Portfolio	28,057
Managed Volatility Moderate Portfolio	11,144
Managed Volatility Conservative Portfolio	8,370
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
The following table details the capital loss carryforward available as of December 31, 2020:
	No Expiration Date
Portfolio	Short Term	Long Term
Managed Volatility Aggressive Portfolio	$ 24,959,340	$18,396,844
Managed Volatility Growth Portfolio	439,194,280	125,903,723
Managed Volatility Balanced Portfolio	260,787,255	76,673,901
Managed Volatility Moderate Portfolio	60,373,826	21,740,924
Managed Volatility Conservative Portfolio	29,053,111	16,205,216
As of December 31, 2020, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on December 31, 2020, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Managed Volatility Aggressive Portfolio	$295,219,300	$43,194,070	$(1,315,675)	$41,878,395
Managed Volatility Growth Portfolio	6,230,898,387	957,125,596	(21,487,657)	935,637,939
Managed Volatility Balanced Portfolio	5,334,597,723	662,057,637	(12,314,530)	649,743,107
Managed Volatility Moderate Portfolio	1,555,254,793	167,157,000	(1,825,506)	165,331,494
Managed Volatility Conservative Portfolio	925,392,257	78,935,785	(88)	78,935,697
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually.
The tax character of distributions for the year ended December 31, 2020 was as follows:
Portfolio	Ordinary Income	Long Term Capital Gains	Total
Managed Volatility Aggressive Portfolio	$4,778,815	$3,849,652	$8,628,467
Managed Volatility Growth Portfolio	139,588,182	421,944,187	561,532,369
Managed Volatility Balanced Portfolio	143,915,838	307,677,677	451,593,515
Managed Volatility Moderate Portfolio	47,318,000	75,698,419	123,016,419
Managed Volatility Conservative Portfolio	29,871,556	12,998,736	42,870,292
The tax character of distributions for the year ended December 31, 2019 was as follows:
Portfolio	Ordinary Income	Long Term Capital Gains	Total
Managed Volatility Aggressive Portfolio	$4,854,939	$36,081,412	$40,936,351
Managed Volatility Growth Portfolio	130,076,631	620,659,383	750,736,014
Managed Volatility Balanced Portfolio	121,630,821	300,979,848	422,610,669
Managed Volatility Moderate Portfolio	36,784,857	70,972,131	107,756,988
Managed Volatility Conservative Portfolio	24,479,342	—	24,479,342
26

Significant accounting policies, continued

Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of December 31, 2020, the components of distributable earnings on a tax basis were as follows:
Portfolio	Undistributed Ordinary Income
Managed Volatility Aggressive Portfolio	$710,951
Managed Volatility Growth Portfolio	14,403,418
Managed Volatility Balanced Portfolio	11,959,664
Managed Volatility Moderate Portfolio	3,176,528
Managed Volatility Conservative Portfolio	1,913,517
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios' financial statements as a return of capital. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and derivative transactions.
3.  Derivative instruments
The portfolios may invest in derivatives in order to meet their investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the portfolios are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a portfolio than OTC transactions. The exchange or clearinghouse stands between the portfolios and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects the portfolios to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the portfolios to unlimited risk of loss.
Upon entering into a futures contract, the portfolio is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by a portfolio is detailed in the Statements of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the portfolios, if any, are identified in the Portfolios of investments. Subsequent payments, referred to as variation margin, are made or received by a portfolio periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the portfolio. Receivable/Payable for futures variation margin is included in the Statements of assets and liabilities. When the contract is closed, a portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The following table details how the portfolios used futures contracts during the year ended December 31, 2020. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
Managed Volatility Aggressive Portfolio	To manage volatility of returns and gain exposure to foreign currencies. At December 31, 2020, there were no open futures contracts.	Up to $262.2 million
Managed Volatility Growth Portfolio	To manage volatility of returns and gain exposure to foreign currencies.	$479.1 million to $4.2 billion
Managed Volatility Balanced Portfolio	To manage volatility of returns and gain exposure to foreign currencies.	$323.6 million to $2.3 billion
Managed Volatility Moderate Portfolio	To manage volatility of returns and gain exposure to foreign currencies.	$61.2 million to $524.1 million
Managed Volatility Conservative Portfolio	To manage volatility of returns and gain exposure to foreign currencies.	$24.9 million to $217.2 million
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the portfolios at December 31, 2020 by risk category:
Portfolio	Risk	Statements of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Managed Volatility Growth Portfolio	Currency	Receivable/payable for futures variation margin[1]	Futures	$207,778	—
	Equity	Receivable/payable for futures variation margin[1]	Futures	6,202,059	$(154,268)
				$6,409,837	$(154,268)
27

Derivative instruments, continued

Portfolio	Risk	Statements of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Managed Volatility Balanced Portfolio	Currency	Receivable/payable for futures variation margin[1]	Futures	$476,278	—
	Equity	Receivable/payable for futures variation margin[1]	Futures	5,319,942	$(124,222)
				$5,796,220	$(124,222)
Managed Volatility Moderate Portfolio	Currency	Receivable/payable for futures variation margin[1]	Futures	$99,448	—
	Equity	Receivable/payable for futures variation margin[1]	Futures	1,268,326	$(24,763)
				$1,367,774	$(24,763)
Managed Volatility Conservative Portfolio	Currency	Receivable/payable for futures variation margin[1]	Futures	$25,502	—
	Equity	Receivable/payable for futures variation margin[1]	Futures	420,338	$(5,885)
				$445,840	$(5,885)

[1]	Reflects cumulative appreciation/depreciation on futures as disclosed in the Portfolios of investments. Only the year end variation margin is separately disclosed on the Statements of assets and liabilities.
Effect of derivative instruments on the Statements of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended December 31, 2020:
		Statements of operations location - Net realized gain (loss) on:
Portfolio	Risk	Futures contracts
Managed Volatility Aggressive Portfolio	Currency	$(1,530,905)
	Equity	(57,377,218)
	Total	$(58,908,123)
Managed Volatility Growth Portfolio	Currency	$(20,934,384)
	Equity	(991,124,852)
	Total	$(1,012,059,236)
Managed Volatility Balanced Portfolio	Currency	$(9,700,749)
	Equity	(611,482,851)
	Total	$(621,183,600)
Managed Volatility Moderate Portfolio	Currency	$(2,220,996)
	Equity	(144,027,142)
	Total	$(146,248,138)
Managed Volatility Conservative Portfolio	Currency	$(1,682,379)
	Equity	(69,132,532)
	Total	$(70,814,911)
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended December 31, 2020:
		Statements of operations location - Change in net unrealized appreciation (depreciation) of:
Portfolio	Risk	Futures contracts
Managed Volatility Growth Portfolio	Currency	$(396,950)
	Equity	(11,237,017)
	Total	$(11,633,967)
Managed Volatility Balanced Portfolio	Currency	$133,481
	Equity	(5,200,203)
	Total	$(5,066,722)
Managed Volatility Moderate Portfolio	Currency	$20,708
	Equity	(1,203,654)
	Total	$(1,182,946)
Managed Volatility Conservative Portfolio	Currency	$6,258
	Equity	(312,671)
	Total	$(306,413)
28

4.  Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
5.  Fees and transactions with affiliates
John Hancock Variable Trust Advisers LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Distributors, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.
Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor as detailed below. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, which is an indirect wholly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The portfolios are not responsible for payment of the subadvisory fees.
The management fee has two components: (a) a fee on assets invested in affiliated funds (Affiliated Funds Assets) and (b) a fee on assets not invested in affiliated funds (Other Assets). Affiliated funds are any fund of the Trust (excluding 500 Index Trust, International Equity Index Trust and Total Bond Market Trust), John Hancock Funds II ( JHF II) and John Hancock Funds III. Aggregate net assets include the net assets of the portfolios and the net assets of similar funds of the Trust and JHF II.
Under the advisory agreement, the portfolios pay a daily management fee to the Advisor. The rates, outlined below, are applied to the Affiliated Funds Assets and Other Assets of each portfolio.
	First $7.5 billion of aggregate net assets	Excess over $7.5 billion of aggregate net assets
Affiliated Funds Assets	0.050%	0.040%
Other assets	0.500%	0.490%
Expense reimbursements.The advisor has contractually agreed to reduce its management fee and/or make payment to the portfolios in an amount equal to the amount by which “Other expenses” of the portfolios exceed 0.00% of the average daily net assets of each portfolio. “Other expenses” means all of the expenses of the portfolios, excluding certain expenses such as management fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolios' business, distribution and service (Rule 12b-1) fees, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on April 30, 2021 unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has voluntarily agreed to waive its management fee or reimburse the portfolios so that the aggregate management fee retained by the Advisor with respect to both the portfolios and the underlying investments does not exceed 0.50% of the portfolios’ first $7.5 billion of aggregate daily net assets and 0.49% of the portfolios’ aggregate net assets in excess of $7.5 billion. In addition, the Advisor voluntarily agreed to waive its management fees and/or reduce expenses by 0.01% of each portfolio’s average net assets. These voluntary waivers may be terminated at any time by the Advisor upon notice to the Trust.
For the year ended December 31, 2020, the expense reductions described above amounted to the following:
	Expense reimbursement by class
Portfolio	Series I	Series II	Series NAV	Total
Managed Volatility Aggressive Portfolio	$115,693	$117,079	$431,141	$663,913
Managed Volatility Growth Portfolio	679,332	7,484,179	922,100	9,085,611
Managed Volatility Balanced Portfolio	572,886	4,997,194	1,346,463	6,916,543
Managed Volatility Moderate Portfolio	232,673	1,543,621	146,489	1,922,783
Managed Volatility Conservative Portfolio	174,534	919,920	63,913	1,158,367
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended December 31, 2020, were equivalent to a net annual effective rate of the portfolios' average daily net assets as follows:
Portfolio	Net Annual Effective Rate
Managed Volatility Aggressive Portfolio	0.07%
Managed Volatility Growth Portfolio	0.07%
Managed Volatility Balanced Portfolio	0.07%
Managed Volatility Moderate Portfolio	0.06%
Managed Volatility Conservative Portfolio	0.06%
Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended December 31, 2020, amounted to an annual rate of 0.02% of the portfolios' average daily net assets.
29

Fees and transactions with affiliates, continued

Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios' shares:
Class	Rule 12b-1 Fee
Series I	0.15%
Series II	0.35%
Currently only 0.05% for Series I shares and 0.25% for Series II shares are charged for 12b-1 fees.
Distribution and service fees for the year ended December 31, 2020 were:
	Distribution and service fees by class
Portfolio	Series l	Series ll	Total
Managed Volatility Aggressive Portfolio	$ 28,498	$ 144,389	$172,887
Managed Volatility Growth Portfolio	269,897	14,861,295	15,131,192
Managed Volatility Balanced Portfolio	247,506	10,794,515	11,042,021
Managed Volatility Moderate Portfolio	104,613	3,470,536	3,575,149
Managed Volatility Conservative Portfolio	78,052	2,057,249	2,135,301
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the portfolios, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the portfolios to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statements of operations. The portfolios' activity in this program during the period for which loans were outstanding was as follows:
Portfolio	Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Managed Volatility Balanced Portfolio	Borrower	$12,498,357	4	0.925%	$(1,285)
Managed Volatility Growth Portfolio	Borrower	$22,198,064	6	0.908%	$(3,361)
6.  Portfolio share transactions
Transactions in portfolios' shares for the years ended December 31, 2020 and 2019 were as follows:
Managed Volatility Aggressive Portfolio	Year Ended 12-31-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	174,806	$1,636,591	179,382	$1,922,200
Distributions reinvested	155,725	1,466,789	745,693	7,398,444
Repurchased	(1,085,355)	(10,244,382)	(937,016)	(9,983,502)
Net decrease	(754,824)	$(7,141,002)	(11,941)	$(662,858)
Series II shares
Sold	134,981	$1,205,823	1,795	$19,407
Distributions reinvested	147,523	1,378,257	770,479	7,601,668
Repurchased	(1,135,994)	(10,660,275)	(901,978)	(9,541,424)
Net decrease	(853,490)	$(8,076,195)	(129,704)	$(1,920,349)
Series NAV shares
Sold	729,339	$6,796,281	832,744	$8,908,095
Distributions reinvested	612,589	5,783,421	2,610,639	25,936,239
Repurchased	(1,508,501)	(14,019,953)	(1,467,632)	(15,424,043)
Net increase (decrease)	(166,573)	$(1,440,251)	1,975,751	$19,420,291
Total net increase (decrease)	(1,774,887)	$(16,657,448)	1,834,106	$16,837,084
Managed Volatility Growth Portfolio	Year Ended 12-31-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	751,837	$9,112,977	355,741	$4,577,939
Distributions reinvested	3,737,245	42,879,993	4,388,250	55,357,423
Repurchased	(6,364,253)	(76,880,544)	(5,973,134)	(78,175,839)
Net decrease	(1,875,171)	$(24,887,574)	(1,229,143)	$(18,240,477)
30

Portfolio share transactions, continued

Managed Volatility Growth Portfolio, Cont'd	Year Ended 12-31-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series II shares
Sold	280,592	$3,250,936	3	$31
Distributions reinvested	40,224,840	458,312,536	49,834,220	625,007,890
Repurchased	(87,101,027)	(1,054,091,709)	(81,903,586)	(1,069,350,893)
Net decrease	(46,595,595)	$(592,528,237)	(32,069,363)	$(444,342,972)
Series NAV shares
Sold	1,183,423	$14,080,731	1,697,355	$22,392,675
Distributions reinvested	5,248,195	60,339,840	5,566,169	70,370,701
Repurchased	(4,072,673)	(49,259,921)	(3,325,239)	(43,601,316)
Net increase	2,358,945	$25,160,650	3,938,285	$49,162,060
Total net decrease	(46,111,821)	$(592,255,161)	(29,360,221)	$(413,421,389)
Managed Volatility Balanced Portfolio	Year Ended 12-31-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	259,740	$2,987,816	442,303	$5,384,338
Distributions reinvested	3,362,749	37,912,138	2,886,323	34,805,144
Repurchased	(5,722,420)	(66,457,834)	(5,859,854)	(71,131,327)
Net decrease	(2,099,931)	$(25,557,880)	(2,531,228)	$(30,941,845)
Series II shares
Sold	—	—	130,206	$1,610,639
Distributions reinvested	28,825,582	$321,920,292	25,881,647	309,386,737
Repurchased	(60,178,564)	(699,755,865)	(63,204,586)	(761,481,276)
Net decrease	(31,352,982)	$(377,835,573)	(37,192,733)	$(450,483,900)
Series NAV shares
Sold	469,378	$5,587,926	4,895,499	$60,746,977
Distributions reinvested	8,107,681	91,761,085	6,480,726	78,418,788
Repurchased	(5,786,057)	(67,766,577)	(10,689,614)	(131,324,448)
Net increase	2,791,002	$29,582,434	686,611	$7,841,317
Total net decrease	(30,661,911)	$(373,811,019)	(39,037,350)	$(473,584,428)
Managed Volatility Moderate Portfolio	Year Ended 12-31-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	578,999	$6,707,558	1,274,823	$15,006,700
Distributions reinvested	1,364,133	15,203,973	1,127,637	13,226,061
Repurchased	(3,346,067)	(38,069,656)	(3,941,238)	(45,972,225)
Net decrease	(1,402,935)	$(16,158,125)	(1,538,778)	$(17,739,464)
Series II shares
Sold	207,390	$2,261,393	299,549	$3,479,123
Distributions reinvested	8,867,532	97,917,019	7,470,878	86,828,055
Repurchased	(18,422,012)	(208,844,582)	(21,471,505)	(249,403,929)
Net decrease	(9,347,090)	$(108,666,170)	(13,701,078)	$(159,096,751)
Series NAV shares
Sold	501,846	$5,695,282	493,097	$5,762,747
Distributions reinvested	886,180	9,895,427	655,444	7,702,872
Repurchased	(731,279)	(8,372,744)	(697,094)	(8,145,820)
Net increase	656,747	$7,217,965	451,447	$5,319,799
Total net decrease	(10,093,278)	$(117,606,330)	(14,788,409)	$(171,516,416)
Managed Volatility Conservative Portfolio	Year Ended 12-31-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,373,715	$15,916,373	2,208,334	$25,519,140
Distributions reinvested	578,759	6,678,632	328,500	3,869,345
Repurchased	(2,816,339)	(32,393,462)	(3,046,815)	(35,031,424)
Net decrease	(863,865)	$(9,798,457)	(509,981)	$(5,642,939)
Series II shares
Sold	1,608,725	$18,277,388	1,128,142	$12,767,469
Distributions reinvested	2,937,722	33,603,380	1,650,364	19,273,771
Repurchased	(11,877,146)	(136,298,742)	(12,861,115)	(145,936,560)
Net decrease	(7,330,699)	$(84,417,974)	(10,082,609)	$(113,895,320)
31

Portfolio share transactions, continued

Managed Volatility Conservative Portfolio, Cont'd	Year Ended 12-31-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	496,360	$5,765,396	426,958	$4,910,871
Distributions reinvested	223,584	2,588,280	113,154	1,336,226
Repurchased	(436,453)	(5,092,290)	(586,484)	(6,644,928)
Net increase (decrease)	283,491	$3,261,386	(46,372)	$(397,831)
Total net decrease	(7,911,073)	$(90,955,045)	(10,638,962)	$(119,936,090)
Affiliates of the Trust owned 100% of shares of the portfolios on December 31, 2020. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
7.  Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the year ended December 31, 2020:

Portfolio	Purchases	Sales
Managed Volatility Aggressive Portfolio	$63,083,019	$128,911,781
Managed Volatility Growth Portfolio	884,418,495	2,622,694,081
Managed Volatility Balanced Portfolio	699,979,816	1,798,520,414
Managed Volatility Moderate Portfolio	180,289,460	474,373,649
Managed Volatility Conservative Portfolio	98,833,592	261,456,435
8.  Investment in affiliated underlying funds
The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios' investment may represent a significant portion of each underlying funds’ net assets. At December 31, 2020, the following portfolios held 5% or more of the net assets of the underlying funds shown below:
Portfolio	Affiliated Class NAV	Percentage of underlying fund net assets
Managed Volatility Growth Portfolio
	Strategic Equity Allocation Trust	24.1%
	Equity Income Trust	23.4%
	Mid Value Trust	22.1%
	Core Bond Trust	17.2%
	Emerging Markets Equity Fund	17.1%
	Select Bond Trust	16.9%
	Small Cap Value Trust	15.6%
	Blue Chip Growth Trust	14.6%
	Mid Cap Stock Trust	13.1%
	Small Cap Growth Fund	8.5%
	Fundamental Large Cap Core Fund	8.4%
Managed Volatility Balanced Portfolio
	Core Bond Trust	24.8%
	Select Bond Trust	24.2%
	Equity Income Trust	16.5%
	Strategic Equity Allocation Trust	14.4%
	Mid Value Trust	10.7%
	Small Cap Value Trust	10.5%
	Blue Chip Growth Trust	10.4%
	Emerging Markets Equity Fund	8.8%
	Mid Cap Stock Trust	6.4%
	Fundamental Large Cap Core Fund	5.3%
	Small Cap Growth Fund	5.1%
Managed Volatility Moderate Portfolio
	Core Bond Trust	8.6%
	Select Bond Trust	8.5%
Managed Volatility Conservative Portfolio
	Core Bond Trust	6.8%
	Select Bond Trust	6.6%
32

Investment in affiliated underlying funds, continued

Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Managed Volatility Aggressive Portfolio
Blue Chip Growth	832,513	$37,946,014	$7,207,411	$(15,892,652)	$1,400,119	$2,864,419	—	$3,879,105	$33,525,311
Emerging Markets Equity	1,671,654	27,874,276	2,921,493	(10,816,474)	199,453	4,444,715	$187,192	788,283	24,623,463
Equity Income	2,448,077	37,966,453	10,385,597	(10,977,141)	(5,981,318)	2,145,058	952,317	2,423,458	33,538,649
Fundamental Large Cap Core	541,960	38,647,447	2,883,393	(12,007,735)	(1,947,594)	6,519,174	191,984	—	34,094,685
Mid Cap Stock	472,847	14,394,408	3,401,735	(9,315,523)	793,761	3,360,097	—	1,398,715	12,634,478
Mid Value	1,258,591	14,404,232	3,127,602	(5,072,817)	(2,204,606)	2,469,940	198,249	273,861	12,724,351
Multifactor Developed International ETF	415,831	14,675,324	2,194,617	(4,117,424)	(454,757)	634,584	241,856	—	12,932,344
Multifactor Emerging Markets ETF	360,965	11,954,155	1,924,097	(3,900,551)	(197,687)	760,164	179,213	—	10,540,178
Multifactor Large Cap ETF	372,837	22,097,218	1,392,676	(7,696,211)	725,885	1,145,449	299,111	—	17,665,017
Multifactor Mid Cap ETF	208,114	10,603,588	1,868,977	(4,086,252)	55,194	917,380	99,485	—	9,358,887
Multifactor Small Cap ETF	446,239	15,582,789	4,046,322	(7,000,849)	(1,027,325)	2,080,751	155,085	—	13,681,688
Small Cap Growth	196,474	5,070,866	849,147	(2,569,865)	(441,601)	1,567,129	—	158,756	4,475,676
Small Cap Value	410,241	5,070,866	4,180,563	(2,593,182)	(1,497,081)	840,663	47,170	500,072	6,001,829
Strategic Equity Allocation	3,371,318	80,085,844	11,713,817	(21,214,009)	1,443,235	(1,298,627)	1,231,547	4,862,822	70,730,260
					$(9,134,322)	$28,450,896	$3,783,209	$14,285,072	$296,526,816
Managed Volatility Growth Portfolio
Blue Chip Growth	8,562,896	$414,427,942	$55,355,928	$(177,360,528)	$25,095,828	$27,308,660	—	$42,238,612	$344,827,830
Bond	30,595,915	609,737,585	65,262,213	(176,493,962)	7,289,216	8,522,281	$18,180,955	5,370,684	514,317,333
Core Bond	12,648,713	212,118,572	25,219,303	(67,849,370)	(1,493,185)	11,236,937	4,123,809	—	179,232,257
Emerging Markets Equity	24,257,791	420,014,909	20,445,455	(157,005,577)	11,923,609	61,938,861	2,742,304	11,548,081	357,317,257
Equity Income	25,317,641	415,706,474	72,226,152	(102,733,842)	(36,148,531)	(2,198,576)	10,274,863	26,147,501	346,851,677
Fundamental Large Cap Core	7,242,713	538,134,696	29,861,988	(185,556,912)	(15,581,559)	88,780,838	2,610,739	—	455,639,051
Mid Cap Stock	4,869,836	157,444,151	27,471,046	(103,981,844)	12,182,802	37,005,860	—	15,060,618	130,122,015
Mid Value	13,162,457	158,196,399	19,677,360	(49,752,115)	(20,255,146)	25,205,944	2,148,155	2,967,460	133,072,442
Multifactor Developed International ETF	7,188,769	262,871,976	7,875,658	(52,719,226)	(1,067,028)	6,609,336	4,379,437	—	223,570,716
Multifactor Emerging Markets ETF	5,226,342	178,515,441	6,188,990	(41,788,818)	117,833	9,575,740	2,696,854	—	152,609,186
Multifactor Large Cap ETF	4,541,380	278,526,261	9,224,643	(99,794,194)	24,667,638	2,546,236	3,776,687	—	215,170,584
Multifactor Mid Cap ETF	3,640,310	194,821,431	21,038,772	(72,867,288)	7,989,158	12,722,668	1,838,438	—	163,704,741
Multifactor Small Cap ETF	4,937,231	181,185,595	30,931,822	(75,467,236)	(7,998,380)	22,723,701	1,809,389	—	151,375,502
Select Bond	90,463,543	1,562,212,801	170,502,496	(479,163,712)	8,255,412	57,151,457	39,179,933	—	1,318,958,454
Small Cap Growth	2,459,549	64,919,229	5,118,764	(29,739,774)	(5,800,095)	21,530,404	—	2,037,546	56,028,528
Small Cap Value	5,212,384	67,289,588	43,204,588	(25,989,730)	(15,141,105)	6,893,844	616,456	6,535,311	76,257,185
33

Investment in affiliated underlying funds, continued

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Strategic Equity Allocation	107,827,961	$2,660,599,437	$272,881,077	$(708,855,275)	$141,214,438	$(103,609,058)	$40,693,230	$160,698,662	$2,262,230,619
					$135,250,905	$293,945,133	$135,071,249	$272,604,475	$7,081,285,377
Managed Volatility Balanced Portfolio
Blue Chip Growth	6,080,475	$273,335,639	$44,131,848	$(111,925,259)	$14,570,216	$24,748,285	—	$30,070,155	$244,860,729
Bond	44,408,391	838,413,777	59,475,422	(176,901,167)	7,473,109	18,043,913	$26,387,762	7,810,930	746,505,054
Core Bond	18,264,801	291,118,496	21,586,874	(68,517,669)	(1,895,163)	16,519,687	6,001,043	—	258,812,225
Emerging Markets Equity	12,464,057	203,286,380	15,848,547	(77,208,111)	6,928,870	34,739,874	1,410,534	5,939,884	183,595,560
Equity Income	17,846,297	274,551,879	59,429,963	(67,082,480)	(16,215,680)	(6,189,406)	7,273,149	18,508,732	244,494,276
Fundamental Large Cap Core	4,555,497	319,202,424	28,798,017	(112,430,846)	(6,971,220)	57,987,911	1,645,551	—	286,586,286
Mid Cap Stock	2,364,084	71,872,719	13,280,730	(46,415,967)	5,597,885	18,832,965	—	7,375,804	63,168,332
Mid Value	6,374,116	72,289,978	11,809,030	(23,173,543)	(6,213,591)	9,730,437	1,052,097	1,453,367	64,442,311
Multifactor Developed International ETF	3,484,861	119,482,650	7,329,305	(23,115,527)	364,600	4,318,149	2,135,835	—	108,379,177
Multifactor Emerging Markets ETF	2,702,971	86,878,572	6,599,161	(21,216,714)	639,790	6,025,944	1,403,184	—	78,926,753
Multifactor Large Cap ETF	2,761,543	165,193,272	11,379,573	(65,235,501)	16,248,788	3,255,775	2,364,029	—	130,841,907
Multifactor Mid Cap ETF	2,210,963	111,296,793	15,544,687	(41,565,249)	6,319,218	7,831,557	1,127,076	—	99,427,006
Multifactor Small Cap ETF	2,499,314	86,268,985	18,267,449	(36,718,959)	(3,352,711)	12,164,203	923,649	—	76,628,967
Select Bond	130,187,321	2,136,770,019	138,215,452	(475,904,229)	4,688,749	94,361,148	56,844,674	—	1,898,131,139
Small Cap Growth	1,482,266	38,019,173	4,317,050	(18,608,722)	(2,412,650)	12,451,164	—	1,223,022	33,766,015
Small Cap Value	3,514,862	38,177,292	30,041,477	(12,550,712)	(6,939,114)	2,693,491	374,859	3,974,041	51,422,434
Strategic Equity Allocation	64,434,210	1,498,762,188	211,207,969	(404,153,893)	61,076,133	(15,062,666)	24,599,404	97,144,991	1,351,829,731
					$79,907,229	$302,452,431	$133,542,846	$173,500,926	$5,921,817,902
Managed Volatility Moderate Portfolio
Blue Chip Growth	1,561,436	$69,243,569	$12,254,257	$(29,074,437)	$3,033,364	$7,422,267	—	$7,834,237	$62,879,020
Bond	15,496,037	288,323,130	16,929,294	(54,152,408)	2,457,887	6,930,483	$9,232,420	2,725,573	260,488,386
Core Bond	6,359,244	100,017,684	5,752,683	(20,869,862)	(482,399)	5,692,378	2,096,931	—	90,110,484
Emerging Markets Equity	2,292,642	37,178,650	3,779,228	(15,182,685)	1,694,040	6,301,381	261,027	1,099,209	33,770,614
Equity Income	4,573,267	69,451,100	16,457,498	(18,047,426)	(6,982,336)	1,774,921	1,881,406	4,787,807	62,653,757
Fundamental Large Cap Core	1,096,712	76,140,670	7,771,799	(27,985,074)	(1,253,370)	14,320,120	397,589	—	68,994,145
Mid Cap Stock	632,014	18,948,306	3,503,947	(12,223,641)	1,667,572	4,991,239	—	1,985,561	16,887,423
Mid Value	1,701,441	19,030,342	3,527,097	(6,472,199)	(2,258,284)	3,374,611	283,224	391,245	17,201,567
Multifactor Developed International ETF	520,693	17,717,938	1,361,338	(3,692,142)	121,213	685,205	321,719	—	16,193,552
Multifactor Emerging Markets ETF	500,883	15,984,110	1,571,993	(4,243,619)	180,586	1,132,714	262,314	—	14,625,784
Multifactor Large Cap ETF	688,320	39,451,332	3,205,613	(15,002,413)	1,952,329	3,005,741	585,708	—	32,612,602
Multifactor Mid Cap ETF	288,254	14,405,789	2,205,617	(5,636,771)	266,554	1,721,593	148,860	—	12,962,782
Multifactor Small Cap ETF	347,852	11,818,604	2,755,928	(5,270,571)	(430,245)	1,791,426	128,955	—	10,665,142
Select Bond	45,473,457	735,358,416	37,285,563	(145,134,574)	1,543,588	33,950,010	19,862,392	—	663,003,003
34

Investment in affiliated underlying funds, continued

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Small Cap Growth	349,615	$8,875,311	$1,083,660	$(4,426,212)	$(421,364)	$2,852,837	—	$288,841	$7,964,232
Small Cap Value	766,438	8,897,554	6,678,678	(3,411,389)	(1,718,525)	766,676	$89,339	947,116	11,212,994
Strategic Equity Allocation	15,071,267	348,104,722	53,099,230	(97,589,793)	10,938,059	1,642,969	5,842,612	23,072,939	316,195,187
					$10,308,669	$98,356,571	$41,394,496	$43,132,528	$1,698,420,674
Managed Volatility Conservative Portfolio
Blue Chip Growth	512,723	$22,557,952	$5,907,308	$(11,699,417)	$527,586	$3,353,919	—	$2,594,313	$20,647,348
Bond	12,163,125	225,133,616	12,275,886	(41,140,102)	2,576,253	5,616,476	$7,437,792	2,143,362	204,462,129
Core Bond	4,997,968	78,045,847	3,141,366	(14,726,739)	(217,997)	4,578,736	1,666,934	—	70,821,213
Emerging Markets Equity	665,654	10,723,887	2,572,099	(6,012,850)	895,986	1,625,959	75,597	318,344	9,805,081
Equity Income	1,509,879	22,602,382	9,016,418	(9,343,507)	(2,279,189)	689,236	629,583	1,602,165	20,685,340
Fundamental Large Cap Core	321,389	22,239,215	5,013,203	(11,182,327)	(219,102)	4,367,602	116,479	—	20,218,591
Multifactor Developed International ETF	14,742	500,625	96,488	(165,566)	5,256	21,673	9,243	—	458,476
Multifactor Emerging Markets ETF	140,942	4,478,896	1,157,750	(1,926,545)	60,027	345,378	74,979	—	4,115,506
Multifactor Large Cap ETF	190,759	11,514,931	2,060,560	(6,142,825)	831,173	774,322	170,206	—	9,038,161
Multifactor Mid Cap ETF	286,019	14,017,009	4,538,214	(7,864,970)	330,502	1,841,519	148,425	—	12,862,274
Multifactor Small Cap ETF	314,248	8,533,062	4,877,772	(4,955,104)	(624,371)	1,803,485	108,625	—	9,634,844
Select Bond	35,687,233	573,521,345	22,947,063	(106,096,913)	2,505,255	27,443,102	15,794,390	—	520,319,852
Strategic Equity Allocation	4,329,277	99,440,287	24,551,209	(37,929,510)	5,705,168	(938,918)	1,714,716	6,771,556	90,828,236
					$10,096,547	$51,522,489	$27,946,969	$13,429,740	$993,897,051
9.  Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect portfolio performance.
35

John Hancock Variable Insurance Trust

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of John Hancock Variable Insurance Trust and Shareholders of Managed Volatility Aggressive Portfolio, Managed Volatility Growth Portfolio, Managed Volatility Balanced Portfolio, Managed Volatility Moderate Portfolio and Managed Volatility Conservative Portfolio
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Managed Volatility Aggressive Portfolio, Managed Volatility Growth Portfolio, Managed Volatility Balanced Portfolio, Managed Volatility Moderate Portfolio and Managed Volatility Conservative Portfolio (five of the funds constituting John Hancock Variable Insurance Trust, hereafter collectively referred to as the "Funds") as of December 31, 2020, the related statements of operations for the year ended December 31, 2020, the statements of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2020 and each of the financial highlights for each of the five years in the period ended December 31, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 22, 2021
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
36

John Hancock Variable Insurance Trust

Trustees and officers information

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

INDEPENDENT TRUSTEES

Name, Year of Birth	Position with the Trust[1]	Principal Occupation(s) and Other Directorships During Past Five Years
Hassell H. McClellan Born: 1945	Trustee (since 2005) and Chairperson of the Board (since 2017)
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.

Charles L. Bardelis[2] Born: 1941	Trustee (since 1988)	Director, Island Commuter Corp. (marine transport). Trustee of various trusts within the John Hancock Fund Complex (since 1988).
James R. Boyle Born: 1959	Trustee (since 2015)
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014–2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014–July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999–2012); Chairman and Director, John Hancock Investment Management LLC, John Hancock Investment Management Distributors LLC, and John Hancock Variable Trust Advisers LLC (2005–2010). Trustee of various trusts within the John Hancock Fund Complex (2005–2014 and since 2015).

Peter S. Burgess[2] Born: 1942	Trustee (since 2005)
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010–2016); Director, PMA Capital Corporation (2004–2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).

William H. Cunningham Born: 1944	Trustee (since 2012)
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009–2014). Trustee of various trusts within the John Hancock Fund Complex (since 1986).

Grace K. Fey Born: 1946	Trustee (since 2008)
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

Deborah C. Jackson Born: 1952	Trustee (since 2012)
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Amwell Corporation (since 2020); Board of Directors, Massachusetts Women’s Forum (2018–2020); Board of Directors, National Association of Corporate Directors/New England (2015–2020); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (2014–2017); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

37

John Hancock Variable Insurance Trust

Trustees and officers information

Name, Year of Birth	Position with the Trust[1]	Principal Occupation(s) and Other Directorships During Past Five Years
James M. Oates[2] Born: 1946	Trustee (since 2004)
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000–2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River Bancorp (1998–2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2004) and Chairperson of the Board (2005–2016) of various trusts within the John Hancock Fund Complex.

Steven R. Pruchansky Born: 1944	Trustee and Vice Chairperson of the Board (since 2012)
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014–2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014–2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011–2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.

Frances G. Rathke[2,3] Born: 1960	Trustee (since 2020)
Director, Northern New England Energy Corporation (since 2017); Director, Audit Committee Chair and Compensation Committee Member, Green Mountain Power Corporation (since 2016); Director, Treasurer and Finance & Audit Committee Chair, Flynn Center for Performing Arts (since 2016); Director, Audit Committee Chair and Compensation Committee Member, Planet Fitness (since 2016); Director, Citizen Cider, Inc. (high-end hard cider and hard seltzer company) (since 2016); Chief Financial Officer and Treasurer, Keurig Green Mountain, Inc. (2003–retired 2015); Independent Financial Consultant, Frances Rathke Consulting (strategic and financial consulting services) (2001–2003); Chief Financial Officer and Secretary, Ben & Jerry’s Homemade, Inc. (1989–2000, including prior positions); Senior Manager, Coopers & Lybrand, LLC (independent public accounting firm) (1982–1989). Trustee of various trusts within the John Hancock Fund Complex (since 2020).

Gregory A. Russo Born: 1949	Trustee (since 2012)
Director and Audit Committee Chairman (2012–2020), and Member, Audit Committee and Finance Committee (2011–2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012–2018), and Finance Committee Chairman (2014–2018), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986–1992); Director, Treasurer and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

38

John Hancock Variable Insurance Trust

Trustees and officers information

Non-Independent Trustees4

Name, Year of Birth	Position with the Trust[1]	Principal Occupation(s) and Other Directorships During Past Five Years
Andrew G. Arnott Born: 1971	President and Non-Independent Trustee (since 2017)
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).

Marianne Harrison Born: 1963	Non-Independent Trustee (since 2018)
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013–2017); Member, Board of Directors, CAE Inc. (since 2019); Member, Board of Directors, MA Competitive Partnership Board (since 2018); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (2017–2019); Member, Board of Directors, Manulife Assurance Canada (2015–2017); Board Member, St. Mary’s General Hospital Foundation (2014–2017); Member, Board of Directors, Manulife Bank of Canada (2013–2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013–2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012–2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).

Principal officers who are not Trustees

Name, Year of Birth	Position with the Trust	Principal Occupation(s) During Past Five Years
Charles A. Rizzo Born: 1957	Chief Financial Officer (since 2007)
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).

Salvatore Schiavone Born: 1965	Treasurer (since 2012)
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).

Christopher (Kit) Sechler Born: 1973	Secretary and Chief Legal Officer (since 2018); Assistant Secretary (2009–2018)
Vice President and Deputy Chief Counsel, John Hancock Investment Management (since 2015); Assistant Vice President and Senior Counsel (2009–2015), John Hancock Investment Management; Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2018); Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009).

39

John Hancock Variable Insurance Trust

Trustees and officers information

Name, Year of Birth	Position with the Trust	Principal Occupation(s) During Past Five Years
Trevor Swanberg Born: 1979	Chief Compliance Officer (since 2020)
Chief Compliance Officer, various trusts within the John Hancock Fund Complex, John Hancock Investment Management LLC, and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, various trusts within the John Hancock Fund Complex (2018–2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019–2020); Assistant Chief Compliance Officer, various trusts within the John Hancock Fund Complex (2016–2018); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016–2019); Vice President, State Street Global Advisors (2015–2016).

The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116.

The Statement of Additional Information of the funds includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-344-1029.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.

2	Member of the Audit Committee.

3	Appointed as Independent Trustee effective as of September 15, 2020.

4	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.

40

John Hancock Variable Insurance Trust

For more information

The Statement of Additional Information, a separate document with supplemental information not contained in the prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 800-344-1029 or on the Securities and Exchange Commission (SEC) website at sec.gov.

PROXY VOTING POLICY A description of the trust’s proxy voting policies and procedures and information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 800-344-1029 or on the SEC website at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE All of each fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on the SEC’s website, sec.gov.

The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

41

John Hancock Annuities Service Center
P.O. Box 55444
Boston, MA 02205-5444

Management of the trust

Trustees
Hassell H. McClellan, *Chairperson*
Steven R. Pruchansky, *Vice Chairperson*
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Frances G. Rathke[1,*]
Gregory A. Russo

Officers
Andrew G. Arnott, *President*
Charles A. Rizzo, *Chief Financial Officer*
Salvatore Schiavone, *Treasurer*
Christopher (Kit) Sechler, *Secretary and Chief Legal Officer*
Trevor Swanberg[2], *Chief Compliance Officer*

* Member of the Audit Committee
† Non-Independent Trustee
1 Appointed as Independent Trustee effective as of September 15, 2020
2 Effective July 31, 2020

Investment advisor

John Hancock Variable Trust Advisers LLC
Boston, Massachusetts

JHTLA 12/20
2/21

1115018: 1220

American Funds Insurance Series® Annual report for the year ended December 31, 2020

Investing in global
companies for
the long term

American Funds Insurance Series, by Capital Group, is the underlying investment vehicle for many variable annuities and insurance products. For nearly 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Investing outside the United States involves risks, such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the prospectus. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Futures may not provide an effective hedge of the underlying securities because changes in the prices of futures may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the applicable underlying funds in certain rising market conditions. Refer to the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors
4	Fund reviews
Investment portfolios
46	Global Growth Fund
50	Global Small Capitalization Fund
57	Growth Fund
63	International Fund
68	New World Fund®
80	Blue Chip Income and Growth Fund
84	Global Growth and Income Fund
88	Growth-Income Fund
95	International Growth and Income Fund
99	Capital Income Builder®
115	Asset Allocation Fund
148	Global Balanced Fund
160	Bond Fund
180	Capital World Bond Fund®
200	High-Income Bond Fund
218	American Funds Mortgage Fund®
224	Ultra-Short Bond Fund
226	U.S. Government/AAA-Rated Securities Fund
233	Managed Risk Growth Fund
234	Managed Risk International Fund
235	Managed Risk Blue Chip Income and Growth Fund
236	Managed Risk Growth-Income Fund
238	Managed Risk Asset Allocation Fund
239	Financial statements

Fellow investors:

Global stocks, as measured by the MSCI ACWI (All Country World Index),1,2 rose 16.25% in the face of a deadly pandemic, boosted by massive government stimulus measures and the rapid development of coronavirus vaccines. In a year marked by unprecedented volatility, stocks declined sharply from February to March, followed by a remarkable nine-month rally that lifted many market indexes to all-time highs. Technology stocks led markets higher, gaining more than 40%, followed closely by consumer discretionary stocks. Digitally focused companies prospered as millions of homebound customers switched to online services for food, entertainment and other basic needs. Conversely, energy stocks and travel-related stocks plummeted as government-imposed lockdowns brought the global economy to a crawl.

U.S. equities showed resilience during a volatile year that included civil unrest and a contentious presidential election on top of pandemic-related pressures, ending the year at all-time highs, with an increase of 21.37% recorded by the MSCI USA Index1,3. Massive stimulus helped calm markets even as government restrictions aimed at curbing the spread of COVID-19 brought segments of the economy to a near standstill. In March, Congress passed the $2 trillion CARES Act, which included aid for individuals and businesses most economically impacted by the pandemic. A $900 billion stimulus package followed in December, after COVID-19 cases accelerated in the fall. The Federal Reserve cut rates 150 basis points in March, bringing the lower range of its target rate near zero for the first time since 2015.

European stocks declined in local currency terms as the eurozone economy suffered the effects of government-imposed lockdowns and a severe recession. Italy was struck hard and early by COVID-19, which then spread quickly throughout the continent, crippling key industries including tourism, banking and aircraft manufacturing. Overall, the MSCI Europe Index1,4 fell 2.21% in local currency terms. However, in U.S. dollar terms, the index registered a 5.38% gain as a weak dollar provided a currency tailwind to international equity markets. Elsewhere among developed markets, the Japanese economy entered its first recession since 2015 as the pandemic exacerbated a slowdown that began in late 2019. The Summer Olympics in Tokyo were postponed to 2021, dealing another blow to the economy. The MSCI Japan Index1,5 gained 14.48% over the year.

Emerging markets posted solid gains for a second consecutive year, led by China’s economic rebound and the technology-export-driven economies of Taiwan and South Korea. A weakening U.S. dollar and strengthening prices for industrial metals and oil further boosted gains, which were

All market returns referenced in this report are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. Country returns are based on MSCI indexes, which reflect reinvestment of distributions and dividends net of withholding taxes, except for the MSCI USA Index, which reflects dividends gross of withholding taxes. Source: MSCI.

[1]	Source: MSCI.
[2]	The MSCI ACWI is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter.
[3]	The MSCI USA Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the U.S. portion of the world market. Results reflect dividends gross of withholding taxes.
[4]	MSCI Europe Index is a free float-adjusted market capitalization-weighted index that is designed to measure results of more than 10 developed equity markets in Europe. Results reflect dividends net of withholding taxes.
[5]	MSCI Japan Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market results of Japan. Results reflect dividends net of withholding taxes.

American Funds Insurance Series     1

led by the information technology and health care sectors. Overall, the MSCI Emerging Markets Investable Market Index1,6 bounced back from steep losses in early 2020 to finish up 18.39% for the year. Being the first country to shut down its economy and the first to reopen during the pandemic, China led the global economic rebound after quarantine measures there eased.

Government bonds advanced as central banks around the world slashed interest rates and ramped up stimulus programs in an attempt to counter the damaging effects of the pandemic. The U.S. Federal Reserve cut rates to near zero in March, launched an array of emergency lending programs, and expanded an aggressive asset purchase program. The Bloomberg Barclays U.S. Corporate Investment Grade Index7,8 and the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index7,9 gained 9.89% and 7.05%, respectively. More broadly, the Bloomberg Barclays Global Aggregate Index7,10 was up 9.20%, while the Bloomberg Barclays U.S. Aggregate Index7,11 advanced 7.51%. The J.P. Morgan Emerging Markets Bond Index7,12 – Global gained 5.88%.

In foreign exchange markets, the U.S. dollar fell against the euro, the yen and most other currencies. Signaling a potential end to about a decade of dollar strength, the euro rose 9.00% against the greenback. Late in the year, the British pound staged a strong rally as Brexit negotiators approved a new trade agreement governing the relationship between the United Kingdom and the European Union.

Looking ahead

The future path for stocks remains difficult to predict, as always. Investors are currently counting on a strong economic recovery as vaccines roll out and reduce the impact of the coronavirus. They are also counting on a continuation of supportive fiscal and monetary policies from the government, with low, accommodative interest rates. We expect these assumptions to hold true, and that we will find plenty of attractive securities in this environment. Digital-enabled business trends have been accelerated due to the pandemic, and many old-technology businesses should improve as the recovery continues, so there is much to be excited about.

However, we must keep in mind that these conditions are not guaranteed. New variants of the virus may cause a temporary stall, and if interest rates rise too much, there may be a concomitant decrease in the valuation of stocks. So, we will be watching carefully as we execute our investment approach, which seeks to appropriately balance risk and return. New individual investors attracted by the strong recent results of the stock market may be surprised when a patch of volatility inevitably recurs — but with our long history and investment horizon, we will view any such occurrences as opportunities.

Our time-tested process, based on extensive research, a long-term outlook and close attention to valuation, has served investors well over time, and will continue. As always, we thank you for your continued support of our efforts and we look forward to reporting to you again in six months.

Sincerely,

Donald D. O’Neal
Co-President

Alan N. Berro
Co-President

February 12, 2021

[6]	MSCI Emerging Markets Investable Market Index (IMI) is a free float-adjusted market capitalization weighted index that is designed to measure results of the large-, mid-, and small-capitalization segments of more than 20 emerging equity markets. Results reflect dividends net of withholding taxes.
[7]	Source: Bloomberg Index Services Ltd.
[8]	Bloomberg Barclays U.S. Corporate Investment Grade Index represents the universe of investment grade, publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements.
[9]	Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index covers the universe of fixed-rate, non-investment-grade debt. The index limits the maximum exposure of any one issuer to 2%.
[10]	Bloomberg Barclays Global Aggregate Index represents the global investment-grade fixed income markets.
[11]	Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market.
[12]	JP Morgan Emerging Markets Bond Index – Global tracks total returns for U.S. dollar-denominated debt instruments issued by emerging markets sovereign and quasi-sovereign entities, including Brady bonds, loans and Eurobonds.

2     American Funds Insurance Series

About the series

Unless otherwise indicated, American Funds Insurance Series investment results are for Class 1 shares (Class P1 shares for managed risk funds). Class 1A shares began operations on January 6, 2017. Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Class 4 shares began operations on December 14, 2012. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include the deduction of additional annual expenses (0.25% for Class 1A shares, 0.25% for Class 2 shares, 0.18% for Class 3 shares and 0.50% for Class 4 shares).

The variable annuities and life insurance contracts that use the series’ funds contain certain fees and expenses not reflected in this report. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information.

For New World Fund, Capital Income Builder, Capital World Bond Fund and American Funds Mortgage Fund, the investment adviser is currently waiving a portion of its management fee equal to 0.18%, 0.26%, 0.10% and 0.18%, respectively, of each fund’s net assets. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the series’ board. Applicable fund results shown reflect the waivers, without which results would have been lower. See the Financial Highlights tables in this report for details.

For the managed risk funds, the investment adviser is currently waiving a portion of its management fee equal to 0.05% of each fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of other expenses for Managed Risk International Fund. The waivers and reimbursement will be in effect through at least May 1, 2021, unless modified or terminated by the series’ board. After that time, the investment adviser may elect to extend, modify or terminate the reimbursement. The waivers may only be modified or terminated with the approval of the series’ board. Applicable fund results shown reflect the waivers and reimbursement, without which results would have been lower. See the Financial Highlights tables in this report for details.

The Managed Risk Growth Fund pursues its objective by investing in shares of American Funds Insurance Series – Growth FundSM and American Funds Insurance Series – Bond FundSM. The Managed Risk International Fund pursues its objective by investing in shares of American Funds Insurance Series – International FundSM and American Funds Insurance Series – Bond FundSM. The Managed Risk Blue Chip Income and Growth Fund pursues its objective by investing in shares of American Funds Insurance Series – Blue Chip Income and Growth FundSM and American Funds Insurance Series – U.S. Government/AAA-Rated Securities FundSM. The Managed Risk Growth-Income Fund pursues its objective by investing in shares of American Funds Insurance Series – Growth-Income FundSM and American Funds Insurance Series – Bond FundSM. The Managed Risk Asset Allocation Fund pursues its objective by investing in shares of American Funds Insurance Series – Asset Allocation FundSM. The funds seek to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the funds’ managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the funds’ results can be expected to lag those of the underlying fund.

Funds are listed in the report as follows: equity, balanced, fixed income and managed risk.

American Funds Insurance Series     3

Global Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Growth Fund advanced 30.79% for the 12 months ended December 31, 2020, compared with a 16.25% increase in its benchmark index, MSCI ACWI (All Country World Index),1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes.

Global stocks rose in the face of a deadly pandemic, boosted by massive government stimulus measures and the rapid development of coronavirus vaccines. In a year marked by unprecedented volatility, stocks declined sharply from February to March, followed by a remarkable nine-month rally that lifted many market indexes to all-time highs. U.S. equities also ended 2020 at record highs, showing resilience during a volatile year that included a pandemic-induced recession, a sharp bear market, civil unrest and a contentious presidential election. European stocks declined in local currency terms as the eurozone economy suffered the effects of government-imposed lockdowns and a severe recession. Emerging markets posted solid gains for a second consecutive year, led by China’s economic rebound and the technology-export-driven economies of Taiwan and South Korea.

Stock selection and allocation within the information technology sector were large relative return drivers. The fund’s relative weightings in ASML and TSMC benefitted the fund as both outpaced the wider market and were among the top contributors to the fund’s relative returns. Consumer discretionary stock Amazon also helped the fund’s relative returns, as its returns outpaced the market.

The biggest drag on relative results was Apple – a stock the fund didn’t own – as it proved to be one of the strongest performers for the year.

On a geographic basis, stocks of companies domiciled in the United States and the Netherlands were additive to results, while stocks of companies based in France and Switzerland detracted.

The fund’s portfolio managers are optimistic they will continue to find good companies globally that offer high quality products, and whose values are not yet fully reflected in their share prices.

4     American Funds Insurance Series

Global Growth Fund (continued)

How a hypothetical $10,000 investment has grown

Total returns based on	For periods ended December 31, 2020[2]
a $1,000 investment					Lifetime	Expense
		1 year	5 years	10 years	(since April 30, 1997)	ratio
	Class 1	30.79%	16.55%	13.14%	11.01%	.56%
	Class 1A	30.49	16.27	12.86	10.74	.81
	Class 2	30.47	16.26	12.86	10.74	.81
	Class 4	30.17	15.96	12.62	10.48	1.06

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.
[2]	Periods greater than one year are annualized.

Percent of net assets
Where the fund’s assets were invested as of December 31, 2020

American Funds Insurance Series     5

Global Small Capitalization Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Small Capitalization Fund increased 30.04% for the 12 months ended December 31, 2020. Its benchmark, the MSCI All Country World Small Cap Index,1 a free float-adjusted market capitalization-weighted index designed to measure equity market results of smaller capitalization companies in both developed and emerging markets, gained 16.33%.

Global stocks rose in the face of a deadly pandemic, boosted by massive government stimulus measures and the rapid development of coronavirus vaccines. In a year marked by unprecedented volatility, stocks declined sharply from February to March, followed by a remarkable nine-month rally that lifted many market indexes to all-time highs. U.S. equities also ended 2020 at record highs, showing resilience during a volatile year that included a pandemic-induced recession, a sharp bear market, civil unrest and a contentious presidential election. European stocks declined in local currency terms as the eurozone economy suffered the effects of government-imposed lockdowns and a severe recession. Emerging markets posted solid gains for a second consecutive year, led by China’s economic rebound and the technology-export-driven economies of Taiwan and South Korea.

Fund holdings in the information technology and financial sectors contributed the most to relative returns. Information technology stock Cree widely outpaced the broader market and was among the fund’s top contributors over the period. However, the fund’s holdings of health care company Cortexyme detracted from returns.

While investments in U.S. companies were additive to returns, investments in companies domiciled in Brazil detracted.

The fund’s portfolio managers continue to seek investment opportunities in undervalued companies that have the potential to change industries and benefit shareholders. They believe rigorous bottom-up research into each potential equity investment can help achieve this goal. The fund currently holds more than 250 companies diversified across geographies and industries. As always, we maintain our commitment to investing for the long term.

6     American Funds Insurance Series

Global Small Capitalization Fund (continued)

How a hypothetical $10,000 investment has grown

Total returns based on	For periods ended December 31, 2020[2]
a $1,000 investment					Lifetime	Expense
		1 year	5 years	10 years	(since April 30, 1998)	ratio
	Class 1	30.04%	14.71%	9.70%	10.53%	74%
	Class 1A	29.72	14.45	9.44	10.25	.99
	Class 2	29.72	14.43	9.43	10.25	.99
	Class 4	29.39	14.15	9.17	9.98	1.24

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.
[2]	Periods greater than one year are annualized.

Percent of net assets
Where the fund’s assets were invested as of December 31, 2020

American Funds Insurance Series     7

Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Growth Fund gained 52.45% for the 12 months ended December 31, 2020, compared with a 18.40% increase in its benchmark index, Standard & Poor’s 500 Composite Index,1 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.

U.S. equities ended 2020 at record highs, showing resilience during a volatile year that included a pandemic-induced recession, a sharp bear market, civil unrest and a contentious presidential election. Information technology, consumer discretionary and communication services stocks that benefited from stay-at-home restrictions led markets, including Amazon and Netflix. Overall, the information technology sector rose 44%, while consumer discretionary and communication services gained 33% and 24%, respectively. Energy lagged all other sectors, declining 34%. The significant reduction in travel reduced the demand for oil, which was briefly priced below $0 for the first time in history amid fears of dwindling storage capacity. The real estate and financials sectors were also negative for the year, each declining 2%.

The fund’s top contributors in relative terms were the consumer discretionary and communication services sectors. Investments in Tesla and Netflix were additive to relative results. Tesla’s shares soared as founder Elon Musk’s effort to bring electric vehicles into the mainstream gained traction, transforming the company’s underlying financial performance.

On the downside, investments in Suncor Energy and MTU Aero Engines detracted from relative returns. The fund’s significantly lower-than-benchmark position in Apple, which proved to be a high-performing stock, also detracted from relative returns.

Although U.S. economic growth remained solid, the fund’s portfolio managers are keeping a close watch on the impact of COVID-recovery and stimulus measures on economic indicators. Portfolio managers continue to favor well-positioned companies with capital appreciation potential that are capable of generating outstanding returns in myriad near-term economic environments. They also remain optimistic that our global research will help us identify attractive long-term investment opportunities.

8     American Funds Insurance Series

Growth Fund (continued)

How a hypothetical $10,000 investment has grown

Total returns based on	For periods ended December 31, 2020[2]
a $1,000 investment					Lifetime	Expense
		1 year	5 years	10 years	(since February 8, 1984)	ratio
	Class 1	52.45%	23.06%	17.14%	13.85%	.36%
	Class 1A	52.07	22.76	16.85	13.56	.61
	Class 2	52.10	22.75	16.85	13.56	.61
	Class 3	52.20	22.83	16.93	13.64	.54
	Class 4	51.71	22.44	16.57	13.28	.86

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: S&P Dow Jones Indices LLC.
[2]	Periods greater than one year are annualized.

Percent of net assets
Where the fund’s assets were invested as of December 31, 2020

American Funds Insurance Series     9

International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

International Fund advanced 14.28% for the 12 months ended December 31, 2020, compared with a 10.65% increase in its benchmark index, MSCI ACWI (All Country World Index) ex USA,1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes, excluding the U.S.).

Global stocks rose in the face of a deadly pandemic, boosted by massive government stimulus measures and the rapid development of coronavirus vaccines. In a year marked by unprecedented volatility, stocks declined sharply from February to March, followed by a remarkable nine-month rally that lifted many market indexes to all-time highs. U.S. equities also ended 2020 at record highs, showing resilience during a volatile year that included a pandemic-induced recession, a sharp bear market, civil unrest and a contentious presidential election. European stocks declined in local currency terms as the eurozone economy suffered the effects of government-imposed lockdowns and a severe recession. Emerging markets posted solid gains for a second consecutive year, led by China’s economic rebound and the technology-export-driven economies of Taiwan and South Korea.

Investments in the consumer discretionary and health care sectors boosted relative returns. MercadoLibre, the leading e-commerce site for Latin America, was among the top contributors as shares surged to fresh highs while the COVID-19 pandemic drove the adoption of online shopping in Latin America. On the downside, some investments in the industrials sector hindered relative returns. In particular, Airbus was a top relative detractor.

The fund’s portfolio managers continue to monitor volatility and potential headwinds brought about by political and trade uncertainty. Given how late it may be in the current bull market, they seek opportunities especially in regions, countries and sectors less affected by these global headlines. Their focus on a company’s fundamental growth drivers and intrinsic worth is critical to helping them identify investments that they believe represent the best value over the long term.

10     American Funds Insurance Series

International Fund (continued)

How a hypothetical $10,000 investment has grown

Total returns based on	For periods ended December 31, 2020[2]
a $1,000 investment					Lifetime	Expense
		1 year	5 years	10 years	(since May 1, 1990)	ratio
	Class 1	14.28%	11.00%	6.94%	8.40%	.55%
	Class 1A	13.96	10.73	6.68	8.13	.80
	Class 2	13.97	10.73	6.68	8.13	.80
	Class 3	14.00	10.79	6.75	8.21	.73
	Class 4	13.66	10.45	6.43	7.87	1.05

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.
[2]	Periods greater than one year are annualized.

Percent of net assets
Where the fund’s assets were invested as of December 31, 2020

American Funds Insurance Series     11

New World Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

New World Fund was up 23.89% for the 12 months ended December 31, 2020. Its benchmark index, the MSCI ACWI (All Country World Index),1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes), was up 16.25%. The MSCI Emerging Markets (EM) Index,1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global emerging markets (consisting of more than 20 emerging market country indexes), increased by 18.31%.

Global stocks rose in the face of a deadly pandemic, boosted by massive government stimulus measures and the rapid development of coronavirus vaccines. In a year marked by unprecedented volatility, stocks declined sharply from February to March, followed by a remarkable nine-month rally that lifted many market indexes to all-time highs. U.S. equities also ended 2020 at record highs, showing resilience during a volatile year that included a pandemic-induced recession, a sharp bear market, civil unrest and a contentious presidential election. European stocks declined in local currency terms as the eurozone economy suffered the effects of government-imposed lockdowns and a severe recession. Emerging markets posted solid gains for a second consecutive year, led by China’s economic rebound and the technology-export-driven economies of Taiwan and South Korea.

The fund’s relative returns outpaced emerging markets in general. Investments in the communication services and consumer staples sectors were beneficial to the fund. MercadoLibre, the leading e-commerce site for Latin America, was among the top contributors as shares surged to fresh highs while the COVID-19 pandemic drove the adoption of online shopping in Latin America. On the downside, a position in Societe Generale detracted from relative returns, as its performance lagged the general market.

The fund’s portfolio managers continue to pursue a bottom-up approach to investing and search for undervalued companies with solid foundations around the world, as well as stocks that are domestically focused and more insulated from geopolitical events given increased volatility at this point in the market cycle.

12     American Funds Insurance Series

New World Fund® (continued)

How a hypothetical $10,000 investment has grown

Total returns based on	For periods ended December 31, 2020[2]
a $1,000 investment		1 year	5 years	10 years	Lifetime (since June 17, 1999)	Gross expense ratio	Net expense ratio
	Class 1	23.89%	13.62%	6.80%	9.16%	.77%	.59%
	Class 1A	23.63	13.34	6.54	8.89	1.02	.84
	Class 2	23.58	13.33	6.54	8.89	1.02	.84
	Class 4	23.29	13.05	6.28	8.62	1.27	1.09

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the series’ board. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: MSCI. Results for MSCI indexes reflect dividends net of withholding taxes and reinvestment of distributions.
[2]	Periods greater than one year are annualized.

Percent of net assets
Where the fund’s assets were invested as of December 31, 2020

American Funds Insurance Series     13

Blue Chip Income and Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Blue Chip Income and Growth Fund gained 9.04% for the 12 months ended December 31, 2020, trailing the 18.40 % rise in its benchmark index, Standard & Poor’s 500 Composite Index,1 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.

U.S. equities ended 2020 at record highs, showing resilience during a volatile year that included a pandemic-induced recession, a sharp bear market, civil unrest and a contentious presidential election. Information technology, consumer discretionary and communication services stocks that benefited from stay-at-home restrictions led markets, including Amazon and Netflix. Overall, the information technology sector rose 44%, while consumer discretionary and communication services gained 33% and 24%, respectively. Energy lagged all other sectors, declining 34%. The significant reduction in travel reduced the demand for oil, which was briefly priced below $0 for the first time in history amid fears of dwindling storage capacity. The real estate and financials sectors were also negative for the year, each declining 2%.

Among the fund’s top contributors to relative returns was Broadcom. The semiconductor and wireless company added the most to relative returns, boosted by strong financial results, including revenues of $23.9 billion in fiscal 2020, up 6% over fiscal 2019. Another top contributor was Carrier Global, where sales growth was largely driven by record demand for residential HVAC products in North America.

On the downside, investments in the energy sector were a drag on results. Energy lagged all other sectors as a significant reduction in travel reduced the demand for oil, which was briefly priced below $0 for the first time in history over fears of dwindling storage capacity. Within the sector, investments in Exxon Mobil and Diamondback Energy hurt results. While overall results lagged the market, we continue to believe the focus on dividend-paying stocks will pay off over the long term.

Nearer term, the fund’s portfolio managers are aware that the market is keeping a close watch on U.S. monetary policy, recovery from the pandemic, economic stimulus and the resulting implications on the U.S. economy. Portfolio managers continue to favor well-managed, high-quality companies that are capable of paying dividends in myriad economic environments. We remain optimistic that this focus, supported by our global research, will help us to identify attractive long-term investment opportunities.

14     American Funds Insurance Series

Blue Chip Income and Growth Fund (continued)

How a hypothetical $10,000 investment has grown

Total returns based on	For periods ended December 31, 2020[3]
a $1,000 investment					Lifetime	Gross	Net
		1 year	5 years	10 years	(since July 5, 2001)	expense ratio	expense ratio
	Class 1	9.04%	11.14%	11.18%	6.82%	.43%	.27%
	Class 1A	8.79	10.89	10.91	6.56	.91	.68
	Class 2	8.68	10.85	10.90	6.55	.68	.52
	Class 4	8.47	10.58	10.68	6.32	.93	.93

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser intends to waive a portion of its management fees beginning May 1, 2021. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the series’ board. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: S&P Dow Jones Indices LLC.
[2]	Source: Refinitiv Lipper. Results for the Lipper indexes do not reflect sales charges. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category.
[3]	Periods greater than one year are annualized.

Percent of net assets
Where the fund’s assets were invested as of December 31, 2020

American Funds Insurance Series     15

Global Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Growth and Income Fund advanced 9.03% for the 12 months ended December 31, 2020, compared with a 16.25% increase in its benchmark index, MSCI ACWI (All Country World Index),1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes.

Global stocks rose in the face of a deadly pandemic, boosted by massive government stimulus measures and the rapid development of coronavirus vaccines. In a year marked by unprecedented volatility, stocks declined sharply from February to March, followed by a remarkable nine-month rally that lifted many market indexes to all-time highs. U.S. equities also ended 2020 at record highs, showing resilience during a volatile year that included a pandemic-induced recession, a sharp bear market, civil unrest and a contentious presidential election. European stocks declined in local currency terms as the eurozone economy suffered the effects of government-imposed lockdowns and a severe recession. Emerging markets posted solid gains for a second consecutive year, led by China’s economic rebound and the technology-export-driven economies of Taiwan and South Korea.

The fund’s relative performance benefited from specific stock selection, particularly within the information technology and energy sectors. Information technology firm TSMC was the top contributor to results. On the downside, some investments in the industrials sector hindered relative returns. In particular, Airbus was the top relative detractor.

On a country basis, holdings in Taiwan and Australia contributed the most to relative returns, and holdings in the U.S. and France were a drag on returns.

The fund’s portfolio managers recognize that we are experiencing a slowdown in global economic growth. However, we expect that some sectors’ businesses and companies’ share prices, particularly hard-hit by COVID-19, will recover in the medium term as vaccinations are rolled out globally in 2021. Portfolio managers continue to invest based on a bottom-up approach to long-term investing and believe they can uncover promising companies with strong positions in their industries, sustainable growth and income opportunities globally – including in emerging markets.

16     American Funds Insurance Series

Global Growth and Income Fund (continued)

How a hypothetical $10,000 investment has grown

Total returns based on	For periods ended December 31, 2020[2]
a $1,000 investment					Lifetime	Gross	Net
		1 year	5 years	10 years	(since May 1, 2006)	expense ratio	expense ratio
	Class 1	9.03%	12.05%	9.83%	7.66%	.66%	.43%
	Class 1A	8.78	11.81	9.58	7.40	.91	.68
	Class 2	8.73	11.76	9.56	7.39	.91	.68
	Class 4	8.55	11.48	9.31	7.14	1.16	.93

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser intends to waive a portion of its management fees beginning May 1, 2021. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the series’ board. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.
[2]	Periods greater than one year are annualized.

Percent of net assets
Where the fund’s assets were invested as of December 31, 2020

American Funds Insurance Series     17

Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Growth-Income Fund gained 13.81% for the 12 months ended December 31, 2020, compared with a 18.40% increase in its benchmark index, Standard & Poor’s 500 Composite Index,1 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.

U.S. equities ended 2020 at record highs, showing resilience during a volatile year that included a pandemic-induced recession, a sharp bear market, civil unrest and a contentious presidential election. Information technology, consumer discretionary and communication services stocks that benefited from stay-at-home restrictions led markets, including Amazon and Netflix. Overall, the information technology sector rose 44%, while consumer discretionary and communication services gained 33% and 24%, respectively. Energy lagged all other sectors, declining 34%. The significant reduction in travel reduced the demand for oil, which was briefly priced below $0 for the first time in history amid fears of dwindling storage capacity. The real estate and financials sectors were also negative for the year, each declining 2%.

Regarding the fund, investments in the communication services sector contributed the most to the fund’s relative returns. Among these stocks, Netflix added the most to the fund’s relative results as shares soared while stay-at-home orders spurred demand for internet-streaming media. On the downside, the fund’s lower-than-index position in information technology stocks, a sector that performed strongly over the period, weighed on relative returns. In particular, the fund’s lower-than-index investment in Apple hindered sector results the most as Apple shares outperformed the broader market over the period.

The fund’s portfolio managers continue to look for compelling investment opportunities, buying stocks they believe represent the best value over the long term.

18     American Funds Insurance Series

Growth-Income Fund (continued)

How a hypothetical $10,000 investment has grown

Total returns based on	For periods ended December 31, 2020[2]
a $1,000 investment					Lifetime	Expense
		1 year	5 years	10 years	(since February 8, 1984)	ratio
	Class 1	13.81%	14.22%	13.02%	11.52%	.30%
	Class 1A	13.55	13.95	12.75	11.25	.55
	Class 2	13.54	13.93	12.74	11.24	.55
	Class 3	13.60	14.01	12.82	11.32	.48
	Class 4	13.25	13.65	12.47	10.97	.80

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: S&P Dow Jones Indices LLC.
[2]	Periods greater than one year are annualized.

Percent of net assets
Where the fund’s assets were invested as of December 31, 2020

American Funds Insurance Series     19

International Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

International Growth and Income Fund advanced 6.24% for the 12 months ended December 31, 2020, compared with a 10.65% increase in its benchmark index, MSCI ACWI (All Country World Index) ex USA,1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes excluding the U.S.).

Global stocks rose in the face of a deadly pandemic, boosted by massive government stimulus measures and the rapid development of coronavirus vaccines. In a year marked by unprecedented volatility, stocks declined sharply from February to March, followed by a remarkable nine-month rally that lifted many market indexes to all-time highs. U.S. equities also ended 2020 at record highs, showing resilience during a volatile year that included a pandemic-induced recession, a sharp bear market, civil unrest and a contentious presidential election. European stocks declined in local currency terms as the eurozone economy suffered the effects of government-imposed lockdowns and a severe recession. Emerging markets posted solid gains for a second consecutive year, led by China’s economic rebound and the technology-export-driven economies of Taiwan and South Korea.

The top contributors to the fund’s relative returns were the communication services and utilities sectors due in part to good stock selection. Health care stock Daiichi Sankyo was the top contributor to the fund’s relative returns as it benefited from positive sentiment on Daiichi Sankyo’s sales of mainstay products. The company also indicated it was aiming to initiate clinical studies for an mRNA coronavirus vaccine candidate in March 2021.

On the downside, investments in the industrials and information technology sectors detracted from the fund’s relative returns. Among energy stocks, Royal Dutch Shell was one of the fund’s biggest drags on returns as shares fell sharply when oil prices plummeted, a result of decreasing demand brought about by a pandemic-induced slump in global economic growth.

The fund’s portfolio managers follow global economic and geopolitical uncertainties with an aim to preserve value in any potential market correction while preparing to take advantage of buying opportunities as they arise.

20     American Funds Insurance Series

International Growth and Income Fund (continued)

How a hypothetical $10,000 investment has grown

Total returns based on	For periods ended December 31, 2020[2]
a $1,000 investment					Lifetime	Expense
		1 year	5 years	10 years	(since November 18, 2008)	ratio
	Class 1	6.24%	8.20%	5.69%	9.06%	.68%
	Class 1A	5.98	7.95	5.44	8.80	.93
	Class 2	6.01	7.94	5.43	8.79	.93
	Class 4	5.73	7.67	5.20	8.55	1.18

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.
[2]	Periods greater than one year are annualized.

Percent of net assets
Where the fund’s assets were invested as of December 31, 2020

American Funds Insurance Series     21

Capital Income Builder®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Capital Income Builder, which invests in a mix of stocks and bonds, gained 4.64% for the 12 months ended December 31, 2020. During the same period, the MSCI ACWI (All Country World Index)1, a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes), gained 16.25%. The Bloomberg Barclays U.S. Aggregate Index2, which represents the U.S. investment-grade (rated BBB/ Baa and above) fixed-rate bond market, gained 7.51%. The index blend of 70%/30% MSCI ACWI/Bloomberg Barclays U.S. Aggregate Index3 gained 14.28%. Effective May 1, 2021, the fund has elected to use the 70%/30% MSCI ACWI/Bloomberg Barclays U.S. Aggregate Index as its primary benchmark, because it comes closest to reflecting its investment universe and best measures its long-term results and portfolio managers’ success over time. The Lipper Global Equity Income Funds Average4, a measure of similar funds, was up 2.51%.

Global stocks rose in the face of a deadly pandemic, boosted by massive government stimulus measures and the rapid development of coronavirus vaccines. In a year marked by unprecedented volatility, stocks declined sharply from February to March, followed by a remarkable nine-month rally that lifted many market indexes to all-time highs. U.S. equities also ended 2020 at record highs, showing resilience during a volatile year that included a pandemic-induced recession, a sharp bear market, civil unrest and a contentious presidential election. European stocks declined in local currency terms as the eurozone economy suffered the effects of government-imposed lockdowns and a severe recession. Emerging markets posted solid gains for a second consecutive year, led by China’s economic rebound and the technology-export-driven economies of Taiwan and South Korea.

In the equity portfolio, the top contributors in relative terms were the financials and real estate sectors. Semiconductor and wireless company Broadcom added the most to relative returns, boosted by strong financial results, including revenues of $23.9 billion in fiscal 2020, up 6% over fiscal 2019.

On the downside, the consumer discretionary sector was a drag on relative returns. The fund’s top detractor to relative returns was information technology company Apple. The fund had a significantly lower investment in Apple compared to the index and Apple proved to be one of the top performers for the year. The fund’s fixed income portfolio added to relative returns, due to duration, sector positioning and security selection.

Despite expectations for a gradual lessening of the impact of the COVID-19 pandemic, the current market environment continues to be characterized by significant uncertainty. Anticipation is strong for central bankers and legislatures to do everything in their power to maintain economic growth, but the fund’s portfolio managers continue to seek to avoid companies that take on inappropriate levels of debt to pay dividends and are focused instead on identifying companies with strong business models and a commitment to paying and growing dividends over time.

22     American Funds Insurance Series

Capital Income Builder® (continued)

How a hypothetical $10,000 investment has grown

Total returns based on	For periods ended December 31, 2020[5]
a $1,000 investment				Lifetime	Gross	Net
		1 year	5 years	(since May 1, 2014)	expense ratio	expense ratio
	Class 1	4.64%	6.35%	4.55%	.53%	.28%
	Class 1A	4.38	6.09	4.29	.78	.53
	Class 2	4.48	6.13	4.39	.78	.53
	Class 4	4.11	5.84	4.03	1.03	.78

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the series’ board. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

¹	Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.
[2]	Source: Bloomberg Index Services Ltd.
[3]	Data sources: MSCI and Bloomberg Index Services Ltd. The 70%/30% MSCI ACWI/Bloomberg Barclays U.S. Aggregate Index blends the MSCI ACWI (All Country World Index) with the Bloomberg Barclays U.S. Aggregate Index by weighting their total returns at 70% and 30%, respectively. Its result assumes the blend is rebalanced monthly.
[4]	Source: Refinitiv Lipper. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update, available on our website.
[5]	Periods greater than one year are annualized.

Percent of net assets
Where the fund’s assets were invested as of December 31, 2020

American Funds Insurance Series     23

Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Asset Allocation Fund, which is a mix of stocks and bonds, gained 12.71% for the 12 months ended December 31, 2020. Standard & Poor’s 500 Composite Index1, a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, was up 18.40% over the same period, while the Bloomberg Barclays U.S. Aggregate Index2, which represents the U.S. investment-grade (rated BBB/Baa and above) fixed-rate bond market, returned 7.51%. A blend of the two indexes, the 60%/40% S&P 500 Index/ Bloomberg Barclays U.S. Aggregate Index3, gained 14.73%. Effective May 1, 2020, the fund has elected to use the 60%/40% S&P 500 Index/Bloomberg Barclays U.S. Aggregate Index as its primary benchmark, because it comes closest to reflecting its investment universe and best measures its long-term results and portfolio managers’ success over time.

U.S. equities ended 2020 at record highs, showing resilience during a volatile year that included a pandemic-induced recession, a sharp bear market, civil unrest and a contentious presidential election. Information technology, consumer discretionary and communication services stocks that benefited from stay-at-home restrictions led markets, including Amazon and Netflix. Overall, the information technology sector rose 44%, while consumer discretionary and communication services gained 33% and 24%, respectively. Energy lagged all other sectors, declining 34%. The significant reduction in travel reduced the demand for oil, which was briefly priced below $0 for the first time in history amid fears of dwindling storage capacity. The real estate and financials sectors were also negative for the year, each declining 2%.

Investments in the technology sector —the fund’s largest sector holding — contributed to the fund’s relative returns. Within the sector, TSMC and ASML Holding contributed to relative results with double-digit returns that outpaced the general market.

On the downside, commercial aerospace company Boeing detracted from relative returns as shares slumped in the face of unprecedented disruptions arising from the COVID-19 pandemic. The fund’s fixed income investments were additive to relative returns due to sector positioning and security selection.

The fund’s portfolio managers continue to evaluate the economic and market/sector implications of the current administration’s decisions regarding trade. The fund’s cash position allows portfolio managers to remain flexible and better navigate uncertainty by focusing on opportunities when stock prices are favorable.

24     American Funds Insurance Series

Asset Allocation Fund (continued)

How a hypothetical $10,000 investment has grown

Total returns based on	For periods ended December 31, 2020[4]
a $1,000 investment					Lifetime	Expense
		1 year	5 years	10 years	(since August 1,1989)	ratio
	Class 1	12.71%	10.86%	10.19%	8.76%	.30%
	Class 1A	12.43	10.60	9.92	8.49	.55
	Class 2	12.46	10.59	9.91	8.49	.55
	Class 3	12.50	10.66	9.99	8.57	.48
	Class 4	12.16	10.31	9.68	8.23	.80

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: S&P Dow Jones Indices LLC.
[2]	Source: Bloomberg Index Services Ltd.
[3]	Sources: Bloomberg Index Services Ltd. and S&P Dow Jones Indices LLC. Blends the S&P 500 with the Bloomberg Barclays U.S. Aggregate Index by weighting their total returns at 60% and 40%, respectively. Results assume the blend is rebalanced monthly.
[4]	Periods greater than one year are annualized.

Percent of net assets
Where the fund’s assets were invested as of December 31, 2020

American Funds Insurance Series     25

Global Balanced Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Balanced Fund gained 10.53% for the 12 months ended December 31, 2020. The MSCI ACWI (All Country World Index),1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes), increased by 16.25%, while the Bloomberg Barclays Global Aggregate Index,2 a measure of global investment-grade bonds (rated BBB/Baa and above), increased 9.20%. The 60%/40% MSCI ACWI/Bloomberg Barclays Global Aggregate Index,3 a blend of the two indexes, gained 14.05%. Effective May 1, 2021, the fund has elected to use the 60%/40% MSCI ACWI/Bloomberg Barclays Global Aggregate Index as its primary benchmark, because it comes closest to reflecting its investment universe and best measures its long-term results and portfolio managers’ success over time.

Global stocks rose in the face of a deadly pandemic, boosted by massive government stimulus measures and the rapid development of coronavirus vaccines. In a year marked by unprecedented volatility, stocks declined sharply from February to March, followed by a remarkable nine-month rally that lifted many market indexes to all-time highs. U.S. equities also ended 2020 at record highs, showing resilience during a volatile year that included a pandemic-induced recession, a sharp bear market, civil unrest and a contentious presidential election. European stocks declined in local currency terms as the eurozone economy suffered the effects of government-imposed lockdowns and a severe recession. Emerging markets posted solid gains for a second consecutive year, led by China’s economic rebound and the technology-export-driven economies of Taiwan and South Korea.

Stock selection in the financials sector was additive to relative returns. Investments in information technology firms TSMC and ASML Holding were top contributors to results. Despite COVID-19-related supply-side disruptions, 5G, artificial intelligence and high-performance computing continued to underpin long-term demand for ASML’s extreme ultraviolet lithography products. The fund’s fixed income investments also helped relative returns, with sector positioning, duration and curve being among the additive factors. On the downside, stock selection in the consumer staples and health care sectors detracted from relative returns. An investment in aerospace firm Boeing was a drag on results as it faced unprecedented disruption arising from the pandemic, as well as uncertainty over recertification of the 737 MAX for much of the year. In fixed income, unhedged currency, particularly in euro-denominated bonds, also detracted from relative returns.

Portfolio managers continue to monitor cross-border trade discussions that could have negative economic implications due to a possible reduction in global trade. Further considerations include continued easing by monetary authorities and the possibility of increased fiscal stimulus in a number of countries. Portfolio managers continue to focus on global research and stock-by-stock, bottom-up fundamental analysis.

26     American Funds Insurance Series

Global Balanced Fund (continued)

How a hypothetical $10,000 investment has grown

Total returns based on	For periods ended December 31, 2020[4]
a $1,000 investment				Lifetime	Expense
		1 year	5 years	(since May 2, 2011)	ratio
	Class 1	10.53%	9.57%	6.90%	.72%
	Class 1A	10.25	9.34	6.65	.97
	Class 2	10.30	9.30	6.63	.97
	Class 4	10.00	9.03	6.49	1.22

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: MSCI. The MSCI index results reflect dividends net of withholding taxes and reinvestment of distributions.
[2]	Source: Bloomberg Index Services Ltd.
[3]	Data sources: MSCI and Bloomberg Index Services Ltd. The 60%/40% MSCI ACWI/Bloomberg Barclays Global Aggregate Index blends the MSCI ACWI (All Country World Index) with the Bloomberg Barclays Global Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.
[4]	Periods greater than one year are annualized.

Percent of net assets
Where the fund’s assets were invested as of December 31, 2020

American Funds Insurance Series     27

Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Bond Fund gained 9.96% for the 12 months ended December 31, 2020. In comparison, the fund’s benchmark, the Bloomberg Barclays U.S. Aggregate Index1, which represents the U.S. investment-grade (rated BBB/Baa and above) fixed-rate bond market, returned 7.51%.

Bond markets rebounded sharply supported by extraordinary measures from the Federal Reserve. The central bank slashed interest rates to near-zero in March, launched an array of emergency lending programs, and purchased corporate and government debt. The yield on the benchmark 10-year Treasury note closed the year at 0.92%, down from 1.92% the previous year. Corporate spreads ended the year near pre-pandemic levels. The Treasury curve steepened amid declining yields.

The fund benefitted from security selection, sector selection and duration positioning. Within sector selection, overweights in investment-grade corporates and agency mortgage backed securities helped relative results. Also, out-of-benchmark investments in Treasury Inflation Protected Securities (TIPS) and high-yield bonds all added to relative returns. Within security selection, bonds issued by Teva Pharmaceutical were notable contributors. Municipal issuers such as the State of Illinois and Chicago Board of Education detracted over the period.

Valuations have largely recovered from the lows seen in March. Consequently, managers have begun reducing risk in the portfolio and will likely continue if valuations improve further. This will enable managers to take advantage of future volatility by purchasing bonds when prices look more attractive at that time. With interest rates at relatively low levels and the Fed holding short-term rates near zero, managers expect longer term yields to rise as the economic backdrop improves.

Managers believe that stimulative fiscal and monetary policy should help to keep U.S. economic growth positive. Although the portfolio is positioned toward an economic recovery, managers anticipate a high level of uncertainty and a fragile state of the economy. As such, careful, research-driven security selection will continue to be an important driver of future investment results.

28     American Funds Insurance Series

Bond Fund (continued)

How a hypothetical $10,000 investment has grown

Total returns based on	For periods ended December 31, 2020[2]
a $1,000 investment					Lifetime	Gross	Net
		1 year	5 years	10 years	(since January 2, 1996)	expense ratio	expense ratio
	Class 1	9.96%	5.20%	4.18%	4.93%	.40%	.21%
	Class 1A	9.68	4.94	3.92	4.67	.65	.46
	Class 2	9.73	4.92	3.92	4.67	.65	.46
	Class 4	9.38	4.66	3.67	4.41	.90	.71

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser intends to waive a portion of its management fees beginning May 1, 2021. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the series’ board. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: Bloomberg Index Services Ltd.
[2]	Periods greater than one year are annualized.

Percent of net assets
Where the fund’s assets were invested as of December 31, 2020

American Funds Insurance Series     29

Capital World Bond Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Capital World Bond Fund gained 10.17% for the 12 months ended December 31, 2020. This outpaced the fund’s benchmark, the Bloomberg Barclays Global Aggregate Index1, which measures global investment-grade bonds (rated BBB/Baa and above) and increased 9.20%.

Government bonds advanced as central banks around the world slashed interest rates and ramped up stimulus programs in an attempt to counter the damaging effects of the pandemic. The U.S. Federal Reserve cut rates to near zero in March and launched an array of emergency lending programs as part of its COVID-19 response. The Treasury curve steepened amid declining yields.

Sector and security selection contributed positively to the fund’s relative returns over the period. The fund managers favored credits from Southern Europe and Eastern Europe, of which Greece and Romania were among top contributors to returns. Diversified exposures to local emerging markets, such as Mexico, also added to results. Government bonds from France and Brazil were among individual detractors to relative returns.

As growth in the U.S. moderates, the fund’s portfolio managers seek to identify long-term investments around the world such as in emerging markets where sovereign, corporate and high-yield debt may present opportunities. Given the fund’s core objective is to provide a high-level of total return over the long term, the fund’s portfolio managers maintain a cautious approach to investing in different sectors of the bond market, such as high-yield debt.

30     American Funds Insurance Series

Capital World Bond Fund® (continued)

How a hypothetical $10,000 investment has grown

Total returns based on	For periods ended December 31, 2020[3]
a $1,000 investment					Lifetime	Gross	Net
		1 year	5 years	10 years	(since October 4, 2006)	expense ratio	expense ratio
	Class 1	10.17%	5.35%	3.30%	4.49%	.58%	.48%
	Class 1A	9.89	5.12	3.06	4.24	.83	.73
	Class 2[4]	9.90	5.10	3.04	4.22	.83	.73
	Class 4	9.62	4.84	2.83	4.00	1.08	.98

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the series’ board. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: Bloomberg Index Services Ltd.
[2]	Source: Refinitiv Lipper. Results for the Lipper indexes do not reflect sales charges. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category.
[3]	Periods greater than one year are annualized.
[4]	Capital World Bond Fund Class 2 shares were first sold on November 6, 2006. Results prior to that date are hypothetical based on Class 1 share results adjusted for estimated additional annual expenses of 0.25%.

Percent of net assets
Where the fund’s assets were invested as of December 31, 2020

American Funds Insurance Series     31

High-Income Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

High-Income Bond Fund gained 8.21% for the 12 months ended December 31, 2020. In comparison, the fund’s benchmark, the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index,1 which measures fixed-rate non-investment-grade bonds (rated BB/Ba and below) and limits the exposure of an issuer to 2%, was up 7.05%.

Credit markets rebounded sharply from their pandemic lows, supported by extraordinary measures from the Federal Reserve and other global central banks. The Federal Reserve reduced interest rates to near-zero in March and launched an array of emergency programs that included purchasing corporate bonds. The yield on the benchmark 10-year Treasury note closed the year at 0.92%, down from 1.92% the previous year. Corporate spreads ended the year near pre-pandemic levels, after increasing dramatically during the early stages of the pandemic.

Sector and security selection contributed positively to the fund’s relative returns over the period. In particular, security selection within the consumer non-cyclical sector was additive to results. Conversely, investments within the energy sector detracted from relative returns.

The fund’s portfolio managers continue to believe current fundamentals support a mildly constructive outlook for the high-yield market and that ongoing fiscal and monetary support — combined with synchronous global growth as economies gradually reopen — will mitigate adverse impacts of the pandemic. We continue to monitor these themes and believe that high-yield bonds will be supported by stronger economic growth and central bank policies.

32     American Funds Insurance Series

High-Income Bond Fund (continued)

How a hypothetical $10,000 investment has grown

Total returns based on	For periods ended December 31, 2020[2]
a $1,000 investment					Lifetime	Gross	Net
		1 year	5 years	10 years	(since February 8,1984)	expense ratio	expense ratio
	Class 1	8.21%	8.59%	5.83%	8.65%	.52%	.33%
	Class 1A	7.94	8.35	5.58	8.39	.77	.58
	Class 2	7.94	8.34	5.57	8.38	.77	.58
	Class 3	7.93	8.39	5.63	8.46	.70	.51
	Class 4	7.74	8.05	5.35	8.13	1.02	.83

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser intends to waive a portion of its management fees beginning May 1, 2021. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the series’ board. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: Bloomberg Index Services Ltd.
[2]	Periods greater than one year are annualized.

Percent of net assets
Where the fund’s assets were invested as of December 31, 2020

American Funds Insurance Series     33

American Funds Mortgage Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

American Funds Mortgage Fund gained 6.98% for the 12 months ended December 31, 2020, while the Bloomberg Barclays U.S. Mortgage-Backed Securities Index,1 which covers the mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae and Freddie Mac, rose 3.87%.

Bond markets rebounded sharply supported by extraordinary measures from the Federal Reserve. The central bank slashed interest rates to near-zero in March, launched an array of emergency lending programs, and purchased corporate and government debt. The yield on the benchmark 10-year Treasury note closed the year at 0.92%, down from 1.92% the previous year. Corporate spreads ended the year near pre-pandemic levels. The Treasury curve steepened amid declining yields.

Duration and curve positioning, as well as sector and security selection, all contributed to the fund’s relative returns over the period. The fund benefited from a lower-than-benchmark weighting in mortgages. On the downside, duration positioning in IRS swaps detracted from relative results.

The fund’s portfolio managers remain focused on meeting the core objectives of the fund providing current income and protecting capital. Rate hikes in the near future are unlikely as the Federal Reserve looks to extend economic expansion and raise inflation closer to its stated “strong commitment” for a symmetric target of 2%. Due to the Fed’s interest policy and market optimism with respect to economic growth, the Treasury yield curve steepened considerably in 2020. The fund positioning is intended to provide some stability if we experience another bout of weakness in equity or credit markets. More attractive valuations for mortgage investments are expected to emerge going forward amid a transition from our extended period of extremely low volatility to a more normal period of economic and asset price uncertainty.

34     American Funds Insurance Series

American Funds Mortgage Fund® (continued)

How a hypothetical $10,000 investment has grown

Total returns based on	For periods ended December 31, 2020[2]
a $1,000 investment				Lifetime	Gross	Net
		1 year	5 years	(since May 2, 2011)	expense ratio	expense ratio
	Class 1	6.98%	3.34%	3.12%	.48%	.27%
	Class 1A	6.63	3.08	2.86	.73	.52
	Class 2	6.72	3.08	2.86	.73	.52
	Class 4	6.38	2.82	2.66	.98	.77

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the series’ board. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: Bloomberg Index Services Ltd.
[2]	Periods greater than one year are annualized.

Percent of net assets
Where the fund’s assets were invested as of December 31, 2020

American Funds Insurance Series     35

Ultra-Short Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Ultra-Short Bond Fund gained 0.34% for the 12 months ended December 31, 2020, compared with a 1.31% rise in the Bloomberg Barclays Short-Term Government/Corporate Index1, which consists of investment-grade (rated BBB/Baa and above), fixed-rate, publicly placed, dollar-denominated and non-convertible securities with remaining maturity from one up to (but not including) 12 months within either the government or corporate sector. With a focus on capital preservation and liquidity, the fund continues to be managed in a relatively conservative manner compared to the above-described index.

Short-term interest rates are near zero and have been since the Federal Reserve cut rates in March. The current low interest rate environment may persist, as uncertainty regarding the coronavirus continues even with positive news on the vaccine front.

36     American Funds Insurance Series

Ultra-Short Bond Fund (continued)

Total returns based on	For periods ended December 31, 2020[2]
a $1,000 investment					Lifetime	Expense
		1 year	5 years	10 years	(since February 8, 1984)	ratio
	Class 1	0.34%	0.91%	0.34%	3.31%	0.37%
	Class 1A	0.32	0.86	0.19	3.08	0.62
	Class 2	0.03	0.65	0.08	3.05	0.62
	Class 3	0.13	0.74	0.16	3.12	0.55
	Class 4	–0.25	0.40	–0.09	2.81	0.87

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: Bloomberg Index Services Ltd.
[2]	Periods greater than one year are annualized.

		Percent of net assets
Where the fund’s	Commercial paper	71.5%
assets were	Federal agency bills & notes	16.2
invested as of	U.S. Treasury bills	11.4
December 31, 2020	Other assets less liabilities	.9
	Total	100.0%

American Funds Insurance Series     37

U.S. Government/AAA-Rated Securities Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

U.S. Government/AAA-Rated Securities Fund rose 10.09% for the 12 months ended December 31, 2020, while the Bloomberg Barclays U.S. Government/Mortgage-Backed Securities Index,1 which covers obligations issued by the U.S. Treasury and U.S. government agencies, increased by 6.36%.

Bond markets rebounded sharply supported by extraordinary measures from the Federal Reserve. The central bank slashed interest rates to near-zero in March, launched an array of emergency lending programs, and purchased corporate and government debt. The yield on the benchmark 10-year Treasury note closed the year at 0.92%, down from 1.92% the previous year. Corporate spreads ended the year near pre-pandemic levels. The Treasury curve steepened amid declining yields.

During the period, the fund’s duration and mortgage positioning were additive to results. On the downside, duration positioning in IRS swaps detracted from relative results.

The fund strives to meet its objective of providing a high level of current income consistent with the preservation of capital. Rate hikes in the near future are unlikely as the Federal Reserve looks to extend economic expansion and raise inflation closer to its stated “strong commitment” symmetric target of 2%. Due to the Fed’s interest policy and market optimism with respect to economic growth, the Treasury yield curve steepened considerably in 2020. The fund positioning is intended to provide some stability if we experience another bout of weakness in equity or credit markets.

38     American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund (continued)

How a hypothetical $10,000 investment has grown

Total returns based on	For periods ended December 31, 2020[2]
a $1,000 investment					Lifetime	Gross	Net
		1 year	5 years	10 years	(since December 2, 1985)	expense ratio	expense ratio
	Class 1	10.09%	3.93%	3.37%	5.83%	.39%	.23%
	Class 1A	9.75	3.70	3.12	5.57	.64	.48
	Class 2	9.80	3.67	3.10	5.57	.64	.48
	Class 3	9.91	3.76	3.18	5.64	.57	.41
	Class 4	9.48	3.42	2.90	5.32	.89	.73

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser intends to waive a portion of its management fees beginning May 1, 2021. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the series’ board. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: Bloomberg Index Services Ltd.
[2]	Periods greater than one year are annualized.

Percent of net assets
Where the fund’s assets were invested as of December 31, 2020

American Funds Insurance Series     39

Managed Risk Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

The fund gained 32.45% for the 12 months ended December 31, 2020. S&P 500 Managed Risk Index – Moderate Aggressive1 was up 6.92%. Standard & Poor’s 500 Composite Index2, a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, increased 18.40%.

The fund pursues its objective by investing in shares of American Funds Insurance Series – Growth FundSM and American Funds Insurance Series – Bond FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The underlying Growth Fund’s investments in consumer discretionary and communication services sectors were top contributors to relative returns, while its cash holdings detracted.

How a hypothetical $10,000 investment has grown

Total returns based on	For periods ended December 31, 2020[3]
a $1,000 investment				Lifetime	Gross	Net
		1 year	5 years	(since May 1, 2013)	expense ratio	expense ratio
	Class P1	32.45%	15.97%	12.65%	.74%	.69%
	Class P2	32.03	15.64	12.32	.99	.94

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the series’ board. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2021 (unaudited).

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index.
[2]	Source: S&P Dow Jones Indices LLC.
[3]	Periods greater than one year are annualized.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

40     American Funds Insurance Series

Managed Risk International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

The fund gained 3.13% for the 12 months ended December 31, 2020, compared to the S&P EPAC Ex. Korea LargeMidCap Managed Risk Index – Moderate Aggressive1, which was flat at 0.00%. The MSCI ACWI (All Country World Index) ex USA2, a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes, excluding the U.S.), increased 10.65%.

The fund pursues its objective by investing in shares of American Funds Insurance Series – International FundSM and American Funds Insurance Series – Bond FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The underlying International Fund’s investments in the consumer discretionary and health care sectors were additive to relative returns, while stock selection in the industrials sector detracted from relative results.

How a hypothetical $10,000 investment has grown

Total returns based on	For periods ended December 31, 2020[3]
a $1,000 investment				Lifetime	Gross	Net
		1 year	5 years	(since May 1, 2013)	expense ratio	expense ratio
	Class P1	3.13%	6.60%	3.84%	.94%	.86%
	Class P2	2.80	6.19	3.46	1.19	1.11

The investment adviser is currently waiving a portion of its management fee. In addition, the investment adviser is currently reimbursing a portion of other expenses. This waiver and reimbursement will be in effect through at least May 1, 2022. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the series’ board. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2021 (unaudited).

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index.
[2]	Source: MSCI. The MSCI index result reflects reinvestment of distributions and dividends net of withholding taxes.
[3]	Periods greater than one year are annualized.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series     41

Managed Risk Blue Chip Income and Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

The fund declined 0.93% for the 12 months ended December 31, 2020. S&P 500 Managed Risk Index – Moderate1 gained 7.01%. Standard & Poor’s 500 Composite Index2, a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, increased 18.40%.

The fund pursues its objective by investing in shares of American Funds Insurance Series – Blue Chip Income and Growth FundSM and American Funds Insurance Series – U.S. Government/AAA-Rated Securities FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The underlying Blue Chip Income and Growth Fund’s investments in the financials sector was additive to relative returns, while stock selection in the energy sector detracted from relative results.

How a hypothetical $10,000 investment has grown

Total returns based on	For periods ended December 31, 2020[3]
a $1,000 investment				Lifetime	Gross	Net
		1 year	5 years	(since May 1, 2013)	expense ratio	expense ratio
	Class P1	–0.93%	6.68%	6.01%	.68%	.63%
	Class P2	–1.25	6.32	5.64	.93	.88

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the series’ board. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2021 (unaudited).

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index.
[2]	Source: S&P Dow Jones Indices LLC.
[3]	Periods greater than one year are annualized.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

42     American Funds Insurance Series

Managed Risk Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

The fund gained 9.85% for the 12 months ended December 31, 2020, compared to the S&P 500 Managed Risk Index – Moderate1, which rose 7.01%. Standard & Poor’s 500 Composite Index2, a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, increased 18.40%.

The fund pursues its objective by investing in shares of American Funds Insurance Series – Growth-Income FundSM and American Funds Insurance Series – Bond FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The underlying Growth-Income Fund’s stock selection in the communication services sector was a top contributor to relative returns, while stock selection in the information technology sector detracted from relative results.

How a hypothetical $10,000 investment has grown

Total returns based on	For periods ended December 31, 2020[3]
a $1,000 investment				Lifetime	Gross	Net
		1 year	5 years	(since May 1, 2013)	expense ratio	expense ratio
	Class P1	9.85%	10.58%	9.08%	.68%	.63%
	Class P2	9.58	10.27	8.76	.93	.88

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the series’ board. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2021 (unaudited).

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index.
[2]	Source: S&P Dow Jones Indices LLC.
[3]	Periods greater than one year are annualized.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series     43

Managed Risk Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

The fund gained 6.10% for the 12 months ended December 31, 2020. S&P 500 Managed Risk Index – Moderate Conservative1 was up 7.20%. Standard & Poor’s 500 Composite Index2, a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, increased 18.40%.

The fund pursues its objective by investing in shares of American Funds Insurance Series – Asset Allocation FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The underlying Asset Allocation Fund’s investments in the real estate and information technology sectors were top contributors to relative returns, while stock selection in the energy and industrials sectors detracted from relative results.

44     American Funds Insurance Series

Managed Risk Asset Allocation Fund (continued)

How a hypothetical $10,000 investment has grown

Total returns based on	For periods ended December 31, 2020[4]
a $1,000 investment				Lifetime	Gross	Net
		1 year	5 years	(since September 28, 2012)	expense ratio	expense ratio
	Class P1	6.10%	8.17%	7.77%	.70%	.65%
	Class P2	5.88	7.91	7.51	.95	.90

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the series’ board. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021 (unaudited).

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index.
[2]	Source: S&P Dow Jones Indices LLC.
[3]	Source: Bloomberg Index Services Ltd.
[4]	Periods greater than one year are annualized.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series     45

Global Growth Fund

Investment portfolio December 31, 2020

Common stocks 93.72%		Shares	Value (000)
Information	ASML Holding NV1	591,992	$286,087
technology	ASML Holding NV (New York registered) (ADR)	464,300	226,449
31.71%	Taiwan Semiconductor Manufacturing Company, Ltd.[1]	24,817,000	466,100
	Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	280,000	30,531
	Microsoft Corp.	1,902,900	423,243
	Paycom Software, Inc.[2]	357,000	161,453
	Adyen NV1,2	61,500	143,105
	PayPal Holdings, Inc.[2]	490,000	114,758
	Visa Inc., Class A	515,000	112,646
	Broadcom Inc.	233,350	102,172
	PagSeguro Digital Ltd., Class A2	1,340,900	76,270
	Adobe Inc.[2]	135,000	67,516
	Zendesk, Inc.[2]	454,000	64,977
	Samsung Electronics Co., Ltd.[1]	785,100	58,676
	Amphenol Corp., Class A	373,500	48,843
	Keyence Corp.[1]	72,300	40,689
	EPAM Systems, Inc.[2]	105,240	37,713
	Advanced Micro Devices, Inc.[2]	301,500	27,651
	Mastercard Inc., Class A	67,500	24,094
	TeamViewer AG1,2	428,000	22,922
	Hexagon AB, Class B1	240,000	21,855
	Amadeus IT Group SA, Class A, non-registered shares[1]	212,301	15,370
	Worldline SA, non-registered shares[1,2]	152,800	14,779
	Network International Holdings PLC[1,2]	3,173,000	14,168
	Jack Henry & Associates, Inc.	69,400	11,242
			2,613,309

Consumer	Amazon.com, Inc.[2]	145,050	472,419
discretionary	Alibaba Group Holding Ltd.[1,2]	5,241,300	153,138
20.46%	Chipotle Mexican Grill, Inc.[2]	107,400	148,933
	Just Eat Takeaway (GBP denominated)[1,2]	640,914	72,424
	Just Eat Takeaway (EUR denominated)[1,2]	347,000	39,116
	LVMH Moët Hennessy-Louis Vuitton SE1	158,900	99,286
	Ocado Group PLC[1,2]	2,881,000	90,274
	Domino’s Pizza, Inc.	156,800	60,127
	NIKE, Inc., Class B	383,100	54,197
	Floor & Decor Holdings, Inc., Class A2	546,500	50,742
	Prosus NV1	447,800	48,171
	Renault SA1,2	1,100,000	48,132
	MercadoLibre, Inc.[2]	16,400	27,474
	Meituan, Class B1,2	699,700	26,761
	Naspers Ltd., Class N1	122,700	25,113
	Home Depot, Inc.	92,275	24,510
	Sony Corp.[1]	243,000	24,432
	MGM China Holdings, Ltd.[1,3]	12,708,000	21,841
	Peugeot SA1,2	761,800	20,848
	XPeng Inc., Class A (ADR)[2,3]	445,100	19,064
	Delivery Hero SE1,2	118,000	18,315
	Wynn Macau, Ltd.[1,2]	10,510,400	17,672
	Flutter Entertainment PLC (EUR denominated)[1]	84,650	17,339
	JD Health International Inc.[1,2,3]	893,550	17,289
	IDP Education Ltd.[1]	1,119,000	17,141
	EssilorLuxottica[1]	102,335	15,960
	Melco Resorts & Entertainment Ltd. (ADR)	835,000	15,489
	Moncler SpA[1,2]	217,370	13,296
	THG Holdings PLC[1,2]	1,026,870	10,965
	Marriott International, Inc., Class A	74,000	9,762
	Airbnb, Inc., Class A2	41,500	6,092
			1,686,322

46     American Funds Insurance Series

Global Growth Fund (continued)

Common stocks (continued)		Shares	Value (000)
Health care	UnitedHealth Group Inc.	276,800	$97,068
11.35%	DexCom, Inc.[2]	253,000	93,539
	Mettler-Toledo International Inc.[2]	65,000	74,079
	AstraZeneca PLC[1]	674,300	67,369
	Pfizer Inc.	1,699,000	62,540
	Fisher & Paykel Healthcare Corp. Ltd.[1]	2,550,000	60,555
	Cigna Corp.	290,214	60,417
	NovoCure Ltd.[2]	340,000	58,834
	Merck & Co., Inc.	620,000	50,716
	Regeneron Pharmaceuticals, Inc.[2]	98,300	47,490
	Tandem Diabetes Care, Inc.[2]	285,000	27,269
	Danaher Corp.	110,000	24,435
	Humana Inc.	55,000	22,565
	Zoetis Inc., Class A	130,000	21,515
	Bayer AG1	363,860	21,387
	Catalent, Inc.[2]	200,000	20,814
	bioMérieux SA1	135,000	19,038
	Olympus Corp.[1]	796,800	17,442
	Novartis AG1	165,600	15,641
	Rede D’Or Sao Luiz SA2	1,060,000	13,938
	Sanofi[1]	135,000	13,044
	Teladoc Health, Inc.[2]	63,600	12,717
	Vertex Pharmaceuticals Inc.[2]	49,500	11,699
	GN Store Nord AS1	115,500	9,180
	Coloplast A/S, Class B1	55,750	8,516
	Viatris Inc.[2]	179,542	3,365
			935,172

Financials	AIA Group Ltd.[1]	12,338,700	151,984
9.80%	Tradeweb Markets Inc., Class A	1,685,360	105,251
	Kotak Mahindra Bank Ltd.[1,2]	3,704,500	101,380
	MarketAxess Holdings Inc.	151,400	86,383
	JPMorgan Chase & Co.	438,700	55,746
	AXA SA1	1,692,893	40,614
	Prudential PLC[1]	1,773,082	32,728
	Citigroup Inc.	497,600	30,682
	Moscow Exchange MICEX-RTS PJSC[1]	12,640,000	27,274
	CME Group Inc., Class A	144,437	26,295
	Société Générale[1,2]	1,011,450	21,071
	BlackRock, Inc.	26,500	19,121
	Willis Towers Watson PLC	73,000	15,380
	HDFC Life Insurance Company Ltd.[1,2]	1,589,691	14,746
	FinecoBank SpA[1,2]	893,000	14,573
	QBE Insurance Group Ltd.[1]	2,132,000	14,036
	Bank of America Corp.	385,000	11,669
	Macquarie Group Ltd.[1]	101,500	10,845
	Lufax Holding Ltd. (ADR)[2,3]	680,000	9,656
	Sberbank of Russia PJSC (ADR)[1]	645,500	9,305
	Banco Santander, SA1,2	2,946,020	9,147
			807,886

Communication	Alphabet Inc., Class A2	95,500	167,377
services	Alphabet Inc., Class C2	63,852	111,861
7.24%	Tencent Holdings Ltd.[1]	2,028,000	148,180
	Facebook, Inc., Class A2	395,600	108,062
	Altice USA, Inc., Class A2	751,200	28,448
	Sea Ltd., Class A (ADR)[2]	95,851	19,079
	Twitter, Inc.[2]	252,000	13,646
			596,653

American Funds Insurance Series     47

Global Growth Fund (continued)

Common stocks (continued)		Shares	Value (000)
Consumer staples	British American Tobacco PLC[1]	2,921,900	$108,680
6.07%	Kweichow Moutai Co., Ltd., Class A1	269,957	82,496
	Philip Morris International Inc.	919,500	76,125
	Nestlé SA1	495,497	58,334
	Keurig Dr Pepper Inc.	1,624,000	51,968
	Altria Group, Inc.	1,248,500	51,189
	Walgreens Boots Alliance, Inc.	657,651	26,227
	Associated British Foods PLC[1,2]	595,000	18,435
	Costco Wholesale Corp.	42,170	15,889
	Mondelez International, Inc.	192,000	11,226
			500,569

Industrials	MTU Aero Engines AG1	167,000	43,512
3.51%	Airbus SE, non-registered shares[1,2]	327,000	35,921
	DSV Panalpina A/S1	201,000	33,638
	Alliance Global Group, Inc.[1]	135,603,500	29,946
	GT Capital Holdings, Inc.[1]	2,454,611	29,915
	Safran SA1,2	164,000	23,259
	NIBE Industrier AB, Class B1	685,000	22,494
	Nidec Corp.[1]	149,100	18,786
	SMC Corp.[1]	22,500	13,741
	General Electric Co.	1,260,000	13,608
	Country Garden Services Holdings Co., Ltd.[1]	2,003,000	13,586
	Boeing Company	51,300	10,981
			289,387

Materials	Sherwin-Williams Company	153,900	113,103
1.84%	Shin-Etsu Chemical Co., Ltd.[1]	119,500	20,920
	Koninklijke DSM NV1	101,700	17,519
			151,542

Energy	Reliance Industries Ltd.[1]	1,807,924	49,250
1.10%	Reliance Industries Ltd., interim shares[1]	106,956	1,640
	Gazprom PJSC (ADR)[1]	4,173,000	23,198
	LUKOIL Oil Co. PJSC (ADR)[1]	246,300	16,794
			90,882

Real estate	Goodman Logistics (HK) Ltd. REIT[1]	1,276,503	18,621
0.41%	ESR Cayman Ltd.[1,2]	4,100,000	14,735
			33,356

Utilities	Ørsted AS1	91,250	18,663
0.23%	Total common stocks (cost: $3,554,514,000)		7,723,741

Preferred securities 2.90%
Health care	Sartorius AG, nonvoting preferred, non-registered shares[1]	360,500	151,100
1.84%

Information	Samsung Electronics Co., Ltd., nonvoting preferred shares[1]	1,289,000	87,500
technology	Total preferred securities (cost: $70,623,000)		238,600
1.06%

48     American Funds Insurance Series

Global Growth Fund (continued)

Short-term securities 3.87%	Principal amount (000)	Value (000)
Commercial paper 2.12%
Toronto-Dominion Bank 0.19% due 1/19/2021[4]	$100,000	$99,993
NRW.Bank 0.21% due 1/22/2021[4]	59,000	58,995
LVMH Moët Hennessy Louis Vuitton Inc. 0.15% due 1/14/2021[4]	16,000	15,999
		174,987

	Shares
Money market investments 1.75%
Capital Group Central Cash Fund 0.12%[5,6]	1,256,834	125,696
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[5,7]	18,274,600	18,274
		143,970
Total short-term securities (cost: $318,936,000)		318,957

Total investment securities 100.49% (cost: $3,944,073,000)		8,281,298
Other assets less liabilities (0.49)%		(40,328)
Net assets 100.00%		$8,240,970

Investments in affiliates[6]
	Value of affiliate at 1/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 12/31/2020 (000)	Dividend income (000)
Short-term securities 1.53%
Money market investments 1.53%
Capital Group Central Cash Fund 0.12%[5]	$137,140	$1,204,128	$1,215,496	$170	$(246)	$125,696	$973

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $3,662,002,000, which represented 44.44% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	All or a portion of this security was on loan. The total value of all such securities was $21,446,000, which represented .26% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[4]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $174,987,000, which represented 2.12% of the net assets of the fund.
[5]	Rate represents the seven-day yield at 12/31/2020.
[6]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[7]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviations

ADR = American Depositary Receipts

EUR = Euros

GBP = British pounds

See notes to financial statements.

American Funds Insurance Series     49

Global Small Capitalization Fund

Investment portfolio December 31, 2020

Common stocks 95.25%		Shares	Value (000)
Information	Cree, Inc.[1]	1,356,800	$143,685
technology	Ceridian HCM Holding Inc.[1]	730,900	77,885
27.03%	Net One Systems Co., Ltd.[2]	1,855,865	65,640
	BE Semiconductor Industries NV2	801,930	48,310
	Kingdee International Software Group Co. Ltd.[2]	11,717,074	48,085
	PAR Technology Corp.[1,3]	700,482	43,983
	SimCorp AS2	265,750	39,473
	Unimicron Technology Corp.[2]	12,305,000	38,529
	Appfolio, Inc., Class A1	203,903	36,711
	Inphi Corp.[1]	215,191	34,532
	Avast PLC[2]	4,532,443	33,340
	Silergy Corp.[2]	383,740	32,898
	Avalara, Inc.[1]	194,419	32,058
	C3.ai, Inc., Class A1,3	229,200	31,801
	Qorvo, Inc.[1]	190,000	31,591
	Lightspeed POS Inc., subordinate voting shares[1]	443,300	31,204
	Skillz Inc., Class A1,2,4	1,399,676	24,914
	Euronet Worldwide, Inc.[1]	167,890	24,331
	Smartsheet Inc., Class A1	337,600	23,392
	Bentley Systems, Inc., Class B	563,300	22,819
	Pegasystems Inc.	169,591	22,600
	Nuance Communications, Inc.[1]	499,400	22,019
	Globant SA1	101,000	21,979
	SUMCO Corp.[2]	999,000	21,934
	Carel Industries SpA[2]	929,751	21,804
	Anaplan, Inc.[1]	295,733	21,248
	Alteryx, Inc., Class A1	173,000	21,070
	MACOM Technology Solutions Holdings, Inc.[1]	380,000	20,915
	AI inside Inc.[1,2]	27,813	19,667
	Nordic Semiconductor ASA[1,2]	1,196,967	19,159
	LEM Holding SA2	9,570	18,679
	Paycom Software, Inc.[1]	40,000	18,090
	Bechtle AG, non-registered shares[2]	77,700	16,945
	Oneconnect Financial Technology Co., Ltd. (ADR)[1]	830,436	16,368
	Network International Holdings PLC[1,2]	3,434,882	15,338
	Silicon Laboratories Inc.[1]	115,900	14,759
	Keywords Studios PLC[1,2]	350,000	13,734
	SoftwareONE Holding AG2	449,700	13,300
	JFrog Ltd.[1,3]	209,100	13,138
	ON Semiconductor Corp.[1]	395,000	12,928
	Aspen Technology, Inc.[1]	93,100	12,126
	Tanla Platforms Ltd.[2]	1,339,330	12,106
	Asana, Inc., Class A1	401,900	11,876
	Cognex Corp.	136,300	10,943
	Rapid7, Inc.[1]	121,000	10,909
	Nuvei Corp., subordinate voting shares[1]	173,200	10,432
	Computer Services, Inc.	163,500	9,712
	Paya Holdings Inc., Class A1,3	667,000	9,058
	MongoDB, Inc., Class A1	25,000	8,976
	SHIFT Inc.[1,2]	63,700	8,799
	Renishaw PLC[1,2]	100,000	7,876
	Globalwafers Co., Ltd.[2]	311,000	7,870
	DocuSign, Inc.[1]	34,300	7,625
	QAD Inc., Class A	115,350	7,288
	ALTEN SA, non-registered shares[1,2]	63,900	7,238
	Megaport Ltd.[1,2]	650,000	7,134
	Okta, Inc., Class A1	27,263	6,932
	INFICON Holding AG2	7,397	6,748
	Allegro Microsystems, Inc.[1]	246,500	6,572
	Coupa Software Inc.[1]	18,000	6,100
	BigCommerce Holdings, Inc., Series 1[1,3]	90,000	5,773
	SVMK Inc.[1]	221,600	5,662

50     American Funds Insurance Series

Global Small Capitalization Fund (continued)

Common stocks (continued)		Shares	Value (000)
Information	Pexip Holding ASA[1,2,3]	676,082	$5,193
technology	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., Class H2	3,605,500	4,827
(continued)	Tyro Payments Ltd.[1,2,3]	1,727,332	4,251
	Appen Ltd.[2]	162,863	3,117
			1,435,998

Health care	Insulet Corp.[1]	567,720	145,126
22.94%	Haemonetics Corp.[1]	796,700	94,608
	Allakos Inc.[1]	586,080	82,051
	Notre Dame Intermédica Participações SA	4,089,700	61,682
	WuXi Biologics (Cayman) Inc.[1,2]	4,236,000	56,424
	GW Pharmaceuticals PLC (ADR)[1]	473,768	54,678
	iRhythm Technologies, Inc.[1]	213,120	50,554
	Mani, Inc.[2]	1,808,129	49,243
	CanSino Biologics Inc., Class H1,2	2,132,400	48,805
	Ultragenyx Pharmaceutical Inc.[1]	325,474	45,055
	Applied Molecular Transport Inc.[1,3]	1,365,957	42,030
	Health Catalyst, Inc.[1]	922,700	40,165
	Integra LifeSciences Holdings Corp.[1]	602,696	39,127
	PRA Health Sciences, Inc.[1]	257,150	32,257
	New Frontier Health Corp., Class A1	3,422,000	29,429
	Kronos Bio, Inc.[1,2]	619,195	17,386
	Kronos Bio, Inc.[1]	387,795	11,583
	Globus Medical, Inc., Class A1	434,000	28,305
	CompuGroup Medical SE & Co. KGaA[2]	277,700	26,669
	GVS SpA[1,2]	1,350,919	25,165
	Allogene Therapeutics, Inc.[1]	947,234	23,908
	Nevro Corp.[1]	128,100	22,174
	Cortexyme, Inc.[1,3]	759,458	21,098
	CONMED Corp.	157,000	17,584
	Max Healthcare Institute Ltd.[1,2]	8,885,394	17,116
	Amplifon SpA[1,2]	401,700	16,646
	Guardant Health, Inc.[1]	119,227	15,366
	Ambu AS, Class B, non-registered shares[2,3]	283,500	12,241
	Ocumension Therapeutics[1,2]	3,168,466	11,051
	NuCana PLC (ADR)[1,3]	2,356,233	10,579
	AddLife AB, Class B2	553,888	9,693
	Bluebird Bio, Inc.[1]	196,815	8,516
	BioMarin Pharmaceutical Inc.[1]	92,000	8,067
	Shandong Pharmaceutical Glass Co., Ltd., Class A2	955,000	7,342
	Madrigal Pharmaceuticals, Inc.[1]	61,425	6,829
	Encompass Health Corp.	79,000	6,533
	Bachem Holding AG, Class B2	14,100	6,266
	Arjo AB, Class B2	765,000	5,842
	Hikma Pharmaceuticals PLC[2]	131,000	4,512
	Hutchison China MediTech Ltd. (ADR)[1]	124,000	3,970
	Uniphar PLC[2]	1,022,000	2,974
	NMC Health PLC[1,2,5]	219,652	3
			1,218,652

Consumer	Shop Apotheke Europe NV, non-registered shares[1,2,3]	282,300	51,122
discretionary	Wyndham Hotels & Resorts, Inc.	808,069	48,032
14.67%	Helen of Troy Ltd.[1]	207,200	46,038
	Lands’ End, Inc.[1,6]	2,100,000	45,297
	Thor Industries, Inc.	463,600	43,110
	YETI Holdings, Inc.[1]	593,379	40,629
	Mattel, Inc.[1]	2,100,069	36,646
	Five Below, Inc.[1]	199,700	34,944
	Evolution Gaming Group AB2	328,676	33,323
	Entain PLC[1,2]	1,748,600	27,143

American Funds Insurance Series     51

Global Small Capitalization Fund (continued)

Common stocks (continued)		Shares	Value (000)
Consumer	Leslie’s, Inc.[1,3]	824,800	$22,888
discretionary	Arco Platform Ltd., Class A1	638,725	22,668
(continued)	Skechers USA, Inc., Class A1	550,000	19,767
	Tongcheng-Elong Holdings Ltd.[1,2]	10,084,800	19,537
	Just Eat Takeaway (EUR denominated)[1,2]	166,200	18,735
	Tube Investments of India Ltd.[2]	1,700,000	18,641
	Everi Holdings Inc.[1]	1,324,553	18,292
	Kindred Group PLC (SDR)[1,2]	1,806,800	17,683
	zooplus AG, non-registered shares[1,2]	78,700	16,299
	Melco International Development Ltd.[2]	7,826,000	15,240
	B2W - Cia. Digital, ordinary nominative[1]	1,010,093	14,704
	SSP Group PLC[2]	3,233,990	14,687
	TopBuild Corp.[1]	73,600	13,548
	Musti Group Oyj[1,2]	436,550	13,083
	Bright Horizons Family Solutions Inc.[1]	74,300	12,853
	Purple Innovation, Inc., Class A1	390,000	12,847
	Basic-Fit NV1,2	348,300	12,725
	Cie. Plastic Omnium SA2	308,912	10,724
	IDP Education Ltd.[2]	691,561	10,594
	Patrick Industries, Inc.	131,700	9,002
	Thule Group AB1,2	219,800	8,215
	Cairn Homes PLC[1,2]	6,829,200	7,972
	Sushiro Global Holdings Ltd.[2]	187,000	7,142
	OneSpaWorld Holdings Ltd.	695,690	7,054
	Zhongsheng Group Holdings Ltd.[2]	938,500	6,691
	Elior Group SA2	882,500	5,961
	Countryside Properties PLC[2]	743,015	4,771
	Kerry Express (Thailand) PCL, foreign registered[1,2]	2,250,000	3,699
	Dalata Hotel Group PLC[1,2]	800,000	3,689
	Coursera, Inc.[1,2,5,7]	160,625	2,409
	DraftKings Inc., Class A1	16,755	780
	China Zenix Auto International Ltd. (ADR)[1]	428,500	111
			779,295

Industrials	Nihon M&A Center Inc.[2]	1,304,292	87,283
13.20%	Boyd Group Services Inc.[3]	233,326	40,246
	International Container Terminal Services, Inc.[2]	15,047,500	38,708
	Stericycle, Inc.[1]	539,531	37,406
	IMCD NV2	285,600	36,288
	Meggitt PLC[1,2]	5,035,900	32,174
	Bingo Industries Ltd.[2,3]	14,571,008	27,435
	Instalco AB2	836,795	25,503
	Japan Elevator Service Holdings Co., Ltd.[2]	970,400	24,707
	Alfen NV1,2	227,700	22,879
	Interpump Group SpA[2]	447,000	22,084
	Nolato AB, Class B1,2	185,100	18,716
	Melrose Industries PLC[1,2]	7,236,000	17,647
	Wizz Air Holdings PLC[1,2]	278,200	17,375
	VAT Group AG2	68,150	16,986
	Diploma PLC[2]	556,200	16,689
	Avon Rubber PLC[2]	383,500	16,610
	Matson, Inc.	289,400	16,487
	Cleanaway Waste Management Ltd.[2]	7,580,970	13,779
	Centre Testing International Group Co., Ltd.[2]	3,266,269	13,692
	Han’s Laser Technology Industry Group Co., Ltd., Class A2	2,037,982	13,354
	Woodward, Inc.	105,000	12,761
	Granite Construction Inc.	465,000	12,420
	Guangzhou Baiyun International Airport Co. Ltd., Class A2	5,704,039	12,329
	Marel hf.[2]	1,971,482	12,157
	Rumo SA1	3,025,547	11,207
	CAE Inc.	375,000	10,391

52     American Funds Insurance Series

Global Small Capitalization Fund (continued)

Common stocks (continued)		Shares	Value (000)
Industrials	IAA, Inc.[1]	141,750	$9,211
(continued)	Addtech AB, Class B2	497,200	6,583
	Montrose Environmental Group, Inc.[1]	190,800	5,907
	Nitto Boseki Co., Ltd.[2]	132,500	5,853
	Atlas Corp.	500,000	5,420
	Imperial Logistics Ltd.[2]	2,103,000	5,351
	TOMRA Systems ASA[2]	106,900	5,268
	BWX Technologies, Inc.	85,000	5,124
	BELIMO Holding AG2	523	4,543
	VARTA AG, non-registered shares[1,2,3]	30,875	4,459
	LIXIL Corp.[2]	196,500	4,268
	Howden Joinery Group PLC[1,2]	440,000	4,155
	McPhy Energy SA1,2,3	74,800	3,144
	Vicor Corp, Class A1	27,800	2,564
	The AZEK Company Inc., Class A1	54,400	2,092
			701,255

Financials	Cannae Holdings, Inc.[1]	1,931,800	85,521
7.47%	Trupanion, Inc.[1]	671,200	80,349
	Janus Henderson Group PLC	1,088,400	35,384
	Capitec Bank Holdings Ltd.[1,2]	232,177	22,625
	Live Oak Bancshares, Inc.	462,000	21,926
	South State Corp.	283,300	20,483
	Kotak Mahindra Bank Ltd.[1,2]	715,825	19,590
	Eurobank Ergasias Services and Holdings SA1,2	27,631,908	19,562
	East West Bancorp, Inc.	287,300	14,569
	Stifel Financial Corp.	271,050	13,677
	Independent Bank Group, Inc.	192,300	12,023
	Indian Energy Exchange Ltd.[2]	3,150,000	9,842
	IIFL Wealth Management Ltd.[2]	677,558	9,388
	Aavas Financiers Ltd.[1,2]	402,000	9,335
	Multi Commodity Exchange of India Ltd.[2]	342,375	8,115
	Essent Group Ltd.	175,000	7,560
	Third Point Reinsurance Ltd.[1]	340,400	3,241
	Fanhua Inc. (ADR)	157,600	1,897
	Huize Holding Ltd. (ADR)[1]	223,220	1,562
			396,649

Materials	Nanofilm Technologies International Ltd.[1,2]	7,424,900	24,720
2.33%	Lundin Mining Corp.	2,773,100	24,618
	PI Industries Ltd.[2]	778,604	23,446
	Navin Fluorine International Ltd.[2]	445,388	16,030
	Fasadgruppen Group AB1,2	770,604	8,233
	Vidrala, SA, non-registered shares[2]	67,694	7,850
	Valvoline Inc.	315,300	7,296
	SK Materials Co., Ltd.[2]	16,400	5,411
	LANXESS AG2	54,500	4,179
	Arkema SA2	15,200	1,737
			123,520

Real estate	Altus Group Ltd.	939,007	36,250
2.07%	Embassy Office Parks REIT[2]	5,189,400	24,506
	MGM Growth Properties LLC REIT, Class A	500,000	15,650
	JHSF Participações SA	9,099,476	13,682
	Mitre Realty Empreendimentos E Participações SA1	1,955,500	6,400
	WHA Corp. PCL[2]	59,416,400	5,988
	Mindspace Business Parks REIT[1,2,4]	654,600	2,810

American Funds Insurance Series     53

Global Small Capitalization Fund (continued)

Common stocks (continued)		Shares	Value (000)
Real estate	Mindspace Business Parks REIT[1,2]	595,400	$2,608
(continued)	DoubleDragon Properties Corp.[1,2]	6,395,985	1,984
	Cyrela Commercial Properties SA, ordinary nominative	105,754	279
			110,157

Communication	Altice Europe NV, Class A1,2	4,115,000	26,791
services	Bandwidth Inc., Class A1	122,000	18,748
2.00%	Capcom Co., Ltd.[2]	226,800	14,745
	New York Times Co., Class A	259,500	13,434
	Square Enix Holdings Co., Ltd.[2]	143,200	8,690
	Kamakura Shinsho, Ltd.[2]	677,700	7,514
	Euskaltel, SA, non-registered shares[2]	630,178	6,734
	Zee Entertainment Enterprises Ltd.[2]	1,398,700	4,295
	Daily Mail and General Trust PLC, Class A, nonvoting shares[2]	296,800	3,025
	Cardlytics, Inc.[1,3]	16,500	2,356
			106,332

Consumer staples	Freshpet, Inc.[1]	318,400	45,210
1.86%	Grocery Outlet Holding Corp.[1]	755,400	29,649
	AAK AB2	511,300	10,311
	Hilton Food Group PLC[2]	586,277	8,938
	Vector Group Ltd.	224,000	2,610
	Raia Drogasil SA, ordinary nominative	445,000	2,145
			98,863

Utilities	ENN Energy Holdings Ltd.[2]	4,026,200	59,096
1.22%	Neoenergia SA	1,727,000	5,859
			64,955

Energy	Parsley Energy, Inc., Class A	915,000	12,993
0.46%	Venture Global LNG, Inc., Series C1,2,4,5,7	2,760	10,434
	NuVista Energy Ltd.[1]	1,325,000	979
			24,406
	Total common stocks (cost: $2,750,940,000)		5,060,082

Preferred securities 1.81%
Information	Marqeta, Inc., Series E-1, 8.00% noncumulative, preferred shares[1,2,5,7]	1,859,092	32,887
technology	Avidxchange, Inc., Series F, preferred shares[1,2,5,7]	492,864	24,156
1.30%	Gitlab Inc., Series E, preferred shares[1,2,5,7]	297,916	11,917
			68,960

Industrials	Azul SA, preferred nominative (ADR)[1,3]	800,316	18,263
0.36%	Azul SA, preferred nominative[1]	109,500	829
			19,092

Health care	PACT Pharma, Inc., Series C, 8.00% noncumulative, preferred shares[1,2,5,7]	2,931,405	8,231

0.15%	Total preferred securities (cost: $62,052,000)		96,283

54     American Funds Insurance Series

Global Small Capitalization Fund (continued)

Rights & warrants 0.03%		Shares	Value (000)
Consumer staples	Qingdao Richen Food Co., Ltd., Class A, warrants, expire 2022[1,2,4]	132,100	$1,580
0.03%
	Total rights & warrants (cost: $1,550,000)		1,580

Convertible stocks 0.26%
Consumer	Coursera, Inc., Series C, 8.00% noncumulative, convertible preferred shares[2,5,7]	531,643	9,038
discretionary	Coursera, Inc., Series B, noncumulative, convertible preferred shares[2,5,7]	246,302	4,187
0.26%	Coursera, Inc., Series F, noncumulative, convertible preferred shares[2,5,7]	36,964	629
			13,854
	Total convertible stocks (cost: $10,863,000)		13,854

Short-term securities 4.21%
Commercial paper 2.58%
	Toronto-Dominion Bank 0.19% due 1/19/2021[4]	100,000	99,993
	NRW.Bank 0.22% due 1/22/2021[4]	37,000	36,997
			136,990

Money market investments 1.63%
	Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[8,9]	71,737,955	71,738
	Capital Group Central Cash Fund 0.12%[6,8]	151,346	15,136
			86,874
	Total short-term securities (cost: $223,856,000)		223,864

	Total investment securities 101.56% (cost: $3,049,261,000)		5,395,663
	Other assets less liabilities (1.56)%		(82,922)
	Net assets 100.00%		$5,312,741

Investments in affiliates[6]
					Net
	Value of			Net	unrealized	Value of
	affiliates at			realized	(depreciation)	affiliates at	Dividend
	1/1/2020	Additions	Reductions	gain	appreciation	12/31/2020	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)
Common stocks 0.85%
Health care 0.00%
NuCana PLC (ADR)[1,3,10]	$12,711	$1,226	$—	$—	$(3,358)	$—	$—

Consumer discretionary 0.85%
Lands’ End, Inc.[1]	—	14,805	—	—	30,492	45,297	—

Total common stocks						45,297

Short-term securities 0.29%
Money market investments 0.29%
Capital Group Central Cash Fund 0.12%[8]	192,600	961,788	1,139,083	68	(237)	15,136	1,310
Total 1.14%				$68	$26,897	$60,433	$1,310

American Funds Insurance Series     55

Global Small Capitalization Fund (continued)

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,225,547,000, which represented 41.89% of the net assets of the fund. This amount includes $2,067,250,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	All or a portion of this security was on loan. The total value of all such securities was $77,648,000, which represented 1.46% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $176,728,000, which represented 3.33% of the net assets of the fund.
[5]	Value determined using significant unobservable inputs.
[6]	Affiliate of the fund or part of the same group of investment companies as the fund, in each case as defined under the Investment Company Act of 1940.
[7]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[8]	Rate represents the seven-day yield at 12/31/2020.
[9]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[10]	Unaffiliated issuer at 12/31/2020.

				Percent
	Acquisition	Cost	Value	of net
Private placement securities	date	(000)	(000)	assets
Marqeta, Inc., Series E-1, 8.00% noncumulative, preferred shares	5/27/2020	$15,500	$32,887	.62%
Avidxchange, Inc., Series F, preferred shares	12/26/2019	24,156	24,156	.45
Gitlab Inc., Series E, preferred shares	9/11/2019	5,550	11,917	.22
Venture Global LNG, Inc., Series C	5/1/2015	8,280	10,434	.20
Coursera, Inc., Series C, 8.00% noncumulative, convertible preferred shares	2/20/2020	6,380	9,038	.17
PACT Pharma, Inc., Series C, 8.00% noncumulative, preferred shares	2/7/2020	6,000	8,231	.16
Coursera, Inc., Series B, noncumulative, convertible preferred shares	8/12/2020	3,855	4,187	.08
Coursera, Inc.	8/12/2020	2,514	2,409	.05
Coursera, Inc., Series F, noncumulative, convertible preferred shares	7/15/2020	628	629	.01
Total private placement securities		$72,863	$103,888	1.96%

Key to abbreviations

ADR = American Depositary Receipts

EUR = Euros

SDR = Swedish Depositary Receipts

See notes to financial statements.

56     American Funds Insurance Series

Growth Fund

Investment portfolio December 31, 2020

Common stocks 95.50%		Shares	Value (000)
Information	Microsoft Corp.	8,170,085	$1,817,190
technology	Broadcom Inc.	1,811,536	793,181
22.59%	ASML Holding NV (New York registered) (ADR)	632,100	308,288
	ASML Holding NV1	635,000	306,871
	Taiwan Semiconductor Manufacturing Company, Ltd.[1]	18,618,000	349,673
	Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	2,218,945	241,954
	RingCentral, Inc., Class A2	1,322,397	501,149
	Shopify Inc., Class A, subordinate voting shares[2]	410,400	464,552
	Visa Inc., Class A	1,591,570	348,124
	PayPal Holdings, Inc.[2]	1,319,600	309,050
	Mastercard Inc., Class A	716,844	255,870
	Advanced Micro Devices, Inc.[2]	2,360,947	216,522
	MongoDB, Inc., Class A2	594,973	213,619
	Autodesk, Inc.[2]	654,703	199,907
	FleetCor Technologies, Inc.[2]	710,400	193,818
	Keyence Corp.[1]	300,900	169,341
	Cree, Inc.[2]	1,495,879	158,414
	Square, Inc., Class A2	726,255	158,062
	Ceridian HCM Holding Inc.[2]	1,274,711	135,833
	ServiceNow, Inc.[2]	235,806	129,795
	Samsung Electronics Co., Ltd.[1]	1,538,083	114,952
	Tyler Technologies, Inc.[2]	263,200	114,892
	Micron Technology, Inc.[2]	1,447,335	108,811
	Guidewire Software, Inc.[2]	821,399	105,739
	Apple Inc.	779,886	103,483
	Applied Materials, Inc.	1,033,670	89,206
	HubSpot, Inc.[2]	210,067	83,279
	Trimble Inc.[2]	900,572	60,131
	Bill.Com Holdings, Inc.[2]	433,100	59,118
	Adobe Inc.[2]	115,899	57,963
	Intel Corp.	1,136,000	56,596
	Elastic NV, non-registered shares[2]	346,722	50,667
	Fidelity National Information Services, Inc.	328,778	46,509
	Alteryx, Inc., Class A2	353,058	42,999
	Flex Ltd.[2]	2,234,300	40,173
	SK hynix, Inc.[1]	330,800	36,189
	Zendesk, Inc.[2]	252,368	36,119
	NetApp, Inc.	527,540	34,944
	Fiserv, Inc.[2]	304,473	34,667
	Jack Henry & Associates, Inc.	167,789	27,180
	MKS Instruments, Inc.	157,800	23,741
	Okta, Inc., Class A2	93,170	23,689
	Motorola Solutions, Inc.	134,257	22,832
	ON Semiconductor Corp.[2]	640,919	20,977
	EPAM Systems, Inc.[2]	52,839	18,935
	GoDaddy Inc., Class A2	213,800	17,735
	Smartsheet Inc., Class A2	238,281	16,511
	Enphase Energy, Inc.[2]	87,779	15,403
	VeriSign, Inc.[2]	68,100	14,737
	Amadeus IT Group SA, Class A, non-registered shares[1]	160,263	11,603
	Concentrix Corp.[2]	108,272	10,686
	Global Payments Inc.	46,612	10,041
	SYNNEX Corp.	108,272	8,818
	Atlassian Corp. PLC, Class A2	19,317	4,518
			8,795,056

Consumer	Tesla, Inc.[2]	5,488,000	3,872,717
discretionary	Amazon.com, Inc.[2]	270,876	882,224
18.83%	Dollar General Corp.	1,774,500	373,177
	Home Depot, Inc.	848,736	225,441
	LVMH Moët Hennessy-Louis Vuitton SE1	330,000	206,194

American Funds Insurance Series     57

Growth Fund (continued)

Common stocks (continued)		Shares	Value (000)

Consumer	Domino’s Pizza, Inc.	448,575	$172,011
discretionary	Darden Restaurants, Inc.	1,438,876	171,399
(continued)	Booking Holdings Inc.[2]	74,213	165,292
	Toll Brothers, Inc.	3,280,000	142,582
	Bright Horizons Family Solutions Inc.[2]	681,000	117,806
	Burlington Stores, Inc.[2]	432,204	113,043
	Hermès International[1]	97,299	104,631
	Royal Caribbean Cruises Ltd.	1,201,909	89,771
	NIKE, Inc., Class B	546,407	77,300
	Floor & Decor Holdings, Inc., Class A2	769,300	71,430
	Chipotle Mexican Grill, Inc.[2]	46,247	64,131
	Aramark	1,666,401	64,123
	Airbnb, Inc., Class A2	374,400	54,962
	Five Below, Inc.[2]	198,640	34,758
	Flutter Entertainment PLC (EUR denominated)[1]	166,291	34,062
	Wynn Resorts, Ltd.	258,022	29,113
	Las Vegas Sands Corp.	485,638	28,944
	Westwing Group AG, non-registered shares[1,2,3]	707,000	28,606
	Caesars Entertainment, Inc.[2]	379,500	28,185
	Norwegian Cruise Line Holdings Ltd.[2,3]	1,095,796	27,866
	Marriott International, Inc., Class A	210,000	27,703
	Peloton Interactive, Inc., Class A2	180,000	27,310
	Grand Canyon Education, Inc.[2]	213,615	19,890
	Hilton Worldwide Holdings Inc.	151,700	16,878
	Evolution Gaming Group AB1	160,210	16,243
	Cie. Financière Richemont SA, Class A1	174,005	15,724
	YUM! Brands, Inc.	129,700	14,080
	EssilorLuxottica[1]	69,400	10,823
			7,328,419

Communication	Facebook, Inc., Class A2	7,454,034	2,036,144
services	Netflix, Inc.[2]	3,139,599	1,697,675
18.02%	Alphabet Inc., Class C2	466,472	817,203
	Alphabet Inc., Class A2	60,216	105,537
	T-Mobile US, Inc.[2]	4,003,260	539,840
	Activision Blizzard, Inc.	5,097,672	473,319
	Charter Communications, Inc., Class A2	695,547	460,139
	Snap Inc., Class A2	8,325,383	416,852
	Comcast Corp., Class A	4,324,019	226,579
	Zillow Group, Inc., Class C, nonvoting shares[2]	347,800	45,144
	Zillow Group, Inc., Class A2	271,354	36,888
	Pinterest, Inc., Class A2	1,027,744	67,728
	Match Group, Inc.[2]	234,000	35,379
	Live Nation Entertainment, Inc.[2]	400,000	29,392
	Twitter, Inc.[2]	460,000	24,909
			7,012,728

Health care	UnitedHealth Group Inc.	2,472,454	867,040
12.72%	Intuitive Surgical, Inc.[2]	803,680	657,491
	Regeneron Pharmaceuticals, Inc.[2]	841,544	406,558
	Centene Corp.[2]	5,286,474	317,347
	Thermo Fisher Scientific Inc.	632,000	294,373
	Humana Inc.	496,800	203,822
	Exact Sciences Corp.[2]	1,296,188	171,732
	ResMed Inc.	755,000	160,483
	Insulet Corp.[2]	622,000	159,002
	NovoCure Ltd.[2]	916,689	158,624
	Seagen Inc.[2]	874,815	153,215
	Teladoc Health, Inc.[2]	643,000	128,574
	Vertex Pharmaceuticals Inc.[2]	450,522	106,476

58    American Funds Insurance Series

Growth Fund (continued)

Common stocks (continued)		Shares	Value (000)
Health care	CRISPR Therapeutics AG2	652,706	$99,936
(continued)	Biohaven Pharmaceutical Holding Co. Ltd.[2]	1,068,637	91,593
	Abbott Laboratories	643,963	70,508
	CVS Health Corp.	862,934	58,938
	DexCom, Inc.[2]	158,238	58,504
	Allakos Inc.[2]	401,374	56,192
	Cigna Corp.	262,355	54,617
	Danaher Corp.	235,935	52,411
	Gilead Sciences, Inc.	899,185	52,387
	Edwards Lifesciences Corp.[2]	569,100	51,919
	Galapagos NV1,2	527,552	51,910
	Vir Biotechnology, Inc.[2,3]	1,555,475	41,656
	Verily Life Sciences LLC[1,2,4,5]	300,178	41,103
	Catalent, Inc.[2]	319,000	33,198
	Oak Street Health, Inc.[2]	538,184	32,915
	Pfizer Inc.	884,714	32,566
	Neurocrine Biosciences, Inc.[2]	326,200	31,266
	Allogene Therapeutics, Inc.[2]	1,146,511	28,938
	AstraZeneca PLC[1]	256,500	25,627
	Guardant Health, Inc.[2]	196,303	25,300
	Incyte Corp.[2]	288,800	25,120
	Molina Healthcare, Inc.[2]	96,799	20,587
	Chemed Corp.	37,667	20,062
	Mettler-Toledo International Inc.[2]	16,900	19,261
	Grail, Inc.[1,2,4,5,6]	1,864,884	18,350
	Eli Lilly and Company	100,800	17,019
	Pacific Biosciences of California, Inc.[2]	619,579	16,072
	Ultragenyx Pharmaceutical Inc.[2]	67,100	9,289
	Adaptive Biotechnologies Corp.[2]	141,048	8,340
	Novavax, Inc.[2]	72,500	8,084
	Global Blood Therapeutics, Inc.[2]	125,000	5,414
	GoodRx Holdings, Inc., Class A2	97,500	3,933
	Cortexyme, Inc.[2,3]	128,600	3,573
	Zimmer Biomet Holdings, Inc.	13,800	2,126
			4,953,451

Industrials	Uber Technologies, Inc.[2]	8,501,767	433,590
8.44%	Delta Air Lines, Inc.	10,425,000	419,189
	TransDigm Group Inc.[2]	582,800	360,666
	MTU Aero Engines AG1	745,782	194,314
	Jacobs Engineering Group Inc.	1,716,000	186,975
	CSX Corp.	1,920,800	174,313
	United Rentals, Inc.[2]	520,800	120,779
	Airbus SE, non-registered shares[1,2]	944,893	103,796
	Middleby Corp.[2]	702,000	90,502
	Lockheed Martin Corp.	243,441	86,417
	Carrier Global Corp.	2,181,661	82,292
	ITOCHU Corp.[1]	2,545,000	73,299
	Dun & Bradstreet Holdings, Inc.[2]	2,885,458	71,848
	Ryanair Holdings PLC (ADR)[2]	634,951	69,832
	Ryanair Holdings PLC[1,2]	96,554	1,923
	Komatsu Ltd.[1]	1,995,900	54,693
	Honeywell International Inc.	251,344	53,461
	Norfolk Southern Corp.	216,936	51,546
	Southwest Airlines Co.	1,100,000	51,271
	Equifax Inc.	247,800	47,786
	Westinghouse Air Brake Technologies Corp.	641,700	46,972
	ASGN Inc.[2]	560,000	46,777
	HEICO Corp.	311,000	41,177
	HEICO Corp., Class A	43,500	5,092
	Boeing Company	215,302	46,088

American Funds Insurance Series     59

Growth Fund (continued)

Common stocks (continued)		Shares	Value (000)
Industrials	Armstrong World Industries, Inc.	616,904	$45,892
(continued)	Emerson Electric Co.	508,000	40,828
	BWX Technologies, Inc.	615,900	37,126
	Safran SA1,2	259,640	36,822
	Plug Power Inc.[2]	1,054,776	35,767
	Parker-Hannifin Corp.	113,931	31,036
	AMETEK, Inc.	253,600	30,670
	Waste Connections, Inc.	290,200	29,766
	FedEx Corp.	99,600	25,858
	Caterpillar Inc.	111,500	20,295
	Lennox International Inc.	55,533	15,214
	Northrop Grumman Corp.	47,900	14,596
	Generac Holdings Inc.[2]	31,762	7,223
			3,285,691

Financials	Bank of America Corp.	14,780,700	448,003
5.43%	First Republic Bank	1,800,955	264,614
	Intercontinental Exchange, Inc.	1,735,900	200,132
	Berkshire Hathaway Inc., Class B2	582,700	135,111
	Berkshire Hathaway Inc., Class A2	57	19,825
	SVB Financial Group[2]	349,456	135,529
	BlackRock, Inc.	150,000	108,231
	S&P Global Inc.	236,500	77,745
	State Street Corp.	973,886	70,879
	Marsh & McLennan Companies, Inc.	577,751	67,597
	American International Group, Inc.	1,761,110	66,676
	JPMorgan Chase & Co.	510,000	64,806
	MSCI Inc.	117,900	52,646
	London Stock Exchange Group PLC[1]	426,339	52,553
	Arch Capital Group Ltd.[2]	1,326,267	47,838
	Capital One Financial Corp.	390,000	38,551
	Moody’s Corp.	102,277	29,685
	CME Group Inc., Class A	134,493	24,484
	Onex Corp.	425,000	24,393
	KKR & Co. Inc.	600,300	24,306
	Bank of New York Mellon Corp.	559,000	23,724
	The Blackstone Group Inc., Class A	360,000	23,332
	Aon PLC, Class A	110,000	23,240
	East West Bancorp, Inc.	326,417	16,553
	Everest Re Group, Ltd.	66,500	15,567
	Ares Management Corp., Class A	310,500	14,609
	Western Alliance Bancorporation	241,906	14,502
	RenaissanceRe Holdings Ltd.	63,000	10,447
	BNP Paribas SA1,2	180,106	9,500
	PNC Financial Services Group, Inc.	56,934	8,483
			2,113,561

Consumer staples	Kroger Co.	8,065,000	256,144
3.22%	Philip Morris International Inc.	2,996,360	248,069
	British American Tobacco PLC[1]	3,967,410	147,567
	British American Tobacco PLC (ADR)	195,000	7,311
	Costco Wholesale Corp.	403,332	151,967
	Constellation Brands, Inc., Class A	617,500	135,263
	Altria Group, Inc.	2,873,699	117,822
	Molson Coors Beverage Company, Class B, restricted voting shares	1,104,700	49,921
	Associated British Foods PLC[1,2]	1,515,607	46,958
	Estée Lauder Companies Inc., Class A	146,800	39,077
	Grocery Outlet Holding Corp.[2]	529,261	20,774

60    American Funds Insurance Series

Growth Fund (continued)

Common stocks (continued)		Shares	Value (000)
Consumer staples	Church & Dwight Co., Inc.	151,700	$13,233
(continued)	Anheuser-Busch InBev SA/NV1	162,528	11,358
	Monster Beverage Corp.[2]	73,900	6,834
			1,252,298

Materials	Vale SA, ordinary nominative (ADR)	14,554,387	243,931
3.09%	Wheaton Precious Metals Corp.	3,176,400	132,583
	Franco-Nevada Corp.	937,000	117,484
	LyondellBasell Industries NV	1,249,142	114,496
	Grupo México, SAB de CV, Series B	25,084,100	106,037
	Barrick Gold Corp.	4,058,000	92,441
	CCL Industries Inc., Class B, nonvoting shares	1,615,000	73,321
	Royal Gold, Inc.	517,000	54,988
	Sherwin-Williams Company	71,200	52,326
	Celanese Corp.	350,400	45,531
	CF Industries Holdings, Inc.	979,000	37,897
	Allegheny Technologies Inc.[2]	2,070,860	34,728
	Shin-Etsu Chemical Co., Ltd.[1]	194,100	33,980
	Linde PLC	120,000	31,621
	PPG Industries, Inc.	149,623	21,579
	Nucor Corp.	95,800	5,096
	Dow Inc.	66,000	3,663
			1,201,702

Energy	Halliburton Co.	13,300,000	251,370
1.66%	Canadian Natural Resources, Ltd. (CAD denominated)	5,048,400	121,322
	Canadian Natural Resources, Ltd.	105,100	2,527
	Cenovus Energy Inc.	12,798,618	77,924
	EOG Resources, Inc.	1,139,372	56,820
	Suncor Energy Inc.	3,326,066	55,787
	ConocoPhillips	527,835	21,108
	Concho Resources Inc.	319,500	18,643
	Cimarex Energy Co.	435,500	16,336
	Equitrans Midstream Corp.	1,858,695	14,944
	Schlumberger Ltd.	363,800	7,942
			644,723

Real estate	Equinix, Inc. REIT	311,485	222,456
0.95%	American Tower Corp. REIT	349,342	78,413
	Park Hotels & Resorts Inc. REIT	2,181,898	37,420
	Pebblebrook Hotel Trust REIT	1,660,276	31,213
			369,502

Utilities	PG&E Corp.[2]	7,278,900	90,695
0.55%	Edison International	751,381	47,202
	Xcel Energy Inc.	680,000	45,336
	Ørsted AS1	125,286	25,624
	AES Corp.	312,000	7,332
			216,189
	Total common stocks (cost: $16,215,513,000)		37,173,320

Preferred securities 0.12%
Information	Samsung Electronics Co., Ltd., nonvoting preferred shares[1]	654,840	44,452
technology	Total preferred securities (cost: $27,479,000)		44,452
0.12%

American Funds Insurance Series     61

Growth Fund (continued)

Convertible bonds & notes 0.07%		Principal amount (000)	Value (000)
Consumer staples	JUUL Labs, Inc., convertible notes, 7.00% 2025 (100% PIK)[1,4,5,7]	$ 40,439	$29,464
0.07%	Total convertible bonds & notes (cost: $40,250,000)		29,464

Short-term securities 4.19%		Shares
Money market investments 4.19%
	Capital Group Central Cash Fund 0.12%[8,9]	16,235,284	1,623,691
	Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[8,10]	6,803,461	6,803
	Total short-term securities (cost: $1,630,388,000)		1,630,494

	Total investment securities 99.88% (cost: $17,913,630,000)		38,877,730
	Other assets less liabilities 0.12%		46,314
	Net assets 100.00%		$38,924,044

Investments in affiliates9

	Value of affiliate at 1/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 12/31/2020 (000)	Dividend income (000)
Short-term securities 4.17%
Money market investments 4.17%
Capital Group Central Cash Fund 0.12%[8]	$1,102,492	$7,443,677	$6,923,077	$602	$(3)	$1,623,691	$6,391

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,408,205,000, which represented 6.19% of the net assets of the fund. This amount includes $2,319,288,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	All or a portion of this security was on loan. The total value of all such securities was $7,302,000, which represented .02% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[4]	Value determined using significant unobservable inputs.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[6]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $18,350,000, which represented .05% of the net assets of the fund.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[8]	Rate represents the seven-day yield at 12/31/2020.
[9]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[10]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Verily Life Sciences LLC	12/21/2018	$37,000		$41,103.10%
JUUL Labs, Inc., convertible notes, 7.00% 2025	2/3/2020-11/3/2020	40,250		29,464.08
Grail, Inc.	4/17/2020	9,526		18,350.05
Total private placement securities		$86,776		$88,917.23%

Key To abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

EUR = Euros

See notes to financial statements.

62    American Funds Insurance Series

International Fund

Investment portfolio December 31, 2020

Common stocks 93.80%		Shares	Value (000)
Financials	AIA Group Ltd.[1]	36,489,500	$449,466
17.06%	HDFC Bank Ltd.[1,2]	17,086,200	336,563
	HDFC Bank Ltd. (ADR)[2]	531,294	38,392
	Kotak Mahindra Bank Ltd.[1,2]	10,657,149	291,651
	Ping An Insurance (Group) Company of China, Ltd., Class H1	11,877,600	145,893
	Ping An Insurance (Group) Company of China, Ltd., Class A1	962,202	12,803
	Bank Rakyat Indonesia (Persero) Tbk PT1	214,873,000	63,782
	Sberbank of Russia PJSC (ADR)[1]	4,253,000	61,311
	XP Inc., Class A2	1,483,000	58,831
	BNP Paribas SA1,2	847,058	44,677
	B3 SA - Brasil, Bolsa, Balcao	3,338,300	39,834
	Axis Bank Ltd.[1,2]	3,890,055	33,115
	Aegon NV1	7,120,095	28,434
	London Stock Exchange Group PLC[1]	217,000	26,748
	Banco Santander, SA1,2	7,887,200	24,489
	Lufax Holding Ltd. (ADR)[2,3]	1,676,700	23,809
	PICC Property and Casualty Co. Ltd., Class H1	26,414,000	20,013
	FinecoBank SpA[1,2]	1,211,135	19,765
	Deutsche Bank AG1,2	1,715,430	18,676
	Bajaj Finance Ltd.[1]	244,400	17,750
	ING Groep NV1,2	1,486,000	14,077
	IndusInd Bank Ltd.[1,2]	941,500	11,568
	BOC Hong Kong (Holdings) Ltd.[1]	3,739,000	11,363
	China Merchants Bank Co., Ltd., Class H1	1,254,500	7,967
	The People’s Insurance Co. (Group) of China Ltd., Class H1	17,500,000	5,560
			1,806,537

Consumer	MercadoLibre, Inc.[2]	190,800	319,632
discretionary	Alibaba Group Holding Ltd.[1,2]	8,148,200	238,071
14.88%	Alibaba Group Holding Ltd. (ADR)[2]	17,700	4,119
	Sony Corp.[1]	1,610,700	161,946
	Delivery Hero SE1,2	854,887	132,687
	Galaxy Entertainment Group Ltd.[1]	9,203,000	71,582
	Meituan, Class B1,2	1,755,447	67,139
	B2W - Cia. Digital, ordinary nominative[2]	3,734,000	54,354
	Fast Retailing Co., Ltd.[1]	58,900	52,854
	adidas AG1,2	138,518	50,425
	Evolution Gaming Group AB1	483,000	48,970
	LVMH Moët Hennessy-Louis Vuitton SE1	72,223	45,127
	Kering SA1	61,638	44,811
	Maruti Suzuki India Ltd.[1]	422,000	44,280
	Melco Resorts & Entertainment Ltd. (ADR)	2,334,881	43,312
	Cie. Financière Richemont SA, Class A1	454,500	41,070
	Prosus NV1	361,000	38,834
	Naspers Ltd., Class N1	147,000	30,087
	Flutter Entertainment PLC (GBP denominated)[1]	112,374	23,266
	H & M Hennes & Mauritz AB, Class B1,2	768,000	16,042
	EssilorLuxottica[1]	90,000	14,036
	Just Eat Takeaway (GBP denominated)[1,2]	79,800	9,017
	Astra International Tbk PT1	19,726,000	8,472
	Pan Pacific International Holdings Corp.[1]	354,000	8,177
	Bandai Namco Holdings Inc.[1]	86,442	7,482
			1,575,792

Health care	Daiichi Sankyo Company, Ltd.[1]	6,480,000	222,137
14.59%	Chugai Pharmaceutical Co., Ltd.[1]	3,896,700	208,040
	WuXi Biologics (Cayman) Inc.[1,2]	13,919,700	185,411
	Olympus Corp.[1]	4,813,000	105,357
	Novartis AG1	1,008,000	95,206
	Grifols, SA, Class A, non-registered shares[1,3]	2,691,000	78,559

American Funds Insurance Series     63

International Fund (continued)

Common stocks (continued)		Shares	Value (000)
Health care	Grifols, SA, Class B (ADR)	793,690	$14,636
(continued)	Fresenius SE & Co. KGaA[1]	1,959,154	90,529
	M3, Inc.[1]	882,000	83,426
	Hikma Pharmaceuticals PLC[1]	2,371,000	81,673
	Teva Pharmaceutical Industries Ltd. (ADR)[2]	7,216,598	69,640
	Alcon Inc.[1,2]	872,151	58,225
	Aier Eye Hospital Group Co., Ltd., Class A1	4,254,057	48,723
	WuXi AppTec Co., Ltd., Class A1	2,102,800	43,412
	WuXi AppTec Co., Ltd., Class H1	260,000	5,108
	Notre Dame Intermédica Participações SA	3,111,000	46,921
	Fresenius Medical Care AG & Co. KGaA[1]	325,140	27,120
	HOYA Corp.[1]	189,100	26,139
	Merck KGaA[1]	129,000	22,112
	Takeda Pharmaceutical Company, Ltd.[1]	533,765	19,350
	Yunnan Baiyao Group Co., Ltd., Class A1	790,600	13,767
	NMC Health PLC[1,2,4]	449,500	6
			1,545,497

Industrials	Airbus SE, non-registered shares[1,2]	2,732,749	300,191
11.54%	Recruit Holdings Co., Ltd.[1]	3,195,109	134,014
	Knorr-Bremse AG, non-registered shares[1]	847,671	115,475
	Melrose Industries PLC[1,2]	45,834,933	111,783
	Safran SA1,2	701,300	99,459
	NIBE Industrier AB, Class B1	2,666,589	87,563
	Ryanair Holdings PLC (ADR)[2]	591,300	65,031
	Ryanair Holdings PLC[1,2]	348,056	6,933
	MTU Aero Engines AG1	182,000	47,420
	Airports of Thailand PCL, foreign registered[1]	21,472,000	44,267
	Rheinmetall AG1	381,264	40,293
	ASSA ABLOY AB, Class B1	1,510,047	37,142
	International Container Terminal Services, Inc.[1]	12,890,350	33,159
	CCR SA, ordinary nominative	9,410,222	24,403
	Shanghai International Airport Co., Ltd., Class A1	2,032,685	23,527
	Jardine Matheson Holdings Ltd.[1]	336,600	18,852
	BAE Systems PLC[1]	2,510,000	16,788
	Brenntag AG1	77,900	6,029
	Rumo SA2	1,514,700	5,611
	Alliance Global Group, Inc.[1]	20,000,000	4,417
			1,222,357

Information	StoneCo Ltd., Class A2	1,215,600	102,013
technology	PagSeguro Digital Ltd., Class A2	1,743,000	99,142
8.15%	Nice Ltd. (ADR)[2]	263,000	74,571
	Nomura Research Institute, Ltd.[1]	1,945,500	69,515
	Taiwan Semiconductor Manufacturing Company, Ltd.[1]	3,433,000	64,477
	ASML Holding NV1	125,945	60,864
	Samsung Electronics Co., Ltd.[1]	777,000	58,071
	Atlassian Corp. PLC, Class A2	210,500	49,230
	Keyence Corp.[1]	83,000	46,711
	Delta Electronics, Inc.[1]	4,812,409	44,891
	Silergy Corp.[1]	474,000	40,636
	OBIC Co., Ltd.[1]	172,600	34,712
	Oneconnect Financial Technology Co., Ltd. (ADR)[2]	1,716,000	33,822
	Avast PLC[1]	4,289,000	31,550
	STMicroelectronics NV1	631,500	23,397
	Hexagon AB, Class B1	208,900	19,023
	Xero Ltd.[1,2]	95,031	10,819
			863,444

64    American Funds Insurance Series

International Fund (continued)

Common stocks (continued)		Shares	Value (000)
Communication	SoftBank Group Corp.[1]	2,723,400	$213,285
services	Tencent Holdings Ltd.[1]	1,729,587	126,376
7.69%	Z Holdings Corp.[1]	14,787,000	89,685
	Square Enix Holdings Co., Ltd.[1]	1,251,900	75,968
	SoftBank Corp.[1]	4,438,300	55,641
	Sea Ltd., Class A (ADR)[2]	273,600	54,460
	Nintendo Co., Ltd.[1]	82,500	52,651
	Bharti Airtel Ltd.[1]	6,879,515	48,090
	Altice Europe NV, Class A1,2	5,269,395	34,307
	Altice Europe NV, Class B1,2	1,077,927	6,955
	Bilibili Inc., Class Z (ADR)[2]	429,261	36,796
	Scout24 AG1	154,000	12,616
	América Móvil, SAB de CV, Series L (ADR)	409,657	5,957
	América Móvil, SAB de CV, Series L	2,139,900	1,558
			814,345

Energy	Reliance Industries Ltd.[1]	8,944,564	243,658
6.24%	Reliance Industries Ltd., interim shares[1]	196,599	3,015
	Neste Oyj[1]	1,676,225	121,090
	Royal Dutch Shell PLC, Class B1	5,001,407	86,166
	Royal Dutch Shell PLC, Class A (GBP denominated)[1]	620,800	11,021
	Canadian Natural Resources, Ltd. (CAD denominated)	2,290,400	55,042
	Total SE1,3	1,147,298	49,492
	BP PLC[1]	13,959,863	48,089
	Cenovus Energy Inc.	6,343,100	38,620
	Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)	426,000	4,784
			660,977

Materials	Vale SA, ordinary nominative (ADR)	15,872,642	266,026
5.26%	Vale SA, ordinary nominative	608,881	10,251
	First Quantum Minerals Ltd.	5,508,100	98,877
	Shin-Etsu Chemical Co., Ltd.[1]	321,400	56,265
	Linde PLC (EUR denominated)[1]	207,300	53,837
	BHP Group PLC[1]	976,400	25,732
	Akzo Nobel NV1	118,578	12,737
	BASF SE1	151,600	11,971
	CRH PLC[1]	250,861	10,604
	Koninklijke DSM NV1	61,300	10,560
			556,860

Consumer staples	Nestlé SA1	970,200	114,221
4.32%	Pernod Ricard SA1	294,714	56,493
	Inner Mongolia Yili Industrial Group Co., Ltd., Class A1	8,254,713	56,087
	Imperial Brands PLC[1]	2,046,000	42,989
	Kweichow Moutai Co., Ltd., Class A1	134,543	41,115
	British American Tobacco PLC[1]	951,000	35,372
	Kirin Holdings Company, Ltd.[1,3]	1,365,800	32,247
	Treasury Wine Estates Ltd.[1]	3,771,435	27,358
	Heineken NV1	135,200	15,077
	Chocoladefabriken Lindt & Sprüngli AG1	107	10,693
	Shiseido Company, Ltd.[1]	152,000	10,544
	JBS SA, ordinary nominative	1,811,000	8,249
	Dabur India Ltd.[1]	980,000	7,170
			457,615

American Funds Insurance Series     65

International Fund (continued)

Common stocks (continued)		Shares		Value (000)
Utilities	ENN Energy Holdings Ltd.[1]		13,250,000	$194,483
3.28%	China Gas Holdings Ltd.[1]		24,134,000	96,227
	E.ON SE1		5,147,000	57,003
				347,713

Real estate	Ayala Land, Inc.[1]		54,527,900	46,441
0.79%	China Overseas Land & Investment Ltd.[1]		13,502,000	29,371
	CK Asset Holdings Ltd.[1]		1,442,000	7,417
				83,229
	Total common stocks (cost: $6,233,438,000)			9,934,366

Preferred securities 1.19%
Energy	Petróleo Brasileiro SA (Petrobras), preferred nominative (ADR)		6,336,898	70,086
0.66%

Health care	Grifols, SA, Class B, nonvoting preferred, non-registered shares[1]		3,026,230	56,376
0.53%	Total preferred securities (cost: $104,416,000)			126,462

Rights & warrants 0.40%
Health care	Aier Eye Hospital Group Co., Ltd., Class A, warrants, expire 2021[1,5]		1,448,500	16,590
0.40%	Aier Eye Hospital Group Co., Ltd., Class A, warrants, expire 2021[1,2,5]		578,554	6,527
	WuXi AppTec Co., Ltd., Class A, warrants, expire 2021[1,5]		896,000	18,498
				41,615

Consumer	Cie. Financière Richemont SA, Class A, warrants, expire 2023[2]		909,000	236
discretionary	Total rights & warrants (cost: $21,623,000)			41,851
0.00%

Convertible bonds & notes 0.01%	Principal amount (000)
Health care	NMC Health Jersey Ltd., convertible notes, 1.875% 2025[6]		$28,000	1,260
0.01%	Total convertible bonds & notes (cost: $5,855,000)			1,260

Bonds, notes & other debt instruments 0.17%
Bonds & notes of governments & government agencies outside the U.S. 0.11%
	United Mexican States, Series M, 8.00% 2023	MXN	203,000	11,204

Corporate bonds, notes & loans 0.06%
Materials	Vale Overseas Ltd. 3.75% 2030		$5,936	6,610
0.06%	Total bonds, notes & other debt instruments (cost: $15,915,000)			17,814

66    American Funds Insurance Series

International Fund (continued)

Short-term securities 5.08%	Shares	Value (000)
Money market investments 5.08%
Capital Group Central Cash Fund 0.12%[7,8]	5,237,912	$523,844
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[7,9]	13,975,150	13,975
Total short-term securities (cost: $537,755,000)		537,819

Total investment securities 100.65% (cost: $6,919,002,000)		10,659,572
Other assets less liabilities (0.65)%		(68,714)
Net assets 100.00%		$10,590,858

Forward currency contracts

				Unrealized
				appreciation
Contract amount				(depreciation)
Purchases	Sales		Settlement	at 12/31/2020
(000)	(000)	Counterparty	date	(000)
GBP18,500	USD24,992	Citibank	1/11/2021	$309
USD24,907	GBP18,500	Citibank	1/11/2021	(395)
				$(86)

Investments in affiliates8

	Value of affiliate at 1/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 12/31/2020 (000)	Dividend income (000)
Short-term securities 4.95%
Money market investments 4.95%
Capital Group Central Cash Fund 0.12%[7]	$544,457	$2,134,592	$2,155,054	$36	$(187)	$523,844	$3,029

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $8,284,434,000, which represented 78.22% of the net assets of the fund. This amount includes $8,284,428,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	All or a portion of this security was on loan. The total value of all such securities was $83,899,000, which represented .79% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[4]	Value determined using significant unobservable inputs.
[5]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $41,615,000, which represented .39% of the net assets of the fund.
[6]	Scheduled interest and/or principal payment was not received.
[7]	Rate represents the seven-day yield at 12/31/2020.
[8]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[9]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviations and symbol

ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
GBP = British pounds
MXN = Mexican pesos
USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series     67

New World Fund

Investment portfolio December 31, 2020

Common stocks 89.66%		Shares	Value (000)
Information	Microsoft Corp.	410,007	$91,194
technology	Taiwan Semiconductor Manufacturing Company, Ltd.[1]	3,960,000	74,375
18.98%	PagSeguro Digital Ltd., Class A2	1,145,350	65,147
	StoneCo Ltd., Class A2	712,435	59,788
	Mastercard Inc., Class A	146,107	52,151
	PayPal Holdings, Inc.[2]	204,345	47,858
	Keyence Corp.[1]	68,700	38,663
	Broadcom Inc.	86,409	37,834
	Adobe Inc.[2]	67,840	33,928
	ASML Holding NV1	62,856	30,376
	Cree, Inc.[2]	253,513	26,847
	Silergy Corp.[1]	307,000	26,319
	Samsung Electronics Co., Ltd.[1]	308,854	23,083
	EPAM Systems, Inc.[2]	52,701	18,885
	Kingdee International Software Group Co. Ltd.[1]	3,135,000	12,866
	Accenture PLC, Class A	43,462	11,353
	Apple Inc.	82,604	10,961
	Visa Inc., Class A	45,355	9,920
	Trimble Inc.[2]	143,946	9,611
	Hexagon AB, Class B1	91,408	8,324
	Oneconnect Financial Technology Co., Ltd. (ADR)[2]	417,419	8,227
	Tokyo Electron Ltd.[1]	18,600	6,937
	MediaTek Inc.[1]	259,000	6,917
	Edenred SA1	112,405	6,378
	Advanced Micro Devices, Inc.[2]	67,034	6,148
	FleetCor Technologies, Inc.[2]	20,916	5,706
	Network International Holdings PLC[1,2]	1,260,807	5,630
	Inphi Corp.[2]	32,349	5,191
	Atlassian Corp. PLC, Class A2	20,258	4,738
	Chindata Group Holdings Ltd., Class A (ADR)[2]	172,368	4,130
	Halma PLC[1]	121,095	4,057
	Autodesk, Inc.[2]	12,375	3,779
	NetEase, Inc.[1]	194,400	3,720
	Logitech International SA1	37,097	3,598
	Nokia Corp.[1,2]	802,140	3,059
	Micron Technology, Inc.[2]	39,018	2,933
	Cognizant Technology Solutions Corp., Class A	35,343	2,896
	ON Semiconductor Corp.[2]	82,489	2,700
	GDS Holdings Ltd., Class A1,2	230,900	2,691
	Nice Ltd. (ADR)[2]	9,355	2,652
	Aspen Technology, Inc.[2]	19,209	2,502
	Elastic NV, non-registered shares[2]	15,997	2,338
	Globant SA2	10,638	2,315
	Amphenol Corp., Class A	16,828	2,201
	Hamamatsu Photonics KK1	30,700	1,758
	SAP SE1	12,349	1,623
	TravelSky Technology Ltd., Class H1	664,000	1,602
	KLA Corp.	5,692	1,474
	Hangzhou Hikvision Digital Technology Co., Ltd., Class A1	193,443	1,438
	Intel Corp.	28,781	1,434
	CMC Materials, Inc.	8,338	1,261
	VeriSign, Inc.[2]	5,316	1,150
	Amadeus IT Group SA, Class A, non-registered shares[1]	14,929	1,081
	Vontier Corp.[2]	31,087	1,038
	Coforge Ltd.[1]	20,580	765
			805,550

Consumer	MercadoLibre, Inc.[2]	53,020	88,820
discretionary	Alibaba Group Holding Ltd.[1,2]	2,075,204	60,633
14.40%	LVMH Moët Hennessy-Louis Vuitton SE1	57,683	36,042
	Delivery Hero SE1,2	228,670	35,492

68     American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)		Shares	Value (000)
Consumer	Naspers Ltd., Class N1	129,169	$26,437
discretionary	General Motors Company	531,686	22,139
(continued)	Galaxy Entertainment Group Ltd.[1]	2,777,000	21,600
	Hermès International[1]	19,805	21,297
	Meituan, Class B1,2	523,802	20,034
	Kering SA1	26,627	19,358
	XPeng Inc., Class A (ADR)[2,3]	434,541	18,611
	EssilorLuxottica[1]	106,218	16,565
	Evolution Gaming Group AB1	158,058	16,025
	JD Health International Inc.[1,2]	710,150	13,741
	adidas AG1,2	32,858	11,961
	Cie. Financière Richemont SA, Class A1	115,827	10,466
	Sony Corp.[1]	103,800	10,436
	NIKE, Inc., Class B	71,017	10,047
	Booking Holdings Inc.[2]	4,420	9,845
	Gree Electric Appliances, Inc. of Zhuhai, Class A1	895,846	8,504
	Li Ning Co. Ltd.[1]	1,231,501	8,484
	Pop Mart International Group Ltd.[1,2]	778,200	8,166
	Melco Resorts & Entertainment Ltd. (ADR)	411,713	7,637
	IDP Education Ltd.[1]	418,781	6,415
	Jumbo SA1	362,261	6,308
	Astra International Tbk PT1	14,461,800	6,211
	YUM! Brands, Inc.	52,525	5,702
	Wyndham Hotels & Resorts, Inc.	95,196	5,659
	Marriott International, Inc., Class A	42,036	5,545
	JD.com, Inc., Class A1,2	120,550	5,309
	Zhongsheng Group Holdings Ltd.[1]	683,500	4,873
	Midea Group Co., Ltd., Class A1	307,835	4,642
	Fast Retailing Co., Ltd.[1]	4,900	4,397
	Suzuki Motor Corp.[1]	86,400	4,011
	Wynn Macau, Ltd.[1,2]	2,336,800	3,929
	Ferrari NV1	14,576	3,371
	China MeiDong Auto Holdings Ltd.[1]	816,000	3,318
	Prosus NV1	30,717	3,304
	Industria de Diseño Textil, SA1	101,889	3,244
	Samsonite International SA1,2	1,787,100	3,175
	Allegro.eu1,2	136,887	3,111
	Maruti Suzuki India Ltd.[1]	28,401	2,980
	Domino’s Pizza, Inc.	7,473	2,866
	Flutter Entertainment PLC (GBP denominated)[1]	12,491	2,586
	Hyundai Motor Co.[1]	12,662	2,246
	Shangri-La Asia Ltd.[1,2]	2,212,000	1,973
	Aptiv PLC	14,036	1,829
	InterContinental Hotels Group PLC[1,2]	26,077	1,694
	Airbnb, Inc., Class A2	10,563	1,551
	Lojas Americanas SA, ordinary nominative	384,328	1,513
	Entain PLC[1,2]	94,780	1,471
	Peugeot SA1,2	39,005	1,068
	Vivo Energy PLC[1]	919,486	1,063
	Dada Nexus Ltd. (ADR)[2,3]	25,200	920
	Levi Strauss & Co., Class A	45,515	914
	Wynn Resorts, Ltd.	7,397	835
	Bayerische Motoren Werke AG1	6,118	540
			610,913

Health care	Zai Lab Ltd. (ADR)[2]	384,191	51,996
12.35%	Thermo Fisher Scientific Inc.	83,711	38,991
	WuXi Biologics (Cayman) Inc.[1,2]	2,647,600	35,266
	Carl Zeiss Meditec AG, non-registered shares[1]	205,241	27,310
	WuXi AppTec Co., Ltd., Class A1	871,716	17,996
	WuXi AppTec Co., Ltd., Class H1	459,100	9,020

American Funds Insurance Series     69

New World Fund (continued)

Common stocks (continued)		Shares	Value (000)
Health care	AstraZeneca PLC[1]	232,864	$23,265
(continued)	Notre Dame Intermédica Participações SA	1,465,403	22,102
	Abbott Laboratories	200,515	21,954
	BioMarin Pharmaceutical Inc.[2]	179,080	15,704
	PerkinElmer, Inc.	107,200	15,383
	Asahi Intecc Co., Ltd.[1]	412,600	15,062
	bioMérieux SA1	95,915	13,526
	Jiangsu Hengrui Medicine Co., Ltd., Class A1	779,198	13,311
	BeiGene, Ltd. (ADR)[2]	46,796	12,091
	BeiGene, Ltd.[1,2]	54,000	1,086
	CSL Ltd.[1]	57,968	12,666
	Pharmaron Beijing Co., Ltd., Class H1	431,200	7,308
	Pharmaron Beijing Co., Ltd., Class A1	265,800	4,894
	Aier Eye Hospital Group Co., Ltd., Class A1	1,033,827	11,841
	Yunnan Baiyao Group Co., Ltd., Class A1	679,100	11,826
	Koninklijke Philips NV (EUR denominated)[1,2]	205,320	10,988
	Shionogi & Co., Ltd.[1]	179,300	9,801
	Olympus Corp.[1]	440,900	9,651
	Novo Nordisk A/S, Class B1	111,509	7,800
	Hypera SA, ordinary nominative	1,156,915	7,629
	Hugel, Inc.[1,2]	43,840	7,585
	CanSino Biologics Inc., Class H1,2	323,600	7,406
	Straumann Holding AG1	6,192	7,211
	Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A1	346,233	6,802
	Pfizer Inc.	171,061	6,297
	Hangzhou Tigermed Consulting Co., Ltd., Class A1	227,271	5,632
	Teva Pharmaceutical Industries Ltd. (ADR)[2]	573,624	5,536
	Novartis AG1	55,224	5,216
	Zoetis Inc., Class A	31,037	5,137
	Alibaba Health Information Technology Ltd.[1,2]	1,650,600	4,898
	Hikma Pharmaceuticals PLC[1]	135,368	4,663
	Medtronic PLC	39,620	4,641
	Danaher Corp.	20,736	4,606
	HOYA Corp.[1]	27,600	3,815
	Baxter International Inc.	47,480	3,810
	Alcon Inc.[1,2]	55,002	3,672
	Grifols, SA, Class A, non-registered shares[1]	84,195	2,458
	Grifols, SA, Class B (ADR)	30,657	565
	Mettler-Toledo International Inc.[2]	1,661	1,893
	Lupin Ltd.[1]	140,828	1,885
	OdontoPrev SA, ordinary nominative	554,693	1,554
	Viatris Inc.[2]	21,294	399
	NMC Health PLC[1,2,4]	49,400	1
			524,149

Financials	Kotak Mahindra Bank Ltd.[1,2]	2,768,189	75,756
11.00%	AIA Group Ltd.[1]	4,488,200	55,284
	HDFC Bank Ltd.[1,2]	2,384,834	46,976
	HDFC Bank Ltd. (ADR)[2]	76,097	5,499
	B3 SA - Brasil, Bolsa, Balcao	2,627,316	31,351
	Société Générale[1,2]	1,218,593	25,386
	XP Inc., Class A2	480,952	19,079
	Bajaj Finance Ltd.[1]	261,996	19,028
	Capitec Bank Holdings Ltd.[1,2]	185,645	18,091
	Sberbank of Russia PJSC (ADR)[1]	1,012,500	14,596
	Sberbank of Russia PJSC (ADR)	226,687	3,287
	Ping An Insurance (Group) Company of China, Ltd., Class H1	1,371,300	16,844
	Ping An Insurance (Group) Company of China, Ltd., Class A1	36,100	480
	UniCredit SpA[1,2]	1,762,672	16,312
	HDFC Life Insurance Company Ltd.[1,2]	1,109,818	10,295
	ICICI Bank Ltd. (ADR)[2]	495,101	7,357

70     American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)		Shares	Value (000)
Financials	ICICI Bank Ltd.[1,2]	384,782	$2,825
(continued)	Moody’s Corp.	31,860	9,247
	Banco Bilbao Vizcaya Argentaria, SA1	1,830,437	8,973
	Hong Kong Exchanges and Clearing Ltd.[1]	153,700	8,454
	S&P Global Inc.	22,691	7,459
	Discovery Ltd.[1]	565,192	5,849
	Bajaj Finserv Ltd.[1]	45,189	5,518
	Fairfax Financial Holdings Ltd., subordinate voting shares	15,658	5,337
	TCS Group Holding PLC (GDR)[1,5]	140,222	4,584
	TCS Group Holding PLC (GDR)[1]	1,553	51
	Bank Central Asia Tbk PT1	1,879,300	4,528
	Lufax Holding Ltd. (ADR)[2]	291,670	4,142
	China Merchants Bank Co., Ltd., Class H1	605,500	3,845
	UBS Group AG1	225,557	3,155
	AU Small Finance Bank Ltd.[1,2]	259,859	3,050
	Moscow Exchange MICEX-RTS PJSC[1]	1,404,664	3,031
	Eurobank Ergasias Services and Holdings SA1,2	4,206,715	2,978
	PICC Property and Casualty Co. Ltd., Class H1	3,623,000	2,745
	Alpha Bank SA1,2	2,100,154	2,453
	Chubb Ltd.	15,529	2,390
	The People’s Insurance Co. (Group) of China Ltd., Class H1	6,833,000	2,171
	Axis Bank Ltd.[1,2]	219,958	1,872
	BB Seguridade Participações SA	273,314	1,559
	Bank of the Philippine Islands[1]	839,100	1,424
	Kasikornbank PCL, foreign registered[1]	345,200	1,318
	Banco Santander México, SA, Institución de Banca Múltiple, Grupo Financiero Santander México, Class B2	1,278,484	1,305
	Credicorp Ltd.	4,951	812
			466,696

Communication	Tencent Holdings Ltd.[1]	1,058,700	77,356
services	Sea Ltd., Class A (ADR)[2]	259,149	51,584
8.28%	Facebook, Inc., Class A2	183,040	49,999
	Alphabet Inc., Class C2	22,802	39,946
	Alphabet Inc., Class A2	3,487	6,112
	Netflix, Inc.[2]	48,388	26,165
	Yandex NV, Class A2	283,230	19,707
	América Móvil, SAB de CV, Series L (ADR)	1,066,269	15,504
	Electronic Arts Inc.	92,639	13,303
	Activision Blizzard, Inc.	126,033	11,702
	Bharti Airtel Ltd.[1]	892,598	6,239
	Indus Towers Ltd.[1]	1,872,343	5,909
	Vodafone Group PLC[1]	3,261,452	5,367
	JOYY Inc., Class A (ADR)	53,334	4,266
	Bilibili Inc., Class Z (ADR)[2]	47,070	4,035
	MTN Group Ltd.[1]	943,276	3,868
	China Tower Corp. Ltd., Class H1	23,738,000	3,494
	SoftBank Group Corp.[1]	39,400	3,086
	Informa PLC[1]	186,868	1,404
	JCDecaux SA1,2	48,473	1,107
	Telkom Indonesia (Persero) Tbk PT, Class B1	4,360,300	1,029
			351,182

Materials	Vale SA, ordinary nominative	1,721,168	28,977
5.95%	Vale SA, ordinary nominative (ADR)	1,497,718	25,102
	First Quantum Minerals Ltd.	1,278,353	22,948
	Sika AG1	70,329	19,200
	Asian Paints Ltd.[1]	499,171	18,927
	Freeport-McMoRan Inc.	394,687	10,270
	Shin-Etsu Chemical Co., Ltd.[1]	56,900	9,961

American Funds Insurance Series     71

New World Fund (continued)

Common stocks (continued)		Shares	Value (000)
Materials	Rio Tinto PLC[1]	106,811	$7,992
(continued)	Linde PLC	29,913	7,882
	LANXESS AG1	98,732	7,571
	Koninklijke DSM NV1	39,449	6,796
	Givaudan SA1	1,578	6,647
	AngloGold Ashanti Ltd. (ADR)	210,144	4,753
	AngloGold Ashanti Ltd.[1]	70,895	1,621
	Gerdau SA (ADR)	1,298,914	6,066
	Shree Cement Ltd.[1]	18,011	5,933
	Arkema SA1	44,846	5,126
	BHP Group PLC[1]	192,429	5,071
	CCL Industries Inc., Class B, nonvoting shares	93,655	4,252
	Umicore SA1	87,348	4,196
	Air Liquide SA, non-registered shares[1]	25,294	4,151
	Akzo Nobel NV1	36,592	3,931
	Loma Negra Compania Industrial Argentina SA (ADR)	599,550	3,687
	BASF SE1	45,331	3,580
	Alrosa PJSC[1]	2,643,724	3,515
	Barrick Gold Corp.	142,586	3,248
	Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A1	546,193	3,242
	Chr. Hansen Holding A/S1,2	27,666	2,847
	SIG Combibloc Group AG1	122,353	2,834
	Huntsman Corp.	103,725	2,608
	Turquoise Hill Resources Ltd.[2]	156,812	1,948
	Turquoise Hill Resources Ltd. (CAD denominated)[2]	49,730	618
	Amcor PLC (CDI)[1]	162,847	1,934
	Celanese Corp.	14,743	1,916
	Dow Inc.	32,269	1,791
	Asahi Kasei Corp.[1]	130,400	1,341
			252,482

Industrials	Shanghai International Airport Co., Ltd., Class A1	2,560,277	29,634
5.91%	Airbus SE, non-registered shares[1,2]	244,231	26,829
	Safran SA1,2	162,243	23,009
	CCR SA, ordinary nominative	8,621,584	22,358
	Wizz Air Holdings PLC[1,2]	220,032	13,742
	IMCD NV1	99,924	12,696
	International Container Terminal Services, Inc.[1]	4,297,260	11,054
	DSV Panalpina A/S1	64,161	10,738
	SMC Corp.[1]	16,500	10,077
	Rumo SA2	2,191,897	8,119
	Nidec Corp.[1]	56,800	7,157
	TransDigm Group Inc.[2]	11,118	6,880
	Ryanair Holdings PLC (ADR)[2]	52,278	5,750
	Fortive Corp.	76,735	5,434
	Daikin Industries, Ltd.[1]	23,300	5,189
	Han’s Laser Technology Industry Group Co., Ltd., Class A1	771,125	5,053
	Airports of Thailand PCL, foreign registered[1]	2,363,200	4,872
	Spirax-Sarco Engineering PLC[1]	28,754	4,444
	Centre Testing International Group Co., Ltd.[1]	1,056,096	4,427
	Copa Holdings, SA, Class A	48,964	3,782
	Jardine Matheson Holdings Ltd.[1]	59,000	3,305
	Guangzhou Baiyun International Airport Co. Ltd., Class A1	1,501,303	3,245
	Epiroc AB, Class B1	178,529	3,025
	A-Living Smart City Services Co., Ltd., Class H1	659,500	2,938
	Boeing Company	11,550	2,472
	ABB Ltd.[1]	83,200	2,327
	Komatsu Ltd.[1]	81,500	2,233
	Experian PLC[1]	56,793	2,164
	Air Lease Corp., Class A	43,452	1,930
	Hefei Meyer Optoelectronic Technology Inc., Class A1	254,600	1,728

72     American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)		Shares	Value (000)
Industrials	Atlas Copco AB, Class B1	37,156	$1,669
(continued)	Havells India Ltd.[1]	126,664	1,589
	Carrier Global Corp.	23,873	901
			250,770

Consumer staples	Kweichow Moutai Co., Ltd., Class A1	253,607	77,500
5.71%	Nestlé SA1	162,495	19,130
	Foshan Haitian Flavouring and Food Co. Ltd., Class A1	597,861	18,388
	Nongfu Spring Co., Ltd., Class H1,2,3	2,018,605	14,354
	Anheuser-Busch InBev SA/NV1	176,745	12,351
	Carlsberg A/S, Class B1	55,396	8,881
	Raia Drogasil SA, ordinary nominative	1,594,597	7,687
	Pernod Ricard SA1	39,282	7,530
	Avenue Supermarts Ltd.[1,2]	142,505	5,389
	Mondelez International, Inc.	85,994	5,028
	Reckitt Benckiser Group PLC[1]	53,352	4,772
	Fomento Económico Mexicano, SAB de CV	618,449	4,672
	Unilever PLC[1]	76,805	4,623
	British American Tobacco PLC[1]	117,770	4,380
	United Spirits Ltd.[1,2]	535,599	4,246
	Wal-Mart de México, SAB de CV, Series V	1,351,284	3,801
	Shiseido Company, Ltd.[1]	50,800	3,524
	Inner Mongolia Yili Industrial Group Co., Ltd., Class A1	513,300	3,488
	ITC Ltd.[1]	1,169,574	3,350
	Heineken NV1	27,072	3,019
	Kimberly-Clark de México, SAB de CV, Class A	1,647,040	2,813
	Jonjee Hi-Tech Industrial and Commercial Holding Co., Ltd., Class A1	266,585	2,725
	Constellation Brands, Inc., Class A	11,586	2,538
	Uni-Charm Corp.[1]	52,100	2,472
	L’Oréal SA, non-registered shares[1]	6,491	2,466
	Kirin Holdings Company, Ltd.[1]	89,700	2,118
	Herbalife Nutrition Ltd.[2]	41,972	2,017
	Japan Tobacco Inc.[1,3]	97,300	1,983
	Colgate-Palmolive Company	18,811	1,609
	Danone SA1	21,048	1,383
	McCormick & Co., Inc., nonvoting shares	13,126	1,255
	JBS SA, ordinary nominative	259,002	1,180
	Chengdu Hongqi Chain Co., Ltd.[1]	1,109,901	1,124
	Diageo PLC[1]	11,617	459
			242,255

Energy	Reliance Industries Ltd.[1]	2,911,135	79,302
3.77%	Reliance Industries Ltd., interim shares[1]	152,741	2,343
	Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)	3,866,812	43,424
	Royal Dutch Shell PLC, Class B1	446,106	7,686
	Rosneft Oil Company PJSC (GDR)[1]	1,301,724	7,340
	New Fortress Energy Inc., Class A	96,956	5,196
	Gazprom PJSC (ADR)[1]	780,774	4,341
	Schlumberger Ltd.	172,397	3,763
	Total SE1,3	74,483	3,213
	Chevron Corp.	31,798	2,685
	United Tractors Tbk PT1	326,800	620
			159,913

Real estate	American Tower Corp. REIT	45,257	10,158
1.68%	Shimao Services Holdings Ltd.[1,2]	6,203,187	9,570
	ESR Cayman Ltd.[1,2]	2,262,400	8,131
	CK Asset Holdings Ltd.[1]	1,249,500	6,427
	BR Malls Participacoes SA, ordinary nominative[2]	3,304,622	6,298

American Funds Insurance Series     73

New World Fund (continued)

Common stocks (continued)		Shares	Value (000)
Real estate	Ayala Land, Inc.[1]	6,681,900	$5,691
(continued)	KE Holdings Inc., Class A (ADR)[2]	87,058	5,358
	CIFI Holdings (Group) Co. Ltd.[1]	5,873,674	4,981
	Embassy Office Parks REIT[1]	939,200	4,435
	Shimao Group Holdings Ltd.[1]	1,282,000	4,099
	China Overseas Land & Investment Ltd.[1]	1,464,500	3,186
	Longfor Group Holdings Ltd.[1]	495,000	2,907
			71,241

Utilities	ENN Energy Holdings Ltd.[1]	1,619,800	23,776
1.63%	China Gas Holdings Ltd.[1]	5,533,000	22,061
	AES Corp.	345,838	8,127
	China Resources Gas Group Ltd.[1]	1,092,000	5,808
	Enel SpA[1]	515,991	5,211
	Engie SA1,2	275,227	4,214
			69,197
	Total common stocks (cost: $2,195,857,000)		3,804,348

Preferred securities 1.14%
Industrials	Azul SA, preferred nominative (ADR)[2,3]	357,605	8,161
0.31%	GOL Linhas Aéreas Inteligentes SA, preferred nominative[2]	847,943	4,071
	GOL Linhas Aéreas Inteligentes SA, preferred nominative (ADR)[2]	72,525	712
			12,944

Materials	Gerdau SA, preferred nominative	2,652,635	12,487
0.29%

Consumer	Volkswagen AG, nonvoting preferred shares[1]	35,834	6,676
discretionary	Lojas Americanas SA, preferred nominative	489,555	2,478
0.22%			9,154

Health care	Grifols, SA, Class B, nonvoting preferred, non-registered shares[1]	235,609	4,389
0.10%

Consumer staples	Henkel AG & Co. KGaA, nonvoting preferred shares[1]	27,859	3,139
0.07%

Information	Samsung Electronics Co., Ltd., nonvoting preferred shares[1]	44,182	2,999
technology
0.07%

Energy	Petróleo Brasileiro SA (Petrobras), preferred nominative (ADR)	101,360	1,121
0.05%	Petróleo Brasileiro SA (Petrobras), preferred nominative	182,615	997
			2,118

Financials	Itaúsa SA, preferred nominative	525,633	1,187
0.03%

Real estate	Ayala Land, Inc., preferred shares[1,2,4]	15,000,000	—	[6]
0.00%	Total preferred securities (cost: $30,866,000)		48,417

74     American Funds Insurance Series

New World Fund (continued)

Rights & warrants 0.27%		Shares		Value (000)
Consumer staples	Foshan Haitian Flavouring and Food Co., Ltd., Class A, warrants, expire 2022[1,5]		336,160	$10,339
0.25%

Health care	Aier Eye Hospital Group Co., Ltd., Class A, warrants, expire 2021[1,5]		54,200	621
0.02%	Aier Eye Hospital Group Co., Ltd., Class A, warrants, expire 2021[1,2,5]		21,625	244
				865

Consumer	Cie. Financière Richemont SA, Class A, warrants, expire 2023[2]		144,354	37
discretionary	Total rights & warrants (cost: $3,236,000)			11,241
0.00%

		Principal amount
Convertible bonds & notes 0.00%		(000)
Health care	BioMarin Pharmaceutical Inc., convertible bonds, 1.25% 2027[5]		$114	120
0.00%	Total convertible bonds & notes (cost: $121,000)			120

Bonds, notes & other debt instruments 2.83%
Bonds & notes of governments & government agencies outside the U.S. 2.47%
	Abu Dhabi (Emirate of) 2.50% 2029[5]		1,900	2,055
	Abu Dhabi (Emirate of) 1.70% 2031[5]		455	456
	Angola (Republic of) 9.50% 2025		800	833
	Angola (Republic of) 8.25% 2028		200	192
	Angola (Republic of) 8.00% 2029[5]		2,800	2,639
	Angola (Republic of) 8.00% 2029		200	189
	Argentine Republic 1.00% 2029		384	167
	Argentine Republic 0.125% 2030 (0.50% on 7/9/2021)[7]		757	308
	Argentine Republic 0.125% 2035 (1.125% on 7/9/2021)[7]		4,190	1,538
	Argentine Republic 0.125% 2038 (2.00% on 7/9/2021)[7]		1,318	541
	Argentine Republic 0.125% 2041 (2.50% on 7/9/2021)[7]		5,900	2,239
	Armenia (Republic of) 7.15% 2025		490	566
	Bahrain (Kingdom of) 6.75% 2029[5]		500	576
	Belarus (Republic of) 6.875% 2023		1,775	1,860
	Belarus (Republic of) 5.875% 2026		230	237
	Belarus (Republic of) 7.625% 2027		335	370
	Buenos Aires (City of) 8.95% 2021		359	359
	Cameroon (Republic of) 9.50% 2025		805	899
	Colombia (Republic of) 4.50% 2026		1,250	1,419
	Colombia (Republic of) 7.375% 2037		600	878
	Colombia (Republic of) 4.125% 2051		350	390
	Costa Rica (Republic of) 4.375% 2025		234	219
	Costa Rica (Republic of) 6.125% 2031[5]		1,250	1,170
	Costa Rica (Republic of) 6.125% 2031		818	766
	Costa Rica (Republic of) 7.158% 2045		498	464
	Cote d’Ivoire (Republic of) 4.875% 2032		€150	189
	Dominican Republic 9.75% 2026	DOP	18,150	336
	Dominican Republic 8.625% 2027[5]		$575	733
	Dominican Republic 11.375% 2029	DOP	12,800	265
	Dominican Republic 7.45% 2044[5]		$1,125	1,458
	Dominican Republic 7.45% 2044		1,100	1,426
	Dominican Republic 6.85% 2045		100	122
	Dominican Republic 5.875% 2060[5]		280	309
	Egypt (Arab Republic of) 5.75% 2024[5]		450	483
	Egypt (Arab Republic of) 5.625% 2030		€260	333
	Egypt (Arab Republic of) 7.625% 2032[5]		$1,140	1,294
	Egypt (Arab Republic of) 8.50% 2047		1,200	1,364
	Egypt (Arab Republic of) 8.15% 2059[5]		900	993

American Funds Insurance Series     75

New World Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Ethiopia (Federal Democratic Republic of) 6.625% 2024		$1,230	$1,255
Export-Import Bank of India 3.25% 2030		1,180	1,265
Gabonese Republic 6.375% 2024		2,480	2,589
Guatemala (Republic of) 4.375% 2027		600	668
Honduras (Republic of) 6.25% 2027		1,750	2,032
Honduras (Republic of) 5.625% 2030[5]		200	230
Indonesia (Republic of) 6.625% 2037		700	999
Indonesia (Republic of) 5.25% 2042		840	1,091
Iraq (Republic of) 6.752% 2023		960	941
Jordan (Hashemite Kingdom of) 4.95% 2025[5]		600	639
Jordan (Hashemite Kingdom of) 5.75% 2027[5]		1,530	1,691
Jordan (Hashemite Kingdom of) 5.75% 2027		200	221
Kazakhstan (Republic of) 5.125% 2025[5]		900	1,066
Kazakhstan (Republic of) 6.50% 2045[5]		800	1,294
Kenya (Republic of) 6.875% 2024[5]		900	988
Kenya (Republic of) 8.25% 2048[5]		2,200	2,526
Malaysia (Federation of), Series 0419, 3.828% 2034	MYR	430	114
Malaysia (Federation of), Series 0418, 4.893% 2038		1,150	338
Pakistan (Islamic Republic of) 8.25% 2024		$500	547
Pakistan (Islamic Republic of) 8.25% 2025[5]		410	453
Pakistan (Islamic Republic of) 6.875% 2027[5]		1,250	1,309
Pakistan (Islamic Republic of) 7.875% 2036		400	415
Panama (Republic of) 3.75% 2026[5]		1,380	1,513
Panama (Republic of) 4.50% 2047		1,155	1,489
Panama (Republic of) 4.50% 2050		400	516
Panama (Republic of) 4.30% 2053		400	510
Paraguay (Republic of) 5.00% 2026[5]		500	588
Paraguay (Republic of) 5.00% 2026		210	247
Paraguay (Republic of) 4.70% 2027[5]		800	938
Paraguay (Republic of) 4.70% 2027		500	586
Paraguay (Republic of) 4.95% 2031		320	388
Peru (Republic of) 6.55% 2037		1,070	1,628
Peru (Republic of) 2.78% 2060		840	849
PETRONAS Capital Ltd. 3.50% 2030[5]		200	230
PETRONAS Capital Ltd. 4.55% 2050[5]		400	536
Philippines (Republic of) 6.375% 2034		820	1,206
Philippines (Republic of) 2.95% 2045		1,220	1,291
PT Indonesia Asahan Aluminium Tbk 6.757% 2048		200	274
Qatar (State of) 4.50% 2028[5]		3,000	3,640
Qatar (State of) 4.50% 2028		1,000	1,213
Romania 2.00% 2032		€1,510	1,940
Romania 5.125% 2048[5]		$1,700	2,180
Russian Federation 4.375% 2029[5]		1,000	1,169
Russian Federation 5.10% 2035		1,200	1,520
Russian Federation 5.25% 2047		1,400	1,943
Senegal (Republic of) 4.75% 2028		€1,100	1,436
Serbia (Republic of) 3.125% 2027		1,020	1,403
South Africa (Republic of) 5.875% 2030		$2,110	2,396
Sri Lanka (Democratic Socialist Republic of) 5.75% 2022		250	196
Sri Lanka (Democratic Socialist Republic of) 5.875% 2022		1,000	697
Sri Lanka (Democratic Socialist Republic of) 6.125% 2025		410	247
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025		700	426
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026		1,610	934
Sri Lanka (Democratic Socialist Republic of) 7.55% 2030		800	462
Sri Lanka (Democratic Socialist Republic of) 7.55% 2030[5]		500	289
Tunisia (Republic of) 6.75% 2023		€110	129
Tunisia (Republic of) 5.625% 2024		710	805
Tunisia (Republic of) 5.75% 2025		$875	801
Turkey (Republic of) 6.375% 2025		475	514
Turkey (Republic of) 11.875% 2030		600	877
Turkey (Republic of) 4.875% 2043		1,295	1,137

76     American Funds Insurance Series

New World Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
	Turkey (Republic of) 5.75% 2047	$2,205	$2,106
	Ukraine 7.75% 2027	2,328	2,648
	Ukraine 9.75% 2028	700	863
	Ukraine 7.375% 2032	2,180	2,402
	United Mexican States 3.90% 2025	320	360
	United Mexican States 4.50% 2029	1,070	1,258
	United Mexican States 4.75% 2032	870	1,049
	United Mexican States 4.75% 2044	1,090	1,300
	Venezuela (Bolivarian Republic of) 7.00% 2018[8]	64	6
	Venezuela (Bolivarian Republic of) 7.75% 2019[8]	1,149	111
	Venezuela (Bolivarian Republic of) 6.00% 2020[8]	950	92
	Venezuela (Bolivarian Republic of) 12.75% 2022[8]	85	8
	Venezuela (Bolivarian Republic of) 9.00% 2023[8]	1,383	134
	Venezuela (Bolivarian Republic of) 8.25% 2024[8]	299	29
	Venezuela (Bolivarian Republic of) 7.65% 2025[8]	129	13
	Venezuela (Bolivarian Republic of) 11.75% 2026[8]	64	6
	Venezuela (Bolivarian Republic of) 9.25% 2027[8]	170	17
	Venezuela (Bolivarian Republic of) 9.25% 2028[8]	319	31
	Venezuela (Bolivarian Republic of) 11.95% 2031[8]	106	10
	Venezuela (Bolivarian Republic of) 7.00% 2038[8]	107	10
			104,902

Corporate bonds, notes & loans 0.36%
Energy	Oleoducto Central SA 4.00% 2027[5]	255	277
0.10%	Petrobras Global Finance Co. 5.60% 2031	575	662
	Petrobras Global Finance Co. 6.75% 2050	110	137
	Petrobras Global Finance Co. 6.85% 2115	314	392
	Petróleos Mexicanos 6.875% 2025[5]	624	685
	Petróleos Mexicanos 6.875% 2026	755	826
	Petróleos Mexicanos 6.49% 2027	910	962
	PTT Exploration and Production PCL 2.587% 2027[5]	320	335
			4,276

Financials	Bangkok Bank PCL 3.733% 2034
0.08%	(UST Yield Curve Rate T Note Constant Maturity 5-year + 1.90% on 9/25/2029)[7]	1,140	1,189
	HSBK (Europe) BV 7.25% 2021[5]	665	674
	Power Financial Corp Ltd. 5.25% 2028	425	491
	Power Financial Corp Ltd. 6.15% 2028	432	527
	Power Financial Corp Ltd. 4.50% 2029	273	301
			3,182

Utilities	AES Panama Generation Holdings SRL 4.375% 2030[5]	280	303
0.06%	Empresas Publicas de Medellin ESP 4.25% 2029[5]	665	716
	Empresas Publicas de Medellin ESP 4.375% 2031[5]	360	387
	State Grid Overseas Investment Ltd. 3.50% 2027[5]	900	1,002
	State Grid Overseas Investment Ltd. 4.25% 2028	200	234
			2,642

Industrials	DP World Crescent 4.848% 2028[5]	835	973
0.05%	Empresa de Transporte de Pasajeros Metro SA 4.70% 2050[5]	270	340
	Mexico City Airport Trust 4.25% 2026	675	716
	Mexico City Airport Trust 3.875% 2028	200	207
			2,236

American Funds Insurance Series     77

New World Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication	Axiata SPV5 Labuan Ltd. 3.064% 2050	$357	$359
services	PLDT Inc. 2.50% 2031	210	220
0.04%	Tencent Holdings Ltd. 3.975% 2029	400	456
	Tencent Holdings Ltd. 3.24% 2050[5]	580	601
			1,636

Materials	Braskem Idesa SAPI 7.45% 2029	775	728
0.02%	Braskem Idesa SAPI 7.45% 2029[5]	300	282
			1,010

Consumer	Sands China Ltd. 4.375% 2030[5]	220	246
discretionary	Total corporate bonds, notes & loans		15,228
0.01%
	Total bonds, notes & other debt instruments (cost: $110,988,000)		120,130

Short-term securities 5.62%		Shares
Money market investments 5.62%
	Capital Group Central Cash Fund 0.12%[9,10]	2,244,744	224,497
	Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[9,11]	14,020,660	14,020
	Total short-term securities (cost: $238,510,000)		238,517

	Total investment securities 99.52% (cost: $2,579,578,000)		4,222,773
	Other assets less liabilities 0.48%		20,380
	Net assets 100.00%		$4,243,153

Futures contracts
Contracts	Type	Number of contracts	Expiration	Notional amount[12] (000)	Value at 12/31/2020[13] (000)	Unrealized appreciation (depreciation) at 12/31/2020 (000)
10 Year Ultra U.S. Treasury Note Futures	Short	8	March 2021	$(800)	$(1,251)	$3
30 Year Ultra U.S. Treasury Bond Futures	Long	10	March 2021	1,000	2,136	(13)
						$(10)

Forward currency contracts
Contract amount				Unrealized depreciation
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 12/31/2020 (000)
USD 3,404	EUR 2,830	Bank of New York Mellon	1/8/2021	$(54)

78     American Funds Insurance Series

New World Fund (continued)

Investments in affiliates[10]
	Value of affiliate at 1/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 12/31/2020 (000)	Dividend income (000)
Short-term securities 5.29%
Money market investments 5.29%
Capital Group Central Cash Fund 0.12%[9]	$238,673	$930,010	$944,104	$40	$(122)	$224,497	$1,220

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,245,296,000, which represented 52.92% of the net assets of the fund. This amount includes $2,245,295,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	All or a portion of this security was on loan. The total value of all such securities was $18,411,000, which represented .43% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[4]	Value determined using significant unobservable inputs.
[5]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $56,174,000, which represented 1.32% of the net assets of the fund.
[6]	Amount less than one thousand.
[7]	Step bond; coupon rate may change at a later date.
[8]	Scheduled interest and/or principal payment was not received.
[9]	Rate represents the seven-day yield at 12/31/2020.
[10]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[11]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[12]	Notional amount is calculated based on the number of contracts and notional contract size.
[13]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbols

ADR = American Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

DOP = Dominican pesos

EUR/€ = Euros

GBP = British pounds

GDR = Global Depositary Receipts

MYR = Malaysian ringgits

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series     79

Blue Chip Income and Growth Fund

Investment portfolio December 31, 2020

Common stocks 97.04%		Shares	Value (000)
Health care	Abbott Laboratories	3,362,500	$368,160
17.33%	Amgen Inc.	1,258,510	289,357
	UnitedHealth Group Inc.	593,400	208,093
	AbbVie Inc.	1,890,460	202,563
	Gilead Sciences, Inc.	3,005,712	175,113
	Teva Pharmaceutical Industries Ltd. (ADR)[1]	10,333,800	99,721
	Medtronic PLC	700,000	81,998
	Stryker Corp.	296,800	72,728
	Humana Inc.	124,700	51,161
	Merck & Co., Inc.	500,000	40,900
	Zimmer Biomet Holdings, Inc.	225,000	34,670
	PerkinElmer, Inc.	210,400	30,192
	GlaxoSmithKline PLC (ADR)	148,000	5,446
			1,660,102

Information	Microsoft Corp.	2,598,300	577,914
technology	Broadcom Inc.	1,007,100	440,959
17.11%	Mastercard Inc., Class A	613,600	219,018
	Apple Inc.	1,600,000	212,304
	SS&C Technologies Holdings, Inc.	1,153,800	83,939
	Intel Corp.	1,100,000	54,802
	Cognizant Technology Solutions Corp., Class A	486,000	39,828
	QUALCOMM Inc.	68,000	10,359
			1,639,123

Industrials	CSX Corp.	3,255,142	295,404
13.56%	Raytheon Technologies Corp.	3,935,100	281,399
	General Dynamics Corp.	908,000	135,129
	Union Pacific Corp.	565,600	117,769
	General Electric Co.	9,974,300	107,722
	Carrier Global Corp.	2,549,000	96,148
	Illinois Tool Works Inc.	450,000	91,746
	Airbus Group SE (ADR)[1]	2,639,000	72,097
	RELX PLC (ADR)	1,225,000	30,209
	Stanley Black & Decker, Inc.	136,000	24,284
	Otis Worldwide Corp.	277,500	18,745
	L3Harris Technologies, Inc.	85,000	16,067
	ManpowerGroup Inc.	131,500	11,859
	Rolls-Royce Holdings PLC (ADR)[2]	356,800	564
			1,299,142

Communication	Comcast Corp., Class A	5,789,400	303,364
services	Facebook, Inc., Class A1	967,600	264,310
9.47%	Alphabet Inc., Class A1	80,975	141,920
	Alphabet Inc., Class C1	3,000	5,256
	Netflix, Inc.[1]	201,800	109,119
	Omnicom Group Inc.	1,000,000	62,370
	Activision Blizzard, Inc.	113,000	10,492
	Electronic Arts Inc.	73,000	10,483
			907,314

Energy	EOG Resources, Inc.	4,588,100	228,809
9.05%	Baker Hughes Co., Class A	10,437,000	217,611
	Chevron Corp.	1,099,000	92,811
	Diamondback Energy, Inc.	1,320,033	63,890
	Royal Dutch Shell PLC, Class B (ADR)	1,839,000	61,809
	Pioneer Natural Resources Company	486,800	55,442
	Concho Resources Inc.	616,100	35,949

80      American Funds Insurance Series

Blue Chip Income and Growth Fund (continued)

Common stocks (continued)		Shares	Value (000)
Energy	Williams Companies, Inc.	1,661,000	$33,303
(continued)	Canadian Natural Resources, Ltd.	1,230,250	29,587
	TC Energy Corp.	600,000	24,432
	Schlumberger Ltd.	1,045,400	22,821
			866,464

Consumer staples	Philip Morris International Inc.	3,090,600	255,871
8.16%	Altria Group, Inc.	2,448,000	100,368
	British American Tobacco PLC (ADR)	2,630,706	98,625
	Constellation Brands, Inc., Class A	408,300	89,438
	Coca-Cola Company	1,250,000	68,550
	PepsiCo, Inc.	400,000	59,320
	Keurig Dr Pepper Inc.	1,746,500	55,888
	Lamb Weston Holdings, Inc.	400,000	31,496
	Mondelez International, Inc.	384,000	22,452
			782,008

Consumer	General Motors Company	4,485,500	186,776
discretionary	Royal Caribbean Cruises Ltd.	1,525,200	113,917
7.63%	McDonald’s Corp.	500,000	107,290
	Starbucks Corp.	608,000	65,044
	Lowe’s Companies, Inc.	392,000	62,920
	Sony Corp. (ADR)	561,000	56,717
	Home Depot, Inc.	150,000	39,843
	NIKE, Inc., Class B	225,000	31,831
	Hasbro, Inc.	315,000	29,465
	Williams-Sonoma, Inc.	273,700	27,874
	Darden Restaurants, Inc.	76,000	9,053
			730,730

Financials	Citigroup Inc.	2,947,300	181,730
6.98%	JPMorgan Chase & Co.	1,349,300	171,456
	American International Group, Inc.	3,230,000	122,288
	Discover Financial Services	920,000	83,288
	Franklin Resources, Inc.	1,550,000	38,734
	Nasdaq, Inc.	260,000	34,512
	PNC Financial Services Group, Inc.	125,300	18,670
	CME Group Inc., Class A	96,500	17,568
			668,246

Utilities	Public Service Enterprise Group Inc.	1,520,000	88,616
3.42%	Entergy Corp.	812,300	81,100
	DTE Energy Company	421,000	51,114
	Sempra Energy	331,000	42,173
	American Electric Power Company, Inc.	450,000	37,471
	NextEra Energy, Inc.	200,000	15,430
	E.ON SE (ADR)	1,090,000	12,055
			327,959

Materials	Linde PLC	782,200	206,118
2.58%	Freeport-McMoRan Inc.	1,565,000	40,721
			246,839

American Funds Insurance Series     81

Blue Chip Income and Growth Fund (continued)

Common stocks (continued)		Shares	Value (000)
Real estate	Crown Castle International Corp. REIT	525,000	$83,575
1.75%	Americold Realty Trust REIT	690,000	25,758
	Digital Realty Trust, Inc. REIT	177,500	24,763
	Alexandria Real Estate Equities, Inc. REIT	98,500	17,555
	Equinix, Inc. REIT	22,400	15,997
			167,648
	Total common stocks (cost: $6,473,788,000)		9,295,575

Rights & warrants 0.00%
Financials	American International Group, Inc., warrants, expire 2021[1]	1,151,554	138
0.00%	Total rights & warrants (cost: $17,794,000)		138

Convertible stocks 0.90%
Consumer	Aptiv PLC, Series A, convertible preferred shares, 5.50% 2023	431,213	66,536
discretionary
0.70%

Health care 0.20%	Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023[2]	8,921	11,607
	Danaher Corp., Series A, cumulative convertible preferred shares, 4.75% 2022	4,900	7,437
			19,044
	Total convertible stocks (cost: $57,918,000)		85,580

Convertible bonds & notes 0.14%		Principal amount (000)
Consumer	Royal Caribbean Cruises Ltd., convertible notes, 2.875% 2023[3]	$11,376	13,651
discretionary	Total convertible bonds & notes (cost: $11,376,000)		13,651
0.14%

Short-term securities 1.90%		Shares
Money market investments 1.90%
	Capital Group Central Cash Fund 0.12%[4,5]	1,785,145	178,532
	Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[4,6]	3,229,762	3,230
	Total short-term securities (cost: $181,729,000)		181,762

	Total investment securities 99.98% (cost: $6,742,605,000)		9,576,706
	Other assets less liabilities 0.02%		2,360
	Net assets 100.00%		$9,579,066

Investments in affiliates5

	Value of affiliate at 1/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliate at 12/31/2020 (000)	Dividend income (000)
Short-term securities 1.86%
Money market investments 1.86%
Capital Group Central Cash Fund 0.12%[4]	$312,462	$1,545,068	$1,679,415	$414	$3	$178,532	$2,015

82     American Funds Insurance Series

Blue Chip Income and Growth Fund (continued)

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $3,447,000, which represented .04% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $13,651,000, which represented .14% of the net assets of the fund.
[4]	Rate represents the seven-day yield at 12/31/2020.
[5]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[6]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements.

American Funds Insurance Series     83

Global Growth and Income Fund

Investment portfolio December 31, 2020

Common stocks 94.88%		Shares	Value (000)
Information	Taiwan Semiconductor Manufacturing Company, Ltd.[1]	4,709,800	$88,457
technology	Broadcom Inc.	155,700	68,173
18.51%	Apple Inc.	423,960	56,255
	Microsoft Corp.	213,200	47,420
	ASML Holding NV1	70,000	33,828
	Tokyo Electron Ltd.[1]	49,000	18,276
	Afterpay Ltd.[1,2]	184,495	16,914
	GoDaddy Inc., Class A2	142,000	11,779
	Fiserv, Inc.[2]	88,000	10,020
	Advanced Micro Devices, Inc.[2]	98,400	9,024
	NetEase, Inc.[1]	420,800	8,052
	PagSeguro Digital Ltd., Class A2	130,000	7,395
	Texas Instruments Inc.	40,000	6,565
	Murata Manufacturing Co., Ltd.[1]	67,000	6,034
	MediaTek Inc.[1]	194,000	5,181
	SAP SE1	34,500	4,534
	Atlassian Corp. PLC, Class A2	19,200	4,490
			402,397

Financials	Société Générale[1,2]	2,306,018	48,040
15.82%	Fannie Mae[2]	16,006,000	38,254
	Sberbank of Russia PJSC (ADR)[1]	2,177,000	31,383
	HDFC Bank Ltd.[1,2]	1,166,577	22,979
	Discover Financial Services	249,000	22,542
	AIA Group Ltd.[1]	1,590,000	19,585
	Toronto-Dominion Bank (CAD denominated)	320,492	18,108
	B3 SA - Brasil, Bolsa, Balcao	1,500,000	17,899
	UniCredit SpA[1,2]	1,686,696	15,608
	DBS Group Holdings Ltd.[1]	805,000	15,226
	Macquarie Group Ltd.[1]	142,118	15,186
	Ping An Insurance (Group) Company of China, Ltd., Class H1	1,195,000	14,678
	CME Group Inc., Class A	70,000	12,744
	JPMorgan Chase & Co.	92,000	11,690
	The Blackstone Group Inc., Class A	136,700	8,860
	HDFC Life Insurance Company Ltd.[1,2]	773,990	7,180
	Barclays PLC[1,2]	3,365,000	6,754
	Zurich Insurance Group AG1	14,000	5,934
	BB Seguridade Participações SA	997,600	5,691
	Truist Financial Corp.	116,550	5,586
			343,927

Industrials	Airbus SE, non-registered shares[1,2]	607,200	66,700
11.32%	CCR SA, ordinary nominative	18,355,800	47,602
	Lockheed Martin Corp.	66,000	23,429
	Safran SA1,2	123,500	17,515
	Honeywell International Inc.	71,700	15,251
	Illinois Tool Works Inc.	54,000	11,009
	Rheinmetall AG1	98,800	10,441
	VAT Group AG1	35,200	8,773
	Boeing Company	35,500	7,599
	CSX Corp.	73,000	6,625
	Experian PLC[1]	171,000	6,516
	Watsco, Inc.	23,500	5,324
	Union Pacific Corp.	24,400	5,081
	PACCAR Inc.	58,600	5,056
	Aeroflot - Russian Airlines PJSC[1,2]	3,920,000	3,773
	Seven Group Holdings Ltd.[1]	180,000	3,244
	International Consolidated Airlines Group SA (CDI)[1,2]	1,035,000	2,265
			246,203

84     American Funds Insurance Series

Global Growth and Income Fund (continued)

Common stocks (continued)		Shares	Value (000)
Health care	Novartis AG1	337,000	$31,830
9.11%	UnitedHealth Group Inc.	86,300	30,264
	Sarepta Therapeutics, Inc.[2]	94,500	16,111
	Abbott Laboratories	125,000	13,686
	Hikma Pharmaceuticals PLC[1]	340,000	11,712
	Allogene Therapeutics, Inc.[2]	461,000	11,636
	Centene Corp.[2]	186,000	11,166
	HOYA Corp.[1]	76,700	10,602
	DexCom, Inc.[2]	23,700	8,762
	AstraZeneca PLC[1]	83,000	8,292
	CSL Ltd.[1]	35,200	7,691
	Eli Lilly and Company	45,000	7,598
	Gilead Sciences, Inc.	130,000	7,574
	Insulet Corp.[2]	28,300	7,234
	CVS Health Corp.	95,000	6,489
	Pfizer Inc.	104,000	3,828
	Regeneron Pharmaceuticals, Inc.[2]	7,650	3,696
			198,171

Consumer	LVMH Moët Hennessy-Louis Vuitton SE1	74,096	46,298
discretionary	Flutter Entertainment PLC (EUR denominated)[1]	126,077	25,825
9.09%	Home Depot, Inc.	81,000	21,515
	General Motors Company	400,000	16,656
	Alibaba Group Holding Ltd.[1,2]	522,600	15,269
	Li Ning Co. Ltd.[1]	1,685,000	11,608
	Amazon.com, Inc.[2]	3,005	9,787
	Aston Martin Lagonda Global Holdings PLC[1,2]	267,252	7,360
	NIKE, Inc., Class B	51,800	7,328
	Tesla, Inc.[2]	9,000	6,351
	Restaurant Brands International Inc. (CAD denominated)	103,600	6,335
	Gentex Corp.	166,000	5,632
	Naspers Ltd., Class N1	27,000	5,526
	Melco Resorts & Entertainment Ltd. (ADR)	297,000	5,509
	lululemon athletica inc.[2]	9,800	3,411
	Strategic Education, Inc.	34,000	3,241
			197,651

Communication	Alphabet Inc., Class A2	21,800	38,208
services	Alphabet Inc., Class C2	7,000	12,263
7.63%	Comcast Corp., Class A	546,000	28,610
	Facebook, Inc., Class A2	65,000	17,755
	Warner Music Group Corp., Class A	419,376	15,932
	Walt Disney Company[2]	67,000	12,139
	Activision Blizzard, Inc.	101,000	9,378
	SoftBank Corp.[1]	663,800	8,322
	New York Times Co., Class A	160,000	8,283
	Tencent Holdings Ltd.[1]	100,000	7,307
	Koninklijke KPN NV1	1,528,000	4,633
	Netflix, Inc.[2]	5,500	2,974
			165,804

Utilities	Ørsted AS1	189,456	38,748
6.03%	Enel SpA[1]	3,539,000	35,738
	Dominion Energy, Inc.	150,000	11,280
	E.ON SE1	1,015,000	11,241
	China Resources Gas Group Ltd.[1]	1,778,000	9,457
	National Grid PLC[1]	750,000	8,933

American Funds Insurance Series     85

Global Growth and Income Fund (continued)

Common stocks (continued)		Shares	Value (000)
Utilities	Brookfield Infrastructure Partners LP	170,000	$8,411
(continued)	American Electric Power Company, Inc.	72,700	6,054
	Brookfield Infrastructure Corp., Class A, subordinate voting shares	18,888	1,368
			131,230

Materials	Vale SA, ordinary nominative	1,409,600	23,732
5.75%	Vale SA, ordinary nominative (ADR)	385,600	6,463
	BHP Group PLC[1]	870,000	22,928
	Koninklijke DSM NV1	96,800	16,675
	Fortescue Metals Group Ltd.[1]	915,000	16,544
	Evonik Industries AG1	375,000	12,217
	Shin-Etsu Chemical Co., Ltd.[1]	63,000	11,029
	Eastman Chemical Company	68,000	6,819
	Air Products and Chemicals, Inc.	18,700	5,109
	Lynas Rare Earths Ltd.[1,2]	1,180,000	3,624
			125,140

Energy	Reliance Industries Ltd.[1]	1,606,099	43,752
4.63%	Reliance Industries Ltd., interim shares[1]	107,073	1,642
	Canadian Natural Resources, Ltd. (CAD denominated)	904,000	21,725
	EOG Resources, Inc.	350,000	17,454
	Gazprom PJSC (ADR)[1]	2,141,000	11,902
	Total SE1,3	95,600	4,124
			100,599

Consumer staples	Nestlé SA1	298,275	35,116
4.47%	Keurig Dr Pepper Inc.	405,000	12,960
	ITC Ltd.[1]	3,410,972	9,769
	British American Tobacco PLC[1]	252,000	9,373
	Pernod Ricard SA1	35,000	6,709
	Philip Morris International Inc.	80,000	6,623
	Altria Group, Inc.	145,000	5,945
	Mondelez International, Inc.	72,000	4,210
	Reckitt Benckiser Group PLC[1]	42,000	3,756
	Beyond Meat, Inc.[2,3]	21,500	2,688
			97,149

Real estate	Mindspace Business Parks REIT[1,2]	2,124,800	9,308
2.52%	Mindspace Business Parks REIT[1,2,4]	1,309,000	5,619
	Alexandria Real Estate Equities, Inc. REIT	75,000	13,367
	Prologis, Inc. REIT	90,000	8,969
	Iron Mountain Inc. REIT	219,200	6,462
	Longfor Group Holdings Ltd.[1]	1,025,000	6,020
	CIFI Holdings (Group) Co. Ltd.[1]	5,910,000	5,011
			54,756
	Total common stocks (cost: $1,313,317,000)		2,063,027

Bonds, notes & other debt instruments 1.58%		Principal amount (000)
Corporate bonds, notes & loans 1.58%
Communication	Sprint Corp. 7.25% 2021	$33,000	34,378
services	Total bonds, notes & other debt instruments (cost: $32,569,000)		34,378
1.58%

86     American Funds Insurance Series

Global Growth and Income Fund (continued)

Short-term securities 3.35%	Shares	Value (000)
Money market investments 3.35%
Capital Group Central Cash Fund 0.12%[5,6]	664,822	$66,489
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[5,7]	6,440,115	6,440
Total short-term securities (cost: $72,921,000)		72,929

Total investment securities 99.81% (cost: $1,418,807,000)		2,170,334
Other assets less liabilities 0.19%		4,116
Net assets 100.00%		$2,174,450

Investments in affiliates6

	Value of affiliate at 1/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 12/31/2020 (000)	Dividend income (000)
Short-term securities 3.06%
Money market investments 3.06%
Capital Group Central Cash Fund 0.12%[5]	$28,561	$583,471	$545,530	$51	$(64)	$66,489	$578

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,044,566,000, which represented 48.04% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	All or a portion of this security was on loan. The total value of all such securities was $6,890,000, which represented .32% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,619,000, which represented .26% of the net assets of the fund.
[5]	Rate represents the seven-day yield at 12/31/2020.
[6]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[7]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

EUR = Euros

See notes to financial statements.

American Funds Insurance Series     87

Growth-Income Fund

Investment portfolio December 31, 2020

Common stocks 96.33%		Shares	Value (000)
Information	Microsoft Corp.	10,689,658	$2,377,594
technology	Broadcom Inc.	2,735,734	1,197,841
19.97%	Mastercard Inc., Class A	1,692,300	604,049
	Accenture PLC, Class A	991,200	258,911
	Intel Corp.	4,856,300	241,941
	Visa Inc., Class A	1,093,800	239,247
	Taiwan Semiconductor Manufacturing Company, Ltd.[1]	10,147,000	190,576
	Adobe Inc.[2]	360,100	180,093
	Apple Inc.	1,220,400	161,935
	Autodesk, Inc.[2]	530,000	161,830
	ServiceNow, Inc.[2]	280,100	154,175
	QUALCOMM Inc.	1,007,952	153,551
	Automatic Data Processing, Inc.	845,000	148,889
	ASML Holding NV (New York registered) (ADR)	147,800	72,085
	ASML Holding NV1	140,000	67,657
	Ceridian HCM Holding Inc.[2]	1,240,574	132,196
	StoneCo Ltd., Class A2	1,285,500	107,879
	Global Payments Inc.	498,100	107,301
	CDK Global, Inc.	2,042,800	105,878
	Cognizant Technology Solutions Corp., Class A	1,219,000	99,897
	Samsung Electronics Co., Ltd.[1]	1,110,000	82,958
	MKS Instruments, Inc.	481,000	72,366
	Fidelity National Information Services, Inc.	504,200	71,324
	Euronet Worldwide, Inc.[2]	491,600	71,243
	PayPal Holdings, Inc.[2]	298,500	69,909
	Concentrix Corp.[2]	641,935	63,359
	Fiserv, Inc.[2]	536,700	61,109
	Atlassian Corp. PLC, Class A2	247,800	57,953
	NetApp, Inc.	873,100	57,834
	Micron Technology, Inc.[2]	760,600	57,182
	Amphenol Corp., Class A	386,000	50,477
	FleetCor Technologies, Inc.[2]	167,000	45,563
	SAP SE1	239,500	31,472
	Applied Materials, Inc.	337,400	29,118
	Trimble Inc.[2]	413,300	27,596
	Teradata Corp.[2]	1,056,057	23,730
	Vontier Corp.[2]	434,000	14,496
	VeriSign, Inc.[2]	61,000	13,200
	GoDaddy Inc., Class A2	143,400	11,895
	Analog Devices, Inc.	75,000	11,080
			7,687,389

Communication	Facebook, Inc., Class A2	7,410,800	2,024,334
services	Alphabet Inc., Class C2	336,784	590,005
15.48%	Alphabet Inc., Class A2	308,780	541,180
	Netflix, Inc.[2]	1,952,025	1,055,518
	Comcast Corp., Class A	15,095,800	791,020
	Charter Communications, Inc., Class A2	443,970	293,708
	Electronic Arts Inc.	1,168,000	167,725
	Verizon Communications Inc.	2,665,513	156,599
	ViacomCBS Inc., Class B	2,666,983	99,372
	Tencent Holdings Ltd.[1]	1,295,500	94,659
	Cable One, Inc.	33,300	74,183
	Vodafone Group PLC[1]	20,000,000	32,913
	Activision Blizzard, Inc.	262,939	24,414
	Fox Corp., Class A	473,666	13,793
			5,959,423

88     American Funds Insurance Series

Growth-Income Fund (continued)

Common stocks (continued)		Shares	Value (000)
Health care	UnitedHealth Group Inc.	2,609,900	$915,240
14.22%	Abbott Laboratories	6,645,169	727,580
	Gilead Sciences, Inc.	9,502,600	553,621
	Amgen Inc.	1,909,500	439,032
	Merck & Co., Inc.	3,038,880	248,580
	Thermo Fisher Scientific Inc.	392,000	182,586
	AstraZeneca PLC[1]	1,451,800	145,048
	AstraZeneca PLC (ADR)	721,200	36,053
	Seagen Inc.[2]	871,319	152,603
	Daiichi Sankyo Company, Ltd.[1]	4,176,000	143,155
	AbbVie Inc.	1,296,036	138,870
	PRA Health Sciences, Inc.[2]	1,023,500	128,388
	Royalty Pharma PLC, Class A	2,557,706	128,013
	Novo Nordisk A/S, Class B1	1,611,056	112,686
	Chugai Pharmaceutical Co., Ltd.[1]	2,105,700	112,421
	Anthem, Inc.	342,000	109,813
	GlaxoSmithKline PLC[1]	5,827,300	106,774
	Eli Lilly and Company	625,800	105,660
	Medtronic PLC	860,000	100,740
	Novartis AG1	1,066,059	100,690
	PerkinElmer, Inc.	596,500	85,598
	Baxter International Inc.	995,800	79,903
	Allakos Inc.[2]	511,000	71,540
	Ultragenyx Pharmaceutical Inc.[2]	508,100	70,336
	Galapagos NV1,2	268,105	26,381
	Galapagos NV (ADR)[2,3]	209,697	20,756
	Zimmer Biomet Holdings, Inc.	305,670	47,101
	Vertex Pharmaceuticals Inc.[2]	192,000	45,377
	Incyte Corp.[2]	473,200	41,159
	NovoCure Ltd.[2]	193,600	33,501
	Roche Holding AG, nonvoting, non-registered shares[1]	93,081	32,477
	Allogene Therapeutics, Inc.[2]	1,258,500	31,764
	Edwards Lifesciences Corp.[2]	330,750	30,174
	AmerisourceBergen Corp.	283,400	27,705
	Humana Inc.	65,300	26,791
	Stryker Corp.	106,535	26,105
	Biohaven Pharmaceutical Holding Co. Ltd.[2]	259,600	22,250
	Karuna Therapeutics, Inc.[2]	215,600	21,903
	Cigna Corp.	59,413	12,369
	GoodRx Holdings, Inc., Class A2	243,100	9,807
	Cortexyme, Inc.[2]	258,690	7,186
	Vir Biotechnology, Inc.[2,3]	258,400	6,920
	Bluebird Bio, Inc.[2]	109,400	4,734
	Agios Pharmaceuticals, Inc.[2]	89,350	3,871
			5,473,261

Financials	JPMorgan Chase & Co.	4,105,630	521,702
10.23%	Intercontinental Exchange, Inc.	3,183,555	367,032
	CME Group Inc., Class A	1,779,800	324,013
	Aon PLC, Class A	1,214,800	256,651
	Marsh & McLennan Companies, Inc.	2,162,201	252,978
	PNC Financial Services Group, Inc.	1,587,422	236,526
	State Street Corp.	3,126,915	227,577
	Nasdaq, Inc.	1,609,900	213,698
	Chubb Ltd.	1,239,153	190,730
	Moody’s Corp.	640,058	185,770
	BlackRock, Inc.	180,700	130,382
	Travelers Companies, Inc.	906,955	127,309
	S&P Global Inc.	342,408	112,560
	Bank of New York Mellon Corp.	2,299,000	97,570
	American International Group, Inc.	2,572,000	97,376

American Funds Insurance Series     89

Growth-Income Fund (continued)

Common stocks (continued)		Shares	Value (000)
Financials	KeyCorp	4,886,953	$80,195
(continued)	Arthur J. Gallagher & Co.	617,000	76,329
	Power Corp. of Canada, subordinate voting shares[3]	2,625,000	60,279
	B3 SA - Brasil, Bolsa, Balcao	5,032,000	60,045
	London Stock Exchange Group PLC[1]	424,000	52,264
	Citizens Financial Group, Inc.	1,457,453	52,119
	Charles Schwab Corp.	879,000	46,622
	Discover Financial Services	478,900	43,355
	Truist Financial Corp.	870,732	41,734
	Wells Fargo & Company	1,222,300	36,889
	Bank of America Corp.	914,300	27,712
	UBS Group AG1	1,343,666	18,793
			3,938,210

Industrials	CSX Corp.	3,114,900	282,677
9.50%	Woodward, Inc.	2,204,500	267,913
	Carrier Global Corp.	6,668,375	251,531
	Norfolk Southern Corp.	946,977	225,011
	Northrop Grumman Corp.	733,200	223,421
	BWX Technologies, Inc.	3,080,911	185,717
	TransDigm Group Inc.[2]	295,700	182,994
	Airbus SE, non-registered shares[1,2]	1,617,590	177,691
	Raytheon Technologies Corp.	2,349,100	167,984
	Union Pacific Corp.	746,200	155,374
	Meggitt PLC[1,2]	24,131,952	154,177
	Equifax Inc.	777,300	149,895
	Waste Connections, Inc.	1,042,100	106,888
	Lockheed Martin Corp.	294,900	104,684
	Westinghouse Air Brake Technologies Corp.	1,422,942	104,159
	Air Lease Corp., Class A	2,097,300	93,162
	Waste Management, Inc.	767,700	90,535
	L3Harris Technologies, Inc.	443,000	83,736
	Old Dominion Freight Line, Inc.	405,000	79,048
	Fortive Corp.	1,085,000	76,840
	Safran SA1,2	539,713	76,542
	General Electric Co.	7,022,250	75,840
	General Dynamics Corp.	482,600	71,821
	Ryanair Holdings PLC (ADR)[2]	445,550	49,002
	Ryanair Holdings PLC[1,2]	611,907	12,189
	Middleby Corp.[2]	441,000	56,854
	Otis Worldwide Corp.	555,100	37,497
	Fastenal Co.	635,000	31,007
	ManpowerGroup Inc.	252,000	22,725
	Cummins Inc.	100,000	22,710
	Caterpillar Inc.	101,600	18,493
	Nielsen Holdings PLC	856,400	17,873
			3,655,990

Consumer	Amazon.com, Inc.[2]	346,130	1,127,321
discretionary	General Motors Company	7,736,000	322,127
8.11%	Wyndham Hotels & Resorts, Inc.	3,198,334	190,109
	Home Depot, Inc.	623,900	165,720
	Royal Caribbean Cruises Ltd.	2,084,381	155,683
	Burlington Stores, Inc.[2]	555,458	145,280
	Thor Industries, Inc.	1,289,600	119,920
	MercadoLibre, Inc.[2]	70,000	117,265
	Lowe’s Companies, Inc.	666,000	106,900
	Booking Holdings Inc.[2]	47,600	106,018
	Flutter Entertainment PLC (GBP denominated)[1]	387,005	80,125
	Chipotle Mexican Grill, Inc.[2]	53,110	73,648

90     American Funds Insurance Series

Growth-Income Fund (continued)

Common stocks (continued)		Shares	Value (000)
Consumer	Darden Restaurants, Inc.	600,000	$71,472
discretionary	D.R. Horton, Inc.	913,000	62,924
(continued)	Hasbro, Inc.	600,000	56,124
	Wynn Resorts, Ltd.	490,966	55,396
	Kering SA1	62,207	45,224
	Marriott International, Inc., Class A	250,500	33,046
	Aptiv PLC	233,000	30,358
	Hilton Worldwide Holdings Inc.	197,720	21,998
	YUM! Brands, Inc.	196,630	21,346
	Airbnb, Inc., Class A2	99,500	14,607
			3,122,611

Consumer staples	Keurig Dr Pepper Inc.	10,220,935	327,070
5.06%	British American Tobacco PLC[1]	8,704,673	323,770
	Philip Morris International Inc.	3,549,640	293,875
	Costco Wholesale Corp.	459,800	173,243
	Nestlé SA1	1,227,796	144,547
	Lamb Weston Holdings, Inc.	1,506,566	118,627
	Carlsberg A/S, Class B1	720,474	115,505
	Reckitt Benckiser Group PLC[1]	1,275,000	114,030
	Mondelez International, Inc.	1,676,300	98,013
	Clorox Co.	255,000	51,490
	Herbalife Nutrition Ltd.[2]	849,000	40,795
	Church & Dwight Co., Inc.	424,500	37,029
	General Mills, Inc.	428,800	25,213
	Pernod Ricard SA1	117,200	22,466
	Constellation Brands, Inc., Class A	100,700	22,058
	Anheuser-Busch InBev SA/NV1	281,571	19,677
	Kraft Heinz Company	567,200	19,659
			1,947,067

Materials	Celanese Corp.	2,593,233	336,965
4.89%	LyondellBasell Industries NV	2,453,100	224,851
	Vale SA, ordinary nominative (ADR)	9,206,039	154,293
	Vale SA, ordinary nominative	3,404,848	57,325
	Linde PLC	774,300	204,036
	Dow Inc.	2,859,700	158,713
	Sherwin-Williams Company	162,500	119,423
	International Flavors & Fragrances Inc.[3]	1,075,000	117,003
	Freeport-McMoRan Inc.	4,073,000	105,980
	Air Products and Chemicals, Inc.	312,100	85,272
	Rio Tinto PLC[1]	1,020,655	76,369
	Barrick Gold Corp.	2,373,000	54,057
	Mosaic Co.	2,333,266	53,688
	PPG Industries, Inc.	295,550	42,624
	Centerra Gold Inc.	2,917,909	33,789
	DuPont de Nemours Inc.	459,700	32,689
	Asahi Kasei Corp.[1]	2,392,300	24,606
			1,881,683

Energy	Canadian Natural Resources, Ltd. (CAD denominated)	10,768,800	258,793
3.42%	Chevron Corp.	2,670,200	225,498
	Enbridge Inc. (CAD denominated)	5,382,362	172,139
	EOG Resources, Inc.	3,255,400	162,347
	Baker Hughes Co., Class A	5,510,024	114,884
	ConocoPhillips	2,307,010	92,257
	Equitrans Midstream Corp.	8,547,400	68,721
	Schlumberger Ltd.	2,727,900	59,550
	Royal Dutch Shell PLC, Class B (ADR)	1,622,300	54,525

American Funds Insurance Series     91

Growth-Income Fund (continued)

Common stocks (continued)		Shares	Value (000)
Energy	Royal Dutch Shell PLC, Class A (ADR)	13,204	$464
(continued)	TC Energy Corp. (CAD denominated)[3]	1,168,019	47,486
	Concho Resources Inc.	653,000	38,103
	Exxon Mobil Corp.	500,000	20,610
	Tullow Oil PLC[1,2]	3,674,051	1,473
	Weatherford International[2]	128,424	771
			1,317,621

Utilities	Edison International	2,916,721	183,228
2.89%	CenterPoint Energy, Inc.	6,548,899	141,718
	Enel SpA[1]	13,587,341	137,210
	AES Corp.	5,203,200	122,275
	Sempra Energy	750,000	95,557
	American Electric Power Company, Inc.	1,036,600	86,318
	Exelon Corp.	1,576,100	66,543
	Endesa, SA1	2,286,838	62,703
	PG&E Corp.[2]	4,171,900	51,982
	CMS Energy Corp.	692,700	42,262
	Public Service Enterprise Group Inc.	686,500	40,023
	Xcel Energy Inc.	423,300	28,221
	Entergy Corp.	274,900	27,446
	DTE Energy Company	125,900	15,286
	E.ON SE1	937,841	10,387
			1,111,159

Real estate	Equinix, Inc. REIT	541,418	386,670
2.56%	Crown Castle International Corp. REIT	1,561,966	248,649
	MGM Growth Properties LLC REIT, Class A	3,346,000	104,730
	American Tower Corp. REIT	421,300	94,565
	Digital Realty Trust, Inc. REIT	645,000	89,984
	SBA Communications Corp. REIT	210,000	59,247
			983,845
	Total common stocks (cost: $22,668,560,000)		37,078,259

Convertible stocks 0.81%
Health care 0.47%	Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023[3]	80,972	105,353
	Danaher Corp., Series A, cumulative convertible preferred shares, 4.75% 2022	50,000	75,882
			181,235

Information	Broadcom Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	88,400	125,746
technology
0.33%

Industrials	Stanley Black & Decker, Inc., convertible preferred shares, 5.25% 2022	35,448	3,965
0.01%

Consumer	Aptiv PLC, Series A, convertible preferred shares, 5.50% 2023	675	104
discretionary	Total convertible stocks (cost: $234,248,000)		311,050
0.00%

92     American Funds Insurance Series

Growth-Income Fund (continued)

Bonds, notes & other debt instruments 0.12%		Principal amount (000)	Value (000)
Corporate bonds, notes & loans 0.12%
Consumer	Carnival Corp. 11.50% 2023[4]	$27,790	$32,174
discretionary	General Motors Financial Co. 4.30% 2025	160	180
0.09%	General Motors Financial Co. 5.25% 2026	827	976
			33,330

Energy	Weatherford International PLC 8.75% 2024[4]	1,983	1,990
0.02%	Weatherford International PLC 11.00% 2024[4]	5,280	4,132
			6,122

Industrials	Boeing Company 4.875% 2025	4,706	5,367
0.01%	Total corporate bonds, notes & loans		44,819
	Total bonds, notes & other debt instruments (cost: $40,235,000)		44,819

Short-term securities 3.06%		Shares
Money market investments 3.06%
	Capital Group Central Cash Fund 0.12%[5,6]	10,056,640	1,005,764
	Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[5,7]	174,462,623	174,463
			1,180,227
	Total short-term securities (cost: $1,180,023,000)		1,180,227

	Total investment securities 100.32% (cost: $24,123,066,000)		38,614,355
	Other assets less liabilities (0.32)%		(122,820)
	Net assets 100.00%		$38,491,535

Investments in affiliates[6]
	Value of affiliates at 1/1/2020 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized depreciation (000)	Value of affiliates at 12/31/2020 (000)	Dividend income (000)
Common stocks 0.00%
Industrials 0.00%
BWX Technologies, Inc.[8]	$336,143	$16,890	$138,597	$(18,623)	$(10,096)	$—	$3,020

Short-term securities 2.61%
Money market investments 2.61%
Capital Group Central Cash Fund 0.12%[5]	1,940,600	5,169,467	6,103,677	262	(888)	1,005,764	9,905
Total 2.61%				$(18,361)	$(10,984)	$1,005,764	$12,925

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,949,615,000, which represented 7.66% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	All or a portion of this security was on loan. The total value of all such securities was $188,806,000, which represented .49% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $38,296,000, which represented .10% of the net assets of the fund.
[5]	Rate represents the seven-day yield at 12/31/2020.
[6]	Affiliate of the fund or part of the same group of investment companies as the fund, in each case as defined under the Investment Company Act of 1940.
[7]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[8]	Unaffiliated issuer at 12/31/2020.

American Funds Insurance Series     93

Growth-Income Fund (continued)

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

GBP = British pounds

See notes to financial statements.

94     American Funds Insurance Series

International Growth and Income Fund

Investment portfolio December 31, 2020

Common stocks 94.17%		Shares	Value (000)
Financials	HDFC Bank Ltd.[1,2]	2,457,600	$48,410
17.86%	AIA Group Ltd.[1]	2,338,600	28,806
	ING Groep NV1,2	2,789,300	26,424
	Zurich Insurance Group AG1	54,100	22,930
	DNB ASA[1,2]	825,000	16,243
	B3 SA - Brasil, Bolsa, Balcao	1,302,000	15,536
	Sberbank of Russia PJSC (ADR)[1]	999,000	14,402
	IndusInd Bank Ltd.[1,2]	1,105,000	13,577
	Moscow Exchange MICEX-RTS PJSC[1]	5,665,000	12,224
	DBS Group Holdings Ltd.[1]	558,000	10,555
	Banco Santander, SA1,2	3,393,521	10,536
	Haci Ömer Sabanci Holding AS1	6,520,900	10,063
	Aegon NV1	2,483,308	9,917
	Ping An Insurance (Group) Company of China, Ltd., Class H1	690,500	8,481
	PICC Property and Casualty Co. Ltd., Class H1	7,905,000	5,989
	Great-West Lifeco Inc. (CAD denominated)	248,102	5,916
			260,009

Industrials	Shanghai International Airport Co., Ltd., Class A1	3,091,967	35,788
12.94%	Airbus SE, non-registered shares[1,2]	246,912	27,123
	Ryanair Holdings PLC (ADR)[2]	179,000	19,686
	Singapore Technologies Engineering Ltd[1]	5,270,000	15,216
	SAAB AB, Class B1,2	510,000	14,838
	Recruit Holdings Co., Ltd.[1]	319,900	13,418
	Komatsu Ltd.[1]	445,000	12,194
	Alliance Global Group, Inc.[1]	54,617,900	12,062
	Airports of Thailand PCL, foreign registered[1]	5,250,000	10,824
	GT Capital Holdings, Inc.[1]	797,142	9,715
	Aena SME, SA, non-registered shares[1,2]	52,450	9,159
	LIXIL Corp.[1]	385,000	8,362
			188,385

Communication	SoftBank Corp.[1]	4,691,700	58,818
services	SoftBank Group Corp.[1]	580,800	45,486
12.10%	Yandex NV, Class A2	470,000	32,702
	Tencent Holdings Ltd.[1]	297,700	21,752
	Rightmove PLC[1,2]	1,290,000	11,488
	Bilibili Inc., Class Z (ADR)[2,3]	69,200	5,932
			176,178

Consumer	LVMH Moët Hennessy-Louis Vuitton SE1	48,000	29,992
discretionary	Sony Corp.[1]	265,900	26,734
11.91%	Taylor Wimpey PLC[1,2]	10,317,400	23,457
	Kering SA1	29,000	21,083
	Naspers Ltd., Class N1	95,400	19,526
	Flutter Entertainment PLC (GBP denominated)[1]	73,000	15,114
	Alibaba Group Holding Ltd.[1,2]	442,500	12,929
	Galaxy Entertainment Group Ltd.[1]	1,345,000	10,461
	Entain PLC[1,2]	494,100	7,670
	Prosus NV1	59,100	6,357
			173,323

Health care	Daiichi Sankyo Company, Ltd.[1]	1,359,000	46,587
9.62%	Aier Eye Hospital Group Co., Ltd., Class A1	1,937,655	22,193
	Fresenius SE & Co. KGaA[1]	283,701	13,109
	Chugai Pharmaceutical Co., Ltd.[1]	228,900	12,221
	HOYA Corp.[1]	85,000	11,750
	Novartis AG1	113,564	10,726

American Funds Insurance Series     95

International Growth and Income Fund (continued)

Common stocks (continued)		Shares	Value (000)
Health care	GlaxoSmithKline PLC[1]	386,500	$7,082
(continued)	Richter Gedeon Nyrt.[1]	265,232	6,656
	Teva Pharmaceutical Industries Ltd. (ADR)[2]	662,000	6,388
	Alcon Inc.[1,2]	48,672	3,249
	NMC Health PLC[1,2,4]	304,610	4
			139,965

Materials	Vale SA, ordinary nominative	1,712,500	28,832
6.96%	Vale SA, ordinary nominative (ADR)	424,300	7,111
	Rio Tinto PLC[1]	379,300	28,381
	Linde PLC	53,000	13,966
	Air Liquide SA, non-registered shares[1]	79,200	12,999
	Akzo Nobel NV1	93,955	10,092
			101,381

Consumer staples	Imperial Brands PLC[1]	2,228,016	46,814
6.72%	Treasury Wine Estates Ltd.[1]	2,607,742	18,916
	Philip Morris International Inc.	140,000	11,591
	British American Tobacco PLC[1]	216,802	8,064
	Pernod Ricard SA1	39,400	7,553
	Kirin Holdings Company, Ltd.[1]	209,500	4,946
			97,884

Information	ASML Holding NV1	47,800	23,100
technology	Nice Ltd. (ADR)[2]	73,400	20,812
5.36%	Taiwan Semiconductor Manufacturing Company, Ltd.[1]	1,010,000	18,969
	SUMCO Corp.[1]	692,000	15,193
			78,074

Utilities	E.ON SE1	2,453,000	27,167
5.20%	ENN Energy Holdings Ltd.[1]	1,358,000	19,933
	Ørsted AS1	63,707	13,030
	Iberdrola, SA, non-registered shares[1]	623,669	8,919
	SSE PLC[1]	325,350	6,706
			75,755

Energy	Royal Dutch Shell PLC, Class A (GBP denominated)[1]	792,000	14,061
2.84%	Royal Dutch Shell PLC, Class B1	482,000	8,304
	Canadian Natural Resources, Ltd. (CAD denominated)	272,500	6,549
	Canadian Natural Resources, Ltd.	92,000	2,212
	Cenovus Energy Inc.	935,000	5,692
	Total SE1,3	104,750	4,519
			41,337

Real estate	CK Asset Holdings Ltd.[1]	2,626,000	13,507
2.66%	China Resources Mixc Lifestyle Services Ltd.[1,2]	2,193,461	10,171
	Sun Hung Kai Properties Ltd.[1]	747,000	9,644
	China Resources Land Ltd.[1]	1,308,000	5,420
			38,742
	Total common stocks (cost: $998,798,000)		1,371,033

96     American Funds Insurance Series

International Growth and Income Fund (continued)

Preferred securities 1.67%		Shares		Value (000)
Energy	Petróleo Brasileiro SA (Petrobras), preferred nominative (ADR)		1,182,200	$13,075
1.67%	Petróleo Brasileiro SA (Petrobras), preferred nominative		2,062,500	11,253
				24,328
	Total preferred securities (cost: $16,583,000)			24,328

Rights & warrants 1.05%
Health care	Aier Eye Hospital Group Co., Ltd., Class A, warrants, expire 2021[1,5]		958,500	10,978
1.05%	Aier Eye Hospital Group Co., Ltd., Class A, warrants, expire 2021[1,2,5]		382,799	4,319
	Total rights & warrants (cost: $8,134,000)			15,297

Bonds, notes & other debt instruments 0.61%			Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 0.34%
	Brazil (Federative Republic of) 10.00% 2025	BRL	22,000	4,900
Corporate bonds, notes & loans 0.27%
Health care	Teva Pharmaceutical Finance Co. BV 3.15% 2026		$1,060	1,021
0.27%	Teva Pharmaceutical Finance Co. BV 4.10% 2046		1,160	1,035
	Valeant Pharmaceuticals International, Inc. 6.125% 2025[5]		1,865	1,924
				3,980
	Total bonds, notes & other debt instruments (cost: $9,565,000)			8,880

Short-term securities 2.62%			Shares
Money market investments 2.62%
	Capital Group Central Cash Fund 0.12%[6,7]		317,516	31,755
	Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[6,8]		6,385,194	6,385
	Total short-term securities (cost: $38,133,000)			38,140
	Total investment securities 100.12% (cost: $1,071,213,000)			1,457,678
	Other assets less liabilities (0.12)%			(1,795)
	Net assets 100.00%			$1,455,883

Investments in affiliates[7]
	Value of affiliate at 1/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 12/31/2020 (000)	Dividend income (000)
Short-term securities 2.18%
Money market investments 2.18%
Capital Group Central Cash Fund 0.12%[6]	$128,026	$424,730	$520,991	$29	$(39)	$31,755	$543

American Funds Insurance Series     97

International Growth and Income Fund (continued)

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,203,405,000, which represented 82.66% of the net assets of the fund. This amount includes $1,203,401,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	All or a portion of this security was on loan. The total value of all such securities was $6,820,000, which represented .47% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[4]	Value determined using significant unobservable inputs.
[5]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $17,221,000, which represented 1.18% of the net assets of the fund.
[6]	Rate represents the seven-day yield at 12/31/2020.
[7]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[8]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviations

ADR = American Depositary Receipts

BRL = Brazilian reais

CAD = Canadian dollars

GBP = British pounds

See notes to financial statements.

98     American Funds Insurance Series

Capital Income Builder

Investment portfolio December 31, 2020

Common stocks 73.08%		Shares	Value (000)
Financials	Zurich Insurance Group AG1	31,951	$13,542
13.08%	JPMorgan Chase & Co.	93,281	11,853
	Toronto-Dominion Bank (CAD denominated)	177,227	10,014
	Münchener Rückversicherungs-Gesellschaft AG1	32,434	9,606
	Ping An Insurance (Group) Company of China, Ltd., Class H1	519,000	6,375
	Ping An Insurance (Group) Company of China, Ltd., Class A1	67,300	895
	Truist Financial Corp.	146,476	7,021
	CME Group Inc., Class A	37,418	6,812
	Hong Kong Exchanges and Clearing Ltd.[1]	107,600	5,918
	PNC Financial Services Group, Inc.	38,822	5,784
	DBS Group Holdings Ltd.[1]	258,926	4,898
	Power Corp. of Canada, subordinate voting shares	200,855	4,612
	Principal Financial Group, Inc.	89,574	4,444
	Great-West Lifeco Inc. (CAD denominated)	179,325	4,276
	State Street Corp.	56,582	4,118
	Citizens Financial Group, Inc.	99,875	3,572
	American International Group, Inc.	78,458	2,970
	Kaspi.kz JSC[1,2,3]	42,503	2,855
	Kaspi.kz JSC (GDR)[1,2]	528	35
	Royal Bank of Canada	34,719	2,853
	China Pacific Insurance (Group) Co., Ltd., Class H1	672,000	2,639
	KeyCorp	159,523	2,618
	Citigroup Inc.	34,320	2,116
	East West Bancorp, Inc.	41,043	2,081
	Moscow Exchange MICEX-RTS PJSC[1]	879,942	1,899
	Travelers Companies, Inc.	13,301	1,867
	Sberbank of Russia PJSC (ADR)[1]	124,715	1,798
	DNB ASA[1,2]	89,834	1,769
	AIA Group Ltd.[1]	109,200	1,345
	U.S. Bancorp	27,892	1,300
	National Bank of Canada (Canada)	21,800	1,227
	BOC Hong Kong (Holdings) Ltd.[1]	401,500	1,220
	BNP Paribas SA1,2	21,885	1,154
	Tryg A/S1	32,699	1,031
	Franklin Resources, Inc.	36,936	923
	PICC Property and Casualty Co. Ltd., Class H1	1,170,000	887
	Everest Re Group, Ltd.	3,444	806
	Banco Santander, SA1,2	256,104	795
	Banca Mediolanum SpA[1,2]	79,459	688
	B3 SA - Brasil, Bolsa, Balcao	51,891	619
	Marsh & McLennan Companies, Inc.	5,080	594
	China Merchants Bank Co., Ltd., Class H1	92,000	584
	Euronext NV1	3,260	359
	Wells Fargo & Company	9,632	291
	The Blackstone Group Inc., Class A	2,897	188
	UBS Group AG1	12,103	169
	TISCO Financial Group PCL, foreign registered[1]	31,200	93
			143,513

Information	Broadcom Inc.	85,538	37,453
technology	Microsoft Corp.	80,505	17,906
9.11%	Taiwan Semiconductor Manufacturing Company, Ltd.[1]	710,800	13,350
	Vanguard International Semiconductor Corp.[1]	1,036,700	4,296
	International Business Machines Corp.	29,876	3,761
	Intel Corp.	70,500	3,512
	NetApp, Inc.	51,604	3,418
	Globalwafers Co., Ltd.[1]	111,000	2,809
	Paychex, Inc.	30,081	2,803
	Western Union Company	127,630	2,800
	QUALCOMM Inc.	14,936	2,275
	KLA Corp.	8,387	2,172

American Funds Insurance Series     99

Capital Income Builder (continued)

Common stocks (continued)		Shares	Value (000)
Information	Apple Inc.	11,238	$1,491
technology	Texas Instruments Inc.	6,003	985
(continued)	Tokyo Electron Ltd.[1]	2,300	858
			99,889

Consumer staples	Philip Morris International Inc.	310,514	25,706
9.03%	British American Tobacco PLC[1]	439,883	16,361
	Coca-Cola Company	141,409	7,755
	Altria Group, Inc.	157,834	6,471
	General Mills, Inc.	103,684	6,097
	Nestlé SA1	49,230	5,796
	Unilever PLC[1]	77,436	4,661
	Imperial Brands PLC[1]	204,285	4,292
	Carlsberg A/S, Class B1	25,128	4,029
	Danone SA1	48,065	3,159
	Kraft Heinz Company	54,961	1,905
	Anheuser-Busch InBev SA/NV1	25,927	1,812
	ITC Ltd.[1]	581,859	1,667
	Kirin Holdings Company, Ltd.[1]	63,700	1,504
	Kimberly-Clark Corp.	10,979	1,480
	Keurig Dr Pepper Inc.	43,352	1,387
	Japan Tobacco Inc.[1,4]	62,300	1,270
	Reckitt Benckiser Group PLC[1]	14,019	1,254
	Vector Group Ltd.	102,492	1,194
	Procter & Gamble Company	4,639	645
	PepsiCo, Inc.	3,593	533
	Treasury Wine Estates Ltd.[1]	13,106	95
	Convenience Retail Asia Ltd.[1]	510,000	39
			99,112

Health care	AbbVie Inc.	195,093	20,904
8.92%	Amgen Inc.	79,926	18,377
	GlaxoSmithKline PLC[1]	894,600	16,392
	Gilead Sciences, Inc.	263,841	15,371
	Novartis AG1	111,820	10,561
	Merck & Co., Inc.	52,966	4,333
	AstraZeneca PLC[1]	36,532	3,650
	Roche Holding AG, nonvoting, non-registered shares[1]	7,659	2,672
	Abbott Laboratories	23,690	2,594
	Royalty Pharma PLC, Class A	33,980	1,701
	Eli Lilly and Company	5,814	982
	UnitedHealth Group Inc.	811	284
			97,821

Utilities	E.ON SE1	1,163,311	12,884
8.26%	Iberdrola, SA, non-registered shares[1]	883,550	12,636
	Dominion Energy, Inc.	125,783	9,459
	Enel SpA[1]	707,229	7,142
	Duke Energy Corp.	75,190	6,884
	DTE Energy Company	55,834	6,779
	National Grid PLC[1]	527,889	6,287
	SSE PLC[1]	182,254	3,756
	Southern Co.	56,300	3,459
	Consolidated Edison, Inc.	42,140	3,045
	Exelon Corp.	58,099	2,453
	Naturgy Energy Group, SA1	95,933	2,239
	Power Grid Corp. of India Ltd.[1]	707,310	1,844
	EDP - Energias de Portugal, SA1	237,733	1,498
	Endesa, SA1	54,319	1,489

100     American Funds Insurance Series

Capital Income Builder (continued)

Common stocks (continued)		Shares	Value (000)
Utilities	Public Service Enterprise Group Inc.	21,289	$1,241
(continued)	AES Corp.	51,108	1,201
	Infratil Ltd.[1]	177,514	932
	Centrica PLC[1,2]	1,385,547	884
	China Gas Holdings Ltd.[1]	218,200	870
	Power Assets Holdings Ltd.[1]	134,500	730
	Engie SA1,2	43,725	670
	Sempra Energy	3,323	423
	Ratch Group PCL, foreign registered[1]	239,000	421
	Keppel Infrastructure Trust[1]	1,021,236	421
	CLP Holdings Ltd.[1]	44,000	407
	Guangdong Investment Ltd.[1]	222,000	401
	NextEra Energy, Inc.	1,367	106
			90,561

Real estate	Crown Castle International Corp. REIT	124,703	19,851
5.64%	Digital Realty Trust, Inc. REIT	62,741	8,753
	Link Real Estate Investment Trust REIT[1]	528,018	4,811
	VICI Properties Inc. REIT	180,807	4,611
	CK Asset Holdings Ltd.[1]	683,000	3,513
	Gaming and Leisure Properties, Inc. REIT	82,780	3,510
	Federal Realty Investment Trust REIT	32,070	2,730
	Longfor Group Holdings Ltd.[1]	394,500	2,317
	TAG Immobilien AG1	70,512	2,229
	Charter Hall Group REIT[1]	160,868	1,826
	MGM Growth Properties LLC REIT, Class A	50,154	1,570
	American Tower Corp. REIT	4,721	1,060
	Embassy Office Parks REIT[1]	223,400	1,055
	Mindspace Business Parks REIT[1,2]	115,800	507
	Mindspace Business Parks REIT[1,2,3]	110,400	474
	Americold Realty Trust REIT	25,291	944
	Sun Hung Kai Properties Ltd.[1]	61,755	797
	China Overseas Land & Investment Ltd.[1]	215,000	468
	Ventas, Inc. REIT	6,719	329
	China Resources Land Ltd.[1]	72,000	298
	AvalonBay Communities, Inc. REIT	1,264	203
			61,856

Communication	Verizon Communications Inc.	169,518	9,959
services	BCE Inc.	186,983	7,996
5.11%	SoftBank Corp.[1]	573,300	7,187
	Comcast Corp., Class A	129,064	6,763
	Koninklijke KPN NV1	1,905,767	5,778
	Nippon Telegraph and Telephone Corp.[1]	141,600	3,631
	HKT Trust and HKT Ltd., units[1]	2,729,240	3,543
	Vodafone Group PLC[1]	1,455,807	2,396
	AT&T Inc.	59,287	1,705
	TELUS Corp.	75,253	1,490
	Indus Towers Ltd.[1]	362,801	1,145
	ITV PLC[1,2]	755,275	1,104
	HKBN Ltd.[1]	466,500	722
	KT Corp. (ADR)	65,529	721
	ProSiebenSat.1 Media SE1,2	38,716	651
	Omnicom Group Inc.	10,004	624
	Lumen Technologies, Inc.	39,066	381
	Zegona Communications PLC[1]	190,674	274
			56,070

American Funds Insurance Series     101

Capital Income Builder (continued)

Common stocks (continued)		Shares	Value (000)
Energy	Chevron Corp.	145,007	$12,246
4.55%	TC Energy Corp. (CAD denominated)	168,661	6,857
	TC Energy Corp.	50,505	2,056
	Enbridge Inc. (CAD denominated)	205,928	6,586
	Canadian Natural Resources, Ltd. (CAD denominated)	216,326	5,199
	Total SE1,4	81,796	3,528
	ConocoPhillips	73,490	2,939
	Royal Dutch Shell PLC, Class B1	150,315	2,590
	Royal Dutch Shell PLC, Class B (ADR)	8,064	271
	EOG Resources, Inc.	54,719	2,729
	BP PLC[1]	719,280	2,478
	Equitrans Midstream Corp.	199,833	1,606
	Gazprom PJSC (ADR)[1]	113,653	632
	Exxon Mobil Corp.	4,511	186
			49,903

Industrials	Raytheon Technologies Corp.	140,295	10,032
4.27%	United Parcel Service, Inc., Class B	38,043	6,406
	VINCI SA1	38,230	3,804
	Singapore Technologies Engineering Ltd[1]	1,141,700	3,296
	BOC Aviation Ltd.[1]	378,700	3,275
	Caterpillar Inc.	14,767	2,688
	Deutsche Post AG1	45,308	2,242
	Trinity Industries, Inc.	81,264	2,145
	RELX PLC[1]	75,368	1,854
	Cía. de Distribución Integral Logista Holdings, SA, non-registered shares[1]	76,271	1,479
	Stanley Black & Decker, Inc.	7,147	1,276
	Union Pacific Corp.	6,033	1,256
	BAE Systems PLC[1]	162,460	1,087
	ABB Ltd.[1]	36,607	1,024
	CCR SA, ordinary nominative	320,739	832
	ComfortDelGro Corp., Ltd.[1]	643,200	813
	Lockheed Martin Corp.	2,118	752
	ALD SA1	52,301	735
	Cummins Inc.	2,832	643
	Melrose Industries PLC[1,2]	200,791	490
	General Dynamics Corp.	2,392	356
	Honeywell International Inc.	1,235	263
	L3Harris Technologies, Inc.	655	124
			46,872

Materials	Dow Inc.	143,551	7,967
3.88%	Rio Tinto PLC[1]	93,848	7,022
	BHP Group PLC[1]	250,488	6,601
	LyondellBasell Industries NV	54,261	4,974
	Vale SA, ordinary nominative	100,331	1,689
	Vale SA, ordinary nominative (ADR)	87,319	1,464
	Fortescue Metals Group Ltd.[1]	138,322	2,501
	Evonik Industries AG1	74,726	2,435
	Nutrien Ltd.	30,705	1,479
	BASF SE1	18,013	1,422
	Asahi Kasei Corp.[1]	121,900	1,254
	Amcor PLC (CDI)[1]	90,984	1,081
	Celanese Corp.	6,820	886
	Nexa Resources SA4	49,159	474
	CRH PLC[1]	9,678	409

102     American Funds Insurance Series

Capital Income Builder (continued)

Common stocks (continued)		Shares	Value (000)
Materials	Linde PLC	1,401	$369
(continued)	WestRock Co.	7,219	314
	Air Products and Chemicals, Inc.	704	192
			42,533

Consumer	McDonald’s Corp.	10,713	2,299
discretionary	Kering SA1	2,740	1,992
1.23%	Hasbro, Inc.	17,740	1,659
	Sands China Ltd.[1]	290,000	1,275
	Home Depot, Inc.	4,332	1,151
	Gree Electric Appliances, Inc. of Zhuhai, Class A1	109,338	1,038
	LVMH Moët Hennessy-Louis Vuitton SE1	1,515	946
	Taylor Wimpey PLC[1,2]	307,380	699
	Starbucks Corp.	5,854	626
	VF Corp.	6,812	582
	Industria de Diseño Textil, SA1	15,355	489
	YUM! Brands, Inc.	3,958	430
	Cie. Financière Richemont SA, Class A1	3,565	322
			13,508
	Total common stocks (cost: $658,866,000)		801,638

Preferred securities 0.18%
Information	Samsung Electronics Co., Ltd., nonvoting preferred shares[1]	29,272	1,987
technology	Total preferred securities (cost: $1,093,000)		1,987
0.18%

Rights & warrants 0.00%
Consumer	Cie. Financière Richemont SA, Class A, warrants, expire 2023[2]	7,130	2
discretionary
0.00%	Total rights & warrants (cost: $0)		2

Convertible stocks 1.26%
Utilities	Sempra Energy, Series A, convertible preferred shares, 6.00% 2021	17,965	1,792
0.57%	NextEra Energy, Inc., convertible preferred units, 4.872% 2022	29,485	1,745
	Dominion Energy, Inc., Series A, convertible preferred shares, 7.25% 2022	16,000	1,605
	American Electric Power Company, Inc., convertible preferred units, 6.125% 2023	15,148	767
	American Electric Power Company, Inc., convertible preferred shares, 6.125% 2022	6,400	321
			6,230

Information	Broadcom Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	2,746	3,906
technology
0.35%

Health care 0.21%	Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023[4]	1,745	2,270

Industrials	Stanley Black & Decker, Inc., convertible preferred shares, 5.25% 2022[4]	10,100	1,130
0.10%

American Funds Insurance Series     103

Capital Income Builder (continued)

Convertible stocks (continued)		Shares	Value (000)
Consumer	Aptiv PLC, Series A, convertible preferred shares, 5.50% 2023	1,948	$301
discretionary	Total convertible stocks (cost: $11,489,000)		13,837
0.03%

Convertible bonds & notes 0.07%		Principal amount (000)
Consumer	Carnival Corp., convertible notes, 5.75% 2023[3]	$110	261
discretionary	Royal Caribbean Cruises Ltd., convertible notes, 4.25% 2023[3]	392	523
0.07%			784

	Total convertible bonds & notes (cost: $540,000)		784

Bonds, notes & other debt instruments 20.79%
U.S. Treasury bonds & notes 9.20%
U.S. Treasury	U.S. Treasury 0.125% 2022	20,800	20,806
8.40%	U.S. Treasury 0.125% 2022	9,600	9,601
	U.S. Treasury 0.125% 2022	5,850	5,851
	U.S. Treasury 0.125% 2022	2,600	2,600
	U.S. Treasury 0.125% 2022	2,500	2,501
	U.S. Treasury 0.25% 2025	7,612	7,582
	U.S. Treasury 0.375% 2025	907	910
	U.S. Treasury 0.375% 2025	850	851
	U.S. Treasury 2.00% 2025[5]	10,000	10,773
	U.S. Treasury 1.875% 2026	6,300	6,795
	U.S. Treasury 2.00% 2026[5]	2,800	3,047
	U.S. Treasury 0.50% 2027	2,900	2,892
	U.S. Treasury 0.875% 2030	3,154	3,142
	U.S. Treasury 1.125% 2040[5]	2,400	2,278
	U.S. Treasury 1.375% 2050[5]	13,332	12,475
			92,104

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.125% 2025[6]	4,133	4,445
inflation-protected	U.S. Treasury Inflation-Protected Security 0.125% 2030[6]	2,226	2,484
securities	U.S. Treasury Inflation-Protected Security 0.25% 2050[5,6]	1,544	1,840
0.80%			8,769
	Total U.S. Treasury bonds & notes		100,873

Corporate bonds, notes & loans 5.98%
Health care	Abbott Laboratories 3.75% 2026	240	281
0.87%	AbbVie Inc. 2.95% 2026	369	409
	AbbVie Inc. 4.25% 2049	92	116
	Amgen Inc. 3.375% 2050	150	168
	AstraZeneca PLC 3.375% 2025	200	225
	Becton, Dickinson and Company 3.70% 2027	930	1,067
	Boston Scientific Corp. 2.65% 2030	250	268
	Centene Corp. 4.625% 2029	530	589
	Centene Corp. 3.375% 2030	179	189
	Novartis Capital Corp. 1.75% 2025	208	218
	Novartis Capital Corp. 2.00% 2027	120	128
	Partners HealthCare System, Inc. 3.192% 2049	210	232
	Pfizer Inc. 2.70% 2050	425	457
	Regeneron Pharmaceuticals, Inc. 1.75% 2030	54	53
	Regeneron Pharmaceuticals, Inc. 2.80% 2050	109	106
	Shire PLC 3.20% 2026	182	204
	Takeda Pharmaceutical Company, Ltd. 4.40% 2023	1,330	1,475
	Tenet Healthcare Corp. 7.50% 2025[3]	325	356

104     American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care	Teva Pharmaceutical Finance Co. BV 6.00% 2024	$700	$744
(continued)	Teva Pharmaceutical Finance Co. BV 3.15% 2026	1,375	1,324
	Teva Pharmaceutical Finance Co. BV 4.10% 2046	300	268
	Thermo Fisher Scientific Inc. 4.497% 2030	95	119
	UnitedHealth Group Inc. 2.375% 2024	35	37
	UnitedHealth Group Inc. 4.45% 2048	170	235
	Upjohn Inc. 2.70% 2030[3]	83	88
	Upjohn Inc. 3.85% 2040[3]	32	36
	Upjohn Inc. 4.00% 2050[3]	70	80
			9,472

Energy	Apache Corp. 4.25% 2030	385	405
0.82%	Baker Hughes, a GE Co. 4.08% 2047	37	42
	BP Capital Markets America Inc. 3.633% 2030	360	419
	BP Capital Markets America Inc. 2.772% 2050	90	89
	BP Capital Markets America Inc. 2.939% 2051	80	82
	Canadian Natural Resources Ltd. 3.85% 2027	185	208
	Canadian Natural Resources Ltd. 2.95% 2030	83	89
	Canadian Natural Resources Ltd. 4.95% 2047	91	115
	Cenovus Energy Inc. 5.40% 2047	75	88
	Cheniere Energy, Inc. 3.70% 2029	252	281
	Concho Resources Inc. 4.30% 2028	210	248
	Enbridge Energy Partners, LP 7.375% 2045	37	56
	Energy Transfer Operating, LP 5.00% 2050	361	391
	Energy Transfer Partners, LP 5.30% 2047	60	67
	Energy Transfer Partners, LP 6.00% 2048	161	192
	Energy Transfer Partners, LP 6.25% 2049	150	181
	Enterprise Products Operating LLC 3.20% 2052	24	24
	EQT Corp. 5.00% 2029	35	37
	Equinor ASA 2.375% 2030	365	391
	Exxon Mobil Corp. 2.995% 2039	200	217
	Exxon Mobil Corp. 3.452% 2051	72	82
	Kinder Morgan, Inc. 5.05% 2046	925	1,134
	MPLX LP 5.50% 2049	625	823
	ONEOK, Inc. 3.10% 2030	42	45
	ONEOK, Inc. 4.95% 2047	51	57
	ONEOK, Inc. 5.20% 2048	184	215
	ONEOK, Inc. 7.15% 2051	97	134
	Pemex Project Funding Master Trust, Series 13, 6.625% 2035	150	149
	Petrobras Global Finance Co. 5.60% 2031	150	173
	Petróleos Mexicanos 7.69% 2050	75	76
	Pioneer Natural Resources Company 1.90% 2030	163	162
	Plains All American Pipeline, LP 3.80% 2030	11	12
	Sabine Pass Liquefaction, LLC 4.50% 2030[3]	215	255
	Shell International Finance BV 2.00% 2024	420	443
	Total Capital International 2.434% 2025	175	187
	Total Capital International 3.127% 2050	250	271
	TransCanada PipeLines Ltd. 4.10% 2030	205	242
	TransCanada PipeLines Ltd. 5.10% 2049	425	569
	Williams Companies, Inc. 3.50% 2030	216	245
	Williams Partners LP 6.30% 2040	95	126
			9,022

Financials	Allstate Corp. 3.85% 2049	170	214
0.82%	American International Group, Inc. 4.375% 2050	250	327
	AON Corp. 2.20% 2022	249	258
	Bank of America Corp. 0.81% 2024 (USD-SOFR + 0.74% on 10/24/2023)[7]	150	151
	Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[7]	1,125	1,140

American Funds Insurance Series     105

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials	Citigroup Inc. 2.572% 2031 (USD-SOFR + 2.107% on 6/3/2030)[7]	$540	$576
(continued)	Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[3,7]	500	589
	Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[7]	150	154
	Goldman Sachs Group, Inc. 3.50% 2025	177	197
	Goldman Sachs Group, Inc. 2.60% 2030	400	431
	Hartford Financial Services Group, Inc. 2.80% 2029	300	326
	HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[7]	500	532
	HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[7]	250	289
	JPMorgan Chase & Co. 1.764% 2031 (USD-SOFR + 1.05% on 11/19/2030)[7]	120	121
	JPMorgan Chase & Co. 2.522% 2031 (USD-SOFR + 2.04% on 4/22/2030)[7]	475	511
	JPMorgan Chase & Co. 2.525% 2041 (USD-SOFR + 1.51% on 11/19/2040)[7]	75	77
	JPMorgan Chase & Co. 3.109% 2051 (USD-SOFR + 3.109% on 4/22/2050)[7]	241	268
	Lloyds Banking Group PLC 3.87% 2025 (UST Yield Curve Rate T Note Constant Maturity 1-year + 3.50% on 7/9/2024)[7]	390	430
	MetLife, Inc. 4.55% 2030	190	238
	Metropolitan Life Global Funding I 1.95% 2023[3]	380	392
	Mitsubishi UFJ Financial Group, Inc. 3.195% 2029	290	327
	Morgan Stanley 3.70% 2024	260	290
	Morgan Stanley 1.794% 2032 (USD-SOFR + 1.034% on 2/13/2031)[7]	100	101
	Morgan Stanley 5.597% 2051 (USD-SOFR + 4.84% on 3/24/2050)[7]	115	185
	Navient Corp. 5.00% 2027	150	152
	New York Life Global Funding 3.00% 2028[3]	150	168
	New York Life Insurance Company 3.75% 2050[3]	62	74
	Travelers Companies, Inc. 4.10% 2049	130	171
	Wells Fargo & Company 4.60% 2021	300	303
			8,992

Communication	Alphabet Inc. 2.05% 2050	80	76
services	AT&T Inc. 2.25% 2032	75	76
0.77%	AT&T Inc. 3.50% 2041	75	81
	AT&T Inc. 3.50% 2053[3]	624	624
	CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2027[3]	235	250
	CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	158	167
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2031[3]	360	380
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2032[3]	950	1,016
	CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2049	65	79
	CCO Holdings LLC and CCO Holdings Capital Corp. 3.70% 2051	100	104
	CenturyLink, Inc. 7.50% 2024	300	340
	Comcast Corp. 3.75% 2040	138	166
	Comcast Corp. 2.80% 2051	200	208
	Discovery Communications, Inc. 4.65% 2050	139	174
	NBCUniversal Enterprise, Inc., junior subordinated, 5.25% 2049[3]	630	643
	Sprint Corp. 11.50% 2021	1,425	1,549
	Sprint Corp. 6.875% 2028	325	429
	T-Mobile US, Inc. 3.875% 2030[3]	625	725
	T-Mobile US, Inc. 3.00% 2041[3]	100	104
	T-Mobile US, Inc. 3.30% 2051[3]	186	192
	Verizon Communications Inc. 4.329% 2028	192	231
	Verizon Communications Inc. 3.875% 2029	25	30
	Verizon Communications Inc. 4.016% 2029	215	255
	Verizon Communications Inc. 1.75% 2031	98	98
	Verizon Communications Inc. 2.875% 2050	125	126
	Vodafone Group PLC 4.25% 2050	75	93
	Walt Disney Co. 4.625% 2040	120	160
			8,376

106     American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities	AEP Transmission Co. LLC 3.15% 2049	$60	$67
0.67%	AEP Transmission Co. LLC 3.80% 2049	45	56
	AEP Transmission Co. LLC 3.65% 2050	75	91
	American Electric Power Company, Inc. 3.65% 2021	300	309
	American Electric Power Company, Inc. 1.00% 2025	25	25
	CenterPoint Energy, Inc. 2.95% 2030	345	376
	Connecticut Light and Power Co. 3.20% 2027	445	500
	Consumers Energy Co. 3.10% 2050	159	184
	Duke Energy Florida, LLC 2.50% 2029	430	470
	Edison International 3.55% 2024	375	404
	Edison International 5.75% 2027	158	189
	Edison International 4.125% 2028	332	370
	Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[7]	120	140
	Evergy Metro, Inc. 2.25% 2030	125	132
	FirstEnergy Corp. 3.90% 2027 (4.40% on 1/16/2021)[7]	50	55
	FirstEnergy Corp. 2.25% 2030	162	157
	FirstEnergy Corp. 2.65% 2030	493	495
	Jersey Central Power & Light Co. 4.30% 2026[3]	115	129
	NSTAR Electric Co. 3.95% 2030	50	61
	Pacific Gas and Electric Co. 2.95% 2026	97	103
	Pacific Gas and Electric Co. 3.75% 2028	105	115
	Pacific Gas and Electric Co. 4.65% 2028	284	325
	Pacific Gas and Electric Co. 2.50% 2031	450	451
	Pacific Gas and Electric Co. 3.30% 2040	100	100
	Pacific Gas and Electric Co. 3.50% 2050	325	324
	Public Service Company of Colorado 3.80% 2047	20	25
	San Diego Gas & Electric Co. 3.75% 2047	227	266
	San Diego Gas & Electric Co. 4.10% 2049	115	144
	Southern California Edison Co. 4.125% 2048	235	281
	Southern California Edison Co. 3.65% 2050	298	339
	Southern California Edison Co., Series C, 3.60% 2045	256	284
	Virginia Electric and Power Co. 2.45% 2050	25	25
	Xcel Energy Inc. 2.60% 2029	175	189
	Xcel Energy Inc. 3.50% 2049	145	170
			7,351

Consumer	Amazon.com, Inc. 2.50% 2050	75	78
discretionary	Amazon.com, Inc. 2.70% 2060	30	32
0.63%	Bayerische Motoren Werke AG 4.15% 2030[3]	290	351
	Carnival Corp. 11.50% 2023[3]	775	897
	Carnival Corp. 10.50% 2026[3]	165	192
	Ford Motor Co. 9.625% 2030	50	71
	General Motors Company 5.95% 2049	90	122
	Home Depot, Inc. 3.35% 2050	350	417
	PetSmart, Inc. 7.125% 2023[3]	125	125
	Royal Caribbean Cruises Ltd. 10.875% 2023[3]	600	684
	Royal Caribbean Cruises Ltd. 11.50% 2025[3]	1,210	1,416
	Toyota Motor Credit Corp. 2.15% 2022	505	521
	Toyota Motor Credit Corp. 2.60% 2022	856	876
	Toyota Motor Credit Corp. 3.00% 2025	1,010	1,111
			6,893

Consumer staples	Altria Group, Inc. 5.95% 2049	327	458
0.46%	Anheuser-Busch Co. / InBev Worldwide 4.90% 2046	420	548
	British American Tobacco PLC 3.215% 2026	250	276
	British American Tobacco PLC 3.557% 2027	660	735
	British American Tobacco PLC 4.906% 2030	350	423
	British American Tobacco PLC 4.54% 2047	73	81

American Funds Insurance Series     107

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples	British American Tobacco PLC 4.758% 2049	$130	$151
(continued)	Coca-Cola Co. 1.375% 2031	100	100
	Coca-Cola Co. 2.50% 2051	65	67
	Conagra Brands, Inc. 5.30% 2038	18	24
	Conagra Brands, Inc. 5.40% 2048	52	74
	Constellation Brands, Inc. 3.15% 2029	190	212
	Constellation Brands, Inc. 2.875% 2030	210	230
	Keurig Dr Pepper Inc. 3.20% 2030	25	28
	Keurig Dr Pepper Inc. 5.085% 2048	64	91
	Keurig Dr Pepper Inc. 3.80% 2050	51	61
	Kimberly-Clark Corp. 3.10% 2030	56	65
	Kraft Heinz Company 3.00% 2026	100	104
	Molson Coors Brewing Co. 4.20% 2046	65	75
	PepsiCo, Inc. 1.40% 2031	40	40
	PepsiCo, Inc. 3.625% 2050	240	305
	Philip Morris International Inc. 3.375% 2029	450	516
	Procter & Gamble Company 0.55% 2025	185	187
	Wal-Mart Stores, Inc. 2.85% 2024	210	227
			5,078

Industrials	Boeing Company 2.70% 2022	300	308
0.45%	Boeing Company 2.75% 2026	91	96
	Boeing Company 2.95% 2030	190	197
	Boeing Company 3.60% 2034	90	95
	Boeing Company 5.805% 2050	235	325
	Carrier Global Corp. 2.242% 2025	102	108
	Carrier Global Corp. 2.493% 2027	84	91
	Carrier Global Corp. 2.722% 2030	74	79
	CSX Corp. 4.75% 2048	50	68
	CSX Corp. 3.35% 2049	310	354
	CSX Corp. 2.50% 2051	50	50
	General Electric Co. 3.45% 2027	50	56
	General Electric Co. 4.25% 2040	75	89
	General Electric Co. 4.35% 2050	50	61
	Honeywell International Inc. 2.15% 2022	305	313
	Honeywell International Inc. 2.30% 2024	175	187
	Honeywell International Inc. 2.70% 2029	70	78
	Norfolk Southern Corp. 3.00% 2022	224	230
	Raytheon Technologies Corp. 3.125% 2050	125	138
	TransDigm Inc. 6.50% 2024	455	464
	TransDigm Inc. 8.00% 2025[3]	230	255
	TransDigm Inc. 6.25% 2026[3]	445	474
	Union Pacific Corp. 3.70% 2029	430	499
	Union Pacific Corp. 4.30% 2049	110	144
	Union Pacific Corp. 3.25% 2050	53	60
	Union Pacific Corp. 3.95% 2059	45	56
	Westinghouse Air Brake Technologies Corp. 4.40% 2024[7]	39	43
			4,918

Information	Adobe Inc. 2.30% 2030	645	698
technology	Apple Inc. 0.55% 2025	125	126
0.35%	Apple Inc. 2.40% 2050	75	77
	Broadcom Inc. 5.00% 2030	420	511
	Broadcom Ltd. 3.875% 2027	370	416
	Fiserv, Inc. 3.50% 2029	870	995
	Intuit Inc. 0.95% 2025	50	51
	Lenovo Group Ltd. 5.875% 2025	400	461

108     American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Information	Microsoft Corp. 2.525% 2050	$227		$239
technology	Oracle Corp. 3.60% 2050	150		175
(continued)	ServiceNow, Inc. 1.40% 2030	130		127
				3,876

Real estate	Corporate Office Properties LP 2.25% 2026	68		71
0.07%	Equinix, Inc. 2.90% 2026	266		291
	Equinix, Inc. 1.55% 2028	25		26
	Equinix, Inc. 3.20% 2029	288		318
	Equinix, Inc. 3.00% 2050	18		18
	Equinix, Inc. 2.95% 2051	25		25
	Westfield Corp. Ltd. 3.50% 2029[3]	54		57
				806

Materials	Anglo American Capital PLC 5.625% 2030[3]	240		306
0.07%	Braskem SA 4.50% 2030[3]	200		206
	Dow Chemical Co. 4.80% 2049	67		90
	LYB International Finance III, LLC 2.25% 2030	32		33
	LYB International Finance III, LLC 4.20% 2050	75		88
	LYB International Finance III, LLC 3.625% 2051	52		57
				780
	Total corporate bonds, notes & loans			65,564

Mortgage-backed obligations 5.07%
Federal agency	Fannie Mae Pool #695412 5.00% 2033[8]	—	[9]	—	[9]
mortgage-backed	Fannie Mae Pool #MA4124 2.50% 2035[8]	2,633		2,755
obligations	Fannie Mae Pool #AD3566 5.00% 2035[8]	2		2
4.46%	Fannie Mae Pool #MA4228 1.50% 2036[8]	2,670		2,749
	Fannie Mae Pool #AC0794 5.00% 2039[8]	10		11
	Fannie Mae Pool #931768 5.00% 2039[8]	2		2
	Fannie Mae Pool #AE0311 3.50% 2040[8]	17		18
	Fannie Mae Pool #932606 5.00% 2040[8]	5		6
	Fannie Mae Pool #AJ1873 4.00% 2041[8]	7		8
	Fannie Mae Pool #AE1248 5.00% 2041[8]	11		13
	Fannie Mae Pool #AE1274 5.00% 2041[8]	9		10
	Fannie Mae Pool #AE1277 5.00% 2041[8]	5		6
	Fannie Mae Pool #AE1283 5.00% 2041[8]	3		4
	Fannie Mae Pool #AE1290 5.00% 2042[8]	6		7
	Fannie Mae Pool #AL3829 3.50% 2043[8]	64		70
	Fannie Mae Pool #AT7161 3.50% 2043[8]	29		31
	Fannie Mae Pool #AR1512 3.50% 2043[8]	14		15
	Fannie Mae Pool #AT0412 3.50% 2043[8]	7		8
	Fannie Mae Pool #AT3954 3.50% 2043[8]	4		4
	Fannie Mae Pool #AT0300 3.50% 2043[8]	3		3
	Fannie Mae Pool #AY1829 3.50% 2044[8]	5		6
	Fannie Mae Pool #AW8240 3.50% 2044[8]	1		1
	Fannie Mae Pool #BE5017 3.50% 2045[8]	36		39
	Fannie Mae Pool #BE5009 3.50% 2045[8]	29		31
	Fannie Mae Pool #BE8740 3.50% 2047[8]	33		36
	Fannie Mae Pool #BE8742 3.50% 2047[8]	10		11
	Fannie Mae Pool #BH2848 3.50% 2047[8]	5		5
	Fannie Mae Pool #BH2847 3.50% 2047[8]	3		4
	Fannie Mae Pool #BH2846 3.50% 2047[8]	4		4
	Fannie Mae Pool #BJ5015 4.00% 2047[8]	79		87
	Fannie Mae Pool #BH3122 4.00% 2047[8]	3		3
	Fannie Mae Pool #BJ4901 3.50% 2048[8]	23		25
	Fannie Mae Pool #CA2850 4.00% 2048[8]	91		102

American Funds Insurance Series     109

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency	Fannie Mae Pool #BK6840 4.00% 2048[8]	$51	$55
mortgage-backed	Fannie Mae Pool #BK5232 4.00% 2048[8]	40	45
obligations	Fannie Mae Pool #BK9743 4.00% 2048[8]	14	15
(continued)	Fannie Mae Pool #CA2804 4.50% 2048[8]	654	709
	Fannie Mae Pool #BK7665 4.50% 2048[8]	336	373
	Fannie Mae Pool #BK0951 4.50% 2048[8]	257	288
	Fannie Mae Pool #BK9761 4.50% 2048[8]	14	15
	Fannie Mae Pool #CA4151 3.50% 2049[8]	318	350
	Fannie Mae Pool #BJ8411 3.50% 2049[8]	67	73
	Fannie Mae Pool #CA5540 3.00% 2050[8]	5,289	5,632
	Freddie Mac Pool #SB8083 1.50% 2036[8]	285	294
	Freddie Mac Pool #Q18236 3.50% 2043[8]	29	31
	Freddie Mac Pool #Q19133 3.50% 2043[8]	18	20
	Freddie Mac Pool #Q17696 3.50% 2043[8]	16	18
	Freddie Mac Pool #Q15874 4.00% 2043[8]	2	2
	Freddie Mac Pool #Q52069 3.50% 2047[8]	48	52
	Freddie Mac Pool #Q55056 3.50% 2048[8]	60	65
	Freddie Mac Pool #Q54709 3.50% 2048[8]	36	39
	Freddie Mac Pool #Q54701 3.50% 2048[8]	34	37
	Freddie Mac Pool #Q54782 3.50% 2048[8]	30	32
	Freddie Mac Pool #Q54781 3.50% 2048[8]	27	30
	Freddie Mac Pool #Q54700 3.50% 2048[8]	26	29
	Freddie Mac Pool #Q55060 3.50% 2048[8]	19	20
	Freddie Mac Pool #Q56591 3.50% 2048[8]	18	19
	Freddie Mac Pool #Q56590 3.50% 2048[8]	17	18
	Freddie Mac Pool #Q56589 3.50% 2048[8]	16	17
	Freddie Mac Pool #Q54698 3.50% 2048[8]	14	15
	Freddie Mac Pool #Q54699 3.50% 2048[8]	13	14
	Freddie Mac Pool #Q54831 3.50% 2048[8]	9	10
	Freddie Mac Pool #G67711 4.00% 2048[8]	440	486
	Freddie Mac Pool #Q56599 4.00% 2048[8]	57	63
	Freddie Mac Pool #Q56175 4.00% 2048[8]	43	47
	Freddie Mac Pool #Q55971 4.00% 2048[8]	38	42
	Freddie Mac Pool #Q56576 4.00% 2048[8]	29	31
	Freddie Mac Pool #Q55970 4.00% 2048[8]	19	21
	Freddie Mac Pool #Q58411 4.50% 2048[8]	116	129
	Freddie Mac Pool #Q58436 4.50% 2048[8]	52	59
	Freddie Mac Pool #Q58378 4.50% 2048[8]	43	48
	Freddie Mac Pool #Q57242 4.50% 2048[8]	31	34
	Freddie Mac Pool #RA1463 3.50% 2049[8]	216	238
	Freddie Mac Pool #QA2748 3.50% 2049[8]	29	32
	Freddie Mac Pool #SD7512 3.00% 2050[8]	6,954	7,446
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[8]	390	418
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[8,10]	390	410
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[8,10]	193	203
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[8,10]	149	162
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[8]	121	132
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[8]	36	39
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 2058[8]	1,422	1,553
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[8]	1,026	1,118
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 2058[8]	715	777
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 2058[8]	34	37
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[8]	15	16
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[8]	1,440	1,524
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 2029[8]	2,121	2,232
	Government National Mortgage Assn. 2.00% 2051[8,11]	3,390	3,533
	Government National Mortgage Assn. 2.00% 2051[8,11]	1,710	1,786

110     American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Federal agency	Government National Mortgage Assn. 2.50% 2051[8,11]	$2,650		$2,794
mortgage-backed	Government National Mortgage Assn. 3.50% 2051[8,11]	21		22
obligations	Government National Mortgage Assn. 3.50% 2051[8,11]	21		22
(continued)	Government National Mortgage Assn. Pool #MA5764 4.50% 2049[8]	1,476		1,597
	Government National Mortgage Assn. Pool #MA5877 4.50% 2049[8]	165		179
	Government National Mortgage Assn. Pool #694836 5.661% 2059[8]	1		1
	Government National Mortgage Assn. Pool #765152 4.14% 2061[8]	—	[9]	—	[9]
	Government National Mortgage Assn. Pool #766525 4.70% 2062[8]	—	[9]	—	[9]
	Government National Mortgage Assn. Pool #777452 3.676% 2063[8]	6		7
	Government National Mortgage Assn. Pool #767639 3.913% 2063[8]	9		9
	Government National Mortgage Assn. Pool #AA1709 4.343% 2063[8]	4		4
	Government National Mortgage Assn. Pool #725893 5.20% 2064[8]	1		1
	Government National Mortgage Assn. Pool #AA7554 6.64% 2064[8]	2		2
	Uniform Mortgage-Backed Security 1.50% 2036[8,11]	1,632		1,676
	Uniform Mortgage-Backed Security 2.00% 2036[8,11]	2,100		2,193
	Uniform Mortgage-Backed Security 3.50% 2051[8,11]	1,775		1,879
	Uniform Mortgage-Backed Security 4.50% 2051[8,11]	1,477		1,603
				48,998

Collateralized	Cascade Funding Mortgage Trust, Series 2019-HB1, Class A, 2.386% 2029[3,8,10]	295		297
mortgage-backed	Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[3,8,10]	194		194
obligations (privately	Citigroup Mortgage Loan Trust Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[3,8,10]	75		76
originated)	Finance of America HECM Buyout, Series 2020-HB1, Class A, 2.012% 2030[3,8,10]	592		597
0.45%	Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[3,8,10]	213		215
	Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[3,8,10]	186		186
	Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 0.898% 2052[3,8,10]	1,000		1,001
	Mello Warehouse Securitization Trust, Series 2020-2, Class A, (1-month USD-LIBOR + 0.80%) 0.996% 2053[3,8,10]	175		175
	Mello Warehouse Securitization Trust, Series 2020-1, Class A, (1-month USD-LIBOR + 0.90%) 1.048% 2053[3,8,10]	279		280
	Nationstar HECM Loan Trust, Series 2019-2A, Class A, 2.272% 2029[3,8,10]	82		83
	Nationstar HECM Loan Trust, Series 2019-1A, Class A, 2.651% 2029[3,8,10]	58		58
	New York Mortgage Trust, Series 2020-SP1, Class A1, 3.962% 2060[3,8]	302		305
	Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[3,8,10]	106		108
	Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 2057[3,8,10]	115		119
	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 2057[3,8,10]	94		97
	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 2058[3,8,10]	261		274
	Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 2058[3,8,10]	63		66
	Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[3,8]	787		806
				4,937

Commercial	GS Mortgage Securities Trust, Series 2018-HULA, Class A, 1.079% 2025[3,8,10]	243		239
mortgage-backed	Hawaii Hotel Trust, Series 2019-MAUI, Class A,
securities	(1-month USD-LIBOR + 1.15%) 1.309% 2038[3,8,10]	300		299
0.16%	MRA Issuance Trust, Series 2020-10, Class A,
	(1-month USD-LIBOR + 1.75%) 2.25% 2021[1,3,8,10]	1,057		1,057
	Multi Family Connecticut Avenue Securities, Series 2019-1, Class M10,
	(1-month USD-LIBOR + 3.25%) 3.398% 2049[3,8,10]	150		141
				1,736
	Total mortgage-backed obligations			55,671

Asset-backed obligations 0.35%
	Aesop Funding LLC, Series 2020-2, Class A, 2.02% 2027[3,8]	297		303
	Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 2027[3,8]	100		102
	CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[3,8]	372		380
	CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[3,8]	95		97

American Funds Insurance Series     111

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)		Value (000)
Asset-backed obligations (continued)
	CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[3,8]		$95	$97
	CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[3,8]		95	97
	Drivetime Auto Owner Trust, Series 2019-3, Class A, 2.55% 2022[3,8]		40	40
	Drivetime Auto Owner Trust, Series 2020-1, Class A, 1.94% 2023[3,8]		222	223
	Exeter Automobile Receivables Trust, Series 2019-4A, Class A, 2.18% 2023[3,8]		96	97
	FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[3,8]		425	428
	GCI Funding I LLC, Series 2020-1, Class A, 2.82% 2045[3,8]		678	682
	Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[3,8]		172	173
	OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2060[3,8,10]		226	231
	Westlake Automobile Receivables Trust, Series 2019-3A, Class A2, 2.15% 2023[3,8]		845	851
				3,801
Bonds & notes of governments & government agencies outside the U.S. 0.13%
	Portuguese Republic 5.125% 2024		18	21
	Qatar (State of) 4.50% 2028		200	243
	Saudi Arabia (Kingdom of) 3.625% 2028		200	225
	United Mexican States, Series M, 6.50% 2021	MXN	15,000	760
	United Mexican States 3.25% 2030		$200	216
				1,465
Municipals 0.06%
Illinois	G.O. Bonds, Pension Funding Series 2003, 5.10% 2033		225	242
0.02%

South Carolina 0.04%	Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 2035		350	429
	Total municipals			671
	Total bonds, notes & other debt instruments (cost: $218,849,000)			228,045

Short-term securities 5.28%			Shares
Money market investments 5.28%
	Capital Group Central Cash Fund 0.12%[12,13]		567,564	56,762
	Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[12,14]		1,184,688	1,185
	Total short-term securities (cost: $57,947,000)			57,947
	Total investment securities 100.66% (cost: $948,784,000)			1,104,240
	Other assets less liabilities (0.66)%			(7,288)
	Net assets 100.00%			$1,096,952

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[15] (000)	Value at 12/31/2020[16] (000)	Unrealized (depreciation) appreciation at 12/31/2020 (000)
90 Day Euro Dollar Futures	Short	80	March 2021	$(20,000)	$(19,966)	$(13)
2 Year U.S. Treasury Note Futures	Short	8	April 2021	(1,600)	(1,768)	(1)
5 Year U.S. Treasury Note Futures	Long	83	April 2021	8,300	10,472	23
10 Year U.S. Treasury Note Futures	Long	14	March 2021	1,400	1,933	2
10 Year Ultra U.S. Treasury Note Futures	Short	38	March 2021	(3,800)	(5,942)	14

112     American Funds Insurance Series

Capital Income Builder (continued)

Futures contracts (continued)
Contracts	Type	Number of contracts	Expiration	Notional amount[15] (000)	Value at 12/31/2020[16] (000)	Unrealized (depreciation) appreciation at 12/31/2020 (000)
20 Year U.S. Treasury Bond Futures	Long	6	March 2021	$600	$1,039	$(10)
30 Year Ultra U.S. Treasury Bond Futures	Long	48	March 2021	4,800	10,251	(65)
						$(50)

Forward currency contracts

Contract amount				Unrealized appreciation
Purchases (000)	Sales (000)	Counterparty	Settlement date	(depreciation) at 12/31/2020 (000)
MXN3,100	USD154	HSBC Bank	1/8/2021	$1
GBP1,594	USD2,151	Bank of New York Mellon	1/11/2021	29
GBP382	USD519	Goldman Sachs	1/11/2021	4
USD169	GBP127	Bank of New York Mellon	1/11/2021	(4)
USD2,663	GBP1,985	Standard Chartered Bank	1/11/2021	(52)
				$(22)

Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2020 (000)	Upfront premium paid (000)	Unrealized appreciation at 12/31/2020 (000)
U.S. EFFR	0.11%	5/18/2024	$6,200	$7	$—	$7
3-month USD-LIBOR	0.337%	5/18/2025	21,500	23	—	23
U.S. EFFR	0.1275%	6/25/2025	2,700	10	—	10
U.S. EFFR	0.105%	6/30/2025	2,700	13	—	13
U.S. EFFR	0.0975%	6/30/2025	1,460	8	—	8
U.S. EFFR	0.106%	6/30/2025	1,190	6	—	6
U.S. EFFR	0.10875%	7/6/2025	2,600	13	—	13
U.S. EFFR	0.105%	7/9/2025	1,300	7	—	7
U.S. EFFR	0.0995%	7/9/2025	1,300	7	—	7
U.S. EFFR	0.099%	7/10/2025	3,000	16	—	16
3-month USD-LIBOR	0.5935%	5/18/2030	7,200	187	—	187
3-month USD-LIBOR	0.807%	5/18/2050	1,800	272	—	272
					$—	$569

Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection

Receive/ Payment frequency	Pay	Expiration date	Notional (000)	Value at 12/31/2020 (000)	Upfront premium paid (000)	Unrealized appreciation at 12/31/2020 (000)
5.00%/Quarterly	CDX.NA.HY.25	6/20/2025	$3,335	$309	$157	$152

American Funds Insurance Series     113

Capital Income Builder (continued)

Investments in affiliates[13]

	Value of affiliate at 1/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 12/31/2020 (000)	Dividend income (000)
Short-term securities 5.17%
Money market investments 5.17%
Capital Group Central Cash Fund 0.12%[12]	$76,520	$398,466	$418,149	$52	$(127)	$56,762	$436

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $323,175,000, which represented 29.46% of the net assets of the fund. This amount includes $322,118,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $25,651,000, which represented 2.34% of the net assets of the fund.
[4]	All or a portion of this security was on loan. The total value of all such securities was $5,528,000, which represented .50% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $2,268,000, which represented .21% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	Step bond; coupon rate may change at a later date.
[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]	Amount less than one thousand.
[10]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[11]	Purchased on a TBA basis.
[12]	Rate represents the seven-day yield at 12/31/2020.
[13]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[14]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[15]	Notional amount is calculated based on the number of contracts and notional contract size.
[16]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

ADR = American Depositary Receipts

Auth. = Authority

CAD = Canadian dollars

CDI = CREST Depository Interest

EFFR = Effective Federal Funds Rate

G.O. = General Obligation

GBP = British pounds

GDR = Global Depositary Receipts

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

Ref. = Refunding

Rev. = Revenue

SOFR = Secured Overnight Financing Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

114      American Funds Insurance Series

Asset Allocation Fund

Investment portfolio December 31, 2020

Common stocks 65.78%		Shares	Value (000)
Information	Microsoft Corp.	4,891,900	$1,088,056
technology	Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	6,056,700	660,423
16.49%	Broadcom Inc.	1,490,000	652,397
	ASML Holding NV (New York registered) (ADR)	795,900	388,177
	ASML Holding NV1	70,000	33,828
	MKS Instruments, Inc.	2,200,000	330,990
	Flex Ltd.[2]	14,500,000	260,710
	FleetCor Technologies, Inc.[2]	900,000	245,547
	Dell Technologies Inc., Class C2	3,250,000	238,193
	VeriSign, Inc.[2]	1,100,000	238,040
	Mastercard Inc., Class A	510,000	182,039
	Visa Inc., Class A	700,200	153,155
	RingCentral, Inc., Class A2	221,100	83,790
	PayPal Holdings, Inc.[2]	316,300	74,077
	Shopify Inc., Class A, subordinate voting shares[2]	55,800	63,163
	Intel Corp.	1,250,000	62,275
	Okta, Inc., Class A2	174,680	44,414
	NVIDIA Corp.	68,566	35,805
	MongoDB, Inc., Class A2	94,819	34,044
	Smartsheet Inc., Class A2	311,910	21,612
			4,890,735

Health care	Johnson & Johnson	3,885,000	611,421
10.70%	UnitedHealth Group Inc.	1,322,300	463,704
	Humana Inc.	865,000	354,884
	Cigna Corp.	1,275,000	265,429
	Thermo Fisher Scientific Inc.	507,000	236,150
	Abbott Laboratories	2,000,000	218,980
	Daiichi Sankyo Company, Ltd.[1]	3,873,900	132,799
	Vertex Pharmaceuticals Inc.[2]	550,000	129,987
	Merck & Co., Inc.	1,400,000	114,520
	Pfizer Inc.	3,060,000	112,639
	Gilead Sciences, Inc.	1,600,000	93,216
	Regeneron Pharmaceuticals, Inc.[2]	150,000	72,466
	Zoetis Inc., Class A	434,700	71,943
	IDEXX Laboratories, Inc.[2]	94,102	47,039
	Allakos Inc.[2]	293,700	41,118
	Cortexyme, Inc.[2,3]	1,218,038	33,837
	Centene Corp.[2]	562,770	33,783
	Ultragenyx Pharmaceutical Inc.[2]	217,400	30,095
	AbCellera Biologics Inc.[2,3]	625,100	25,154
	Viatris Inc.[2]	1,121,937	21,025
	Sarepta Therapeutics, Inc.[2]	115,700	19,726
	Bluebird Bio, Inc.[2]	378,900	16,395
	NuCana PLC (ADR)[2,4]	2,977,153	13,367
	Rotech Healthcare Inc.[1,2,5,6]	184,138	13,074
	Advanz Pharma Corp. Ltd.[2,6]	175,310	773
	Advanz Pharma Corp. Ltd.[2]	41,657	184
			3,173,708

Financials	Chubb Ltd.	2,200,000	338,624
10.36%	First Republic Bank	1,780,000	261,535
	Capital One Financial Corp.	2,000,000	197,700
	CME Group Inc., Class A	977,200	177,899
	JPMorgan Chase & Co.	1,400,000	177,898
	Bank of America Corp.	5,750,000	174,283
	Synchrony Financial	5,000,000	173,550
	The Blackstone Group Inc., Class A	2,190,950	141,995
	Sberbank of Russia PJSC (ADR)[1]	9,788,000	141,103
	Citigroup Inc.	2,250,000	138,735

American Funds Insurance Series     115

Asset Allocation Fund (continued)

Common stocks (continued)		Shares	Value (000)
Financials	Apollo Global Management, Inc., Class A	2,769,732	$135,661
(continued)	Aon PLC, Class A	620,000	130,987
	Arch Capital Group Ltd.[2]	3,234,000	116,650
	Nasdaq, Inc.	844,100	112,046
	MSCI Inc.	225,200	100,559
	Intercontinental Exchange, Inc.	840,000	96,844
	Truist Financial Corp.	1,966,000	94,230
	PNC Financial Services Group, Inc.	500,000	74,500
	Kotak Mahindra Bank Ltd.[1,2]	2,713,240	74,253
	RenaissanceRe Holdings Ltd.	357,000	59,198
	Ares Management Corp., Class A	1,015,403	47,775
	BlackRock, Inc.	56,000	40,406
	S&P Global Inc.	102,000	33,530
	Berkshire Hathaway Inc., Class A2	61	21,217
	Tradeweb Markets Inc., Class A	156,400	9,767
	Jonah Energy Parent LLC[1,2,5]	32,117	482
			3,071,427

Consumer	Amazon.com, Inc.[2]	134,822	439,106
discretionary	Aramark	8,000,000	307,840
6.66%	Home Depot, Inc.	1,113,000	295,635
	General Motors Company	4,100,000	170,724
	LVMH Moët Hennessy-Louis Vuitton SE1	256,896	160,516
	MercadoLibre, Inc.[2]	91,300	152,948
	Kontoor Brands, Inc.[4]	3,700,000	150,072
	VF Corp.	1,000,000	85,410
	Darden Restaurants, Inc.	627,109	74,701
	NIKE, Inc., Class B	357,000	50,505
	Restaurant Brands International Inc.	595,000	36,360
	Booking Holdings Inc.[2]	12,750	28,398
	XPeng Inc., Class A (ADR)[2,3]	517,000	22,143
			1,974,358

Consumer staples	Philip Morris International Inc.	7,543,000	624,485
5.31%	Nestlé SA1	2,700,000	317,868
	Nestlé SA (ADR)	665,000	78,337
	British American Tobacco PLC (ADR)	3,919,700	146,949
	British American Tobacco PLC[1]	1,060,000	39,427
	Altria Group, Inc.	3,750,000	153,750
	Mondelez International, Inc.	1,200,000	70,164
	Colgate-Palmolive Company	677,300	57,916
	Archer Daniels Midland Company	1,000,000	50,410
	Avenue Supermarts Ltd.[1,2]	970,539	36,704
			1,576,010

Communication	Charter Communications, Inc., Class A2	754,600	499,206
services	Facebook, Inc., Class A2	952,100	260,076
5.01%	Comcast Corp., Class A	4,278,910	224,215
	Alphabet Inc., Class C2	78,600	137,698
	Alphabet Inc., Class A2	27,616	48,401
	Netflix, Inc.[2]	226,700	122,583
	New York Times Co., Class A	1,450,000	75,066
	Tencent Holdings Ltd.[1]	965,000	70,510
	Activision Blizzard, Inc.	519,500	48,235
			1,485,990

116     American Funds Insurance Series

Asset Allocation Fund (continued)

Common stocks (continued)		Shares	Value (000)
Industrials	Northrop Grumman Corp.	1,211,900	$369,290
4.28%	Lockheed Martin Corp.	663,000	235,352
	CSX Corp.	2,038,000	184,949
	L3Harris Technologies, Inc.	791,100	149,534
	Komatsu Ltd.[1]	4,604,900	126,186
	Boeing Company	583,000	124,797
	Honeywell International Inc.	152,000	32,330
	Waste Management, Inc.	214,000	25,237
	Cintas Corp.	34,000	12,018
	Associated Materials Group Inc.[1,2,5]	1,588,250	9,974
	ACR III LSC Holdings LLC[1,2,5]	467	703
			1,270,370

Materials	Dow Inc.	4,800,000	266,400
3.16%	LyondellBasell Industries NV	2,368,100	217,060
	Franco-Nevada Corp.	838,620	105,149
	Rio Tinto PLC[1]	1,250,000	93,530
	Royal Gold, Inc.	695,000	73,920
	Nucor Corp.	1,000,000	53,190
	First Quantum Minerals Ltd.	2,775,000	49,814
	Allegheny Technologies Inc.[2]	2,589,437	43,425
	Barrick Gold Corp.	1,455,000	33,145
			935,633

Energy	Chevron Corp.	2,100,000	177,345
1.53%	Pioneer Natural Resources Company	800,000	91,112
	EOG Resources, Inc.	1,352,400	67,444
	Suncor Energy Inc.	4,000,000	67,091
	Rosneft Oil Company PJSC (GDR)[1]	3,730,353	21,035
	ConocoPhillips	335,000	13,397
	Euronav NV	750,000	6,000
	Scorpio Tankers Inc.	345,000	3,860
	Oasis Petroleum Inc.[2]	79,058	2,930
	Weatherford International[2]	289,547	1,737
	Tribune Resources, LLC[1,2,5]	926,514	843
	McDermott International, Inc.[2]	40,219	33
	Sable Permian Resources, LLC, units[1,2,5]	24,001,604	—	[7]
			452,827

Real estate	Crown Castle International Corp. REIT	1,032,335	164,337
1.28%	American Tower Corp. REIT	328,100	73,645
	VICI Properties Inc. REIT	2,805,000	71,528
	Alexandria Real Estate Equities, Inc. REIT	399,000	71,110
			380,620

Utilities	Enel SpA[1]	24,000,000	242,361
1.00%	DTE Energy Company	226,000	27,439
	Xcel Energy Inc.	400,000	26,668
			296,468
	Total common stocks (cost: $11,273,725,000)		19,508,146

American Funds Insurance Series     117

Asset Allocation Fund (continued)

Rights & warrants 0.00%		Shares	Value (000)
Energy	Tribune Resources, LLC, Class A, warrants, expire 2023[1,2,5]	311,755	$—	[7]
0.00%	Tribune Resources, LLC, Class B, warrants, expire 2023[1,2,5]	242,476	—	[7]
	Tribune Resources, LLC, Class C, warrants, expire 2023[1,2,5]	227,540	—	[7]
	Total rights & warrants (cost: $47,000)		—	[7]

Convertible stocks 0.50%
Information	Broadcom Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	60,000	85,348
technology
0.29%

Financials 0.15%	2020 Cash Mandatory Exchangeable Trust, convertible preferred shares, 5.25% 2023[8]	37,778	45,378

Health care 0.06%	Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023[3]	13,300	17,304
	Total convertible stocks (cost: $110,591,000)		148,030

		Principal amount
Bonds, notes & other debt instruments 30.11%		(000)
Corporate bonds, notes & loans 12.99%
Financials	ACE INA Holdings Inc. 2.875% 2022	$3,880	4,047
2.27%	ACE INA Holdings Inc. 3.35% 2026	1,380	1,556
	ACE INA Holdings Inc. 4.35% 2045	800	1,085
	Advisor Group Holdings, LLC 6.25% 2028[8]	2,445	2,479
	AG Merger Sub II, Inc. 10.75% 2027[8]	2,484	2,752
	Allstate Corp. 3.85% 2049	950	1,194
	Ally Financial Inc. 8.00% 2031	3,000	4,274
	American International Group, Inc. 2.50% 2025	15,800	16,992
	American International Group, Inc. 4.20% 2028	565	671
	American International Group, Inc. 3.40% 2030	4,540	5,203
	American International Group, Inc. 4.375% 2050	1,770	2,318
	AON Corp. 2.20% 2022	2,236	2,312
	Banco Santander, SA 2.749% 2030	5,400	5,578
	Bangkok Bank PCL 3.733% 2034 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.90% on 9/25/2029)[9]	1,278	1,333
	Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[9]	6,000	6,413
	Bank of America Corp. 1.197% 2026 (USD-SOFR + 1.01% on 10/24/2025)[9]	2,500	2,534
	Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[9]	2,345	2,653
	Bank of America Corp. 1.898% 2031 (USD-SOFR + 1.53% on 7/23/2030)[9]	42,674	43,128
	Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[9]	11,065	11,215
	Bank of America Corp. 2.676% 2041 (USD-SOFR + 1.93% on 6/19/2040)[9]	750	783
	Bank of Nova Scotia 1.625% 2023	5,000	5,145
	BB&T Corp. 2.625% 2022	2,500	2,557
	BB&T Corp. 2.75% 2022	762	784
	Berkshire Hathaway Finance Corp. 4.20% 2048	6,570	8,679
	Berkshire Hathaway Finance Corp. 4.25% 2049	1,125	1,495
	Berkshire Hathaway Inc. 2.20% 2021	500	501
	Berkshire Hathaway Inc. 2.75% 2023	1,615	1,696
	Berkshire Hathaway Inc. 3.125% 2026	500	559
	BNP Paribas 3.375% 2025[8]	3,225	3,538
	Citigroup Inc. 2.312% 2022 (USD-SOFR + 0.867% on 11/4/2021)[9]	9,000	9,146
	Citigroup Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)[9]	3,254	3,585
	Citigroup Inc. 2.572% 2031 (USD-SOFR + 2.107% on 6/3/2030)[9]	5,575	5,944
	CME Group Inc. 3.75% 2028	3,425	4,059
	Commonwealth Bank of Australia 3.35% 2024	1,225	1,342
	Commonwealth Bank of Australia 3.35% 2024[8]	1,000	1,096
	Compass Diversified Holdings 8.00% 2026[8]	3,245	3,419

118     American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials	Crédit Agricole SA 4.375% 2025[8]	$850	$955
(continued)	Credit Suisse AG (New York Branch) 2.95% 2025	2,700	2,963
	Credit Suisse Group AG 3.80% 2023	1,625	1,751
	Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[8,9]	800	907
	Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[8,9]	11,625	13,683
	Danske Bank AS 2.70% 2022[8]	1,000	1,025
	Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[9]	5,800	5,935
	Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)[9]	4,050	4,401
	DNB Bank ASA 2.375% 2021[8]	2,000	2,018
	Ford Motor Credit Co. 3.375% 2025	5,750	5,896
	FS Energy and Power Fund 7.50% 2023[8]	2,995	2,883
	Goldman Sachs Group, Inc. 1.093% 2026 (USD-SOFR + 0.789% on 12/9/2025)[9]	11,150	11,275
	Goldman Sachs Group, Inc. 3.691% 2028 (3-month USD-LIBOR + 1.51% on 6/5/2027)[9]	2,000	2,307
	Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[9]	390	452
	Goldman Sachs Group, Inc. 2.60% 2030	7,000	7,538
	Groupe BPCE SA 2.75% 2023[8]	600	628
	Groupe BPCE SA 5.70% 2023[8]	3,460	3,918
	Groupe BPCE SA 5.15% 2024[8]	2,500	2,849
	Groupe BPCE SA 1.652% 2026 (USD-SOFR + 1.52% on 10/6/2025)[8,9]	6,375	6,530
	Hartford Financial Services Group, Inc. 2.80% 2029	3,480	3,786
	Hartford Financial Services Group, Inc. 3.60% 2049	1,000	1,175
	HSBC Holdings PLC 3.262% 2023 (3-month USD-LIBOR + 1.055% on 3/13/2022)[9]	1,500	1,551
	HSBC Holdings PLC 4.25% 2024	3,000	3,312
	HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[9]	625	665
	HSBC Holdings PLC 2.099% 2026 (USD-SOFR + 1.929% on 6/4/2025)[9]	6,000	6,240
	HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[9]	4,675	5,532
	HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[9]	9,675	11,191
	HSBC Holdings PLC 2.357% 2031 (USD-SOFR + 1.947% on 8/18/2030)[9]	12,025	12,439
	Icahn Enterprises Finance Corp. 6.25% 2022	5,675	5,702
	Icahn Enterprises Finance Corp. 5.25% 2027	1,185	1,273
	Intercontinental Exchange, Inc. 2.65% 2040	7,425	7,643
	Intercontinental Exchange, Inc. 3.00% 2060	2,380	2,499
	Intesa Sanpaolo SpA 3.375% 2023[8]	750	786
	Intesa Sanpaolo SpA 3.25% 2024[8]	750	802
	Intesa Sanpaolo SpA 5.017% 2024[8]	1,730	1,893
	Intesa Sanpaolo SpA 3.875% 2027[8]	300	330
	JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[9]	4,725	5,066
	JPMorgan Chase & Co. 1.045% 2026 (USD-SOFR + 0.80% on 11/19/2025)[9]	3,955	4,001
	JPMorgan Chase & Co. 1.764% 2031 (USD-SOFR + 1.05% on 11/19/2030)[9]	5,000	5,053
	JPMorgan Chase & Co. 2.522% 2031 (USD-SOFR + 2.04% on 4/22/2030)[9]	7,325	7,879
	JPMorgan Chase & Co. 3.109% 2051 (USD-SOFR + 3.109% on 4/22/2050)[9]	3,236	3,603
	JPMorgan Chase & Co., Series Z, junior subordinated, 4.014% (3-month USD-LIBOR + 3.80% on 2/1/2021)[9]	500	498
	Kasikornbank PC HK 3.343% 2031 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.70% on 10/2/2026)[9]	1,222	1,257
	Ladder Capital Corp. 5.25% 2022[8]	475	478
	Ladder Capital Corp. 4.25% 2027[8]	3,157	3,110
	Lloyds Banking Group PLC 2.907% 2023 (3-month USD-LIBOR + 0.81% on 11/7/2022)[9]	750	784
	Lloyds Banking Group PLC 4.05% 2023	2,000	2,187
	Lloyds Banking Group PLC 3.87% 2025 (UST Yield Curve Rate T Note Constant Maturity 1-year + 3.50% on 7/9/2024)[9]	6,340	6,998
	Lloyds Banking Group PLC 4.45% 2025	800	918
	Lloyds Banking Group PLC 4.375% 2028	2,150	2,559
	LPL Financial Holdings Inc. 4.625% 2027[8]	2,200	2,284
	Marsh & McLennan Companies, Inc. 3.875% 2024	820	905
	Marsh & McLennan Companies, Inc. 4.375% 2029	1,705	2,076
	Marsh & McLennan Companies, Inc. 4.90% 2049	1,539	2,233
	MetLife, Inc. 4.55% 2030	3,770	4,715
	Metropolitan Life Global Funding I 1.95% 2021[8]	1,250	1,265
	Metropolitan Life Global Funding I 1.95% 2023[8]	7,800	8,050

American Funds Insurance Series     119

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials	Metropolitan Life Global Funding I 0.95% 2025[8]	$18,767	$19,024
(continued)	MGIC Investment Corp. 5.25% 2028	1,175	1,259
	Mitsubishi UFJ Financial Group, Inc. 2.623% 2022	1,610	1,665
	Mitsubishi UFJ Financial Group, Inc. 2.801% 2024	1,610	1,727
	Mitsubishi UFJ Financial Group, Inc. 3.195% 2029	5,000	5,636
	Morgan Stanley 2.50% 2021	3,000	3,019
	Morgan Stanley 3.70% 2024	2,410	2,684
	Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[9]	300	323
	Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[9]	18,706	18,853
	Morgan Stanley 3.125% 2026	325	364
	Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)[9]	6,000	6,518
	Morgan Stanley 1.794% 2032 (USD-SOFR + 1.034% on 2/13/2031)[9]	3,000	3,020
	Navient Corp. 6.50% 2022	3,675	3,898
	Navient Corp. 5.50% 2023	10,165	10,654
	Navient Corp. 7.25% 2023	725	796
	Navient Corp. 5.875% 2024	1,005	1,070
	Navient Corp. 6.125% 2024	8,030	8,597
	New York Life Global Funding 1.70% 2021[8]	1,125	1,136
	New York Life Global Funding 2.30% 2022[8]	250	257
	New York Life Global Funding 0.95% 2025[8]	8,537	8,658
	New York Life Global Funding 2.35% 2026[8]	890	951
	New York Life Global Funding 1.20% 2030[8]	3,528	3,424
	New York Life Insurance Company 3.75% 2050[8]	527	631
	Owl Rock Capital Corp. 4.625% 2024[8]	2,305	2,363
	Owl Rock Capital Corp. 3.75% 2025	2,874	2,985
	Owl Rock Capital Corp. 4.00% 2025	102	107
	Owl Rock Capital Corp. 3.375% 2026	1,290	1,308
	PNC Bank 2.55% 2021	4,000	4,079
	PNC Financial Services Group, Inc. 2.854% 2022[9]	1,445	1,513
	PNC Financial Services Group, Inc. 3.50% 2024	3,850	4,198
	PNC Financial Services Group, Inc. 3.90% 2024	2,000	2,217
	PNC Financial Services Group, Inc. 2.55% 2030	2,000	2,192
	Power Financial Corp Ltd. 5.25% 2028	383	442
	Power Financial Corp Ltd. 6.15% 2028	350	427
	Power Financial Corp Ltd. 4.50% 2029	554	611
	Power Financial Corp Ltd. 3.95% 2030	1,213	1,298
	Progressive Corp. 3.20% 2030	1,380	1,592
	Prudential Financial, Inc. 3.878% 2028	500	588
	Prudential Financial, Inc. 4.35% 2050	7,000	9,196
	Quicken Loans, LLC 3.625% 2029[8]	1,505	1,538
	Rabobank Nederland 2.75% 2022	2,250	2,307
	Rabobank Nederland 4.375% 2025	4,500	5,138
	Royal Bank of Canada 3.20% 2021	12,000	12,115
	Royal Bank of Canada 1.15% 2025	11,711	11,972
	Skandinaviska Enskilda Banken AB 1.875% 2021	1,675	1,694
	Skandinaviska Enskilda Banken AB 2.625% 2021	250	251
	Skandinaviska Enskilda Banken AB 2.80% 2022	700	721
	Springleaf Finance Corp. 6.125% 2024	5,825	6,371
	Starwood Property Trust, Inc. 5.00% 2021	6,625	6,753
	Starwood Property Trust, Inc. 5.50% 2023[8]	1,160	1,214
	Swiss Re Finance (Luxembourg) SA 5.00% 2049 (UST Yield Curve Rate T Note Constant Maturity 5-year + 3.582% on 4/2/2029)[8,9]	2,800	3,271
	Toronto-Dominion Bank 2.65% 2024	625	670
	Toronto-Dominion Bank 0.75% 2025	5,375	5,398
	Toronto-Dominion Bank 1.15% 2025	12,000	12,259
	Travelers Companies, Inc. 4.00% 2047	860	1,116
	Travelers Companies, Inc. 4.10% 2049	910	1,199
	Travelers Companies, Inc. 2.55% 2050	172	181
	Travelport Finance Luxembourg SARL, Term Loan, (3-month USD-LIBOR + 8.00%) 1.06% 2025 (72.22% PIK)[10,11,12]	1,460	1,445

120     American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)	Travelport Finance Luxembourg SARL, Term Loan, (3-month USD-LIBOR + 5.00%) 5.254% 2026[10,12]	$1,795	$1,244
	U.S. Bancorp 2.625% 2022	1,805	1,847
	U.S. Bancorp 2.40% 2024	2,000	2,133
	U.S. Bancorp 3.70% 2024	5,000	5,486
	U.S. Bancorp 2.375% 2026	4,000	4,339
	UBS Group AG 4.125% 2025[8]	2,750	3,152
	UBS Group AG 1.364% 2027 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.08% on 1/30/2026)[8,9]	2,925	2,959
	UniCredit SpA 3.75% 2022[8]	5,725	5,934
	UniCredit SpA 6.572% 2022[8]	475	501
	UniCredit SpA 4.625% 2027[8]	625	712
	UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[8,9]	1,200	1,353
	Wells Fargo & Company 2.164% 2026 (3-month USD-LIBOR + 0.75% on 2/11/2025)[9]	8,000	8,416
	Wells Fargo & Company 3.196% 2027 (3-month USD-LIBOR + 1.17% on 6/17/2026)[9]	1,988	2,205
	Wells Fargo & Company 3.584% 2028 (3-month USD-LIBOR + 1.31% on 5/22/2027)[9]	217	246
	Wells Fargo & Company 2.879% 2030 (3-month USD-LIBOR + 1.17% on 10/30/2029)[9]	2,904	3,169
	Wells Fargo & Company 2.572% 2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)[9]	12,846	13,604
	Wells Fargo & Company 3.068% 2041 (USD-SOFR + 2.53% on 4/30/2040)[9]	3,076	3,351
	Westpac Banking Corp. 2.75% 2023	1,750	1,840
	Westpac Banking Corp. 2.894% 2030 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.35% on 2/4/2025)[9]	8,500	8,914
	Westpac Banking Corp. 2.668% 2035 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.75% on 11/15/2030)[9]	3,325	3,429
	Westpac Banking Corp. 2.963% 2040	1,500	1,597
			674,041

Utilities	AEP Transmission Co. LLC 3.75% 2047	2,390	2,915
1.54%	AEP Transmission Co. LLC 4.25% 2048	1,524	2,015
	AEP Transmission Co. LLC 3.65% 2050	550	669
	Ameren Corp. 2.50% 2024	969	1,034
	Ameren Corp. 3.50% 2031	4,829	5,560
	Ameren Corp. 4.50% 2049	425	579
	American Electric Power Company, Inc. 2.95% 2022	3,020	3,155
	American Electric Power Company, Inc. 1.00% 2025	625	633
	American Electric Power Company, Inc. 2.30% 2030	4,500	4,706
	CenterPoint Energy, Inc. 2.50% 2022	900	931
	CenterPoint Energy, Inc. 3.85% 2024	3,275	3,585
	CenterPoint Energy, Inc. 2.95% 2030	1,350	1,471
	CenterPoint Energy, Inc. 3.70% 2049	2,775	3,202
	CenterPoint Energy, Inc. 2.90% 2050	350	380
	CMS Energy Corp. 3.00% 2026	1,004	1,108
	CMS Energy Corp. 3.45% 2027	1,850	2,093
	Comisión Federal de Electricidad 4.75% 2027[8]	645	734
	Commonwealth Edison Co. 4.35% 2045	1,585	2,070
	Commonwealth Edison Co. 4.00% 2048	2,600	3,293
	Connecticut Light and Power Co. 0.75% 2025	825	835
	Connecticut Light and Power Co. 3.20% 2027	1,525	1,713
	Consolidated Edison Co. of New York, Inc. 4.50% 2058	6,100	8,064
	Consumers Energy Co. 3.25% 2046	507	580
	Consumers Energy Co. 4.05% 2048	3,017	3,954
	Consumers Energy Co. 3.10% 2050	1,730	2,004
	Consumers Energy Co. 3.75% 2050	1,193	1,500
	Dominion Resources, Inc. 2.00% 2021	665	671
	Dominion Resources, Inc. 2.75% 2022	800	818
	Dominion Resources, Inc. 3.30% 2025	1,164	1,283
	Dominion Resources, Inc. 2.85% 2026	750	827
	Dominion Resources, Inc., junior subordinated, 3.071% 2024[9]	1,775	1,917
	DPL Inc. 4.125% 2025[8]	1,160	1,254

American Funds Insurance Series     121

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities	DTE Energy Co. 3.95% 2049	$1,800	$2,337
(continued)	Duke Energy Carolinas, LLC 3.95% 2028	1,250	1,491
	Duke Energy Corp. 0.90% 2025	800	802
	Duke Energy Florida, LLC 3.20% 2027	1,445	1,615
	Duke Energy Florida, LLC 1.75% 2030	5,000	5,116
	Duke Energy Indiana, Inc. 3.25% 2049	1,225	1,387
	Duke Energy Ohio, Inc. 2.125% 2030	850	891
	Duke Energy Progress Inc. 3.70% 2046	750	907
	Duke Energy Progress, LLC 2.50% 2050	1,459	1,471
	Edison International 3.55% 2024	4,763	5,133
	Edison International 4.95% 2025	250	286
	Edison International 5.75% 2027	5,436	6,512
	Edison International 4.125% 2028	5,904	6,584
	EDP Finance BV 3.625% 2024[8]	4,100	4,478
	Electricité de France SA 4.75% 2035[8]	1,250	1,558
	Electricité de France SA 4.875% 2038[8]	2,750	3,434
	Electricité de France SA 5.60% 2040	525	705
	Emera US Finance LP 3.55% 2026	320	360
	Enersis Américas SA 4.00% 2026	245	275
	Entergy Corp. 2.95% 2026	872	962
	Entergy Corp. 3.12% 2027	3,000	3,346
	Entergy Corp. 1.60% 2030	875	885
	Entergy Corp. 2.80% 2030	4,700	5,081
	Entergy Corp. 3.75% 2050	850	987
	Entergy Louisiana, LLC 4.20% 2048	4,200	5,475
	Entergy Texas, Inc. 1.75% 2031	5,575	5,597
	Evergy Metro, Inc. 2.25% 2030	1,320	1,399
	Eversource Energy 3.80% 2023	2,730	2,991
	Exelon Corp. 3.40% 2026	100	113
	Exelon Corp. 4.70% 2050	500	666
	Exelon Corp., junior subordinated, 3.497% 2022[9]	1,075	1,118
	FirstEnergy Corp. 1.60% 2026	4,160	4,070
	FirstEnergy Corp. 3.90% 2027 (4.40% on 1/16/2021)[9]	6,708	7,400
	FirstEnergy Corp. 2.25% 2030	25,443	24,629
	FirstEnergy Corp. 2.65% 2030	11,581	11,630
	FirstEnergy Corp. 3.40% 2050	9,400	9,037
	Florida Power & Light Co. 3.15% 2049	1,975	2,276
	Gulf Power Co. 3.30% 2027	4,500	5,075
	Interstate Power and Light Co. 2.30% 2030	825	874
	Jersey Central Power & Light Co. 4.30% 2026[8]	1,790	2,004
	MidAmerican Energy Holdings Co. 3.10% 2027	2,000	2,244
	Mississippi Power Co. 3.95% 2028	2,814	3,283
	National Grid PLC 3.15% 2027[8]	275	306
	NextEra Energy Capital Holdings, Inc. 2.75% 2029	641	699
	Northern States Power Co. 4.125% 2044	6,000	7,781
	Northern States Power Co. 2.60% 2051	147	156
	Oncor Electric Delivery Company LLC 2.75% 2024	1,525	1,636
	Oncor Electric Delivery Company LLC 0.55% 2025[8]	1,625	1,624
	Pacific Gas and Electric Co. 1.75% 2022	1,575	1,580
	Pacific Gas and Electric Co. 4.25% 2023	3,445	3,701
	Pacific Gas and Electric Co. 3.40% 2024	1,385	1,476
	Pacific Gas and Electric Co. 2.95% 2026	7,825	8,282
	Pacific Gas and Electric Co. 3.15% 2026	6,925	7,385
	Pacific Gas and Electric Co. 2.10% 2027	14,885	15,127
	Pacific Gas and Electric Co. 3.30% 2027	5,118	5,484
	Pacific Gas and Electric Co. 3.30% 2027	4,775	5,104
	Pacific Gas and Electric Co. 3.75% 2028	500	547
	Pacific Gas and Electric Co. 4.65% 2028	5,449	6,229
	Pacific Gas and Electric Co. 2.50% 2031	21,246	21,300
	Pacific Gas and Electric Co. 3.30% 2040	375	375
	Pacific Gas and Electric Co. 3.75% 2042	1,505	1,517

122     American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities	Pacific Gas and Electric Co. 3.50% 2050	$5,012	$4,993
(continued)	PacifiCorp., First Mortgage Bonds, 3.60% 2024	5,695	6,210
	PacifiCorp., First Mortgage Bonds, 4.125% 2049	5,500	7,072
	Peco Energy Co. 2.80% 2050	975	1,038
	PG&E Corp. 5.00% 2028	3,850	4,105
	Public Service Company of Colorado 2.25% 2022	2,000	2,048
	Public Service Company of Colorado 1.90% 2031	2,500	2,612
	Public Service Company of Colorado 3.80% 2047	1,720	2,132
	Public Service Electric and Gas Co. 3.65% 2028	1,700	1,975
	Public Service Electric and Gas Co. 3.20% 2029	2,333	2,663
	Public Service Electric and Gas Co. 2.45% 2030	679	738
	Public Service Electric and Gas Co. 3.60% 2047	548	661
	Public Service Electric and Gas Co. 2.05% 2050	1,840	1,731
	Public Service Electric and Gas Co. 3.15% 2050	4,150	4,740
	Public Service Enterprise Group Inc. 2.65% 2022	1,900	1,981
	Public Service Enterprise Group Inc. 2.25% 2026	345	373
	Public Service Enterprise Group Inc. 1.60% 2030	4,375	4,320
	Puget Energy, Inc. 6.00% 2021	1,823	1,887
	Puget Energy, Inc. 5.625% 2022	1,965	2,081
	Puget Sound Energy, Inc. 3.25% 2049	3,000	3,339
	San Diego Gas & Electric Co. 1.70% 2030	851	861
	San Diego Gas & Electric Co. 6.125% 2037	1,450	1,998
	San Diego Gas & Electric Co. 4.50% 2040	750	956
	San Diego Gas & Electric Co. 3.75% 2047	331	388
	San Diego Gas & Electric Co. 4.10% 2049	1,607	2,008
	San Diego Gas & Electric Co. 3.32% 2050	500	570
	Southern California Edison Co. 2.90% 2021	8,000	8,033
	Southern California Edison Co. 3.70% 2025	611	686
	Southern California Edison Co. 3.65% 2028	821	922
	Southern California Edison Co. 2.85% 2029	5,450	5,949
	Southern California Edison Co. 2.25% 2030	7,642	7,965
	Southern California Edison Co. 6.00% 2034	2,500	3,482
	Southern California Edison Co. 5.35% 2035	3,000	4,075
	Southern California Edison Co. 5.75% 2035	675	933
	Southern California Edison Co. 4.00% 2047	1,406	1,652
	Southern California Edison Co. 4.125% 2048	2,902	3,468
	Southern California Edison Co. 4.875% 2049	3,745	4,946
	Southern California Edison Co. 3.65% 2050	1,030	1,171
	Southern California Edison Co., Series C, 3.60% 2045	3,840	4,261
	Southern California Gas Company 2.55% 2030	4,650	5,047
	Talen Energy Corp. 10.50% 2026[8]	885	789
	Talen Energy Corp. 7.25% 2027[8]	4,130	4,405
	Talen Energy Supply, LLC 7.625% 2028[8]	1,575	1,700
	Union Electric Co. 2.625% 2051	5,625	5,896
	Virginia Electric and Power Co. 3.80% 2028	2,000	2,343
	Virginia Electric and Power Co. 4.00% 2043	969	1,220
	Virginia Electric and Power Co. 4.60% 2048	2,650	3,723
	Virginia Electric and Power Co. 2.45% 2050	1,825	1,835
	Xcel Energy Inc. 3.35% 2026	5,000	5,646
	Xcel Energy Inc. 2.60% 2029	4,758	5,155
	Xcel Energy Inc. 3.40% 2030	1,000	1,151
	Xcel Energy Inc. 6.50% 2036	2,000	3,011
	Xcel Energy Inc. 3.50% 2049	1,276	1,496
			456,786

Energy	American Energy-Permian Basin, LLC / AEPB Finance Corp. 12.00% 2024[8,13]	2,935	22
1.53%	Antero Resources Corp. 7.875% 2026[8]	207	214
	Apache Corp. 4.875% 2027	2,150	2,282
	Apache Corp. 4.375% 2028	2,580	2,690

American Funds Insurance Series     123

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy	Baker Hughes, a GE Co. 4.486% 2030	$1,596	$1,919
(continued)	Baker Hughes, a GE Co. 4.08% 2047	571	645
	BP Capital Markets America Inc. 1.749% 2030	2,024	2,032
	BP Capital Markets America Inc. 3.633% 2030	1,190	1,385
	BP Capital Markets America Inc. 2.772% 2050	7,552	7,472
	BP Capital Markets America Inc. 2.939% 2051	1,260	1,287
	Canadian Natural Resources Ltd. 2.95% 2023	1,935	2,024
	Canadian Natural Resources Ltd. 2.05% 2025	5,814	6,104
	Canadian Natural Resources Ltd. 3.85% 2027	4,448	4,996
	Canadian Natural Resources Ltd. 2.95% 2030	10,682	11,439
	Canadian Natural Resources Ltd. 4.95% 2047	1,559	1,980
	Cenovus Energy Inc. 3.80% 2023	3,970	4,125
	Cenovus Energy Inc. 4.25% 2027	5,690	6,216
	Cenovus Energy Inc. 6.75% 2039	400	529
	Cheniere Energy Partners, LP 5.625% 2026	2,475	2,584
	Cheniere Energy, Inc. 4.625% 2028[8]	4,595	4,831
	Cheniere Energy, Inc. 3.70% 2029	5,977	6,663
	Chesapeake Energy Corp. 4.875% 2022[13]	7,225	361
	Chesapeake Energy Corp. 11.50% 2025[8,13]	5,122	904
	Chesapeake Energy Corp., Term Loan, (3-month USD-LIBOR + 8.00%) 8.223% 2024[10,12,13]	6,132	5,028
	Chevron Corp. 1.995% 2027	2,631	2,791
	Chevron Corp. 2.236% 2030	1,862	1,994
	Chevron Corp. 2.978% 2040	268	297
	Chevron Corp. 3.078% 2050	301	335
	Chevron USA Inc. 0.687% 2025	3,135	3,154
	Chevron USA Inc. 1.018% 2027	7,311	7,309
	CNX Resources Corp. 7.25% 2027[8]	1,725	1,848
	CNX Resources Corp. 6.00% 2029[8]	425	436
	Comstock Resources, Inc. 9.75% 2026	1,266	1,360
	Concho Resources Inc. 4.30% 2028	9,615	11,370
	Concho Resources Inc. 2.40% 2031	963	1,010
	Concho Resources Inc. 4.85% 2048	750	1,010
	Constellation Oil Services Holding SA 10.00% 2024 (100% PIK)[8,11]	1,084	309
	Continental Resources Inc. 5.75% 2031[8]	1,430	1,590
	DCP Midstream Operating LP 4.95% 2022	3,145	3,250
	Diamond Offshore Drilling, Inc. 4.875% 2043[13]	5,610	711
	Enbridge Energy Partners, LP 5.875% 2025	3,200	3,915
	Enbridge Energy Partners, LP 7.375% 2045	544	831
	Enbridge Energy Partners, LP, Series B, 7.50% 2038	2,000	2,841
	Enbridge Inc. 4.00% 2023	1,678	1,827
	Enbridge Inc. 2.50% 2025	1,700	1,822
	Enbridge Inc. 3.70% 2027	162	185
	Energy Transfer Operating, LP 2.90% 2025	1,601	1,695
	Energy Transfer Operating, LP 3.75% 2030	1,361	1,469
	Energy Transfer Operating, LP 5.00% 2050	23,216	25,161
	Energy Transfer Partners, LP 4.50% 2024	1,210	1,325
	Energy Transfer Partners, LP 4.75% 2026	2,494	2,823
	Energy Transfer Partners, LP 5.25% 2029	5,757	6,723
	Energy Transfer Partners, LP 6.00% 2048	774	921
	Energy Transfer Partners, LP 6.25% 2049	6,257	7,569
	Enterprise Products Operating LLC 2.80% 2030	942	1,022
	Enterprise Products Operating LLC 4.90% 2046	500	637
	Enterprise Products Operating LLC 3.20% 2052	1,954	1,993
	EQM Midstream Partners, LP 4.125% 2026	686	692
	EQM Midstream Partners, LP 6.50% 2027[8]	2,690	3,033
	EQM Midstream Partners, LP 5.50% 2028	2,588	2,834
	EQT Corp. 7.875% 2025	1,295	1,477
	EQT Corp. 3.90% 2027	450	448
	EQT Corp. 5.00% 2029	340	359
	EQT Corp. 8.75% 2030	1,110	1,358

124     American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy	Equinor ASA 1.75% 2026	$4,064	$4,270
(continued)	Equinor ASA 3.625% 2028	3,685	4,295
	Equinor ASA 3.25% 2049	5,320	5,912
	Extraction Oil & Gas, Inc. 5.625% 2026[8,13]	4,125	757
	Exxon Mobil Corp. 2.222% 2021	3,070	3,074
	Exxon Mobil Corp. 2.019% 2024	643	677
	Exxon Mobil Corp. 2.992% 2025	2,000	2,190
	Exxon Mobil Corp. 2.44% 2029	1,963	2,133
	Exxon Mobil Corp. 3.452% 2051	596	681
	Genesis Energy, LP 5.625% 2024	575	560
	Genesis Energy, LP 6.50% 2025	3,572	3,480
	Genesis Energy, LP 8.00% 2027	595	594
	Halliburton Company 3.80% 2025	16	18
	Harvest Midstream I, LP 7.50% 2028[8]	850	906
	Hess Midstream Partners LP 5.125% 2028[8]	2,155	2,255
	Hilcorp Energy I, LP 5.75% 2025[8]	2,575	2,613
	Kinder Morgan, Inc. 4.30% 2028	4,359	5,116
	Kinder Morgan, Inc. 2.00% 2031	3,000	3,034
	Kinder Morgan, Inc. 3.25% 2050	1,338	1,347
	Marathon Oil Corp. 4.40% 2027	1,005	1,117
	MPLX LP 1.75% 2026	1,756	1,818
	MPLX LP 4.125% 2027	500	577
	MPLX LP 4.80% 2029	1,724	2,084
	MPLX LP 2.65% 2030	8,266	8,672
	MPLX LP 4.50% 2038	750	858
	MPLX LP 4.70% 2048	2,500	2,970
	MPLX LP 5.50% 2049	6,393	8,419
	New Fortress Energy Inc. 6.75% 2025[8]	17	18
	NGL Energy Partners LP 7.50% 2023	1,610	1,143
	NGL Energy Partners LP 6.125% 2025	8,322	5,295
	Occidental Petroleum Corp. 4.85% 2021	2,751	2,763
	Occidental Petroleum Corp. 2.90% 2024	2,698	2,601
	Occidental Petroleum Corp. 5.50% 2025	1,640	1,713
	Occidental Petroleum Corp. 6.375% 2028	1,855	1,965
	ONEOK, Inc. 2.20% 2025	527	550
	ONEOK, Inc. 5.85% 2026	16,837	20,185
	ONEOK, Inc. 3.10% 2030	2,141	2,283
	ONEOK, Inc. 6.35% 2031	1,601	2,056
	ONEOK, Inc. 5.20% 2048	298	348
	ONEOK, Inc. 4.50% 2050	873	918
	ONEOK, Inc. 7.15% 2051	812	1,125
	Ovintiv Inc. 6.50% 2034	1,825	2,114
	Parsley Energy, Inc. 5.25% 2025[8]	403	421
	Peabody Energy Corp. 6.00% 2022[8]	2,750	2,013
	Petrobras Global Finance Co. 6.75% 2050	2,240	2,786
	Petróleos Mexicanos 6.875% 2025[8]	5,700	6,255
	Petróleos Mexicanos 5.35% 2028	1,870	1,848
	Phillips 66 3.90% 2028	2,107	2,432
	Phillips 66 2.15% 2030	1,541	1,567
	Phillips 66 Partners LP 3.55% 2026	160	175
	Phillips 66 Partners LP 4.68% 2045	400	434
	Phillips 66 Partners LP 4.90% 2046	275	308
	Pioneer Natural Resources Company 1.90% 2030	2,564	2,542
	Plains All American Pipeline, LP 3.80% 2030	830	893
	Rattler Midstream Partners LP 5.625% 2025[8]	355	376
	Rockies Express Pipeline LLC 4.95% 2029[8]	2,689	2,802
	Sabine Pass Liquefaction, LLC 5.875% 2026	923	1,117
	Sabine Pass Liquefaction, LLC 4.20% 2028	1,307	1,501
	Sabine Pass Liquefaction, LLC 4.50% 2030[8]	11,548	13,696
	Saudi Arabian Oil Co. 1.25% 2023[8]	250	253
	Saudi Arabian Oil Co. 1.625% 2025[8]	1,160	1,189

American Funds Insurance Series     125

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy	Saudi Arabian Oil Co. 2.25% 2030[8]	$1,800	$1,834
(continued)	Schlumberger BV 3.75% 2024[8]	495	540
	Schlumberger BV 4.00% 2025[8]	70	80
	Shell International Finance BV 3.875% 2028	2,787	3,302
	Shell International Finance BV 2.75% 2030	5,000	5,520
	Shell International Finance BV 3.25% 2050	907	1,029
	Southwestern Energy Co. 6.45% 2025[9]	1,760	1,829
	Southwestern Energy Co. 7.50% 2026	335	352
	Southwestern Energy Co. 8.375% 2028	395	429
	Statoil ASA 2.75% 2021	1,925	1,964
	Statoil ASA 3.25% 2024	2,850	3,143
	Statoil ASA 4.25% 2041	2,000	2,515
	Suncor Energy Inc. 3.10% 2025	3,687	4,042
	Sunoco Logistics Operating Partners, LP 5.40% 2047	650	733
	Tallgrass Energy Partners, LP 7.50% 2025[8]	550	595
	Targa Resources Partners LP 5.875% 2026	1,350	1,434
	Targa Resources Partners LP 5.50% 2030	2,260	2,456
	Targa Resources Partners LP 4.875% 2031[8]	1,065	1,157
	Teekay Corp. 9.25% 2022[8]	4,825	4,934
	Teekay Offshore Partners LP 8.50% 2023[8]	3,550	3,026
	Total Capital International 3.127% 2050	808	877
	Total SE 2.986% 2041	11,607	12,705
	TransCanada PipeLines Ltd. 4.25% 2028	1,090	1,288
	TransCanada PipeLines Ltd. 4.10% 2030	7,951	9,400
	TransCanada PipeLines Ltd. 4.75% 2038	3,000	3,754
	TransCanada PipeLines Ltd. 4.875% 2048	700	905
	Valero Energy Corp. 4.00% 2029	4,000	4,501
	Vine Oil & Gas LP 8.75% 2023[8]	2,500	2,000
	Weatherford International PLC 8.75% 2024[8]	3,571	3,584
	Weatherford International PLC 11.00% 2024[8]	9,918	7,761
	Western Gas Partners LP 4.50% 2028	4,450	4,628
	Williams Companies, Inc. 3.50% 2030	10,474	11,871
	Williams Partners LP 4.30% 2024	85	94
	Woodside Finance Ltd. 4.60% 2021[8]	1,965	1,973
			453,833

Health care	Abbott Laboratories 3.40% 2023	185	201
1.51%	Abbott Laboratories 3.75% 2026	5,012	5,874
	Abbott Laboratories 4.75% 2036	460	634
	Abbott Laboratories 4.90% 2046	500	740
	AbbVie Inc. 2.60% 2024	3,000	3,218
	AbbVie Inc. 3.60% 2025	10,000	11,150
	AbbVie Inc. 3.80% 2025	206	230
	AbbVie Inc. 2.95% 2026	1,445	1,600
	Amgen Inc. 2.20% 2027	2,429	2,605
	Anthem, Inc. 2.375% 2025	818	875
	AstraZeneca PLC 2.375% 2022	4,072	4,186
	AstraZeneca PLC 3.375% 2025	13,790	15,515
	AstraZeneca PLC 0.70% 2026	8,935	8,892
	AstraZeneca PLC 1.375% 2030	2,000	1,981
	Bausch Health Companies Inc. 5.00% 2028[8]	1,735	1,790
	Bausch Health Companies Inc. 5.25% 2031[8]	1,610	1,685
	Bayer US Finance II LLC 3.875% 2023[8]	1,685	1,837
	Bayer US Finance II LLC 4.25% 2025[8]	425	486
	Bayer US Finance II LLC 4.375% 2028[8]	312	367
	Bayer US Finance II LLC 4.20% 2034[8]	460	510
	Becton, Dickinson and Company 2.894% 2022	9,020	9,325
	Becton, Dickinson and Company 3.363% 2024	647	703
	Becton, Dickinson and Company 3.70% 2027	19,246	22,091

126     American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care	Becton, Dickinson and Company 2.823% 2030	$1,271	$1,398
(continued)	Boston Scientific Corp. 3.45% 2024	3,100	3,361
	Boston Scientific Corp. 1.90% 2025	5,856	6,154
	Boston Scientific Corp. 3.85% 2025	2,289	2,584
	Boston Scientific Corp. 3.75% 2026	2,595	2,946
	Boston Scientific Corp. 4.00% 2029	1,550	1,827
	Boston Scientific Corp. 2.65% 2030	4,030	4,328
	Boston Scientific Corp. 4.70% 2049	515	707
	Centene Corp. 4.75% 2025	4,000	4,110
	Centene Corp. 4.25% 2027	565	600
	Centene Corp. 4.625% 2029	9,665	10,743
	Centene Corp. 3.00% 2030	6,895	7,317
	Centene Corp. 3.375% 2030	3,397	3,579
	Cigna Corp. 3.40% 2021	1,350	1,379
	Cigna Corp. 3.75% 2023	1,836	1,985
	Cigna Corp. 4.125% 2025	2,000	2,304
	Cigna Corp. 4.80% 2038	3,880	5,058
	CVS Health Corp. 3.35% 2021	194	195
	CVS Health Corp. 3.70% 2023	69	74
	CVS Health Corp. 1.30% 2027	3,760	3,778
	CVS Health Corp. 4.30% 2028	588	700
	CVS Health Corp. 1.75% 2030	4,000	4,025
	CVS Health Corp. 1.875% 2031	4,000	4,050
	Eli Lilly and Co. 3.375% 2029	3,330	3,867
	Encompass Health Corp. 4.50% 2028	1,449	1,517
	Endo Dac / Endo Finance LLC / Endo Finco 9.50% 2027[8]	4,517	5,051
	Endo International PLC 5.75% 2022[8]	7,340	7,129
	GlaxoSmithKline PLC 3.625% 2025	4,585	5,154
	HCA Inc. 5.875% 2023	2,125	2,338
	HCA Inc. 5.375% 2025	515	580
	HCA Inc. 4.125% 2029	2,250	2,612
	HCA Inc. 3.50% 2030	2,125	2,259
	HealthSouth Corp. 5.75% 2025	2,685	2,779
	LifePoint Health, Inc. 5.375% 2029[8]	1,680	1,681
	Mallinckrodt PLC 10.00% 2025[8]	7,120	7,743
	Medtronic, Inc. 3.50% 2025	701	787
	Molina Healthcare, Inc. 5.375% 2022	6,985	7,408
	Molina Healthcare, Inc. 3.875% 2030[8]	720	774
	Novartis Capital Corp. 1.75% 2025	4,731	4,965
	Novartis Capital Corp. 2.00% 2027	4,336	4,630
	Novartis Capital Corp. 2.20% 2030	2,385	2,562
	Owens & Minor, Inc. 4.375% 2024	5,615	5,773
	Owens & Minor, Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 4.655% 2025[10,12]	1,867	1,865
	Par Pharmaceutical Inc. 7.50% 2027[8]	7,028	7,635
	Partners HealthCare System, Inc. 3.192% 2049	1,920	2,124
	Pfizer Inc. 2.95% 2024	3,825	4,128
	Pfizer Inc. 3.45% 2029	8,000	9,352
	Regeneron Pharmaceuticals, Inc. 1.75% 2030	5,529	5,451
	Regeneron Pharmaceuticals, Inc. 2.80% 2050	6,055	5,891
	Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% 2023 (100% PIK)[1,5,10,11,12]	4,079	4,079
	Shire PLC 2.40% 2021	1,227	1,243
	Shire PLC 2.875% 2023	3,413	3,621
	Shire PLC 3.20% 2026	14,821	16,589
	Takeda Pharmaceutical Company, Ltd. 2.05% 2030	3,408	3,489
	Team Health Holdings, Inc. 6.375% 2025[8]	8,415	7,279
	Team Health Holdings, Inc., Term Loan B, 3.75% 2024[10,12]	2,177	1,962
	Tenet Healthcare Corp. 4.625% 2024	1,953	2,004
	Tenet Healthcare Corp. 4.875% 2026[8]	16,225	16,993
	Teva Pharmaceutical Finance Co. BV 2.80% 2023	12,560	12,457
	Teva Pharmaceutical Finance Co. BV 6.00% 2024	12,016	12,765

American Funds Insurance Series     127

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care	Teva Pharmaceutical Finance Co. BV 7.125% 2025	$1,935	$2,143
(continued)	Teva Pharmaceutical Finance Co. BV 3.15% 2026	28,373	27,327
	Teva Pharmaceutical Finance Co. BV 4.10% 2046	3,550	3,168
	Thermo Fisher Scientific Inc. 4.497% 2030	883	1,104
	UnitedHealth Group Inc. 2.375% 2024	590	629
	UnitedHealth Group Inc. 3.50% 2024	4,500	4,925
	UnitedHealth Group Inc. 3.375% 2027	245	280
	UnitedHealth Group Inc. 3.875% 2028	2,500	3,001
	UnitedHealth Group Inc. 2.875% 2029	1,050	1,194
	UnitedHealth Group Inc. 4.45% 2048	5,315	7,337
	Upjohn Inc. 2.30% 2027[8]	2,447	2,608
	Upjohn Inc. 2.70% 2030[8]	5,692	6,042
	Upjohn Inc. 3.85% 2040[8]	3,531	3,985
	Upjohn Inc. 4.00% 2050[8]	2,907	3,331
	Valeant Pharmaceuticals International, Inc. 6.125% 2025[8]	14,550	15,011
	Zimmer Holdings, Inc. 3.15% 2022	7,070	7,273
			447,591

Communication	Alphabet Inc. 1.998% 2026	3,000	3,218
services	Alphabet Inc. 1.10% 2030	10,770	10,620
1.37%	Alphabet Inc. 1.90% 2040	2,190	2,150
	Alphabet Inc. 2.05% 2050	440	420
	Alphabet Inc. 2.25% 2060	4,085	3,955
	AT&T Inc. 1.65% 2028	10,775	11,003
	AT&T Inc. 2.75% 2031	9,742	10,417
	AT&T Inc. 2.25% 2032	7,525	7,644
	AT&T Inc. 2.55% 2033[8]	348	359
	AT&T Inc. 3.50% 2053[8]	6,966	6,966
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	500	581
	CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[8]	5,050	5,217
	CCO Holdings LLC and CCO Holdings Capital Corp. 5.05% 2029	1,150	1,399
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2030[8]	3,500	3,719
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[8]	2,500	2,701
	CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	10,842	11,468
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2031[8]	2,975	3,139
	CCO Holdings LLC and CCO Holdings Capital Corp. 2.30% 2032	2,500	2,504
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2032[8]	2,710	2,897
	CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2049	570	696
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.80% 2050	800	956
	CCO Holdings LLC and CCO Holdings Capital Corp. 3.70% 2051	3,770	3,922
	CenturyLink, Inc. 6.75% 2023	2,500	2,789
	CenturyLink, Inc. 7.50% 2024	1,500	1,701
	CenturyLink, Inc. 5.125% 2026[8]	2,050	2,168
	CenturyLink, Inc. 4.00% 2027[8]	700	724
	Comcast Corp. 3.00% 2024	500	538
	Comcast Corp. 3.70% 2024	2,245	2,471
	Comcast Corp. 3.95% 2025	1,470	1,690
	Comcast Corp. 2.35% 2027	4,000	4,307
	Comcast Corp. 4.15% 2028	2,608	3,140
	Comcast Corp. 1.50% 2031	4,000	3,976
	Comcast Corp. 1.95% 2031	9,236	9,506
	Comcast Corp. 3.20% 2036	750	853
	Comcast Corp. 3.90% 2038	1,000	1,224
	Comcast Corp. 4.60% 2038	2,000	2,635
	Comcast Corp. 3.75% 2040	594	716
	Comcast Corp. 4.00% 2048	250	315
	Comcast Corp. 2.80% 2051	1,791	1,866
	Comcast Corp. 2.45% 2052	2,000	1,948
	Deutsche Telekom International Finance BV 9.25% 2032	3,570	6,016

128     American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication	Discovery Communications, Inc. 3.625% 2030	$5,512	$6,318
services	Discovery Communications, Inc. 4.65% 2050	920	1,152
(continued)	Embarq Corp. 7.995% 2036	3,075	3,799
	Fox Corp. 4.03% 2024	1,120	1,234
	France Télécom 4.125% 2021	2,500	2,563
	Frontier Communications Corp. 5.875% 2027[8]	2,225	2,410
	Frontier Communications Corp. 5.00% 2028[8]	2,175	2,272
	Frontier Communications Corp. 6.75% 2029[8]	775	831
	Gogo Inc. 9.875% 2024[8]	20,346	21,823
	iHeartCommunications, Inc. 5.25% 2027[8]	2,493	2,616
	Intelsat Jackson Holding Co. 8.00% 2024[8]	7,275	7,460
	Intelsat Jackson Holding Co. 8.50% 2024[8,13]	7,650	5,488
	Intelsat Jackson Holding Co., Term Loan, (3-month USD-LIBOR + 5.50%) 6.50% 2021[10,12]	2,072	2,122
	Intelsat Jackson Holding Co., Term Loan, 6.625% 2024[10]	1,400	1,428
	Liberty Global PLC 5.50% 2028[8]	2,075	2,193
	Ligado Networks LLC 15.50% 2023[8,11]	4,325	4,217
	Live Nation Entertainment, Inc. 3.75% 2028[8]	575	582
	MDC Partners Inc. 6.50% 2024[8]	3,225	3,274
	NBCUniversal Enterprise, Inc., junior subordinated, 5.25% 2049[8]	4,630	4,728
	Nexstar Broadcasting, Inc. 4.75% 2028[8]	1,350	1,415
	Scripps Escrow II, Inc. 3.875% 2029[8]	450	470
	Sinclair Television Group, Inc. 4.125% 2030[8]	1,175	1,206
	Sirius XM Radio Inc. 3.875% 2022[8]	3,450	3,506
	Sirius XM Radio Inc. 4.625% 2024[8]	3,345	3,470
	Sprint Corp. 7.625% 2026	4,125	5,126
	Sprint Corp. 6.875% 2028	6,900	9,110
	TEGNA Inc. 4.75% 2026[8]	2,350	2,512
	TEGNA Inc. 4.625% 2028[8]	425	435
	T-Mobile US, Inc. 1.50% 2026[8]	3,000	3,077
	T-Mobile US, Inc. 2.05% 2028[8]	10,100	10,518
	T-Mobile US, Inc. 3.875% 2030[8]	18,459	21,399
	T-Mobile US, Inc. 2.55% 2031[8]	9,149	9,619
	T-Mobile US, Inc. 4.50% 2050[8]	7,638	9,435
	T-Mobile US, Inc. 3.30% 2051[8]	7,565	7,797
	Trilogy International Partners, LLC 8.875% 2022[8]	12,800	12,381
	Uniti Group LP / Uniti Fiber Holdings Inc. / CSL Capital LLC 7.875% 2025[8]	425	457
	Univision Communications Inc. 6.625% 2027[8]	4,800	5,164
	Verizon Communications Inc. 3.00% 2027	2,200	2,439
	Verizon Communications Inc. 4.329% 2028	5,785	6,968
	Verizon Communications Inc. 3.875% 2029	250	295
	Verizon Communications Inc. 4.016% 2029	1,902	2,259
	Verizon Communications Inc. 1.68% 2030[8]	983	980
	Verizon Communications Inc. 1.75% 2031	6,012	5,989
	Verizon Communications Inc. 4.50% 2033	2,000	2,522
	Verizon Communications Inc. 4.272% 2036	582	722
	Verizon Communications Inc. 2.65% 2040	16,740	16,931
	Verizon Communications Inc. 2.875% 2050	5,500	5,547
	Verizon Communications Inc. 3.00% 2060	2,500	2,517
	Virgin Media O2 4.25% 2031[8]	2,075	2,125
	Virgin Media Secured Finance PLC 4.50% 2030[8]	2,590	2,709
	Vodafone Group PLC 3.75% 2024	3,788	4,141
	Vodafone Group PLC 4.125% 2025	2,500	2,860
	Vodafone Group PLC 4.375% 2028	350	419
	Vodafone Group PLC 5.25% 2048	500	696
	Vodafone Group PLC 4.25% 2050	8,000	9,928
	Walt Disney Company 2.65% 2031	2,000	2,193
	Ziggo Bond Co. BV 5.125% 2030[8]	1,775	1,875
	Ziggo Bond Finance BV 5.50% 2027[8]	4,813	5,032
			407,288

American Funds Insurance Series     129

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials	Allison Transmission Holdings, Inc. 3.75% 2031[8]	$2,175	$2,229
1.01%	Associated Materials, LLC 9.00% 2025[8]	3,749	3,983
	Avis Budget Car Rental, LLC 5.75% 2027[8]	2,025	2,072
	Avis Budget Group, Inc. 5.25% 2025[8]	2,275	2,291
	Avis Budget Group, Inc. 10.50% 2025[8]	2,719	3,214
	Avolon Holdings Funding Ltd. 3.625% 2022[8]	1,254	1,281
	Avolon Holdings Funding Ltd. 3.95% 2024[8]	1,587	1,677
	Avolon Holdings Funding Ltd. 4.25% 2026[8]	1,126	1,214
	Avolon Holdings Funding Ltd. 4.375% 2026[8]	1,975	2,141
	Boeing Company 2.70% 2022	4,400	4,524
	Boeing Company 4.875% 2025	5,529	6,306
	Boeing Company 2.75% 2026	18,731	19,706
	Boeing Company 3.10% 2026	1,508	1,615
	Boeing Company 5.04% 2027	3,000	3,511
	Boeing Company 3.25% 2028	13,481	14,460
	Boeing Company 5.15% 2030	2,061	2,498
	Boeing Company 3.625% 2031	4,615	5,064
	Boeing Company 3.60% 2034	7,500	7,933
	Boeing Company 3.50% 2039	250	253
	Boeing Company 3.75% 2050	1,300	1,367
	Boeing Company 5.805% 2050	1,100	1,520
	Bombardier Inc. 8.75% 2021[8]	1,250	1,302
	Bombardier Inc. 7.875% 2027[8]	2,120	1,952
	Burlington Northern Santa Fe, LLC 4.40% 2042	5,000	6,639
	Burlington Northern Santa Fe, LLC 3.05% 2051	4,860	5,519
	Canadian National Railway Company 3.20% 2046	1,320	1,566
	Carrier Global Corp. 2.242% 2025	1,560	1,653
	Carrier Global Corp. 2.493% 2027	762	823
	Carrier Global Corp. 2.722% 2030	687	735
	CSX Corp. 3.80% 2028	4,060	4,737
	CSX Corp. 4.25% 2029	3,062	3,713
	CSX Corp. 4.30% 2048	1,125	1,448
	CSX Corp. 3.35% 2049	563	642
	CSX Corp. 2.50% 2051	5,350	5,314
	Dun & Bradstreet Corp. 6.875% 2026[8]	1,067	1,149
	Fortress Transportation and Infrastructure Investors LLC 6.50% 2025[8]	1,040	1,091
	GE Capital International Funding Co. 4.418% 2035	1,200	1,433
	General Dynamics Corp. 3.375% 2023	1,000	1,070
	General Dynamics Corp. 3.50% 2025	329	368
	General Electric Co. 3.45% 2027	2,150	2,428
	General Electric Co. 3.625% 2030	800	915
	General Electric Co. 4.25% 2040	550	650
	General Electric Co. 4.35% 2050	1,075	1,307
	Honeywell International Inc. 2.15% 2022	4,400	4,519
	Honeywell International Inc. 2.30% 2024	6,925	7,386
	Honeywell International Inc. 1.35% 2025	5,947	6,157
	Honeywell International Inc. 2.70% 2029	4,330	4,849
	Honeywell International Inc. 1.95% 2030	2,000	2,119
	Howmet Aerospace Inc. 6.875% 2025	1,885	2,227
	Icahn Enterprises Finance Corp. 4.75% 2024	3,590	3,735
	L3Harris Technologies, Inc. 1.80% 2031	2,625	2,675
	MasTec, Inc. 4.50% 2028[8]	1,425	1,498
	Meritor, Inc. 4.50% 2028[8]	1,025	1,053
	Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2025[8]	2,175	2,236
	Norfolk Southern Corp. 3.00% 2022	2,056	2,111
	Norfolk Southern Corp. 3.05% 2050	4,151	4,552
	Northrop Grumman Corp. 2.55% 2022	5,400	5,610
	Northrop Grumman Corp. 2.93% 2025	1,820	1,980
	Northrop Grumman Corp. 3.25% 2028	3,495	3,953
	Otis Worldwide Corp. 2.293% 2027	2,135	2,283
	Otis Worldwide Corp. 2.565% 2030	3,000	3,225

130     American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials	R.R. Donnelley & Sons Co. 6.50% 2023	$2,635	$2,724
(continued)	Raytheon Technologies Corp. 2.80% 2022	1,500	1,543
	Rolls-Royce PLC 5.75% 2027[8]	765	848
	Siemens AG 2.70% 2022[8]	2,685	2,758
	SkyMiles IP Ltd. 4.75% 2028[8]	3,975	4,342
	The Brink’s Co. 4.625% 2027[8]	2,385	2,497
	TransDigm Inc. 6.50% 2024	33,817	34,480
	TransDigm Inc. 6.25% 2026[8]	451	481
	TransDigm Inc. 5.50% 2027	1,100	1,158
	Triumph Group, Inc. 5.25% 2022	740	707
	Triumph Group, Inc. 6.25% 2024[8]	970	964
	Triumph Group, Inc. 8.875% 2024[8]	970	1,066
	Triumph Group, Inc. 7.75% 2025[8]	875	803
	Union Pacific Corp. 3.15% 2024	1,287	1,394
	Union Pacific Corp. 3.75% 2025	4,643	5,273
	Union Pacific Corp. 2.15% 2027	2,318	2,465
	Union Pacific Corp. 3.95% 2028	1,875	2,228
	Union Pacific Corp. 3.70% 2029	6,500	7,547
	Union Pacific Corp. 2.40% 2030	2,414	2,603
	Union Pacific Corp. 4.30% 2049	2,690	3,511
	Union Pacific Corp. 3.25% 2050	371	423
	Union Pacific Corp. 3.95% 2059	1,365	1,697
	Union Pacific Corp. 3.75% 2070	1,091	1,323
	United Airlines Holdings, Inc. 6.50% 2027[8]	2,200	2,369
	United Rentals, Inc. 3.875% 2031	675	709
	United Technologies Corp. 3.65% 2023	52	56
	United Technologies Corp. 3.95% 2025	5,155	5,914
	United Technologies Corp. 4.125% 2028	1,960	2,337
	Vertical U.S. Newco Inc. 5.25% 2027[8]	2,000	2,124
	Vinci SA 3.75% 2029[8]	2,237	2,626
	Wesco Aircraft Holdings, Inc. 9.00% 2026[8]	1,045	991
	WESCO Distribution, Inc. 7.125% 2025[8]	1,210	1,332
	WESCO Distribution, Inc. 7.25% 2028[8]	1,320	1,503
	XPO Logistics, Inc. 6.25% 2025[8]	660	711
			300,988

Consumer	Adient US LLC 9.00% 2025[8]	521	582
discretionary	Amazon.com, Inc. 1.50% 2030	2,000	2,033
0.95%	Amazon.com, Inc. 2.50% 2050	920	955
	Amazon.com, Inc. 2.70% 2060	4,485	4,802
	American Honda Finance Corp. 0.875% 2023	13,000	13,162
	American Honda Finance Corp. 1.20% 2025	2,546	2,607
	American Honda Finance Corp. 3.50% 2028	750	865
	Bayerische Motoren Werke AG 2.25% 2023[8]	300	313
	Bayerische Motoren Werke AG 3.45% 2023[8]	1,870	1,994
	Bayerische Motoren Werke AG 3.15% 2024[8]	8,510	9,179
	Caesars Entertainment, Inc. 6.25% 2025[8]	3,315	3,535
	Carnival Corp. 11.50% 2023[8]	5,575	6,455
	Ford Motor Credit Co. 3.20% 2021	2,250	2,255
	Ford Motor Credit Co. 3.087% 2023	405	413
	Ford Motor Credit Co. 3.664% 2024	455	468
	Ford Motor Credit Co. 3.81% 2024	1,070	1,098
	Ford Motor Credit Co. 5.584% 2024	423	457
	Ford Motor Credit Co. 5.125% 2025	12,355	13,449
	Ford Motor Credit Co. 4.542% 2026	2,455	2,624
	Ford Motor Credit Co. 3.815% 2027	250	257
	General Motors Company 4.20% 2027	5,156	5,844
	General Motors Company 5.95% 2049	2,200	2,978
	General Motors Financial Co. 3.45% 2022	2,000	2,054

American Funds Insurance Series     131

Asset Allocation Fund (continued)

		Principal amount	Value
Bonds, notes & other debt instruments (continued)		(000)	(000)
Corporate bonds, notes & loans (continued)
Consumer	General Motors Financial Co. 3.55% 2022	$1,780	$1,857
discretionary	General Motors Financial Co. 5.20% 2023	7,768	8,521
(continued)	General Motors Financial Co. 3.50% 2024	4,145	4,483
	General Motors Financial Co. 2.75% 2025	5,000	5,350
	General Motors Financial Co. 4.30% 2025	400	449
	General Motors Financial Co. 4.35% 2027	500	570
	Hanesbrands Inc. 4.625% 2024[8]	860	902
	Hanesbrands Inc. 5.375% 2025[8]	706	748
	Hanesbrands Inc. 4.875% 2026[8]	2,700	2,936
	Hilton Worldwide Holdings Inc. 5.125% 2026	2,675	2,769
	Hilton Worldwide Holdings Inc. 4.00% 2031[8]	1,035	1,094
	Home Depot, Inc. 3.90% 2028	825	993
	Home Depot, Inc. 2.95% 2029	9,301	10,575
	Home Depot, Inc. 2.70% 2030	2,180	2,434
	Home Depot, Inc. 4.25% 2046	3,500	4,643
	Home Depot, Inc. 4.50% 2048	428	601
	Home Depot, Inc. 3.35% 2050	3,060	3,642
	Hyundai Capital America 3.25% 2022[8]	480	500
	Hyundai Capital America 1.80% 2025[8]	4,523	4,641
	Hyundai Capital America 2.375% 2027[8]	2,579	2,707
	International Game Technology PLC 6.25% 2022[8]	687	711
	International Game Technology PLC 6.50% 2025[8]	4,555	5,104
	International Game Technology PLC 5.25% 2029[8]	940	1,014
	Lithia Motors, Inc. 4.375% 2031[8]	1,025	1,101
	Lowe’s Companies, Inc. 3.65% 2029	3,574	4,172
	Macy’s, Inc. 8.375% 2025[8]	1,230	1,367
	Magna International Inc. 2.45% 2030	6,875	7,400
	Mattel, Inc. 6.75% 2025[8]	3,225	3,407
	Melco International Development Ltd. 5.75% 2028[8]	1,485	1,584
	MGM Growth Properties LLC 4.625% 2025[8]	1,050	1,126
	MGM Growth Properties LLC 3.875% 2029[8]	1,175	1,204
	MGM Resorts International 7.75% 2022	1,700	1,814
	Nissan Motor Co., Ltd. 3.043% 2023[8]	1,686	1,764
	Nissan Motor Co., Ltd. 3.522% 2025[8]	4,180	4,485
	Nissan Motor Co., Ltd. 4.345% 2027[8]	9,815	10,849
	Nissan Motor Co., Ltd. 4.81% 2030[8]	4,000	4,514
	Panther BF Aggregator 2, LP 6.25% 2026[8]	556	597
	PetSmart, Inc. 8.875% 2025[8]	12,215	12,561
	PetSmart, Inc., Term Loan, (3-month USD-LIBOR + 3.00%) 4.00% 2022[10,12]	5,870	5,824
	Royal Caribbean Cruises Ltd. 11.50% 2025[8]	1,225	1,434
	Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	5,255	5,407
	Sally Holdings LLC and Sally Capital Inc. 8.75% 2025[8]	2,347	2,614
	Scientific Games Corp. 5.00% 2025[8]	1,996	2,062
	Scientific Games Corp. 8.625% 2025[8]	1,260	1,381
	Scientific Games Corp. 8.25% 2026[8]	6,905	7,453
	Scientific Games Corp. 7.00% 2028[8]	950	1,023
	Scientific Games Corp. 7.25% 2029[8]	1,615	1,775
	Staples, Inc. 7.50% 2026[8]	3,055	3,195
	Toyota Motor Credit Corp. 2.15% 2022	545	562
	Toyota Motor Credit Corp. 2.60% 2022	924	946
	Toyota Motor Credit Corp. 0.80% 2025	2,994	3,016
	Toyota Motor Credit Corp. 3.05% 2028	2,430	2,732
	Toyota Motor Credit Corp. 3.375% 2030	2,225	2,605
	VICI Properties LP 4.625% 2029[8]	995	1,066
	VICI Properties LP / VICI Note Co. Inc. 3.50% 2025[8]	2,100	2,152
	VICI Properties LP / VICI Note Co. Inc. 3.75% 2027[8]	450	461
	VICI Properties LP / VICI Note Co. Inc. 4.125% 2030[8]	2,225	2,351
	Volkswagen Group of America Finance, LLC 4.00% 2021[8]	2,500	2,577
	Volkswagen Group of America Finance, LLC 4.25% 2023[8]	5,320	5,856
	Volkswagen Group of America Finance, LLC 1.25% 2025[8]	3,610	3,642
	Volkswagen Group of America Finance, LLC 3.35% 2025[8]	2,578	2,836

132     American Funds Insurance Series

Asset Allocation Fund (continued)

		Principal amount	Value
Bonds, notes & other debt instruments (continued)		(000)	(000)
Corporate bonds, notes & loans (continued)
Consumer	Volkswagen Group of America Finance, LLC 4.625% 2025[8]	$3,845	$4,485
discretionary	Volkswagen Group of America Finance, LLC 3.20% 2026[8]	3,201	3,539
(continued)	Volkswagen Group of America Finance, LLC 1.625% 2027[8]	985	994
	Wyndham Worldwide Corp. 5.375% 2026[8]	625	648
	Wyndham Worldwide Corp. 4.375% 2028[8]	1,855	1,931
	Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[8]	3,468	3,525
			281,660

Consumer staples	Albertsons Companies, Inc. 3.50% 2029[8]	660	668
0.89%	Altria Group, Inc. 3.80% 2024	2,630	2,873
	Altria Group, Inc. 4.40% 2026	445	517
	Altria Group, Inc. 4.80% 2029	1,681	2,017
	Altria Group, Inc. 3.40% 2030	437	491
	Altria Group, Inc. 5.80% 2039	4,820	6,351
	Altria Group, Inc. 4.50% 2043	3,000	3,445
	Altria Group, Inc. 5.95% 2049	490	686
	Altria Group, Inc. 4.45% 2050	3,500	4,145
	Anheuser-Busch InBev NV 4.15% 2025	8,000	9,112
	Anheuser-Busch InBev NV 4.00% 2028	4,345	5,124
	Anheuser-Busch InBev NV 4.75% 2029	886	1,093
	Anheuser-Busch InBev NV 5.45% 2039	7,070	9,557
	Anheuser-Busch InBev NV 5.55% 2049	2,500	3,554
	Anheuser-Busch InBev NV 4.50% 2050	2,150	2,710
	B&G Foods, Inc. 5.25% 2025	2,175	2,248
	British American Tobacco International Finance PLC 3.95% 2025[8]	4,250	4,783
	British American Tobacco PLC 2.789% 2024	4,000	4,280
	British American Tobacco PLC 3.222% 2024	2,826	3,061
	British American Tobacco PLC 3.215% 2026	3,323	3,664
	British American Tobacco PLC 3.557% 2027	1,384	1,541
	British American Tobacco PLC 2.259% 2028	2,509	2,607
	British American Tobacco PLC 3.462% 2029	2,000	2,185
	British American Tobacco PLC 4.906% 2030	4,770	5,764
	British American Tobacco PLC 2.726% 2031	4,000	4,148
	British American Tobacco PLC 4.39% 2037	5,500	6,157
	British American Tobacco PLC 4.54% 2047	2,953	3,279
	Coca-Cola Co. 1.00% 2028	3,015	3,028
	Coca-Cola Co. 1.375% 2031	1,460	1,458
	Coca-Cola Co. 2.50% 2051	1,040	1,075
	Conagra Brands, Inc. 4.30% 2024	4,685	5,245
	Conagra Brands, Inc. 1.375% 2027	4,105	4,145
	Conagra Brands, Inc. 5.30% 2038	55	74
	Conagra Brands, Inc. 5.40% 2048	412	588
	Constellation Brands, Inc. 2.65% 2022	7,846	8,156
	Constellation Brands, Inc. 2.70% 2022	195	201
	Constellation Brands, Inc. 3.20% 2023	1,340	1,416
	Constellation Brands, Inc. 3.60% 2028	938	1,072
	Constellation Brands, Inc. 2.875% 2030	2,259	2,479
	Constellation Brands, Inc. 4.50% 2047	220	278
	Constellation Brands, Inc. 3.75% 2050	351	414
	Costco Wholesale Corp. 2.75% 2024	10,000	10,763
	Costco Wholesale Corp. 1.60% 2030	5,000	5,127
	H.J. Heinz Co. 3.875% 2027[8]	2,475	2,669
	H.J. Heinz Co. 5.50% 2050[8]	1,215	1,534
	Imperial Tobacco Finance PLC 3.50% 2023[8]	4,000	4,190
	Keurig Dr Pepper Inc. 4.057% 2023	2,000	2,174
	Keurig Dr Pepper Inc. 4.597% 2028	2,000	2,437
	Keurig Dr Pepper Inc. 3.20% 2030	3,771	4,274
	Keurig Dr Pepper Inc. 4.985% 2038	3,351	4,495
	Keurig Dr Pepper Inc. 5.085% 2048	75	106

American Funds Insurance Series     133

Asset Allocation Fund (continued)

		Principal amount	Value
Bonds, notes & other debt instruments (continued)		(000)	(000)
Corporate bonds, notes & loans (continued)
Consumer staples	Keurig Dr Pepper Inc. 3.80% 2050	$2,552	$3,062
(continued)	Kimberly-Clark Corp. 1.05% 2027	1,395	1,414
	Kimberly-Clark Corp. 3.10% 2030	844	972
	Kraft Heinz Company 3.95% 2025	2,195	2,418
	Kraft Heinz Company 4.375% 2046	840	909
	Kraft Heinz Company 4.875% 2049[8]	1,725	2,013
	Molson Coors Brewing Co. 4.20% 2046	2,270	2,605
	Nestlé Holdings, Inc. 3.35% 2023[8]	750	809
	Nestlé Holdings, Inc. 0.625% 2026[8]	5,240	5,217
	Nestlé Holdings, Inc. 1.00% 2027[8]	19,720	19,773
	Nestlé Holdings, Inc. 1.25% 2030[8]	5,000	4,979
	PepsiCo, Inc. 1.40% 2031	3,795	3,825
	PepsiCo, Inc. 3.625% 2050	2,180	2,769
	Philip Morris International Inc. 1.875% 2021	1,500	1,500
	Philip Morris International Inc. 2.375% 2022	1,960	2,023
	Philip Morris International Inc. 2.625% 2022	1,670	1,712
	Philip Morris International Inc. 2.875% 2024	788	849
	Philip Morris International Inc. 3.25% 2024	2,000	2,203
	Philip Morris International Inc. 0.875% 2026	2,990	3,004
	Philip Morris International Inc. 3.375% 2029	3,268	3,746
	Philip Morris International Inc. 1.75% 2030	4,974	5,039
	Philip Morris International Inc. 2.10% 2030	2,477	2,585
	Post Holdings, Inc. 4.625% 2030[8]	2,886	3,040
	Procter & Gamble Company 1.70% 2021	400	405
	Procter & Gamble Company 0.55% 2025	5,595	5,646
	Procter & Gamble Company 1.20% 2030	8,210	8,224
	Reckitt Benckiser Group PLC 2.375% 2022[8]	1,125	1,157
	Reynolds American Inc. 4.45% 2025	1,425	1,623
	Reynolds American Inc. 5.85% 2045	2,030	2,598
	TreeHouse Foods, Inc. 4.00% 2028	320	332
	Wal-Mart Stores, Inc. 2.35% 2022	1,000	1,042
	Wal-Mart Stores, Inc. 2.85% 2024	1,805	1,953
	Wal-Mart Stores, Inc. 3.05% 2026	2,060	2,320
			265,224

Materials	Anglo American Capital PLC 2.625% 2030[8]	11,275	11,808
0.76%	Anglo American Capital PLC 5.625% 2030[8]	720	918
	Anglo American Capital PLC 3.95% 2050[8]	2,945	3,313
	Ardagh Packaging Finance 5.25% 2025[8]	833	880
	Chevron Phillips Chemical Co. LLC 3.30% 2023[8]	595	630
	Cleveland-Cliffs Inc. 4.875% 2024[8]	3,975	4,057
	Cleveland-Cliffs Inc. 5.75% 2025	9,456	9,616
	Cleveland-Cliffs Inc. 9.875% 2025[8]	925	1,089
	Cleveland-Cliffs Inc. 6.75% 2026[8]	2,035	2,200
	Cleveland-Cliffs Inc. 5.875% 2027	10,500	10,719
	CVR Partners, LP 9.25% 2023[8]	2,350	2,355
	Dow Chemical Co. 4.55% 2025	1,405	1,645
	Dow Chemical Co. 3.625% 2026	1,884	2,124
	Dow Chemical Co. 2.10% 2030	4,000	4,105
	Dow Chemical Co. 4.80% 2049	627	845
	Dow Chemical Co. 3.60% 2050	15,250	17,135
	First Quantum Minerals Ltd. 7.25% 2023[8]	1,200	1,239
	First Quantum Minerals Ltd. 6.50% 2024[8]	4,704	4,842
	First Quantum Minerals Ltd. 7.50% 2025[8]	15,400	16,055
	First Quantum Minerals Ltd. 6.875% 2026[8]	11,375	11,880
	First Quantum Minerals Ltd. 6.875% 2027[8]	3,240	3,520
	Freeport-McMoRan Inc. 3.875% 2023	825	862
	Freeport-McMoRan Inc. 4.25% 2030	2,550	2,750
	FXI Holdings, Inc. 7.875% 2024[8]	2,226	2,248

134     American Funds Insurance Series

Asset Allocation Fund (continued)

		Principal amount	Value
Bonds, notes & other debt instruments (continued)		(000)	(000)
Corporate bonds, notes & loans (continued)
Materials	FXI Holdings, Inc. 12.25% 2026[8]	$4,392	$5,014
(continued)	Glencore Funding LLC 4.125% 2024[8]	945	1,041
	Hexion Inc. 7.875% 2027[8]	2,045	2,192
	International Paper Co. 7.30% 2039	2,005	3,218
	Joseph T. Ryerson & Son, Inc. 8.50% 2028[8]	1,148	1,302
	LSB Industries, Inc. 9.625% 2023[8]	5,170	5,344
	LYB International Finance III, LLC 1.25% 2025	5,780	5,885
	LYB International Finance III, LLC 2.25% 2030	3,690	3,819
	LYB International Finance III, LLC 3.375% 2040	11,184	11,977
	LYB International Finance III, LLC 3.625% 2051	2,922	3,199
	LYB International Finance III, LLC 3.80% 2060	1,186	1,281
	Methanex Corp. 5.125% 2027	4,525	4,924
	Mosaic Co. 3.25% 2022	1,788	1,869
	Mosaic Co. 4.05% 2027	1,587	1,799
	Newcrest Finance Pty Ltd. 3.25% 2030[8]	1,329	1,470
	Newcrest Finance Pty Ltd. 4.20% 2050[8]	371	455
	Nutrition & Biosciences, Inc. 1.832% 2027[8]	7,468	7,699
	Nutrition & Biosciences, Inc. 2.30% 2030[8]	5,310	5,471
	Praxair, Inc. 1.10% 2030	6,604	6,540
	Praxair, Inc. 2.00% 2050	1,605	1,505
	Sherwin-Williams Co. 2.75% 2022	29	30
	Sherwin-Williams Co. 3.125% 2024	275	299
	Sherwin-Williams Co. 2.95% 2029	4,000	4,407
	Sherwin-Williams Co. 3.80% 2049	5,208	6,295
	Tronox Ltd. 6.50% 2026[8]	1,980	2,064
	Vale Overseas Ltd. 3.75% 2030	3,949	4,397
	Valvoline Inc. 4.375% 2025	670	692
	Venator Materials Corp. 5.75% 2025[8]	5,845	5,476
	Venator Materials Corp. 9.50% 2025[8]	1,495	1,637
	Warrior Met Coal, Inc. 8.00% 2024[8]	5,095	5,214
	Westlake Chemical Corp. 4.375% 2047	500	595
			223,945

Information	Adobe Inc. 1.90% 2025	2,216	2,344
technology	Adobe Inc. 2.30% 2030	11,627	12,593
0.74%	Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 2025[10,12]	4,150	4,172
	Apple Inc. 3.00% 2024	625	673
	Apple Inc. 0.55% 2025	14,140	14,213
	Apple Inc. 1.125% 2025	1,866	1,920
	Apple Inc. 3.35% 2027	40	46
	Apple Inc. 1.25% 2030	8,760	8,768
	Apple Inc. 2.40% 2050	3,000	3,077
	Avaya Inc. 6.125% 2028[8]	1,600	1,712
	Broadcom Inc. 3.125% 2022	1,575	1,649
	Broadcom Inc. 3.625% 2024	1,575	1,731
	Broadcom Inc. 4.25% 2026	7,508	8,606
	Broadcom Inc. 4.75% 2029	4,710	5,634
	Broadcom Inc. 4.15% 2030	5,000	5,791
	Broadcom Inc. 5.00% 2030	1,807	2,198
	Broadcom Ltd. 3.625% 2024	750	811
	Broadcom Ltd. 3.875% 2027	3,060	3,440
	CommScope Finance LLC 6.00% 2026[8]	2,425	2,558
	Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 3.004% 2023[10,12]	1,342	1,312
	Diebold Nixdorf, Inc. 9.375% 2025[8]	3,775	4,235
	Diebold, Inc. 8.50% 2024	1,400	1,419
	Fiserv, Inc. 2.75% 2024	1,600	1,719
	Fiserv, Inc. 3.20% 2026	7,455	8,355
	Fiserv, Inc. 2.25% 2027	1,030	1,099
	Fiserv, Inc. 3.50% 2029	4,070	4,654

American Funds Insurance Series     135

Asset Allocation Fund (continued)

		Principal amount	Value
Bonds, notes & other debt instruments (continued)		(000)	(000)
Corporate bonds, notes & loans (continued)
Information	Fiserv, Inc. 2.65% 2030	$12,611	$13,653
technology	Fiserv, Inc. 4.40% 2049	1,800	2,411
(continued)	Gartner, Inc. 4.50% 2028[8]	650	687
	Global Payments Inc. 2.90% 2030	3,528	3,839
	Intuit Inc. 0.95% 2025	1,530	1,551
	Intuit Inc. 1.35% 2027	3,565	3,652
	Intuit Inc. 1.65% 2030	4,870	5,006
	McAfee, LLC, Term Loan, (3-month USD-LIBOR + 3.75%) 4.004% 2024[10,12]	2,602	2,606
	Microsoft Corp. 3.30% 2027	4,000	4,565
	Microsoft Corp. 4.20% 2035	6,000	7,890
	Microsoft Corp. 4.10% 2037	628	825
	Microsoft Corp. 2.525% 2050	2,961	3,123
	Oracle Corp. 3.60% 2050	6,730	7,860
	PayPal Holdings, Inc. 2.65% 2026	2,364	2,599
	PayPal Holdings, Inc. 2.85% 2029	2,770	3,081
	PayPal Holdings, Inc. 2.30% 2030	3,303	3,541
	PayPal Holdings, Inc. 3.25% 2050	932	1,077
	Sabre Holdings Corp. 5.25% 2023[8]	325	330
	Sabre Holdings Corp. 9.25% 2025[8]	1,025	1,221
	ServiceNow, Inc. 1.40% 2030	8,965	8,752
	Unisys Corp. 6.875% 2027[8]	725	794
	Veritas Holdings Ltd. 7.50% 2025[8]	3,860	3,966
	ViaSat, Inc. 5.625% 2027[8]	555	584
	Visa Inc. 2.80% 2022	2,000	2,093
	Visa Inc. 3.15% 2025	5,500	6,173
	Visa Inc. 0.75% 2027	4,450	4,441
	Visa Inc. 1.10% 2031	10,000	9,872
	Visa Inc. 2.00% 2050	5,000	4,776
	Xerox Corp. 4.125% 2023	906	953
	Xerox Corp. 5.50% 2028[8]	2,450	2,604
			219,254

Real estate	Alexandria Real Estate Equities, Inc. 3.80% 2026	315	363
0.42%	Alexandria Real Estate Equities, Inc. 3.95% 2028	1,220	1,418
	Alexandria Real Estate Equities, Inc. 2.75% 2029	1,940	2,122
	Alexandria Real Estate Equities, Inc. 3.375% 2031	1,320	1,513
	Alexandria Real Estate Equities, Inc. 1.875% 2033	4,095	4,097
	Alexandria Real Estate Equities, Inc. 4.85% 2049	410	576
	American Campus Communities, Inc. 3.75% 2023	3,055	3,230
	American Campus Communities, Inc. 4.125% 2024	2,075	2,267
	American Campus Communities, Inc. 3.30% 2026	1,698	1,855
	American Campus Communities, Inc. 3.625% 2027	9,545	10,528
	American Campus Communities, Inc. 2.85% 2030	144	151
	American Campus Communities, Inc. 3.875% 2031	744	844
	American Tower Corp. 3.55% 2027	1,425	1,613
	American Tower Corp. 1.50% 2028	10,000	10,068
	American Tower Corp. 3.60% 2028	1,000	1,137
	Brandywine Operating Partnership, LP 3.95% 2023	1,070	1,115
	Brookfield Property REIT Inc. 5.75% 2026[8]	6,050	5,980
	Communications Sales & Leasing, Inc. 6.00% 2023[8]	2,475	2,529
	Corporate Office Properties LP 3.60% 2023	390	413
	Corporate Office Properties LP 5.25% 2024	3,595	3,976
	Corporate Office Properties LP 2.25% 2026	1,431	1,493
	Equinix, Inc. 2.625% 2024	501	536
	Equinix, Inc. 2.90% 2026	6,087	6,664
	Equinix, Inc. 1.80% 2027	1,295	1,334
	Equinix, Inc. 1.55% 2028	5,920	6,023
	Equinix, Inc. 3.20% 2029	6,170	6,810
	Equinix, Inc. 2.15% 2030	2,969	3,025

136     American Funds Insurance Series

Asset Allocation Fund (continued)

		Principal amount	Value
Bonds, notes & other debt instruments (continued)		(000)	(000)
Corporate bonds, notes & loans (continued)
Real estate	Equinix, Inc. 3.00% 2050	$2,095	$2,128
(continued)	Essex Portfolio LP 3.875% 2024	1,000	1,099
	Essex Portfolio LP 3.50% 2025	6,825	7,566
	Gaming and Leisure Properties, Inc. 3.35% 2024	1,263	1,330
	Hospitality Properties Trust 4.50% 2023	1,945	1,958
	Hospitality Properties Trust 4.50% 2025	150	148
	Hospitality Properties Trust 4.95% 2027	500	504
	Hospitality Properties Trust 3.95% 2028	1,950	1,888
	Host Hotels & Resorts LP 4.50% 2026	355	389
	Howard Hughes Corp. 5.375% 2028[8]	2,450	2,640
	Iron Mountain Inc. 5.25% 2030[8]	3,695	3,995
	Iron Mountain Inc. 4.50% 2031[8]	2,015	2,113
	Ladder Capital Corp. 5.25% 2025[8]	440	440
	Public Storage 2.37% 2022	565	584
	QTS Realty Trust, Inc. 3.875% 2028[8]	2,025	2,068
	Scentre Group 3.25% 2025[8]	1,000	1,066
	Scentre Group 3.50% 2025[8]	3,075	3,290
	Scentre Group 3.75% 2027[8]	2,430	2,620
	UDR, Inc. 2.95% 2026	760	835
	Westfield Corp. Ltd. 3.15% 2022[8]	4,290	4,364
	Westfield Corp. Ltd. 3.50% 2029[8]	443	465
			123,170
	Total corporate bonds, notes & loans		3,853,780

U.S. Treasury bonds & notes 8.47%
U.S. Treasury	U.S. Treasury 1.50% 2021	3,777	3,811
6.99%	U.S. Treasury 1.625% 2021	3,704	3,732
	U.S. Treasury 1.625% 2021	98	99
	U.S. Treasury 1.75% 2021	425	431
	U.S. Treasury 2.25% 2021[14]	95,000	95,664
	U.S. Treasury 2.50% 2021	200,000	200,359
	U.S. Treasury 2.75% 2021	19,232	19,586
	U.S. Treasury 0.125% 2022	114,525	114,548
	U.S. Treasury 0.125% 2022	20,000	20,004
	U.S. Treasury 1.375% 2022	5,000	5,068
	U.S. Treasury 1.375% 2022	280	286
	U.S. Treasury 1.50% 2022	9,407	9,627
	U.S. Treasury 1.625% 2022	94	97
	U.S. Treasury 1.875% 2022	80,000	81,633
	U.S. Treasury 1.875% 2022	4,000	4,122
	U.S. Treasury 2.125% 2022	37,000	38,471
	U.S. Treasury 0.125% 2023	5,362	5,355
	U.S. Treasury 0.125% 2023	2,000	1,999
	U.S. Treasury 0.25% 2023	30,000	30,077
	U.S. Treasury 1.375% 2023	5,309	5,449
	U.S. Treasury 2.25% 2023	5,000	5,312
	U.S. Treasury 2.375% 2023	5,000	5,233
	U.S. Treasury 2.75% 2023	15,000	15,908
	U.S. Treasury 1.50% 2024	22,500	23,583
	U.S. Treasury 1.50% 2024	907	950
	U.S. Treasury 2.125% 2024	5,000	5,313
	U.S. Treasury 2.25% 2024	5,000	5,319
	U.S. Treasury 2.375% 2024	70,000	75,442
	U.S. Treasury 2.50% 2024	225,000	241,055
	U.S. Treasury 2.50% 2024	700	754
	U.S. Treasury 0.25% 2025	89,250	89,011
	U.S. Treasury 0.25% 2025	84,812	84,641
	U.S. Treasury 0.25% 2025	2,272	2,263
	U.S. Treasury 0.375% 2025	3,368	3,372

American Funds Insurance Series     137

Asset Allocation Fund (continued)

		Principal amount	Value
Bonds, notes & other debt instruments (continued)		(000)	(000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury	U.S. Treasury 0.375% 2025	$2,705	$2,715
(continued)	U.S. Treasury 2.50% 2025	3,500	3,818
	U.S. Treasury 2.75% 2025	3,229	3,581
	U.S. Treasury 1.50% 2026	500	529
	U.S. Treasury 1.625% 2026	60,000	63,990
	U.S. Treasury 1.625% 2026	27,000	28,786
	U.S. Treasury 1.625% 2026	7,000	7,444
	U.S. Treasury 1.625% 2026	1,500	1,597
	U.S. Treasury 0.50% 2027	46,770	46,591
	U.S. Treasury 0.50% 2027	33,050	32,899
	U.S. Treasury 0.50% 2027	4,418	4,389
	U.S. Treasury 1.125% 2027	762	790
	U.S. Treasury 2.25% 2027	78,250	86,472
	U.S. Treasury 2.375% 2027	880	981
	U.S. Treasury 2.875% 2028	5,217	6,042
	U.S. Treasury 0.625% 2030	18,400	17,985
	U.S. Treasury 0.875% 2030	128,258	127,767
	U.S. Treasury 1.50% 2030	36,651	38,765
	U.S. Treasury 1.125% 2040	60,975	57,877
	U.S. Treasury 2.50% 2046	3,755	4,486
	U.S. Treasury 3.00% 2047	9,355	12,252
	U.S. Treasury 3.00% 2048	336	441
	U.S. Treasury 2.25% 2049[14]	15,000	17,169
	U.S. Treasury 2.375% 2049[14]	75,000	88,101
	U.S. Treasury 1.375% 2050	194,447	181,954
	U.S. Treasury 1.625% 2050	20,000	19,905
	U.S. Treasury 2.00% 2050[14]	15,075	16,370
			2,072,270

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.125% 2024[15]	86,266	92,498
inflation-protected	U.S. Treasury Inflation-Protected Security 0.625% 2024[15]	87,479	93,915
securities	U.S. Treasury Inflation-Protected Security 0.125% 2025[15]	23,186	24,937
1.48%	U.S. Treasury Inflation-Protected Security 0.75% 2028[15]	18,153	21,133
	U.S. Treasury Inflation-Protected Security 0.875% 2029[15]	20,465	24,068
	U.S. Treasury Inflation-Protected Security 0.125% 2030[15]	23,488	26,199
	U.S. Treasury Inflation-Protected Security 1.00% 2049[15]	102,525	144,589
	U.S. Treasury Inflation-Protected Security 0.25% 2050[15]	10,301	12,271
			439,610
	Total U.S. Treasury bonds & notes		2,511,880

Mortgage-backed obligations 7.41%
Federal agency	Fannie Mae Pool #885290 6.00% 2021[16]	2	2
mortgage-backed	Fannie Mae Pool #AD7072 4.00% 2025[16]	5	5
obligations	Fannie Mae Pool #AE3069 4.00% 2025[16]	3	3
7.05%	Fannie Mae Pool #AE2321 4.00% 2025[16]	2	2
	Fannie Mae Pool #AH9695 4.00% 2026[16]	519	552
	Fannie Mae Pool #AH6431 4.00% 2026[16]	472	503
	Fannie Mae Pool #890329 4.00% 2026[16]	72	76
	Fannie Mae Pool #AJ3010 4.00% 2026[16]	42	45
	Fannie Mae Pool #AH8174 4.00% 2026[16]	5	6
	Fannie Mae Pool #AL3908 4.00% 2026[16]	4	4
	Fannie Mae Pool #AH5618 4.00% 2026[16]	4	4
	Fannie Mae Pool #AH0829 4.00% 2026[16]	4	4
	Fannie Mae Pool #AH8275 4.00% 2026[16]	2	3
	Fannie Mae Pool #AL7299 4.00% 2027[16]	265	281
	Fannie Mae Pool #MA1109 4.00% 2027[16]	5	5
	Fannie Mae Pool #MA3653 3.00% 2029[16]	45	48
	Fannie Mae Pool #AL8347 4.00% 2029[16]	534	567

138     American Funds Insurance Series

Asset Allocation Fund (continued)

		Principal amount	Value
Bonds, notes & other debt instruments (continued)		(000)	(000)
Mortgage-backed obligations (continued)
Federal agency	Fannie Mae Pool #254767 5.50% 2033[16]	$321	$374
mortgage-backed	Fannie Mae Pool #555956 5.50% 2033[16]	217	253
obligations	Fannie Mae Pool #BN1085 4.00% 2034[16]	820	870
(continued)	Fannie Mae Pool #BN3172 4.00% 2034[16]	408	432
	Fannie Mae Pool #MA4228 1.50% 2036[16]	64,738	66,646
	Fannie Mae Pool #MA4229 2.00% 2036[16]	12,064	12,621
	Fannie Mae Pool #AS8554 3.00% 2036[16]	12,279	12,934
	Fannie Mae Pool #929185 5.50% 2036[16]	473	556
	Fannie Mae Pool #893641 6.00% 2036[16]	1,046	1,251
	Fannie Mae Pool #893688 6.00% 2036[16]	286	342
	Fannie Mae Pool #907239 6.00% 2036[16]	60	70
	Fannie Mae Pool #AD0249 5.50% 2037[16]	177	206
	Fannie Mae Pool #190379 5.50% 2037[16]	94	111
	Fannie Mae Pool #924952 6.00% 2037[16]	1,205	1,431
	Fannie Mae Pool #888292 6.00% 2037[16]	969	1,153
	Fannie Mae Pool #928031 6.00% 2037[16]	117	138
	Fannie Mae Pool #888637 6.00% 2037[16]	16	19
	Fannie Mae Pool #AD0119 6.00% 2038[16]	1,484	1,761
	Fannie Mae Pool #AD0095 6.00% 2038[16]	1,154	1,365
	Fannie Mae Pool #995674 6.00% 2038[16]	562	667
	Fannie Mae Pool #AE0021 6.00% 2038[16]	468	553
	Fannie Mae Pool #AL7164 6.00% 2038[16]	281	328
	Fannie Mae Pool #AB0538 6.00% 2038[16]	222	260
	Fannie Mae Pool #995391 6.00% 2038[16]	32	38
	Fannie Mae Pool #889983 6.00% 2038[16]	30	35
	Fannie Mae Pool #995224 6.00% 2038[16]	18	21
	Fannie Mae Pool #AD0833 6.00% 2039[16]	1	1
	Fannie Mae Pool #AL0013 6.00% 2040[16]	294	347
	Fannie Mae Pool #AL0309 6.00% 2040[16]	96	114
	Fannie Mae Pool #AB4536 6.00% 2041[16]	565	669
	Fannie Mae Pool #AL7228 6.00% 2041[16]	395	467
	Fannie Mae Pool #AP2131 3.50% 2042[16]	5,880	6,346
	Fannie Mae Pool #AU8813 4.00% 2043[16]	2,968	3,356
	Fannie Mae Pool #AU9348 4.00% 2043[16]	1,768	2,000
	Fannie Mae Pool #AU9350 4.00% 2043[16]	1,410	1,568
	Fannie Mae Pool #AL8773 3.50% 2045[16]	9,959	10,820
	Fannie Mae Pool #AL8354 3.50% 2045[16]	2,392	2,614
	Fannie Mae Pool #BC4764 3.00% 2046[16]	21,678	22,815
	Fannie Mae Pool #AL8522 3.50% 2046[16]	4,748	5,188
	Fannie Mae Pool #BD9699 3.50% 2046[16]	1,895	2,040
	Fannie Mae Pool #BD9307 4.00% 2046[16]	1,733	1,897
	Fannie Mae Pool #BC7611 4.00% 2046[16]	501	549
	Fannie Mae Pool #BH4084 3.50% 2047[16]	20,500	21,774
	Fannie Mae Pool #BE1290 3.50% 2047[16]	3,822	4,145
	Fannie Mae Pool #CA0770 3.50% 2047[16]	3,514	3,735
	Fannie Mae Pool #MA3211 4.00% 2047[16]	6,971	7,490
	Fannie Mae Pool #257036 7.00% 2047[16]	11	12
	Fannie Mae Pool #256975 7.00% 2047[16]	2	2
	Fannie Mae Pool #BJ3775 3.50% 2048[16]	13,514	14,336
	Fannie Mae Pool #BK7655 3.899% 2048[12,16]	683	719
	Fannie Mae Pool #CA2377 4.00% 2048[16]	16,923	18,085
	Fannie Mae Pool #BK0920 4.00% 2048[16]	2,979	3,182
	Fannie Mae Pool #BJ9256 4.00% 2048[16]	2,968	3,170
	Fannie Mae Pool #BJ9252 4.00% 2048[16]	891	952
	Fannie Mae Pool #BK0915 4.00% 2048[16]	265	283
	Fannie Mae Pool #BK6971 4.00% 2048[16]	216	231
	Fannie Mae Pool #MA3277 4.00% 2048[16]	28	30
	Fannie Mae Pool #BK5255 4.00% 2048[16]	27	30
	Fannie Mae Pool #CA2493 4.50% 2048[16]	1,894	2,058
	Fannie Mae Pool #CA4756 3.00% 2049[16]	10,033	10,863
	Fannie Mae Pool #BK8767 4.00% 2049[16]	189	206

American Funds Insurance Series     139

Asset Allocation Fund (continued)

		Principal amount	Value
Bonds, notes & other debt instruments (continued)		(000)	(000)
Mortgage-backed obligations (continued)
Federal agency	Fannie Mae Pool #MA4256 2.50% 2051[16]	$3,051	$3,218
mortgage-backed	Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[16]	121	144
obligations	Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[16]	32	39
(continued)	Fannie Mae, Series 2012-M14, Class A2, Multi Family, 2.301% 2022[12,16]	1,160	1,191
	Fannie Mae, Series 2012-M9, Class A2, Multi Family, 2.482% 2022[16]	2,248	2,288
	Fannie Mae, Series 2012-M5, Class A2, Multi Family, 2.715% 2022[16]	1,603	1,627
	Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.128% 2023[12,16]	5,566	5,880
	Fannie Mae, Series 2013-M14, Class A2, Multi Family, 3.329% 2023[12,16]	5,262	5,589
	Fannie Mae, Series 2014-M2, Class A2, Multi Family, 3.513% 2023[12,16]	4,544	4,869
	Fannie Mae, Series 2014-M9, Class A2, Multi Family, 3.103% 2024[12,16]	5,881	6,372
	Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 2024[12,16]	4,697	5,080
	Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.477% 2026[12,16]	9,665	10,575
	Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2027[12,16]	2,891	3,241
	Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036[16]	67	63
	Freddie Mac Pool #Q46021 3.50% 2047[16]	2,396	2,592
	Freddie Mac Pool #ZK7598 3.00% 2027[16]	10,439	10,976
	Freddie Mac Pool #ZK7580 3.00% 2027[16]	4,541	4,828
	Freddie Mac Pool #QN1174 2.50% 2034[16]	642	670
	Freddie Mac Pool #SB8083 1.50% 2036[16]	14,002	14,415
	Freddie Mac Pool #SB8084 2.00% 2036[16]	3,275	3,426
	Freddie Mac Pool #C91912 3.00% 2037[16]	19,815	20,882
	Freddie Mac Pool #G03978 5.00% 2038[16]	692	805
	Freddie Mac Pool #G04553 6.50% 2038[16]	84	95
	Freddie Mac Pool #G08347 4.50% 2039[16]	121	135
	Freddie Mac Pool #C03518 5.00% 2040[16]	1,211	1,409
	Freddie Mac Pool #Q05807 4.00% 2042[16]	2,988	3,295
	Freddie Mac Pool #Q23185 4.00% 2043[16]	1,886	2,134
	Freddie Mac Pool #Q23190 4.00% 2043[16]	1,446	1,608
	Freddie Mac Pool #760014 3.116% 2045[12,16]	420	439
	Freddie Mac Pool #Q37988 4.00% 2045[16]	10,020	11,077
	Freddie Mac Pool #G60344 4.00% 2045[16]	8,736	9,678
	Freddie Mac Pool #Z40130 3.00% 2046[16]	6,415	7,004
	Freddie Mac Pool #Q41909 4.50% 2046[16]	884	970
	Freddie Mac Pool #Q41090 4.50% 2046[16]	547	600
	Freddie Mac Pool #760015 2.849% 2047[12,16]	980	1,013
	Freddie Mac Pool #Q52216 3.50% 2047[16]	13,195	14,009
	Freddie Mac Pool #Q52157 3.50% 2047[16]	2,902	3,081
	Freddie Mac Pool #SI2002 4.00% 2048[16]	6,236	6,675
	Freddie Mac Pool #ZM6968 4.00% 2048[16]	3,718	3,970
	Freddie Mac Pool #SD7507 3.00% 2049[16]	33,113	35,812
	Freddie Mac Pool #RA2020 3.00% 2050[16]	13,908	14,949
	Freddie Mac, Series T041, Class 3A, 5.222% 2032[12,16]	240	272
	Freddie Mac, Series K723, Class A2, Multi Family, 2.454% 2023[16]	3,025	3,176
	Freddie Mac, Series K725, Class A2, Multi Family, 3.002% 2024[16]	5,555	5,981
	Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 2025[16]	4,265	4,648
	Freddie Mac, Series K047, Class A2, Multi Family, 3.329% 2025[16]	4,000	4,466
	Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 2025[12,16]	9,778	10,998
	Freddie Mac, Series K055, Class A2, Multi Family, 2.673% 2026[16]	10,050	11,062
	Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2026[16]	7,370	8,226
	Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 2027[16]	4,755	5,420
	Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 2027[16]	5,770	6,622
	Freddie Mac, Series K063, Class A2, Multi Family, 3.43% 2027[16]	4,375	5,035
	Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 2028[16]	3,237	3,884
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[16]	8,475	9,091
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[12,16]	8,495	8,927
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[12,16]	4,449	4,677
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 2056[12,16]	1,877	1,990

140     American Funds Insurance Series

Asset Allocation Fund (continued)

		Principal amount	Value
Bonds, notes & other debt instruments (continued)		(000)	(000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[12,16]	$1,401	$1,527
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[16]	3,306	3,582
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[16]	2,852	3,115
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[16]	1,135	1,239
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[16]	15,488	16,882
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[16]	8,737	9,322
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[16]	3,363	3,558
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[16]	4,393	4,650
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 2029[16]	7,001	7,426
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 2029[16]	2,455	2,714
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, 3.448% 2027[12,16]	1,301	1,338
	Government National Mortgage Assn. 2.00% 2051[16,17]	149,150	155,465
	Government National Mortgage Assn. 2.00% 2051[16,17]	83,050	86,703
	Government National Mortgage Assn. 2.50% 2051[16,17]	5,375	5,668
	Government National Mortgage Assn. 3.00% 2051[16,17]	74,000	77,425
	Government National Mortgage Assn. 3.50% 2051[16,17]	13,404	14,202
	Government National Mortgage Assn. 3.50% 2051[16,17]	13,352	14,139
	Government National Mortgage Assn. 4.00% 2051[16,17]	13,107	13,981
	Government National Mortgage Assn. 4.50% 2051[16,17]	7,053	7,560
	Government National Mortgage Assn. 4.50% 2051[16,17]	2,947	3,156
	Government National Mortgage Assn. Pool #BD7245 4.00% 2048[16]	1,191	1,302
	Government National Mortgage Assn. Pool #MA5876 4.00% 2049[16]	17,039	18,229
	Government National Mortgage Assn. Pool #MA5986 4.00% 2049[16]	2,226	2,391
	Government National Mortgage Assn. Pool #MA5764 4.50% 2049[16]	28,452	30,796
	Government National Mortgage Assn. Pool #MA6092 4.50% 2049[16]	6,837	7,374
	Government National Mortgage Assn. Pool #MA5877 4.50% 2049[16]	4,167	4,506
	Government National Mortgage Assn. Pool #MA7052 2.50% 2050[16]	15,905	16,854
	Uniform Mortgage-Backed Security 1.50% 2036[16,17]	89,384	91,842
	Uniform Mortgage-Backed Security 1.50% 2036[16,17]	15,049	15,455
	Uniform Mortgage-Backed Security 2.00% 2036[16,17]	54,690	57,117
	Uniform Mortgage-Backed Security 2.00% 2036[16,17]	17,235	18,017
	Uniform Mortgage-Backed Security 3.00% 2036[16,17]	8,784	9,218
	Uniform Mortgage-Backed Security 2.00% 2051[16,17]	69,840	72,297
	Uniform Mortgage-Backed Security 2.00% 2051[16,17]	45,476	47,153
	Uniform Mortgage-Backed Security 2.50% 2051[16,17]	123,053	129,292
	Uniform Mortgage-Backed Security 2.50% 2051[16,17]	92,374	97,198
	Uniform Mortgage-Backed Security 3.00% 2051[16,17]	114,305	119,939
	Uniform Mortgage-Backed Security 3.00% 2051[16,17]	24,371	25,555
	Uniform Mortgage-Backed Security 3.50% 2051[16,17]	147,126	155,725
	Uniform Mortgage-Backed Security 4.00% 2051[16,17]	105,276	112,587
	Uniform Mortgage-Backed Security 4.50% 2051[16,17]	41,792	45,352
			2,091,688

Collateralized mortgage-backed obligations (privately originated) 0.18%	Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[8,12,16]	1,624	1,651
	Bellemeade Re Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 1.748% 2029[8,12,16]	3,810	3,817
	Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 2068[8,12,16]	2,163	2,240
	Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[8,16]	4,191	4,353
	CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 2034[16]	216	228
	Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[8,16]	10,763	11,678
	Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[8,16]	3,798	4,172
	JPMorgan Mortgage Trust, Series 2019-INV3, Class A13, 3.50% 2050[8,12,16]	1,120	1,167

American Funds Insurance Series     141

Asset Allocation Fund (continued)

		Principal amount	Value
Bonds, notes & other debt instruments (continued)		(000)	(000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)	JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, 3.50% 2050[8,12,16]	$1,069	$1,114
	Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[8,12,16]	5,422	5,483
	Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 2059[8,12,16]	1,408	1,412
	Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[8,12,16]	765	768
	MASTR Alternative Loan Trust, Series 2004-2, Class 2A1, 6.00% 2034[16]	495	518
	Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 0.898% 2052[8,12,16]	3,001	3,005
	Mortgage Repurchase Agreement Financing Trust, Series 2020-1, Class A1, (1-month USD-LIBOR + 2.00%) 2.149% 2022[8,12,16]	1,625	1,629
	Mortgage Repurchase Agreement Financing Trust, Series 2020-5, Class A1, (1-month USD-LIBOR + 1.00%) 1.149% 2023[8,12,16]	2,862	2,884
	Onslow Bay Financial LLC, Series 2020-INV1, Class A5, 3.50% 2049[8,12,16]	2,427	2,505
	RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[8,12,16]	981	987
	Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2048[8,12,16]	1,794	1,845
	Station Place Securitization Trust, Series 2020-WL1, Class A, (1-month USD-LIBOR + 1.15%) 1.298% 2051[8,12,16]	2,500	2,504
			53,960

Commercial mortgage-backed securities 0.18%	Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 2063[16]	2,909	3,130
	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC, Class A, 1.009% 2036[8,12,16]	2,000	1,982
	Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2051[16]	1,000	1,146
	Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 2053[16]	2,960	3,168
	Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AAB, 2.984% 2048[16]	1,015	1,058
	Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 2050[16]	4,735	5,308
	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617% 2048[16]	1,335	1,426
	Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 2040[8,16]	5,201	5,517
	GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 2053[16]	5,602	6,040
	Manhattan West, Series 2020-OMW, Class A, 2.13% 2039[8,16]	13,772	14,516
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB, 3.557% 2047[16]	981	1,044
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB, 3.04% 2048[16]	1,038	1,086
	Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2029[8,16]	2,650	2,669
	MRA Issuance Trust, Series 2020-10, Class A, (1-month USD-LIBOR + 1.75%) 2.25% 2021[1,8,12,16]	5,219	5,219
			53,309
	Total mortgage-backed obligations		2,198,957

Asset-backed obligations 0.79%
	Aesop Funding LLC, Series 2017-2A, Class A, 2.97% 2024[8,16]	1,920	1,998
	Aesop Funding LLC, Series 2018-1A, Class A, 3.70% 2024[8,16]	1,114	1,176
	Aesop Funding LLC, Series 2020-2, Class A, 2.02% 2027[8,16]	539	551
	Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 2027[8,16]	138	141
	CarMaxAuto Owner Trust, Series 2020-1, Class A2, 1.87% 2023[16]	993	1,000
	CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[8,16]	15,289	15,616
	CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[8,16]	2,633	2,677
	CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[8,16]	945	962
	CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[8,16]	177	179
	CLI Funding V LLC, Series 2020-2A, Class A, 2.03% 2045[8,16]	7,267	7,339
	CLI Funding V LLC, Series 2020-3A, Class A, 2.07% 2045[8,16]	1,527	1,544
	CLI Funding V LLC, Series 2020-1A, Class A, 2.08% 2045[8,16]	9,277	9,403
	CLI Funding V LLC, Series 2020-3A, Class B, 3.30% 2045[8,16]	973	983
	Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[8,12,16]	918	930
	Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[8,16]	2,964	3,032
	Drive Auto Receivables Trust, Series 2020-1, Class A2, 1.99% 2022[16]	153	153
	Drive Auto Receivables Trust, Series 2019-3, Class A3, 2.49% 2023[16]	1,498	1,502
	Drive Auto Receivables Trust, Series 2019-3, Class B, 2.65% 2024[16]	595	601

142     American Funds Insurance Series

Asset Allocation Fund (continued)

	Principal amount	Value
Bonds, notes & other debt instruments (continued)	(000)	(000)
Asset-backed obligations (continued)
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[16]	$820	$845
Drive Auto Receivables Trust, Series 2020-1, Class C, 2.36% 2026[16]	2,262	2,316
Drivetime Auto Owner Trust, Series 2019-3, Class A, 2.55% 2022[8,16]	40	40
Drivetime Auto Owner Trust, Series 2019-2A, Class A, 2.85% 2022[8,16]	36	36
Drivetime Auto Owner Trust, Series 2019-3, Class B, 2.60% 2023[8,16]	285	287
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[8,16]	110	112
Exeter Automobile Receivables Trust, Series 2018-1A, Class C, 3.03% 2023[8,16]	688	690
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[8,16]	13,474	13,572
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 2027[8,16]	3,900	3,932
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.62% 2028[8,16]	4,330	4,441
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[8,16]	13,095	14,053
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[8,16]	9,756	10,650
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[8,16]	8,861	9,354
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[8,16]	11,965	13,165
Ford Credit Auto Owner Trust, Series 2020-2, Class A, 1.06% 2033[8,16]	12,376	12,516
Ford Credit Floorplan Master Owner Trust, Series 2020-2, Class A, 1.06% 2027[16]	10,000	10,172
GCI Funding I LLC, Series 2020-1, Class A, 2.82% 2045[8,16]	917	922
GCI Funding I LLC, Series 2020-1, Class B, 3.81% 2045[8,16]	369	359
Global SC Finance II SRL, Series 2014-1A, Class A1, 3.19% 2029[8,16]	159	159
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[8,16]	3,152	3,169
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 2040[8,16]	13,337	13,504
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[8,16]	16,701	16,926
Global SC Finance VII SRL, Series 2020-2A, Class B, 3.32% 2040[8,16]	691	700
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2017-2A, Class A, 3.29% 2023[8,16]	483	484
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-1A, Class A, 3.29% 2024[8,16]	746	748
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-3A, Class A, 4.03% 2024[8,16]	280	281
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-3A, Class A, 2.67% 2025[8,16]	730	731
Honda Auto Receivables Owner Trust, Series 2019-2, Class A3, 2.52% 2023[16]	2,815	2,868
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 1.134% 2028[8,12,16]	3,400	3,404
Santander Drive Auto Receivables Trust, Series 2020-1, Class A2A, 2.07% 2023[16]	380	382
Santander Drive Auto Receivables Trust, Series 2020-1, Class A3, 2.03% 2024[16]	444	450
Santander Drive Auto Receivables Trust, Series 2020-1, Class B, 3.03% 2024[16]	345	357
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11% 2025[16]	1,000	1,069
Symphony Ltd., CLO, Series 2013-12A, Class AR, (3-month USD-LIBOR + 1.03%) 1.267% 2025[8,12,16]	2,976	2,977
TAL Advantage V LLC, Series 2020-1A, Class A, 2.05% 2045[8,16]	2,320	2,348
TAL Advantage V LLC, Series 2020-1A, Class B, 3.29% 2045[8,16]	260	263
Textainer Marine Containers Ltd., Series 2020-2A, Class A, 2.10% 2045[8,16]	3,648	3,710
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[8,16]	3,250	3,474
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 2033[8,16]	889	917
Triton Container Finance LLC, Series 2020-1A, Class A, 2.11% 2045[8,16]	18,596	18,875
Westlake Automobile Receivables Trust, Series 2019-2A, Class A2, 2.57% 2023[8,16]	915	919
Westlake Automobile Receivables Trust, Series 2019-2A, Class B, 2.62% 2024[8,16]	870	881
Westlake Automobile Receivables Trust, Series 2019-2A, Class C, 2.84% 2024[8,16]	1,390	1,419
World Financial Network Credit Card Master Note Trust, Series 2018-A, Class A, 3.07% 2024[16]	7,000	7,023
		235,287

Bonds & notes of governments & government agencies outside the U.S. 0.21%
CPPIB Capital Inc. 2.375% 2021[8]	6,000	6,009
CPPIB Capital Inc. 2.25% 2022[8]	4,286	4,377
CPPIB Capital Inc. 2.75% 2027[8]	6,600	7,436
KfW 2.125% 2022	375	384
Manitoba (Province of) 3.05% 2024	2,600	2,824
Morocco (Kingdom of) 3.00% 2032[8]	3,000	3,054

  American Funds Insurance Series     143

Asset Allocation Fund (continued)

		Principal amount	Value
Bonds, notes & other debt instruments (continued)		(000)	(000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
	Morocco (Kingdom of) 4.00% 2050[8]	$3,000	$3,103
	Peru (Republic of) 1.862% 2032	2,525	2,550
	Peru (Republic of) 2.78% 2060	3,775	3,817
	Qatar (State of) 3.375% 2024[8]	2,315	2,511
	Qatar (State of) 4.00% 2029[8]	745	885
	Qatar (State of) 4.817% 2049[8]	750	1,025
	Quebec (Province of) 2.375% 2022	5,057	5,173
	Quebec (Province of) 2.75% 2027	9,000	10,077
	Saudi Arabia (Kingdom of) 3.25% 2030[8]	1,750	1,933
	Saudi Arabia (Kingdom of) 5.25% 2050[8]	1,000	1,366
	United Mexican States 2.659% 2031	2,703	2,773
	United Mexican States 3.771% 2061	1,528	1,595
			60,892

Federal agency bonds & notes 0.13%
	Fannie Mae 1.875% 2026	13,000	14,062
	Fannie Mae 0.875% 2030	23,958	23,506
			37,568

Municipals 0.11%
California 0.01%	Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 2027	2,285	2,323
	Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 2030	1,340	1,355
			3,678

Connecticut 0.00%	Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-A-1, 4.00% 2044	25	26
	Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044	35	37
			63

Florida	Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 2027	5,335	5,541
0.04%	Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 2030	5,365	5,650
			11,191

Illinois 0.02%	G.O. Bonds, Pension Funding Series 2003, Assured Guaranty Municipal insured, 5.10% 2033	4,125	4,757

Maryland 0.00%	Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Ref. Bonds, Series 2014-E, 2.857% 2040	40	40

Minnesota 0.00%	Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-A, 4.00% 2038	70	74

Nebraska 0.00%	Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-A, 3.00% 2043	15	15

South Carolina 0.04%	Housing Fin. Auth., Mortgage Rev. Ref. Bonds, Series 2014, AMT, 4.00% 2041	20	21
	Public Service Auth., Rev. Obligations (Santee Cooper), Series 2013-E, 5.00% 2048	20	22
	Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-A, 5.50% 2054	1,350	1,552

144     American Funds Insurance Series

Asset Allocation Fund (continued)

		Principal amount	Value
Bonds, notes & other debt instruments (continued)		(000)	(000)
Municipals (continued)
South Carolina (continued)	Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-A, 5.00% 2050	$1,390	$1,606
	Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-A, 5.00% 2055	2,955	3,408
	Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-E, 5.25% 2055	3,020	3,572
	Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 2035	410	502
	Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 2036	1,685	2,058
	Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 2035	650	796
			13,537

South Dakota 0.00%	Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-F, 4.00% 2034	10	10

Tennessee 0.00%	Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	15	16
	Total municipals		33,381
	Total bonds, notes & other debt instruments (cost: $8,502,239,000)		8,931,745

Short-term securities 7.71%		Shares
Money market investments 7.71%
	Capital Group Central Cash Fund 0.12%[4,18]	22,734,631	2,273,691
	Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[18,19]	12,643,336	12,643
	Total short-term securities (cost: $2,285,981,000)		2,286,334

	Total investment securities 104.10% (cost: $22,172,583,000)		30,874,255
	Other assets less liabilities (4.10)%		(1,216,604)
	Net assets 100.00%		$29,657,651

American Funds Insurance Series     145

Asset Allocation Fund (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[20] (000)	Value at 12/31/2020[21] (000)	Unrealized appreciation (depreciation) at 12/31/2020 (000)
2 Year U.S. Treasury Note Futures	Long	1,726	April 2021	$345,200	$381,405	$362
5 Year U.S. Treasury Note Futures	Long	485	April 2021	48,500	61,190	128
10 Year U.S. Treasury Note Futures	Long	116	March 2021	11,600	16,017	27
10 Year Ultra U.S. Treasury Note Futures	Short	3,275	March 2021	(327,500)	(512,077)	1,093
20 Year U.S. Treasury Bond Futures	Long	1,185	March 2021	118,500	205,227	(1,792)
30 Year Ultra U.S. Treasury Bond Futures	Long	494	March 2021	49,400	105,500	(590)
						$(772)

Swap contracts

Interest rate swaps

					Upfront	Unrealized
				Value at	premium	appreciation
		Expiration	Notional	12/31/2020	paid	at 12/31/2020
Receive	Pay	date	(000)	(000)	(000)	(000)
U.S. EFFR	0.0795%	7/13/2025	$125,400	$796	$—	$796

Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection

					Upfront	Unrealized
				Value at	premium	appreciation
Receive/		Expiration	Notional	12/31/2020	paid	at 12/31/2020
Payment frequency	Pay	date	(000)	(000)	(000)	(000)
1.00%/Quarterly	CDX.NA.IG.35	12/20/2025	$100	$2	$2	$—	[7]

Investments in affiliates4

					Net
	Value of			Net	unrealized	Value of
	affiliates at			realized	appreciation	affiliates at	Dividend
	1/1/2020	Additions	Reductions	gain	(depreciation)	12/31/2020	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)
Common stocks 0.55%
Information technology 0.00%
MKS Instruments, Inc.[22]	$308,028	$14,580	$87,945	$13,498	$82,829	$—	$2,040
Health care 0.04%
NuCana PLC (ADR)[2]	7,257	8,574	1	—	(2,463)	13,367	—
Consumer discretionary 0.51%
Kontoor Brands, Inc.	136,467	9,313	—	—	4,292	150,072	3,300
Total common stocks						163,439
Short-term securities 7.67%
Money market investments 7.67%
Capital Group Central Cash Fund 0.12%[18]	1,584,844	5,613,428	4,925,712	1,347	(216)	2,273,691	10,928
Total 8.22%				$14,845	$84,442	$2,437,130	$16,268

146     American Funds Insurance Series

Asset Allocation Fund (continued)

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,524,494,000, which represented 5.14% of the net assets of the fund. This amount includes $1,490,120,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	All or a portion of this security was on loan. The total value of all such securities was $13,741,000, which represented .05% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[4]	Affiliate of the fund or part of the same group of investment companies as the fund, in each case as defined under the Investment Company Act of 1940.
[5]	Value determined using significant unobservable inputs.
[6]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[7]	Amount less than one thousand.
[8]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,283,591,000, which represented 4.33% of the net assets of the fund.
[9]	Step bond; coupon rate may change at a later date.
[10]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $33,087,000, which represented .11% of the net assets of the fund.
[11]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[12]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[13]	Scheduled interest and/or principal payment was not received.
[14]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $8,238,000, which represented .03% of the net assets of the fund.
[15]	Index-linked bond whose principal amount moves with a government price index.
[16]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[17]	Purchased on a TBA basis.
[18]	Rate represents the seven-day yield at 12/31/2020.
[19]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[20]	Notional amount is calculated based on the number of contracts and notional contract size.
[21]	Value is calculated based on the notional amount and current market price.
[22]	Unaffiliated issuer at 12/31/2020.

				Percent
	Acquisition	Cost	Value	of net
Private placement securities	date(s)	(000)	(000)	assets
Rotech Healthcare Inc.	9/26/2013	$6,949	$13,074	.04%
Advanz Pharma Corp. Ltd.	8/31/2018-9/4/2018	2,219	773	.01
Total private placement securities		$9,168	$13,847	.05%

Key to abbreviations and symbol

ADR = American Depositary Receipts
Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
CLO = Collateralized Loan Obligations
Dept. = Department
Dev. = Development
EFFR = Effective Federal Funds Rate
Fin. = Finance
G.O. = General Obligation
GDR = Global Depositary Receipts
ICE = Intercontinental Exchange, Inc.
LIBOR = London Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To-be-announced
USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series     147

Global Balanced Fund

Investment portfolio December 31, 2020

Common stocks 58.02%		Shares	Value (000)
Information	Taiwan Semiconductor Manufacturing Company, Ltd.[1]	772,000	$14,499
technology	Microsoft Corp.	51,361	11,423
14.67%	ASML Holding NV1	21,414	10,349
	Broadcom Inc.	19,688	8,620
	PagSeguro Digital Ltd., Class A2	98,303	5,591
	Tokyo Electron Ltd.[1]	12,300	4,588
	Keyence Corp.[1]	3,900	2,195
	Edenred SA1	38,207	2,168
	Visa Inc., Class A	8,945	1,957
	Mastercard Inc., Class A	5,259	1,877
	Amphenol Corp., Class A	13,928	1,821
	Murata Manufacturing Co., Ltd.[1]	18,800	1,693
			66,781

Health care	AstraZeneca PLC[1]	68,312	6,825
8.83%	UnitedHealth Group Inc.	14,645	5,136
	Humana Inc.	8,875	3,641
	Pfizer Inc.	88,181	3,246
	Thermo Fisher Scientific Inc.	6,032	2,810
	Merck & Co., Inc.	33,487	2,739
	Coloplast A/S, Class B1	17,427	2,662
	Mettler-Toledo International Inc.[2]	2,089	2,381
	Fisher & Paykel Healthcare Corp. Ltd.[1]	87,349	2,074
	Novartis AG1	20,845	1,969
	Cigna Corp.	6,958	1,449
	Carl Zeiss Meditec AG, non-registered shares[1]	10,029	1,334
	Viatris Inc.[2]	63,052	1,182
	Gilead Sciences, Inc.	16,639	969
	Koninklijke Philips NV (EUR denominated)[1,2]	16,938	906
	Bayer AG1	14,514	853
			40,176

Financials	JPMorgan Chase & Co.	53,654	6,818
7.28%	Zurich Insurance Group AG1	13,094	5,550
	Berkshire Hathaway Inc., Class A2	11	3,826
	BlackRock, Inc.	4,013	2,895
	AIA Group Ltd.[1]	206,600	2,545
	Hong Kong Exchanges and Clearing Ltd.[1]	43,100	2,370
	Tokio Marine Holdings, Inc.[1]	40,000	2,072
	S&P Global Inc.	5,890	1,936
	B3 SA - Brasil, Bolsa, Balcao	154,305	1,841
	Deutsche Boerse AG1	10,789	1,832
	FinecoBank SpA[1,2]	89,681	1,464
			33,149

Consumer staples	Nestlé SA1	49,011	5,770
6.32%	Philip Morris International Inc.	62,968	5,213
	Kweichow Moutai Co., Ltd., Class A1	12,400	3,790
	British American Tobacco PLC[1]	88,645	3,297
	British American Tobacco PLC (ADR)	4,587	172
	Altria Group, Inc.	81,153	3,327
	Keurig Dr Pepper Inc.	98,392	3,149
	Budweiser Brewing Co. APAC Ltd.[1]	367,900	1,216
	Coca-Cola European Partners PLC	20,787	1,036
	Coca-Cola Company	17,456	957
	Procter & Gamble Company	5,916	823
			28,750

148	American Funds Insurance Series

Global Balanced Fund (continued)

Common stocks (continued)		Shares	Value (000)
Consumer	LVMH Moët Hennessy-Louis Vuitton SE1	7,305	$4,564
discretionary	Home Depot, Inc.	14,441	3,836
5.27%	Amazon.com, Inc.[2]	905	2,947
	Ocado Group PLC[1,2]	91,873	2,879
	Darden Restaurants, Inc.	17,400	2,073
	Domino’s Pizza, Inc.	4,733	1,815
	Alibaba Group Holding Ltd.[1,2]	57,300	1,674
	General Motors Company	34,796	1,449
	Ferrari NV1	5,608	1,297
	Peugeot SA1,2	31,465	861
	Wynn Resorts, Ltd.	5,258	593
			23,988

Industrials	Airbus SE, non-registered shares[1,2]	25,944	2,850
4.99%	SITC International Holdings Co. Ltd.[1]	1,109,000	2,401
	SMC Corp.[1]	3,700	2,260
	Lockheed Martin Corp.	6,285	2,231
	Spirax-Sarco Engineering PLC[1]	12,695	1,962
	MTU Aero Engines AG1	7,308	1,904
	Watsco, Inc.	6,594	1,494
	CSX Corp.	16,155	1,466
	BAE Systems PLC[1]	201,878	1,350
	Honeywell International Inc.	5,705	1,214
	United Parcel Service, Inc., Class B	6,356	1,070
	Union Pacific Corp.	4,976	1,036
	Nidec Corp.[1]	7,400	932
	Boeing Company	2,458	526
			22,696

Communication	SoftBank Corp.[1]	295,200	3,701
services	Alphabet Inc., Class C2	1,708	2,992
2.86%	Nintendo Co., Ltd.[1]	4,500	2,872
	Verizon Communications Inc.	46,262	2,718
	América Móvil, SAB de CV, Series L (ADR)	49,856	725
			13,008

Materials	Givaudan SA1	657	2,768
2.86%	Vale SA, ordinary nominative	138,510	2,332
	Croda International PLC[1]	24,263	2,192
	LyondellBasell Industries NV	17,400	1,595
	Akzo Nobel NV1	14,721	1,581
	Koninklijke DSM NV1	8,699	1,499
	Rio Tinto PLC[1]	13,862	1,037
			13,004

Real estate	Crown Castle International Corp. REIT	18,510	2,947
2.69%	Equinix, Inc. REIT	3,430	2,450
	Longfor Group Holdings Ltd.[1]	374,000	2,196
	Gaming and Leisure Properties, Inc. REIT	43,213	1,832
	American Tower Corp. REIT	7,855	1,763
	Shimao Group Holdings Ltd.[1]	334,500	1,069
	Shimao Services Holdings Ltd.[1,2]	4,271	7
			12,264

American Funds Insurance Series	149

Global Balanced Fund (continued)

Common stocks (continued)		Shares		Value (000)
Energy	TC Energy Corp. (CAD denominated)		51,157	$2,080
1.25%	Baker Hughes Co., Class A		78,260	1,632
	Chevron Corp.		13,871	1,171
	Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)		73,448	825
				5,708

Utilities	Enel SpA[1]		365,980	3,696
1.00%	Brookfield Infrastructure Partners LP		17,213	852
				4,548
	Total common stocks (cost: $171,327,000)			264,072

Preferred securities 0.45%
Information	Samsung Electronics Co., Ltd., nonvoting preferred shares[1]		30,276	2,055
technology	Total preferred securities (cost: $1,560,000)			2,055
0.45%

Bonds, notes & other debt instruments 31.89%		Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 14.75%
	Abu Dhabi (Emirate of) 2.50% 2022[3]		$200	207
	Abu Dhabi (Emirate of) 0.75% 2023[3]		275	276
	Abu Dhabi (Emirate of) 3.125% 2027[3]		200	225
	Agricultural Development Bank of China 3.75% 2029	CNY	550	85
	Agricultural Development Bank of China 2.96% 2030		4,350	630
	Australia (Commonwealth of), Series 152, 2.75% 2028	A$	1,175	1,046
	Australia (Commonwealth of), Series 162, 1.75% 2051		400	294
	Bermuda 2.375% 2030[3]		$200	210
	Brazil (Federative Republic of) 0% 2021	BRL	3,000	572
	Brazil (Federative Republic of) 6.00% 2024[4]		2,395	532
	Brazil (Federative Republic of) 10.00% 2027		1,200	273
	Canada 2.25% 2025	C$	1,400	1,191
	Canada 2.25% 2029		1,440	1,286
	Chile (Republic of) 4.50% 2026	CLP	235,000	379
	China (People’s Republic of), Series 1916, 3.12% 2026	CNY	6,650	1,017
	China (People’s Republic of), Series INBK, 2.85% 2027		6,000	902
	China (People’s Republic of), Series 1906, 3.29% 2029		5,500	845
	China (People’s Republic of), Series 1910, 3.86% 2049		5,010	778
	China (People’s Republic of), Series INBK, 3.39% 2050		300	43
	China Development Bank Corp., Series 1805, 4.04% 2028		5,000	789
	China Development Bank Corp., Series 1905, 3.48% 2029		11,780	1,785
	Colombia (Republic of) 5.75% 2027	COP	2,154,200	669
	Colombia (Republic of), Series B, 7.75% 2030		453,000	156
	French Republic O.A.T. 3.25% 2045		€160	338
	Germany (Federal Republic of) 0% 2025		910	1,152
	Germany (Federal Republic of) 0.50% 2027		675	893
	Germany (Federal Republic of) 0.25% 2029		830	1,091
	Germany (Federal Republic of) 0% 2030		705	910
	Germany (Federal Republic of) 0% 2030		400	516
	Germany (Federal Republic of) 0% 2050		610	782
	Greece (Hellenic Republic of) 3.375% 2025		475	659
	Greece (Hellenic Republic of) 3.75% 2028		280	421
	Greece (Hellenic Republic of) 3.875% 2029		270	418
	Indonesia (Republic of) 3.75% 2022		$410	427
	Indonesia (Republic of) 3.85% 2027[3]		400	458
	Indonesia (Republic of), Series 78, 8.25% 2029	IDR	3,977,000	327
	Indonesia (Republic of), Series 82, 7.00% 2030		1,000,000	77

150	American Funds Insurance Series

Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Indonesia (Republic of), Series 87, 6.50% 2031	IDR	2,010,000	$150
Indonesia (Republic of), Series 74, 7.50% 2032		597,000	46
Indonesia (Republic of), Series 65, 6.625% 2033		1,493,000	109
Israel (State of) 2.875% 2024		€200	267
Israel (State of) 1.50% 2027		100	133
Israel (State of) 2.00% 2027	ILS	2,600	888
Israel (State of) 5.50% 2042		700	373
Italy (Republic of) 0.10% 2023[4]		€772	965
Italy (Republic of) 0.95% 2027		1,025	1,315
Japan, Series 134, 0.10% 2022		¥31,900	310
Japan, Series 17, 0.10% 2023[4]		10,450	101
Japan, Series 19, 0.10% 2024[4]		30,330	294
Japan, Series 18, 0.10% 2024[4]		20,780	202
Japan, Series 145, 0.10% 2025		110,200	1,078
Japan, Series 21, 0.10% 2026[4]		40,483	394
Japan, Series 346, 0.10% 2027		173,250	1,699
Japan, Series 22, 0.10% 2027[4]		25,376	247
Japan, Series 23, 0.10% 2028[4]		66,293	644
Japan, Series 24, 0.10% 2029[4]		213,289	2,076
Japan, Series 356, 0.10% 2029		112,800	1,105
Japan, Series 360, 0.10% 2030		415,150	4,052
Japan, Series 152, 1.20% 2035		212,000	2,339
Japan, Series 42, 1.70% 2044		94,100	1,156
Kuwait (State of) 2.75% 2022[3]		$200	206
Malaysia (Federation of), Series 0119, 3.906% 2026	MYR	1,380	372
Malaysia (Federation of), Series 0417, 3.899% 2027		1,300	355
Malaysia (Federation of), Series 0418, 4.893% 2038		2,800	822
Malaysia (Federation of), Series 0519, 3.757% 2040		1,650	431
Malaysia (Federation of), Series 0216, 4.736% 2046		609	173
Morocco (Kingdom of) 4.25% 2022		$200	211
Morocco (Kingdom of) 3.50% 2024		€100	133
Morocco (Kingdom of) 1.375% 2026		130	160
Morocco (Kingdom of) 1.50% 2031		125	149
Morocco (Kingdom of) 1.50% 2031		100	119
Morocco (Kingdom of) 3.00% 2032[3]		$200	204
National Highways Authority of India 7.17% 2021	INR	30,000	424
Netherlands (Kingdom of the) 0% 2027		€810	1,029
Netherlands (Kingdom of the) 5.50% 2028		100	176
Norway (Kingdom of) 1.75% 2025	NKr	4,000	489
Nova Scotia (Province of) 3.15% 2051	C$	170	165
Panama (Republic of) 3.16% 2030		$265	294
Peru (Republic of) 2.392% 2026		90	96
Peru (Republic of) 6.15% 2032	PEN	600	202
Peru (Republic of) 5.625% 2050		$20	32
Philippines (Republic of) 1.648% 2031		200	203
Qatar (State of) 3.40% 2025[3]		200	221
Qatar (State of) 4.50% 2028[3]		500	607
Quebec (Province of) 1.90% 2030	C$	700	581
Romania 3.624% 2030		€692	1,011
Romania 3.624% 2030		225	329
Romania 2.00% 2032		100	128
Romania 3.50% 2034		65	95
Romania 3.875% 2035		170	255
Romania 3.375% 2038		250	352
Romania 4.625% 2049		184	304
Romania 4.625% 2049		25	41
Romania 3.375% 2050		73	103
Russian Federation 7.00% 2023	RUB	16,600	237
Russian Federation 2.875% 2025		€200	270
Russian Federation 2.875% 2025		100	135
Russian Federation 4.25% 2027		$200	229

American Funds Insurance Series	151

Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
	Russian Federation 6.90% 2029	RUB	25,250	$367
	Russian Federation 7.65% 2030		6,000	92
	Russian Federation 8.50% 2031		5,530	90
	Russian Federation 7.70% 2033		23,030	351
	Russian Federation 7.25% 2034		8,140	120
	Saudi Arabia (Kingdom of) 2.894% 2022[3]		$200	206
	Saudi Arabia (Kingdom of) 3.625% 2028[3]		200	224
	Serbia (Republic of) 3.125% 2027		€915	1,259
	Singapore (Republic of) 2.625% 2028	S$	275	236
	Singapore (Republic of) 2.875% 2029		155	137
	Singapore (Republic of) 2.875% 2030		165	148
	South Africa (Republic of), Series R-214, 6.50% 2041	ZAR	2,200	98
	South Africa (Republic of), Series R-2048, 8.75% 2048		6,300	353
	South Korea (Republic of), Series 2209, 2.00% 2022	KRW	560,000	525
	South Korea (Republic of), Series 2503, 1.50% 2025		639,700	595
	Sri Lanka (Democratic Socialist Republic of) 6.25% 2021		$250	218
	Thailand (Kingdom of) 2.125% 2026	THB	16,450	594
	Ukraine 6.75% 2026		€150	202
	United Kingdom 1.75% 2022		£280	395
	United Kingdom 2.75% 2024		50	76
	United Kingdom 4.75% 2030		460	911
	United Kingdom 4.25% 2032		280	553
	United Kingdom 4.50% 2034		225	476
	United Kingdom 0.625% 2035		600	833
	United Kingdom 3.25% 2044		250	526
	United Mexican States 0.70% 2021		¥100,000	968
	United Mexican States, Series M, 7.50% 2027	MXN	25,740	1,473
	United Mexican States, Series M20, 8.50% 2029		11,500	705
	United Mexican States 2.659% 2031		$216	222
	United Mexican States, Series M, 8.00% 2047	MXN	4,000	237
				67,135

U.S. Treasury bonds & notes 10.85%
U.S. Treasury	U.S. Treasury 0.125% 2022		$8,318	8,319
10.36%	U.S. Treasury 1.875% 2022		700	713
	U.S. Treasury 1.875% 2022		600	617
	U.S. Treasury 0.375% 2025		8,605	8,616
	U.S. Treasury 2.25% 2027		700	774
	U.S. Treasury 2.25% 2027		300	333
	U.S. Treasury 2.875% 2028[5]		1,275	1,477
	U.S. Treasury 2.875% 2028		700	813
	U.S. Treasury 0.625% 2030		2,640	2,580
	U.S. Treasury 0.625% 2030		650	633
	U.S. Treasury 0.875% 2030		14,286	14,231
	U.S. Treasury 2.875% 2046		400	511
	U.S. Treasury 1.375% 2050[5]		8,058	7,540
				47,157

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.25% 2029[4]		713	807
inflation-protected	U.S. Treasury Inflation-Protected Security 1.375% 2044[4,5]		279	403
securities	U.S. Treasury Inflation-Protected Security 1.00% 2049[4,5]		724	1,021
0.49%				2,231
	Total U.S. Treasury bonds & notes			49,388

152	American Funds Insurance Series

Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans 4.81%
Financials	ACE INA Holdings Inc. 2.875% 2022	$10	$10
1.23%	ACE INA Holdings Inc. 3.35% 2026	10	11
	ACE INA Holdings Inc. 4.35% 2045	20	27
	Allianz SE 4.75% 2049 (3-month EUR-EURIBOR + 3.60% on 10/24/2023)[6]	€100	137
	Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[6]	$100	107
	Bank of America Corp. 1.319% 2026 (USD-SOFR + 1.15% on 6/19/2025)[6]	500	511
	Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[6]	236	267
	Bank of America Corp. 2.496% 2031 (3-month USD-LIBOR + 0.99% on 2/13/2030)[6]	20	21
	CaixaBank, SA 3.50% 2027 (5-year EUR Mid-Swap + 3.35% on 2/15/2022)[6]	€100	126
	China Construction Bank Corp. 2.45% 2030 (UST Yield Curve Rate T Note Constant Maturity 5-year + 2.15% on 6/24/2025)[6]	$300	308
	Citigroup Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)[6]	175	192
	Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[6]	130	135
	Goldman Sachs Group, Inc. 3.50% 2025	207	230
	Goldman Sachs Group, Inc. 4.017% 2038 (3-month USD-LIBOR + 1.373% on 10/31/2037)[6]	78	95
	Groupe BPCE SA 0.64% 2022	¥100,000	972
	Groupe BPCE SA 5.70% 2023[3]	$200	227
	Groupe BPCE SA 1.00% 2025	€100	127
	HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[6]	$200	228
	JPMorgan Chase & Co. 3.25% 2022	28	30
	JPMorgan Chase & Co. 4.493% 2031 (USD-SOFR + 3.79% on 3/24/2030)[6]	160	197
	Mizuho Financial Group, Ltd. 2.721% 2023 (3-month USD-LIBOR + 0.84% on 7/16/2022)[6]	271	280
	Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[6]	200	202
	Morgan Stanley 3.125% 2026	110	123
	Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)[6]	72	78
	New York Life Insurance Company 3.75% 2050[3]	23	28
	PNC Financial Services Group, Inc. 2.854% 2022[6]	100	105
	Rabobank Nederland 3.875% 2023	€100	134
	Skandinaviska Enskilda Banken AB 2.80% 2022	$250	257
	Wells Fargo & Company 2.393% 2028 (USD-SOFR + 2.10% on 6/2/2027)[6]	400	426
			5,591

Utilities	Abu Dhabi National Energy Company PJSC (TAQA) 3.625% 2023[3]	200	212
1.05%	Berkshire Hathaway Energy Company 3.70% 2030[3]	25	30
	Berkshire Hathaway Energy Company 1.65% 2031[3]	175	175
	CMS Energy Corp. 3.00% 2026	150	166
	Duke Energy Carolinas, LLC 3.05% 2023	280	296
	Duke Energy Progress, LLC 3.70% 2028	75	88
	Edison International 4.125% 2028	160	178
	Enel Finance International SA 2.75% 2023[3]	200	209
	Enel Finance International SA 3.50% 2028[3]	200	228
	Enersis Américas SA 4.00% 2026	35	39
	Exelon Corp. 3.40% 2026	150	169
	Exelon Corp., junior subordinated, 3.497% 2022[6]	25	26
	FirstEnergy Corp. 3.90% 2027 (4.40% on 1/16/2021)[6]	120	132
	FirstEnergy Corp. 3.50% 2028[3]	35	37
	Interstate Power and Light Co. 2.30% 2030	50	53
	NextEra Energy Capital Holdings, Inc. 2.75% 2029	234	255
	NextEra Energy Capital Holdings, Inc. 2.25% 2030	478	502
	Niagara Mohawk Power Corp. 3.508% 2024[3]	85	93
	Pacific Gas and Electric Co. 2.95% 2026	25	26
	Pacific Gas and Electric Co. 2.10% 2027	100	102
	Pacific Gas and Electric Co. 4.65% 2028	114	130
	Pacific Gas and Electric Co. 4.55% 2030	31	35
	Pacific Gas and Electric Co. 2.50% 2031	600	602
	Pacific Gas and Electric Co. 3.50% 2050	137	137

American Funds Insurance Series	153

Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities	State Grid Overseas Investment Ltd. 1.25% 2022		€100	$124
(continued)	State Grid Overseas Investment Ltd. 3.50% 2027[3]		$450	501
	Xcel Energy Inc. 3.35% 2026		216	244
				4,789

Communication	AT&T Inc. 2.75% 2031		375	401
services	AT&T Inc. 2.55% 2033[3]		64	66
0.48%	Comcast Corp. 3.95% 2025		80	92
	Deutsche Telekom International Finance BV 9.25% 2032		45	76
	France Télécom 9.00% 2031[6]		65	107
	KT Corp. 0.22% 2022		¥100,000	966
	T-Mobile US, Inc. 2.05% 2028[3]		$200	208
	Walt Disney Company 2.65% 2031		240	263
				2,179

Health care	Abbott Laboratories 3.75% 2026		51	60
0.46%	Aetna Inc. 2.80% 2023		10	10
	Amgen Inc. 1.90% 2025		40	42
	Amgen Inc. 2.20% 2027		30	32
	AstraZeneca PLC 3.50% 2023		150	162
	Bayer US Finance II LLC 3.875% 2023[3]		200	218
	Becton, Dickinson and Company 2.894% 2022		47	49
	Becton, Dickinson and Company 3.734% 2024		35	39
	Becton, Dickinson and Company 3.70% 2027		43	49
	Becton, Dickinson and Company 2.823% 2030		28	31
	Bristol-Myers Squibb Co. 2.90% 2024		178	193
	Cigna Corp. 4.125% 2025		80	92
	EMD Finance LLC 3.25% 2025[3]		250	274
	Medtronic, Inc. 3.50% 2025		31	35
	Novartis Capital Corp. 1.75% 2025		31	33
	Novartis Capital Corp. 2.00% 2027		34	36
	Novartis Capital Corp. 2.20% 2030		73	78
	Stryker Corp. 0.75% 2029		€210	267
	Takeda Pharmaceutical Company, Ltd. 2.25% 2026		100	137
	Thermo Fisher Scientific Inc. 4.133% 2025		$84	96
	Upjohn Inc. 2.70% 2030[3]		142	151
				2,084

Energy	Canadian Natural Resources Ltd. 2.95% 2030		161	173
0.39%	Enbridge Inc. 4.25% 2026		70	82
	Enbridge Inc. 3.70% 2027		45	51
	Equinor ASA 1.75% 2026		35	37
	Equinor ASA 2.375% 2030		70	75
	Exxon Mobil Corp. 2.992% 2025		135	148
	Exxon Mobil Corp. 3.482% 2030		170	198
	Halliburton Company 3.80% 2025		3	3
	MPLX LP 2.65% 2030		75	79
	Petróleos Mexicanos 7.19% 2024	MXN	1,335	61
	Petróleos Mexicanos 7.47% 2026		5,330	224
	Saudi Arabian Oil Co. 1.625% 2025[3]		$200	205
	Shell International Finance BV 3.50% 2023		330	359
	Statoil ASA 3.70% 2024		50	55
				1,750

154	American Funds Insurance Series

Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer	Amazon.com, Inc. 2.80% 2024	$170	$184
discretionary	Amazon.com, Inc. 1.20% 2027	50	51
0.36%	Amazon.com, Inc. 2.50% 2050	305	316
	Bayerische Motoren Werke AG 3.90% 2025[3]	70	79
	Bayerische Motoren Werke AG 4.15% 2030[3]	70	85
	DaimlerChrysler North America Holding Corp. 2.00% 2021[3]	200	201
	Hyundai Capital America 3.25% 2022[3]	65	68
	Hyundai Capital America 2.375% 2027[3]	109	114
	Hyundai Capital Services Inc. 3.75% 2023[3]	250	266
	Toyota Motor Credit Corp. 2.90% 2023	100	106
	Toyota Motor Credit Corp. 3.00% 2025	100	110
	Toyota Motor Credit Corp. 3.375% 2030	33	39
			1,619

Consumer staples	Altria Group, Inc. 1.00% 2023	€110	137
0.35%	Altria Group, Inc. 2.20% 2027	270	360
	Anheuser-Busch InBev NV 4.00% 2028	$100	118
	Anheuser-Busch InBev NV 4.75% 2029	220	272
	British American Tobacco PLC 3.215% 2026	62	68
	British American Tobacco PLC 3.557% 2027	105	117
	British American Tobacco PLC 3.462% 2029	75	82
	Conagra Brands, Inc. 4.30% 2024	210	235
	Keurig Dr Pepper Inc. 4.597% 2028	175	213
			1,602

Real estate	American Campus Communities, Inc. 3.75% 2023	100	106
0.19%	American Campus Communities, Inc. 4.125% 2024	90	98
	Corporate Office Properties LP 3.60% 2023	65	69
	Equinix, Inc. 2.15% 2030	197	201
	Essex Portfolio LP 3.50% 2025	120	133
	Essex Portfolio LP 3.375% 2026	40	45
	WEA Finance LLC 3.75% 2024[3]	200	211
			863

Industrials	Carrier Global Corp. 2.242% 2025	36	38
0.15%	Carrier Global Corp. 2.493% 2027	30	32
	CCCI Treasure Ltd. 3.425% (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.998% on 2/21/2025)[6]	200	198
	CSX Corp. 3.80% 2050	6	7
	CSX Corp. 2.50% 2051	75	75
	Lima Metro Line 2 Finance Ltd. 5.875% 2034[3]	105	127
	United Technologies Corp. 4.125% 2028	170	203
			680

Information	Broadcom Inc. 3.15% 2025	70	76
technology	Broadcom Inc. 4.15% 2030	70	81
0.13%	Microsoft Corp. 2.40% 2026	187	204
	Oracle Corp. 2.65% 2026	216	238
			599

Materials	Vale Overseas Ltd. 3.75% 2030	94	105
0.02%	Total corporate bonds, notes & loans		21,861

American Funds Insurance Series	155

Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)		Value (000)
Mortgage-backed obligations 1.42%
Other	Korea Housing Finance Corp. 2.00% 2021[3,7]		$250	$253
mortgage-backed	Nordea Kredit 0.50% 2040[7]	DKr	1,846	305
securities	Nykredit Realkredit AS, Series 01E, 1.50% 2037[7]		821	140
0.73%	Nykredit Realkredit AS, Series 01E, 0.50% 2040[7]		12,241	2,021
	Nykredit Realkredit AS, Series 01E, 1.50% 2040[7]		2,102	358
	Nykredit Realkredit AS, Series 01E, 0.50% 2050[7]		1,466	238
				3,315

Federal agency	Fannie Mae Pool #MA4228 1.50% 2036[7]		$1,042	1,073
mortgage-backed	Freddie Mac Pool #SB8083 1.50% 2036[7]		267	275
obligations	Freddie Mac Pool #2B7343 3.711% 2049[7,8]		136	142
0.69%	Government National Mortgage Assn. 4.00% 2051[7,9]		75	80
	Government National Mortgage Assn. Pool #MA5986 4.00% 2049[7]		18	19
	Uniform Mortgage-Backed Security 1.50% 2036[7,9]		1,508	1,550
				3,139
	Total mortgage-backed obligations			6,454

Municipals 0.04%
Ohio 0.02%	Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2048		100	102
Texas 0.02%	Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052		80	84

	Total municipals			186

Asset-backed obligations 0.02%
	OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2060[3,7,8]		93	95
	Total bonds, notes & other debt instruments (cost: $137,636,000)			145,119

Short-term securities 9.30%
Money market investments 5.35%
	Capital Group Central Cash Fund 0.12%[10,11]		243,271	24,329

Commercial paper 3.95%
	Toronto-Dominion Bank 0.19% due 1/19/2021[3]		9,000	9,000
	NRW.Bank 0.21% due 1/22/2021[3]		9,000	8,999
				17,999
	Total short-term securities (cost: $42,325,000)			42,328

	Total investment securities 99.66% (cost: $352,848,000)			453,574
	Other assets less liabilities 0.34%			1,558

	Net assets 100.00%			$455,132

156	American Funds Insurance Series

Global Balanced Fund (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[12] (000)	Value at 12/31/2020[13] (000)	Unrealized appreciation at 12/31/2020 (000)
10 Year Ultra U.S. Treasury Note Futures	Short	18	March 2021	$(1,800)	$(2,814)	$3

Forward currency contracts

				Unrealized
				appreciation
Contract amount				(depreciation)
Purchases	Sales		Settlement	at 12/31/2020
(000)	(000)	Counterparty	date	(000)
GBP626	USD833	Citibank	1/6/2021	$24
EUR560	USD665	Goldman Sachs	1/6/2021	19
ILS800	USD239	Standard Chartered Bank	1/6/2021	9
JPY39,700	USD383	UBS AG	1/6/2021	2
CAD10	USD8	Standard Chartered Bank	1/6/2021	— [14]
GBP200	EUR224	Citibank	1/6/2021	— [14]
USD275	MXN5,550	HSBC Bank	1/6/2021	(4)
PLN1,400	USD372	Citibank	1/7/2021	3
EUR715	USD860	Bank of New York Mellon	1/8/2021	14
CNH3,320	USD505	HSBC Bank	1/8/2021	6
USD377	PLN1,400	Barclays Bank PLC	1/8/2021	3
USD451	EUR370	Citibank	1/8/2021	(1)
USD520	EUR430	JPMorgan Chase	1/8/2021	(5)
USD717	MXN14,415	HSBC Bank	1/8/2021	(6)
USD541	CAD700	Standard Chartered Bank	1/8/2021	(9)
USD397	ZAR6,080	Standard Chartered Bank	1/8/2021	(16)
USD899	ILS2,960	Citibank	1/8/2021	(23)
CAD1,400	USD1,094	Goldman Sachs	1/12/2021	6
USD260	AUD350	Citibank	1/12/2021	(10)
JPY234,930	USD2,252	HSBC Bank	1/14/2021	24
CLP175,000	USD237	Citibank	1/14/2021	9
KRW320,500	USD295	Standard Chartered Bank	1/14/2021	— [14]
USD421	INR31,100	HSBC Bank	1/14/2021	(4)
USD11	RUB800	Citibank	1/15/2021	— [14]
EUR717	USD871	Goldman Sachs	1/19/2021	5
CZK11,700	EUR444	Standard Chartered Bank	1/19/2021	2
USD549	CAD700	Barclays Bank PLC	1/19/2021	(1)
USD513	CNH3,360	Goldman Sachs	1/19/2021	(3)
USD540	CZK11,700	Standard Chartered Bank	1/19/2021	(5)
ILS2,000	USD617	Goldman Sachs	1/21/2021	6
MXN8,100	USD404	Morgan Stanley	1/21/2021	2
CNH1,700	USD261	Goldman Sachs	1/21/2021	— [14]
USD174	JPY18,000	Goldman Sachs	1/21/2021	— [14]
USD523	ILS1,700	JPMorgan Chase	1/21/2021	(6)
USD545	BRL2,788	Goldman Sachs	1/22/2021	8
KRW476,000	USD435	Citibank	1/22/2021	3
USD431	KRW476,000	Citibank	1/22/2021	(7)
EUR3,234	USD3,945	HSBC Bank	1/25/2021	8
CAD1,170	USD896	Morgan Stanley	1/29/2021	24
CAD1,170	USD897	Citibank	1/29/2021	22
MXN6,630	USD317	Morgan Stanley	1/29/2021	15
MXN6,640	USD319	Morgan Stanley	1/29/2021	13
ZAR2,790	USD177	JPMorgan Chase	1/29/2021	12
EUR502	DKK3,737	Citibank	1/29/2021	— [14]
EUR63	DKK467	Goldman Sachs	1/29/2021	— [14]
EUR63	DKK467	Citibank	1/29/2021	— [14]

American Funds Insurance Series	157

Global Balanced Fund (continued)

Forward currency contracts (continued)

				Unrealized
				appreciation
Contract amount				(depreciation)
Purchases	Sales		Settlement	at 12/31/2020
(000)	(000)	Counterparty	date	(000)
EUR1,219	DKK9,069	Citibank	1/29/2021	$— [14]
USD280	AUD370	HSBC Bank	1/29/2021	(5)
USD169	ZAR2,790	Bank of America	1/29/2021	(21)
USD617	MXN13,270	Morgan Stanley	1/29/2021	(48)
USD1,764	CAD2,340	Citibank	1/29/2021	(74)
CAD1,390	USD1,074	Barclays Bank PLC	2/10/2021	18
USD1,027	CAD1,320	Goldman Sachs	2/10/2021	(11)
				$(2)

Swap contracts

Interest rate swaps

					Upfront	Unrealized
				Value at	premium	appreciation
		Expiration	Notional	12/31/2020	paid	at 12/31/2020
Receive	Pay	date	(000)	(000)	(000)	(000)
(0.0955)%	6-month EURIBOR	7/22/2024	€2,200	$21	$—	$21

Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection

					Upfront	Unrealized
				Value at	premium	depreciation
Receive/		Expiration	Notional	12/31/2020	paid	at 12/31/2020
Payment frequency	Pay	date	(000)	(000)	(000)	(000)
1.00%/Quarterly	CDX.NA.IG.35	12/20/2025	$3,800	$93	$93	$—	[14]

Investments in affiliates11

	Value of			Net	Net	Value of
	affiliate at			realized	unrealized	affiliate at	Dividend
	1/1/2020	Additions	Reductions	gain	depreciation	12/31/2020	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)
Short-term securities 5.35%
Money market investments 5.35%
Capital Group Central Cash Fund 0.12%[10]	$2,825	$130,916	$109,410	$3	$(5)	$24,329	$103

158	American Funds Insurance Series

Global Balanced Fund (continued)

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $131,628,000, which represented 28.92% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $25,404,000, which represented 5.58% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $184,000, which represented .04% of the net assets of the fund.
[6]	Step bond; coupon rate may change at a later date.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[9]	Purchased on a TBA basis.
[10]	Rate represents the seven-day yield at 12/31/2020.
[11]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[12]	Notional amount is calculated based on the number of contracts and notional contract size.
[13]	Value is calculated based on the notional amount and current market price.
[14]	Amount less than one thousand.

Key to abbreviations and symbols

ADR = American Depositary Receipts
AUD/A$ = Australian dollars
BRL = Brazilian reais
CAD/C$ = Canadian dollars
CLP = Chilean pesos
CNH/CNY = Chinese yuan renminbi
COP = Colombian pesos
CZK = Czech korunas
DKK/DKr = Danish kroner
EUR/€ = Euros
EURIBOR = Euro Interbank Offered Rate
GBP/£ = British pounds
IDR = Indonesian rupiah
ILS = Israeli shekels
INR = Indian rupees
JPY/¥ = Japanese yen

KRW = South Korean won
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
MYR = Malaysian ringgits
NKr = Norwegian kroner
PEN = Peruvian nuevos soles
PLN = Polish zloty
Ref. = Refunding
Rev. = Revenue
RUB = Russian rubles
S$ = Singapore dollars
SOFR = Secured Overnight Financing Rate
TBA = To-be-announced
THB = Thai baht
USD/$ = U.S. dollars
ZAR = South African rand

See notes to financial statements.

American Funds Insurance Series	159

Bond Fund

Investment portfolio December 31, 2020

Bonds, notes & other debt instruments 96.71%		Principal amount (000)	Value (000)
Corporate bonds, notes & loans 33.25%
Financials	ACE INA Holdings Inc. 2.875% 2022	$3,625	$3,781
7.75%	ACE INA Holdings Inc. 3.35% 2026	2,025	2,283
	ACE INA Holdings Inc. 4.35% 2045	2,220	3,011
	AerCap Holdings NV 6.50% 2025	1,798	2,151
	Ally Financial Inc. 5.125% 2024	1,500	1,730
	Ally Financial Inc. 8.00% 2031	8,479	12,081
	Ally Financial Inc. 8.00% 2031	7,070	10,393
	American International Group, Inc. 4.20% 2028	9,875	11,733
	American International Group, Inc. 3.40% 2030	12,313	14,111
	American International Group, Inc. 4.375% 2050	3,455	4,524
	Assicurazioni Generali SpA 10.125% 2042 (3-month EUR-EURIBOR + 9.181% on 7/10/2022)[1]	€3,800	5,376
	Banco Do Brasil, SA 4.75% 2024[2]	$10,000	10,775
	Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[1]	16,676	18,867
	Bank of America Corp. 1.898% 2031 (USD-SOFR + 1.53% on 7/23/2030)[1]	2,515	2,542
	Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[1]	21,177	21,463
	Berkshire Hathaway Finance Corp. 4.20% 2048	8,720	11,520
	BNP Paribas 3.80% 2024[2]	18,775	20,490
	BNP Paribas 2.819% 2025 (3-month USD-LIBOR + 1.111% on 11/19/2024)[1,2]	2,875	3,073
	BNP Paribas 3.375% 2025[2]	6,425	7,049
	BNP Paribas 2.219% 2026 (USD-SOFR + 2.074% on 6/9/2025)[1,2]	12,000	12,565
	CIT Group Inc. 3.929% 2024 (USD-SOFR + 3.827% on 6/19/2023)[1]	5,410	5,728
	CIT Group Inc. 4.75% 2024	2,066	2,263
	Citigroup Inc. 4.60% 2026	1,800	2,111
	Citigroup Inc. 3.668% 2028 (3-month USD-LIBOR + 1.39% on 7/24/2027)[1]	1,000	1,134
	Citigroup Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)[1]	3,001	3,306
	Citigroup Inc. 2.572% 2031 (USD-SOFR + 2.107% on 6/3/2030)[1]	18,102	19,300
	Citigroup Inc. 4.412% 2031 (USD-SOFR + 3.914% on 3/31/2030)[1]	18,470	22,399
	Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)[1,2]	4,450	4,620
	Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[1,2]	12,000	12,555
	Credit Suisse Group AG 3.80% 2023	12,925	13,927
	Credit Suisse Group AG 4.207% 2024 (3-month USD-LIBOR + 1.24% on 6/12/2023)[1,2]	500	542
	Credit Suisse Group AG 2.593% 2025 (USD-SOFR + 1.56% on 9/11/2024)[1,2]	850	895
	Credit Suisse Group AG 2.193% 2026 (USD-SOFR + 2.044% on 6/5/2025)[1,2]	5,750	6,014
	Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[1,2]	3,096	3,644
	Deutsche Bank AG 3.15% 2021	28,037	28,068
	Deutsche Bank AG 3.375% 2021	1,300	1,313
	Deutsche Bank AG 4.25% 2021	27,043	27,116
	Deutsche Bank AG 4.25% 2021	525	538
	Deutsche Bank AG 3.30% 2022	2,695	2,812
	Deutsche Bank AG 5.00% 2022	2,675	2,798
	Deutsche Bank AG 3.95% 2023	6,350	6,751
	Deutsche Bank AG 2.222% 2024 (USD-SOFR + 2.159% on 9/18/2023)[1]	10,475	10,782
	Deutsche Bank AG 3.70% 2024	4,950	5,330
	Deutsche Bank AG 3.70% 2024	2,750	2,967
	Deutsche Bank AG 3.961% 2025 (USD-SOFR + 2.581% on 11/26/2024)[1]	8,835	9,662
	Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[1]	42,015	42,990
	Deutsche Bank AG 4.10% 2026	7,305	8,154
	Deutsche Bank AG 4.10% 2026	857	950
	Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)[1]	2,900	3,151
	GE Capital Funding, LLC 4.05% 2027[2]	5,346	6,119
	GE Capital Funding, LLC 4.40% 2030[2]	10,000	11,791
	Goldman Sachs Group, Inc. 5.75% 2022	4,800	5,074
	Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[1]	9,600	11,126
	Goldman Sachs Group, Inc., junior subordinated, 5.30% (3-month USD-LIBOR + 3.834% on 11/10/2026)[1]	1,750	1,916
	Groupe BPCE SA 2.75% 2023[2]	6,875	7,192
	Groupe BPCE SA 5.70% 2023[2]	28,166	31,898
	Groupe BPCE SA 5.15% 2024[2]	5,481	6,247
	Groupe BPCE SA 1.652% 2026 (USD-SOFR + 1.52% on 10/6/2025)[1,2]	6,350	6,504

160	American Funds Insurance Series

Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials	HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[1]	$12,000	$14,200
(continued)	Intesa Sanpaolo SpA 3.375% 2023[2]	10,035	10,514
	Intesa Sanpaolo SpA 3.25% 2024[2]	770	823
	Intesa Sanpaolo SpA 5.017% 2024[2]	68,143	74,578
	Intesa Sanpaolo SpA 5.71% 2026[2]	15,400	17,634
	Intesa Sanpaolo SpA 3.875% 2027[2]	6,250	6,866
	Intesa Sanpaolo SpA 3.875% 2028[2]	1,986	2,194
	JPMorgan Chase & Co. 2.182% 2028 (USD-SOFR + 1.89% on 6/1/2027)[1]	4,750	5,046
	JPMorgan Chase & Co. 3.509% 2029 (3-month USD-LIBOR + 0.945% on 1/23/2028)[1]	9,600	10,958
	JPMorgan Chase & Co. 4.203% 2029 (3-month USD-LIBOR + 1.26% on 7/23/2028)[1]	11,980	14,331
	JPMorgan Chase & Co. 2.522% 2031 (USD-SOFR + 2.04% on 4/22/2030)[1]	1,766	1,900
	Lloyds Banking Group PLC 2.438% 2026 (UST Yield Curve Rate T Note Constant Maturity 1-year + 1.00% on 2/5/2025)[1]	2,675	2,827
	Lloyds Banking Group PLC 4.375% 2028	8,825	10,505
	MetLife Capital Trust IV, junior subordinated, 7.875% 2067 (3-month USD-LIBOR + 3.96% on 12/1/2037)[1,2]	1,405	1,985
	MetLife, Inc. 3.60% 2025	3,490	3,954
	Mizuho Financial Group, Inc. 0.849% 2024 (3-month USD-LIBOR + 0.61% on 9/8/2023)[1]	6,000	6,036
	Morgan Stanley 2.50% 2021	19,200	19,320
	Morgan Stanley 2.72% 2025 (USD-SOFR + 1.152% on 7/22/2024)[1]	2,300	2,461
	New York Life Insurance Company 3.75% 2050[2]	5,749	6,884
	PNC Financial Services Group, Inc. 2.854% 2022[1]	5,850	6,127
	PNC Funding Corp. 3.30% 2022	8,700	8,989
	Rede D’Or Finance SARL 4.50% 2030[2]	3,000	3,133
	Santander Holdings USA, Inc. 3.50% 2024	8,325	8,997
	Synchrony Financial 2.85% 2022	5,400	5,578
	Synchrony Financial 4.375% 2024	3,640	4,009
	Travelers Companies, Inc. 2.55% 2050	768	809
	UBS Group AG 1.364% 2027 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.08% on 1/30/2026)[1,2]	1,675	1,695
	UniCredit SpA 3.75% 2022[2]	2,545	2,638
	UniCredit SpA 6.572% 2022[2]	11,295	11,904
	UniCredit SpA 4.625% 2027[2]	1,395	1,588
	UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[1,2]	16,130	18,192
	UniCredit SpA 7.296% 2034 (5-year USD-ICE Swap + 4.914% on 4/2/2029)[1,2]	10,221	12,362
	UniCredit SpA 5.459% 2035 (5-year USD-ICE Swap + 4.75% on 6/30/2030)[1,2]	606	668
	Wells Fargo & Company 2.10% 2021	16,800	16,971
	Wells Fargo & Company 2.406% 2025 (3-month USD-LIBOR + 0.825% on 10/30/2024)[1]	20,480	21,659
	Wells Fargo & Company 2.188% 2026 (USD-SOFR + 2.00% on 4/30/2025)[1]	10,408	10,968
	Wells Fargo & Company 2.572% 2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)[1]	14,200	15,038
			883,546

Energy	Apache Corp. 4.625% 2025	645	678
5.65%	Apache Corp. 4.875% 2027	5,475	5,812
	Apache Corp. 4.25% 2030	2,465	2,593
	Apache Corp. 4.75% 2043	12,100	12,569
	Apache Corp. 4.25% 2044	2,100	2,077
	Apache Corp. 5.35% 2049	800	823
	Baker Hughes, a GE Co. 4.486% 2030	914	1,099
	Boardwalk Pipeline Partners, LP 3.375% 2023	1,900	1,984
	BP Capital Markets America Inc. 2.772% 2050	6,417	6,349
	BP Capital Markets PLC 3.00% 2050	8,284	8,490
	Canadian Natural Resources Ltd. 2.05% 2025	3,849	4,041
	Canadian Natural Resources Ltd. 3.85% 2027	1,151	1,293
	Canadian Natural Resources Ltd. 2.95% 2030	2,374	2,542
	Cenovus Energy Inc. 3.80% 2023	1,120	1,164
	Cenovus Energy Inc. 4.25% 2027	12,685	13,858
	Cenovus Energy Inc. 5.25% 2037	770	872
	Cenovus Energy Inc. 5.40% 2047	15,180	17,821

American Funds Insurance Series	161

Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy	Cheniere Energy, Inc. 7.00% 2024	$410	$479
(continued)	Cheniere Energy, Inc. 5.125% 2027	16,000	18,946
	Cheniere Energy, Inc. 3.70% 2029	7,369	8,215
	Chevron Corp. 2.355% 2022	4,800	4,973
	Chevron Corp. 3.078% 2050	1,114	1,239
	Chevron USA Inc. 2.343% 2050	1,365	1,330
	Columbia Pipeline Partners LP 5.80% 2045	1,410	1,929
	Concho Resources Inc. 4.30% 2028	6,095	7,207
	Concho Resources Inc. 4.85% 2048	5,000	6,735
	DCP Midstream Operating LP 4.95% 2022	500	517
	Enbridge Energy Partners, LP 4.20% 2021	6,325	6,432
	Enbridge Energy Partners, LP 5.875% 2025	7,700	9,420
	Enbridge Energy Partners, LP 7.375% 2045	18,154	27,723
	Enbridge Inc. 4.00% 2023	1,500	1,633
	Energy Transfer Operating, LP 5.875% 2024	294	331
	Energy Transfer Operating, LP 2.90% 2025	4,402	4,661
	Energy Transfer Operating, LP 3.75% 2030	7,707	8,319
	Energy Transfer Operating, LP 5.00% 2050	15,408	16,699
	Energy Transfer Partners, LP 4.20% 2023	2,860	3,085
	Energy Transfer Partners, LP 4.50% 2024	4,915	5,380
	Energy Transfer Partners, LP 4.75% 2026	1,506	1,705
	Energy Transfer Partners, LP 4.20% 2027	45	50
	Energy Transfer Partners, LP 4.95% 2028	4,559	5,256
	Energy Transfer Partners, LP 5.25% 2029	1,275	1,489
	Energy Transfer Partners, LP 6.125% 2045	11,780	13,993
	Energy Transfer Partners, LP 5.30% 2047	10,459	11,681
	Energy Transfer Partners, LP 6.00% 2048	1,868	2,223
	Energy Transfer Partners, LP 6.25% 2049	1,775	2,147
	Energy Transfer Partners, LP, junior subordinated, 6.25% (3-month USD-LIBOR + 4.028% on 2/15/2023)[1]	7,850	6,260
	Energy Transfer Partners, LP, junior subordinated, 6.625% (3-month USD-LIBOR + 4.155% on 2/15/2028)[1]	500	425
	Enterprise Products Operating LLC 3.20% 2052	3,031	3,091
	EOG Resources, Inc. 4.375% 2030	451	549
	EOG Resources, Inc. 4.95% 2050	1,776	2,409
	EQT Corp. 3.00% 2022	6,700	6,763
	EQT Corp. 8.75% 2030	7,500	9,178
	Equinor ASA 3.625% 2028	4,928	5,744
	Equinor ASA 3.125% 2030	20,000	22,706
	Equinor ASA 3.25% 2049	5,687	6,320
	Exxon Mobil Corp. 3.043% 2026	4,625	5,127
	Exxon Mobil Corp. 2.61% 2030	1,293	1,413
	Exxon Mobil Corp. 3.452% 2051	4,701	5,373
	Kinder Morgan Energy Partners, LP 6.50% 2037	900	1,167
	Kinder Morgan Energy Partners, LP 5.50% 2044	700	881
	Kinder Morgan, Inc. 5.30% 2034	760	937
	MPLX LP 1.75% 2026	5,557	5,754
	MPLX LP 4.00% 2028	4,665	5,368
	MPLX LP 2.65% 2030	2,404	2,522
	MPLX LP 5.50% 2049	4,741	6,243
	Noble Energy, Inc. 3.25% 2029	744	855
	Noble Energy, Inc. 5.05% 2044	2,407	3,386
	Noble Energy, Inc. 4.95% 2047	4,845	6,889
	Noble Energy, Inc. 4.20% 2049	10,334	13,419
	Occidental Petroleum Corp. 2.90% 2024	4,336	4,180
	Odebrecht Drilling Norbe 7.35% 2026[2,3]	37	10
	Odebrecht Drilling Norbe 0% 2049[2]	1,150	7
	ONEOK, Inc. 2.20% 2025	193	201
	ONEOK, Inc. 5.85% 2026	896	1,074
	ONEOK, Inc. 3.10% 2030	540	576
	ONEOK, Inc. 6.35% 2031	2,794	3,587

162	American Funds Insurance Series

Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy	ONEOK, Inc. 5.20% 2048	$9,563	$11,162
(continued)	ONEOK, Inc. 4.50% 2050	1,266	1,331
	ONEOK, Inc. 7.15% 2051	3,275	4,538
	Petrobras Global Finance Co. 5.093% 2030	5,000	5,594
	Petrobras Global Finance Co. 6.90% 2049	4,000	5,080
	Petróleos Mexicanos 6.875% 2026	43,810	47,928
	Petróleos Mexicanos 6.50% 2027	29,533	31,156
	Pioneer Natural Resources Company 1.90% 2030	5,726	5,676
	Plains All American Pipeline, LP 3.80% 2030	590	635
	QEP Resources, Inc. 5.25% 2023	3,420	3,605
	Sabine Pass Liquefaction, LLC 6.25% 2022	2,300	2,421
	Sabine Pass Liquefaction, LLC 5.625% 2023[1]	1,000	1,099
	Sabine Pass Liquefaction, LLC 5.75% 2024	8,000	9,149
	Sabine Pass Liquefaction, LLC 5.625% 2025	10,000	11,667
	Sabine Pass Liquefaction, LLC 5.875% 2026	15,700	18,991
	Sabine Pass Liquefaction, LLC 4.50% 2030[2]	1,797	2,131
	Saudi Arabian Oil Co. 2.875% 2024[2]	4,885	5,189
	Saudi Arabian Oil Co. 1.625% 2025[2]	1,410	1,446
	Schlumberger BV 4.00% 2025[2]	7,915	9,004
	Shell International Finance BV 3.875% 2028	9,410	11,149
	Southwestern Energy Co. 6.45% 2025[1]	920	956
	Sunoco Logistics Operating Partners, LP 5.40% 2047	6,190	6,982
	Targa Resources Partners LP 5.125% 2025	175	180
	Targa Resources Partners LP 5.375% 2027	175	184
	TC PipeLines, LP 4.375% 2025	405	457
	Total Capital Canada Ltd. 2.75% 2023	2,140	2,273
	Total Capital International 3.127% 2050	6,910	7,496
	Total SE 2.986% 2041	1,726	1,889
	Total SE 3.386% 2060	5,200	5,916
	TransCanada PipeLines Ltd. 4.25% 2028	11,275	13,320
	TransCanada PipeLines Ltd. 4.10% 2030	4,776	5,646
	Transcontinental Gas Pipe Line Company, LLC 3.95% 2050	1,372	1,556
	Western Midstream Operating, LP 4.10% 2025[1]	2,782	2,871
	Western Midstream Operating, LP 4.05% 2030	2,202	2,453
	Western Midstream Operating, LP 5.25% 2050	3,079	3,392
	Williams Partners LP 4.50% 2023	500	552
	Williams Partners LP 4.30% 2024	595	657
	WPX Energy, Inc. 4.50% 2030	7,995	8,487
			644,494

Utilities	Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2025[2]	10,500	11,896
4.13%	Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2026[2]	300	348
	AEP Transmission Co. LLC 3.65% 2050	350	426
	Alliant Energy Finance LLC 4.25% 2028[2]	500	581
	Ameren Corp. 3.50% 2031	325	374
	Ameren Corp. 4.50% 2049	2,875	3,914
	American Electric Power Company, Inc. 2.30% 2030	1,825	1,909
	Berkshire Hathaway Energy Company 4.50% 2045	5,895	7,475
	Consolidated Edison Co. of New York, Inc. 3.875% 2047	9,200	10,892
	Consumers Energy Co. 4.05% 2048	8,270	10,839
	Consumers Energy Co. 3.75% 2050	5,625	7,074
	Duke Energy Corp. 3.75% 2024	3,826	4,214
	Duke Energy Florida, LLC 3.40% 2046	6,445	7,372
	Duke Energy Progress, LLC 3.70% 2028	3,750	4,393
	Edison International 3.125% 2022	2,900	3,013
	Edison International 3.55% 2024	6,850	7,382
	Edison International 4.95% 2025	175	200
	Edison International 5.75% 2027	3,181	3,810
	Edison International 4.125% 2028	3,644	4,064

American Funds Insurance Series	163

Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities	Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[1]	$1,950	$2,282
(continued)	Enel Società per Azioni 8.75% 2073 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 5.88% on 9/24/2023)[1,2]	1,000	1,170
	Entergy Louisiana, LLC 4.20% 2048	6,325	8,245
	Eversource Energy 2.75% 2022	527	541
	Eversource Energy 3.80% 2023	5,000	5,478
	Exelon Corp. 3.40% 2026	1,570	1,769
	Exelon Corp. 4.05% 2030	1,250	1,481
	Exelon Corp. 4.70% 2050	250	333
	FirstEnergy Corp. 2.85% 2022 (3.10% on 1/15/2021)[1]	8,750	8,897
	FirstEnergy Corp. 1.60% 2026	481	471
	FirstEnergy Corp. 3.90% 2027 (4.40% on 1/16/2021)[1]	12,178	13,434
	FirstEnergy Corp. 3.50% 2028[2]	2,400	2,555
	FirstEnergy Corp. 2.25% 2030	1,184	1,146
	FirstEnergy Corp. 2.65% 2030	3,428	3,442
	FirstEnergy Corp. 7.375% 2031	5,150	7,349
	FirstEnergy Corp., Series B, 4.25% 2023 (4.75% on 3/15/2021)[1]	2,750	2,905
	Georgia Power Co. 3.70% 2050	1,938	2,337
	IPALCO Enterprises, Inc. 3.70% 2024	200	218
	Mississippi Power Co. 4.25% 2042	11,247	13,614
	NextEra Energy Capital Holdings, Inc. 2.25% 2030	2,700	2,833
	Niagara Mohawk Power Corp. 3.508% 2024[2]	7,575	8,325
	Niagara Mohawk Power Corp. 4.278% 2034[2]	1,000	1,248
	Pacific Gas and Electric Co. 1.75% 2022	13,000	13,038
	Pacific Gas and Electric Co. 3.25% 2023	5,615	5,862
	Pacific Gas and Electric Co. 3.40% 2024	850	906
	Pacific Gas and Electric Co. 2.95% 2026	9,436	9,988
	Pacific Gas and Electric Co. 3.15% 2026	8,705	9,283
	Pacific Gas and Electric Co. 2.10% 2027	456	463
	Pacific Gas and Electric Co. 3.30% 2027	9,125	9,754
	Pacific Gas and Electric Co. 3.30% 2027	4,675	5,009
	Pacific Gas and Electric Co. 3.75% 2028	6,788	7,421
	Pacific Gas and Electric Co. 4.65% 2028	7,900	9,030
	Pacific Gas and Electric Co. 4.55% 2030	14,505	16,539
	Pacific Gas and Electric Co. 2.50% 2031	19,695	19,745
	Pacific Gas and Electric Co. 3.30% 2040	8,898	8,891
	Pacific Gas and Electric Co. 3.75% 2042	7,825	7,885
	Pacific Gas and Electric Co. 4.75% 2044	336	378
	Pacific Gas and Electric Co. 3.95% 2047	2,835	2,941
	Pacific Gas and Electric Co. 3.50% 2050	6,567	6,542
	Progress Energy, Inc. 7.75% 2031	1,820	2,713
	Public Service Electric and Gas Co. 3.20% 2029	6,000	6,849
	Puget Energy, Inc. 6.00% 2021	3,135	3,245
	Puget Energy, Inc. 5.625% 2022	8,004	8,477
	Puget Energy, Inc. 3.65% 2025	3,000	3,312
	San Diego Gas & Electric Co. 3.32% 2050	1,350	1,539
	Southern California Edison Co. 3.70% 2025	1,275	1,431
	Southern California Edison Co. 2.85% 2029	7,500	8,186
	Southern California Edison Co. 4.20% 2029	11,700	13,853
	Southern California Edison Co. 5.35% 2035	6,450	8,762
	Southern California Edison Co. 5.75% 2035	4,550	6,291
	Southern California Edison Co. 5.625% 2036	7,050	9,007
	Southern California Edison Co. 5.55% 2037	2,775	3,553
	Southern California Edison Co. 5.95% 2038	5,654	7,691
	Southern California Edison Co. 4.50% 2040	8,620	10,400
	Southern California Edison Co. 5.50% 2040	607	811
	Southern California Edison Co. 4.00% 2047	9,061	10,644
	Southern California Edison Co. 4.125% 2048	9,027	10,788
	Southern California Edison Co. 4.875% 2049	5,034	6,649
	Southern California Edison Co. 3.65% 2050	3,461	3,935
	Southern California Edison Co., Series C, 3.60% 2045	2,717	3,015

164	American Funds Insurance Series

Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities	Southern California Gas Company 2.55% 2030	$625	$678
(continued)	Southern Co. 3.70% 2030	5,450	6,318
	Southern Co. 4.25% 2036	1,725	2,118
	Southern Co. 4.40% 2046	787	991
	Tampa Electric Co. 2.60% 2022	4,350	4,486
	Wisconsin Power and Light Co. 3.65% 2050	1,550	1,842
	Xcel Energy Inc. 3.30% 2025	5,650	6,215
	Xcel Energy Inc. 2.60% 2029	2,925	3,169
			470,892

Health care	Abbott Laboratories 3.40% 2023	910	987
3.88%	Abbott Laboratories 3.75% 2026	2,244	2,630
	Abbott Laboratories 4.75% 2036	4,565	6,291
	AbbVie Inc. 3.20% 2022	9,600	10,054
	AbbVie Inc. 3.20% 2029	23,754	26,648
	Amgen Inc. 2.45% 2030	10,000	10,720
	Anthem, Inc. 2.375% 2025	1,534	1,641
	AstraZeneca PLC 4.00% 2029	5,920	7,056
	Bayer US Finance II LLC 3.875% 2023[2]	8,783	9,576
	Bayer US Finance II LLC 4.25% 2025[2]	17,570	20,106
	Becton, Dickinson and Company 3.734% 2024	903	1,001
	Becton, Dickinson and Company 4.669% 2047	3,395	4,458
	Boston Scientific Corp. 3.375% 2022	350	365
	Boston Scientific Corp. 3.85% 2025	255	288
	Centene Corp. 4.75% 2025	325	334
	Centene Corp. 4.25% 2027	14,860	15,786
	Centene Corp. 4.625% 2029	14,945	16,611
	Centene Corp. 3.375% 2030	15,718	16,561
	Cigna Corp. 4.375% 2028	7,090	8,571
	EMD Finance LLC 2.95% 2022[2]	2,100	2,157
	Gilead Sciences, Inc. 1.20% 2027	3,828	3,859
	GlaxoSmithKline PLC 3.375% 2023	16,800	18,030
	Laboratory Corp. of America Holdings 4.70% 2045	4,160	5,465
	Novartis Capital Corp. 1.75% 2025	2,361	2,478
	Novartis Capital Corp. 2.20% 2030	5,446	5,851
	Shire PLC 3.20% 2026	15,100	16,901
	Teva Pharmaceutical Finance Co. BV 2.20% 2021	4,911	4,908
	Teva Pharmaceutical Finance Co. BV 2.80% 2023	16,420	16,286
	Teva Pharmaceutical Finance Co. BV 7.125% 2025	45,000	49,828
	Teva Pharmaceutical Finance Co. BV 3.15% 2026	68,853	66,315
	Teva Pharmaceutical Finance Co. BV 6.75% 2028	26,824	30,394
	Teva Pharmaceutical Finance Co. BV 4.10% 2046	46,666	41,649
	UnitedHealth Group Inc. 3.35% 2022	4,385	4,597
	UnitedHealth Group Inc. 3.75% 2025	5,410	6,166
	Zimmer Holdings, Inc. 3.15% 2022	7,845	8,070
			442,638

Consumer	Carnival Corp. 11.50% 2023[2]	9,140	10,582
discretionary	DaimlerChrysler North America Holding Corp. 1.75% 2023[2]	8,000	8,216
3.74%	DaimlerChrysler North America Holding Corp. 3.35% 2023[2]	2,000	2,118
	Ford Motor Credit Co. 4.375% 2023	16,400	17,056
	Ford Motor Credit Co. 4.063% 2024	17,230	18,123
	Ford Motor Credit Co. 3.815% 2027	3,630	3,737
	Ford Motor Credit Co. 4.125% 2027	28,345	29,727
	Ford Motor Credit Co. 4.271% 2027	17,442	18,314
	Ford Motor Credit Co. 5.113% 2029	8,075	9,003
	General Motors Company 5.40% 2023	421	472
	General Motors Company 6.125% 2025	28,743	34,886

American Funds Insurance Series	165

Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer	General Motors Company 6.80% 2027	$1,030	$1,325
discretionary	General Motors Company 5.00% 2035	5,000	6,026
(continued)	General Motors Company 6.75% 2046	1,093	1,579
	General Motors Company 5.40% 2048	7,200	9,068
	General Motors Company 5.95% 2049	334	452
	General Motors Financial Co. 3.15% 2022	25	26
	General Motors Financial Co. 3.45% 2022	200	205
	General Motors Financial Co. 3.55% 2022	3,703	3,863
	General Motors Financial Co. 3.25% 2023	964	1,011
	General Motors Financial Co. 3.70% 2023	2,076	2,202
	General Motors Financial Co. 5.20% 2023	4,371	4,795
	General Motors Financial Co. 3.50% 2024	9,945	10,757
	General Motors Financial Co. 3.95% 2024	6,269	6,830
	General Motors Financial Co. 5.10% 2024	1,081	1,210
	General Motors Financial Co. 2.75% 2025	3,819	4,086
	General Motors Financial Co. 2.90% 2025	1,032	1,103
	General Motors Financial Co. 4.00% 2025	587	647
	General Motors Financial Co. 4.35% 2025	11,358	12,692
	General Motors Financial Co. 5.25% 2026	995	1,174
	General Motors Financial Co. 2.70% 2027	6,079	6,454
	General Motors Financial Co. 3.60% 2030	465	519
	Home Depot, Inc. 4.40% 2021	7,200	7,200
	Home Depot, Inc. 2.95% 2029	6,081	6,914
	Home Depot, Inc. 4.50% 2048	1,915	2,691
	Hyundai Capital America 3.75% 2021[2]	8,500	8,626
	Hyundai Capital America 2.85% 2022[2]	4,118	4,270
	Hyundai Capital America 3.00% 2022[2]	4,500	4,642
	Hyundai Capital America 3.25% 2022[2]	1,521	1,584
	Hyundai Capital America 3.95% 2022[2]	8,000	8,268
	Hyundai Capital America 1.25% 2023[2]	3,150	3,189
	Hyundai Capital America 2.375% 2023[2]	9,977	10,292
	Hyundai Capital America 3.40% 2024[2]	8,180	8,730
	Hyundai Capital America 1.80% 2025[2]	12,714	13,047
	Hyundai Capital America 2.65% 2025[2]	13,054	13,854
	Hyundai Capital America 2.375% 2027[2]	6,264	6,575
	Hyundai Capital America 3.00% 2027[2]	10,408	11,325
	International Game Technology PLC 6.25% 2027[2]	880	1,009
	International Game Technology PLC 5.25% 2029[2]	4,075	4,397
	McDonald’s Corp. 2.125% 2030	2,482	2,620
	McDonald’s Corp. 4.45% 2047	3,535	4,593
	McDonald’s Corp. 3.625% 2049	2,938	3,454
	MGM Resorts International 7.75% 2022	2,000	2,134
	NIKE, Inc. 3.25% 2040	6,171	7,183
	NIKE, Inc. 3.875% 2045	1,560	2,025
	Nissan Motor Co., Ltd. 2.60% 2022[2]	1,415	1,452
	Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	300	309
	Starbucks Corp. 3.75% 2047	3,785	4,429
	Starbucks Corp. 4.50% 2048	7,680	10,027
	Toyota Motor Credit Corp. 3.375% 2030	6,664	7,802
	Volkswagen Group of America Finance, LLC 4.00% 2021[2]	4,510	4,649
	Volkswagen Group of America Finance, LLC 2.70% 2022[2]	2,473	2,565
	Volkswagen Group of America Finance, LLC 3.125% 2023[2]	2,459	2,598
	Volkswagen Group of America Finance, LLC 4.25% 2023[2]	15,000	16,512
	Volkswagen Group of America Finance, LLC 2.85% 2024[2]	2,996	3,202
	Volkswagen Group of America Finance, LLC 3.35% 2025[2]	2,636	2,900
	Volkswagen Group of America Finance, LLC 4.625% 2025[2]	1,177	1,373
	Volkswagen Group of America Finance, LLC 1.625% 2027[2]	1,645	1,660
			426,358

166	American Funds Insurance Series

Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials	Air Lease Corp. 2.875% 2026	$11,453	$12,127
2.75%	Airbus Group SE 2.70% 2023[2]	2,120	2,227
	Avolon Holdings Funding Ltd. 3.625% 2022[2]	2,810	2,872
	Avolon Holdings Funding Ltd. 3.95% 2024[2]	12,514	13,225
	Avolon Holdings Funding Ltd. 4.25% 2026[2]	3,302	3,560
	Avolon Holdings Funding Ltd. 3.25% 2027[2]	8,000	8,181
	BNSF Funding Trust I, junior subordinated, 6.613% 2055 (3-month USD-LIBOR + 2.35% on 1/15/2026)[1]	1,680	1,922
	Boeing Company 4.508% 2023	7,801	8,435
	Boeing Company 1.95% 2024	8,719	8,983
	Boeing Company 2.80% 2024	500	525
	Boeing Company 4.875% 2025	31,752	36,216
	Boeing Company 2.75% 2026	15,262	16,056
	Boeing Company 3.10% 2026	649	695
	Boeing Company 2.70% 2027	12,728	13,241
	Boeing Company 5.04% 2027	10,099	11,818
	Boeing Company 3.25% 2028	5,379	5,770
	Boeing Company 3.25% 2028	1,925	2,039
	Boeing Company 3.45% 2028	1,400	1,504
	Boeing Company 3.20% 2029	675	713
	Boeing Company 5.15% 2030	13,626	16,514
	Boeing Company 3.625% 2031	7,358	8,074
	Boeing Company 3.90% 2049	1,411	1,497
	Boeing Company 5.805% 2050	1,782	2,462
	Bohai Financial Investment Holding Co., Ltd. 5.25% 2022[2]	2,485	2,609
	Carrier Global Corp. 2.722% 2030	855	914
	Carrier Global Corp. 3.377% 2040	15,000	16,400
	Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 2022	38	38
	Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022	164	163
	GE Capital International Funding Co. 4.418% 2035	20,075	23,965
	General Electric Capital Corp. 3.373% 2025	4,615	5,139
	General Electric Capital Corp. 6.15% 2037	1,425	1,967
	General Electric Co. 3.45% 2027	1,250	1,412
	General Electric Co. 3.625% 2030	675	772
	General Electric Co. 4.25% 2040	5,500	6,502
	General Electric Co. 4.35% 2050	6,575	7,997
	Mexico City Airport Trust 5.50% 2046	1,959	2,090
	Mexico City Airport Trust 5.50% 2047	5,909	6,238
	Mexico City Airport Trust 5.50% 2047[2]	1,132	1,195
	Northrop Grumman Corp. 3.25% 2028	10,845	12,266
	Union Pacific Corp. 2.15% 2027	2,213	2,354
	Union Pacific Corp. 2.40% 2030	4,454	4,802
	Union Pacific Corp. 3.25% 2050	7,000	7,980
	United Rentals, Inc. 5.50% 2027	5,000	5,366
	United Technologies Corp. 3.125% 2027	9,525	10,695
	Vinci SA 3.75% 2029[2]	12,456	14,620
			314,140

Consumer staples	Altria Group, Inc. 2.85% 2022	4,800	4,986
2.24%	Altria Group, Inc. 4.40% 2026	8,840	10,266
	Altria Group, Inc. 4.50% 2043	1,585	1,820
	Altria Group, Inc. 5.95% 2049	9,039	12,664
	Anheuser-Busch InBev NV 4.75% 2029	7,500	9,255
	Anheuser-Busch InBev NV 5.55% 2049	11,149	15,850
	Anheuser-Busch InBev NV 4.50% 2050	5,000	6,302
	British American Tobacco International Finance PLC 3.95% 2025[2]	16,879	18,997
	British American Tobacco International Finance PLC 1.668% 2026	4,070	4,168
	British American Tobacco PLC 3.557% 2027	10,991	12,241
	British American Tobacco PLC 2.259% 2028	4,348	4,517

American Funds Insurance Series	167

Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples	British American Tobacco PLC 4.39% 2037	$1,500	$1,679
(continued)	British American Tobacco PLC 4.54% 2047	12,786	14,199
	British American Tobacco PLC 4.758% 2049	23,659	27,475
	Conagra Brands, Inc. 5.30% 2038	436	584
	Conagra Brands, Inc. 5.40% 2048	57	81
	Constellation Brands, Inc. 3.50% 2027	7,500	8,470
	General Mills, Inc. (3-month USD-LIBOR + 0.54%) 0.770% 2021[4]	10,620	10,636
	General Mills, Inc. 3.20% 2021	2,170	2,187
	Imperial Tobacco Finance PLC 3.50% 2023[2]	2,335	2,446
	JBS Investments GmbH II 7.00% 2026[2]	3,868	4,181
	JBS Investments GmbH II 7.00% 2026	1,665	1,800
	Keurig Dr Pepper Inc. 4.057% 2023	6,190	6,730
	Keurig Dr Pepper Inc. 4.597% 2028	10,752	13,101
	Molson Coors Brewing Co. 2.10% 2021	2,415	2,435
	Molson Coors Brewing Co. 4.20% 2046	9,955	11,423
	Philip Morris International Inc. 4.25% 2044	9,550	12,029
	Reynolds American Inc. 4.45% 2025	14,570	16,598
	Reynolds American Inc. 5.85% 2045	1,970	2,521
	Wal-Mart Stores, Inc. 2.85% 2024	6,765	7,321
	Wal-Mart Stores, Inc. 3.05% 2026	7,720	8,694
			255,656

Communication	AT&T Inc. 2.55% 2033[2]	4,953	5,104
services	AT&T Inc. 3.50% 2053[2]	1,915	1,915
1.48%	AT&T Inc. 3.55% 2055[2]	8,325	8,297
	CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2027[2]	4,800	5,100
	CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	5,642	5,968
	CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2048	5,000	6,547
	CenturyLink, Inc. 4.00% 2027[2]	16,374	16,929
	CenturyLink, Inc. 7.65% 2042	5,000	6,066
	Comcast Corp. 3.15% 2028	7,200	8,130
	Comcast Corp. 2.65% 2030	7,500	8,199
	Comcast Corp. 4.00% 2048	5,000	6,292
	NBCUniversal Enterprise, Inc., junior subordinated, 5.25% 2049[2]	5,170	5,280
	SoftBank Group Corp. 3.36% 2023[2]	2,175	2,199
	Tencent Holdings Ltd. 2.39% 2030[2]	10,000	10,264
	T-Mobile US, Inc. 3.50% 2025[2]	3,275	3,622
	T-Mobile US, Inc. 3.75% 2027[2]	5,000	5,699
	T-Mobile US, Inc. 3.875% 2030[2]	4,500	5,217
	T-Mobile US, Inc. 3.00% 2041[2]	2,100	2,181
	T-Mobile US, Inc. 4.50% 2050[2]	11,575	14,298
	Verizon Communications Inc. 4.40% 2034	5,080	6,342
	Verizon Communications Inc. 2.875% 2050	3,000	3,026
	Vodafone Group PLC 4.375% 2028	10,000	11,979
	Vodafone Group PLC 4.25% 2050	3,050	3,785
	Walt Disney Company 2.65% 2031	15,000	16,450
			168,889

Information	Apple Inc. 1.55% 2021	11,630	11,714
technology	Broadcom Inc. 3.625% 2024	3,000	3,297
1.02%	Broadcom Inc. 3.15% 2025	5,000	5,462
	Broadcom Inc. 4.25% 2026	41,375	47,428
	Broadcom Ltd. 3.875% 2027	14,860	16,706
	Financial & Risk US Holdings, Inc. 6.25% 2026[2]	3,325	3,556
	Microsoft Corp. 2.525% 2050	10,000	10,546

168	American Funds Insurance Series

Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information	PayPal Holdings, Inc. 1.65% 2025	$6,989	$7,308
technology	Simon Property Group, LP 3.50% 2025	4,775	5,305
(continued)	Simon Property Group, LP 2.65% 2030	5,225	5,569
			116,891

Real estate	Alexandria Real Estate Equities, Inc. 3.95% 2028	1,425	1,657
0.36%	Alexandria Real Estate Equities, Inc. 4.50% 2029	150	184
	American Campus Communities, Inc. 3.75% 2023	2,900	3,066
	American Campus Communities, Inc. 3.875% 2031	620	703
	Corporate Office Properties LP 5.25% 2024	10	11
	Equinix, Inc. 2.90% 2026	3,287	3,599
	Equinix, Inc. 3.20% 2029	3,846	4,245
	Essex Portfolio LP 3.25% 2023	335	353
	Essex Portfolio LP 3.875% 2024	1,000	1,099
	Hospitality Properties Trust 5.00% 2022	1,270	1,295
	Hospitality Properties Trust 4.50% 2025	855	844
	Hospitality Properties Trust 3.95% 2028	1,710	1,655
	Iron Mountain Inc. 4.875% 2027[2]	1,605	1,682
	Iron Mountain Inc. 5.25% 2028[2]	3,500	3,700
	Iron Mountain Inc. 4.875% 2029[2]	2,770	2,925
	Iron Mountain Inc. 5.25% 2030[2]	3,000	3,244
	Iron Mountain Inc. 4.50% 2031[2]	2,080	2,181
	Kimco Realty Corp. 3.40% 2022	1,045	1,098
	Omega Healthcare Investors, Inc. 4.375% 2023	900	974
	Piedmont Operating Partnership LP 4.45% 2024	1,000	1,072
	Scentre Group 2.375% 2021[2]	175	176
	Scentre Group 3.50% 2025[2]	4,565	4,885
			40,648

Materials	Air Products and Chemicals, Inc. 2.70% 2040	5,736	6,182
0.25%	Braskem SA 4.50% 2030[2]	2,500	2,572
	LYB International Finance III, LLC 2.25% 2030	3,802	3,935
	LYB International Finance III, LLC 3.375% 2040	2,996	3,208
	LYB International Finance III, LLC 3.625% 2051	8,881	9,723
	LYB International Finance III, LLC 3.80% 2060	2,833	3,061
			28,681
	Total corporate bonds, notes & loans		3,792,833

Mortgage-backed obligations 31.72%
Federal agency	Fannie Mae Pool #976945 5.50% 2023[5]	67	68
mortgage-backed	Fannie Mae Pool #AB1068 4.50% 2025[5]	136	145
obligations	Fannie Mae Pool #AB4088 3.00% 2026[5]	629	662
30.74%	Fannie Mae Pool #AJ9156 3.00% 2026[5]	326	343
	Fannie Mae Pool #AJ6967 3.00% 2026[5]	164	173
	Fannie Mae Pool #AJ5522 3.00% 2026[5]	4	4
	Fannie Mae Pool #256133 4.50% 2026[5]	161	175
	Fannie Mae Pool #AK5394 3.00% 2027[5]	774	814
	Fannie Mae Pool #AL5603 3.00% 2027[5]	685	719
	Fannie Mae Pool #AX3597 3.00% 2027[5]	318	335
	Fannie Mae Pool #AL4641 3.00% 2027[5]	300	315
	Fannie Mae Pool #AB4281 3.00% 2027[5]	136	143
	Fannie Mae Pool #AJ9355 3.00% 2027[5]	88	92
	Fannie Mae Pool #AB4486 3.00% 2027[5]	69	73
	Fannie Mae Pool #AB5236 3.00% 2027[5]	27	29
	Fannie Mae Pool #AO0800 3.00% 2027[5]	24	25
	Fannie Mae Pool #AK0971 3.00% 2027[5]	12	12
	Fannie Mae Pool #AL3802 3.00% 2028[5]	957	1,005

American Funds Insurance Series	169

Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency	Fannie Mae Pool #AR3058 3.00% 2028[5]	$107		$113
mortgage-backed	Fannie Mae Pool #AL8241 3.00% 2029[5]	908		954
obligations	Fannie Mae Pool #BM4299 3.00% 2030[5]	2,701		2,834
(continued)	Fannie Mae Pool #AL9573 3.00% 2031[5]	109		114
	Fannie Mae Pool #AS8018 3.00% 2031[5]	81		87
	Fannie Mae Pool #BM4741 3.00% 2032[5]	66		69
	Fannie Mae Pool #MA4229 2.00% 2036[5]	58,877		61,594
	Fannie Mae Pool #924866 2.265% 2037[4,5]	728		737
	Fannie Mae Pool #945680 6.00% 2037[5]	709		840
	Fannie Mae Pool #913966 6.00% 2037[5]	70		81
	Fannie Mae Pool #889982 5.50% 2038[5]	1,514		1,779
	Fannie Mae Pool #988588 5.50% 2038[5]	271		319
	Fannie Mae Pool #AB1297 5.00% 2040[5]	323		376
	Fannie Mae Pool #AH8144 5.00% 2041[5]	1,915		2,228
	Fannie Mae Pool #AH9479 5.00% 2041[5]	1,866		2,170
	Fannie Mae Pool #AI1862 5.00% 2041[5]	1,569		1,825
	Fannie Mae Pool #AI3510 5.00% 2041[5]	923		1,073
	Fannie Mae Pool #AJ0704 5.00% 2041[5]	837		974
	Fannie Mae Pool #AJ5391 5.00% 2041[5]	479		554
	Fannie Mae Pool #BM6240 2.754% 2044[4,5]	3,104		3,245
	Fannie Mae Pool #AZ3904 4.00% 2045[5]	85		92
	Fannie Mae Pool #AL8522 3.50% 2046[5]	1,516		1,656
	Fannie Mae Pool #BD1968 4.00% 2046[5]	2,149		2,347
	Fannie Mae Pool #BE0592 4.00% 2046[5]	851		912
	Fannie Mae Pool #BD5477 4.00% 2046[5]	517		566
	Fannie Mae Pool #CA0770 3.50% 2047[5]	10,841		11,523
	Fannie Mae Pool #BJ1910 3.50% 2047[5]	4,361		4,626
	Fannie Mae Pool #CA0706 4.00% 2047[5]	268		288
	Fannie Mae Pool #MA3058 4.00% 2047[5]	108		116
	Fannie Mae Pool #BM4413 4.50% 2047[5]	7,086		7,724
	Fannie Mae Pool #BF0293 3.00% 2048[5]	13,107		13,989
	Fannie Mae Pool #BF0318 3.50% 2048[5]	12,283		13,278
	Fannie Mae Pool #CA1189 3.50% 2048[5]	3,157		3,352
	Fannie Mae Pool #BK0920 4.00% 2048[5]	1,600		1,709
	Fannie Mae Pool #BJ9252 4.00% 2048[5]	506		540
	Fannie Mae Pool #MA3384 4.00% 2048[5]	308		330
	Fannie Mae Pool #BJ9256 4.00% 2048[5]	287		306
	Fannie Mae Pool #BJ0639 4.00% 2048[5]	214		229
	Fannie Mae Pool #BJ9169 4.00% 2048[5]	182		195
	Fannie Mae Pool #BK0915 4.00% 2048[5]	150		160
	Fannie Mae Pool #BJ5749 4.00% 2048[5]	33		36
	Fannie Mae Pool #BM4676 4.00% 2048[5]	25		27
	Fannie Mae Pool #CA2493 4.50% 2048[5]	1,774		1,928
	Fannie Mae Pool #CA4534 3.00% 2049[5]	16,409		17,767
	Fannie Mae Pool #CA3807 3.00% 2049[5]	2,275		2,468
	Fannie Mae Pool #CA3806 3.00% 2049[5]	1,230		1,338
	Fannie Mae Pool #FM0007 3.50% 2049[5]	31,664		34,351
	Fannie Mae Pool #CA4802 3.50% 2049[5]	30,616		33,658
	Fannie Mae Pool #FM1954 3.50% 2049[5]	14,979		16,159
	Fannie Mae Pool #FM1589 3.50% 2049[5]	9,307		10,016
	Fannie Mae Pool #FM2092 3.50% 2049[5]	9,040		9,875
	Fannie Mae Pool #FM1262 4.00% 2049[5]	125,351		136,525
	Fannie Mae Pool #MA4256 2.50% 2051[5]	2,843		2,998
	Fannie Mae Pool #BF0264 3.50% 2058[5]	14,025		15,509
	Fannie Mae Pool #BF0332 3.00% 2059[5]	30,573		33,245
	Fannie Mae, Series 2001-4, Class GA, 9.081% 2025[4,5]	—	[6]	—	[6]
	Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[5]	10		12
	Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[5]	23		28
	Fannie Mae, Series 2002-W1, Class 2A, 5.522% 2042[4,5]	30		34
	Freddie Mac Pool #ZA2657 3.00% 2026[5]	455		479
	Freddie Mac Pool #ZK3537 3.00% 2026[5]	88		92

170	American Funds Insurance Series

Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency	Freddie Mac Pool #ZK4277 3.00% 2027[5]	$575	$605
mortgage-backed	Freddie Mac Pool #ZK3836 3.00% 2027[5]	190	200
obligations	Freddie Mac Pool #ZK3970 3.00% 2027[5]	181	190
(continued)	Freddie Mac Pool #ZS6521 3.00% 2027[5]	119	125
	Freddie Mac Pool #ZK3893 3.00% 2027[5]	59	62
	Freddie Mac Pool #ZK4162 3.00% 2027[5]	45	47
	Freddie Mac Pool #ZS8452 3.00% 2027[5]	15	15
	Freddie Mac Pool #ZK4039 3.00% 2027[5]	6	7
	Freddie Mac Pool #ZS8463 3.00% 2027[5]	6	6
	Freddie Mac Pool #ZS8507 3.00% 2028[5]	225	236
	Freddie Mac Pool #ZK7590 3.00% 2029[5]	4,648	4,925
	Freddie Mac Pool #ZK7593 3.00% 2029[5]	235	249
	Freddie Mac Pool #ZT1931 3.00% 2033[5]	306	322
	Freddie Mac Pool #A15120 5.50% 2033[5]	64	72
	Freddie Mac Pool #QN1073 3.00% 2034[5]	154	163
	Freddie Mac Pool #SB8083 1.50% 2036[5]	14,702	15,135
	Freddie Mac Pool #SB8084 2.00% 2036[5]	15,986	16,724
	Freddie Mac Pool #G05196 5.50% 2038[5]	84	99
	Freddie Mac Pool #G05267 5.50% 2038[5]	62	73
	Freddie Mac Pool #G06020 5.50% 2039[5]	121	142
	Freddie Mac Pool #A93948 4.50% 2040[5]	269	303
	Freddie Mac Pool #G05860 5.50% 2040[5]	448	525
	Freddie Mac Pool #G06868 4.50% 2041[5]	294	329
	Freddie Mac Pool #G06841 5.50% 2041[5]	689	810
	Freddie Mac Pool #841039 3.54% 2043[4,5]	3,059	3,166
	Freddie Mac Pool #G60138 3.50% 2045[5]	23,567	25,901
	Freddie Mac Pool #Z40130 3.00% 2046[5]	29,938	32,684
	Freddie Mac Pool #G61733 3.00% 2047[5]	7,668	8,318
	Freddie Mac Pool #Q52157 3.50% 2047[5]	4,216	4,476
	Freddie Mac Pool #G08789 4.00% 2047[5]	1,664	1,788
	Freddie Mac Pool #G67709 3.50% 2048[5]	23,635	25,832
	Freddie Mac Pool #G67710 3.50% 2048[5]	21,713	23,367
	Freddie Mac Pool #G61628 3.50% 2048[5]	657	712
	Freddie Mac Pool #SI2002 4.00% 2048[5]	3,356	3,592
	Freddie Mac Pool #Q58494 4.00% 2048[5]	1,884	2,015
	Freddie Mac Pool #QA4673 3.00% 2049[5]	42,800	46,229
	Freddie Mac Pool #SD7507 3.00% 2049[5]	28,385	30,699
	Freddie Mac Pool #SD7509 3.00% 2049[5]	8,724	9,372
	Freddie Mac Pool #QA5125 3.50% 2049[5]	27,889	30,661
	Freddie Mac Pool #SD7508 3.50% 2049[5]	19,850	21,774
	Freddie Mac Pool #RA1369 3.50% 2049[5]	4,667	5,071
	Freddie Mac Pool #ZN4842 3.50% 2049[5]	1,676	1,818
	Freddie Mac Pool #RA2020 3.00% 2050[5]	3,353	3,604
	Freddie Mac Pool #SD7514 3.50% 2050[5]	39,178	42,144
	Freddie Mac, Series 3061, Class PN, 5.50% 2035[5]	90	105
	Freddie Mac, Series 3318, Class JT, 5.50% 2037[5]	236	272
	Freddie Mac, Series K716, Class A2, Multi Family, 3.13% 2021[5]	6,104	6,143
	Freddie Mac, Series K020, Class A2, Multi Family, 2.373% 2022[5]	4,300	4,402
	Freddie Mac, Series K718, Class A2, Multi Family, 2.791% 2022[5]	9,240	9,432
	Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[5]	189	177
	Freddie Mac, Series 3146, Class PO, principal only, 0% 2036[5]	190	175
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[5]	15,166	16,431
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[5]	3,146	3,429
	Government National Mortgage Assn. 2.00% 2051[5,7]	285,328	297,877
	Government National Mortgage Assn. 2.00% 2051[5,7]	144,122	150,225
	Government National Mortgage Assn. Pool #MA5817 4.00% 2049[5]	38,672	41,466
	Government National Mortgage Assn. Pool #MA5876 4.00% 2049[5]	5,631	6,024
	Government National Mortgage Assn. Pool #MA6221 4.50% 2049[5]	17,517	18,955
	Government National Mortgage Assn. Pool #MA5764 4.50% 2049[5]	1,913	2,071
	Government National Mortgage Assn. Pool #MA5878 5.00% 2049[5]	44,710	48,986
	Government National Mortgage Assn. Pool #MA6042 5.00% 2049[5]	119	131

American Funds Insurance Series	171

Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency	Uniform Mortgage-Backed Security 1.50% 2036[5,7]	$408,695	$419,729
mortgage-backed	Uniform Mortgage-Backed Security 1.50% 2036[5,7]	343,501	352,950
obligations	Uniform Mortgage-Backed Security 2.00% 2036[5,7]	197,784	206,562
(continued)	Uniform Mortgage-Backed Security 2.00% 2051[5,7]	330,010	341,624
	Uniform Mortgage-Backed Security 2.00% 2051[5,7]	170,554	176,843
	Uniform Mortgage-Backed Security 2.50% 2051[5,7]	134,685	141,513
	Uniform Mortgage-Backed Security 2.50% 2051[5,7]	86,091	90,588
	Uniform Mortgage-Backed Security 3.00% 2051[5,7]	166,000	174,066
	Uniform Mortgage-Backed Security 3.50% 2051[5,7]	31,602	33,449
	Uniform Mortgage-Backed Security 4.00% 2051[5,7]	52,938	56,615
	Uniform Mortgage-Backed Security 4.50% 2051[5,7]	68,056	73,853
			3,506,261

Collateralized	Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 2055[2,5]	390	394
mortgage-backed obligations (privately	Bellemeade Re Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 1.748% 2029[2,4,5]	3,175	3,181
originated)	BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 2059[2,5]	1,381	1,426
0.64%	BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 2059[2,4,5]	1,127	1,167
	Bunker Hill Loan Depositary Trust, Series 2019-1, Class A1, 3.613% 2048[2,4,5]	1,038	1,050
	Bunker Hill Loan Depositary Trust, Series 2019-1, Class A3, 3.919% 2048[2,4,5]	1,546	1,572
	Cascade Funding Mortgage Trust, Series 2019-HB1, Class M1, 2.572% 2029[2,4,5]	1,950	1,960
	Cascade Funding Mortgage Trust, Series 2019-HB1, Class M2, 2.863% 2029[2,4,5]	475	478
	Cascade Funding Mortgage Trust, Series 2019-HB1, Class M3, 3.257% 2029[2,4,5]	243	241
	Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[2,4,5]	1,162	1,163
	Citigroup Mortgage Loan Trust Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[2,4,5]	1,479	1,491
	Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[2,5]	1,612	1,674
	Finance of America HECM Buyout, Series 2019-HB1, Class M1, 2.105% 2030[2,4,5]	1,400	1,407
	Finance of America HECM Buyout, Series 2020-HB1, Class M2, 2.389% 2030[2,4,5]	500	490
	Finance of America HECM Buyout, Series 2020-HB1, Class M3, 2.723% 2030[2,4,5]	253	243
	Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[2,5]	4,485	4,866
	Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[2,5]	3,798	4,172
	JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, 3.50% 2050[2,4,5]	4,399	4,584
	Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[2,4,5]	1,529	1,536
	Mortgage Repurchase Agreement Financing Trust, Series 2020-1, Class A1, (1-month USD-LIBOR + 2.00%) 2.149% 2022[2,4,5]	6,556	6,571
	Mortgage Repurchase Agreement Financing Trust, Series 2020-5, Class A1, (1-month USD-LIBOR + 1.00%) 1.149% 2023[2,4,5]	11,402	11,490
	Onslow Bay Financial LLC, Series 2020-INV1, Class A5, 3.50% 2049[2,4,5]	2,119	2,187
	Starwood Mortgage Residential Trust, Series 2019-IMC1, Class A1, 3.468% 2049[2,4,5]	1,684	1,697
	Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[2,5]	17,877	18,323
			73,363

Commercial	Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 2052[5]	100	117
mortgage-backed	Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2052[5]	770	915
securities	Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 2061[5]	1,018	1,156
0.34%	Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2061[5]	130	147
	Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2061[5]	205	237
	Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 2061[4,5]	2,444	2,916
	Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 2063[5]	295	317
	Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 2052[5]	2,541	3,057
	Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 2053[4,5]	781	955
	Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 2049[5]	250	277
	Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2049[5]	610	687
	Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.922% 2045[2,5]	430	425
	Commercial Mortgage Trust, Series 2013-LC13, Class B, 5.009% 2046[2,4,5]	312	330
	Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 2047[5]	350	385
	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, 4.563% 2048[4,5]	204	211
	CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 2050[4,5]	300	318

172	American Funds Insurance Series

Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)	Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 2049[5]	$200	$219
	Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 2040[2,5]	2,601	2,759
	GS Mortgage Securities Trust, Series 2011-GC5, Class B, 5.555% 2044[2,4,5]	530	529
	GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 2050[5]	400	457
	GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2052[5]	100	119
	GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 2053[5]	1,536	1,656
	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5, 4.079% 2047[5]	3,280	3,597
	JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 2050[5]	240	272
	JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 2050[5]	640	732
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON, Class A, 3.735% 2031[2,5]	785	818
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 2049[4,5]	2,040	2,327
	L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[2,5]	153	153
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 2047[5]	2,038	2,224
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.306% 2048[5]	410	447
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4, 3.72% 2049[5]	245	281
	Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 2048[5]	730	814
	Morgan Stanley Capital I Trust, Series 2016-UBS9, Class C, 4.608% 2049[4,5]	208	204
	Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A4, 3.789% 2048[5]	2,437	2,714
	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.094% 2048[4,5]	220	225
	Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class B, 2.967% 2049[5]	350	360
	Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 2049[5]	130	143
	Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 2049[5]	2,550	2,932
	Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 2052[5]	1,019	1,154
	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class AS, 3.988% 2059[5]	250	280
	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 2060[5]	205	235
			38,101
	Total mortgage-backed obligations		3,617,725

U.S. Treasury bonds & notes 24.40%
U.S. Treasury	U.S. Treasury 0.125% 2022	63,000	63,006
22.29%	U.S. Treasury 2.625% 2023	70,000	75,132
	U.S. Treasury 2.75% 2023	173,600	184,108
	U.S. Treasury 2.125% 2024	72,100	77,178
	U.S. Treasury 2.125% 2024[8]	72,100	77,015
	U.S. Treasury 0.25% 2025[8]	402,459	401,224
	U.S. Treasury 0.25% 2025	11,240	11,190
	U.S. Treasury 2.875% 2025[8]	96,200	107,380
	U.S. Treasury 2.875% 2025	72,100	80,105
	U.S. Treasury 1.375% 2026[8]	75,000	78,872
	U.S. Treasury 1.625% 2026	50,000	53,288
	U.S. Treasury 0.50% 2027	185,625	185,110
	U.S. Treasury 0.50% 2027	160,000	158,960
	U.S. Treasury 2.25% 2027[8]	120,200	133,420
	U.S. Treasury 2.25% 2027[8]	72,100	79,675
	U.S. Treasury 6.125% 2027	24,000	32,951
	U.S. Treasury 2.875% 2028	72,100	83,726
	U.S. Treasury 0.875% 2030	147,750	147,185
	U.S. Treasury 1.125% 2040	88,288	83,802
	U.S. Treasury 2.25% 2049	41,697	47,726

American Funds Insurance Series	173

Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury	U.S. Treasury 3.00% 2049[8]		$150,000	$197,801
(continued)	U.S. Treasury 1.25% 2050		44,000	39,906
	U.S. Treasury 1.375% 2050		153,811	143,929
				2,542,689

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.375% 2027[8,9]		79,834	89,865
inflation-protected	U.S. Treasury Inflation-Protected Security 0.50% 2028[8,9]		79,172	89,819
securities	U.S. Treasury Inflation-Protected Security 1.00% 2049[9]		14,978	21,124
2.11%	U.S. Treasury Inflation-Protected Security 0.25% 2050[9]		33,837	40,307
				241,115
	Total U.S. Treasury bonds & notes			2,783,804

Bonds & notes of governments & government agencies outside the U.S. 3.06%
	Dominican Republic 5.95% 2027[2]		8,100	9,548
	Italy (Republic of) 0.95% 2023		€45,000	56,628
	Italy (Republic of) 1.50% 2025		33,327	43,649
	Japan, Series 20, 0.10% 2025[9]		¥11,396,250	110,591
	Paraguay (Republic of) 4.625% 2023		$1,025	1,104
	Paraguay (Republic of) 5.00% 2026		1,250	1,469
	Paraguay (Republic of) 4.95% 2031		3,487	4,232
	Portuguese Republic 5.125% 2024		24,775	28,835
	Portuguese Republic 5.65% 2024		€20,000	29,205
	PT Indonesia Asahan Aluminium Tbk 5.23% 2021[2]		$1,862	1,935
	PT Indonesia Asahan Aluminium Tbk 5.71% 2023[2]		1,020	1,129
	PT Indonesia Asahan Aluminium Tbk 4.75% 2025[2]		1,270	1,405
	PT Indonesia Asahan Aluminium Tbk 5.45% 2030[2]		340	410
	PT Indonesia Asahan Aluminium Tbk 5.80% 2050[2]		1,150	1,431
	Qatar (State of) 4.50% 2028[2]		5,100	6,188
	Qatar (State of) 5.103% 2048[2]		3,400	4,790
	Saudi Arabia (Kingdom of) 3.628% 2027[2]		5,000	5,624
	Saudi Arabia (Kingdom of) 3.625% 2028[2]		11,435	12,835
	United Mexican States, Series M, 5.75% 2026	MXN	527,500	27,728
				348,736

Asset-backed obligations 2.19%
	Aesop Funding LLC, Series 2020-1A, Class A, 2.33% 2026[2,5]		$7,689	7,958
	Aesop Funding LLC, Series 2020-2, Class A, 2.02% 2027[2,5]		2,427	2,480
	Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 2027[2,5]		623	637
	Aesop Funding LLC, Series 2020-2A, Class C, 4.25% 2027[2,5]		1,279	1,316
	American Credit Acceptance Receivables Trust, Series 2020-3, Class B, 1.15% 2024[2,5]		900	905
	American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 2026[2,5]		2,602	2,648
	American Credit Acceptance Receivables Trust, Series 2020-3, Class D, 2.40% 2026[2,5]		2,500	2,587
	AmeriCredit Automobile Receivables Trust, Series 2017-1, Class C, 2.71% 2022[5]		3,749	3,771
	CarMaxAuto Owner Trust, Series 2019-2, Class C, 3.16% 2025[5]		400	420
	CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[2,5]		10,894	11,127
	CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[2,5]		2,086	2,121
	CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[2,5]		3,567	3,634
	CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[2,5]		387	392
	CPS Auto Receivables Trust, Series 2019-B, Class C, 3.35% 2024[2,5]		835	852
	CPS Auto Receivables Trust, Series 2019-C, Class C, 2.84% 2025[2,5]		743	759
	CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17% 2025[2,5]		1,125	1,166
	CPS Auto Receivables Trust, Series 2019-B, Class D, 3.69% 2025[2,5]		3,045	3,140
	Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[2,5]		7,411	7,581
	Drive Auto Receivables Trust, Series 2019-2, Class B, 3.17% 2023[5]		2,087	2,101
	Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[5]		4,910	5,060
	Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 2025[5]		4,665	4,794
	Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 2026[5]		4,020	4,190

174	American Funds Insurance Series

Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Asset-backed obligations (continued)
	Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[2,5]	$880	$898
	Drivetime Auto Owner Trust, Series 2019-3, Class D, 2.96% 2025[2,5]	1,915	1,981
	Drivetime Auto Owner Trust, Series 2019-2A, Class C, 3.18% 2025[2,5]	2,565	2,619
	Drivetime Auto Owner Trust, Series 2019-2A, Class D, 3.48% 2025[2,5]	4,250	4,414
	Drivetime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 2026[2,5]	817	825
	Exeter Automobile Receivables Trust, Series 2017-3A, Class B, 2.81% 2022[2,5]	572	572
	Exeter Automobile Receivables Trust, Series 2019-2A, Class B, 3.06% 2023[2,5]	1,791	1,800
	Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 2024[2,5]	5,000	5,108
	Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30% 2024[2,5]	2,500	2,553
	Exeter Automobile Receivables Trust, Series 2019-1A, Class C, 3.82% 2024[2,5]	4,145	4,208
	Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32% 2025[5]	780	787
	Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 2025[2,5]	5,000	5,171
	Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 2025[2,5]	6,000	6,271
	Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 2026[5]	1,012	1,027
	FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[2,5]	18,161	18,292
	Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 2027[2,5]	26,755	26,972
	Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[2,5]	17,675	18,968
	Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[2,5]	939	1,025
	Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[2,5]	6,672	7,043
	Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[2,5]	30,740	33,823
	Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A1, 2.23% 2024[5]	2,625	2,709
	GM Financial Automobile Leasing Trust, Series 2020-2, Class B, 1.56% 2024[5]	360	367
	GM Financial Automobile Leasing Trust, Series 2020-2, Class C, 2.56% 2024[5]	301	312
	GM Financial Automobile Leasing Trust, Series 2020-2, Class D, 3.21% 2024[5]	425	444
	GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class B, 2.57% 2023[5]	520	528
	GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class C, 2.77% 2023[5]	360	366
	Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2016-4A, Class A, 2.65% 2022[2,5]	838	840
	Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-3A, Class A, 2.67% 2025[2,5]	1,894	1,898
	Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-2A, Class A, 3.42% 2025[2,5]	1,027	1,031
	Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70% 2024[2,5]	2,190	2,248
	Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 2025[2,5]	1,355	1,402
	Santander Drive Auto Receivables Trust, Series 2017-3, Class C, 2.76% 2022[5]	435	436
	Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22% 2025[5]	3,110	3,236
	Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12% 2026[5]	3,344	3,373
	Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 2026[5]	2,211	2,246
	Social Professional Loan Program LLC, Series 2015-C, Class A2, 2.51% 2033[2,5]	688	691
	Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[2,5]	6,000	6,414
	Verizon Owner Trust, Series 2017-3A, Class B, 2.38% 2022[2,5]	1,572	1,575
	Voya Ltd., CLO, Series 2014-3A, Class A1R, (3-month USD-LIBOR + 0.72%) 0.935% 2026[2,4,5]	928	927
	Westlake Automobile Receivables Trust, Series 2020-3A, Class C, 1.24% 2025[2,5]	1,557	1,567
	Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 2026[2,5]	3,023	3,062
			249,668

Municipals 1.98%
California	G.O. Bonds, Series 2009, 7.50% 2034	2,100	3,503
0.06%	High-Speed Passenger Train G.O. Rev. Ref. Bonds, Series 2017-A, 2.367% 2022	3,775	3,871
			7,374

American Funds Insurance Series	175

Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Municipals (continued)
Illinois 1.88%	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039	$30,835	$32,542
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 2029	65	70
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 2040	8,945	9,285
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2011-A, 5.50% 2039	410	417
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2015-C, 5.25% 2039	1,190	1,288
	City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2026	1,100	1,260
	City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2030	2,205	2,537
	City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2034	490	556
	City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-D, 5.00% 2031	980	1,123
	City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 2044	1,350	1,514
	City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2036	980	1,107
	City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2046	2,770	3,090
	City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2026	730	836
	City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2028	855	1,079
	City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2029	430	536
	City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2029	245	286
	City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2030	245	304
	City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2030	245	286
	City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2031	490	605
	City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2032	490	602
	City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2033	245	300
	City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2034	280	323
	City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2028	1,090	1,378
	City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2029	730	914
	City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 2031	490	351
	City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2011-A, 5.00% 2041	665	674
	City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 2042	1,875	1,923
	G.O. Bonds, Pension Funding Series 2003, 4.95% 2023	22,553	23,112
	G.O. Bonds, Pension Funding Series 2003, 5.10% 2033	107,310	115,570
	G.O. Bonds, Series 2013-B, 4.11% 2022	750	761
	G.O. Bonds, Series 2013-B, 4.31% 2023	2,125	2,175

176	American Funds Insurance Series

Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Municipals (continued)
Illinois	G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.85% 2022	$2,370	$2,449
(continued)	G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	3,210	3,396
	G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 6.20% 2021	1,946	1,979
			214,628

Texas 0.04%	Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052	4,075	4,265
	Total municipals		226,267

Federal agency bonds & notes 0.11%
	Fannie Mae 2.125% 2026	11,910	12,979
	Total bonds, notes & other debt instruments (cost: $10,403,219,000)		11,032,012

Short-term securities 23.58%		Shares
Money market investments 23.58%
	Capital Group Central Cash Fund 0.12%[10,11]	26,897,764	2,690,045
	Total short-term securities (cost: $2,690,027,000)		2,690,045

	Total investment securities 120.29% (cost: $13,093,246,000)		13,722,057
	Other assets less liabilities (20.29)%		(2,314,638)
	Net assets 100.00%		$11,407,419

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[12] (000)	Value at 12/31/2020[13] (000)	Unrealized appreciation (depreciation) at 12/31/2020 (000)
2 Year U.S. Treasury Note Futures	Long	4,793	April 2021	$958,600	$1,059,141	$791
5 Year Euro-Bobl Futures	Short	1,321	March 2021	€(132,100)	(218,153)	(211)
5 Year U.S. Treasury Note Futures	Long	18,935	April 2021	$1,893,500	2,388,916	5,023
10 Year Euro-Bund Futures	Short	468	March 2021	€(46,800)	(101,563)	(438)
10 Year U.S. Treasury Note Futures	Short	953	March 2021	$(95,300)	(131,588)	(140)
10 Year Ultra U.S. Treasury Note Futures	Short	4,048	March 2021	(404,800)	(632,943)	809
30 Year Euro-Buxl Futures	Long	245	March 2021	€24,500	67,415	1,008
30 Year Ultra U.S. Treasury Bond Futures	Short	84	March 2021	$(8,400)	(17,939)	(35)
						$6,807

Forward currency contracts

				Unrealized
				(depreciation)
Contract amount				appreciation
Purchases	Sales		Settlement	at 12/31/2020
(000)	(000)	Counterparty	date	(000)
USD13,934	JPY1,445,000	UBS AG	1/6/2021	$(62)
USD55,331	EUR46,000	Bank of New York Mellon	1/8/2021	(877)
USD37,932	MXN755,000	Morgan Stanley	1/12/2021	46

American Funds Insurance Series	177

Bond Fund (continued)

Forward currency contracts (continued)

				Unrealized
				(depreciation)
Contract amount				appreciation
Purchases	Sales		Settlement	at 12/31/2020
(000)	(000)	Counterparty	date	(000)
USD132,884	EUR109,250	HSBC Bank	1/12/2021	$(624)
USD102,847	JPY10,730,000	HSBC Bank	1/14/2021	(1,090)
				$(2,607)

Swap contracts

Interest rate swaps

						Unrealized
					Upfront	(depreciation)
				Value at	premium	appreciation
		Expiration	Notional	12/31/2020	paid	at 12/31/2020
Receive	Pay	date	(000)	(000)	(000)	(000)
3-month USD-LIBOR	2.18075%	3/29/2024	$31,600	$(1,973)	$—	$(1,973)
3-month USD-LIBOR	2.194%	3/29/2024	31,900	(2,005)	—	(2,005)
3-month USD-LIBOR	2.21875%	3/29/2024	33,500	(2,133)	—	(2,133)
3-month USD-LIBOR	2.3105%	5/3/2024	275,590	(18,844)	—	(18,844)
6-month EURIBOR	0.9852%	10/17/2024	€25,000	(1,733)	—	(1,733)
U.S. EFFR	0.10875%	7/6/2025	$121,300	595	—	595
U.S. EFFR	0.0995%	7/9/2025	60,700	325	—	325
U.S. EFFR	0.105%	7/9/2025	60,600	310	—	310
U.S. EFFR	0.099%	7/10/2025	149,000	804	—	804
6-month JPY-LIBOR	0.0875%	3/10/2026	¥11,100,000	(698)	—	(698)
6-month JPY-LIBOR	0.58295%	3/23/2046	2,000,000	(1,131)	—	(1,131)
0.64355%	6-month JPY-LIBOR	4/27/2046	2,000,000	1,422	—	1,422
					$—	$(25,061)

Investments in affiliates11

	Value of			Net	Net	Value of
	affiliate at			realized	unrealized	affiliate at	Dividend
	1/1/2020	Additions	Reductions	gain	depreciation	12/31/2020	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)
Short-term securities 23.58%
Money market investments 23.58%
Capital Group Central Cash Fund 0.12%[10]	$602,451	$5,522,355	$3,435,554	$885	$(92)	$2,690,045	$5,601

[1]	Step bond; coupon rate may change at a later date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,081,328,000, which represented 9.48% of the net assets of the fund.
[3]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[4]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Amount less than one thousand.
[7]	Purchased on a TBA basis.
[8]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $28,008,000, which represented .25% of the net assets of the fund.
[9]	Index-linked bond whose principal amount moves with a government price index.
[10]	Rate represents the seven-day yield at 12/31/2020.
[11]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[12]	Notional amount is calculated based on the number of contracts and notional contract size.
[13]	Value is calculated based on the notional amount and current market price.

178	American Funds Insurance Series

Bond Fund (continued)

Key to abbreviations and symbols

CLO = Collateralized Loan Obligations
EFFR = Effective Federal Funds Rate
EUR/€ = Euros
EURIBOR = Euro Interbank Offered Rate
G.O. = General Obligation
ICE = Intercontinental Exchange, Inc.
JPY/¥ = Japanese yen

LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To-be-announced
USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series	179

Capital World Bond Fund (formerly Global Bond Fund)

Investment portfolio December 31, 2020

Bonds, notes & other debt instruments 93.64%	Principal amount (000)		Value (000)
Euros	Allianz SE 4.75% 2049 (3-month EUR-EURIBOR + 3.60% on 10/24/2023)[1]	€4,200	$5,748
17.23%	Altria Group, Inc. 1.00% 2023	1,020	1,272
	Altria Group, Inc. 1.70% 2025	1,600	2,071
	Altria Group, Inc. 2.20% 2027	2,900	3,870
	American Honda Finance Corp. 1.60% 2022	620	775
	American Honda Finance Corp. 1.95% 2024	560	736
	AT&T Inc. 1.60% 2028	2,350	3,136
	Bank of America Corp. 3.648% 2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028)[1,2]	5,000	7,602
	Barclays Bank PLC 6.00% 2021	1,000	1,223
	Barclays Bank PLC 6.625% 2022	1,070	1,416
	CaixaBank, SA 3.50% 2027 (5-year EUR Mid-Swap + 3.35% on 2/15/2022)[1]	1,500	1,890
	CaixaBank, SA 2.25% 2030 (EUR Annual (vs. 6-month EUR-EURIBOR) 5-year + 1.68% on 4/17/2025)[1]	2,400	3,071
	Comcast Corp. 0.25% 2027	1,250	1,552
	Cote d’Ivoire (Republic of) 5.25% 2030	900	1,182
	Cote d’Ivoire (Republic of) 5.875% 2031	840	1,137
	Deutsche Telekom International Finance BV 7.50% 2033	200	446
	Dow Chemical Co. 0.50% 2027	1,110	1,371
	Dow Chemical Co. 1.125% 2032	1,010	1,284
	Egypt (Arab Republic of) 5.625% 2030	745	954
	European Financial Stability Facility 0.40% 2025	6,000	7,637
	European Union 0% 2035	220	276
	French Republic O.A.T. 0% 2030	17,930	22,663
	Germany (Federal Republic of) 0.50% 2027	2,510	3,319
	Germany (Federal Republic of) 0% 2030	21,090	27,221
	Germany (Federal Republic of) 0% 2050	3,540	4,540
	Goldman Sachs Group, Inc. 3.375% 2025[2]	5,000	6,961
	Greece (Hellenic Republic of) 3.375% 2025	21,435	29,726
	Greece (Hellenic Republic of) 3.75% 2028	4,964	7,468
	Greece (Hellenic Republic of) 3.875% 2029	6,884	10,666
	Greece (Hellenic Republic of) 1.50% 2030	5,160	6,812
	Groupe BPCE SA 4.625% 2023	1,200	1,637
	Groupe BPCE SA 1.00% 2025	2,900	3,687
	Honeywell International Inc. 0.75% 2032	370	471
	Intesa Sanpaolo SpA 6.625% 2023	510	712
	Ireland (Republic of) 0.20% 2030	900	1,155
	Israel (State of) 2.875% 2024	1,180	1,577
	Israel (State of) 1.50% 2027	775	1,031
	Israel (State of) 1.50% 2029	725	982
	Italy (Republic of) 0.10% 2023[3]	8,578	10,711
	Italy (Republic of) 1.85% 2025	21,390	28,444
	Italy (Republic of) 0.95% 2027	7,270	9,326
	Italy (Republic of) 2.80% 2028	5,828	8,505
	Italy (Republic of) 1.35% 2030	1,657	2,192
	Italy (Republic of) 1.65% 2030	7,400	10,033
	JPMorgan Chase & Co. 0.389% 2028 (3-month EUR-EURIBOR + 0.65% on 2/24/2027)[1,2]	3,208	3,988
	Lloyds Banking Group PLC 1.75% 2028 (5-year EUR-EURIBOR + 1.30% on 9/7/2023)[1]	2,400	3,020
	Morocco (Kingdom of) 3.50% 2024	1,400	1,867
	Morocco (Kingdom of) 1.375% 2026	1,130	1,394
	Morocco (Kingdom of) 2.00% 2030	1,285	1,595
	Morocco (Kingdom of) 1.50% 2031	4,100	4,895
	Morocco (Kingdom of) 1.50% 2031	1,700	2,030
	Netherlands (Kingdom of the) 0% 2027	10,320	13,104
	Philippines (Republic of) 0.70% 2029	940	1,156
	Portuguese Republic 0.475% 2030	1,610	2,053
	Rabobank Nederland 2.50% 2026 (5-year EUR Mid-Swap + 1.40% on 5/26/2021)[1]	2,400	2,962
	Rolls-Royce PLC 4.625% 2026	100	133
	Romania 3.624% 2030	6,530	9,538
	Romania 2.00% 2032	2,665	3,424
	Romania 3.50% 2034	835	1,217
	Romania 3.875% 2035	2,810	4,213
	Romania 3.375% 2038	4,170	5,877

180     American Funds Insurance Series

Capital World Bond Fund (formerly Global Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)		Value (000)
Euros	Romania 4.625% 2049		€5,795	$9,586
(continued)	Russian Federation 2.875% 2025		4,500	6,082
	Serbia (Republic of) 3.125% 2027		15,747	21,665
	Serbia (Republic of) 1.50% 2029		4,943	6,260
	Spain (Kingdom of) 0.80% 2027		2,280	2,983
	Spain (Kingdom of) 1.45% 2029		1,890	2,610
	Spain (Kingdom of) 1.25% 2030		13,840	18,906
	Spain (Kingdom of) 2.70% 2048		850	1,528
	State Grid Europe Development (2014) PLC 1.50% 2022		194	241
	State Grid Overseas Investment Ltd. 1.25% 2022		765	948
	State Grid Overseas Investment Ltd. 1.375% 2025		441	562
	State Grid Overseas Investment Ltd. 2.125% 2030		200	273
	Stryker Corp. 0.25% 2024		480	594
	Stryker Corp. 0.75% 2029		980	1,246
	Stryker Corp. 1.00% 2031		450	576
	Takeda Pharmaceutical Company, Ltd. 2.25% 2026		2,275	3,128
	Tunisia (Republic of) 6.75% 2023		1,250	1,460
	Tunisia (Republic of) 6.375% 2026		3,800	4,273
	Ukraine 6.75% 2026		4,344	5,862
	Ukraine 4.375% 2030		2,705	3,169
				402,906

Japanese yen	Export-Import Bank of India 0.59% 2022		¥400,000	3,860
9.28%	Goldman Sachs Group, Inc. 1.00% 2021[2]		28,000	272
	Goldman Sachs Group, Inc. 2.80% 2022[2]		100,000	996
	Groupe BPCE SA 0.64% 2022		400,000	3,886
	Indonesia (Republic of) 0.67% 2021		200,000	1,937
	Indonesia (Republic of) 0.54% 2022		100,000	967
	Intesa Sanpaolo SpA 1.36% 2022		600,000	5,851
	Japan, Series 19, 0.10% 2024[3]		1,839,110	17,847
	Japan, Series 18, 0.10% 2024[3]		1,021,233	9,910
	Japan, Series 20, 0.10% 2025[3]		678,710	6,586
	Japan, Series 21, 0.10% 2026[3]		986,778	9,595
	Japan, Series 346, 0.10% 2027		875,700	8,587
	Japan, Series 23, 0.10% 2028[3]		1,988,280	19,316
	Japan, Series 356, 0.10% 2029		3,529,000	34,576
	Japan, Series 24, 0.10% 2029[3]		1,604,510	15,619
	Japan, Series 116, 2.20% 2030		576,100	6,715
	Japan, Series 145, 1.70% 2033		2,210,000	25,534
	Japan, Series 152, 1.20% 2035		966,000	10,656
	Japan, Series 21, 2.30% 2035		720,000	9,085
	Japan, Series 173, 0.40% 2040		492,000	4,773
	Japan, Series 42, 1.70% 2044		641,900	7,888
	Japan, Series 59, 0.70% 2048		260,500	2,597
	Japan, Series 12, 0.50% 2059		138,850	1,266
	KT Corp. 0.38% 2021		200,000	1,938
	United Mexican States 0.70% 2021		600,000	5,810
	United Mexican States 0.62% 2022		100,000	965
				217,032

Chinese yuan	Agricultural Development Bank of China 3.75% 2029	CNY	9,850	1,518
renminbi	Agricultural Development Bank of China 2.96% 2030		90,980	13,176
6.03%	China (People’s Republic of), Series 1916, 3.12% 2026		50,200	7,677
	China (People’s Republic of), Series 1906, 3.29% 2029		73,800	11,343
	China (People’s Republic of), Series 1910, 3.86% 2049		259,860	40,357
	China Development Bank Corp., Series 1814, 4.15% 2025		20,900	3,325
	China Development Bank Corp., Series 1909, 3.50% 2026		10,400	1,599
	China Development Bank Corp., Series 2004, 3.43% 2027		150,100	22,961

American Funds Insurance Series     181

Capital World Bond Fund (formerly Global Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)		Value (000)
Chinese yuan	China Development Bank Corp., Series 1805, 4.04% 2028	CNY	51,800	$8,174
renminbi	China Development Bank Corp., Series 1905, 3.48% 2029		128,200	19,425
(continued)	China Development Bank Corp., Series 2005, 3.07% 2030		78,250	11,451
				141,006

British pounds	American Honda Finance Corp. 0.75% 2026		£1,420	1,952
3.90%	France Télécom 5.375% 2050		300	741
	Lloyds Banking Group PLC 7.625% 2025		655	1,138
	Rolls-Royce PLC 5.75% 2027		200	304
	United Kingdom 2.75% 2024		1,210	1,828
	United Kingdom 1.25% 2027		570	842
	United Kingdom 4.25% 2027		2,800	4,954
	United Kingdom 1.625% 2028		2,215	3,400
	United Kingdom 0.375% 2030		4,970	6,905
	United Kingdom 4.75% 2030		14,360	28,430
	United Kingdom 4.25% 2032		3,414	6,742
	United Kingdom 4.50% 2034		2,210	4,672
	United Kingdom 0.625% 2035		8,262	11,473
	United Kingdom 3.25% 2044		4,440	9,347
	United Kingdom 0.625% 2050		6,330	8,387
				91,115

Danish kroner	Nordea Kredit 0.50% 2040[4]	DKr	19,969	3,295
2.55%	Nykredit Realkredit AS, Series 01E, 1.50% 2037[4]		27,851	4,768
	Nykredit Realkredit AS, Series 01E, 2.00% 2037[4]		8,278	1,423
	Nykredit Realkredit AS, Series 01E, 0.50% 2040[4]		210,985	34,839
	Nykredit Realkredit AS, Series 01E, 1.50% 2040[4]		87,271	14,876
	Nykredit Realkredit AS, Series 01E, 2.50% 2047[4]		2,934	509
				59,710

Canadian dollars	Canada 1.00% 2022	C$	1,050	837
2.06%	Canada 2.25% 2025		15,900	13,528
	Canada 2.25% 2029		26,105	23,312
	Canada 2.75% 2048		3,500	3,774
	Quebec (Province of) 1.90% 2030		8,200	6,807
				48,258

Mexican pesos	Petróleos Mexicanos 7.19% 2024	MXN	27,473	1,252
2.00%	Petróleos Mexicanos 7.47% 2026		95,267	3,999
	United Mexican States, Series M20, 10.00% 2024		54,000	3,248
	United Mexican States, Series M, 7.50% 2027		341,420	19,539
	United Mexican States, Series M20, 8.50% 2029		140,400	8,607
	United Mexican States, Series M30, 8.50% 2038		21,100	1,316
	United Mexican States, Series M, 8.00% 2047		147,500	8,755
				46,716

Malaysian	Malaysia (Federation of), Series 0417, 3.899% 2027	MYR	19,152	5,226
ringgits	Malaysia (Federation of), Series 0310, 4.498% 2030		8,420	2,406
1.79%	Malaysia (Federation of), Series 0418, 4.893% 2038		60,780	17,838
	Malaysia (Federation of), Series 0219, 4.467% 2039		9,167	2,569
	Malaysia (Federation of), Series 0519, 3.757% 2040		40,283	10,526
	Malaysia (Federation of), Series 0216, 4.736% 2046		7,559	2,149
	Malaysia (Federation of), Series 0518, 4.921% 2048		2,773	815
	Malaysia (Federation of), Series 0519, 4.638% 2049		560	157
	Malaysia (Federation of), Series 0120, 4.065% 2050		1,110	287
				41,973

182     American Funds Insurance Series

Capital World Bond Fund (formerly Global Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)		Value (000)
Australian dollars	Australia (Commonwealth of), Series 152, 2.75% 2028	A$	3,690	$3,284
1.34%	Australia (Commonwealth of), Series 163, 1.00% 2031		32,100	24,628
	Australia (Commonwealth of), Series 162, 1.75% 2051		4,620	3,393
				31,305

Russian rubles	Russian Federation 7.00% 2023	RUB	430,300	6,137
1.16%	Russian Federation 6.90% 2029		403,750	5,871
	Russian Federation 7.65% 2030		485,000	7,408
	Russian Federation 8.50% 2031		82,440	1,339
	Russian Federation 7.70% 2033		295,840	4,509
	Russian Federation 7.25% 2034		121,920	1,795
				27,059

Israeli shekels	Israel (State of) 2.00% 2027	ILS	42,900	14,658
1.09%	Israel (State of) 5.50% 2042		20,200	10,768
				25,426

South Korean won	South Korea (Republic of), Series 2503, 1.50% 2025	KRW	13,411,000	12,465
0.89%	South Korea (Republic of), Series 2712, 2.375% 2027		8,658,930	8,427
				20,892

Indonesian rupiah	Indonesia (Republic of), Series 84, 7.25% 2026	IDR	22,733,000	1,751
0.67%	Indonesia (Republic of), Series 56, 8.375% 2026		6,725,000	549
	Indonesia (Republic of), Series 59, 7.00% 2027		11,000,000	845
	Indonesia (Republic of), Series 78, 8.25% 2029		30,605,000	2,514
	Indonesia (Republic of), Series 82, 7.00% 2030		59,605,000	4,601
	Indonesia (Republic of), Series 87, 6.50% 2031		17,649,000	1,316
	Indonesia (Republic of), Series 74, 7.50% 2032		7,073,000	549
	Indonesia (Republic of), Series 65, 6.625% 2033		17,683,000	1,295
	Indonesia (Republic of), Series 68, 8.375% 2034		27,353,000	2,274
				15,694

Colombian pesos	Colombia (Republic of) 5.75% 2027	COP	16,661,900	5,171
0.64%	Colombia (Republic of) 7.25% 2050		31,167,000	9,836
				15,007

Brazilian reais	Brazil (Federative Republic of) 6.00% 2024[3]	BRL	34,215	7,606
0.47%	Brazil (Federative Republic of) 10.00% 2027		15,000	3,417
				11,023

New Zealand dollars	New Zealand 1.75% 2041	NZ$	13,580	9,638
0.41%

Thai baht	Thailand (Kingdom of) 2.125% 2026	THB	257,750	9,308
0.40%

Chilean pesos	Chile (Republic of) 4.50% 2026	CLP	5,205,000	8,404
0.36%

South African rand	South Africa (Republic of), Series R-2048, 8.75% 2048	ZAR	140,650	7,886
0.34%

American Funds Insurance Series     183

Capital World Bond Fund (formerly Global Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)		Value (000)
Ukrainian hryvnia	Ukraine 16.06% 2022	UAH	86,536	$3,268
0.31%	Ukraine 17.00% 2022		60,180	2,279
	Ukraine 17.25% 2022		47,384	1,775
				7,322

Singapore dollars	Singapore (Republic of) 2.625% 2028	S$	3,307	2,834
0.27%	Singapore (Republic of) 2.875% 2029		1,906	1,688
	Singapore (Republic of) 2.875% 2030		2,037	1,832
				6,354

Norwegian kroner	Norway (Kingdom of) 1.75% 2025	NKr	48,880	5,980
0.26%

Peruvian	Peru (Republic of) 6.15% 2032	PEN	16,770	5,639
nuevos soles
0.24%

Indian rupees	National Highways Authority of India 7.17% 2021	INR	220,000	3,112
0.16%	National Highways Authority of India 7.27% 2022		50,000	717
				3,829

Dominican pesos	Dominican Republic 9.75% 2026	DOP	158,600	2,938
0.13%

Polish zloty	Poland (Republic of), Series 1029, 2.75% 2029	PLN	4,900	1,500
0.06%

Romanian leu	Romania 4.75% 2025	RON	5,000	1,361
0.06%

U.S. dollars	99 Escrow Issuer, Inc. 7.50% 2026[2]		$70	70
39.54%	Abbott Laboratories 3.40% 2023		137	149
	Abbott Laboratories 3.75% 2026		793	929
	AbbVie Inc. 2.90% 2022		1,170	1,224
	AbbVie Inc. 3.20% 2022		200	209
	Abu Dhabi (Emirate of) 0.75% 2023[2]		5,460	5,477
	Abu Dhabi (Emirate of) 2.50% 2025[2]		2,195	2,349
	ACE INA Holdings Inc. 2.875% 2022		195	203
	ACE INA Holdings Inc. 3.35% 2026		195	220
	ACE INA Holdings Inc. 4.35% 2045		425	576
	Adobe Inc. 2.15% 2027		1,062	1,140
	Advisor Group Holdings, LLC 6.25% 2028[2]		425	431
	Aetna Inc. 2.80% 2023		340	358
	Affinity Gaming 6.875% 2027[2]		205	215
	AG Merger Sub II, Inc. 10.75% 2027[2]		311	345
	Albertsons Companies, Inc. 3.50% 2029[2]		65	66
	Alexandria Real Estate Equities, Inc. 1.875% 2033		2,047	2,048
	Alliant Holdings Intermediate, LLC 6.75% 2027[2]		410	439
	Allied Universal Holdco LLC 9.75% 2027[2]		200	218
	Allison Transmission Holdings, Inc. 3.75% 2031[2]		100	102
	Allstate Corp. 0.75% 2025		1,563	1,572
	Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 2025[5,6]		650	654
	Altice NV 7.50% 2026[2]		50	53
	Altria Group, Inc. 5.95% 2049		131	184

184     American Funds Insurance Series

Capital World Bond Fund (formerly Global Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars	Amazon.com, Inc. 1.50% 2030	$2,040	$2,073
(continued)	Amazon.com, Inc. 2.50% 2050	2,500	2,594
	American Campus Communities, Inc. 3.75% 2023	1,810	1,914
	American Campus Communities, Inc. 4.125% 2024	1,195	1,305
	American Campus Communities, Inc. 3.875% 2031	514	583
	American Electric Power Company, Inc. 1.00% 2025	250	253
	American Energy-Permian Basin, LLC / AEPB Finance Corp. 12.00% 2024[2,7]	355	3
	American Honda Finance Corp. 1.20% 2025	3,202	3,278
	Amgen Inc. 1.90% 2025	580	611
	Amgen Inc. 2.20% 2027	445	477
	Amipeace Ltd. 2.50% 2024	4,100	4,275
	Anglo American Capital PLC 3.95% 2050[2]	521	586
	Angola (Republic of) 9.50% 2025	2,400	2,500
	Angola (Republic of) 8.25% 2028	2,200	2,116
	Anheuser-Busch Co. / InBev Worldwide 4.70% 2036	1,780	2,260
	Anheuser-Busch InBev NV 4.15% 2025	2,230	2,540
	Anheuser-Busch InBev NV 4.00% 2028	1,050	1,238
	Anheuser-Busch InBev NV 4.75% 2029	2,535	3,128
	Anheuser-Busch InBev NV 4.50% 2050	2,250	2,836
	Apache Corp. 4.625% 2025	100	105
	Apache Corp. 4.875% 2027	305	324
	Apache Corp. 4.375% 2028	171	178
	Apache Corp. 5.10% 2040	100	107
	Apple Inc. 3.35% 2027	1,075	1,227
	Apple Inc. 2.40% 2050	1,100	1,128
	Ardagh Group SA 6.50% 2027[2,8]	210	224
	Argentine Republic 1.00% 2029	427	185
	Argentine Republic 0.125% 2030 (0.50% on 7/9/2021)[1]	4,221	1,718
	Argentine Republic 0.125% 2035 (1.125% on 7/9/2021)[1]	3,025	1,110
	Ascent Resources - Utica LLC 8.25% 2028[2]	230	230
	Associated Materials, LLC 9.00% 2025[2]	400	425
	AssuredPartners, Inc. 7.00% 2025[2]	200	208
	AssuredPartners, Inc. 5.625% 2029[2]	230	240
	AstraZeneca PLC 3.50% 2023	2,700	2,911
	AT&T Inc. 1.65% 2028	1,575	1,608
	AT&T Inc. 2.55% 2033[2]	4,414	4,549
	AT&T Inc. 3.30% 2052	2,080	2,062
	ATS Automation Tooling Systems Inc. 4.125% 2028[2]	230	235
	Austin BidCo Inc. 7.125% 2028[2]	120	125
	Austin BidCo Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 4.732% 2027[5,6]	25	25
	Autoridad del Canal de Panama 4.95% 2035[2]	1,000	1,267
	Avis Budget Car Rental, LLC 5.75% 2027[2]	220	225
	Avis Budget Group, Inc. 5.25% 2025[2]	350	352
	Avis Budget Group, Inc. 10.50% 2025[2]	202	239
	Axiata SPV2 Bhd. 2.163% 2030	651	659
	B&G Foods, Inc. 5.25% 2025	100	103
	B&G Foods, Inc. 5.25% 2027	210	223
	Baidu Inc. 3.425% 2030	675	748
	Baker Hughes, a GE Co. 4.486% 2030	68	82
	Banff Merger Sub Inc. 9.75% 2026[2]	210	227
	Bank of America Corp. 2.456% 2025 (3-month USD-LIBOR + 0.87% on 10/22/2024)[1]	847	903
	Bank of America Corp. 1.197% 2026 (USD-SOFR + 1.01% on 10/24/2025)[1]	7,710	7,815
	Bausch Health Companies Inc. 9.25% 2026[2]	795	887
	Bausch Health Companies Inc. 5.00% 2028[2]	315	325
	Bausch Health Companies Inc. 5.00% 2029[2]	225	232
	Bausch Health Companies Inc. 5.25% 2031[2]	85	89
	Bayer AG 3.375% 2024[2]	840	918
	Bayer US Finance II LLC 3.875% 2023[2]	900	981
	Bayer US Finance II LLC 4.25% 2025[2]	203	232
	Bayerische Motoren Werke AG 2.95% 2022[2]	3,675	3,801
	Bayerische Motoren Werke AG 3.15% 2024[2]	5,000	5,393
	Bayerische Motoren Werke AG 3.90% 2025[2]	900	1,014

American Funds Insurance Series     185

Capital World Bond Fund (formerly Global Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars	Bayerische Motoren Werke AG 4.15% 2030[2]	$900	$1,089
(continued)	Becton, Dickinson and Company 3.70% 2027	933	1,071
	Becton, Dickinson and Company 2.823% 2030	3,312	3,643
	Berkshire Hathaway Energy Company 2.85% 2051[2]	300	309
	Bermuda 2.375% 2030[2]	760	799
	Black Knight Inc. 3.625% 2028[2]	335	343
	Blue Racer Midstream LLC and Blue Racer Finance Corp. 7.625% 2025[2]	225	240
	BMC Software, Inc. 7.125% 2025[2]	70	76
	BMC Software, Inc. 9.125% 2026[2]	150	162
	Boeing Company 5.15% 2030	4,000	4,848
	Bombardier Inc. 8.75% 2021[2]	50	52
	Bombardier Inc. 5.75% 2022[2]	100	102
	Bombardier Inc. 6.125% 2023[2]	245	240
	Bombardier Inc. 7.50% 2024[2]	10	10
	Bombardier Inc. 7.875% 2027[2]	125	115
	Boyd Gaming Corp. 4.75% 2027	220	229
	BP Capital Markets America Inc. 2.939% 2051	2,280	2,328
	Brandywine Operating Partnership, LP 3.95% 2023	190	198
	Brasil Foods SA 5.75% 2050[2]	220	245
	Braskem SA 4.50% 2030[2]	745	766
	Brightstar Escrow Corp. 9.75% 2025[2]	180	193
	British Airways, Series 2020-1, Class B, 8.375% 2028[2]	100	111
	British Airways, Series 2020-1, Class A, 4.25% 2032[2]	100	107
	British American Tobacco PLC 2.789% 2024	1,150	1,230
	British American Tobacco PLC 3.215% 2026	955	1,053
	British American Tobacco PLC 3.557% 2027	1,545	1,721
	British American Tobacco PLC 3.462% 2029	1,150	1,256
	British American Tobacco PLC 4.758% 2049	894	1,038
	Broadcom Inc. 3.15% 2025	910	994
	Broadcom Inc. 4.15% 2030	1,450	1,680
	Brookfield Property REIT Inc. 5.75% 2026[2]	760	751
	Brookfield Residential Properties Inc. 4.875% 2030[2]	85	88
	Cablevision Systems Corp. 6.75% 2021	950	995
	Caesars Entertainment, Inc. 6.25% 2025[2]	445	474
	Canadian Natural Resources Ltd. 2.95% 2030	2,343	2,509
	Carnival Corp. 11.50% 2023[2]	2,630	3,045
	Carrier Global Corp. 2.242% 2025	530	562
	Carrier Global Corp. 2.493% 2027	438	473
	Cars.com Inc. 6.375% 2028[2]	220	234
	CCCI Treasure Ltd. 3.425% (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.998% on 2/21/2025)[1]	2,680	2,648
	CCCI Treasure Ltd. 3.65% (UST Yield Curve Rate T Note Constant Maturity 5-year + 3.00% on 2/21/2027)[1]	510	502
	CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[2]	475	491
	CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 2028	2,650	2,975
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2030[2]	1,045	1,110
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[2]	275	297
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2031[2]	375	396
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2032[2]	210	224
	Cenovus Energy Inc. 5.375% 2025	175	197
	Cenovus Energy Inc. 6.75% 2039	50	66
	Centene Corp. 4.75% 2025	350	360
	Centene Corp. 4.625% 2029	405	450
	Central Garden & Pet Co. 4.125% 2030	99	103
	Cheniere Energy Partners, LP 5.625% 2026	210	219
	Cheniere Energy Partners, LP 4.50% 2029	210	222
	Cheniere Energy, Inc. 4.625% 2028[2]	405	426
	Chesapeake Energy Corp. 4.875% 2022[7]	915	46
	Chesapeake Energy Corp. 11.50% 2025[2,7]	636	112
	Chesapeake Energy Corp., Term Loan, (3-month USD-LIBOR + 8.00%) 8.223% 2024[5,6,7]	756	620
	China Construction Bank Corp. (Hong Kong Branch) 1.00% 2023	6,000	6,016

186     American Funds Insurance Series

Capital World Bond Fund (formerly Global Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars	Cigna Corp. 3.40% 2021	$750	$766
(continued)	Cigna Corp. 4.125% 2025	830	956
	Cirsa Gaming Corp. SA 7.875% 2023[2]	200	202
	Citigroup Inc. 2.35% 2021	1,500	1,518
	Citigroup Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)[1]	4,500	4,922
	Citigroup Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)[1]	425	468
	Cleveland-Cliffs Inc. 9.875% 2025[2]	425	500
	Cleveland-Cliffs Inc. 6.75% 2026[2]	315	341
	Cleveland-Cliffs Inc. 5.875% 2027	100	102
	CMS Energy Corp. 3.875% 2024	100	109
	CMS Energy Corp. 3.00% 2026	1,200	1,324
	CNX Resources Corp. 7.25% 2027[2]	210	225
	CNX Resources Corp. 6.00% 2029[2]	225	231
	Colombia (Republic of) 3.875% 2027	350	391
	Colombia (Republic of) 4.50% 2029	1,165	1,351
	Comcast Corp. 3.95% 2025	2,610	3,000
	Community Health Systems Inc. 5.625% 2027[2]	90	97
	Community Health Systems Inc. 6.00% 2029[2]	230	249
	Compass Diversified Holdings 8.00% 2026[2]	475	500
	Comstock Resources, Inc. 9.75% 2026	295	317
	Conagra Brands, Inc. 4.30% 2024	2,380	2,664
	Constellation Oil Services Holding SA 10.00% 2024 (100% PIK)[2,8]	2,741	781
	Consumers Energy Co. 3.375% 2023	345	370
	Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022	4	4
	Convey Park Energy LLC 7.50% 2025[2]	125	127
	Costa Rica (Republic of) 6.125% 2031[2]	640	599
	CP Atlas Buyer, Inc. 7.00% 2028[2]	50	52
	Crédit Agricole SA 4.375% 2025[2]	1,100	1,236
	Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)[1,2]	2,675	2,777
	Credit Suisse AG (New York Branch) 2.95% 2025	875	960
	CSX Corp. 3.80% 2050	75	93
	CSX Corp. 2.50% 2051	1,075	1,068
	CVR Partners, LP 9.25% 2023[2]	230	231
	CVS Health Corp. 3.35% 2021	277	279
	CVS Health Corp. 3.50% 2022	430	449
	CVS Health Corp. 3.70% 2023	97	104
	DaimlerChrysler North America Holding Corp. 2.00% 2021[2]	2,100	2,117
	DaimlerChrysler North America Holding Corp. 2.875% 2021[2]	2,275	2,285
	DaimlerChrysler North America Holding Corp. 3.00% 2021[2]	6,425	6,446
	Dana Inc. 5.625% 2028	410	442
	Danske Bank AS 2.70% 2022[2]	1,400	1,436
	Danske Bank AS 3.875% 2023[2]	1,675	1,806
	Darling Ingredients Inc. 5.25% 2027[2]	210	224
	Dave & Buster’s, Inc. 7.625% 2025[2]	220	232
	DCP Midstream LP 7.375% 2049 (3-month USD-LIBOR + 5.148% on 12/15/2022)[1]	50	42
	Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[1]	850	870
	Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)[1]	1,500	1,630
	Deutsche Telekom International Finance BV 1.95% 2021[2]	575	580
	Deutsche Telekom International Finance BV 2.82% 2022[2]	1,675	1,712
	Deutsche Telekom International Finance BV 4.375% 2028[2]	890	1,052
	Deutsche Telekom International Finance BV 9.25% 2032	930	1,567
	Diamond Offshore Drilling, Inc. 4.875% 2043[7]	825	105
	Diamond Sports Group LLC 6.625% 2027[2]	385	233
	Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 3.004% 2023[5,6]	108	106
	Diebold Nixdorf, Inc. 9.375% 2025[2]	630	707
	Diebold, Inc. 8.50% 2024	150	152
	Discovery Communications, Inc. 3.625% 2030	468	536
	Dominican Republic 5.50% 2025[2]	1,375	1,552
	Dominican Republic 5.95% 2027	624	736
	Dominican Republic 8.625% 2027[2]	225	287
	Dominican Republic 4.50% 2030[2]	1,400	1,524
	Dominican Republic 6.40% 2049[2]	1,613	1,899

American Funds Insurance Series     187

Capital World Bond Fund (formerly Global Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars	Dominican Republic 5.875% 2060[2]	$1,075	$1,188
(continued)	DP World Crescent 4.848% 2028[2]	550	641
	DPL Inc. 4.125% 2025[2]	95	103
	Duke Energy Corp. 3.75% 2024	550	606
	Duke Energy Progress, LLC 3.70% 2028	1,225	1,435
	Dun & Bradstreet Corp. 6.875% 2026[2]	123	132
	Edison International 5.75% 2027	370	443
	Edison International 4.125% 2028	2,390	2,665
	Egypt (Arab Republic of) 7.50% 2027[2]	2,200	2,550
	Electricité de France SA 4.875% 2038[2]	795	993
	Embarq Corp. 7.995% 2036	530	655
	EMD Finance LLC 2.95% 2022[2]	225	231
	EMD Finance LLC 3.25% 2025[2]	2,924	3,206
	Empire Communities Corp. 7.00% 2025[2]	100	106
	Empresas Publicas de Medellin ESP 4.25% 2029[2]	1,030	1,109
	Enbridge Inc. 4.00% 2023	600	653
	Enbridge Inc. 2.50% 2025	900	965
	Enbridge Inc. 4.25% 2026	655	767
	Enbridge Inc. 3.70% 2027	754	860
	Encompass Health Corp. 4.50% 2028	100	105
	Encompass Health Corp. 4.75% 2030	200	215
	Endo Dac / Endo Finance LLC / Endo Finco 9.50% 2027[2]	551	616
	Endo Dac / Endo Finance LLC / Endo Finco 6.00% 2028[2]	292	248
	Enel Finance International SA 2.75% 2023[2]	5,000	5,235
	Enel Finance International SA 3.625% 2027[2]	2,375	2,698
	Enel Finance International SA 3.50% 2028[2]	1,800	2,052
	Energizer Holdings, Inc. 4.375% 2029[2]	210	218
	Energy Transfer Operating, LP 5.00% 2050	3,337	3,617
	Energy Transfer Partners, LP 4.20% 2027	110	121
	Energy Transfer Partners, LP 6.00% 2048	70	83
	Energy Transfer Partners, LP 6.25% 2049	910	1,101
	Engie Energia Chile SA 3.40% 2030[2]	547	593
	EnLink Midstream Partners, LLC 5.625% 2028[2]	135	138
	ENN Energy Holdings Ltd. 2.625% 2030[2]	2,982	3,001
	Entergy Corp. 0.90% 2025	750	750
	Entergy Texas, Inc. 1.75% 2031	525	527
	Enterprise Products Operating LLC 2.80% 2030	377	409
	EQM Midstream Partners, LP 6.50% 2027[2]	340	383
	EQT Corp. 8.75% 2030	105	128
	Equinix, Inc. 1.80% 2027	1,145	1,180
	Equinix, Inc. 2.15% 2030	9,390	9,566
	Equinor ASA 1.75% 2026	462	485
	Equinor ASA 2.375% 2030	928	994
	Equinor ASA 3.70% 2050	1,441	1,740
	Essex Portfolio LP 3.50% 2025	2,835	3,143
	Essex Portfolio LP 3.375% 2026	885	994
	European Investment Bank 2.25% 2022	700	717
	Exelon Corp. 3.40% 2026	1,465	1,651
	Exelon Corp., junior subordinated, 3.497% 2022[1]	525	546
	Export-Import Bank of India 3.25% 2030	3,489	3,741
	Extraction Oil & Gas, Inc. 5.625% 2026[2,7]	425	78
	Exxon Mobil Corp. 3.482% 2030	4,170	4,860
	Fannie Mae, Series 2012-M17, Class A2, Multi Family, 2.184% 2022[4]	1,159	1,188
	Fannie Mae Pool #MA2754 3.00% 2026[4]	155	163
	Fannie Mae Pool #AB4281 3.00% 2027[4]	23	24
	Fannie Mae Pool #MA4228 1.50% 2036[4]	6,429	6,618
	Fannie Mae Pool #AP7888 3.50% 2042[4]	527	576
	Fannie Mae Pool #AO4151 3.50% 2042[4]	205	222
	Fannie Mae Pool #AQ0770 3.50% 2042[4]	177	195
	FEL Energy VI SARL 5.75% 2040[2]	200	213
	First Quantum Minerals Ltd. 7.25% 2023[2]	665	686
	First Quantum Minerals Ltd. 7.50% 2025[2]	895	933

188     American Funds Insurance Series

Capital World Bond Fund (formerly Global Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars	First Quantum Minerals Ltd. 6.875% 2026[2]	$325	$339
(continued)	First Quantum Minerals Ltd. 6.875% 2027[2]	440	478
	FirstEnergy Corp. 3.90% 2027 (4.40% on 1/16/2021)[1]	1,800	1,986
	FirstEnergy Corp. 3.40% 2050	240	231
	Ford Motor Credit Co. 3.81% 2024	800	821
	Ford Motor Credit Co. 5.125% 2025	1,035	1,127
	Ford Motor Credit Co. 4.00% 2030	125	132
	France Télécom 9.00% 2031[1]	2,434	4,005
	Freddie Mac Pool #ZS8588 3.00% 2030[4]	93	97
	Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[4]	8	7
	Freddie Mac Pool #SB8083 1.50% 2036[4]	252	260
	Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[4]	33	31
	Freddie Mac Pool #SI2002 4.00% 2048[4]	3,151	3,373
	Freddie Mac Pool #2B7343 3.711% 2049[4,6]	2,053	2,146
	Freedom Mortgage Corp. 7.625% 2026[2]	225	238
	Freeport-McMoRan Inc. 3.875% 2023	75	78
	Freeport-McMoRan Inc. 4.25% 2030	275	297
	Fresnillo PLC 4.25% 2050[2]	973	1,070
	Frontier Communications Corp. 11.00% 2025[7]	1,515	798
	Frontier Communications Corp. 5.875% 2027[2]	125	135
	Frontier Communications Corp. 5.00% 2028[2]	125	131
	Frontier Communications Corp. 6.75% 2029[2]	125	134
	FS Energy and Power Fund 7.50% 2023[2]	525	505
	FXI Holdings, Inc. 7.875% 2024[2]	246	248
	FXI Holdings, Inc. 12.25% 2026[2]	652	744
	General Mills, Inc. 3.20% 2021	455	459
	General Motors Company 6.125% 2025	117	142
	General Motors Financial Co. 5.20% 2023	1,190	1,305
	Genesis Energy, LP 8.00% 2027	205	204
	Global Payments Inc. 2.90% 2030	683	743
	Gogo Inc. 9.875% 2024[2]	985	1,057
	Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[1]	1,200	1,247
	Goldman Sachs Group, Inc. 3.50% 2025	5,111	5,688
	GPC Merger Sub Inc. 7.125% 2028[2]	210	232
	GrafTech Finance Inc. 4.625% 2028[2]	25	25
	Groupe BPCE SA 5.70% 2023[2]	1,800	2,038
	Grupo Energia Bogota SA ESP 4.875% 2030[2]	660	778
	H.J. Heinz Co. 3.875% 2027[2]	300	324
	Halliburton Company 3.80% 2025	54	61
	Hanesbrands Inc. 4.625% 2024[2]	85	89
	Hanesbrands Inc. 5.375% 2025[2]	86	91
	Hanesbrands Inc. 4.875% 2026[2]	350	381
	Harsco Corp. 5.75% 2027[2]	210	222
	Harvest Midstream I, LP 7.50% 2028[2]	100	107
	HCA Inc. 5.875% 2023	145	160
	HCA Inc. 5.375% 2025	55	62
	HCA Inc. 5.625% 2028	190	225
	HCA Inc. 3.50% 2030	100	106
	HCA Inc. 5.25% 2049	170	225
	Hess Midstream Partners LP 5.125% 2028[2]	140	146
	Hexion Inc. 7.875% 2027[2]	370	397
	Hilton Worldwide Holdings Inc. 4.00% 2031[2]	130	137
	Howard Hughes Corp. 5.375% 2028[2]	435	469
	Howmet Aerospace Inc. 6.875% 2025	190	224
	HSBC Holdings PLC 3.033% 2023 (3-month USD-LIBOR + 0.923% on 11/12/2022)[1]	430	452
	HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[1]	305	325
	HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[1]	4,172	4,759
	HSBC Holdings PLC 2.357% 2031 (USD-SOFR + 1.947% on 8/18/2030)[1]	1,032	1,068
	HSBC Holdings PLC 2.848% 2031 (USD-SOFR + 2.387% on 6/4/2030)[1]	6,000	6,453
	Humana Inc. 3.85% 2024	1,000	1,108
	Hyundai Capital America 3.25% 2022[2]	250	260
	Hyundai Capital America 2.375% 2027[2]	1,284	1,348

American Funds Insurance Series     189

Capital World Bond Fund (formerly Global Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars	Hyundai Capital Services Inc. 3.75% 2023[2]	$2,450	$2,606
(continued)	Imperial Tobacco Finance PLC 3.50% 2023[2]	2,000	2,095
	Indonesia (Republic of) 3.75% 2022	1,110	1,157
	Indonesia (Republic of) 4.75% 2026	3,500	4,100
	Indonesia (Republic of) 3.85% 2030	315	367
	International Game Technology PLC 6.50% 2025[2]	500	560
	International Game Technology PLC 5.25% 2029[2]	200	216
	International Paper Co. 7.30% 2039	600	963
	Interstate Power and Light Co. 2.30% 2030	1,275	1,350
	Intesa Sanpaolo SpA 5.017% 2024[2]	3,270	3,579
	Intuit Inc. 1.35% 2027	700	717
	Iraq (Republic of) 6.752% 2023[2]	545	534
	Iron Mountain Inc. 5.25% 2030[2]	290	314
	Iron Mountain Inc. 4.50% 2031[2]	280	294
	Israel (State of) 2.50% 2030	3,850	4,176
	Israel (State of) 2.75% 2030	1,135	1,253
	Israel (State of) 3.375% 2050	1,470	1,631
	Israel (State of) 3.875% 2050	1,265	1,524
	J2 Global, Inc. 4.625% 2030[2]	220	233
	Jaguar Land Rover PLC 7.75% 2025[2]	225	243
	Jaguar Land Rover PLC 5.875% 2028[2]	150	152
	Jordan (Hashemite Kingdom of) 5.75% 2027[2]	1,035	1,144
	Joseph T. Ryerson & Son, Inc. 8.50% 2028[2]	157	178
	JPMorgan Chase & Co. 1.045% 2026 (USD-SOFR + 0.80% on 11/19/2025)[1]	6,710	6,787
	KB Home 6.875% 2027	370	435
	Keurig Dr Pepper Inc. 4.597% 2028	2,740	3,339
	Keurig Dr Pepper Inc. 3.20% 2030	146	165
	Keurig Dr Pepper Inc. 5.085% 2048	1,075	1,521
	Kimberly-Clark Corp. 1.05% 2027	770	781
	Kimberly-Clark Corp. 3.10% 2030	110	127
	Kraft Heinz Company 3.95% 2025	235	259
	Kraft Heinz Company 4.375% 2046	825	893
	Kronos Acquisition Holdings Inc. 5.00% 2026[2]	95	99
	Kronos Acquisition Holdings Inc. 7.00% 2027[2]	45	47
	Kuwait (State of) 2.75% 2022[2]	3,550	3,655
	L3Harris Technologies, Inc. 1.80% 2031	950	968
	Lamar Media Corp. 3.75% 2028	210	216
	LBM Acquisition LLC 6.25% 2029[2]	50	52
	LD Holdings Group LLC 6.50% 2025[2]	220	232
	Liberty Global PLC 5.50% 2028[2]	250	264
	Ligado Networks LLC 15.50% 2023[2,8]	225	219
	Lima Metro Line 2 Finance Ltd. 5.875% 2034[2]	1,052	1,273
	Lima Metro Line 2 Finance Ltd. 5.875% 2034	721	872
	Lima Metro Line 2 Finance Ltd. 4.35% 2036[2]	630	700
	Live Nation Entertainment, Inc. 3.75% 2028[2]	50	51
	Lloyds Banking Group PLC 1.326% 2023 (UST Yield Curve Rate T Note Constant Maturity 1-year on 6/15/2022)[1]	1,825	1,846
	LPL Financial Holdings Inc. 4.625% 2027[2]	395	410
	LSB Industries, Inc. 9.625% 2023[2]	760	786
	LYB International Finance III, LLC 1.25% 2025	1,452	1,478
	Magna International Inc. 2.45% 2030	725	780
	Mallinckrodt PLC 10.00% 2025[2]	1,190	1,294
	MasTec, Inc. 4.50% 2028[2]	100	105
	Mattel, Inc. 6.75% 2025[2]	210	222
	MDC Partners Inc. 6.50% 2024[2]	470	477
	Medical Properties Trust, Inc. 3.50% 2031	450	465
	Medtronic, Inc. 3.50% 2025	1,091	1,225
	Methanex Corp. 5.125% 2027	350	381
	Methanex Corp. 5.65% 2044	240	258
	Mexico City Airport Trust 5.50% 2047	432	456
	MGM Growth Properties LLC 3.875% 2029[2]	100	102
	MGM Resorts International 7.75% 2022	200	213

190     American Funds Insurance Series

Capital World Bond Fund (formerly Global Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars	Microsoft Corp. 2.40% 2026	$2,688	$2,933
(continued)	Molina Healthcare, Inc. 5.375% 2022	1,200	1,273
	Molina Healthcare, Inc. 3.875% 2030[2]	75	81
	Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[1]	5,730	5,775
	Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)[1]	1,510	1,640
	Morocco (Kingdom of) 5.50% 2042	3,100	3,881
	MPLX LP 2.65% 2030	837	878
	MPLX LP 5.50% 2049	1,900	2,502
	MSCI Inc. 3.875% 2031[2]	410	434
	National CineMedia, LLC 5.875% 2028[2]	100	85
	National Financial Partners Corp. 6.875% 2028[2]	210	224
	Nationstar Mortgage Holdings Inc. 5.125% 2030[2]	230	241
	Navient Corp. 5.50% 2023	440	461
	Navient Corp. 5.875% 2024	600	639
	Navient Corp. 6.125% 2024	100	107
	NCL Corp. Ltd. 3.625% 2024[2]	345	328
	NCL Corp. Ltd. 5.875% 2026[2]	115	121
	Neon Holdings, Inc. 10.125% 2026[2]	200	219
	Nestlé Holdings, Inc. 0.625% 2026[2]	5,550	5,525
	Netflix, Inc. 4.875% 2030[2]	190	219
	New Fortress Energy Inc. 6.75% 2025[2]	103	109
	New York Life Global Funding 1.20% 2030[2]	2,725	2,645
	New York Life Insurance Company 3.75% 2050[2]	413	495
	Newcrest Finance Pty Ltd. 3.25% 2030[2]	909	1,005
	Newell Rubbermaid Inc. 4.70% 2026	100	110
	Newell Rubbermaid Inc. 5.875% 2036[1]	100	122
	Nexstar Broadcasting, Inc. 4.75% 2028[2]	215	225
	NGL Energy Partners LP 7.50% 2023	175	124
	Niagara Mohawk Power Corp. 3.508% 2024[2]	180	198
	Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2025[2]	225	231
	Nielsen Finance LLC and Nielsen Finance Co. 5.625% 2028[2]	210	229
	NIKE, Inc. 3.375% 2050	602	741
	Nissan Motor Co., Ltd. 3.043% 2023[2]	1,543	1,614
	Nissan Motor Co., Ltd. 3.522% 2025[2]	2,260	2,425
	Northriver Midstream Finance LP 5.625% 2026[2]	220	228
	Nouryon Holding BV 8.00% 2026[2]	210	224
	Nova Chemicals Corp. 5.25% 2027[2]	120	128
	Novartis Capital Corp. 1.75% 2025	460	483
	Novartis Capital Corp. 2.00% 2027	501	535
	Novartis Capital Corp. 2.20% 2030	1,060	1,139
	NRG Energy, Inc. 3.375% 2029[2]	225	231
	NRG Energy, Inc. 3.625% 2031[2]	225	232
	Occidental Petroleum Corp. 2.70% 2023	230	230
	Occidental Petroleum Corp. 5.875% 2025	240	256
	Occidental Petroleum Corp. 6.375% 2028	234	248
	Occidental Petroleum Corp. 6.125% 2031	155	166
	State of Ohio, Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2048	1,410	1,438
	ONEOK, Inc. 6.35% 2031	31	40
	ONEOK, Inc. 4.95% 2047	111	124
	ONEOK, Inc. 5.20% 2048	1,378	1,608
	ONEOK, Inc. 7.15% 2051	355	492
	Oracle Corp. 2.65% 2026	2,327	2,560
	Oracle Corp. 3.25% 2027	1,880	2,144
	Oracle Corp. 3.60% 2050	980	1,145
	OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2060[2,4,6]	621	636
	Oversea-Chinese Banking Corp. Ltd. 1.832% 2030 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.58% on 9/10/2025)[1,2]	1,416	1,440
	Owens & Minor, Inc. 4.375% 2024	425	437
	Owens & Minor, Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 4.655% 2025[5,6]	352	352
	Pacific Gas and Electric Co. 2.95% 2026	590	624
	Pacific Gas and Electric Co. 2.10% 2027	9,935	10,097

American Funds Insurance Series     191

Capital World Bond Fund (formerly Global Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars	Pacific Gas and Electric Co. 3.30% 2027	$659	$706
(continued)	Pacific Gas and Electric Co. 4.65% 2028	542	620
	Pacific Gas and Electric Co. 4.55% 2030	783	893
	Pacific Gas and Electric Co. 3.30% 2040	6,850	6,845
	Pacific Gas and Electric Co. 3.50% 2050	931	927
	Pakistan (Islamic Republic of) 5.50% 2021[2]	3,535	3,588
	Panama (Republic of) 3.75% 2026[2]	1,440	1,579
	Panama (Republic of) 3.16% 2030	3,730	4,138
	Panama (Republic of) 4.50% 2050	1,230	1,587
	Panama (Republic of) 4.50% 2056	1,465	1,893
	Panther BF Aggregator 2, LP 6.25% 2026[2]	55	59
	Panther BF Aggregator 2, LP 8.50% 2027[2]	200	218
	Par Pharmaceutical Inc. 7.50% 2027[2]	206	224
	Paraguay (Republic of) 4.625% 2023	947	1,020
	Paraguay (Republic of) 5.00% 2026	235	276
	Paraguay (Republic of) 4.70% 2027[2]	350	410
	Paraguay (Republic of) 5.60% 2048[2]	2,340	3,019
	Paraguay (Republic of) 5.40% 2050[2]	1,510	1,918
	PayPal Holdings, Inc. 2.30% 2030	541	580
	Peabody Energy Corp. 6.00% 2022[2]	225	165
	PennyMac Financial Services, Inc. 5.375% 2025[2]	210	222
	Peru (Republic of) 2.392% 2026	500	534
	Petrobras Global Finance Co. 6.75% 2050	1,370	1,704
	Petróleos Mexicanos 6.875% 2025[2]	1,340	1,471
	Petróleos Mexicanos 6.49% 2027	100	106
	Petróleos Mexicanos 6.35% 2048	723	657
	Petróleos Mexicanos 7.69% 2050	250	252
	Petróleos Mexicanos 6.95% 2060	201	189
	PETRONAS Capital Ltd. 3.50% 2030[2]	605	697
	PetSmart, Inc. 5.875% 2025[2]	790	813
	PetSmart, Inc. 8.875% 2025[2]	1,035	1,064
	PG&E Corp. 5.00% 2028	220	235
	PG&E Corp. 5.25% 2030	125	138
	Philip Morris International Inc. 2.10% 2030	634	662
	Philippines (Republic of) 1.648% 2031	1,637	1,662
	Pioneer Natural Resources Company 1.90% 2030	1,078	1,069
	Plains All American Pipeline, LP 3.80% 2030	352	379
	Poland (Republic of) 3.25% 2026	3,090	3,491
	Post Holdings, Inc. 4.625% 2030[2]	579	610
	PowerTeam Services, LLC 9.033% 2025[2]	100	111
	Prime Healthcare Services, Inc. 7.25% 2025[2]	140	149
	Prime Security Services Borrower, LLC 3.375% 2027[2]	160	159
	Procter & Gamble Company 3.00% 2030	338	390
	Progress Energy, Inc. 7.75% 2031	150	224
	PT Indonesia Asahan Aluminium Tbk 5.23% 2021[2]	555	577
	PT Indonesia Asahan Aluminium Tbk 5.45% 2030[2]	500	602
	PTT Exploration and Production PCL 2.587% 2027[2]	200	209
	Public Service Electric and Gas Co. 2.05% 2050	415	391
	Puget Energy, Inc. 6.00% 2021	1,023	1,059
	Puget Energy, Inc. 5.625% 2022	480	508
	Qatar (State of) 3.875% 2023[2]	475	511
	Qatar (State of) 3.40% 2025[2]	4,805	5,306
	Qatar (State of) 4.50% 2028[2]	3,205	3,889
	Qatar (State of) 5.103% 2048[2]	530	747
	Rabobank Nederland 4.625% 2023	2,180	2,431
	Radiology Partners, Inc. 9.25% 2028[2]	410	462
	Radiology Partners, Inc., Term Loan, (3-month USD-LIBOR + 4.25%) 4.476% 2025[5,6]	325	321
	Rattler Midstream Partners LP 5.625% 2025[2]	220	233
	Rayonier A.M. Products Inc. 7.625% 2026[2]	40	42
	Regeneron Pharmaceuticals, Inc. 1.75% 2030	1,014	1,000
	Reynolds American Inc. 4.45% 2025	2,115	2,409
	Rolls-Royce PLC 5.75% 2027[2]	220	244

192     American Funds Insurance Series

Capital World Bond Fund (formerly Global Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars	Roper Technologies, Inc. 1.00% 2025	$2,210	$2,238
(continued)	Royal Caribbean Cruises Ltd. 11.50% 2025[2]	95	111
	RP Escrow Issuer, LLC 5.25% 2025[2]	75	79
	Russian Federation 4.25% 2027	1,400	1,600
	Sabine Pass Liquefaction, LLC 4.50% 2030[2]	88	104
	Sabre GLBL Inc. 7.375% 2025[2]	210	228
	Sabre Holdings Corp. 5.25% 2023[2]	50	51
	Sabre Holdings Corp. 9.25% 2025[2]	125	149
	Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	640	659
	Sally Holdings LLC and Sally Capital Inc. 8.75% 2025[2]	283	315
	Santander Holdings USA, Inc. 3.244% 2026	3,750	4,095
	Saudi Arabia (Kingdom of) 2.894% 2022[2]	1,900	1,959
	Saudi Arabia (Kingdom of) 2.90% 2025	2,000	2,158
	Saudi Arabia (Kingdom of) 3.628% 2027[2]	1,900	2,137
	Saudi Arabia (Kingdom of) 3.625% 2028[2]	3,840	4,310
	Saudi Arabian Oil Co. 1.625% 2025[2]	430	441
	Scentre Group 3.50% 2025[2]	210	225
	Scentre Group 3.75% 2027[2]	110	119
	Schlumberger BV 4.00% 2025[2]	935	1,064
	Scientific Games Corp. 5.00% 2025[2]	539	557
	Scientific Games Corp. 8.25% 2026[2]	615	664
	Scientific Games Corp. 7.00% 2028[2]	100	108
	Scientific Games Corp. 7.25% 2029[2]	160	176
	Scripps Escrow II, Inc. 3.875% 2029[2]	50	52
	Service Properties Trust 5.50% 2027	85	93
	ServiceNow, Inc. 1.40% 2030	1,830	1,787
	Shell International Finance BV 3.25% 2050	1,000	1,135
	Shire PLC 2.40% 2021	1,072	1,086
	Sinclair Television Group, Inc. 5.125% 2027[2]	155	158
	Sinclair Television Group, Inc. 4.125% 2030[2]	230	236
	Six Flags Entertainment Corp. 4.875% 2024[2]	230	231
	Sizzling Platter LLC 8.50% 2025[2]	200	209
	Skandinaviska Enskilda Banken AB 2.625% 2021	2,250	2,261
	Skandinaviska Enskilda Banken AB 2.80% 2022	2,100	2,162
	SkyMiles IP Ltd. 4.75% 2028[2]	210	229
	Sotera Health Holdings LLC, Term Loan, (3-months USD-LIBOR + 4.50%) 5.50% 2026[5,6]	184	185
	Southern California Edison Co. 2.85% 2029	200	218
	Southwestern Energy Co. 6.45% 2025[1]	200	208
	Southwestern Energy Co. 8.375% 2028	60	65
	Springleaf Finance Corp. 6.125% 2024	650	711
	Sprint Corp. 7.625% 2026	180	224
	Sprint Corp. 6.875% 2028	725	957
	Sri Lanka (Democratic Socialist Republic of) 6.25% 2021	7,010	6,101
	Sri Lanka (Democratic Socialist Republic of) 5.75% 2022	3,700	2,902
	Sri Lanka (Democratic Socialist Republic of) 5.75% 2023	2,890	1,863
	State Grid Overseas Investment Ltd. 3.50% 2027[2]	5,600	6,232
	Statoil ASA 3.70% 2024	1,950	2,145
	Statoil ASA 4.25% 2041	1,000	1,257
	Stericycle, Inc. 3.875% 2029[2]	65	67
	Summit Materials, Inc. 6.50% 2027[2]	210	224
	Sunoco Logistics Operating Partners, LP 4.00% 2027	1,490	1,631
	Sunoco LP 5.50% 2026	210	216
	Sunoco LP 4.50% 2029[2]	220	229
	Surgery Center Holdings 10.00% 2027[2]	210	232
	Swiss Re Finance (Luxembourg) SA 5.00% 2049 (UST Yield Curve Rate T Note Constant Maturity 5-year + 3.582% on 4/2/2029)[1,2]	800	935
	Syneos Health, Inc. 3.625% 2029[2]	45	45
	Talen Energy Corp. 10.50% 2026[2]	105	94
	Talen Energy Corp. 7.25% 2027[2]	510	544
	Talen Energy Supply, LLC 7.625% 2028[2]	70	76
	Targa Resources Partners LP 5.875% 2026	125	133
	Targa Resources Partners LP 5.50% 2030	230	250

American Funds Insurance Series     193

Capital World Bond Fund (formerly Global Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars	Targa Resources Partners LP 4.875% 2031[2]	$90	$98
(continued)	Teekay Offshore Partners LP 8.50% 2023[2]	550	469
	TEGNA Inc. 4.75% 2026[2]	100	107
	Tencent Holdings Ltd. 3.24% 2050[2]	7,950	8,245
	Tencent Music Entertainment Group 2.00% 2030	610	607
	Tenet Healthcare Corp. 4.875% 2026[2]	865	906
	Teva Pharmaceutical Finance Co. BV 2.20% 2021	71	71
	Teva Pharmaceutical Finance Co. BV 2.80% 2023	4,361	4,325
	Teva Pharmaceutical Finance Co. BV 6.00% 2024	4,600	4,887
	Teva Pharmaceutical Finance Co. BV 7.125% 2025	3,910	4,329
	Teva Pharmaceutical Finance Co. BV 3.15% 2026	2,900	2,793
	State of Texas, Grand Parkway Transportation Corp.,
	Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052	1,780	1,863
	The Home Company Inc. 7.25% 2025[2]	290	299
	Thermo Fisher Scientific Inc. 4.133% 2025	1,170	1,331
	T-Mobile US, Inc. 3.875% 2030[2]	2,925	3,391
	T-Mobile US, Inc. 2.55% 2031[2]	9,390	9,872
	Toronto-Dominion Bank 1.15% 2025	7,000	7,151
	Total Capital International 3.127% 2050	3,283	3,562
	Total Play Telecomunicaciones, SA de CV 7.50% 2025[2]	230	230
	Toyota Motor Credit Corp. 2.90% 2023	1,360	1,439
	Toyota Motor Credit Corp. 1.80% 2025	8,000	8,392
	Toyota Motor Credit Corp. 3.00% 2025	1,360	1,496
	Toyota Motor Credit Corp. 3.375% 2030	453	530
	TransCanada PipeLines Ltd. 4.10% 2030	1,342	1,587
	TransDigm Inc. 6.50% 2024	25	25
	TransDigm Inc. 6.25% 2026[2]	204	218
	TransDigm Inc. 5.50% 2027	220	232
	Transocean Guardian Ltd. 5.875% 2024[2]	43	36
	Transocean Inc. 6.125% 2025[2]	94	89
	Transocean Poseidon Ltd. 6.875% 2027[2]	130	119
	Travelport Finance Luxembourg SARL, Term Loan, (3-month USD-LIBOR + 5.00%) 5.254% 2026[5,6]	73	51
	TreeHouse Foods, Inc. 4.00% 2028	50	52
	Trilogy International Partners, LLC 8.875% 2022[2]	1,585	1,533
	Trivium Packaging BV 8.50% 2027[2]	200	219
	Tronox Ltd. 6.50% 2026[2]	375	391
	Turkey (Republic of) 6.25% 2022	1,880	1,971
	Turkey (Republic of) 5.75% 2024	2,500	2,638
	Turkey (Republic of) 6.35% 2024	2,220	2,388
	U.S. Treasury 0.125% 2022	12,340	12,341
	U.S. Treasury 2.625% 2023	6,900	7,270
	U.S. Treasury 1.875% 2024	4,515	4,787
	U.S. Treasury 2.75% 2025	10,140	11,245
	U.S. Treasury 2.875% 2025	5,400	6,063
	U.S. Treasury 0.625% 2030	11,600	11,338
	U.S. Treasury 1.125% 2040	9,170	8,704
	U.S. Treasury 2.75% 2047[9]	1,625	2,040
	U.S. Treasury 3.00% 2048	5,045	6,637
	U.S. Treasury 1.25% 2050[9]	12,900	11,700
	U.S. Treasury 2.00% 2050[9]	8,100	8,796
	U.S. Treasury Inflation-Protected Security 0.125% 2021[3]	3,340	3,352
	U.S. Treasury Inflation-Protected Security 1.125% 2021[3]	3,321	3,322
	U.S. Treasury Inflation-Protected Security 0.125% 2030[3,9]	14,594	16,279
	U.S. Treasury Inflation-Protected Security 0.75% 2042[3]	720	918
	U.S. Treasury Inflation-Protected Security 0.625% 2043[3]	1,359	1,697
	U.S. Treasury Inflation-Protected Security 1.375% 2044[3]	5,921	8,540
	U.S. Treasury Inflation-Protected Security 1.00% 2049[3,9]	5,381	7,588
	U.S. Treasury Inflation-Protected Security 0.25% 2050[3,9]	5,672	6,756
	Uber Technologies, Inc. 8.00% 2026[2]	300	327
	UBS Group AG 1.008% 2024 (UST Yield Curve Rate T Note Constant Maturity 5-year + 0.83% on 7/30/2023)[1,2]	1,950	1,970

194     American Funds Insurance Series

Capital World Bond Fund (formerly Global Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)	Ultimate Software Group Inc., Term Loan, (3-month USD-LIBOR + 4.00%) 4.75% 2026[5,6]	$319	$321
	UniCredit SpA 3.75% 2022[2]	1,750	1,814
	UniCredit SpA 4.625% 2027[2]	6,805	7,749
	Uniform Mortgage-Backed Security 1.50% 2036[4,10]	19,656	20,196
	Uniform Mortgage-Backed Security 2.00% 2051[4,10]	5,652	5,851
	Uniform Mortgage-Backed Security 2.00% 2051[4,10]	4,350	4,510
	Unisys Corp. 6.875% 2027[2]	50	55
	United Airlines Holdings, Inc. 6.50% 2027[2]	290	312
	United Mexican States 3.90% 2025	1,080	1,213
	United Mexican States 3.25% 2030	2,685	2,906
	United Mexican States 2.659% 2031	1,822	1,869
	United Mexican States 4.75% 2032	950	1,146
	United Mexican States 5.00% 2051	890	1,111
	United Natural Foods, Inc. 6.75% 2028[2]	175	183
	United Rentals, Inc. 3.875% 2031	50	53
	United Technologies Corp. 4.125% 2028	1,900	2,266
	Univision Communications Inc. 6.625% 2027[2]	220	237
	Upjohn Inc. 2.30% 2027[2]	794	846
	Upjohn Inc. 3.85% 2040[2]	970	1,095
	Uruguay (Oriental Republic of) 4.375% 2031	600	737
	Vale Overseas Ltd. 3.75% 2030	1,873	2,086
	Valeant Pharmaceuticals International, Inc. 6.125% 2025[2]	800	825
	Valvoline Inc. 4.375% 2025	90	93
	Valvoline Inc. 3.625% 2031[2]	210	216
	Venator Materials Corp. 5.75% 2025[2]	620	581
	Venator Materials Corp. 9.50% 2025[2]	420	460
	Veritas Holdings Ltd. 7.50% 2023[2]	440	442
	Veritas Holdings Ltd. 10.50% 2024[2]	200	204
	Veritas Holdings Ltd. 7.50% 2025[2]	285	293
	Verizon Communications Inc. 0.85% 2025	4,480	4,516
	Verizon Communications Inc. 3.15% 2030	575	645
	Vertical U.S. Newco Inc. 5.25% 2027[2]	225	239
	VICI Properties LP 4.25% 2026[2]	175	182
	VICI Properties LP 4.625% 2029[2]	45	48
	VICI Properties LP / VICI Note Co. Inc. 3.50% 2025[2]	110	113
	VICI Properties LP / VICI Note Co. Inc. 4.125% 2030[2]	250	264
	Vine Oil & Gas LP 8.75% 2023[2]	175	140
	Virgin Media O2 4.25% 2031[2]	275	282
	Volkswagen Group of America Finance, LLC 4.00% 2021[2]	1,900	1,959
	Volkswagen Group of America Finance, LLC 4.625% 2025[2]	1,280	1,493
	Walt Disney Company 2.65% 2031	5,520	6,053
	Warner Music Group 3.875% 2030[2]	210	224
	WEA Finance LLC 3.75% 2024[2]	535	565
	Wells Fargo & Company 2.393% 2028 (USD-SOFR + 2.10% on 6/2/2027)[1]	11,775	12,542
	WESCO Distribution, Inc. 7.125% 2025[2]	195	215
	WESCO Distribution, Inc. 7.25% 2028[2]	215	245
	Western Gas Partners LP 4.50% 2028	230	239
	Western Global Airlines LLC 10.375% 2025[2]	80	89
	Western Midstream Operating, LP 4.10% 2025[1]	155	160
	Western Midstream Operating, LP 4.75% 2028	70	73
	Westfield Corp. Ltd. 3.15% 2022[2]	245	249
	Westpac Banking Corp. 2.894% 2030 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.35% on 2/4/2025)[1]	2,900	3,041
	Williams Companies, Inc. 3.50% 2030	1,024	1,161
	Williams Partners LP 4.30% 2024	820	905
	Wyndham Worldwide Corp. 4.375% 2028[2]	230	239
	Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[2]	228	232
	Wynn Macau, Ltd. 5.625% 2028[2]	200	210
	Wynn Resorts Ltd. 7.75% 2025[2]	180	195
	Xcel Energy Inc. 3.35% 2026	2,581	2,914
	Xerox Corp. 5.50% 2028[2]	450	478
	Ziggo Bond Co. BV 5.125% 2030[2]	200	211

American Funds Insurance Series     195

Capital World Bond Fund (formerly Global Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars	Ziggo Bond Finance BV 5.50% 2027[2]	$412	$431
(continued)	Ziggo Bond Finance BV 4.875% 2030[2]	100	105
	Zimmer Holdings, Inc. 3.15% 2022	790	813
			924,718
	Total bonds, notes & other debt instruments (cost: $2,015,926,000)		2,189,999

Common stocks 0.08%		Shares
U.S. dollars	Associated Materials Group Inc.[11,12,13]	174,911	1,098
0.08%	Oasis Petroleum Inc.[13]	8,735	324
	Weatherford International[13]	29,931	180
	Tribune Resources, LLC[11,12,13]	158,988	145
	ACR III LSC Holdings LLC[11,12,13]	49	74
	Advanz Pharma Corp. Ltd.[13,14]	9,130	40
	Advanz Pharma Corp. Ltd.[13]	6,028	27
	McDermott International, Inc.[13]	4,287	3
	Jonah Energy Parent LLC[11,12,13]	130	2
	Sable Permian Resources, LLC, units[11,12,13]	2,905,980	—	[15]
	Total common stocks (cost: $4,556,000)		1,893

Rights & warrants 0.00%
U.S. dollars	Tribune Resources, LLC, Class A, warrants, expire 2023[11,12,13]	53,128	—	[15]
0.00%	Tribune Resources, LLC, Class B, warrants, expire 2023[11,12,13]	41,322	—	[15]
	Tribune Resources, LLC, Class C, warrants, expire 2023[11,12,13]	39,060	—	[15]
	Total rights & warrants (cost: $8,000)		—	[15]

Short-term securities 6.44%
Money market investments 6.28%
	Capital Group Central Cash Fund 0.12%[16,17]	1,470,026	147,017

		Principal amount (000)
Bills & notes of governments outside the U.S. 0.16%
	Greek Treasury Bill 0.13% due 1/4/2021	€3,000	3,665
	Total short-term securities (cost: $150,388,000)		150,682
	Total investment securities 100.16% (cost: $2,170,878,000)		2,342,574
	Other assets less liabilities (0.16)%		(3,829)
	Net assets 100.00%		$2,338,745

Futures contracts

						Unrealized
						appreciation
				Notional	Value at	(depreciation)
		Number of		amount[18]	12/31/2020[19]	at 12/31/2020
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
5 Year U.S. Treasury Note Futures	Long	53	April 2021	$5,300	$6,687	$14
10 Year Japanese Government Bond Futures	Long	1	March 2021	¥100,000	1,471	(1)
10 Year Ultra U.S. Treasury Note Futures	Short	256	March 2021	$(25,600)	(40,028)	88

196     American Funds Insurance Series

Capital World Bond Fund (formerly Global Bond Fund) (continued)

Futures contracts (continued)

						Unrealized
						appreciation
				Notional	Value at	(depreciation)
		Number of		amount[18]	12/31/2020[19]	at 12/31/2020
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
10 Year U.S. Treasury Note Futures	Short	363	March 2021	(36,300)	$(50,122)	$(53)
30 Year Euro-Buxl Futures	Long	50	March 2021	€5,000	13,758	206
30 Year Ultra U.S. Treasury Bond Futures	Long	75	March 2021	$7,500	16,017	(101)
						$153

Forward currency contracts

Contract amount				Unrealized appreciation (depreciation)
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 12/31/2020 (000)
AUD1,830	USD1,338	Bank of New York Mellon	1/6/2021	$73
USD1,384	AUD1,830	HSBC Bank	1/6/2021	(27)
USD7,916	NZD11,400	Bank of America	1/6/2021	(287)
EUR5,320	USD6,419	Bank of America	1/7/2021	81
EUR2,080	USD2,519	HSBC Bank	1/7/2021	23
USD4,624	EUR3,790	Citibank	1/7/2021	(7)
JPY11,212,630	USD107,405	Goldman Sachs	1/8/2021	1,198
EUR74,298	USD89,863	JPMorgan Chase	1/8/2021	924
CAD16,330	USD12,628	Standard Chartered Bank	1/8/2021	202
SEK23,400	USD2,746	Bank of America	1/8/2021	99
MXN220,660	USD10,980	HSBC Bank	1/8/2021	98
AUD1,260	USD928	HSBC Bank	1/8/2021	44
NOK10,500	USD1,188	Bank of New York Mellon	1/8/2021	36
CHF800	USD894	Bank of America	1/8/2021	10
CZK181,540	EUR6,914	HSBC Bank	1/8/2021	5
EUR10,116	DKK75,300	Bank of New York Mellon	1/8/2021	(2)
USD2,299	EUR1,890	Citibank	1/8/2021	(11)
PLN12,600	USD3,397	Citibank	1/8/2021	(24)
USD2,283	MXN46,000	Goldman Sachs	1/8/2021	(26)
USD1,861	AUD2,460	HSBC Bank	1/8/2021	(36)
USD984	ZAR15,210	Bank of America	1/8/2021	(49)
USD2,623	GBP1,970	Citibank	1/8/2021	(71)
USD6,270	CZK136,930	Citibank	1/8/2021	(106)
USD12,699	CAD16,330	Goldman Sachs	1/8/2021	(130)
USD17,096	ILS56,300	Citibank	1/8/2021	(427)
USD15,021	AUD20,170	UBS AG	1/8/2021	(531)
CNH137,510	USD21,027	UBS AG	1/12/2021	102
USD2,914	THB88,000	Citibank	1/12/2021	(24)
JPY1,485,880	USD14,244	HSBC Bank	1/14/2021	149
COP4,735,500	USD1,368	Citibank	1/14/2021	19
KRW28,454,610	USD26,193	Citibank	1/14/2021	7
USD2,244	IDR31,688,220	Standard Chartered Bank	1/14/2021	(8)
USD3,313	INR244,900	HSBC Bank	1/14/2021	(34)
USD1,765	CLP1,302,100	Citibank	1/14/2021	(67)
USD6,914	KRW7,636,890	Citibank	1/14/2021	(117)
USD5,644	DKK34,570	Goldman Sachs	1/19/2021	(34)
USD10,438	NZD14,740	Goldman Sachs	1/21/2021	(169)
CAD13,240	USD10,150	Citibank	1/29/2021	253
CAD13,190	USD10,114	Bank of America	1/29/2021	249
MXN76,040	USD3,645	Goldman Sachs	1/29/2021	163
USD2,093	ZAR30,700	UBS AG	1/29/2021	13
EUR5,779	DKK43,000	Citibank	1/29/2021	2
EUR722	DKK5,372	Goldman Sachs	1/29/2021	— [15]

American Funds Insurance Series     197

Capital World Bond Fund (formerly Global Bond Fund) (continued)

Forward currency contracts (continued)

Contract amount				Unrealized appreciation (depreciation)
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 12/31/2020 (000)
EUR722	DKK5,372	Citibank	1/29/2021	$— [15]
EUR14,020	DKK104,345	Citibank	1/29/2021	— [15]
USD1,769	ZAR29,280	Bank of America	1/29/2021	(215)
USD7,227	MXN155,490	Morgan Stanley	1/29/2021	(560)
USD19,929	CAD26,430	Citibank	1/29/2021	(837)
CAD17,000	USD13,128	UBS AG	2/10/2021	230
RUB422,320	USD5,511	Goldman Sachs	2/10/2021	175
				$356

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2020 (000)	Upfront premium paid (000)	Unrealized depreciation at 12/31/2020 (000)
0.0079%	6-month JPY-LIBOR	4/8/2030	¥1,620,000	$(32)	$32	$(64)

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 12/31/2020 (000)	Upfront premium paid (000)	Unrealized depreciation at 12/31/2020 (000)
CDX.EM.34	1.00%/Quarterly	12/20/2025	$25,000	$602	$1,300	$(698)

Centrally cleared credit default swaps on credit indices — sell protection

Receive/ Payment frequency	Pay	Expiration date	Notional (000)	Value at 12/31/2020 (000)	Upfront premium paid (000)	Unrealized appreciation at 12/31/2020 (000)
1.00%/Quarterly	CDX.NA.IG.35	12/20/2025	$13,090	$321	$290	$31

Investments in affiliates17

	Value of affiliate at 1/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 12/31/2020 (000)	Dividend income (000)
Short-term securities 6.29%
Money market investments 6.29%
Capital Group Central Cash Fund 0.12%[16]	$77,745	$900,757	$831,352	$35	$(168)	$147,017	$477

198     American Funds Insurance Series

Capital World Bond Fund (formerly Global Bond Fund) (continued)

[1]	Step bond; coupon rate may change at a later date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $282,947,000, which represented 12.10% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $2,635,000, which represented. 11% of the net assets of the fund.
[6]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[7]	Scheduled interest and/or principal payment was not received.
[8]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[9]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $4,515,000, which represented .19% of the net assets of the fund.
[10]	Purchased on a TBA basis.
[11]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,319,000, which represented .06% of the net assets of the fund.
[12]	Value determined using significant unobservable inputs.
[13]	Security did not produce income during the last 12 months.
[14]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[15]	Amount less than one thousand.
[16]	Rate represents the seven-day yield at 12/31/2020.
[17]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[18]	Notional amount is calculated based on the number of contracts and notional contract size.
[19]	Value is calculated based on the notional amount and current market price.

Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Advanz Pharma Corp. Ltd.	8/31/2018	$116	$40	.00%

Key to abbreviations and symbols

AUD/A$= Australian dollars	MXN = Mexican pesos
BRL = Brazilian reais	MYR = Malaysian ringgits
CAD/C$= Canadian dollars	NOK/NKr = Norwegian kroner
CHF = Swiss francs	NZD/NZ$= New Zealand dollars
CLP = Chilean pesos	PEN = Peruvian nuevos soles
CNH/CNY = Chinese yuan renminbi	PLN = Polish zloty
COP = Colombian pesos	Ref. = Refunding
CZK = Czech korunas	Rev. = Revenue
DKK/DKr = Danish kroner	RON = Romanian leu
DOP = Dominican pesos	RUB = Russian rubles
EUR/€ = Euros	S$= Singapore dollars
EURIBOR = Euro Interbank Offered Rate	SEK = Swedish kronor
GBP/£ = British pounds	SOFR = Secured Overnight Financing Rate
IDR = Indonesian rupiah	TBA = To-be-announced
ILS = Israeli shekels	THB = Thai baht
INR = Indian rupees	UAH = Ukrainian hryvnia
JPY/¥ = Japanese yen	USD/$ = U.S. dollars
KRW = South Korean won	ZAR = South African rand
LIBOR = London Interbank Offered Rate

See notes to financial statements.

American Funds Insurance Series     199

High-Income Bond Fund

Investment portfolio December 31, 2020

Bonds, notes & other debt instruments 89.34%		Principal amount (000)	Value (000)
Corporate bonds, notes & loans 89.33%
Communication	Brightstar Escrow Corp. 9.75% 2025[1]	$575	$616
services	Cars.com Inc. 6.375% 2028[1]	625	665
13.43%	CCO Holdings LLC and CCO Holdings Capital Corp. 4.00% 2023[1]	1,155	1,164
	CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 2026[1]	263	273
	CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[1]	3,182	3,287
	CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 2028[1]	96	102
	CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2029[1]	24	26
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2030[1]	304	323
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[1]	787	850
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2031[1]	4,535	4,785
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2032[1]	2,549	2,725
	CenturyLink, Inc. 6.75% 2023	2,235	2,493
	CenturyLink, Inc. 7.50% 2024	583	661
	CenturyLink, Inc. 5.125% 2026[1]	2,069	2,188
	CenturyLink, Inc. 4.00% 2027[1]	134	139
	Clear Channel Worldwide Holdings, Inc. 9.25% 2024	561	569
	Diamond Sports Group LLC 5.375% 2026[1]	993	809
	Diamond Sports Group LLC 6.625% 2027[1]	1,155	700
	Discovery Communications, Inc. 4.65% 2050	442	553
	Embarq Corp. 7.995% 2036	927	1,145
	Epicor Software Corp., Term Loan, (3-month USD-LIBOR + 4.25%) 5.25% 2027[2,3]	75	75
	Epicor Software Corp., Term Loan, (3-month USD-LIBOR + 7.75%) 8.75% 2028[2,3]	525	549
	Front Range BidCo, Inc. 6.125% 2028[1]	1,089	1,153
	Frontier Communications Corp. 10.50% 2022[4]	4,500	2,356
	Frontier Communications Corp. 5.875% 2027[1]	1,550	1,679
	Frontier Communications Corp. 5.00% 2028[1]	3,500	3,655
	Frontier Communications Corp. 6.75% 2029[1]	1,675	1,795
	Gogo Inc. 9.875% 2024[1]	10,414	11,170
	Gray Television, Inc. 7.00% 2027[1]	808	886
	iHeartCommunications, Inc. 5.25% 2027[1]	1,235	1,296
	Inmarsat PLC 6.75% 2026[1]	1,475	1,591
	Intelsat Jackson Holding Co. 8.00% 2024[1]	1,675	1,718
	Intelsat Jackson Holding Co. 8.50% 2024[1,4]	3,175	2,278
	Intelsat Jackson Holding Co., Term Loan, (3-month USD-LIBOR + 5.50%) 6.50% 2021[2,3]	1,212	1,241
	Intelsat Jackson Holding Co., Term Loan, 6.625% 2024[2]	3,900	3,976
	Lamar Media Corp. 3.75% 2028	61	63
	Lamar Media Corp. 4.875% 2029	300	320
	Lamar Media Corp. 4.00% 2030	260	270
	Liberty Global PLC 5.50% 2028[1]	656	693
	Ligado Networks LLC 15.50% 2023[1,5]	1,750	1,706
	Live Nation Entertainment, Inc. 3.75% 2028[1]	450	456
	Match Group, Inc. 4.625% 2028[1]	1,100	1,155
	MDC Partners Inc. 6.50% 2024[1]	5,170	5,249
	Meredith Corp. 6.875% 2026	2,239	2,187
	National CineMedia, LLC 5.875% 2028[1]	250	213
	Netflix, Inc. 5.375% 2021	1,300	1,307
	Netflix, Inc. 4.875% 2028	360	407
	Netflix, Inc. 4.875% 2030[1]	174	200
	Nexstar Broadcasting, Inc. 4.75% 2028[1]	2,500	2,620
	Nexstar Escrow Corp. 5.625% 2027[1]	289	310
	Numericable Group SA 7.375% 2026[1]	1,049	1,105
	Qwest Capital Funding, Inc. 6.875% 2028	660	705
	Scripps Escrow II, Inc. 3.875% 2029[1]	1,125	1,175
	Sinclair Television Group, Inc. 5.125% 2027[1]	345	352
	Sinclair Television Group, Inc. 4.125% 2030[1]	1,800	1,847
	Sirius XM Radio Inc. 4.625% 2024[1]	74	77
	Sirius XM Radio Inc. 4.125% 2030[1]	345	368
	Sprint Corp. 11.50% 2021	987	1,073
	Sprint Corp. 7.625% 2026	2,000	2,485
	Sprint Corp. 6.875% 2028	3,671	4,847
	Sprint Corp. 8.75% 2032	2,440	3,866

200    American Funds Insurance Series

High-Income Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication	TEGNA Inc. 4.75% 2026[1]	$850	$909
services	TEGNA Inc. 4.625% 2028[1]	635	650
(continued)	TEGNA Inc. 5.00% 2029	716	757
	T-Mobile US, Inc. 3.875% 2030[1]	292	339
	T-Mobile US, Inc. 4.50% 2050[1]	379	468
	Total Play Telecomunicaciones, SA de CV 7.50% 2025[1]	725	725
	Trilogy International Partners, LLC 8.875% 2022[1]	4,500	4,353
	Uniti Group LP / Uniti Fiber Holdings Inc. / CSL Capital LLC 7.875% 2025[1]	75	81
	Univision Communications Inc. 5.125% 2025[1]	3,195	3,225
	Univision Communications Inc. 6.625% 2027[1]	3,050	3,281
	Virgin Media O2 4.25% 2031[1]	1,925	1,971
	Virgin Media Secured Finance PLC 4.50% 2030[1]	790	826
	Vodafone Group PLC 7.00% 2079 (5-year USD Swap + 4.873% on 4/4/2029)[6]	105	131
	Warner Music Group 5.50% 2026[1]	228	236
	Warner Music Group 3.875% 2030[1]	850	905
	Ziggo Bond Co. BV 5.125% 2030[1]	419	443
	Ziggo Bond Finance BV 5.50% 2027[1]	1,491	1,559
	Ziggo Bond Finance BV 4.875% 2030[1]	1,075	1,132
			116,538

Energy	American Energy-Permian Basin, LLC / AEPB Finance Corp. 12.00% 2024[1,4]	1,934	14
12.44%	Antero Resources Corp. 5.375% 2024	875	855
	Antero Resources Corp. 7.875% 2026[1]	92	95
	Apache Corp. 4.625% 2025	770	809
	Apache Corp. 4.875% 2027	1,360	1,444
	Apache Corp. 4.375% 2028	791	825
	Apache Corp. 6.00% 2037	165	183
	Apache Corp. 5.10% 2040	795	854
	Apache Corp. 4.75% 2043	295	306
	Ascent Resources - Utica LLC 7.00% 2026[1]	765	734
	Ascent Resources - Utica LLC 9.00% 2027[1]	120	134
	Ascent Resources - Utica LLC 8.25% 2028[1]	271	271
	Ascent Resources - Utica LLC, Term Loan, (3-month USD-LIBOR + 9.00%) 9.233% 2025[1,2,3]	228	249
	Blue Racer Midstream LLC and Blue Racer Finance Corp. 6.125% 2022[1]	1,300	1,303
	Blue Racer Midstream LLC and Blue Racer Finance Corp. 7.625% 2025[1]	871	930
	Carrizo Oil & Gas Inc. 6.25% 2023	750	478
	Cenovus Energy Inc. 5.375% 2025	755	852
	Cenovus Energy Inc. 6.75% 2039	125	165
	Cenovus Energy Inc. 5.40% 2047	400	470
	Centennial Resource Production, LLC 6.875% 2027[1]	465	335
	Cheniere Energy Partners, LP 5.625% 2026	1,146	1,197
	Cheniere Energy Partners, LP 4.50% 2029	583	618
	Cheniere Energy, Inc. 7.00% 2024	319	373
	Cheniere Energy, Inc. 5.875% 2025	495	576
	Cheniere Energy, Inc. 4.625% 2028[1]	5,055	5,314
	Chesapeake Energy Corp. 4.875% 2022[4]	4,300	215
	Chesapeake Energy Corp. 11.50% 2025[1,4]	2,824	498
	Chesapeake Energy Corp., Term Loan, (3-month USD-LIBOR + 8.00%) 8.223% 2024[2,3,4]	2,627	2,154
	CITGO Petroleum Corp. 7.00% 2025[1]	500	500
	CNX Resources Corp. 7.25% 2027[1]	935	1,002
	CNX Resources Corp. 6.00% 2029[1]	1,345	1,380
	Comstock Resources, Inc. 9.75% 2026	1,363	1,464
	Constellation Oil Services Holding SA 10.00% 2024 (100% PIK)[1,5]	7,784	2,219
	Continental Resources Inc. 5.75% 2031[1]	655	728
	Convey Park Energy LLC 7.50% 2025[1]	417	423
	DCP Midstream LP 7.375% 2049 (3-month USD-LIBOR + 5.148% on 12/15/2022)[6]	270	225
	DCP Midstream Operating LP 4.95% 2022	1,072	1,108

American Funds Insurance Series    201

High-Income Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy	Diamond Offshore Drilling, Inc. 7.875% 2025[4]	$508	$65
(continued)	Diamond Offshore Drilling, Inc. 4.875% 2043[4]	1,362	173
	Endeavor Energy Resources, LP 6.625% 2025[1]	850	911
	Energy Transfer Operating, LP 5.00% 2050	2,051	2,223
	EnLink Midstream Partners, LLC 5.625% 2028[1]	660	676
	EnLink Midstream Partners, LP 4.15% 2025	400	393
	EQM Midstream Partners, LP 4.75% 2023	400	421
	EQM Midstream Partners, LP 4.125% 2026	127	128
	EQM Midstream Partners, LP 6.50% 2027[1]	2,365	2,666
	EQM Midstream Partners, LP 5.50% 2028	1,231	1,348
	EQT Corp. 7.875% 2025	630	718
	EQT Corp. 3.90% 2027	125	124
	EQT Corp. 5.00% 2029	480	507
	EQT Corp. 8.75% 2030	400	489
	Extraction Oil & Gas, Inc. 5.625% 2026[1,4]	1,575	289
	Genesis Energy, LP 5.625% 2024	150	146
	Genesis Energy, LP 6.50% 2025	2,235	2,178
	Genesis Energy, LP 8.00% 2027	1,528	1,524
	Harvest Midstream I, LP 7.50% 2028[1]	1,325	1,413
	Hess Midstream Partners LP 5.125% 2028[1]	687	719
	Hilcorp Energy I, LP 5.75% 2025[1]	775	787
	Lealand Finance Company BV, Term Loan, (3-month USD-LIBOR + 3.00%) 3.146% 2024[2,3,7]	12	10
	Lealand Finance Company BV, Term Loan, (3-month USD-LIBOR + 4.00%) 4.146% 2025[2,3,5]	146	100
	MPLX LP 5.50% 2049	417	549
	Murphy Oil Corp. 6.875% 2024	1,000	1,019
	Nabors Industries Inc. 5.75% 2025	355	186
	New Fortress Energy Inc. 6.75% 2025[1]	1,034	1,097
	NGL Energy Partners LP 7.50% 2023	767	545
	NGL Energy Partners LP 6.125% 2025	3,179	2,023
	Northriver Midstream Finance LP 5.625% 2026[1]	625	647
	NuStar Logistics, LP 6.75% 2021[1]	15	15
	NuStar Logistics, LP 6.00% 2026	686	743
	Occidental Petroleum Corp. 2.70% 2023	275	275
	Occidental Petroleum Corp. 2.90% 2024	2,093	2,018
	Occidental Petroleum Corp. 5.50% 2025	755	789
	Occidental Petroleum Corp. 5.875% 2025	710	757
	Occidental Petroleum Corp. 8.00% 2025	1,475	1,683
	Occidental Petroleum Corp. 3.40% 2026	600	573
	Occidental Petroleum Corp. 6.375% 2028	575	609
	Occidental Petroleum Corp. 3.50% 2029	210	192
	Occidental Petroleum Corp. 6.625% 2030	885	962
	Occidental Petroleum Corp. 8.875% 2030	375	441
	Occidental Petroleum Corp. 6.125% 2031	845	906
	Occidental Petroleum Corp. 4.20% 2048	165	134
	ONEOK, Inc. 5.85% 2026	273	327
	ONEOK, Inc. 4.95% 2047	23	26
	ONEOK, Inc. 5.20% 2048	282	329
	ONEOK, Inc. 7.15% 2051	83	115
	Ovintiv Inc. 6.50% 2034	550	637
	Parsley Energy, Inc. 5.25% 2025[1]	150	157
	PBF Holding Company LLC 9.25% 2025[1]	235	231
	PDC Energy Inc. 5.75% 2026	1,100	1,138
	Peabody Energy Corp. 6.00% 2022[1]	1,738	1,272
	Peabody Energy Corp. 6.375% 2025[1]	100	55
	Petrobras Global Finance Co. 5.60% 2031	250	288
	Petrobras Global Finance Co. 6.90% 2049	375	476
	Petrobras Global Finance Co. 6.75% 2050	850	1,057
	Petróleos Mexicanos 6.875% 2025[1]	350	384
	Petróleos Mexicanos 6.49% 2027	495	523

202    American Funds Insurance Series

High-Income Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy	Petróleos Mexicanos 5.35% 2028	$449	$444
(continued)	Petróleos Mexicanos 6.375% 2045	210	193
	Petróleos Mexicanos 6.35% 2048	108	98
	Petróleos Mexicanos 7.69% 2050	651	657
	PowerTeam Services, LLC 9.033% 2025[1]	560	624
	QEP Resources, Inc. 5.625% 2026	435	478
	Range Resources Corp. 4.875% 2025	472	447
	Rattler Midstream Partners LP 5.625% 2025[1]	1,105	1,169
	Rockies Express Pipeline LLC 4.95% 2029[1]	1,000	1,042
	Sabine Pass Liquefaction, LLC 4.50% 2030[1]	256	304
	Sanchez Energy Corp. 7.25% 2023[1,4]	739	7
	SM Energy Co. 5.625% 2025	247	201
	SM Energy Co. 6.625% 2027	290	233
	Southwestern Energy Co. 6.45% 2025[6]	935	972
	Southwestern Energy Co. 7.50% 2026	1,224	1,286
	Southwestern Energy Co. 7.75% 2027	72	78
	Southwestern Energy Co. 8.375% 2028	865	940
	Sunoco LP 5.50% 2026	513	528
	Sunoco LP 6.00% 2027	147	156
	Sunoco LP 4.50% 2029[1]	1,205	1,255
	Tallgrass Energy Partners, LP 5.50% 2024[1]	1,000	1,020
	Tallgrass Energy Partners, LP 7.50% 2025[1]	585	633
	Tapstone Energy, Term Loan, (3-month USD-LIBOR + 4.00%) 4.741% 2024[2,3,7,8]	11	6
	Targa Resources Partners LP 5.875% 2026	321	341
	Targa Resources Partners LP 6.50% 2027	133	145
	Targa Resources Partners LP 6.875% 2029	332	374
	Targa Resources Partners LP 5.50% 2030	477	518
	Targa Resources Partners LP 4.875% 2031[1]	2,000	2,173
	Teekay Corp. 9.25% 2022[1]	3,108	3,178
	Teekay Offshore Partners LP 8.50% 2023[1]	2,009	1,712
	Transocean Guardian Ltd. 5.875% 2024[1]	862	726
	Transocean Inc. 6.125% 2025[1]	1,876	1,788
	Transocean Poseidon Ltd. 6.875% 2027[1]	655	598
	USA Compression Partners, LP 6.875% 2026	264	276
	USA Compression Partners, LP 6.875% 2027	247	264
	Vine Oil & Gas LP 8.75% 2023[1]	1,767	1,414
	Weatherford International PLC 8.75% 2024[1]	1,346	1,351
	Weatherford International PLC 11.00% 2024[1]	4,211	3,295
	Western Gas Partners LP 4.50% 2028	1,368	1,423
	Western Gas Partners LP 5.45% 2044	55	56
	Western Midstream Operating, LP 4.10% 2025[6]	369	381
	Western Midstream Operating, LP 4.75% 2028	160	167
	Western Midstream Operating, LP 5.25% 2050	500	551
	WPX Energy, Inc. 5.75% 2026	297	313
	WPX Energy, Inc. 5.25% 2027	160	170
	WPX Energy, Inc. 5.875% 2028	620	677
	WPX Energy, Inc. 4.50% 2030	759	806
			107,954

Consumer	99 Escrow Issuer, Inc. 7.50% 2026[1]	405	403
discretionary	Adient US LLC 9.00% 2025[1]	205	229
12.17%	Affinity Gaming 6.875% 2027[1]	1,125	1,180
	Allied Universal Holdco LLC 6.625% 2026[1]	858	916
	Allied Universal Holdco LLC 9.75% 2027[1]	826	902
	At Home Holding III Inc. 8.75% 2025[1]	300	325
	Boyd Gaming Corp. 8.625% 2025[1]	120	134
	Boyd Gaming Corp. 4.75% 2027	861	896
	Brookfield Residential Properties Inc. 4.875% 2030[1]	325	336
	Caesars Entertainment, Inc. 6.25% 2025[1]	1,195	1,274

American Funds Insurance Series    203

High-Income Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer	Caesars Resort Collection, LLC 5.75% 2025[1]	$345		$366
discretionary	Carnival Corp. 11.50% 2023[1]	1,812		2,098
(continued)	Carnival Corp. 7.625% 2026[1]	175		191
	Carnival Corp. 10.50% 2026[1]	275		321
	Cedar Fair, LP 5.25% 2029	271		279
	Churchill Downs Inc. 4.75% 2028[1]	430		454
	Cirsa Gaming Corp. SA 7.875% 2023[1]	2,277		2,300
	Clarios Global LP 6.75% 2025[1]	375		405
	Dana Inc. 5.625% 2028	675		728
	Dave & Buster’s, Inc. 7.625% 2025[1]	375		396
	Empire Communities Corp. 7.00% 2025[1]	525		555
	Fertitta Entertainment, Inc. 6.75% 2024[1]	371		369
	Ford Motor Co. 8.50% 2023	1,787		2,018
	Ford Motor Co. 9.00% 2025	684		841
	Ford Motor Co. 9.625% 2030	250		353
	Ford Motor Co. 7.45% 2031	275		353
	Ford Motor Credit Co. 3.087% 2023	400		408
	Ford Motor Credit Co. 3.664% 2024	500		514
	Ford Motor Credit Co. 3.81% 2024	887		910
	Ford Motor Credit Co. 5.584% 2024	350		378
	Ford Motor Credit Co. 5.125% 2025	6,285		6,842
	Ford Motor Credit Co. 4.542% 2026	510		545
	Ford Motor Credit Co. 3.815% 2027	275		283
	Ford Motor Credit Co. 4.125% 2027	835		876
	Ford Motor Credit Co. 4.271% 2027	525		551
	Ford Motor Credit Co. 5.113% 2029	200		223
	Ford Motor Credit Co. 4.00% 2030	1,820		1,917
	Hanesbrands Inc. 4.625% 2024[1]	445		467
	Hanesbrands Inc. 5.375% 2025[1]	432		458
	Hanesbrands Inc. 4.875% 2026[1]	274		298
	Hilton Worldwide Holdings Inc. 5.125% 2026	700		724
	Hilton Worldwide Holdings Inc. 4.875% 2030	508		556
	Hilton Worldwide Holdings Inc. 4.00% 2031[1]	870		920
	International Game Technology PLC 6.25% 2022[1]	403		417
	International Game Technology PLC 6.50% 2025[1]	1,383		1,550
	International Game Technology PLC 5.25% 2029[1]	1,455		1,570
	Jaguar Land Rover PLC 7.75% 2025[1]	450		486
	Jaguar Land Rover PLC 5.875% 2028[1]	550		556
	KB Home 6.875% 2027	330		388
	Landry’s Finance Acquisition Co., Term Loan, (3-month USD-LIBOR + 12.00%) 13.00% 2023[2,3,7]	17		20
	Landry’s Finance Acquisition Co., Term Loan B, (3-month USD-LIBOR + 12.00%) 13.00% 2023[2,3]	—	[9]	—	[9]
	Lennar Corp. 4.50% 2024	40		44
	Levi Strauss & Co. 5.00% 2025	452		464
	Limited Brands, Inc. 6.875% 2025[1]	245		266
	Limited Brands, Inc. 6.625% 2030[1]	380		423
	Limited Brands, Inc. 6.875% 2035	346		389
	Limited Brands, Inc. 6.75% 2036	495		552
	Lithia Motors, Inc. 4.375% 2031[1]	475		510
	M.D.C. Holdings, Inc. 6.00% 2043	823		1,105
	Macy’s, Inc. 8.375% 2025[1]	145		161
	Mattel, Inc. 6.75% 2025[1]	904		955
	McGraw-Hill Global Education Holdings, LLC, Term Loan B, (3-month USD-LIBOR + 4.00%) 5.00% 2022[2,3]	1,224		1,196
	Melco International Development Ltd. 5.75% 2028[1]	2,000		2,133
	Merlin Entertainment 5.75% 2026[1]	792		834
	MGM Growth Properties LLC 5.625% 2024	307		334
	MGM Growth Properties LLC 4.625% 2025[1]	900		965
	MGM Growth Properties LLC 3.875% 2029[1]	1,490		1,526
	MGM Resorts International 7.75% 2022	740		789

204    American Funds Insurance Series

High-Income Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer	MGM Resorts International 6.00% 2023	$541	$582
discretionary	MGM Resorts International 5.50% 2027	541	604
(continued)	MYT Holding LLC 7.50% 2025[1,5]	1,712	1,725
	NCL Corp. Ltd. 3.625% 2024[1]	650	619
	NCL Corp. Ltd. 12.25% 2024[1]	175	210
	NCL Corp. Ltd. 5.875% 2026[1]	475	501
	Neiman Marcus Group Ltd. LLC, Term Loan, (3-month USD-LIBOR + 12.00%) 13.00% 2025[2,3]	1,497	1,601
	Newell Rubbermaid Inc. 4.875% 2025	445	490
	Newell Rubbermaid Inc. 5.875% 2036[6]	30	37
	Nissan Motor Co., Ltd. 4.81% 2030[1]	425	480
	Norwegian Cruise Line Holdings Ltd. 10.25% 2026[1]	275	322
	Panther BF Aggregator 2, LP 6.25% 2026[1]	155	166
	Panther BF Aggregator 2, LP 8.50% 2027[1]	990	1,077
	Party City Holdings Inc. 6.625% 2026[1]	500	376
	PetSmart, Inc. 7.125% 2023[1]	6,489	6,495
	PetSmart, Inc. 5.875% 2025[1]	3,342	3,440
	PetSmart, Inc. 8.875% 2025[1]	1,846	1,898
	PetSmart, Inc., Term Loan, (3-month USD-LIBOR + 3.00%) 4.00% 2022[2,3]	2,555	2,535
	Royal Caribbean Cruises Ltd. 10.875% 2023[1]	325	370
	Royal Caribbean Cruises Ltd. 11.50% 2025[1]	775	907
	Sally Holdings LLC and Sally Capital Inc. 5.50% 2023	57	57
	Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	2,825	2,907
	Sally Holdings LLC and Sally Capital Inc. 8.75% 2025[1]	1,244	1,386
	Scientific Games Corp. 5.00% 2025[1]	301	311
	Scientific Games Corp. 8.625% 2025[1]	2,170	2,379
	Scientific Games Corp. 8.25% 2026[1]	3,644	3,933
	Scientific Games Corp. 7.00% 2028[1]	85	92
	Scientific Games Corp. 7.25% 2029[1]	845	929
	Six Flags Entertainment Corp. 4.875% 2024[1]	1,277	1,283
	Six Flags Theme Parks Inc. 7.00% 2025[1]	140	151
	Sizzling Platter LLC 8.50% 2025[1]	450	469
	Staples, Inc. 7.50% 2026[1]	1,366	1,429
	Stars Group Holdings BV 7.00% 2026[1]	525	554
	The Home Company Inc. 7.25% 2025[1]	725	746
	Vail Resorts, Inc. 6.25% 2025[1]	315	337
	VICI Properties LP 4.25% 2026[1]	962	999
	VICI Properties LP 4.625% 2029[1]	135	145
	VICI Properties LP / VICI Note Co. Inc. 3.50% 2025[1]	851	872
	VICI Properties LP / VICI Note Co. Inc. 3.75% 2027[1]	379	388
	VICI Properties LP / VICI Note Co. Inc. 4.125% 2030[1]	1,774	1,875
	Viking Cruises Ltd. 6.25% 2025[1]	140	138
	Viking Cruises Ltd. 13.00% 2025[1]	430	515
	Viking Cruises Ltd. 5.875% 2027[1]	185	181
	Wyndham Destinations, Inc. 6.625% 2026[1]	525	602
	Wyndham Worldwide Corp. 5.375% 2026[1]	860	892
	Wyndham Worldwide Corp. 4.375% 2028[1]	1,380	1,436
	Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[1]	1,171	1,190
	Wynn Las Vegas, LLC and Wynn Capital Corp. 5.25% 2027[1]	373	385
	Wynn Macau, Ltd. 5.125% 2029[1]	200	205
	Wynn Resorts Ltd. 7.75% 2025[1]	820	890
	Wynn Resorts Ltd. 5.125% 2029[1]	342	359
			105,595

Materials	Alcoa Netherlands Holding BV 5.50% 2027[1]	510	559
11.58%	Anglo American Capital PLC 5.625% 2030[1]	310	395
	Arconic Corp. 6.00% 2025[1]	810	866
	Ardagh Group SA 6.50% 2027[1,5]	622	665
	Ardagh Packaging Finance 5.25% 2025[1]	495	523

American Funds Insurance Series    205

High-Income Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials	Ardagh Packaging Finance 6.00% 2025[1]	$533	$553
(continued)	Ardagh Packaging Finance 5.25% 2027[1]	425	447
	Axalta Coating Systems LLC 4.75% 2027[1]	460	490
	Blue Cube Spinco Inc. 10.00% 2025	660	700
	BWAY Parent Co., Inc. 5.50% 2024[1]	1,619	1,653
	CANPACK SA and Eastern PA Land Investment Holding LLC 3.125% 2025[1]	425	428
	Carlyle Group LP 8.75% 2023[1,5]	215	217
	Cascades Inc. 5.125% 2026[1]	495	524
	Cascades Inc. 5.375% 2028[1]	340	362
	Cleveland-Cliffs Inc. 4.875% 2024[1]	2,245	2,291
	Cleveland-Cliffs Inc. 5.75% 2025	2,739	2,785
	Cleveland-Cliffs Inc. 9.875% 2025[1]	309	364
	Cleveland-Cliffs Inc. 6.75% 2026[1]	1,167	1,262
	Cleveland-Cliffs Inc. 5.875% 2027	4,675	4,773
	Cleveland-Cliffs Inc. 7.00% 2027[1]	297	288
	Consolidated Energy Finance SA 6.50% 2026[1]	1,250	1,253
	CVR Partners, LP 9.25% 2023[1]	2,248	2,253
	Element Solutions Inc. 3.875% 2028[1]	620	639
	First Quantum Minerals Ltd. 7.25% 2023[1]	2,073	2,140
	First Quantum Minerals Ltd. 6.50% 2024[1]	411	423
	First Quantum Minerals Ltd. 7.50% 2025[1]	7,943	8,281
	First Quantum Minerals Ltd. 6.875% 2026[1]	3,076	3,213
	First Quantum Minerals Ltd. 6.875% 2027[1]	5,790	6,289
	Freeport-McMoRan Inc. 3.875% 2023	189	198
	Freeport-McMoRan Inc. 4.25% 2030	925	998
	Freeport-McMoRan Inc. 5.40% 2034	300	376
	FXI Holdings, Inc. 7.875% 2024[1]	3,425	3,459
	FXI Holdings, Inc. 12.25% 2026[1]	4,575	5,223
	GPC Merger Sub Inc. 7.125% 2028[1]	434	480
	GrafTech Finance Inc. 4.625% 2028[1]	425	431
	Hexion Inc. 7.875% 2027[1]	2,304	2,470
	INEOS Group Holdings SA 5.625% 2024[1]	772	785
	Joseph T. Ryerson & Son, Inc. 8.50% 2028[1]	1,260	1,429
	LSB Industries, Inc. 9.625% 2023[1]	3,363	3,476
	LYB International Finance III, LLC 3.80% 2060	213	230
	Methanex Corp. 5.125% 2027	4,075	4,434
	Methanex Corp. 5.25% 2029	450	489
	Methanex Corp. 5.65% 2044	475	510
	Neon Holdings, Inc. 10.125% 2026[1]	2,500	2,744
	Newcrest Finance Pty Ltd. 4.20% 2050[1]	550	674
	Nouryon Holding BV 8.00% 2026[1]	931	991
	Nova Chemicals Corp. 4.875% 2024[1]	495	516
	Nova Chemicals Corp. 5.25% 2027[1]	1,036	1,105
	Novelis Corp. 5.875% 2026[1]	950	994
	Novelis Corp. 4.75% 2030[1]	990	1,068
	OCI NV 5.25% 2024[1]	278	289
	Olin Corp. 9.50% 2025[1]	490	613
	Olin Corp. 5.00% 2030	280	299
	Owens-Illinois, Inc. 5.875% 2023[1]	1,670	1,792
	Owens-Illinois, Inc. 6.375% 2025[1]	265	294
	Plastipak Holdings, Inc. 6.25% 2025[1]	200	206
	Rayonier A.M. Products Inc. 7.625% 2026[1]	745	778
	Scotts Miracle-Gro Co. 4.50% 2029	639	691
	Sealed Air Corp. 4.875% 2022[1]	660	693
	Sealed Air Corp. 5.25% 2023[1]	267	285
	Sealed Air Corp. 4.00% 2027[1]	316	338
	Silgan Holdings Inc. 4.125% 2028	377	393
	Summit Materials, Inc. 6.50% 2027[1]	360	384
	Summit Materials, Inc. 5.25% 2029[1]	1,275	1,340
	Trivium Packaging BV 5.50% 2026[1]	530	561
	Trivium Packaging BV 8.50% 2027[1]	403	442

206    American Funds Insurance Series

High-Income Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials	Tronox Ltd. 5.75% 2025[1]	$700	$728
(continued)	Tronox Ltd. 6.50% 2026[1]	775	808
	Valvoline Inc. 4.375% 2025	555	573
	Valvoline Inc. 4.25% 2030[1]	353	375
	Valvoline Inc. 3.625% 2031[1]	620	638
	Venator Materials Corp. 5.75% 2025[1]	5,956	5,580
	Venator Materials Corp. 9.50% 2025[1]	2,175	2,382
	W. R. Grace & Co. 4.875% 2027[1]	790	839
	Warrior Met Coal, Inc. 8.00% 2024[1]	1,400	1,433
			100,470

Health care	Auris Luxembourg III SARL, Term Loan, (3-month USD-LIBOR + 3.75%) 3.897% 2026[2,3]	845	817
11.31%	Avantor Funding, Inc. 4.625% 2028[1]	1,510	1,599
	Bausch Health Companies Inc. 9.25% 2026[1]	2,644	2,952
	Bausch Health Companies Inc. 5.00% 2028[1]	587	606
	Bausch Health Companies Inc. 7.00% 2028[1]	1,153	1,269
	Bausch Health Companies Inc. 5.00% 2029[1]	891	918
	Bausch Health Companies Inc. 6.25% 2029[1]	815	886
	Bausch Health Companies Inc. 5.25% 2030[1]	852	893
	Bausch Health Companies Inc. 5.25% 2031[1]	3,055	3,197
	Catalent Pharma Solutions Inc. 5.00% 2027[1]	53	56
	Centene Corp. 4.75% 2025	1,000	1,027
	Centene Corp. 5.375% 2026[1]	850	898
	Centene Corp. 5.375% 2026[1]	330	349
	Centene Corp. 4.25% 2027	634	674
	Centene Corp. 4.625% 2029	2,505	2,784
	Centene Corp. 3.00% 2030	2,805	2,977
	Centene Corp. 3.375% 2030	132	139
	Charles River Laboratories International, Inc. 5.50% 2026[1]	584	613
	Charles River Laboratories International, Inc. 4.25% 2028[1]	241	253
	Community Health Systems Inc. 5.625% 2027[1]	730	786
	Community Health Systems Inc. 6.00% 2029[1]	653	706
	Concordia International Corp. 8.00% 2024	34	35
	Concordia International Corp., Term Loan, (3-month USD-LIBOR + 5.50%) 6.50% 2024[2,3]	59	58
	Encompass Health Corp. 4.50% 2028	496	519
	Encompass Health Corp. 4.75% 2030	635	681
	Endo Dac / Endo Finance LLC / Endo Finco 9.50% 2027[1]	1,644	1,838
	Endo Dac / Endo Finance LLC / Endo Finco 6.00% 2028[1]	1,185	1,008
	Endo International PLC 5.75% 2022[1]	2,937	2,853
	Endo International PLC 5.875% 2024[1]	1,300	1,320
	HCA Inc. 5.875% 2023	604	665
	HCA Inc. 5.375% 2025	175	197
	HCA Inc. 5.875% 2026	321	370
	HCA Inc. 4.50% 2027	173	201
	HCA Inc. 5.625% 2028	1,315	1,556
	HCA Inc. 3.50% 2030	1,325	1,408
	HCA Inc. 5.50% 2047	128	171
	HCA Inc. 5.25% 2049	475	627
	HealthSouth Corp. 5.75% 2025	942	975
	IMS Health Holdings, Inc. 5.00% 2026[1]	823	864
	Jaguar Holding Co. II 4.625% 2025[1]	350	370
	Jaguar Holding Co. II 5.00% 2028[1]	375	401
	Mallinckrodt International Finance SA 5.50% 2025[1,4]	1,118	391
	Mallinckrodt PLC 5.75% 2022[1]	420	147
	Mallinckrodt PLC 10.00% 2025[1]	4,358	4,739
	Molina Healthcare, Inc. 5.375% 2022	4,589	4,867
	Molina Healthcare, Inc. 4.375% 2028[1]	920	969
	Molina Healthcare, Inc. 3.875% 2030[1]	1,420	1,527
	Owens & Minor, Inc. 4.375% 2024	1,440	1,481

American Funds Insurance Series    207

High-Income Bond Fund (continued)

		Principal amount	Value
Bonds, notes & other debt instruments (continued)		(000)	(000)
Corporate bonds, notes & loans (continued)
Health care	Owens & Minor, Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 4.655% 2025[2,3]	$1,460	$1,458
(continued)	Par Pharmaceutical Inc. 7.50% 2027[1]	4,612	5,010
	PAREXEL International Corp. 6.375% 2025[1]	685	703
	Prime Healthcare Services, Inc. 7.25% 2025[1]	600	639
	Radiology Partners, Inc. 9.25% 2028[1]	1,293	1,458
	Radiology Partners, Inc., Term Loan, (3-month USD-LIBOR + 4.25%) 4.476% 2025[2,3]	575	567
	Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% 2023 (100% PIK)[2,3,5,7,8]	3,850	3,850
	RP Escrow Issuer, LLC 5.25% 2025[1]	655	686
	Select Medical Holdings Corp. 6.25% 2026[1]	554	597
	Sotera Health Holdings LLC, Term Loan, (3-months USD-LIBOR + 4.50%) 5.50% 2026[2,3]	570	573
	Surgery Center Holdings 10.00% 2027[1]	416	460
	Syneos Health, Inc. 3.625% 2029[1]	630	633
	Team Health Holdings, Inc. 6.375% 2025[1]	3,171	2,743
	Team Health Holdings, Inc., Term Loan B, 3.75% 2024[2,3]	917	826
	Tenet Healthcare Corp. 4.625% 2024	559	574
	Tenet Healthcare Corp. 4.875% 2026[1]	6,080	6,368
	Tenet Healthcare Corp. 5.125% 2027[1]	710	753
	Tenet Healthcare Corp. 6.125% 2028[1]	275	288
	Teva Pharmaceutical Finance Co. BV 2.20% 2021	75	75
	Teva Pharmaceutical Finance Co. BV 2.80% 2023	1,908	1,892
	Teva Pharmaceutical Finance Co. BV 6.00% 2024	4,779	5,077
	Teva Pharmaceutical Finance Co. BV 7.125% 2025	1,309	1,449
	Teva Pharmaceutical Finance Co. BV 3.15% 2026	1,684	1,622
	Teva Pharmaceutical Finance Co. BV 6.75% 2028	1,188	1,346
	Teva Pharmaceutical Finance Co. BV 4.10% 2046	525	469
	U.S. Renal Care, Inc. 10.625% 2027[1]	359	398
	Valeant Pharmaceuticals International, Inc. 6.125% 2025[1]	1,584	1,634
	Valeant Pharmaceuticals International, Inc. 9.00% 2025[1]	581	644
	Valeant Pharmaceuticals International, Inc. 8.50% 2027[1]	608	677
			98,106

Industrials	ADT Corp. 3.50% 2022	1,221	1,255
9.51%	Aircastle Ltd. 5.25% 2025[1]	650	716
	Alaska Air Group, Inc. 4.80% 2027[1]	575	635
	Allison Transmission Holdings, Inc. 3.75% 2031[1]	1,950	1,999
	ASGN Inc. 4.625% 2028[1]	330	344
	Ashtead Group PLC 4.25% 2029[1]	488	536
	Associated Materials, LLC 9.00% 2025[1]	2,156	2,291
	ATS Automation Tooling Systems Inc. 4.125% 2028[1]	275	281
	Aviation Capital Group LLC 5.50% 2024[1]	500	554
	Avis Budget Car Rental, LLC 5.75% 2027[1]	1,375	1,407
	Avis Budget Group, Inc. 6.375% 2024[1]	1,710	1,747
	Avis Budget Group, Inc. 5.25% 2025[1]	437	440
	Avis Budget Group, Inc. 10.50% 2025[1]	800	946
	Avolon Holdings Funding Ltd. 5.25% 2024[1]	660	718
	Avolon Holdings Funding Ltd. 4.25% 2026[1]	218	235
	Boeing Company 3.625% 2031	1,400	1,536
	Boeing Company 3.50% 2039	70	71
	Boeing Company 3.75% 2050	400	421
	Boeing Company 5.93% 2060	700	993
	Bohai Financial Investment Holding Co., Ltd. 5.25% 2022[1]	1,600	1,680
	Bohai Financial Investment Holding Co., Ltd. 4.50% 2023[1]	1,072	1,124
	Bohai Financial Investment Holding Co., Ltd. 5.125% 2023[1]	660	707
	Bohai Financial Investment Holding Co., Ltd. 5.50% 2024[1]	600	655
	Bombardier Inc. 8.75% 2021[1]	445	464
	Bombardier Inc. 5.75% 2022[1]	255	260
	Bombardier Inc. 6.125% 2023[1]	338	331
	Bombardier Inc. 7.50% 2024[1]	140	135

208    American Funds Insurance Series

High-Income Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials	Bombardier Inc. 7.50% 2025[1]	$1,191	$1,106
(continued)	Bombardier Inc. 7.875% 2027[1]	1,598	1,472
	British Airways, Series 2020-1, Class B, 8.375% 2028[1]	185	205
	British Airways, Series 2020-1, Class A, 4.25% 2032[1]	370	397
	BWX Technologies, Inc. 4.125% 2028[1]	615	642
	Clean Harbors, Inc. 4.875% 2027[1]	766	800
	Covanta Holding Corp. 5.875% 2025	858	895
	Covanta Holding Corp. 5.00% 2030	1,000	1,071
	CP Atlas Buyer, Inc. 7.00% 2028[1]	450	468
	Dun & Bradstreet Corp. 6.875% 2026[1]	203	219
	Dun & Bradstreet Corp. 10.25% 2027[1]	2,098	2,370
	F-Brasile SpA 7.375% 2026[1]	1,338	1,301
	Fortress Transportation and Infrastructure Investors LLC 6.50% 2025[1]	480	503
	Fortress Transportation and Infrastructure Investors LLC 9.75% 2027[1]	445	511
	Harsco Corp. 5.75% 2027[1]	650	689
	Howmet Aerospace Inc. 6.875% 2025	1,662	1,963
	Icahn Enterprises Finance Corp. 4.75% 2024	1,080	1,124
	JELD-WEN Holding, Inc. 4.875% 2027[1]	1,033	1,095
	JetBlue Airways Corp., Pass Through Trust Certificates, Series 2019-1, Class B, 8.00% 2027	158	171
	JetBlue Airways Corp., Pass Through Trust Certificates, Series 2020-1, Class A, 7.75% 2028	350	382
	Kratos Defense & Security Solutions, Inc. 6.50% 2025[1]	1,710	1,785
	LABL Escrow Issuer, LLC 10.50% 2027[1]	690	778
	LBM Acquisition LLC 6.25% 2029[1]	400	417
	LSC Communications, Inc. 8.75% 2023[1,4,7,8]	8,744	482
	LSC Communications, Inc., Term Loan B, (3-month USD-LIBOR + 5.50%) 6.25% 2022[2,3,4,7,8]	195	16
	MasTec, Inc. 4.50% 2028[1]	1,250	1,314
	Meritor, Inc. 4.50% 2028[1]	325	334
	Moog Inc. 4.25% 2027[1]	125	130
	Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2025[1]	750	771
	Nielsen Finance LLC and Nielsen Finance Co. 5.625% 2028[1]	250	272
	Nielsen Finance LLC and Nielsen Finance Co. 5.875% 2030[1]	1,400	1,586
	Prime Security Services Borrower, LLC 3.375% 2027[1]	925	919
	Prime Security Services Borrower, LLC 6.25% 2028[1]	627	674
	R.R. Donnelley & Sons Co. 6.50% 2023	1,100	1,137
	R.R. Donnelley & Sons Co., Term Loan B, (3-month USD-LIBOR + 5.00%) 5.254% 2024[2,3]	1,323	1,290
	Rexnord Corp. 4.875% 2025[1]	848	867
	Rolls-Royce PLC 4.625% 2026	€300	398
	Rolls-Royce PLC 5.75% 2027[1]	$1,060	1,175
	Rolls-Royce PLC 5.75% 2027	£275	417
	Sensata Technologies, Inc. 3.75% 2031[1]	$500	519
	Signature Aviation PLC 4.00% 2028[1]	185	187
	SkyMiles IP Ltd. 4.50% 2025[1]	275	294
	SkyMiles IP Ltd. 4.75% 2028[1]	2,285	2,496
	SkyMiles IP Ltd., Term Loan, (3-month USD-LIBOR + 3.75%) 4.75% 2027[2,3]	525	545
	Specialty Building Products Holdings LLC 6.375% 2026[1]	450	477
	Spirit AeroSystems, Inc. (3-month USD-LIBOR + 0.80%) 1.017% 2021[3]	120	118
	Stericycle, Inc. 5.375% 2024[1]	1,135	1,186
	Stericycle, Inc. 3.875% 2029[1]	500	514
	The Brink’s Co. 4.625% 2027[1]	719	753
	TransDigm Inc. 6.50% 2024	529	539
	TransDigm Inc. 8.00% 2025[1]	658	729
	TransDigm Inc. 6.25% 2026[1]	513	547
	TransDigm Inc. 5.50% 2027	855	900
	Triumph Group, Inc. 5.25% 2022	240	229
	Triumph Group, Inc. 6.25% 2024[1]	310	308
	Triumph Group, Inc. 8.875% 2024[1]	445	489
	Triumph Group, Inc. 7.75% 2025[1]	270	248
	Uber Technologies, Inc. 8.00% 2026[1]	498	543

American Funds Insurance Series    209

High-Income Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials	United Airlines Holdings, Inc. 6.50% 2027[1]	$4,625	$4,981
(continued)	United Parcel Service, Inc. 3.125% 2021	200	200
	United Rentals, Inc. 5.875% 2026	53	56
	United Rentals, Inc. 3.875% 2031	650	683
	Vertical Holdco GMBH 7.625% 2028[1]	975	1,065
	Vertical U.S. Newco Inc. 5.25% 2027[1]	2,375	2,522
	Virgin Australia Holdings Ltd. 7.875% 2021[1,4]	800	66
	Wesco Aircraft Holdings, Inc. 8.50% 2024[1]	233	223
	Wesco Aircraft Holdings, Inc. 9.00% 2026[1]	939	891
	WESCO Distribution, Inc. 7.125% 2025[1]	1,865	2,054
	WESCO Distribution, Inc. 7.25% 2028[1]	1,770	2,016
	Western Global Airlines LLC 10.375% 2025[1]	385	430
	XPO Logistics, Inc. 6.75% 2024[1]	198	211
	XPO Logistics, Inc. 6.25% 2025[1]	800	862
			82,508

Financials	Advisor Group Holdings, LLC 6.25% 2028[1]	1,551	1,572
6.63%	AG Merger Sub II, Inc. 10.75% 2027[1]	1,862	2,063
	Alliant Holdings Intermediate, LLC 6.75% 2027[1]	1,036	1,110
	Ally Financial Inc. 8.00% 2031	403	592
	Ally Financial Inc. 8.00% 2031	63	90
	American International Group, Inc. 4.375% 2050	245	321
	AssuredPartners, Inc. 7.00% 2025[1]	373	388
	AssuredPartners, Inc. 8.00% 2027[1]	603	656
	AssuredPartners, Inc. 5.625% 2029[1]	365	381
	CIT Group Inc. 4.125% 2021	950	953
	Compass Diversified Holdings 8.00% 2026[1]	3,214	3,386
	Credit Acceptance Corp. 5.125% 2024[1]	765	798
	Fairstone Financial Inc. 7.875% 2024[1]	1,258	1,337
	Ford Motor Credit Co. 3.375% 2025	1,875	1,923
	Freedom Mortgage Corp. 7.625% 2026[1]	625	662
	FS Energy and Power Fund 7.50% 2023[1]	3,999	3,850
	HUB International Ltd. 7.00% 2026[1]	1,950	2,041
	Icahn Enterprises Finance Corp. 6.25% 2022	2,334	2,345
	Icahn Enterprises Finance Corp. 5.25% 2027	377	405
	Iris Merger Sub 2019 Inc. 9.375% 2028[1]	349	383
	Ladder Capital Corp. 5.25% 2022[1]	150	151
	Ladder Capital Corp. 4.25% 2027[1]	1,239	1,220
	LD Holdings Group LLC 6.50% 2025[1]	625	659
	LPL Financial Holdings Inc. 4.625% 2027[1]	1,209	1,255
	MGIC Investment Corp. 5.25% 2028	525	563
	MSCI Inc. 5.375% 2027[1]	320	342
	MSCI Inc. 3.625% 2030[1]	66	69
	MSCI Inc. 3.875% 2031[1]	2,150	2,276
	National Financial Partners Corp. 6.875% 2028[1]	1,094	1,169
	Nationstar Mortgage Holdings Inc. 5.50% 2028[1]	425	448
	Nationstar Mortgage Holdings Inc. 5.125% 2030[1]	650	680
	Navient Corp. 6.50% 2022	3,533	3,748
	Navient Corp. 5.50% 2023	3,086	3,235
	Navient Corp. 5.875% 2024	1,020	1,086
	Navient Corp. 6.125% 2024	417	447
	Navient Corp. 5.00% 2027	2,483	2,508
	Navient Corp. 5.625% 2033	978	941
	New Residential Investment Corp. 6.25% 2025[1]	275	277
	NMI Holdings, Inc. 7.375% 2025[1]	290	325
	OneMain Holdings, Inc. 7.125% 2026	685	811
	Owl Rock Capital Corp. 4.625% 2024[1]	750	769
	Owl Rock Capital Corp. 3.75% 2025	900	935
	Owl Rock Capital Corp. 3.375% 2026	390	396

210    American Funds Insurance Series

High-Income Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials	PennyMac Financial Services, Inc. 5.375% 2025[1]	$525	$556
(continued)	Quicken Loans, LLC 3.625% 2029[1]	455	465
	Springleaf Finance Corp. 6.125% 2024	1,517	1,659
	Springleaf Finance Corp. 6.625% 2028	190	226
	Springleaf Finance Corp. 5.375% 2029	183	206
	Starwood Property Trust, Inc. 5.00% 2021	2,371	2,417
	Starwood Property Trust, Inc. 5.50% 2023[1]	465	487
	Travelport Finance Luxembourg SARL, Term Loan, (3-month USD-LIBOR + 8.00%) 1.06% 2025 (72.22% PIK)[2,3,5]	895	886
	Travelport Finance Luxembourg SARL, Term Loan, (3-month USD-LIBOR + 5.00%) 5.254% 2026[2,3]	1,483	1,028
			57,496

Information	Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 2025[2,3]	3,324	3,342
technology	Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 8.00% 2025[2,3]	822	829
3.94%	Austin BidCo Inc. 7.125% 2028[1]	940	983
	Austin BidCo Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 4.732% 2027[2,3]	125	125
	Avaya Inc. 6.125% 2028[1]	490	524
	Banff Merger Sub Inc. 9.75% 2026[1]	723	782
	Black Knight Inc. 3.625% 2028[1]	815	835
	BMC Software, Inc. 7.125% 2025[1]	225	245
	BMC Software, Inc. 9.125% 2026[1]	240	259
	BMC Software, Inc., Term Loan, (3-month USD-LIBOR + 4.25%) 4.504% 2025[2,3]	372	371
	CommScope Finance LLC 6.00% 2026[1]	833	879
	Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 3.004% 2023[2,3]	647	632
	Diebold Nixdorf, Inc. 9.375% 2025[1]	4,850	5,441
	Diebold, Inc. 8.50% 2024	1,534	1,555
	Gartner, Inc. 4.50% 2028[1]	1,475	1,558
	Internet Brands, Inc., Term Loan, (3-month USD-LIBOR + 7.50%) 7.647% 2025[2,3]	448	450
	Logan Merger Sub, Inc. 5.50% 2027[1]	725	760
	McAfee, LLC, Term Loan, (3-month USD-LIBOR + 3.75%) 4.004% 2024[2,3]	1,035	1,036
	MoneyGram International Inc., Term Loan B, (3-month USD-LIBOR + 6.00%) 7.00% 2023[2,3]	1,216	1,223
	Sabre GLBL Inc. 7.375% 2025[1]	600	652
	Sabre Holdings Corp. 5.25% 2023[1]	83	84
	Sabre Holdings Corp. 9.25% 2025[1]	546	651
	Solera Holdings, Inc. 10.50% 2024[1]	726	753
	Ultimate Software Group Inc., Term Loan, (3-month USD-LIBOR + 6.75%) 7.50% 2027[2,3]	1,325	1,366
	Unisys Corp. 6.875% 2027[1]	1,725	1,889
	VeriSign, Inc. 4.625% 2023	429	434
	VeriSign, Inc. 5.25% 2025	132	150
	Veritas Holdings Ltd. 7.50% 2023[1]	852	856
	Veritas Holdings Ltd. 10.50% 2024[1]	625	638
	Veritas Holdings Ltd. 7.50% 2025[1]	2,140	2,199
	ViaSat, Inc. 5.625% 2027[1]	175	184
	Xerox Corp. 4.125% 2023	314	330
	Xerox Corp. 5.50% 2028[1]	2,035	2,163
			34,178

Utilities	AES Corp. 3.95% 2030[1]	675	764
2.98%	AES Panama Generation Holdings SRL 4.375% 2030[1]	200	217
	AmeriGas Partners, LP 5.75% 2027	297	339
	Calpine Corp. 5.25% 2026[1]	96	99
	Calpine Corp. 4.50% 2028[1]	500	521
	Calpine Corp. 5.125% 2028[1]	518	546
	Calpine Corp. 5.00% 2031[1]	1,000	1,046
	DPL Inc. 4.125% 2025[1]	765	827
	DPL Inc. 4.35% 2029	575	646

American Funds Insurance Series    211

High-Income Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities	Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[6]	$1,155	$1,352
(continued)	Enel Società per Azioni 8.75% 2073 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 5.88% on 9/24/2023)[1,6]	1,050	1,229
	FEL Energy VI SARL 5.75% 2040[1]	550	586
	FirstEnergy Corp. 7.375% 2031	364	519
	FirstEnergy Corp. 4.85% 2047 (5.10% on 1/15/2021)[6]	550	685
	FirstEnergy Corp. 3.40% 2050	1,430	1,375
	NextEra Energy Partners, LP 4.25% 2024[1]	122	131
	NextEra Energy Partners, LP 3.875% 2026[1]	92	98
	NGL Energy Partners LP 7.50% 2026	1,492	928
	NRG Energy, Inc. 7.25% 2026	328	347
	NRG Energy, Inc. 3.375% 2029[1]	630	646
	NRG Energy, Inc. 3.625% 2031[1]	630	649
	Pacific Gas and Electric Co. 3.75% 2028	203	221
	Pacific Gas and Electric Co. 4.55% 2030	473	539
	Pacific Gas and Electric Co. 4.95% 2050	600	716
	PG&E Corp. 5.00% 2028	1,655	1,765
	PG&E Corp. 5.25% 2030	675	743
	PG&E Corp., Term Loan, (3-month USD-LIBOR + 4.50%) 5.50% 2025[2,3]	254	257
	Talen Energy Corp. 10.50% 2026[1]	3,248	2,897
	Talen Energy Corp. 7.25% 2027[1]	2,773	2,958
	Talen Energy Supply, LLC 7.625% 2028[1]	1,590	1,716
	UEP Penonome II SA 6.50% 2038[1]	250	261
	Vistra Operations Co. LLC 3.55% 2024[1]	231	250
			25,873

Consumer staples	Albertsons Companies, Inc. 3.50% 2029[1]	585	592
2.72%	Albertsons Companies, Inc. 4.875% 2030[1]	335	370
	B&G Foods, Inc. 5.25% 2025	612	633
	B&G Foods, Inc. 5.25% 2027	228	243
	Brasil Foods SA 5.75% 2050[1]	370	412
	C&S Wholsesale Grocers Inc. 5.00% 2028[1]	650	649
	Central Garden & Pet Co. 4.125% 2030	420	439
	Darling Ingredients Inc. 5.25% 2027[1]	579	617
	Edgewell Personal Care Co. 5.50% 2028[1]	275	296
	Energizer Holdings, Inc. 7.75% 2027[1]	227	253
	Energizer Holdings, Inc. 4.375% 2029[1]	545	565
	H.J. Heinz Co. 3.875% 2027[1]	725	782
	H.J. Heinz Co. 4.25% 2031[1]	713	795
	H.J. Heinz Co. 4.625% 2039[1]	165	185
	H.J. Heinz Co. 5.50% 2050[1]	1,341	1,694
	Kraft Heinz Company 3.95% 2025	580	639
	Kraft Heinz Company 5.20% 2045	330	392
	Kraft Heinz Company 4.375% 2046	1,466	1,586
	Kraft Heinz Company 4.875% 2049[1]	985	1,149
	Kronos Acquisition Holdings Inc. 5.00% 2026[1]	385	402
	Kronos Acquisition Holdings Inc. 7.00% 2027[1]	485	509
	Lamb Weston Holdings, Inc. 4.625% 2024[1]	561	586
	Nestle Skin Health SA, Term Loan B1, (3-month USD-LIBOR + 4.00%) 4.254% 2026[2,3]	1,806	1,813
	Post Holdings, Inc. 5.00% 2026[1]	1,958	2,025
	Post Holdings, Inc. 5.625% 2028[1]	569	607
	Post Holdings, Inc. 5.50% 2029[1]	166	181
	Post Holdings, Inc. 4.625% 2030[1]	1,905	2,006
	Prestige Brands International Inc. 6.375% 2024[1]	260	266
	Prestige Brands International Inc. 5.125% 2028[1]	103	110
	Spectrum Brands Inc. 5.75% 2025	528	546

212    American Funds Insurance Series

High-Income Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples	TreeHouse Foods, Inc. 6.00% 2024[1]	$1,188	$1,213
(continued)	TreeHouse Foods, Inc. 4.00% 2028	145	150
	United Natural Foods, Inc. 6.75% 2028[1]	865	906
			23,611

Real estate	Brookfield Property REIT Inc. 5.75% 2026[1]	2,839	2,806
2.62%	Diversified Healthcare Trust 4.75% 2024	275	283
	Diversified Healthcare Trust 9.75% 2025	650	739
	Hospitality Properties Trust 7.50% 2025	238	274
	Howard Hughes Corp. 5.375% 2025[1]	2,568	2,655
	Howard Hughes Corp. 5.375% 2028[1]	1,950	2,101
	Iron Mountain Inc. 4.875% 2027[1]	1,266	1,327
	Iron Mountain Inc. 5.00% 2028[1]	617	656
	Iron Mountain Inc. 5.25% 2028[1]	1,214	1,283
	Iron Mountain Inc. 5.25% 2030[1]	2,450	2,649
	Iron Mountain Inc. 4.50% 2031[1]	1,960	2,056
	Ladder Capital Corp. 5.25% 2025[1]	140	140
	Medical Properties Trust, Inc. 5.00% 2027	1,333	1,420
	Medical Properties Trust, Inc. 3.50% 2031	1,369	1,416
	Park Hotels & Resorts Inc. 7.50% 2025[1]	425	460
	QTS Realty Trust, Inc. 3.875% 2028[1]	625	638
	Realogy Corp. 9.375% 2027[1]	740	821
	Realogy Group LLC 7.625% 2025[1]	260	283
	Service Properties Trust 5.50% 2027	335	366
	Xenia Hotels & Resorts, Inc. 6.375% 2025[1]	300	317
			22,690
	Total corporate bonds, notes & loans		775,019

Asset-backed obligations 0.01%
	CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[1,10]	95	97

Municipals 0.00%
Puerto Rico	Aqueduct and Sewer Auth., Rev. Bonds, Series 2012-B, 5.35% 2027	5	5
0.00%	Total bonds, notes & other debt instruments (cost: $755,326,000)		775,121

Convertible bonds & notes 0.61%
Communication	Cinemark USA, Inc., convertible notes, 4.50% 2025[1]	190	278
services	DISH DBS Corp., convertible notes, 3.375% 2026	635	607
0.27%	Liberty Broadband Corp., convertible notes, 2.75% 2050[1]	321	344
	Live Nation Entertainment, Inc., convertible notes, 2.125% 2025[1]	430	459
	Match Group Financeco 2 Inc., convertible notes, 0.875% 2026[1]	175	321
	Zillow Group, Inc., convertible notes, 1.50% 2023	180	307
			2,316

Information	LivePerson, Inc., convertible notes, 0% 2026[1]	219	240
technology	Sabre Holdings Corp., convertible notes, 4.00% 2025[1]	390	702
0.15%	Shift4 Payments, Inc., convertible notes, 0% 2025[1]	267	327
			1,269

Industrials	American Airlines Group Inc., convertible notes, 6.50% 2025	183	230
0.12%	Southwest Airlines Co., convertible notes, 1.25% 2025	403	587
	Uber Technologies, Inc., convertible notes, 0% 2025[1]	270	278
			1,095

American Funds Insurance Series    213

High-Income Bond Fund (continued)

Convertible bonds & notes (continued)		Principal amount (000)	Value (000)
Consumer	NCL Corp. Ltd., convertible notes, 5.375% 2025[1]	$155	$263
discretionary	Royal Caribbean Cruises Ltd., convertible notes, 4.25% 2023[1]	200	267
0.06%			530

Energy	Mesquite Energy Inc., convertible notes, 15.04% 2023 (100% PIK)[1,5,7,8]	65	65
0.01%	Total convertible bonds & notes (cost: $4,324,000)		5,275

Convertible stocks 0.38%		Shares
Utilities	PG&E Corp., convertible preferred units, 5.50% 2023[11]	3,350	411
0.14%	American Electric Power Company, Inc., convertible preferred shares, 6.125% 2022	8,000	401
	NextEra Energy, Inc., convertible preferred units, 5.279% 2023	4,300	219
	Essential Utilities, Inc., convertible preferred units, 6.00% 2022	2,600	161
			1,192

Financials 0.10%	2020 Cash Mandatory Exchangeable Trust, convertible preferred shares, 5.25% 2023[1]	411	494
	KKR & Co. Inc., Series C, convertible preferred shares, 6.00%	6,980	421
			915

Information	Broadcom Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	450	640
technology
0.07%

Health care 0.07%	Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023	291	379
	Boston Scientific Corp., Series A, convertible preferred shares, 5.50% 2023	1,935	212
			591
	Total convertible stocks (cost: $2,799,000)		3,338

Preferred securities 0.33%
Consumer	MYT Holding LLC, Series A, preferred shares[7,11]	2,470,906	2,841
discretionary	Total preferred securities (cost: $2,212,000)		2,841
0.33%

Common stocks 4.07%
Health care	Rotech Healthcare Inc.[7,8,11,12]	201,793	14,327
1.71%	Advanz Pharma Corp. Ltd.[11,12]	80,350	354
	Advanz Pharma Corp. Ltd.[11]	29,584	131
			14,812

Energy	Denbury Inc.[11]	63,840	1,640
0.84%	Oasis Petroleum Inc.[11]	43,838	1,625
	Ascent Resources - Utica, LLC, Class A7,8,11,12	6,297,894	1,385
	Weatherford International[11]	156,870	941
	Tribune Resources, LLC[7,8,11]	1,006,339	916
	California Resources Corp.[11]	17,202	406
	Whiting Petroleum Corp.[11]	12,063	302
	McDermott International, Inc.[11]	107,875	87

214    American Funds Insurance Series

High-Income Bond Fund (continued)

			Value
Common stocks (continued)		Shares	(000)
Energy	Mesquite Energy, Inc.[7,8,11]	3,557	$21
(continued)	Tapstone Energy, LLC[1,7,8,11]	14,603	—	[9]
	Sable Permian Resources, LLC, units[7,8,11]	15,816,020	—	[9]
			7,323

Industrials	Associated Materials Group Inc.[7,8,11]	949,277	5,961
0.81%	ACR III LSC Holdings LLC[7,8,11]	1,061	1,098
			7,059

Consumer	MYT Holding Co., Class B7,11	608,846	1,644
discretionary	NMG Parent LLC[7,11]	14,350	947
0.37%	NMG Parent LLC[1,7,8,11]	1,615	75
	Chewy, Inc., Class A11	3,070	276
	Scientific Games Corp.[11]	6,000	249
			3,191

Materials	Hexion Holdings Corp., Class B11	81,939	1,004
0.12%

Information	Snowflake Inc., Class A11	1,200	338
technology	MoneyGram International, Inc.[11]	50,000	273
0.10%	C3.ai, Inc., Class A11	1,800	250
			861

Financials	Jonah Energy Parent LLC[7,8,11]	38,716	581
0.09%	Navient Corp.	20,000	196
			777

Communication	iHeartMedia, Inc., Class A11	22,639	294
services	Total common stocks (cost: $41,154,000)		35,321
0.03%

Rights & warrants 0.01%
Consumer	NMG Parent LLC, warrants, expire 2027[7,11]	27,111	76
discretionary
0.01%

Energy	Tribune Resources, LLC, Class A, warrants, expire 2023[7,8,11]	336,564	—	[9]
0.00%	Tribune Resources, LLC, Class B, warrants, expire 2023[7,8,11]	261,772	—	[9]
	Tribune Resources, LLC, Class C, warrants, expire 2023[7,8,11]	247,225	—	[9]
			—	[9]
	Total rights & warrants (cost: $215,000)		76

American Funds Insurance Series    215

High-Income Bond Fund (continued)

		Value
Short-term securities 3.86%	Shares	(000)
Money market investments 3.86%
Capital Group Central Cash Fund 0.12%[13,14]	334,899	$33,493
Total short-term securities (cost: $33,489,000)		33,493

Total investment securities 98.60% (cost: $839,519,000)		855,465
Other assets less liabilities 1.40%		12,114
Net assets 100.00%		$867,579

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[15] (000)	Value at 12/31/2020[16] (000)	Unrealized appreciation (depreciation) at 12/31/2020 (000)
10 Year Ultra U.S. Treasury Note Futures	Short	24	March 2021	$(2,400)	$(3,753)	$8
10 Year U.S. Treasury Note Futures	Short	82	March 2021	(8,200)	(11,322)	(27)
						$(19)

Swap contracts

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

						Unrealized
					Upfront	appreciation
				Value at	premium	(depreciation)
	Pay/	Expiration	Notional	12/31/2020	received	at 12/31/2020
Receive	Payment frequency	date	(000)	(000)	(000)	(000)
CDX.NA.IG.35	1.00%/Quarterly	12/20/2025	$15,200	$(372)	$(379)	$7
CDX.NA.HY.35	5.00%/Quarterly	12/20/2025	20,525	(1,911)	(1,183)	(728)
					$(1,562)	$(721)

Investments in affiliates[14]
	Value of			Net	Net	Value of
	affiliate at			realized	unrealized	affiliate at	Dividend
	1/1/2020	Additions	Reductions	gain	depreciation	12/31/2020	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)
Short-term securities 3.86%
Money market investments 3.86%
Capital Group Central Cash Fund 0.12%[13]	$39,112	$330,467	$336,030	$73	$(129)	$33,493	$227

216    American Funds Insurance Series

High-Income Bond Fund (continued)

[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $517,886,000, which represented 59.69% of the net assets of the fund.
[2]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $37,070,000, which represented 4.27% of the net assets of the fund.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[4]	Scheduled interest and/or principal payment was not received.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[6]	Step bond; coupon rate may change at a later date.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $34,321,000, which represented 3.96% of the net assets of the fund.
[8]	Value determined using significant unobservable inputs.
[9]	Amount less than one thousand.
[10]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[11]	Security did not produce income during the last 12 months.
[12]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear on the following page.
[13]	Rate represents the seven-day yield at 12/31/2020.
[14]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[15]	Notional amount is calculated based on the number of contracts and notional contract size.
[16]	Value is calculated based on the notional amount and current market price.

				Percent
	Acquisition	Cost	Value	of net
Private placement securities	date	(000)	(000)	assets
Rotech Healthcare Inc.	9/26/2013	$4,331	$14,327	1.65%
Ascent Resources - Utica, LLC, Class A	11/15/2016	302	1,385	.16
Advanz Pharma Corp. Ltd.	8/31/2018	1,017	354	.04
Total private placement securities		$5,650	$16,066	1.85%

Key to abbreviations and symbols

Auth. = Authority

£ = British pounds

€ = Euros

LIBOR = London Interbank Offered Rate

Rev. = Revenue

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series    217

American Funds Mortgage Fund (formerly Mortgage Fund)

Investment portfolio December 31, 2020

Bonds, notes & other debt instruments 78.54%		Principal amount (000)		Value (000)
Mortgage-backed obligations 68.70%
Federal agency	Fannie Mae Pool #AS7638 2.50% 2031[1]	$1,073		$1,120
mortgage-backed	Fannie Mae Pool #695412 5.00% 2033[1]	–	[2]	–	[2]
obligations	Fannie Mae Pool #AD3566 5.00% 2035[1]	2		2
64.32%	Fannie Mae Pool #MA4228 1.50% 2036[1]	80		82
	Fannie Mae Pool #256583 5.00% 2036[1,3]	35		37
	Fannie Mae Pool #889101 2.125% 2038[1,4]	35		36
	Fannie Mae Pool #964279 2.633% 2038[1,4]	32		32
	Fannie Mae Pool #964708 2.765% 2038[1,4]	4		4
	Fannie Mae Pool #AC0794 5.00% 2039[1]	10		11
	Fannie Mae Pool #931768 5.00% 2039[1]	2		2
	Fannie Mae Pool #AL9335 2.604% 2040[1,4]	1,327		1,389
	Fannie Mae Pool #932606 5.00% 2040[1]	5		6
	Fannie Mae Pool #AL9327 3.122% 2041[1,4]	1,241		1,302
	Fannie Mae Pool #AL9326 3.302% 2041[1,4]	1,704		1,788
	Fannie Mae Pool #AJ1873 4.00% 2041[1]	7		8
	Fannie Mae Pool #AE1248 5.00% 2041[1]	11		13
	Fannie Mae Pool #AE1274 5.00% 2041[1]	9		10
	Fannie Mae Pool #AE1277 5.00% 2041[1]	5		6
	Fannie Mae Pool #AE1283 5.00% 2041[1]	3		4
	Fannie Mae Pool #AP7553 3.00% 2042[1]	402		430
	Fannie Mae Pool #AE1290 5.00% 2042[1]	6		7
	Fannie Mae Pool #AL3829 3.50% 2043[1]	64		70
	Fannie Mae Pool #AT7161 3.50% 2043[1]	29		31
	Fannie Mae Pool #AR1512 3.50% 2043[1]	14		15
	Fannie Mae Pool #AT0412 3.50% 2043[1]	7		8
	Fannie Mae Pool #AT3954 3.50% 2043[1]	4		4
	Fannie Mae Pool #AT0300 3.50% 2043[1]	3		3
	Fannie Mae Pool #AY1829 3.50% 2044[1]	5		6
	Fannie Mae Pool #AW8240 3.50% 2044[1]	1		1
	Fannie Mae Pool #BE5017 3.50% 2045[1]	36		39
	Fannie Mae Pool #BE5009 3.50% 2045[1]	29		31
	Fannie Mae Pool #BE8740 3.50% 2047[1]	33		36
	Fannie Mae Pool #BE8742 3.50% 2047[1]	10		11
	Fannie Mae Pool #BH2848 3.50% 2047[1]	5		5
	Fannie Mae Pool #BH2847 3.50% 2047[1]	3		4
	Fannie Mae Pool #BH2846 3.50% 2047[1]	4		4
	Fannie Mae Pool #BJ5015 4.00% 2047[1]	79		87
	Fannie Mae Pool #BH3122 4.00% 2047[1]	3		3
	Fannie Mae Pool #BM4488 3.398% 2048[1,4]	892		928
	Fannie Mae Pool #BJ4901 3.50% 2048[1]	23		25
	Fannie Mae Pool #CA2850 4.00% 2048[1]	91		102
	Fannie Mae Pool #BK6840 4.00% 2048[1]	51		55
	Fannie Mae Pool #BK5232 4.00% 2048[1]	40		44
	Fannie Mae Pool #BK9743 4.00% 2048[1]	14		15
	Fannie Mae Pool #BK7665 4.50% 2048[1]	336		373
	Fannie Mae Pool #BK0951 4.50% 2048[1]	257		288
	Fannie Mae Pool #CA2205 4.50% 2048[1]	67		72
	Fannie Mae Pool #BK9761 4.50% 2048[1]	14		15
	Fannie Mae Pool #CA4867 3.00% 2049[1,3]	4,614		5,010
	Fannie Mae Pool #CA4151 3.50% 2049[1]	318		350
	Fannie Mae Pool #BJ8411 3.50% 2049[1]	67		73
	Fannie Mae Pool #BJ8402 3.53% 2049[1,4]	178		185
	Fannie Mae Pool #CA5496 3.00% 2050[1]	9,365		10,214
	Fannie Mae Pool #MA4256 2.50% 2051[1]	7		7
	Freddie Mac Pool #A18781 5.00% 2034[1,3]	907		1,049
	Freddie Mac Pool #SB8083 1.50% 2036[1]	1,256		1,293
	Freddie Mac Pool #C91883 4.00% 2036[1]	3,471		3,792
	Freddie Mac Pool #840222 2.803% 2040[1,4]	363		382
	Freddie Mac Pool #Q18236 3.50% 2043[1]	29		31
	Freddie Mac Pool #Q19133 3.50% 2043[1]	18		20
	Freddie Mac Pool #Q17696 3.50% 2043[1]	16		18

218     American Funds Insurance Series

American Funds Mortgage Fund (formerly Mortgage Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency	Freddie Mac Pool #Q15874 4.00% 2043[1]	$2	$2
mortgage-backed	Freddie Mac Pool #760012 3.097% 2045[1,4]	83	86
obligations	Freddie Mac Pool #760014 3.116% 2045[1,4]	788	823
(continued)	Freddie Mac Pool #760013 3.162% 2045[1,4]	46	48
	Freddie Mac Pool #760015 2.849% 2047[1,4]	140	145
	Freddie Mac Pool #Q52069 3.50% 2047[1]	48	52
	Freddie Mac Pool #Q47615 3.50% 2047[1]	33	36
	Freddie Mac Pool #Q55056 3.50% 2048[1]	60	65
	Freddie Mac Pool #Q54709 3.50% 2048[1]	36	39
	Freddie Mac Pool #Q54701 3.50% 2048[1]	34	37
	Freddie Mac Pool #Q54782 3.50% 2048[1]	30	32
	Freddie Mac Pool #Q54781 3.50% 2048[1]	27	30
	Freddie Mac Pool #Q54700 3.50% 2048[1]	26	29
	Freddie Mac Pool #Q55060 3.50% 2048[1]	19	20
	Freddie Mac Pool #Q56591 3.50% 2048[1]	18	19
	Freddie Mac Pool #Q56590 3.50% 2048[1]	17	18
	Freddie Mac Pool #Q56589 3.50% 2048[1]	16	17
	Freddie Mac Pool #Q54698 3.50% 2048[1]	14	15
	Freddie Mac Pool #Q54699 3.50% 2048[1]	13	14
	Freddie Mac Pool #Q54831 3.50% 2048[1]	9	10
	Freddie Mac Pool #G67711 4.00% 2048[1]	440	486
	Freddie Mac Pool #Q56599 4.00% 2048[1]	57	63
	Freddie Mac Pool #Q56175 4.00% 2048[1]	43	47
	Freddie Mac Pool #Q55971 4.00% 2048[1]	38	42
	Freddie Mac Pool #Q55970 4.00% 2048[1]	19	21
	Freddie Mac Pool #Q58411 4.50% 2048[1]	116	129
	Freddie Mac Pool #Q58436 4.50% 2048[1]	52	59
	Freddie Mac Pool #Q58378 4.50% 2048[1]	43	48
	Freddie Mac Pool #Q57242 4.50% 2048[1]	31	34
	Freddie Mac Pool #RA1339 3.00% 2049[1]	3,063	3,282
	Freddie Mac Pool #RA1463 3.50% 2049[1]	216	238
	Freddie Mac Pool #QA2748 3.50% 2049[1]	29	32
	Freddie Mac Pool #SD7514 3.50% 2050[1,3]	10,578	11,378
	Freddie Mac, Series K030, Class A2, Multi Family, 3.25% 2023[1]	1,746	1,850
	Freddie Mac, Series K031, Class A2, Multi Family, 3.30% 2023[1]	4,722	5,026
	Freddie Mac, Series K083, Class A2, Multi Family, 4.05% 2028[1,4]	900	1,096
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[1]	1,257	1,348
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[1,4]	1,260	1,324
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[1,4]	1,032	1,084
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 2056[1]	136	149
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 2057[1]	722	783
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[1,4]	4,576	4,990
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[1]	2,640	2,861
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[1]	2,020	2,205
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[1]	1,097	1,198
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 2058[1]	42	46
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[1]	27	30
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[1]	5,765	6,099
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[1]	1,608	1,692
	Government National Mortgage Assn. 2.00% 2051[1,5]	18,325	19,101
	Government National Mortgage Assn. 2.50% 2051[1,5]	4,750	5,009
	Government National Mortgage Assn. 3.00% 2051[1,5]	150	157
	Government National Mortgage Assn. 3.50% 2051[1,5]	19	20
	Government National Mortgage Assn. 3.50% 2051[1,5]	18	20
	Government National Mortgage Assn. Pool #AH5894 3.75% 2034[1]	988	1,062
	Government National Mortgage Assn. Pool #AD0028 3.75% 2038[1]	663	714
	Government National Mortgage Assn. Pool #AH5897 3.75% 2039[1]	624	671
	Government National Mortgage Assn. Pool #004410 4.00% 2039[1]	60	62
	Government National Mortgage Assn. Pool #783690 6.00% 2039[1]	134	155

American Funds Insurance Series     219

American Funds Mortgage Fund (formerly Mortgage Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency	Government National Mortgage Assn. Pool #004823 4.00% 2040[1]	$141	$146
mortgage-backed	Government National Mortgage Assn. Pool #005142 4.50% 2041[1]	29	31
obligations	Government National Mortgage Assn. Pool #005104 5.00% 2041[1]	553	608
(continued)	Government National Mortgage Assn. Pool #005165 6.50% 2041[1]	145	167
	Government National Mortgage Assn. Pool #AA5326 3.50% 2042[1]	243	252
	Government National Mortgage Assn. Pool #MA0366 3.50% 2042[1]	210	217
	Government National Mortgage Assn. Pool #AA5526 3.50% 2042[1]	143	151
	Government National Mortgage Assn. Pool #AA7301 3.50% 2043[1]	1,338	1,493
	Government National Mortgage Assn. Pool #AD7278 3.50% 2043[1,3]	1,043	1,120
	Government National Mortgage Assn. Pool #AF0140 3.50% 2043[1]	237	251
	Government National Mortgage Assn. Pool #AD4360 3.50% 2043[1]	96	102
	Government National Mortgage Assn. Pool #AH5882 3.75% 2044[1]	532	587
	Government National Mortgage Assn. Pool #AH5884 4.25% 2044[1]	1,444	1,631
	Government National Mortgage Assn. Pool #MA3727 4.00% 2046[1]	463	487
	Government National Mortgage Assn. Pool #MA5877 4.50% 2049[1]	783	847
	Government National Mortgage Assn. Pool #MA6092 4.50% 2049[1]	336	362
	Government National Mortgage Assn. Pool #AO0409 4.55% 2065[1]	218	237
	Government National Mortgage Assn. Pool #AO0461 4.562% 2065[1]	118	128
	Government National Mortgage Assn. Pool #AN1825 4.573% 2065[1]	375	407
	Government National Mortgage Assn. Pool #AO0385 4.502% 2066[1]	836	920
	Government National Mortgage Assn. Pool #725897 5.20% 2066[1]	4	4
	Uniform Mortgage-Backed Security 1.50% 2036[1,5]	23,863	24,519
	Uniform Mortgage-Backed Security 1.50% 2036[1,5]	12,400	12,735
	Uniform Mortgage-Backed Security 2.00% 2036[1,5]	10,700	11,175
	Uniform Mortgage-Backed Security 2.00% 2051[1,5]	12,555	12,997
	Uniform Mortgage-Backed Security 2.00% 2051[1,5]	9,663	10,019
	Uniform Mortgage-Backed Security 2.50% 2051[1,5]	280	295
	Uniform Mortgage-Backed Security 2.50% 2051[1,5]	211	221
	Uniform Mortgage-Backed Security 3.00% 2051[1,5]	3,656	3,833
	Uniform Mortgage-Backed Security 3.50% 2051[1,5]	5,206	5,511
	Uniform Mortgage-Backed Security 4.00% 2051[1,5]	77	82
	Uniform Mortgage-Backed Security 4.50% 2051[1,5]	6,348	6,889
			205,560

Collateralized	Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[1,4,6]	464	472
mortgage-backed	Cascade Funding Mortgage Trust, Series 2019-HB1, Class A, 2.386% 2029[1,4,6]	221	223
obligations (privately	Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[1,4,6]	726	727
originated)	Cascade Funding Mortgage Trust, Series 2020-HB3, Class A, 2.812% 2030[1,4,6]	921	930
3.68%	Cascade Funding Mortgage Trust, Series 2020-HBA, Class A, 3.405% 2030[1,4,6]	217	220
	Finance of America HECM Buyout, Series 2020-HB1, Class A, 2.012% 2030[1,4,6]	449	453
	JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, 3.50% 2050[1,4,6]	534	557
	Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 0.898% 2052[1,4,6]	750	751
	Mello Warehouse Securitization Trust, Series 2020-2, Class A, (1-month USD-LIBOR + 0.80%) 0.996% 2053[1,4,6]	583	584
	Mello Warehouse Securitization Trust, Series 2020-1, Class A, (1-month USD-LIBOR + 0.90%) 1.048% 2053[1,4,6]	809	811
	Mortgage Repurchase Agreement Financing Trust, Series 2020-1, Class A1, (1-month USD-LIBOR + 2.00%) 2.149% 2022[1,4,6]	500	501
	Mortgage Repurchase Agreement Financing Trust, Series 2020-5, Class A1, (1-month USD-LIBOR + 1.00%) 1.149% 2023[1,4,6]	750	756
	Nationstar HECM Loan Trust, Series 2019-2A, Class A, 2.272% 2029[1,4,6]	268	269
	Nationstar HECM Loan Trust, Series 2019-1A, Class A, 2.651% 2029[1,4,6]	347	347
	Onslow Bay Financial LLC, Series 2020-INV1, Class A5, 3.50% 2049[1,4,6]	314	324
	RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[1,4,6]	806	811
	Starwood Mortgage Residential Trust, Series 2020-2, Class A1, 2.718% 2060[1,4,6]	395	403
	Station Place Securitization Trust, Series 2020-WL1, Class A, (1-month USD-LIBOR + 1.15%) 1.298% 2051[1,4,6]	750	751
	Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[1,4,6]	435	444

220     American Funds Insurance Series

American Funds Mortgage Fund (formerly Mortgage Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized	Towd Point Mortgage Trust, Series 2017-5, Class A1, 0.748% 2057[1,4,6]	$32	$32
mortgage-backed	Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 2057[1,4,6]	118	122
obligations (privately	Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 2057[1,4,6]	87	90
originated)	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 2057[1,4,6]	72	74
(continued)	Towd Point Mortgage Trust, Series 2015-2, Class 2A11, 3.00% 2057[1,4,6]	78	78
	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 2058[1,4,6]	185	194
	Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[1,6]	721	739
	Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[1]	93	94
			11,757

Commercial mortgage-backed	MRA Issuance Trust, Series 2020-10, Class A, (1-month USD-LIBOR + 1.75%) 2.25% 2021[1,4,6,7]	2,250	2,250
securities	Total mortgage-backed obligations		219,567
0.70%

U.S. Treasury bonds & notes 8.02%
U.S. Treasury	U.S. Treasury 0.375% 2025	200	200
6.74%	U.S. Treasury 0.625% 2030	2,000	1,949
	U.S. Treasury 1.25% 2050	6,655	6,036
	U.S. Treasury 1.375% 2050	6,150	5,755
	U.S. Treasury 1.625% 2050	7,640	7,604
			21,544

U.S. Treasury	U.S. Treasury Inflation-Protected Security 2.125% 2041[8]	131	205
inflation-protected	U.S. Treasury Inflation-Protected Security 0.75% 2042[3,8]	1,640	2,091
securities	U.S. Treasury Inflation-Protected Security 1.00% 2049[8]	1,268	1,788
1.28%			4,084
	Total U.S. Treasury bonds & notes		25,628

Asset-backed obligations 1.73%
	American Express Credit Account Master Trust, Series 2018-3, Class A, 0.479% 2025[1,4]	210	211
	CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[1,6]	635	648
	CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[1,6]	105	106
	Drivetime Auto Owner Trust, Series 2019-3, Class A, 2.55% 2022[1,6]	30	30
	Dryden Senior Loan Fund, Series 2014-33A, Class AR3, CLO, (3-month USD-LIBOR + 1.00%) 1.237% 2029[1,4,6]	250	250
	Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 2024[1,6]	1,000	1,022
	FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[1,6]	879	885
	Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A1, 2.23% 2024[1]	1,000	1,032
	GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A2B, 1.203% 2023[1,4]	116	117
	GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A3, 1.49% 2024[1]	74	76
	OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2060[1,4,6]	128	131
	Palmer Square Loan Funding, CLO, Series 2019-2, Class A1, (3-month USD-LIBOR + 0.97%) 1.188% 2027[1,4,6]	587	586
	Palmer Square Ltd., Series 2015-1A, Class A1R3, (3-month USD-LIBOR + 1.00%) 1.245% 2029[1,4,6]	330	330
	Symphony Ltd., CLO, Series 2013-12A, Class AR, (3-month USD-LIBOR + 1.03%) 1.267% 2025[1,4,6]	122	122
			5,546

American Funds Insurance Series     221

American Funds Mortgage Fund (formerly Mortgage Fund) (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Federal agency bonds & notes 0.09%
Fannie Mae 0.875% 2030	$300	$294
Total bonds, notes & other debt instruments (cost: $246,328,000)		251,035

Short-term securities 44.24%
Commercial paper 27.57%
Army and Air Force Exchange Service 0.11% due 1/7/2021[6]	8,300	8,299
Atlantic Asset Securitization LLC 0.16% due 1/11/2021[6]	6,600	6,600
Chariot Funding, LLC 0.16% due 1/11/2021[6]	5,000	5,000
CHARTA, LLC 0.17% due 1/19/2021[6]	8,000	7,999
Chevron Corp. 0.11% due 2/1/2021[6]	8,000	7,999
Emerson Electric Co. 0.11%–0.12% due 1/22/2021–2/22/2021[6]	7,804	7,803
ExxonMobil Corp. 0.10%–0.13% due 1/27/2021–2/22/2021	9,000	8,999
Johnson & Johnson 0% due 6/1/2021[6]	4,000	3,998
Kaiser Foundation Hospitals 0% due 5/4/2021	8,027	8,019
National Rural Utilities Cooperative Finance Corp. 0.12% due 2/4/2021	5,000	4,999
Old Line Funding, LLC 0.15% due 1/7/2021[6]	7,900	7,900
Paccar Financial Corp. 0.11%–0.12% due 1/11/2021–2/9/2021	9,000	8,999
Regents of the University of California 0.17% due 2/18/2021	1,500	1,500
		88,114

Federal agency bills & notes 16.67%
Federal Farm Credit Banks 0.07%–0.10% due 1/20/2021–5/12/2021	23,100	23,092
Federal Home Loan Bank 0.07%–0.09% due 1/4/2021–3/5/2021	30,200	30,198
		53,290
Total short-term securities (cost: $141,410,000)		141,404

Total investment securities 122.78% (cost: $387,738,000)		392,439
Other assets less liabilities (22.78)%		(72,820)
Net assets 100.00%		$319,619

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[9] (000)	Value at 12/31/2020[10] (000)	Unrealized (depreciation) appreciation at 12/31/2020 (000)
90 Day Euro Dollar Futures	Short	123	March 2021	$(30,750)	$(30,698)	$(15)
5 Year U.S. Treasury Note Futures	Long	7	April 2021	700	883	1
10 Year U.S. Treasury Note Futures	Long	23	March 2021	2,300	3,176	5
10 Year Ultra U.S. Treasury Note Futures	Short	122	March 2021	(12,200)	(19,076)	44
20 Year U.S. Treasury Bond Futures	Long	4	March 2021	400	693	(6)
30 Year Ultra U.S. Treasury Bond Futures	Short	3	March 2021	(300)	(640)	4
						$33

222     American Funds Insurance Series

American Funds Mortgage Fund (formerly Mortgage Fund) (continued)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2020 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 12/31/2020 (000)
3-month USD-LIBOR	0.243%	5/2/2024	$33,400	$18	$22	$(4)
U.S. EFFR	0.11%	5/18/2024	9,400	11	—	11
U.S. EFFR	0.1275%	6/25/2025	4,400	17	—	17
U.S. EFFR	0.105%	6/30/2025	4,300	22	—	22
U.S. EFFR	0.0975%	6/30/2025	2,387	13	—	13
U.S. EFFR	0.106%	6/30/2025	1,913	9	—	9
3-month USD-LIBOR	0.32%	9/23/2025	3,600	13	—	13
3-month USD-LIBOR	0.81%	7/28/2045	5,700	696	16	680
3-month USD-LIBOR	0.811%	7/27/2050	3,000	453	—	453
					$38	$1,214

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $2,200,000, which represented .69% of the net assets of the fund.
[4]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[5]	Purchased on a TBA basis.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $73,621,000, which represented 23.03% of the net assets of the fund.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $2,250,000, which represented .70% of the net assets of the fund.
[8]	Index-linked bond whose principal amount moves with a government price index.
[9]	Notional amount is calculated based on the number of contracts and notional contract size.
[10]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

CLO = Collateralized Loan Obligations
EFFR = Effective Federal Funds Rate
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series     223

Ultra-Short Bond Fund

Investment portfolio December 31, 2020

Short-term securities 99.10%	Principal amount (000)	Value (000)
Commercial paper 71.47%
Alberta (Province of) 0.16% due 1/15/2021[1]	$3,000	$3,000
Alberta (Province of) 0.16% due 2/8/2021[1]	6,700	6,699
Apple Inc. 0.12% due 1/8/2021[1]	10,000	10,000
Army and Air Force Exchange Service 0.10% due 1/8/2021[1]	10,000	9,999
Bank of Nova Scotia 0.20% due 1/26/2021[1]	8,000	7,999
British Columbia (Province of) 0.10% due 1/7/2021	8,600	8,600
Caisse d’Amortissement de la Dette Sociale 0.17% due 1/20/2021	10,000	9,999
Canadian Imperial Bank of Commerce 0.17% due 1/13/2021[1]	8,300	8,300
Chariot Funding, LLC 0.16% due 1/6/2021[1]	10,000	10,000
CHARTA, LLC 0.16% due 1/6/2021[1]	10,000	10,000
DBS Bank Ltd. 0.19% due 1/4/2021[1]	10,000	10,000
Denmark (Kingdom of) 0.13% due 1/25/2021	10,000	9,999
Emerson Electric Co. 0.11% due 2/2/2021[1]	7,000	6,999
Equinor ASA 0.17% due 2/23/2021[1]	7,500	7,498
European Investment Bank 0.14% due 1/21/2021	9,500	9,499
ExxonMobil Corp. 0.09% due 1/22/2021	4,100	4,100
Fairway Finance Company, LLC 0.15% due 1/21/2021[1]	3,700	3,700
FMS Wertmanagement 0.21% due 3/10/2021[1]	8,000	7,997
L’Oréal USA, Inc. 0.08% due 1/19/2021[1]	2,800	2,800
LVMH Moët Hennessy Louis Vuitton Inc. 0.21% due 3/22/2021[1]	9,500	9,496
Merck & Co. Inc. 0.09% due 2/9/2021[1]	10,000	9,999
National Rural Utilities Cooperative Finance Corp. 0.11% due 1/7/2021	9,000	9,000
NRW.Bank 0.15% due 1/6/2021[1]	5,000	5,000
OMERS Finance Trust 0.13% due 1/5/2021	9,000	9,000
Paccar Financial Corp. 0.10% due 1/13/2021	3,500	3,500
Paccar Financial Corp. 0.11% due 1/14/2021	2,500	2,500
Shell International Finance BV 0.20% due 5/25/2021[1]	7,000	6,994
Siemens Capital Co. LLC 0.11% due 1/5/2021[1]	4,000	4,000
Sumitomo Mitsui Banking Corp. 0.21% due 2/23/2021[1]	7,500	7,498
Thunder Bay Funding, LLC 0.17% due 1/25/2021[1]	10,000	9,999
Toronto-Dominion Bank 0.21% due 1/28/2021[1]	10,000	9,999
Total Capital Canada Ltd. 0.19% due 2/17/2021[1]	5,700	5,699
Total Capital Canada Ltd. 0.19% due 2/23/2021[1]	4,000	3,999
Toyota Industries Commercial Finance, Inc. 0.16% due 1/15/2021[1]	9,698	9,698
Unilever Capital Corp. 0.12% due 1/26/2021[1]	5,000	5,000
Victory Receivables Corp. 0.19% due 2/22/2021[1]	10,000	9,997
		268,566

Federal agency bills & notes 16.21%
Federal Farm Credit Banks 0.07% due 1/20/2021	5,000	5,000
Federal Farm Credit Banks 0.08% due 5/14/2021	5,000	4,998
Federal Home Loan Bank 0.09% due 1/6/2021	6,700	6,700
Federal Home Loan Bank 0.07% due 1/22/2021	8,000	8,000
Federal Home Loan Bank 0.10% due 1/27/2021	10,000	9,999
Federal Home Loan Bank 0.08% due 2/5/2021	5,000	5,000
Federal Home Loan Bank 0.08% due 2/8/2021	9,700	9,699
Federal Home Loan Bank 0.08% due 2/10/2021	11,500	11,499
		60,895

224     American Funds Insurance Series

Ultra-Short Bond Fund (continued)

Short-term securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury bills 11.42%
U.S. Treasury 0.09% due 1/5/2021	$6,600	$6,600
U.S. Treasury 0.09% due 2/4/2021	11,600	11,599
U.S. Treasury 0.09% due 2/16/2021	8,000	8,000
U.S. Treasury 0.09% due 3/4/2021	2,800	2,799
U.S. Treasury 0.09% due 3/9/2021	3,800	3,800
U.S. Treasury 0.10% due 4/13/2021	10,100	10,098
		42,896
Total short-term securities (cost: $372,351,000)		372,357

Total investment securities 99.10% (cost: $372,351,000)		372,357
Other assets less liabilities 0.90%		3,392
Net assets 100.00%		$375,749

[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $202,368,000, which represented 53.86% of the net assets of the fund.

See notes to financial statements.

American Funds Insurance Series     225

U.S. Government/AAA-Rated Securities Fund

Investment portfolio December 31, 2020

Bonds, notes & other debt instruments 81.82%		Principal amount (000)	Value (000)
Mortgage-backed obligations 35.15%
Federal agency	Fannie Mae Pool #257104 6.50% 2028[1]	$97	$108
mortgage-backed	Fannie Mae Pool #695412 5.00% 2033[1]	1	1
obligations	Fannie Mae Pool #AD3566 5.00% 2035[1]	8	9
35.10%	Fannie Mae Pool #MA4228 1.50% 2036[1]	24,617	25,343
	Fannie Mae Pool #MA4229 2.00% 2036[1]	1,731	1,811
	Fannie Mae Pool #MA2746 4.00% 2036[1]	2,283	2,487
	Fannie Mae Pool #MA2588 4.00% 2036[1]	1,234	1,344
	Fannie Mae Pool #256860 6.50% 2037[1]	20	23
	Fannie Mae Pool #888698 7.00% 2037[1]	44	51
	Fannie Mae Pool #256828 7.00% 2037[1]	4	5
	Fannie Mae Pool #970343 6.00% 2038[1]	15	16
	Fannie Mae Pool #AC0794 5.00% 2039[1]	38	44
	Fannie Mae Pool #931768 5.00% 2039[1]	6	8
	Fannie Mae Pool #932606 5.00% 2040[1]	20	23
	Fannie Mae Pool #AJ1873 4.00% 2041[1]	29	33
	Fannie Mae Pool #AI1862 5.00% 2041[1]	613	713
	Fannie Mae Pool #AI3510 5.00% 2041[1]	361	419
	Fannie Mae Pool #AJ0704 5.00% 2041[1]	327	380
	Fannie Mae Pool #AJ5391 5.00% 2041[1]	187	216
	Fannie Mae Pool #AE1248 5.00% 2041[1]	45	52
	Fannie Mae Pool #AE1274 5.00% 2041[1]	36	42
	Fannie Mae Pool #AE1277 5.00% 2041[1]	21	24
	Fannie Mae Pool #AE1283 5.00% 2041[1]	13	14
	Fannie Mae Pool #AP7553 3.00% 2042[1]	3,453	3,695
	Fannie Mae Pool #AE1290 5.00% 2042[1]	25	29
	Fannie Mae Pool #AL3829 3.50% 2043[1]	257	281
	Fannie Mae Pool #AT7161 3.50% 2043[1]	114	124
	Fannie Mae Pool #AR1512 3.50% 2043[1]	55	60
	Fannie Mae Pool #AT0412 3.50% 2043[1]	28	30
	Fannie Mae Pool #AT3954 3.50% 2043[1]	15	16
	Fannie Mae Pool #AT0300 3.50% 2043[1]	12	12
	Fannie Mae Pool #BM6240 2.754% 2044[1,2]	810	846
	Fannie Mae Pool #AY1829 3.50% 2044[1]	20	22
	Fannie Mae Pool #AW8240 3.50% 2044[1]	4	4
	Fannie Mae Pool #BE5017 3.50% 2045[1]	142	155
	Fannie Mae Pool #BE5009 3.50% 2045[1]	115	124
	Fannie Mae Pool #MA3120 3.50% 2047[1]	5,723	6,075
	Fannie Mae Pool #BE8740 3.50% 2047[1]	132	144
	Fannie Mae Pool #BE8742 3.50% 2047[1]	39	43
	Fannie Mae Pool #BH2848 3.50% 2047[1]	20	22
	Fannie Mae Pool #BH2846 3.50% 2047[1]	16	17
	Fannie Mae Pool #BH2847 3.50% 2047[1]	13	14
	Fannie Mae Pool #BJ5015 4.00% 2047[1]	315	347
	Fannie Mae Pool #BH2597 4.00% 2047[1]	10	11
	Fannie Mae Pool #BH3122 4.00% 2047[1]	10	11
	Fannie Mae Pool #BM3788 3.50% 2048[1]	8,392	9,169
	Fannie Mae Pool #FM3164 3.50% 2048[1]	4,066	4,291
	Fannie Mae Pool #BJ4901 3.50% 2048[1]	91	99
	Fannie Mae Pool #CA2850 4.00% 2048[1]	363	406
	Fannie Mae Pool #BK6840 4.00% 2048[1]	202	222
	Fannie Mae Pool #BK5232 4.00% 2048[1]	162	178
	Fannie Mae Pool #BK9743 4.00% 2048[1]	56	61
	Fannie Mae Pool #MA3416 4.50% 2048[1]	4,016	4,361
	Fannie Mae Pool #BK7665 4.50% 2048[1]	1,345	1,493
	Fannie Mae Pool #BK0951 4.50% 2048[1]	1,027	1,150
	Fannie Mae Pool #BK9761 4.50% 2048[1]	54	60
	Fannie Mae Pool #CA1909 4.50% 2048[1]	49	53
	Fannie Mae Pool #CA4151 3.50% 2049[1]	1,271	1,401
	Fannie Mae Pool #FM1062 3.50% 2049[1]	774	853
	Fannie Mae Pool #FM1443 3.50% 2049[1]	646	709
	Fannie Mae Pool #BJ8411 3.50% 2049[1]	267	293

226     American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency	Fannie Mae Pool #CA5229 3.00% 2050[1]	$27,582		$29,859
mortgage-backed	Fannie Mae Pool #FM2179 3.00% 2050[1]	10,829		11,643
obligations	Fannie Mae Pool #FM3834 4.50% 2050[1]	2,462		2,660
(continued)	Fannie Mae Pool #MA4256 2.50% 2051[1]	11		12
	Fannie Mae, Series 2001-4, Class NA, 9.011% 2025[1,2]	—	[3]	—	[3]
	Fannie Mae, Series 2001-4, Class GA, 9.081% 2025[1,2]	—	[3]	—	[3]
	Fannie Mae, Series 2012-M2, Class A2, Multi Family, 2.717% 2022[1]	444		452
	Fannie Mae, Series 2012-M3, Class 1A2, Multi Family, 3.044% 2022[1]	460		470
	Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.128% 2023[1,2]	625		660
	Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 2024[1,2]	1,292		1,397
	Freddie Mac Pool #SB8083 1.50% 2036[1]	2,805		2,887
	Freddie Mac Pool #SB8084 2.00% 2036[1]	996		1,042
	Freddie Mac Pool #1H1354 2.442% 2036[1,2]	137		145
	Freddie Mac Pool #C03518 5.00% 2040[1]	590		686
	Freddie Mac Pool #G06459 5.00% 2041[1]	1,175		1,367
	Freddie Mac Pool #Q18236 3.50% 2043[1]	115		125
	Freddie Mac Pool #Q19133 3.50% 2043[1]	73		79
	Freddie Mac Pool #Q17696 3.50% 2043[1]	64		70
	Freddie Mac Pool #841039 3.54% 2043[1,2]	832		861
	Freddie Mac Pool #Q23190 4.00% 2043[1]	277		308
	Freddie Mac Pool #Q15874 4.00% 2043[1]	7		7
	Freddie Mac Pool #Q28558 3.50% 2044[1]	345		378
	Freddie Mac Pool #760014 3.116% 2045[1,2]	630		658
	Freddie Mac Pool #Q52069 3.50% 2047[1]	192		209
	Freddie Mac Pool #Q47615 3.50% 2047[1]	90		99
	Freddie Mac Pool #ZM4352 3.50% 2047[1]	17		18
	Freddie Mac Pool #Q55056 3.50% 2048[1]	239		259
	Freddie Mac Pool #Q54709 3.50% 2048[1]	144		156
	Freddie Mac Pool #Q54701 3.50% 2048[1]	135		147
	Freddie Mac Pool #Q54782 3.50% 2048[1]	118		129
	Freddie Mac Pool #Q54781 3.50% 2048[1]	110		120
	Freddie Mac Pool #Q54700 3.50% 2048[1]	105		115
	Freddie Mac Pool #Q55060 3.50% 2048[1]	74		80
	Freddie Mac Pool #Q56591 3.50% 2048[1]	70		75
	Freddie Mac Pool #Q56590 3.50% 2048[1]	67		73
	Freddie Mac Pool #Q56589 3.50% 2048[1]	64		70
	Freddie Mac Pool #Q54698 3.50% 2048[1]	55		61
	Freddie Mac Pool #Q54699 3.50% 2048[1]	51		56
	Freddie Mac Pool #Q54831 3.50% 2048[1]	38		42
	Freddie Mac Pool #G67711 4.00% 2048[1]	2,642		2,914
	Freddie Mac Pool #Q56599 4.00% 2048[1]	228		250
	Freddie Mac Pool #Q56175 4.00% 2048[1]	171		188
	Freddie Mac Pool #Q55971 4.00% 2048[1]	152		168
	Freddie Mac Pool #Q56576 4.00% 2048[1]	118		126
	Freddie Mac Pool #Q55970 4.00% 2048[1]	75		83
	Freddie Mac Pool #Q58411 4.50% 2048[1]	464		516
	Freddie Mac Pool #Q58436 4.50% 2048[1]	209		234
	Freddie Mac Pool #Q58378 4.50% 2048[1]	174		191
	Freddie Mac Pool #Q57242 4.50% 2048[1]	122		134
	Freddie Mac Pool #ZT0522 4.50% 2048[1]	61		66
	Freddie Mac Pool #ZS4774 4.50% 2048[1]	56		61
	Freddie Mac Pool #RA1463 3.50% 2049[1]	864		953
	Freddie Mac Pool #QA0284 3.50% 2049[1]	372		408
	Freddie Mac Pool #RA1580 3.50% 2049[1]	299		332
	Freddie Mac Pool #QA2748 3.50% 2049[1]	115		127
	Freddie Mac Pool #RA2236 4.50% 2049[1]	733		796
	Freddie Mac Pool #QA4453 4.50% 2049[1]	47		51
	Freddie Mac Pool #QA8801 3.00% 2050[1]	16,922		18,221
	Freddie Mac, Series 1567, Class A, (1-month USD-LIBOR + 0.40%) 0.559% 2023[1,2]	6		6
	Freddie Mac, Series K031, Class A1, Multi Family, 2.778% 2022[1]	202		206
	Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[1]	788		811

American Funds Insurance Series     227

U.S. Government/AAA-Rated Securities Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency	Freddie Mac, Series K029, Class A2, Multi Family, 3.32% 2023[1]	$200	$212
mortgage-backed	Freddie Mac, Series K035, Class A2, Multi Family, 3.458% 2023[1,2]	2,565	2,757
obligations	Freddie Mac, Series K034, Class A2, Multi Family, 3.531% 2023[1]	2,745	2,955
(continued)	Freddie Mac, Series K040, Class A2, Multi Family, 3.241% 2024[1]	2,000	2,197
	Freddie Mac, Series K038, Class A2, Multi Family, 3.389% 2024[1]	6,895	7,513
	Freddie Mac, Series K063, Class A2, Multi Family, 3.43% 2027[1]	1,080	1,243
	Freddie Mac, Series K095, Class A1, Multi Family, 2.631% 2028[1]	518	566
	Freddie Mac, Series K081, Class A2, Multi Family, 3.90% 2028[1,2]	4,200	5,055
	Freddie Mac, Series K082, Class A2, Multi Family, 3.92% 2028[1,2]	3,300	3,985
	Freddie Mac, Series K083, Class A2, Multi Family, 4.05% 2028[1,2]	3,500	4,261
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[1]	8,362	8,970
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[1,2]	7,932	8,337
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[1,2]	7,589	7,975
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 2056[1]	2,298	2,466
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 2056[1]	447	491
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 2057[1]	2,367	2,567
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[1,2]	4,382	4,778
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[1]	7,399	8,080
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[1]	5,672	6,145
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[1]	2,723	2,973
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA, 3.50% 2057[1]	1,183	1,279
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[1]	4,700	5,122
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 2058[1]	2,695	2,943
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 2058[1]	1,400	1,522
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 2058[1]	1,005	1,097
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[1]	589	648
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[1]	5,350	5,708
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[1]	33,151	35,072
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[1]	7,871	8,284
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[1]	9,710	10,277
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 2030[1]	3,111	3,210
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 2030[1]	535	555
	Government National Mortgage Assn. 5.50% 2038[1]	162	185
	Government National Mortgage Assn. 5.50% 2038[1]	46	51
	Government National Mortgage Assn. 2.00% 2051[1,4]	11,627	12,139
	Government National Mortgage Assn. 2.00% 2051[1,4]	9,780	10,194
	Government National Mortgage Assn. 2.50% 2051[1,4]	460	485
	Government National Mortgage Assn. 3.00% 2051[1,4]	800	837
	Government National Mortgage Assn. 3.50% 2051[1,4]	22,750	24,105
	Government National Mortgage Assn. 3.50% 2051[1,4]	22,662	23,998
	Government National Mortgage Assn. Pool #699537 5.50% 2038[1]	94	105
	Government National Mortgage Assn. Pool #700778 5.50% 2038[1]	25	29
	Government National Mortgage Assn. Pool #782365 6.00% 2038[1]	149	179
	Government National Mortgage Assn. Pool #004269 6.50% 2038[1]	260	305
	Government National Mortgage Assn. Pool #698406 5.00% 2039[1]	317	359
	Government National Mortgage Assn. Pool #783690 6.00% 2039[1]	134	155
	Government National Mortgage Assn. Pool #783689 5.50% 2040[1]	3,959	4,560
	Government National Mortgage Assn. Pool #783687 4.50% 2041[1]	880	952
	Government National Mortgage Assn. Pool #783688 5.00% 2041[1]	1,546	1,743
	Government National Mortgage Assn. Pool #MA0533 3.00% 2042[1]	32	35
	Government National Mortgage Assn. Pool #MA1012 3.50% 2043[1]	1,119	1,223
	Government National Mortgage Assn. Pool #MA5764 4.50% 2049[1]	10,111	10,944
	Government National Mortgage Assn. Pool #MA5877 4.50% 2049[1]	4,528	4,898
	Government National Mortgage Assn. Pool #MA6092 4.50% 2049[1]	769	829
	Government National Mortgage Assn. Pool #MA7052 2.50% 2050[1]	6,040	6,400
	Uniform Mortgage-Backed Security 1.50% 2036[1,4]	119,476	122,702

228     American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency	Uniform Mortgage-Backed Security 1.50% 2036[1,4]	$89,298		$91,755
mortgage-backed	Uniform Mortgage-Backed Security 2.00% 2036[1,4]	70,158		73,272
obligations	Uniform Mortgage-Backed Security 2.00% 2051[1,4]	16,809		17,401
(continued)	Uniform Mortgage-Backed Security 2.00% 2051[1,4]	9,414		9,761
	Uniform Mortgage-Backed Security 2.50% 2051[1,4]	451		474
	Uniform Mortgage-Backed Security 2.50% 2051[1,4]	339		357
	Uniform Mortgage-Backed Security 3.00% 2051[1,4]	2		2
	Uniform Mortgage-Backed Security 3.50% 2051[1,4]	20,663		21,871
				755,912

Collateralized	Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[1]	1,050		1,063
mortgage-backed	Total mortgage-backed obligations			756,975
obligations
0.05%

U.S. Treasury bonds & notes 30.83%
U.S. Treasury	U.S. Treasury 1.375% 2022	3,100		3,142
24.25%	U.S. Treasury 1.75% 2022	32,093		32,831
	U.S. Treasury 2.125% 2023	—	[3]	—	[3]
	U.S. Treasury 2.875% 2023	5,000		5,394
	U.S. Treasury 0.25% 2025	65,000		64,801
	U.S. Treasury 0.25% 2025	4,000		3,984
	U.S. Treasury 0.375% 2025	10,000		10,013
	U.S. Treasury 1.625% 2026	10,000		10,665
	U.S. Treasury 0.50% 2027	5,314		5,280
	U.S. Treasury 0.625% 2030	1,175		1,145
	U.S. Treasury 1.125% 2040	10,750		10,176
	U.S. Treasury 1.125% 2040	7,000		6,644
	U.S. Treasury 2.50% 2046	5,400		6,453
	U.S. Treasury 2.50% 2046	3,900		4,659
	U.S. Treasury 2.875% 2046	2,700		3,450
	U.S. Treasury 2.25% 2049[5]	25,700		29,416
	U.S. Treasury 2.375% 2049	13,000		15,271
	U.S. Treasury 2.875% 2049[5]	26,000		33,565
	U.S. Treasury 3.00% 2049[5]	22,500		29,670
	U.S. Treasury 1.25% 2050[5]	46,500		42,173
	U.S. Treasury 1.375% 2050[5]	100,000		93,575
	U.S. Treasury 1.625% 2050[5]	110,500		109,973
				522,280

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.125% 2021[6]	65,918		66,164
inflation-protected	U.S. Treasury Inflation-Protected Security 0.125% 2022[6]	6,097		6,209
securities	U.S. Treasury Inflation-Protected Security 0.125% 2030[6]	27,420		30,761
6.58%	U.S. Treasury Inflation-Protected Security 0.125% 2030[6]	6,222		6,940
	U.S. Treasury Inflation-Protected Security 2.125% 2041[6]	369		579
	U.S. Treasury Inflation-Protected Security 0.75% 2042[5,6]	15,199		19,375
	U.S. Treasury Inflation-Protected Security 1.00% 2049[6]	8,278		11,674
				141,702
	Total U.S. Treasury bonds & notes			663,982

Federal agency bonds & notes 15.84%
	Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012 LLC 2.646% 2026	483		508
	Fannie Mae 1.25% 2021	2,900		2,921
	Fannie Mae 2.875% 2023	36,000		38,605
	Fannie Mae 0.625% 2025	10,000		10,116

American Funds Insurance Series     229

U.S. Government/AAA-Rated Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Federal agency bonds & notes (continued)
Fannie Mae 0.75% 2027	$2,900	$2,916
Fannie Mae 0.875% 2030	8,600	8,438
Fannie Mae 7.125% 2030	2,000	3,059
Federal Farm Credit Banks 0.375% 2022	1,500	1,505
Federal Home Loan Bank 3.375% 2023	16,715	18,125
Federal Home Loan Bank 3.25% 2028	6,500	7,745
Federal Home Loan Bank 5.50% 2036	300	464
Freddie Mac 2.375% 2021	40,000	40,108
Private Export Funding Corp. 3.266% 2021[7]	34,000	34,886
Private Export Funding Corp. 3.55% 2024	3,190	3,500
Small Business Administration, Series 2001-20F, 6.44% 2021	7	7
Tennessee Valley Authority, Series A, 3.875% 2021	32,975	33,117
Tennessee Valley Authority 0.75% 2025	1,800	1,828
Tennessee Valley Authority 2.875% 2027	5,000	5,639
Tennessee Valley Authority 4.65% 2035	1,780	2,472
Tennessee Valley Authority 5.88% 2036	875	1,340
Tennessee Valley Authority, Series A, 4.625% 2060	250	391
TVA Southaven 3.846% 2033	1,112	1,214
U.S. Agency for International Development, Iraq (State of) 2.149% 2022	3,370	3,439
U.S. Agency for International Development, Jordan (Kingdom of) 2.578% 2022	41,500	42,998
U.S. Agency for International Development, Jordan (Kingdom of) 3.00% 2025	14,779	16,354
U.S. Agency for International Development, Morocco (Kingdom of) 7.55% 2026	2,669	3,168
U.S. Agency for International Development, Tunisia (Kingdom of) 1.416% 2021	1,500	1,513
U.S. Agency for International Development, Ukraine 1.471% 2021	2,210	2,234
U.S. Department of Housing and Urban Development, Series 2015-A-7, 2.35% 2021	3,750	3,799
U.S. Department of Housing and Urban Development, Series 2015-A-8, 2.45% 2022	6,000	6,212
U.S. Department of Housing and Urban Development, Series 2015-A-9, 2.80% 2023	1,500	1,599
U.S. Department of Housing and Urban Development, Series 2015-A-10, 2.85% 2024	2,250	2,455
U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 2025	2,640	2,892
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 2026	2,625	2,889
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 2027	11,482	12,649
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 2028	3,856	4,259
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 2029	2,650	2,934
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 2030	2,482	2,729
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 2031	2,475	2,726
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 2032	2,377	2,621
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 2033	2,059	2,275
U.S. Department of Housing and Urban Development, Series 2015-A-20, 3.70% 2034	651	720
U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp. 3.82% 2032	833	994
U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp. 3.938% 2032	681	792
		341,155
Total bonds, notes & other debt instruments (cost: $1,717,324,000)		1,762,112

Short-term securities 33.97%
Commercial paper 25.22%
Amazon.com, Inc. 0.08% due 1/25/2021[7]	15,000	14,999
Apple Inc. 0.10%–0.11% due 1/21/2021–1/29/2021[7]	40,700	40,698
Army and Air Force Exchange Service 0.11% due 1/7/2021[7]	11,700	11,699
Atlantic Asset Securitization LLC 0.16% due 1/11/2021[7]	12,000	11,999
CAFCO, LLC 0.16% due 1/4/2021[7]	25,000	25,000
Chariot Funding, LLC 0.16%–0.20% due 1/11/2021–2/12/2021[7]	46,000	45,992
Chevron Corp. 0.08%–0.12% due 1/7/2021–2/26/2021[7]	46,800	46,794
CRC Funding, LLC 0.16%–0.17% due 1/4/2021–1/22/2021[7]	35,000	34,997
Emerson Electric Co. 0.12%–0.13% due 1/14/2021–1/26/2021[7]	52,650	52,647
ExxonMobil Corp. 0.12%–0.15% due 1/5/2021–2/17/2021	45,000	44,996

230     American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund (continued)

Short-term securities (continued)	Principal amount (000)	Value (000)
Commercial paper (continued)
Johnson & Johnson 0.11% due 6/1/2021[7]	$26,000	$25,985
Kaiser Foundation Hospitals 0.18% due 5/4/2021	17,000	16,983
Merck & Co. Inc. 0.09%–0.12% due 1/22/2021–2/19/2021[7]	46,000	45,995
National Rural Utilities Cooperative Finance Corp. 0.12% due 2/4/2021	10,000	9,999
Paccar Financial Corp. 0.11%–0.12% due 1/19/2021–2/3/2021	33,500	33,498
PepsiCo Inc. 0.15% due 3/1/2021[7]	3,000	2,999
Pfizer Inc. 0.10% due 1/7/2021[7]	28,800	28,800
Regents of the University of California 0.17% due 2/18/2021	18,500	18,496
Sumitomo Mitsui Banking Corp. 0.15% due 2/3/2021[7]	30,500	30,496
		543,072

Federal agency bills & notes 8.29%
Federal Farm Credit Banks 0.07%–0.10% due 1/7/2021–5/5/2021	83,300	83,289
Federal Home Loan Bank 0.07%–0.09% due 1/4/2021–2/9/2021	95,200	95,195
		178,484

U.S. Treasury bills 0.46%
U.S. Treasury 0.09% due 1/14/2021	10,000	10,000
Total short-term securities (cost: $731,564,000)		731,556

Total investment securities 115.79% (cost: $2,448,888,000)		2,493,668
Other assets less liabilities (15.79)%		(340,011)
Net assets 100.00%		$2,153,657

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[8] (000)	Value at 12/31/2020[9] (000)	Unrealized appreciation (depreciation) at 12/31/2020 (000)
30 Day Federal Funds Futures	Short	759	January 2021	$(316,275)	$(316,022)	$173
90 Day Euro Dollar Futures	Short	1,703	March 2021	(425,750)	(425,026)	(173)
2 Year U.S. Treasury Note Futures	Short	195	April 2021	(39,000)	(43,090)	(41)
5 Year U.S. Treasury Note Futures	Long	1,142	April 2021	114,200	144,079	307
10 Year U.S. Treasury Note Futures	Short	1,087	March 2021	(108,700)	(150,091)	(178)
10 Year Ultra U.S. Treasury Note Futures	Short	2,164	March 2021	(216,400)	(338,362)	755
20 Year U.S. Treasury Bond Futures	Long	214	March 2021	21,400	37,062	(336)
30 Year Ultra U.S. Treasury Bond Futures	Long	695	March 2021	69,500	148,426	(547)
						$(40)

American Funds Insurance Series     231

U.S. Government/AAA-Rated Securities Fund (continued)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2020 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2020 (000)
2.5775%	U.S. EFFR	7/16/2022	$181,639	$4,629	$—	$4,629
1.2525%	U.S. EFFR	2/14/2023	156,941	3,951	—	3,951
U.S. EFFR	0.11%	5/18/2024	163,600	187	—	187
U.S. EFFR	0.1275%	6/25/2025	48,600	188	—	188
U.S. EFFR	0.126%	6/25/2025	20,100	79	—	79
U.S. EFFR	0.106%	6/30/2025	35,063	173	—	173
U.S. EFFR	0.105%	6/30/2025	28,500	142	—	142
U.S. EFFR	0.0975%	6/30/2025	15,429	82	—	82
3-month USD-LIBOR	1.867%	7/11/2025	49,400	(2,059)	—	(2,059)
2.91%	3-month USD-LIBOR	2/1/2028	16,000	1,613	—	1,613
2.908%	3-month USD-LIBOR	2/1/2028	16,000	1,611	—	1,611
2.925%	3-month USD-LIBOR	2/1/2028	12,800	1,300	—	1,300
2.92%	3-month USD-LIBOR	2/2/2028	12,200	1,236	—	1,236
U.S. EFFR	0.5385%	3/26/2030	49,000	658	—	658
0.913%	3-month USD-LIBOR	6/9/2030	31,000	93	—	93
U.S. EFFR	0.666%	11/19/2030	15,500	107	—	107
3-month USD-LIBOR	2.986%	2/1/2038	7,800	(892)	—	(892)
3-month USD-LIBOR	2.9625%	2/1/2038	9,800	(1,100)	—	(1,100)
3-month USD-LIBOR	2.963%	2/1/2038	9,800	(1,100)	—	(1,100)
0.833%	3-month USD-LIBOR	4/3/2040	15,800	(1,319)	—	(1,319)
3-month USD-LIBOR	0.81%	7/28/2045	87,600	10,704	(52)	10,756
0.8235%	3-month USD-LIBOR	4/24/2050	5,300	(776)	—	(776)
3-month USD-LIBOR	0.811%	7/27/2050	52,500	7,921	—	7,921
					$(52)	$27,480

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[3]	Amount less than one thousand.
[4]	Purchased on a TBA basis.
[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $22,183,000, which represented 1.03% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $453,986,000, which represented 21.08% of the net assets of the fund.
[8]	Notional amount is calculated based on the number of contracts and notional contract size.
[9]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

EFFR = Effective Federal Funds Rate

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

232     American Funds Insurance Series

Managed Risk Growth Fund

Investment portfolio December 31, 2020

Growth funds 80.18%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	3,764,738	$452,559
Total growth funds (cost: $296,745,000)		452,559

Fixed income funds 15.04%
American Funds Insurance Series – Bond Fund, Class 1	7,142,308	84,922
Total fixed income funds (cost: $84,212,000)		84,922

Short-term securities 4.84%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[1]	27,316,055	27,316
Total short-term securities (cost: $27,316,000)		27,316

Total investment securities 100.06% (cost: $408,273,000)		564,797
Other assets less liabilities (0.06)%		(351)
Net assets 100.00%		$564,446

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[2] (000)	Value at 12/31/2020[3] (000)	Unrealized appreciation at 12/31/2020 (000)
5 Year U.S. Treasury Note Futures	Long	242	March 2021	$24,200	$30,532	$69

Investments in affiliates4

	Value of affiliates at 1/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 12/31/2020 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 80.18%
American Funds Insurance Series – Growth Fund, Class 1	$358,426	$260,676	$327,558	$49,300	$111,715	$452,559	$2,083	$9,098

Fixed income funds 15.04%
American Funds Insurance Series – Bond Fund, Class 1	66,685	100,237	84,848	4,035	(1,187)	84,922	1,784	580
Total 95.22%				$53,335	$110,528	$537,481	$3,867	$9,678

[1]	Rate represents the seven-day yield at 12/31/2020.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.
[4]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.

See notes to financial statements.

American Funds Insurance Series     233

Managed Risk International Fund

Investment portfolio December 31, 2020

Growth funds 80.05%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	5,742,124	$135,744
Total growth funds (cost: $102,112,000)		135,744

Fixed income funds 15.02%
American Funds Insurance Series – Bond Fund, Class 1	2,142,314	25,472
Total fixed income funds (cost: $25,280,000)		25,472

Short-term securities 4.73%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[1]	8,021,459	8,021
Total short-term securities (cost: $8,021,000)		8,021

Total investment securities 99.80% (cost: $135,413,000)		169,237
Other assets less liabilities 0.20%		332
Net assets 100.00%		$169,569

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[2] (000)	Value at 12/31/2020[3] (000)	Unrealized appreciation at 12/31/2020 (000)
5 Year U.S. Treasury Note Futures	Long	72	March 2021	$7,200	$9,084	$21

Investments in affiliates4

	Value of affiliates at 1/1/2020 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 12/31/2020 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 80.05%
American Funds Insurance Series – International Fund, Class 1	$133,862	$72,083	$88,432	$(1,268)	$19,499	$135,744	$1,092	$—

Fixed income funds 15.02%
American Funds Insurance Series – Bond Fund, Class 1	24,465	30,573	30,185	1,103	(484)	25,472	529	159
Total 95.07%				$(165)	$19,015	$161,216	$1,621	$159

[1]	Rate represents the seven-day yield at 12/31/2020.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.
[4]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.

See notes to financial statements.

234     American Funds Insurance Series

Managed Risk Blue Chip Income and Growth Fund

Investment portfolio December 31, 2020

Growth-and-income funds 80.10%	Shares	Value (000)
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	19,891,981	$285,450
Total growth-and-income funds (cost: $223,384,000)		285,450

Fixed income funds 15.03%
American Funds Insurance Series – U.S. Government/AAA-Rated Securities Fund, Class 1	4,107,687	53,565
Total fixed income funds (cost: $54,284,000)		53,565

Short-term securities 4.92%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[1]	17,540,474	17,540
Total short-term securities (cost: $17,540,000)		17,540

Total investment securities 100.05% (cost: $295,208,000)		356,555
Other assets less liabilities (0.05)%		(195)
Net assets 100.00%		$356,360

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[2] (000)	Value at 12/31/2020[3] (000)	Unrealized appreciation at 12/31/2020 (000)
5 Year U.S. Treasury Note Futures	Long	167	March 2021	$16,700	$21,069	$38

Investments in affiliates4

	Value of affiliates at 1/1/2020 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 12/31/2020 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 80.10%
American Funds Insurance Series –
Blue Chip Income and Growth Fund, Class 1	$299,536	$237,327	$269,536	$(40,214)	$58,337	$285,450	$5,176	$3,353

Fixed income funds 15.03%
American Funds Insurance Series –
U.S. Government/AAA-Rated Securities Fund, Class 1	53,524	87,643	90,377	4,226	(1,451)	53,565	1,038	976
Total 95.13%				$(35,988)	$56,886	$339,015	$6,214	$4,329

[1]	Rate represents the seven-day yield at 12/31/2020.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.
[4]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.

See notes to financial statements.

American Funds Insurance Series     235

Managed Risk Growth-Income Fund

Investment portfolio December 31, 2020

Growth-and-income funds 79.61%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	34,999,287	$1,938,260
Total growth-and-income funds (cost: $1,602,958,000)		1,938,260

Fixed income funds 14.94%
American Funds Insurance Series – Bond Fund, Class 1	30,589,705	363,712
Total fixed income funds (cost: $350,930,000)		363,712

Short-term securities 4.72%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[1]	114,850,821	114,851
Total short-term securities (cost: $114,851,000)		114,851

Options purchased 0.49%
Options purchased*		12,028
Total options purchased (cost: $44,381,000)		12,028

Total investment securities 99.76% (cost: $2,113,120,000)		2,428,851
Other assets less liabilities 0.24%		5,765
Net assets 100.00%		$2,434,616

*Options purchased

Put

Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 12/31/2020 (000)
S&P 500 Index	460	$1,728	$2,025.00	3/19/2021	$122
S&P 500 Index	965	3,625	2,050.00	3/19/2021	251
S&P 500 Index	9,680	36,359	2,075.00	3/19/2021	2,759
S&P 500 Index	750	2,817	2,100.00	3/19/2021	225
S&P 500 Index	120	451	2,175.00	3/19/2021	41
S&P 500 Index	200	751	2,325.00	6/18/2021	312
S&P 500 Index	275	1,033	2,350.00	6/18/2021	483
S&P 500 Index	625	2,347	2,375.00	6/18/2021	1,147
S&P 500 Index	1,980	7,437	2,400.00	6/18/2021	3,514
S&P 500 Index	1,285	4,826	2,425.00	6/18/2021	2,397
S&P 500 Index	55	207	2,475.00	6/18/2021	113
S&P 500 Index	130	488	2,325.00	9/17/2021	367
S&P 500 Index	100	376	2,350.00	9/17/2021	297
					$12,028

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[2] (000)	Value at 12/31/2020[3] (000)	Unrealized appreciation at 12/31/2020 (000)
5 Year U.S. Treasury Note Futures	Long	1,167	March 2021	$116,700	$147,234	$341
S&P 500 E-mini Index Contracts	Long	601	March 2021	30	112,651	2,637
						$2,978

236     American Funds Insurance Series

Managed Risk Growth-Income Fund (continued)

Investments in affiliates4

	Value of affiliates at 1/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 12/31/2020 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 79.61%
American Funds Insurance Series – Growth-Income Fund, Class 1	$1,841,827	$536,730	$621,211	$8,083	$172,831	$1,938,260	$27,764	$46,619

Fixed income funds 14.94%
American Funds Insurance Series – Bond Fund, Class 1	337,186	271,155	261,381	23,965	(7,213)	363,712	7,976	3,178
Total 94.55%				$32,048	$165,618	$2,301,972	$35,740	$49,797

[1]	Rate represents the seven-day yield at 12/31/2020.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.
[4]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.

See notes to financial statements.

American Funds Insurance Series     237

Managed Risk Asset Allocation Fund

Investment portfolio December 31, 2020

Asset allocation funds 95.25%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	99,876,172	$2,646,718
Total asset allocation funds (cost: $2,242,813,000)		2,646,718

Short-term securities 4.82%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[1]	133,963,576	133,964
Total short-term securities (cost: $133,964,000)		133,964

Total investment securities 100.07% (cost: $2,376,777,000)		2,780,682
Other assets less liabilities (0.07)%		(1,911)
Net assets 100.00%		$2,778,771

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[2] (000)	Value at 12/31/2020[3] (000)	Unrealized appreciation at 12/31/2020 (000)
5 Year U.S. Treasury Note Futures	Long	1,187	March 2021	$118,700	$149,757	$358

Investments in affiliates4

	Value of affiliate at 1/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliate at 12/31/2020 (000)	Dividend income (000)	Capital gain distributions received (000)
Asset allocation funds 95.25%
American Funds Insurance Series – Asset Allocation Fund, Class 1	$2,704,731	$748,623	$1,032,662	$65,756	$160,270	$2,646,718	$46,786	$11,668

[1]	Rate represents the seven-day yield at 12/31/2020.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.
[4]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.

See notes to financial statements.

238     American Funds Insurance Series

Financial statements

Statements of assets and liabilities at December 31, 2020	(dollars in thousands)

		Global
	Global	Small			New
	Growth	Capitalization	Growth	International	World
	Fund	Fund	Fund	Fund	Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$8,155,602	$5,335,230	$37,254,039	$10,135,728	$3,998,276
Affiliated issuers	125,696	60,433	1,623,691	523,844	224,497
Cash	50	3,005	210	41	2,018
Cash collateral received for securities on loan	2,031	7,971	756	1,553	1,558
Cash collateral pledged for futures contracts	–	–	–	–	85
Cash denominated in currencies other than U.S. dollars	2,207	97	3,164	2,778	304
Unrealized appreciation on open forward currency contracts	–	–	–	309	–
Receivables for:
Sales of investments	–	238	150,761	3,290	10,960
Sales of fund’s shares	1,566	2,116	16,007	1,802	37,379
Dividends and interest	10,576	1,569	18,278	9,735	3,890
Variation margin on futures contracts	–	–	–	–	8
Securities lending income	22	278	4	19	24
Other	494	–	81	141	1,813
	8,298,244	5,410,937	39,066,991	10,679,240	4,280,812

Liabilities:
Collateral for securities on loan	20,305	79,709	7,559	15,528	15,578
Unrealized depreciation on open forward currency contracts	–	–	–	395	54
Payables for:
Purchases of investments	24	1,561	1,824	1,556	215
Repurchases of fund’s shares	23,218	6,758	114,829	37,500	3,100
Investment advisory services	3,454	3,020	10,027	4,312	1,758
Insurance administrative fees	311	150	1,347	249	468
Services provided by related parties	1,221	734	5,719	1,278	487
Trustees’ deferred compensation	88	59	528	205	42
Variation margin on futures contracts	–	–	–	–	2
Non-U.S. taxes	8,523	6,043	1,032	27,099	15,804
Other	130	162	82	260	151
	57,274	98,196	142,947	88,382	37,659
Net assets at December 31, 2020	$8,240,970	$5,312,741	$38,924,044	$10,590,858	$4,243,153

Net assets consist of:
Capital paid in on shares of beneficial interest	$3,464,639	$2,848,920	$12,646,186	$7,030,548	$2,476,998
Total distributable earnings	4,776,331	2,463,821	26,277,858	3,560,310	1,766,155
Net assets at December 31, 2020	$8,240,970	$5,312,741	$38,924,044	$10,590,858	$4,243,153

Investment securities on loan, at value	$21,446	$77,648	$7,302	$83,899	$18,411
Investment securities, at cost
Unaffiliated issuers	3,818,393	3,019,323	16,290,045	6,395,222	2,355,089
Affiliated issuers	125,680	29,938	1,623,585	523,780	224,489
Cash denominated in currencies other than U.S. dollars, at cost	2,119	96	3,115	2,761	304

See end of statements of assets and liabilities for footnote.

See notes to financial statements.

American Funds Insurance Series     239

Statements of assets and liabilities at December 31, 2020 (continued)	(dollars in thousands)

	Blue Chip	Global		International
	Income and	Growth	Growth-	Growth	Capital
	Growth	and Income	Income	and Income	Income
	Fund	Fund	Fund	Fund	Builder
Assets:
Investment securities, at value:
Unaffiliated issuers	$9,398,174	$2,103,845	$37,608,591	$1,425,923	$1,047,478
Affiliated issuers	178,532	66,489	1,005,764	31,755	56,762
Cash	795	192	1,475	50	208
Cash collateral received for securities on loan	359	716	19,384	710	131
Cash denominated in currencies other than U.S. dollars	–	529	8,131	1,847	1,180
Unrealized appreciation on open forward currency contracts	–	–	–	–	34
Receivables for:
Sales of investments	–	12,647	1,628	824	40,739
Sales of fund’s shares	1,354	1,765	25,220	180	1,808
Dividends and interest	14,453	3,886	50,590	3,015	4,041
Variation margin on futures contracts	–	–	–	–	44
Variation margin on swap contracts	–	–	–	–	4
Securities lending income	5	6	268	1	3
Other	4	427	592	184	63
	9,593,676	2,190,502	38,721,643	1,464,489	1,152,495
Liabilities:
Collateral for securities on loan	3,589	7,156	193,847	7,095	1,316
Unrealized depreciation on open forward currency contracts	–	–	–	–	56
Payables for:
Purchases of investments	76	8	2,168	4	50,258
Repurchases of fund’s shares	6,089	3,403	18,913	455	3,045
Investment advisory services	3,113	1,074	8,083	738	197
Insurance administrative fees	471	96	829	65	280
Services provided by related parties	1,047	371	4,183	106	124
Trustees’ deferred compensation	105	27	603	14	7
Variation margin on futures contracts	–	–	–	–	9
Variation margin on swap contracts	–	–	–	–	36
Non-U.S. taxes	–	3,879	1,398	81	205
Other	120	38	84	48	10
	14,610	16,052	230,108	8,606	55,543
Net assets at December 31, 2020	$9,579,066	$2,174,450	$38,491,535	$1,455,883	$1,096,952

Net assets consist of:
Capital paid in on shares of beneficial interest	$6,782,313	$1,372,114	$23,517,537	$1,145,069	$1,004,823
Total distributable earnings	2,796,753	802,336	14,973,998	310,814	92,129
Net assets at December 31, 2020	$9,579,066	$2,174,450	$38,491,535	$1,455,883	$1,096,952

Investment securities on loan, at value	$3,447	$6,890	$188,806	$6,820	$5,528
Investment securities, at cost
Unaffiliated issuers	6,564,106	1,352,326	23,117,506	1,039,465	892,022
Affiliated issuers	178,499	66,481	1,005,560	31,748	56,762
Cash denominated in currencies other than U.S. dollars, at cost	–	524	8,047	1,847	1,175

See end of statements of assets and liabilities for footnote.

See notes to financial statements.

240     American Funds Insurance Series

Statements of assets and liabilities at December 31, 2020 (continued)	(dollars in thousands)

				Capital
				World Bond	High-
	Asset	Global		Fund	Income
	Allocation	Balanced	Bond	(formerly Global	Bond
	Fund	Fund	Fund	Bond Fund)	Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$28,437,125	$429,245	$11,032,012	$2,195,557	$821,972
Affiliated issuers	2,437,130	24,329	2,690,045	147,017	33,493
Cash	1,502	60	1,931	234	13
Cash collateral received for securities on loan	1,405	–	–	–	–
Cash collateral pledged for futures contracts	–	–	–	–	180
Cash collateral pledged for swap contracts	–	–	–	–	1,527
Cash denominated in currencies other than U.S. dollars	1,043	243	8	1,536	–	*
Unrealized appreciation on open forward currency contracts	–	257	46	4,155	–
Receivables for:
Sales of investments	2,211,415	2,039	4,259,301	37,036	2,195
Sales of fund’s shares	18,047	120	16,175	2,630	10
Dividends and interest	82,937	1,399	56,775	18,981	12,591
Variation margin on futures contracts	854	–	1,067	60	–
Variation margin on swap contracts	–	2	3	4	–
Securities lending income	35	–	–	–	–
Unrealized appreciation on unfunded commitments	740	–	–	–	323
Other	317	60	208	457	4
	33,192,550	457,754	18,057,571	2,407,667	872,308
Liabilities:
Collateral for securities on loan	14,048	–	–	–	–
Unrealized depreciation on open forward currency contracts	–	259	2,653	3,799	–
Payables for:
Purchases of investments	3,495,044	1,762	6,637,389	63,377	3,274
Repurchases of fund’s shares	6,458	154	3,405	217	789
Investment advisory services	6,508	250	3,453	841	355
Insurance administrative fees	3,028	63	426	35	39
Services provided by related parties	2,894	75	1,237	293	177
Trustees’ deferred compensation	326	4	137	29	41
Variation margin on futures contracts	716	4	1,143	114	14
Variation margin on swap contracts	66	–	295	18	39
Non-U.S. taxes	5,162	43	–	89	–
Other	649	8	14	110	1
	3,534,899	2,622	6,650,152	68,922	4,729
Net assets at December 31, 2020	$29,657,651	$455,132	$11,407,419	$2,338,745	$867,579

Net assets consist of:
Capital paid in on shares of beneficial interest	$20,079,887	$352,482	$10,340,097	$2,109,516	$1,110,844
Total distributable earnings (accumulated loss)	9,577,764	102,650	1,067,322	229,229	(243,265)
Net assets at December 31, 2020	$29,657,651	$455,132	$11,407,419	$2,338,745	$867,579

Investment securities on loan, at value	$13,741	$–	$–	$–	$–
Investment securities, at cost
Unaffiliated issuers	19,781,571	328,521	10,403,219	2,023,861	806,030
Affiliated issuers	2,391,012	24,327	2,690,027	147,017	33,489
Cash denominated in currencies other than U.S. dollars, at cost	1,010	243	8	1,529	–	*

See end of statements of assets and liabilities for footnote.

See notes to financial statements.

American Funds Insurance Series     241

Statements of assets and liabilities at December 31, 2020 (continued)	(dollars in thousands)

	American Funds Mortgage Fund (formerly Mortgage Fund)	Ultra-Short Bond Fund	U.S. Government/ AAA-Rated Securities Fund	Managed Risk Growth Fund	Managed Risk International Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$392,439	$372,357	$2,493,668	$27,316	$8,021
Affiliated issuers	–	–	–	537,481	161,216
Cash	388	98	231	–	–
Cash collateral pledged for futures contracts	–	–	–	139	42
Receivables for:
Sales of investments	179,573	–	1,028,854	706	854
Sales of fund’s shares	429	3,527	4,197	191	–
Dividends and interest	460	–	5,801	1	–	*
Variation margin on futures contracts	4	–	648	11	3
Variation margin on swap contracts	–	–	160	–	–
Other	1	–	–	–	–
	573,294	375,982	3,533,559	565,845	170,136
Liabilities:
Payables for:
Purchases of investments	253,353	–	1,376,273	482	175
Repurchases of fund’s shares	123	11	946	427	241
Investment advisory services	65	102	641	47	14
Insurance administrative fees	23	25	174	328	101
Services provided by related parties	28	80	415	112	35
Trustees’ deferred compensation	3	15	54	3	1
Variation margin on futures contracts	29	–	613	–	–
Variation margin on swap contracts	51	–	785	–	–
Other	–	–	1	–	–
	253,675	233	1,379,902	1,399	567
Net assets at December 31, 2020	$319,619	$375,749	$2,153,657	$564,446	$169,569

Net assets consist of:
Capital paid in on shares of beneficial interest	$302,094	$375,759	$1,908,506	$386,634	$155,543
Total distributable earnings (accumulated loss)	17,525	(10)	245,151	177,812	14,026
Net assets at December 31, 2020	$319,619	$375,749	$2,153,657	$564,446	$169,569

Investment securities, at cost
Unaffiliated issuers	$387,738	$372,351	$2,448,888	$27,316	$8,021
Affiliated issuers	–	–	–	380,957	127,392

See end of statements of assets and liabilities for footnote.

See notes to financial statements.

242     American Funds Insurance Series

Statements of assets and liabilities at December 31, 2020 (continued)	(dollars in thousands)

	Managed		Managed	Managed
	Risk Blue		Risk	Risk
	Chip Income		Growth-	Asset
	and Growth		Income	Allocation
	Fund		Fund	Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$17,540		$126,879	$133,964
Affiliated issuers	339,015		2,301,972	2,646,718
Cash collateral pledged for futures contracts	132		6,144	683
Receivables for:
Sales of investments	702		–	2,195
Sales of fund’s shares	2		16,998	149
Dividends and interest	–	*	3	3
Variation margin on futures contracts	8		794	56
	357,399		2,452,790	2,783,768
Liabilities:
Payables for:
Purchases of investments	489		16,441	–
Repurchases of fund’s shares	226		6	2,460
Investment advisory services	30		202	234
Insurance administrative fees	218		1,449	1,697
Services provided by related parties	73		64	575
Trustees’ deferred compensation	3		12	31
	1,039		18,174	4,997
Net assets at December 31, 2020	$356,360		$2,434,616	$2,778,771

Net assets consist of:
Capital paid in on shares of beneficial interest	$357,836		$2,054,184	$2,392,464
Total (accumulated loss) distributable earnings	(1,476)		380,432	386,307
Net assets at December 31, 2020	$356,360		$2,434,616	$2,778,771

Investment securities, at cost
Unaffiliated issuers	$17,540		$159,232	$133,964
Affiliated issuers	277,668		1,953,888	2,242,813

*	Amount less than one thousand.

See notes to financial statements.

American Funds Insurance Series     243

Statements of assets and liabilities at December 31, 2020 (continued)	(dollars and shares in thousands, except per-share amounts)

			Global
		Global	Small			New
		Growth	Capitalization	Growth	International	World
		Fund	Fund	Fund	Fund	Fund
Shares of beneficial interest issued and outstanding (no stated par value) – unlimited shares authorized

Class 1:	Net assets	$3,309,395	$2,390,834	$15,644,155	$5,652,007	$2,308,973
	Shares outstanding	80,401	73,257	130,131	239,107	73,091
	Net asset value per share	$41.16	$32.64	$120.22	$23.64	$31.59
Class 1A:	Net assets	$11,706	$1,226	$60,452	$9,847	$17,803
	Shares outstanding	285	38	505	418	566
	Net asset value per share	$41.02	$32.49	$119.59	$23.55	$31.43
Class 2:	Net assets	$4,386,644	$2,652,518	$20,593,851	$4,480,961	$1,108,860
	Shares outstanding	107,734	84,047	172,799	190,374	35,483
	Net asset value per share	$40.72	$31.56	$119.18	$23.54	$31.25
Class 3:	Net assets			$278,776	$24,720
	Shares outstanding	Not applicable	Not applicable	2,301	1,043	Not applicable
	Net asset value per share			$121.13	$23.69
Class 4:	Net assets	$533,225	$268,163	$2,346,810	$423,323	$807,517
	Shares outstanding	13,182	8,469	20,017	18,209	26,016
	Net asset value per share	$40.45	$31.67	$117.24	$23.25	$31.04

		Blue Chip	Global		International
		Income and	Growth	Growth-	Growth	Capital
		Growth	and Income	Income	and Income	Income
		Fund	Fund	Fund	Fund	Builder
Shares of beneficial interest issued and outstanding (no stated par value) – unlimited shares authorized

Class 1:	Net assets	$5,684,371	$657,344	$22,902,591	$1,119,711	$620,828
	Shares outstanding	396,056	39,436	413,533	58,897	57,099
	Net asset value per share	$14.35	$16.67	$55.38	$19.01	$10.87
Class 1A:	Net assets	$24,659	$2,375	$15,908	$2,967	$6,465
	Shares outstanding	1,727	143	288	156	595
	Net asset value per share	$14.28	$16.62	$55.16	$18.97	$10.86
Class 2:	Net assets	$3,081,893	$1,348,612	$14,012,328	$221,049	$7,705
	Shares outstanding	217,731	81,086	256,372	11,666	709
	Net asset value per share	$14.15	$16.63	$54.66	$18.95	$10.87
Class 3:	Net assets			$153,750
	Shares outstanding	Not applicable	Not applicable	2,771	Not applicable	Not applicable
	Net asset value per share			$55.49
Class 4:	Net assets	$788,143	$166,119	$1,406,958	$112,156	$461,954
	Shares outstanding	56,038	10,162	26,061	5,961	42,571
	Net asset value per share	$14.06	$16.35	$53.99	$18.82	$10.85

See notes to financial statements.

244     American Funds Insurance Series

Statements of assets and liabilities at December 31, 2020 (continued)	(dollars and shares in thousands, except per-share amounts)

					Capital
					World Bond	High-
		Asset	Global		Fund	Income
		Allocation	Balanced	Bond	(formerly Global	Bond
		Fund	Fund	Fund	Bond Fund)	Fund
Shares of beneficial interest issued and outstanding (no stated par value) – unlimited shares authorized

Class 1:	Net assets	$19,237,782	$139,461	$6,844,251	$1,218,619	$122,902
	Shares outstanding	725,940	9,827	575,693	94,166	12,541
	Net asset value per share	$26.50	$14.19	$11.89	$12.94	$9.80
Class 1A:	Net assets	$14,543	$2,724	$9,495	$703	$997
	Shares outstanding	550	192	802	54	102
	Net asset value per share	$26.42	$14.16	$11.84	$12.91	$9.78
Class 2:	Net assets	$5,241,950	$207,779	$3,839,814	$1,058,224	$664,940
	Shares outstanding	200,022	14,669	327,353	82,417	69,210
	Net asset value per share	$26.21	$14.16	$11.73	$12.84	$9.61
Class 3:	Net assets	$32,685				$9,938
	Shares outstanding	1,232	Not applicable	Not applicable	Not applicable	1,010
	Net asset value per share	$26.53				$9.84
Class 4:	Net assets	$5,130,691	$105,168	$713,859	$61,199	$68,802
	Shares outstanding	196,868	7,501	61,047	4,815	6,530
	Net asset value per share	$26.06	$14.02	$11.69	$12.71	$10.54

		American
		Funds		U.S.
		Mortgage		Government/	Managed	Managed
		Fund		AAA-Rated	Risk	Risk
		(formerly	Ultra-Short	Securities	Growth	International
		Mortgage Fund)	Bond Fund	Fund	Fund	Fund
Shares of beneficial interest issued and outstanding (no stated par value) – unlimited shares authorized

Class 1:	Net assets	$223,554	$43,579	$428,683
	Shares outstanding	20,121	3,855	32,878	Not applicable	Not applicable
	Net asset value per share	$11.11	$11.31	$13.04
Class 1A:	Net assets	$1,161	$10	$3,585
	Shares outstanding	105	1	276	Not applicable	Not applicable
	Net asset value per share	$11.08	$11.31	$13.00
Class 2:	Net assets	$57,906	$287,757	$1,439,405
	Shares outstanding	5,222	26,184	111,630	Not applicable	Not applicable
	Net asset value per share	$11.09	$10.99	$12.89
Class 3:	Net assets		$4,301	$10,295
	Shares outstanding	Not applicable	387	788	Not applicable	Not applicable
	Net asset value per share		$11.12	$13.07
Class 4:	Net assets	$36,998	$40,102	$271,689
	Shares outstanding	3,371	3,618	21,091	Not applicable	Not applicable
	Net asset value per share	$10.97	$11.08	$12.88
Class P1:	Net assets				$10,705	$1,538
	Shares outstanding	Not applicable	Not applicable	Not applicable	621	139
	Net asset value per share				$17.25	$11.07
Class P2:	Net assets				$553,741	$168,031
	Shares outstanding	Not applicable	Not applicable	Not applicable	32,357	15,286
	Net asset value per share				$17.11	$10.99

See notes to financial statements.

American Funds Insurance Series     245

Statements of assets and liabilities at December 31, 2020 (continued)	(dollars and shares in thousands, except per-share amounts)

		Managed	Managed	Managed
		Risk Blue	Risk	Risk
		Chip Income	Growth-	Asset
		and Growth	Income	Allocation
		Fund	Fund	Fund
Shares of beneficial interest issued and outstanding (no stated par value) – unlimited shares authorized

Class P1:	Net assets	$1,525	$2,119,963	$5,317
	Shares outstanding	136	151,361	384
	Net asset value per share	$11.24	$14.01	$13.84
Class P2:	Net assets	$354,835	$314,653	$2,773,454
	Shares outstanding	31,732	22,583	206,250
	Net asset value per share	$11.18	$13.93	$13.45

See notes to financial statements.

246   American Funds Insurance Series

Financial statements (continued)

Statements of operations for the year ended December 31, 2020	(dollars in thousands)

		Global
	Global	Small			New
	Growth	Capitalization	Growth	International	World
	Fund	Fund	Fund	Fund	Fund
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$78,231	$25,305	$243,220	$108,464	$35,320
Affiliated issuers	973	1,310	6,391	3,029	1,220
	79,204	26,615	249,611	111,493	36,540
Interest from unaffiliated issuers	18	3	2,485	4,177	6,645
Securities lending income (net of fees)	176	3,888	37	175	133
	79,398	30,506	252,133	115,845	43,318

Fees and expenses[1]:
Investment advisory services	35,225	30,652	98,281	45,293	24,693
Distribution services	10,622	6,084	47,087	10,718	3,931
Insurance administrative services	1,063	518	4,484	905	1,653
Transfer agent services	1	1	4	1	– [2]
Administrative services	2,068	1,324	9,318	2,752	1,062
Reports to shareholders	143	91	634	199	85
Registration statement and prospectus	44	75	231	94	31
Trustees’ compensation	36	23	162	47	18
Auditing and legal	67	85	75	83	116
Custodian	905	710	527	1,874	975
Other	5	72	16	7	58
Total fees and expenses before waivers/reimbursements	50,179	39,635	160,819	61,973	32,622
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	1	–	–	–	4,382
Miscellaneous fee reimbursements	–	–	–	–	–
Total waivers/reimbursements of fees and expenses	1	–	–	–	4,382
Total fees and expenses after waivers/reimbursements	50,178	39,635	160,819	61,973	28,240
Net investment income (loss)	29,220	(9,129)	91,314	53,872	15,078
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments in:
Unaffiliated issuers	460,355	114,077	5,288,250	41,340	134,422
Affiliated issuers	170	68	602	36	40
Futures contracts	–	–	–	–	140
Forward currency contracts	–	–	–	182	(245)
Currency transactions	(1,374)	(445)	176	(1,536)	(1,712)
	459,151	113,700	5,289,028	40,022	132,645

Net unrealized appreciation (depreciation) on:
Investments in:
Unaffiliated issuers	1,448,079	1,153,033	8,444,104	1,257,109	658,964
Affiliated issuers	(246)	26,897	(3)	(187)	(122)
Futures contracts	–	–	–	–	(10)
Forward currency contracts	–	–	–	45	(54)
Currency translations	113	(297)	77	45	(150)
	1,447,946	1,179,633	8,444,178	1,257,012	658,628
Net realized gain (loss) and unrealized appreciation (depreciation)	1,907,097	1,293,333	13,733,206	1,297,034	791,273
Net increase (decrease) in net assets resulting from operations	$1,936,317	$1,284,204	$13,824,520	$1,350,906	$806,351

See end of statements of operations for footnotes.

See notes to financial statements.

American Funds Insurance Series     247

Statements of operations for the year ended December 31, 2020 (continued)	(dollars in thousands)

	Blue Chip	Global		International
	Income and	Growth	Growth-	Growth	Capital
	Growth	and Income	Income	and Income	Income
	Fund	Fund	Fund	Fund	Builder
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$206,845	$38,168	$607,278	$30,125	$28,587
Affiliated issuers	2,015	578	12,925	543	436
	208,860	38,746	620,203	30,668	29,023
Interest from unaffiliated issuers	66	2,960	3,327	810	4,459
Securities lending income (net of fees)	5	34	620	13	39
	208,931	41,740	624,150	31,491	33,521
Fees and expenses[1]:
Investment advisory services	33,547	11,651	87,809	8,128	4,711
Distribution services	8,654	3,375	35,109	727	1,084
Insurance administrative services	1,660	348	3,054	239	1,083
Transfer agent services	1	– [2]	4	– [2]	– [2]
Administrative services	2,579	585	10,328	398	294
Reports to shareholders	137	32	761	15	10
Registration statement and prospectus	112	20	241	7	33
Trustees’ compensation	44	10	177	7	5
Auditing and legal	47	71	89	69	49
Custodian	120	413	571	395	91
Other	5	2	20	2	2
Total fees and expenses before waivers/reimbursements	46,906	16,507	138,163	9,987	7,362
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	–	–	–	–	1,735
Miscellaneous fee reimbursements	–	–	–	–	–
Total waivers/reimbursements of fees and expenses	–	–	–	–	1,735
Total fees and expenses after waivers/reimbursements	46,906	16,507	138,163	9,987	5,627
Net investment income (loss)	162,025	25,233	485,987	21,504	27,894
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments in:
Unaffiliated issuers	(75,549)	51,131	377,029	(43,978)	(48,491)
Affiliated issuers	414	51	(18,361)	29	52
Futures contracts	–	–	–	–	3,606
Forward currency contracts	–	(521)	–	18	38
Swap contracts	–	–	–	–	2,686
Currency transactions	2	(974)	470	714	54
	(75,133)	49,687	359,138	(43,217)	(42,055)
Net unrealized appreciation (depreciation) on:
Investments in:
Unaffiliated issuers	717,525	113,105	3,860,050	123,508	60,596
Affiliated issuers	3	(64)	(10,984)	(39)	(127)
Futures contracts	–	–	–	–	281
Forward currency contracts	–	137	–	12	(22)
Swap contracts	–	–	–	–	(108)
Currency translations	(6)	38	282	144	46
	717,522	113,216	3,849,348	123,625	60,666
Net realized gain (loss) and unrealized appreciation (depreciation)	642,389	162,903	4,208,486	80,408	18,611
Net increase (decrease) in net assets resulting from operations	$804,414	$188,136	$4,694,473	$101,912	$46,505

See end of statements of operations for footnotes.

See notes to financial statements.

248     American Funds Insurance Series

Statements of operations for the year ended December 31, 2020 (continued)	(dollars in thousands)

	Asset	Global		Capital	High-
	Allocation	Balanced	Bond	World Bond	Income
	Fund	Fund	Fund	Fund[3]	Bond Fund
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$331,247	$5,802	$–	$–	$161
Affiliated issuers	16,268	103	5,601	477	227
	347,515	5,905	5,601	477	388
Interest from unaffiliated issuers	216,938	2,516	251,927	55,130	62,664
Securities lending income (net of fees)	690	–	–	–	–
	565,143	8,421	257,528	55,607	63,052
Fees and expenses[1]:
Investment advisory services	71,046	2,767	38,894	11,401	4,534
Distribution services	23,649	721	10,588	2,609	1,726
Insurance administrative services	11,402	239	1,504	131	140
Transfer agent services	3	– [2]	1	– [2]	– [2]
Administrative services	8,053	126	3,223	642	281
Reports to shareholders	481	5	227	35	22
Registration statement and prospectus	330	5	80	22	7
Trustees’ compensation	135	2	51	11	4
Auditing and legal	72	53	54	48	47
Custodian	753	76	147	389	16
Other	14	2	7	9	17
Total fees and expenses before waivers/reimbursements	115,938	3,996	54,776	15,297	6,794
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	–	–	–	1,458	–
Miscellaneous fee reimbursements	–	–	–	–	–
Total waivers/reimbursements of fees and expenses	–	–	–	1,458	–
Total fees and expenses after waivers/reimbursements	115,938	3,996	54,776	13,839	6,794
Net investment income (loss)	449,205	4,425	202,752	41,768	56,258
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments in:
Unaffiliated issuers	767,904	17,369	406,202	33,450	(55,642)
Affiliated issuers	14,845	3	885	35	73
Futures contracts	36,747	442	89,071	(180)	(166)
Forward currency contracts	–	801	(15,906)	16,206	–
Swap contracts	(10,831)	(123)	44	(2,905)	3,842
Currency transactions	(271)	(237)	(14)	(766)	6
	808,394	18,255	480,282	45,840	(51,887)

Net unrealized appreciation (depreciation) on:
Investments in:
Unaffiliated issuers	1,914,198	18,521	308,933	114,258	18,771
Affiliated issuers	84,442	(5)	(92)	(168)	(129)
Futures contracts	2,190	19	10,886	958	(178)
Forward currency contracts	–	97	(1,417)	2,566	–
Swap contracts	4,608	23	(18,955)	(923)	857
Currency translations	190	28	132	301	2
	2,005,628	18,683	299,487	116,992	19,323
Net realized gain (loss) and unrealized appreciation (depreciation)	2,814,022	36,938	779,769	162,832	(32,564)
Net increase (decrease) in net assets resulting from operations	$3,263,227	$41,363	$982,521	$204,600	$23,694

See end of statements of operations for footnotes.

See notes to financial statements.

American Funds Insurance Series     249

Statements of operations for the year ended December 31, 2020 (continued)	(dollars in thousands)

				U.S.
	American			Government/		Managed		Managed
	Funds			AAA-Rated		Risk		Risk
	Mortgage		Ultra-Short	Securities		Growth		International
	Fund[4]		Bond Fund	Fund		Fund		Fund
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$–		$–	$–		$–		$–
Affiliated issuers	–		–	–		3,867		1,621
	–		–	–		3,867		1,621
Interest from unaffiliated issuers	3,819		1,927	34,038		56		26
	3,819		1,927	34,038		3,923		1,647
Fees and expenses[1]:
Investment advisory services	1,248		1,098	8,276		719		235
Distribution services	230		754	4,056		1,177		389
Insurance administrative services	90		85	587		1,198		392
Transfer agent services	–	[2]	– [2]	–	[2]	–	[2]	– [2]
Administrative services	89		103	712		–		–
Accounting and administrative services	–		–	–		61		54
Reports to shareholders	4		6	83		6		4
Registration statement and prospectus	3		4	14		8		1
Trustees’ compensation	1		2	9		3		1
Auditing and legal	44		45	46		16		16
Custodian	24		1	37		11		11
Other	–	[2]	– [2]	2		2		2
Total fees and expenses before waivers/reimbursements	1,733		2,098	13,822		3,201		1,105
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	360		–	–		240		79
Miscellaneous fee reimbursements	–		–	–		–		41
Total waivers/reimbursements of fees and expenses	360		–	–		240		120
Total fees and expenses after waivers/reimbursements	1,373		2,098	13,822		2,961		985
Net investment income (loss)	2,446		(171)	20,216		962		662
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments in:
Unaffiliated issuers	11,818		–	145,064		–		–
Affiliated issuers	–		–	–		53,335		(165)
Futures contracts	8,696		–	89,336		(35,338)		(14,051)
Swap contracts	(8,505)		–	(46,704)		–		–
Currency transactions	–		–	–		77		178
Capital gain distributions received from affiliated issuers	–		–	–		9,678		159
	12,009		–	187,696		27,752		(13,879)
Net unrealized appreciation (depreciation) on:
Investments in:
Unaffiliated issuers	239		(1)	6,199		–		–
Affiliated issuers	–		–	–		110,528		19,015
Futures contracts	779		–	7,908		130		51
Swap contracts	4,046		–	47,782		–		–
	5,064		(1)	61,889		110,658		19,066

Net realized gain (loss) and unrealized appreciation (depreciation)	17,073		(1)	249,585		138,410		5,187
Net increase (decrease) in net assets resulting from operations	$19,519		$(172)	$269,801		$139,372		$5,849

See end of statements of operations for footnotes.

See notes to financial statements.

250   American Funds Insurance Series

Statements of operations for the year ended December 31, 2020 (continued)	(dollars in thousands)

	Managed	Managed	Managed
	Risk Blue	Risk	Risk
	Chip Income	Growth-	Asset
	and Growth	Income	Allocation
	Fund	Fund	Fund
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$–	$–	$–
Affiliated issuers	6,214	35,740	46,786
	6,214	35,740	46,786
Interest from unaffiliated issuers	45	297	433
	6,259	36,037	47,219
Fees and expenses[1]:
Investment advisory services	518	3,378	4,028
Distribution services	861	718	6,703
Insurance administrative services	864	5,630	6,712
Transfer agent services	– [2]	– [2]	– [2]
Accounting and administrative services	58	100	102
Reports to shareholders	5	21	44
Registration statement and prospectus	3	14	11
Trustees’ compensation	2	11	13
Auditing and legal	16	18	19
Custodian	11	11	11
Other	2	3	3
Total fees and expenses before waivers/reimbursements	2,340	9,904	17,646
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	173	1,126	1,342
Miscellaneous fee reimbursements	–	–	–
Total waivers/reimbursements of fees and expenses	173	1,126	1,342
Total fees and expenses after waivers/reimbursements	2,167	8,778	16,304
Net investment income (loss)	4,092	27,259	30,915
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments in:
Unaffiliated issuers	–	(22,888)	–
Affiliated issuers	(35,988)	32,048	65,756
Futures contracts	(32,684)	(20,595)	(119,251)
Currency transactions	15	307	140
Capital gain distributions received from affiliated issuers	4,329	49,797	11,668
	(64,328)	38,669	(41,687)
Net unrealized appreciation (depreciation) on:
Investments in:
Unaffiliated issuers	–	(22,232)	–
Affiliated issuers	56,886	165,618	160,270
Futures contracts	90	2,308	883
	56,976	145,694	161,153
Net realized gain (loss) and unrealized appreciation (depreciation)	(7,352)	184,363	119,466
Net increase (decrease) in net assets resulting from operations	$(3,260)	$211,622	$150,381

[1]	Additional information related to non-U.S. taxes and class-specific fees and expenses is included in the notes to financial statements.
[2]	Amount less than one thousand.
[3]	Formerly Global Bond Fund.
[4]	Formerly Mortgage Fund.

See notes to financial statements.

American Funds Insurance Series     251

Financial statements (continued)
Statements of changes in net assets	(dollars in thousands)

	Global Growth Fund		Global Small Capitalization Fund		Growth Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2020	2019	2020	2019	2020	2019
Operations:
Net investment income (loss)	$29,220	$56,332	$(9,129)	$13,730	$91,314	$241,310
Net realized gain (loss)	459,151	193,918	113,700	251,270	5,289,028	745,536
Net unrealized appreciation (depreciation)	1,447,946	1,619,747	1,179,633	882,559	8,444,178	6,038,232
Net increase (decrease) in net assets resulting from operations	1,936,317	1,869,997	1,284,204	1,147,559	13,824,520	7,025,078
Distributions paid to shareholders	(224,589)	(417,934)	(284,490)	(284,752)	(865,145)	(2,978,202)
Net capital share transactions	(271,205)	(153,769)	(307,246)	102,952	(2,504,990)	974,922
Total increase (decrease) in net assets	1,440,523	1,298,294	692,468	965,759	10,454,385	5,021,798
Net assets:
Beginning of year	6,800,447	5,502,153	4,620,273	3,654,514	28,469,659	23,447,861
End of year	$8,240,970	$6,800,447	$5,312,741	$4,620,273	$38,924,044	$28,469,659

	International Fund		New World Fund		Blue Chip Income and Growth Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2020	2019	2020	2019	2020	2019
Operations:
Net investment income (loss)	$53,872	$136,307	$15,078	$34,732	$162,025	$189,701
Net realized gain (loss)	40,022	(127,992)	132,645	32,951	(75,133)	85,829
Net unrealized appreciation (depreciation)	1,257,012	1,988,427	658,628	791,400	717,522	1,423,960
Net increase (decrease) in net assets resulting from operations	1,350,906	1,996,742	806,351	859,083	804,414	1,699,490
Distributions paid to shareholders	(71,715)	(394,620)	(43,949)	(164,192)	(265,213)	(878,225)
Net capital share transactions	(763,764)	(536,801)	(279,660)	54,641	(242,496)	429,824
Total increase (decrease) in net assets	515,427	1,065,321	482,742	749,532	296,705	1,251,089
Net assets:
Beginning of year	10,075,431	9,010,110	3,760,411	3,010,879	9,282,361	8,031,272
End of year	$10,590,858	$10,075,431	$4,243,153	$3,760,411	$9,579,066	$9,282,361

See notes to financial statements.

252     American Funds Insurance Series

Statements of changes in net assets (continued)	(dollars in thousands)

	Global Growth and Income Fund		Growth-Income Fund		International Growth and Income Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2020	2019	2020	2019	2020	2019
Operations:
Net investment income (loss)	$25,233	$38,039	$485,987	$648,555	$21,504	$37,530
Net realized gain (loss)	49,687	51,837	359,138	902,476	(43,217)	(37,024)
Net unrealized appreciation (depreciation)	113,216	449,868	3,849,348	6,175,985	123,625	293,939
Net increase (decrease) in net assets resulting from operations	188,136	539,744	4,694,473	7,727,016	101,912	294,445
Distributions paid to shareholders	(77,584)	(140,198)	(1,429,478)	(3,957,175)	(21,467)	(53,548)
Net capital share transactions	(74,585)	(76,937)	(799,726)	2,392,290	(124,648)	(78,069)
Total increase (decrease) in net assets	35,967	322,609	2,465,269	6,162,131	(44,203)	162,828
Net assets:
Beginning of year	2,138,483	1,815,874	36,026,266	29,864,135	1,500,086	1,337,258
End of year	$2,174,450	$2,138,483	$38,491,535	$36,026,266	$1,455,883	$1,500,086

	Capital Income Builder		Asset Allocation Fund		Global Balanced Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2020	2019	2020	2019	2020	2019
Operations:
Net investment income (loss)	$27,894	$24,376	$449,205	$527,540	$4,425	$6,777
Net realized gain (loss)	(42,055)	(6,878)	808,394	20,909	18,255	9,826
Net unrealized appreciation (depreciation)	60,666	117,343	2,005,628	4,312,978	18,683	58,663
Net increase (decrease) in net assets resulting from operations	46,505	134,841	3,263,227	4,861,427	41,363	75,266
Distributions paid to shareholders	(28,997)	(24,614)	(606,436)	(1,801,337)	(21,373)	(16,934)
Net capital share transactions	80,728	213,209	(418,795)	1,434,114	(1,808)	12,429
Total increase (decrease) in net assets	98,236	323,436	2,237,996	4,494,204	18,182	70,761
Net assets:
Beginning of year	998,716	675,280	27,419,655	22,925,451	436,950	366,189
End of year	$1,096,952	$998,716	$29,657,651	$27,419,655	$455,132	$436,950

See notes to financial statements.

American Funds Insurance Series     253

Statements of changes in net assets (continued)	(dollars in thousands)

	Bond Fund		Capital World Bond Fund (formerly Global Bond Fund)		High-Income Bond Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2020	2019	2020	2019	2020	2019
Operations:
Net investment income (loss)	$202,752	$272,023	$41,768	$52,158	$56,258	$82,861
Net realized gain (loss)	480,282	243,332	45,840	21,665	(51,887)	(19,893)
Net unrealized appreciation (depreciation)	299,487	411,625	116,992	87,557	19,323	86,931
Net increase (decrease) in net assets resulting from operations	982,521	926,980	204,600	161,380	23,694	149,899
Distributions paid to shareholders	(339,511)	(280,200)	(64,860)	(35,756)	(69,840)	(79,066)
Net capital share transactions	213,249	49,693	70,361	(84,997)	(352,568)	(8,439)
Total increase (decrease) in net assets	856,259	696,473	210,101	40,627	(398,714)	62,394
Net assets:
Beginning of year	10,551,160	9,854,687	2,128,644	2,088,017	1,266,293	1,203,899
End of year	$11,407,419	$10,551,160	$2,338,745	$2,128,644	$867,579	$1,266,293

	American Funds Mortgage Fund (formerly Mortgage Fund)		Ultra-Short Bond Fund		U.S. Government/ AAA-Rated Securities Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2020	2019	2020	2019	2020	2019
Operations:
Net investment income (loss)	$2,446	$6,346	$(171)	$4,833	$20,216	$55,852
Net realized gain (loss)	12,009	9,940	—	(1)	187,696	122,154
Net unrealized appreciation (depreciation)	5,064	(1,209)	(1)	15	61,889	(22,336)
Net increase (decrease) in net assets resulting from operations	19,519	15,077	(172)	4,847	269,801	155,670
Distributions paid to shareholders	(4,820)	(7,525)	(737)	(5,093)	(77,781)	(60,961)
Net capital share transactions	10,410	(4,217)	92,028	(21,528)	(934,697)	(67,678)
Total increase (decrease) in net assets	25,109	3,335	91,119	(21,774)	(742,677)	27,031
Net assets:
Beginning of year	294,510	291,175	284,630	306,404	2,896,334	2,869,303
End of year	$319,619	$294,510	$375,749	$284,630	$2,153,657	$2,896,334

See notes to financial statements.

254     American Funds Insurance Series

Statements of changes in net assets (continued)	(dollars in thousands)

	Managed Risk Growth Fund		Managed Risk International Fund		Managed Risk Blue Chip Income and Growth Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2020	2019	2020	2019	2020	2019
Operations:
Net investment income (loss)	$962	$2,886	$662	$1,940	$4,092	$5,680
Net realized gain (loss)	27,752	30,629	(13,879)	2,677	(64,328)	16,823
Net unrealized appreciation (depreciation)	110,658	43,736	19,066	21,114	56,976	23,125
Net increase (decrease) in net assets resulting from operations	139,372	77,251	5,849	25,731	(3,260)	45,628
Distributions paid to shareholders	(25,274)	(30,222)	(3,247)	(7,796)	(16,900)	(23,415)
Net capital share transactions	10,698	49,348	1,198	(3,125)	11,085	6,553
Total increase (decrease) in net assets	124,796	96,377	3,800	14,810	(9,075)	28,766
Net assets:
Beginning of year	439,650	343,273	165,769	150,959	365,435	336,669
End of year	$564,446	$439,650	$169,569	$165,769	$356,360	$365,435

	Managed Risk Growth-Income Fund		Managed Risk Asset Allocation Fund
	Year ended December 31,		Year ended December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$27,259	$35,433	$30,915	$40,653
Net realized gain (loss)	38,669	149,567	(41,687)	131,826
Net unrealized appreciation (depreciation)	145,694	180,419	161,153	271,610
Net increase (decrease) in net assets resulting from operations	211,622	365,419	150,381	444,089
Distributions paid to shareholders	(160,767)	(32,440)	(146,678)	(177,811)
Net capital share transactions	114,037	44,643	(57,436)	23,729
Total increase (decrease) in net assets	164,892	377,622	(53,733)	290,007
Net assets:
Beginning of year	2,269,724	1,892,102	2,832,504	2,542,497
End of year	$2,434,616	$2,269,724	$2,778,771	$2,832,504

See notes to financial statements.

American Funds Insurance Series     255

Notes to financial statements

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 34 different funds (“the funds”), including 23 funds in the series covered in this report. The other 11 funds in the series are covered in separate reports. Six funds in the series are covered in the American Funds Insurance Series - Target Date Series report and five funds in the series are covered in the American Funds Insurance Series - Portfolio Series report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.

The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments — primarily short positions on exchange-traded futures contracts — to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The series reserved the right to delay implementing the reorganization and has elected to do so.

The investment objective(s) for each fund covered in this report are as follows:

Global Growth Fund — To provide long-term growth of capital.

Global Small Capitalization Fund — To provide long-term growth of capital.

Growth Fund — To provide growth of capital.

International Fund — To provide long-term growth of capital.

New World Fund — To provide long-term capital appreciation.

Blue Chip Income and Growth Fund — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Global Growth and Income Fund — To provide long-term growth of capital while providing current income.

Growth-Income Fund — To achieve long-term growth of capital and income.

International Growth and Income Fund — To provide long-term growth of capital while providing current income.

Capital Income Builder — The two primary objectives are (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The secondary objective is to provide growth of capital.

Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.

Global Balanced Fund — Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

Bond Fund — To provide as high a level of current income as is consistent with the preservation of capital.

Capital World Bond Fund (formerly Global Bond Fund) — To provide, over the long term, a high level of total return consistent with prudent investment management.

256     American Funds Insurance Series

High-Income Bond Fund — The primary objective is to provide a high level of current income. The secondary objective is capital appreciation.

American Funds Mortgage Fund (formerly Mortgage Fund) — To provide current income and preservation of capital.

Ultra-Short Bond Fund — To provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.

U.S. Government/AAA-Rated Securities Fund — To provide a high level of current income consistent with preservation of capital.

Managed Risk Growth Fund — To provide growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk International Fund — To provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Blue Chip Income and Growth Fund — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund — To achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Managed Risk Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund in the series, except the managed risk funds, offers either four or five share classes (Classes 1, 1A, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Fees and expenses — The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as additional information in the financial highlights tables.

American Funds Insurance Series     257

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

258     American Funds Insurance Series

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.

The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of December 31, 2020 (dollars in thousands):

American Funds Insurance Series     259

Global Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$1,529,558	$1,083,751	$—	$2,613,309
Consumer discretionary	888,809	797,513	—	1,686,322
Health care	703,000	232,172	—	935,172
Financials	360,183	447,703	—	807,886
Communication services	448,473	148,180	—	596,653
Consumer staples	232,624	267,945	—	500,569
Industrials	24,589	264,798	—	289,387
Materials	113,103	38,439	—	151,542
Energy	—	90,882	—	90,882
Real estate	—	33,356	—	33,356
Utilities	—	18,663	—	18,663
Preferred securities	—	238,600	—	238,600
Short-term securities	143,970	174,987	—	318,957
Total	$4,444,309	$3,836,989	$—	$8,281,298

Global Small Capitalization Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$869,090	$566,908	$—	$1,435,998
Health care	901,274	317,375	3	1,218,652
Consumer discretionary	449,210	327,676	2,409	779,295
Industrials	171,236	530,019	—	701,255
Financials	298,192	98,457	—	396,649
Materials	31,914	91,606	—	123,520
Real estate	72,261	37,896	—	110,157
Communication services	34,538	71,794	—	106,332
Consumer staples	79,614	19,249	—	98,863
Utilities	5,859	59,096	—	64,955
Energy	13,972	—	10,434	24,406
Preferred securities	19,092	—	77,191	96,283
Rights & warrants	—	1,580	—	1,580
Convertible stocks	—	—	13,854	13,854
Short-term securities	86,874	136,990	—	223,864
Total	$3,033,126	$2,258,646	$103,891	$5,395,663

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the year ended December 31, 2020 (dollars in thousands):

	Beginning	Transfers				Net				Transfers		Ending
	value at	into				realized		Unrealized		out of		value at
	1/1/2020	Level 3	*	Purchases	Sales	loss	†	appreciation	†	Level 3	*	12/31/2020
Investment securities	$44,058	$914		$52,617	$(10,017)	$(4,877)		$21,196		$—		$103,891

Net unrealized appreciation during the period on Level 3 investment securities held at December 31, 2020												$21,196

*	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
†	Net realized loss and unrealized appreciation are included in the related amounts on investments in the statement of operations.

260     American Funds Insurance Series

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

						Impact to
						valuation from
	Value at	Valuation	Unobservable	Range	Weighted	an increase in
	12/31/2020	techniques	inputs	(if applicable)	average*	input†
		Liquidation value	N/A	N/A	N/A	N/A
			Price/Cash flow multiple	8.8x	8.8x	Increase
Common stocks	$ 12,846	Market comparable	DLOM	25%	25%	Decrease
		companies	$ per one billion Btu	$2.25	$2.25	Increase
			MMTPA	10 MMTPA	10 MMTPA	Increase
		Transaction price	N/A	N/A	N/A	N/A
Preferred securities	77,191	Transaction price	N/A	N/A	N/A	N/A
Convertible stocks	13,854	Transaction price	N/A	N/A	N/A	N/A
	$ 103,891

*	Weighted average is by relative fair value.
†	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations

Btu = British thermal unit

DLOM = Discount for lack of marketability

MMTPA = Million metric tonnes per annum

Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$7,806,427	$988,629	$—	$8,795,056
Consumer discretionary	6,912,136	416,283	—	7,328,419
Communication services	7,012,728	—	—	7,012,728
Health care	4,816,461	77,537	59,453	4,953,451
Industrials	2,820,844	464,847	—	3,285,691
Financials	2,051,508	62,053	—	2,113,561
Consumer staples	1,046,415	205,883	—	1,252,298
Materials	1,167,722	33,980	—	1,201,702
Energy	644,723	—	—	644,723
Real estate	369,502	—	—	369,502
Utilities	190,565	25,624	—	216,189
Preferred securities	—	44,452	—	44,452
Convertible bonds & notes	—	—	29,464	29,464
Short-term securities	1,630,494	—	—	1,630,494
Total	$36,469,525	$2,319,288	$88,917	$38,877,730

American Funds Insurance Series     261

International Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$160,866	$1,645,671	$—	$1,806,537
Consumer discretionary	421,417	1,154,375	—	1,575,792
Health care	131,197	1,414,294	6	1,545,497
Industrials	95,045	1,127,312	—	1,222,357
Information technology	358,778	504,666	—	863,444
Communication services	98,771	715,574	—	814,345
Energy	98,446	562,531	—	660,977
Materials	375,154	181,706	—	556,860
Consumer staples	8,249	449,366	—	457,615
Utilities	—	347,713	—	347,713
Real estate	—	83,229	—	83,229
Preferred securities	70,086	56,376	—	126,462
Rights & warrants	236	41,615	—	41,851
Convertible bonds & notes	—	1,260	—	1,260
Bonds, notes & other debt instruments	—	17,814	—	17,814
Short-term securities	537,819	—	—	537,819
Total	$2,356,064	$8,303,502	$6	$10,659,572

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$309	$—	$309
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(395)	—	(395)

Total	$—	$(86)	$—	$(86)

*	Forward currency contracts are not included in the investment portfolio.

New World Fund

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Information technology	$540,290	$265,260	$—		$805,550
Consumer discretionary	184,433	426,480	—		610,913
Health care	220,288	303,860	1		524,149
Financials	98,824	367,872	—		466,696
Communication services	242,323	108,859	—		351,182
Materials	126,066	126,416	—		252,482
Industrials	57,626	193,144	—		250,770
Consumer staples	32,600	209,655	—		242,255
Energy	55,068	104,845	—		159,913
Real estate	21,814	49,427	—		71,241
Utilities	8,127	61,070	—		69,197
Preferred securities	31,214	17,203	—	*	48,417
Rights & warrants	37	11,204	—		11,241
Convertible bonds & notes	—	120	—		120
Bonds, notes & other debt instruments	—	120,130	—		120,130
Short-term securities	238,517	—	—		238,517

Total	$1,857,227	$2,365,545	$1		$4,222,773

262     American Funds Insurance Series

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$3	$—	$—	$3
Liabilities:
Unrealized depreciation on futures contracts	(13)	—	—	(13)
Unrealized depreciation on open forward currency contracts	—	(54)	—	(54)
Total	$(10)	$(54)	$—	$(64)

*	Amount less than one thousand.
†	Futures contracts and forward currency contracts are not included in the investment portfolio.

Blue Chip Income and Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$1,660,102	$—	$—	$1,660,102
Information technology	1,639,123	—	—	1,639,123
Industrials	1,299,142	—	—	1,299,142
Communication services	907,314	—	—	907,314
Energy	866,464	—	—	866,464
Consumer staples	782,008	—	—	782,008
Consumer discretionary	730,730	—	—	730,730
Financials	668,246	—	—	668,246
Utilities	327,959	—	—	327,959
Materials	246,839	—	—	246,839
Real estate	167,648	—	—	167,648
Rights & warrants	138	—	—	138
Convertible stocks	85,580	—	—	85,580
Convertible bonds & notes	—	13,651	—	13,651
Short-term securities	181,762	—	—	181,762
Total	$9,563,055	$13,651	$—	$9,576,706

Global Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$221,121	$181,276	$—	$402,397
Financials	141,374	202,553	—	343,927
Industrials	126,976	119,227	—	246,203
Health care	128,044	70,127	—	198,171
Consumer discretionary	85,765	111,886	—	197,651
Communication services	145,542	20,262	—	165,804
Utilities	27,113	104,117	—	131,230
Materials	42,123	83,017	—	125,140
Energy	39,179	61,420	—	100,599
Consumer staples	32,426	64,723	—	97,149
Real estate	28,798	25,958	—	54,756
Bonds, notes & other debt instruments	—	34,378	—	34,378
Short-term securities	72,929	—	—	72,929
Total	$1,091,390	$1,078,944	$—	$2,170,334

American Funds Insurance Series     263

Growth-Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$7,314,726	$372,663	$—	$7,687,389
Communication services	5,831,851	127,572	—	5,959,423
Health care	4,693,629	779,632	—	5,473,261
Financials	3,867,153	71,057	—	3,938,210
Industrials	3,235,391	420,599	—	3,655,990
Consumer discretionary	2,997,262	125,349	—	3,122,611
Consumer staples	1,207,072	739,995	—	1,947,067
Materials	1,780,708	100,975	—	1,881,683
Energy	1,316,148	1,473	—	1,317,621
Utilities	900,859	210,300	—	1,111,159
Real estate	983,845	—	—	983,845
Convertible stocks	311,050	—	—	311,050
Bonds, notes & other debt instruments	—	44,819	—	44,819
Short-term securities	1,180,227	—	—	1,180,227
Total	$35,619,921	$2,994,434	$—	$38,614,355

International Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$21,452	$238,557	$—	$260,009
Industrials	19,686	168,699	—	188,385
Communication services	38,634	137,544	—	176,178
Consumer discretionary	—	173,323	—	173,323
Health care	6,388	133,573	4	139,965
Materials	49,909	51,472	—	101,381
Consumer staples	11,591	86,293	—	97,884
Information technology	20,812	57,262	—	78,074
Utilities	—	75,755	—	75,755
Energy	14,453	26,884	—	41,337
Real estate	—	38,742	—	38,742
Preferred securities	24,328	—	—	24,328
Rights & warrants	—	15,297	—	15,297
Bonds, notes & other debt instruments	—	8,880	—	8,880
Short-term securities	38,140	—	—	38,140
Total	$245,393	$1,212,281	$4	$1,457,678

264     American Funds Insurance Series

Capital Income Builder

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$82,959	$60,554	$—	$143,513
Information technology	78,576	21,313	—	99,889
Consumer staples	53,173	45,939	—	99,112
Health care	64,546	33,275	—	97,821
Utilities	35,050	55,511	—	90,561
Real estate	43,561	18,295	—	61,856
Communication services	29,639	26,431	—	56,070
Energy	40,675	9,228	—	49,903
Industrials	26,773	20,099	—	46,872
Materials	19,808	22,725	—	42,533
Consumer discretionary	6,747	6,761	—	13,508
Preferred securities	—	1,987	—	1,987
Rights & warrants	2	—	—	2
Convertible stocks	13,837	—	—	13,837
Convertible bonds & notes	—	784	—	784
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	100,873	—	100,873
Corporate bonds, notes & loans	—	65,564	—	65,564
Mortgage-backed obligations	—	55,671	—	55,671
Asset-backed obligations	—	3,801	—	3,801
Bonds & notes of governments & government agencies outside the U.S.	—	1,465	—	1,465
Municipals	—	671	—	671
Short-term securities	57,947	—	—	57,947
Total	$553,293	$550,947	$—	$1,104,240

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$39	$—	$—	$39
Unrealized appreciation on open forward currency contracts	—	34	—	34
Unrealized appreciation on interest rate swaps	—	569	—	569
Unrealized appreciation on credit default swaps	—	152	—	152
Liabilities:
Unrealized depreciation on futures contracts	(89)	—	—	(89)
Unrealized depreciation on open forward currency contracts	—	(56)	—	(56)

Total	$(50)	$699	$—	$649

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

American Funds Insurance Series     265

Asset Allocation Fund

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Information technology	$4,856,907	$33,828	$—		$4,890,735
Health care	3,027,835	132,799	13,074		3,173,708
Financials	2,855,589	215,356	482		3,071,427
Consumer discretionary	1,813,842	160,516	—		1,974,358
Consumer staples	1,182,011	393,999	—		1,576,010
Communication services	1,415,480	70,510	—		1,485,990
Industrials	1,133,507	126,186	10,677		1,270,370
Materials	842,103	93,530	—		935,633
Energy	430,949	21,035	843		452,827
Real estate	380,620	—	—		380,620
Utilities	54,107	242,361	—		296,468
Rights & warrants	—	—	—	*	—	*
Convertible stocks	102,652	45,378	—		148,030
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	—	3,849,701	4,079		3,853,780
U.S. Treasury bonds & notes	—	2,511,880	—		2,511,880
Mortgage-backed obligations	—	2,198,957	—		2,198,957
Asset-backed obligations	—	235,287	—		235,287
Bonds & notes of governments & government agencies outside the U.S.	—	60,892	—		60,892
Federal agency bonds & notes	—	37,568	—		37,568
Municipals	—	33,381	—		33,381
Short-term securities	2,286,334	—	—		2,286,334
Total	$20,381,936	$10,463,164	$29,155		$30,874,255

	Other investments†
	Level 1	Level 2		Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,610	$—		$—	$1,610
Unrealized appreciation on interest rate swaps	—	796		—	796
Unrealized appreciation on credit default swaps	—	—	*	—	—	*
Liabilities:
Unrealized depreciation on futures contracts	(2,382)	—		—	(2,382)
Total	$(772)	$796		$—	$24

*	Amount less than one thousand.
†	Futures contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

266     American Funds Insurance Series

Global Balanced Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$31,289	$35,492	$—	$66,781
Health care	23,553	16,623	—	40,176
Financials	17,316	15,833	—	33,149
Consumer staples	14,677	14,073	—	28,750
Consumer discretionary	12,713	11,275	—	23,988
Industrials	9,037	13,659	—	22,696
Communication services	6,435	6,573	—	13,008
Materials	3,927	9,077	—	13,004
Real estate	8,992	3,272	—	12,264
Energy	5,708	—	—	5,708
Utilities	852	3,696	—	4,548
Preferred securities	—	2,055	—	2,055
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	67,135	—	67,135
U.S. Treasury bonds & notes	—	49,388	—	49,388
Corporate bonds, notes & loans	—	21,861	—	21,861
Mortgage-backed obligations	—	6,454	—	6,454
Municipals	—	186	—	186
Asset-backed obligations	—	95	—	95
Short-term securities	24,329	17,999	—	42,328
Total	$158,828	$294,746	$—	$453,574

	Other investments*
	Level 1	Level 2		Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$3	$—		$—	$3
Unrealized appreciation on open forward currency contracts	—	257		—	257
Unrealized appreciation on interest rate swaps	—	21		—	21
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(259)		—	(259)
Unrealized depreciation on credit default swaps	—	—	†	—	—	†
Total	$3	$19		$—	$22

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.
†	Amount less than one thousand.

Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$3,792,833	$—	$3,792,833
Mortgage-backed obligations	—	3,617,725	—	3,617,725
U.S. Treasury bonds & notes	—	2,783,804	—	2,783,804
Bonds & notes of governments & government agencies outside the U.S.	—	348,736	—	348,736
Asset-backed obligations	—	249,668	—	249,668
Municipals	—	226,267	—	226,267
Federal agency bonds & notes	—	12,979	—	12,979
Short-term securities	2,690,045	—	—	2,690,045
Total	$2,690,045	$11,032,012	$—	$13,722,057

American Funds Insurance Series     267

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$7,631	$—	$—	$7,631
Unrealized appreciation on open forward currency contracts	—	46	—	46
Unrealized appreciation on interest rate swaps	—	3,456	—	3,456
Liabilities:
Unrealized depreciation on futures contracts	(824)	—	—	(824)
Unrealized depreciation on open forward currency contracts	—	(2,653)	—	(2,653)
Unrealized depreciation on interest rate swaps	—	(28,517)	—	(28,517)
Total	$6,807	$(27,668)	$—	$(20,861)

*	Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.

Capital World Bond Fund

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$402,906	$—		$402,906
Japanese yen	—	217,032	—		217,032
Chinese yuan renminbi	—	141,006	—		141,006
British pounds	—	91,115	—		91,115
Danish kroner	—	59,710	—		59,710
Canadian dollars	—	48,258	—		48,258
Mexican pesos	—	46,716	—		46,716
Malaysian ringgits	—	41,973	—		41,973
Australian dollars	—	31,305	—		31,305
Russian rubles	—	27,059	—		27,059
Israeli shekels	—	25,426	—		25,426
South Korean won	—	20,892	—		20,892
Indonesian rupiah	—	15,694	—		15,694
Colombian pesos	—	15,007	—		15,007
Brazilian reais	—	11,023	—		11,023
New Zealand dollars	—	9,638	—		9,638
Thai baht	—	9,308	—		9,308
Chilean pesos	—	8,404	—		8,404
South African rand	—	7,886	—		7,886
Ukrainian hryvnia	—	7,322	—		7,322
Singapore dollars	—	6,354	—		6,354
Norwegian kroner	—	5,980	—		5,980
Peruvian nuevos soles	—	5,639	—		5,639
Indian rupees	—	3,829	—		3,829
Dominican pesos	—	2,938	—		2,938
Polish zloty	—	1,500	—		1,500
Romanian leu	—	1,361	—		1,361
U.S. dollars	—	924,718	—		924,718
Common stocks	574	—	1,319		1,893
Rights & warrants	—	—	—	*	—	*
Short-term securities	147,017	3,665	—		150,682
Total	$147,591	$2,193,664	$1,319		$2,342,574

268     American Funds Insurance Series

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$308	$—	$—	$308
Unrealized appreciation on open forward currency contracts	—	4,155	—	4,155
Unrealized appreciation on credit default swaps	—	31	—	31
Liabilities:
Unrealized depreciation on futures contracts	(155)	—	—	(155)
Unrealized depreciation on open forward currency contracts	—	(3,799)	—	(3,799)
Unrealized depreciation on interest rate swaps	—	(64)	—	(64)
Unrealized depreciation on credit default swaps	—	(698)	—	(698)
Total	$153	$(375)	$—	$(222)

*	Amount less than one thousand.
†	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

High-Income Bond Fund

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$770,665	$4,354		$775,019
Asset-backed obligations	—	97	—		97
Municipals	—	5	—		5
Convertible bonds & notes	—	5,210	65		5,275
Convertible stocks	2,844	494	—		3,338
Preferred securities	—	2,841	—		2,841
Common stocks	8,366	2,591	24,364		35,321
Rights & warrants	—	76	—	[1]	76
Short-term securities	33,493	—	—		33,493
Total	$44,703	$781,979	$28,783		$855,465

	Other investments[2]
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$8	$—	$—	$8
Unrealized appreciation on credit default swaps	—	7	—	7
Liabilities:
Unrealized depreciation on futures contracts	(27)	—	—	(27)
Unrealized depreciation on credit default swaps	—	(728)	—	(728)
Total	$(19)	$(721)	$—	$(740)

[1]	Amount less than one thousand.
[2]	Futures contracts and credit default swaps are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the year ended December 31, 2020 (dollars in thousands):

	Beginning	Transfers				Net				Transfers		Ending
	value at	into				realized		Unrealized		out of		value at
	1/1/2020	Level 3	[3]	Purchases	Sales	loss	[4]	appreciation	[4]	Level 3	[3]	12/31/2020
Investment securities	$19,675	$5,892		$12,692	$(8,614)	$(4,424)		$8,405		$(4,843)		$28,783

Net unrealized appreciation during the period on Level 3 investment securities held at December 31, 2020												$7,603

[3]	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
[4]	Net realized loss and unrealized appreciation are included in the related amounts on investments in the statement of operations.

American Funds Insurance Series     269

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

							Impact to
							valuation from
	Value at		Valuation	Unobservable	Range	Weighted	an increase in
	12/31/2020		techniques	inputs	(if applicable)	average[1]	input[2]
				Exchange terms	N/A	N/A	N/A
Bonds, notes & other debt instruments	$4,354		Estimated recovery value	Vendor price	N/A	N/A	N/A
				Par value	N/A	N/A	N/A
			Yield analysis	YTM risk premium	200 bps	200 bps	Decrease
Convertible bonds & notes	65		Transaction price	N/A	N/A	N/A	N/A
				N/A	N/A	N/A	N/A
				Exchange terms	N/A	N/A	N/A
			Estimated recovery	Vendor price	N/A	N/A	N/A
			value	Risk discount	90%	90%	Decrease
				Par value	N/A	N/A	N/A
				Adjustment based on market	20%	20%	Decrease
				decline
				EV/EBITDA multiple	7.5x	7.5x	Increase
			Market comparable	EV/EBITDA less CapEx multiple	10.2x - 23.0x	19.2x	Increase
Common stocks	24,364		companies	Discount to EV/EBITDA less CapEx multiple	50%	50%	Decrease
				DLOM	17% - 22%	19%	Decrease
			Inputs to market comparables and discounted cash flow	Weight ascribed to market comparables	50%	N/A	N/A
				Weight ascribed to discounted cash flow	50%	N/A	N/A
			Discounted cash flow	Proved reserves	$53.7 million	$53.7 million	Increase
				Discount rate	9%	9%	Decrease
			Recent market information	Quoted price	N/A	N/A	N/A
				DLOM	30%	30%	Decrease
			Transaction price	N/A	N/A	N/A	N/A
Rights & warrants	—	[3]	Black-Scholes	Implied volatility	30%	30%	Increase
				Underlying share price	N/A	N/A	N/A
	$28,783

[1]	Weighted average is by relative fair value.
[2]	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
[3]	Amount less than one thousand.

Key to abbreviations

CapEx = Capital expenditure

DLOM = Discount for lack of marketability

EBITDA = Earnings before income taxes, depreciation and amortization

EV = Enterprise value

YTM = Yield to maturity

270     American Funds Insurance Series

American Funds Mortgage Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$219,567	$—	$219,567
U.S. Treasury bonds & notes	—	25,628	—	25,628
Asset-backed obligations	—	5,546	—	5,546
Federal agency bonds & notes	—	294	—	294
Short-term securities	—	141,404	—	141,404
Total	$—	$392,439	$—	$392,439

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$54	$—	$—	$54
Unrealized appreciation on interest rate swaps	—	1,218	—	1,218
Liabilities:
Unrealized depreciation on futures contracts	(21)	—	—	(21)
Unrealized depreciation on interest rate swaps	—	(4)	—	(4)
Total	$33	$1,214	$—	$1,247

*	Futures contracts and interest rate swaps are not included in the investment portfolio.

Ultra-Short Bond Fund

At December 31, 2020, all of the fund’s investment securities were classified as Level 2.

U.S. Government/AAA-Rated Securities Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$756,975	$—	$756,975
U.S. Treasury bonds & notes	—	663,982	—	663,982
Federal agency bonds & notes	—	341,155	—	341,155
Short-term securities	—	731,556	—	731,556
Total	$—	$2,493,668	$—	$2,493,668

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,235	$—	$—	$1,235
Unrealized appreciation on interest rate swaps	—	34,726	—	34,726
Liabilities:
Unrealized depreciation on futures contracts	(1,275)	—	—	(1,275)
Unrealized depreciation on interest rate swaps	—	(7,246)	—	(7,246)
Total	$(40)	$27,480	$—	$27,440

*	Futures contracts and interest rate swaps are not included in the investment portfolio.

Managed Risk Growth Fund

At December 31, 2020, all of the fund’s investments were classified as Level 1.

Managed Risk International Fund

At December 31, 2020, all of the fund’s investments were classified as Level 1.

American Funds Insurance Series     271

Managed Risk Blue Chip Income and Growth Fund

At December 31, 2020, all of the fund’s investments were classified as Level 1.

Managed Risk Growth-Income Fund

At December 31, 2020, all of the fund’s investments were classified as Level 1.

Managed Risk Asset Allocation Fund

At December 31, 2020, all of the fund’s investments were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of a fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — The value of a fund’s securities and income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding

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taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from a fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of a fund’s securities could cause the value of a fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may

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expose a fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for a fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce a fund’s returns and increase a fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Currency — The prices of, and the income generated by, many debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and a fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in future delivery contracts — A fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While a fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of a fund.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce a fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to a fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in repurchase agreements — Upon entering into a repurchase agreement, a fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

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Interest rate risk — The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. When a fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of a fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield and, given the current low interest rate environment, risks associated with rising rates are currently heightened.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Nondiversification risk— As nondiversified funds, certain funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. Although the funds do not intend to limit their investments to the securities of a small number of issuers, if they were to do so, poor performance by a single large holding could adversely impact the funds’ investment results more than if the funds were invested in a larger number of issuers.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Management — The managed risk funds are subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Underlying fund risks — Because the managed risk funds’ investments consist of investments in underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed risk fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and in each of the underlying funds.

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Investing in options and futures contracts — In addition to the risks generally associated with investing in derivative instruments, options and futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and, in the case of futures, futures commission merchants with which a fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While both options and futures contracts are generally liquid instruments, under certain market conditions, options and futures may be deemed to be illiquid. For example, a fund may be temporarily prohibited from closing out its position in an options or futures contract if intraday price change limits or limits on trading volume imposed by the applicable exchange are triggered. If a fund is unable to close out a position on an options or futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the position in question. The ability of a fund to successfully utilize options and futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the options and futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the options and futures in which it invests, a fund could be exposed to the risk of loss. Whereas the risk of loss on a put option purchased by the fund is limited to the initial cost of the option, the amount of a potential loss on a futures contract could greatly exceed the relatively small initial amount invested in entering the futures position.

Hedging — There may be imperfect or even negative correlation between the prices of the options and futures contracts in which a fund invests and the prices of the underlying securities or indexes which the fund seeks to hedge. For example, options and futures contracts may not provide an effective hedge because changes in options and futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the options and futures markets, on the other, that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for options and futures, including technical influences in options and futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded options and futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

5. Certain investment techniques

Securities lending — Some of the funds have entered into securities lending transactions in which the funds earn income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under the securities lending agreement with the lending agent. The lending agent facilitates the exchange of securities between the lender and the borrower, generally provides protection from borrower default, marks to market the value of collateral daily, secures additional collateral from the borrower if it falls below preset terms, and may reinvest the collateral on behalf of the fund according to agreed parameters. The lending agent has indemnified the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if the borrower fails to return the securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote on proposals

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affecting them. The borrower is obligated to return the loaned security at the conclusion of the loan or, during the pendency of the loan, on demand from the fund.

The following table presents the value of the securities on loan, the type and value of collateral received and the value of the investment securities purchased, if any, from the cash collateral received by each fund (dollars in thousands):

		Collateral type
Funds	Values of securities loan	Cash	U.S. government securities		Value of investment securities purchased
Global Growth Fund	$ 21,446	$ 20,305	$ 1,985		$ 18,274
Global Small Capitalization Fund	77,648	79,709	66		71,738
Growth Fund	7,302	7,559	—		6,803
International Fund	83,899	15,528	72,363		13,975
New World Fund	18,411	15,578	3,469		14,020
Blue Chip Income and Growth Fund	3,447	3,589	—		3,230
Global Growth and Income Fund	6,890	7,156	—	*	6,440
Growth-Income Fund	188,806	193,847	—		174,463
International Growth and Income Fund	6,820	7,095	14		6,385
Capital Income Builder	5,528	1,316	4,462		1,185
Asset Allocation Fund	13,741	14,048	—		12,643

*	Amount less than one thousand.

Investment securities purchased from cash collateral are disclosed in the investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of collateral received under the securities lending agreement is classified as overnight and continuous.

Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.

Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Short-term securities — The managed risk funds hold shares of State Street Institutional U.S. Government Money Market Fund, a cash management vehicle offered and managed by State Street Bank and Trust Company.

Unfunded commitments — Asset Allocation Fund and High-Income Bond Fund have participated in transactions that involve unfunded commitments, which may obligate each fund to purchase new or additional bonds and/or purchase additional shares of the applicable issuer if certain contingencies are met. As of December 31, 2020, the maximum exposure from these unfunded commitments for Asset Allocation Fund and High-Income Bond Fund was $3,543,000 and $1,481,000, respectively, which would represent 0.01% and 0.17%, respectively, of the net assets of each fund should such commitments become due. Unrealized appreciation on these unfunded commitments for Asset Allocation Fund and High-Income Bond Fund was $740,000 and $323,000, respectively, which is disclosed as a receivable for unrealized appreciation on unfunded commitments in each fund’s statement of assets and liabilities and is included in net unrealized appreciation on investments in unaffiliated issuers in each fund’s statement of operations.

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Options contracts — The Managed Risk Growth-Income Fund has entered into options contracts, which give the holder of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option, the security underlying the option (or the cash value of the index underlying the option) at a specified price. As part of its managed risk strategy, the Managed Risk Growth-Income Fund will at times purchase put options on equity indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities. By purchasing a put option on an equity index, the fund obtains the right (but not the obligation) to sell the cash value of the index underlying the option at a specified exercise price, and in return for this right, the fund pays the current market price, or the option premium, for the option.

The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire premium. If the option is exercised, the fund completes the sale of the underlying instrument (or delivers the cash value of the index underlying the option) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.

Premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities from unaffiliated issuers in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the option contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from options contracts are recorded in investments in unaffiliated issuers in the fund’s statement of operations.

Futures contracts — Some of the funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. For the managed risk funds, futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. In addition, each fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.

Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations.

Interest rate swaps — Some of the funds have entered into interest rate swaps, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The series’ investment adviser uses interest rate swaps to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the series’ investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

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Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the series’ investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in each fund’s statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in each fund’s statement of operations.

Credit default swap indices — Some of the funds have entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The series’ investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When a fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract. Securities deposited as initial margin are designated on the investment portfolio.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a variation margin based on the increase or decrease in the value of the centrally cleared swaps, and records variation margin in each fund’s statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in each fund’s statement of operations.

American Funds Insurance Series     279

The following table presents the average month-end notional amounts of options contracts purchased, futures contracts, forward currency contracts, interest rate swaps and credit default swaps while held for each fund (dollars in thousands):

	Options contracts purchased	Futures contracts	Forward currency contracts		Interest rate swaps	Credit default swaps
International Fund	Not applicable	Not applicable	$ 41,887		Not applicable	Not applicable
New World Fund	Not applicable	$ 1,829	5,742		Not applicable	Not applicable
Global Growth and Income Fund	Not applicable	Not applicable	6,973	*	Not applicable	Not applicable
International Growth and Income Fund	Not applicable	Not applicable	3,200	*	Not applicable	Not applicable
Capital Income Builder	Not applicable	71,475	965		$ 112,369	$ 3,389
Asset Allocation Fund	Not applicable	1,175,025	Not applicable		227,086	46,073
Global Balanced Fund	Not applicable	4,858	30,295		7,507	3,800
Bond Fund	Not applicable	3,685,113	491,051		823,870	173,850	*
Capital World Bond Fund	Not applicable	139,493	657,769		121,529	80,050
High-Income Bond Fund	Not applicable	10,600	Not applicable		Not applicable	31,310
Mortgage Fund	Not applicable	88,917	Not applicable		268,075	Not applicable
U.S. Government/AAA-Rated Securities Fund	Not applicable	1,922,908	Not applicable		3,696,916	Not applicable
Managed Risk Growth Fund	Not applicable	178,037	Not applicable		Not applicable	Not applicable
Managed Risk International Fund	Not applicable	716,661	Not applicable		Not applicable	Not applicable
Managed Risk Blue Chip Income and Growth Fund	Not applicable	119,174	Not applicable		Not applicable	Not applicable
Managed Risk Growth-Income Fund	$36,373	741,450	Not applicable		Not applicable	Not applicable
Managed Risk Asset Allocation Fund	Not applicable	735,724	Not applicable		Not applicable	Not applicable

*	No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.

The following tables identify the location and fair value amounts on the funds’ statements of assets and liabilities and the effect on the funds’ statements of operations resulting from the funds’ use of options, futures contracts, forward currency contracts, interest rate swaps and/or credit default swaps as of, or for the year ended, December 31, 2020 (dollars in thousands):

International Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open	$309	Unrealized depreciation on open	$395
		forward currency contracts		forward currency contracts

		Net realized gain		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized gain on forward	$182	Net unrealized appreciation on	$45
		currency contracts		forward currency contracts

New World Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$3	Unrealized depreciation[1]	$13
Forward currency	Currency	Unrealized appreciation on open	—	Unrealized depreciation on open	54
		forward currency contracts		forward currency contracts
			$3		$67

See end of tables for footnotes.

280     American Funds Insurance Series

		Net realized gain (loss)		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures	$140	Net unrealized depreciation on	$(10)
		contracts		futures contracts
Forward currency	Currency	Net realized loss on forward	(245)	Net unrealized depreciation on	(54)
		currency contracts		forward currency contracts
			$(105)		$(64)

Global Growth and Income Fund

		Net realized loss		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized loss on forward	$(521)	Net unrealized appreciation on	$137
		currency contracts		forward currency contracts

International Growth and Income Fund

		Net realized gain		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized gain on forward	$18	Net unrealized appreciation on	$12
		currency contracts		forward currency contracts

Capital Income Builder

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$39	Unrealized depreciation[1]	$89
Forward currency	Currency	Unrealized appreciation on open	34	Unrealized depreciation on open	56
		forward currency contracts		forward currency contracts
Swap	Interest	Unrealized appreciation[1]	569	Unrealized depreciation[1]	—
Swap	Credit	Unrealized appreciation[1]	152	Unrealized depreciation[1]	—
			$794		$145

		Net realized gain		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures	$3,606	Net unrealized appreciation on	$281
		contracts		futures contracts
Forward currency	Currency	Net realized gain on forward	38	Net unrealized depreciation on	(22)
		currency contracts		forward currency contracts
Swap	Interest	Net realized gain on swap	2,280	Net unrealized depreciation on	(260)
		contracts		swap contracts
Swap	Credit	Net realized gain on swap	406	Net unrealized appreciation on	152
		contracts		swap contracts
			$6,330		$151

See end of tables for footnotes.

American Funds Insurance Series     281

Asset Allocation Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$1,610	Unrealized depreciation[1]	$2,382
Swap	Interest	Unrealized appreciation[1]	796	Unrealized depreciation[1]	—
Swap	Credit	Unrealized appreciation[1]	— [2]	Unrealized depreciation[1]	—
			$2,406		$2,382

		Net realized gain (loss)		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures	$36,747	Net unrealized appreciation on	$2,190
		contracts		futures contracts
Swap	Interest	Net realized loss on swap	(13,556)	Net unrealized appreciation on	4,608
		contracts		swap contracts
Swap	Credit	Net realized gain on swap	2,725	Net unrealized appreciation on	—	[2]
		contracts		swap contracts
			$25,916		$6,798

Global Balanced Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$3	Unrealized depreciation[1]	$—
Forward currency	Currency	Unrealized appreciation on open	257	Unrealized depreciation on open	259
		forward currency contracts		forward currency contracts
Swap	Interest	Unrealized appreciation[1]	21	Unrealized depreciation[1]	—
Swap	Credit	Unrealized appreciation[1]	—	Unrealized depreciation[1]	—	[2]
			$281		$259

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures	$442	Net unrealized appreciation on	$19
		contracts		futures contracts
Forward currency	Currency	Net realized gain on forward	801	Net unrealized appreciation on	97
		currency contracts		forward currency contracts
Swap	Interest	Net realized loss on swap	(126)	Net unrealized appreciation on	23
		contracts		swap contracts
Swap	Credit	Net realized gain on swap	3	Net unrealized depreciation on	—	[2]
		contracts		swap contracts
			$1,120		$139

See end of tables for footnotes.

282     American Funds Insurance Series

Bond Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$7,631	Unrealized depreciation[1]	$824
Forward currency	Currency	Unrealized appreciation on open	46	Unrealized depreciation on open	2,653
		forward currency contracts		forward currency contracts
Swap	Interest	Unrealized appreciation[1]	3,456	Unrealized depreciation[1]	28,517
			$11,133		$31,994

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures	$89,071	Net unrealized appreciation on	$10,886
		contracts		futures contracts
Forward currency	Currency	Net realized loss on forward	(15,906)	Net unrealized depreciation on	(1,417)
		currency contracts		forward currency contracts
Swap	Interest	Net realized loss on swap	(22,499)	Net unrealized depreciation on	(18,955)
		contracts		swap contracts
Swap	Credit	Net realized gain on swap	22,543	Net unrealized appreciation on	—
		contracts		swap contracts
			$73,209		$(9,486)

Capital World Bond Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$308	Unrealized depreciation[1]	$155
Forward currency	Currency	Unrealized appreciation on open	4,155	Unrealized depreciation on open	3,799
		forward currency contracts		forward currency contracts
Swap	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	64
Swap	Credit	Unrealized appreciation[1]	31	Unrealized depreciation[1]	698
			$4,494		$4,716

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures	$(180)	Net unrealized appreciation on	$958
		contracts		futures contracts
Forward currency	Currency	Net realized gain on forward	16,206	Net unrealized appreciation on	2,566
		currency contracts		forward currency contracts
Swap	Interest	Net realized loss on swap	(2,548)	Net unrealized appreciation on	475
		contracts		swap contracts
Swap	Credit	Net realized loss on swap	(357)	Net unrealized depreciation on	(1,398)
		contracts		swap contracts
			$13,121		$2,601

See end of tables for footnotes.

American Funds Insurance Series     283

High-Income Bond Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$8	Unrealized depreciation[1]	$27
Swap	Credit	Unrealized appreciation[1]	7	Unrealized depreciation[1]	728
			$15		$755

		Net realized (loss) gain		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures	$(166)	Net unrealized depreciation on	$(178)
		contracts		futures contracts
Swap	Interest	Net realized gain on swap	1	Net unrealized appreciation on	—
		contracts		swap contracts
Swap	Credit	Net realized gain on swap	3,841	Net unrealized appreciation on	857
		contracts		swap contracts
			$3,676		$679

American Funds Mortgage Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$54	Unrealized depreciation[1]	$21
Swap	Interest	Unrealized appreciation[1]	1,218	Unrealized depreciation[1]	4
			$1,272		$25

		Net realized gain (loss)		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures	$8,696	Net unrealized appreciation on	$779
		contracts		futures contracts
Swap	Interest	Net realized loss on swap	(8,505)	Net unrealized appreciation on	4,046
		contracts		swap contracts
			$191		$4,825

U.S. Government/AAA-Rated Securities Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$1,235	Unrealized depreciation[1]	$1,275
Swap	Interest	Unrealized appreciation[1]	34,726	Unrealized depreciation[1]	7,246
			$35,961		$8,521

See end of tables for footnotes.

284     American Funds Insurance Series

		Net realized gain (loss)		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures	$89,336	Net unrealized appreciation on	$7,908
		contracts		futures contracts
Swap	Interest	Net realized loss on swap	(46,704)	Net unrealized appreciation on	47,782
		contracts		swap contracts
			$42,632		$55,690

Managed Risk Growth Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$69	Unrealized depreciation[1]	$—

		Net realized (loss) gain		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Currency	Net realized loss on futures	$(323)	Net unrealized appreciation on	$—
		contracts		futures contracts
Futures	Equity	Net realized loss on futures	(40,633)	Net unrealized appreciation on	—
		contracts		futures contracts
Futures	Interest	Net realized gain on futures	5,618	Net unrealized appreciation on	130
		contracts		futures contracts
			$(35,338)		$130

Managed Risk International Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$21	Unrealized depreciation[1]	$—

		Net realized (loss) gain		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Currency	Net realized loss on futures	$(689)	Net unrealized appreciation on	$—
		contracts		futures contracts
Futures	Equity	Net realized loss on futures	(14,445)	Net unrealized appreciation on	—
		contracts		futures contracts
Futures	Interest	Net realized gain on futures	1,083	Net unrealized appreciation on	51
		contracts		futures contracts
			$(14,051)		$51

See end of tables for footnotes.

American Funds Insurance Series     285

Managed Risk Blue Chip Income and Growth Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$38	Unrealized depreciation[1]	$—

		Net realized (loss) gain		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Currency	Net realized loss on futures	$(112)	Net unrealized appreciation on	$—
		contracts		futures contracts
Futures	Equity	Net realized loss on futures	(36,178)	Net unrealized appreciation on	—
		contracts		futures contracts
Futures	Interest	Net realized gain on futures	3,606	Net unrealized appreciation on	90
		contracts		futures contracts
			$(32,684)		$90

Managed Risk Growth-Income Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased	Equity	Investment securities from	$12,028	Investment securities from	$—
		unaffiliated issuers[3]		unaffiliated issuers
Futures	Equity	Unrealized appreciation[1]	2,637	Unrealized depreciation[1]	—
Futures	Interest	Unrealized appreciation[1]	341	Unrealized depreciation[1]	—
			$15,006		$—

		Net realized (loss) gain		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased	Equity	Net realized loss on options	$(22,888)	Net unrealized appreciation on	$—
		purchased contracts[4]		options purchased contracts[5]
Futures	Currency	Net realized loss on futures	(563)	Net unrealized appreciation on	—
		contracts		futures contracts
Futures	Equity	Net realized loss on futures	(44,738)	Net unrealized appreciation on	1,592
		contracts		futures contracts
Futures	Interest	Net realized gain on futures	24,706	Net unrealized appreciation on	716
		contracts		futures contracts
			$(43,483)		$2,308

See end of tables for footnotes.

286     American Funds Insurance Series

Managed Risk Asset Allocation Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$358	Unrealized depreciation[1]	$—

		Net realized (loss) gain		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Currency	Net realized loss on futures	$(82)	Net unrealized appreciation on	$—
		contracts		futures contracts
Futures	Equity	Net realized loss on futures	(141,847)	Net unrealized appreciation on	—
		contracts		futures contracts
Futures	Interest	Net realized gain on futures	22,678	Net unrealized appreciation on	883
		contracts		futures contracts
			$(119,251)		$883

[1]	Includes cumulative appreciation/depreciation on futures contracts, interest rate swaps and/or credit default swaps as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.
[2]	Amount less than one thousand.
[3]	Includes options purchased as reported in the fund’s investment portfolio.
[4]	Options purchased are included in net realized gain (loss) on investments in unaffiliated issuers.
[5]	Options purchased are included in net unrealized appreciation (depreciation) on investments in unaffiliated issuers.

Collateral — Some funds participate in a collateral program that calls for the funds to either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and/or their use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and/or future delivery contracts. For securities lending, each participating fund receives collateral in exchange for lending investment securities. The lending agent may reinvest collateral from securities lending transactions according to agreed parameters. For futures contracts, interest rate swaps and credit default swaps, the program calls for each participating fund to pledge collateral for initial and variation margin by contract. For forward currency contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For future delivery contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by each participating fund, if any, is disclosed in each fund’s investment portfolio, and cash collateral pledged by each participating fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in each fund’s statement of assets and liabilities.

Rights of offset — Funds that hold forward currency contracts have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counter-party) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.

The following tables present each fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of December 31, 2020, if close-out netting was exercised (dollars in thousands):

American Funds Insurance Series     287

International Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Citibank	$309	$(309)	$—	$—	$—
Liabilities:
Citibank	$395	$(309)	$—	$—	$86

New World Fund
	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Liabilities:
Bank of New York Mellon	$54	$—	$—	$—	$54

Capital Income Builder

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Bank of New York Mellon	$29	$(4)	$—	$—	$25
Goldman Sachs	4	—	—	—	4
HSBC Bank	1	—	—	—	1
Total	$34	$(4)	$—	$—	$30
Liabilities:
Bank of New York Mellon	$4	$(4)	$—	$—	$—
Standard Chartered Bank	52	—	—	—	52
Total	$56	$(4)	$—	$—	$52

See end of tables for footnote.

288     American Funds Insurance Series

Global Balanced Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Bank of New York Mellon	$14	$—	$—	$—	$14
Barclays Bank PLC	21	(1)	—	—	20
Citibank	61	(61)	—	—	—
Goldman Sachs	44	(14)	—	—	30
HSBC Bank	38	(19)	—	—	19
JPMorgan Chase	12	(11)	—	—	1
Morgan Stanley	54	(48)	—	—	6
Standard Chartered Bank	11	(11)	—	—	—
UBS AG	2	—	—	—	2
Total	$257	$(165)	$—	$—	$92
Liabilities:
Bank of America	$21	$—	$—	$—	$21
Barclays Bank PLC	1	(1)	—	—	—
Citibank	115	(61)	—	—	54
Goldman Sachs	14	(14)	—	—	—
HSBC Bank	19	(19)	—	—	—
JPMorgan Chase	11	(11)	—	—	—
Morgan Stanley	48	(48)	—	—	—
Standard Chartered Bank	30	(11)	—	—	19
Total	$259	$(165)	$—	$—	$94

Bond Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Morgan Stanley	$46	$—	$—	$(46)	$—
Liabilities:
Bank of New York Mellon	$877	$—	$(877)	$—	$—
HSBC Bank	1,714	—	(1,714)	—	—
UBS AG	62	—	—	—	62
Total	$2,653	$—	$(2,591)	$—	$62

See end of tables for footnote.

American Funds Insurance Series     289

Capital World Bond Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Bank of America	$439	$(439)	$—	$—	$—
Bank of New York Mellon	109	(2)	—	—	107
Citibank	281	(281)	—	—	—
Goldman Sachs	1,536	(359)	—	(1,110)	67
HSBC Bank	319	(97)	(108)	—	114
JPMorgan Chase	924	—	(924)	—	—
Standard Chartered Bank	202	(8)	(194)	—	—
UBS AG	345	(345)	—	—	—
Total	$4,155	$(1,531)	$(1,226)	$(1,110)	$288
Liabilities:
Bank of America	$551	$(439)	$(63)	$—	$49
Bank of New York Mellon	2	(2)	—	—	—
Citibank	1,691	(281)	(1,312)	—	98
Goldman Sachs	359	(359)	—	—	—
HSBC Bank	97	(97)	—	—	—
Morgan Stanley	560	—	(466)	—	94
Standard Chartered Bank	8	(8)	—	—	—
UBS AG	531	(345)	—	—	186
Total	$3,799	$(1,531)	$(1,841)	$—	$427

*Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended December 31, 2020, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the funds filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the funds record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on each fund’s net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; net operating losses; non-U.S. taxes on capital gains; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

290     American Funds Insurance Series

Additional tax basis disclosures for each fund as of December 31, 2020, were as follows (dollars in thousands):

		Global				Blue Chip
	Global	Small			New	Income and
	Growth	Capitalization	Growth	International	World	Growth
	Fund	Fund	Fund	Fund	Fund	Fund
Undistributed ordinary income	$23,610	$—	$276,979	$4,878	$10,741	$38,218
Undistributed long-term capital gains	445,512	123,145	5,068,501	—	143,589	—
Capital loss carryforward*	—	—	—	(136,440)	—	(63,496)
Capital loss carryforward utilized	—	—	—	13,382	—	—
Gross unrealized appreciation on investments	4,449,917	2,433,892	21,167,676	4,059,818	1,659,058	3,361,319
Gross unrealized depreciation on investments	(135,394)	(86,045)	(234,902)	(340,845)	(33,325)	(539,186)
Net unrealized appreciation (depreciation) on investments	4,314,523	2,347,847	20,932,774	3,718,973	1,625,733	2,822,133
Cost of investments	3,966,775	3,047,816	17,944,956	6,940,513	2,596,976	6,754,573
Reclassification from (to) total distributable earnings/accumulated loss to (from) capital paid in on shares of beneficial interest	—	(13,829)	6	—	(1)	—

	Global		International
	Growth	Growth-	Growth	Capital	Asset	Global
	and Income	Income	and Income	Income	Allocation	Balanced
	Fund	Fund	Fund	Builder	Fund	Fund
Undistributed ordinary income	$4,517	$161,308	$5,778	$3,530	$248,732	$646
Undistributed long-term capital gains	51,479	403,490	—	—	899,471	1,975
Capital loss carryforward*	—	—	(76,870)	(62,945)	—	—
Gross unrealized appreciation on investments	784,941	15,269,066	428,729	168,138	8,710,090	103,417
Gross unrealized depreciation on investments	(35,268)	(859,941)	(46,994)	(16,334)	(257,151)	(3,408)
Net unrealized appreciation (depreciation) on investments	749,673	14,409,125	381,735	151,804	8,452,939	100,009
Cost of investments	1,420,661	24,205,230	1,075,943	952,928	22,421,338	353,494
Reclassification from (to) total distributable earnings/accumulated loss to (from) capital paid in on shares of beneficial interest	—	(822)	(1)	1	18	2

See end of tables for footnote.

American Funds Insurance Series     291

						U.S.
		Capital	High-	American		Government/
		World	Income	Funds	Ultra-Short	AAA-Rated
	Bond	Bond	Bond	Mortgage	Bond	Securities
	Fund	Fund	Fund	Fund	Fund	Fund
Undistributed ordinary income	$293,413	$42,838	$6,554	$7,215	$—	$133,505
Undistributed long-term capital gains	218,389	21,745	—	4,438	—	51,890
Capital loss carryforward*	—	—	(247,718)	—	(1)	—
Gross unrealized appreciation on investments	648,591	188,721	54,124	6,536	8	88,168
Gross unrealized depreciation on investments	(47,722)	(20,385)	(55,153)	(625)	(2)	(16,204)
Net unrealized appreciation (depreciation) on investments	600,869	168,336	(1,029)	5,911	6	71,964
Cost of investments	13,100,327	2,172,394	857,316	387,737	372,351	2,449,196
Reclassification from (to) total distributable earnings/accumulated loss to (from) capital paid in on shares of beneficial interest	1	—	7,377	—	(172)	—

			Managed	Managed	Managed
	Managed	Managed	Risk Blue	Risk	Risk
	Risk	Risk	Chip Income	Growth-	Asset
	Growth	International	and Growth	Income	Allocation
	Fund	Fund	Fund	Fund	Fund
Undistributed ordinary income	$1,371	$929	$4,349	$25,029	$31,041
Undistributed long-term capital gains	24,118	—	—	33,730	—
Capital loss carryforward*	—	(11,769)	(22,483)	—	(31,551)
Gross unrealized appreciation on investments	156,525	33,827	62,066	380,437	403,906
Gross unrealized depreciation on investments	(4,202)	(8,961)	(45,409)	(58,764)	(17,089)
Net unrealized appreciation (depreciation) on investments	152,323	24,866	16,657	321,673	386,817
Cost of investments	412,543	144,392	339,936	2,110,156	2,394,223

*	Capital loss carryforwards will be used to offset any capital gains realized by the funds in future years. The funds will not make distributions from capital gains while a capital loss carryforward remains.

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

Global Growth Fund

	Year ended December 31, 2020			Year ended December 31, 2019
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$16,383	$73,033	$89,416	$31,022	$121,251	$152,273
Class 1A	29	205	234	82	367	449
Class 2	13,463	109,286	122,749	40,119	204,481	244,600
Class 4	653	11,537	12,190	3,204	17,408	20,612
Total	$30,528	$194,061	$224,589	$74,427	$343,507	$417,934

See end of tables for footnote.

292     American Funds Insurance Series

Global Small Capitalization Fund

	Year ended December 31, 2020			Year ended December 31, 2019
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$5,414	$120,074	$125,488	$28,009	$97,912	$125,921
Class 1A	2	42	44	6	23	29
Class 2	5,373	140,495	145,868	28,406	119,280	147,686
Class 4	408	12,682	13,090	1,932	9,184	11,116
Total	$11,197	$273,293	$284,490	$58,353	$226,399	$284,752

Growth Fund

	Year ended December 31, 2020			Year ended December 31, 2019
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$68,600	$285,315	$353,915	$150,838	$964,757	$1,115,595
Class 1A	141	547	688	193	1,290	1,483
Class 2	53,722	404,657	458,379	192,058	1,500,212	1,692,270
Class 3	860	5,433	6,293	2,713	20,442	23,155
Class 4	3,629	42,241	45,870	14,770	130,929	145,699
Total	$126,952	$738,193	$865,145	$360,572	$2,617,630	$2,978,202

International Fund

	Year ended December 31, 2020			Year ended December 31, 2019
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$44,223	$—	$44,223	$85,943	$130,060	$216,003
Class 1A	56	—	56	95	141	236
Class 2	25,688	—	25,688	59,246	104,778	164,024
Class 3	157	—	157	354	637	991
Class 4	1,591	—	1,591	4,496	8,870	13,366
Total	$71,715	$—	$71,715	$150,134	$244,486	$394,620

New World Fund

	Year ended December 31, 2020			Year ended December 31, 2019
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$16,847	$8,752	$25,599	$23,315	$71,500	$94,815
Class 1A	48	26	74	39	132	171
Class 2	6,570	4,233	10,803	8,693	34,958	43,651
Class 4	4,454	3,019	7,473	4,452	21,103	25,555
Total	$27,919	$16,030	$43,949	$36,499	$127,693	$164,192

See end of tables for footnote.

American Funds Insurance Series     293

Blue Chip Income and Growth Fund

	Year ended December 31, 2020			Year ended December 31, 2019
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$100,756	$61,517	$162,273	$118,657	$410,713	$529,370
Class 1A	350	134	484	163	435	598
Class 2	48,936	34,662	83,598	60,118	238,793	298,911
Class 4	10,866	7,992	18,858	10,646	38,700	49,346
Total	$160,908	$104,305	$265,213	$189,584	$688,641	$878,225

Global Growth and Income Fund

	Year ended December 31, 2020			Year ended December 31, 2019
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$8,987	$15,679	$24,666	$12,475	$27,971	$40,446
Class 1A	28	53	81	33	66	99
Class 2	15,537	32,112	47,649	24,591	66,794	91,385
Class 4	1,576	3,612	5,188	2,298	5,970	8,268
Total	$26,128	$51,456	$77,584	$39,397	$100,801	$140,198

Growth-Income Fund

	Year ended December 31, 2020			Year ended December 31, 2019
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$381,174	$482,142	$863,316	$455,391	$1,825,184	$2,280,575
Class 1A	211	265	476	206	825	1,031
Class 2	207,651	305,445	513,096	272,097	1,260,360	1,532,457
Class 3	2,378	3,413	5,791	3,204	14,500	17,704
Class 4	17,727	29,072	46,799	21,474	103,934	125,408
Total	$609,141	$820,337	$1,429,478	$752,372	$3,204,803	$3,957,175

International Growth and Income Fund

	Year ended December 31, 2020			Year ended December 31, 2019
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$17,264	$—	$17,264	$41,626	$—	$41,626
Class 1A	38	—	38	84	—	84
Class 2	2,910	—	2,910	8,726	—	8,726
Class 4	1,255	—	1,255	3,112	—	3,112
Total	$21,467	$—	$21,467	$53,548	$—	$53,548

See end of tables for footnote.

294     American Funds Insurance Series

Capital Income Builder

	Year ended December 31, 2020			Year ended December 31, 2019
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$17,286	$—	$17,286	$13,476	$—	$13,476
Class 1A	161	—	161	126	—	126
Class 2	181	—	181	137	—	137
Class 4	11,369	—	11,369	10,875	—	10,875
Total	$28,997	$—	$28,997	$24,614	$—	$24,614

Asset Allocation Fund

	Year ended December 31, 2020			Year ended December 31, 2019
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$333,238	$79,610	$412,848	$356,589	$816,841	$1,173,430
Class 1A	213	51	264	189	416	605
Class 2	80,906	22,747	103,653	94,178	253,101	347,279
Class 3	520	141	661	608	1,581	2,189
Class 4	67,789	21,221	89,010	71,682	206,152	277,834
Total	$482,666	$123,770	$606,436	$523,246	$1,278,091	$1,801,337

Global Balanced Fund

	Year ended December 31, 2020			Year ended December 31, 2019
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$1,746	$5,085	$6,831	$1,912	$3,479	$5,391
Class 1A	29	99	128	28	61	89
Class 2	2,128	7,631	9,759	2,521	5,487	8,008
Class 4	844	3,811	4,655	954	2,492	3,446
Total	$4,747	$16,626	$21,373	$5,415	$11,519	$16,934

Bond Fund

	Year ended December 31, 2020			Year ended December 31, 2019
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$185,412	$25,238	$210,650	$177,855	$—	$177,855
Class 1A	224	31	255	165	—	165
Class 2	96,166	14,478	110,644	90,796	—	90,796
Class 4	15,659	2,303	17,962	11,384	—	11,384
Total	$297,461	$42,050	$339,511	$280,200	$—	$280,200

See end of tables for footnote.

American Funds Insurance Series     295

Capital World Bond Fund

	Year ended December 31, 2020			Year ended December 31, 2019
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$30,575	$4,335	$34,910	$19,173	$—	$19,173
Class 1A	16	3	19	7	—	7
Class 2	24,602	3,871	28,473	15,927	—	15,927
Class 4	1,252	206	1,458	649	—	649
Total	$56,445	$8,415	$64,860	$35,756	$—	$35,756

High-Income Bond Fund

	Year ended December 31, 2020			Year ended December 31, 2019
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$10,071	$—	$10,071	$33,304	$—	$33,304
Class 1A	78	—	78	45	—	45
Class 2	54,086	—	54,086	41,753	—	41,753
Class 3	799	—	799	611	—	611
Class 4	4,806	—	4,806	3,353	—	3,353
Total	$69,840	$—	$69,840	$79,066	$—	$79,066

American Funds Mortgage Fund

	Year ended December 31, 2020			Year ended December 31, 2019
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$3,288	$263	$3,551	$5,573	$—	$5,573
Class 1A	13	1	14	12	—	12
Class 2	722	75	797	1,355	—	1,355
Class 4	406	52	458	585	—	585
Total	$4,429	$391	$4,820	$7,525	$—	$7,525

Ultra-Short Bond Fund

	Year ended December 31, 2020					Year ended December 31, 2019
				Total					Total
	Ordinary		Long-term	distributions		Ordinary		Long-term	distributions
Share class	income		capital gains	paid		income		capital gains	paid
Class 1	$104		$—	$104		$604		$—	$604
Class 1A	—	*	—	—	*	—	*	—	—	*
Class 2	558		—	558		4,088		—	4,088
Class 3	8		—	8		59		—	59
Class 4	67		—	67		342		—	342
Total	$737		$—	$737		$5,093		$—	$5,093

See end of tables for footnote.

296     American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

	Year ended December 31, 2020			Year ended December 31, 2019
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$12,901	$3,231	$16,132	$31,700	$—	$31,700
Class 1A	107	29	136	50	—	50
Class 2	40,852	11,067	51,919	26,790	—	26,790
Class 3	318	89	407	180	—	180
Class 4	7,195	1,992	9,187	2,241	—	2,241
Total	$61,373	$16,408	$77,781	$60,961	$—	$60,961

Managed Risk Growth Fund

	Year ended December 31, 2020			Year ended December 31, 2019
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class P1	$64	$374	$438	$61	$256	$317
Class P2	3,441	21,395	24,836	3,581	26,324	29,905
Total	$3,505	$21,769	$25,274	$3,642	$26,580	$30,222

Managed Risk International Fund

	Year ended December 31, 2020			Year ended December 31, 2019
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class P1	$21	$10	$31	$11	$16	$27
Class P2	1,913	1,303	3,216	2,974	4,795	7,769
Total	$1,934	$1,313	$3,247	$2,985	$4,811	$7,796

Managed Risk Blue Chip Income and Growth Fund

	Year ended December 31, 2020			Year ended December 31, 2019
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class P1	$29	$37	$66	$13	$40	$53
Class P2	6,006	10,828	16,834	5,566	17,796	23,362
Total	$6,035	$10,865	$16,900	$5,579	$17,836	$23,415

Managed Risk Growth-Income Fund

	Year ended December 31, 2020			Year ended December 31, 2019
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class P1	$37,519	$103,175	$140,694	$14,564	$14,505	$29,069
Class P2	4,874	15,199	20,073	1,352	2,019	3,371
Total	$42,393	$118,374	$160,767	$15,916	$16,524	$32,440

See end of tables for footnote.

American Funds Insurance Series     297

Managed Risk Asset Allocation Fund

	Year ended December 31, 2020			Year ended December 31, 2019
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class P1	$58	$146	$204	$5	$65	$70
Class P2	40,641	105,833	146,474	62,691	115,050	177,741
Total	$40,699	$105,979	$146,678	$62,696	$115,115	$177,811

*	Amount less than one thousand.

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds. These fees are included in the net effective expense ratios that are provided as additional information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees.

Investment advisory services waivers — CRMC is waiving a portion of its investment advisory services fees for some of the funds. During the year ended December 31, 2020, CRMC voluntarily waived to proposed rates for Global Growth in advance of the next investment advisory and service agreement that will become effective May 1, 2021. In addition, CRMC waived a portion of its investment advisory services fees at the rate of 0.05% of the daily net assets of each of the managed risk funds. The waiver for each of the managed risk funds will be in effect through at least May 1, 2021, and may only be modified or terminated with the approval of the series’ board.

Effective May 1, 2020, CRMC began to waive a portion of its investment advisory fees at the rates of 0.18%, 0.26%, 0.10% and 0.18% of the daily net assets of New World Fund, Capital Income Builder, Capital World Bond Fund and American Funds Mortgage Fund, respectively. These waivers will be in effect through at least May 1, 2021, and may only be modified or terminated with the approval of the series’ board.

Investment advisory services fees are presented in each fund’s statement of operations gross of the waivers from CRMC. CRMC does not intend to recoup these waivers. For the year ended December 31, 2020, total investment advisory services fees waived by CRMC were $10,896,000.

298     American Funds Insurance Series

The range of rates, net asset levels and the current annualized rates of average daily net assets for each fund before and after any investment advisory services waivers (if applicable), are as follows:

	Rates		Net asset level (in billions)		For the year ended December 31,	For the year ended December 31,
Fund	Beginning with	Ending with	Up to	In excess of	2020, before waiver	2020, after waiver
Global Growth Fund	.690%	.460%	$.6	$5.0	.511%	.511%
Global Small Capitalization Fund	.800	.635	.6	5.0	.694	.694
Growth Fund	.500	.280	.6	34.0	.316	.316
International Fund	.690	.430	.5	21.0	.494	.494
New World Fund	.850	.580	.5	4.0	.698	.574
Blue Chip Income and Growth Fund	.500	.350	.6	10.5	.390	.390
Global Growth and Income Fund	.690	.480	.6	3.0	.597	.597
Growth-Income Fund	.500	.219	.6	34.0	.255	.255
International Growth and Income Fund	.690	.500	.5	1.5	.613	.613
Capital Income Builder	.500	.410	.6	1.0	.480	.303
Asset Allocation Fund	.500	.240	.6	21.0	.265	.265
Global Balanced Fund	.660	.510	.5	1.0	.660	.660
Bond Fund	.480	.320	.6	13.0	.362	.362
Capital World Bond Fund	.570	.450	1.0	3.0	.533	.465
High-Income Bond Fund	.500	.420	.6	2.0	.484	.484
American Funds Mortgage Fund	.420	.290	.6	3.0	.420	.299
Ultra-Short Bond Fund	.320	.270	1.0	2.0	.320	.320
U.S. Government/AAA-Rated Securities Fund	.420	.290	.6	3.0	.349	.349
Managed Risk Growth Fund	.150		all		.150	.100
Managed Risk International Fund	.150		all		.150	.100
Managed Risk Blue Chip Income and Growth Fund	.150		all		.150	.100
Managed Risk Growth-Income Fund	.150		all		.150	.100
Managed Risk Asset Allocation Fund	.150		all		.150	.100

Class-specific fees and expenses —Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits
Class 1A	0.00%	0.25%
Class 2	0.25	0.25
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50

Insurance administrative services — The series has an insurance administrative services plan for Class 1A, 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the managed risk funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

American Funds Insurance Series     299

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to all of the funds’ share classes except Class P1 and P2 shares. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on each fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each fund, other than the managed risk funds, the ability to charge an administrative services fee at the annual rate of 0.05% of average daily net assets attributable to each share class. Currently each fund, other than the managed-risk funds, pays CRMC an administrative services fee at the annual rate of 0.03% of average daily net assets of each share class for CRMC’s provision of administrative services. For the managed risk funds, CRMC receives administrative services fees at an annual rate of 0.03% of average daily net assets from Class 1 shares of the underlying funds for administrative services provided to the series.

Accounting and administrative services — The managed risk funds have a subadministration agreement with Bank of New York Mellon (“BNY Mellon”) under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.

Class-specific expenses under the agreements described above were as follows (dollars in thousands):

Global Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$791
Class 1A	$—	$19	2
Class 2	9,578	Not applicable	1,150
Class 4	1,044	1,044	125
Total class-specific expenses	$10,622	$1,063	$2,068

Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$3,640
Class 1A	$—	$74	9
Class 2	42,263	Not applicable	5,071
Class 3	414	Not applicable	69
Class 4	4,410	4,410	529
Total class-specific expenses	$47,087	$4,484	$9,318

New World Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$588
Class 1A	$—	$20	2
Class 2	2,298	Not applicable	276
Class 4	1,633	1,633	196
Total class-specific expenses	$3,931	$1,653	$1,062
Global Small Capitalization Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$594
Class 1A	$—	$2	—	*
Class 2	5,567	Not applicable	668
Class 4	517	516	62
Total class-specific expenses	$6,084	$518	$1,324

International Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$1,462
Class 1A	$—	$19	2
Class 2	9,793	Not applicable	1,175
Class 3	39	Not applicable	7
Class 4	886	886	106
Total class-specific expenses	$10,718	$905	$2,752

Blue Chip Income and Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$1,537
Class 1A	$—	$34	4
Class 2	7,027	Not applicable	843
Class 4	1,627	1,626	195
Total class-specific expenses	$8,654	$1,660	$2,579

See end of tables for footnote.

300     American Funds Insurance Series

Global Growth and Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$180
Class 1A	$—	$5	—	*
Class 2	3,032	Not applicable	364
Class 4	343	343	41
Total class-specific expenses	$3,375	$348	$585

International Growth and Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$310
Class 1A	$—	$6	1
Class 2	494	Not applicable	59
Class 4	233	233	28
Total class-specific expenses	$727	$239	$398

Asset Allocation Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$5,209
Class 1A	$—	$29	4
Class 2	12,220	Not applicable	1,466
Class 3	56	Not applicable	9
Class 4	11,373	11,373	1,365
Total class-specific expenses	$23,649	$11,402	$8,053

Bond Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$1,950
Class 1A	$—	$20	2
Class 2	9,104	Not applicable	1,093
Class 4	1,484	1,484	178
Total class-specific expenses	$10,588	$1,504	$3,223
Growth-Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$6,099
Class 1A	$—	$29	4
Class 2	31,824	Not applicable	3,819
Class 3	260	Not applicable	43
Class 4	3,025	3,025	363
Total class-specific expenses	$35,109	$3,054	$10,328

Capital Income Builder

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$163
Class 1A	$—	$14	1
Class 2	15	Not applicable	2
Class 4	1,069	1,069	128
Total class-specific expenses	$1,084	$1,083	$294

Global Balanced Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$39
Class 1A	$—	$5	1
Class 2	487	Not applicable	58
Class 4	234	234	28
Total class-specific expenses	$721	$239	$126

Capital World Bond Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$329
Class 1A	$—	$1	—	*
Class 2	2,480	Not applicable	298
Class 4	129	130	15
Total class-specific expenses	$2,609	$131	$642

See end of tables for footnote.

American Funds Insurance Series     301

High-Income Bond Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$73
Class 1A	$—	$2	—	*
Class 2	1,571	Not applicable	188
Class 3	17	Not applicable	3
Class 4	138	138	17
Total class-specific expenses	$1,726	$140	$281

Ultra-Short Bond Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$12
Class 1A	$—	$ —*	—	*
Class 2	662	Not applicable	80
Class 3	7	Not applicable	1
Class 4	85	85	10
Total class-specific expenses	$754	$85	$103

Managed Risk Growth Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$21
Class P2	$1,177	1,177
Total class-specific expenses	$1,177	$1,198

Managed Risk Blue Chip Income and Growth Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$3
Class P2	$861	861
Total class-specific expenses	$861	$864

Managed Risk Asset Allocation Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$9
Class P2	$6,703	6,703
Total class-specific expenses	$6,703	$6,712
American Funds Mortgage Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$61
Class 1A	$—	$2	—	*
Class 2	142	Not applicable	17
Class 4	88	88	11
Total class-specific expenses	$230	$90	$89

U.S. Government/AAA-Rated Securities Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$223
Class 1A	$—	$9	1
Class 2	3,460	Not applicable	415
Class 3	18	Not applicable	3
Class 4	578	578	70
Total class-specific expenses	$4,056	$587	$712

Managed Risk International Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$3
Class P2	$389	389
Total class-specific expenses	$389	$392

Managed Risk Growth-Income Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$4,911
Class P2	$718	719
Total class-specific expenses	$718	$5,630

*	Amount less than one thousand.

302     American Funds Insurance Series

Miscellaneous fee reimbursements — CRMC has agreed to reimburse a portion of miscellaneous fees and expenses for Managed Risk International Fund. Miscellaneous expenses exclude investment advisory services fees and distribution services fees. This reimbursement may be adjusted or discontinued by CRMC, subject to any restrictions in the series’ prospectus. For the year ended December 31, 2020, total fees and expenses reimbursed by CRMC were $41,000. CRMC does not intend to recoup this reimbursement. Fees and expenses in the fund’s statement of operations are presented gross of any reimbursements from CRMC.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net decrease in the value of the deferred amounts as follows (dollars in thousands):

Fund	Current fees	Increase in value of deferred amounts		Total trustees’ compensation
Global Growth Fund	$22	$14		$36
Global Small Capitalization Fund	14	9		23
Growth Fund	96	66		162
International Fund	30	17		47
New World Fund	11	7		18
Blue Chip Income and Growth Fund	27	17		44
Global Growth and Income Fund	6	4		10
Growth-Income Fund	111	66		177
International Growth and Income Fund	4	3		7
Capital Income Builder	3	2		5
Asset Allocation Fund	86	49		135
Global Balanced Fund	1	1		2
Bond Fund	34	17		51
Capital World Bond Fund	7	4		11
High-Income Bond Fund	3	1		4
American Funds Mortgage Fund	1	—	*	1
Ultra-Short Bond Fund	1	1		2
U.S. Government/AAA-Rated Securities Fund	8	1		9
Managed Risk Growth Fund	2	1		3
Managed Risk International Fund	1	—	*	1
Managed Risk Blue Chip Income and Growth Fund	1	1		2
Managed Risk Growth-Income Fund	7	4		11
Managed Risk Asset Allocation Fund	8	5		13

*	Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

Investment in CCF — Some of the funds hold shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for each fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC. CCF shares are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The funds may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

American Funds Insurance Series     303

The following table presents purchase and sale transactions between each fund and related funds, and net realized gain or loss from such sales, if any, as of December 31, 2020 (dollars in thousands):

Fund	Purchases	Sales	Net realized gain (loss)
Global Growth Fund	$139,989	$85,866	$21,004
Global Small Capitalization Fund	56,497	146,865	24,912
Growth Fund	569,889	816,449	267,011
International Fund	118,996	128,534	14,532
New World Fund	53,097	61,321	2,932
Blue Chip Income and Growth Fund	150,238	75,751	590
Global Growth and Income Fund	24,156	52,461	(6,576)
Growth-Income Fund	471,004	714,281	60,282
International Growth and Income Fund	16,646	26,076	874
Capital Income Builder	82,136	47,478	(9,672)
Asset Allocation Fund	262,721	379,296	62,547
Bond Fund	88,459	33,704	2,473
Capital World Bond Fund	11,945	12,762	(51)
High-Income Bond Fund	6,251	371,551	(18,424)
U.S. Government/AAA-Rated Securities Fund	—	444,556	22,675

8. Committed line of credit

Global Small Capitalization Fund, New World Fund and High-Income Bond Fund participate with other funds managed by CRMC in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to fund shareholder redemptions. Each fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in each fund’s statement of operations. None of the funds borrowed on this line of credit at any time during the year ended December 31, 2020.

9. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2020
Class 1	$402,110	11,550	$89,416	2,661	$(365,952)	(11,056)	$125,574	3,155
Class 1A	4,330	121	234	7	(2,564)	(87)	2,000	41
Class 2	46,502	1,410	122,749	3,738	(613,644)	(18,242)	(444,393)	(13,094)
Class 4	96,748	2,812	12,190	377	(63,324)	(1,924)	45,614	1,265
Total net increase (decrease)	$549,690	15,893	$224,589	6,783	$(1,045,484)	(31,309)	$(271,205)	(8,633)

Year ended December 31, 2019
Class 1	$230,089	7,777	$152,273	5,192	$(333,318)	(11,180)	$49,044	1,789
Class 1A	1,744	62	449	15	(572)	(19)	1,621	58
Class 2	44,842	1,552	244,600	8,453	(555,704)	(18,803)	(266,262)	(8,798)
Class 4	70,615	2,415	20,612	716	(29,399)	(1,009)	61,828	2,122
Total net increase (decrease)	$347,290	11,806	$417,934	14,376	$(918,993)	(31,011)	$(153,769)	(4,829)

See end of tables for footnotes.

304     American Funds Insurance Series

Global Small Capitalization Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2020
Class 1	$223,000	10,191	$125,091	5,146	$(466,963)	(18,580)	$(118,872)	(3,243)
Class 1A	627	24	43	2	(268)	(10)	402	16
Class 2	60,922	2,877	145,869	6,194	(409,129)	(15,839)	(202,338)	(6,768)
Class 4	35,430	1,424	13,089	554	(34,957)	(1,396)	13,562	582
Total net increase (decrease)	$319,979	14,516	$284,092	11,896	$(911,317)	(35,825)	$(307,246)	(9,413)

Year ended December 31, 2019
Class 1	$337,817	13,612	$125,498	5,216	$(226,381)	(9,119)	$236,934	9,709
Class 1A	196	8	28	2	(96)	(4)	128	6
Class 2	21,553	917	147,687	6,340	(327,909)	(13,596)	(158,669)	(6,339)
Class 4	35,449	1,468	11,115	475	(22,005)	(911)	24,559	1,032
Total net increase (decrease)	$395,015	16,005	$284,328	12,033	$(576,391)	(23,630)	$102,952	4,408

Growth Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2020
Class 1	$2,322,779	26,334	$353,232	3,917	$(2,999,100)	(33,591)	$(323,089)	(3,340)
Class 1A	33,301	338	688	8	(5,835)	(64)	28,154	282
Class 2	437,349	4,937	458,379	5,218	(3,162,923)	(34,505)	(2,267,195)	(24,350)
Class 3	1,333	17	6,293	70	(37,446)	(395)	(29,820)	(308)
Class 4	325,002	3,612	45,870	534	(283,912)	(3,180)	86,960	966
Total net increase (decrease)	$3,119,764	35,238	$864,462	9,747	$(6,489,216)	(71,735)	$(2,504,990)	(26,750)

Year ended December 31, 2019
Class 1	$896,700	11,839	$1,112,851	15,532	$(1,155,174)	(15,026)	$854,377	12,345
Class 1A	6,106	81	1,482	21	(1,574)	(20)	6,014	82
Class 2	294,401	3,907	1,692,272	23,866	(2,108,133)	(27,828)	(121,460)	(55)
Class 3	1,763	23	23,154	321	(29,706)	(390)	(4,789)	(46)
Class 4	227,023	3,055	145,699	2,087	(131,942)	(1,767)	240,780	3,375
Total net increase (decrease)	$1,425,993	18,905	$2,975,458	41,827	$(3,426,529)	(45,031)	$974,922	15,701

See end of tables for footnotes.

American Funds Insurance Series     305

International Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2020
Class 1	$535,603	30,721	$44,223	2,049	$(963,355)	(50,229)	$(383,529)	(17,459)
Class 1A	2,754	147	56	2	(1,389)	(70)	1,421	79
Class 2	271,356	15,425	25,688	1,204	(667,572)	(33,696)	(370,528)	(17,067)
Class 3	226	12	157	7	(3,148)	(157)	(2,765)	(138)
Class 4	52,233	2,881	1,591	76	(62,187)	(3,226)	(8,363)	(269)
Total net increase (decrease)	$862,172	49,186	$71,715	3,338	$(1,697,651)	(87,378)	$(763,764)	(34,854)

Year ended December 31, 2019
Class 1	$171,233	8,812	$215,640	10,988	$(699,395)	(35,642)	$(312,522)	(15,842)
Class 1A	2,060	106	236	12	(1,174)	(59)	1,122	59
Class 2	175,514	9,064	164,024	8,407	(591,706)	(30,261)	(252,168)	(12,790)
Class 3	238	13	991	50	(4,348)	(224)	(3,119)	(161)
Class 4	60,129	3,112	13,366	694	(43,609)	(2,263)	29,886	1,543
Total net increase (decrease)	$409,174	21,107	$394,257	20,151	$(1,340,232)	(68,449)	$(536,801)	(27,191)

New World Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2020
Class 1	$80,299	3,402	$25,570	1,027	$(337,036)	(13,731)	$(231,167)	(9,302)
Class 1A	12,129	461	73	3	(1,703)	(71)	10,499	393
Class 2	102,697	3,915	10,803	447	(184,643)	(7,218)	(71,143)	(2,856)
Class 4	89,140	3,662	7,473	310	(84,462)	(3,316)	12,151	656
Total net increase (decrease)	$284,265	11,440	$43,919	1,787	$(607,844)	(24,336)	$(279,660)	(11,109)

Year ended December 31, 2019
Class 1	$149,338	6,057	$94,601	3,981	$(207,841)	(8,743)	$36,098	1,295
Class 1A	1,685	70	171	7	(408)	(17)	1,448	60
Class 2	68,793	2,911	43,651	1,861	(165,106)	(6,991)	(52,662)	(2,219)
Class 4	83,946	3,576	25,555	1,096	(39,744)	(1,687)	69,757	2,985
Total net increase (decrease)	$303,762	12,614	$163,978	6,945	$(413,099)	(17,438)	$54,641	2,121

See end of tables for footnotes.

306     American Funds Insurance Series

Blue Chip Income and Growth Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2020
Class 1	$474,186	41,847	$161,061	11,902	$(825,919)	(67,505)	$(190,672)	(13,756)
Class 1A	15,517	1,215	484	35	(2,556)	(194)	13,445	1,056
Class 2	75,893	6,771	83,599	6,287	(337,510)	(26,379)	(178,018)	(13,321)
Class 4	148,645	12,358	18,858	1,428	(54,754)	(4,444)	112,749	9,342
Total net increase (decrease)	$714,241	62,191	$264,002	19,652	$(1,220,739)	(98,522)	$(242,496)	(16,679)

Year ended December 31, 2019
Class 1	$213,624	16,737	$525,212	41,913	$(484,978)	(37,271)	$253,858	21,379
Class 1A	5,177	403	598	47	(451)	(35)	5,324	415
Class 2	28,815	2,244	298,911	24,211	(366,595)	(28,328)	(38,869)	(1,873)
Class 4	198,327	15,485	49,345	4,013	(38,161)	(2,979)	209,511	16,519
Total net increase (decrease)	$445,943	34,869	$874,066	70,184	$(890,185)	(68,613)	$429,824	36,440

Global Growth and Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2020
Class 1	$274,643	21,210	$23,674	1,607	$(306,092)	(22,650)	$(7,775)	167
Class 1A	474	35	81	6	(266)	(18)	289	23
Class 2	48,178	3,670	47,647	3,258	(175,562)	(11,876)	(79,737)	(4,948)
Class 4	26,989	1,950	5,189	362	(19,540)	(1,418)	12,638	894
Total net increase (decrease)	$350,284	26,865	$76,591	5,233	$(501,460)	(35,962)	$(74,585)	(3,864)

Year ended December 31, 2019
Class 1	$43,801	2,986	$38,762	2,639	$(61,157)	(4,174)	$21,406	1,451
Class 1A	809	55	100	7	(205)	(14)	704	48
Class 2	15,277	1,057	91,385	6,251	(232,647)	(15,758)	(125,985)	(8,450)
Class 4	34,845	2,405	8,268	574	(16,175)	(1,116)	26,938	1,863
Total net increase (decrease)	$94,732	6,503	$138,515	9,471	$(310,184)	(21,062)	$(76,937)	(5,088)

See end of tables for footnotes.

American Funds Insurance Series     307

Growth-Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2020
Class 1	$1,892,111	42,172	$862,018	17,198	$(2,883,447)	(61,087)	$(129,318)	(1,717)
Class 1A	4,637	94	476	9	(1,475)	(30)	3,638	73
Class 2	252,743	5,452	513,097	10,416	(1,497,209)	(30,770)	(731,369)	(14,902)
Class 3	2,002	41	5,790	116	(23,231)	(465)	(15,439)	(308)
Class 4	174,576	3,682	46,799	965	(148,613)	(3,153)	72,762	1,494
Total net increase (decrease)	$2,326,069	51,441	$1,428,180	28,704	$(4,553,975)	(95,505)	$(799,726)	(15,360)

Year ended December 31, 2019
Class 1	$1,061,581	21,810	$2,276,758	48,690	$(1,229,398)	(25,018)	$2,108,941	45,482
Class 1A	3,121	63	1,031	22	(929)	(19)	3,223	66
Class 2	173,237	3,593	1,532,457	33,240	(1,626,668)	(33,632)	79,026	3,201
Class 3	2,080	42	17,705	379	(21,190)	(431)	(1,405)	(10)
Class 4	180,857	3,787	125,407	2,752	(103,759)	(2,175)	202,505	4,364
Total net increase (decrease)	$1,420,876	29,295	$3,953,358	85,083	$(2,981,944)	(61,275)	$2,392,290	53,103

International Growth and Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2020
Class 1	$78,373	5,478	$17,128	948	$(179,914)	(10,267)	$(84,413)	(3,841)
Class 1A	977	66	38	2	(791)	(49)	224	19
Class 2	13,943	970	2,909	161	(63,267)	(3,635)	(46,415)	(2,504)
Class 4	17,701	1,130	1,255	70	(13,000)	(825)	5,956	375
Total net increase (decrease)	$110,994	7,644	$21,330	1,181	$(256,972)	(14,776)	$(124,648)	(5,951)

Year ended December 31, 2019
Class 1	$9,331	555	$41,626	2,406	$(130,370)	(7,620)	$(79,413)	(4,659)
Class 1A	364	22	83	5	(75)	(4)	372	23
Class 2	14,448	831	8,726	507	(37,612)	(2,202)	(14,438)	(864)
Class 4	20,154	1,195	3,113	182	(7,857)	(466)	15,410	911
Total net increase (decrease)	$44,297	2,603	$53,548	3,100	$(175,914)	(10,292)	$(78,069)	(4,589)

See end of tables for footnotes.

308     American Funds Insurance Series

Capital Income Builder

	Sales*		Reinvestments of distributions		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2020
Class 1	$237,195	24,206	$17,285	1,757	$(178,753)	(18,572)	$75,727	7,391
Class 1A	809	80	161	16	(340)	(34)	630	62
Class 2	2,017	200	181	18	(286)	(28)	1,912	190
Class 4	49,099	4,860	11,369	1,158	(58,009)	(5,855)	2,459	163
Total net increase (decrease)	$289,120	29,346	$28,996	2,949	$(237,388)	(24,489)	$80,728	7,806

Year ended December 31, 2019
Class 1	$160,592	15,806	$13,476	1,322	$(12,510)	(1,240)	$161,558	15,888
Class 1A	2,709	268	126	12	(345)	(34)	2,490	246
Class 2	1,661	165	137	13	(567)	(56)	1,231	122
Class 4	66,462	6,575	10,875	1,070	(29,407)	(2,903)	47,930	4,742
Total net increase (decrease)	$231,424	22,814	$24,614	2,417	$(42,829)	(4,233)	$213,209	20,998

Asset Allocation Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2020
Class 1	$1,817,230	79,909	$412,849	16,378	$(2,437,918)	(107,604)	$(207,839)	(11,317)
Class 1A	4,177	174	264	10	(1,862)	(81)	2,579	103
Class 2	109,553	4,668	103,653	4,169	(595,244)	(25,445)	(382,038)	(16,608)
Class 3	914	38	661	26	(4,390)	(184)	(2,815)	(120)
Class 4	410,135	17,490	89,009	3,606	(327,826)	(14,043)	171,318	7,053
Total net increase (decrease)	$2,342,009	102,279	$606,436	24,189	$(3,367,240)	(147,357)	$(418,795)	(20,889)

Year ended December 31, 2019
Class 1	$1,081,611	47,062	$1,173,430	52,076	$(1,121,605)	(48,857)	$1,133,436	50,281
Class 1A	2,765	122	605	27	(689)	(30)	2,681	119
Class 2	111,154	4,871	347,279	15,613	(575,603)	(25,266)	(117,170)	(4,782)
Class 3	991	43	2,189	97	(4,150)	(180)	(970)	(40)
Class 4	356,681	15,732	277,834	12,559	(218,378)	(9,706)	416,137	18,585
Total net increase (decrease)	$1,553,202	67,830	$1,801,337	80,372	$(1,920,425)	(84,039)	$1,434,114	64,163

See end of tables for footnotes.

American Funds Insurance Series     309

Global Balanced Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2020
Class 1	$29,379	2,319	$6,831	491	$(35,963)	(2,860)	$247	(50)
Class 1A	379	27	127	9	(183)	(13)	323	23
Class 2	10,289	792	9,760	704	(28,821)	(2,185)	(8,772)	(689)
Class 4	11,783	881	4,655	339	(10,044)	(767)	6,394	453
Total net increase (decrease)	$51,830	4,019	$21,373	1,543	$(75,011)	(5,825)	$(1,808)	(263)

Year ended December 31, 2019
Class 1	$10,073	777	$5,390	408	$(9,768)	(718)	$5,695	467
Class 1A	111	9	89	7	(237)	(19)	(37)	(3)
Class 2	7,858	607	8,009	608	(22,255)	(1,722)	(6,388)	(507)
Class 4	15,727	1,225	3,446	264	(6,014)	(470)	13,159	1,019
Total net increase (decrease)	$33,769	2,618	$16,934	1,287	$(38,274)	(2,929)	$12,429	976

Bond Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2020
Class 1	$1,499,439	128,201	$208,932	17,767	$(1,735,112)	(150,736)	$(26,741)	(4,768)
Class 1A	3,563	306	255	22	(1,431)	(124)	2,387	204
Class 2	397,055	34,256	110,645	9,541	(449,029)	(39,506)	58,671	4,291
Class 4	242,089	20,999	17,962	1,553	(81,119)	(7,132)	178,932	15,420
Total net increase (decrease)	$2,142,146	183,762	$337,794	28,883	$(2,266,691)	(197,498)	$213,249	15,147

Year ended December 31, 2019
Class 1	$562,508	51,468	$176,372	15,842	$(614,303)	(56,025)	$124,577	11,285
Class 1A	3,719	336	165	15	(744)	(67)	3,140	284
Class 2	133,036	12,239	90,797	8,262	(413,489)	(38,133)	(189,656)	(17,632)
Class 4	149,767	13,753	11,384	1,037	(49,519)	(4,574)	111,632	10,216
Total net increase (decrease)	$849,030	77,796	$278,718	25,156	$(1,078,055)	(98,799)	$49,693	4,153

Capital World Bond Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2020
Class 1	$279,297	22,900	$34,711	2,801	$(244,497)	(20,428)	$69,511	5,273
Class 1A	323	26	18	1	(135)	(11)	206	16
Class 2	104,127	8,595	28,474	2,321	(140,860)	(11,802)	(8,259)	(886)
Class 4	21,389	1,754	1,457	120	(13,943)	(1,171)	8,903	703
Total net increase (decrease)	$405,136	33,275	$64,660	5,243	$(399,435)	(33,412)	$70,361	5,106

Year ended December 31, 2019
Class 1	$94,035	7,945	$19,056	1,588	$(113,011)	(9,529)	$80	4
Class 1A	84	7	7	1	(59)	(5)	32	3
Class 2	33,181	2,816	15,927	1,338	(140,715)	(11,911)	(91,607)	(7,757)
Class 4	13,230	1,132	649	55	(7,381)	(629)	6,498	558
Total net increase (decrease)	$140,530	11,900	$35,639	2,982	$(261,166)	(22,074)	$(84,997)	(7,192)

See end of tables for footnotes.

310     American Funds Insurance Series

High-Income Bond Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2020
Class 1	$18,985	2,117	$9,529	992	$(390,999)	(43,725)	$(362,485)	(40,616)
Class 1A	408	43	78	8	(220)	(23)	266	28
Class 2	18,520	1,972	54,086	5,739	(68,277)	(7,320)	4,329	391
Class 3	733	76	799	83	(1,434)	(151)	98	8
Class 4	103,183	9,989	4,806	465	(102,765)	(9,921)	5,224	533
Total net increase (decrease)	$141,829	14,197	$69,298	7,287	$(563,695)	(61,140)	$(352,568)	(39,656)

Year ended December 31, 2019
Class 1	$9,412	933	$33,027	3,374	$(48,250)	(4,826)	$(5,811)	(519)
Class 1A	353	35	45	5	(350)	(35)	48	5
Class 2	10,165	1,039	41,753	4,340	(84,344)	(8,552)	(32,426)	(3,173)
Class 3	613	61	611	62	(1,328)	(132)	(104)	(9)
Class 4	64,302	6,070	3,353	321	(37,801)	(3,523)	29,854	2,868
Total net increase (decrease)	$84,845	8,138	$78,789	8,102	$(172,073)	(17,068)	$(8,439)	(828)

Mortgage Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2020
Class 1	$68,523	6,189	$3,551	321	$(68,907)	(6,295)	$3,167	215
Class 1A	899	81	14	1	(274)	(24)	639	58
Class 2	7,728	703	797	72	(9,799)	(891)	(1,274)	(116)
Class 4	24,189	2,227	458	42	(16,769)	(1,535)	7,878	734
Total net increase (decrease)	$101,339	9,200	$4,820	436	$(95,749)	(8,745)	$10,410	891

Year ended December 31, 2019
Class 1	$31,595	3,007	$5,573	528	$(41,843)	(3,959)	$(4,675)	(424)
Class 1A	166	16	12	1	(444)	(42)	(266)	(25)
Class 2	4,351	413	1,355	129	(7,802)	(738)	(2,096)	(196)
Class 4	11,996	1,146	585	56	(9,761)	(944)	2,820	258
Total net increase (decrease)	$48,108	4,582	$7,525	714	$(59,850)	(5,683)	$(4,217)	(387)

See end of tables for footnotes.

American Funds Insurance Series     311

Ultra-Short Bond Fund

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2020
Class 1	$32,173	2,840	$104		9		$(17,960)	(1,586)	$14,317	1,263
Class 1A	—	—	—	†	—	†	—	—	— †	— †
Class 2	162,780	14,772	558		50		(104,954)	(9,527)	58,384	5,295
Class 3	2,553	229	8		1		(1,439)	(129)	1,122	101
Class 4	51,028	4,586	67		6		(32,890)	(2,958)	18,205	1,634
Total net increase (decrease)	$248,534	22,427	$737		66		$(157,243)	(14,200)	$92,028	8,293

Year ended December 31, 2019
Class 1	$9,753	856	$604		53		$(17,930)	(1,576)	$(7,573)	(667)
Class 1A	—	—	—	†	—	†	—	—	— †	— †
Class 2	85,259	7,676	4,088		371		(106,127)	(9,561)	(16,780)	(1,514)
Class 3	714	64	59		5		(2,101)	(188)	(1,328)	(119)
Class 4	21,513	1,920	342		31		(17,702)	(1,580)	4,153	371
Total net increase (decrease)	$117,239	10,516	$5,093		460		$(143,860)	(12,905)	$(21,528)	(1,929)

U.S. Government/AAA-Rated Securities Fund

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2020
Class 1	$194,142	14,793	$15,787		1,214		$(1,305,241)	(98,066)	$(1,095,312)	(82,059)
Class 1A	3,400	259	136		11		(2,557)	(195)	979	75
Class 2	211,715	16,419	51,919		4,038		(245,761)	(18,789)	17,873	1,668
Class 3	2,382	183	407		31		(1,812)	(139)	977	75
Class 4	301,535	23,299	9,187		715		(169,936)	(13,051)	140,786	10,963
Total net increase (decrease)	$713,174	54,953	$77,436		6,009		$(1,725,307)	(130,240)	$(934,697)	(69,278)

Year ended December 31, 2019
Class 1	$63,401	5,184	$31,462		2,550		$(170,411)	(13,819)	$(75,548)	(6,085)
Class 1A	1,348	110	50		4		(488)	(40)	910	74
Class 2	105,457	8,638	26,789		2,193		(155,177)	(12,760)	(22,931)	(1,929)
Class 3	975	79	180		15		(1,521)	(124)	(366)	(30)
Class 4	69,032	5,652	2,241		183		(41,016)	(3,366)	30,257	2,469
Total net increase (decrease)	$240,213	19,663	$60,722		4,945		$(368,613)	(30,109)	$(67,678)	(5,501)

Managed Risk Growth Fund

	Sales*		Reinvestments of distributions				Repurchases*		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2020
Class P1	$3,987	282	$438		32		$(1,595)	(110)	$2,830	204
Class P2	54,142	3,714	24,836		1,828		(71,110)	(4,841)	7,868	701
Total net increase (decrease)	$58,129	3,996	$25,274		1,860		$(72,705)	(4,951)	$10,698	905

Year ended December 31, 2019
Class P1	$2,619	201	$317		25		$(523)	(41)	$2,413	185
Class P2	47,485	3,690	29,905		2,419		(30,455)	(2,336)	46,935	3,773
Total net increase (decrease)	$50,104	3,891	$30,222		2,444		$(30,978)	(2,377)	$49,348	3,958

See end of tables for footnotes.

312     American Funds Insurance Series

Managed Risk International Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2020
Class P1	$1,063	104	$31	3	$(311)	(30)	$783	77
Class P2	14,905	1,575	3,216	348	(17,706)	(1,759)	415	164
Total net increase (decrease)	$15,968	1,679	$3,247	351	$(18,017)	(1,789)	$1,198	241

Year ended December 31, 2019
Class P1	$357	34	$27	3	$(140)	(14)	$244	23
Class P2	7,251	702	7,769	772	(18,389)	(1,773)	(3,369)	(299)
Total net increase (decrease)	$7,608	736	$7,796	775	$(18,529)	(1,787)	$(3,125)	(276)

Managed Risk Blue Chip Income and Growth Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2020
Class P1	$947	85	$66	7	$(241)	(23)	$772	69
Class P2	24,832	2,333	16,834	1,640	(31,353)	(2,866)	10,313	1,107
Total net increase (decrease)	$25,779	2,418	$16,900	1,647	$(31,594)	(2,889)	$11,085	1,176

Year ended December 31, 2019
Class P1	$547	46	$53	5	$(313)	(28)	$287	23
Class P2	16,518	1,448	23,362	2,128	(33,614)	(2,932)	6,266	644
Total net increase (decrease)	$17,065	1,494	$23,415	2,133	$(33,927)	(2,960)	$6,553	667

Managed Risk Growth-Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2020
Class P1	$92,644	6,852	$140,694	11,020	$(143,917)	(10,953)	$89,421	6,919
Class P2	24,533	1,843	20,073	1,584	(19,990)	(1,489)	24,616	1,938
Total net increase (decrease)	$117,177	8,695	$160,767	12,604	$(163,907)	(12,442)	$114,037	8,857

Year ended December 31, 2019
Class P1	$86,511	6,809	$29,069	2,244	$(82,465)	(6,312)	$33,115	2,741
Class P2	28,190	2,218	3,371	263	(20,033)	(1,562)	11,528	919
Total net increase (decrease)	$114,701	9,027	$32,440	2,507	$(102,498)	(7,874)	$44,643	3,660

See end of tables for footnotes.

American Funds Insurance Series 313

Managed Risk Asset Allocation Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2020
Class P1	$3,275	256	$204	16	$(622)	(45)	$2,857	227
Class P2	73,918	5,805	146,474	12,155	(280,685)	(21,952)	(60,293)	(3,992)
Total net increase (decrease)	$77,193	6,061	$146,678	12,171	$(281,307)	(21,997)	$(57,436)	(3,765)

Year ended December 31, 2019
Class P1	$626	47	$70	5	$(334)	(25)	$362	27
Class P2	106,039	8,229	177,741	14,380	(260,413)	(20,223)	23,367	2,386
Total net increase (decrease)	$106,665	8,276	$177,811	14,385	$(260,747)	(20,248)	$23,729	2,413

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

10. Ownership concentration

At December 31, 2020, Managed Risk Growth and Income Portfolio held 31% and 13% of the outstanding shares of American Funds Insurance Series - Capital Income Builder and American Funds Insurance Series - Global Growth and Income Fund, respectively. In addition, Managed Risk Global Allocation Portfolio held 23% of the outstanding shares of American Funds Insurance Series - Global Balanced Fund.

314     American Funds Insurance Series

11. Investment transactions and other disclosures

The following tables present additional information for each of the funds for the year ended December 31, 2020 (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund
Purchases of investment securities*	$1,120,770	$1,594,529	$ 9,567,139	$3,388,922	$2,260,974	$3,267,025
Sales of investment securities*	1,767,373	2,143,797	13,469,567	4,123,935	2,596,083	3,472,007
Non-U.S. taxes paid on dividend income	5,330	2,026	6,921	10,822	2,631	477
Non-U.S. taxes paid on interest income	—	11	—	—	4	—
Non-U.S. taxes paid on realized gains	—	—	—	—	1,590	—
Non-U.S. taxes provided on unrealized appreciation	7,807	7,041	—	26,706	15,681	—

	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund
Purchases of investment securities*	$649,244	$10,784,043	$686,636	$1,656,908	$33,575,749	$245,807
Sales of investment securities*	827,330	11,639,765	721,131	1,524,398	32,845,643	287,182
Non-U.S. taxes paid on dividend income	2,597	10,403	2,725	831	7,494	278
Non-U.S. taxes paid on interest income	—	—	—	2	—	15
Non-U.S. taxes paid on realized gains	179	165	—	1	27	3
Non-U.S. taxes provided on unrealized appreciation	3,738	—	—	101	5,162	20

	Bond Fund	Capital World Bond Fund	High- Income Bond Fund	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government/ AAA-Rated Securities Fund
Purchases of investment securities*	$44,831,898	$2,806,381	$ 706,463	$2,995,459	$ —	$18,179,150
Sales of investment securities*	44,287,472	2,562,406	1,079,778	2,991,216	—	18,466,598
Non-U.S. taxes paid on interest income	—	215	—	—	—	—
Non-U.S. taxes paid on realized gains	—	72	—	—	—	—
Non-U.S. taxes provided on unrealized appreciation	—	63	—	—	—	—

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Purchases of investment securities*	$360,912	$102,655	$324,969	$807,885	$ 748,623
Sales of investment securities*	412,406	118,616	359,913	882,591	1,032,662

*	Excludes short-term securities and U.S. government obligations, if any.

American Funds Insurance Series     315

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

Global Growth Fund
Class 1:
12/31/2020	$32.57	$.20	$9.56	$9.76	$(.21)	$(.96)	$(1.17)	$41.16	30.79%	$3,309		.56%		.59%
12/31/2019	25.74	.32	8.60	8.92	(.41)	(1.68)	(2.09)	32.57	35.61	2,515		.56		1.07
12/31/2018	30.51	.29	(2.65)	(2.36)	(.28)	(2.13)	(2.41)	25.74	(8.81)	1,942		.55		.98
12/31/2017	24.05	.26	7.30	7.56	(.26)	(.84)	(1.10)	30.51	31.80	2,010		.55		.94
12/31/2016	26.39	.25	(.14)	.11	(.29)	(2.16)	(2.45)	24.05	.87	1,630		.56		1.00
Class 1A:
12/31/2020	32.47	.12	9.52	9.64	(.13)	(.96)	(1.09)	41.02	30.49	12		.81		.34
12/31/2019	25.69	.25	8.55	8.80	(.34)	(1.68)	(2.02)	32.47	35.22	8		.81		.83
12/31/2018	30.46	.23	(2.66)	(2.43)	(.21)	(2.13)	(2.34)	25.69	(9.02)	5		.80		.77
12/31/2017[3,4]	24.50	.11	6.94	7.05	(.25)	(.84)	(1.09)	30.46	29.13 [5]	2		.80	[6]	.39 [6]
Class 2:
12/31/2020	32.24	.12	9.44	9.56	(.12)	(.96)	(1.08)	40.72	30.47	4,387		.81		.34
12/31/2019	25.50	.24	8.51	8.75	(.33)	(1.68)	(2.01)	32.24	35.28	3,895		.81		.83
12/31/2018	30.24	.22	(2.63)	(2.41)	(.20)	(2.13)	(2.33)	25.50	(9.04)	3,306		.80		.73
12/31/2017	23.85	.19	7.23	7.42	(.19)	(.84)	(1.03)	30.24	31.47	4,012		.80		.69
12/31/2016	26.19	.18	(.14)	.04	(.22)	(2.16)	(2.38)	23.85	.62	3,483		.81		.76
Class 4:
12/31/2020	32.05	.03	9.38	9.41	(.05)	(.96)	(1.01)	40.45	30.17	533		1.06		.09
12/31/2019	25.39	.17	8.45	8.62	(.28)	(1.68)	(1.96)	32.05	34.87	382		1.06		.57
12/31/2018	30.13	.14	(2.60)	(2.46)	(.15)	(2.13)	(2.28)	25.39	(9.24)	249		1.05		.47
12/31/2017	23.81	.10	7.22	7.32	(.16)	(.84)	(1.00)	30.13	31.11	211		1.05		.37
12/31/2016	26.16	.12	(.14)	(.02)	(.17)	(2.16)	(2.33)	23.81	.37	94		1.06		.50

Global Small Capitalization Fund
Class 1:
12/31/2020	$26.80	$(.01)	$7.49	$7.48	$(.05)	$(1.59)	$(1.64)	$32.64	30.04%	$2,391		.75%		(.06)%
12/31/2019	21.75	.12	6.61	6.73	(.10)	(1.58)	(1.68)	26.80	31.84	2,050		.75		.48
12/31/2018	25.38	.11	(2.51)	(2.40)	(.09)	(1.14)	(1.23)	21.75	(10.31)	1,453		.73		.42
12/31/2017	20.24	.12	5.17	5.29	(.15)	—	(.15)	25.38	26.22	1,639		.73		.54
12/31/2016	24.41	.12	.17	.29	(.11)	(4.35)	(4.46)	20.24	2.35	1,532		.74		.57
Class 1A:
12/31/2020	26.74	(.09)	7.48	7.39	(.05)	(1.59)	(1.64)	32.49	29.72	1		.99		(.33)
12/31/2019	21.71	.05	6.61	6.66	(.05)	(1.58)	(1.63)	26.74	31.56	1		.99		.22
12/31/2018	25.36	.05	(2.52)	(2.47)	(.04)	(1.14)	(1.18)	21.71	(10.56)	—	[7]	.98		.21
12/31/2017[3,4]	20.70	.08	4.71	4.79	(.13)	—	(.13)	25.36	23.19 [5]	—	[7]	.96	[6]	.35 [6]
Class 2:
12/31/2020	26.02	(.08)	7.25	7.17	(.04)	(1.59)	(1.63)	31.56	29.72	2,653		1.00		(.31)
12/31/2019	21.16	.05	6.43	6.48	(.04)	(1.58)	(1.62)	26.02	31.52	2,363		1.00		.22
12/31/2018	24.72	.04	(2.44)	(2.40)	(.02)	(1.14)	(1.16)	21.16	(10.55)	2,056		.98		.17
12/31/2017	19.72	.06	5.04	5.10	(.10)	—	(.10)	24.72	25.89	2,551		.98		.27
12/31/2016	23.90	.07	.15	.22	(.05)	(4.35)	(4.40)	19.72	2.10	2,303		.99		.31
Class 4:
12/31/2020	26.16	(.14)	7.27	7.13	(.03)	(1.59)	(1.62)	31.67	29.39	268		1.25		(.56)
12/31/2019	21.28	(.01)	6.47	6.46	— [8]	(1.58)	(1.58)	26.16	31.24	206		1.25		(.04)
12/31/2018	24.91	(.02)	(2.46)	(2.48)	(.01)	(1.14)	(1.15)	21.28	(10.80)	146		1.24		(.08)
12/31/2017	19.91	— [8]	5.09	5.09	(.09)	—	(.09)	24.91	25.62	125		1.23		— [9]
12/31/2016	24.11	.01	.16	.17	(.02)	(4.35)	(4.37)	19.91	1.85	42		1.24		.03

See end of tables for footnotes.

316     American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

Growth Fund
Class 1:
12/31/2020	$81.22	$.43	$41.28	$41.71	$(.53)	$(2.18)	$(2.71)	$120.22	52.45%	$15,644	.35%		.46%
12/31/2019	69.96	.83	19.63	20.46	(.76)	(8.44)	(9.20)	81.22	31.11	10,841	.35		1.09
12/31/2018	77.85	.64	.25	.89	(.54)	(8.24)	(8.78)	69.96	(.01)	8,474	.34		.81
12/31/2017	67.29	.55	17.89	18.44	(.55)	(7.33)	(7.88)	77.85	28.62	8,100	.35		.75
12/31/2016	68.02	.67	5.40	6.07	(.67)	(6.13)	(6.80)	67.29	9.77	6,931	.35		1.03
Class 1A:
12/31/2020	80.92	.20	41.05	41.25	(.40)	(2.18)	(2.58)	119.59	52.07	60	.60		.21
12/31/2019	69.77	.65	19.55	20.20	(.61)	(8.44)	(9.05)	80.92	30.79	18	.60		.85
12/31/2018	77.74	.47	.24	.71	(.44)	(8.24)	(8.68)	69.77	(.26)	10	.59		.60
12/31/2017[3,4]	68.84	.35	16.38	16.73	(.50)	(7.33)	(7.83)	77.74	25.47 [5]	3	.59	[6]	.47 [6]
Class 2:
12/31/2020	80.57	.19	40.89	41.08	(.29)	(2.18)	(2.47)	119.18	52.10	20,594	.60		.21
12/31/2019	69.48	.63	19.47	20.10	(.57)	(8.44)	(9.01)	80.57	30.77	15,885	.60		.83
12/31/2018	77.35	.44	.27	.71	(.34)	(8.24)	(8.58)	69.48	(.25)	13,701	.59		.55
12/31/2017	66.92	.37	17.76	18.13	(.37)	(7.33)	(7.70)	77.35	28.28	15,716	.60		.50
12/31/2016	67.69	.51	5.36	5.87	(.51)	(6.13)	(6.64)	66.92	9.49	13,978	.60		.78
Class 3:
12/31/2020	81.84	.26	41.56	41.82	(.35)	(2.18)	(2.53)	121.13	52.20	279	.53		.28
12/31/2019	70.44	.69	19.77	20.46	(.62)	(8.44)	(9.06)	81.84	30.86	213	.53		.90
12/31/2018	78.32	.50	.26	.76	(.40)	(8.24)	(8.64)	70.44	(.18)	187	.52		.62
12/31/2017	67.67	.42	17.98	18.40	(.42)	(7.33)	(7.75)	78.32	28.39	212	.53		.57
12/31/2016	68.37	.56	5.42	5.98	(.55)	(6.13)	(6.68)	67.67	9.56	183	.53		.85
Class 4:
12/31/2020	79.41	(.04)	40.24	40.20	(.19)	(2.18)	(2.37)	117.24	51.71	2,347	.85		(.04)
12/31/2019	68.64	.44	19.19	19.63	(.42)	(8.44)	(8.86)	79.41	30.44	1,513	.85		.59
12/31/2018	76.56	.24	.28	.52	(.20)	(8.24)	(8.44)	68.64	(.50)	1,076	.84		.31
12/31/2017	66.41	.18	17.61	17.79	(.31)	(7.33)	(7.64)	76.56	27.99	954	.85		.25
12/31/2016	67.26	.34	5.32	5.66	(.38)	(6.13)	(6.51)	66.41	9.22	458	.85		.53

See end of tables for footnotes.

American Funds Insurance Series     317

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

International Fund
Class 1:
12/31/2020	$20.86	$.14	$2.82	$2.96	$(.18)	$—	$(.18)	$23.64	14.28%	$5,652	.55%		.71%
12/31/2019	17.66	.30	3.74	4.04	(.34)	(.50)	(.84)	20.86	23.21	5,353	.54		1.54
12/31/2018	21.71	.34	(2.97)	(2.63)	(.40)	(1.02)	(1.42)	17.66	(12.94)	4,811	.53		1.62
12/31/2017	16.82	.26	5.16	5.42	(.30)	(.23)	(.53)	21.71	32.46	5,014	.53		1.33
12/31/2016	18.08	.27	.30	.57	(.28)	(1.55)	(1.83)	16.82	3.78	3,652	.54		1.57
Class 1A:
12/31/2020	20.80	.08	2.81	2.89	(.14)	—	(.14)	23.55	13.96	10	.80		.43
12/31/2019	17.62	.25	3.72	3.97	(.29)	(.50)	(.79)	20.80	22.90	7	.79		1.27
12/31/2018	21.67	.27	(2.93)	(2.66)	(.37)	(1.02)	(1.39)	17.62	(13.11)	5	.78		1.32
12/31/2017[3,4]	17.17	.09	4.93	5.02	(.29)	(.23)	(.52)	21.67	29.46 [5]	2	.77	[6]	.43	[6]
Class 2:
12/31/2020	20.78	.09	2.80	2.89	(.13)	—	(.13)	23.54	13.97	4,481	.80		.46
12/31/2019	17.60	.25	3.72	3.97	(.29)	(.50)	(.79)	20.78	22.88	4,311	.79		1.29
12/31/2018	21.63	.29	(2.95)	(2.66)	(.35)	(1.02)	(1.37)	17.60	(13.13)	3,875	.78		1.40
12/31/2017	16.76	.22	5.13	5.35	(.25)	(.23)	(.48)	21.63	32.14	4,422	.78		1.10
12/31/2016	18.02	.23	.30	.53	(.24)	(1.55)	(1.79)	16.76	3.53	3,710	.79		1.35
Class 3:
12/31/2020	20.92	.10	2.81	2.91	(.14)	—	(.14)	23.69	14.00	25	.73		.53
12/31/2019	17.70	.27	3.75	4.02	(.30)	(.50)	(.80)	20.92	23.05	25	.72		1.37
12/31/2018	21.75	.31	(2.98)	(2.67)	(.36)	(1.02)	(1.38)	17.70	(13.10)	24	.71		1.48
12/31/2017	16.85	.23	5.17	5.40	(.27)	(.23)	(.50)	21.75	32.23	31	.71		1.17
12/31/2016	18.11	.24	.30	.54	(.25)	(1.55)	(1.80)	16.85	3.57	27	.72		1.42
Class 4:
12/31/2020	20.54	.04	2.76	2.80	(.09)	—	(.09)	23.25	13.66	423	1.05		.21
12/31/2019	17.40	.20	3.69	3.89	(.25)	(.50)	(.75)	20.54	22.67	379	1.04		1.03
12/31/2018	21.42	.23	(2.93)	(2.70)	(.30)	(1.02)	(1.32)	17.40	(13.41)	295	1.03		1.13
12/31/2017	16.64	.11	5.16	5.27	(.26)	(.23)	(.49)	21.42	31.89	289	1.03		.55
12/31/2016	17.93	.18	.29	.47	(.21)	(1.55)	(1.76)	16.64	3.21	66	1.04		1.03

See end of tables for footnotes.

318     American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[10]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers[2]		Ratio of expenses to average net assets after waivers[2,10]		Ratio of net income (loss) to average net assets[10]

New World Fund
Class 1:
12/31/2020	$25.84	$.15	$5.93	$6.08	$(.06)	$(.27)	$(.33)	$31.59	23.89%	$2,309	.76%		.64%		.58%
12/31/2019	20.98	.28	5.79	6.07	(.29)	(.92)	(1.21)	25.84	29.47	2,129	.76		.76		1.18
12/31/2018	25.30	.27	(3.65)	(3.38)	(.27)	(.67)	(.94)	20.98	(13.83)	1,702	.77		.77		1.11
12/31/2017	19.72	.26	5.59	5.85	(.27)	—	(.27)	25.30	29.73	2,050	.77		.77		1.14
12/31/2016	18.87	.24	.81	1.05	(.20)	—	(.20)	19.72	5.59	1,743	.78		.78		1.25
Class 1A:
12/31/2020	25.74	.07	5.92	5.99	(.03)	(.27)	(.30)	31.43	23.63	18	1.01		.87		.26
12/31/2019	20.92	.22	5.76	5.98	(.24)	(.92)	(1.16)	25.74	29.11	4	1.01		1.01		.92
12/31/2018	25.25	.21	(3.64)	(3.43)	(.23)	(.67)	(.90)	20.92	(14.02)	2	1.02		1.02		.91
12/31/2017[3,4]	20.14	.13	5.24	5.37	(.26)	—	(.26)	25.25	26.72 [5]	1	1.00	[6]	1.00	[6]	.53	[6]
Class 2:
12/31/2020	25.59	.08	5.87	5.95	(.02)	(.27)	(.29)	31.25	23.58	1,109	1.01		.89		.34
12/31/2019	20.79	.22	5.73	5.95	(.23)	(.92)	(1.15)	25.59	29.15	981	1.01		1.01		.93
12/31/2018	25.07	.20	(3.61)	(3.41)	(.20)	(.67)	(.87)	20.79	(14.04)	843	1.02		1.02		.85
12/31/2017	19.54	.20	5.55	5.75	(.22)	—	(.22)	25.07	29.44	1,055	1.02		1.02		.89
12/31/2016	18.71	.19	.79	.98	(.15)	—	(.15)	19.54	5.26	911	1.03		1.03		1.00
Class 4:
12/31/2020	25.47	.02	5.83	5.85	(.01)	(.27)	(.28)	31.04	23.29	807	1.26		1.14		.08
12/31/2019	20.71	.16	5.70	5.86	(.18)	(.92)	(1.10)	25.47	28.82	646	1.26		1.26		.67
12/31/2018	24.99	.14	(3.59)	(3.45)	(.16)	(.67)	(.83)	20.71	(14.25)	464	1.27		1.27		.61
12/31/2017	19.51	.14	5.52	5.66	(.18)	—	(.18)	24.99	29.06	427	1.27		1.27		.61
12/31/2016	18.69	.14	.80	.94	(.12)	—	(.12)	19.51	5.04	240	1.28		1.28		.75

See end of tables for footnotes.

American Funds Insurance Series     319

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

Blue Chip Income and Growth Fund
Class 1:
12/31/2020	$13.56	$.25	$.95	$1.20	$(.26)	$(.15)	$(.41)	$14.35	9.04%	$5,684		.43%		2.00%
12/31/2019	12.38	.30	2.25	2.55	(.30)	(1.07)	(1.37)	13.56	21.66	5,559		.42		2.28
12/31/2018	14.96	.31	(1.44)	(1.13)	(.31)	(1.14)	(1.45)	12.38	(8.45)	4,810		.41		2.13
12/31/2017	13.53	.32	1.96	2.28	(.32)	(.53)	(.85)	14.96	17.30	5,581		.41		2.27
12/31/2016	12.62	.31	1.97	2.28	(.29)	(1.08)	(1.37)	13.53	19.06	5,099		.41		2.39
Class 1A:
12/31/2020	13.51	.23	.93	1.16	(.24)	(.15)	(.39)	14.28	8.79	25		.67		1.78
12/31/2019	12.35	.26	2.24	2.50	(.27)	(1.07)	(1.34)	13.51	21.35	9		.67		2.03
12/31/2018	14.94	.26	(1.42)	(1.16)	(.29)	(1.14)	(1.43)	12.35	(8.67)	3		.66		1.84
12/31/2017[3,4]	13.75	.28	1.75	2.03	(.31)	(.53)	(.84)	14.94	15.21 [5]	1		.65	[6]	2.01	[6]
Class 2:
12/31/2020	13.39	.22	.91	1.13	(.22)	(.15)	(.37)	14.15	8.68	3,082		.68		1.75
12/31/2019	12.24	.26	2.22	2.48	(.26)	(1.07)	(1.33)	13.39	21.38	3,093		.67		2.03
12/31/2018	14.80	.27	(1.42)	(1.15)	(.27)	(1.14)	(1.41)	12.24	(8.66)	2,850		.66		1.88
12/31/2017	13.39	.28	1.94	2.22	(.28)	(.53)	(.81)	14.80	17.04	3,551		.66		2.02
12/31/2016	12.51	.28	1.94	2.22	(.26)	(1.08)	(1.34)	13.39	18.70	3,412		.66		2.16
Class 4:
12/31/2020	13.31	.19	.91	1.10	(.20)	(.15)	(.35)	14.06	8.47	788		.93		1.51
12/31/2019	12.19	.23	2.20	2.43	(.24)	(1.07)	(1.31)	13.31	21.03	621		.92		1.78
12/31/2018	14.77	.23	(1.42)	(1.19)	(.25)	(1.14)	(1.39)	12.19	(8.92)	368		.91		1.62
12/31/2017	13.39	.25	1.93	2.18	(.27)	(.53)	(.80)	14.77	16.70	247		.91		1.76
12/31/2016	12.53	.24	1.96	2.20	(.26)	(1.08)	(1.34)	13.39	18.49	132		.91		1.81

Global Growth and Income Fund
Class 1:
12/31/2020	$15.92	$.22	$1.14	$1.36	$(.23)	$(.38)	$(.61)	$16.67	9.03%	$657		.66%		1.49%
12/31/2019	13.02	.31	3.67	3.98	(.32)	(.76)	(1.08)	15.92	31.39	625		.65		2.08
12/31/2018	15.81	.29	(1.62)	(1.33)	(.28)	(1.18)	(1.46)	13.02	(9.36)	492		.63		1.94
12/31/2017	13.02	.35	3.06	3.41	(.36)	(.26)	(.62)	15.81	26.40	485		.63		2.43
12/31/2016	12.35	.28	.66	.94	(.27)	—	(.27)	13.02	7.61	571		.63		2.18
Class 1A:
12/31/2020	15.88	.18	1.13	1.31	(.19)	(.38)	(.57)	16.62	8.78	2		.90		1.23
12/31/2019	13.00	.26	3.68	3.94	(.30)	(.76)	(1.06)	15.88	31.04	2		.90		1.77
12/31/2018	15.81	.26	(1.63)	(1.37)	(.26)	(1.18)	(1.44)	13.00	(9.62)	1		.88		1.74
12/31/2017[3,4]	13.21	.18	3.03	3.21	(.35)	(.26)	(.61)	15.81	24.54 [5]	—	[7]	.84	[6]	1.20	[6]
Class 2:
12/31/2020	15.89	.18	1.13	1.31	(.19)	(.38)	(.57)	16.63	8.73	1,349		.91		1.23
12/31/2019	12.99	.27	3.68	3.95	(.29)	(.76)	(1.05)	15.89	31.14	1,366		.90		1.84
12/31/2018	15.78	.26	(1.63)	(1.37)	(.24)	(1.18)	(1.42)	12.99	(9.63)	1,228		.88		1.70
12/31/2017	13.00	.31	3.05	3.36	(.32)	(.26)	(.58)	15.78	26.06	1,538		.88		2.11
12/31/2016	12.33	.25	.65	.90	(.23)	—	(.23)	13.00	7.34	1,405		.88		1.98
Class 4:
12/31/2020	15.63	.14	1.12	1.26	(.16)	(.38)	(.54)	16.35	8.55	166		1.16		.97
12/31/2019	12.81	.23	3.61	3.84	(.26)	(.76)	(1.02)	15.63	30.73	145		1.15		1.56
12/31/2018	15.60	.21	(1.60)	(1.39)	(.22)	(1.18)	(1.40)	12.81	(9.89)	95		1.13		1.43
12/31/2017	12.89	.22	3.08	3.30	(.33)	(.26)	(.59)	15.60	25.83	79		1.14		1.49
12/31/2016	12.26	.21	.65	.86	(.23)	—	(.23)	12.89	7.04	16		1.13		1.63

See end of tables for footnotes.

320     American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

Growth-Income Fund
Class 1:
12/31/2020	$50.71	$.75	$6.02	$6.77	$(.80)	$(1.30)	$(2.10)	$55.38	13.81%	$22,903	.29%		1.52%
12/31/2019	45.39	1.00	10.40	11.40	(.92)	(5.16)	(6.08)	50.71	26.46	21,057	.29		2.05
12/31/2018	50.22	.84	(1.25)	(.41)	(.84)	(3.58)	(4.42)	45.39	(1.55)	16,783	.28		1.65
12/31/2017	44.41	.81	8.89	9.70	(.78)	(3.11)	(3.89)	50.22	22.68	15,765	.28		1.69
12/31/2016	45.40	.79	4.09	4.88	(.75)	(5.12)	(5.87)	44.41	11.80	12,588	.29		1.79
Class 1A:
12/31/2020	50.54	.63	5.99	6.62	(.70)	(1.30)	(2.00)	55.16	13.55	16	.54		1.28
12/31/2019	45.28	.89	10.36	11.25	(.83)	(5.16)	(5.99)	50.54	26.14	11	.54		1.82
12/31/2018	50.15	.72	(1.25)	(.53)	(.76)	(3.58)	(4.34)	45.28	(1.78)	7	.53		1.43
12/31/2017[3,4]	45.39	.67	7.96	8.63	(.76)	(3.11)	(3.87)	50.15	19.83 [5]	2	.52	[6]	1.41	[6]
Class 2:
12/31/2020	50.08	.62	5.93	6.55	(.67)	(1.30)	(1.97)	54.66	13.54	14,012	.54		1.27
12/31/2019	44.90	.87	10.27	11.14	(.80)	(5.16)	(5.96)	50.08	26.14	13,586	.53		1.80
12/31/2018	49.71	.71	(1.23)	(.52)	(.71)	(3.58)	(4.29)	44.90	(1.79)	12,035	.53		1.40
12/31/2017	44.00	.68	8.80	9.48	(.66)	(3.11)	(3.77)	49.71	22.38	13,930	.53		1.45
12/31/2016	45.04	.67	4.05	4.72	(.64)	(5.12)	(5.76)	44.00	11.51	12,854	.54		1.54
Class 3:
12/31/2020	50.81	.66	6.02	6.68	(.70)	(1.30)	(2.00)	55.49	13.60	154	.47		1.34
12/31/2019	45.47	.91	10.43	11.34	(.84)	(5.16)	(6.00)	50.81	26.24	156	.46		1.87
12/31/2018	50.29	.75	(1.25)	(.50)	(.74)	(3.58)	(4.32)	45.47	(1.72)	140	.46		1.47
12/31/2017	44.47	.72	8.90	9.62	(.69)	(3.11)	(3.80)	50.29	22.47	168	.46		1.52
12/31/2016	45.46	.71	4.09	4.80	(.67)	(5.12)	(5.79)	44.47	11.59	156	.47		1.61
Class 4:
12/31/2020	49.52	.49	5.85	6.34	(.57)	(1.30)	(1.87)	53.99	13.25	1,407	.79		1.02
12/31/2019	44.47	.74	10.18	10.92	(.71)	(5.16)	(5.87)	49.52	25.86	1,216	.79		1.56
12/31/2018	49.31	.58	(1.23)	(.65)	(.61)	(3.58)	(4.19)	44.47	(2.05)	899	.78		1.15
12/31/2017	43.73	.56	8.73	9.29	(.60)	(3.11)	(3.71)	49.31	22.08	827	.78		1.19
12/31/2016	44.82	.56	4.02	4.58	(.55)	(5.12)	(5.67)	43.73	11.25	495	.79		1.29

See end of tables for footnotes.

American Funds Insurance Series     321

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

International Growth and Income Fund
Class 1:
12/31/2020	$18.18	$.27	$.85	$1.12	$(.29)	$—	$(.29)	$19.01	6.24%	$1,120	.68%		1.70%
12/31/2019	15.35	.46	3.03	3.49	(.47)	(.19)	(.66)	18.18	23.06	1,140	.66		2.73
12/31/2018	17.72	.45	(2.39)	(1.94)	(.43)	—	(.43)	15.35	(11.00)	1,034	.65		2.62
12/31/2017	14.48	.46	3.20	3.66	(.42)	—	(.42)	17.72	25.31	1,121	.66		2.75
12/31/2016	14.72	.43	(.19)	.24	(.42)	(.06)	(.48)	14.48	1.71	820	.68		2.93
Class 1A:
12/31/2020	18.15	.22	.85	1.07	(.25)	—	(.25)	18.97	5.98	3	.93		1.38
12/31/2019	15.33	.41	3.04	3.45	(.44)	(.19)	(.63)	18.15	22.76	2	.91		2.41
12/31/2018	17.70	.41	(2.39)	(1.98)	(.39)	—	(.39)	15.33	(11.24)	2	.90		2.35
12/31/2017[3,4]	14.69	.34	3.08	3.42	(.41)	—	(.41)	17.70	23.36 [5]	2	.91	[6]	1.99	[6]
Class 2:
12/31/2020	18.12	.23	.85	1.08	(.25)	—	(.25)	18.95	6.01	221	.93		1.43
12/31/2019	15.30	.42	3.02	3.44	(.43)	(.19)	(.62)	18.12	22.76	257	.91		2.49
12/31/2018	17.66	.41	(2.38)	(1.97)	(.39)	—	(.39)	15.30	(11.23)	230	.90		2.38
12/31/2017	14.43	.43	3.17	3.60	(.37)	—	(.37)	17.66	25.03	276	.91		2.60
12/31/2016	14.68	.40	(.21)	.19	(.38)	(.06)	(.44)	14.43	1.44	244	.93		2.72
Class 4:
12/31/2020	18.01	.19	.83	1.02	(.21)	—	(.21)	18.82	5.73	112	1.18		1.19
12/31/2019	15.22	.37	3.01	3.38	(.40)	(.19)	(.59)	18.01	22.47	101	1.16		2.18
12/31/2018	17.58	.36	(2.36)	(2.00)	(.36)	—	(.36)	15.22	(11.46)	71	1.15		2.10
12/31/2017	14.38	.37	3.18	3.55	(.35)	—	(.35)	17.58	24.72	63	1.16		2.24
12/31/2016	14.63	.36	(.19)	.17	(.36)	(.06)	(.42)	14.38	1.18	37	1.18		2.43

See end of tables for footnotes.

322     American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[10]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers[2]		Ratio of expenses to average net assets after waivers[2,10]		Ratio of net income (loss) to average net assets[10]

Capital Income Builder
Class 1:
12/31/2020	$10.73	$.31	$.15	$.46	$(.32)	$—	$(.32)	$10.87	4.64%	$621		.53%		.35%		3.07%
12/31/2019	9.37	.32	1.36	1.68	(.32)	—	(.32)	10.73	18.16	533		.53		.53		3.17
12/31/2018	10.40	.31	(1.00)	(.69)	(.32)	(.02)	(.34)	9.37	(6.77)	317		.54		.54		3.08
12/31/2017	9.46	.32	.93	1.25	(.31)	—	(.31)	10.40	13.29	254		.54		.54		3.21
12/31/2016	9.40	.32	.07	.39	(.33)	—	(.33)	9.46	4.17	156		.54		.54		3.39
Class 1A:
12/31/2020	10.72	.28	.16	.44	(.30)	—	(.30)	10.86	4.38	6		.78		.60		2.81
12/31/2019	9.36	.29	1.37	1.66	(.30)	—	(.30)	10.72	17.90	6		.78		.78		2.84
12/31/2018	10.39	.28	(.99)	(.71)	(.30)	(.02)	(.32)	9.36	(7.01)	2		.79		.79		2.82
12/31/2017[3,4]	9.57	.27	.84	1.11	(.29)	—	(.29)	10.39	11.72 [5]	1		.79	[6]	.79	[6]	2.63	[6]
Class 2:
12/31/2020	10.72	.29	.16	.45	(.30)	—	(.30)	10.87	4.48	8		.78		.60		2.83
12/31/2019	9.36	.30	1.35	1.65	(.29)	—	(.29)	10.72	17.89	6		.78		.78		2.91
12/31/2018	10.40	.28	(1.00)	(.72)	(.30)	(.02)	(.32)	9.36	(7.08)	4		.79		.79		2.83
12/31/2017	9.46	.29	.93	1.22	(.28)	—	(.28)	10.40	13.04	1		.79		.79		2.82
12/31/2016	9.40	.27	.11	.38	(.32)	—	(.32)	9.46	4.08	—	[7]	.80		.80		2.82
Class 4:
12/31/2020	10.71	.26	.15	.41	(.27)	—	(.27)	10.85	4.11	462		1.03		.85		2.55
12/31/2019	9.35	.27	1.36	1.63	(.27)	—	(.27)	10.71	17.62	454		1.03		1.03		2.68
12/31/2018	10.38	.26	(1.00)	(.74)	(.27)	(.02)	(.29)	9.35	(7.25)	352		1.04		1.04		2.58
12/31/2017	9.45	.27	.92	1.19	(.26)	—	(.26)	10.38	12.65	338		1.04		1.04		2.72
12/31/2016	9.38	.27	.08	.35	(.28)	—	(.28)	9.45	3.78	256		1.04		1.04		2.88

See end of tables for footnotes.

American Funds Insurance Series     323

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

Asset Allocation Fund
Class 1:
12/31/2020	$24.05	$.43	$2.59	$3.02	$(.46)	$(.11)	$(.57)	$26.50	12.71%	$19,238	.30%		1.80%
12/31/2019	21.29	.51	3.94	4.45	(.50)	(1.19)	(1.69)	24.05	21.54	17,730	.29		2.21
12/31/2018	23.71	.48	(1.43)	(.95)	(.44)	(1.03)	(1.47)	21.29	(4.35)	14,627	.28		2.04
12/31/2017	21.68	.44	3.06	3.50	(.41)	(1.06)	(1.47)	23.71	16.51	16,556	.29		1.90
12/31/2016	20.62	.42	1.54	1.96	(.39)	(.51)	(.90)	21.68	9.69	13,008	.29		1.97
Class 1A:
12/31/2020	23.99	.37	2.58	2.95	(.41)	(.11)	(.52)	26.42	12.43	14	.55		1.56
12/31/2019	21.26	.45	3.92	4.37	(.45)	(1.19)	(1.64)	23.99	21.19	11	.54		1.95
12/31/2018	23.69	.42	(1.42)	(1.00)	(.40)	(1.03)	(1.43)	21.26	(4.58)	7	.53		1.82
12/31/2017[3,4]	21.97	.39	2.78	3.17	(.39)	(1.06)	(1.45)	23.69	14.78 [5]	4	.53	[6]	1.69	[6]
Class 2:
12/31/2020	23.79	.37	2.56	2.93	(.40)	(.11)	(.51)	26.21	12.46	5,242	.55		1.55
12/31/2019	21.08	.45	3.89	4.34	(.44)	(1.19)	(1.63)	23.79	21.23	5,154	.54		1.96
12/31/2018	23.49	.41	(1.41)	(1.00)	(.38)	(1.03)	(1.41)	21.08	(4.60)	4,668	.53		1.78
12/31/2017	21.49	.37	3.04	3.41	(.35)	(1.06)	(1.41)	23.49	16.23	5,480	.54		1.64
12/31/2016	20.45	.36	1.53	1.89	(.34)	(.51)	(.85)	21.49	9.41	5,144	.54		1.72
Class 3:
12/31/2020	24.08	.39	2.59	2.98	(.42)	(.11)	(.53)	26.53	12.50	33	.48		1.62
12/31/2019	21.32	.47	3.93	4.40	(.45)	(1.19)	(1.64)	24.08	21.30	32	.47		2.02
12/31/2018	23.73	.43	(1.41)	(.98)	(.40)	(1.03)	(1.43)	21.32	(4.49)	29	.46		1.85
12/31/2017	21.70	.39	3.07	3.46	(.37)	(1.06)	(1.43)	23.73	16.29	38	.47		1.72
12/31/2016	20.64	.38	1.54	1.92	(.35)	(.51)	(.86)	21.70	9.49	35	.47		1.79
Class 4:
12/31/2020	23.67	.31	2.54	2.85	(.35)	(.11)	(.46)	26.06	12.16	5,131	.80		1.30
12/31/2019	20.99	.39	3.87	4.26	(.39)	(1.19)	(1.58)	23.67	20.92	4,493	.79		1.71
12/31/2018	23.40	.35	(1.40)	(1.05)	(.33)	(1.03)	(1.36)	20.99	(4.83)	3,594	.78		1.54
12/31/2017	21.43	.32	3.02	3.34	(.31)	(1.06)	(1.37)	23.40	15.91	3,582	.79		1.40
12/31/2016	20.40	.31	1.53	1.84	(.30)	(.51)	(.81)	21.43	9.16	2,861	.79		1.47

See end of tables for footnotes.

324     American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

Global Balanced Fund
Class 1:
12/31/2020	$13.51	$.17	$1.24	$1.41	$(.19)	$(.54)	$(.73)	$14.19	10.53%	$139		.72%		1.29%
12/31/2019	11.67	.24	2.17	2.41	(.20)	(.37)	(.57)	13.51	20.79	134		.72		1.88
12/31/2018	12.75	.23	(.96)	(.73)	(.20)	(.15)	(.35)	11.67	(5.81)	110		.72		1.82
12/31/2017	11.08	.21	1.99	2.20	(.15)	(.38)	(.53)	12.75	19.91	93		.72		1.68
12/31/2016	10.74	.19	.32	.51	(.17)	—	(.17)	11.08	4.73	64		.72		1.73
Class 1A:
12/31/2020	13.49	.14	1.23	1.37	(.16)	(.54)	(.70)	14.16	10.25	3		.97		1.03
12/31/2019	11.65	.21	2.17	2.38	(.17)	(.37)	(.54)	13.49	20.54	2		.97		1.63
12/31/2018	12.74	.18	(.94)	(.76)	(.18)	(.15)	(.33)	11.65	(6.03)	2		.98		1.44
12/31/2017[3,4]	11.18	.16	1.92	2.08	(.14)	(.38)	(.52)	12.74	18.71 [5]	—	[7]	.94	[6]	1.27	[6]
Class 2:
12/31/2020	13.48	.14	1.23	1.37	(.15)	(.54)	(.69)	14.16	10.30	208		.97		1.03
12/31/2019	11.65	.21	2.16	2.37	(.17)	(.37)	(.54)	13.48	20.44	207		.97		1.64
12/31/2018	12.72	.20	(.96)	(.76)	(.16)	(.15)	(.31)	11.65	(6.01)	185		.97		1.57
12/31/2017	11.06	.18	1.98	2.16	(.12)	(.38)	(.50)	12.72	19.57	210		.96		1.43
12/31/2016	10.72	.16	.32	.48	(.14)	—	(.14)	11.06	4.48	178		.97		1.48
Class 4:
12/31/2020	13.36	.10	1.22	1.32	(.12)	(.54)	(.66)	14.02	10.00	105		1.22		.78
12/31/2019	11.55	.18	2.14	2.32	(.14)	(.37)	(.51)	13.36	20.21	94		1.22		1.37
12/31/2018	12.63	.17	(.96)	(.79)	(.14)	(.15)	(.29)	11.55	(6.31)	69		1.22		1.34
12/31/2017	11.00	.13	1.99	2.12	(.11)	(.38)	(.49)	12.63	19.38	51		1.22		1.07
12/31/2016	10.69	.12	.33	.45	(.14)	—	(.14)	11.00	4.21	10		1.24		1.12

Bond Fund
Class 1:
12/31/2020	$11.17	$.23	$.87	$1.10	$(.27)	$(.11)	$(.38)	$11.89	9.96%	$6,844		.40%		2.00%
12/31/2019	10.47	.30	.71	1.01	(.31)	—	(.31)	11.17	9.70	6,481		.39		2.76
12/31/2018	10.82	.29	(.35)	(.06)	(.28)	(.01)	(.29)	10.47	(.45)	5,962		.38		2.70
12/31/2017	10.80	.24	.18	.42	(.24)	(.16)	(.40)	10.82	3.88	6,434		.38		2.19
12/31/2016	10.70	.21	.14	.35	(.21)	(.04)	(.25)	10.80	3.27	6,829		.38		1.91
Class 1A:
12/31/2020	11.13	.20	.87	1.07	(.25)	(.11)	(.36)	11.84	9.68	9		.65		1.74
12/31/2019	10.45	.27	.71	.98	(.30)	—	(.30)	11.13	9.36	7		.64		2.48
12/31/2018	10.80	.26	(.33)	(.07)	(.27)	(.01)	(.28)	10.45	(.60)	3		.63		2.50
12/31/2017[3,4]	10.82	.22	.15	.37	(.23)	(.16)	(.39)	10.80	3.46 [5]	1		.62	[6]	2.01	[6]
Class 2:
12/31/2020	11.02	.20	.86	1.06	(.24)	(.11)	(.35)	11.73	9.73	3,840		.65		1.75
12/31/2019	10.34	.27	.70	.97	(.29)	—	(.29)	11.02	9.36	3,561		.64		2.51
12/31/2018	10.69	.26	(.34)	(.08)	(.26)	(.01)	(.27)	10.34	(.71)	3,524		.63		2.45
12/31/2017	10.67	.21	.18	.39	(.21)	(.16)	(.37)	10.69	3.67	3,966		.63		1.94
12/31/2016	10.58	.18	.13	.31	(.18)	(.04)	(.22)	10.67	2.95	3,959		.63		1.65
Class 4:
12/31/2020	11.00	.17	.85	1.02	(.22)	(.11)	(.33)	11.69	9.38	714		.90		1.48
12/31/2019	10.33	.24	.70	.94	(.27)	—	(.27)	11.00	9.08	502		.89		2.25
12/31/2018	10.68	.23	(.33)	(.10)	(.24)	(.01)	(.25)	10.33	(.89)	366		.88		2.22
12/31/2017	10.70	.19	.16	.35	(.21)	(.16)	(.37)	10.68	3.29	297		.88		1.72
12/31/2016	10.61	.15	.15	.30	(.17)	(.04)	(.21)	10.70	2.80	102		.88		1.41

See end of tables for footnotes.

American Funds Insurance Series     325

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[10]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers[2]		Ratio of expenses to average net assets after waivers[2,10]		Ratio of net income (loss) to average net assets[10]

Capital World Bond Fund
Class 1:
12/31/2020	$12.12	$.26	$.95	$1.21	$(.18)	$(.21)	$(.39)	$12.94	10.17%	$1,219		.59%		.52%		2.08%
12/31/2019	11.42	.31	.61	.92	(.22)	—	(.22)	12.12	8.08	1,077		.58		.58		2.60
12/31/2018	11.88	.30	(.44)	(.14)	(.28)	(.04)	(.32)	11.42	(1.14)	1,015		.57		.57		2.56
12/31/2017	11.22	.28	.52	.80	(.07)	(.07)	(.14)	11.88	7.11	1,273		.56		.56		2.37
12/31/2016	11.01	.26	.06	.32	(.09)	(.02)	(.11)	11.22	2.92	1,115		.57		.57		2.26
Class 1A:
12/31/2020	12.10	.23	.95	1.18	(.16)	(.21)	(.37)	12.91	9.89	1		.83		.76		1.83
12/31/2019	11.41	.28	.60	.88	(.19)	—	(.19)	12.10	7.75	1		.83		.83		2.35
12/31/2018	11.87	.27	(.43)	(.16)	(.26)	(.04)	(.30)	11.41	(1.29)	1		.82		.82		2.36
12/31/2017[3,4]	11.22	.26	.52	.78	(.06)	(.07)	(.13)	11.87	7.00 [5]	—	[7]	.72	[6]	.72	[6]	2.27	[6]
Class 2:
12/31/2020	12.03	.22	.95	1.17	(.15)	(.21)	(.36)	12.84	9.90	1,058		.84		.77		1.83
12/31/2019	11.34	.28	.60	.88	(.19)	—	(.19)	12.03	7.77	1,002		.83		.83		2.35
12/31/2018	11.79	.27	(.43)	(.16)	(.25)	(.04)	(.29)	11.34	(1.33)	1,032		.82		.82		2.32
12/31/2017	11.14	.25	.51	.76	(.04)	(.07)	(.11)	11.79	6.86	1,164		.81		.81		2.12
12/31/2016	10.93	.23	.07	.30	(.07)	(.02)	(.09)	11.14	2.71	1,121		.82		.82		2.01
Class 4:
12/31/2020	11.92	.19	.94	1.13	(.13)	(.21)	(.34)	12.71	9.62	61		1.09		1.02		1.58
12/31/2019	11.24	.24	.60	.84	(.16)	—	(.16)	11.92	7.54	49		1.08		1.08		2.09
12/31/2018	11.70	.24	(.43)	(.19)	(.23)	(.04)	(.27)	11.24	(1.61)	40		1.07		1.07		2.09
12/31/2017	11.08	.22	.51	.73	(.04)	(.07)	(.11)	11.70	6.63	31		1.06		1.06		1.89
12/31/2016	10.89	.20	.06	.26	(.05)	(.02)	(.07)	11.08	2.42	12		1.07		1.07		1.76

See end of tables for footnotes.

326     American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

High-Income Bond Fund
Class 1:
12/31/2020	$9.87	$.61	$.17	$.78	$(.85)	$—	$(.85)	$9.80	8.21%	$123		.52%		6.46%
12/31/2019	9.34	.67	.52	1.19	(.66)	—	(.66)	9.87	12.85	525		.51		6.71
12/31/2018	10.19	.64	(.84)	(.20)	(.65)	—	(.65)	9.34	(2.15)	501		.50		6.32
12/31/2017	10.18	.63	.10	.73	(.72)	—	(.72)	10.19	7.25	632		.49		5.98
12/31/2016	9.19	.61	1.02	1.63	(.64)	—	(.64)	10.18	17.83	949		.49		6.18
Class 1A:
12/31/2020	9.86	.56	.20	.76	(.84)	—	(.84)	9.78	7.94	1		.78		5.85
12/31/2019	9.33	.65	.51	1.16	(.63)	—	(.63)	9.86	12.61	1		.75		6.47
12/31/2018	10.18	.62	(.84)	(.22)	(.63)	—	(.63)	9.33	(2.35)	1		.75		6.11
12/31/2017[3,4]	10.28	.60	.02	.62	(.72)	—	(.72)	10.18	6.02 [5]	—	[7]	.72	[6]	5.74	[6]
Class 2:
12/31/2020	9.70	.55	.19	.74	(.83)	—	(.83)	9.61	7.94	665		.78		5.88
12/31/2019	9.19	.64	.50	1.14	(.63)	—	(.63)	9.70	12.55	667		.76		6.45
12/31/2018	10.03	.61	(.83)	(.22)	(.62)	—	(.62)	9.19	(2.34)	661		.75		6.07
12/31/2017	10.04	.59	.10	.69	(.70)	—	(.70)	10.03	6.89	776		.74		5.72
12/31/2016	9.06	.58	1.01	1.59	(.61)	—	(.61)	10.04	17.69	799		.74		5.92
Class 3:
12/31/2020	9.92	.57	.19	.76	(.84)	—	(.84)	9.84	7.93	10		.71		5.94
12/31/2019	9.38	.66	.52	1.18	(.64)	—	(.64)	9.92	12.70	10		.69		6.52
12/31/2018	10.23	.63	(.85)	(.22)	(.63)	—	(.63)	9.38	(2.33)	10		.68		6.14
12/31/2017	10.22	.61	.10	.71	(.70)	—	(.70)	10.23	7.02	12		.67		5.79
12/31/2016	9.22	.59	1.03	1.62	(.62)	—	(.62)	10.22	17.68	13		.67		5.99
Class 4:
12/31/2020	10.56	.57	.22	.79	(.81)	—	(.81)	10.54	7.74	69		1.03		5.58
12/31/2019	9.96	.67	.54	1.21	(.61)	—	(.61)	10.56	12.27	63		1.01		6.21
12/31/2018	10.82	.63	(.90)	(.27)	(.59)	—	(.59)	9.96	(2.64)	31		1.00		5.83
12/31/2017	10.79	.61	.10	.71	(.68)	—	(.68)	10.82	6.63	34		.99		5.46
12/31/2016	9.73	.60	1.07	1.67	(.61)	—	(.61)	10.79	17.29	21		.99		5.55

See end of tables for footnotes.

American Funds Insurance Series     327

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations		Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[10]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers[2]		Ratio of expenses to average net assets after waivers[2,10]		Ratio of net income (loss) to average net assets[10]

American Funds Mortgage Fund
Class 1:
12/31/2020	$10.56	$.10	$.64	$.74		$(.17)	$(.02)	$(.19)	$11.11	6.98%		$224		.48%		.36%		.93%
12/31/2019	10.30	.24	.30	.54		(.28)	—	(.28)	10.56	5.30		210		.47		.47		2.26
12/31/2018	10.47	.20	(.14)	.06		(.23)	—	(.23)	10.30	.58		209		.48		.48		1.97
12/31/2017	10.56	.16	— [8]	.16		(.18)	(.07)	(.25)	10.47	1.47		265		.47		.47		1.52
12/31/2016	10.61	.15	.11	.26		(.20)	(.11)	(.31)	10.56	2.50		269		.46		.46		1.39
Class 1A:
12/31/2020	10.55	.07	.63	.70		(.15)	(.02)	(.17)	11.08	6.63		1		.73		.59		.61
12/31/2019	10.28	.22	.30	.52		(.25)	—	(.25)	10.55	5.09		1		.71		.71		2.04
12/31/2018	10.46	.18	(.14)	.04		(.22)	—	(.22)	10.28	.36		1		.73		.73		1.77
12/31/2017[3,4]	10.55	.14	— [8]	.14		(.16)	(.07)	(.23)	10.46	1.31	[5]	—	[7]	.70	[6]	.70	[6]	1.38	[6]
Class 2:
12/31/2020	10.54	.08	.63	.71		(.14)	(.02)	(.16)	11.09	6.72		58		.73		.60		.68
12/31/2019	10.28	.21	.31	.52		(.26)	—	(.26)	10.54	5.04		56		.72		.72		2.01
12/31/2018	10.45	.18	(.15)	.03		(.20)	—	(.20)	10.28	.32		57		.73		.73		1.72
12/31/2017	10.54	.14	(.01)	.13		(.15)	(.07)	(.22)	10.45	1.22		63		.72		.72		1.27
12/31/2016	10.59	.12	.12	.24		(.18)	(.11)	(.29)	10.54	2.25		63		.71		.71		1.14
Class 4:
12/31/2020	10.44	.04	.63	.67		(.12)	(.02)	(.14)	10.97	6.38		37		.98		.85		.41
12/31/2019	10.19	.18	.31	.49		(.24)	—	(.24)	10.44	4.80		28		.97		.97		1.71
12/31/2018	10.38	.15	(.15)	—	[8]	(.19)	—	(.19)	10.19	.07		24		.98		.98		1.49
12/31/2017	10.48	.11	— [8]	.11		(.14)	(.07)	(.21)	10.38	.97		12		.97		.97		1.03
12/31/2016	10.52	.09	.12	.21		(.14)	(.11)	(.25)	10.48	2.01		8		.96		.96		.86

See end of tables for footnotes.

328     American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Ultra-Short Bond Fund
Class 1:
12/31/2020	$11.30	$.02	$.02		$.04	$(.03)	$—	$(.03)	$11.31	.34%	$44		.37%		.16%
12/31/2019	11.31	.22	—	[8]	.22	(.23)	—	(.23)	11.30	1.92	30		.36		1.92
12/31/2018	11.29	.18	—	[8]	.18	(.16)	—	(.16)	11.31	1.58	37		.35		1.60
12/31/2017	11.27	.08	(.01)		.07	(.05)	—	(.05)	11.29	.66	37		.35		.68
12/31/2016[11]	11.26	.01	—	[8]	.01	—	—	—	11.27	.09	37		.35		.11
Class 1A:
12/31/2020	11.30	.03	.01		.04	(.03)	—	(.03)	11.31	.32 [12]	—	[7]	.35	[12]	.26 [12]
12/31/2019	11.31	.22	—	[8]	.22	(.23)	—	(.23)	11.30	1.92 [12]	—	[7]	.37	[12]	1.90 [12]
12/31/2018	11.29	.18	—	[8]	.18	(.16)	—	(.16)	11.31	1.58 [12]	—	[7]	.35	[12]	1.60 [12]
12/31/2017[3,4]	11.27	.08	—	[8]	.08	(.06)	—	(.06)	11.29	.67 [5,12]	—	[7]	.34	[6,12]	.69 [6,12]
Class 2:
12/31/2020	11.01	— [8]	—	[8]	— [8]	(.02)	—	(.02)	10.99	.03	288		.62		(.05)
12/31/2019	11.03	.18	—	[8]	.18	(.20)	—	(.20)	11.01	1.62	230		.61		1.66
12/31/2018	11.01	.15	—	[8]	.15	(.13)	—	(.13)	11.03	1.36	247		.60		1.34
12/31/2017	10.99	.05	—	[8]	.05	(.03)	—	(.03)	11.01	.46	249		.60		.42
12/31/2016[11]	11.01	(.02)	—	[8]	(.02)	—	—	—	10.99	(.18)	297		.60		(.14)
Class 3:
12/31/2020	11.13	— [8]	.02		.02	(.03)	—	(.03)	11.12	.13	4		.55		.03
12/31/2019	11.14	.20	—	[8]	.20	(.21)	—	(.21)	11.13	1.76	3		.54		1.74
12/31/2018	11.12	.16	(.01)		.15	(.13)	—	(.13)	11.14	1.38	4		.53		1.42
12/31/2017	11.10	.06	—	[8]	.06	(.04)	—	(.04)	11.12	.54	4		.53		.50
12/31/2016[11]	11.11	(.01)	—	[8]	(.01)	—	—	—	11.10	(.09)	4		.53		(.08)
Class 4:
12/31/2020	11.13	(.04)	.01		(.03)	(.02)	—	(.02)	11.08	(.25)	40		.87		(.35)
12/31/2019	11.15	.16	—	[8]	.16	(.18)	—	(.18)	11.13	1.40	22		.86		1.40
12/31/2018	11.13	.12	.01		.13	(.11)	—	(.11)	11.15	1.14	18		.86		1.11
12/31/2017	11.12	.02	—	[8]	.02	(.01)	—	(.01)	11.13	.16	15		.85		.19
12/31/2016[11]	11.17	(.04)	(.01)		(.05)	—	—	—	11.12	(.45)	13		.85		(.40)

See end of tables for footnotes.

American Funds Insurance Series     329

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

U.S. Government/AAA-Rated Securities Fund
Class 1:
12/31/2020	$12.34	$.16	$1.07	$1.23	$(.26)	$(.27)	$(.53)	$13.04	10.09%		$429		.38%		1.21%
12/31/2019	11.94	.25	.43	.68	(.28)	—	(.28)	12.34	5.69		1,418		.37		2.07
12/31/2018	12.08	.24	(.13)	.11	(.25)	—	(.25)	11.94	.91		1,445		.36		2.02
12/31/2017	12.05	.21	.01	.22	(.19)	—	(.19)	12.08	1.83		1,558		.36		1.68
12/31/2016	12.31	.16	.03	.19	(.20)	(.25)	(.45)	12.05	1.44		1,467		.36		1.31
Class 1A:
12/31/2020	12.32	.09	1.10	1.19	(.24)	(.27)	(.51)	13.00	9.75		4		.64		.69
12/31/2019	11.93	.22	.43	.65	(.26)	—	(.26)	12.32	5.42		2		.62		1.82
12/31/2018	12.08	.22	(.14)	.08	(.23)	—	(.23)	11.93	.70		1		.61		1.82
12/31/2017[3,4]	12.05	.18	.03	.21	(.18)	—	(.18)	12.08	1.73	[5]	—	[7]	.58	[6]	1.53	[6]
Class 2:
12/31/2020	12.21	.09	1.10	1.19	(.24)	(.27)	(.51)	12.89	9.80		1,439		.64		.73
12/31/2019	11.82	.22	.42	.64	(.25)	—	(.25)	12.21	5.31		1,343		.62		1.82
12/31/2018	11.96	.21	(.14)	.07	(.21)	—	(.21)	11.82	.73		1,323		.61		1.77
12/31/2017	11.93	.17	.02	.19	(.16)	—	(.16)	11.96	1.59		1,473		.61		1.43
12/31/2016	12.20	.13	.02	.15	(.17)	(.25)	(.42)	11.93	1.19		1,503		.61		1.05
Class 3:
12/31/2020	12.37	.10	1.12	1.22	(.25)	(.27)	(.52)	13.07	9.91		10		.57		.78
12/31/2019	11.97	.23	.43	.66	(.26)	—	(.26)	12.37	5.49		9		.55		1.88
12/31/2018	12.11	.22	(.14)	.08	(.22)	—	(.22)	11.97	.71		9		.54		1.84
12/31/2017	12.07	.18	.03	.21	(.17)	—	(.17)	12.11	1.72		10		.54		1.50
12/31/2016	12.34	.14	.02	.16	(.18)	(.25)	(.43)	12.07	1.24		11		.54		1.12
Class 4:
12/31/2020	12.22	.05	1.10	1.15	(.22)	(.27)	(.49)	12.88	9.48		272		.89		.42
12/31/2019	11.84	.19	.42	.61	(.23)	—	(.23)	12.22	5.14		124		.87		1.56
12/31/2018	11.98	.18	(.12)	.06	(.20)	—	(.20)	11.84	.50		91		.86		1.53
12/31/2017	11.96	.14	.01	.15	(.13)	—	(.13)	11.98	1.28		62		.86		1.18
12/31/2016	12.22	.10	.03	.13	(.14)	(.25)	(.39)	11.96	.99		57		.86		.82

See end of tables for footnotes.

330     American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[10]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimbursements[13]		expenses to average net assets after waivers/ reimbursements[10,13]		Net effective expense ratio[10,14]		Ratio of net income (loss) to average net assets[10]

Managed Risk Growth Fund
Class P1:
12/31/2020	$13.78	$.07	$4.20	$4.27	$(.12)	$(.68)	$(.80)	$17.25	32.45%	$11		.42%		.37%		.72%		.49%
12/31/2019	12.30	.15	2.44	2.59	(.19)	(.92)	(1.11)	13.78	22.01	6		.42		.37		.73		1.19
12/31/2018	13.22	.11	(.04)	.07	(.10)	(.89)	(.99)	12.30	(.04)[12]	3		.42	[12]	.37	[12]	.71	[12]	.82	[12]
12/31/2017	10.71	.08	2.70	2.78	(.07)	(.20)	(.27)	13.22	26.23 [12]	2		.42	[12]	.36	[12]	.70	[12]	.69	[12]
12/31/2016	11.49	.08	.20	.28	(.05)	(1.01)	(1.06)	10.71	2.89 [12]	1		.50	[12]	.34	[12]	.68	[12]	.79	[12]
Class P2:
12/31/2020	13.71	.03	4.16	4.19	(.11)	(.68)	(.79)	17.11	32.03	554		.67		.62		.97		.20
12/31/2019	12.21	.09	2.45	2.54	(.12)	(.92)	(1.04)	13.71	21.74	434		.68		.63		.99		.73
12/31/2018	13.14	.06	(.04)	.02	(.06)	(.89)	(.95)	12.21	(.37)	340		.68		.63		.97		.46
12/31/2017	10.64	.04	2.70	2.74	(.04)	(.20)	(.24)	13.14	25.99	286		.69		.63		.97		.34
12/31/2016	11.43	.05	.19	.24	(.02)	(1.01)	(1.03)	10.64	2.52	200		.79		.63		.97		.43

Managed Risk International Fund
Class P1:
12/31/2020	$11.01	$.08	$.22	$.30	$(.16)	$(.08)	$(.24)	$11.07	3.13%[12]	$2		.43%[12]		.35%[12]		.86%[12]		.82%[12]
12/31/2019	9.82	.17	1.54	1.71	(.20)	(.32)	(.52)	11.01	17.91 [12]	1		.41	[12]	.33	[12]	.84	[12]	1.64	[12]
12/31/2018	11.25	.32	(1.44)	(1.12)	(.26)	(.05)	(.31)	9.82	(10.11)[12]	—	[7]	.33	[12]	.28	[12]	.77	[12]	3.02	[12]
12/31/2017	8.89	.11	2.47	2.58	(.10)	(.12)	(.22)	11.25	29.28 [12]	—	[7]	.28	[12]	.20	[12]	.69	[12]	1.13	[12]
12/31/2016	9.48	.10	(.35)	(.25)	(.12)	(.22)	(.34)	8.89	(2.59)[12]	—	[7]	.39	[12]	.23	[12]	.74	[12]	1.15	[12]
Class P2:
12/31/2020	10.92	.04	.23	.27	(.12)	(.08)	(.20)	10.99	2.80	168		.71		.63		1.14		.42
12/31/2019	9.76	.13	1.55	1.68	(.20)	(.32)	(.52)	10.92	17.64	165		.71		.63		1.14		1.21
12/31/2018	11.15	.16	(1.32)	(1.16)	(.18)	(.05)	(.23)	9.76	(10.50)	151		.69		.64		1.13		1.49
12/31/2017	8.83	.11	2.41	2.52	(.08)	(.12)	(.20)	11.15	28.69	148		.71		.63		1.12		1.03
12/31/2016	9.43	.09	(.38)	(.29)	(.09)	(.22)	(.31)	8.83	(3.05)	97		.79		.63		1.14		.97

Managed Risk Blue Chip Income and Growth Fund
Class P1:
12/31/2020	$12.01	$.18	$(.35)	$(.17)	$(.26)	$(.34)	$(.60)	$11.24	(.93)%[12]	$2		.40%[12]		.35%[12]		.76%[12]		1.66%[12]
12/31/2019	11.28	.25	1.28	1.53	(.20)	(.60)	(.80)	12.01	14.14 [12]	1		.38	[12]	.33	[12]	.74	[12]	2.14	[12]
12/31/2018	13.04	.40	(1.27)	(.87)	(.45)	(.44)	(.89)	11.28	(6.99)[12]	—	[7]	.33	[12]	.28	[12]	.67	[12]	3.21	[12]
12/31/2017	11.67	.19	1.59	1.78	(.22)	(.19)	(.41)	13.04	15.48 [12]	—	[7]	.30	[12]	.25	[12]	.64	[12]	1.59	[12]
12/31/2016	10.80	.20	1.25	1.45	(.21)	(.37)	(.58)	11.67	13.77 [12]	—	[7]	.43	[12]	.27	[12]	.67	[12]	1.83	[12]
Class P2:
12/31/2020	11.91	.13	(.33)	(.20)	(.19)	(.34)	(.53)	11.18	(1.25)	355		.68		.63		1.04		1.18
12/31/2019	11.21	.18	1.31	1.49	(.19)	(.60)	(.79)	11.91	13.88	365		.68		.63		1.04		1.62
12/31/2018	12.96	.19	(1.10)	(.91)	(.40)	(.44)	(.84)	11.21	(7.38)	336		.68		.63		1.02		1.49
12/31/2017	11.61	.17	1.55	1.72	(.18)	(.19)	(.37)	12.96	15.03	367		.68		.63		1.02		1.43
12/31/2016	10.76	.23	1.18	1.41	(.19)	(.37)	(.56)	11.61	13.39	291		.79		.63		1.03		2.04

See end of tables for footnotes.

American Funds Insurance Series     331

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions						Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[10]	Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimbursements[13]		expenses to average net assets after waivers/ reimbursements[10,13]		Net effective expense ratio[10,14]		Ratio of net income (loss) to average net assets[10]

Managed Risk Growth-Income Fund
Class P1:
12/31/2020	$13.76	$.17	$1.08	$1.25	$(.26)	$(.74)	$(1.00)	$14.01	9.85%	$2,120	.41%		.36%		.66%		1.24%
12/31/2019	11.73	.22	2.01	2.23	(.10)	(.10)	(.20)	13.76	19.14	1,987	.42		.37		.67		1.71
12/31/2018	12.66	(.02)	(.15)	(.17)	(.19)	(.57)	(.76)	11.73	(1.66)	1,662	.40		.35		.64		(.20)
12/31/2017	11.07	.19	2.03	2.22	(.13)	(.50)	(.63)	12.66	20.64 [12]	2	.44	[12]	.37	[12]	.66	[12]	1.61 [12]
12/31/2016	11.25	.16	.52	.68	(.16)	(.70)	(.86)	11.07	6.49 [12]	1	.52	[12]	.36	[12]	.64	[12]	1.46 [12]
Class P2:
12/31/2020	13.69	.14	1.07	1.21	(.23)	(.74)	(.97)	13.93	9.58	315	.66		.61		.91		1.02
12/31/2019	11.67	.19	2.00	2.19	(.07)	(.10)	(.17)	13.69	18.84	283	.67		.62		.92		1.47
12/31/2018	12.58	.16	(.36)	(.20)	(.14)	(.57)	(.71)	11.67	(1.97)	230	.69		.64		.93		1.25
12/31/2017	11.02	.13	2.05	2.18	(.12)	(.50)	(.62)	12.58	20.40	206	.70		.63		.92		1.08
12/31/2016	11.22	.12	.52	.64	(.14)	(.70)	(.84)	11.02	6.08	160	.79		.63		.91		1.13

Managed Risk Asset Allocation Fund
Class P1:
12/31/2020	$13.81	$.25	$.51	$.76	$(.21)	$(.52)	$(.73)	$13.84	6.10%	$5	.41%		.36%		.66%		1.91%
12/31/2019	12.23	.26	1.92	2.18	(.03)	(.57)	(.60)	13.81	18.25	2	.41		.36		.65		2.01
12/31/2018	13.59	.22	(.80)	(.58)	(.25)	(.53)	(.78)	12.23	(4.63)	2	.37		.32		.59		1.67
12/31/2017	12.02	.19	1.60	1.79	(.10)	(.12)	(.22)	13.59	15.06	1,656	.43		.38		.66		1.45
12/31/2016	11.72	.19	.67	.86	(.19)	(.37)	(.56)	12.02	7.57	1,217	.43		.38		.66		1.65
Class P2:
12/31/2020	13.46	.15	.56	.71	(.20)	(.52)	(.72)	13.45	5.88	2,773	.66		.61		.91		1.15
12/31/2019	12.22	.19	1.93	2.12	(.31)	(.57)	(.88)	13.46	17.98	2,830	.66		.61		.90		1.51
12/31/2018	13.55	.17	(.79)	(.62)	(.18)	(.53)	(.71)	12.22	(4.89)	2,541	.62		.57		.84		1.27
12/31/2017	12.01	.15	1.61	1.76	(.10)	(.12)	(.22)	13.55	14.80	2,798	.68		.63		.91		1.13
12/31/2016	11.71	.14	.69	.83	(.16)	(.37)	(.53)	12.01	7.27	2,342	.68		.63		.91		1.20

See end of tables for footnotes.

332     American Funds Insurance Series

Financial highlights (continued)

Portfolio turnover rate for all share classes	Year ended December 31,
excluding mortgage dollar roll transactions[15,16]	2020	2019	2018	2017	2016
Capital Income Builder	110%	44%	42%	59%	41%
Asset Allocation Fund	49	47	34	39	43
Global Balanced Fund	68	60	30	28	43
Bond Fund	72	146	98	153	108
Capital World Bond Fund	88	110	78	74	70
American Funds Mortgage Fund	123	84	60	98	113
U.S. Government/AAA-Rated Securities Fund	112	103	76	120	273

Portfolio turnover rate for all share classes	Year ended December 31,
including mortgage dollar roll[15,16]	2020		2019		2018		2017		2016
Global Growth Fund	17%		14%		25%		31%		27%
Global Small Capitalization Fund	38		50		43		33		40
Growth Fund	32		21		35		24		26
International Fund	40		32		29		29		31
New World Fund	70		38		58		56		32
Blue Chip Income and Growth Fund	40		37		49		34		30
Global Growth and Income Fund	36		29		49		41		57
Growth-Income Fund	33		27		39		27		27
International Growth and Income Fund	56		28		38		51		32
Capital Income Builder Fund	184		72		98		88		53
Asset Allocation Fund	145		79		86		85		83
Global Balanced Fund	86		74		51		41		65
Bond Fund	461		373		514		502		375
Capital World Bond Fund	145		159		125		105		154
High-Income Bond Fund	78		58		67		78		89
American Funds Mortgage Fund	1143		350		811		680		713
U.S. Government/AAA-Rated Securities Fund	867		277		446		551		539
Ultra-Short Bond Fund	—	[17]	—	[17]	—	[17]	—	[17]	—	[11,17]
Managed Risk Growth Fund	80		10		7		25		15
Managed Risk International Fund	71		8		8		25		26
Managed Risk Blue Chip Income and Growth Fund	101		13		11		32		9
Managed Risk Growth-Income Fund	38		6		14		26		14
Managed Risk Asset Allocation Fund	30		8		12		1		3

[1]	Based on average shares outstanding.
[2]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds, if applicable.
[3]	Based on operations for a period that is less than a full year.
[4]	Class 1A shares began investment operations on January 6, 2017.
[5]	Not annualized.
[6]	Annualized.
[7]	Amount less than $1 million.
[8]	Amount less than $.01.
[9]	Amount less than .01%.
[10]	This column reflects the impact of certain waivers/reimbursements from CRMC. During some of the periods shown, CRMC waived a portion of investment advisory services fees on some funds, including each of the managed risk funds. In addition, during some of the periods shown, CRMC reimbursed a portion of miscellaneous fees and expenses for some of the managed risk funds.
[11]	On May 1, 2016, the fund converted from a cash fund to an ultra-short-term bond fund and changed its name from Cash Management Fund to Ultra-Short Bond Fund.
[12]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[13]	This column does not include expenses of the underlying funds in which each fund invests.
[14]	This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the years presented. See expense example for further information regarding fees and expenses.
[15]	Refer to Note 5 for further information on mortgage dollar rolls.
[16]	Rates do not include the fund’s portfolio activity with respect to any Central Funds, if applicable.
[17]	Amount is either less than 1% or there is no turnover.

See notes to financial statements.

American Funds Insurance Series     333

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Funds Insurance Series and Shareholders of Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund®, Blue Chip Income and Growth Fund, Global Growth and Income Fund, Growth-Income Fund, International Growth and Income Fund, Capital Income Builder®, Asset Allocation Fund, Global Balanced Fund, Bond Fund, Capital World Bond Fund®, High-Income Bond Fund, American Funds Mortgage Fund®, Ultra-Short Bond Fund, U.S. Government/AAA-Rated Securities Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the investment portfolios, of Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund®, Blue Chip Income and Growth Fund, Global Growth and Income Fund, Growth-Income Fund, International Growth and Income Fund, Capital Income Builder®, Asset Allocation Fund, Global Balanced Fund, Bond Fund, Capital World Bond Fund® (formerly Global Bond Fund), High-Income Bond Fund, American Funds Mortgage Fund® (formerly Mortgage Fund), Ultra-Short Bond Fund, U.S. Government/AAA-Rated Securities Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund (twenty-three of the funds constituting American Funds Insurance Series, hereafter collectively referred to as the “Funds”) as of December 31, 2020, the related statements of operations for the year ended December 31, 2020, the statements of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2020 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Los Angeles, California
February 12, 2021

We have served as the auditor of one or more investment companies in The Capital Group Companies Investment Company Complex since 1934.

334     American Funds Insurance Series

Expense example	unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (July 1, 2020, through December 31, 2020).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Insurance Series     335

Expense example (continued)

	Beginning	Ending	Expenses	Annualized
	account value	account value	paid during	expense
	7/1/2020	12/31/2020	period[1]	ratio
Global Growth Fund
Class 1 — actual return	$1,000.00	$1,254.84	$3.13	.55%
Class 1 — assumed 5% return	1,000.00	1,022.43	2.80	.55
Class 1A — actual return	1,000.00	1,253.16	4.54	.80
Class 1A — assumed 5% return	1,000.00	1,021.17	4.08	.80
Class 2 — actual return	1,000.00	1,253.28	4.54	.80
Class 2 — assumed 5% return	1,000.00	1,021.17	4.08	.80
Class 4 — actual return	1,000.00	1,251.73	5.96	1.05
Class 4 — assumed 5% return	1,000.00	1,019.91	5.35	1.05
Global Small Capitalization Fund
Class 1 — actual return	$1,000.00	$1,343.20	$4.37	.74%
Class 1 — assumed 5% return	1,000.00	1,021.48	3.77	.74
Class 1A — actual return	1,000.00	1,341.45	5.84	.99
Class 1A — assumed 5% return	1,000.00	1,020.21	5.04	.99
Class 2 — actual return	1,000.00	1,341.27	5.84	.99
Class 2 — assumed 5% return	1,000.00	1,020.21	5.04	.99
Class 4 — actual return	1,000.00	1,340.24	7.31	1.24
Class 4 — assumed 5% return	1,000.00	1,018.95	6.31	1.24
Growth Fund
Class 1 — actual return	$1,000.00	$1,360.06	$2.08	.35%
Class 1 — assumed 5% return	1,000.00	1,023.44	1.79	.35
Class 1A — actual return	1,000.00	1,358.42	3.57	.60
Class 1A — assumed 5% return	1,000.00	1,022.18	3.06	.60
Class 2 — actual return	1,000.00	1,358.42	3.57	.60
Class 2 — assumed 5% return	1,000.00	1,022.18	3.06	.60
Class 3 — actual return	1,000.00	1,358.84	3.15	.53
Class 3 — assumed 5% return	1,000.00	1,022.53	2.70	.53
Class 4 — actual return	1,000.00	1,356.82	5.05	.85
Class 4 — assumed 5% return	1,000.00	1,020.92	4.33	.85
International Fund
Class 1 — actual return	$1,000.00	$1,286.94	$3.17	.55%
Class 1 — assumed 5% return	1,000.00	1,022.43	2.80	.55
Class 1A — actual return	1,000.00	1,284.98	4.61	.80
Class 1A — assumed 5% return	1,000.00	1,021.17	4.08	.80
Class 2 — actual return	1,000.00	1,285.43	4.61	.80
Class 2 — assumed 5% return	1,000.00	1,021.17	4.08	.80
Class 3 — actual return	1,000.00	1,285.16	4.20	.73
Class 3 — assumed 5% return	1,000.00	1,021.53	3.72	.73
Class 4 — actual return	1,000.00	1,283.63	6.04	1.05
Class 4 — assumed 5% return	1,000.00	1,019.91	5.35	1.05
New World Fund
Class 1 — actual return	$1,000.00	$1,291.34	$3.35	.58%
Class 1 — assumed 5% return	1,000.00	1,022.28	2.96	.58
Class 1A — actual return	1,000.00	1,290.17	4.79	.83
Class 1A — assumed 5% return	1,000.00	1,021.02	4.23	.83
Class 2 — actual return	1,000.00	1,289.72	4.79	.83
Class 2 — assumed 5% return	1,000.00	1,021.02	4.23	.83
Class 4 — actual return	1,000.00	1,288.50	6.23	1.08
Class 4 — assumed 5% return	1,000.00	1,019.76	5.50	1.08

See end of tables for footnotes.

336     American Funds Insurance Series

Expense example (continued)

	Beginning	Ending	Expenses	Annualized
	account value	account value	paid during	expense
	7/1/2020	12/31/2020	period[1]	ratio
Blue Chip Income and Growth Fund
Class 1 — actual return	$1,000.00	$1,188.67	$2.32	.42%
Class 1 — assumed 5% return	1,000.00	1,023.09	2.14	.42
Class 1A — actual return	1,000.00	1,187.68	3.69	.67
Class 1A — assumed 5% return	1,000.00	1,021.83	3.41	.67
Class 2 — actual return	1,000.00	1,186.62	3.69	.67
Class 2 — assumed 5% return	1,000.00	1,021.83	3.41	.67
Class 4 — actual return	1,000.00	1,185.33	5.07	.92
Class 4 — assumed 5% return	1,000.00	1,020.57	4.69	.92
Global Growth and Income Fund
Class 1 — actual return	$1,000.00	$1,226.11	$3.70	.66%
Class 1 — assumed 5% return	1,000.00	1,021.88	3.36	.66
Class 1A — actual return	1,000.00	1,224.98	5.10	.91
Class 1A — assumed 5% return	1,000.00	1,020.62	4.63	.91
Class 2 — actual return	1,000.00	1,224.48	5.10	.91
Class 2 — assumed 5% return	1,000.00	1,020.62	4.63	.91
Class 4 — actual return	1,000.00	1,223.67	6.50	1.16
Class 4 — assumed 5% return	1,000.00	1,019.36	5.90	1.16
Growth-Income Fund
Class 1 — actual return	$1,000.00	$1,180.81	$1.59	.29%
Class 1 — assumed 5% return	1,000.00	1,023.74	1.48	.29
Class 1A — actual return	1,000.00	1,179.38	2.97	.54
Class 1A — assumed 5% return	1,000.00	1,022.48	2.75	.54
Class 2 — actual return	1,000.00	1,179.40	2.97	.54
Class 2 — assumed 5% return	1,000.00	1,022.48	2.75	.54
Class 3 — actual return	1,000.00	1,179.77	2.58	.47
Class 3 — assumed 5% return	1,000.00	1,022.84	2.40	.47
Class 4 — actual return	1,000.00	1,177.95	4.34	.79
Class 4 — assumed 5% return	1,000.00	1,021.22	4.02	.79
International Growth and Income Fund
Class 1 — actual return	$1,000.00	$1,250.95	$3.86	.68%
Class 1 — assumed 5% return	1,000.00	1,021.78	3.47	.68
Class 1A — actual return	1,000.00	1,249.71	5.27	.93
Class 1A — assumed 5% return	1,000.00	1,020.52	4.74	.93
Class 2 — actual return	1,000.00	1,249.64	5.27	.93
Class 2 — assumed 5% return	1,000.00	1,020.52	4.74	.93
Class 4 — actual return	1,000.00	1,248.18	6.69	1.18
Class 4 — assumed 5% return	1,000.00	1,019.26	6.01	1.18
Capital Income Builder
Class 1 — actual return	$1,000.00	$1,115.95	$1.44	.27%
Class 1 — assumed 5% return	1,000.00	1,023.84	1.38	.27
Class 1A — actual return	1,000.00	1,114.72	2.77	.52
Class 1A — assumed 5% return	1,000.00	1,022.58	2.65	.52
Class 2 — actual return	1,000.00	1,115.75	2.77	.52
Class 2 — assumed 5% return	1,000.00	1,022.58	2.65	.52
Class 4 — actual return	1,000.00	1,113.43	4.10	.77
Class 4 — assumed 5% return	1,000.00	1,021.32	3.92	.77

See end of tables for footnotes.

American Funds Insurance Series     337

Expense example (continued)

	Beginning	Ending	Expenses	Annualized
	account value	account value	paid during	expense
	7/1/2020	12/31/2020	period[1]	ratio
Asset Allocation Fund
Class 1 — actual return	$1,000.00	$1,143.93	$1.62	.30%
Class 1 — assumed 5% return	1,000.00	1,023.69	1.53	.30
Class 1A — actual return	1,000.00	1,142.08	2.97	.55
Class 1A — assumed 5% return	1,000.00	1,022.43	2.80	.55
Class 2 — actual return	1,000.00	1,142.52	2.97	.55
Class 2 — assumed 5% return	1,000.00	1,022.43	2.80	.55
Class 3 — actual return	1,000.00	1,142.59	2.59	.48
Class 3 — assumed 5% return	1,000.00	1,022.79	2.45	.48
Class 4 — actual return	1,000.00	1,140.96	4.32	.80
Class 4 — assumed 5% return	1,000.00	1,021.17	4.08	.80
Global Balanced Fund
Class 1 — actual return	$1,000.00	$1,137.75	$3.93	.73%
Class 1 — assumed 5% return	1,000.00	1,021.53	3.72	.73
Class 1A — actual return	1,000.00	1,136.55	5.28	.98
Class 1A — assumed 5% return	1,000.00	1,020.27	4.99	.98
Class 2 — actual return	1,000.00	1,136.23	5.28	.98
Class 2 — assumed 5% return	1,000.00	1,020.27	4.99	.98
Class 4 — actual return	1,000.00	1,135.20	6.62	1.23
Class 4 — assumed 5% return	1,000.00	1,019.00	6.26	1.23
Bond Fund
Class 1 — actual return	$1,000.00	$1,031.42	$2.05	.40%
Class 1 — assumed 5% return	1,000.00	1,023.19	2.04	.40
Class 1A — actual return	1,000.00	1,029.77	3.27	.64
Class 1A — assumed 5% return	1,000.00	1,021.98	3.26	.64
Class 2 — actual return	1,000.00	1,029.81	3.27	.64
Class 2 — assumed 5% return	1,000.00	1,021.98	3.26	.64
Class 4 — actual return	1,000.00	1,028.42	4.55	.89
Class 4 — assumed 5% return	1,000.00	1,020.72	4.53	.89
Capital World Bond Fund
Class 1 — actual return	$1,000.00	$1,078.63	$2.57	.49%
Class 1 — assumed 5% return	1,000.00	1,022.74	2.50	.49
Class 1A — actual return	1,000.00	1,077.00	3.82	.73
Class 1A — assumed 5% return	1,000.00	1,021.53	3.72	.73
Class 2 — actual return	1,000.00	1,077.13	3.87	.74
Class 2 — assumed 5% return	1,000.00	1,021.48	3.77	.74
Class 4 — actual return	1,000.00	1,075.46	5.13	.98
Class 4 — assumed 5% return	1,000.00	1,020.27	4.99	.98
High-Income Bond Fund
Class 1 — actual return	$1,000.00	$1,135.96	$2.85	.53%
Class 1 — assumed 5% return	1,000.00	1,022.53	2.70	.53
Class 1A — actual return	1,000.00	1,134.62	4.20	.78
Class 1A — assumed 5% return	1,000.00	1,021.27	3.97	.78
Class 2 — actual return	1,000.00	1,134.44	4.20	.78
Class 2 — assumed 5% return	1,000.00	1,021.27	3.97	.78
Class 3 — actual return	1,000.00	1,134.15	3.82	.71
Class 3 — assumed 5% return	1,000.00	1,021.63	3.62	.71
Class 4 — actual return	1,000.00	1,132.72	5.54	1.03
Class 4 — assumed 5% return	1,000.00	1,020.01	5.24	1.03

See end of tables for footnotes.

338     American Funds Insurance Series

Expense example (continued)

	Beginning	Ending	Expenses	Annualized
	account value	account value	paid during	expense
	7/1/2020	12/31/2020	period[1]	ratio
American Funds Mortgage Fund
Class 1 — actual return	$1,000.00	$1,011.01	$1.57	.31%
Class 1 — assumed 5% return	1,000.00	1,023.64	1.58	.31
Class 1A — actual return	1,000.00	1,009.84	2.84	.56
Class 1A — assumed 5% return	1,000.00	1,022.38	2.85	.56
Class 2 — actual return	1,000.00	1,009.83	2.84	.56
Class 2 — assumed 5% return	1,000.00	1,022.38	2.85	.56
Class 4 — actual return	1,000.00	1,008.07	4.10	.81
Class 4 — assumed 5% return	1,000.00	1,021.12	4.13	.81
Ultra-Short Bond Fund
Class 1 — actual return	$1,000.00	$999.11	$1.91	.38%
Class 1 — assumed 5% return	1,000.00	1,023.29	1.94	.38
Class 1A — actual return	1,000.00	999.11	1.86	.37
Class 1A — assumed 5% return	1,000.00	1,023.34	1.89	.37
Class 2 — actual return	1,000.00	997.28	3.12	.62
Class 2 — assumed 5% return	1,000.00	1,022.08	3.16	.62
Class 3 — actual return	1,000.00	998.21	2.77	.55
Class 3 — assumed 5% return	1,000.00	1,022.43	2.80	.55
Class 4 — actual return	1,000.00	996.40	4.38	.87
Class 4 — assumed 5% return	1,000.00	1,020.82	4.43	.87
U.S. Government/AAA-Rated Securities Fund
Class 1 — actual return	$1,000.00	$1,011.80	$1.98	.39%
Class 1 — assumed 5% return	1,000.00	1,023.24	1.99	.39
Class 1A — actual return	1,000.00	1,010.17	3.24	.64
Class 1A — assumed 5% return	1,000.00	1,021.98	3.26	.64
Class 2 — actual return	1,000.00	1,010.14	3.24	.64
Class 2 — assumed 5% return	1,000.00	1,021.98	3.26	.64
Class 3 — actual return	1,000.00	1,010.51	2.89	.57
Class 3 — assumed 5% return	1,000.00	1,022.33	2.91	.57
Class 4 — actual return	1,000.00	1,008.75	4.51	.89
Class 4 — assumed 5% return	1,000.00	1,020.72	4.53	.89

See end of tables for footnotes.

American Funds Insurance Series     339

Expense example (continued)

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	7/1/2020	12/31/2020	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Managed Risk Growth Fund
Class P1 — actual return	$1,000.00	$1,219.94	$2.01	.36%	$4.02	.72%
Class P1 — assumed 5% return	1,000.00	1,023.33	1.83	.36	3.66	.72
Class P2 — actual return	1,000.00	1,217.79	3.46	.62	5.41	.97
Class P2 — assumed 5% return	1,000.00	1,022.02	3.15	.62	4.93	.97
Managed Risk International Fund
Class P1 — actual return	$1,000.00	$1,176.41	$1.81	.33%	$4.70	.86%
Class P1 — assumed 5% return	1,000.00	1,023.48	1.68	.33	4.37	.86
Class P2 — actual return	1,000.00	1,174.15	3.28	.60	6.23	1.14
Class P2 — assumed 5% return	1,000.00	1,022.12	3.05	.60	5.79	1.14
Managed Risk Blue Chip Income and Growth Fund
Class P1 — actual return	$1,000.00	$1,080.32	$1.83	.35%	$3.97	.76%
Class P1 — assumed 5% return	1,000.00	1,023.38	1.78	.35	3.86	.76
Class P2 — actual return	1,000.00	1,079.10	3.24	.62	5.44	1.04
Class P2 — assumed 5% return	1,000.00	1,022.02	3.15	.62	5.28	1.04
Managed Risk Growth-Income Fund
Class P1 — actual return	$1,000.00	$1,091.34	$1.89	.36%	$3.47	.66%
Class P1 — assumed 5% return	1,000.00	1,023.33	1.83	.36	3.35	.66
Class P2 — actual return	1,000.00	1,089.02	3.20	.61	4.78	.91
Class P2 — assumed 5% return	1,000.00	1,022.07	3.10	.61	4.62	.91
Managed Risk Asset Allocation Fund
Class P1 — actual return	$1,000.00	$1,101.91	$1.90	.36%	$3.49	.66%
Class P1 — assumed 5% return	1,000.00	1,023.33	1.83	.36	3.35	.66
Class P2 — actual return	1,000.00	1,100.65	3.22	.61	4.81	.91
Class P2 — assumed 5% return	1,000.00	1,022.07	3.10	.61	4.62	.91

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests.

340     American Funds Insurance Series

Liquidity Risk Management Program

The series has adopted a liquidity risk management program (the “program”). The series’ board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages each fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of each fund’s investments, limiting the amount of each fund’s illiquid investments, and utilizing various risk management tools and facilities available to each fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of each fund’s investments is supported by one or more third-party liquidity assessment vendors.

The series’ board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2019, through September 30, 2020. No significant liquidity events impacting any of the funds were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing each fund’s liquidity risk.

American Funds Insurance Series     341

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the series[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
William H. Baribault, 1945	2009	Chairman of the Board and CEO, Oakwood Advisors (private investment and consulting); former CEO and President, Richard Nixon Foundation	89	General Finance Corporation
James G. Ellis, 1947	2010	Professor of Marketing and former Dean, Marshall School of Business, University of Southern California	99	Mercury General Corporation
Nariman Farvardin, 1956	2018	President, Stevens Institute of Technology	87	None
Mary Davis Holt, 1950	2015—2016; 2017	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993—2003)	87	None
R. Clark Hooper, 1946	2010	Private investor	90	None
Merit E. Janow, 1958	2007	Dean and Professor, Columbia University, School of International and Public Affairs	89	Mastercard Incorporated; Trimble Inc.
Margaret Spellings, 1957 Chairman of the Board (Independent and Non-Executive)	2010	President and CEO, Texas 2036; former President, Margaret Spellings & Company (public policy and strategic consulting); former President, The University of North Carolina; former President, George W. Bush Foundation	91	None
Alexandra Trower, 1964	2018	Executive Vice President, Global Communications and Corporate Officer, The Estée Lauder Companies	86	None
Paul S. Williams, 1959	2020	Former Partner/Managing Director, Major, Lindsey & Africa (executive recruiting firm)	86	Compass Minerals, Inc. (producer of salt and specialty fertilizers); Public Storage, Inc.

Interested trustees[4,5]

Name, year of birth and position with series	Year first elected a trustee or officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Donald D. O’Neal, 1960 Co-President	1998	Partner — Capital International Investors, Capital Research and Management Company; Partner — Capital International Investors, Capital Bank and Trust Company[6]	35	None
Michael C. Gitlin, 1970	2019	Vice Chairman and Director, Capital Research and Management Company; Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[6]; served as Head of Fixed Income at a large investment management firm prior to joining Capital Research and Management Company in 2015	86	None

The series statement of additional information includes further details about the series trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the Capital Group website at capitalgroup.com. The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071. Attention: Secretary.

342     American Funds Insurance Series

Other officers5

Name, year of birth and position with series	Year first elected an officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series
Alan N. Berro, 1960 Co-President	1998	Partner — Capital World Investors, Capital Research and Management Company; Partner — Capital World Investors, Capital Bank and Trust Company[6]; Director, The Capital Group Companies, Inc.[6]
Maria Manotok, 1974 Executive Vice President	2012	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Senior Vice President, Senior Counsel and Director, Capital International, Inc.[6]; Director, Capital Group Investment Management Limited[6]
Martin Jacobs, 1962 Vice President	2016	Partner — Capital Research Global Investors, Capital Research and Management Company
Carl M. Kawaja, 1964 Vice President	2008	Partner — Capital World Investors, Capital Research and Management Company; Chairman and Director, Capital Research and Management Company; Partner — Capital World Investors, Capital Bank and Trust Company[6]
Sung Lee, 1966 Vice President	2008	Partner — Capital Research Global Investors, Capital International, Inc.[6]; Director, The Capital Group Companies, Inc.[6]
Keiko McKibben, 1969 Vice President	2010	Partner — Capital Research Global Investors, Capital Research and Management Company
Renaud H. Samyn, 1974 Vice President	2010	Partner — Capital Research Global Investors, Capital International, Inc.[6]
Steven I. Koszalka, 1964 Secretary	2003	Vice President — Fund Business Management Group, Capital Research and Management Company
Gregory F. Niland, 1971 Treasurer	2008	Vice President — Investment Operations, Capital Research and Management Company
Susan K. Countess, 1966 Assistant Secretary	2014	Associate — Fund Business Management Group, Capital Research and Management Company
Sandra Chuon, 1972 Assistant Treasurer	2019	Assistant Vice President — Investment Operations, Capital Research and Management Company
Brian C. Janssen, 1972 Assistant Treasurer	2015	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the series within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the series serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the series investment adviser, Capital Research and Management Company, or affiliated entities (including the series principal underwriter).
[5]	All of the trustees and/or officers listed, with the exception of Martin Jacobs and Keiko McKibben, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

American Funds Insurance Series     343

Office of the series

333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Investment subadviser

Milliman Financial Risk Management LLC
(Managed Risk Funds only)
71 South Wacker Drive, 31st
Floor Chicago, IL 60606

Custodian of assets

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

344     American Funds Insurance Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the Capital Group website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the Capital Group website.

American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This filing is available free of charge on the SEC website and our website.

This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectuses or summary prospectuses for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after March 31, 2021, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

Fund attribution data was produced using FactSet, a third-party software system, based on daily portfolios. Securities in their initial period of acquisition may not be included in this analysis. The analysis includes equity investments only and excludes forward contracts and fixed income investments, if applicable. It does not account for buy-and-sell transactions that might have occurred intraday. As a result, average portfolio weight percentages are approximate, and the actual average portfolio weight percentages might be higher or lower. Data elements, such as pricing, income, market cap, etc., were provided by FactSet. The indexes provided for attribution are based on FactSet’s methodology. The indexes are broad-based market benchmarks and may not be used by Capital Group® as the sole comparative index for the funds. Capital Group believes the software and information from FactSet to be reliable. However, Capital Group cannot be responsible for inaccuracies, incomplete information or updating of information by FactSet.

Futures may not provide an effective hedge of the underlying securities because changes in the prices of futures may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the fund from market declines and will limit the fund’s participation in market gains. The use of the managed risk strategy could cause the fund’s return to lag that of the underlying fund in certain market conditions.

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approve or endorse this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith. This report, and any product, index or fund referred to herein, is not sponsored, endorsed or promoted in any way by J.P. Morgan or any of its affiliates who provide no warranties whatsoever, express or implied, and shall have no liability to any prospective investor in connection with this report. J.P. Morgan disclaimer: http://www.jpmorgan.com/pages/jpmorgan/ib/girg. MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products. The S&P 500 is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2020 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success	The Capital System	American Funds Insurance Series superior outcomes

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. American Funds Insurance Series portfolio managers average 28 years of investment experience, including 23 years at our company, reflecting a career commitment to our long-term approach.[1]	The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.	American Funds Insurance Series equity funds have beaten their comparable Lipper indexes in 90% of 10-year periods and 100% of 20-year periods.[2] Our fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] We strive to keep management fees competitive. Over the past 20 years, most funds’ fees have been below industry averages.[4]

[1]	Portfolio manager experience as of the American Funds Insurance Series prospectus dated May 1, 2020.
[2]	Based on Class 1 share results for rolling periods through December 31, 2019. Periods covered are the shorter of the fund’s lifetime or since the inception date of the comparable Lipper index or average. The comparable Lipper indexes are: Global Funds Index (Global Growth Fund, Global Growth and Income Fund), Growth Funds Index (Growth Fund), International Funds Index (International Fund), Emerging Markets Funds Index (New World Fund), Growth & Income Funds Index (Blue Chip Income and Growth Fund, Growth-Income Fund) and Balanced Funds Index (Asset Allocation Fund). The Lipper Global Small-/Mid-Cap Funds Average was used for Global Small Capitalization Fund. Lipper source: Refinitiv Lipper. There have been periods when the fund has lagged the index.
[3]	Based on Class 1 share results as of December 31, 2019. Four of our five fixed income funds showed a three-year correlation below 0.1. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from —1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to —1 indicates that the securities have moved in the opposite direction.
[4]	Based on management fees for the 20-year period ended December 31, 2019, versus comparable Lipper categories, excluding funds of funds.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

Lit. No. INGEARX-998-0221P Litho in USA RCG/RRD/8074-S78548 © 2021 Capital Group. All rights reserved.

ITEM 2. CODE OF ETHICS.

(a)	As of the end of the fiscal year, December 31, 2020, the Registrant had adopted a code of ethics (as defined in Item 2 of Form N-CSR) that applies to the Chief Executive Officer and Chief Financial Officer (respectively, the principal executive officer, the principal financial officer, the “Covered Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(b)	Not applicable

(c)	Not applicable

(d)	Not applicable

(e)	Not applicable

(f)(1) A copy of the Code of Ethics is attached hereto.

(f)(2) Not applicable

(f)(3) The Registrant will provide a copy of the Code of Ethics to any person without charge, upon request by calling the following toll free number (800) 344-1029.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that it has one “audit committee financial expert” as that term is defined in Item 3(b) of Form N-CSR: Peter S. Burgess, who is “independent” as that term is defined in Item 3(a) (2) of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	AUDIT FEES

These fees represent the aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to the following for the fiscal years ended December 31, 2020 and 2019. These fees were billed to the registrant and were approved by the registrant’s audit committee.

2020: $1,704,396

2019: $1,698,877

(b)	AUDIT RELATED FEES:

These fees represent the aggregate fees billed for the Reporting Periods for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item. Such fees relate to professional services rendered by PwC for separate audit reports in connection with security counts pursuant to Rule 17f-2 under the Investment Company Act of 1940. In addition, amounts billed to control affiliates for service provider internal controls reviews were $116,000 and $116,467 for the fiscal years ended December 31, 2020 and 2019, respectively.

2020: $68,969

2019: $70,940

(c)	TAX FEES:

These fees represent aggregate fees billed for the Reporting Periods for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning.

2020: $750

2019: $0

(d)	ALL OTHER FEES:

These fees represent other fees for John Hancock Variable Insurance Trust billed to the registrant or to control affiliates.

2020: $4,974

2019: $4,788

(e)	(1)	Audit Committee Pre-Approval Policies and Procedures:

The Trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee.  At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(2)	Amount approved by the Audit Committee pursuant paragraph (c) (7) ((i) (7) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f)	According to the registrant’s principal accountant, for the fiscal period ended December 31, 2020, the percentage of hours spent on the audit of the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g)	The aggregate non-audit fees billed by PwC for services rendered to the registrant and rendered to the registrant’s control affiliates for each of the last two fiscal years of the registrant were $1,261,888, for the fiscal year ended December 31, 2020 and $941,890 for the fiscal year ended December 31, 2019.

(h)	The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)’ independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Peter S. Burgess - Chairman
Charles L. Bardelis
James B. Oates
Frances G. Rathke

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Variable Insurance Trust and Shareholders of 500 Index Trust, American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust, American International Trust, Blue Chip Growth Trust, Capital Appreciation Trust, Capital Appreciation Value Trust, Disciplined Value International Trust, Emerging Markets Value Trust, Equity Income Trust, Financial Industries Trust, Fundamental All Cap Core Trust, Fundamental Large Cap Value Trust, Global Trust, Health Sciences Trust, International Equity Index Trust, International Small Company Trust, Lifestyle Aggressive Portfolio, Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio, Lifestyle Moderate Portfolio, Mid Cap Index Trust, Mid Cap Stock Trust, Mid Value Trust, Real Estate Securities Trust, Science & Technology Trust, Small Cap Index Trust, Small Cap Opportunities Trust, Small Cap Stock Trust, Small Cap Value Trust, Small Company Value Trust, Strategic Equity Allocation Trust and Total Stock Market Index Trust

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary portfolios of investments, of 500 Index Trust, American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust, American International Trust, Blue Chip Growth Trust, Capital Appreciation Trust, Capital Appreciation Value Trust, Disciplined Value International Trust, Emerging Markets Value Trust, Equity Income Trust, Financial Industries Trust, Fundamental All Cap Core Trust, Fundamental Large Cap Value Trust, Global Trust, Health Sciences Trust, International Equity Index Trust, International Small Company Trust, Lifestyle Aggressive Portfolio, Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio, Lifestyle Moderate Portfolio, Mid Cap Index Trust, Mid Cap Stock Trust, Mid Value Trust, Real Estate Securities Trust, Science & Technology Trust, Small Cap Index Trust, Small Cap Opportunities Trust, Small Cap Stock Trust, Small Cap Value Trust, Small Company Value Trust, Strategic Equity Allocation Trust and Total Stock Market Index Trust (thirty-six of the funds constituting John Hancock Variable Insurance Trust, hereafter collectively referred to as the “Funds”) as of December 31, 2020, the related statements of operations for the year ended December 31, 2020, the statements of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2020 (included in Item 1 of this Form N-CSR) and the portfolios of investments (included in Item 6 of this Form N-CSR) as of December 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2020 and each of the financial highlights for each of the five years in the period ended December 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

PricewaterhouseCoopers LLP, 101 Seaport Boulevard, Suite 500, Boston, MA 02210
T: (617) 530 5000, F: (617) 530 5001, www.pwc.com/us

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodians, transfer agents, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts
February 22, 2021

We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.

2

John Hancock

John Hancock

Variable Insurance Trust

Annual Report

December 31, 2020

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

500 Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 96.5%
Communication services – 10.4%
Diversified telecommunication services – 1.4%
AT&T, Inc.	1,483,282	$42,659,190
CenturyLink, Inc.	208,597	2,033,821
Verizon Communications, Inc.	861,788	50,630,045
		95,323,056
Entertainment – 2.2%
Activision Blizzard, Inc.	160,872	14,936,965
Electronic Arts, Inc.	60,072	8,626,339
Live Nation Entertainment, Inc. (A)	30,014	2,205,429
Netflix, Inc. (A)	91,957	49,723,909
Take-Two Interactive Software, Inc. (A)	24,146	5,017,297
The Walt Disney Company (A)	376,832	68,274,422
		148,784,361
Interactive media and services – 5.3%
Alphabet, Inc., Class A (A)	62,576	109,673,201
Alphabet, Inc., Class C (A)	60,439	105,881,875
Facebook, Inc., Class A (A)	500,424	136,695,820
Twitter, Inc. (A)	164,632	8,914,823
		361,165,719
Media – 1.3%
Charter Communications, Inc., Class A (A)	30,407	20,115,751
Comcast Corp., Class A	950,543	49,808,453
Discovery, Inc., Series A (A)(B)	33,828	1,017,885
Discovery, Inc., Series C (A)	60,255	1,578,078
DISH Network Corp., Class A (A)	52,099	1,684,882
Fox Corp., Class A	68,021	1,980,772
Fox Corp., Class B	33,080	955,350
News Corp., Class A	82,154	1,476,307
News Corp., Class B	25,708	456,831
Omnicom Group, Inc.	45,376	2,830,101
The Interpublic Group of Companies, Inc.	82,343	1,936,707
ViacomCBS, Inc., Class B	115,444	4,301,443
		88,142,560
Wireless telecommunication services – 0.2%
T-Mobile US, Inc. (A)	121,506	16,385,084
		709,800,780
Consumer discretionary – 12.3%
Auto components – 0.1%
Aptiv PLC	55,969	7,292,201
BorgWarner, Inc.	51,621	1,994,635
		9,286,836
Automobiles – 1.9%
Ford Motor Company	810,845	7,127,328
General Motors Company	262,151	10,915,968
Tesla, Inc. (A)	157,852	111,391,421
		129,434,717
Distributors – 0.1%
Genuine Parts Company	30,465	3,059,600
LKQ Corp. (A)	59,119	2,083,354
Pool Corp.	8,463	3,152,468
		8,295,422
Hotels, restaurants and leisure – 1.6%
Carnival Corp.	154,147	3,338,824
Chipotle Mexican Grill, Inc. (A)	5,813	8,060,945
Darden Restaurants, Inc.	27,470	3,272,226
Domino's Pizza, Inc.	8,309	3,186,169
Hilton Worldwide Holdings, Inc.	57,320	6,377,423
Las Vegas Sands Corp.	67,110	3,999,756
Marriott International, Inc., Class A	55,166	7,277,499
McDonald's Corp.	155,101	33,281,573
MGM Resorts International	86,461	2,724,386
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Norwegian Cruise Line Holdings, Ltd. (A)	65,122	$1,656,052
Royal Caribbean Cruises, Ltd.	39,387	2,941,815
Starbucks Corp.	244,224	26,127,084
Wynn Resorts, Ltd.	20,498	2,312,789
Yum! Brands, Inc.	62,442	6,778,704
		111,335,245
Household durables – 0.4%
D.R. Horton, Inc.	68,073	4,691,591
Garmin, Ltd.	31,500	3,769,290
Leggett & Platt, Inc.	27,959	1,238,584
Lennar Corp., A Shares	57,993	4,420,806
Mohawk Industries, Inc. (A)	12,629	1,780,058
Newell Brands, Inc.	79,746	1,693,008
NVR, Inc. (A)	735	2,998,697
PulteGroup, Inc.	56,633	2,442,015
Whirlpool Corp.	13,155	2,374,346
		25,408,395
Internet and direct marketing retail – 4.8%
Amazon.com, Inc. (A)	88,781	289,153,502
Booking Holdings, Inc. (A)	8,521	18,978,568
eBay, Inc.	136,144	6,841,236
Etsy, Inc. (A)	26,198	4,660,886
Expedia Group, Inc.	28,658	3,794,319
		323,428,511
Leisure products – 0.1%
Hasbro, Inc.	26,911	2,517,255
Multiline retail – 0.5%
Dollar General Corp.	50,979	10,720,884
Dollar Tree, Inc. (A)	48,896	5,282,724
Target Corp.	104,195	18,393,543
		34,397,151
Specialty retail – 2.1%
Advance Auto Parts, Inc.	13,797	2,173,165
AutoZone, Inc. (A)	4,817	5,710,264
Best Buy Company, Inc.	47,394	4,729,447
CarMax, Inc. (A)	34,439	3,253,108
L Brands, Inc.	49,295	1,833,281
Lowe's Companies, Inc.	152,494	24,476,812
O'Reilly Automotive, Inc. (A)	15,066	6,818,420
Ross Stores, Inc.	73,944	9,081,063
The Gap, Inc.	43,392	876,084
The Home Depot, Inc.	224,129	59,533,145
The TJX Companies, Inc.	249,656	17,049,008
Tiffany & Company	22,811	2,998,506
Tractor Supply Company	24,544	3,450,396
Ulta Beauty, Inc. (A)	11,894	3,415,481
		145,398,180
Textiles, apparel and luxury goods – 0.7%
Hanesbrands, Inc.	73,524	1,071,980
NIKE, Inc., Class B	261,110	36,939,232
PVH Corp.	14,980	1,406,472
Ralph Lauren Corp.	10,171	1,055,140
Tapestry, Inc.	58,336	1,813,083
Under Armour, Inc., Class A (A)	39,815	683,624
Under Armour, Inc., Class C (A)	41,065	611,047
VF Corp.	65,973	5,634,754
		49,215,332
		838,717,044
Consumer staples – 6.3%
Beverages – 1.6%
Brown-Forman Corp., Class B	38,545	3,061,629
Constellation Brands, Inc., Class A	35,482	7,772,332

The accompanying notes are an integral part of the financial statements.	1

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Beverages (continued)
Molson Coors Beverage Company, Class B	39,713	$1,794,630
Monster Beverage Corp. (A)	76,518	7,076,385
PepsiCo, Inc.	287,891	42,694,235
The Coca-Cola Company	805,444	44,170,549
		106,569,760
Food and staples retailing – 1.4%
Costco Wholesale Corp.	91,846	34,605,736
Sysco Corp.	105,637	7,844,604
The Kroger Company	160,095	5,084,617
Walgreens Boots Alliance, Inc.	148,678	5,929,279
Walmart, Inc.	288,673	41,612,213
		95,076,449
Food products – 1.0%
Archer-Daniels-Midland Company	114,706	5,782,329
Campbell Soup Company	42,753	2,067,108
Conagra Brands, Inc.	99,512	3,608,305
General Mills, Inc.	126,813	7,456,604
Hormel Foods Corp.	59,256	2,761,922
Kellogg Company	53,588	3,334,781
Lamb Weston Holdings, Inc.	30,687	2,416,294
McCormick & Company, Inc.	52,348	5,004,469
Mondelez International, Inc., Class A	297,941	17,420,610
The Hershey Company	30,266	4,610,420
The J.M. Smucker Company	24,090	2,784,804
The Kraft Heinz Company	133,071	4,612,241
Tyson Foods, Inc., Class A	60,152	3,876,195
		65,736,082
Household products – 1.5%
Church & Dwight Company, Inc.	52,227	4,555,761
Colgate-Palmolive Company	178,422	15,256,865
Kimberly-Clark Corp.	70,812	9,547,582
The Clorox Company	26,017	5,253,353
The Procter & Gamble Company	516,395	71,851,200
		106,464,761
Personal products – 0.2%
The Estee Lauder Companies, Inc., Class A	47,134	12,546,599
Tobacco – 0.6%
Altria Group, Inc.	386,804	15,858,964
Philip Morris International, Inc.	324,254	26,844,989
		42,703,953
		429,097,604
Energy – 2.2%
Energy equipment and services – 0.2%
Baker Hughes Company	144,632	3,015,577
Halliburton Company	185,514	3,506,215
National Oilwell Varco, Inc.	81,997	1,125,819
Schlumberger NV	287,462	6,275,295
TechnipFMC PLC	89,196	838,442
		14,761,348
Oil, gas and consumable fuels – 2.0%
Apache Corp.	79,711	1,131,099
Cabot Oil & Gas Corp.	84,171	1,370,304
Chevron Corp.	400,967	33,861,663
Concho Resources, Inc.	41,540	2,423,859
ConocoPhillips	222,024	8,878,740
Devon Energy Corp.	80,838	1,278,049
Diamondback Energy, Inc.	33,329	1,613,124
EOG Resources, Inc.	120,497	6,009,185
Exxon Mobil Corp.	880,280	36,285,142
Hess Corp.	55,437	2,926,519
HollyFrontier Corp.	31,477	813,680
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Kinder Morgan, Inc.	402,209	$5,498,197
Marathon Oil Corp.	166,711	1,111,962
Marathon Petroleum Corp.	134,300	5,554,648
Occidental Petroleum Corp.	176,783	3,060,114
ONEOK, Inc.	93,806	3,600,274
Phillips 66	90,294	6,315,162
Pioneer Natural Resources Company	33,583	3,824,768
The Williams Companies, Inc.	250,317	5,018,856
Valero Energy Corp.	86,109	4,871,186
		135,446,531
		150,207,879
Financials – 10.1%
Banks – 3.7%
Bank of America Corp.	1,584,578	48,028,559
Citigroup, Inc.	433,233	26,713,147
Citizens Financial Group, Inc.	86,473	3,092,274
Comerica, Inc.	29,362	1,640,161
Fifth Third Bancorp	145,653	4,015,653
First Republic Bank	36,347	5,340,465
Huntington Bancshares, Inc.	214,834	2,713,353
JPMorgan Chase & Co.	634,617	80,640,782
KeyCorp	197,883	3,247,260
M&T Bank Corp.	27,090	3,448,557
People's United Financial, Inc.	89,701	1,159,834
Regions Financial Corp.	202,766	3,268,588
SVB Financial Group (A)	10,931	4,239,370
The PNC Financial Services Group, Inc.	88,019	13,114,831
Truist Financial Corp.	279,836	13,412,539
U.S. Bancorp	285,014	13,278,802
Wells Fargo & Company	859,895	25,951,631
Zions Bancorp NA	34,628	1,504,240
		254,810,046
Capital markets – 2.7%
Ameriprise Financial, Inc.	24,564	4,773,522
BlackRock, Inc.	29,584	21,346,039
Cboe Global Markets, Inc.	22,967	2,138,687
CME Group, Inc.	74,746	13,607,509
Franklin Resources, Inc.	56,488	1,411,635
Intercontinental Exchange, Inc.	116,886	13,475,787
Invesco, Ltd.	79,512	1,385,894
MarketAxess Holdings, Inc.	7,788	4,443,521
Moody's Corp.	33,592	9,749,742
Morgan Stanley	297,626	20,396,310
MSCI, Inc.	17,229	7,693,265
Nasdaq, Inc.	24,281	3,223,060
Northern Trust Corp.	43,945	4,093,037
Raymond James Financial, Inc.	25,779	2,466,277
S&P Global, Inc.	50,115	16,474,304
State Street Corp.	72,595	5,283,464
T. Rowe Price Group, Inc.	47,073	7,126,381
The Bank of New York Mellon Corp.	168,904	7,168,286
The Charles Schwab Corp.	310,276	16,457,039
The Goldman Sachs Group, Inc.	71,647	18,894,030
		181,607,789
Consumer finance – 0.5%
American Express Company	135,738	16,412,082
Capital One Financial Corp.	95,047	9,395,396
Discover Financial Services	63,208	5,722,220
Synchrony Financial	110,714	3,842,883
		35,372,581
Diversified financial services – 1.4%
Berkshire Hathaway, Inc., Class B (A)	405,284	93,973,201

The accompanying notes are an integral part of the financial statements.	2

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance – 1.8%
Aflac, Inc.	136,145	$6,054,368
American International Group, Inc.	178,533	6,759,259
Aon PLC, Class A	47,601	10,056,663
Arthur J. Gallagher & Company	40,441	5,002,956
Assurant, Inc.	12,596	1,715,827
Chubb, Ltd.	93,942	14,459,553
Cincinnati Financial Corp.	31,591	2,760,106
Everest Re Group, Ltd.	8,441	1,975,954
Globe Life, Inc.	19,308	1,833,488
Lincoln National Corp.	38,361	1,929,942
Loews Corp.	47,418	2,134,758
Marsh & McLennan Companies, Inc.	105,568	12,351,456
MetLife, Inc.	159,373	7,482,562
Principal Financial Group, Inc.	53,915	2,674,723
Prudential Financial, Inc.	81,754	6,382,535
The Allstate Corp.	63,254	6,953,512
The Hartford Financial Services Group, Inc.	75,643	3,704,994
The Progressive Corp.	121,880	12,051,494
The Travelers Companies, Inc.	52,525	7,372,934
Unum Group	42,987	986,122
W.R. Berkley Corp.	29,696	1,972,408
Willis Towers Watson PLC	26,600	5,604,088
		122,219,702
		687,983,319
Health care – 13.0%
Biotechnology – 1.8%
AbbVie, Inc.	367,530	39,380,840
Alexion Pharmaceuticals, Inc. (A)	45,465	7,103,452
Amgen, Inc.	121,254	27,878,720
Biogen, Inc. (A)	32,017	7,839,683
Gilead Sciences, Inc.	261,008	15,206,326
Incyte Corp. (A)	39,257	3,414,574
Regeneron Pharmaceuticals, Inc. (A)	21,811	10,537,112
Vertex Pharmaceuticals, Inc. (A)	54,128	12,792,612
		124,153,319
Health care equipment and supplies – 3.7%
Abbott Laboratories	369,003	40,402,138
ABIOMED, Inc. (A)	9,513	3,084,115
Align Technology, Inc. (A)	14,890	7,956,918
Baxter International, Inc.	106,905	8,578,057
Becton, Dickinson and Company	60,362	15,103,780
Boston Scientific Corp. (A)	297,938	10,710,871
Danaher Corp.	131,642	29,242,954
Dentsply Sirona, Inc.	46,141	2,415,943
DexCom, Inc. (A)	19,851	7,339,312
Edwards Lifesciences Corp. (A)	129,668	11,829,612
Hologic, Inc. (A)	52,931	3,854,965
IDEXX Laboratories, Inc. (A)	17,685	8,840,201
Intuitive Surgical, Inc. (A)	24,473	20,021,361
Medtronic PLC	280,237	32,826,962
ResMed, Inc.	29,984	6,373,399
STERIS PLC	17,961	3,404,328
Stryker Corp.	68,049	16,674,727
Teleflex, Inc.	9,823	4,042,852
The Cooper Companies, Inc.	9,999	3,632,837
Varian Medical Systems, Inc. (A)	19,245	3,368,067
West Pharmaceutical Services, Inc.	15,594	4,417,936
Zimmer Biomet Holdings, Inc.	42,853	6,603,219
		250,724,554
Health care providers and services – 2.5%
AmerisourceBergen Corp.	31,039	3,034,373
Anthem, Inc.	51,789	16,628,930
Cardinal Health, Inc.	61,757	3,307,705
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Centene Corp. (A)	120,248	$7,218,487
Cigna Corp.	75,214	15,658,051
CVS Health Corp.	272,382	18,603,691
DaVita, Inc. (A)	14,743	1,730,828
HCA Healthcare, Inc.	54,879	9,025,400
Henry Schein, Inc. (A)	30,149	2,015,762
Humana, Inc.	27,560	11,307,041
Laboratory Corp. of America Holdings (A)	19,927	4,056,141
McKesson Corp.	33,385	5,806,319
Quest Diagnostics, Inc.	28,362	3,379,900
UnitedHealth Group, Inc.	197,593	69,291,913
Universal Health Services, Inc., Class B	16,409	2,256,238
		173,320,779
Health care technology – 0.1%
Cerner Corp.	64,490	5,061,175
Life sciences tools and services – 1.2%
Agilent Technologies, Inc.	63,653	7,542,244
Bio-Rad Laboratories, Inc., Class A (A)	4,517	2,633,140
Illumina, Inc. (A)	30,376	11,239,120
IQVIA Holdings, Inc. (A)	39,650	7,104,091
Mettler-Toledo International, Inc. (A)	4,945	5,635,718
PerkinElmer, Inc.	23,613	3,388,466
Thermo Fisher Scientific, Inc.	82,530	38,440,823
Waters Corp. (A)	13,077	3,235,511
		79,219,113
Pharmaceuticals – 3.7%
Bristol-Myers Squibb Company	470,381	29,177,733
Catalent, Inc. (A)	34,663	3,607,378
Eli Lilly & Company	165,283	27,906,382
Johnson & Johnson	548,175	86,271,782
Merck & Company, Inc.	526,925	43,102,465
Perrigo Company PLC	28,821	1,288,875
Pfizer, Inc.	1,157,117	42,593,477
Viatris, Inc. (A)	247,514	4,638,412
Zoetis, Inc.	98,949	16,376,060
		254,962,564
		887,441,504
Industrials – 8.1%
Aerospace and defense – 1.6%
General Dynamics Corp.	48,236	7,178,482
Howmet Aerospace, Inc.	82,893	2,365,766
Huntington Ingalls Industries, Inc.	8,551	1,457,774
L3Harris Technologies, Inc.	43,700	8,260,174
Lockheed Martin Corp.	51,285	18,205,149
Northrop Grumman Corp.	32,274	9,834,533
Raytheon Technologies Corp.	316,075	22,602,523
Teledyne Technologies, Inc. (A)	7,785	3,051,564
Textron, Inc.	48,156	2,327,379
The Boeing Company	110,423	23,637,147
TransDigm Group, Inc. (A)	11,232	6,950,923
		105,871,414
Air freight and logistics – 0.6%
CH Robinson Worldwide, Inc.	28,472	2,672,667
Expeditors International of Washington, Inc.	35,406	3,367,465
FedEx Corp.	50,312	13,062,001
United Parcel Service, Inc., Class B	148,558	25,017,167
		44,119,300
Airlines – 0.2%
Alaska Air Group, Inc.	26,110	1,357,720
American Airlines Group, Inc. (B)	126,862	2,000,614
Delta Air Lines, Inc.	131,545	5,289,424
Southwest Airlines Company	121,733	5,673,975

The accompanying notes are an integral part of the financial statements.	3

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Airlines (continued)
United Airlines Holdings, Inc. (A)	61,449	$2,657,669
		16,979,402
Building products – 0.4%
A. O. Smith Corp.	28,588	1,567,194
Allegion PLC	19,477	2,266,733
Carrier Global Corp.	168,529	6,356,914
Fortune Brands Home & Security, Inc.	29,174	2,500,795
Johnson Controls International PLC	150,495	7,011,562
Masco Corp.	55,230	3,033,784
Trane Technologies PLC	49,610	7,201,388
		29,938,370
Commercial services and supplies – 0.4%
Cintas Corp.	18,360	6,489,526
Copart, Inc. (A)	43,630	5,551,918
Republic Services, Inc.	44,391	4,274,853
Rollins, Inc.	46,720	1,825,350
Waste Management, Inc.	80,776	9,525,914
		27,667,561
Construction and engineering – 0.1%
Jacobs Engineering Group, Inc.	26,277	2,863,142
Quanta Services, Inc.	29,147	2,099,167
		4,962,309
Electrical equipment – 0.5%
AMETEK, Inc.	47,383	5,730,500
Eaton Corp. PLC	82,979	9,969,097
Emerson Electric Company	124,414	9,999,153
Rockwell Automation, Inc.	23,962	6,009,909
		31,708,659
Industrial conglomerates – 1.2%
3M Company	120,021	20,978,471
General Electric Company	1,822,944	19,687,795
Honeywell International, Inc.	146,115	31,078,661
Roper Technologies, Inc.	21,805	9,399,917
		81,144,844
Machinery – 1.6%
Caterpillar, Inc.	113,175	20,600,114
Cummins, Inc.	30,604	6,950,168
Deere & Company	65,279	17,563,315
Dover Corp.	29,330	3,702,913
Flowserve Corp.	27,487	1,012,896
Fortive Corp.	69,301	4,907,897
IDEX Corp.	15,946	3,176,443
Illinois Tool Works, Inc.	60,045	12,241,975
Ingersoll Rand, Inc. (A)	78,385	3,571,221
Otis Worldwide Corp.	83,983	5,673,052
PACCAR, Inc.	71,607	6,178,252
Parker-Hannifin Corp.	26,674	7,266,264
Pentair PLC	35,036	1,860,061
Snap-on, Inc.	11,502	1,968,452
Stanley Black & Decker, Inc.	32,999	5,892,301
Wabtec Corp.	37,776	2,765,203
Xylem, Inc.	38,003	3,868,325
		109,198,852
Professional services – 0.3%
Equifax, Inc.	24,978	4,816,758
IHS Markit, Ltd.	77,293	6,943,230
Nielsen Holdings PLC	75,338	1,572,304
Robert Half International, Inc.	24,208	1,512,516
Verisk Analytics, Inc.	33,630	6,981,252
		21,826,060
Road and rail – 1.0%
CSX Corp.	159,281	14,454,751
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Road and rail (continued)
JB Hunt Transport Services, Inc.	17,602	$2,405,313
Kansas City Southern	19,251	3,929,707
Norfolk Southern Corp.	52,903	12,570,282
Old Dominion Freight Line, Inc.	19,653	3,835,873
Union Pacific Corp.	140,372	29,228,258
		66,424,184
Trading companies and distributors – 0.2%
Fastenal Company	118,516	5,787,136
United Rentals, Inc. (A)	15,222	3,530,134
W.W. Grainger, Inc.	9,184	3,750,195
		13,067,465
		552,908,420
Information technology – 26.6%
Communications equipment – 0.7%
Arista Networks, Inc. (A)	11,106	3,227,070
Cisco Systems, Inc.	879,727	39,367,783
F5 Networks, Inc. (A)	12,918	2,272,793
Juniper Networks, Inc.	70,058	1,577,006
Motorola Solutions, Inc.	35,078	5,965,365
		52,410,017
Electronic equipment, instruments and components – 0.6%
Amphenol Corp., Class A	62,020	8,110,355
CDW Corp.	30,129	3,970,701
Corning, Inc.	160,696	5,785,056
FLIR Systems, Inc.	27,690	1,213,653
IPG Photonics Corp. (A)	7,535	1,686,258
Keysight Technologies, Inc. (A)	38,474	5,082,031
TE Connectivity, Ltd.	68,576	8,302,496
Vontier Corp. (A)	28,473	950,998
Zebra Technologies Corp., Class A (A)	10,921	4,197,268
		39,298,816
IT services – 5.3%
Accenture PLC, Class A	131,905	34,454,905
Akamai Technologies, Inc. (A)	34,360	3,607,456
Automatic Data Processing, Inc.	89,243	15,724,617
Broadridge Financial Solutions, Inc.	24,320	3,725,824
Cognizant Technology Solutions Corp., Class A	111,214	9,113,987
DXC Technology Company	53,680	1,382,260
Fidelity National Information Services, Inc.	129,121	18,265,457
Fiserv, Inc. (A)	115,755	13,179,864
FleetCor Technologies, Inc. (A)	17,287	4,716,412
Gartner, Inc. (A)	18,844	3,018,620
Global Payments, Inc.	62,286	13,417,650
IBM Corp.	185,426	23,341,425
Jack Henry & Associates, Inc.	15,371	2,489,948
Leidos Holdings, Inc.	28,226	2,967,117
Mastercard, Inc., Class A	183,182	65,384,983
Paychex, Inc.	66,285	6,176,436
PayPal Holdings, Inc. (A)	243,907	57,123,019
The Western Union Company	86,795	1,904,282
VeriSign, Inc. (A)	20,742	4,488,569
Visa, Inc., Class A	353,110	77,235,750
		361,718,581
Semiconductors and semiconductor equipment – 4.9%
Advanced Micro Devices, Inc. (A)	250,317	22,956,572
Analog Devices, Inc.	76,878	11,357,187
Applied Materials, Inc.	190,083	16,404,163
Broadcom, Inc.	84,212	36,872,224
Intel Corp.	853,150	42,503,933
KLA Corp.	32,133	8,319,555
Lam Research Corp.	29,976	14,156,766
Maxim Integrated Products, Inc.	56,380	4,998,087

The accompanying notes are an integral part of the financial statements.	4

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Microchip Technology, Inc.	54,246	$7,491,915
Micron Technology, Inc. (A)	231,692	17,418,605
NVIDIA Corp.	128,862	67,291,736
Qorvo, Inc. (A)	23,309	3,875,587
QUALCOMM, Inc.	235,434	35,866,016
Skyworks Solutions, Inc.	34,395	5,258,308
Teradyne, Inc.	35,062	4,203,583
Texas Instruments, Inc.	191,180	31,378,373
Xilinx, Inc.	50,740	7,193,410
		337,546,020
Software – 8.3%
Adobe, Inc. (A)	99,885	49,954,486
ANSYS, Inc. (A)	17,740	6,453,812
Autodesk, Inc. (A)	45,755	13,970,832
Cadence Design Systems, Inc. (A)	57,841	7,891,248
Citrix Systems, Inc.	25,084	3,263,428
Fortinet, Inc. (A)	28,366	4,213,202
Intuit, Inc.	54,695	20,775,896
Microsoft Corp.	1,574,004	350,089,970
NortonLifeLock, Inc.	124,806	2,593,469
Oracle Corp.	394,995	25,552,227
Paycom Software, Inc. (A)	10,034	4,537,877
salesforce.com, Inc. (A)	190,467	42,384,622
ServiceNow, Inc. (A)	40,504	22,294,617
Synopsys, Inc. (A)	32,049	8,308,383
Tyler Technologies, Inc. (A)	8,498	3,709,547
		565,993,616
Technology hardware, storage and peripherals – 6.8%
Apple, Inc.	3,326,879	441,443,574
Hewlett Packard Enterprise Company	271,657	3,219,135
HP, Inc.	284,647	6,999,470
NetApp, Inc.	46,883	3,105,530
Seagate Technology PLC	47,132	2,929,725
Western Digital Corp.	63,887	3,538,701
Xerox Holdings Corp.	32,157	745,721
		461,981,856
		1,818,948,906
Materials – 2.5%
Chemicals – 1.8%
Air Products & Chemicals, Inc.	46,023	12,574,404
Albemarle Corp.	22,460	3,313,299
Celanese Corp.	23,983	3,116,351
CF Industries Holdings, Inc.	45,166	1,748,376
Corteva, Inc.	154,765	5,992,501
Dow, Inc.	154,100	8,552,550
DuPont de Nemours, Inc.	152,625	10,853,164
Eastman Chemical Company	28,583	2,866,303
Ecolab, Inc.	51,678	11,181,052
FMC Corp.	27,361	3,144,600
International Flavors & Fragrances, Inc. (B)	22,582	2,457,825
Linde PLC	109,288	28,798,481
LyondellBasell Industries NV, Class A	52,830	4,842,398
PPG Industries, Inc.	48,926	7,056,108
The Mosaic Company	72,850	1,676,279
The Sherwin-Williams Company	17,012	12,502,289
		120,675,980
Construction materials – 0.1%
Martin Marietta Materials, Inc.	13,150	3,734,206
Vulcan Materials Company	27,028	4,008,523
		7,742,729
Containers and packaging – 0.3%
Amcor PLC	319,858	3,764,729
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Containers and packaging (continued)
Avery Dennison Corp.	17,625	$2,733,814
Ball Corp.	67,530	6,292,445
International Paper Company	80,384	3,996,692
Packaging Corp. of America	20,027	2,761,924
Sealed Air Corp.	32,875	1,505,346
Westrock Company	54,829	2,386,706
		23,441,656
Metals and mining – 0.3%
Freeport-McMoRan, Inc.	301,362	7,841,439
Newmont Corp.	167,196	10,013,368
Nucor Corp.	63,754	3,391,075
		21,245,882
		173,106,247
Real estate – 2.3%
Equity real estate investment trusts – 2.3%
Alexandria Real Estate Equities, Inc.	25,719	4,583,640
American Tower Corp.	92,576	20,779,609
AvalonBay Communities, Inc.	28,919	4,639,475
Boston Properties, Inc.	29,909	2,827,298
Crown Castle International Corp.	89,878	14,307,679
Digital Realty Trust, Inc.	58,298	8,133,154
Duke Realty Corp.	78,255	3,127,852
Equinix, Inc.	18,513	13,221,614
Equity Residential	70,120	4,156,714
Essex Property Trust, Inc.	13,232	3,141,541
Extra Space Storage, Inc.	27,257	3,157,996
Federal Realty Investment Trust	14,536	1,237,304
Healthpeak Properties, Inc.	109,414	3,307,585
Host Hotels & Resorts, Inc.	148,936	2,178,934
Iron Mountain, Inc.	60,850	1,793,858
Kimco Realty Corp.	91,336	1,370,953
Mid-America Apartment Communities, Inc.	24,151	3,059,690
Prologis, Inc.	154,035	15,351,128
Public Storage	31,542	7,283,994
Realty Income Corp.	72,865	4,530,017
Regency Centers Corp.	33,314	1,518,785
SBA Communications Corp.	23,145	6,529,899
Simon Property Group, Inc.	68,047	5,803,048
SL Green Realty Corp.	15,469	921,643
UDR, Inc.	62,311	2,394,612
Ventas, Inc.	78,788	3,863,764
Vornado Realty Trust	33,101	1,235,991
Welltower, Inc.	86,175	5,568,629
Weyerhaeuser Company	153,772	5,155,975
		155,182,381
Real estate management and development – 0.0%
CBRE Group, Inc., Class A (A)	68,835	4,317,331
		159,499,712
Utilities – 2.7%
Electric utilities – 1.7%
Alliant Energy Corp.	52,719	2,716,610
American Electric Power Company, Inc.	103,212	8,594,463
Duke Energy Corp.	153,308	14,036,880
Edison International	77,804	4,887,647
Entergy Corp.	40,990	4,092,442
Evergy, Inc.	47,901	2,658,985
Eversource Energy	70,847	6,128,974
Exelon Corp.	202,740	8,559,683
FirstEnergy Corp.	114,481	3,504,263
NextEra Energy, Inc.	408,117	31,486,227
NRG Energy, Inc.	51,556	1,935,928
Pinnacle West Capital Corp.	23,769	1,900,332
PPL Corp.	157,606	4,444,489

The accompanying notes are an integral part of the financial statements.	5

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
The Southern Company	219,931	$13,510,361
Xcel Energy, Inc.	108,965	7,264,697
		115,721,981
Gas utilities – 0.0%
Atmos Energy Corp.	26,050	2,485,952
Independent power and renewable electricity producers – 0.1%
The AES Corp.	140,460	3,300,810
Multi-utilities – 0.8%
Ameren Corp.	52,178	4,073,015
CenterPoint Energy, Inc.	115,054	2,489,769
CMS Energy Corp.	60,456	3,688,421
Consolidated Edison, Inc.	70,638	5,105,008
Dominion Energy, Inc.	169,834	12,771,517
DTE Energy Company	40,684	4,939,444
NiSource, Inc.	80,885	1,855,502
Public Service Enterprise Group, Inc.	104,537	6,094,507
Sempra Energy	60,050	7,650,971
WEC Energy Group, Inc.	65,208	6,001,092
		54,669,246
Water utilities – 0.1%
American Water Works Company, Inc.	37,404	5,740,392
		181,918,381
TOTAL COMMON STOCKS (Cost $2,761,064,992)		$6,589,629,796
SHORT-TERM INVESTMENTS – 3.7%
U.S. Government Agency – 3.2%
Federal Home Loan Bank Discount Note
0.040%, 02/19/2021 *	$50,000,000	49,994,889
0.065%, 01/08/2021 *	35,000,000	34,999,728
0.071%, 02/03/2021 *	75,000,000	74,995,000
500 Index Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Government Agency (continued)
Federal Home Loan Bank Discount Note (continued)
0.075%, 01/20/2021 *	$35,000,000	$34,998,911
0.090%, 01/06/2021 *	25,000,000	24,999,903
		219,988,431
Short-term funds – 0.1%
John Hancock Collateral Trust, 0.1386% (C)(D)	535,630	5,359,566
Repurchase agreement – 0.4%
Repurchase Agreement with State Street Corp. dated 12-31-20 at 0.000% to be repurchased at $24,495,000 on 1-4-21, collateralized by $25,014,000 U.S. Treasury Bills, 0.000% due 12-30-21 (valued at $24,984,909)	$24,495,000	24,495,000
TOTAL SHORT-TERM INVESTMENTS (Cost $249,845,319)		$249,842,997
Total Investments (500 Index Trust) (Cost $3,010,910,311) – 100.2%		$6,839,472,793
Other assets and liabilities, net – (0.2%)		(14,280,172)
TOTAL NET ASSETS – 100.0%		$6,825,192,621
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-20.
(C)	The rate shown is the annualized seven-day yield as of 12-31-20.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 Index E-Mini Futures	1,231	Long	Mar 2021	$225,487,263	$230,738,640	$5,251,377
						$5,251,377
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
American Asset Allocation Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Asset Allocation Fund - Class 1	53,267,195	$1,411,580,655
TOTAL INVESTMENT COMPANIES (Cost $1,010,129,113)		$1,411,580,655
Total Investments (American Asset Allocation Trust) (Cost $1,010,129,113) - 100.0%		$1,411,580,655
Other assets and liabilities, net - 0.0%		16,595
TOTAL NET ASSETS - 100.0%		$1,411,597,250
American Global Growth Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Global Growth Fund - Class 1	5,897,455	$242,739,230
TOTAL INVESTMENT COMPANIES (Cost $161,461,913)		$242,739,230
Total Investments (American Global Growth Trust) (Cost $161,461,913) - 100.0%		$242,739,230
Other assets and liabilities, net - (0.0%)		(4,392)
TOTAL NET ASSETS - 100.0%		$242,734,838

The accompanying notes are an integral part of the financial statements.	6

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

American Growth Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth Fund - Class 1	8,704,987	$1,046,426,467
TOTAL INVESTMENT COMPANIES (Cost $615,685,387)		$1,046,426,467
Total Investments (American Growth Trust) (Cost $615,685,387) - 100.0%		$1,046,426,467
Other assets and liabilities, net - 0.0%		11,900
TOTAL NET ASSETS - 100.0%		$1,046,438,367
American Growth-Income Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth-Income Fund - Class 1	18,674,657	$1,034,202,484
TOTAL INVESTMENT COMPANIES (Cost $866,722,867)		$1,034,202,484
Total Investments (American Growth-Income Trust) (Cost $866,722,867) - 100.0%		$1,034,202,484
Other assets and liabilities, net - 0.0%		3,644
TOTAL NET ASSETS - 100.0%		$1,034,206,128
American International Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American International Fund - Class 1	22,187,454	$524,511,406
TOTAL INVESTMENT COMPANIES (Cost $414,929,212)		$524,511,406
Total Investments (American International Trust) (Cost $414,929,212) - 100.0%		$524,511,406
Other assets and liabilities, net - 0.0%		4,072
TOTAL NET ASSETS - 100.0%		$524,515,478
Blue Chip Growth Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.7%
Communication services – 21.9%
Entertainment – 4.4%
Netflix, Inc. (A)	100,792	$54,501,258
Roku, Inc. (A)	1,900	630,838
Sea, Ltd., ADR (A)	158,414	31,532,307
Spotify Technology SA (A)	46,233	14,547,676
The Walt Disney Company (A)	17,330	3,139,849
		104,351,928
Interactive media and services – 17.4%
Alphabet, Inc., Class A (A)	15,868	27,810,892
Alphabet, Inc., Class C (A)	71,738	125,676,367
Facebook, Inc., Class A (A)	550,125	150,272,145
Match Group, Inc. (A)	160,024	24,194,029
Snap, Inc., Class A (A)	415,300	20,794,071
Tencent Holdings, Ltd.	831,700	59,843,950
		408,591,454
Media – 0.0%
Charter Communications, Inc., Class A (A)	400	264,620
Wireless telecommunication services – 0.1%
T-Mobile US, Inc. (A)	10,100	1,361,985
		514,569,987
Consumer discretionary – 21.3%
Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Auto components – 0.0%
Aptiv PLC	10,328	$1,345,635
Hotels, restaurants and leisure – 1.3%
Airbnb, Inc., Class A (A)	10,488	1,539,638
Chipotle Mexican Grill, Inc. (A)	10,756	14,915,453
Domino's Pizza, Inc.	4,845	1,857,864
Hilton Worldwide Holdings, Inc.	4,907	545,953
Marriott International, Inc., Class A	12,406	1,636,600
McDonald's Corp.	1,256	269,512
Starbucks Corp.	18,135	1,940,082
Yum! Brands, Inc.	66,420	7,210,555
		29,915,657
Internet and direct marketing retail – 15.9%
Alibaba Group Holding, Ltd., ADR (A)	309,330	71,990,371
Amazon.com, Inc. (A)	82,345	268,191,898
Booking Holdings, Inc. (A)	8,875	19,767,021
DoorDash, Inc., Class A (A)	8,499	1,213,232
Etsy, Inc. (A)	29,300	5,212,763
JD.com, Inc., ADR (A)	21,924	1,927,120
Pinduoduo, Inc., ADR (A)	31,639	5,621,301
		373,923,706
Multiline retail – 1.2%
Dollar General Corp.	127,992	26,916,718
Dollar Tree, Inc. (A)	3,399	367,228
		27,283,946
Specialty retail – 1.2%
Carvana Company (A)	28,900	6,922,706
Ross Stores, Inc.	143,424	17,613,901
The TJX Companies, Inc.	64,117	4,378,550
		28,915,157
Textiles, apparel and luxury goods – 1.7%
Lululemon Athletica, Inc. (A)	47,001	16,357,758
NIKE, Inc., Class B	156,549	22,146,987
VF Corp.	25,700	2,195,037
		40,699,782
		502,083,883
Financials – 3.2%
Capital markets – 2.7%
Intercontinental Exchange, Inc.	81,677	9,416,541
Morgan Stanley	120,356	8,247,997
MSCI, Inc.	1,100	491,183
S&P Global, Inc.	42,363	13,925,989
State Street Corp.	3,748	272,779
The Charles Schwab Corp.	216,028	11,458,125
The Goldman Sachs Group, Inc.	80,439	21,212,569
		65,025,183
Insurance – 0.5%
Chubb, Ltd.	30,564	4,704,411
Marsh & McLennan Companies, Inc.	19,531	2,285,127
Willis Towers Watson PLC	19,873	4,186,844
		11,176,382
		76,201,565
Health care – 11.9%
Biotechnology – 1.4%
AbbVie, Inc.	2,156	231,015
Exact Sciences Corp. (A)	2,814	372,827
Incyte Corp. (A)	96,667	8,408,096
Seagen, Inc. (A)	2,030	355,534
Vertex Pharmaceuticals, Inc. (A)	103,839	24,541,309
		33,908,781
Health care equipment and supplies – 4.1%
Align Technology, Inc. (A)	2,792	1,491,989

The accompanying notes are an integral part of the financial statements.	7

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Becton, Dickinson and Company	1,337	$334,544
Danaher Corp.	115,084	25,564,760
Intuitive Surgical, Inc. (A)	43,800	35,832,780
Stryker Corp.	130,969	32,092,644
		95,316,717
Health care providers and services – 4.7%
Anthem, Inc.	37,263	11,964,777
Centene Corp. (A)	154,649	9,283,579
Cigna Corp.	135,446	28,197,148
HCA Healthcare, Inc.	64,211	10,560,141
Humana, Inc.	13,301	5,457,001
UnitedHealth Group, Inc.	131,907	46,257,147
		111,719,793
Health care technology – 0.3%
Veeva Systems, Inc., Class A (A)	23,127	6,296,326
Life sciences tools and services – 1.0%
Agilent Technologies, Inc.	1,657	196,338
PPD, Inc. (A)	48,436	1,657,480
Thermo Fisher Scientific, Inc.	48,541	22,609,427
		24,463,245
Pharmaceuticals – 0.4%
Zoetis, Inc.	52,617	8,708,114
		280,412,976
Industrials – 2.7%
Airlines – 0.0%
United Airlines Holdings, Inc. (A)	1,113	48,137
Commercial services and supplies – 0.4%
Cintas Corp.	24,367	8,612,760
Industrial conglomerates – 0.7%
General Electric Company	365,600	3,948,480
Honeywell International, Inc.	7,755	1,649,489
Roper Technologies, Inc.	27,718	11,948,953
		17,546,922
Machinery – 0.3%
Fortive Corp.	77,556	5,492,516
Parker-Hannifin Corp.	6,500	1,770,665
		7,263,181
Professional services – 0.8%
Clarivate PLC (A)	37,287	1,107,797
CoStar Group, Inc. (A)	16,025	14,811,587
Equifax, Inc.	10,810	2,084,600
		18,003,984
Road and rail – 0.5%
Canadian Pacific Railway, Ltd.	840	291,220
Kansas City Southern	1,062	216,786
Norfolk Southern Corp.	22,251	5,287,060
Union Pacific Corp.	26,580	5,534,488
		11,329,554
		62,804,538
Information technology – 38.2%
Electronic equipment, instruments and components – 0.2%
TE Connectivity, Ltd.	39,200	4,745,944
IT services – 13.5%
Fidelity National Information Services, Inc.	172,220	24,362,241
Fiserv, Inc. (A)	221,677	25,240,143
Global Payments, Inc.	231,985	49,974,209
Mastercard, Inc., Class A	155,214	55,402,085
MongoDB, Inc. (A)	5,100	1,831,104
PayPal Holdings, Inc. (A)	278,408	65,203,154
Shopify, Inc., Class A (A)	7,918	8,962,780
Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Snowflake, Inc., Class A (A)(B)	3,125	$879,375
Square, Inc., Class A (A)	9,853	2,144,407
Twilio, Inc., Class A (A)	7,492	2,536,042
Visa, Inc., Class A	333,088	72,856,338
Wix.com, Ltd. (A)	39,168	9,790,433
		319,182,311
Semiconductors and semiconductor equipment – 4.7%
Advanced Micro Devices, Inc. (A)	255,757	23,455,474
Applied Materials, Inc.	51,586	4,451,872
KLA Corp.	996	257,874
Lam Research Corp.	1,677	791,997
Marvell Technology Group, Ltd.	393,063	18,686,215
Maxim Integrated Products, Inc.	84,403	7,482,326
Monolithic Power Systems, Inc.	12,752	4,670,165
NVIDIA Corp.	64,857	33,868,325
QUALCOMM, Inc.	69,920	10,651,613
Texas Instruments, Inc.	36,740	6,030,136
		110,345,997
Software – 14.8%
Adobe, Inc. (A)	500	250,060
Atlassian Corp. PLC, Class A (A)	21,270	4,974,415
Coupa Software, Inc. (A)	6,078	2,059,895
Crowdstrike Holdings, Inc., Class A (A)	9,700	2,054,654
DocuSign, Inc. (A)	34,723	7,718,923
Intuit, Inc.	130,909	49,725,784
Microsoft Corp.	552,128	122,804,310
Paycom Software, Inc. (A)	14,958	6,764,756
RingCentral, Inc., Class A (A)	3,900	1,477,983
salesforce.com, Inc. (A)	209,582	46,638,282
ServiceNow, Inc. (A)	107,354	59,090,862
Splunk, Inc. (A)	78,368	13,313,940
Synopsys, Inc. (A)	70,982	18,401,374
Workday, Inc., Class A (A)	39,710	9,514,913
Zoom Video Communications, Inc., Class A (A)	11,443	3,859,953
		348,650,104
Technology hardware, storage and peripherals – 5.0%
Apple, Inc.	885,248	117,463,557
		900,387,913
Materials – 0.5%
Chemicals – 0.5%
Linde PLC	29,279	7,715,309
PPG Industries, Inc.	12,300	1,773,906
The Sherwin-Williams Company	3,162	2,323,785
		11,813,000
TOTAL COMMON STOCKS (Cost $1,257,983,656)		$2,348,273,862
SHORT-TERM INVESTMENTS – 0.4%
Short-term funds – 0.4%
John Hancock Collateral Trust, 0.1386% (C)(D)	67,555	675,961
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0300% (C)	500,013	500,013
T. Rowe Price Government Reserve Fund, 0.0753% (C)	8,417,930	8,417,930
TOTAL SHORT-TERM INVESTMENTS (Cost $9,593,915)		$9,593,904
Total Investments (Blue Chip Growth Trust) (Cost $1,267,577,571) – 100.1%		$2,357,867,766
Other assets and liabilities, net – (0.1%)		(1,442,955)
TOTAL NET ASSETS – 100.0%		$2,356,424,811

The accompanying notes are an integral part of the financial statements.	8

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Blue Chip Growth Trust (continued)
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-20.
(C)	The rate shown is the annualized seven-day yield as of 12-31-20.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Capital Appreciation Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.2%
Communication services – 14.6%
Entertainment – 4.6%
Netflix, Inc. (A)	43,515	$23,529,866
Spotify Technology SA (A)	34,271	10,783,713
		34,313,579
Interactive media and services – 10.0%
Alphabet, Inc., Class A (A)	7,370	12,916,957
Alphabet, Inc., Class C (A)	7,343	12,864,055
Facebook, Inc., Class A (A)	109,425	29,890,533
Match Group, Inc. (A)	112,031	16,937,967
Tencent Holdings, Ltd.	28,491	2,050,035
		74,659,547
		108,973,126
Consumer discretionary – 27.2%
Automobiles – 6.5%
Tesla, Inc. (A)	68,078	48,040,602
Hotels, restaurants and leisure – 1.3%
Airbnb, Inc., Class A (A)	3,482	511,158
Chipotle Mexican Grill, Inc. (A)	6,658	9,232,715
		9,743,873
Internet and direct marketing retail – 8.3%
Amazon.com, Inc. (A)	17,712	57,686,744
Farfetch, Ltd., Class A (A)	57,820	3,689,494
		61,376,238
Leisure products – 1.3%
Peloton Interactive, Inc., Class A (A)	65,885	9,996,072
Multiline retail – 0.1%
Target Corp.	6,029	1,064,299
Specialty retail – 3.4%
Carvana Company (A)	37,684	9,026,825
The Home Depot, Inc.	32,774	8,705,430
The TJX Companies, Inc.	109,020	7,444,976
		25,177,231
Textiles, apparel and luxury goods – 6.3%
Kering SA	10,339	7,503,358
Lululemon Athletica, Inc. (A)	35,156	12,235,343
LVMH Moet Hennessy Louis Vuitton SE	17,055	10,676,447
NIKE, Inc., Class B	115,712	16,369,777
		46,784,925
		202,183,240
Consumer staples – 2.8%
Food and staples retailing – 1.3%
Costco Wholesale Corp.	26,049	9,814,742
Personal products – 1.5%
The Estee Lauder Companies, Inc., Class A	42,075	11,199,944
		21,014,686
Financials – 0.9%
Capital markets – 0.9%
S&P Global, Inc.	20,113	6,611,746
Capital Appreciation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care – 4.4%
Biotechnology – 1.1%
Sarepta Therapeutics, Inc. (A)	12,903	$2,199,832
Vertex Pharmaceuticals, Inc. (A)	23,385	5,526,811
		7,726,643
Health care equipment and supplies – 1.7%
Danaher Corp.	17,033	3,783,711
DexCom, Inc. (A)	13,563	5,014,512
Intuitive Surgical, Inc. (A)	4,756	3,890,884
		12,689,107
Health care providers and services – 0.8%
Guardant Health, Inc. (A)	19,798	2,551,566
Humana, Inc.	8,223	3,373,650
		5,925,216
Health care technology – 0.8%
Teladoc Health, Inc. (A)(B)	31,014	6,201,559
		32,542,525
Industrials – 4.1%
Aerospace and defense – 1.0%
Safran SA (A)	50,892	7,213,114
Road and rail – 3.1%
Uber Technologies, Inc. (A)	285,092	14,539,692
Union Pacific Corp.	42,988	8,950,961
		23,490,653
		30,703,767
Information technology – 45.2%
IT services – 17.6%
Adyen NV (A)(C)	7,655	17,786,705
Mastercard, Inc., Class A	35,790	12,774,883
PayPal Holdings, Inc. (A)	87,606	20,517,325
Shopify, Inc., Class A (A)	24,164	27,352,440
Snowflake, Inc., Class A (A)(B)	18,609	5,236,573
Square, Inc., Class A (A)	59,256	12,896,476
Twilio, Inc., Class A (A)	43,250	14,640,125
Visa, Inc., Class A	91,014	19,907,492
		131,112,019
Semiconductors and semiconductor equipment – 4.1%
NVIDIA Corp.	41,217	21,523,517
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	83,015	9,051,956
		30,575,473
Software – 16.3%
Adobe, Inc. (A)	37,996	19,002,560
Atlassian Corp. PLC, Class A (A)	32,951	7,706,250
Coupa Software, Inc. (A)	22,629	7,669,194
Crowdstrike Holdings, Inc., Class A (A)	44,910	9,512,836
Microsoft Corp.	127,433	28,343,648
RingCentral, Inc., Class A (A)	11,806	4,474,120
salesforce.com, Inc. (A)	63,664	14,167,150
ServiceNow, Inc. (A)	9,497	5,227,434
Splunk, Inc. (A)	30,192	5,129,319
The Trade Desk, Inc., Class A (A)	10,020	8,026,020
Workday, Inc., Class A (A)	36,370	8,714,616
Zoom Video Communications, Inc., Class A (A)	8,618	2,907,024
		120,880,171
Technology hardware, storage and peripherals – 7.2%
Apple, Inc.	401,087	53,220,234
		335,787,897
TOTAL COMMON STOCKS (Cost $445,989,036)		$737,816,987

The accompanying notes are an integral part of the financial statements.	9

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Capital Appreciation Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 1.6%
Short-term funds – 1.6%
John Hancock Collateral Trust, 0.1386% (D)(E)	1,146,759	$11,474,585
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0300% (D)	108	108
TOTAL SHORT-TERM INVESTMENTS (Cost $11,475,639)		$11,474,693
Total Investments (Capital Appreciation Trust) (Cost $457,464,675) – 100.8%		$749,291,680
Other assets and liabilities, net – (0.8%)		(5,650,840)
TOTAL NET ASSETS – 100.0%		$743,640,840
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-20.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 12-31-20.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Capital Appreciation Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 67.5%
Communication services – 4.5%
Interactive media and services – 4.5%
Alphabet, Inc., Class A (A)	651	$1,140,969
Alphabet, Inc., Class C (A)(B)	8,672	15,192,303
Facebook, Inc., Class A (A)	13,890	3,794,192
		20,127,464
Consumer discretionary – 8.0%
Hotels, restaurants and leisure – 3.6%
Hilton Worldwide Holdings, Inc. (B)	29,022	3,228,988
Marriott International, Inc., Class A	31,313	4,130,811
Yum! Brands, Inc. (B)	83,556	9,070,839
		16,430,638
Internet and direct marketing retail – 3.7%
Amazon.com, Inc. (A)(B)	5,114	16,655,940
Specialty retail – 0.7%
Ross Stores, Inc.	25,505	3,132,269
		36,218,847
Consumer staples – 1.6%
Beverages – 1.6%
Keurig Dr. Pepper, Inc.	224,324	7,178,368
Financials – 10.8%
Banks – 5.7%
Bank of America Corp. (B)	326,003	9,881,151
Huntington Bancshares, Inc.	42,430	535,891
The PNC Financial Services Group, Inc.	102,526	15,276,374
		25,693,416
Capital markets – 1.5%
CME Group, Inc.	13,458	2,450,029
Intercontinental Exchange, Inc.	38,454	4,433,362
		6,883,391
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance – 3.6%
Arthur J. Gallagher & Company	20,021	$2,476,798
Marsh & McLennan Companies, Inc.	115,939	13,564,863
		16,041,661
		48,618,468
Health care – 9.9%
Health care equipment and supplies – 3.3%
Becton, Dickinson and Company (B)	5,900	1,476,298
Boston Scientific Corp. (A)	40,126	1,442,530
Danaher Corp. (B)	35,599	7,907,962
Envista Holdings Corp. (A)	119,305	4,024,158
		14,850,948
Health care providers and services – 4.7%
Humana, Inc. (B)	28,864	11,842,033
UnitedHealth Group, Inc.	26,584	9,322,477
		21,164,510
Life sciences tools and services – 1.9%
PerkinElmer, Inc.	19,043	2,732,671
Thermo Fisher Scientific, Inc.	12,229	5,696,024
		8,428,695
		44,444,153
Industrials – 6.4%
Aerospace and defense – 0.4%
Teledyne Technologies, Inc. (A)	4,476	1,754,502
Commercial services and supplies – 0.6%
Waste Connections, Inc.	26,098	2,676,872
Industrial conglomerates – 4.4%
General Electric Company	1,484,167	16,029,004
Roper Technologies, Inc. (B)	8,564	3,691,855
		19,720,859
Machinery – 1.0%
Ingersoll Rand, Inc. (A)	97,075	4,422,737
		28,574,970
Information technology – 18.2%
Electronic equipment, instruments and components – 1.4%
TE Connectivity, Ltd.	53,122	6,431,481
IT services – 9.0%
Fiserv, Inc. (A)	116,996	13,321,165
Global Payments, Inc.	52,336	11,274,221
Mastercard, Inc., Class A (B)	9,555	3,410,562
Visa, Inc., Class A (B)	56,486	12,355,170
		40,361,118
Semiconductors and semiconductor equipment – 1.8%
NXP Semiconductors NV (B)	50,964	8,103,786
Software – 6.0%
Microsoft Corp. (B)	105,861	23,545,604
salesforce.com, Inc. (A)	14,700	3,271,191
		26,816,795
		81,713,180
Utilities – 8.1%
Electric utilities – 4.1%
American Electric Power Company, Inc.	157,984	13,155,328
Exelon Corp.	129,236	5,456,344
		18,611,672
Multi-utilities – 4.0%
Ameren Corp.	91,679	7,156,463
NiSource, Inc.	223,370	5,124,108

The accompanying notes are an integral part of the financial statements.	10

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multi-utilities (continued)
Public Service Enterprise Group, Inc.	97,911	$5,708,211
		17,988,782
		36,600,454
TOTAL COMMON STOCKS (Cost $231,323,699)		$303,475,904
PREFERRED SECURITIES – 2.1%
Financials – 0.0%
Capital markets – 0.0%
The Charles Schwab Corp., 5.950%	1,000	26,040
Health care – 0.8%
Health care equipment and supplies – 0.3%
Boston Scientific Corp., 5.500%	12,465	1,365,790
Life sciences tools and services – 0.5%
Avantor, Inc., 6.250%	24,234	2,154,645
		3,520,435
Utilities – 1.3%
Electric utilities – 0.5%
Alabama Power Company, 5.000% (C)	5,601	156,548
American Electric Power Company, Inc., 6.125%	12,402	621,340
Duke Energy Corp., 5.625%	21,544	619,821
SCE Trust III (5.750% to 3-15-24, then 3 month LIBOR + 2.990%)	657	16,097
SCE Trust IV (5.375% to 9-15-25, then 3 month LIBOR + 3.132%)	27,553	667,334
		2,081,140
Multi-utilities – 0.8%
CMS Energy Corp., 5.875%	41,200	1,170,080
CMS Energy Corp., 5.875%	50,000	1,395,500
DTE Energy Company, 5.250%	24,337	661,966
NiSource, Inc. (6.500% to 3-15-24, then 5 Year CMT + 3.632%)	20,000	569,800
		3,797,346
		5,878,486
TOTAL PREFERRED SECURITIES (Cost $7,888,441)		$9,424,961
CORPORATE BONDS - 8.0%
Communication services - 2.8%
CCO Holdings LLC
4.000%, 03/01/2023 (D)	$416,000	418,600
5.000%, 02/01/2028 (D)	2,095,000	2,215,463
5.125%, 05/01/2027 (D)	1,341,000	1,423,056
Netflix, Inc.
4.375%, 11/15/2026	1,260,000	1,397,025
4.875%, 04/15/2028	1,680,000	1,894,536
5.500%, 02/15/2022	45,000	47,081
5.875%, 02/15/2025 to 11/15/2028	2,755,000	3,283,016
6.375%, 05/15/2029	1,165,000	1,438,775
Sirius XM Radio, Inc. 3.875%, 08/01/2022 (D)	45,000	45,675
T-Mobile USA, Inc.
6.000%, 03/01/2023	165,000	165,206
6.500%, 01/15/2026	80,000	82,800
		12,411,233
Consumer discretionary - 2.1%
Cedar Fair LP
5.250%, 07/15/2029	384,000	395,347
5.375%, 06/01/2024 to 04/15/2027	1,356,000	1,372,310
5.500%, 05/01/2025 (D)	35,000	36,488
6.500%, 10/01/2028 (D)	345,000	374,118
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC
4.750%, 06/01/2027 (D)	$1,442,000	$1,522,766
5.250%, 06/01/2026 (D)	1,005,000	1,042,688
Marriott International, Inc. 3.125%, 06/15/2026	120,000	128,005
Marriott International, Inc. (3 month LIBOR + 0.650%) 0.876%, 03/08/2021 (E)	135,000	135,051
Six Flags Entertainment Corp.
4.875%, 07/31/2024 (D)	864,000	866,497
5.500%, 04/15/2027 (D)	511,000	525,053
Six Flags Theme Parks, Inc. 7.000%, 07/01/2025 (D)	314,000	339,120
Yum! Brands, Inc.
3.750%, 11/01/2021	950,000	959,500
3.875%, 11/01/2023	440,000	460,350
4.750%, 01/15/2030 (D)	2,000	2,193
5.350%, 11/01/2043	579,000	654,270
6.875%, 11/15/2037	367,000	471,595
		9,285,351
Financials - 0.7%
AmWINS Group, Inc. 7.750%, 07/01/2026 (D)	30,000	32,217
HUB International, Ltd. 7.000%, 05/01/2026 (D)	225,000	235,303
Refinitiv US Holdings, Inc.
6.250%, 05/15/2026 (D)	550,000	587,125
8.250%, 11/15/2026 (D)	610,000	665,663
State Street Corp. (3 month LIBOR + 3.597%) 3.814%, 03/15/2021 (E)(F)	435,000	432,825
The Bank of New York Mellon Corp. (3 month LIBOR + 3.420%) 3.659%, 03/20/2021 (E)(F)	450,000	450,464
The PNC Financial Services Group, Inc. (5.000% to 11-1-26, then 3 month LIBOR + 3.300%) 11/01/2026 (F)	390,000	426,075
USI, Inc. 6.875%, 05/01/2025 (D)	154,000	157,850
		2,987,522
Health care - 0.2%
Elanco Animal Health, Inc. 4.912%, 08/27/2021	416,000	425,360
Teleflex, Inc.
4.625%, 11/15/2027	285,000	306,292
4.875%, 06/01/2026	331,000	344,667
		1,076,319
Industrials - 1.4%
Continental Airlines 2012-1 Class A Pass Through Trust 4.150%, 04/11/2024	157,715	157,080
Delta Air Lines, Inc.
4.500%, 10/20/2025 (D)	700,000	748,087
4.750%, 10/20/2028 (D)	390,000	425,532
General Electric Company (5.000% to 3-15-21, then 3 month LIBOR + 3.330%) 03/15/2021 (F)	2,990,000	2,772,507
Korn Ferry 4.625%, 12/15/2027 (D)	90,000	93,600

The accompanying notes are an integral part of the financial statements.	11

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Lennox International, Inc. 3.000%, 11/15/2023	$90,000	$94,853
Mileage Plus Holdings LLC 6.500%, 06/20/2027 (D)	280,000	301,000
Sensata Technologies BV
4.875%, 10/15/2023 (D)	110,000	118,663
5.000%, 10/01/2025 (D)	325,000	361,563
5.625%, 11/01/2024 (D)	90,000	100,579
Sensata Technologies UK Financing Company PLC 6.250%, 02/15/2026 (D)	200,000	207,875
US Airways 2010-1 Class A Pass Through Trust 6.250%, 04/22/2023	98,605	92,740
US Airways 2012-2 Class A Pass Through Trust 4.625%, 06/03/2025	13,156	11,846
US Airways 2012-2 Class B Pass Through Trust 6.750%, 06/03/2021	46,940	45,532
US Airways 2013-1 Class A Pass Through Trust 3.950%, 11/15/2025	145,145	132,888
US Airways 2013-1 Class B Pass Through Trust 5.375%, 11/15/2021	50,546	47,294
Welbilt, Inc. 9.500%, 02/15/2024	362,000	374,141
Xylem, Inc. 4.875%, 10/01/2021	60,000	61,938
		6,147,718
Information technology - 0.5%
Solera LLC 10.500%, 03/01/2024 (D)	2,180,000	2,259,025
Materials - 0.0%
Reynolds Group Issuer, Inc. 5.125%, 07/15/2023 (D)	17,000	17,209
Real estate - 0.2%
SBA Communications Corp.
3.875%, 02/15/2027	195,000	204,750
4.000%, 10/01/2022	550,000	555,500
4.875%, 09/01/2024	335,000	343,620
		1,103,870
Utilities - 0.1%
NiSource, Inc. (5.650% to 6-15-23, then 5 Year CMT + 2.843%) 06/15/2023 (C)(F)	575,000	590,813
TOTAL CORPORATE BONDS (Cost $33,243,961)		$35,879,060
CONVERTIBLE BONDS - 0.0%
Communication services - 0.0%
Liberty Broadband Corp. 2.750%, 09/30/2050 (D)	191,000	204,325
TOTAL CONVERTIBLE BONDS (Cost $191,000)		$204,325
TERM LOANS (G) – 8.0%
Communication services – 0.2%
Delta 2 Lux Sarl, 2018 USD Term Loan (1 month LIBOR + 2.500%) 3.500%, 02/01/2024	630,000	622,352
Eagle Broadband Investments LLC, Term Loan (3 month LIBOR + 3.000%) 3.750%, 11/12/2027	130,000	129,757
		752,109
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (G)(continued)
Consumer discretionary – 0.4%
Four Seasons Hotels, Ltd., New 1st Lien Term Loan (1 month LIBOR + 2.000%) 2.147%, 11/30/2023	$520,930	$516,742
IRB Holding Corp., 2020 4th Amendment Incremental Term Loan 4.250%, 12/15/2027	385,000	385,119
Life Time, Inc., 2017 Term Loan B (3 month LIBOR + 2.750%) 3.750%, 06/10/2022	671,083	651,286
SeaWorld Parks & Entertainment, Inc., Term Loan B5 (1 month LIBOR + 3.000%) 3.750%, 03/31/2024	229,404	222,522
		1,775,669
Consumer staples – 0.3%
Prestige Brands, Inc., Term Loan B4 (1 month LIBOR + 2.000%) 2.147%, 01/26/2024	22,657	22,666
Sunshine Luxembourg VII Sarl, USD Term Loan B1 (3 month LIBOR + 4.000%) 5.000%, 10/01/2026	971,441	973,267
Woof Holdings, Inc., 1st Lien Term Loan (12 month LIBOR + 3.750%) 4.500%, 12/16/2027	170,000	169,646
		1,165,579
Financials – 4.1%
Alliant Holdings Intermediate LLC, 2020 Term Loan B3 (1 month LIBOR + 3.750%) 4.250%, 10/08/2027	498,365	498,056
Alliant Holdings Intermediate LLC, 2018 Term Loan B (1 month LIBOR + 3.250%) 3.397%, 05/09/2025	370,520	364,343
Alliant Holdings Intermediate LLC, Term Loan B (1 month LIBOR + 3.250%) 3.397%, 05/09/2025	179,091	175,891
AmWINS Group, Inc., 2017 Term Loan B (1 month LIBOR + 2.750%) 3.750%, 01/25/2024	208,026	207,600
Azalea Topco, Inc., Term Loan (3 month LIBOR + 3.500%) 3.714%, 07/24/2026	717,426	707,562
HUB International, Ltd., 2018 Term Loan B (3 month LIBOR + 2.750%) 2.965%, 04/25/2025	5,125,527	5,027,835
HUB International, Ltd., 2019 Incremental Term Loan B (3 month LIBOR + 4.000%) 5.000%, 04/25/2025	1,711,677	1,714,347
Hyperion Refinance Sarl, 2020 Delayed Draw Term Loan TBD 11/12/2027 (H)	245,833	245,116
Hyperion Refinance Sarl, 2020 Incremental Term Loan B (1 month LIBOR + 3.750%) 4.750%, 11/12/2027	203,656	203,062
Refinitiv US Holdings, Inc., 2018 USD Term Loan (1 month LIBOR + 3.250%) 3.397%, 10/01/2025	8,234,926	8,217,797
Ryan Specialty Group LLC, Term Loan (1 month LIBOR + 3.250%) 4.000%, 09/01/2027	239,400	238,502

The accompanying notes are an integral part of the financial statements.	12

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
		Shares or Principal Amount	Value
TERM LOANS (G)(continued)
Financials (continued)
USI, Inc., 2017 Repriced Term Loan (3 month LIBOR + 3.000%) 3.254%, 05/16/2024		$767,897	$756,218
USI, Inc., 2019 Incremental Term Loan B (3 month LIBOR + 4.000%) 4.254%, 12/02/2026		179,095	178,537
			18,534,866
Health care – 0.8%
ADMI Corp., 2020 Incremental Term Loan TBD 12/15/2027 (H)		410,000	409,898
CPI Holdco LLC, 2019 Term Loan (1 month LIBOR + 4.250%) 4.397%, 11/04/2026		99,250	99,250
Dentalcorp Health Services ULC, 1st Lien Term Loan (1 month LIBOR + 3.750%) 4.750%, 06/06/2025		134,655	132,130
Dino Grandparent, Inc., 2019 Term Loan A3 (1 month LIBOR + 2.250%) 2.438%, 02/20/2023		850,000	833,000
Heartland Dental LLC, 2018 1st Lien Term Loan (1 month LIBOR + 3.500%) 3.647%, 04/30/2025		588,492	573,227
Heartland Dental LLC, Incremental Term Loan (1 month LIBOR + 4.500%) 4.647%, 04/30/2025		84,784	82,771
Loire Finco Luxembourg Sarl, Term Loan (1 month LIBOR + 3.500%) 3.647%, 04/21/2027		1,159,182	1,135,999
PetVet Care Centers LLC, 2018 1st Lien Term Loan (1 month LIBOR + 2.750%) 2.897%, 02/14/2025		84,565	82,557
PetVet Care Centers LLC, 2018 Incremental Term Loan (1 month LIBOR + 3.250%) 3.397%, 02/14/2025		49,746	49,031
PetVet Care Centers LLC, Delayed Draw Term Loan (1 month LIBOR + 4.250%) 5.250%, 02/14/2025		153,426	153,618
			3,551,481
Industrials – 1.0%
Camelot Finance SA, 2020 Incremental Term Loan B (1 month LIBOR + 3.000%) 4.000%, 10/30/2026		505,000	504,525
Filtration Group Corp., 2018 1st Lien Term Loan (1 month LIBOR + 3.000%) 3.147%, 03/29/2025		94,244	93,142
Filtration Group Corp., 2020 Incremental Term Loan (1 month LIBOR + 3.750%) 4.500%, 03/29/2025		89,775	89,775
Filtration Group Corp., Term Loan TBD 03/29/2025 (H)	EUR	520,000	631,485
Mileage Plus Holdings LLC, 2020 Term Loan B (3 month LIBOR + 5.250%) 6.250%, 06/25/2027		$1,610,000	1,673,402
SkyMiles IP, Ltd., 2020 SkyMiles Term Loan B (3 month LIBOR + 3.750%) 4.750%, 10/20/2027		865,000	895,569
Vertical US Newco, Inc., USD Term Loan B (6 month LIBOR + 4.250%) 4.570%, 07/30/2027		269,325	270,238
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (G)(continued)
Industrials (continued)
Welbilt, Inc., 2018 Term Loan B (1 month LIBOR + 2.500%) 2.645%, 10/23/2025	$175,000	$165,375
		4,323,511
Information technology – 1.2%
Applied Systems, Inc., 2017 1st Lien Term Loan (3 month LIBOR + 3.000%) 4.000%, 09/19/2024	189,023	188,787
Ascend Learning LLC, Term Loan TBD 07/12/2024 (H)	49,871	49,559
CCC Information Services, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 3.000%) 4.000%, 04/29/2024	2,660,901	2,650,923
The Ultimate Software Group, Inc., 2020 Incremental Term Loan B (3 month LIBOR + 4.000%) 4.750%, 05/04/2026	2,564,282	2,575,642
The Ultimate Software Group, Inc., Term Loan B (1 month LIBOR + 3.750%) 3.897%, 05/04/2026	162,938	162,683
		5,627,594
Materials – 0.0%
HB Fuller Company, 2017 Term Loan B (1 month LIBOR + 2.000%) 2.152%, 10/20/2024	140,672	139,565
TOTAL TERM LOANS (Cost $35,732,238)		$35,870,374
ASSET BACKED SECURITIES - 0.3%
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23 4.118%, 07/25/2047 (D)	504,400	540,364
Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.116%, 07/25/2048 (D)	478,975	502,962
Domino's Pizza Master Issuer LLC Series 2019-1A, Class A2 3.668%, 10/25/2049 (D)	212,850	226,091
Wendy's Funding LLC Series 2018-1A, Class A2I 3.573%, 03/15/2048 (D)	323,010	332,972
TOTAL ASSET BACKED SECURITIES (Cost $1,507,335)		$1,602,389
SHORT-TERM INVESTMENTS – 15.6%
Short-term funds – 14.9%
John Hancock Collateral Trust, 0.1386% (I)(J)	14,067	140,752
T. Rowe Price Government Reserve Fund, 0.0753% (I)	66,589,909	66,589,909
		66,730,661
Repurchase agreement – 0.7%
Repurchase Agreement with State Street Corp. dated 12-31-20 at 0.000% to be repurchased at $3,288,000 on 1-4-21, collateralized by $3,357,700 U.S. Treasury Bills, 0.000% due 12-30-21 (valued at $3,353,795)	$3,288,000	3,288,000
TOTAL SHORT-TERM INVESTMENTS (Cost $70,018,668)		$70,018,661
Total Investments (Capital Appreciation Value Trust) (Cost $379,905,342) – 101.5%		$456,475,674
Other assets and liabilities, net – (1.5%)		(6,718,545)
TOTAL NET ASSETS – 100.0%		$449,757,129
Currency Abbreviations

The accompanying notes are an integral part of the financial statements.	13

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
EUR	Euro
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
(A)	Non-income producing security.
(B)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(C)	All or a portion of this security is on loan as of 12-31-20.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
Capital Appreciation Value Trust (continued)
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(I)	The rate shown is the annualized seven-day yield as of 12-31-20.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
CITI	Alphabet, Inc., Class C	USD	1,500.00	Jan 2021	2	200	$ 16,014	$ (50,566)
CITI	Alphabet, Inc., Class C	USD	1,500.00	Jan 2021	2	200	15,094	(50,566)
CITI	Alphabet, Inc., Class C	USD	1,500.00	Jan 2021	2	200	14,774	(50,566)
CITI	Alphabet, Inc., Class C	USD	1,500.00	Jan 2021	1	100	6,377	(25,283)
GSI	Alphabet, Inc., Class C	USD	1,740.00	Jan 2021	1	100	4,717	(4,154)
GSI	Alphabet, Inc., Class C	USD	1,740.00	Jan 2021	1	100	4,687	(4,154)
GSI	Alphabet, Inc., Class C	USD	1,740.00	Jan 2021	1	100	4,427	(4,154)
GSI	Alphabet, Inc., Class C	USD	1,760.00	Jan 2021	1	100	4,247	(3,083)
GSI	Alphabet, Inc., Class C	USD	1,760.00	Jan 2021	1	100	4,227	(3,083)
GSI	Alphabet, Inc., Class C	USD	1,760.00	Jan 2021	1	100	3,997	(3,083)
GSI	Alphabet, Inc., Class C	USD	1,780.00	Jan 2021	1	100	3,827	(2,203)
GSI	Alphabet, Inc., Class C	USD	1,780.00	Jan 2021	1	100	3,827	(2,203)
GSI	Alphabet, Inc., Class C	USD	1,780.00	Jan 2021	1	100	3,587	(2,203)
GSI	Alphabet, Inc., Class C	USD	1,800.00	Jan 2021	1	100	3,447	(1,511)
GSI	Alphabet, Inc., Class C	USD	1,800.00	Jan 2021	1	100	3,437	(1,511)
GSI	Alphabet, Inc., Class C	USD	1,800.00	Jan 2021	1	100	3,217	(1,511)
GSI	Alphabet, Inc., Class C	USD	1,760.00	Jan 2022	5	500	50,362	(111,096)
GSI	Alphabet, Inc., Class C	USD	1,780.00	Jan 2022	5	500	47,406	(106,343)
GSI	Alphabet, Inc., Class C	USD	1,800.00	Jan 2022	4	400	35,760	(81,398)
CSFB	Amazon.com, Inc.	USD	3,800.00	Jan 2022	1	100	33,115	(27,479)
CSFB	Amazon.com, Inc.	USD	3,800.00	Jan 2022	1	100	34,542	(27,479)
CSFB	Amazon.com, Inc.	USD	3,900.00	Jan 2022	1	100	30,277	(24,763)
CSFB	Amazon.com, Inc.	USD	3,900.00	Jan 2022	1	100	38,338	(24,763)
RBC	Amazon.com, Inc.	USD	3,900.00	Jan 2022	1	100	23,997	(24,763)
CITI	Amazon.com, Inc.	USD	4,000.00	Jan 2022	1	100	27,327	(22,282)
CSFB	Amazon.com, Inc.	USD	4,000.00	Jan 2022	1	100	27,686	(22,282)
CSFB	Amazon.com, Inc.	USD	4,000.00	Jan 2022	1	100	35,706	(22,282)
RBC	Amazon.com, Inc.	USD	4,000.00	Jan 2022	1	100	21,797	(22,282)
CITI	Amazon.com, Inc.	USD	4,100.00	Jan 2022	1	100	25,167	(20,027)
RBC	Amazon.com, Inc.	USD	4,100.00	Jan 2022	1	100	19,697	(20,027)
CITI	Amazon.com, Inc.	USD	4,200.00	Jan 2022	1	100	23,127	(17,995)
RBC	Amazon.com, Inc.	USD	4,200.00	Jan 2022	1	100	17,827	(17,995)
CITI	Amazon.com, Inc.	USD	4,300.00	Jan 2022	2	200	42,614	(32,340)
CITI	American Electric Power Company, Inc.	USD	105.00	Jan 2021	56	5,600	8,792	—
CITI	American Electric Power Company, Inc.	USD	105.00	Jan 2021	55	5,500	8,635	—
CITI	American Electric Power Company, Inc.	USD	115.00	Jan 2021	33	3,300	5,825	—
JPM	American Electric Power Company, Inc.	USD	90.00	Jan 2022	63	6,300	22,934	(22,400)
JPM	American Electric Power Company, Inc.	USD	90.00	Jan 2022	11	1,100	3,946	(3,911)
JPM	American Electric Power Company, Inc.	USD	90.00	Jan 2022	7	700	2,418	(2,489)
JPM	American Electric Power Company, Inc.	USD	95.00	Jan 2022	63	6,300	13,893	(13,819)
JPM	American Electric Power Company, Inc.	USD	95.00	Jan 2022	22	2,200	4,975	(4,826)
JPM	American Electric Power Company, Inc.	USD	95.00	Jan 2022	14	1,400	2,930	(3,071)
CSFB	Bank of America Corp.	USD	30.00	Jan 2022	250	25,000	52,500	(99,875)
SFG	Bank of America Corp.	USD	30.00	Jan 2022	413	41,300	106,141	(164,994)
The accompanying notes are an integral part of the financial statements.	14

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
CSFB	Bank of America Corp.	USD	32.00	Jan 2022	129	12,900	$ 31,631	$ (40,412)
CSFB	Bank of America Corp.	USD	35.00	Jan 2022	259	25,900	40,559	(54,974)
GSI	Becton, Dickinson and Company	USD	260.00	Jan 2021	6	600	10,539	(685)
GSI	Becton, Dickinson and Company	USD	270.00	Jan 2021	6	600	8,434	(109)
GSI	Becton, Dickinson and Company	USD	280.00	Jan 2021	5	500	6,327	(10)
GSI	Becton, Dickinson and Company	USD	280.00	Jan 2021	5	500	6,927	(10)
GSI	Becton, Dickinson and Company	USD	300.00	Jan 2021	4	400	3,743	—
GSI	Becton, Dickinson and Company	USD	300.00	Jan 2021	10	1,000	9,138	—
GSI	Becton, Dickinson and Company	USD	300.00	Jan 2021	1	100	999	—
GSI	Becton, Dickinson and Company	USD	300.00	Jan 2021	12	1,200	14,557	—
GSI	Becton, Dickinson and Company	USD	300.00	Jan 2021	5	500	3,364	—
GSI	Becton, Dickinson and Company	USD	300.00	Jan 2021	5	500	3,746	—
CSFB	Danaher Corp.	USD	250.00	Jan 2022	40	4,000	76,280	(68,251)
JPM	Facebook, Inc., Class A	USD	195.00	Jan 2021	12	1,200	13,453	(93,968)
JPM	Facebook, Inc., Class A	USD	200.00	Jan 2021	12	1,200	11,487	(88,032)
JPM	Facebook, Inc., Class A	USD	265.00	Jan 2021	11	1,100	11,022	(13,025)
JPM	Facebook, Inc., Class A	USD	265.00	Jan 2021	9	900	8,928	(10,657)
JPM	Facebook, Inc., Class A	USD	270.00	Jan 2021	11	1,100	9,757	(9,535)
JPM	Facebook, Inc., Class A	USD	270.00	Jan 2021	9	900	7,893	(7,802)
JPM	Facebook, Inc., Class A	USD	275.00	Jan 2021	11	1,100	8,602	(6,673)
JPM	Facebook, Inc., Class A	USD	275.00	Jan 2021	9	900	6,903	(5,459)
JPM	Facebook, Inc., Class A	USD	380.00	Jan 2022	4	400	7,756	(4,270)
JPM	Facebook, Inc., Class A	USD	400.00	Jan 2022	50	5,000	107,636	(40,450)
JPM	General Electric Company	USD	8.00	Jan 2021	340	34,000	41,174	(95,335)
JPM	General Electric Company	USD	8.00	Jan 2021	329	32,900	24,876	(92,250)
JPM	General Electric Company	USD	8.00	Jan 2021	387	38,700	28,638	(108,513)
JPM	General Electric Company	USD	9.00	Jan 2021	329	32,900	16,269	(59,779)
JPM	General Electric Company	USD	9.00	Jan 2021	387	38,700	18,576	(70,317)
JPM	General Electric Company	USD	15.00	Jan 2021	347	34,700	18,044	(215)
JPM	General Electric Company	USD	15.00	Jan 2021	347	34,700	19,612	(215)
JPM	General Electric Company	USD	15.00	Jan 2021	684	68,400	57,559	(425)
JPM	General Electric Company	USD	15.00	Jan 2021	342	34,200	29,200	(212)
JPM	General Electric Company	USD	15.00	Jan 2021	205	20,500	17,888	(127)
CSFB	Hilton Worldwide Holdings, Inc.	USD	87.50	Jan 2021	4	400	3,023	(9,509)
CSFB	Hilton Worldwide Holdings, Inc.	USD	90.00	Jan 2021	4	400	2,660	(8,511)
CITI	Hilton Worldwide Holdings, Inc.	USD	125.00	Jan 2021	9	900	4,868	(99)
CITI	Hilton Worldwide Holdings, Inc.	USD	130.00	Jan 2021	9	900	3,528	(17)
CSFB	Humana, Inc.	USD	370.00	Jan 2021	6	600	20,272	(24,518)
CSFB	Humana, Inc.	USD	380.00	Jan 2021	6	600	17,694	(18,957)
CSFB	Humana, Inc.	USD	420.00	Jan 2021	5	500	13,832	(2,644)
CSFB	Humana, Inc.	USD	430.00	Jan 2021	5	500	12,002	(1,282)
JPM	Intercontinental Exchange, Inc.	USD	100.00	Jan 2021	20	2,000	11,846	(30,651)
JPM	Intercontinental Exchange, Inc.	USD	105.00	Jan 2021	20	2,000	8,081	(20,839)
GSI	Mastercard, Inc., Class A	USD	400.00	Jan 2022	30	3,000	53,537	(83,818)
CITI	Microsoft Corp.	USD	165.00	Jan 2021	40	4,000	50,890	(229,870)
CSFB	Microsoft Corp.	USD	165.00	Jan 2021	70	7,000	47,257	(402,274)
CSFB	Microsoft Corp.	USD	165.00	Jan 2021	67	6,700	46,364	(385,033)
CITI	Microsoft Corp.	USD	170.00	Jan 2021	40	4,000	43,089	(209,895)
JPM	Microsoft Corp.	USD	170.00	Jan 2021	102	10,200	110,874	(535,233)
JPM	Microsoft Corp.	USD	170.00	Jan 2021	55	5,500	58,482	(288,606)
CITI	Microsoft Corp.	USD	280.00	Jan 2022	65	6,500	133,380	(55,827)
JPM	NXP Semiconductors NV	USD	125.00	Jan 2021	8	800	5,456	(27,254)
JPM	NXP Semiconductors NV	USD	135.00	Jan 2021	8	800	7,019	(19,343)
JPM	NXP Semiconductors NV	USD	135.00	Jan 2021	10	1,000	9,107	(24,178)
JPM	NXP Semiconductors NV	USD	135.00	Jan 2021	5	500	4,561	(12,089)
CSFB	NXP Semiconductors NV	USD	140.00	Jan 2021	23	2,300	17,038	(44,452)
CSFB	NXP Semiconductors NV	USD	140.00	Jan 2021	10	1,000	7,002	(19,327)
CSFB	NXP Semiconductors NV	USD	140.00	Jan 2021	54	5,400	40,910	(104,366)
JPM	NXP Semiconductors NV	USD	140.00	Jan 2021	8	800	5,708	(15,462)
JPM	NXP Semiconductors NV	USD	140.00	Jan 2021	10	1,000	7,428	(19,327)
JPM	NXP Semiconductors NV	USD	140.00	Jan 2021	5	500	3,614	(9,664)
JPM	NXP Semiconductors NV	USD	145.00	Jan 2021	8	800	4,557	(11,714)
JPM	NXP Semiconductors NV	USD	145.00	Jan 2021	10	1,000	5,949	(14,642)
JPM	NXP Semiconductors NV	USD	145.00	Jan 2021	5	500	2,817	(7,321)
The accompanying notes are an integral part of the financial statements.	15

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
GSI	Roper Technologies, Inc.	USD	420.00	May 2021	8	800	$ 12,536	$ (28,453)
GSI	Roper Technologies, Inc.	USD	440.00	May 2021	9	900	7,893	(22,409)
RBC	Thermo Fisher Scientific, Inc.	USD	370.00	Jan 2021	6	600	8,435	(57,541)
RBC	Thermo Fisher Scientific, Inc.	USD	390.00	Jan 2021	7	700	5,797	(53,217)
JPM	UnitedHealth Group, Inc.	USD	320.00	Jan 2021	6	600	10,285	(19,010)
JPM	UnitedHealth Group, Inc.	USD	320.00	Jan 2021	1	100	1,666	(3,168)
JPM	UnitedHealth Group, Inc.	USD	320.00	Jan 2021	7	700	12,669	(22,179)
JPM	UnitedHealth Group, Inc.	USD	320.00	Jan 2021	9	900	18,301	(28,515)
JPM	UnitedHealth Group, Inc.	USD	320.00	Jan 2021	5	500	10,726	(15,842)
JPM	UnitedHealth Group, Inc.	USD	320.00	Jan 2021	13	1,300	24,744	(41,189)
JPM	UnitedHealth Group, Inc.	USD	330.00	Jan 2021	6	600	8,280	(13,535)
GSI	Visa, Inc., Class A	USD	185.00	Jan 2021	6	600	10,842	(20,301)
GSI	Visa, Inc., Class A	USD	195.00	Jan 2021	6	600	8,286	(14,374)
GSI	Visa, Inc., Class A	USD	200.00	Jan 2021	13	1,300	14,552	(24,843)
GSI	Visa, Inc., Class A	USD	210.00	Jan 2021	14	1,400	11,154	(14,077)
GSI	Visa, Inc., Class A	USD	210.00	Jan 2021	17	1,700	21,498	(17,094)
GSI	Visa, Inc., Class A	USD	210.00	Jan 2021	6	600	7,740	(6,033)
GSI	Visa, Inc., Class A	USD	210.00	Jan 2021	5	500	4,305	(5,028)
GSI	Visa, Inc., Class A	USD	210.00	Jan 2021	5	500	4,552	(5,028)
GSI	Visa, Inc., Class A	USD	215.00	Jan 2021	5	500	3,178	(3,135)
GSI	Visa, Inc., Class A	USD	215.00	Jan 2021	5	500	3,397	(3,135)
GSI	Visa, Inc., Class A	USD	220.00	Jan 2021	6	600	5,293	(2,039)
GSI	Visa, Inc., Class A	USD	220.00	Jan 2021	5	500	2,800	(1,699)
GSI	Visa, Inc., Class A	USD	220.00	Jan 2021	5	500	2,985	(1,699)
CSFB	Visa, Inc., Class A	USD	230.00	Jan 2021	28	2,800	21,832	(2,566)
CSFB	Visa, Inc., Class A	USD	230.00	Jan 2021	17	1,700	12,087	(1,558)
GSI	Visa, Inc., Class A	USD	230.00	Jan 2021	7	700	6,599	(642)
GSI	Visa, Inc., Class A	USD	230.00	Jan 2021	8	800	8,185	(733)
CSFB	Visa, Inc., Class A	USD	235.00	Jan 2021	28	2,800	17,746	(1,389)
CSFB	Visa, Inc., Class A	USD	235.00	Jan 2021	17	1,700	9,833	(843)
CSFB	Visa, Inc., Class A	USD	240.00	Jan 2021	28	2,800	14,361	(700)
CSFB	Visa, Inc., Class A	USD	240.00	Jan 2021	17	1,700	7,903	(425)
GSI	Visa, Inc., Class A	USD	240.00	Jan 2021	7	700	4,472	(175)
GSI	Visa, Inc., Class A	USD	240.00	Jan 2021	9	900	6,333	(225)
GSI	Visa, Inc., Class A	USD	225.00	Jan 2022	7	700	8,344	(15,447)
GSI	Visa, Inc., Class A	USD	225.00	Jan 2022	6	600	8,082	(13,241)
GSI	Visa, Inc., Class A	USD	225.00	Jan 2022	14	1,400	18,239	(30,895)
GSI	Visa, Inc., Class A	USD	230.00	Jan 2022	7	700	7,154	(13,898)
GSI	Visa, Inc., Class A	USD	230.00	Jan 2022	6	600	7,032	(11,912)
GSI	Visa, Inc., Class A	USD	230.00	Jan 2022	14	1,400	16,317	(27,796)
CITI	Visa, Inc., Class A	USD	250.00	Jan 2022	43	4,300	36,712	(54,035)
GSI	Visa, Inc., Class A	USD	250.00	Jan 2022	13	1,300	15,886	(16,336)
GSI	Visa, Inc., Class A	USD	260.00	Jan 2022	13	1,300	12,181	(12,733)
GSI	Visa, Inc., Class A	USD	270.00	Jan 2022	13	1,300	9,256	(9,797)
BOA	Yum! Brands, Inc.	USD	95.00	Jan 2021	5	500	3,305	(6,838)
BOA	Yum! Brands, Inc.	USD	95.00	Jan 2021	15	1,500	8,439	(20,513)
BOA	Yum! Brands, Inc.	USD	100.00	Jan 2021	5	500	2,435	(4,409)
BOA	Yum! Brands, Inc.	USD	100.00	Jan 2021	16	1,600	6,440	(14,108)
CITI	Yum! Brands, Inc.	USD	100.00	Jan 2021	17	1,700	8,446	(14,990)
CITI	Yum! Brands, Inc.	USD	100.00	Jan 2021	16	1,600	6,854	(14,108)
CITI	Yum! Brands, Inc.	USD	105.00	Jan 2021	17	1,700	5,805	(7,431)
CITI	Yum! Brands, Inc.	USD	105.00	Jan 2021	16	1,600	4,389	(6,994)
							$2,828,580	$(5,387,527)
Derivatives Currency Abbreviations
USD	U.S. Dollar
The accompanying notes are an integral part of the financial statements.	16

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
Derivatives Abbreviations
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
CSFB	Credit Suisse First Boston International
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
RBC	Royal Bank of Canada
SFG	Susquehanna Financial Group, LLLP

See Notes to financial statements regarding investment transactions and other derivatives information.
Disciplined Value International Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 98.5%
Australia - 0.9%
Rio Tinto, Ltd.	29,478	$2,592,343
Austria - 0.5%
ams AG (A)	75,002	1,634,251
Bermuda - 1.5%
Everest Re Group, Ltd.	19,341	4,527,535
Brazil - 1.2%
Petroleo Brasileiro SA, ADR	333,001	3,739,601
Canada - 1.8%
Kinross Gold Corp.	452,316	3,319,999
West Fraser Timber Company, Ltd. (B)	31,314	2,011,830
		5,331,829
China - 1.2%
Alibaba Group Holding, Ltd. (A)	54,200	1,576,382
Topsports International Holdings, Ltd. (C)	1,359,000	2,035,192
		3,611,574
Finland - 1.2%
Sampo OYJ, A Shares	84,906	3,630,011
France - 16.9%
Accor SA (A)(B)	40,338	1,463,486
AXA SA	206,912	4,962,203
BNP Paribas SA (A)	167,572	8,846,439
Capgemini SE	37,103	5,771,425
Cie de Saint-Gobain	99,086	4,557,175
Eiffage SA (A)	48,538	4,691,748
Imerys SA	37,925	1,788,010
Peugeot SA (A)	198,880	5,446,425
Rexel SA (A)	137,739	2,173,969
Sanofi	51,564	4,997,708
TOTAL SE	142,958	6,170,349
		50,868,937
Germany - 9.4%
Allianz SE	23,056	5,664,202
Brenntag AG	26,287	2,044,105
Continental AG	26,641	3,965,097
Deutsche Post AG	70,151	3,474,963
Deutsche Telekom AG	243,891	4,451,618
HeidelbergCement AG	30,980	2,306,619
Rheinmetall AG	22,831	2,417,276
Siemens AG	28,519	4,108,037
		28,431,917
Greece - 0.6%
Hellenic Telecommunications Organization SA	109,247	1,756,748
Hong Kong - 1.2%
CK Asset Holdings, Ltd.	227,500	1,164,095
WH Group, Ltd. (C)	3,110,000	2,607,897
		3,771,992
Disciplined Value International Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hungary - 1.1%
OTP Bank NYRT (A)	71,648	$3,228,787
India - 0.8%
HDFC Bank, Ltd., ADR (A)	31,786	2,296,856
Ireland - 0.9%
CRH PLC	61,782	2,610,542
Isle of Man - 0.8%
Entain PLC (A)	147,004	2,280,154
Italy - 1.0%
Enel SpA	291,530	2,966,223
Japan - 21.5%
Fuji Corp.	71,200	1,876,726
Fuji Electric Company, Ltd.	54,200	1,956,407
Hitachi, Ltd.	196,800	7,767,561
Honda Motor Company, Ltd.	178,200	5,028,144
KDDI Corp.	50,900	1,509,198
Kinden Corp.	65,300	1,063,373
Komatsu, Ltd.	147,900	4,081,787
Kyudenko Corp.	54,500	1,760,032
Mitsubishi Gas Chemical Company, Inc.	98,600	2,267,347
NEC Corp.	50,700	2,723,080
Nihon Unisys, Ltd.	66,600	2,610,444
Nissan Motor Company, Ltd. (A)	286,600	1,553,490
Persol Holdings Company, Ltd.	66,500	1,201,437
Sanwa Holdings Corp.	102,500	1,196,963
Sony Corp.	97,300	9,804,735
Sumitomo Mitsui Financial Group, Inc.	148,800	4,612,525
Taisei Corp.	58,900	2,031,964
Taiyo Yuden Company, Ltd.	63,900	3,000,180
TechnoPro Holdings, Inc.	26,500	2,201,511
Tokyo Electron, Ltd.	4,600	1,718,389
Tosoh Corp.	95,500	1,492,108
TS Tech Company, Ltd.	57,400	1,772,784
Zenkoku Hosho Company, Ltd.	31,900	1,461,305
		64,691,490
Macau - 0.6%
Wynn Macau, Ltd. (A)	1,110,800	1,868,878
Malta - 0.0%
BGP Holdings PLC (A)(D)	2,126,418	0
Netherlands - 3.5%
Aalberts NV	35,081	1,560,917
ING Groep NV (A)	164,946	1,533,633
NN Group NV	65,081	2,813,450
Royal Dutch Shell PLC, A Shares	179,013	3,139,249
Signify NV (A)(C)	32,813	1,377,685
		10,424,934
Norway - 0.7%
DNB ASA	101,978	1,998,321
Singapore - 0.6%
DBS Group Holdings, Ltd.	91,600	1,735,887

The accompanying notes are an integral part of the financial statements.	17

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Disciplined Value International Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea - 6.6%
Hana Financial Group, Inc.	107,601	$3,427,237
KB Financial Group, Inc.	82,230	3,265,932
KT Corp., ADR	208,184	2,292,106
POSCO	8,021	2,004,284
Samsung Electronics Company, Ltd.	90,826	6,782,479
SK Hynix, Inc.	19,934	2,177,361
		19,949,399
Spain - 0.7%
Applus Services SA (A)	190,742	2,116,633
Sweden - 2.0%
Volvo AB, B Shares (A)	258,977	6,130,790
Switzerland - 8.4%
Glencore PLC (A)	1,545,077	4,906,856
Novartis AG	74,382	7,003,657
Roche Holding AG	17,185	5,985,511
STMicroelectronics NV	47,911	1,772,493
UBS Group AG	389,737	5,487,434
		25,155,951
Taiwan - 0.5%
Simplo Technology Company, Ltd.	114,000	1,423,414
United Kingdom - 10.1%
BAE Systems PLC	235,389	1,569,759
Coca-Cola European Partners PLC	87,648	4,367,500
Direct Line Insurance Group PLC	369,967	1,618,130
DS Smith PLC (A)	396,949	2,029,096
GlaxoSmithKline PLC	115,349	2,110,656
Imperial Brands PLC	99,162	2,079,886
Inchcape PLC (A)	140,589	1,237,644
Melrose Industries PLC (A)	1,399,782	3,410,425
Nomad Foods, Ltd. (A)	62,756	1,595,258
Persimmon PLC	59,513	2,246,191
Tesco PLC	1,650,387	5,208,245
WH Smith PLC	141,709	2,922,265
		30,395,055
United States - 2.3%
Applied Materials, Inc.	38,281	3,303,650
FMC Corp.	31,869	3,662,704
		6,966,354
TOTAL COMMON STOCKS (Cost $258,879,893)		$296,136,406
SHORT-TERM INVESTMENTS - 1.0%
Short-term funds - 1.0%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 0.0100% (E)	1,261,718	1,261,718
John Hancock Collateral Trust, 0.1386% (E)(F)	173,602	1,737,079
TOTAL SHORT-TERM INVESTMENTS (Cost $2,998,854)		$2,998,797
Total Investments (Disciplined Value International Trust) (Cost $261,878,747) - 99.5%		$299,135,203
Other assets and liabilities, net - 0.5%		1,626,870
TOTAL NET ASSETS - 100.0%		$300,762,073
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-20.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
Disciplined Value International Trust (continued)
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	The rate shown is the annualized seven-day yield as of 12-31-20.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Emerging Markets Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 97.4%
Australia - 0.0%
MMG, Ltd. (A)	192,000	$83,596
Belgium - 0.0%
Titan Cement International SA (A)	985	16,548
Brazil - 3.9%
Banco Bradesco SA	60,629	284,205
Banco do Brasil SA	67,483	507,316
Banco Santander Brasil SA	25,018	217,250
BrasilAgro - Company Brasileira de Propriedades Agricolas	6,700	32,270
Camil Alimentos SA	10,600	22,558
Cogna Educacao (A)	186,166	166,338
CSU Cardsystem SA	4,900	14,238
Enauta Participacoes SA	16,860	38,347
Fras-Le SA	8,800	17,177
Industrias Romi SA	7,583	22,673
International Meal Company Alimentacao SA (A)	26,670	21,588
Iochpe Maxion SA	11,411	34,171
JBS SA	10,100	46,033
JHSF Participacoes SA	46,627	70,362
Marisa Lojas SA (A)	14,758	19,393
Petroleo Brasileiro SA	403,347	2,228,198
Restoque Comercio e Confeccoes de Roupas SA (A)	3,836	3,668
Sao Carlos Empreendimentos e Participacoes SA	5,205	44,750
Sao Martinho SA	9,777	51,667
SLC Agricola SA	6,700	35,448
Trisul SA	13,137	31,188
Tupy SA (A)	9,951	40,301
Usinas Siderurgicas de Minas Gerais SA	14,738	44,602
Vale SA	300,753	5,062,049
		9,055,790
Chile - 0.5%
Camanchaca SA	214,992	17,786
CAP SA	5,458	73,385
Cementos BIO BIO SA	16,447	17,181
Cencosud SA	133,449	237,788
Cristalerias de Chile SA	3,626	21,017
Empresa Nacional de Telecomunicaciones SA	15,564	96,696
Empresas CMPC SA	53,560	141,028
Empresas COPEC SA	21,339	216,145
Empresas Hites SA	46,731	6,657
Grupo Security SA	147,513	27,400
Inversiones Aguas Metropolitanas SA	42,648	35,384
Itau CorpBanca Chile SA	10,081,598	33,919
Masisa SA (A)	321,066	4,423
PAZ Corp. SA	16,523	13,250
Ripley Corp. SA	137,631	42,832
Salfacorp SA	54,622	31,364
Sigdo Koppers SA	50,989	57,468
SMU SA	43,046	6,495
Sociedad Matriz SAAM SA	670,600	52,986
Socovesa SA	113,429	31,585

The accompanying notes are an integral part of the financial statements.	18

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chile (continued)
SONDA SA	17,248	$10,578
		1,175,367
China - 24.8%
361 Degrees International, Ltd.	140,000	19,525
3SBio, Inc. (A)(B)	92,500	84,445
AAC Technologies Holdings, Inc.	63,500	351,974
Agile Group Holdings, Ltd.	203,000	270,196
Agricultural Bank of China, Ltd., H Shares	2,020,000	739,809
Air China, Ltd., H Shares	240,000	189,207
Aluminum Corp. of China, Ltd., H Shares (A)	372,000	130,966
Angang Steel Company, Ltd., H Shares	193,800	79,101
Anhui Conch Cement Company, Ltd., H Shares	123,000	770,849
Anton Oilfield Services Group (A)(C)	284,000	15,953
Asia Cement China Holdings Corp.	65,000	59,315
AsiaInfo Technologies, Ltd. (B)(C)	8,800	12,656
AviChina Industry & Technology Company, Ltd., H Shares	230,000	160,793
BAIC Motor Corp., Ltd., H Shares (B)	207,000	76,814
Baidu, Inc., ADR (A)	16,997	3,675,432
BAIOO Family Interactive, Ltd. (B)	126,000	15,126
Bank of China, Ltd., H Shares	6,067,694	2,053,634
Bank of Chongqing Company, Ltd., H Shares	69,500	43,504
Bank of Communications Company, Ltd., H Shares	596,876	315,724
Bank of Tianjin Company, Ltd., H Shares	74,000	28,901
Baoye Group Company, Ltd., H Shares (A)	22,000	10,795
BBMG Corp., H Shares	220,000	42,598
Beijing Capital International Airport Company, Ltd., H Shares	208,000	173,608
Beijing North Star Company, Ltd., H Shares	132,000	24,669
Beijing Urban Construction Design & Development Group Company, Ltd., H Shares (B)	35,000	8,819
Boyaa Interactive International, Ltd. (A)	63,000	4,639
BYD Electronic International Company, Ltd.	65,000	341,009
C&D Property Management Group Company, Ltd. (A)	14,000	5,598
Cabbeen Fashion, Ltd.	40,000	17,615
CAR, Inc. (A)(C)	59,000	28,485
Central China Real Estate, Ltd.	113,732	52,756
Chaowei Power Holdings, Ltd.	88,000	36,051
Cheetah Mobile, Inc., ADR	4,594	8,269
China Aoyuan Group, Ltd.	93,000	90,488
China BlueChemical, Ltd., H Shares	264,000	41,935
China Cinda Asset Management Company, Ltd., H Shares	815,000	154,642
China CITIC Bank Corp., Ltd., H Shares	642,775	273,041
China Coal Energy Company, Ltd., H Shares	178,000	53,579
China Communications Construction Company, Ltd., H Shares	47,000	20,327
China Communications Services Corp., Ltd., H Shares	217,200	95,951
China Conch Venture Holdings, Ltd.	81,500	396,584
China Construction Bank Corp., H Shares	7,711,000	5,816,245
China Development Bank Financial Leasing Company, Ltd., H Shares (B)	122,000	18,111
China Dili Group (A)	190,600	67,433
China Dongxiang Group Company, Ltd.	530,000	55,454
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Eastern Airlines Corp., Ltd., H Shares	276,000	$119,614
China Electronics Optics Valley Union Holding Company, Ltd.	308,000	16,538
China Energy Engineering Corp., Ltd., H Shares	380,000	36,763
China Everbright Bank Company, Ltd., H Shares	261,000	99,541
China Evergrande Group (C)	202,000	388,258
China Galaxy Securities Company, Ltd., H Shares	260,500	163,434
China Harmony Auto Holding, Ltd.	105,500	50,298
China Hongqiao Group, Ltd.	249,000	228,285
China Huarong Asset Management Company, Ltd., H Shares (B)	808,000	89,698
China Huiyuan Juice Group, Ltd. (A)(C)(D)	212,500	13,842
China International Capital Corp., Ltd., H Shares (A)(B)	106,800	289,561
China International Marine Containers Group Company, Ltd., H Shares	49,900	72,665
China Kepei Education Group, Ltd.	14,000	9,760
China Lesso Group Holdings, Ltd.	123,000	192,721
China Life Insurance Company, Ltd., H Shares	98,000	215,745
China Lilang, Ltd.	22,000	15,013
China Literature, Ltd. (A)(B)(C)	14,400	113,206
China Machinery Engineering Corp., H Shares	115,000	30,442
China Maple Leaf Educational Systems, Ltd. (C)	126,000	33,200
China Medical System Holdings, Ltd.	105,000	117,305
China Merchants Bank Company, Ltd., H Shares	331,500	2,097,084
China Merchants Securities Company, Ltd., H Shares (B)	22,880	34,269
China Minsheng Banking Corp., Ltd., H Shares	489,900	279,267
China Modern Dairy Holdings, Ltd. (A)(C)	171,000	40,998
China Molybdenum Company, Ltd., H Shares (C)	96,000	62,813
China National Building Material Company, Ltd., H Shares	581,450	699,886
China New Higher Education Group, Ltd. (B)	27,000	16,827
China Oilfield Services, Ltd., H Shares	182,000	154,270
China Oriental Group Company, Ltd.	164,000	43,604
China Pacific Insurance Group Company, Ltd., H Shares	234,400	916,498
China Petroleum & Chemical Corp., ADR	6,198	276,431
China Petroleum & Chemical Corp., H Shares	1,022,000	455,138
China Railway Construction Corp., Ltd., H Shares	24,665	13,517
China Railway Group, Ltd., H Shares	379,000	167,255
China Railway Signal & Communication Corp., Ltd., H Shares (B)	83,000	27,863
China Reinsurance Group Corp., H Shares	441,000	45,495
China Resources Medical Holdings Company, Ltd.	61,000	52,397
China Resources Pharmaceutical Group, Ltd. (B)	138,500	71,219
China Sanjiang Fine Chemicals Company, Ltd.	105,000	32,751
China SCE Group Holdings, Ltd.	266,200	109,835

The accompanying notes are an integral part of the financial statements.	19

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Shanshui Cement Group, Ltd. (A)	117,000	$27,675
China Shenhua Energy Company, Ltd., H Shares	372,000	701,215
China Shineway Pharmaceutical Group, Ltd.	32,000	21,888
China Silver Group, Ltd. (A)	94,000	10,328
China Southern Airlines Company, Ltd., H Shares (A)	228,000	136,280
China Taifeng Beddings Holdings, Ltd. (A)(D)	204,000	12,789
China Tower Corp., Ltd., H Shares (B)	3,050,000	448,781
China Vanke Company, Ltd., H Shares	161,900	558,913
China XLX Fertiliser, Ltd.	115,000	37,116
China Yongda Automobiles Services Holdings, Ltd.	64,500	106,956
China ZhengTong Auto Services Holdings, Ltd. (A)(C)	160,000	17,785
China Zheshang Bank Company, Ltd., H Shares	42,000	20,545
China Zhongwang Holdings, Ltd. (A)	196,800	37,096
Chinasoft International, Ltd. (A)	100,000	111,761
Chongqing Rural Commercial Bank Company, Ltd., H Shares	275,000	112,163
CIFI Holdings Group Company, Ltd.	291,380	246,918
CITIC Securities Company, Ltd., H Shares	73,500	165,852
CITIC, Ltd.	492,130	348,443
CNOOC, Ltd.	2,026,000	1,858,698
CNOOC, Ltd., ADR	226	20,713
Cogobuy Group (A)(B)	74,000	14,517
Colour Life Services Group Company, Ltd. (A)(C)	6,169	2,765
Consun Pharmaceutical Group, Ltd.	19,000	7,454
COSCO SHIPPING Development Company, Ltd., H Shares	194,000	31,524
COSCO SHIPPING Energy Transportation Company, Ltd., H Shares	138,000	54,315
COSCO SHIPPING Holdings Company, Ltd., H Shares (A)	168,000	201,413
Cosmo Lady China Holdings Company, Ltd. (A)(B)	29,000	4,822
Country Garden Holdings Company, Ltd.	912,471	1,259,460
CPMC Holdings, Ltd.	76,000	35,145
CSPC Pharmaceutical Group, Ltd.	828,000	843,020
CT Environmental Group, Ltd. (A)(D)	164,000	6,473
Dali Foods Group Company, Ltd. (B)	114,500	65,443
Dexin China Holdings Company, Ltd. (A)	27,000	10,313
Dongfang Electric Corp., Ltd., H Shares	29,000	21,238
Dongfeng Motor Group Company, Ltd., H Shares	210,000	245,391
Dongyue Group, Ltd.	143,000	113,541
E-Commodities Holdings, Ltd. (A)	348,000	16,649
Everbright Securities Company, Ltd., H Shares (B)(C)	25,600	22,915
Fang Holdings, Ltd., ADR (A)	10	134
Fantasia Holdings Group Company, Ltd. (A)	172,500	30,018
FinVolution Group, ADR	6,095	16,274
Fosun International, Ltd.	195,460	306,981
Fu Shou Yuan International Group, Ltd.	52,000	48,878
Fufeng Group, Ltd. (A)	270,200	101,248
Fuyao Glass Industry Group Company, Ltd., H Shares (B)	30,400	167,331
Genertec Universal Medical Group Company, Ltd. (B)	99,000	73,941
GF Securities Company, Ltd., H Shares	82,600	116,787
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
GOME Retail Holdings, Ltd. (A)(C)	870,000	$104,464
Grand Baoxin Auto Group, Ltd. (A)	219,500	23,545
Great Wall Motor Company, Ltd., H Shares	292,500	1,006,372
Greatview Aseptic Packaging Company, Ltd.	25,000	14,630
Greenland Hong Kong Holdings, Ltd.	88,000	26,448
Greentown China Holdings, Ltd.	102,500	149,705
Guangshen Railway Company, Ltd., ADR	3,552	31,613
Guangshen Railway Company, Ltd., H Shares	34,000	6,147
Guangzhou Automobile Group Company, Ltd., H Shares	188,000	209,669
Guangzhou Baiyunshan Pharmaceutical Holdings Company, Ltd., H Shares	12,000	29,360
Guangzhou R&F Properties Company, Ltd., H Shares	190,800	245,740
Guorui Properties, Ltd.	84,000	8,362
Guotai Junan Securities Company, Ltd., H Shares (B)	34,600	50,418
Haichang Ocean Park Holdings, Ltd. (A)(B)	181,000	11,114
Haier Smart Home Company, Ltd., H Shares (A)	81,600	295,772
Hainan Meilan International Airport Company, Ltd., H Shares (A)	17,000	89,927
Haitian International Holdings, Ltd.	51,000	176,338
Haitong Securities Company, Ltd., H Shares	188,000	168,009
Harbin Bank Company, Ltd., H Shares (B)	74,000	9,566
Harbin Electric Company, Ltd., H Shares (A)	128,000	36,657
HC Group, Inc. (A)	98,000	14,032
Hengan International Group Company, Ltd.	64,000	453,158
Hiroca Holdings, Ltd.	8,000	17,445
Hisense Home Appliances Group Company, Ltd., H Shares	17,000	26,182
Honghua Group, Ltd. (A)	367,000	11,743
Honworld Group, Ltd. (B)	56,000	15,709
Hua Hong Semiconductor, Ltd. (A)(B)	12,000	68,318
Huatai Securities Company, Ltd., H Shares (B)	96,600	152,094
Huishang Bank Corp., Ltd., H Shares	63,300	20,780
Industrial & Commercial Bank of China, Ltd., H Shares	5,512,000	3,541,403
Inner Mongolia Yitai Coal Company, Ltd., H Shares	25,700	17,711
Jiangxi Copper Company, Ltd., H Shares	99,000	155,838
Jingrui Holdings, Ltd.	69,000	20,402
JinkoSolar Holding Company, Ltd., ADR (A)(C)	5,541	342,822
JNBY Design, Ltd.	9,500	11,033
JOYY, Inc., ADR (C)	5,041	403,179
Kaisa Group Holdings, Ltd. (A)	258,000	127,586
Kaisa Prosperity Holdings, Ltd. (A)	4,000	9,848
Kangda International Environmental Company, Ltd. (A)(B)	140,000	12,105
Kasen International Holdings, Ltd. (A)(C)	119,000	11,226
Kingsoft Corp., Ltd.	58,000	375,013
KWG Group Holdings, Ltd.	177,013	241,849
KWG Living Group Holdings, Ltd. (A)	88,506	71,924
Legend Holdings Corp., H Shares (B)	66,200	86,963
Lenovo Group, Ltd.	718,000	678,791
LexinFintech Holdings, Ltd., ADR (A)	6,928	46,418

The accompanying notes are an integral part of the financial statements.	20

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Livzon Pharmaceutical Group, Inc., H Shares	9,200	$35,648
Logan Group Company, Ltd.	111,000	181,838
Longfor Group Holdings, Ltd. (B)	152,500	892,045
Lonking Holdings, Ltd.	277,000	85,717
Luye Pharma Group, Ltd. (B)	154,000	71,636
Metallurgical Corp. of China, Ltd., H Shares	185,000	32,718
Minth Group, Ltd.	68,000	359,766
MOBI Development Company, Ltd.	70,000	5,334
Modern Land China Company, Ltd.	88,000	9,674
Momo, Inc., ADR	14,289	199,474
Nature Home Holding Company, Ltd. (A)	59,000	8,006
NetDragon Websoft Holdings, Ltd.	12,000	26,915
New China Life Insurance Company, Ltd., H Shares	38,400	149,788
NVC International Holdings, Ltd. (A)(C)	267,000	5,934
OneSmart International Education Group, Ltd., ADR (A)	3,636	13,817
Orient Securities Company, Ltd., H Shares (B)	50,800	35,854
PetroChina Company, Ltd., ADR	1,761	54,098
PetroChina Company, Ltd., H Shares	2,098,000	649,633
PICC Property & Casualty Company, Ltd., H Shares	570,000	431,214
Postal Savings Bank of China Company, Ltd., H Shares (B)	665,000	375,765
Powerlong Real Estate Holdings, Ltd.	178,000	123,074
Q Technology Group Company, Ltd. (C)	18,000	30,524
Qingdao Port International Company, Ltd., H Shares (B)	19,000	11,741
Qingling Motors Company, Ltd., H Shares	128,000	25,447
Qunxing Paper Holdings Company, Ltd. (A)(D)	634,371	0
Red Star Macalline Group Corp., Ltd., H Shares (B)	62,480	37,973
Redco Properties Group, Ltd. (B)	66,000	24,697
Redsun Properties Group, Ltd.	28,000	9,723
Ronshine China Holdings, Ltd. (A)	46,500	32,491
Sany Heavy Equipment International Holdings Company, Ltd.	64,000	47,983
Seazen Group, Ltd. (A)	180,000	150,358
Shandong Gold Mining Company, Ltd., H Shares (B)(C)	25,000	57,741
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	220,000	497,731
Shanghai Electric Group Company, Ltd., H Shares (A)	158,000	48,563
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	23,000	109,940
Shanghai Jin Jiang Capital Company, Ltd., H Shares	244,000	37,478
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	75,000	131,949
Shengjing Bank Company, Ltd., H Shares (A)(B)	17,500	16,311
Shenguan Holdings Group, Ltd.	90,000	3,601
Shenwan Hongyuan Group Company, Ltd., H Shares (B)	70,400	20,185
Shui On Land, Ltd.	390,961	54,436
Sihuan Pharmaceutical Holdings Group, Ltd.	177,000	18,669
SINA Corp. (A)(C)	7,964	337,514
Sino-Ocean Group Holding, Ltd.	333,973	66,657
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Sinopec Engineering Group Company, Ltd., H Shares	129,000	$55,697
Sinopec Shanghai Petrochemical Company, Ltd., H Shares	300,000	63,908
Sinopharm Group Company, Ltd., H Shares	122,800	297,891
Sinosoft Technology Group, Ltd. (A)	104,000	20,167
Sinotrans, Ltd., H Shares	242,000	88,071
Sinotruk Hong Kong, Ltd.	106,500	272,805
SOHO China, Ltd. (A)	247,000	73,466
Sun King Technology Group, Ltd.	108,000	29,543
Sunac China Holdings, Ltd.	266,000	983,261
Sunac Services Holdings, Ltd. (A)(B)	7,400	16,380
Sunshine 100 China Holdings, Ltd. (B)(C)	77,000	12,068
Tencent Music Entertainment Group, ADR (A)	17,896	344,319
Tenwow International Holdings, Ltd. (A)(D)	121,000	4,448
The People's Insurance Company Group of China, Ltd., H Shares	376,000	119,332
Tian Ge Interactive Holdings, Ltd. (A)(B)	44,000	5,163
Tianneng Power International, Ltd.	78,000	188,471
Tingyi Cayman Islands Holding Corp.	172,000	294,208
Tong Ren Tang Technologies Company, Ltd., H Shares	45,000	28,150
Tongcheng-Elong Holdings, Ltd. (A)	53,600	103,884
Tonly Electronics Holdings, Ltd.	9,000	13,380
TravelSky Technology, Ltd., H Shares	27,000	65,230
Trigiant Group, Ltd. (A)	158,000	15,718
Trip.com Group, Ltd., ADR (A)	33,826	1,140,951
Uni-President China Holdings, Ltd.	83,000	84,517
Vipshop Holdings, Ltd., ADR (A)	29,507	829,442
Want Want China Holdings, Ltd.	331,000	239,307
Weibo Corp., ADR (A)(C)	4,311	176,708
Weichai Power Company, Ltd., H Shares	160,000	321,715
Weiqiao Textile Company, H Shares	73,500	16,214
West China Cement, Ltd.	380,000	56,444
Wisdom Education International Holdings Company, Ltd.	38,000	18,547
Xiamen International Port Company, Ltd., H Shares	330,000	48,440
Xingda International Holdings, Ltd.	135,930	39,677
Xingfa Aluminium Holdings, Ltd.	29,000	27,341
Xinhua Winshare Publishing and Media Company, Ltd., H Shares	51,000	31,458
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares	47,000	94,709
Xinyuan Real Estate Company, Ltd., ADR	6,010	13,222
Xtep International Holdings, Ltd.	98,092	49,016
Yanzhou Coal Mining Company, Ltd., H Shares	262,000	209,976
YiChang HEC ChangJiang Pharmaceutical Company, Ltd., H Shares (B)(C)	23,800	27,135
Yiren Digital, Ltd., ADR (A)	7,156	23,901
Yum China Holdings, Inc.	6,831	389,982
Yuzhou Group Holdings Company, Ltd.	297,024	107,338
Zhaojin Mining Industry Company, Ltd., H Shares	78,000	92,950
Zhejiang Glass Company, Ltd., H Shares (A)(D)	162,000	0
Zhengzhou Coal Mining Machinery Group Company, Ltd., H Shares	25,400	34,549
Zhenro Properties Group, Ltd.	65,000	39,160
Zhong An Group, Ltd.	409,000	16,863

The accompanying notes are an integral part of the financial statements.	21

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Zhou Hei Ya International Holdings Company, Ltd. (A)(B)	34,500	$36,697
Zhuzhou CRRC Times Electric Company, Ltd., H Shares	47,900	209,305
Zijin Mining Group Company, Ltd., H Shares	572,000	648,061
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares	112,000	134,392
ZTE Corp., H Shares	62,400	157,163
ZTO Express Cayman, Inc., ADR	13,379	390,132
		57,593,796
Colombia - 0.2%
Cementos Argos SA	24,726	44,886
Grupo Argos SA	36,406	148,701
Grupo de Inversiones Suramericana SA	23,322	173,357
		366,944
Czech Republic - 0.1%
CEZ AS	12,084	289,824
Greece - 0.3%
Alpha Bank AE (A)	98,073	113,577
Bank of Greece	667	12,891
Ellaktor SA (A)	17,133	35,956
Eurobank Ergasias Services and Holdings SA (A)	179,251	125,928
Fourlis Holdings SA (A)	3,756	18,246
Hellenic Petroleum SA	6,586	43,371
Mytilineos SA	8,068	117,119
National Bank of Greece SA (A)	46,051	126,074
Piraeus Bank SA (A)	33,087	51,897
		645,059
Hong Kong - 8.1%
Ajisen China Holdings, Ltd.	147,000	24,806
Anxin-China Holdings, Ltd. (A)(D)	1,648,000	0
APT Satellite Holdings, Ltd.	28,000	6,291
Asian Citrus Holdings, Ltd. (A)	249,000	4,966
Atlas Corp.	9,130	98,969
Beijing Energy International Holding Company, Ltd. (A)	814,000	32,584
Beijing Enterprises Clean Energy Group, Ltd. (A)	600,000	10,128
Beijing Enterprises Holdings, Ltd.	49,000	160,022
Beijing Enterprises Water Group, Ltd. (A)	480,000	193,109
Bosideng International Holdings, Ltd.	272,000	138,694
Brilliance China Automotive Holdings, Ltd.	216,000	197,179
C C Land Holdings, Ltd.	240,126	53,240
C&D International Investment Group, Ltd.	14,000	21,713
CECEP COSTIN New Materials Group, Ltd. (A)(D)	348,000	0
CGN New Energy Holdings Company, Ltd. (A)	150,000	23,590
China Aerospace International Holdings, Ltd.	190,000	11,160
China Aircraft Leasing Group Holdings, Ltd.	23,000	19,891
China Education Group Holdings, Ltd.	47,000	90,657
China Everbright Greentech, Ltd. (B)	43,000	18,958
China Everbright, Ltd.	76,000	101,783
China Fiber Optic Network System Group, Ltd. (A)(D)	150,800	5,447
China Foods, Ltd.	42,000	13,765
China Gas Holdings, Ltd.	246,800	977,995
China Grand Pharmaceutical and Healthcare Holdings, Ltd.	60,000	53,278
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
China High Precision Automation Group, Ltd. (A)(D)	18,000	$2,159
China Jinmao Holdings Group, Ltd.	500,000	230,305
China Longevity Group Company, Ltd. (A)(D)	93,000	4,930
China Lumena New Materials Corp. (A)(C)(D)	2,036,000	0
China Mengniu Dairy Company, Ltd. (A)	76,000	458,215
China Merchants Land, Ltd.	260,000	38,203
China Merchants Port Holdings Company, Ltd.	136,622	167,235
China Mobile, Ltd.	606,000	3,454,475
China Mobile, Ltd., ADR	22,722	648,486
China New Town Development Company, Ltd.	300,165	6,973
China Oil & Gas Group, Ltd. (A)	1,020,000	55,987
China Overseas Grand Oceans Group, Ltd.	191,500	102,747
China Overseas Land & Investment, Ltd.	421,000	914,621
China Resources Cement Holdings, Ltd.	242,000	270,298
China Resources Gas Group, Ltd.	80,000	425,235
China Resources Land, Ltd.	366,000	1,508,246
China South City Holdings, Ltd.	498,000	73,842
China State Construction International Holdings, Ltd.	104,000	59,378
China Taiping Insurance Holdings Company, Ltd.	147,200	265,613
China Traditional Chinese Medicine Holdings Company, Ltd.	286,000	141,585
China Travel International Investment Hong Kong, Ltd. (A)	314,000	42,970
China Unicom Hong Kong, Ltd.	630,000	359,399
China Unicom Hong Kong, Ltd., ADR	11,833	67,211
China Vast Industrial Urban Development Company, Ltd. (B)	36,000	14,710
Chu Kong Shipping Enterprises Group Company, Ltd.	26,000	3,195
CIMC Enric Holdings, Ltd. (C)	56,000	33,588
CITIC Resources Holdings, Ltd. (A)	488,000	18,545
Concord New Energy Group, Ltd.	690,000	41,862
COSCO SHIPPING International Hong Kong Company, Ltd.	59,625	18,222
COSCO SHIPPING Ports, Ltd.	162,371	112,939
CP Pokphand Company, Ltd.	328,000	31,334
Dawnrays Pharmaceutical Holdings, Ltd.	117,000	21,129
Digital China Holdings, Ltd.	42,000	34,494
Far East Horizon, Ltd. (C)	183,000	188,632
GCL-Poly Energy Holdings, Ltd. (A)(C)	2,126,000	337,947
Geely Automobile Holdings, Ltd.	516,000	1,766,838
Gemdale Properties & Investment Corp., Ltd.	778,000	111,427
Glorious Property Holdings, Ltd. (A)	88,000	2,855
Glory Sun Financial Group, Ltd. (A)	236,000	10,056
Goldlion Holdings, Ltd.	36,000	7,297
Goldpac Group, Ltd.	46,000	8,384
Health & Happiness H&H International Holdings, Ltd.	14,000	51,878
Hi Sun Technology China, Ltd. (A)	375,000	48,953
Hopson Development Holdings, Ltd.	90,000	229,241
Hua Han Health Industry Holdings, Ltd. (A)(D)	880,000	24,065
Huanxi Media Group, Ltd. (A)	80,000	14,558
Jiayuan International Group, Ltd.	47,625	18,853
Joy City Property, Ltd.	328,000	20,086
Ju Teng International Holdings, Ltd.	130,000	38,924
Kingboard Holdings, Ltd.	88,130	371,838

The accompanying notes are an integral part of the financial statements.	22

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Kingboard Laminates Holdings, Ltd.	97,000	$158,490
Kunlun Energy Company, Ltd.	410,000	355,341
Lee & Man Paper Manufacturing, Ltd.	129,000	105,852
Lee's Pharmaceutical Holdings, Ltd.	54,000	32,760
Lifestyle China Group, Ltd. (A)	42,000	5,693
Min Xin Holdings, Ltd.	24,000	11,674
Mingyuan Medicare Development Company, Ltd. (A)(D)	1,300,000	0
Minmetals Land, Ltd.	118,000	13,252
New World Department Store China, Ltd. (A)	34,000	5,135
Nine Dragons Paper Holdings, Ltd.	185,000	262,986
Overseas Chinese Town Asia Holdings, Ltd.	52,000	10,786
PAX Global Technology, Ltd.	104,000	92,568
Poly Property Group Company, Ltd.	266,453	77,902
Pou Sheng International Holdings, Ltd. (A)	175,000	41,563
Prinx Chengshan Cayman Holding, Ltd.	7,500	8,091
Shanghai Industrial Holdings, Ltd.	37,000	50,567
Shanghai Industrial Urban Development Group, Ltd.	359,400	38,058
Shanghai Zendai Property, Ltd. (A)	765,000	4,417
Shenzhen International Holdings, Ltd.	109,163	176,375
Shenzhen Investment, Ltd.	331,271	113,674
Shimao Group Holdings, Ltd.	142,500	453,907
Shougang Fushan Resources Group, Ltd.	272,565	64,090
Silver Grant International Holdings Group, Ltd. (A)	160,000	18,794
Sino Biopharmaceutical, Ltd.	938,000	904,599
Sinofert Holdings, Ltd. (A)	300,000	29,450
Sinopec Kantons Holdings, Ltd.	160,000	55,762
Skyworth Group, Ltd. (A)	117,190	32,675
SSY Group, Ltd.	128,000	72,631
Symphony Holdings, Ltd.	20,000	2,219
TCL Electronics Holdings, Ltd. (A)	114,600	86,028
Texhong Textile Group, Ltd.	32,000	27,511
The Wharf Holdings, Ltd.	5,000	13,430
Tian An China Investment Company, Ltd.	54,000	32,303
Tianjin Port Development Holdings, Ltd.	478,000	38,818
Tomson Group, Ltd.	45,714	11,321
Tongda Group Holdings, Ltd.	590,000	43,389
United Energy Group, Ltd. (A)	160,000	31,600
Vinda International Holdings, Ltd.	26,000	71,100
Wasion Holdings, Ltd.	90,000	26,506
Yuexiu Property Company, Ltd.	829,542	166,911
Zhuhai Holdings Investment Group, Ltd. (A)	50,000	12,715
		18,899,131
Hungary - 0.2%
MOL Hungarian Oil & Gas PLC (A)	53,879	397,229
India - 11.5%
ACC, Ltd.	5,847	129,803
Adani Enterprises, Ltd.	21,676	141,839
Adani Gas, Ltd.	3,434	17,732
Adani Green Energy, Ltd. (A)	15,971	229,908
Adani Ports & Special Economic Zone, Ltd.	47,493	313,088
Adani Transmission, Ltd. (A)	9,644	57,549
Aditya Birla Capital, Ltd. (A)	55,560	64,485
Allcargo Logistics, Ltd.	10,467	19,202
Ambuja Cements, Ltd.	55,925	190,531
Apollo Tyres, Ltd.	28,578	69,773
Arvind Fashions, Ltd. (A)	4,243	8,960
Arvind, Ltd. (A)	12,009	7,695
Ashok Leyland, Ltd.	97,225	127,635
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Aster DM Healthcare, Ltd. (A)(B)	4,365	$9,972
Aurobindo Pharma, Ltd.	33,905	426,352
Axis Bank, Ltd. (A)	125,549	1,066,167
Bajaj Holdings & Investment, Ltd.	4,180	176,589
Balmer Lawrie & Company, Ltd.	11,041	19,379
Balrampur Chini Mills, Ltd. (A)	22,314	52,604
Bank of Baroda (A)	88,922	74,789
BEML, Ltd.	1,822	24,180
Bharat Electronics, Ltd.	59,808	98,939
Bharat Forge, Ltd.	10,204	73,426
Bharat Heavy Electricals, Ltd. (A)	72,839	35,809
Bharti Airtel, Ltd.	9,061	63,254
Birla Corp., Ltd.	4,591	45,335
Birlasoft, Ltd.	13,384	45,568
Brigade Enterprises, Ltd.	12,969	44,394
BSE, Ltd.	724	6,148
Cadila Healthcare, Ltd.	20,881	136,256
Canara Bank (A)	9,205	16,289
Ceat, Ltd.	2,623	38,884
Chambal Fertilizers & Chemicals, Ltd.	19,376	60,242
Chennai Super Kings Cricket, Ltd. (A)(D)	207,315	6,384
Cholamandalam Financial Holdings, Ltd.	5,037	37,051
Cipla, Ltd.	35,701	400,466
Container Corp. of India, Ltd.	14,589	79,578
Cyient, Ltd.	5,147	36,309
Dalmia Bharat, Ltd.	2,887	42,806
DB Corp., Ltd.	6,129	6,881
DCB Bank, Ltd. (A)	23,624	38,874
DCM Shriram, Ltd.	8,327	45,088
Dhani Services, Ltd.	3,974	17,337
Dishman Carbogen Amcis, Ltd. (A)	5,361	10,234
DLF, Ltd.	42,524	135,241
Edelweiss Financial Services, Ltd. (A)	46,814	43,923
EID Parry India, Ltd. (A)	12,265	57,607
Exide Industries, Ltd.	26,285	68,902
Federal Bank, Ltd. (A)	191,615	175,485
Finolex Industries, Ltd.	5,072	45,043
Firstsource Solutions, Ltd.	16,189	22,628
Fortis Healthcare, Ltd. (A)	23,713	50,152
GAIL India, Ltd.	196,137	331,950
General Insurance Corp. of India (A)(B)	8,025	15,257
GHCL, Ltd.	6,390	18,057
Glenmark Pharmaceuticals, Ltd.	13,855	93,385
Granules India, Ltd.	18,738	90,510
Grasim Industries, Ltd.	29,668	375,255
Gujarat Alkalies & Chemicals, Ltd.	3,130	15,224
Gujarat Ambuja Exports, Ltd.	15,820	25,610
Gujarat Fluorochemicals, Ltd. (A)	5,323	41,421
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	10,255	31,510
Gujarat Pipavav Port, Ltd.	15,449	20,483
Gujarat State Petronet, Ltd.	22,857	69,260
Hero MotoCorp, Ltd.	389	16,558
HFCL, Ltd. (A)	95,724	33,731
HIL, Ltd.	588	18,474
Hindalco Industries, Ltd.	140,404	461,246
ICICI Bank, Ltd. (A)	223,707	1,641,776
ICICI Bank, Ltd., ADR (A)	23,334	346,743
IDFC First Bank, Ltd. (A)	126,067	63,903
IDFC, Ltd. (A)	67,378	34,259
IIFL Finance, Ltd.	31,743	49,395
IIFL Securities, Ltd.	47,890	31,509
IIFL Wealth Management, Ltd.	2,557	35,259
Indiabulls Housing Finance, Ltd.	33,338	100,450
Indiabulls Real Estate, Ltd. (A)	41,734	46,689

The accompanying notes are an integral part of the financial statements.	23

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Indian Bank (A)	13,953	$16,365
Indus Towers, Ltd.	32,463	102,450
IndusInd Bank, Ltd. (A)	8,509	104,191
Jagran Prakashan, Ltd. (A)	12,700	7,442
JB Chemicals & Pharmaceuticals, Ltd.	537	7,473
Jindal Saw, Ltd.	29,627	30,842
Jindal Steel & Power, Ltd. (A)	52,794	193,341
JK Cement, Ltd.	2,921	75,933
JK Tyre & Industries, Ltd.	8,887	9,180
JM Financial, Ltd.	33,116	38,104
JSW Energy, Ltd.	51,942	48,358
JSW Steel, Ltd.	103,888	550,449
Jubilant Life Sciences, Ltd.	11,603	133,907
Just Dial, Ltd. (A)	1,950	16,902
Jyothy Labs, Ltd.	5,194	10,405
Kalpataru Power Transmission, Ltd.	9,196	40,424
Kaveri Seed Company, Ltd.	1,661	11,870
Kiri Industries, Ltd.	2,637	19,353
KPIT Technologies, Ltd.	13,384	25,983
KPR Mill, Ltd.	4,562	54,650
KRBL, Ltd.	2,618	8,803
L&T Finance Holdings, Ltd.	60,193	77,055
Larsen & Toubro, Ltd.	49,161	868,730
Laurus Labs, Ltd. (B)	14,325	69,392
LIC Housing Finance, Ltd.	39,247	194,364
Linde India, Ltd.	3,319	44,440
Lupin, Ltd.	23,401	313,476
Maharashtra Scooters, Ltd.	404	21,025
Maharashtra Seamless, Ltd.	4,212	18,464
Mahindra & Mahindra Financial Services, Ltd. (A)	59,708	142,764
Mahindra & Mahindra, Ltd.	68,622	679,041
Mahindra CIE Automotive, Ltd. (A)	17,673	41,501
Mahindra Lifespace Developers, Ltd. (A)	3,463	17,412
Manappuram Finance, Ltd.	27,778	63,150
Max Healthcare Institute, Ltd. (A)	21,489	41,213
MOIL, Ltd.	14,559	28,720
Mphasis, Ltd.	8,915	188,238
MRF, Ltd.	99	102,589
Muthoot Finance, Ltd.	6,646	109,841
NCC, Ltd.	25,675	20,329
NIIT, Ltd.	6,884	19,105
Nilkamal, Ltd.	1,287	26,419
NMDC, Ltd.	40,445	63,300
Oberoi Realty, Ltd. (A)	6,103	48,442
Omaxe, Ltd. (A)	5,567	6,256
Persistent Systems, Ltd.	6,511	135,220
Phillips Carbon Black, Ltd.	7,735	18,508
Piramal Enterprises, Ltd.	7,847	152,916
PNB Housing Finance, Ltd. (A)(B)	3,409	16,974
Polyplex Corp., Ltd.	2,563	25,043
Power Finance Corp., Ltd.	90,707	141,856
Prestige Estates Projects, Ltd.	20,468	74,607
PTC India, Ltd.	31,315	25,136
Punjab National Bank (A)	97,317	44,091
Quess Corp., Ltd. (A)(B)	1,882	13,942
Rain Industries, Ltd.	22,684	38,989
Rajesh Exports, Ltd.	8,931	59,448
Ramco Industries, Ltd.	4,270	13,198
Raymond, Ltd. (A)	1,181	5,476
RBL Bank, Ltd. (B)	21,550	68,216
REC, Ltd.	89,160	164,073
Redington India, Ltd.	44,685	81,076
Reliance Industries, Ltd., GDR (B)	124,451	6,785,120
Sharda Cropchem, Ltd.	2,311	8,527
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Shriram City Union Finance, Ltd.	2,480	$36,360
Shriram Transport Finance Company, Ltd.	13,889	199,240
Sobha, Ltd.	5,289	29,636
State Bank of India (A)	109,237	411,080
Steel Authority of India, Ltd. (A)	106,244	107,884
Sterlite Technologies, Ltd.	6,963	17,432
Strides Pharma Science, Ltd.	2,675	32,045
Sun Pharmaceutical Industries, Ltd.	54,244	438,992
Sun TV Network, Ltd.	7,964	52,492
TAKE Solutions, Ltd. (A)	7,707	5,627
Tata Chemicals, Ltd.	6,889	45,089
Tata Consumer Products, Ltd.	31,789	257,519
Tata Motors, Ltd. (A)	220,218	554,550
Tata Steel, Ltd.	34,913	307,924
Tech Mahindra, Ltd.	8,219	109,941
Techno Electric & Engineering Company, Ltd.	7,028	20,792
The Great Eastern Shipping Company, Ltd.	12,279	44,278
The India Cements, Ltd.	20,619	47,767
The Karnataka Bank, Ltd. (A)	7,142	5,658
The Karur Vysya Bank, Ltd. (A)	24,026	15,091
The South Indian Bank, Ltd. (A)	134,442	16,672
Transport Corp. of India, Ltd.	3,182	10,989
Trident, Ltd.	171,050	23,204
Tube Investments of India, Ltd.	1,822	19,964
TV18 Broadcast, Ltd. (A)	95,709	40,610
Uflex, Ltd.	7,789	40,065
Unichem Laboratories, Ltd.	4,453	15,879
UPL, Ltd.	31,035	198,583
Vardhman Textiles, Ltd. (A)	3,223	47,559
Vedanta, Ltd., ADR	61,204	537,371
Vodafone Idea, Ltd. (A)	275,824	40,314
Welspun Corp., Ltd.	14,025	25,667
Welspun Enterprises, Ltd.	9,451	11,287
Welspun India, Ltd.	12,315	11,511
Wipro, Ltd.	183,166	969,590
Wockhardt, Ltd. (A)	4,216	31,197
Yes Bank, Ltd. (A)	196,614	48,273
Zee Entertainment Enterprises, Ltd.	73,055	224,437
		26,857,355
Indonesia - 1.7%
Adaro Energy Tbk PT	1,772,000	180,585
Adhi Karya Persero Tbk PT	235,600	25,777
AKR Corporindo Tbk PT	49,400	11,193
Alam Sutera Realty Tbk PT (A)	2,635,100	45,440
Aneka Tambang Tbk	219,206	30,232
Asahimas Flat Glass Tbk PT (A)	62,500	12,015
Astra Agro Lestari Tbk PT	49,555	43,531
Astra International Tbk PT	669,200	287,636
Astrindo Nusantara Infrastructure Tbk PT (A)	5,572,200	19,830
Bakrie Telecom Tbk PT (A)(D)	17,557,300	31,241
Bank Danamon Indonesia Tbk PT	132,094	29,543
Bank Mandiri Persero Tbk PT	1,510,240	681,495
Bank Negara Indonesia Persero Tbk PT	591,381	260,407
Bank Pan Indonesia Tbk PT (A)	695,197	52,749
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	284,100	31,384
Bank Pembangunan Daerah Jawa Timur Tbk PT	625,600	30,285
Bank Tabungan Negara Persero Tbk PT	376,361	46,272
Barito Pacific Tbk PT (A)	229,300	17,971
Bekasi Fajar Industrial Estate Tbk PT (A)	817,800	10,487
BISI International Tbk PT	290,800	21,322
Blue Bird Tbk PT (A)	5,500	509

The accompanying notes are an integral part of the financial statements.	24

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Indonesia (continued)
Bukit Asam Tbk PT	380,100	$76,140
Bumi Serpong Damai Tbk PT (A)	499,400	43,644
Ciputra Development Tbk PT	1,290,744	90,593
Delta Dunia Makmur Tbk PT (A)	610,700	15,328
Elnusa Tbk PT	742,600	18,621
Erajaya Swasembada Tbk PT (A)	222,700	34,975
Indah Kiat Pulp & Paper Corp. Tbk PT	279,700	207,832
Indika Energy Tbk PT	225,300	27,787
Indo Tambangraya Megah Tbk PT	34,600	34,149
Indofood Sukses Makmur Tbk PT	483,100	235,629
Intiland Development Tbk PT (A)	1,316,300	20,608
Japfa Comfeed Indonesia Tbk PT	499,770	52,164
Jaya Real Property Tbk PT	215,500	9,206
Kawasan Industri Jababeka Tbk PT (A)	2,384,099	36,268
Lippo Karawaci Tbk PT (A)	4,020,148	61,312
Malindo Feedmill Tbk PT (A)	128,500	6,777
Medco Energi Internasional Tbk PT (A)	1,194,526	50,212
Media Nusantara Citra Tbk PT (A)	718,600	58,389
Pabrik Kertas Tjiwi Kimia Tbk PT	70,100	49,241
Paninvest Tbk PT (A)	116,800	7,184
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	318,000	31,164
PP Persero Tbk PT	292,600	38,933
Salim Ivomas Pratama Tbk PT (A)	670,100	20,065
Sentul City Tbk PT (A)	3,615,400	12,864
Siloam International Hospitals Tbk PT (A)	36,900	14,447
Sri Rejeki Isman Tbk PT	1,260,900	23,530
Suryainti Permata Tbk PT (A)(D)	1,446,000	0
Tiga Pilar Sejahtera Food Tbk (A)	1,428,300	39,641
Trias Sentosa Tbk PT	512,800	15,244
Truba Alam Manunggal Engineering PT (A)(D)	11,991,500	0
Tunas Baru Lampung Tbk PT	484,800	32,287
United Tractors Tbk PT	202,200	383,229
Vale Indonesia Tbk PT (A)	224,100	81,500
Waskita Beton Precast Tbk PT	1,406,800	27,468
Waskita Karya Persero Tbk PT	533,700	54,772
Wijaya Karya Persero Tbk PT	349,400	49,424
XL Axiata Tbk PT	403,300	78,439
		3,908,970
Malaysia - 2.0%
Aeon Company M BHD	28,600	7,620
AFFIN Bank BHD	127,305	58,315
AirAsia Group BHD (A)	217,600	48,148
Alliance Bank Malaysia BHD (A)	129,100	93,568
AMMB Holdings BHD	204,262	185,633
Batu Kawan BHD	3,100	13,805
Berjaya Assets BHD (A)	77,400	7,702
Berjaya Corp. BHD (A)	439,496	20,779
Berjaya Land BHD (A)	244,400	11,566
BIMB Holdings BHD	25,400	26,932
Boustead Holdings BHD (A)	116,088	18,092
Cahya Mata Sarawak BHD	52,100	27,530
CIMB Group Holdings BHD	567,823	607,946
Cypark Resources BHD (A)	54,200	18,266
DRB-Hicom BHD	93,400	48,417
Eastern & Oriental BHD	96,737	11,209
Eco World Development Group BHD (A)	84,300	10,326
Ekovest BHD (C)	146,600	19,049
FGV Holdings BHD	198,000	63,130
Gamuda BHD	99,430	96,376
Genting BHD	183,000	203,262
Genting Malaysia BHD	247,000	165,599
HAP Seng Consolidated BHD	8,620	18,447
Hengyuan Refining Company BHD (A)	28,800	42,966
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
HeveaBoard BHD	105,300	$18,772
Hong Leong Financial Group BHD	33,099	148,927
IJM Corp. BHD	264,060	113,861
Insas BHD	88,369	20,733
JAKS Resources BHD (A)	177,060	30,683
Jaya Tiasa Holdings BHD (A)	58,826	13,234
Keck Seng Malaysia BHD (A)	11,300	10,793
Land & General BHD (A)	437,820	14,164
Lotte Chemical Titan Holding BHD (B)	29,800	20,597
Magnum BHD	132,714	75,311
Mah Sing Group BHD	192,300	41,803
Malayan Banking BHD	331,537	697,949
Malaysia Airports Holdings BHD	36,700	54,115
Malaysia Building Society BHD	184,128	30,969
Malaysian Resources Corp. BHD	202,400	23,990
Matrix Concepts Holdings BHD	17,400	7,661
MBM Resources BHD	11,400	9,622
MISC BHD	106,200	181,667
MKH BHD	49,230	16,914
MMC Corp. BHD	68,600	15,394
MNRB Holdings BHD	36,891	8,975
Muhibbah Engineering (M) BHD	69,300	17,282
Oriental Holdings BHD	44,420	60,005
OSK Holdings BHD	212,897	47,717
Pos Malaysia BHD (A)	30,900	9,332
PPB Group BHD	30,500	140,502
RHB Bank BHD	140,789	191,053
Sapura Energy BHD (A)	1,155,500	35,971
Sime Darby BHD	307,400	176,933
Sime Darby Property BHD	271,300	44,907
SP Setia BHD Group	173,900	42,919
Sunway BHD	140,407	56,236
Ta Ann Holdings BHD	50,348	38,043
Tan Chong Motor Holdings BHD	6,300	1,976
Tropicana Corp. BHD (A)	161,380	34,137
UEM Edgenta BHD	32,900	15,646
UEM Sunrise BHD (A)	372,300	45,917
UMW Holdings BHD	48,800	41,350
United Malacca BHD	11,900	15,080
UOA Development BHD	106,900	44,936
Velesto Energy BHD (A)	428,800	14,932
Vivocom International Holdings BHD (A)	51,766	11,046
WCT Holdings BHD (A)	192,558	25,486
YNH Property BHD	34,619	23,743
YTL Corp. BHD (A)	602,137	114,686
		4,630,652
Mexico - 2.4%
Alfa SAB de CV, Class A (C)	370,181	266,388
Alpek SAB de CV (C)	49,200	42,600
Arca Continental SAB de CV	25,987	124,271
Banco del Bajio SA (A)(B)(C)	68,070	94,650
Cemex SAB de CV, Series CPO (A)	1,109,474	573,707
Coca-Cola Femsa SAB de CV	23,422	107,873
Consorcio ARA SAB de CV (A)	25,993	4,990
Controladora Nemak SAB de CV (A)	370,181	49,111
Corp. Actinver SAB de CV (A)	16,024	7,972
Credito Real SAB de CV (A)(C)	47,738	29,099
El Puerto de Liverpool SAB de CV, Series C1 (A)	13,794	48,343
Fomento Economico Mexicano SAB de CV	4,256	32,280
Gentera SAB de CV (A)(C)	115,192	57,482
Grupo Carso SAB de CV, Series A1 (A)(C)	34,769	115,230
Grupo Cementos de Chihuahua SAB de CV	14,906	90,277

The accompanying notes are an integral part of the financial statements.	25

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mexico (continued)
Grupo Comercial Chedraui SA de CV	28,776	$41,502
Grupo Elektra SAB de CV	1,530	101,298
Grupo Financiero Banorte SAB de CV, Series O (A)	183,982	1,013,776
Grupo Financiero Inbursa SAB de CV, Series O (A)	145,540	146,421
Grupo KUO SAB de CV, Series B	51,692	123,856
Grupo Mexico SAB de CV, Series B	242,225	1,027,230
Grupo Pochteca SAB de CV (A)	9,600	2,890
Grupo Sanborns SAB de CV (A)	135,592	131,235
Grupo Sports World SAB de CV (A)	10,769	3,794
Grupo Televisa SAB, Series CPO (A)	202,588	332,090
Industrias Bachoco SAB de CV, Series B	14,121	53,235
Industrias CH SAB de CV, Series B	21,296	101,132
Industrias Penoles SAB de CV (A)	8,071	137,210
Minera Frisco SAB de CV, Series A1 (A)	70,737	14,397
Minera Frisco SAB de CV, Series A2 (A)(C)	97,266	19,894
Nemak SAB de CV (B)(C)	122,637	35,251
Orbia Advance Corp. SAB de CV (C)	82,670	194,383
Organizacion Cultiba SAB de CV	51,197	43,995
Organizacion Soriana SAB de CV, Series B (A)	219,650	223,519
Promotora y Operadora de Infraestructura SAB de CV	6,552	58,094
Promotora y Operadora de Infraestructura SAB de CV, L Shares	3,141	17,045
Unifin Financiera SAB de CV (A)(C)	31,282	43,230
Vitro SAB de CV, Series A (A)	6,357	10,219
		5,519,969
Philippines - 1.0%
Alliance Global Group, Inc.	382,700	84,493
Ayala Corp.	11,030	189,784
Bank of the Philippine Islands	74,260	125,667
BDO Unibank, Inc.	154,227	343,380
Cebu Air, Inc. (A)	27,720	29,155
China Banking Corp.	75,528	39,226
Cosco Capital, Inc.	388,900	45,853
DMCI Holdings, Inc.	144,200	16,983
East West Banking Corp. (A)	74,300	16,699
EEI Corp. (A)	43,000	6,797
Filinvest Development Corp.	119,475	23,502
Filinvest Land, Inc.	937,500	21,870
First Philippine Holdings Corp.	29,660	47,584
Global Ferronickel Holdings, Inc. (A)	283,424	16,048
GT Capital Holdings, Inc.	4,619	56,287
JG Summit Holdings, Inc.	217,932	325,398
LT Group, Inc.	159,800	43,549
Megaworld Corp.	839,700	71,318
Metropolitan Bank & Trust Company	130,973	133,809
Nickel Asia Corp.	533,320	62,335
Petron Corp.	289,400	24,040
Philex Mining Corp.	161,300	16,616
Philippine National Bank (A)	65,310	39,923
Philtown Properties, Inc. (A)(D)	3,844	123
Phoenix Petroleum Philippines, Inc.	22,200	5,786
Premium Leisure Corp.	815,000	7,551
RFM Corp.	133,500	12,669
Rizal Commercial Banking Corp.	62,703	24,612
Robinsons Land Corp.	330,768	145,902
Robinsons Retail Holdings, Inc.	16,680	22,609
San Miguel Corp.	61,850	164,902
Security Bank Corp.	15,410	42,995
Top Frontier Investment Holdings, Inc. (A)	37,884	110,365
Union Bank of the Philippines	43,950	65,745
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Philippines (continued)
Vista Land & Lifescapes, Inc.	569,000	$55,496
		2,439,071
Poland - 0.7%
Alior Bank SA (A)	8,706	39,587
Bank Millennium SA (A)	57,979	50,799
Ciech SA (A)	2,826	24,437
Develia SA	22,340	11,838
Enea SA (A)	24,198	42,585
Grupa Azoty SA (A)	4,728	34,876
Grupa Lotos SA	4,036	44,806
Jastrzebska Spolka Weglowa SA (A)	2,583	18,040
KGHM Polska Miedz SA (A)	12,621	621,718
Lubelski Wegiel Bogdanka SA (A)	2,164	11,164
mBank SA (A)	914	44,092
PGE Polska Grupa Energetyczna SA (A)	63,994	111,837
PKP Cargo SA (A)	5,709	20,959
Polski Koncern Naftowy ORLEN SA	30,903	478,421
Powszechna Kasa Oszczednosci Bank Polski SA (A)	12,049	93,011
Stalexport Autostrady SA	15,820	14,445
Tauron Polska Energia SA (A)	64,088	46,841
		1,709,456
Russia - 1.2%
Gazprom PJSC, ADR	196,506	1,097,121
LUKOIL PJSC, ADR	22,853	1,554,302
Rosneft Oil Company PJSC, GDR	6,015	33,916
RusHydro PJSC, ADR	74,896	80,564
VTB Bank PJSC, GDR (A)	86,297	82,337
		2,848,240
South Africa - 3.9%
Absa Group, Ltd.	53,337	436,037
AECI, Ltd.	11,686	68,694
African Oxygen, Ltd.	7,992	13,550
African Rainbow Minerals, Ltd.	10,677	190,267
Alexander Forbes Group Holdings, Ltd.	120,790	32,487
Alviva Holdings, Ltd.	22,754	14,420
AngloGold Ashanti, Ltd.	4,187	96,504
Aspen Pharmacare Holdings, Ltd. (A)	24,524	209,696
Astral Foods, Ltd.	4,628	43,859
Balwin Properties, Ltd.	6,271	1,956
Barloworld, Ltd.	29,177	180,762
Blue Label Telecoms, Ltd. (A)	44,582	11,731
Caxton & CTP Publishers & Printers, Ltd. (A)	19,879	7,459
DataTec, Ltd. (A)	17,642	29,487
Discovery, Ltd.	28,018	292,907
Distell Group Holdings, Ltd.	3,034	19,628
Exxaro Resources, Ltd.	21,211	201,258
FirstRand, Ltd.	137,017	477,424
Gold Fields, Ltd., ADR	64,925	601,855
Grindrod, Ltd.	84,437	28,879
Harmony Gold Mining Company, Ltd. (A)	10,790	51,573
Hudaco Industries, Ltd.	5,065	27,944
Impala Platinum Holdings, Ltd.	47,215	649,873
Imperial Logistics, Ltd.	19,928	50,583
Investec, Ltd.	25,084	62,539
KAP Industrial Holdings, Ltd. (A)	320,850	69,473
Lewis Group, Ltd.	14,408	21,836
Liberty Holdings, Ltd.	15,664	66,688
Life Healthcare Group Holdings, Ltd. (A)	120,405	137,460
Long4Life, Ltd. (A)	31,563	7,069
Massmart Holdings, Ltd. (A)	9,208	26,380
Metair Investments, Ltd.	28,785	36,722
Momentum Metropolitan Holdings	112,808	121,002

The accompanying notes are an integral part of the financial statements.	26

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Africa (continued)
Motus Holdings, Ltd. (A)	14,065	$53,578
Mpact, Ltd.	23,460	22,171
MTN Group, Ltd.	198,567	819,521
Murray & Roberts Holdings, Ltd. (A)	60,191	32,913
Nedbank Group, Ltd.	29,166	257,566
Ninety One, Ltd.	12,542	37,715
Oceana Group, Ltd.	2,614	11,474
Old Mutual, Ltd.	238,727	193,740
Omnia Holdings, Ltd. (A)	26,143	82,083
Pepkor Holdings, Ltd. (B)	42,396	39,295
PPC, Ltd. (A)	168,790	15,892
Raubex Group, Ltd.	31,032	45,229
RCL Foods, Ltd.	35,643	20,535
Reunert, Ltd.	22,587	55,408
Sanlam, Ltd.	33,478	133,623
Sappi, Ltd. (A)	61,862	138,249
Sasol, Ltd. (A)	38,091	346,443
Sibanye Stillwater, Ltd.	203,741	821,140
Standard Bank Group, Ltd.	110,671	958,516
Super Group, Ltd. (A)	49,845	79,325
Telkom SA SOC, Ltd.	37,622	78,608
The Bidvest Group, Ltd.	15,088	161,552
The Foschini Group, Ltd. (A)	30,762	215,010
Tiger Brands, Ltd.	12,335	175,345
Trencor, Ltd.	40,666	11,132
Tsogo Sun Gaming, Ltd. (A)	30,381	10,528
Wilson Bayly Holmes-Ovcon, Ltd. (A)	7,646	47,181
		9,151,774
South Korea - 15.3%
Aekyung Petrochemical Company, Ltd. (A)	2,084	17,173
AJ Networks Company, Ltd. (A)	2,832	12,047
AK Holdings, Inc. (A)	743	17,223
Asia Cement Company, Ltd. (A)	32	2,139
ASIA Holdings Company, Ltd. (A)	241	20,093
BNK Financial Group, Inc. (A)	31,490	164,964
Bookook Securities Company, Ltd. (A)	501	9,840
Busan City Gas Company, Ltd. (A)	58	2,723
Chosun Refractories Company, Ltd. (A)	338	25,104
CJ CheilJedang Corp. (A)	1,034	363,163
CJ Corp. (A)	2,236	189,821
CJ Freshway Corp. (A)	575	10,106
CJ Logistics Corp. (A)	826	125,994
D.I Corp. (A)	4,680	20,617
Dae Dong Industrial Company, Ltd. (A)	3,364	21,158
Dae Han Flour Mills Company, Ltd. (A)	232	35,502
Dae Won Kang Up Company, Ltd. (A)	4,385	15,457
Daelim Industrial Company, Ltd. (A)	3,627	279,574
Daesang Corp. (A)	2,028	48,733
Daesang Holdings Company, Ltd. (A)	2,310	21,722
Daewoo Engineering & Construction Company, Ltd. (A)	24,993	114,868
Dahaam E-Tec Company, Ltd. (A)	2,630	89,821
Daihan Pharmaceutical Company, Ltd. (A)	563	17,097
Daishin Securities Company, Ltd. (A)	3,901	46,770
Daou Data Corp. (A)	1,778	20,978
Daou Technology, Inc. (A)	3,359	67,840
DB Financial Investment Company, Ltd. (A)	7,633	32,789
DB Insurance Company, Ltd. (A)	6,507	262,237
DB, Inc. (A)	19,825	14,555
Deutsch Motors, Inc.	3,904	26,663
DGB Financial Group, Inc. (A)	22,082	138,352
DI Dong Il Corp. (A)	216	29,113
Dongkuk Industries Company, Ltd. (A)	8,476	26,537
Dongkuk Steel Mill Company, Ltd. (A)	6,404	47,950
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Dongwon Development Company, Ltd. (A)	9,567	$44,607
Dongwon F&B Company, Ltd. (A)	122	20,116
Dongwon Industries Company, Ltd. (A)	176	36,067
Doosan Bobcat, Inc. (A)	4,079	111,685
Doosan Company, Ltd.	554	26,770
Doosan Fuel Cell Company, Ltd. (A)	2,095	103,431
Doosan Infracore Company, Ltd. (A)(C)	19,096	139,520
DTR Automotive Corp.	1,179	27,966
Easy Bio, Inc. (A)(D)	477	13,897
Easy Holdings Company, Ltd. (A)	3,872	14,631
E-MART, Inc. (A)	1,480	206,670
Eugene Corp. (A)	6,888	29,975
Eugene Investment & Securities Company, Ltd. (A)	11,471	41,806
Eusu Holdings Company, Ltd. (A)	1,407	7,440
Farmsco (A)	2,687	11,962
GS Engineering & Construction Corp. (A)	7,532	262,502
GS Global Corp. (A)	7,813	13,971
GS Holdings Corp. (A)	6,453	223,270
GS Home Shopping, Inc. (A)	370	47,454
Gwangju Shinsegae Company, Ltd. (A)	152	21,442
Halla Holdings Corp.	1,446	49,879
Hana Financial Group, Inc.	35,399	1,127,506
Handsome Company, Ltd. (A)	1,545	43,082
Hanil Holdings Company, Ltd.	2,975	29,883
Hanjin Transportation Company, Ltd. (A)	1,052	46,365
Hankook Tire & Technology Company, Ltd. (A)	9,820	356,763
Hanshin Construction Company, Ltd. (A)	1,844	28,467
Hansol Holdings Company, Ltd. (A)	5,241	17,812
Hansol Paper Company, Ltd.	2,920	37,294
Hansol Technics Company, Ltd. (A)	3,325	31,139
Hanwha Aerospace Company, Ltd. (A)	2,248	59,078
Hanwha Corp. (A)	4,500	117,519
Hanwha General Insurance Company, Ltd. (A)	5,427	19,182
Hanwha Investment & Securities Company, Ltd. (A)	15,071	30,563
Hanwha Life Insurance Company, Ltd. (A)	43,282	97,466
Hanwha Solutions Corp. (A)	9,430	416,881
Harim Holdings Company, Ltd. (A)	5,472	45,438
Heungkuk Fire & Marine Insurance Company, Ltd. (A)	6,321	16,481
Hitejinro Holdings Company, Ltd. (A)	995	13,797
Huvis Corp. (A)	3,715	28,242
Huvitz Company, Ltd. (A)	1,341	9,208
Hyosung Corp. (A)	1,204	84,819
Hyosung Heavy Industries Corp. (A)	742	42,611
Hyundai Construction Equipment Company, Ltd. (A)	1,613	48,778
Hyundai Corp. (A)	1,339	19,715
Hyundai Corp. Holdings, Inc. (A)	1,811	18,770
Hyundai Department Store Company, Ltd. (A)	1,847	121,685
Hyundai Electric & Energy System Company, Ltd. (A)	2,220	33,605
Hyundai Engineering & Construction Company, Ltd. (A)	7,065	243,959
Hyundai Futurenet Company, Ltd. (A)	8,894	31,608
Hyundai Greenfood Company, Ltd. (A)	5,234	42,260
Hyundai Heavy Industries Holdings Company, Ltd. (A)	716	187,208
Hyundai Home Shopping Network Corp. (A)	652	49,046

The accompanying notes are an integral part of the financial statements.	27

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Hyundai Livart Furniture Company, Ltd. (A)	1,327	$19,524
Hyundai Marine & Fire Insurance Company, Ltd. (A)	8,489	177,989
Hyundai Mipo Dockyard Company, Ltd. (A)	3,037	134,474
Hyundai Mobis Company, Ltd. (A)	4,537	1,067,856
Hyundai Motor Company	9,379	1,662,456
Hyundai Motor Securities Company, Ltd. (A)	3,480	40,433
Hyundai Steel Company (A)	6,801	248,565
Hyundai Wia Corp. (A)	2,177	107,534
Industrial Bank of Korea	26,166	213,373
Interpark Corp. (A)	5,387	10,669
INTOPS Company, Ltd.	1,374	38,215
Iones Company, Ltd. (A)	4,034	26,416
Jahwa Electronics Company, Ltd. (A)	2,057	43,276
JB Financial Group Company, Ltd. (A)	16,807	87,351
Jeil Savings Bank (A)(D)	1,820	0
KAON Media Company, Ltd. (A)	3,214	18,916
KB Financial Group, Inc.	5,839	231,908
KB Financial Group, Inc., ADR	39,288	1,555,805
KC Company, Ltd. (A)	1,496	38,176
KCC Corp.	347	63,182
KCC Glass Corp. (A)	939	31,875
Kia Motors Corp. (A)	20,872	1,202,577
KISCO Corp. (A)	4,131	24,894
KISCO Holdings Company, Ltd. (A)	1,536	20,091
KISWIRE, Ltd. (A)	1,554	21,049
KIWOOM Securities Company, Ltd. (A)	1,432	167,286
Kolmar Korea Holdings Company, Ltd. (A)	1,323	31,670
Kolon Corp. (A)	898	18,063
Kolon Industries, Inc. (A)	2,219	84,009
Korea Asset In Trust Company, Ltd.	9,060	32,896
Korea Electric Terminal Company, Ltd.	561	32,168
Korea Investment Holdings Company, Ltd. (A)	4,028	293,514
Korea Line Corp. (A)	25,690	71,978
Korea Petrochemical Industrial Company, Ltd. (A)	441	93,571
Korea Real Estate Investment & Trust Company, Ltd. (A)	14,635	27,242
Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	2,882	288,638
Korea Zinc Company, Ltd. (A)	845	312,920
Korean Air Lines Company, Ltd. (A)	9,135	229,285
Korean Reinsurance Company (A)	9,470	68,857
Kortek Corp. (A)	1,806	14,961
KPX Chemical Company, Ltd.	660	33,376
KSS LINE, Ltd. (A)	3,562	33,972
KT Skylife Company, Ltd. (A)	1,768	14,358
KT&G Corp.	2,902	222,193
KTB Investment & Securities Company, Ltd. (A)	8,806	25,884
Kukdo Chemical Company, Ltd. (A)	308	15,322
Kumho Tire Company, Inc. (A)	7,054	24,561
Kyeryong Construction Industrial Company, Ltd. (A)	1,547	39,928
LF Corp. (A)	2,312	31,329
LG Corp. (A)	6,678	538,867
LG Display Company, Ltd., ADR	58,346	492,440
LG Electronics, Inc.	15,640	1,947,519
LG Hausys, Ltd. (A)	659	47,375
LG HelloVision Company, Ltd. (A)	3,836	13,721
LG International Corp. (A)	2,902	66,107
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
LG Uplus Corp. (A)	18,651	$201,959
Lotte Chemical Corp. (A)	1,193	303,765
Lotte Chilsung Beverage Company, Ltd. (A)	305	30,481
Lotte Corp. (A)	2,012	65,452
LOTTE Fine Chemical Company, Ltd. (A)	1,849	94,108
Lotte Food Company, Ltd. (A)	34	10,382
LOTTE Himart Company, Ltd. (A)	1,006	28,905
Lotte Non-Life Insurance Company, Ltd. (A)	5,459	8,803
Lotte Shopping Company, Ltd. (A)	1,153	109,046
LS Corp. (A)	1,793	118,138
Mando Corp. (A)	1,208	65,531
Meritz Financial Group, Inc. (A)	4,707	42,568
Meritz Fire & Marine Insurance Company, Ltd. (A)	7,460	100,385
Meritz Securities Company, Ltd. (A)	35,902	121,384
Mirae Asset Daewoo Company, Ltd. (A)	33,985	295,924
Mirae Asset Life Insurance Company, Ltd. (A)	12,332	43,761
MK Electron Company, Ltd. (A)	4,085	39,758
Muhak Company, Ltd. (A)	2,080	13,773
Namyang Dairy Products Company, Ltd. (A)	58	15,224
Nexen Corp. (A)	3,733	15,936
Nexen Tire Corp. (A)	6,465	36,845
NH Investment & Securities Company, Ltd. (A)	12,340	128,596
NHN Corp. (A)	941	64,726
Nong Shim Holdings Company, Ltd. (A)	402	28,660
NongShim Company, Ltd. (A)	255	70,492
NS Shopping Company, Ltd. (A)	1,078	12,009
OCI Company, Ltd. (A)	1,606	137,707
Orion Holdings Corp. (A)	2,756	33,517
Paik Kwang Industrial Company, Ltd. (A)	8,300	25,387
Pan Ocean Company, Ltd. (A)	26,446	122,392
Paradise Company, Ltd. (A)	2,760	38,939
Poonglim Industrial Company, Ltd. (A)(D)	189	14
Poongsan Corp. (A)	2,423	62,482
Poongsan Holdings Corp. (A)	753	19,775
POSCO	6,287	1,570,992
Posco International Corp. (A)	5,969	80,077
Rayence Company, Ltd. (A)	1,351	13,641
S&T Dynamics Company, Ltd.	2,942	15,960
S&T Holdings Company, Ltd.	1,460	20,042
S&T Motiv Company, Ltd.	1,396	63,565
Sam Young Electronics Company, Ltd. (A)	938	8,817
Samho Development Company, Ltd. (A)	4,213	16,603
Sammok S-Form Company, Ltd. (A)	1,315	10,445
SAMPYO Cement Company, Ltd. (A)	4,134	15,204
Samsung C&T Corp. (A)	4,883	621,577
Samsung Card Company, Ltd. (A)	3,308	98,999
Samsung Electronics Company, Ltd.	46,827	3,496,831
Samsung Electronics Company, Ltd., GDR	100	181,879
Samsung Fire & Marine Insurance Company, Ltd. (A)	3,605	622,755
Samsung Heavy Industries Company, Ltd. (A)	37,701	244,885
Samsung Life Insurance Company, Ltd. (A)	5,063	369,455
Samsung Securities Company, Ltd. (A)	4,810	179,458
SAMT Company, Ltd. (A)	11,604	25,872
Samyang Corp. (A)	258	14,351
Samyang Holdings Corp. (A)	535	36,720
Sangsangin Company, Ltd. (A)	7,001	41,415

The accompanying notes are an integral part of the financial statements.	28

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Sebang Company, Ltd. (A)	1,153	$12,372
Sebang Global Battery Company, Ltd. (A)	921	58,354
Sejong Industrial Company, Ltd. (A)	1,547	13,193
SGC e Tec E&C Company, Ltd.	138	7,752
SGC Energy Company, Ltd. (A)	82	2,962
Shindaeyang Paper Company, Ltd. (A)	267	15,699
Shinhan Financial Group Company, Ltd.	2,494	74,005
Shinhan Financial Group Company, Ltd., ADR	44,471	1,323,457
Shinsegae Engineering & Construction Company, Ltd. (A)	621	15,366
Shinsegae Food Company, Ltd. (A)	268	16,124
Shinsegae Information & Communication Company, Ltd. (A)	294	33,976
Shinsegae, Inc. (A)	886	195,696
Shinwha Intertek Corp. (A)	4,441	13,451
Shinyoung Securities Company, Ltd.	970	47,063
SK Discovery Company, Ltd. (A)	1,496	90,777
SK Gas, Ltd. (A)	496	47,838
SK Holdings Company, Ltd.	2,806	622,537
SK Hynix, Inc.	10,541	1,151,378
SK Innovation Company, Ltd. (A)	3,778	662,663
SK Networks Company, Ltd. (A)	21,423	95,866
SK Securities Company, Ltd. (A)	27,076	20,029
SL Corp. (A)	1,618	24,253
Solus Advanced Materials Company, Ltd. (A)	1,022	46,694
Sungshin Cement Company, Ltd. (A)	3,637	24,551
Sungwoo Hitech Company, Ltd. (A)	2,984	15,685
Sunjin Company, Ltd. (A)	2,276	23,716
Taekwang Industrial Company, Ltd. (A)	65	47,973
Taeyoung Engineering & Construction Company, Ltd. (A)	2,234	24,322
Tongyang Life Insurance Company, Ltd. (A)	7,644	24,805
Tovis Company, Ltd. (A)	1,305	9,249
TS Corp. (A)	1,273	26,922
TY Holdings Company, Ltd. (A)	2,153	55,014
Unid Company, Ltd.	746	33,211
Wonik Holdings Company, Ltd. (A)	5,948	34,759
Woori Financial Group, Inc. (C)	58,729	526,926
Young Poong Corp. (A)	51	25,283
Youngone Corp.	3,192	93,306
Youngone Holdings Company, Ltd. (A)	920	32,000
Yuanta Securities Korea Company, Ltd. (A)	11,703	33,011
Zeus Company, Ltd. (A)	1,798	47,955
		35,617,188
Taiwan - 16.6%
Acer, Inc. (C)	256,452	216,382
ACES Electronic Company, Ltd.	18,000	27,135
Advanced International Multitech Company, Ltd.	13,000	18,883
Advancetek Enterprise Company, Ltd.	35,186	22,526
AGV Products Corp. (A)	87,716	31,130
Alpha Networks, Inc.	31,773	35,414
AmTRAN Technology Company, Ltd. (A)	53,000	23,636
Apacer Technology, Inc.	11,000	15,419
APCB, Inc.	37,000	27,100
Apex International Company, Ltd.	7,000	17,122
Ardentec Corp.	45,000	62,055
ASE Technology Holding Company, Ltd.	214,000	620,776
Asia Cement Corp.	265,805	409,384
Asia Polymer Corp.	49,615	38,025
Asia Tech Image, Inc.	12,000	22,755
Asia Vital Components Company, Ltd.	38,328	90,497
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Asustek Computer, Inc.	68,000	$607,288
Audix Corp.	21,000	34,379
AVY Precision Technology, Inc.	24,990	22,275
BES Engineering Corp.	212,700	75,798
Capital Securities Corp.	229,403	110,729
Career Technology MFG. Company, Ltd.	61,200	76,416
Casetek Holdings, Ltd.	22,000	68,502
Catcher Technology Company, Ltd. (C)	96,000	705,889
Cathay Financial Holding Company, Ltd.	904,423	1,361,863
Cathay Real Estate Development Company, Ltd.	46,400	32,878
Central Reinsurance Company, Ltd.	31,500	25,491
Champion Building Materials Company, Ltd. (A)	65,132	18,127
Chang Hwa Commercial Bank, Ltd.	463,929	296,515
Channel Well Technology Company, Ltd.	16,000	25,218
CHC Healthcare Group	21,000	29,640
Chen Full International Company, Ltd.	15,000	21,773
Cheng Loong Corp.	68,320	82,766
Cheng Uei Precision Industry Company, Ltd.	56,629	95,245
Chilisin Electronics Corp.	24,000	95,981
China Airlines, Ltd. (A)	264,910	113,900
China Bills Finance Corp.	95,000	50,414
China Chemical & Pharmaceutical Company, Ltd.	34,000	28,590
China Development Financial Holding Corp.	1,043,208	345,444
China General Plastics Corp.	35,700	32,369
China Life Insurance Company, Ltd. (C)	299,682	237,191
China Man-Made Fiber Corp. (A)	171,552	68,493
China Metal Products Company, Ltd.	42,513	48,197
China Motor Corp. (A)	30,250	54,557
China Petrochemical Development Corp.	275,677	114,580
China Steel Corp.	1,321,180	1,164,724
China Wire & Cable Company, Ltd.	26,380	26,734
Chin-Poon Industrial Company, Ltd.	43,571	49,322
Chipbond Technology Corp.	80,000	189,403
ChipMOS Technologies, Inc.	66,938	82,009
Chong Hong Construction Company, Ltd.	10,000	28,513
Chun Yuan Steel Industry Company, Ltd.	50,874	26,010
Chung Hung Steel Corp. (A)	38,625	21,698
Chung Hwa Pulp Corp. (A)	74,977	32,596
Chung-Hsin Electric & Machinery Manufacturing Corp.	46,500	88,892
CMC Magnetics Corp.	152,470	51,617
Compal Electronics, Inc.	523,000	385,957
Compeq Manufacturing Company, Ltd. (C)	111,000	172,463
Continental Holdings Corp.	49,050	36,182
Coretronic Corp.	53,000	76,683
CTBC Financial Holding Company, Ltd.	2,135,348	1,498,741
DA CIN Construction Company, Ltd.	20,000	19,217
Darfon Electronics Corp.	16,000	24,749
Darwin Precisions Corp. (A)	37,000	18,625
Delpha Construction Company, Ltd.	3,826	1,912
Depo Auto Parts Industrial Company, Ltd.	21,000	52,261
Dynamic Electronics Company, Ltd. (A)	74,633	51,748
Dynapack International Technology Corp.	10,000	30,098
E Ink Holdings, Inc.	76,000	124,271
E.Sun Financial Holding Company, Ltd.	76,660	69,774
Edom Technology Company, Ltd.	34,000	28,439
Elite Semiconductor Microelectronics Technology, Inc. (C)	35,000	80,859
Elitegroup Computer Systems Company, Ltd. (A)	65,104	60,218

The accompanying notes are an integral part of the financial statements.	29

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
EnTie Commercial Bank Company, Ltd.	58,000	$33,275
Epistar Corp. (A)	19,312	29,183
Eson Precision Ind Company, Ltd.	12,000	27,063
Eternal Materials Company, Ltd.	12,000	15,631
Eva Airways Corp.	287,725	135,044
Everest Textile Company, Ltd. (A)	52,085	18,303
Evergreen International Storage & Transport Corp.	85,600	61,791
Evergreen Marine Corp. Taiwan, Ltd. (A)	316,655	459,772
Everlight Chemical Industrial Corp.	83,250	50,579
Everlight Electronics Company, Ltd.	59,000	88,851
Excelsior Medical Company, Ltd.	16,573	33,122
Far Eastern Department Stores, Ltd.	148,720	127,157
Far Eastern International Bank	318,553	123,100
Far Eastern New Century Corp.	408,249	421,348
Farglory Land Development Company, Ltd.	28,530	57,217
First Financial Holding Company, Ltd.	933,984	710,732
First Steamship Company, Ltd.	84,809	34,769
Formosa Advanced Technologies Company, Ltd.	25,000	33,693
Formosa Chemicals & Fibre Corp.	194,000	585,367
Formosa Laboratories, Inc. (A)	19,543	32,723
Formosa Plastics Corp.	30,000	103,042
Formosa Taffeta Company, Ltd.	67,000	74,137
Formosan Rubber Group, Inc.	33,020	29,200
Formosan Union Chemical	48,812	27,135
Foxconn Technology Company, Ltd.	74,626	142,161
Froch Enterprise Company, Ltd.	33,060	17,075
Fubon Financial Holding Company, Ltd.	758,417	1,263,033
Fulltech Fiber Glass Corp. (A)	45,000	23,436
G Shank Enterprise Company, Ltd.	40,535	29,905
Gemtek Technology Corp. (A)	32,000	34,759
General Interface Solution Holding, Ltd.	29,000	118,531
Giantplus Technology Company, Ltd.	31,000	13,047
Global Brands Manufacture, Ltd.	40,806	36,818
Globe Union Industrial Corp.	51,750	28,169
Gloria Material Technology Corp.	83,684	51,270
Gold Circuit Electronics, Ltd. (A)	44,000	79,218
Goldsun Building Materials Company, Ltd.	123,540	110,053
Grand Ocean Retail Group, Ltd.	13,000	9,910
Grand Pacific Petrochemical (A)	77,000	65,211
Great China Metal Industry	33,000	27,391
Great Wall Enterprise Company, Ltd.	29,754	53,842
Hannstar Board Corp.	39,750	61,540
HannStar Display Corp. (A)	320,842	140,937
HannsTouch Solution, Inc.	64,000	25,804
Hey Song Corp.	40,000	46,909
Ho Tung Chemical Corp. (A)	150,399	55,797
Hon Hai Precision Industry Company, Ltd.	904,448	2,965,635
Hong Pu Real Estate Development Company, Ltd.	27,000	22,102
Hsing TA Cement Company, Ltd.	38,000	27,093
HUA ENG Wire & Cable Company, Ltd.	42,000	20,520
Hua Nan Financial Holdings Company, Ltd. (C)	594,288	386,326
Hung Sheng Construction, Ltd.	42,240	29,475
IBF Financial Holdings Company, Ltd.	353,740	161,863
Ichia Technologies, Inc.	25,000	16,496
Innolux Corp. (A)(C)	657,561	330,933
Integrated Service Technology, Inc.	9,000	18,486
International CSRC Investment Holdings Company	102,383	94,589
Inventec Corp. (C)	267,000	228,390
Jarllytec Company, Ltd.	9,000	22,633
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Jess-Link Products Company, Ltd.	13,000	$16,866
Jih Sun Financial Holdings Company, Ltd.	276,778	124,178
Kaimei Electronic Corp.	13,300	43,493
Kenda Rubber Industrial Company, Ltd.	39,520	49,202
King Yuan Electronics Company, Ltd.	168,796	209,242
King's Town Bank Company, Ltd.	113,000	156,212
King's Town Construction Company, Ltd. (A)	7,300	10,238
Kinpo Electronics, Inc.	183,269	79,404
Kinsus Interconnect Technology Corp.	22,000	63,535
Kuo Toong International Company, Ltd.	18,248	15,214
L&K Engineering Company, Ltd.	17,000	18,064
Lealea Enterprise Company, Ltd. (A)	90,124	42,406
Lida Holdings, Ltd.	4,640	5,971
Lingsen Precision Industries, Ltd. (A)	73,481	37,353
Lite-On Technology Corp.	164,000	290,974
Longchen Paper & Packaging Company, Ltd.	100,177	83,094
Macronix International	129,000	194,907
Mega Financial Holding Company, Ltd. (C)	745,472	791,234
Mercuries & Associates Holding, Ltd.	47,815	35,300
Mercuries Life Insurance Company, Ltd. (A)	53,094	16,332
Mitac Holdings Corp.	108,316	113,985
MPI Corp.	11,000	44,162
Nan Ya Plastics Corp.	79,000	202,390
Nanya Technology Corp.	148,000	458,844
Nien Hsing Textile Company, Ltd. (A)	27,310	16,828
Nishoku Technology, Inc.	7,800	30,376
O-Bank Company, Ltd.	52,538	12,969
OptoTech Corp. (A)	39,439	38,707
Pacific Construction Company (A)	38,289	13,593
Pan Jit International, Inc.	13,000	25,107
Pan-International Industrial Corp.	44,481	40,700
Pegatron Corp. (C)	250,660	601,780
Pou Chen Corp.	233,348	261,049
President Securities Corp.	95,721	62,730
Prince Housing & Development Corp.	142,555	58,378
Prodisc Technology, Inc. (A)(D)	762,000	0
Qisda Corp.	210,280	217,148
Quanta Storage, Inc.	23,000	31,971
Radium Life Tech Company, Ltd.	102,621	43,984
Rechi Precision Company, Ltd.	20,000	14,892
Ritek Corp. (A)	57,799	22,524
Ruentex Development Company, Ltd.	77,343	112,655
Ruentex Industries, Ltd.	33,000	81,937
Sampo Corp.	43,470	40,354
San Far Property, Ltd.	27,585	15,890
Sanyang Motor Company, Ltd.	48,000	61,045
Sesoda Corp.	42,912	36,908
Shan-Loong Transportation Company, Ltd.	23,000	26,335
Sheng Yu Steel Company, Ltd.	22,000	19,610
ShenMao Technology, Inc.	8,000	8,184
Shihlin Electric & Engineering Corp.	21,000	38,011
Shin Kong Financial Holding Company, Ltd. (C)	893,997	281,148
Shining Building Business Company, Ltd. (A)	55,118	32,328
Shinkong Insurance Company, Ltd.	34,000	46,840
Shinkong Synthetic Fibers Corp.	132,239	67,140
Sigurd Microelectronics Corp.	47,773	77,129
Sincere Navigation Corp.	24,000	19,418
Sinher Technology, Inc.	8,000	13,378
Sinon Corp.	71,650	54,882

The accompanying notes are an integral part of the financial statements.	30

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
SinoPac Financial Holdings Company, Ltd.	1,133,931	$462,548
Sirtec International Company, Ltd.	23,800	23,545
Siward Crystal Technology Company, Ltd.	20,000	17,222
Sunplus Technology Company, Ltd. (A)	58,000	37,864
Sunrex Technology Corp.	11,678	27,061
Supreme Electronics Company, Ltd.	12,000	14,677
Sweeten Real Estate Development Company, Ltd.	41,547	32,493
Synnex Technology International Corp.	134,000	224,517
TA Chen Stainless Pipe	85,894	95,864
Ta Ya Electric Wire & Cable	54,893	39,374
Taichung Commercial Bank Company, Ltd.	443,266	171,277
Taiflex Scientific Company, Ltd.	24,100	46,956
Tainan Spinning Company, Ltd.	164,638	88,021
Taishin Financial Holding Company, Ltd.	931,233	439,837
Taita Chemical Company, Ltd.	64,086	89,046
Taiwan Business Bank	493,028	170,966
Taiwan Cement Corp. (C)	788,318	1,213,689
Taiwan Chinsan Electronic Industrial Company, Ltd. (A)	14,420	22,793
Taiwan Cooperative Financial Holding Company, Ltd.	813,725	590,016
Taiwan Fertilizer Company, Ltd.	65,000	125,570
Taiwan Fire & Marine Insurance Company, Ltd.	41,000	29,931
Taiwan FU Hsing Industrial Company, Ltd.	31,000	49,538
Taiwan Glass Industry Corp. (A)	112,319	78,141
Taiwan Hon Chuan Enterprise Company, Ltd.	40,000	85,965
Taiwan Kolin Company, Ltd. (A)(D)	327,000	0
Taiwan PCB Techvest Company, Ltd.	36,000	57,032
Taiwan Styrene Monomer	38,000	25,543
Taiwan Surface Mounting Technology Corp.	26,225	120,926
Taiyen Biotech Company, Ltd.	26,137	30,430
Tatung Company, Ltd. (A)	116,000	109,491
Teco Electric & Machinery Company, Ltd.	132,000	130,084
The Ambassador Hotel (A)	29,000	31,312
Thye Ming Industrial Company, Ltd.	31,000	32,686
Ton Yi Industrial Corp. (A)	119,000	50,263
Tong Yang Industry Company, Ltd.	40,627	56,511
Tong-Tai Machine & Tool Company, Ltd.	46,588	26,565
TOPBI International Holdings, Ltd.	8,077	5,279
Topoint Technology Company, Ltd.	29,190	28,776
TPK Holding Company, Ltd. (A)	41,000	67,782
Tsann Kuen Enterprise Company, Ltd.	7,000	5,011
TSRC Corp.	28,000	23,266
Tung Ho Steel Enterprise Corp.	109,000	141,771
TXC Corp.	41,000	109,615
TYC Brother Industrial Company, Ltd.	15,511	13,053
Tycoons Group Enterprise (A)	30,371	8,776
Tyntek Corp.	36,000	22,215
U-Ming Marine Transport Corp.	67,000	88,139
Unimicron Technology Corp.	152,000	474,874
Union Bank of Taiwan	246,021	94,204
Unitech Printed Circuit Board Corp.	74,194	58,794
United Microelectronics Corp.	1,178,794	1,982,451
Universal Cement Corp.	27,483	22,727
Unizyx Holding Corp. (A)	34,000	46,292
UPC Technology Corp.	117,751	80,637
USI Corp.	123,996	99,897
Wah Lee Industrial Corp.	26,000	70,367
Walsin Lihwa Corp.	268,000	184,524
Walton Advanced Engineering, Inc. (A)	72,584	35,739
Wan Hai Lines, Ltd.	69,050	130,301
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Weikeng Industrial Company, Ltd.	25,000	$17,116
Well Shin Technology Company, Ltd.	15,000	27,107
Winbond Electronics Corp.	386,793	401,209
Wintek Corp. (A)(D)	543,000	0
Wisdom Marine Lines Company, Ltd. (A)	46,343	40,377
Wistron Corp.	393,291	435,159
Wistron NeWeb Corp.	13,000	36,027
WPG Holdings, Ltd.	203,400	310,977
WT Microelectronics Company, Ltd.	50,174	72,068
Xxentria Technology Materials Corp.	8,000	17,279
YC INOX Company, Ltd.	63,104	64,163
Yea Shin International Development Company, Ltd. (A)	20,906	12,440
Yem Chio Company, Ltd. (A)	78,324	46,063
Yeong Guan Energy Technology Group Company, Ltd.	13,553	39,818
YFY, Inc.	168,202	176,545
Yi Jinn Industrial Company, Ltd.	51,613	30,349
Yieh Phui Enterprise Company, Ltd. (A)	150,899	73,151
Youngtek Electronics Corp.	17,000	37,587
Yuanta Financial Holding Company, Ltd.	1,223,371	896,229
Yuen Chang Stainless Steel Company, Ltd. (A)	19,007	12,293
Yulon Motor Company, Ltd. (A)	79,470	133,033
Zenitron Corp.	45,000	35,197
Zhen Ding Technology Holding, Ltd.	44,000	179,051
Zig Sheng Industrial Company, Ltd. (A)	67,908	27,088
		38,515,151
Thailand - 2.3%
AAPICO Hitech PCL (A)	96,320	57,324
Amata Corp. PCL	106,800	57,961
AP Thailand PCL	223,670	54,026
Asia Aviation PCL, NVDR (A)	109,300	8,616
Bangchak Corp. PCL	91,600	62,992
Bangkok Airways PCL	116,100	24,833
Bangkok Bank PCL	12,800	50,872
Bangkok Bank PCL, NVDR	14,500	57,335
Bangkok Insurance PCL	4,550	41,945
Bangkok Land PCL	1,059,200	41,365
Bangkok Life Assurance PCL, NVDR	55,200	38,691
Bangkok Ranch PCL (A)	92,300	7,026
Banpu PCL	401,300	147,439
Berli Jucker PCL	111,800	129,508
Charoen Pokphand Foods PCL	377,100	336,682
GFPT PCL	43,900	20,799
Global Green Chemicals PCL	67,700	21,249
Indorama Ventures PCL	128,800	159,027
IRPC PCL	943,100	117,145
Italian-Thai Development PCL (A)	477,400	17,712
Kasikornbank PCL, NVDR	117,300	442,290
Khon Kaen Sugar Industry PCL	192,600	14,763
Kiatnakin Phatra Bank PCL	19,400	33,489
Krung Thai Bank PCL	265,400	98,252
LH Financial Group PCL	709,300	24,877
LPN Development PCL	52,900	8,234
MBK PCL	45,000	18,924
Millcon Steel PCL	143,086	4,346
Polyplex Thailand PCL	14,000	10,557
Precious Shipping PCL (A)	39,300	9,970
Pruksa Holding PCL	78,800	32,868
PTT Exploration & Production PCL	149,500	490,277
PTT Global Chemical PCL	133,900	261,557
PTT PCL	938,700	1,332,687
Quality Houses PCL	746,900	57,852
Regional Container Lines PCL (A)	94,200	44,641

The accompanying notes are an integral part of the financial statements.	31

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
Rojana Industrial Park PCL	113,100	$16,967
Saha-Union PCL	16,100	17,985
Sansiri PCL	1,026,866	27,750
SC Asset Corp. PCL	476,596	44,274
Siam Future Development PCL	167,749	28,001
Somboon Advance Technology PCL	51,300	28,189
SPCG PCL	18,000	12,075
Srithai Superware PCL (A)	283,000	6,045
STP & I PCL	21,600	2,570
Supalai PCL	151,900	103,887
Super Energy Corp. PCL (A)	743,000	23,779
Syntec Construction PCL	156,500	7,625
Thai Oil PCL	85,600	148,446
Thai Stanley Electric PCL	700	3,928
Thanachart Capital PCL	37,300	43,038
The Siam Commercial Bank PCL	74,400	217,119
Thitikorn PCL	100	27
TMB Bank PCL	1,334,352	48,082
TPI Polene PCL	559,900	34,368
TPI Polene Power PCL	283,200	40,434
True Corp. PCL	1,139,000	130,733
Univentures PCL	51,700	5,074
Vinythai PCL	9,700	10,370
		5,338,897
Turkey - 0.6%
Akbank T.A.S. (A)	287,261	266,435
Eczacibasi Yatirim Holding Ortakligi AS	1	2
Enka Insaat ve Sanayi AS	70,950	70,428
Goldas Kuyumculuk Sanayi Ithalat Ve Bagli Ortakliklari (A)(D)	54,846	697
NET Holding AS (A)	40,130	18,543
Turk Hava Yollari AO (A)	80,925	140,601
Turkiye Garanti Bankasi AS (A)	227,810	317,682
Turkiye Halk Bankasi AS (A)(C)	56,201	42,054
Turkiye Is Bankasi AS, Class C (A)	131,554	123,745
Turkiye Sinai Kalkinma Bankasi AS (A)	141,027	33,902
Turkiye Sise ve Cam Fabrikalari AS	135,139	132,971
Turkiye Vakiflar Bankasi TAO, Class D (A)	91,535	57,908
Uzel Makina Sanayii AS (A)(D)	22,930	0
Yapi ve Kredi Bankasi AS (A)	254,969	105,575
		1,310,543
Ukraine - 0.0%
Kernel Holding SA	7,742	102,346
United States - 0.1%
Nexteer Automotive Group, Ltd.	95,000	102,255
Textainer Group Holdings, Ltd. (A)	5,689	109,115
		211,370
TOTAL COMMON STOCKS (Cost $220,814,518)		$226,684,266
PREFERRED SECURITIES - 1.9%
Brazil - 1.8%
Banco ABC Brasil SA	9,586	29,039
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Brazil (continued)
Banco Bradesco SA	129,972	$683,603
Banco do Estado do Rio Grande do Sul SA, B Shares	30,800	86,878
Cia Ferro Ligas da Bahia	5,956	21,956
Eucatex SA Industria e Comercio	4,200	5,786
Gerdau SA	101,776	480,223
Marcopolo SA	55,200	30,575
Petroleo Brasileiro SA	510,144	2,769,500
Usinas Siderurgicas de Minas Gerais SA, A Shares	40,910	115,390
		4,222,950
Colombia - 0.1%
Grupo Argos SA	23,975	73,963
Grupo de Inversiones Suramericana SA	11,343	73,283
		147,246
TOTAL PREFERRED SECURITIES (Cost $4,477,533)		$4,370,196
WARRANTS - 0.0%
MBK PCL (Expiration Date: 11-15-23; Strike Price: THB 3.00) (A)	1,800	565
TOTAL WARRANTS (Cost $0)		$565
SHORT-TERM INVESTMENTS - 1.7%
Short-term funds - 1.7%
John Hancock Collateral Trust, 0.1386% (E)(F)	396,559	3,968,006
TOTAL SHORT-TERM INVESTMENTS (Cost $3,968,202)		$3,968,006
Total Investments (Emerging Markets Value Trust) (Cost $229,260,253) - 101.0%		$235,023,033
Other assets and liabilities, net - (1.0%)		(2,346,461)
TOTAL NET ASSETS - 100.0%		$232,676,572
Currency Abbreviations
THB	Thai Bhat
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 12-31-20.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	The rate shown is the annualized seven-day yield as of 12-31-20.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI Emerging Markets Index Futures	23	Long	Mar 2021	$1,439,555	$1,481,085	$41,530
						$41,530
The accompanying notes are an integral part of the financial statements.	32

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
FUTURES (continued)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Equity Income Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 96.3%
Communication services – 5.3%
Diversified telecommunication services – 0.6%
AT&T, Inc.	133,764	$3,847,053
Verizon Communications, Inc.	87,111	5,117,771
		8,964,824
Entertainment – 1.0%
The Walt Disney Company (A)	85,232	15,442,334
Media – 3.7%
Comcast Corp., Class A	504,343	26,427,573
Fox Corp., Class B	350,332	10,117,588
News Corp., Class A	1,019,757	18,325,033
		54,870,194
		79,277,352
Consumer discretionary – 4.1%
Auto components – 0.1%
Magna International, Inc.	28,200	1,996,560
Automobiles – 1.0%
General Motors Company	72,800	3,031,392
Volkswagen AG, ADR (B)	643,564	11,983,097
		15,014,489
Hotels, restaurants and leisure – 1.1%
Las Vegas Sands Corp.	245,723	14,645,091
McDonald's Corp.	10,400	2,231,632
		16,876,723
Leisure products – 0.8%
Mattel, Inc. (A)	627,173	10,944,169
Multiline retail – 0.8%
Kohl's Corp.	286,511	11,658,133
Specialty retail – 0.3%
The TJX Companies, Inc.	64,400	4,397,876
		60,887,950
Consumer staples – 7.3%
Beverages – 0.6%
The Coca-Cola Company	166,937	9,154,825
Food and staples retailing – 0.5%
Walmart, Inc.	49,871	7,188,905
Food products – 3.3%
Bunge, Ltd.	65,654	4,305,589
Conagra Brands, Inc.	525,589	19,057,857
Mondelez International, Inc., Class A	11,400	666,558
Tyson Foods, Inc., Class A	382,496	24,648,042
		48,678,046
Household products – 0.9%
Kimberly-Clark Corp.	106,759	14,394,316
Tobacco – 2.0%
Altria Group, Inc.	69,300	2,841,300
Philip Morris International, Inc.	321,214	26,593,307
		29,434,607
		108,850,699
Energy – 6.5%
Energy equipment and services – 0.6%
Halliburton Company	510,200	9,642,780
Oil, gas and consumable fuels – 5.9%
Chevron Corp.	36,345	3,069,335
ConocoPhillips	49,000	1,959,510
Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Enbridge, Inc.	234,560	$7,503,574
EOG Resources, Inc.	219,200	10,931,504
Exxon Mobil Corp.	263,476	10,860,481
Hess Corp.	52,634	2,778,549
Occidental Petroleum Corp.	114,542	1,982,722
Targa Resources Corp.	317,702	8,380,979
TC Energy Corp.	273,763	11,147,629
TOTAL SE	638,789	27,571,537
TOTAL SE, ADR	22,700	951,357
		87,137,177
		96,779,957
Financials – 20.6%
Banks – 6.6%
Bank of America Corp.	155,445	4,711,538
Fifth Third Bancorp	794,804	21,912,746
JPMorgan Chase & Co.	108,936	13,842,498
The PNC Financial Services Group, Inc.	108,491	16,165,159
Wells Fargo & Company	1,389,735	41,942,202
		98,574,143
Capital markets – 5.3%
Franklin Resources, Inc.	191,905	4,795,706
Morgan Stanley	455,147	31,191,224
Raymond James Financial, Inc.	93,624	8,957,008
State Street Corp.	260,491	18,958,535
The Charles Schwab Corp.	113,500	6,020,040
The Goldman Sachs Group, Inc.	31,600	8,333,236
		78,255,749
Diversified financial services – 0.8%
Equitable Holdings, Inc.	458,310	11,728,153
Insurance – 7.9%
American International Group, Inc.	729,514	27,619,400
Chubb, Ltd.	218,834	33,682,929
Loews Corp.	455,166	20,491,573
Marsh & McLennan Companies, Inc.	32,607	3,815,019
MetLife, Inc.	618,048	29,017,354
Willis Towers Watson PLC	15,575	3,281,341
		117,907,616
		306,465,661
Health care – 12.8%
Biotechnology – 2.5%
AbbVie, Inc.	248,167	26,591,094
Biogen, Inc. (A)	14,900	3,648,414
Gilead Sciences, Inc.	109,105	6,356,457
		36,595,965
Health care equipment and supplies – 3.4%
Becton, Dickinson and Company	77,717	19,446,348
Medtronic PLC	206,758	24,219,632
Zimmer Biomet Holdings, Inc.	46,361	7,143,766
		50,809,746
Health care providers and services – 3.0%
Anthem, Inc.	77,126	24,764,387
CVS Health Corp.	280,953	19,189,090
		43,953,477
Pharmaceuticals – 3.9%
GlaxoSmithKline PLC	263,632	4,823,928
GlaxoSmithKline PLC, ADR	80,205	2,951,544

The accompanying notes are an integral part of the financial statements.	33

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Johnson & Johnson	130,588	$20,551,939
Merck & Company, Inc.	78,100	6,388,580
Pfizer, Inc.	479,448	17,648,481
Sanofi (B)	57,855	5,607,481
		57,971,953
		189,331,141
Industrials – 12.0%
Aerospace and defense – 2.7%
L3Harris Technologies, Inc.	113,918	21,532,780
The Boeing Company	87,512	18,732,819
		40,265,599
Air freight and logistics – 2.3%
United Parcel Service, Inc., Class B	199,615	33,615,166
Airlines – 0.3%
Alaska Air Group, Inc.	94,024	4,889,248
Building products – 0.4%
Johnson Controls International PLC	141,794	6,606,182
Commercial services and supplies – 0.8%
Stericycle, Inc. (A)	163,736	11,351,817
Electrical equipment – 0.3%
Emerson Electric Company	57,090	4,588,323
Industrial conglomerates – 2.6%
General Electric Company	3,627,786	39,180,089
Machinery – 1.8%
Caterpillar, Inc.	48,300	8,791,566
Cummins, Inc.	8,900	2,021,190
Flowserve Corp.	33,687	1,241,366
PACCAR, Inc.	64,335	5,550,824
Snap-on, Inc.	52,654	9,011,206
		26,616,152
Professional services – 0.8%
Nielsen Holdings PLC	543,505	11,342,949
		178,455,525
Information technology – 9.5%
Communications equipment – 1.6%
Cisco Systems, Inc.	530,576	23,743,276
Electronic equipment, instruments and components – 0.3%
TE Connectivity, Ltd.	34,700	4,201,129
Semiconductors and semiconductor equipment – 5.9%
Applied Materials, Inc.	231,991	20,020,823
NXP Semiconductors NV	35,042	5,572,028
QUALCOMM, Inc.	300,770	45,819,304
Texas Instruments, Inc.	96,731	15,876,459
		87,288,614
Software – 1.7%
Citrix Systems, Inc.	40,300	5,243,030
Microsoft Corp.	88,904	19,774,028
		25,017,058
		140,250,077
Materials – 6.2%
Chemicals – 4.5%
Akzo Nobel NV	30,933	3,320,181
CF Industries Holdings, Inc.	609,678	23,600,635
DuPont de Nemours, Inc.	513,896	36,543,145
PPG Industries, Inc.	24,107	3,476,712
		66,940,673
Containers and packaging – 1.7%
International Paper Company	502,053	24,962,075
		91,902,748
Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate – 4.5%
Equity real estate investment trusts – 4.5%
Equity Residential	275,334	$16,321,800
Rayonier, Inc.	420,567	12,356,258
SL Green Realty Corp.	106,757	6,360,582
Welltower, Inc.	50,800	3,282,696
Weyerhaeuser Company	837,334	28,075,809
		66,397,145
Utilities – 7.5%
Electric utilities – 4.5%
Duke Energy Corp.	23,000	2,105,880
Edison International	231,139	14,520,152
NextEra Energy, Inc.	136,371	10,521,023
The Southern Company	651,126	39,998,670
		67,145,725
Multi-utilities – 3.0%
Ameren Corp.	109,400	8,539,764
NiSource, Inc.	1,044,397	23,958,467
Sempra Energy	93,667	11,934,112
		44,432,343
		111,578,068
TOTAL COMMON STOCKS (Cost $1,162,670,610)		$1,430,176,323
PREFERRED SECURITIES – 2.0%
Health care – 0.5%
Health care equipment and supplies – 0.5%
Becton, Dickinson and Company, 6.000% (B)	118,222	6,517,579
Utilities – 1.5%
Electric utilities – 0.8%
NextEra Energy, Inc., 5.279%	102,055	5,188,476
The Southern Company, 6.750%	134,102	6,959,894
		12,148,370
Multi-utilities – 0.7%
Sempra Energy, 6.000%	77,626	7,743,970
Sempra Energy, 6.750% (B)	24,765	2,568,873
		10,312,843
		22,461,213
TOTAL PREFERRED SECURITIES (Cost $27,957,794)		$28,978,792
CONVERTIBLE BONDS - 0.2%
Financials - 0.2%
AXA SA 7.250%, 05/15/2021 (C)	$3,124,000	3,559,408
TOTAL CONVERTIBLE BONDS (Cost $3,124,000)		$3,559,408
WARRANTS – 0.0%
Occidental Petroleum Corp. (Expiration Date: 8-3-27; Strike Price: $22.00) (A)	33,525	228,305
TOTAL WARRANTS (Cost $189,420)		$228,305
SHORT-TERM INVESTMENTS – 2.0%
Short-term funds – 2.0%
John Hancock Collateral Trust, 0.1386% (D)(E)	926,207	9,267,717

The accompanying notes are an integral part of the financial statements.	34

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Equity Income Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Short-term funds (continued)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0300% (D)	4,276,962	$4,276,962
T. Rowe Price Government Reserve Fund, 0.0753% (D)	15,774,236	15,774,236
TOTAL SHORT-TERM INVESTMENTS (Cost $29,319,377)		$29,318,915
Total Investments (Equity Income Trust) (Cost $1,223,261,201) – 100.5%		$1,492,261,743
Other assets and liabilities, net – (0.5%)		(7,919,068)
TOTAL NET ASSETS – 100.0%		$1,484,342,675
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-20.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 12-31-20.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Financial Industries Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.7%
Financials – 78.2%
Banks – 36.1%
1st Source Corp.	18,180	$732,654
Altabancorp	1,939	54,137
American Business Bank (A)	20,276	645,385
American River Bankshares	16,289	214,200
Ameris Bancorp	30,563	1,163,533
Atlantic Union Bankshares Corp.	48,295	1,590,837
Bank of America Corp.	131,815	3,995,313
Bank of Commerce Holdings	2,856	28,274
Bank of Marin Bancorp	19,423	666,986
BayCom Corp. (A)	24,336	369,177
Business First Bancshares, Inc.	11,516	234,466
California Bancorp, Inc. (A)	19,688	306,345
Cambridge Bancorp	10,262	715,775
Central Valley Community Bancorp	13,441	200,136
Citigroup, Inc.	43,294	2,669,508
Citizens Financial Group, Inc.	67,952	2,429,964
Close Brothers Group PLC	79,824	1,505,401
Coastal Financial Corp. (A)	23,424	491,904
Danske Bank A/S (A)	80,275	1,326,738
Evans Bancorp, Inc.	14,397	396,493
First Merchants Corp.	35,039	1,310,809
German American Bancorp, Inc.	13,939	461,242
Glacier Bancorp, Inc.	18,329	843,317
HBT Financial, Inc.	28,559	432,669
Heritage Commerce Corp.	39,215	347,837
Heritage Financial Corp.	17,558	410,682
Huntington Bancshares, Inc.	144,454	1,824,454
JPMorgan Chase & Co.	33,554	4,263,707
Level One Bancorp, Inc.	13,442	271,932
Live Oak Bancshares, Inc.	21,461	1,018,539
Metrocity Bankshares, Inc.	13,282	191,526
Nicolet Bankshares, Inc. (A)	12,960	859,896
Pacific Premier Bancorp, Inc.	21,720	680,488
Financial Industries Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Pinnacle Financial Partners, Inc.	25,345	$1,632,218
Skandinaviska Enskilda Banken AB, A Shares (A)	64,324	662,375
Southern First Bancshares, Inc. (A)	10,596	374,569
Stock Yards Bancorp, Inc.	32,644	1,321,429
SVB Financial Group (A)	8,617	3,341,931
The First Bancshares, Inc.	15,628	482,593
TriCo Bancshares	44,840	1,581,955
U.S. Bancorp	36,140	1,683,763
Western Alliance Bancorp	39,539	2,370,363
Zions Bancorp NA	39,573	1,719,051
		47,824,571
Capital markets – 15.1%
3i Group PLC	227,439	3,597,385
Ares Management Corp., Class A	65,415	3,077,776
BlackRock, Inc.	4,123	2,974,909
Brookfield Asset Management, Inc., Class A	60,009	2,476,571
KKR & Company, Inc.	72,463	2,934,027
StepStone Group, Inc., Class A (A)(B)	4,804	191,199
The Blackstone Group, Inc., Class A	41,302	2,676,783
Tradeweb Markets, Inc., Class A	33,451	2,089,015
		20,017,665
Consumer finance – 4.6%
American Express Company	28,705	3,470,722
Discover Financial Services	29,444	2,665,565
		6,136,287
Diversified financial services – 5.3%
Equitable Holdings, Inc.	80,528	2,060,712
Eurazeo SE (A)	3,871	263,033
Onex Corp.	33,111	1,900,455
Voya Financial, Inc.	47,391	2,787,065
		7,011,265
Insurance – 16.3%
Aon PLC, Class A	10,255	2,166,574
Arch Capital Group, Ltd. (A)	27,864	1,005,054
Arthur J. Gallagher & Company	27,707	3,427,633
Assured Guaranty, Ltd.	17,949	565,214
Kinsale Capital Group, Inc.	13,154	2,632,510
Palomar Holdings, Inc. (A)	27,996	2,487,165
RenaissanceRe Holdings, Ltd.	11,840	1,963,309
The Hanover Insurance Group, Inc.	16,956	1,982,496
The Hartford Financial Services Group, Inc.	60,276	2,952,318
Trean Insurance Group, Inc. (A)	71,068	930,991
Willis Towers Watson PLC	6,627	1,396,176
		21,509,440
Thrifts and mortgage finance – 0.8%
OP Bancorp	33,503	257,973
Premier Financial Corp.	33,252	764,796
		1,022,769
		103,521,997
Industrials – 1.5%
Professional services – 1.5%
Verisk Analytics, Inc.	9,439	1,959,442
Information technology – 10.8%
IT services – 10.8%
Adyen NV (A)(C)	1,101	2,558,218
EVERTEC, Inc.	31,679	1,245,618
Fidelity National Information Services, Inc.	9,383	1,327,319
Fiserv, Inc. (A)	14,353	1,634,233
FleetCor Technologies, Inc. (A)	3,533	963,908

The accompanying notes are an integral part of the financial statements.	35

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Financial Industries Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Global Payments, Inc.	8,287	$1,785,186
Visa, Inc., Class A	22,001	4,812,280
		14,326,762
Real estate – 7.2%
Equity real estate investment trusts – 6.4%
Lexington Realty Trust	102,992	1,093,775
Monmouth Real Estate Investment Corp.	51,323	888,914
Nippon Prologis REIT, Inc.	414	1,293,359
Plymouth Industrial REIT, Inc.	18,206	273,090
Prologis, Inc.	33,340	3,322,664
Rexford Industrial Realty, Inc.	31,617	1,552,711
		8,424,513
Real estate management and development – 0.8%
VGP NV	6,760	1,013,036
		9,437,549
TOTAL COMMON STOCKS (Cost $101,753,715)		$129,245,750
SHORT-TERM INVESTMENTS – 2.6%
Short-term funds – 0.1%
John Hancock Collateral Trust, 0.1386% (D)(E)	19,141	191,525
Repurchase agreement – 2.5%
Repurchase Agreement with State Street Corp. dated 12-31-20 at 0.000% to be repurchased at $3,270,000 on 1-4-21, collateralized by $3,339,300 U.S. Treasury Bills, 0.000% due 12-30-21 (valued at $3,335,416)	$3,270,000	3,270,000
TOTAL SHORT-TERM INVESTMENTS (Cost $3,461,525)		$3,461,525
Total Investments (Financial Industries Trust) (Cost $105,215,240) – 100.3%		$132,707,275
Other assets and liabilities, net – (0.3%)		(366,618)
TOTAL NET ASSETS – 100.0%		$132,340,657
Financial Industries Trust (continued)
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-20.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 12-31-20.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CAD	210,000	USD	158,266	SSB	1/27/2021	$6,728	—
DKK	3,520,000	USD	577,652	GSI	1/27/2021	429	—
DKK	1,540,000	USD	243,119	JPM	1/27/2021	9,791	—
DKK	7,050,000	USD	1,152,619	MSCS	1/27/2021	5,186	—
DKK	900,000	USD	143,688	TD	1/27/2021	4,117	—
EUR	210,000	USD	250,268	RBC	1/27/2021	6,418	—
EUR	1,060,000	USD	1,252,258	SSB	1/27/2021	43,393	—
EUR	370,000	USD	436,335	TD	1/27/2021	15,920	—
GBP	170,000	USD	220,811	JPM	1/27/2021	11,706	—
GBP	180,000	USD	240,111	MSCS	1/27/2021	6,084	—
GBP	200,000	USD	266,083	RBC	1/27/2021	7,467	—
HKD	70,000	USD	9,029	GSI	1/27/2021	1	—
JPY	7,770,000	USD	73,924	JPM	1/27/2021	1,347	—
JPY	6,920,000	USD	66,521	MSCS	1/27/2021	515	—
JPY	7,450,000	USD	71,596	TD	1/27/2021	575	—
SEK	2,650,000	USD	319,443	JPM	1/27/2021	2,735	—
SEK	7,290,000	USD	877,537	MSCS	1/27/2021	8,756	—
SEK	1,650,000	USD	191,435	SSB	1/27/2021	9,166	—
USD	1,635,252	CAD	2,160,000	CITI	1/27/2021	—	$(61,829)
USD	153,108	CAD	200,000	JPM	1/27/2021	—	(4,029)
USD	84,253	CAD	110,000	MSCS	1/27/2021	—	(2,173)
USD	47,121	CAD	60,000	RBC	1/27/2021	—	(20)
The accompanying notes are an integral part of the financial statements.	36

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Financial Industries Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	77,218	CAD	100,000	TD	1/27/2021	—	$(1,351)
USD	3,129,040	DKK	19,650,000	MSCS	1/27/2021	—	(98,034)
USD	217,855	DKK	1,370,000	TD	1/27/2021	—	(7,137)
USD	447,539	EUR	380,000	CITI	1/27/2021	—	(16,940)
USD	4,466,181	EUR	3,770,000	GSI	1/27/2021	—	(141,937)
USD	248,493	EUR	210,000	JPM	1/27/2021	—	(8,193)
USD	169,883	EUR	140,000	RBC	1/27/2021	—	(1,241)
USD	340,905	EUR	280,000	SSB	1/27/2021	—	(1,342)
USD	582,002	GBP	440,000	CITI	1/27/2021	—	(19,808)
USD	318,507	GBP	240,000	MSCS	1/27/2021	—	(9,753)
USD	533,275	GBP	410,000	RBC	1/27/2021	—	(27,502)
USD	4,200,761	GBP	3,240,000	SSB	1/27/2021	—	(230,743)
USD	9,029	HKD	70,000	GSI	1/27/2021	—	(1)
USD	60,255	JPY	6,210,000	RBC	1/27/2021	$97	—
USD	1,426,131	JPY	151,010,000	SSB	1/27/2021	—	(36,764)
USD	136,779	SEK	1,180,000	CITI	1/27/2021	—	(6,681)
USD	138,432	SEK	1,220,000	MSCS	1/27/2021	—	(9,892)
USD	191,916	SEK	1,650,000	SSB	1/27/2021	—	(8,685)
USD	1,482,500	SEK	13,040,000	TD	1/27/2021	—	(102,856)
						$140,431	$(796,911)
Derivatives Currency Abbreviations
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
USD	U.S. Dollar
Derivatives Abbreviations
CITI	Citibank, N.A.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
RBC	Royal Bank of Canada
SSB	State Street Bank and Trust Company
TD	The Toronto-Dominion Bank

See Notes to financial statements regarding investment transactions and other derivatives information.
Fundamental All Cap Core Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.9%
Communication services – 16.7%
Entertainment – 3.5%
Liberty Media Corp.-Liberty Formula One, Series C (A)	1,506,173	$64,162,970
Madison Square Garden Entertainment Corp. (A)	115,626	12,145,355
		76,308,325
Interactive media and services – 12.5%
Alphabet, Inc., Class A (A)	62,670	109,837,949
CarGurus, Inc. (A)	1,692,790	53,712,227
Facebook, Inc., Class A (A)	401,108	109,566,661
		273,116,837
Media – 0.7%
Liberty Broadband Corp., Series A (A)	104,085	16,401,714
		365,826,876
Fundamental All Cap Core Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary – 19.8%
Household durables – 5.1%
Lennar Corp., A Shares	1,210,090	$92,245,161
NVR, Inc. (A)	4,853	19,799,561
		112,044,722
Internet and direct marketing retail – 7.6%
Amazon.com, Inc. (A)	51,157	166,614,766
Leisure products – 1.7%
Polaris, Inc.	382,933	36,485,856
Multiline retail – 1.0%
Dollar Tree, Inc. (A)	197,111	21,295,872
Specialty retail – 3.3%
Dufry AG (A)	520,574	32,793,558

The accompanying notes are an integral part of the financial statements.	37

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Fundamental All Cap Core Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Group 1 Automotive, Inc.	297,975	$39,076,442
		71,870,000
Textiles, apparel and luxury goods – 1.1%
Salvatore Ferragamo SpA (A)	1,233,578	23,953,254
		432,264,470
Consumer staples – 8.7%
Beverages – 3.1%
Anheuser-Busch InBev SA/NV, ADR	399,596	27,935,756
Diageo PLC, ADR	123,129	19,554,116
Heineken NV	183,126	20,383,671
		67,873,543
Food and staples retailing – 0.6%
US Foods Holding Corp. (A)	382,548	12,742,674
Food products – 5.0%
Post Holdings, Inc. (A)	745,690	75,322,147
The Hain Celestial Group, Inc. (A)	871,001	34,970,690
		110,292,837
		190,909,054
Energy – 4.8%
Energy equipment and services – 1.0%
Baker Hughes Company	1,049,967	21,891,812
Oil, gas and consumable fuels – 3.8%
Cheniere Energy, Inc. (A)	829,560	49,798,487
Suncor Energy, Inc.	494,084	8,290,730
Valero Energy Corp.	458,723	25,949,960
		84,039,177
		105,930,989
Financials – 15.7%
Banks – 6.4%
Bank of America Corp.	2,174,087	65,896,577
First Hawaiian, Inc.	3,120,895	73,590,704
		139,487,281
Capital markets – 7.2%
KKR & Company, Inc.	792,278	32,079,336
Morgan Stanley	1,221,346	83,698,841
The Goldman Sachs Group, Inc.	157,095	41,427,522
		157,205,699
Consumer finance – 2.1%
American Express Company	255,974	30,949,816
Synchrony Financial	431,004	14,960,149
		45,909,965
		342,602,945
Health care – 4.9%
Biotechnology – 1.7%
Alnylam Pharmaceuticals, Inc. (A)	151,420	19,680,057
Moderna, Inc. (A)	165,932	17,334,916
		37,014,973
Health care equipment and supplies – 1.5%
Hologic, Inc. (A)	452,540	32,958,488
Health care providers and services – 1.1%
Anthem, Inc.	73,473	23,591,446
Health care technology – 0.6%
Change Healthcare, Inc. (A)	729,988	13,614,276
		107,179,183
Industrials – 9.0%
Electrical equipment – 1.8%
Regal Beloit Corp.	172,942	21,239,007
Fundamental All Cap Core Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
Sensata Technologies Holding PLC (A)	335,958	$17,718,425
		38,957,432
Industrial conglomerates – 2.1%
Roper Technologies, Inc.	104,265	44,947,599
Machinery – 1.5%
Parker-Hannifin Corp.	121,103	32,989,668
Professional services – 2.2%
IHS Markit, Ltd.	535,450	48,099,474
Trading companies and distributors – 1.4%
United Rentals, Inc. (A)	135,670	31,463,230
		196,457,403
Information technology – 14.6%
Semiconductors and semiconductor equipment – 2.7%
Analog Devices, Inc.	95,520	14,111,170
NVIDIA Corp.	88,278	46,098,772
		60,209,942
Software – 6.4%
Microsoft Corp.	170,878	38,006,685
salesforce.com, Inc. (A)	220,484	49,064,305
Workday, Inc., Class A (A)	224,681	53,835,814
		140,906,804
Technology hardware, storage and peripherals – 5.5%
Apple, Inc.	661,524	87,777,620
Samsung Electronics Company, Ltd.	422,538	31,553,223
		119,330,843
		320,447,589
Real estate – 3.7%
Equity real estate investment trusts – 3.2%
American Tower Corp.	218,506	49,045,857
Crown Castle International Corp.	131,684	20,962,776
		70,008,633
Real estate management and development – 0.5%
Five Point Holdings LLC, Class A (A)	1,913,023	10,445,106
		80,453,739
TOTAL COMMON STOCKS (Cost $1,308,754,713)		$2,142,072,248
SHORT-TERM INVESTMENTS – 2.4%
Repurchase agreement – 2.4%
Barclays Tri-Party Repurchase Agreement dated 12-31-20 at 0.050% to be repurchased at $34,087,189 on 1-4-21, collateralized by $33,944,500 U.S. Treasury Notes, 1.750% due 6-30-22 (valued at $34,768,978)	$34,087,000	34,087,000
Repurchase Agreement with State Street Corp. dated 12-31-20 at 0.000% to be repurchased at $18,762,000 on 1-4-21, collateralized by $19,159,600 U.S. Treasury Bills, 0.000% due 12-30-21 (valued at $19,137,317)	18,762,000	18,762,000
TOTAL SHORT-TERM INVESTMENTS (Cost $52,849,000)		$52,849,000
Total Investments (Fundamental All Cap Core Trust) (Cost $1,361,603,713) – 100.3%		$2,194,921,248
Other assets and liabilities, net – (0.3%)		(7,155,123)
TOTAL NET ASSETS – 100.0%		$2,187,766,125
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.	38

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Fundamental Large Cap Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.7%
Communication services – 9.7%
Entertainment – 1.7%
Liberty Media Corp.-Liberty Formula One, Series C (A)	268,767	$11,449,474
Interactive media and services – 2.1%
Alphabet, Inc., Class A (A)	8,201	14,373,401
Media – 5.9%
Comcast Corp., Class A	518,912	27,190,988
Fox Corp., Class A	82,058	2,389,529
Fox Corp., Class B	353,979	10,222,914
		39,803,431
		65,626,306
Consumer discretionary – 8.7%
Hotels, restaurants and leisure – 1.1%
Sodexo SA	82,436	6,971,917
Household durables – 2.9%
Lennar Corp., A Shares	258,815	19,729,467
Internet and direct marketing retail – 2.3%
eBay, Inc.	312,304	15,693,276
Multiline retail – 0.9%
Dollar Tree, Inc. (A)	54,570	5,895,743
Specialty retail – 1.5%
Group 1 Automotive, Inc.	78,702	10,320,980
		58,611,383
Consumer staples – 8.8%
Beverages – 3.9%
Anheuser-Busch InBev SA/NV, ADR	216,761	15,153,762
Heineken Holding NV	122,566	11,500,649
		26,654,411
Food and staples retailing – 1.0%
Walmart, Inc.	46,091	6,644,018
Food products – 3.9%
Danone SA	146,444	9,636,915
Post Holdings, Inc. (A)	165,539	16,721,094
		26,358,009
		59,656,438
Energy – 9.9%
Energy equipment and services – 1.6%
Baker Hughes Company	151,433	3,157,378
ChampionX Corp. (A)	502,733	7,691,815
		10,849,193
Oil, gas and consumable fuels – 8.3%
Cheniere Energy, Inc. (A)	337,307	20,248,539
Chevron Corp.	144,281	12,184,530
Kinder Morgan, Inc.	441,084	6,029,618
Suncor Energy, Inc.	528,950	8,875,781
Valero Energy Corp.	149,103	8,434,757
		55,773,225
		66,622,418
Financials – 24.9%
Banks – 11.0%
Bank of America Corp.	579,020	17,550,096
Citigroup, Inc.	355,634	21,928,392
JPMorgan Chase & Co.	166,908	21,209,000
Wells Fargo & Company	452,544	13,657,778
		74,345,266
Capital markets – 7.4%
KKR & Company, Inc.	309,381	12,526,837
Morgan Stanley	212,626	14,571,260
Nasdaq, Inc.	75,262	9,990,278
Fundamental Large Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
The Goldman Sachs Group, Inc.	49,965	$13,176,270
		50,264,645
Consumer finance – 2.9%
American Express Company	161,212	19,492,143
Diversified financial services – 3.6%
Berkshire Hathaway, Inc., Class B (A)	103,569	24,014,544
		168,116,598
Health care – 12.0%
Biotechnology – 2.1%
Alexion Pharmaceuticals, Inc. (A)	61,012	9,532,515
Gilead Sciences, Inc.	79,905	4,655,265
		14,187,780
Health care equipment and supplies – 3.1%
Danaher Corp.	56,725	12,600,892
Hologic, Inc. (A)	110,861	8,074,007
		20,674,899
Health care providers and services – 5.1%
Anthem, Inc.	36,193	11,621,210
HCA Healthcare, Inc.	44,131	7,257,784
UnitedHealth Group, Inc.	44,788	15,706,256
		34,585,250
Pharmaceuticals – 1.7%
Merck & Company, Inc.	143,023	11,699,281
		81,147,210
Industrials – 12.6%
Aerospace and defense – 5.0%
General Dynamics Corp.	86,387	12,856,113
L3Harris Technologies, Inc.	36,642	6,926,071
Raytheon Technologies Corp.	194,519	13,910,054
		33,692,238
Electrical equipment – 0.8%
Sensata Technologies Holding PLC (A)	105,146	5,545,400
Industrial conglomerates – 1.0%
Roper Technologies, Inc.	15,670	6,755,180
Machinery – 2.6%
Parker-Hannifin Corp.	65,617	17,874,727
Road and rail – 0.8%
Union Pacific Corp.	25,271	5,261,928
Trading companies and distributors – 2.4%
United Rentals, Inc. (A)	69,814	16,190,565
		85,320,038
Information technology – 9.2%
Electronic equipment, instruments and components – 0.7%
Vontier Corp. (A)	144,263	4,818,384
IT services – 1.8%
Cognizant Technology Solutions Corp., Class A	146,528	12,007,970
Software – 4.9%
Microsoft Corp.	87,443	19,449,072
Oracle Corp.	212,159	13,724,566
		33,173,638
Technology hardware, storage and peripherals – 1.8%
Samsung Electronics Company, Ltd.	158,181	11,812,240
		61,812,232
Materials – 1.0%
Chemicals – 1.0%
LyondellBasell Industries NV, Class A	69,770	6,395,118
Real estate – 0.9%

The accompanying notes are an integral part of the financial statements.	39

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Fundamental Large Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts – 0.9%
American Tower Corp.	26,049	$5,846,959
TOTAL COMMON STOCKS (Cost $501,428,276)		$659,154,700
SHORT-TERM INVESTMENTS – 2.7%
Repurchase agreement – 2.7%
Barclays Tri-Party Repurchase Agreement dated 12-31-20 at 0.050% to be repurchased at $11,637,065 on 1-4-21, collateralized by $11,525,100 U.S. Treasury Notes, 1.625% due 11-15-22 (valued at $11,869,872)	$11,637,000	11,637,000
Repurchase Agreement with State Street Corp. dated 12-31-20 at 0.000% to be repurchased at $6,404,000 on 1-4-21, collateralized by $6,539,700 U.S. Treasury Bills, 0.000% due 12-30-21 (valued at $6,532,094)	6,404,000	6,404,000
TOTAL SHORT-TERM INVESTMENTS (Cost $18,041,000)		$18,041,000
Total Investments (Fundamental Large Cap Value Trust) (Cost $519,469,276) – 100.4%		$677,195,700
Other assets and liabilities, net – (0.4%)		(2,469,107)
TOTAL NET ASSETS – 100.0%		$674,726,593
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
Global Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 96.1%
France - 10.3%
Capgemini SE	44,792	$6,967,460
Cie Generale des Etablissements Michelin SCA	76,616	9,864,774
Danone SA	140,402	9,239,261
Sanofi	52,394	5,078,154
TOTAL SE	76,215	3,289,590
		34,439,239
Ireland - 3.6%
Accenture PLC, Class A	10,123	2,644,229
CRH PLC	225,260	9,579,480
		12,223,709
Japan - 2.6%
FANUC Corp.	18,871	4,658,290
Mitsubishi Estate Company, Ltd.	252,369	4,056,287
		8,714,577
Netherlands - 10.8%
Akzo Nobel NV	48,540	5,209,990
Heineken NV	76,989	8,569,564
Koninklijke Ahold Delhaize NV	383,645	10,823,072
Koninklijke Philips NV (A)	126,373	6,807,362
Wolters Kluwer NV	57,207	4,821,119
		36,231,107
Switzerland - 6.2%
Chubb, Ltd.	31,877	4,906,508
Novartis AG	99,151	9,335,855
Roche Holding AG	19,259	6,707,882
		20,950,245
United Kingdom - 11.3%
Amcor PLC, CHESS Depositary Interest	561,293	6,665,484
Global Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Associated British Foods PLC (A)	189,888	$5,862,744
Direct Line Insurance Group PLC	811,077	3,547,420
Ferguson PLC	37,331	4,535,739
Tesco PLC	2,101,394	6,631,521
Unilever PLC	176,194	10,668,673
		37,911,581
United States - 51.3%
Alphabet, Inc., Class A (A)	8,463	14,832,588
Apple, Inc.	101,343	13,447,203
Applied Materials, Inc.	63,378	5,469,521
Arthur J. Gallagher & Company	52,022	6,435,642
AutoZone, Inc. (A)	7,954	9,428,990
Colgate-Palmolive Company	29,371	2,511,514
Comcast Corp., Class A	189,479	9,928,700
Electronic Arts, Inc.	28,490	4,091,164
F5 Networks, Inc. (A)	14,321	2,519,637
Fortune Brands Home & Security, Inc.	43,362	3,716,991
Intel Corp.	80,302	4,000,646
Johnson & Johnson	74,470	11,720,089
Johnson Controls International PLC	77,055	3,589,992
JPMorgan Chase & Co.	36,712	4,664,994
Kimberly-Clark Corp.	21,473	2,895,205
Merck & Company, Inc.	85,966	7,032,019
Microsoft Corp.	66,369	14,761,793
Northrop Grumman Corp.	18,476	5,630,007
Oracle Corp.	167,162	10,813,710
Otis Worldwide Corp.	37,381	2,525,087
Philip Morris International, Inc.	84,590	7,003,206
Stanley Black & Decker, Inc.	15,134	2,702,327
Starbucks Corp.	37,480	4,009,610
The Home Depot, Inc.	16,695	4,434,526
Verizon Communications, Inc.	191,778	11,266,958
Waste Management, Inc.	27,595	3,254,278
		172,686,397
TOTAL COMMON STOCKS (Cost $260,226,488)		$323,156,855
PREFERRED SECURITIES - 3.6%
South Korea - 3.6%
Samsung Electronics Company, Ltd.	179,970	12,208,618
TOTAL PREFERRED SECURITIES (Cost $7,074,746)		$12,208,618
ESCROW CERTIFICATES - 0.0%
Texas Competitive Electric Holdings Company LLC 11.500%, 10/01/2020 (A)(B)	$7,466,240	11,199
TOTAL ESCROW CERTIFICATES (Cost $0)		$11,199
SHORT-TERM INVESTMENTS - 0.6%
Short-term funds - 0.6%
Federated Government Obligations Fund, Institutional Class, 0.0100% (C)	2,029,576	2,029,576
TOTAL SHORT-TERM INVESTMENTS (Cost $2,029,576)		$2,029,576
Total Investments (Global Trust) (Cost $269,330,810) - 100.3%		$337,406,248
Other assets and liabilities, net - (0.3%)		(1,021,474)
TOTAL NET ASSETS - 100.0%		$336,384,774
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(C)	The rate shown is the annualized seven-day yield as of 12-31-20.

The accompanying notes are an integral part of the financial statements.	40

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Global Trust (continued)

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	9,774,973	EUR	8,101,171	SSB	1/27/2021	—	$(127,175)
USD	11,412,415	EUR	9,633,038	TD	1/27/2021	—	(362,151)
						—	$(489,326)
Derivatives Currency Abbreviations
EUR	Euro
USD	U.S. Dollar
Derivatives Abbreviations
OTC	Over-the-counter
SSB	State Street Bank and Trust Company
TD	The Toronto-Dominion Bank

See Notes to financial statements regarding investment transactions and other derivatives information.
Health Sciences Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.4%
Consumer discretionary – 0.1%
Specialty retail – 0.1%
JAND, Inc., Class A (A)(B)(C)	14,867	$384,758
Financials – 0.3%
Capital markets – 0.3%
BCLS Acquisition Corp., Class A (C)	12,029	132,620
CM Life Sciences, Inc. (C)	14,588	169,221
Eucrates Biomedical Acquisition Corp. (C)	11,914	123,429
Health Sciences Acquisitions Corp. 2 (C)	13,354	171,065
Helix Acquisition Corp., Class A (C)	12,247	132,635
Therapeutics Acquisition Corp., Class A (C)	14,551	202,986
		931,956
Health care – 97.9%
Biotechnology – 36.4%
4D Molecular Therapeutics, Inc. (C)	8,184	339,227
AbbVie, Inc.	52,794	5,656,877
Abcam PLC	38,266	806,564
ACADIA Pharmaceuticals, Inc. (C)	38,308	2,047,946
Acceleron Pharma, Inc. (C)	28,207	3,608,804
Acerta Pharma BV, Class B (A)(B)(C)	4,276,305	523,420
ADC Therapeutics SA (C)	13,326	426,565
Adverum Biotechnologies, Inc. (C)	14,506	157,245
Agios Pharmaceuticals, Inc. (C)	9,437	408,905
Akero Therapeutics, Inc. (C)	4,936	127,349
Akouos, Inc. (C)	8,414	166,850
Alector, Inc. (C)	16,204	245,167
Alexion Pharmaceuticals, Inc. (C)	6,596	1,030,559
Alkermes PLC (C)	3,287	65,576
Allogene Therapeutics, Inc. (C)	19,856	501,165
Alnylam Pharmaceuticals, Inc. (C)	18,674	2,427,060
Amarin Corp. PLC, ADR (C)	28,714	140,411
Amgen, Inc.	17,508	4,025,439
Annexon, Inc. (C)	8,751	219,038
Apellis Pharmaceuticals, Inc. (C)	18,572	1,062,318
Arcturus Therapeutics Holdings, Inc. (C)	9,549	414,236
Ardelyx, Inc. (C)	22,814	147,607
Argenx SE, ADR (C)	14,188	4,172,549
Ascendis Pharma A/S, ADR (C)	17,096	2,851,271
Avidity Biosciences, Inc. (C)	4,804	122,598
BeiGene, Ltd., ADR (C)	7,365	1,903,042
Biogen, Inc. (C)	12,285	3,008,105
Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
BioMarin Pharmaceutical, Inc. (C)	8,774	$769,392
BioNTech SE, ADR (C)	22,542	1,837,624
Bluebird Bio, Inc. (C)	5,504	238,158
Blueprint Medicines Corp. (C)	11,214	1,257,650
Burning Rock Biotech, Ltd., ADR (C)	12,445	287,480
C4 Therapeutics, Inc. (C)	16,356	541,874
Cardiff Oncology, Inc. (C)	8,574	154,246
Celldex Therapeutics, Inc. (C)	6,300	110,376
Cerevel Therapeutics Holdings, Inc. (C)	11,246	186,459
Constellation Pharmaceuticals, Inc. (C)	5,100	146,880
CRISPR Therapeutics AG (C)	7,552	1,156,287
CureVac NV (C)	7,477	606,160
Deciphera Pharmaceuticals, Inc. (C)	5,618	320,619
Denali Therapeutics, Inc. (C)	34,130	2,858,729
Dicerna Pharmaceuticals, Inc. (C)	14,778	325,559
Dyne Therapeutics, Inc. (C)	7,650	160,650
Enanta Pharmaceuticals, Inc. (C)	5,254	221,193
Epizyme, Inc. (C)	9,713	105,483
Exact Sciences Corp. (C)	25,393	3,364,319
Exelixis, Inc. (C)	99,496	1,996,885
Fate Therapeutics, Inc. (C)	22,603	2,055,291
FibroGen, Inc. (C)	23,547	873,358
Five Prime Therapeutics, Inc. (C)	12,600	214,326
G1 Therapeutics, Inc. (C)	2,707	48,699
Generation Bio Company (C)	19,716	558,949
Genmab A/S (C)	2,464	999,137
Global Blood Therapeutics, Inc. (C)	10,432	451,810
Homology Medicines, Inc. (C)	6,272	70,811
Ideaya Biosciences, Inc. (C)	6,100	85,400
IGM Biosciences, Inc. (C)	4,882	431,032
Immunic, Inc. (C)	6,508	99,507
Immunovant, Inc. (C)	4,517	208,640
Incyte Corp. (C)	48,961	4,258,628
Insmed, Inc. (C)	33,464	1,114,017
Intellia Therapeutics, Inc. (C)	10,092	549,005
Invitae Corp. (C)	15,000	627,150
Ionis Pharmaceuticals, Inc. (C)	32,170	1,818,892
Iovance Biotherapeutics, Inc. (C)	47,436	2,201,030
IVERIC bio, Inc. (C)	37,581	259,685
Karuna Therapeutics, Inc. (C)	7,747	787,018
Karyopharm Therapeutics, Inc. (C)	8,871	137,323
Kodiak Sciences, Inc. (C)	21,443	3,150,191

The accompanying notes are an integral part of the financial statements.	41

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Kronos Bio, Inc. (C)	7,495	$223,876
Kymera Therapeutics, Inc. (C)	6,331	392,522
Legend Biotech Corp., ADR (C)	3,497	98,476
Madrigal Pharmaceuticals, Inc. (C)	1,400	155,638
MeiraGTx Holdings PLC (C)	10,086	152,702
Mersana Therapeutics, Inc. (C)	22,688	603,728
Mirati Therapeutics, Inc. (C)	9,293	2,041,115
Moderna, Inc. (C)	18,896	1,974,065
MorphoSys AG (C)	4,770	557,706
Neurocrine Biosciences, Inc. (C)	20,015	1,918,438
Nkarta, Inc. (C)	5,244	322,349
Novavax, Inc. (C)	4,846	540,377
Nurix Therapeutics, Inc. (C)	11,040	362,995
Prelude Therapeutics, Inc. (C)	6,216	444,755
Progenics Pharmaceuticals, Inc. (B)(C)	21,900	986
Protagonist Therapeutics, Inc. (C)	12,266	247,283
Protara Therapeutics, Inc. (C)	6,963	168,574
PTC Therapeutics, Inc. (C)	9,074	553,786
Radius Health, Inc. (C)	4,391	78,423
RAPT Therapeutics, Inc. (C)	12,795	252,701
Regeneron Pharmaceuticals, Inc. (C)	9,456	4,568,288
REGENXBIO, Inc. (C)	4,700	213,192
Relay Therapeutics, Inc. (C)	5,385	223,801
Replimune Group, Inc. (C)	16,481	628,750
Rocket Pharmaceuticals, Inc. (C)	21,741	1,192,276
Sage Therapeutics, Inc. (C)	14,312	1,238,131
Sarepta Therapeutics, Inc. (C)	9,168	1,563,052
Scholar Rock Holding Corp. (C)	13,162	638,752
Seagen, Inc. (C)	22,743	3,983,209
Seres Therapeutics, Inc. (C)	9,002	220,549
SpringWorks Therapeutics, Inc. (C)	5,481	397,482
Stoke Therapeutics, Inc. (C)	7,927	490,919
Syndax Pharmaceuticals, Inc. (C)	2,500	55,600
TG Therapeutics, Inc. (C)	5,171	268,995
Translate Bio, Inc. (C)	16,693	307,652
Turning Point Therapeutics, Inc. (C)	8,840	1,077,154
Twist Bioscience Corp. (C)	8,438	1,192,205
Ultragenyx Pharmaceutical, Inc. (C)	25,313	3,504,079
UniQure NV (C)	10,600	382,978
United Therapeutics Corp. (C)	2,700	409,833
Vaxart, Inc. (C)	18,600	106,206
Vertex Pharmaceuticals, Inc. (C)	35,646	8,424,576
Xencor, Inc. (C)	19,055	831,370
Zai Lab, Ltd., ADR (C)	5,409	732,054
Zeneca, Inc. (B)(C)	13,151	8,088
Zentalis Pharmaceuticals, Inc. (C)	5,348	277,775
Zymeworks, Inc. (C)	6,823	322,455
		118,601,731
Health care equipment and supplies – 21.1%
Alcon, Inc. (C)	12,946	859,564
Alphatec Holdings, Inc. (C)	18,288	265,542
AtriCure, Inc. (C)	8,662	482,214
Becton, Dickinson and Company	24,328	6,087,352
Danaher Corp.	38,972	8,657,240
DexCom, Inc. (C)	6,873	2,541,086
DiaSorin SpA	4,447	928,492
Envista Holdings Corp. (C)	53,904	1,818,182
GenMark Diagnostics, Inc. (C)	27,332	399,047
Hologic, Inc. (C)	54,712	3,984,675
ICU Medical, Inc. (C)	3,225	691,730
Inari Medical, Inc. (C)	3,430	299,405
Insulet Corp. (C)	6,700	1,712,721
Intuitive Surgical, Inc. (C)	14,682	12,011,344
iRhythm Technologies, Inc. (C)	6,982	1,656,200
Lantheus Holdings, Inc. (C)	29,133	393,004
Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Nevro Corp. (C)	10,540	$1,824,474
Novocure, Ltd. (C)	8,076	1,397,471
Outset Medical, Inc. (C)	18,326	1,041,650
Penumbra, Inc. (C)	10,676	1,868,300
Pulmonx Corp. (C)	3,467	239,292
Quidel Corp. (C)	9,984	1,793,626
Shockwave Medical, Inc. (C)	8,231	853,719
Stryker Corp.	32,419	7,943,952
Tandem Diabetes Care, Inc. (C)	8,900	851,552
Teleflex, Inc.	5,980	2,461,189
The Cooper Companies, Inc.	4,458	1,619,681
West Pharmaceutical Services, Inc.	10,461	2,963,706
Zimmer Biomet Holdings, Inc.	6,050	932,245
		68,578,655
Health care providers and services – 16.0%
Amedisys, Inc. (C)	3,907	1,146,040
Anthem, Inc.	15,795	5,071,617
Centene Corp. (C)	87,315	5,241,519
Cigna Corp.	28,090	5,847,776
Guardant Health, Inc. (C)	10,294	1,326,691
HCA Healthcare, Inc.	25,371	4,172,515
Humana, Inc.	14,957	6,136,408
Molina Healthcare, Inc. (C)	12,338	2,624,046
Oak Street Health, Inc. (C)	4,998	305,678
Option Care Health, Inc. (C)	21,167	331,052
The Pennant Group, Inc. (C)	10,535	611,662
UnitedHealth Group, Inc.	54,936	19,264,949
		52,079,953
Health care technology – 1.5%
Accolade, Inc. (C)	4,270	185,745
Certara, Inc. (C)	10,869	366,503
Multiplan Corp. (C)	32,800	262,072
Phreesia, Inc. (C)	12,066	654,701
Schrodinger, Inc. (C)	4,954	392,258
Teladoc Health, Inc. (C)	3,864	772,645
Veeva Systems, Inc., Class A (C)	7,778	2,117,561
		4,751,485
Life sciences tools and services – 9.9%
10X Genomics, Inc., Class A (C)	7,961	1,127,278
Adaptive Biotechnologies Corp. (C)	12,472	737,469
Agilent Technologies, Inc.	42,444	5,029,190
Avantor, Inc. (C)	67,842	1,909,752
Berkeley Lights, Inc. (C)	5,231	467,704
Bio-Techne Corp.	2,500	793,875
Bruker Corp.	35,931	1,944,945
Codexis, Inc. (C)	10,735	234,345
Evotec SE (C)	21,866	807,990
Lonza Group AG	1,486	957,231
Mettler-Toledo International, Inc. (C)	999	1,138,540
Pacific Biosciences of California, Inc. (C)	51,594	1,338,348
PPD, Inc. (C)	13,858	474,221
PRA Health Sciences, Inc. (C)	7,908	991,980
Quanterix Corp. (C)	15,636	727,074
Repligen Corp. (C)	1,226	234,938
Seer, Inc. (C)	5,198	291,816
Thermo Fisher Scientific, Inc.	26,427	12,309,168
Wuxi Biologics Cayman, Inc. (C)(D)	64,500	855,356
		32,371,220
Pharmaceuticals – 13.0%
Arvinas, Inc. (C)	11,423	970,155
Astellas Pharma, Inc.	53,700	831,478
AstraZeneca PLC, ADR	95,860	4,792,041
Atea Pharmaceuticals, Inc. (C)	3,959	165,407
Athira Pharma, Inc. (C)	11,226	384,491

The accompanying notes are an integral part of the financial statements.	42

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Axsome Therapeutics, Inc. (C)	7,621	$620,883
BioAtla, Inc. (C)	6,118	208,073
Cara Therapeutics, Inc. (C)	14,333	216,858
Catalent, Inc. (C)	14,481	1,507,038
Chugai Pharmaceutical Company, Ltd.	17,500	933,715
Daiichi Sankyo Company, Ltd.	56,200	1,925,984
Eisai Company, Ltd.	9,300	665,072
Elanco Animal Health, Inc. (C)	24,808	760,861
Eli Lilly & Company	51,637	8,718,391
GW Pharmaceuticals PLC, ADR (C)	3,877	447,445
Ipsen SA	4,248	351,259
Kinnate Biopharma, Inc. (C)	9,888	393,345
Merck & Company, Inc.	112,876	9,233,257
Merck KGaA	10,442	1,790,952
Milestone Pharmaceuticals, Inc. (C)	6,904	46,257
Reata Pharmaceuticals, Inc., Class A (C)	3,824	472,723
Roche Holding AG	10,189	3,548,813
Royalty Pharma PLC, Class A	37,249	1,864,312
Sanofi	16,005	1,551,253
WaVe Life Sciences, Ltd. (C)	13,514	106,355
		42,506,418
		318,889,462
Information technology – 0.1%
Electronic equipment, instruments and components – 0.1%
908 Devices, Inc. (C)	3,759	214,075
TOTAL COMMON STOCKS (Cost $206,072,180)		$320,420,251
PREFERRED SECURITIES – 1.1%
Consumer discretionary – 0.3%
Specialty retail – 0.3%
JAND, Inc., Series D (A)(B)(C)	33,198	859,164
Health care – 0.5%
Health care equipment and supplies – 0.5%
Sartorius AG	4,254	1,791,697
Information technology – 0.3%
Software – 0.3%
Doximity, Inc. (A)(B)(C)	31,611	862,348
TOTAL PREFERRED SECURITIES (Cost $1,168,265)		$3,513,209
RIGHTS – 0.0%
Bristol-Myers Squibb Company (Expiration Date: 3-31-21) (C)(E)	98,196	67,765
TOTAL RIGHTS (Cost $263,381)		$67,765
WARRANTS – 0.0%
Cerevel Therapeutics Holdings, Inc. (Expiration Date: 10-27-25; Strike Price: $11.50) (C)	3,748	21,176
TOTAL WARRANTS (Cost $7,214)		$21,176
SHORT-TERM INVESTMENTS – 0.4%
Short-term funds – 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0300% (F)	615,266	615,266
T. Rowe Price Government Reserve Fund, 0.0753% (F)	793,778	793,778
TOTAL SHORT-TERM INVESTMENTS (Cost $1,409,044)		$1,409,044
Total Investments (Health Sciences Trust) (Cost $208,920,084) – 99.9%		$325,431,445
Other assets and liabilities, net – 0.1%		165,249
TOTAL NET ASSETS – 100.0%		$325,596,694
Health Sciences Trust (continued)
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to financial statements.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(C)	Non-income producing security.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 12-31-20.
International Equity Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 97.2%
Argentina - 0.0%
Globant SA (A)	1,200	$261,132
YPF SA, ADR (A)	6,300	29,610
		290,742
Australia - 4.6%
Afterpay, Ltd. (A)	7,435	675,884
AGL Energy, Ltd.	24,640	227,437
AMP, Ltd.	145,968	175,413
Ampol, Ltd.	9,411	206,370
APA Group	44,410	330,432
Aristocrat Leisure, Ltd.	21,036	505,095
ASX, Ltd.	6,626	367,724
Aurizon Holdings, Ltd.	76,706	230,458
AusNet Services	84,537	114,572
Australia & New Zealand Banking Group, Ltd.	97,066	1,703,328
BHP Group PLC	71,227	1,880,708
BHP Group, Ltd.	99,346	3,246,090
BlueScope Steel, Ltd.	20,070	271,041
Brambles, Ltd.	57,919	475,069
CIMIC Group, Ltd. (A)(B)	3,702	69,635
Coca-Cola Amatil, Ltd.	21,130	210,542
Cochlear, Ltd.	2,361	344,507
Coles Group, Ltd.	45,471	635,295
Commonwealth Bank of Australia	60,585	3,850,908
Computershare, Ltd.	16,916	190,358
Crown Resorts, Ltd.	14,067	104,693
CSL, Ltd.	15,539	3,395,158
Dexus	39,487	286,397
Evolution Mining, Ltd.	56,369	216,929
Fortescue Metals Group, Ltd.	54,593	986,081
Goodman Group	57,212	836,295
Insurance Australia Group, Ltd.	79,094	287,038
Lendlease Corp., Ltd.	20,344	205,695
Macquarie Group, Ltd.	11,522	1,229,852
Magellan Financial Group, Ltd.	4,432	183,566
Medibank Pvt., Ltd.	99,625	230,746
Mirvac Group	141,329	287,036
National Australia Bank, Ltd.	110,955	1,934,373
Newcrest Mining, Ltd.	28,639	571,571
Northern Star Resources, Ltd.	25,763	251,807
Oil Search, Ltd.	55,389	158,742
Orica, Ltd.	13,519	158,116
Origin Energy, Ltd.	71,385	262,081
Qantas Airways, Ltd. (A)	26,994	101,221
QBE Insurance Group, Ltd. (B)	49,235	320,935
Ramsay Health Care, Ltd.	6,659	319,970
REA Group, Ltd.	2,146	245,819

The accompanying notes are an integral part of the financial statements.	43

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Rio Tinto, Ltd.	12,705	$1,117,298
Santos, Ltd.	64,049	310,171
Scentre Group	177,637	381,563
SEEK, Ltd.	11,910	261,125
Sonic Healthcare, Ltd.	16,282	403,417
South32, Ltd.	112,851	215,677
South32, Ltd. (London Stock Exchange)	74,597	141,046
Stockland	87,409	282,206
Suncorp Group, Ltd.	43,155	324,762
Sydney Airport (A)	47,614	235,681
Tabcorp Holdings, Ltd.	82,609	248,714
Telstra Corp., Ltd.	142,464	327,184
The GPT Group	79,169	275,376
TPG Telecom, Ltd. (A)(B)	13,013	72,274
Transurban Group	93,607	986,414
Treasury Wine Estates, Ltd.	26,341	190,547
Vicinity Centres	127,154	157,222
Washington H. Soul Pattinson & Company, Ltd. (B)	3,863	89,861
Wesfarmers, Ltd.	38,805	1,508,240
Westpac Banking Corp.	125,539	1,868,187
WiseTech Global, Ltd.	5,291	125,742
Woodside Petroleum, Ltd.	32,185	564,707
Woolworths Group, Ltd.	43,228	1,310,261
		39,682,662
Austria - 0.1%
Erste Group Bank AG	11,010	335,393
OMV AG	5,543	221,403
Raiffeisen Bank International AG (A)	4,926	100,104
Verbund AG	2,442	207,464
voestalpine AG	4,357	155,503
		1,019,867
Belgium - 0.6%
Ageas SA/NV	6,383	338,981
Anheuser-Busch InBev SA/NV	26,526	1,850,622
Elia Group SA/NV	1,076	128,431
Etablissements Franz Colruyt NV	2,769	163,565
Galapagos NV (A)	1,603	158,655
Groupe Bruxelles Lambert SA	3,809	383,922
KBC Group NV (A)	8,597	601,624
Proximus SADP	5,996	118,440
Sofina SA	537	181,653
Solvay SA	2,881	339,767
UCB SA	4,152	428,888
Umicore SA (B)	6,530	313,863
		5,008,411
Brazil - 1.1%
Ambev SA	161,630	488,629
Atacadao SA	13,900	51,829
B2W Cia Digital (A)	8,038	117,054
B3 SA - Brasil Bolsa Balcao	73,407	878,886
Banco Bradesco SA	42,418	198,839
Banco BTG Pactual SA	8,837	159,718
Banco do Brasil SA	30,113	226,380
Banco Santander Brasil SA	14,000	121,572
BB Seguridade Participacoes SA	24,400	139,643
Bradespar SA	7,600	93,510
BRF SA (A)	19,720	83,916
CCR SA	40,100	104,320
Centrais Eletricas Brasileiras SA	9,400	66,919
Centrais Eletricas Brasileiras SA, ADR	1,429	9,489
Cia Brasileira de Distribuicao	4,938	71,397
Cia Brasileira de Distribuicao, ADR	628	8,993
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Brazil (continued)
Cia de Saneamento Basico do Estado de Sao Paulo	11,270	$97,154
Cia Siderurgica Nacional SA, ADR	11,800	70,210
Cosan SA	5,611	81,949
Energisa SA	6,100	61,836
Engie Brasil Energia SA	7,275	61,798
Equatorial Energia SA	30,700	137,550
Hypera SA	10,908	72,138
JBS SA	34,073	155,294
Klabin SA	24,000	121,991
Localiza Rent a Car SA	21,027	280,235
Lojas Renner SA	25,927	218,008
Magazine Luiza SA	92,108	441,673
Multiplan Empreendimentos Imobiliarios SA	9,975	45,350
Natura & Company Holding SA (A)	26,929	273,374
Notre Dame Intermedica Participacoes SA	17,255	261,562
Petrobras Distribuidora SA	25,000	106,688
Petroleo Brasileiro SA	133,029	734,888
Raia Drogasil SA	40,500	194,687
Rumo SA (A)	45,451	168,094
Sul America SA	10,493	89,857
Suzano SA (A)	22,263	250,015
Suzano SA, ADR (A)	3,164	35,374
Telefonica Brasil SA	9,652	86,780
Telefonica Brasil SA, ADR	6,017	53,250
Tim SA	28,020	79,405
TOTVS SA	16,600	91,968
Ultrapar Participacoes SA	25,400	116,277
Vale SA	128,797	2,167,815
Via Varejo SA (A)	44,400	138,323
WEG SA	30,058	438,992
		9,953,629
Canada - 6.3%
Agnico Eagle Mines, Ltd.	8,384	590,088
Air Canada (A)	4,700	84,075
Algonquin Power & Utilities Corp. (B)	19,850	326,701
Alimentation Couche-Tard, Inc., Class B	29,500	1,005,350
AltaGas, Ltd.	11,500	169,126
Atco, Ltd., Class I	3,400	97,467
B2Gold Corp.	36,100	202,210
Bank of Montreal	21,998	1,672,532
Barrick Gold Corp.	40,477	922,172
Barrick Gold Corp. (London Stock Exchange)	20,657	482,502
BCE, Inc.	5,524	236,210
BlackBerry, Ltd. (A)	21,000	139,241
Brookfield Asset Management, Inc., Class A (B)	43,372	1,792,941
CAE, Inc.	10,400	288,167
Cameco Corp. (B)	16,300	218,332
Canadian Apartment Properties REIT	2,900	113,890
Canadian Imperial Bank of Commerce	15,700	1,340,957
Canadian National Railway Company	24,400	2,682,486
Canadian Natural Resources, Ltd.	41,660	1,001,162
Canadian Pacific Railway, Ltd.	4,700	1,630,286
Canadian Tire Corp., Ltd., Class A (B)	2,100	276,057
Canadian Utilities, Ltd., Class A	4,600	112,353
Canopy Growth Corp. (A)(B)	8,000	196,842
CCL Industries, Inc., Class B	6,000	272,402
Cenovus Energy, Inc. (B)	40,300	245,365
CGI, Inc. (A)	7,900	626,774
CI Financial Corp.	6,700	83,059
Constellation Software, Inc.	700	908,983
Dollarama, Inc.	10,100	411,649

The accompanying notes are an integral part of the financial statements.	44

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Emera, Inc.	8,200	$348,511
Empire Company, Ltd., Class A	6,200	169,454
Enbridge, Inc.	69,600	2,225,953
Fairfax Financial Holdings, Ltd.	1,000	340,836
First Quantum Minerals, Ltd.	20,154	361,787
FirstService Corp.	1,300	177,929
Fortis, Inc.	15,335	626,459
Franco-Nevada Corp.	6,796	852,103
George Weston, Ltd.	2,799	209,073
Gfl Environmental, Inc. (B)	6,400	186,585
Gildan Activewear, Inc. (B)	8,400	234,862
Great-West Lifeco, Inc.	9,900	236,048
Hydro One, Ltd. (C)	10,900	245,333
iA Financial Corp., Inc.	3,400	147,389
IGM Financial, Inc. (B)	3,000	81,334
Imperial Oil, Ltd. (B)	8,630	163,800
Intact Financial Corp.	5,000	592,034
Inter Pipeline, Ltd. (B)	15,900	148,270
Keyera Corp. (B)	8,500	151,049
Kinross Gold Corp.	41,629	305,456
Kirkland Lake Gold, Ltd. (B)	8,100	334,716
Loblaw Companies, Ltd.	6,140	302,972
Lundin Mining Corp.	26,800	237,913
Magna International, Inc.	9,800	693,753
Manulife Financial Corp. (D)	68,800	1,224,228
Metro, Inc.	9,357	417,533
National Bank of Canada	11,500	647,231
Northland Power, Inc.	6,400	229,624
Nutrien, Ltd. (B)	20,490	985,786
Onex Corp.	3,500	200,888
Open Text Corp.	9,700	440,764
Pan American Silver Corp.	7,300	251,764
Parkland Corp.	5,400	171,346
Pembina Pipeline Corp. (B)	18,998	449,242
Power Corp. of Canada (B)	19,412	445,764
Quebecor, Inc., Class B	6,400	164,714
Restaurant Brands International, Inc.	9,046	553,107
RioCan Real Estate Investment Trust	6,300	82,901
Ritchie Bros Auctioneers, Inc.	3,800	264,140
Rogers Communications, Inc., Class B	12,200	567,972
Royal Bank of Canada	48,000	3,944,002
Saputo, Inc.	9,100	254,720
Shaw Communications, Inc., Class B	16,926	297,059
Shopify, Inc., Class A (A)	3,700	4,177,928
SSR Mining, Inc. (A)(B)	7,400	148,593
Sun Life Financial, Inc.	20,700	920,434
Suncor Energy, Inc.	54,435	913,023
TC Energy Corp.	32,297	1,313,041
Teck Resources, Ltd., Class B	16,161	293,282
TELUS Corp.	15,991	316,704
The Bank of Nova Scotia (B)	41,700	2,253,877
The Toronto-Dominion Bank	60,772	3,433,673
Thomson Reuters Corp.	5,954	487,303
TMX Group, Ltd.	2,000	199,764
Topicus.com, Inc. (A)(E)	1,302	4,922
Toromont Industries, Ltd. (B)	2,800	196,213
Wheaton Precious Metals Corp.	16,184	675,891
WSP Global, Inc.	3,800	359,998
Yamana Gold, Inc.	33,100	189,046
		54,979,475
Chile - 0.1%
Antofagasta PLC	16,040	314,692
Banco Santander Chile, ADR	4,908	93,203
Cencosud SA	61,383	109,376
Cia Cervecerias Unidas SA, ADR	1,518	22,315
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chile (continued)
Enel Americas SA, ADR	24,015	$197,403
Enel Chile SA, ADR	14,822	57,658
Sociedad Quimica y Minera de Chile SA, ADR	3,144	154,339
		948,986
China - 10.4%
3SBio, Inc. (A)(C)	40,500	36,973
51job, Inc., ADR (A)	900	63,000
AAC Technologies Holdings, Inc.	27,342	151,554
AECC Aviation Power Company, Ltd., Class A	3,600	32,722
Agile Group Holdings, Ltd.	54,000	71,875
Agricultural Bank of China, Ltd., Class A	165,700	79,604
Agricultural Bank of China, Ltd., H Shares	934,000	342,070
Aier Eye Hospital Group Company, Ltd., Class A	8,944	102,485
Air China, Ltd., H Shares	84,534	66,643
Airtac International Group	4,000	128,563
Alibaba Group Holding, Ltd., ADR (A)	63,900	14,871,447
Aluminum Corp. of China, Ltd., A Shares (A)	29,100	16,170
Aluminum Corp. of China, Ltd., H Shares (A)	185,220	65,209
Anhui Conch Cement Company, Ltd., Class A	8,900	70,353
Anhui Conch Cement Company, Ltd., H Shares	44,290	277,568
Anhui Gujing Distillery Company, Ltd., Class A	900	37,466
ANTA Sports Products, Ltd.	37,000	587,083
Autohome, Inc., ADR	2,100	209,202
Avic Capital Company, Ltd., Class A	20,000	13,401
AVIC Jonhon Optronic Technology Company, Ltd., Class A	2,300	27,581
AVIC Xi'an Aircraft Industry Group Company, Ltd., Class A	6,200	34,821
AviChina Industry & Technology Company, Ltd., H Shares	72,000	50,335
Baidu, Inc., ADR (A)	9,200	1,989,408
Bank of Beijing Company, Ltd., Class A	47,000	34,798
Bank of China, Ltd., Class A	78,100	37,988
Bank of China, Ltd., H Shares	2,682,563	907,924
Bank of Communications Company, Ltd., Class A	87,300	59,829
Bank of Communications Company, Ltd., H Shares	337,527	178,539
Bank of Hangzhou Company, Ltd., Class A	11,400	26,033
Bank of Jiangsu Company, Ltd., Class A	25,700	21,469
Bank of Nanjing Company, Ltd., Class A	13,600	16,808
Bank of Ningbo Company, Ltd., Class A	12,500	67,580
Bank of Shanghai Company, Ltd., Class A	31,610	37,924
Baoshan Iron & Steel Company, Ltd., Class A	41,300	37,606
Baozun, Inc., ADR (A)	1,300	44,655
BeiGene, Ltd., ADR (A)	1,500	387,585
Beijing Capital International Airport Company, Ltd., H Shares	52,789	44,061
Beijing Shunxin Agriculture Company, Ltd., Class A	1,700	18,884
Bilibili, Inc., ADR (A)	3,400	291,448
BOE Technology Group Company, Ltd., Class A	75,300	69,218
BYD Company, Ltd., Class A	4,000	119,148
BYD Company, Ltd., H Shares	21,605	568,822

The accompanying notes are an integral part of the financial statements.	45

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
BYD Electronic International Company, Ltd. (B)	13,500	$70,825
CGN Power Company, Ltd., H Shares (C)	446,000	96,179
Changchun High & New Technology Industry Group, Inc., Class A	800	54,920
China Aoyuan Group, Ltd.	64,000	62,271
China Cinda Asset Management Company, Ltd., H Shares	304,800	57,834
China CITIC Bank Corp., Ltd., H Shares	310,800	132,023
China Communications Construction Company, Ltd., H Shares	122,335	52,908
China Communications Services Corp., Ltd., H Shares	129,600	57,252
China Conch Venture Holdings, Ltd.	57,900	281,745
China Construction Bank Corp., Class A	15,400	14,794
China Construction Bank Corp., H Shares	3,293,914	2,484,530
China Eastern Airlines Corp., Ltd., Class A	15,800	11,331
China Everbright Bank Company, Ltd., Class A	88,600	54,097
China Everbright Bank Company, Ltd., H Shares	120,000	45,766
China Evergrande Group (B)	65,959	126,778
China Feihe, Ltd. (C)	39,000	91,511
China Fortune Land Development Company, Ltd., Class A	8,710	17,229
China Galaxy Securities Company, Ltd., H Shares	129,500	81,247
China Greatwall Technology Group Company, Ltd., Class A	6,500	18,906
China Hongqiao Group, Ltd.	34,500	31,630
China Huarong Asset Management Company, Ltd., H Shares (C)	351,700	39,043
China Huishan Dairy Holdings Company, Ltd. (A)(E)	225,000	0
China International Capital Corp., Ltd., H Shares (A)(C)	36,800	99,774
China Life Insurance Company, Ltd., Class A	4,500	26,417
China Life Insurance Company, Ltd., H Shares	265,624	584,766
China Literature, Ltd. (A)(B)(C)	6,400	50,314
China Longyuan Power Group Corp., Ltd., H Shares	99,000	99,545
China Medical System Holdings, Ltd.	48,300	53,960
China Meidong Auto Holdings, Ltd.	18,000	73,271
China Merchants Bank Company, Ltd., Class A	45,900	308,757
China Merchants Bank Company, Ltd., H Shares	131,823	833,918
China Merchants Securities Company, Ltd., Class A	16,510	58,961
China Merchants Shekou Industrial Zone Holdings Company, Ltd., Class A	17,600	35,739
China Minsheng Banking Corp., Ltd., Class A	78,880	62,741
China Minsheng Banking Corp., Ltd., H Shares	242,496	138,234
China Molybdenum Company, Ltd., Class A	28,400	27,196
China Molybdenum Company, Ltd., H Shares	129,000	84,404
China National Building Material Company, Ltd., H Shares	138,000	166,109
China National Nuclear Power Company, Ltd., Class A	20,900	15,729
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Oilfield Services, Ltd., H Shares	56,000	$47,468
China Pacific Insurance Group Company, Ltd., Class A	14,000	82,263
China Pacific Insurance Group Company, Ltd., H Shares	94,100	367,929
China Petroleum & Chemical Corp., Class A	56,700	34,967
China Petroleum & Chemical Corp., H Shares	819,361	364,894
China Railway Construction Corp., Ltd., Class A	20,500	24,788
China Railway Construction Corp., Ltd., H Shares	54,000	29,593
China Railway Group, Ltd., Class A	30,000	24,197
China Railway Group, Ltd., H Shares	179,000	78,994
China Resources Pharmaceutical Group, Ltd. (C)	66,000	33,938
China Shenhua Energy Company, Ltd., Class A	9,800	27,021
China Shenhua Energy Company, Ltd., H Shares	127,500	240,336
China Shipbuilding Industry Company, Ltd., Class A (A)	50,900	32,605
China Southern Airlines Company, Ltd., Class A (A)	13,800	12,606
China Southern Airlines Company, Ltd., H Shares (A)	64,000	38,254
China State Construction Engineering Corp., Ltd., Class A	93,340	70,979
China Telecom Corp., Ltd., H Shares	481,604	132,855
China Tourism Group Duty Free Corp., Ltd., Class A	4,300	186,115
China Tower Corp., Ltd., H Shares (C)	1,496,000	220,124
China United Network Communications, Ltd., Class A	69,100	47,173
China Vanke Company, Ltd., Class A	21,600	94,805
China Vanke Company, Ltd., H Shares	63,600	219,561
China Yangtze Power Company, Ltd., Class A	48,900	143,238
Chongqing Rural Commercial Bank Company, Ltd., H Shares	88,000	35,892
Chongqing Zhifei Biological Products Company, Ltd., Class A	2,100	47,466
CIFI Holdings Group Company, Ltd.	133,487	113,118
CITIC Securities Company, Ltd., Class A	21,900	98,425
CITIC Securities Company, Ltd., H Shares	75,500	170,365
CITIC, Ltd.	207,967	147,247
CNOOC, Ltd.	636,258	583,717
Contemporary Amperex Technology Company, Ltd., Class A	4,900	263,744
COSCO SHIPPING Holdings Company, Ltd., H Shares (A)	92,000	110,297
Country Garden Holdings Company, Ltd.	260,777	359,944
Country Garden Services Holdings Company, Ltd.	47,000	317,981
CRRC Corp., Ltd., Class A	43,300	35,186
CRRC Corp., Ltd., H Shares	131,150	45,194
CSC Financial Company, Ltd., Class A	6,200	39,824
CSPC Pharmaceutical Group, Ltd.	303,120	308,619
Dali Foods Group Company, Ltd. (C)	73,000	41,724
Daqin Railway Company, Ltd., Class A	33,100	32,706
Dongfeng Motor Group Company, Ltd., H Shares	123,220	143,986
East Money Information Company, Ltd., Class A	17,880	84,717

The accompanying notes are an integral part of the financial statements.	46

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
ENN Energy Holdings, Ltd.	26,600	$390,480
Eve Energy Company, Ltd., Class A	4,181	52,179
Everbright Securities Company, Ltd., Class A	8,700	24,652
Focus Media Information Technology Company, Ltd., Class A	32,700	49,409
Foshan Haitian Flavouring & Food Company, Ltd., Class A	6,000	184,232
Fosun International, Ltd.	102,500	160,982
Founder Securities Company, Ltd., Class A (A)	13,200	20,943
Foxconn Industrial Internet Company, Ltd., Class A	6,400	13,416
Fuyao Glass Industry Group Company, Ltd., Class A	4,500	33,103
Fuyao Glass Industry Group Company, Ltd., H Shares (C)	16,800	92,472
GDS Holdings, Ltd., ADR (A)	2,100	196,644
Gemdale Corp., Class A	7,300	15,063
Genscript Biotech Corp. (A)	28,000	40,739
GF Securities Company, Ltd., Class A	13,200	32,878
GF Securities Company, Ltd., H Shares	47,800	67,584
Gigadevice Semiconductor Beijing, Inc., Class A	980	29,632
Glodon Company, Ltd., Class A	2,500	30,138
GoerTek, Inc., Class A	5,200	29,718
GOME Retail Holdings, Ltd. (A)	386,127	46,363
Great Wall Motor Company, Ltd., H Shares	104,500	359,542
Greenland Holdings Corp., Ltd., Class A	13,100	11,671
Greentown Service Group Company, Ltd.	22,000	27,197
GSX Techedu, Inc., ADR (A)(B)	2,700	139,617
Guangdong Haid Group Company, Ltd., Class A	3,500	35,060
Guangzhou Automobile Group Company, Ltd., H Shares	100,310	111,872
Guangzhou Baiyunshan Pharmaceutical Holdings Company, Ltd., Class A	2,300	10,302
Guangzhou R&F Properties Company, Ltd., H Shares	43,600	56,154
Guosen Securities Company, Ltd., Class A	6,600	13,764
Guotai Junan Securities Company, Ltd., Class A	16,700	44,763
Haidilao International Holding, Ltd. (C)	19,000	146,521
Haier Smart Home Company, Ltd., Class A	13,600	60,888
Haier Smart Home Company, Ltd., H Shares (A)	72,000	260,976
Haitian International Holdings, Ltd.	29,000	100,270
Haitong Securities Company, Ltd., Class A	18,000	35,418
Haitong Securities Company, Ltd., H Shares	113,200	101,163
Hangzhou Hikvision Digital Technology Company, Ltd., Class A	16,600	123,193
Hangzhou Tigermed Consulting Company, Ltd., A Shares	1,700	41,977
Hansoh Pharmaceutical Group Company, Ltd. (A)(C)	40,000	193,850
Henan Shuanghui Investment & Development Company, Ltd., Class A	4,400	31,622
Hengan International Group Company, Ltd.	25,000	177,015
Hengli Petrochemical Company, Ltd., Class A	9,500	40,651
Hithink RoyalFlush Information Network Company, Ltd., Class A	900	17,087
Hua Hong Semiconductor, Ltd. (A)(C)	9,000	51,239
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Huadong Medicine Company, Ltd., Class A	2,800	$11,376
Hualan Biological Engineering, Inc., Class A	4,030	26,055
Huaneng Power International, Inc., H Shares	149,436	54,549
Huatai Securities Company, Ltd., Class A	16,400	45,180
Huatai Securities Company, Ltd., H Shares (C)	65,400	102,970
Huaxia Bank Company, Ltd., Class A	28,500	27,253
Huayu Automotive Systems Company, Ltd., Class A	5,100	22,521
Huazhu Group, Ltd., ADR	4,700	211,641
Hundsun Technologies, Inc., Class A	1,690	27,137
Iflytek Company, Ltd., Class A	3,500	21,897
Industrial & Commercial Bank of China, Ltd., Class A	120,000	91,599
Industrial & Commercial Bank of China, Ltd., H Shares	2,051,735	1,318,219
Industrial Bank Company, Ltd., Class A	46,200	147,553
Industrial Securities Company, Ltd., Class A	14,900	19,790
Inner Mongolia BaoTou Steel Union Company, Ltd., Class A (A)	48,800	8,737
Inner Mongolia Yili Industrial Group Company, Ltd., Class A	13,600	92,289
Innovent Biologics, Inc. (A)(C)	33,000	348,484
Inspur Electronic Information Industry Company, Ltd., Class A	3,248	13,382
iQIYI, Inc., ADR (A)	4,500	78,660
JD.com, Inc., ADR (A)	29,100	2,557,890
Jiangsu Expressway Company, Ltd., H Shares	41,145	46,021
Jiangsu Hengli Hydraulic Company, Ltd., Class A	2,960	51,213
Jiangsu Hengrui Medicine Company, Ltd., Class A	11,832	201,586
Jiangsu King's Luck Brewery JSC, Ltd., Class A	2,800	24,586
Jiangsu Yanghe Brewery Joint-Stock Company, Ltd., Class A	3,400	122,770
Jiangxi Copper Company, Ltd., H Shares	54,075	85,121
JOYY, Inc., ADR	2,000	159,960
Kaisa Group Holdings, Ltd. (A)	49,000	24,232
KE Holdings, Inc., ADR (A)	3,100	190,774
Kingdee International Software Group Company, Ltd. (A)	70,000	285,779
Kingsoft Corp., Ltd.	29,000	187,507
Kweichow Moutai Company, Ltd., Class A	2,500	763,997
KWG Group Holdings, Ltd.	45,000	61,482
Lenovo Group, Ltd.	257,436	243,378
Lens Technology Company, Ltd., Class A	7,300	34,145
Lepu Medical Technology Beijing Company, Ltd., Class A	4,000	16,626
Li Ning Company, Ltd.	70,500	485,121
Lingyi iTech Guangdong Company, Class A	12,700	23,326
Logan Group Company, Ltd.	48,000	78,633
Longfor Group Holdings, Ltd. (C)	64,100	374,951
LONGi Green Energy Technology Company, Ltd., Class A	8,100	114,364
Lufax Holding, Ltd., ADR (A)(B)	5,800	82,360
Luxshare Precision Industry Company, Ltd., Class A	15,495	133,169
Luye Pharma Group, Ltd. (C)	23,000	10,699

The accompanying notes are an integral part of the financial statements.	47

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Luzhou Laojiao Company, Ltd., Class A	3,300	$114,171
Mango Excellent Media Company, Ltd., Class A	3,300	36,622
Meinian Onehealth Healthcare Holdings Company, Ltd., Class A (A)	8,300	14,398
Meituan, Class B (A)	121,400	4,569,916
Metallurgical Corp. of China, Ltd., A Shares	28,700	11,992
Microport Scientific Corp.	25,000	134,955
Minth Group, Ltd.	26,000	137,558
Momo, Inc., ADR	5,200	72,592
Muyuan Foods Company, Ltd., Class A	6,630	78,188
NARI Technology Company, Ltd., Class A	10,300	41,923
NetEase, Inc., ADR	14,000	1,340,780
New China Life Insurance Company, Ltd., Class A	4,600	40,792
New China Life Insurance Company, Ltd., H Shares	29,500	115,072
New Hope Liuhe Company, Ltd., Class A	6,800	23,324
New Oriental Education & Technology Group, Inc., ADR (A)	5,100	947,631
NIO, Inc., ADR (A)	36,000	1,754,640
Noah Holdings, Ltd., ADR (A)	1,000	47,810
Orient Securities Company, Ltd., Class A	9,600	17,075
Perfect World Company, Ltd., Class A	4,350	19,638
PetroChina Company, Ltd., Class A	36,000	22,853
PetroChina Company, Ltd., H Shares	712,261	220,547
PICC Property & Casualty Company, Ltd., H Shares	252,363	190,917
Pinduoduo, Inc., ADR (A)	12,800	2,274,176
Ping An Bank Company, Ltd., Class A	38,200	113,039
Ping An Healthcare and Technology Company, Ltd. (A)(C)	17,400	211,327
Ping An Insurance Group Company of China, Ltd., Class A	24,100	320,677
Ping An Insurance Group Company of China, Ltd., H Shares	198,790	2,419,198
Poly Developments and Holdings Group Company, Ltd., Class A	26,500	64,020
Postal Savings Bank of China Company, Ltd., H Shares (C)	285,000	161,042
Power Construction Corp. of China, Ltd., Class A	20,500	12,172
Rongsheng Petro Chemical Company, Ltd., Class A	9,300	39,332
SAIC Motor Corp., Ltd., Class A	17,300	64,735
Sanan Optoelectronics Company, Ltd., Class A	6,600	27,285
Sangfor Technologies, Inc., Class A	700	26,549
Sany Heavy Industry Company, Ltd., Class A	18,600	99,696
SDIC Capital Company, Ltd., Class A	7,800	16,508
SDIC Power Holdings Company, Ltd., Class A	10,900	14,401
Seazen Group, Ltd. (A)	64,000	53,461
Seazen Holdings Company, Ltd., Class A	5,000	26,614
Semiconductor Manufacturing International Corp. (A)	108,900	305,384
SF Holding Company, Ltd., Class A	3,600	48,575
Shaanxi Coal Industry Company, Ltd., Class A	13,400	19,160
Shandong Gold Mining Company, Ltd., Class A	5,880	21,271
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	80,000	180,993
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Shanghai Fosun Pharmaceutical Group Company, Ltd., Class A	3,200	$26,470
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares (B)	17,500	83,650
Shanghai International Airport Company, Ltd., Class A	1,600	18,526
Shanghai International Port Group Company, Ltd., Class A	13,700	9,576
Shanghai Lujiazui Finance & Trade Zone Development Company, Ltd., B Shares	39,240	30,701
Shanghai M&G Stationery, Inc., Class A	2,000	27,113
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	31,100	54,715
Shanghai Pudong Development Bank Company, Ltd., Class A	65,300	96,688
Shanxi Xinghuacun Fen Wine Factory Company, Ltd., Class A	1,400	80,426
Shengyi Technology Company, Ltd., Class A	5,100	22,007
Shennan Circuits Company, Ltd., Class A	1,120	18,539
Shenwan Hongyuan Group Company, Ltd., Class A	36,200	29,237
Shenzhen Goodix Technology Company, Ltd., Class A	800	19,057
Shenzhen Inovance Technology Company, Ltd., Class A	3,700	52,840
Shenzhen Kangtai Biological Products Company, Ltd., Class A	1,400	37,347
Shenzhen Mindray Bio-Medical Electronics Company, Ltd., Class A	700	45,536
Shenzhen Overseas Chinese Town Company, Ltd., Class A	13,200	14,321
Shenzhen Sunway Communication Company, Ltd., Class A	2,200	12,090
Shenzhou International Group Holdings, Ltd.	27,000	529,153
Sichuan Chuantou Energy Company, Ltd., Class A	9,800	15,068
Silergy Corp.	3,000	258,185
SINA Corp. (A)(B)	2,300	97,474
Sinopharm Group Company, Ltd., H Shares	42,800	103,825
Sinotruk Hong Kong, Ltd.	24,500	62,758
Smoore International Holdings, Ltd. (A)(C)	16,000	123,988
Songcheng Performance Development Company, Ltd., Class A	5,760	15,619
Spring Airlines Company, Ltd., Class A	2,000	17,000
Sunac China Holdings, Ltd.	87,000	321,593
Suning.com Company, Ltd., Class A	20,700	24,435
Sunny Optical Technology Group Company, Ltd.	25,400	554,952
TAL Education Group, ADR (A)	12,800	915,328
TCL Technology Group Corp., Class A	21,800	23,616
Tencent Holdings, Ltd.	193,900	13,951,841
Tencent Music Entertainment Group, ADR (A)	12,400	238,576
The People's Insurance Company Group of China, Ltd., H Shares	265,000	84,104
Tingyi Cayman Islands Holding Corp.	76,000	129,999
Tongwei Company, Ltd., Class A	6,200	36,463
TravelSky Technology, Ltd., H Shares	31,000	74,893
Trip.com Group, Ltd., ADR (A)	16,000	539,680
Tsingtao Brewery Company, Ltd., H Shares	12,000	125,723
Uni-President China Holdings, Ltd.	46,000	46,841

The accompanying notes are an integral part of the financial statements.	48

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Unisplendour Corp., Ltd., Class A	5,320	$16,657
Vipshop Holdings, Ltd., ADR (A)	15,300	430,083
Walvax Biotechnology Company, Ltd., Class A	3,400	20,021
Wanhua Chemical Group Company, Ltd., Class A	7,000	97,537
Want Want China Holdings, Ltd.	218,000	157,610
Weibo Corp., ADR (A)(B)	1,890	77,471
Weichai Power Company, Ltd., Class A	9,600	23,201
Weichai Power Company, Ltd., H Shares	78,720	158,284
Wens Foodstuffs Group Company, Ltd., Class A	14,160	39,513
Will Semiconductor, Ltd., Class A	1,300	46,020
Wuhu Sanqi Interactive Entertainment Network Technology Group Company, Ltd., Class A	4,700	22,465
Wuliangye Yibin Company, Ltd., Class A	8,600	384,079
WUS Printed Circuit Kunshan Company, Ltd., Class A	3,800	10,938
WuXi AppTec Company, Ltd., Class A	4,620	95,132
WuXi AppTec Company, Ltd., H Shares (C)	11,172	219,164
Wuxi Biologics Cayman, Inc. (A)(C)	94,500	1,253,197
Xiaomi Corp., Class B (A)(C)	416,400	1,769,816
Xinjiang Goldwind Science & Technology Company Ltd.	7,700	16,811
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares	22,200	44,735
Xinyi Solar Holdings, Ltd.	137,007	359,261
XPeng, Inc., ADR (A)(B)	3,500	149,905
Yanzhou Coal Mining Company, Ltd., H Shares	85,990	68,916
Yihai International Holding, Ltd. (A)	16,000	237,613
Yonghui Superstores Company, Ltd., Class A	10,200	11,207
Yonyou Network Technology Company, Ltd., Class A	5,200	34,918
Yum China Holdings, Inc.	12,700	725,043
Yunda Holding Company, Ltd., Class A	3,120	7,502
Yunnan Baiyao Group Company, Ltd., Class A	2,800	48,663
Zai Lab, Ltd., ADR (A)	2,300	311,282
Zhangzhou Pientzehuang Pharmaceutical Company, Ltd., Class A	1,000	40,938
Zhaojin Mining Industry Company, Ltd., H Shares	37,500	44,688
Zhejiang Chint Electrics Company, Ltd., Class A	4,800	28,770
Zhejiang Dahua Technology Company, Ltd., Class A	4,800	14,606
Zhejiang Expressway Company, Ltd., H Shares	49,718	42,039
Zhejiang Longsheng Group Company, Ltd., Class A	7,200	15,010
Zhejiang NHU Company, Ltd., Class A	4,800	24,759
Zhejiang Sanhua Intelligent Controls Company, Ltd., Class A	8,060	30,395
Zhejiang Supor Company, Ltd., Class A	1,200	14,328
ZhongAn Online P&C Insurance Company, Ltd., H Shares (A)(B)(C)	5,900	27,495
Zhongsheng Group Holdings, Ltd.	20,000	142,867
Zhuzhou CRRC Times Electric Company, Ltd., H Shares	18,000	78,653
Zijin Mining Group Company, Ltd., Class A	27,800	39,572
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Zijin Mining Group Company, Ltd., H Shares	193,469	$219,195
Zoomlion Heavy Industry Science and Technology Company, Ltd., Class A	14,300	21,679
ZTE Corp., Class A	7,600	39,129
ZTE Corp., H Shares	25,887	65,200
ZTO Express Cayman, Inc., ADR	11,400	332,424
		90,666,535
Colombia - 0.0%
Bancolombia SA, ADR	3,447	138,500
Ecopetrol SA, ADR (B)	8,500	109,735
		248,235
Czech Republic - 0.0%
CEZ AS	6,817	163,500
Komercni banka AS (A)	3,440	105,179
Moneta Money Bank AS (A)(C)	22,079	69,952
		338,631
Denmark - 1.6%
A.P. Moller - Maersk A/S, Series A	107	221,039
A.P. Moller - Maersk A/S, Series B (B)	207	460,627
Ambu A/S, Class B	5,684	244,181
Carlsberg A/S, Class B	3,581	574,079
Chr. Hansen Holding A/S (A)	3,557	367,515
Coloplast A/S, B Shares	4,136	632,514
Danske Bank A/S (A)	26,235	433,597
Demant A/S (A)	5,000	197,628
DSV Panalpina A/S	7,363	1,237,439
Genmab A/S (A)	2,265	918,444
GN Store Nord A/S	4,458	355,366
H Lundbeck A/S	2,300	78,738
Novo Nordisk A/S, B Shares	58,071	4,050,985
Novozymes A/S, B Shares	7,019	399,802
Orsted A/S (C)	6,586	1,347,531
Pandora A/S	3,372	377,387
Rockwool International A/S, B Shares	272	101,798
Tryg A/S	4,500	141,530
Vestas Wind Systems A/S	6,846	1,617,227
		13,757,427
Egypt - 0.0%
Commercial International Bank Egypt SAE	51,581	194,853
Finland - 0.8%
Elisa OYJ	5,862	321,349
Fortum OYJ	16,798	405,840
Kesko OYJ, B Shares	9,211	236,414
Kone OYJ, B Shares	11,833	964,149
Neste OYJ (B)	14,709	1,067,922
Nokia OYJ (A)	140,582	542,970
Nokia OYJ (Euronext Paris Exchange) (A)	56,247	216,602
Nordea Bank ABP	113,451	929,775
Nordea Bank ABP	1,569	12,815
Orion OYJ, Class B	3,379	155,213
Sampo OYJ, A Shares	15,885	679,136
Stora Enso OYJ, R Shares	20,482	392,181
UPM-Kymmene OYJ	19,972	744,784
Wartsila OYJ ABP	15,222	152,347
		6,821,497
France - 6.8%
Accor SA (A)	7,381	267,787
Aeroports de Paris (A)	1,190	153,957
Air Liquide SA	16,360	2,682,155
Airbus SE (A)	19,831	2,176,324
Alstom SA (A)(B)	8,418	479,479
Amundi SA (A)(C)	2,415	196,826

The accompanying notes are an integral part of the financial statements.	49

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Arkema SA	2,540	$290,630
Atos SE (A)	3,698	337,683
AXA SA	66,841	1,602,994
BioMerieux	1,432	201,545
BNP Paribas SA (A)	37,933	2,002,554
Bollore SA	32,561	134,807
Bouygues SA	8,158	335,520
Bureau Veritas SA (A)	10,297	274,874
Capgemini SE	5,840	908,420
Carrefour SA	23,837	408,192
Cie de Saint-Gobain	18,075	831,308
Cie Generale des Etablissements Michelin SCA	5,963	767,772
CNP Assurances (A)	6,491	105,459
Covivio	2,169	199,030
Credit Agricole SA (A)	43,230	546,507
Danone SA	21,340	1,404,295
Dassault Aviation SA (A)(B)	98	106,714
Dassault Systemes SE	4,566	926,069
Edenred (B)	8,562	486,244
Eiffage SA (A)	3,075	297,234
Electricite de France SA (A)	23,423	370,651
Engie SA (A)	63,119	967,609
EssilorLuxottica SA	9,828	1,531,531
Eurazeo SE (A)	1,144	77,734
Faurecia SE (A)	2,970	152,172
Gecina SA	1,814	282,075
Getlink SE (A)(B)	18,178	314,499
Hermes International	1,094	1,176,347
Iliad SA	724	148,611
Ipsen SA	1,496	123,701
Kering SA	2,634	1,911,572
Klepierre SA	8,046	181,468
La Francaise des Jeux SAEM (C)	2,992	137,141
Legrand SA	9,225	825,232
L'Oreal SA	8,487	3,238,214
LVMH Moet Hennessy Louis Vuitton SE (B)	9,362	5,860,590
Natixis SA (A)	35,715	122,377
Orange SA	68,945	820,787
Orpea SA (A)(B)	1,800	236,036
Pernod Ricard SA	7,338	1,409,229
Peugeot SA (A)	21,593	591,335
Publicis Groupe SA	7,306	363,116
Remy Cointreau SA	930	173,589
Renault SA (A)	7,048	308,503
Safran SA (A)	11,141	1,579,048
Sanofi	38,211	3,703,503
Sartorius Stedim Biotech	961	342,569
Schneider Electric SE	17,545	2,535,718
Schneider Electric SE (Euronext London Exchange)	623	91,930
SCOR SE (A)	6,432	208,631
SEB SA	927	168,559
Societe Generale SA (A)	30,012	623,904
Sodexo SA	3,211	271,565
Suez SA	11,179	221,558
Teleperformance	2,029	673,586
Thales SA	4,046	370,178
TOTAL SE	85,421	3,686,939
Ubisoft Entertainment SA (A)	3,042	293,151
Unibail-Rodamco-Westfield (Euronext Amsterdam Exchange)	3,595	279,994
Unibail-Rodamco-Westfield, CHESS Depositary Interest (B)	27,093	105,810
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Valeo SA	9,342	$368,486
Veolia Environnement SA	20,459	504,461
Vinci SA	17,915	1,784,492
Vivendi SA (B)	28,678	924,988
Wendel SE (B)	1,176	140,343
Worldline SA (A)(C)	8,074	784,369
		59,112,280
Germany - 5.5%
adidas AG (A)	6,334	2,304,327
Allianz SE	14,252	3,501,310
BASF SE	30,975	2,448,332
Bayer AG	34,135	2,010,922
Bayerische Motoren Werke AG	11,166	985,467
Bechtle AG	921	202,242
Beiersdorf AG	3,796	436,384
Brenntag AG	5,855	455,291
Carl Zeiss Meditec AG, Bearer Shares	1,435	190,306
Commerzbank AG (A)	37,723	243,782
Continental AG	3,710	552,176
Covestro AG (C)	7,081	436,282
Daimler AG	29,795	2,111,836
Delivery Hero SE (A)(B)(C)	3,834	599,592
Deutsche Bank AG (A)	66,215	728,293
Deutsche Boerse AG	6,408	1,091,098
Deutsche Lufthansa AG (A)	9,032	119,509
Deutsche Post AG	34,392	1,703,624
Deutsche Telekom AG	112,403	2,051,635
Deutsche Wohnen SE	12,352	659,034
E.ON SE	78,119	865,025
Evonik Industries AG	6,743	220,391
Fresenius Medical Care AG & Company KGaA	7,798	650,251
Fresenius SE & Company KGaA	15,294	707,218
GEA Group AG	7,004	250,512
Hannover Rueck SE	2,322	370,023
HeidelbergCement AG	5,549	413,151
HelloFresh SE (A)(B)	4,984	385,521
Henkel AG & Company KGaA	3,884	374,262
HOCHTIEF AG	894	86,996
Infineon Technologies AG	42,737	1,632,057
KION Group AG (B)	2,693	233,541
Knorr-Bremse AG	2,071	282,903
LANXESS AG	3,216	244,577
LEG Immobilien AG	2,475	383,981
Merck KGaA	4,441	761,691
MTU Aero Engines AG	1,791	466,856
Muenchener Rueckversicherungs-Gesellschaft AG	4,871	1,447,293
Nemetschek SE	2,010	149,379
Puma SE (A)(B)	3,000	337,579
Rational AG	173	160,778
RWE AG	21,604	914,001
SAP SE	35,216	4,561,106
Scout24 AG (B)(C)	3,746	306,098
Siemens AG	26,136	3,764,776
Siemens Energy AG (A)	13,485	497,895
Siemens Healthineers AG (C)	9,063	466,391
Symrise AG	4,417	587,208
TeamViewer AG (A)(B)(C)	4,526	243,124
Telefonica Deutschland Holding AG (B)	32,281	88,910
Uniper SE (B)	7,281	252,284
United Internet AG	4,503	189,553
Volkswagen AG	1,264	263,547
Vonovia SE	18,519	1,352,510

The accompanying notes are an integral part of the financial statements.	50

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Zalando SE (A)(B)(C)	5,780	$642,914
		47,385,744
Greece - 0.0%
FF Group (A)(E)	1,869	3,425
Hellenic Telecommunications Organization SA	8,503	136,733
JUMBO SA	5,651	97,451
OPAP SA	9,294	124,260
		361,869
Hong Kong - 2.9%
AIA Group, Ltd.	407,800	4,969,501
Alibaba Health Information Technology, Ltd. (A)	122,000	361,122
Alibaba Pictures Group, Ltd. (A)(B)	500,000	62,018
ASM Pacific Technology, Ltd.	10,700	141,311
Beijing Enterprises Holdings, Ltd.	19,786	64,616
Beijing Enterprises Water Group, Ltd. (A)	198,000	79,658
BOC Hong Kong Holdings, Ltd.	132,328	401,116
Bosideng International Holdings, Ltd.	168,000	85,664
Brilliance China Automotive Holdings, Ltd.	108,000	98,590
Budweiser Brewing Company APAC, Ltd. (C)	42,500	140,392
China Common Rich Renewable Energy Investments, Ltd. (A)(E)	428,695	11,889
China Education Group Holdings, Ltd.	12,000	23,146
China Everbright Environment Group, Ltd.	117,851	66,571
China Everbright, Ltd.	32,216	43,145
China Gas Holdings, Ltd.	74,000	293,240
China Jinmao Holdings Group, Ltd.	224,000	103,177
China Mengniu Dairy Company, Ltd. (A)	93,004	560,735
China Merchants Port Holdings Company, Ltd.	47,564	58,222
China Mobile, Ltd.	207,030	1,180,165
China Overseas Land & Investment, Ltd.	142,882	310,411
China Power International Development, Ltd.	88,000	18,854
China Resources Beer Holdings Company, Ltd.	49,979	459,598
China Resources Cement Holdings, Ltd.	88,000	98,290
China Resources Gas Group, Ltd.	36,000	191,356
China Resources Land, Ltd.	110,964	457,270
China Resources Power Holdings Company, Ltd.	68,244	73,462
China State Construction International Holdings, Ltd.	71,250	40,680
China Taiping Insurance Holdings Company, Ltd.	60,500	109,168
China Traditional Chinese Medicine Holdings Company, Ltd.	80,000	39,604
China Unicom Hong Kong, Ltd.	215,982	123,212
China Youzan Ltd. (A)(B)	464,000	138,575
CK Asset Holdings, Ltd.	92,165	471,599
CK Hutchison Holdings, Ltd.	96,663	674,885
CK Infrastructure Holdings, Ltd.	24,772	133,036
CLP Holdings, Ltd.	58,900	544,627
COSCO SHIPPING Ports, Ltd.	105,511	73,390
ESR Cayman, Ltd. (A)(C)	56,800	203,892
Far East Horizon, Ltd.	89,000	91,739
Galaxy Entertainment Group, Ltd.	77,000	599,410
Geely Automobile Holdings, Ltd.	179,000	612,915
Guangdong Investment, Ltd.	99,220	178,863
Hang Lung Properties, Ltd.	74,326	195,868
Hang Seng Bank, Ltd.	27,319	471,473
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Henderson Land Development Company, Ltd.	55,324	$214,915
HK Electric Investments & HK Electric Investments, Ltd.	88,500	87,101
HKT Trust & HKT, Ltd.	145,233	188,357
Hong Kong & China Gas Company, Ltd.	381,278	570,433
Hong Kong Exchanges & Clearing, Ltd.	41,314	2,266,144
Hongkong Land Holdings, Ltd.	44,100	182,140
Hutchison China MediTech, Ltd., ADR (A)	1,900	60,838
Jardine Matheson Holdings, Ltd.	7,400	413,942
Jardine Strategic Holdings, Ltd.	8,100	201,341
Kingboard Holdings, Ltd.	22,500	94,932
Kingboard Laminates Holdings, Ltd.	21,500	35,129
Kunlun Energy Company, Ltd.	118,000	102,269
Lee & Man Paper Manufacturing, Ltd.	56,000	45,951
Link REIT (B)	76,537	695,092
Melco Resorts & Entertainment, Ltd., ADR	9,485	175,947
MTR Corp., Ltd.	62,605	350,127
New World Development Company, Ltd.	57,618	268,063
Nine Dragons Paper Holdings, Ltd.	81,000	115,145
PCCW, Ltd.	164,763	99,220
Power Assets Holdings, Ltd.	56,082	303,720
Shenzhen International Holdings, Ltd.	35,084	56,685
Shenzhen Investment, Ltd.	124,008	42,553
Shimao Group Holdings, Ltd.	51,000	162,451
Sino Biopharmaceutical, Ltd.	373,500	360,200
Sino Land Company, Ltd.	128,364	167,042
SJM Holdings, Ltd.	83,000	93,058
SSY Group, Ltd. (B)	54,000	30,641
Sun Art Retail Group, Ltd.	86,000	87,495
Sun Hung Kai Properties, Ltd.	45,630	583,561
Swire Pacific, Ltd., Class A (B)	18,163	100,049
Swire Properties, Ltd.	43,628	126,845
Techtronic Industries Company, Ltd.	47,500	678,938
The Bank of East Asia, Ltd.	59,561	127,417
The Wharf Holdings, Ltd.	51,876	139,343
WH Group, Ltd. (C)	387,803	325,193
Wharf Real Estate Investment Company, Ltd.	56,876	295,591
Xinyi Glass Holdings, Ltd.	62,000	173,417
Yuexiu Property Company, Ltd.	244,000	49,095
		25,126,835
Hungary - 0.1%
MOL Hungarian Oil & Gas PLC (A)	12,392	91,361
OTP Bank NYRT (A)	7,225	325,592
Richter Gedeon NYRT	4,794	120,308
		537,261
India - 2.6%
Adani Green Energy, Ltd. (A)	13,172	189,615
Adani Ports & Special Economic Zone, Ltd.	28,084	185,138
Ambuja Cements, Ltd.	22,913	78,062
Apollo Hospitals Enterprise, Ltd.	3,055	100,521
Asian Paints, Ltd.	12,960	490,202
Aurobindo Pharma, Ltd.	9,153	115,098
Avenue Supermarts, Ltd. (A)(C)	4,471	169,168
Axis Bank, Ltd. (A)	80,176	680,857
Bajaj Auto, Ltd.	2,923	137,597
Bajaj Finance, Ltd.	9,135	662,285
Bajaj Finserv, Ltd.	1,261	153,598
Bharat Forge, Ltd.	9,316	67,036
Bharat Petroleum Corp., Ltd.	27,177	142,113
Bharti Airtel, Ltd.	43,607	304,415
Britannia Industries, Ltd.	2,012	98,555
Cipla, Ltd.	12,134	136,110

The accompanying notes are an integral part of the financial statements.	51

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Coal India, Ltd.	24,417	$45,355
Dabur India, Ltd.	17,709	129,354
Divi's Laboratories, Ltd.	2,856	150,051
Dr. Reddy's Laboratories, Ltd., ADR	3,359	239,463
Eicher Motors, Ltd.	4,250	147,148
GAIL India, Ltd., GDR	9,954	99,433
Godrej Consumer Products, Ltd.	11,997	121,962
Grasim Industries, Ltd.	10,574	133,745
Havells India, Ltd.	11,177	140,353
HCL Technologies, Ltd.	37,954	492,732
Hero MotoCorp, Ltd.	4,200	178,773
Hindalco Industries, Ltd.	41,886	137,601
Hindustan Petroleum Corp., Ltd.	20,412	61,418
Hindustan Unilever, Ltd.	25,024	821,034
Housing Development Finance Corp., Ltd.	57,256	1,999,198
ICICI Bank, Ltd. (A)	82,343	604,312
ICICI Bank, Ltd., ADR (A)	47,107	700,010
ICICI Lombard General Insurance Company, Ltd. (A)(C)	4,861	101,518
Indian Oil Corp., Ltd.	38,494	47,997
Indus Towers, Ltd.	15,904	50,191
Info Edge India, Ltd.	2,389	156,859
Infosys, Ltd., ADR	133,708	2,266,351
ITC, Ltd.	113,026	323,842
JSW Steel, Ltd.	33,031	175,014
Jubilant Foodworks, Ltd.	2,527	96,850
Kotak Mahindra Bank, Ltd. (A)	18,671	510,240
Larsen & Toubro, Ltd.	23,240	410,677
Lupin, Ltd.	7,740	103,684
Mahindra & Mahindra, Ltd., GDR	23,120	225,052
Marico, Ltd.	14,917	82,513
Maruti Suzuki India, Ltd.	4,592	482,063
Motherson Sumi Systems, Ltd.	37,306	84,546
Nestle India, Ltd.	1,140	287,103
NTPC, Ltd.	146,266	199,358
Oil & Natural Gas Corp., Ltd.	90,136	115,057
Page Industries, Ltd.	194	73,340
Petronet LNG, Ltd.	21,320	72,296
Pidilite Industries, Ltd.	4,359	105,357
Piramal Enterprises, Ltd.	3,012	58,696
Power Grid Corp. of India, Ltd.	55,842	144,142
REC, Ltd.	22,831	42,014
Reliance Capital, Ltd., GDR (A)(C)	4,327	710
Reliance Industries, Ltd.	7,646	207,673
Reliance Industries, Ltd., GDR (C)	44,280	2,414,164
Shree Cement, Ltd.	276	90,718
Shriram Transport Finance Company, Ltd.	5,520	79,185
State Bank of India, GDR (A)	5,224	196,183
Sun Pharmaceutical Industries, Ltd.	29,344	237,478
Tata Consultancy Services, Ltd.	31,310	1,230,336
Tata Consumer Products, Ltd.	15,079	122,153
Tata Motors, Ltd., ADR (A)	8,581	108,121
Tata Steel, Ltd., GDR	11,000	94,969
Tech Mahindra, Ltd.	18,378	245,833
Titan Company, Ltd.	10,263	219,504
Torrent Pharmaceuticals, Ltd.	1,767	67,738
UltraTech Cement, Ltd.	2,054	148,663
UltraTech Cement, Ltd., GDR	1,026	74,255
United Spirits, Ltd. (A)	10,125	80,172
UPL, Ltd.	15,099	96,614
Vedanta, Ltd., ADR (B)	13,934	122,341
Wipro, Ltd., ADR	30,298	171,184
Zee Entertainment Enterprises, Ltd.	20,071	61,661
		22,196,727
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Indonesia - 0.4%
Adaro Energy Tbk PT	315,000	$32,102
Astra International Tbk PT	679,000	291,849
Bank Central Asia Tbk PT	360,900	869,960
Bank Mandiri Persero Tbk PT	715,674	322,947
Bank Negara Indonesia Persero Tbk PT	276,500	121,753
Bank Rakyat Indonesia Persero Tbk PT	1,930,000	573,796
Charoen Pokphand Indonesia Tbk PT	276,000	128,358
Gudang Garam Tbk PT (A)	26,000	75,893
Indah Kiat Pulp & Paper Corp. Tbk PT	97,300	72,299
Indocement Tunggal Prakarsa Tbk PT	53,500	55,161
Indofood CBP Sukses Makmur Tbk PT	114,400	77,995
Indofood Sukses Makmur Tbk PT	147,500	71,942
Kalbe Farma Tbk PT	855,000	90,080
Perusahaan Gas Negara Tbk PT	480,500	56,678
Semen Indonesia Persero Tbk PT	111,000	98,253
Telekomunikasi Indonesia Persero Tbk PT, ADR	358	8,420
Telkom Indonesia Persero Tbk PT	1,600,100	377,248
Unilever Indonesia Tbk PT	332,500	174,032
United Tractors Tbk PT	55,279	104,770
		3,603,536
Ireland - 0.7%
CRH PLC	27,337	1,162,542
DCC PLC	3,819	270,242
Experian PLC	31,530	1,197,784
Flutter Entertainment PLC (A)	5,220	1,061,403
James Hardie Industries PLC, CHESS Depositary Interest (A)	15,679	464,679
Kerry Group PLC, Class A (London Stock Exchange)	5,738	827,907
Kingspan Group PLC (A)	5,492	384,857
Smurfit Kappa Group PLC	8,017	375,890
		5,745,304
Isle of Man - 0.0%
Entain PLC (A)	22,751	352,887
Israel - 0.4%
Azrieli Group, Ltd.	1,424	90,505
Bank Hapoalim BM (A)	35,772	245,691
Bank Leumi Le-Israel BM	54,437	321,329
Check Point Software Technologies, Ltd. (A)	4,016	533,767
CyberArk Software, Ltd. (A)	1,300	210,067
Elbit Systems, Ltd.	787	103,745
ICL Group, Ltd.	16,931	86,428
Israel Discount Bank, Ltd., Class A	41,515	160,292
Mizrahi Tefahot Bank, Ltd.	5,543	128,584
Nice, Ltd. (A)	1,954	552,821
Teva Pharmaceutical Industries, Ltd. (A)(B)	33,126	320,034
Wix.com, Ltd. (A)	1,600	399,936
		3,153,199
Italy - 1.3%
Amplifon SpA (A)	4,199	174,535
Assicurazioni Generali SpA	37,206	651,413
Atlantia SpA (A)(B)	19,839	358,250
Davide Campari-Milano NV	19,587	224,511
DiaSorin SpA	876	182,900
Enel SpA	277,869	2,827,227
Eni SpA (B)	89,209	931,311
Ferrari NV	4,317	1,001,286
FinecoBank Banca Fineco SpA (A)(B)	20,557	339,024
Infrastrutture Wireless Italiane SpA (B)(C)	8,355	101,283
Intesa Sanpaolo SpA (A)	577,542	1,365,139

The accompanying notes are an integral part of the financial statements.	52

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Italy (continued)
Mediobanca Banca di Credito Finanziario SpA (A)	22,013	$203,769
Moncler SpA (A)	6,366	391,383
Nexi SpA (A)(C)	10,927	217,436
Poste Italiane SpA (C)	21,903	224,039
Prysmian SpA	8,366	297,766
Recordati Industria Chimica e Farmaceutica SpA	4,564	253,797
Snam SpA	68,005	384,062
Telecom Italia SpA	387,741	179,969
Telecom Italia SpA, Savings Shares	233,394	121,613
Terna Rete Elettrica Nazionale SpA	47,449	364,604
UniCredit SpA (A)	71,677	671,566
		11,466,883
Japan - 15.9%
ABC-Mart, Inc.	1,400	77,843
Acom Company, Ltd.	18,200	77,710
Advantest Corp.	6,700	501,842
Aeon Company, Ltd.	22,700	744,704
Aeon Mall Company, Ltd.	3,300	54,502
AGC, Inc.	6,500	227,299
Air Water, Inc.	5,000	88,966
Aisin Seiki Company, Ltd.	6,200	185,933
Ajinomoto Company, Inc.	16,300	369,354
Alfresa Holdings Corp.	6,700	122,806
Amada Company, Ltd.	12,000	132,050
ANA Holdings, Inc. (A)	4,100	90,592
Asahi Group Holdings, Ltd.	13,400	551,842
Asahi Intecc Company, Ltd.	7,000	255,677
Asahi Kasei Corp.	43,300	443,831
Astellas Pharma, Inc.	64,600	1,000,251
Azbil Corp.	4,200	229,749
Bandai Namco Holdings, Inc.	6,899	597,459
Bridgestone Corp.	18,700	613,283
Brother Industries, Ltd.	8,700	179,598
Calbee, Inc.	2,900	87,419
Canon, Inc. (B)	33,800	654,792
Capcom Company, Ltd.	3,000	194,558
Casio Computer Company, Ltd.	6,700	122,613
Central Japan Railway Company	5,100	721,157
Chubu Electric Power Company, Inc.	22,000	265,496
Chugai Pharmaceutical Company, Ltd.	23,300	1,243,175
Coca-Cola Bottlers Japan Holdings, Inc.	4,700	73,415
Concordia Financial Group, Ltd.	39,100	137,928
Cosmos Pharmaceutical Corp.	300	48,443
CyberAgent, Inc.	3,600	248,345
Dai Nippon Printing Company, Ltd.	8,400	151,096
Daifuku Company, Ltd.	3,500	433,110
Dai-ichi Life Holdings, Inc.	37,400	563,446
Daiichi Sankyo Company, Ltd.	57,500	1,970,536
Daikin Industries, Ltd.	8,400	1,868,724
Daito Trust Construction Company, Ltd.	2,300	214,946
Daiwa House Industry Company, Ltd.	19,700	585,734
Daiwa House REIT Investment Corp.	78	192,962
Daiwa Securities Group, Inc.	54,400	247,783
Denso Corp.	15,000	892,812
Dentsu Group, Inc.	7,500	223,214
Disco Corp.	1,000	337,033
East Japan Railway Company	10,400	693,840
Eisai Company, Ltd.	8,800	629,316
ENEOS Holdings, Inc.	109,211	392,253
FANUC Corp.	6,500	1,604,519
Fast Retailing Company, Ltd.	2,000	1,793,360
Fuji Electric Company, Ltd.	4,600	166,042
FUJIFILM Holdings Corp.	12,500	659,400
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Fujitsu, Ltd.	6,800	$982,841
Fukuoka Financial Group, Inc.	5,800	103,385
GLP J-REIT	127	200,408
GMO Payment Gateway, Inc.	1,500	201,575
Hakuhodo DY Holdings, Inc.	9,300	127,790
Hamamatsu Photonics KK	4,800	274,626
Hankyu Hanshin Holdings, Inc.	8,400	279,402
Harmonic Drive Systems, Inc.	1,300	116,333
Hikari Tsushin, Inc.	800	187,707
Hino Motors, Ltd.	10,000	85,368
Hirose Electric Company, Ltd.	1,223	185,616
Hisamitsu Pharmaceutical Company, Inc.	2,000	118,882
Hitachi Construction Machinery Company, Ltd.	4,100	116,577
Hitachi Metals, Ltd.	7,400	112,509
Hitachi, Ltd.	32,700	1,290,647
Honda Motor Company, Ltd.	55,100	1,554,718
Hoshizaki Corp.	1,900	174,466
Hoya Corp.	12,700	1,758,884
Hulic Company, Ltd. (B)	10,700	117,702
Ibiden Company, Ltd.	3,600	168,290
Idemitsu Kosan Company, Ltd.	7,206	158,654
Iida Group Holdings Company, Ltd.	5,000	101,091
Inpex Corp.	36,700	197,898
Isuzu Motors, Ltd.	19,000	180,873
Ito En, Ltd.	1,900	120,312
ITOCHU Corp.	46,500	1,337,345
Itochu Techno-Solutions Corp.	3,400	121,407
Japan Airlines Company, Ltd. (A)	4,000	77,137
Japan Airport Terminal Company, Ltd.	1,500	91,030
Japan Exchange Group, Inc.	18,100	462,488
Japan Post Bank Company, Ltd.	14,000	115,075
Japan Post Holdings Company, Ltd.	54,300	422,950
Japan Post Insurance Company, Ltd.	8,300	170,184
Japan Real Estate Investment Corp.	47	271,582
Japan Retail Fund Investment Corp.	93	169,255
Japan Tobacco, Inc.	40,500	825,680
JFE Holdings, Inc. (A)	18,300	175,704
JSR Corp.	6,500	181,237
Kajima Corp.	16,500	221,348
Kakaku.com, Inc.	5,000	136,867
Kansai Paint Company, Ltd.	7,000	215,778
Kao Corp.	16,300	1,259,276
KDDI Corp.	54,500	1,615,939
Keihan Holdings Company, Ltd.	3,400	163,007
Keikyu Corp.	8,900	152,685
Keio Corp.	3,700	287,065
Keisei Electric Railway Company, Ltd.	4,800	162,480
Keyence Corp.	6,196	3,485,356
Kikkoman Corp.	5,200	361,904
Kintetsu Group Holdings Company, Ltd.	6,200	271,717
Kirin Holdings Company, Ltd. (B)	27,800	656,441
Kobayashi Pharmaceutical Company, Ltd.	1,800	220,007
Kobe Bussan Company, Ltd.	4,200	129,045
Koei Tecmo Holdings Company, Ltd.	1,500	91,573
Koito Manufacturing Company, Ltd.	4,000	272,224
Komatsu, Ltd.	30,600	844,508
Konami Holdings Corp.	3,700	208,185
Kose Corp.	1,200	205,056
Kubota Corp.	35,000	764,667
Kuraray Company, Ltd.	11,000	117,119
Kurita Water Industries, Ltd.	3,500	133,786
Kyocera Corp.	10,800	662,887
Kyowa Kirin Company, Ltd.	9,473	258,689
Kyushu Electric Power Company, Inc.	13,100	113,012

The accompanying notes are an integral part of the financial statements.	53

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Kyushu Railway Company	5,700	$122,966
Lasertec Corp.	2,600	305,170
Lawson, Inc.	1,900	88,418
Lion Corp.	8,000	193,798
Lixil Corp.	9,000	195,180
M3, Inc.	14,900	1,407,563
Makita Corp.	7,800	391,226
Marubeni Corp.	57,400	382,422
Marui Group Company, Ltd.	7,600	133,836
Mazda Motor Corp.	20,300	135,886
McDonald's Holdings Company Japan, Ltd. (B)	2,600	125,999
Medipal Holdings Corp.	6,090	114,524
MEIJI Holdings Company, Ltd.	4,100	288,557
Mercari, Inc. (A)	3,000	132,986
MINEBEA MITSUMI, Inc.	12,500	248,685
MISUMI Group, Inc.	9,800	321,708
Mitsubishi Chemical Holdings Corp.	46,900	284,136
Mitsubishi Corp.	46,400	1,143,845
Mitsubishi Electric Corp.	63,000	952,160
Mitsubishi Estate Company, Ltd.	41,300	663,808
Mitsubishi Gas Chemical Company, Inc.	5,814	133,695
Mitsubishi Heavy Industries, Ltd.	11,700	358,325
Mitsubishi UFJ Financial Group, Inc.	412,200	1,825,065
Mitsubishi UFJ Lease & Finance Company, Ltd.	17,600	84,513
Mitsui & Company, Ltd.	56,600	1,037,721
Mitsui Chemicals, Inc.	6,800	199,752
Mitsui Fudosan Company, Ltd.	31,400	657,502
Miura Company, Ltd.	3,100	173,067
Mizuho Financial Group, Inc.	83,210	1,056,117
MonotaRO Company, Ltd.	4,500	228,550
MS&AD Insurance Group Holdings, Inc.	15,500	471,588
Murata Manufacturing Company, Ltd.	19,400	1,756,273
Nabtesco Corp.	3,900	171,182
Nagoya Railroad Company, Ltd.	6,700	176,785
NEC Corp.	8,800	472,645
Nexon Company, Ltd.	16,800	518,362
NGK Insulators, Ltd.	9,000	139,066
NGK Spark Plug Company, Ltd.	6,300	107,585
NH Foods, Ltd.	3,119	137,375
Nidec Corp.	15,100	1,910,270
Nihon M&A Center, Inc.	5,200	347,741
Nintendo Company, Ltd.	3,800	2,439,377
Nippon Building Fund, Inc.	48	278,386
Nippon Express Company, Ltd.	2,500	168,167
Nippon Paint Holdings Company, Ltd.	4,900	538,424
Nippon Prologis REIT, Inc.	66	206,188
Nippon Sanso Holdings Corp.	4,600	85,567
Nippon Shinyaku Company, Ltd.	1,700	111,588
Nippon Steel Corp. (A)	27,900	359,831
Nippon Telegraph & Telephone Corp.	44,400	1,139,260
Nippon Yusen KK	5,500	128,319
Nissan Chemical Corp.	4,600	288,441
Nissan Motor Company, Ltd. (A)	85,000	460,735
Nisshin Seifun Group, Inc.	7,400	117,880
Nissin Foods Holdings Company, Ltd.	2,200	188,574
Nitori Holdings Company, Ltd.	2,800	585,484
Nitto Denko Corp.	5,400	483,732
Nomura Holdings, Inc.	109,800	580,520
Nomura Real Estate Holdings, Inc.	4,500	99,781
Nomura Real Estate Master Fund, Inc.	151	216,088
Nomura Research Institute, Ltd.	11,146	398,732
NSK, Ltd.	13,215	115,005
NTT Data Corp.	22,500	307,987
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Obayashi Corp.	22,500	$194,278
Obic Company, Ltd.	2,200	442,151
Odakyu Electric Railway Company, Ltd.	10,900	342,349
Oji Holdings Corp.	30,000	170,793
Olympus Corp.	40,700	891,082
Omron Corp.	6,600	589,191
Ono Pharmaceutical Company, Ltd.	12,500	376,685
Oracle Corp. Japan	1,500	195,532
Oriental Land Company, Ltd.	6,900	1,140,096
ORIX Corp.	45,600	701,516
Orix JREIT, Inc.	97	160,470
Osaka Gas Company, Ltd.	13,800	282,867
Otsuka Corp.	3,800	200,439
Otsuka Holdings Company, Ltd.	13,600	582,711
Pan Pacific International Holdings Corp.	15,000	346,556
Panasonic Corp.	77,100	898,773
PeptiDream, Inc. (A)	3,300	167,861
Persol Holdings Company, Ltd.	6,200	112,014
Pigeon Corp. (B)	4,100	169,218
Pola Orbis Holdings, Inc. (B)	3,200	64,981
Rakuten, Inc.	29,700	285,798
Recruit Holdings Company, Ltd.	43,000	1,806,127
Renesas Electronics Corp. (A)	26,200	274,235
Resona Holdings, Inc.	78,000	273,060
Ricoh Company, Ltd.	24,000	157,821
Rinnai Corp.	1,200	139,491
Rohm Company, Ltd.	3,000	290,822
Ryohin Keikaku Company, Ltd.	9,000	184,181
Santen Pharmaceutical Company, Ltd.	12,500	203,016
SBI Holdings, Inc.	8,213	195,380
SCSK Corp.	1,800	102,934
Secom Company, Ltd.	7,300	673,438
Sega Sammy Holdings, Inc.	6,900	108,923
Seibu Holdings, Inc.	7,100	69,647
Seiko Epson Corp.	9,600	142,657
Sekisui Chemical Company, Ltd.	13,400	254,082
Sekisui House, Ltd.	21,400	435,957
Seven & i Holdings Company, Ltd.	26,000	920,675
SG Holdings Company, Ltd.	10,200	278,116
Sharp Corp.	7,400	112,439
Shimadzu Corp.	8,000	310,960
Shimamura Company, Ltd.	700	73,552
Shimano, Inc.	2,600	608,605
Shimizu Corp.	21,600	157,233
Shin-Etsu Chemical Company, Ltd.	11,900	2,088,639
Shinsei Bank, Ltd.	6,900	85,242
Shionogi & Company, Ltd.	9,200	502,978
Shiseido Company, Ltd. (B)	13,500	934,527
SMC Corp.	1,900	1,160,401
Softbank Corp.	97,600	1,225,075
SoftBank Group Corp.	52,900	4,106,896
Sohgo Security Services Company, Ltd.	2,900	150,438
Sompo Holdings, Inc.	11,600	470,297
Sony Corp.	42,500	4,282,644
Square Enix Holdings Company, Ltd.	3,400	206,144
Stanley Electric Company, Ltd.	5,300	170,975
Subaru Corp.	21,200	424,189
SUMCO Corp.	8,200	180,058
Sumitomo Chemical Company, Ltd.	56,000	225,724
Sumitomo Corp.	41,300	547,347
Sumitomo Dainippon Pharma Company, Ltd.	5,300	78,331
Sumitomo Electric Industries, Ltd.	26,200	347,171
Sumitomo Metal Mining Company, Ltd.	8,500	378,089
Sumitomo Mitsui Financial Group, Inc.	44,100	1,367,019

The accompanying notes are an integral part of the financial statements.	54

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Sumitomo Mitsui Trust Holdings, Inc.	11,000	$339,402
Sumitomo Realty & Development Company, Ltd.	10,700	330,339
Sundrug Company, Ltd.	2,400	95,921
Suntory Beverage & Food, Ltd. (B)	5,000	177,097
Suzuken Company, Ltd.	2,640	95,499
Suzuki Motor Corp.	12,800	593,351
Sysmex Corp.	5,800	697,894
T&D Holdings, Inc.	19,900	235,394
Taiheiyo Cement Corp.	4,200	105,206
Taisei Corp.	6,600	227,690
Taisho Pharmaceutical Holdings Company, Ltd.	1,200	80,918
Takeda Pharmaceutical Company, Ltd.	53,876	1,949,739
TDK Corp.	4,500	678,976
Teijin, Ltd.	6,400	120,436
Terumo Corp.	22,300	933,172
The Bank of Kyoto, Ltd.	1,900	99,063
The Chiba Bank, Ltd.	21,600	119,195
The Chugoku Electric Power Company, Inc.	10,000	117,355
The Kansai Electric Power Company, Inc.	24,300	229,831
The Shizuoka Bank, Ltd.	17,000	124,785
THK Company, Ltd.	4,200	135,832
TIS, Inc.	7,800	159,896
Tobu Railway Company, Ltd.	6,800	202,750
Toho Company, Ltd.	4,067	171,541
Toho Gas Company, Ltd.	2,800	185,501
Tohoku Electric Power Company, Inc.	16,600	137,003
Tokio Marine Holdings, Inc.	21,900	1,128,322
Tokyo Century Corp.	1,500	119,038
Tokyo Electric Power Company Holdings, Inc. (A)	50,400	133,126
Tokyo Electron, Ltd.	5,000	1,867,814
Tokyo Gas Company, Ltd.	13,900	321,718
Tokyu Corp.	17,900	222,406
Tokyu Fudosan Holdings Corp.	19,400	103,627
Toppan Printing Company, Ltd.	10,300	145,452
Toray Industries, Inc.	50,800	301,315
Toshiba Corp.	13,400	375,313
Tosoh Corp.	9,300	145,305
TOTO, Ltd.	4,800	288,905
Toyo Suisan Kaisha, Ltd.	3,100	150,868
Toyoda Gosei Company, Ltd.	2,466	71,549
Toyota Industries Corp.	5,200	413,146
Toyota Motor Corp.	71,480	5,516,120
Toyota Tsusho Corp.	7,900	319,686
Trend Micro, Inc. (B)	4,600	264,836
Tsuruha Holdings, Inc.	1,300	184,865
Unicharm Corp.	14,000	663,964
United Urban Investment Corp.	114	141,134
USS Company, Ltd.	7,770	157,117
Welcia Holdings Company, Ltd.	3,400	128,256
West Japan Railway Company	6,000	314,161
Yakult Honsha Company, Ltd.	4,243	213,983
Yamada Holdings Company, Ltd.	22,400	119,012
Yamaha Corp.	4,700	276,944
Yamaha Motor Company, Ltd.	10,100	206,151
Yamato Holdings Company, Ltd.	11,000	280,860
Yamazaki Baking Company, Ltd. (B)	4,000	66,806
Yaskawa Electric Corp.	8,300	413,800
Yokogawa Electric Corp.	7,886	157,288
Z Holdings Corp.	94,400	571,237
ZOZO, Inc.	2,800	68,976
		138,422,907
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Jordan - 0.0%
Hikma Pharmaceuticals PLC	5,062	$173,984
Luxembourg - 0.2%
ArcelorMittal SA (A)	24,275	555,165
Aroundtown SA	37,519	279,738
Eurofins Scientific SE (A)	4,300	362,686
Reinet Investments SCA	5,229	98,051
SES SA	14,498	136,066
Tenaris SA (B)	16,418	133,046
		1,564,752
Macau - 0.1%
Sands China, Ltd.	89,600	391,319
Wynn Macau, Ltd. (A)	61,415	103,328
		494,647
Malaysia - 0.5%
AMMB Holdings BHD	59,087	53,698
Axiata Group BHD	101,690	94,635
CIMB Group Holdings BHD	188,437	201,752
Dialog Group BHD	166,000	142,538
DiGi.Com BHD	110,800	114,113
Gamuda BHD	73,538	71,279
Genting BHD	72,900	80,972
Genting Malaysia BHD	105,700	70,866
Genting Plantations BHD	15,000	36,767
HAP Seng Consolidated BHD	30,200	64,629
Hartalega Holdings BHD	60,200	182,210
Hong Leong Bank BHD	23,269	105,398
Hong Leong Financial Group BHD	6,104	27,465
IHH Healthcare BHD	108,100	148,008
IOI Corp. BHD	114,466	124,374
Kuala Lumpur Kepong BHD	17,415	102,581
Malayan Banking BHD	122,385	257,644
Malaysia Airports Holdings BHD	34,427	50,763
Maxis BHD	67,200	84,434
MISC BHD	26,280	44,955
Nestle Malaysia BHD	2,800	96,810
Petronas Chemicals Group BHD	99,800	184,837
Petronas Dagangan BHD	12,200	64,996
Petronas Gas BHD	21,200	90,614
PPB Group BHD	21,240	97,844
Press Metal Aluminium Holdings BHD	60,400	126,188
Public Bank BHD	97,378	499,315
RHB Bank BHD	29,167	39,580
Sime Darby BHD	108,224	62,292
Sime Darby Plantation BHD	108,224	134,521
Supermax Corp. BHD (A)	53,154	79,857
Telekom Malaysia BHD	42,705	57,509
Tenaga Nasional BHD	101,250	262,649
Top Glove Corp. BHD	164,400	251,189
		4,107,282
Mexico - 0.5%
Alfa SAB de CV, Class A	108,680	78,208
America Movil SAB de CV, Series L (B)	1,171,132	852,770
Arca Continental SAB de CV	16,000	76,512
Cemex SAB de CV, Series CPO (A)	521,849	269,847
Coca-Cola Femsa SAB de CV	15,212	70,061
Controladora Nemak SAB de CV (A)	56,480	7,493
Fibra Uno Administracion SA de CV (B)	90,200	102,033
Fomento Economico Mexicano SAB de CV (B)	66,720	506,045
Fresnillo PLC	6,213	95,964
Gruma SAB de CV, Class B	7,685	91,593
Grupo Aeroportuario del Pacifico SAB de CV, B Shares (A)	9,700	108,214

The accompanying notes are an integral part of the financial statements.	55

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mexico (continued)
Grupo Aeroportuario del Sureste SAB de CV, B Shares (A)(B)	5,780	$95,791
Grupo Bimbo SAB de CV, Series A (B)	58,984	127,901
Grupo Carso SAB de CV, Series A1 (A)(B)	9,477	31,408
Grupo Financiero Banorte SAB de CV, Series O (A)	92,962	512,238
Grupo Financiero Inbursa SAB de CV, Series O (A)	86,738	87,263
Grupo Mexico SAB de CV, Series B	115,366	489,245
Grupo Televisa SAB, Series CPO (A)	87,126	142,820
Industrias Penoles SAB de CV (A)	4,883	83,013
Infraestructura Energetica Nova SAB de CV (A)	18,000	70,600
Kimberly-Clark de Mexico SAB de CV, Class A	43,778	74,732
Orbia Advance Corp. SAB de CV (B)	37,631	88,482
Promotora y Operadora de Infraestructura SAB de CV	5,800	51,426
Wal-Mart de Mexico SAB de CV	186,488	523,866
		4,637,525
Netherlands - 3.0%
ABN AMRO Bank NV (C)	15,368	150,589
Adyen NV (A)(C)	629	1,461,499
Aegon NV	75,157	299,790
Akzo Nobel NV	6,507	698,422
Altice Europe NV (A)(B)	24,935	161,496
Argenx SE (A)	1,553	457,637
ASML Holding NV	14,355	6,950,322
EXOR NV	3,992	324,257
Heineken Holding NV	4,217	395,689
Heineken NV	9,090	1,011,798
ING Groep NV (A)	127,050	1,181,284
JDE Peet's NV (A)	2,528	114,670
Just Eat Takeaway.com NV (A)(B)(C)	4,000	451,009
Koninklijke Ahold Delhaize NV	37,121	1,047,227
Koninklijke DSM NV	6,138	1,055,553
Koninklijke KPN NV	120,476	366,160
Koninklijke Philips NV (A)	29,320	1,579,387
Koninklijke Vopak NV	2,830	148,459
NN Group NV	9,891	427,588
Prosus NV (A)	15,743	1,699,898
QIAGEN NV (A)(B)	8,350	432,959
Randstad NV (A)	4,395	284,499
Royal Dutch Shell PLC, A Shares	138,310	2,425,463
Royal Dutch Shell PLC, B Shares	128,654	2,180,524
Wolters Kluwer NV	9,207	775,920
		26,082,099
New Zealand - 0.2%
a2 Milk Company, Ltd. (A)	26,028	226,379
Auckland International Airport, Ltd. (A)	36,599	200,146
Fisher & Paykel Healthcare Corp., Ltd.	19,921	473,100
Mercury NZ, Ltd.	22,971	108,106
Meridian Energy, Ltd.	43,320	232,006
Ryman Healthcare, Ltd.	12,940	141,966
Spark New Zealand, Ltd.	65,374	221,436
Xero, Ltd. (A)	4,095	464,780
		2,067,919
Norway - 0.4%
Adevinta ASA (A)	8,335	140,112
DNB ASA	35,015	686,140
Equinor ASA	35,722	602,862
Gjensidige Forsikring ASA	6,934	154,762
Mowi ASA	14,928	333,300
Norsk Hydro ASA	48,185	224,257
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Norway (continued)
Orkla ASA	29,206	$296,512
Schibsted ASA, B Shares (A)	3,512	130,367
Schibsted ASA, Class A (A)	2,550	108,681
Telenor ASA	26,898	456,587
Yara International ASA	6,981	289,611
		3,423,191
Peru - 0.1%
Cia de Minas Buenaventura SAA, ADR (A)	8,064	98,300
Credicorp, Ltd.	2,434	399,225
Southern Copper Corp.	2,874	187,155
		684,680
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	85,070	83,633
Aboitiz Power Corp.	72,200	39,975
Ayala Corp.	8,920	153,479
Ayala Land, Inc.	253,800	216,264
Bank of the Philippine Islands	34,118	57,737
BDO Unibank, Inc.	77,140	171,749
Globe Telecom, Inc.	970	41,047
GT Capital Holdings, Inc.	3,464	42,212
International Container Terminal Services, Inc.	33,760	86,831
JG Summit Holdings, Inc.	89,355	133,417
Jollibee Foods Corp.	18,900	76,893
Manila Electric Company	8,090	49,244
Megaworld Corp.	564,000	47,902
Metro Pacific Investments Corp.	509,100	45,446
Metropolitan Bank & Trust Company	65,642	67,063
PLDT, Inc.	3,730	104,150
SM Investments Corp.	8,302	181,445
SM Prime Holdings, Inc.	311,044	249,406
Universal Robina Corp.	30,280	96,104
		1,943,997
Poland - 0.2%
Allegro.eu SA (A)(C)	8,627	195,601
Bank Polska Kasa Opieki SA (A)	5,522	90,701
CD Projekt SA (A)(B)	2,349	173,216
Cyfrowy Polsat SA	6,360	51,855
Dino Polska SA (A)(C)	1,719	133,315
KGHM Polska Miedz SA (A)	5,681	279,849
LPP SA (A)	42	93,501
Orange Polska SA (A)	26,179	46,407
PGE Polska Grupa Energetyczna SA (A)	26,654	46,581
Polski Koncern Naftowy ORLEN SA	11,432	176,983
Polskie Gornictwo Naftowe i Gazownictwo SA	62,946	93,991
Powszechna Kasa Oszczednosci Bank Polski SA (A)	32,873	253,760
Powszechny Zaklad Ubezpieczen SA (A)	23,000	199,819
Santander Bank Polska SA (A)	1,219	60,632
		1,896,211
Portugal - 0.1%
EDP - Energias de Portugal SA	91,820	576,305
Galp Energia SGPS SA	18,673	197,865
Jeronimo Martins SGPS SA	7,332	123,248
		897,418
Romania - 0.0%
NEPI Rockcastle PLC	15,018	94,981
Russia - 0.8%
Gazprom PJSC, ADR	251,662	1,409,307
Gazprom PJSC, ADR	3,680	20,546
LUKOIL PJSC, ADR	23,756	1,623,960

The accompanying notes are an integral part of the financial statements.	56

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Russia (continued)
MMC Norilsk Nickel PJSC, ADR	39,185	$1,233,544
Mobile TeleSystems PJSC, ADR	20,264	181,363
Novatek PJSC, GDR	3,057	497,825
Rosneft Oil Company PJSC, GDR	9,131	51,486
Rosneft Oil Company PJSC, GDR	30,000	169,159
Sberbank of Russia PJSC, ADR	40,000	580,000
Sberbank of Russia PJSC, ADR (London Stock Exchange)	34,900	520,493
Severstal PAO, GDR	4,250	74,697
Surgutneftegas PJSC, ADR	22,274	122,676
Surgutneftegas PJSC, ADR (London Stock Exchange)	23,070	106,572
Tatneft PJSC, ADR	7,986	323,433
VTB Bank PJSC, GDR	50,760	48,431
		6,963,492
Saudi Arabia - 0.7%
Advanced Petrochemical Company	3,771	67,383
Al Rajhi Bank	43,550	854,815
Alinma Bank (A)	34,699	149,620
Almarai Company JSC	8,852	129,706
Arab National Bank	21,244	113,899
Bank AlBilad	13,065	98,766
Bank Al-Jazira	14,284	51,997
Banque Saudi Fransi	19,205	161,856
Bupa Arabia for Cooperative Insurance Company (A)	981	31,887
Dar Al Arkan Real Estate Development Company (A)	18,814	43,331
Emaar Economic City (A)	13,598	33,373
Etihad Etisalat Company (A)	13,413	102,415
Jarir Marketing Company	2,090	96,627
National Commercial Bank	42,661	492,902
National Industrialization Company (A)	11,652	42,519
Rabigh Refining & Petrochemical Company (A)	7,786	28,699
Riyad Bank	42,488	228,917
Sahara International Petrochemical Company	12,775	58,989
Samba Financial Group	34,840	283,813
Saudi Airlines Catering Company	1,428	29,352
Saudi Arabian Fertilizer Company	5,901	126,810
Saudi Arabian Mining Company (A)	15,250	164,778
Saudi Arabian Oil Company (C)	76,487	713,802
Saudi Basic Industries Corp.	26,663	721,018
Saudi Cement Company	2,665	43,633
Saudi Electricity Company	29,505	167,634
Saudi Industrial Investment Group	7,839	57,293
Saudi Kayan Petrochemical Company (A)	26,130	99,700
Saudi Telecom Company	20,888	590,508
The Company for Cooperative Insurance (A)	2,178	46,265
The Saudi British Bank	25,464	167,678
The Savola Group	9,302	105,435
Yanbu National Petrochemical Company	7,999	136,229
		6,241,649
Singapore - 0.7%
Ascendas Real Estate Investment Trust	117,802	265,933
BOC Aviation, Ltd. (C)	7,400	64,051
CapitaLand Integrated Commercial Trust	150,007	245,326
CapitaLand, Ltd.	93,902	232,996
City Developments, Ltd.	16,600	100,067
DBS Group Holdings, Ltd.	61,000	1,155,995
Genting Singapore, Ltd.	226,200	145,682
Keppel Corp., Ltd.	55,069	224,262
Mapletree Commercial Trust	74,500	120,092
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Singapore (continued)
Mapletree Logistics Trust	94,359	$143,611
Oversea-Chinese Banking Corp., Ltd.	111,516	849,807
Singapore Airlines, Ltd. (A)	57,850	187,707
Singapore Exchange, Ltd.	28,000	196,672
Singapore Technologies Engineering, Ltd.	54,000	156,280
Singapore Telecommunications, Ltd.	294,940	515,007
Suntec Real Estate Investment Trust	103,300	116,503
United Overseas Bank, Ltd.	40,908	697,253
UOL Group, Ltd.	20,239	118,015
Venture Corp., Ltd.	9,700	142,627
Wilmar International, Ltd.	72,000	253,500
		5,931,386
South Africa - 1.1%
Absa Group, Ltd.	25,092	205,131
Anglo American Platinum, Ltd.	1,548	152,326
AngloGold Ashanti, Ltd.	14,430	332,589
Aspen Pharmacare Holdings, Ltd. (A)	14,246	121,813
Bid Corp., Ltd.	11,078	199,077
Capitec Bank Holdings, Ltd. (A)	1,928	188,549
Clicks Group, Ltd.	9,143	157,028
Discovery, Ltd.	16,606	173,603
Exxaro Resources, Ltd.	8,997	85,367
FirstRand, Ltd.	178,134	620,692
Gold Fields, Ltd.	29,492	273,777
Growthpoint Properties, Ltd.	109,582	93,872
Harmony Gold Mining Company, Ltd. (A)	18,873	90,207
Impala Platinum Holdings, Ltd.	29,527	406,413
Kumba Iron Ore, Ltd.	2,928	124,556
Mr. Price Group, Ltd.	8,969	104,086
MTN Group, Ltd.	59,164	244,180
MultiChoice Group	15,717	143,470
Naspers, Ltd., N Shares	14,944	3,060,153
Nedbank Group, Ltd.	13,031	115,077
Northam Platinum, Ltd. (A)	12,034	172,149
Old Mutual, Ltd. (B)	182,601	147,940
Rand Merchant Investment Holdings, Ltd.	32,688	71,188
Remgro, Ltd.	20,519	134,790
Sanlam, Ltd.	63,976	255,352
Sasol, Ltd. (A)	19,396	176,409
Shoprite Holdings, Ltd.	16,492	156,845
Sibanye Stillwater, Ltd.	83,867	338,010
Standard Bank Group, Ltd.	46,838	405,662
The Bidvest Group, Ltd.	11,166	119,558
The SPAR Group, Ltd.	5,706	73,475
Tiger Brands, Ltd.	6,286	89,357
Vodacom Group, Ltd.	19,298	162,992
Woolworths Holdings, Ltd.	33,746	90,862
		9,286,555
South Korea - 3.8%
Alteogen, Inc. (A)	633	104,893
Amorepacific Corp. (A)	1,100	208,869
AMOREPACIFIC Group (A)	770	38,960
BGF retail Company, Ltd. (A)	279	34,853
Celltrion Healthcare Company, Ltd. (A)	1,543	232,060
Celltrion Pharm, Inc. (A)	554	121,850
Celltrion, Inc. (A)	3,255	1,077,338
Cheil Worldwide, Inc. (A)	1,346	25,573
CJ CheilJedang Corp. (A)	285	100,098
CJ Corp. (A)	456	38,711
CJ ENM Company, Ltd. (A)	398	51,254
CJ Logistics Corp. (A)	312	47,591
Coway Company, Ltd. (A)	1,652	110,709
DB Insurance Company, Ltd. (A)	1,810	72,944
Doosan Bobcat, Inc. (A)	1,853	50,736

The accompanying notes are an integral part of the financial statements.	57

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Doosan Heavy Industries & Construction Company, Ltd. (A)	6,498	$81,113
E-MART, Inc. (A)	672	93,839
Fila Holdings Corp. (A)	1,753	70,695
GS Engineering & Construction Corp. (A)	1,468	51,162
GS Holdings Corp. (A)	1,749	60,514
GS Retail Company, Ltd. (A)	966	30,673
Hana Financial Group, Inc.	10,276	327,304
Hankook Tire & Technology Company, Ltd. (A)	2,560	93,005
Hanmi Pharm Company, Ltd. (A)	232	78,242
Hanon Systems	4,656	69,707
Hanwha Corp. (A)	1,420	37,084
Hanwha Solutions Corp. (A)	3,579	158,220
HLB, Inc. (A)	1,351	115,213
Hotel Shilla Company, Ltd. (A)	1,060	80,417
Hyundai Engineering & Construction Company, Ltd. (A)	2,649	91,472
Hyundai Glovis Company, Ltd. (A)	539	91,459
Hyundai Heavy Industries Holdings Company, Ltd. (A)	311	81,315
Hyundai Marine & Fire Insurance Company, Ltd. (A)	2,142	44,911
Hyundai Mobis Company, Ltd. (A)	2,277	535,929
Hyundai Motor Company	5,051	895,305
Hyundai Steel Company (A)	2,875	105,076
Industrial Bank of Korea	9,029	73,628
Kakao Corp.	1,792	643,006
Kangwon Land, Inc. (A)	3,612	78,264
KB Financial Group, Inc.	13,089	519,856
KB Financial Group, Inc., ADR	430	17,028
Kia Motors Corp. (A)	8,934	514,748
Korea Aerospace Industries, Ltd. (A)	1,710	40,673
Korea Electric Power Corp.	6,370	160,780
Korea Electric Power Corp., ADR	4,277	52,479
Korea Gas Corp. (A)	1,166	33,217
Korea Investment Holdings Company, Ltd. (A)	1,170	85,256
Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	1,332	133,402
Korea Zinc Company, Ltd. (A)	293	108,504
Korean Air Lines Company, Ltd. (A)	2,241	56,248
KT&G Corp.	4,020	307,794
Kumho Petrochemical Company, Ltd. (A)	614	82,148
LG Chem, Ltd. (A)	1,550	1,178,646
LG Corp. (A)	3,205	258,621
LG Display Company, Ltd.	6,751	115,396
LG Display Company, Ltd., ADR	2,417	20,399
LG Electronics, Inc.	3,460	430,845
LG Household & Health Care, Ltd. (A)	316	471,638
LG Innotek Company, Ltd. (A)	505	85,062
LG Uplus Corp. (A)	3,050	33,026
Lotte Chemical Corp. (A)	562	143,098
Lotte Corp. (A)	819	26,643
Lotte Shopping Company, Ltd. (A)	366	34,615
Meritz Securities Company, Ltd. (A)	10,983	37,133
Mirae Asset Daewoo Company, Ltd. (A)	10,204	88,851
NAVER Corp. (A)	4,160	1,121,408
NCSoft Corp. (A)	565	485,081
Netmarble Corp. (A)(C)	739	89,591
NH Investment & Securities Company, Ltd. (A)	3,944	41,101
Orion Corp. (A)	817	93,304
Ottogi Corp. (A)	43	22,866
Pan Ocean Company, Ltd. (A)	9,148	42,337
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Pearl Abyss Corp. (A)	204	$48,916
POSCO	2,503	625,448
POSCO Chemical Company, Ltd.	847	81,329
S-1 Corp. (A)	608	47,607
Samsung Biologics Company, Ltd. (A)(C)	550	418,753
Samsung C&T Corp. (A)	2,732	347,768
Samsung Card Company, Ltd. (A)	998	29,867
Samsung Electro-Mechanics Company, Ltd. (A)	1,863	305,948
Samsung Electronics Company, Ltd.	161,060	12,027,239
Samsung Engineering Company, Ltd. (A)	5,618	68,689
Samsung Fire & Marine Insurance Company, Ltd. (A)	1,040	179,658
Samsung Heavy Industries Company, Ltd. (A)	15,521	100,816
Samsung Life Insurance Company, Ltd. (A)	2,349	171,410
Samsung SDI Company, Ltd.	1,858	1,076,800
Samsung SDS Company, Ltd. (A)	1,176	193,562
Samsung Securities Company, Ltd. (A)	2,224	82,976
Seegene, Inc.	638	113,543
Shin Poong Pharmaceutical Company, Ltd. (A)	983	112,226
Shinhan Financial Group Company, Ltd.	14,823	439,844
Shinhan Financial Group Company, Ltd., ADR	350	10,416
Shinsegae, Inc. (A)	197	43,512
Sk Biopharmaceuticals Company Ltd. (A)	528	82,309
SK Chemicals Company, Ltd. (A)	257	93,145
SK Holdings Company, Ltd.	1,160	257,357
SK Hynix, Inc.	18,439	2,014,064
SK Innovation Company, Ltd. (A)	1,818	318,878
SK Telecom Company, Ltd.	1,334	293,167
S-Oil Corp. (A)	1,541	98,248
Woori Financial Group, Inc.	16,990	152,437
Yuhan Corp. (A)	1,754	121,418
		33,193,136
Spain - 1.6%
ACS Actividades de Construccion y Servicios SA	10,443	346,947
Aena SME SA (A)(C)	2,276	395,679
Amadeus IT Group SA	15,014	1,108,286
Banco Bilbao Vizcaya Argentaria SA	228,360	1,131,884
Banco Santander SA (A)	555,964	1,733,674
Banco Santander SA (Mexican Stock Exchange) (A)(B)	21,905	64,682
Banco Santander SA, Interim Shares (A)	25,124	78,346
CaixaBank SA	144,982	372,642
Cellnex Telecom SA (A)(C)	11,283	677,574
Enagas SA	7,812	171,861
Endesa SA	12,378	339,513
Ferrovial SA	16,646	460,267
Grifols SA (B)	10,824	316,021
Iberdrola SA	206,797	2,971,716
Industria de Diseno Textil SA	37,975	1,205,313
Naturgy Energy Group SA	12,174	283,094
Red Electrica Corp. SA	15,612	320,529
Repsol SA	52,171	525,574
Siemens Gamesa Renewable Energy SA	9,848	399,889
Telefonica SA	180,178	716,677
		13,620,168
Sweden - 2.1%
Alfa Laval AB (A)	11,168	308,421
Assa Abloy AB, B Shares	35,582	879,303
Atlas Copco AB, A Shares	23,839	1,225,239

The accompanying notes are an integral part of the financial statements.	58

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Atlas Copco AB, B Shares	13,853	$621,826
Boliden AB	10,826	384,078
Electrolux AB, Series B	9,396	218,616
Epiroc AB, A Shares	24,463	444,609
Epiroc AB, B Shares	13,732	231,820
EQT AB (B)	8,294	210,532
Essity AB, B Shares	21,531	693,711
Evolution Gaming Group AB (B)(C)	4,426	444,966
Fastighets AB Balder, B Shares (A)	3,415	178,312
Hennes & Mauritz AB, B Shares (A)(B)	28,520	598,694
Hexagon AB, B Shares	9,339	856,219
Husqvarna AB, B Shares (B)	18,793	243,894
ICA Gruppen AB	3,982	199,182
Industrivarden AB, A Shares (A)	3,603	120,042
Industrivarden AB, C Shares (A)	6,375	206,055
Investment AB Latour, B Shares	5,154	124,844
Investor AB, B Shares	16,170	1,176,907
Kinnevik AB, B Shares (A)	8,775	440,826
L E Lundbergforetagen AB, B Shares (A)(B)	2,546	136,590
Lundin Energy AB (B)	7,867	213,217
Nibe Industrier AB, B Shares	10,856	356,010
Sandvik AB (A)	40,078	988,466
Securitas AB, B Shares (B)	10,739	173,259
Skandinaviska Enskilda Banken AB, A Shares (A)	57,777	594,958
Skanska AB, B Shares	13,244	337,511
SKF AB, B Shares	14,059	365,805
Svenska Cellulosa AB SCA, B Shares (A)	21,092	368,775
Svenska Handelsbanken AB, A Shares (A)	55,216	556,579
Swedbank AB, A Shares (A)	33,187	582,113
Swedish Match AB	6,033	469,493
Tele2 AB, B Shares	17,728	234,506
Telefonaktiebolaget LM Ericsson, B Shares	101,477	1,207,115
Telia Company AB	82,751	341,750
Volvo AB, B Shares (A)	48,024	1,136,877
		17,871,120
Switzerland - 6.3%
ABB, Ltd.	64,073	1,797,197
Adecco Group AG	6,058	403,483
Alcon, Inc. (A)	16,200	1,075,618
Baloise Holding AG	1,882	334,379
Banque Cantonale Vaudoise	1,016	110,590
Barry Callebaut AG	92	219,248
Chocoladefabriken Lindt & Spruengli AG	4	401,763
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	42	409,384
Cie Financiere Richemont SA, A Shares	17,877	1,615,044
Clariant AG	8,258	175,202
Coca-Cola HBC AG (A)	8,067	261,235
Credit Suisse Group AG	84,422	1,089,962
EMS-Chemie Holding AG	321	308,790
Geberit AG	1,249	781,838
Givaudan SA	311	1,315,786
Glencore PLC (A)	346,900	1,101,685
Julius Baer Group, Ltd.	8,601	495,517
Kuehne + Nagel International AG	2,065	468,587
LafargeHolcim, Ltd. (A)	10,906	598,606
LafargeHolcim, Ltd. (Euronext Paris Exchange) (A)	6,750	366,268
Logitech International SA	5,725	555,869
Lonza Group AG	2,550	1,642,625
Nestle SA	97,159	11,485,293
Novartis AG	74,879	7,050,453
Partners Group Holding AG	650	763,777
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Roche Holding AG	23,693	$8,252,238
Schindler Holding AG	806	217,857
Schindler Holding AG, Participation Certificates	1,582	427,833
SGS SA	203	611,917
Sika AG	4,781	1,303,268
Sonova Holding AG (A)	1,846	480,133
STMicroelectronics NV	22,367	827,479
Straumann Holding AG (B)	401	469,740
Swiss Life Holding AG	1,026	478,599
Swiss Prime Site AG	3,037	297,722
Swiss Re AG	9,637	907,932
Swisscom AG	989	532,614
Temenos AG	2,330	324,638
The Swatch Group AG	2,395	126,389
The Swatch Group AG, Bearer Shares	1,191	323,765
UBS Group AG	127,628	1,796,982
Vifor Pharma AG	1,821	286,211
Zurich Insurance Group AG	5,231	2,204,455
		54,697,971
Taiwan - 3.8%
Accton Technology Corp.	17,000	191,670
Acer, Inc.	58,018	48,953
Advantech Company, Ltd.	13,296	165,979
ASE Technology Holding Company, Ltd.	111,338	322,972
Asia Cement Corp.	36,863	56,775
Asustek Computer, Inc.	24,952	222,839
AU Optronics Corp. (A)	163,827	81,970
Catcher Technology Company, Ltd.	22,184	163,119
Cathay Financial Holding Company, Ltd.	268,839	404,813
Chailease Holding Company, Ltd.	37,148	222,350
Chang Hwa Commercial Bank, Ltd.	113,718	72,682
Cheng Shin Rubber Industry Company, Ltd.	43,680	68,582
China Development Financial Holding Corp.	438,153	145,088
China Life Insurance Company, Ltd.	111,303	88,093
China Steel Corp.	363,388	320,355
Chunghwa Telecom Company, Ltd.	131,148	508,769
Compal Electronics, Inc.	79,764	58,863
CTBC Financial Holding Company, Ltd.	604,465	424,257
Delta Electronics, Inc.	66,866	627,066
E.Sun Financial Holding Company, Ltd.	322,114	293,182
Eclat Textile Company, Ltd.	6,259	94,274
Evergreen Marine Corp. Taiwan, Ltd. (A)	11,566	16,793
Far Eastern New Century Corp.	64,875	66,957
Far EasTone Telecommunications Company, Ltd.	45,159	98,452
Feng TAY Enterprise Company, Ltd.	14,520	103,290
First Financial Holding Company, Ltd.	378,552	288,066
Formosa Chemicals & Fibre Corp.	121,212	365,740
Formosa Petrochemical Corp.	39,720	141,268
Formosa Plastics Corp.	131,086	450,245
Foxconn Technology Company, Ltd.	15,513	29,552
Fubon Financial Holding Company, Ltd.	211,112	351,576
Giant Manufacturing Company, Ltd.	11,000	107,786
Globalwafers Company, Ltd.	8,000	202,095
Highwealth Construction Corp.	29,700	48,491
Hiwin Technologies Corp.	9,303	127,717
Hon Hai Precision Industry Company, Ltd.	429,368	1,407,874
Hotai Motor Company, Ltd.	9,000	206,535
Hua Nan Financial Holdings Company, Ltd.	302,117	196,396
Innolux Corp. (A)	297,841	149,896
Inventec Corp.	25,899	22,154

The accompanying notes are an integral part of the financial statements.	59

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Largan Precision Company, Ltd.	3,143	$358,183
Lite-On Technology Corp.	39,626	70,306
MediaTek, Inc.	52,340	1,395,765
Mega Financial Holding Company, Ltd.	375,134	398,162
Micro-Star International Company, Ltd.	23,000	108,716
Nan Ya Plastics Corp.	177,992	455,998
Nanya Technology Corp.	37,000	114,711
Novatek Microelectronics Corp.	20,361	267,916
Pegatron Corp.	66,989	160,826
Pou Chen Corp.	36,641	40,991
Powertech Technology, Inc.	13,149	44,542
President Chain Store Corp.	19,496	185,019
Quanta Computer, Inc.	92,771	267,683
Realtek Semiconductor Corp.	16,999	236,820
Shin Kong Financial Holding Company, Ltd.	389,836	122,597
SinoPac Financial Holdings Company, Ltd.	349,762	142,673
Synnex Technology International Corp.	24,928	41,767
Taishin Financial Holding Company, Ltd.	326,730	154,320
Taiwan Business Bank	193,450	67,082
Taiwan Cement Corp.	167,824	258,381
Taiwan Cooperative Financial Holding Company, Ltd.	290,321	210,506
Taiwan High Speed Rail Corp.	71,000	80,241
Taiwan Mobile Company, Ltd.	57,257	201,540
Taiwan Semiconductor Manufacturing Company, Ltd.	831,227	15,724,752
The Shanghai Commercial & Savings Bank, Ltd.	118,937	174,227
Unimicron Technology Corp.	41,000	128,091
Uni-President Enterprises Corp.	166,487	400,431
United Microelectronics Corp.	396,313	666,504
Vanguard International Semiconductor Corp.	31,000	128,264
Walsin Technology Corp.	11,000	90,511
Win Semiconductors Corp.	12,000	148,121
Winbond Electronics Corp.	102,000	105,802
Wistron Corp.	42,598	47,133
WPG Holdings, Ltd.	47,840	73,142
Ya Hsin Industrial Company, Ltd. (A)(E)	36,000	0
Yageo Corp.	9,584	177,398
Yuanta Financial Holding Company, Ltd.	352,837	258,485
Zhen Ding Technology Holding, Ltd.	19,000	77,318
		32,548,458
Thailand - 0.5%
Advanced Info Service PCL	48,400	284,484
Airports of Thailand PCL	163,100	338,453
Bangkok Bank PCL	11,700	46,500
Bangkok Bank PCL, NVDR	2,700	10,676
Bangkok Dusit Medical Services PCL, NVDR	387,300	268,248
Bangkok Expressway & Metro PCL, NVDR	354,600	98,144
Berli Jucker PCL, NVDR	21,300	24,674
BTS Group Holdings PCL, NVDR	301,600	93,642
Bumrungrad Hospital PCL, NVDR	15,600	62,448
Central Pattana PCL, NVDR	64,400	102,537
Central Retail Corp. PCL (A)	45,441	46,694
Charoen Pokphand Foods PCL	136,200	121,602
CP ALL PCL (A)	184,600	358,765
CP ALL PCL, NVDR	12,300	23,905
Electricity Generating PCL	7,600	48,782
Electricity Generating PCL, NVDR	1,400	8,986
Energy Absolute PCL	56,900	93,093
Gulf Energy Development PCL, NVDR	79,150	90,347
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
Home Product Center PCL	204,400	$93,112
Indorama Ventures PCL, NVDR	54,900	67,784
Intouch Holdings PCL, NVDR	96,400	180,889
Kasikornbank PCL	45,000	171,267
Kasikornbank PCL, NVDR	27,100	102,183
Krung Thai Bank PCL	164,375	60,852
Land & Houses PCL, NVDR	393,400	104,459
Minor International PCL, NVDR (A)	127,100	109,091
Muangthai Capital PCL, NVDR	11,300	22,193
PTT Exploration & Production PCL	60,147	197,249
PTT Global Chemical PCL	87,373	170,672
PTT PCL	391,000	555,109
PTT PCL, NVDR	10,500	14,907
Ratch Group PCL, NVDR	12,800	22,606
Thai Oil PCL	46,900	81,333
Thai Union Group PCL, Class F	95,900	43,566
The Siam Cement PCL	12,000	151,380
The Siam Cement PCL, NVDR	14,300	180,394
The Siam Commercial Bank PCL	23,348	68,136
Total Access Communication PCL, NVDR	12,500	13,862
True Corp. PCL	448,802	51,513
		4,584,537
Turkey - 0.1%
Akbank T.A.S. (A)	100,286	93,016
Aselsan Elektronik Sanayi Ve Ticaret AS	14,026	34,389
BIM Birlesik Magazalar AS	16,428	166,161
Eregli Demir ve Celik Fabrikalari TAS	49,091	98,519
Ford Otomotiv Sanayi AS	4,572	77,576
Haci Omer Sabanci Holding AS	31,762	48,923
KOC Holding AS	25,423	72,149
Turk Hava Yollari AO (A)	25,366	44,072
Turkcell Iletisim Hizmetleri AS	38,572	83,326
Turkiye Garanti Bankasi AS (A)	86,216	120,229
Turkiye Is Bankasi AS, Class C (A)	60,572	56,976
Turkiye Petrol Rafinerileri AS (A)	4,998	72,544
		967,880
United Arab Emirates - 0.0%
NMC Health PLC (A)	4,471	928
United Kingdom - 7.9%
3i Group PLC	36,926	584,057
Admiral Group PLC	6,635	262,361
Anglo American PLC	41,371	1,366,165
Ashtead Group PLC	15,597	734,636
Associated British Foods PLC (A)	13,623	420,607
AstraZeneca PLC	44,832	4,470,354
Auto Trader Group PLC (C)	37,238	303,108
AVEVA Group PLC	4,243	185,244
Aviva PLC	143,921	640,167
BAE Systems PLC	111,616	744,343
Barclays PLC	601,849	1,207,368
Barratt Developments PLC (A)	39,643	362,421
BP PLC	683,369	2,358,135
British American Tobacco PLC	77,371	2,873,322
BT Group PLC (A)	308,640	556,312
Bunzl PLC	11,691	390,339
Burberry Group PLC (A)	15,796	385,741
CNH Industrial NV (A)	37,712	474,053
Coca-Cola European Partners PLC	6,887	333,039
Compass Group PLC	58,290	1,087,190
Croda International PLC	4,474	402,347
Diageo PLC	78,828	3,119,133
Direct Line Insurance Group PLC	53,358	233,373
Evraz PLC	18,017	115,145
Ferguson PLC	7,801	947,826

The accompanying notes are an integral part of the financial statements.	60

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Fiat Chrysler Automobiles NV (A)	37,161	$671,349
GlaxoSmithKline PLC	169,205	3,096,113
Halma PLC	13,950	467,190
Hargreaves Lansdown PLC	11,129	231,729
HSBC Holdings PLC	686,857	3,547,789
Imperial Brands PLC	35,031	734,762
Informa PLC (A)	47,610	355,998
InterContinental Hotels Group PLC (A)	6,599	427,715
Intertek Group PLC	5,603	432,778
J Sainsbury PLC	71,585	220,032
JD Sports Fashion PLC (A)	16,184	190,134
Johnson Matthey PLC	7,531	249,507
Kingfisher PLC (A)	84,019	310,463
Land Securities Group PLC	25,882	239,047
Legal & General Group PLC	219,159	798,708
Lloyds Banking Group PLC (A)	2,483,735	1,238,289
London Stock Exchange Group PLC	10,980	1,355,336
M&G PLC	94,053	253,866
Melrose Industries PLC (A)	185,187	451,189
Mondi PLC	13,861	324,790
Mondi PLC (Johannesburg Stock Exchange)	4,137	97,057
National Grid PLC	123,534	1,459,857
Natwest Group PLC (A)	181,551	415,024
Next PLC (A)	4,895	472,007
Ocado Group PLC (A)	15,026	469,866
Pearson PLC	30,415	279,157
Persimmon PLC	12,211	460,878
Phoenix Group Holdings PLC	18,532	177,593
Prudential PLC	87,981	1,617,795
Reckitt Benckiser Group PLC	24,661	2,201,102
RELX PLC	40,612	993,673
RELX PLC (Euronext Amsterdam Exchange)	24,534	599,524
Rentokil Initial PLC (A)	67,951	473,767
Rio Tinto PLC	37,839	2,848,264
Rolls-Royce Holdings PLC (A)	275,192	416,484
RSA Insurance Group PLC	40,468	375,093
Schroders PLC	4,962	226,248
Segro PLC	40,814	529,593
Severn Trent PLC	7,990	249,433
Smith & Nephew PLC	32,136	667,545
Smiths Group PLC	15,498	318,779
Spirax-Sarco Engineering PLC	2,625	405,206
SSE PLC	38,128	780,984
St. James's Place PLC	20,193	312,469
Standard Chartered PLC (A)	93,128	591,359
Standard Life Aberdeen PLC	88,164	337,934
Taylor Wimpey PLC (A)	125,790	284,533
Tesco PLC	339,966	1,072,855
The Berkeley Group Holdings PLC	4,387	283,785
The British Land Company PLC	35,353	236,778
The Sage Group PLC	41,847	332,275
Unilever PLC	39,481	2,367,825
Unilever PLC	49,466	2,995,202
United Utilities Group PLC	26,873	328,684
Vodafone Group PLC	904,612	1,485,818
Whitbread PLC (A)	7,168	303,613
Wm Morrison Supermarkets PLC	89,522	216,617
WPP PLC	42,535	460,910
		68,299,156
United States - 0.1%
Bausch Health Companies, Inc. (A)	12,400	257,274
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Brookfield Renewable Corp., Class A	4,050	$236,274
		493,548
TOTAL COMMON STOCKS (Cost $596,150,916)		$844,145,052
PREFERRED SECURITIES - 1.0%
Brazil - 0.4%
Banco Bradesco SA	153,125	805,379
Centrais Eletricas Brasileiras SA, B Shares	5,700	40,904
Cia Energetica de Minas Gerais	32,546	91,766
Gerdau SA	36,200	170,807
Itau Unibanco Holding SA	168,689	1,032,394
Itausa SA	147,723	335,232
Lojas Americanas SA	27,368	138,531
Petroleo Brasileiro SA	150,151	815,149
		3,430,162
Germany - 0.4%
Bayerische Motoren Werke AG	2,090	140,792
FUCHS PETROLUB SE	2,735	154,315
Henkel AG & Company KGaA	6,138	692,083
Porsche Automobil Holding SE	5,695	393,390
Sartorius AG (B)	1,201	505,834
Volkswagen AG	6,259	1,169,699
		3,056,113
South Korea - 0.2%
Hyundai Motor Company	705	57,590
Hyundai Motor Company, 2nd Preferred	1,197	99,021
LG Chem, Ltd.	162	57,030
LG Household & Health Care, Ltd.	48	31,753
Samsung Electronics Company, Ltd.	27,790	1,885,189
		2,130,583
TOTAL PREFERRED SECURITIES (Cost $6,883,197)		$8,616,858
RIGHTS - 0.0%
POSCO Chemical Company, Ltd. (Expiration Date: 1-15-21; Strike Price: KRW 71,500.00) (A)	201	5,634
Repsol SA (Expiration Date: 1-13-21; Strike Price: EUR 0.29) (A)	52,171	17,890
TOTAL RIGHTS (Cost $18,424)		$23,524
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 2-16-21; Strike Price: THB 14.00) (A)	30,160	10
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (A)	35,754	9,289
TOTAL WARRANTS (Cost $0)		$9,299
SHORT-TERM INVESTMENTS - 3.1%
Short-term funds - 3.1%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 0.0100% (F)	5,708,689	5,708,689
John Hancock Collateral Trust, 0.1386% (F)(G)	2,093,873	20,951,501
TOTAL SHORT-TERM INVESTMENTS (Cost $26,662,312)		$26,660,190
Total Investments (International Equity Index Trust) (Cost $629,714,849) - 101.3%		$879,454,923
Other assets and liabilities, net - (1.3%)		(11,176,457)
TOTAL NET ASSETS - 100.0%		$868,278,466
Currency Abbreviations
CHF	Swiss Franc

The accompanying notes are an integral part of the financial statements.	61

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

International Equity Index Trust (continued)
EUR	Euro
KRW	Korean Won
THB	Thai Bhat
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-20.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
International Equity Index Trust (continued)
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(F)	The rate shown is the annualized seven-day yield as of 12-31-20.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	1	Long	Mar 2021	$104,178	$106,570	$2,392
Mini MSCI Emerging Markets Index Futures	286	Long	Mar 2021	17,807,074	18,416,970	609,896
						$612,288
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
International Small Company Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 98.2%
Australia - 6.9%
A2B Australia, Ltd.	9,047	$8,359
Accent Group, Ltd.	24,907	44,411
Adbri, Ltd.	19,036	49,237
Ainsworth Game Technology, Ltd. (A)	10,192	3,772
Alkane Resources, Ltd. (A)	4,753	3,512
ALS, Ltd.	16,888	124,663
Altium, Ltd.	3,451	90,625
AMA Group, Ltd. (A)	24,887	15,434
Amaysim Australia, Ltd. (A)(B)	11,607	6,807
Ansell, Ltd.	4,178	111,687
Appen, Ltd.	2,202	42,043
ARB Corp., Ltd.	3,753	89,281
Ardent Leisure Group, Ltd. (A)(B)	39,016	20,652
Asaleo Care, Ltd.	30,182	31,470
AUB Group, Ltd.	4,946	61,881
Aurelia Metals, Ltd.	85,331	28,348
Austal, Ltd.	23,155	47,774
Australian Agricultural Company, Ltd. (A)	28,065	23,815
Australian Pharmaceutical Industries, Ltd.	26,584	25,206
Australian Strategic Materials, Ltd. (A)(B)	950	4,706
Auswide Bank, Ltd.	607	2,782
Bank of Queensland, Ltd.	21,179	126,524
Bapcor, Ltd.	15,610	93,873
Base Resources, Ltd.	32,069	7,041
Beach Energy, Ltd.	60,312	84,130
Bega Cheese, Ltd.	19,632	77,395
Bendigo & Adelaide Bank, Ltd.	12,518	90,182
Bingo Industries, Ltd.	8,137	15,241
Blackmores, Ltd. (A)	400	23,283
Blue Sky Alternative Investments, Ltd. (A)(C)	2,049	248
Bravura Solutions, Ltd.	17,286	43,048
Breville Group, Ltd.	5,143	101,228
Brickworks, Ltd.	3,876	57,566
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
BWX, Ltd.	7,767	$24,668
Cardno, Ltd. (A)	15,086	3,907
carsales.com, Ltd.	7,654	118,224
Cash Converters International, Ltd. (A)	14,501	2,584
Cedar Woods Properties, Ltd.	2,584	12,480
Challenger, Ltd.	14,740	73,245
Champion Iron, Ltd. (A)	5,546	20,382
Cleanaway Waste Management, Ltd.	55,222	99,957
Clinuvel Pharmaceuticals, Ltd. (B)	2,335	40,165
Codan, Ltd.	5,320	45,934
Collins Foods, Ltd.	5,764	42,921
Cooper Energy, Ltd. (A)(B)	98,256	29,571
Corporate Travel Management, Ltd.	3,238	44,002
Costa Group Holdings, Ltd.	12,590	39,637
Credit Corp. Group, Ltd.	3,047	69,867
CSR, Ltd.	25,551	103,493
Data#3, Ltd.	9,073	39,354
Decmil Group, Ltd. (A)	1,519	744
Deterra Royalties, Ltd. (A)	16,722	61,881
Domain Holdings Australia, Ltd.	17,171	59,407
Downer EDI, Ltd.	20,016	82,248
Eagers Automotive, Ltd.	9,653	98,952
Eclipx Group, Ltd. (A)	16,681	22,837
Elders, Ltd.	8,609	65,491
EQT Holdings, Ltd.	716	14,609
Estia Health, Ltd.	11,708	15,983
EVENT Hospitality and Entertainment, Ltd.	4,397	32,215
FAR, Ltd. (A)(B)(C)	313,905	2,662
Finbar Group, Ltd.	8,370	5,290
Fleetwood, Ltd.	8,058	12,087
Flight Centre Travel Group, Ltd. (A)(B)	2,908	35,684
Freedom Foods Group, Ltd. (C)	6,482	12,786
G8 Education, Ltd.	51,376	46,781

The accompanying notes are an integral part of the financial statements.	62

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Galaxy Resources, Ltd. (A)(B)	37,250	$64,301
Genworth Mortgage Insurance Australia, Ltd.	18,245	33,519
Gold Road Resources, Ltd. (A)	43,849	44,798
GrainCorp., Ltd., Class A	13,614	43,992
GUD Holdings, Ltd.	3,640	32,899
GWA Group, Ltd. (B)	12,195	32,917
Hansen Technologies, Ltd.	11,735	33,645
Healius, Ltd.	36,714	105,334
HT&E, Ltd.	20,357	29,111
HUB24, Ltd. (B)	3,277	54,031
Humm Group, Ltd.	26,650	23,092
IGO, Ltd.	27,706	136,547
Iluka Resources, Ltd.	16,722	83,969
Imdex, Ltd.	20,483	27,279
Incitec Pivot, Ltd. (A)	53,588	94,260
Infomedia, Ltd.	17,584	26,166
Inghams Group, Ltd.	11,981	28,782
Intega Group, Ltd. (A)	15,086	3,188
Integral Diagnostics, Ltd.	6,781	22,649
Integrated Research, Ltd. (B)	3,367	6,914
InvoCare, Ltd.	8,212	72,523
IOOF Holdings, Ltd.	30,144	81,735
IPH, Ltd.	9,953	49,290
IRESS, Ltd.	8,152	66,963
IVE Group, Ltd. (A)	11,452	12,599
Japara Healthcare, Ltd.	17,906	8,575
Jumbo Interactive, Ltd.	2,253	24,454
Jupiter Mines, Ltd.	116,266	27,367
Karoon Energy, Ltd. (A)	14,552	11,933
Kogan.com, Ltd.	1,926	28,257
Lifestyle Communities, Ltd.	3,310	32,644
Link Administration Holdings, Ltd.	18,381	78,527
Lovisa Holdings, Ltd.	3,846	33,801
MACA, Ltd.	23,711	22,281
Macmahon Holdings, Ltd.	112,440	23,034
Mayne Pharma Group, Ltd. (A)	99,135	26,351
McMillan Shakespeare, Ltd.	3,346	31,902
McPherson's, Ltd.	9,168	9,615
Medusa Mining, Ltd. (A)	8,127	4,826
Mesoblast, Ltd. (A)(B)	11,677	20,158
Metals X, Ltd. (A)(B)	48,765	5,268
Metcash, Ltd.	51,856	135,267
Mineral Resources, Ltd.	6,073	175,589
Moelis Australia, Ltd.	3,830	14,079
Monadelphous Group, Ltd.	6,360	65,888
Monash IVF Group, Ltd.	21,798	13,224
Money3 Corp., Ltd.	8,682	19,469
Mortgage Choice, Ltd.	6,422	7,118
Mount Gibson Iron, Ltd.	49,184	34,907
Myer Holdings, Ltd. (A)(B)	63,302	14,175
MyState, Ltd.	4,337	16,533
Navigator Global Investments, Ltd.	10,160	13,621
Nearmap, Ltd. (A)(B)	5,127	8,768
Netwealth Group, Ltd.	3,669	45,264
New Energy Solar, Ltd.	16,176	10,786
New Hope Corp., Ltd.	24,235	26,504
nib holdings, Ltd.	21,443	98,391
Nick Scali, Ltd. (B)	5,272	39,275
Nine Entertainment Company Holdings, Ltd.	72,050	128,987
NRW Holdings, Ltd.	25,786	57,982
Nufarm, Ltd. (A)	12,991	41,081
OceanaGold Corp. (A)	31,900	61,650
OFX Group, Ltd.	14,134	13,341
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Omni Bridgeway, Ltd.	15,737	$51,905
oOh!media, Ltd.	31,712	40,618
Orora, Ltd.	40,091	83,394
OZ Minerals, Ltd.	17,975	262,587
Pacific Current Group, Ltd.	1,717	8,139
Pact Group Holdings, Ltd. (B)	11,275	23,033
Peet, Ltd.	13,800	12,715
Pendal Group, Ltd.	11,153	56,167
Perenti Global, Ltd.	35,432	37,591
Perpetual, Ltd.	2,914	78,149
Perseus Mining, Ltd. (A)	68,083	68,253
Platinum Asset Management, Ltd.	14,631	46,048
Praemium, Ltd. (A)	28,131	14,314
Premier Investments, Ltd.	4,691	85,103
Pro Medicus, Ltd.	1,815	47,842
Qube Holdings, Ltd.	4,839	10,956
Ramelius Resources, Ltd.	29,377	38,242
Regis Healthcare, Ltd.	9,267	13,463
Regis Resources, Ltd.	24,003	69,266
Resolute Mining, Ltd. (A)(B)	43,558	26,730
Ridley Corp., Ltd.	19,540	13,771
Sandfire Resources, Ltd.	8,336	34,455
SeaLink Travel Group, Ltd.	2,432	12,589
Select Harvests, Ltd.	6,901	27,751
Senex Energy, Ltd. (A)	87,382	21,320
Servcorp, Ltd.	3,171	7,360
Service Stream, Ltd.	18,170	25,250
Seven West Media, Ltd. (A)(B)	85,038	21,750
SG Fleet Group, Ltd.	7,879	15,014
Sigma Healthcare, Ltd. (A)	86,903	41,191
Silver Lake Resources, Ltd. (A)	29,625	40,884
SmartGroup Corp., Ltd.	4,591	24,213
Southern Cross Media Group, Ltd. (A)	17,291	29,804
Spark Infrastructure Group	73,030	118,736
SpeedCast International, Ltd. (A)(B)(C)	17,245	10,503
St. Barbara, Ltd.	32,139	58,463
Steadfast Group, Ltd.	37,803	116,322
Super Retail Group, Ltd.	7,649	62,162
Superloop, Ltd. (A)	17,732	14,495
Syrah Resources, Ltd. (A)	36,700	27,272
Tassal Group, Ltd.	15,770	40,787
Technology One, Ltd.	12,347	78,151
The Reject Shop, Ltd. (A)	2,561	13,639
The Star Entertainment Group, Ltd.	37,406	106,167
Tiger Resources, Ltd. (A)(C)	92,816	2,633
United Malt Grp, Ltd.	15,585	49,256
Virgin Australia Holdings, Ltd. (A)(C)	359,466	0
Virtus Health, Ltd.	8,064	33,142
Viva Energy Group, Ltd. (D)	8,148	12,058
Vocus Group, Ltd. (A)	35,249	109,552
Webjet, Ltd. (B)	21,997	86,153
Western Areas, Ltd.	18,885	38,389
Westgold Resources, Ltd. (A)	16,604	33,862
Whitehaven Coal, Ltd. (B)	27,507	34,958
WPP AUNZ, Ltd. (A)	25,254	13,526
		8,027,760
Austria - 1.8%
Agrana Beteiligungs AG	724	14,281
ams AG (A)	11,999	261,451
ANDRITZ AG	3,423	156,913
AT&S Austria Technologie & Systemtechnik AG	2,410	76,620
BAWAG Group AG (D)	1,568	72,932
CA Immobilien Anlagen AG	3,287	125,265
DO & Company AG (A)(B)	278	22,731

The accompanying notes are an integral part of the financial statements.	63

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Austria (continued)
EVN AG	2,457	$53,245
FACC AG (A)	1,116	11,600
Flughafen Wien AG (A)	265	9,700
IMMOFINANZ AG (A)(B)	4,356	89,801
Kapsch TrafficCom AG (A)	191	3,055
Lenzing AG (A)(B)	693	69,814
Mayr Melnhof Karton AG	439	88,352
Oesterreichische Post AG (B)	1,786	62,477
Palfinger AG	1,137	35,769
POLYTEC Holding AG (A)(B)	995	9,083
Porr AG (A)(B)	648	10,218
Raiffeisen Bank International AG (A)	2,771	56,311
Rhi Magnesita NV	1,095	52,733
Rhi Magnesita NV (London Stock Exchange)	545	26,120
Rosenbauer International AG (B)	174	7,719
S IMMO AG	2,772	57,486
S&T AG (A)(B)	1,838	43,372
Schoeller-Bleckmann Oilfield Equipment AG	710	26,922
Semperit AG Holding (A)	822	24,223
Strabag SE, Bearer Shares	893	30,959
Telekom Austria AG	7,836	60,752
UBM Development AG	411	17,970
UNIQA Insurance Group AG	7,877	61,880
Vienna Insurance Group AG	2,545	64,621
voestalpine AG	4,895	174,705
Wienerberger AG	6,968	222,195
Zumtobel Group AG (A)	2,545	18,847
		2,120,122
Belgium - 1.4%
Ackermans & van Haaren NV	1,132	170,024
AGFA-Gevaert NV (A)	6,780	32,368
Akka Technologies (A)	603	18,996
Atenor	211	14,718
Banque Nationale de Belgique	12	25,750
Barco NV	3,168	68,915
Bekaert SA	2,225	73,581
Biocartis Group NV (A)(B)(D)	2,587	14,734
bpost SA (A)	4,236	43,785
Celyad Oncology SA (A)	493	4,024
Cie d'Entreprises CFE (A)	416	42,706
D'ieteren SA/NV	1,085	89,642
Econocom Group SA/NV	6,435	19,387
Elia Group SA/NV (B)	1,281	152,900
Etablissements Franz Colruyt NV	1,159	68,462
Euronav NV	8,334	67,429
EVS Broadcast Equipment SA (A)	811	16,541
Exmar NV (A)(B)	1,567	5,290
Fagron	2,165	50,347
Gimv NV	1,197	73,126
Immobel SA	209	17,455
Ion Beam Applications	1,305	19,594
Kinepolis Group NV (A)(B)	585	24,809
Lotus Bakeries NV	13	58,477
Melexis NV	987	96,202
Ontex Group NV (A)	3,927	52,794
Orange Belgium SA	805	21,457
Oxurion NV (A)(B)	1,612	5,016
Picanol	88	6,495
Proximus SADP	1,937	38,262
Recticel SA	2,296	30,004
Sioen Industries NV (A)	374	10,043
Sipef NV (A)	420	22,174
Telenet Group Holding NV	1,717	73,438
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Belgium (continued)
Tessenderlo Group SA (A)	1,141	$45,497
Van de Velde NV	377	10,510
VGP NV	51	7,643
Viohalco SA	7,173	32,421
		1,625,016
Bermuda - 0.1%
Hiscox, Ltd. (A)	8,333	113,477
Cambodia - 0.0%
NagaCorp, Ltd.	8,000	10,508
Canada - 10.3%
5N Plus, Inc. (A)	3,515	8,146
Absolute Software Corp. (B)	3,900	46,418
Advantage Oil & Gas, Ltd. (A)(B)	11,500	15,449
Aecon Group, Inc.	4,500	57,836
Africa Oil Corp. (A)(B)	34,602	30,717
Ag Growth International, Inc.	1,100	25,761
AGF Management, Ltd., Class B	4,298	20,529
Aimia, Inc. (A)	7,777	25,233
AirBoss of America Corp.	1,500	18,572
Alamos Gold, Inc., Class A	21,806	190,496
Alaris Equity Partners Income	2,229	26,459
Alcanna, Inc. (A)	1,500	6,976
Algoma Central Corp.	700	7,655
AltaGas, Ltd. (B)	7,106	104,505
Altius Minerals Corp. (B)	3,100	33,340
Altus Group, Ltd.	1,818	70,183
Andrew Peller, Ltd., Class A	2,300	18,936
ARC Resources, Ltd.	16,428	77,436
Aritzia, Inc. (A)(B)	3,100	62,809
Atco, Ltd., Class I	1,054	30,215
Athabasca Oil Corp. (A)(B)	42,135	5,627
ATS Automation Tooling Systems, Inc. (A)	3,547	62,279
AutoCanada, Inc.	1,985	36,818
Badger Daylighting, Ltd.	1,522	45,472
Baytex Energy Corp. (A)	35,400	19,189
Birch Mountain Resources, Ltd. (A)(C)	9,200	1
Birchcliff Energy, Ltd.	15,733	21,877
Bird Construction, Inc.	4,995	31,393
Black Diamond Group, Ltd. (A)	2,750	5,876
BlackBerry, Ltd. (A)	11,689	77,504
BlackBerry, Ltd. (New York Stock Exchange) (A)(B)	14,111	93,556
BMTC Group, Inc.	500	4,871
Boralex, Inc., Class A	4,277	158,728
BRP, Inc.	1,679	110,918
Cameco Corp.	8,472	113,479
Cameco Corp. (New York Stock Exchange)	6,280	84,152
Canaccord Genuity Group, Inc.	3,431	30,081
Canacol Energy, Ltd. (B)	7,565	22,287
Canada Goose Holdings, Inc. (A)	2,213	65,787
Canadian Western Bank (B)	4,515	101,516
Canfor Corp. (A)	4,300	77,629
Canfor Pulp Products, Inc.	2,715	17,447
CanWel Building Materials Group, Ltd.	3,600	21,692
Capital Power Corp.	5,927	162,877
Capstone Mining Corp. (A)	29,467	55,096
Cardinal Energy, Ltd. (B)	5,530	3,562
Cascades, Inc.	5,723	65,417
Celestica, Inc. (A)	5,019	40,494
Celestica, Inc. (New York Stock Exchange) (A)	3,200	25,824
Centerra Gold, Inc.	12,177	141,008
CES Energy Solutions Corp.	18,429	18,532

The accompanying notes are an integral part of the financial statements.	64

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
China Gold International Resources Corp., Ltd. (A)(B)	18,050	$25,808
CI Financial Corp.	7,400	91,737
Cineplex, Inc. (B)	3,000	21,848
Clearwater Seafoods, Inc.	1,500	9,675
Cogeco Communications, Inc.	263	20,219
Cogeco, Inc.	445	28,660
Colliers International Group, Inc. (B)	1,400	124,591
Computer Modelling Group, Ltd.	4,420	16,945
Copper Mountain Mining Corp. (A)	8,800	12,513
Corby Spirit and Wine, Ltd.	700	9,294
Corus Entertainment, Inc., B Shares	11,806	39,697
Crescent Point Energy Corp. (B)	9,519	22,210
Crescent Point Energy Corp. (New York Stock Exchange)	16,800	39,312
Crew Energy, Inc. (A)	11,300	4,971
CRH Medical Corp. (A)	5,500	12,876
Cronos Group, Inc. (A)(B)	4,196	29,120
Denison Mines Corp. (A)	33,028	21,796
Dexterra Group, Inc.	1,621	8,265
DIRTT Environmental Solutions (A)(B)	3,000	7,330
Dorel Industries, Inc., Class B (A)	2,900	34,014
DREAM Unlimited Corp., Class A	2,250	37,562
Dundee Precious Metals, Inc.	11,187	80,416
ECN Capital Corp.	18,600	94,542
E-L Financial Corp., Ltd.	100	59,903
Eldorado Gold Corp. (A)	9,374	124,236
Element Fleet Management Corp.	16,142	169,676
Endeavour Silver Corp. (A)(B)	10,900	55,061
Enerflex, Ltd.	6,400	32,983
Enerplus Corp. (B)	11,735	36,692
Enghouse Systems, Ltd.	1,800	87,179
Ensign Energy Services, Inc.	9,800	7,006
Equitable Group, Inc.	996	79,029
ERO Copper Corp. (A)	2,900	46,522
Exchange Income Corp.	568	16,350
Exco Technologies, Ltd.	1,500	10,877
Extendicare, Inc. (B)	6,230	32,498
Fiera Capital Corp.	3,035	25,465
Finning International, Inc.	7,181	152,488
Firm Capital Mortgage Investment Corp.	1,100	11,001
First Majestic Silver Corp. (A)(B)	6,681	89,647
First Mining Gold Corp. (A)(B)	39,000	12,255
First National Financial Corp.	700	22,811
Fission Uranium Corp. (A)	19,500	5,898
Fortuna Silver Mines, Inc. (A)(B)	14,267	117,238
Freehold Royalties, Ltd.	7,229	29,588
Frontera Energy Corp.	2,200	5,548
Galiano Gold, Inc. (A)	6,600	7,415
Gamehost, Inc.	100	456
Genworth MI Canada, Inc.	1,788	60,977
Gibson Energy, Inc.	7,398	119,493
Glacier Media, Inc. (A)	6,100	1,246
goeasy, Ltd. (B)	672	51,024
Golden Star Resources, Ltd. (A)	5,011	18,542
Gran Tierra Energy, Inc. (A)(B)	25,166	9,292
Great Canadian Gaming Corp. (A)	2,400	81,980
Guardian Capital Group, Ltd., Class A	600	12,703
Hanfeng Evergreen, Inc. (A)(C)	200	0
Headwater Exploration, Inc. (A)	4,930	9,257
Heroux-Devtek, Inc. (A)	2,700	29,908
High Liner Foods, Inc.	1,773	15,461
Home Capital Group, Inc. (A)	3,379	78,841
Hudbay Minerals, Inc.	18,257	127,795
iA Financial Corp., Inc.	3,174	137,592
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
IAMGOLD Corp. (A)	29,827	$109,429
Imperial Metals Corp. (A)(B)	4,600	18,430
Information Services Corp.	800	12,513
Innergex Renewable Energy, Inc.	6,800	146,214
Inter Pipeline, Ltd. (B)	8,848	82,509
Interfor Corp. (A)	3,520	65,732
International Petroleum Corp. (A)(B)	5,324	11,753
International Tower Hill Mines, Ltd. (A)	2,300	3,216
Intertape Polymer Group, Inc.	2,700	51,204
Ivanhoe Mines, Ltd., Class A (A)	31,171	167,989
Jamieson Wellness, Inc. (B)	1,500	42,576
Just Energy Group, Inc. (A)	11	52
KAB Distribution, Inc. (A)(C)	7,076	0
K-Bro Linen, Inc.	600	18,369
Kelt Exploration, Ltd. (A)(B)	10,445	14,770
Keyera Corp. (B)	7,050	125,282
Kinaxis, Inc. (A)	1,068	151,310
Kingsway Financial Services, Inc. (A)	425	1,998
Knight Therapeutics, Inc. (A)	5,400	22,696
Labrador Iron Ore Royalty Corp.	3,218	82,441
Largo Resources, Ltd. (A)	7,800	8,456
Lassonde Industries, Inc., Class A	200	27,187
Laurentian Bank of Canada (B)	2,714	66,523
Leon's Furniture, Ltd.	1,883	30,518
Linamar Corp.	2,766	146,503
Lucara Diamond Corp. (A)(B)	25,184	10,288
Lundin Gold, Inc. (A)	2,800	24,043
Lundin Mining Corp.	9,633	85,516
Magellan Aerospace Corp.	900	6,201
Mainstreet Equity Corp. (A)	400	24,847
Major Drilling Group International, Inc. (A)	6,800	41,081
Maple Leaf Foods, Inc. (B)	3,940	87,349
Martinrea International, Inc.	5,613	65,527
Medical Facilities Corp.	2,104	11,637
MEG Energy Corp. (A)	13,888	48,552
Melcor Developments, Ltd.	1,000	7,400
Methanex Corp. (B)	500	22,975
Morguard Corp.	400	36,279
Morneau Shepell, Inc.	3,098	75,521
Mountain Province Diamonds, Inc. (A)	6,800	3,205
MTY Food Group, Inc.	742	33,780
Mullen Group, Ltd. (B)	7,082	60,644
New Gold, Inc. (A)	28,915	63,604
NFI Group, Inc. (B)	2,279	43,131
Norbord, Inc.	2,572	111,051
North American Construction Group, Ltd.	2,100	20,523
NuVista Energy, Ltd. (A)(B)	15,505	11,450
Onex Corp.	2,052	117,778
Osisko Gold Royalties, Ltd.	7,671	97,206
Pan American Silver Corp., CVR (A)	19,100	15,758
Paramount Resources, Ltd., Class A (A)(B)	5,173	20,320
Parex Resources, Inc. (A)	8,316	114,460
Park Lawn Corp. (B)	1,792	39,334
Parkland Corp. (B)	5,210	165,317
Pason Systems, Inc.	5,636	34,890
Peyto Exploration & Development Corp. (B)	10,197	23,392
Pinnacle Renewable Energy, Inc.	1,400	9,998
Pizza Pizza Royalty Corp.	1,729	12,497
Polaris Infrastructure, Inc.	1,500	20,870
PolyMet Mining Corp. (A)(B)	1,185	3,966
PrairieSky Royalty, Ltd. (B)	9,727	77,104
Precision Drilling Corp. (A)	1,082	17,791
Premier Gold Mines, Ltd. (A)	4,127	9,759

The accompanying notes are an integral part of the financial statements.	65

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Premium Brands Holdings Corp. (B)	1,400	$110,788
Pretium Resources, Inc. (A)	8,300	95,135
Quarterhill, Inc.	9,800	19,709
Questerre Energy Corp., Class A (A)(B)	19,444	3,590
Real Matters, Inc. (A)	3,500	52,820
Recipe Unlimited Corp.	1,300	17,107
RF Capital Group, Inc.	1,848	2,526
Richelieu Hardware, Ltd.	3,100	80,465
Rogers Sugar, Inc. (B)	6,474	28,533
Roxgold, Inc. (A)	19,200	24,285
Russel Metals, Inc.	3,846	68,677
Sabina Gold & Silver Corp. (A)	20,475	52,921
Sandstorm Gold, Ltd. (A)	12,031	86,199
Savaria Corp. (B)	2,300	26,128
Seabridge Gold, Inc. (A)	1,222	25,709
Secure Energy Services, Inc.	5,954	11,507
Seven Generations Energy, Ltd., Class A (A)(B)	11,092	57,599
ShawCor, Ltd.	4,173	11,540
Sienna Senior Living, Inc. (B)	3,606	40,057
Sierra Wireless, Inc. (A)	2,600	37,829
Sleep Country Canada Holdings, Inc. (D)	2,813	58,496
SNC-Lavalin Group, Inc.	2,975	50,787
Spin Master Corp. (A)(D)	1,400	31,907
Sprott, Inc.	1,329	38,589
SSR Mining, Inc. (A)(B)	12,740	255,821
Stantec, Inc. (B)	5,278	171,165
Stella-Jones, Inc.	2,400	87,259
Storm Resources, Ltd. (A)	9,300	15,927
SunOpta, Inc. (A)	5,608	65,513
Superior Plus Corp. (B)	9,057	86,664
Surge Energy, Inc.	21,600	5,091
Tamarack Valley Energy, Ltd. (A)	11,685	11,658
Taseko Mines, Ltd. (A)	16,100	20,996
Teranga Gold Corp. (A)	6,581	70,623
Tervita Corp. (A)	616	1,403
TFI International, Inc. (B)	3,885	200,003
The North West Company, Inc.	1,606	40,929
Tidewater Midstream and Infrastructure, Ltd. (B)	6,650	4,284
Timbercreek Financial Corp. (B)	6,000	40,773
TLC Vision Corp. (A)	3,400	0
TORC Oil & Gas, Ltd.	13,180	28,267
Torex Gold Resources, Inc. (A)	5,460	81,885
Toromont Industries, Ltd.	382	26,769
Total Energy Services, Inc. (A)	3,132	8,071
Tourmaline Oil Corp.	11,571	155,989
TransAlta Corp.	16,382	124,451
TransAlta Renewables, Inc. (B)	6,998	119,630
Transcontinental, Inc., Class A (B)	3,683	59,343
Trevali Mining Corp. (A)(B)	37,134	5,689
Trican Well Service, Ltd. (A)	26,009	34,327
Tricon Residential, Inc.	5,668	50,896
Trisura Group, Ltd. (A)	300	20,992
Turquoise Hill Resources, Ltd. (A)	3,950	49,123
Uni-Select, Inc.	3,401	21,669
Vecima Networks, Inc.	479	5,381
Wajax Corp.	1,300	17,454
Wesdome Gold Mines, Ltd. (A)	8,000	66,745
West Fraser Timber Company, Ltd.	2,836	182,204
Western Forest Products, Inc.	25,850	25,994
Westshore Terminals Investment Corp. (B)	1,589	19,461
Whitecap Resources, Inc. (B)	27,868	106,402
WildBrain, Ltd. (A)(B)	10,382	14,600
Winpak, Ltd.	1,577	53,050
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Yamana Gold, Inc.	34,116	$194,849
Yellow Pages, Ltd.	200	1,969
Zenith Capital Corp. (A)	1,700	240
		12,053,170
China - 0.1%
FIH Mobile, Ltd. (A)	195,000	23,931
Goodbaby International Holdings, Ltd. (A)	71,000	9,617
TK Group Holdings, Ltd.	26,000	8,380
Yangzijiang Shipbuilding Holdings, Ltd.	23,200	16,771
		58,699
Denmark - 2.5%
ALK-Abello A/S (A)	301	123,984
Alm Brand A/S	2,824	34,013
Amagerbanken A/S (A)(C)	25,580	0
Ambu A/S, Class B	1,568	67,360
Bang & Olufsen A/S (A)	7,788	43,002
Bavarian Nordic A/S (A)	2,244	68,415
Chemometec A/S	178	16,906
D/S Norden A/S	2,246	40,623
Dfds A/S (A)	1,797	81,647
FLSmidth & Company A/S (A)	1,871	71,545
H+H International A/S, Class B (A)	1,146	24,800
INVISIO AB	481	14,522
ISS A/S (A)	4,208	72,384
Jeudan A/S (A)	380	15,475
Jyske Bank A/S (A)	2,627	100,310
Lan & Spar Bank A/S	225	18,093
Matas A/S (A)	2,910	41,056
Netcompany Group A/S (A)(D)	688	70,553
Nilfisk Holding A/S (A)	903	19,337
NKT A/S (A)	2,845	126,724
NNIT A/S (D)	479	9,558
Pandora A/S	4,061	454,500
Per Aarsleff Holding A/S	1,380	69,179
Ringkjoebing Landbobank A/S	1,445	131,512
Rockwool International A/S, A Shares	83	27,852
Rockwool International A/S, B Shares	377	141,095
Royal Unibrew A/S	2,332	270,043
Scandinavian Tobacco Group A/S (D)	2,633	44,903
Schouw & Company A/S	666	67,339
SimCorp A/S	2,011	298,988
Solar A/S, B Shares	410	24,132
Spar Nord Bank A/S (A)	4,967	48,664
Sydbank AS (A)	3,132	69,393
The Drilling Company of 1972 A/S (A)	190	5,950
Tivoli A/S (A)	102	12,230
Topdanmark AS	2,221	96,405
United International Enterprises, Ltd.	128	29,681
Vestjysk Bank A/S (A)	23,113	10,516
Zealand Pharma A/S (A)(B)	1,273	46,561
		2,909,250
Finland - 2.8%
Adapteo OYJ (A)	1,982	22,954
Ahlstrom-Munksjo OYJ	4,382	96,913
Aktia Bank OYJ	2,328	27,851
Alma Media OYJ	1,962	21,466
BasWare OYJ (A)	538	27,612
Bittium OYJ	2,708	19,242
Cargotec OYJ, B Shares	2,007	83,392
Caverion OYJ	3,325	23,597
Citycon OYJ	5,523	53,827
Enento Group OYJ (A)(D)	860	35,481
Ferratum OYJ (A)	459	2,837
Finnair OYJ (A)(B)	44,891	41,317

The accompanying notes are an integral part of the financial statements.	66

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Finland (continued)
Fiskars OYJ ABP	2,196	$40,294
F-Secure OYJ (A)	7,159	33,601
HKScan OYJ, A Shares (A)	316	759
Huhtamaki OYJ	4,921	255,200
Kemira OYJ	5,531	87,667
Kesko OYJ, A Shares	1,837	44,912
Kesko OYJ, B Shares	3,515	90,218
Kojamo OYJ	3,423	75,974
Konecranes OYJ	3,667	129,635
Lassila & Tikanoja OYJ	1,929	35,595
Lehto Group OYJ (A)	1,738	2,885
Metsa Board OYJ	10,846	114,215
Metso Outotec OYJ	32,867	330,238
Neles OYJ	6,038	80,075
Nokian Renkaat OYJ	6,362	224,073
Olvi OYJ, A Shares	721	42,645
Oriola OYJ, B Shares	9,290	21,585
Orion OYJ, Class A	1,226	56,015
Orion OYJ, Class B	4,866	223,518
Outokumpu OYJ (A)(B)	11,683	46,055
Pihlajalinna OYJ (A)	1,193	13,695
Ponsse OYJ	543	19,334
QT Group OYJ (A)	770	53,956
Raisio OYJ, V Shares	8,267	32,267
Revenio Group OYJ	643	39,502
Sanoma OYJ	4,094	68,677
Terveystalo OYJ (D)	2,161	26,547
TietoEVRY OYJ	3,016	99,238
Tikkurila OYJ	2,016	61,595
Tokmanni Group Corp.	2,813	55,683
Uponor OYJ	2,026	45,099
Vaisala OYJ, A Shares	952	46,985
Valmet OYJ	6,664	191,592
Wartsila OYJ ABP	6,068	60,731
YIT OYJ (B)	8,449	50,993
		3,257,542
France - 3.8%
ABC arbitrage	1,202	10,683
AKWEL	725	20,163
Albioma SA	1,751	100,176
ALD SA (D)	987	13,778
Altamir	752	18,303
Alten SA (A)	1,382	156,708
Assystem SA	1,078	32,247
Aubay	399	16,698
Axway Software SA (A)	531	17,514
Bastide le Confort Medical (A)	256	15,853
Beneteau SA	2,839	32,597
Boiron SA	274	13,813
Bonduelle SCA	1,027	26,029
Burelle SA	15	14,562
Casino Guichard Perrachon SA (A)(B)	2,173	66,800
Cegedim SA (A)	186	5,803
CGG SA (A)	29,813	29,210
Chargeurs SA (B)	1,414	30,544
Cie Plastic Omnium SA	3,159	108,694
Coface SA (A)	5,646	56,598
Derichebourg SA	6,625	47,404
Electricite de Strasbourg SA	31	4,465
Elior Group SA (D)	4,760	31,995
Elis SA (A)	6,449	106,834
Eramet SA (A)	445	23,304
Etablissements Maurel et Prom SA (A)	1,561	3,303
Europcar Mobility Group (A)(B)(D)	5,117	4,676
Eutelsat Communications SA	9,105	102,999
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Exel Industries SA, A Shares (A)	89	$6,603
Faurecia SE (A)	2,702	138,441
Fnac Darty SA (A)	1,390	89,004
Gaztransport Et Technigaz SA	1,087	105,306
Groupe Crit (A)	163	12,459
Haulotte Group SA	962	7,085
ID Logistics Group (A)	176	48,712
Imerys SA	1,434	67,607
Ipsen SA	706	58,378
IPSOS	1,620	54,670
JCDecaux SA (A)	1,852	42,246
Kaufman & Broad SA	901	40,509
Korian SA (A)	3,175	121,537
Lagardere SCA (A)	3,040	76,051
Laurent-Perrier	110	10,089
Lectra	1,346	41,113
LISI (A)	1,205	29,575
Maisons du Monde SA (A)(D)	1,925	35,242
Manitou BF SA	880	25,667
Manutan International	105	9,312
Mersen SA (A)	1,171	35,493
Metropole Television SA (A)	1,324	21,462
Neoen SA (A)(B)(D)	922	70,794
Nexans SA (A)	2,031	146,962
Nexity SA	1,974	85,247
NRJ Group (A)	782	5,812
Onxeo SA (A)(B)	4,617	3,790
Orpea SA (A)	629	82,482
Pierre Et Vacances SA (A)	142	2,549
Plastivaloire (A)	383	3,408
Quadient SA	2,721	52,267
Recylex SA (A)(C)	1,058	2,389
Rexel SA (A)	15,736	248,365
Robertet SA	28	30,902
Rothschild & Company (A)	1,372	42,962
Rubis SCA	3,635	168,039
Savencia SA (A)	372	27,436
SCOR SE (A)	4,394	142,525
Societe BIC SA (B)	1,252	70,824
Societe pour l'Informatique Industrielle	438	13,334
SOITEC (A)	1,176	228,053
Solocal Group (A)	6,121	19,891
Somfy SA	326	55,151
Sopra Steria Group (A)	705	113,640
SPIE SA (A)	6,716	146,426
Stef SA	202	17,990
Synergie SA (A)	557	21,724
Tarkett SA (A)	1,942	34,175
Technicolor SA (A)	685	1,514
Television Francaise 1 (A)	3,803	30,564
Thermador Groupe	453	35,438
Trigano SA	463	81,903
Valeo SA	1,391	54,867
Vallourec SA (A)(B)	493	16,095
Valneva SE (A)(B)	2,831	26,783
Vetoquinol SA	56	5,708
Vicat SA	789	33,063
VIEL & Cie SA	3,220	23,329
Vilmorin & Cie SA	614	36,826
Virbac SA (A)	180	52,221
		4,423,762
Gabon - 0.0%
Total Gabon	20	3,222
Georgia - 0.0%
Bank of Georgia Group PLC (A)	2,491	41,723

The accompanying notes are an integral part of the financial statements.	67

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Georgia (continued)
Georgia Capital PLC (A)	1,145	$8,412
TBC Bank Group PLC (A)	239	4,077
		54,212
Germany - 6.1%
1&1 Drillisch AG	2,192	54,662
Aareal Bank AG (A)	2,902	69,818
ADLER Group SA (A)(D)	2,984	105,842
ADVA Optical Networking SE (A)	3,719	32,215
AIXTRON SE (A)	3,257	56,638
Allgeier SE (B)	498	11,290
Atoss Software AG	218	42,096
Aurubis AG	2,018	157,481
Basler AG	162	14,259
BayWa AG	1,025	41,655
Bechtle AG	424	93,106
Bertrandt AG	394	19,165
Bijou Brigitte AG (A)	340	9,427
Bilfinger SE	1,781	56,579
Borussia Dortmund GmbH & Company KGaA (A)	3,564	23,552
CANCOM SE	1,836	102,780
CECONOMY AG (A)	8,144	55,934
CENIT AG (A)	446	6,864
Cewe Stiftung & Company KGAA	406	45,950
Commerzbank AG (A)	34,135	220,595
CompuGroup Medical SE & Company KgaA	1,135	109,515
CropEnergies AG	1,544	22,500
CTS Eventim AG & Company KGaA (A)	2,927	195,643
Dermapharm Holding SE	130	9,051
Deutsche Beteiligungs AG	854	34,341
Deutsche EuroShop AG (A)	2,527	57,210
Deutsche Pfandbriefbank AG (A)(D)	7,700	83,761
Deutz AG (A)	7,260	45,368
DIC Asset AG	3,005	49,515
Dr. Hoenle AG	420	28,184
Draegerwerk AG & Company KGaA	82	6,082
Duerr AG (B)	2,558	104,596
Eckert & Ziegler Strahlen- und Medizintechnik AG	653	35,762
Elmos Semiconductor SE	392	13,157
ElringKlinger AG (A)(B)	2,576	50,088
Evotec SE (A)(B)	4,392	162,292
Fielmann AG (A)	1,241	101,022
First Sensor AG	676	33,406
Freenet AG	6,277	132,014
FUCHS PETROLUB SE	1,085	50,105
GEA Group AG	6,434	230,125
Gerresheimer AG	1,721	185,589
GFT Technologies SE	961	13,980
GRENKE AG	500	23,584
H&R GmbH & Company KGaA (A)	1,324	8,872
Hamburger Hafen und Logistik AG	1,330	30,094
Heidelberger Druckmaschinen AG (A)(B)	18,003	17,536
Hella GmbH & Company KGaA (A)	2,112	137,263
HOCHTIEF AG (B)	617	60,041
Hornbach Baumarkt AG	921	40,245
Hornbach Holding AG & Company KGaA	697	67,179
HUGO BOSS AG	3,312	110,053
Hypoport SE (A)	95	60,370
Indus Holding AG	975	38,187
Instone Real Estate Group AG (A)(D)	1,769	45,163
Jenoptik AG	2,990	91,329
JOST Werke AG (A)(D)	356	18,691
K+S AG	10,944	104,973
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Kloeckner & Company SE (A)	5,538	$54,161
Koenig & Bauer AG (A)	912	26,911
Krones AG	775	62,480
KWS Saat SE & Company KGaA	381	30,264
LANXESS AG	4,224	321,236
Leifheit AG	437	23,200
Leoni AG (A)(B)	2,398	19,413
LPKF Laser & Electronics AG	1,100	39,525
Manz AG (A)(B)	233	9,715
Medigene AG (A)	760	3,278
METRO AG	3,100	34,821
MLP SE	5,864	38,436
Nagarro SE (A)	498	55,362
New Work SE	128	44,047
Nexus AG	866	54,020
Nordex SE (A)(B)	4,553	124,483
Norma Group SE	1,379	71,142
OHB SE (A)	399	18,790
PATRIZIA AG	2,719	87,344
Pfeiffer Vacuum Technology AG	256	49,379
PNE AG	4,544	44,106
ProSiebenSat.1 Media SE (A)	10,428	175,564
PSI Software AG	815	24,139
q.beyond AG	6,549	13,469
Rheinmetall AG	2,219	234,941
SAF-Holland SE (A)	4,007	54,722
Salzgitter AG (A)	1,978	52,117
SGL Carbon SE (A)	1,013	4,471
Siltronic AG (B)	981	153,409
Sixt SE (A)	694	82,916
SMA Solar Technology AG (A)	916	62,944
Software AG	2,610	106,827
STRATEC SE	407	60,930
Stroeer SE & Company KGaA (B)	1,454	143,689
Suedzucker AG	3,535	50,488
SUESS MicroTec SE (A)	1,803	41,535
TAG Immobilien AG (A)	6,907	220,415
Takkt AG	2,476	32,267
Technotrans SE (A)	530	16,183
Tele Columbus AG (A)(D)	1,029	4,066
thyssenkrupp AG (A)	7,095	70,305
Traffic Systems SE	106	4,313
Varta AG (A)(B)	239	34,459
VERBIO Vereinigte BioEnergie AG	1,482	55,609
Vossloh AG (A)	859	43,708
Wacker Chemie AG	759	108,738
Wacker Neuson SE (A)	2,553	55,317
Washtec AG (A)	611	32,903
Wuestenrot & Wuerttembergische AG	1,566	31,467
Zeal Network SE	349	19,627
zooplus AG (A)	147	30,782
		7,061,227
Gibraltar - 0.0%
888 Holdings PLC	12,231	47,871
Greece - 0.0%
Alapis Holding Industrial & Commercial SA of Pharmaceutical Chemical Products (A)(C)	3,303	74
TT Hellenic Postbank SA (A)(C)	12,594	0
		74
Guernsey, Channel Islands - 0.0%
Burford Capital, Ltd. (A)	2,002	19,466
Raven Property Group, Ltd. (A)	5,155	1,981
		21,447

The accompanying notes are an integral part of the financial statements.	68

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong - 2.3%
3D-Gold Jewellery Holdings, Ltd. (A)(C)	90,000	$0
Allied Group, Ltd.	120,000	49,846
APAC Resources, Ltd.	15,396	1,689
Apollo Future Mobility Group, Ltd. (A)	56,000	5,568
Asia Financial Holdings, Ltd.	14,000	6,858
ASM Pacific Technology, Ltd.	7,600	100,371
Associated International Hotels, Ltd.	28,000	49,513
BOE Varitronix, Ltd.	18,000	6,625
Bright Smart Securities & Commodities Group, Ltd.	26,000	7,250
Brightoil Petroleum Holdings, Ltd. (A)(C)	117,000	13,017
Burwill Holdings, Ltd. (A)(C)	292,000	2,674
Cafe de Coral Holdings, Ltd.	18,000	38,826
Camsing International Holding, Ltd. (A)(C)	16,000	2,394
Chen Hsong Holdings	10,000	2,845
Cheuk Nang Holdings, Ltd.	3,708	1,419
China Energy Development Holdings, Ltd. (A)	634,000	10,467
China Solar Energy Holdings, Ltd. (A)(C)	42,500	0
China Strategic Holdings, Ltd. (A)	885,000	28,537
Chinese Estates Holdings, Ltd.	22,000	10,722
Chong Hing Bank, Ltd.	10,000	12,154
Chow Sang Sang Holdings International, Ltd.	22,000	24,979
Chuang's Consortium International, Ltd.	30,948	3,782
CITIC Telecom International Holdings, Ltd.	59,000	18,567
CMBC Capital Holdings, Ltd.	430,000	7,436
CSI Properties, Ltd.	245,066	7,388
Dah Sing Banking Group, Ltd.	18,000	18,500
Dah Sing Financial Holdings, Ltd.	6,520	18,392
Dynamic Holdings, Ltd.	8,000	14,984
EganaGoldpfeil Holdings, Ltd. (A)(C)	103,373	0
Emperor Capital Group, Ltd. (A)	192,000	3,198
Emperor Entertainment Hotel, Ltd.	40,000	5,475
Emperor International Holdings, Ltd.	97,333	13,809
Esprit Holdings, Ltd. (A)	117,900	17,223
Fairwood Holdings, Ltd.	3,500	7,995
Far East Consortium International, Ltd.	85,206	31,609
First Pacific Company, Ltd.	146,000	46,943
Giordano International, Ltd.	82,000	12,084
Gold-Finance Holdings, Ltd. (A)(C)	62,000	576
Great Eagle Holdings, Ltd.	10,000	27,480
G-Resources Group, Ltd. (A)	2,014,800	12,493
Guotai Junan International Holdings, Ltd.	207,000	27,779
Haitong International Securities Group, Ltd.	114,070	27,511
Hang Lung Group, Ltd.	31,000	77,061
Hanison Construction Holdings, Ltd.	27,441	3,431
Harbour Centre Development, Ltd.	38,000	35,392
HKBN, Ltd.	36,000	55,763
HKR International, Ltd.	51,920	21,431
Hong Kong Ferry Holdings Company, Ltd.	29,000	22,938
Hongkong Chinese, Ltd.	66,000	5,782
Hsin Chong Group Holdings, Ltd. (A)(C)	170,000	7,675
Hutchison Port Holdings Trust	161,400	31,981
Hutchison Telecommunications Hong Kong Holdings, Ltd.	80,000	11,972
Hysan Development Company, Ltd.	25,000	91,570
IT, Ltd. (A)	44,601	16,077
Johnson Electric Holdings, Ltd.	20,500	50,765
K Wah International Holdings, Ltd.	80,000	38,467
Kerry Logistics Network, Ltd.	24,000	52,675
Kerry Properties, Ltd.	28,500	72,084
Kingston Financial Group, Ltd.	38,000	3,335
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Kowloon Development Company, Ltd.	22,000	$22,991
Lai Sun Development Company, Ltd. (A)	15,320	12,156
Landing International Development, Ltd. (A)	75,600	1,970
Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	22,500	2,966
Lifestyle International Holdings, Ltd. (A)	25,000	19,856
Lippo China Resources, Ltd.	36,000	570
Liu Chong Hing Investment, Ltd.	16,000	14,520
Luk Fook Holdings International, Ltd.	15,000	36,214
Man Wah Holdings, Ltd.	21,600	46,854
Mandarin Oriental International, Ltd. (A)	8,000	13,614
Mason Group Holdings, Ltd. (A)	1,548,800	5,978
Melco International Development, Ltd.	33,000	64,269
Midland Holdings, Ltd. (A)	34,734	3,315
Midland IC&I, Ltd. (A)	29,523	385
Miramar Hotel & Investment	15,000	25,170
NewOcean Energy Holdings, Ltd. (A)(B)	66,000	5,961
NWS Holdings, Ltd.	52,000	48,317
Oshidori International Holdings, Ltd. (A)	204,000	16,087
Pacific Andes International Holdings, Ltd. (A)(C)	328,006	0
Pacific Basin Shipping, Ltd.	294,000	55,460
Pacific Century Premium Developments, Ltd. (A)	2,376	250
Pacific Textiles Holdings, Ltd.	42,000	27,589
Paliburg Holdings, Ltd.	46,000	12,039
PCCW, Ltd.	104,590	62,984
Peace Mark Holdings, Ltd. (A)(C)	164,000	0
Perfect Shape Medical, Ltd.	32,000	13,317
Pico Far East Holdings, Ltd.	60,000	10,765
Polytec Asset Holdings, Ltd.	210,940	23,954
Public Financial Holdings, Ltd.	24,000	6,500
PYI Corp., Ltd. (A)	74,400	2,681
Regal Hotels International Holdings, Ltd.	36,000	12,692
Regina Miracle International Holdings, Ltd. (D)	17,000	5,578
Sa Sa International Holdings, Ltd. (A)	64,847	10,143
SEA Holdings, Ltd.	19,268	18,488
Shangri-La Asia, Ltd. (A)	46,000	41,096
Shenwan Hongyuan HK, Ltd.	20,000	2,633
Shun Tak Holdings, Ltd.	80,250	24,556
Singamas Container Holdings, Ltd.	114,000	8,097
SITC International Holdings Company, Ltd.	51,000	110,143
SmarTone Telecommunications Holdings, Ltd.	31,500	16,818
South China Holdings Company, Ltd. (A)	640,000	12,368
Stella International Holdings, Ltd.	20,000	23,228
Summit Ascent Holdings, Ltd. (A)	90,000	8,726
Sun Hung Kai & Company, Ltd.	45,000	18,978
SUNeVision Holdings, Ltd.	18,000	16,384
TAI Cheung Holdings, Ltd.	33,000	20,132
Tao Heung Holdings, Ltd.	14,000	1,482
Television Broadcasts, Ltd.	19,100	19,686
Texwinca Holdings, Ltd.	60,000	11,537
The Hongkong & Shanghai Hotels, Ltd.	31,903	28,439
The United Laboratories International Holdings, Ltd.	42,000	29,768
Town Health International Medical Group, Ltd. (A)(B)(C)	261,361	12,213
Tradelink Electronic Commerce, Ltd.	50,000	6,130
Transport International Holdings, Ltd.	11,721	22,648
Upbest Group, Ltd.	164,000	19,076
Value Partners Group, Ltd.	27,000	14,235

The accompanying notes are an integral part of the financial statements.	69

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Vitasoy International Holdings, Ltd.	18,000	$70,113
VSTECS Holdings, Ltd.	45,200	37,100
VTech Holdings, Ltd.	6,900	53,556
Wai Kee Holdings, Ltd.	24,000	11,806
Wealthking Investments, Ltd. (A)	32,000	3,470
Wing On Company International, Ltd.	4,000	8,676
Wing Tai Properties, Ltd.	70,000	32,376
YT Realty Group, Ltd.	9,152	2,367
Yue Yuen Industrial Holdings, Ltd.	30,000	62,487
Zhaobangji Properties Holdings, Ltd. (A)	88,000	10,925
		2,662,259
Ireland - 0.5%
Bank of Ireland Group PLC (A)	25,675	103,649
C&C Group PLC (A)	13,557	42,205
Cairn Homes PLC (A)	9,684	11,540
FBD Holdings PLC (A)	778	7,116
Glanbia PLC	5,573	70,779
Grafton Group PLC (A)	12,147	153,470
Greencore Group PLC	23,830	37,988
Hostelworld Group PLC (A)(D)	3,065	3,298
Irish Continental Group PLC	5,309	29,088
UDG Healthcare PLC	11,802	125,974
		585,107
Isle of Man - 0.1%
Hansard Global PLC	6,816	4,198
Playtech PLC (A)	17,326	95,178
Strix Group PLC	6,042	18,228
		117,604
Israel - 1.3%
AFI Properties, Ltd. (A)	603	24,678
Allot, Ltd. (A)	2,103	22,230
Alrov Properties and Lodgings, Ltd. (A)	399	15,026
Ashtrom Group, Ltd.	2,084	41,243
Azorim-Investment Development & Construction Company, Ltd. (A)	3,848	13,261
Bet Shemesh Engines Holdings 1997, Ltd. (A)	358	8,000
Big Shopping Centers, Ltd. (A)	381	42,434
Blue Square Real Estate, Ltd.	215	13,855
Camtek, Ltd. (A)	1,035	23,075
Cellcom Israel, Ltd. (A)	1,966	9,721
Cellcom Israel, Ltd. (New York Stock Exchange) (A)	825	4,001
Clal Insurance Enterprises Holdings, Ltd. (A)	1,967	30,872
Compugen, Ltd. (A)	1,251	15,309
Danel Adir Yeoshua, Ltd.	134	22,118
Delek Automotive Systems, Ltd.	1,858	17,463
Delek Group, Ltd. (A)	92	2,873
Delta Galil Industries, Ltd.	618	15,688
El Al Israel Airlines (A)	24,289	5,007
Electra Consumer Products 1970, Ltd.	445	15,429
Electra, Ltd.	91	49,838
Enlight Renewable Energy, Ltd. (A)	25,384	53,020
Equital, Ltd. (A)	992	25,907
Formula Systems 1985, Ltd.	549	47,464
Fox Wizel, Ltd.	488	49,077
Gev-Yam Land, Ltd.	5,000	40,797
Gilat Satellite Networks, Ltd.	1,452	9,405
Hadera Paper, Ltd. (A)	244	12,931
Harel Insurance Investments & Financial Services, Ltd. (A)	4,995	46,119
Hilan, Ltd.	803	38,133
IDI Insurance Company, Ltd.	440	13,345
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Israel (continued)
Inrom Construction Industries, Ltd.	2,183	$10,642
Isracard, Ltd.	3,674	12,430
Isras Investment Company, Ltd.	142	29,770
Kamada, Ltd. (A)	1,616	10,403
Magic Software Enterprises, Ltd.	1,349	21,360
Matrix IT, Ltd.	2,095	47,482
Maytronics, Ltd.	1,808	27,228
Mediterranean Towers, Ltd.	4,044	11,419
Mega Or Holdings, Ltd.	757	23,116
Mehadrin, Ltd. (A)	15	646
Menora Mivtachim Holdings, Ltd. (A)	1,766	33,161
Migdal Insurance & Financial Holdings, Ltd. (A)	27,734	32,120
Mivne Real Estate KD, Ltd.	10,717	27,623
Mivtach Shamir Holdings, Ltd. (A)	397	10,848
Naphtha Israel Petroleum Corp., Ltd. (A)	2,030	9,740
Nova Measuring Instruments, Ltd. (A)	1,522	107,450
Novolog, Ltd.	20,186	19,305
Oil Refineries, Ltd. (A)	102,102	23,145
One Software Technologies, Ltd.	170	22,501
Partner Communications Company, Ltd. (A)	6,688	36,903
Paz Oil Company, Ltd.	525	56,330
Plasson Industries, Ltd.	241	11,796
Plus500, Ltd.	4,106	81,346
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	449	31,457
Sano-Brunos Enterprises, Ltd.	145	11,819
Scope Metals Group, Ltd.	377	7,635
Shikun & Binui, Ltd. (A)	108	631
Shufersal, Ltd.	1,535	11,858
Summit Real Estate Holdings, Ltd. (A)	2,363	35,294
The Phoenix Holdings, Ltd. (A)	5,097	38,886
YH Dimri Construction & Development, Ltd.	285	13,310
		1,545,973
Italy - 3.4%
A2A SpA	74,015	118,636
ACEA SpA	2,494	52,401
Amplifon SpA (A)(B)	3,081	128,065
Anima Holding SpA (D)	14,880	70,740
Aquafil SpA (A)	969	5,834
Arnoldo Mondadori Editore SpA (A)	12,613	23,374
Ascopiave SpA	4,243	18,773
Autogrill SpA (A)(B)	6,245	41,971
Avio SpA (A)	877	12,147
Azimut Holding SpA	5,291	114,994
Banca Farmafactoring SpA (D)	4,563	27,528
Banca Generali SpA	2,509	83,915
Banca IFIS SpA	1,607	18,116
Banca Mediolanum SpA (A)	3,386	29,415
Banca Popolare di Sondrio SCPA (A)	20,545	55,431
Banca Profilo SpA (B)	24,032	6,249
Banco BPM SpA (A)	97,273	215,823
Biesse SpA (A)	835	19,477
BPER Banca (A)(B)	68,618	125,096
Brunello Cucinelli SpA (A)(B)	1,411	61,612
Buzzi Unicem SpA	4,611	110,076
Buzzi Unicem SpA, Savings Shares	2,302	37,007
Cairo Communication SpA (A)	4,712	7,265
Cementir Holding NV	4,165	33,969
Cerved Group SpA (A)	8,475	77,146
CIR SpA-Compagnie Industriali (A)	60,979	32,848
Credito Emiliano SpA (A)	6,238	33,667
Credito Valtellinese SpA (A)	5,043	71,840

The accompanying notes are an integral part of the financial statements.	70

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Italy (continued)
Danieli & C Officine Meccaniche SpA	788	$13,916
De' Longhi SpA	2,476	77,979
DeA Capital SpA (A)	4,665	6,483
Enav SpA (D)	3,786	16,655
ERG SpA	2,242	64,415
Esprinet SpA (A)	3,554	46,965
Eurotech SpA (A)(B)	1,562	9,909
Fincantieri SpA (A)(B)	18,635	12,623
Freni Brembo SpA (A)	4,197	55,645
Geox SpA (A)(B)	8,390	8,173
Gruppo MutuiOnline SpA	2,096	88,739
Hera SpA	41,143	149,716
IMA Industria Macchine Automatiche SpA (A)	173	14,364
IMMSI SpA (A)	6,756	3,436
Interpump Group SpA	3,381	167,369
Iren SpA	30,720	80,181
Italgas SpA	21,638	137,834
Italmobiliare SpA	1,039	37,192
Juventus Football Club SpA (A)	30,558	30,352
Leonardo SpA (B)	10,796	78,035
Maire Tecnimont SpA (A)(B)	10,323	23,164
Mediaset SpA (A)	18,917	48,281
Mediobanca Banca di Credito Finanziario SpA (A)	11,214	103,805
OVS SpA (A)(B)(D)	9,134	11,827
Piaggio & C SpA	11,658	38,524
Pirelli & C. SpA (A)(B)(D)	17,419	94,430
Prima Industrie SpA (A)	178	3,039
Prysmian SpA	4,127	146,890
RAI Way SpA (D)	5,678	38,032
Reno de Medici SpA	15,969	18,959
Reply SpA	832	97,407
Retelit SpA	7,126	19,287
Safilo Group SpA (A)	2,378	2,322
Saipem SpA	30,422	82,580
Saras SpA (A)(B)	28,012	20,429
Sesa SpA (A)	320	40,388
Societa Cattolica di Assicurazioni SC (A)(B)	7,555	42,265
Sogefi SpA (A)	3,551	5,148
SOL SpA	2,802	48,075
Tamburi Investment Partners SpA	5,435	45,568
Technogym SpA (A)(D)	3,895	44,091
Tinexta SpA (A)	1,069	27,396
Tod's SpA (A)	590	20,618
Unieuro SpA (A)(D)	707	11,913
Unipol Gruppo SpA (A)	18,665	89,692
UnipolSai Assicurazioni SpA	4,295	11,389
Webuild SpA (B)	14,544	21,111
Zignago Vetro SpA	1,669	27,822
		3,917,848
Japan - 21.7%
Access Company, Ltd.	2,300	16,396
Achilles Corp.	1,000	13,728
Adastria Company, Ltd.	920	18,471
ADEKA Corp.	4,700	82,185
Advan Company, Ltd.	1,000	11,669
Aeon Delight Company, Ltd.	800	20,840
Aeon Fantasy Company, Ltd.	400	9,445
AEON Financial Service Company, Ltd.	900	10,794
Aeon Hokkaido Corp.	1,800	17,048
Aeria, Inc. (B)	700	2,950
Ai Holdings Corp.	1,900	38,295
Aica Kogyo Company, Ltd.	400	13,846
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Aichi Corp.	3,200	$28,450
Aichi Steel Corp.	700	18,726
Aida Engineering, Ltd.	4,500	42,187
Aiful Corp. (A)	15,500	37,268
Ain Holdings, Inc.	200	12,356
Airport Facilities Company, Ltd.	1,200	5,538
Aisan Industry Company, Ltd.	2,500	11,631
Aizawa Securities Company, Ltd.	2,400	17,187
Akatsuki, Inc.	400	16,060
Akebono Brake Industry Company, Ltd. (A)	9,400	11,403
Albis Company, Ltd.	500	12,261
Alconix Corp.	1,600	22,675
Alpen Company, Ltd. (B)	1,100	25,247
Altech Corp.	1,100	22,405
Amano Corp.	1,800	43,116
Anest Iwata Corp.	1,800	18,475
AOI TYO Holdings, Inc.	1,200	4,961
AOKI Holdings, Inc.	3,100	15,568
Aoyama Trading Company, Ltd. (A)	2,500	13,065
Aozora Bank, Ltd. (B)	1,300	24,038
Arakawa Chemical Industries, Ltd.	1,400	16,060
Arata Corp.	700	33,265
Arcland Sakamoto Company, Ltd.	1,700	28,222
Arcland Service Holdings Company, Ltd. (B)	1,000	20,969
Arcs Company, Ltd.	2,625	59,152
Arealink Company, Ltd.	500	4,583
Argo Graphics, Inc.	1,000	31,375
Arisawa Manufacturing Company, Ltd.	2,900	27,010
Aruhi Corp.	900	15,812
Asahi Company, Ltd.	800	12,585
Asahi Diamond Industrial Company, Ltd.	3,900	16,982
Asahi Holdings, Inc.	1,800	64,009
ASAHI YUKIZAI Corp.	1,200	17,592
Asanuma Corp.	700	27,031
Asia Pile Holdings Corp.	3,300	15,175
ASKA Pharmaceutical Company, Ltd.	1,600	24,746
ASKUL Corp.	500	18,658
Ateam, Inc.	800	8,342
Atom Corp.	5,000	42,200
Atsugi Company, Ltd.	1,200	5,842
Autobacs Seven Company, Ltd.	3,000	41,574
Avex, Inc.	2,500	27,740
Axell Corp.	100	689
Axial Retailing, Inc.	800	38,962
Bando Chemical Industries, Ltd.	2,500	15,627
Bank of the Ryukyus, Ltd.	3,000	22,205
BayCurrent Consulting, Inc.	300	52,648
Belc Company, Ltd.	500	30,226
Bell System24 Holdings, Inc.	2,400	37,668
Belluna Company, Ltd.	3,300	36,347
Benesse Holdings, Inc.	400	7,815
BeNEXT Group, Inc.	800	9,925
BML, Inc.	1,000	31,081
Bourbon Corp.	500	9,688
Broadleaf Company, Ltd. (B)	4,600	30,417
Bunka Shutter Company, Ltd.	5,000	47,204
C Uyemura & Company, Ltd.	400	28,673
Can Do Company, Ltd.	900	16,541
Canon Electronics, Inc.	1,700	24,723
Carlit Holdings Company, Ltd.	2,100	13,879
Cawachi, Ltd.	900	25,634
Central Glass Company, Ltd.	1,900	41,426
Central Security Patrols Company, Ltd.	300	10,437

The accompanying notes are an integral part of the financial statements.	71

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Central Sports Company, Ltd.	600	$12,655
Chilled & Frozen Logistics Holdings Company, Ltd.	1,600	31,500
Chino Corp.	400	5,461
Chiyoda Company, Ltd.	800	7,101
Chiyoda Integre Company, Ltd.	800	13,512
Chofu Seisakusho Company, Ltd.	1,700	34,318
Chori Company, Ltd.	1,200	18,232
Chubu Shiryo Company, Ltd.	2,000	27,119
Chudenko Corp.	1,900	40,634
Chuetsu Pulp & Paper Company, Ltd.	500	5,848
Chugai Ro Company, Ltd.	500	8,181
Chugoku Marine Paints, Ltd.	4,000	40,319
CI Takiron Corp.	3,000	20,071
Citizen Watch Company, Ltd.	16,000	45,685
Cleanup Corp.	2,100	9,757
CMIC Holdings Company, Ltd.	1,200	15,779
CMK Corp.	3,700	14,477
cocokara fine, Inc.	840	62,039
Colowide Company, Ltd.	1,000	15,843
Computer Engineering & Consulting, Ltd.	1,800	26,469
Comture Corp.	1,000	28,318
CONEXIO Corp.	1,300	18,026
Corona Corp.	300	2,705
Cosel Company, Ltd.	1,200	14,637
Cosmo Energy Holdings Company, Ltd.	2,900	51,673
Cota Company, Ltd.	440	6,015
Create Restaurants Holdings, Inc. (B)	5,000	30,098
Credit Saison Company, Ltd.	1,100	12,664
CTS Company, Ltd.	1,900	17,669
Curves Holdings Company, Ltd.	2,000	14,968
Cybozu, Inc.	900	22,496
Dai Nippon Toryo Company, Ltd.	1,200	11,189
Daibiru Corp.	3,400	43,083
Daicel Corp.	3,000	21,928
Dai-Dan Company, Ltd.	1,000	28,854
Daido Metal Company, Ltd.	1,900	9,414
Daido Steel Company, Ltd.	1,600	66,891
Daidoh, Ltd.	2,000	3,355
Daihen Corp.	1,100	53,580
Daiho Corp.	1,200	42,373
Daiichi Jitsugyo Company, Ltd.	400	15,933
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	1,800	14,762
Daiichikosho Company, Ltd.	1,000	34,600
Daiken Corp.	1,000	16,985
Daiken Medical Company, Ltd.	400	2,077
Daiki Aluminium Industry Company, Ltd.	3,000	22,775
Daikoku Denki Company, Ltd.	800	6,697
Daikokutenbussan Company, Ltd.	300	19,991
Daikyonishikawa Corp.	1,900	15,365
Dainichiseika Color & Chemicals Manufacturing Company, Ltd.	300	7,010
Daiseki Company, Ltd.	1,800	52,853
Daishi Hokuetsu Financial Group, Inc.	2,700	58,218
Daito Pharmaceutical Company, Ltd.	700	25,270
Daiwa Industries, Ltd.	2,000	20,411
Daiwabo Holdings Company, Ltd.	800	71,217
DCM Holdings Company, Ltd.	6,500	74,302
DeNA Company, Ltd.	2,200	39,162
Densan System Company, Ltd. (B)	700	21,716
Denyo Company, Ltd.	900	18,783
Dexerials Corp.	3,500	45,831
Digital Arts, Inc.	400	36,879
Digital Garage, Inc.	500	20,660
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Digital Hearts Holdings Company, Ltd.	900	$10,906
Dip Corp.	1,900	50,770
DKK Company, Ltd.	1,000	25,985
DKS Company, Ltd.	400	16,793
DMG Mori Company, Ltd. (B)	4,600	70,164
Doshisha Company, Ltd.	1,700	32,106
Doutor Nichires Holdings Company, Ltd.	2,300	33,076
Dowa Holdings Company, Ltd.	1,000	36,251
DTS Corp.	1,800	37,124
Duskin Company, Ltd.	2,100	58,519
DyDo Group Holdings, Inc. (B)	700	36,364
Eagle Industry Company, Ltd.	2,200	21,165
Earth Corp. (B)	500	28,202
EDION Corp. (B)	5,000	50,844
eGuarantee, Inc.	1,300	28,337
E-Guardian, Inc.	900	26,363
Eiken Chemical Company, Ltd.	1,800	35,883
Eizo Corp.	800	28,233
Elan Corp.	2,800	40,723
Elecom Company, Ltd.	800	41,313
Elematec Corp.	1,400	13,757
Enigmo, Inc.	2,400	28,760
en-japan, Inc.	800	24,032
Enplas Corp.	1,100	41,623
EPS Holdings, Inc.	1,800	17,048
eRex Company, Ltd.	1,900	38,310
ESPEC Corp.	1,600	32,069
Exedy Corp.	1,900	23,337
FAN Communications, Inc.	2,000	8,131
FCC Company, Ltd.	2,200	38,089
Feed One Company, Ltd.	3,008	25,373
Ferrotec Holdings Corp.	2,600	44,376
FIDEA Holdings Company, Ltd.	21,400	22,000
Fields Corp.	1,500	6,891
Financial Products Group Company, Ltd.	1,600	7,809
Fixstars Corp.	2,000	18,264
Foster Electric Company, Ltd.	2,100	25,933
France Bed Holdings Company, Ltd.	2,200	19,221
Fudo Tetra Corp.	1,080	18,261
Fuji Company, Ltd.	1,400	26,551
Fuji Corp. (Aichi)	2,900	76,440
Fuji Corp., Ltd.	1,300	8,167
Fuji Oil Company, Ltd. (A)	4,400	7,297
Fuji Pharma Company, Ltd.	1,400	16,881
Fuji Seal International, Inc.	2,100	41,086
Fuji Soft, Inc.	800	40,023
Fujibo Holdings, Inc.	700	26,136
Fujicco Company, Ltd.	1,500	29,126
Fujikura Kasei Company, Ltd.	2,000	10,639
Fujikura, Ltd. (A)	15,600	71,955
Fujimori Kogyo Company, Ltd.	800	37,017
Fujisash Company, Ltd.	4,900	3,805
Fujitec Company, Ltd.	1,400	30,248
Fujiya Company, Ltd. (B)	500	11,393
Fukuda Corp.	200	10,915
Fukushima Galilei Company, Ltd.	500	21,730
Fukuyama Transporting Company, Ltd.	300	12,645
FULLCAST Holdings Company, Ltd.	1,000	15,578
Funai Electric Company, Ltd. (A)	700	2,779
Funai Soken Holdings, Inc.	1,800	44,048
Furukawa Company, Ltd.	1,900	22,591
Furukawa Electric Company, Ltd.	2,500	67,508
Furuno Electric Company, Ltd.	2,400	28,267
Fuso Chemical Company, Ltd.	1,000	36,059
Fuso Pharmaceutical Industries, Ltd.	500	13,588

The accompanying notes are an integral part of the financial statements.	72

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Futaba Corp.	1,600	$13,843
Futaba Industrial Company, Ltd.	3,400	17,387
Future Corp.	1,200	20,512
Fuyo General Lease Company, Ltd.	900	59,621
Gakken Holdings Company, Ltd.	1,600	27,144
GCA Corp.	1,900	13,547
Gecoss Corp.	400	3,724
Genki Sushi Company, Ltd.	500	11,345
Genky DrugStores Company, Ltd.	700	27,504
Geo Holdings Corp.	2,700	31,690
Giken, Ltd.	700	28,966
GLOBERIDE, Inc.	600	24,439
Glory, Ltd.	1,600	32,313
Goldcrest Company, Ltd.	990	15,434
Gree, Inc.	6,100	35,782
GS Yuasa Corp.	3,000	86,334
G-Tekt Corp.	1,200	17,503
Gun-Ei Chemical Industry Company, Ltd.	400	9,136
GungHo Online Entertainment, Inc.	1,300	29,106
Gunze, Ltd.	800	26,075
H.U. Group Holdings, Inc.	2,200	59,286
H2O Retailing Corp.	4,900	33,210
Hagihara Industries, Inc.	800	11,505
Hagiwara Electric Holdings Company, Ltd.	500	11,838
Hakuto Company, Ltd.	1,300	13,547
Halows Company, Ltd.	600	20,085
Hamakyorex Company, Ltd.	1,000	28,440
Hanwa Company, Ltd.	2,400	64,450
Happinet Corp.	1,000	15,208
Hazama Ando Corp.	10,090	70,462
Heiwa Corp.	1,000	13,796
Heiwa Real Estate Company, Ltd.	1,500	54,279
Heiwado Company, Ltd.	2,000	42,977
Hibiya Engineering, Ltd.	1,500	27,587
Hiday Hidaka Corp.	132	2,220
HI-LEX Corp.	600	8,936
Hinokiya Group Company, Ltd.	300	6,299
Hioki EE Corp.	500	20,269
Hirano Tecseed Company, Ltd.	1,100	23,137
Hirogin Holdings, Inc.	7,000	39,416
Hiroshima Gas Company, Ltd.	4,900	17,808
HIS Company, Ltd. (A)(B)	1,400	21,740
Hisaka Works, Ltd.	2,000	16,496
Hitachi Zosen Corp.	11,700	64,716
Hochiki Corp.	600	7,424
Hodogaya Chemical Company, Ltd.	700	34,525
Hogy Medical Company, Ltd.	800	26,034
Hokkaido Electric Power Company, Inc.	11,100	40,466
Hokkaido Gas Company, Ltd.	600	9,002
Hokkan Holdings, Ltd.	1,000	13,589
Hokuetsu Corp.	7,900	31,402
Hokuetsu Industries Company, Ltd.	2,000	20,351
Hokuhoku Financial Group, Inc.	5,900	56,132
Hokuriku Electric Power Company	9,400	61,327
Hokuto Corp.	1,600	32,375
H-One Company, Ltd.	1,000	8,038
Honeys Holdings Company, Ltd.	1,350	13,726
Hoosiers Holdings	5,000	32,259
Hosiden Corp.	3,900	37,584
Hosokawa Micron Corp.	500	30,817
Ichibanya Company, Ltd.	300	14,988
Ichigo, Inc.	9,100	27,414
Ichikoh Industries, Ltd.	2,300	15,388
Ichinen Holdings Company, Ltd.	1,900	23,307
Ichiyoshi Securities Company, Ltd.	2,800	12,669
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Icom, Inc.	500	$13,187
Idec Corp.	1,600	28,282
IDOM, Inc.	3,900	20,731
Iino Kaiun Kaisha, Ltd.	7,300	30,373
IJTT Company, Ltd.	1,200	5,614
Ikegami Tsushinki Company, Ltd.	400	3,355
Imasen Electric Industrial	500	3,623
Imuraya Group Company, Ltd.	300	7,372
Inaba Denki Sangyo Company, Ltd.	2,700	66,178
Inaba Seisakusho Company, Ltd.	200	2,695
Inabata & Company, Ltd.	3,000	41,986
Infocom Corp.	1,000	32,855
Infomart Corp.	3,800	36,291
Information Services International-Dentsu, Ltd.	800	24,236
Intage Holdings, Inc. (B)	3,100	34,022
Internet Initiative Japan, Inc.	1,400	27,585
Inui Global Logistics Company, Ltd.	875	8,065
I-PEX, Inc.	500	9,597
Iriso Electronics Company, Ltd.	1,000	43,284
Iseki & Company, Ltd.	1,200	16,100
Ishihara Sangyo Kaisha, Ltd.	2,100	12,723
Itfor, Inc.	1,000	9,084
Itochu Enex Company, Ltd.	3,800	37,447
Itochu-Shokuhin Company, Ltd.	600	32,024
Itoham Yonekyu Holdings, Inc.	3,800	24,802
Itoki Corp.	2,100	6,809
IwaiCosmo Holdings, Inc.	900	11,440
Iwatani Corp.	1,000	61,609
J Front Retailing Company, Ltd.	5,500	43,621
J Trust Company, Ltd. (B)	4,900	9,601
JAC Recruitment Company, Ltd.	1,200	22,061
Jaccs Company, Ltd.	1,600	28,368
JAFCO Group Company, Ltd.	1,400	69,960
Jalux, Inc.	500	6,514
Jamco Corp.	500	3,011
Janome Sewing Machine Company, Ltd.	1,200	10,344
Japan Asset Marketing Company, Ltd. (A)	14,200	14,728
Japan Aviation Electronics Industry, Ltd.	3,000	46,044
Japan Cash Machine Company, Ltd.	700	3,600
Japan Elevator Service Holdings Company, Ltd.	2,200	56,026
Japan Investment Adviser Company, Ltd. (B)	1,000	12,953
Japan Lifeline Company, Ltd.	2,600	41,032
Japan Material Company, Ltd.	2,200	30,232
Japan Medical Dynamic Marketing, Inc.	900	20,631
Japan Petroleum Exploration Company, Ltd.	2,000	36,396
Japan Property Management Center Company, Ltd.	800	9,184
Japan Pulp & Paper Company, Ltd.	600	21,120
Japan Securities Finance Company, Ltd.	8,000	41,813
Japan Transcity Corp.	3,100	16,623
Jastec Company, Ltd. (B)	400	5,193
JBCC Holdings, Inc.	1,200	16,914
JCU Corp.	1,300	50,150
Jeol, Ltd.	1,700	80,259
Jimoto Holdings, Inc.	980	7,837
JINS Holdings, Inc.	400	26,315
JM Holdings Company, Ltd.	600	13,381
JMS Company, Ltd.	500	4,346
J-Oil Mills, Inc.	600	20,574
Joshin Denki Company, Ltd.	1,100	29,066
Joyful Honda Company, Ltd.	1,000	14,335

The accompanying notes are an integral part of the financial statements.	73

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
JSP Corp.	800	$13,438
Juki Corp.	1,400	7,179
JVCKenwood Corp.	9,070	13,995
K&O Energy Group, Inc.	800	11,557
Kadokawa Corp.	1,036	37,656
Kaga Electronics Company, Ltd.	1,100	25,484
Kameda Seika Company, Ltd.	700	32,868
Kamei Corp.	2,000	22,245
Kanaden Corp.	1,100	13,796
Kanagawa Chuo Kotsu Company, Ltd.	700	26,945
Kanamoto Company, Ltd.	1,900	40,852
Kandenko Company, Ltd.	2,700	22,870
Kaneka Corp.	2,100	73,571
Kanematsu Corp.	3,500	43,709
Kanematsu Electronics, Ltd.	700	28,169
Kansai Mirai Financial Group, Inc.	6,700	32,470
Kanto Denka Kogyo Company, Ltd.	2,000	15,366
Kasai Kogyo Company, Ltd.	1,000	3,666
Katakura Industries Company, Ltd. (B)	1,700	21,940
Kato Sangyo Company, Ltd.	1,100	37,289
Kato Works Company, Ltd.	400	3,746
KAWADA TECHNOLOGIES, Inc.	200	8,302
Kawasaki Kisen Kaisha, Ltd. (A)(B)	1,100	22,584
Keihanshin Building Company, Ltd. (B)	2,000	36,111
Keiyo Company, Ltd.	3,400	24,145
Kenedix, Inc.	10,800	78,638
Kenko Mayonnaise Company, Ltd.	900	16,112
KFC Holdings Japan, Ltd.	600	17,134
KH Neochem Company, Ltd.	900	23,871
Kimoto Company, Ltd.	3,000	5,094
Kintetsu Department Store Company, Ltd.	400	12,197
Kintetsu World Express, Inc.	1,600	38,000
Kissei Pharmaceutical Company, Ltd.	1,100	23,885
Kitanotatsujin Corp.	3,300	14,834
Kito Corp.	1,800	26,963
Kitz Corp.	4,600	27,991
KLab, Inc. (A)	2,100	18,276
Koa Corp.	1,700	24,351
Koatsu Gas Kogyo Company, Ltd.	3,000	23,131
Kobe Electric Railway Company, Ltd. (A)	300	10,460
Kobe Steel, Ltd. (A)	18,100	96,907
Kohnan Shoji Company, Ltd.	1,200	37,386
Kojima Company, Ltd.	3,000	20,706
Kokuyo Company, Ltd.	2,100	28,450
Komatsu Matere Company, Ltd.	2,000	19,954
KOMEDA Holdings Company, Ltd.	2,600	47,035
Komeri Company, Ltd.	1,500	42,409
Komori Corp.	3,700	25,953
Kondotec, Inc.	1,300	14,262
Konica Minolta, Inc.	18,700	71,606
Konishi Company, Ltd.	2,200	35,710
Konoike Transport Company, Ltd.	2,600	25,789
Koshidaka Holdings Company, Ltd.	2,000	8,617
Kotobuki Spirits Company, Ltd.	500	26,027
Krosaki Harima Corp.	400	15,311
Kumagai Gumi Company, Ltd.	1,800	45,388
Kurabo Industries, Ltd.	1,600	28,173
Kureha Corp.	1,100	77,677
Kurimoto, Ltd.	1,000	15,582
KYB Corp. (A)	1,600	36,661
Kyodo Printing Company, Ltd.	500	14,027
Kyoei Steel, Ltd.	1,800	24,993
Kyokuto Kaihatsu Kogyo Company, Ltd.	2,300	31,295
Kyokuto Securities Company, Ltd.	2,300	15,393
Kyokuyo Company, Ltd.	700	20,025
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
KYORIN Holdings, Inc.	1,900	$35,763
Kyosan Electric Manufacturing Company, Ltd.	2,000	8,187
Kyushu Financial Group, Inc.	13,800	56,675
LAC Company, Ltd. (B)	1,400	14,125
Lacto Japan Company, Ltd. (B)	800	22,128
LEC, Inc.	1,600	20,140
LIFULL Company, Ltd.	3,800	13,605
Link And Motivation, Inc.	2,300	13,071
Lintec Corp.	1,900	42,009
M&A Capital Partners Company, Ltd. (A)	600	34,404
Macnica Fuji Electronics Holdings, Inc.	3,250	63,923
Macromill, Inc.	2,300	14,964
Maeda Corp.	3,700	32,929
Maeda Kosen Company, Ltd.	1,100	28,927
Maeda Road Construction Company, Ltd.	600	10,065
Maezawa Kasei Industries Company, Ltd.	1,100	10,428
Maezawa Kyuso Industries Company, Ltd.	900	20,181
Makino Milling Machine Company, Ltd.	1,200	43,436
Mandom Corp.	700	11,531
MarkLines Company, Ltd.	400	10,194
Mars Group Holdings Corp.	700	10,546
Marubun Corp.	200	994
Marudai Food Company, Ltd.	1,600	26,247
Maruha Nichiro Corp.	1,500	32,298
Marusan Securities Company, Ltd.	4,700	21,090
Maruwa Company, Ltd.	300	33,739
Maruzen Company, Ltd.	800	14,266
Maruzen Showa Unyu Company, Ltd.	800	27,007
Marvelous, Inc.	1,400	12,016
Matsuda Sangyo Company, Ltd.	1,400	24,279
Max Company, Ltd.	2,000	27,920
Maxell Holdings, Ltd. (A)	2,200	27,452
Maxvalu Tokai Company, Ltd.	1,100	27,750
MCJ Company, Ltd.	3,200	34,393
MEC Company, Ltd.	1,500	33,063
Medical Data Vision Company, Ltd. (B)	1,700	46,788
Megachips Corp.	1,100	30,036
Megmilk Snow Brand Company, Ltd.	1,800	38,505
Meidensha Corp.	1,800	40,588
Meiko Electronics Company, Ltd.	1,200	22,462
Meiko Network Japan Company, Ltd.	1,100	5,892
Meisei Industrial Company, Ltd.	3,000	22,794
Meitec Corp.	1,300	67,605
Meito Sangyo Company, Ltd.	900	12,976
Menicon Company, Ltd.	600	36,391
METAWATER Company, Ltd.	1,600	36,029
Mie Kotsu Group Holdings, Inc.	3,700	17,771
Milbon Company, Ltd.	812	51,738
Mimasu Semiconductor Industry Company, Ltd.	1,400	35,066
Ministop Company, Ltd. (B)	1,100	15,012
Mirait Holdings Corp.	4,240	72,762
Miroku Jyoho Service Company, Ltd.	700	14,214
Mitani Corp.	500	32,250
Mitani Sekisan Company, Ltd.	600	25,513
Mito Securities Company, Ltd.	6,300	13,913
Mitsuba Corp. (A)	2,300	10,152
Mitsubishi Logisnext Company, Ltd.	1,000	11,497
Mitsubishi Paper Mills, Ltd.	2,600	7,866
Mitsubishi Pencil Company, Ltd.	600	8,008
Mitsubishi Research Institute, Inc.	500	20,724
Mitsubishi Shokuhin Company, Ltd.	200	5,544
Mitsubishi Steel Manufacturing Company, Ltd. (A)	1,000	5,880

The accompanying notes are an integral part of the financial statements.	74

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Mitsuboshi Belting, Ltd.	1,000	$16,484
Mitsui E&S Holdings Company, Ltd. (A)	4,600	15,652
Mitsui High-Tec, Inc.	900	33,855
Mitsui Matsushima Holdings Company, Ltd.	1,000	6,938
Mitsui Mining & Smelting Company, Ltd.	2,500	91,886
Mitsui Sugar Company, Ltd.	1,000	17,617
Mitsui-Soko Holdings Company, Ltd. (B)	2,200	49,142
Mitsuuroko Group Holdings Company, Ltd.	3,200	41,400
Mixi, Inc.	1,800	44,683
Mizuho Leasing Company, Ltd.	1,400	42,212
Mizuno Corp.	1,400	27,304
Modec, Inc.	1,700	30,913
Monex Group, Inc.	10,400	38,974
Morinaga & Company, Ltd.	100	3,762
Morinaga Milk Industry Company, Ltd.	900	44,346
Morita Holdings Corp. (B)	2,200	37,427
MrMax Holdings, Ltd.	1,700	12,744
Musashi Seimitsu Industry Company, Ltd.	2,600	41,356
N Field Company, Ltd.	1,300	10,525
Nachi-Fujikoshi Corp.	600	24,938
Nagase & Company, Ltd.	3,600	52,619
Nagatanien Holdings Company, Ltd.	1,000	21,970
Nagawa Company, Ltd.	300	27,932
Nakamuraya Company, Ltd.	300	11,635
Nakanishi, Inc.	1,300	28,539
Nakayama Steel Works, Ltd.	1,100	4,087
Namura Shipbuilding Company, Ltd.	3,252	5,147
NEC Capital Solutions, Ltd.	800	14,675
Neturen Company, Ltd.	2,300	10,530
Nextage Company, Ltd.	2,300	29,523
NHK Spring Company, Ltd.	7,200	49,376
Nice Corp. (A)	600	9,256
Nichias Corp.	2,400	57,159
Nichiban Company, Ltd.	700	11,204
Nichicon Corp.	3,400	43,079
Nichiden Corp.	600	13,018
Nichiha Corp.	1,200	37,839
Nichi-iko Pharmaceutical Company, Ltd.	3,100	29,326
Nichireki Company, Ltd.	2,000	31,833
Nichirin Company, Ltd. (B)	1,040	16,867
Nihon Chouzai Company, Ltd.	800	11,596
Nihon Flush Company, Ltd.	1,000	12,691
Nihon House Holdings Company, Ltd.	1,000	3,201
Nihon Kagaku Sangyo Company, Ltd. (B)	1,000	10,679
Nihon Nohyaku Company, Ltd.	4,000	19,560
Nihon Parkerizing Company, Ltd. (B)	3,900	40,453
Nihon Tokushu Toryo Company, Ltd.	1,000	11,706
Nikkiso Company, Ltd.	2,100	20,461
Nikkon Holdings Company, Ltd.	2,900	58,146
Nippon Air Conditioning Services Company, Ltd.	1,600	11,696
Nippon Beet Sugar Manufacturing Company, Ltd.	900	14,016
Nippon Carbon Company, Ltd.	500	19,145
Nippon Chemical Industrial Company, Ltd.	700	19,107
Nippon Chemi-Con Corp. (A)	1,100	19,557
Nippon Coke & Engineering Company, Ltd.	18,000	15,540
Nippon Concrete Industries Company, Ltd.	2,600	7,898
Nippon Denko Company, Ltd.	6,530	18,943
Nippon Densetsu Kogyo Company, Ltd.	2,100	43,438
Nippon Electric Glass Company, Ltd.	3,400	74,481
Nippon Fine Chemical Company, Ltd.	800	11,053
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nippon Flour Mills Company, Ltd.	2,700	$42,165
Nippon Gas Company, Ltd.	1,800	96,580
Nippon Hume Corp.	2,000	15,581
Nippon Kayaku Company, Ltd.	2,300	21,350
Nippon Kodoshi Corp.	800	19,887
Nippon Koei Company, Ltd.	1,000	27,516
Nippon Light Metal Holdings Company, Ltd.	2,820	52,345
Nippon Paper Industries Company, Ltd.	3,600	41,690
Nippon Parking Development Company, Ltd.	8,400	12,545
Nippon Pillar Packing Company, Ltd.	1,500	23,418
Nippon Seiki Company, Ltd.	3,000	33,993
Nippon Sharyo, Ltd. (A)	600	14,054
Nippon Signal Company, Ltd.	3,000	27,388
Nippon Soda Company, Ltd.	1,600	47,591
Nippon Steel Trading Corp.	972	35,224
Nippon Suisan Kaisha, Ltd.	10,700	44,229
Nippon Thompson Company, Ltd.	4,700	17,602
Nippon Yakin Kogyo Company, Ltd.	1,000	16,753
Nipro Corp.	4,100	48,281
Nishikawa Rubber Company, Ltd.	800	11,969
Nishimatsu Construction Company, Ltd.	3,200	65,624
Nishimatsuya Chain Company, Ltd.	2,900	41,654
Nishi-Nippon Financial Holdings, Inc.	7,000	44,837
Nishi-Nippon Railroad Company, Ltd.	600	17,712
Nishio Rent All Company, Ltd.	800	16,760
Nissan Shatai Company, Ltd.	3,400	28,247
Nissei ASB Machine Company, Ltd.	500	28,584
Nissei Plastic Industrial Company, Ltd.	1,600	13,744
Nissha Company, Ltd.	2,300	33,436
Nisshinbo Holdings, Inc.	6,168	45,074
Nissin Corp.	1,400	16,515
Nissin Electric Company, Ltd.	3,400	40,274
Nissin Sugar Company, Ltd.	1,100	19,680
Nitta Corp.	1,300	28,121
Nittan Valve Company, Ltd.	1,200	2,396
Nittetsu Mining Company, Ltd.	300	17,842
Nitto Kogyo Corp.	1,600	31,733
Nitto Kohki Company, Ltd.	1,000	16,960
Nitto Seiko Company, Ltd.	1,700	7,386
Noevir Holdings Company, Ltd.	500	22,161
Nohmi Bosai, Ltd. (B)	1,300	28,382
Nojima Corp.	1,600	43,889
NOK Corp.	1,500	16,132
Nomura Company, Ltd.	3,000	24,818
Noritake Company, Ltd.	700	20,330
Noritsu Koki Company, Ltd.	1,000	23,608
Noritz Corp.	2,100	32,818
North Pacific Bank, Ltd.	20,300	42,948
NS Tool Company, Ltd.	400	10,185
NS United Kaiun Kaisha, Ltd.	800	10,824
NSD Company, Ltd.	3,000	64,719
NTN Corp. (A)	18,400	47,399
Obara Group, Inc.	600	22,896
Ohsho Food Service Corp.	700	39,306
Oiles Corp.	1,380	21,708
Oisix ra daichi, Inc. (A)	1,200	36,339
Okabe Company, Ltd.	2,600	19,516
Okamoto Industries, Inc.	600	23,017
Okamura Corp.	3,700	33,134
Okasan Securities Group, Inc.	7,000	25,463
Oki Electric Industry Company, Ltd.	4,700	41,565
Okinawa Cellular Telephone Company	400	17,255
OKUMA Corp.	700	39,262

The accompanying notes are an integral part of the financial statements.	75

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Okumura Corp.	1,600	$39,597
Okura Industrial Company, Ltd. (B)	800	14,821
Okuwa Company, Ltd.	1,000	12,602
Onoken Company, Ltd.	1,500	18,214
Onward Holdings Company, Ltd.	7,100	14,257
Optex Group Company, Ltd.	1,400	25,634
Organo Corp.	600	35,709
Orient Corp.	17,800	20,027
Origin Company, Ltd.	600	7,720
Osaka Organic Chemical Industry, Ltd.	1,400	43,471
Osaka Soda Company, Ltd.	800	21,130
Osaka Steel Company, Ltd.	700	8,336
OSAKA Titanium Technologies Company, Ltd.	800	6,652
Osaki Electric Company, Ltd.	3,000	16,851
OSG Corp. (B)	2,400	45,949
OSJB Holdings Corp.	7,600	20,567
Outsourcing, Inc.	4,500	60,496
Oyo Corp.	1,300	15,447
Pacific Industrial Company, Ltd.	3,000	31,263
Pacific Metals Company, Ltd. (B)	1,100	23,831
PAL GROUP Holdings Company, Ltd.	1,400	16,624
Paramount Bed Holdings Company, Ltd.	800	36,530
Paris Miki Holdings, Inc.	1,100	3,066
PC Depot Corp.	1,700	9,251
Penta-Ocean Construction Company, Ltd.	12,300	105,887
Pilot Corp. (B)	700	19,670
Piolax, Inc.	2,100	32,240
Poletowin Pitcrew Holdings, Inc.	2,000	22,651
Press Kogyo Company, Ltd.	7,000	20,755
Pressance Corp. (B)	1,800	31,018
Prestige International, Inc.	5,000	44,242
Prima Meat Packers, Ltd.	1,500	47,552
Pronexus, Inc.	600	6,105
Prospect Company, Ltd.	33,000	9,581
Proto Corp.	400	4,041
PS Mitsubishi Construction Company, Ltd.	2,600	15,388
Punch Industry Company, Ltd.	1,300	5,307
Qol Holdings Company, Ltd.	1,400	15,301
Raito Kogyo Company, Ltd.	2,400	42,228
Raiznext Corp.	3,300	39,233
Raysum Company, Ltd.	1,600	14,667
Relia, Inc.	2,100	26,068
Renaissance, Inc.	500	4,333
Resorttrust, Inc.	3,700	52,943
Restar Holdings Corp.	1,600	34,488
Retail Partners Company, Ltd.	300	4,242
Rheon Automatic Machinery Company, Ltd.	1,500	18,352
Ricoh Leasing Company, Ltd.	800	23,844
Riken Corp.	600	12,365
Riken Keiki Company, Ltd.	400	11,901
Riken Technos Corp.	3,000	13,126
Riken Vitamin Company, Ltd.	1,400	18,476
Riso Kagaku Corp.	500	6,761
Riso Kyoiku Company, Ltd.	9,300	27,585
Rock Field Company, Ltd.	1,000	15,208
Rokko Butter Company, Ltd.	600	10,531
Roland DG Corp. (B)	900	16,414
Rorze Corp.	400	25,929
Round One Corp.	4,100	36,895
RS Technologies Company, Ltd.	400	22,074
Ryobi, Ltd. (A)	1,400	16,992
Ryoden Corp.	1,500	22,547
Ryosan Company, Ltd.	1,500	27,159
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
S Foods, Inc.	500	$16,323
S&B Foods, Inc.	600	26,564
Sac's Bar Holdings, Inc.	600	3,150
Saibu Gas Company, Ltd.	1,900	57,263
Saizeriya Company, Ltd.	1,100	20,356
Sakai Chemical Industry Company, Ltd.	1,400	26,743
Sakai Moving Service Company, Ltd.	500	25,297
Sakata INX Corp.	3,100	34,837
Sala Corp.	3,000	16,617
SAMTY Company, Ltd.	1,600	27,889
San ju San Financial Group, Inc.	1,700	20,773
San-A Company, Ltd.	600	25,376
San-Ai Oil Company, Ltd. (B)	3,500	37,979
Sanden Holdings Corp. (A)	1,400	4,740
Sangetsu Corp.	2,100	31,605
Sanken Electric Company, Ltd.	1,400	60,843
Sanki Engineering Company, Ltd.	2,000	23,535
Sankyo Company, Ltd.	1,400	37,881
Sankyo Seiko Company, Ltd.	3,200	14,889
Sankyo Tateyama, Inc.	2,500	19,711
Sanyo Chemical Industries, Ltd.	600	32,080
Sanyo Denki Company, Ltd.	400	21,549
Sanyo Electric Railway Company, Ltd.	1,600	30,703
Sanyo Shokai, Ltd.	700	4,021
Sanyo Special Steel Company, Ltd. (A)	1,400	17,418
Sapporo Holdings, Ltd. (B)	2,700	52,174
Sato Holdings Corp.	1,700	36,742
Sawada Holdings Company, Ltd.	1,000	9,103
Sawai Pharmaceutical Company, Ltd.	900	40,845
Seika Corp.	500	6,660
Seikagaku Corp.	1,700	16,767
Seikitokyu Kogyo Company, Ltd.	1,600	13,003
Seiko Holdings Corp.	1,400	17,928
Seiren Company, Ltd.	2,700	40,885
Sekisui Jushi Corp.	1,600	33,834
Sekisui Kasei Company, Ltd.	2,500	12,855
Senko Group Holdings Company, Ltd.	4,700	45,839
Senshu Electric Company, Ltd.	500	15,393
Senshu Ikeda Holdings, Inc.	17,200	24,688
Senshukai Company, Ltd. (A)(B)	3,300	10,409
Shibaura Electronics Company, Ltd.	500	15,128
Shibaura Machine Company, Ltd.	1,600	36,586
Shibuya Corp.	800	27,466
Shikibo, Ltd.	1,100	10,932
Shikoku Chemicals Corp.	3,000	34,921
Shikoku Electric Power Company, Inc.	5,600	36,559
Shima Seiki Manufacturing, Ltd.	1,200	20,359
Shimachu Company, Ltd.	2,300	122,093
Shinagawa Refractories Company, Ltd.	600	14,583
Shindengen Electric Manufacturing Company, Ltd.	500	12,445
Shin-Etsu Polymer Company, Ltd.	3,000	27,466
Shinko Shoji Company, Ltd. (B)	1,900	13,811
Shinmaywa Industries, Ltd.	2,400	20,579
Shinnihon Corp.	2,500	20,105
Shinoken Group Company, Ltd.	2,000	21,607
Shinwa Company, Ltd. (Nagoya)	700	14,549
Shizuoka Gas Company, Ltd.	4,500	45,123
Shoei Company, Ltd.	1,200	48,248
Shoei Foods Corp.	700	24,368
Showa Sangyo Company, Ltd.	1,000	29,501
SIGMAXYZ, Inc.	900	16,011
Siix Corp.	1,600	23,967
Sinanen Holdings Company, Ltd.	800	22,979
Sinfonia Technology Company, Ltd.	1,600	21,747

The accompanying notes are an integral part of the financial statements.	76

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Sinko Industries, Ltd.	1,500	$25,821
Sintokogio, Ltd.	3,400	25,384
SKY Perfect JSAT Holdings, Inc.	7,800	38,430
SMK Corp.	300	8,787
Sodick Company, Ltd.	2,400	20,512
Software Service, Inc.	200	21,090
Soken Chemical & Engineering Company, Ltd.	800	15,175
Solasto Corp.	1,500	23,250
Space Value Holdings Company, Ltd.	2,000	13,526
Sparx Group Company, Ltd.	7,400	18,295
SRA Holdings	600	15,262
St. Marc Holdings Company, Ltd.	800	10,862
Star Mica Holdings Company, Ltd.	1,100	14,400
Star Micronics Company, Ltd.	2,300	36,938
Starts Corp., Inc.	1,900	52,855
Starzen Company, Ltd.	300	12,309
Stella Chemifa Corp.	800	25,754
Strike Company, Ltd.	700	34,815
Studio Alice Company, Ltd.	900	16,847
Sugimoto & Company, Ltd.	700	16,841
Sumida Corp. (A)	1,600	16,712
Suminoe Textile Company, Ltd.	500	10,423
Sumitomo Bakelite Company, Ltd.	1,200	41,384
Sumitomo Densetsu Company, Ltd.	1,300	33,107
Sumitomo Mitsui Construction Company, Ltd.	6,000	24,930
Sumitomo Osaka Cement Company, Ltd.	1,500	43,892
Sumitomo Riko Company, Ltd.	2,400	14,143
Sumitomo Seika Chemicals Company, Ltd.	500	19,913
Sun Frontier Fudousan Company, Ltd.	2,200	19,058
SWCC Showa Holdings Company, Ltd.	2,400	40,859
Systena Corp.	1,700	35,695
Syuppin Company, Ltd.	1,200	10,511
T Hasegawa Company, Ltd.	1,600	33,677
T RAD Company, Ltd.	500	6,493
T&K Toka Company, Ltd.	1,600	13,593
Tachibana Eletech Company, Ltd.	1,360	22,113
Tachi-S Company, Ltd.	2,400	27,336
Tadano, Ltd.	6,000	51,437
Taihei Dengyo Kaisha, Ltd.	1,500	34,181
Taiho Kogyo Company, Ltd.	1,200	8,349
Taikisha, Ltd.	900	23,639
Taiko Pharmaceutical Company, Ltd. (B)	1,200	18,759
Taisei Lamick Company, Ltd.	500	14,863
Taiyo Holdings Company, Ltd.	1,000	59,269
Takamatsu Construction Group Company, Ltd.	1,000	19,832
Takaoka Toko Company, Ltd.	700	11,202
Takara Leben Company, Ltd.	6,300	18,778
Takara Standard Company, Ltd.	2,200	32,367
Takasago International Corp.	1,200	27,622
Takasago Thermal Engineering Company, Ltd.	1,700	25,806
Takashimaya Company, Ltd.	5,600	48,194
Take And Give Needs Company, Ltd.	200	1,077
Takeei Corp.	700	8,631
Takeuchi Manufacturing Company, Ltd.	1,600	37,784
Takihyo Company, Ltd.	600	10,991
Takuma Company, Ltd.	2,300	41,109
Tamron Company, Ltd.	1,500	26,577
Tamura Corp.	6,000	33,326
Tanseisha Company, Ltd.	1,100	8,750
Tatsuta Electric Wire & Cable Company, Ltd.	4,200	30,611
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Tayca Corp.	1,500	$21,994
TechMatrix Corp.	1,400	29,121
Teikoku Electric Manufacturing Company, Ltd.	1,700	19,888
Teikoku Sen-I Company, Ltd. (B)	500	11,590
Tekken Corp.	800	14,201
Tenma Corp.	1,000	19,809
T-Gaia Corp. (B)	900	16,897
The 77 Bank, Ltd.	2,800	38,210
The Aichi Bank, Ltd.	600	17,088
The Akita Bank, Ltd.	1,100	14,626
The Aomori Bank, Ltd.	1,700	39,638
The Awa Bank, Ltd.	2,200	49,920
The Bank of Iwate, Ltd.	1,100	21,385
The Bank of Nagoya, Ltd.	1,100	27,240
The Bank of Okinawa, Ltd.	1,640	43,572
The Bank of Saga, Ltd.	1,000	12,761
The Chiba Kogyo Bank, Ltd.	3,200	7,700
The Chugoku Bank, Ltd.	5,700	45,743
The Chukyo Bank, Ltd.	900	17,023
The Ehime Bank, Ltd.	2,100	20,243
The First Bank of Toyama, Ltd.	2,800	7,660
The Fukui Bank, Ltd.	1,800	33,115
The Fukushima Bank, Ltd. (B)	2,100	3,975
The Gunma Bank, Ltd.	14,200	43,855
The Hachijuni Bank, Ltd.	14,100	46,972
The Hokkoku Bank, Ltd.	1,500	38,097
The Hyakugo Bank, Ltd.	12,500	36,151
The Hyakujushi Bank, Ltd.	1,700	24,497
The Iyo Bank, Ltd.	9,200	57,797
The Japan Steel Works, Ltd.	2,600	77,665
The Japan Wool Textile Company, Ltd.	4,000	38,718
The Juroku Bank, Ltd.	1,700	30,960
The Keiyo Bank, Ltd.	4,400	17,807
The Kinki Sharyo Company, Ltd. (A)	300	3,814
The Kita-Nippon Bank, Ltd.	700	13,847
The Kiyo Bank, Ltd.	3,800	54,419
The Michinoku Bank, Ltd.	1,400	13,610
The Miyazaki Bank, Ltd.	1,000	21,376
The Monogatari Corp. (B)	200	24,371
The Musashino Bank, Ltd.	1,700	24,675
The Nagano Bank, Ltd.	800	10,532
The Nanto Bank, Ltd.	2,000	33,815
The Nippon Road Company, Ltd.	500	37,336
The Nisshin Oillio Group, Ltd.	1,200	35,313
The Ogaki Kyoritsu Bank, Ltd.	1,600	32,536
The Oita Bank, Ltd.	900	17,770
The Okinawa Electric Power Company, Inc.	1,990	26,761
The Pack Corp.	800	21,930
The San-In Godo Bank, Ltd.	8,000	38,217
The Shibusawa Warehouse Company, Ltd.	1,000	22,369
The Shiga Bank, Ltd.	2,200	45,052
The Shikoku Bank, Ltd.	2,800	18,467
The Shimizu Bank, Ltd.	500	8,308
The Sumitomo Warehouse Company, Ltd.	3,324	42,585
The Tochigi Bank, Ltd.	8,000	13,360
The Toho Bank, Ltd.	12,000	24,224
The Tohoku Bank, Ltd.	400	4,287
The Tottori Bank, Ltd.	400	4,345
The Towa Bank, Ltd.	2,900	17,753
The Yamagata Bank, Ltd.	2,000	19,934
The Yamanashi Chuo Bank, Ltd.	2,000	14,941
Tigers Polymer Corp.	1,000	3,820
TKC Corp.	600	45,046

The accompanying notes are an integral part of the financial statements.	77

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Toa Corp. (Hyogo)	1,400	$11,554
Toa Corp. (Tokyo)	1,200	23,211
Toagosei Company, Ltd.	6,900	81,110
Tobishima Corp.	720	7,549
TOC Company, Ltd. (B)	3,400	22,965
Tocalo Company, Ltd.	3,200	43,966
Toda Kogyo Corp. (A)	300	6,686
Toei Company, Ltd.	200	32,739
Toenec Corp.	600	23,497
Toho Company, Ltd.	600	10,952
Toho Holdings Company, Ltd.	2,400	42,191
Toho Titanium Company, Ltd.	3,000	25,822
Toho Zinc Company, Ltd. (A)	800	18,112
Tokai Corp.	1,200	23,679
TOKAI Holdings Corp.	4,000	39,799
Tokai Rika Company, Ltd.	3,300	55,852
Tokai Tokyo Financial Holdings, Inc.	11,500	34,030
Token Corp.	410	32,519
Tokushu Tokai Paper Company, Ltd.	600	29,027
Tokuyama Corp.	2,600	58,534
Tokyo Base Company, Ltd. (A)	900	4,638
Tokyo Dome Corp.	5,500	69,256
Tokyo Energy & Systems, Inc.	2,000	17,585
Tokyo Keiki, Inc.	1,000	9,100
Tokyo Kiraboshi Financial Group, Inc.	1,936	20,777
Tokyo Rakutenchi Company, Ltd.	200	8,387
Tokyo Rope Manufacturing Company, Ltd. (A)	700	5,153
Tokyo Seimitsu Company, Ltd.	1,800	84,691
Tokyo Steel Manufacturing Company, Ltd.	5,100	33,037
Tokyo Tekko Company, Ltd.	800	15,863
Tokyo Theatres Company, Inc.	900	10,953
Tokyotokeiba Company, Ltd.	600	27,234
Tokyu Construction Company, Ltd.	3,900	18,735
Tomato Bank, Ltd.	1,100	11,304
Tomen Devices Corp.	200	6,381
Tomoe Corp.	2,200	8,561
Tomoku Company, Ltd.	500	8,283
TOMONY Holdings, Inc.	10,600	32,102
Tomy Company, Ltd.	4,500	39,720
Tonami Holdings Company, Ltd.	500	28,935
Topcon Corp.	4,700	58,493
Toppan Forms Company, Ltd. (B)	3,400	34,882
Topre Corp.	2,300	35,293
Topy Industries, Ltd. (A)	1,300	14,853
Toridoll Holdings Corp.	2,800	37,578
Torii Pharmaceutical Company, Ltd.	1,100	34,359
Torikizoku Company, Ltd. (B)	500	7,049
Torishima Pump Manufacturing Company, Ltd.	900	7,543
Tosei Corp.	2,500	28,692
Toshiba TEC Corp.	500	18,062
Tosho Company, Ltd.	800	12,146
Totetsu Kogyo Company, Ltd.	1,000	26,464
Towa Corp.	1,300	26,531
Towa Pharmaceutical Company, Ltd.	1,500	27,840
Toyo Construction Company, Ltd.	3,100	13,202
Toyo Denki Seizo KK	600	6,786
Toyo Engineering Corp. (A)	2,200	8,671
Toyo Ink SC Holdings Company, Ltd.	2,200	42,134
Toyo Kanetsu KK	400	8,158
Toyo Securities Company, Ltd.	6,000	7,736
Toyo Tanso Company, Ltd.	1,000	19,586
Toyo Tire Corp.	2,300	35,001
Toyo Wharf & Warehouse Company, Ltd.	600	7,758
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Toyobo Company, Ltd.	4,093	$54,787
TPR Company, Ltd.	1,400	19,231
Trancom Company, Ltd.	400	34,622
Tri Chemical Laboratories, Inc.	300	48,522
Trusco Nakayama Corp. (B)	1,600	44,974
TS Tech Company, Ltd.	800	24,708
TSI Holdings Company, Ltd.	5,270	10,527
Tsubaki Nakashima Company, Ltd.	2,300	25,072
Tsubakimoto Chain Company	1,600	42,073
Tsugami Corp.	3,000	45,442
Tsukishima Kikai Company, Ltd.	2,000	27,022
Tsukuba Bank, Ltd.	5,700	10,232
Tsukui Holdings Corp.	4,800	25,516
Tsurumi Manufacturing Company, Ltd.	1,000	17,111
TV Asahi Holdings Corp.	700	11,492
Tv Tokyo Holdings Corp.	1,100	24,558
UACJ Corp.	1,903	34,936
Ube Industries, Ltd.	4,400	79,964
Uchida Yoko Company, Ltd.	400	16,447
Ulvac, Inc.	1,900	81,457
Uniden Holdings Corp. (A)	400	8,761
Union Tool Company	700	21,017
Unipres Corp.	2,600	24,490
United Arrows, Ltd.	1,200	17,800
United Super Markets Holdings, Inc.	2,400	26,265
UNITED, Inc.	1,300	17,249
Unitika, Ltd. (A)	5,900	22,573
Universal Entertainment Corp. (A)	800	18,482
Ushio, Inc.	5,200	67,736
UT Group Company, Ltd. (A)	1,500	46,696
V Technology Company, Ltd.	400	22,836
Valor Holdings Company, Ltd.	1,700	43,588
Valqua, Ltd.	1,000	19,923
ValueCommerce Company, Ltd.	900	27,913
Vector, Inc. (A)(B)	3,100	30,037
Vision, Inc. (A)	1,500	15,109
Vital KSK Holdings, Inc.	3,500	27,559
VT Holdings Company, Ltd.	6,600	27,301
Wacoal Holdings Corp.	1,900	38,265
Wacom Company, Ltd.	4,600	38,588
Wakachiku Construction Company, Ltd.	900	10,241
Wakita & Company, Ltd.	4,000	40,922
Warabeya Nichiyo Holdings Company, Ltd.	900	12,368
Watahan & Company, Ltd.	600	7,892
WDB Holdings Company, Ltd.	700	17,943
Weathernews, Inc.	500	26,972
West Holdings Corp.	1,090	50,197
WIN-Partners Company, Ltd.	1,000	11,976
World Holdings Company, Ltd. (B)	600	11,427
Xebio Holdings Company, Ltd.	2,800	22,386
Yahagi Construction Company, Ltd.	2,000	17,181
Yaizu Suisankagaku Industry Company, Ltd.	1,100	10,647
YAKUODO Holdings Company, Ltd.	700	16,779
YAMABIKO Corp.	2,400	30,180
YAMADA Consulting Group Company, Ltd.	1,100	10,520
Yamaguchi Financial Group, Inc.	7,000	39,516
Yamaichi Electronics Company, Ltd.	1,700	25,586
YA-MAN, Ltd.	1,700	30,842
Yamato Kogyo Company, Ltd.	2,100	56,165
Yamazen Corp.	3,900	39,081
Yasuda Logistics Corp.	1,400	13,126
Yellow Hat, Ltd.	2,000	32,569

The accompanying notes are an integral part of the financial statements.	78

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Yodogawa Steel Works, Ltd.	1,200	$24,532
Yokogawa Bridge Holdings Corp.	2,100	44,440
Yokohama Reito Company, Ltd.	2,900	24,246
Yokowo Company, Ltd.	1,200	36,121
Yomeishu Seizo Company, Ltd.	500	9,166
Yondenko Corp.	600	16,146
Yondoshi Holdings, Inc.	1,300	25,158
Yorozu Corp.	1,800	18,079
Yuasa Trading Company, Ltd.	1,100	35,378
Yumeshin Holdings Company, Ltd. (B)	2,200	14,883
Yurtec Corp.	2,000	16,169
Yushiro Chemical Industry Company, Ltd.	1,100	11,815
Zenrin Company, Ltd.	1,950	23,888
ZIGExN Company, Ltd.	3,400	13,070
		25,236,578
Jersey, Channel Islands - 0.1%
Atrium European Real Estate, Ltd. (A)	9,889	30,356
Centamin PLC	71,818	121,568
Sanne Group PLC	1,649	13,893
		165,817
Liechtenstein - 0.1%
Liechtensteinische Landesbank AG	726	42,939
VP Bank AG	188	23,814
		66,753
Luxembourg - 0.4%
APERAM SA	2,031	84,521
Befesa SA (D)	760	47,936
Corestate Capital Holding SA (A)	623	11,146
Grand City Properties SA	5,163	133,398
IVS Group SA (A)	880	5,889
L'Occitane International SA	17,000	42,450
SES SA	6,252	58,676
Shurgard Self Storage SA	573	24,819
Stabilus SA	1,018	71,965
		480,800
Malaysia - 0.1%
Lynas Rare Earths, Ltd. (A)(B)	41,228	127,030
Malta - 0.1%
Kindred Group PLC (A)	8,254	80,760
Monaco - 0.1%
Endeavour Mining Corp. (A)	5,953	138,525
Netherlands - 3.0%
Aalberts NV	5,101	226,967
Accell Group NV (A)	1,374	43,387
Aegon NV	21,151	84,368
Aegon NV, NYRS	14,547	57,461
Altice Europe NV (A)(B)	22,298	144,417
AMG Advanced Metallurgical Group NV	1,350	40,310
Amsterdam Commodities NV	1,174	29,932
Arcadis NV (A)	4,428	146,266
ASM International NV	789	172,175
ASR Nederland NV	6,590	263,671
Basic-Fit NV (A)(D)	1,607	58,832
BE Semiconductor Industries NV	3,676	220,747
Beter Bed Holding NV (A)(B)	1,056	5,536
Boskalis Westminster (A)	3,991	110,139
Brack Capital Properties NV (A)	230	21,371
Brunel International NV (A)	1,126	9,984
Corbion NV	2,691	150,673
Euronext NV (D)	1,976	217,655
Flow Traders (D)	1,631	53,996
ForFarmers NV	2,398	15,610
Fugro NV (A)(B)	4,034	37,128
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
GrandVision NV (D)	2,427	$75,722
Heijmans NV (A)	2,023	23,042
Hunter Douglas NV (A)	312	24,430
IMCD NV	2,703	344,036
Innoconcepts NV (A)(C)	10,527	0
Intertrust NV (A)(D)	3,549	60,196
Kendrion NV (A)	1,093	22,077
Koninklijke BAM Groep NV (A)	15,496	32,064
Koninklijke Vopak NV	767	40,236
Nedap N.V.	225	14,014
OCI NV (A)	1,346	25,896
Ordina NV	5,537	19,419
PostNL NV (A)	35,264	120,205
SBM Offshore NV	8,175	154,440
SIF Holding NV (A)	504	10,156
Signify NV (A)(D)	6,210	260,733
Sligro Food Group NV (A)	1,151	23,782
TKH Group NV	1,730	83,596
TomTom NV (A)	3,258	33,617
Van Lanschot Kempen NV	1,125	28,775
		3,507,061
New Zealand - 0.7%
Air New Zealand, Ltd. (A)	12,658	16,452
Arvida Group, Ltd.	10,871	14,033
Chorus, Ltd.	22,368	127,244
Fletcher Building, Ltd. (A)	2,060	8,764
Freightways, Ltd.	5,543	40,190
Genesis Energy, Ltd.	18,394	48,084
Gentrack Group, Ltd. (A)(B)	3,060	3,397
Hallenstein Glasson Holdings, Ltd.	3,354	16,078
Heartland Group Holdings, Ltd.	17,403	20,849
Infratil, Ltd.	14,095	74,114
Investore Property, Ltd.	13,816	21,967
Kathmandu Holdings, Ltd. (A)	13,663	12,620
NZME, Ltd. (A)(B)	13,259	6,411
NZX, Ltd.	13,699	19,335
Oceania Healthcare, Ltd.	34,442	36,052
PGG Wrightson, Ltd.	819	1,953
Restaurant Brands New Zealand, Ltd. (A)	886	7,362
Sanford, Ltd. (B)	2,767	10,420
Scales Corp., Ltd.	5,176	18,571
Skellerup Holdings, Ltd.	7,637	20,078
SKY Network Television, Ltd. (A)	75,182	8,721
SKYCITY Entertainment Group, Ltd.	31,778	73,642
Summerset Group Holdings, Ltd.	7,472	67,572
Synlait Milk, Ltd. (A)	5,495	20,664
The New Zealand Refining Company, Ltd. (A)	11,354	4,497
The Warehouse Group, Ltd. (A)	9,894	19,610
Tourism Holdings, Ltd. (A)	6,508	12,200
TOWER, Ltd. (A)	12,717	6,515
Vista Group International, Ltd. (A)	7,682	9,306
Z Energy, Ltd. (A)	13,725	31,658
		778,359
Norway - 1.0%
ABG Sundal Collier Holding ASA	13,972	10,380
AF Gruppen ASA	989	20,214
Akastor ASA (A)	6,104	5,039
Aker Solutions ASA (A)	18,496	35,444
American Shipping Company ASA (A)	1,661	5,466
Atea ASA (A)	4,256	60,295
Austevoll Seafood ASA	2,238	22,856
Axactor SE (A)	11,423	14,253
B2Holding ASA (A)	4,699	4,071
Bonheur ASA	1,672	47,234

The accompanying notes are an integral part of the financial statements.	79

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Norway (continued)
Borregaard ASA	5,508	$91,186
BW Offshore, Ltd.	4,568	20,117
DNO ASA (A)(B)	36,835	29,414
Europris ASA (D)	8,327	49,630
Fjordkraft Holding ASA (D)	3,193	31,167
FLEX LNG, Ltd. (B)	1,570	13,720
Frontline, Ltd.	5,015	31,785
Grieg Seafood ASA (A)(B)	2,264	22,441
Hexagon Composites ASA (A)	9,323	59,444
Hexagon Purus Holding AS (A)	1,059	6,161
Hoegh LNG Holdings, Ltd.	2,568	4,598
IDEX Biometrics ASA (A)	19,564	6,813
Nordic Nanovector ASA (A)	2,098	3,842
Nordic Semiconductor ASA (A)	7,334	117,824
Norway Royal Salmon ASA	1,027	25,651
Norwegian Finans Holding ASA (A)	5,444	46,557
Norwegian Property ASA	9,694	14,879
Ocean Yield ASA	4,830	14,961
Odfjell Drilling, Ltd. (A)	4,970	9,945
Olav Thon Eiendomsselskap ASA (A)	577	12,347
Otello Corp. ASA (A)(B)	6,623	20,856
PGS ASA (A)	19,660	11,976
Protector Forsikring ASA (A)	4,177	29,010
Sbanken ASA (D)	5,201	41,799
Selvaag Bolig ASA	1,842	12,462
SpareBank 1 SR-Bank ASA	2,944	31,259
TGS NOPEC Geophysical Company ASA	3,905	60,542
Treasure ASA	3,110	6,692
Veidekke ASA	4,419	57,188
Wilh Wilhelmsen Holding ASA, Class A	862	17,000
XXL ASA (A)(B)(D)	4,462	10,009
		1,136,527
Peru - 0.0%
Hochschild Mining PLC	16,530	47,110
Portugal - 0.3%
Altri SGPS SA (B)	3,125	19,658
Banco Comercial Portugues SA (A)	530,269	79,661
CTT-Correios de Portugal SA (A)	8,914	25,442
Mota-Engil SGPS SA (A)(B)	5,636	9,369
NOS SGPS SA	13,982	48,605
REN - Redes Energeticas Nacionais SGPS SA	21,605	62,249
Semapa-Sociedade de Investimento e Gestao	1,885	20,650
Sonae SGPS SA	44,348	35,542
The Navigator Company SA (A)	12,847	39,002
		340,178
Russia - 0.1%
Petropavlovsk PLC (A)	189,556	84,084
Singapore - 1.2%
Accordia Golf Trust (C)	40,300	22,108
Ascendas India Trust	45,100	47,084
Banyan Tree Holdings, Ltd. (A)	19,800	3,977
Best World International, Ltd. (C)	16,300	9,645
BOC Aviation, Ltd. (D)	3,500	30,294
Boustead Projects, Ltd.	3,000	1,827
Boustead Singapore, Ltd.	10,000	6,136
Bukit Sembawang Estates, Ltd.	11,000	33,169
BW Energy, Ltd. (A)(B)	932	2,985
BW LPG, Ltd. (D)	4,059	27,993
China Aviation Oil Singapore Corp., Ltd.	14,400	11,549
Chip Eng Seng Corp., Ltd.	33,000	10,980
ComfortDelGro Corp., Ltd.	86,000	108,970
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Singapore (continued)
COSCO Shipping International Singapore Company, Ltd. (A)	58,900	$12,486
CSE Global, Ltd.	34,000	12,119
Delfi, Ltd.	21,900	11,609
Ezion Holdings, Ltd. (A)(C)	131,300	4,272
Far East Orchard, Ltd.	5,000	4,091
First Resources, Ltd.	19,300	18,721
Fraser and Neave, Ltd.	8,600	9,574
Frasers Property, Ltd.	13,400	12,568
Gallant Venture, Ltd. (A)	71,000	7,140
GL, Ltd. (A)	51,700	20,158
Golden Agri-Resources, Ltd.	323,200	38,879
GuocoLand, Ltd.	10,400	12,042
Halcyon Agri Corp., Ltd. (A)	4,293	989
Haw Par Corp., Ltd.	5,800	46,983
Ho Bee Land, Ltd.	11,400	20,637
Hong Fok Corp., Ltd.	20,100	11,254
Hong Leong Finance, Ltd.	12,900	23,337
Hyflux, Ltd. (A)	24,000	996
IGG, Inc.	51,000	53,474
Indofood Agri Resources, Ltd. (A)	25,000	5,575
Japfa, Ltd.	38,500	26,984
Kenon Holdings, Ltd.	787	23,186
Keppel Infrastructure Trust	157,190	64,874
Metro Holdings, Ltd.	31,600	17,101
Midas Holdings, Ltd. (A)(C)	86,000	10,620
NetLink NBN Trust	61,400	44,877
OM Holdings, Ltd.	10,791	4,897
OUE, Ltd.	11,100	10,089
Oxley Holdings, Ltd.	25,106	4,081
Raffles Medical Group, Ltd.	35,758	26,926
Riverstone Holdings, Ltd.	31,400	26,472
SATS, Ltd. (A)	20,400	61,552
SBS Transit, Ltd.	5,000	11,544
Sembcorp Industries, Ltd.	51,300	66,353
Sembcorp Marine, Ltd. (A)	325,134	35,241
Sheng Siong Group, Ltd.	29,900	35,081
SIA Engineering Company, Ltd.	12,800	19,099
SIIC Environment Holdings, Ltd.	35,800	4,688
Sinarmas Land, Ltd.	94,200	14,587
Singapore Post, Ltd.	66,100	35,323
Singapore Press Holdings, Ltd.	66,000	56,460
Stamford Land Corp., Ltd.	59,000	14,754
StarHub, Ltd.	25,600	25,360
Swiber Holdings, Ltd. (A)(C)	15,000	742
UMS Holdings, Ltd.	14,000	11,449
United Industrial Corp., Ltd.	7,100	12,447
UOB-Kay Hian Holdings, Ltd.	23,285	25,009
Wing Tai Holdings, Ltd.	21,205	31,264
XP Power, Ltd.	824	52,891
Yeo Hiap Seng, Ltd.	1,104	638
		1,418,210
South Africa - 0.1%
Investec PLC	4,349	11,177
Mediclinic International PLC (A)	18,139	70,081
		81,258
Spain - 2.1%
Acciona SA	1,362	194,890
Acerinox SA	7,380	81,733
Alantra Partners SA	1,181	19,092
Almirall SA	2,424	32,266
Amper SA (A)	82,546	19,346
Applus Services SA (A)	6,225	69,078
Atresmedia Corp. de Medios de Comunicacion SA	6,046	21,263

The accompanying notes are an integral part of the financial statements.	80

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Spain (continued)
Banco de Sabadell SA	122,358	$52,952
Bankia SA	55,976	99,645
Bankinter SA	27,501	149,171
Caja de Ahorros del Mediterraneo (A)(C)	5,428	0
Cia de Distribucion Integral Logista Holdings SA	1,412	27,440
CIE Automotive SA	2,718	73,228
Construcciones y Auxiliar de Ferrocarriles SA (A)	1,139	54,393
Ebro Foods SA	3,323	76,819
eDreams ODIGEO SA (A)	4,905	24,954
Elecnor SA	2,026	27,331
Enagas SA	8,670	190,737
Ence Energia y Celulosa SA (A)	6,294	26,089
Ercros SA	5,006	13,108
Euskaltel SA (D)	3,494	37,102
Faes Farma SA	12,329	52,567
Faes Farma SA, Interim Shares (A)	587	2,503
Fluidra SA	1,739	44,643
Fomento de Construcciones y Contratas SA	2,275	24,497
Global Dominion Access SA (A)(D)	5,439	24,965
Grupo Catalana Occidente SA	2,346	83,828
Grupo Empresarial San Jose SA	2,194	12,081
Iberpapel Gestion SA	65	1,362
Indra Sistemas SA (A)	4,996	42,725
Laboratorios Farmaceuticos Rovi SA	987	45,908
Liberbank SA (A)	130,927	40,288
Mapfre SA	10,819	21,143
Mediaset Espana Comunicacion SA (A)	7,779	40,429
Melia Hotels International SA (A)	6,008	41,843
Miquel y Costas & Miquel SA	1,474	26,536
Neinor Homes SA (A)(D)	1,978	26,250
Obrascon Huarte Lain SA (A)(B)	14,644	10,963
Pharma Mar SA	856	74,830
Promotora de Informaciones SA, Class A (A)	11,711	12,781
Prosegur Cia de Seguridad SA	10,114	30,342
Realia Business SA (A)	17,710	14,819
Sacyr SA	21,238	52,481
Solaria Energia y Medio Ambiente SA (A)	3,480	101,056
Talgo SA (A)(D)	4,711	23,703
Tecnicas Reunidas SA (A)	830	11,005
Tubacex SA (A)	6,252	10,458
Unicaja Banco SA (A)(D)	3,130	2,750
Vidrala SA	896	104,080
Viscofan SA	1,837	130,042
Zardoya Otis SA	7,487	52,594
		2,454,109
Sweden - 3.8%
AcadeMedia AB (D)	3,665	37,941
AddLife AB, B Shares	928	16,263
AddNode Group AB (A)	1,465	50,864
AddTech AB, B Shares	12,072	160,431
AF Poyry AB (A)	4,396	134,334
Alimak Group AB (D)	2,777	44,406
Annehem Fastigheter AB, B Shares (A)	1,155	4,443
Arjo AB, B Shares	8,195	62,939
Atrium Ljungberg AB, B Shares	2,105	44,639
Attendo AB (A)(D)	5,286	28,541
Avanza Bank Holding AB	4,853	137,718
Beijer Alma AB	2,393	38,575
Bergman & Beving AB	2,270	27,211
Betsson AB (A)	5,105	45,562
BHG Group AB (A)	2,406	52,525
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Bilia AB, A Shares	5,024	$61,501
BioGaia AB, B Shares	901	58,591
Biotage AB (A)	3,574	60,163
Bonava AB, B Shares (A)	3,323	31,751
Bravida Holding AB (D)	8,528	113,390
Bufab AB (A)	1,896	44,806
Bulten AB (A)	717	7,819
Bure Equity AB	2,728	97,024
Byggmax Group AB (A)	5,363	33,365
Catena AB	1,429	67,161
CDON AB (A)	203	6,341
Clas Ohlson AB, B Shares	3,185	30,288
Cloetta AB, B Shares	10,640	31,611
Collector AB (A)	1,870	5,482
Coor Service Management Holding AB (A)(D)	1,376	12,166
Corem Property Group AB, B Shares	3,585	8,181
Dios Fastigheter AB	3,582	33,464
Dometic Group AB (A)(D)	1,832	24,295
Duni AB (A)	2,559	33,499
Dustin Group AB (D)	4,269	33,360
Eastnine AB	1,669	25,427
Enea AB (A)	1,522	35,126
Fagerhult AB (A)	4,609	25,529
FastPartner AB, A Shares (B)	2,697	31,650
Fingerprint Cards AB, B Shares (A)(B)	12,246	26,079
GARO AB (A)	75	5,816
Granges AB (A)	7,040	86,042
Haldex AB (A)	3,364	17,938
Heba Fastighets AB, Class B	684	9,537
HMS Networks AB (A)	1,433	45,192
Hoist Finance AB (A)(B)(D)	2,083	9,302
Humana AB (A)	2,641	18,966
Intrum AB	444	11,578
Inwido AB (A)	3,126	45,837
JM AB	3,363	118,585
Klovern AB, B Shares (B)	36,144	68,858
KNOW IT AB (A)	1,471	55,529
Kungsleden AB	8,561	93,845
Lagercrantz Group AB, B Shares	12,207	112,681
LeoVegas AB (D)	2,160	9,192
Lime Technologies AB	347	17,233
Lindab International AB	5,086	105,500
Loomis AB	2,298	63,371
Medicover AB, B Shares (A)	729	14,613
Mekonomen AB (A)	2,150	23,800
MIPS AB	888	55,679
Modern Times Group MTG AB, B Shares (A)(B)	4,110	73,071
Momentum Group AB, Class B (A)	2,270	39,257
Mycronic AB	2,326	69,087
NCC AB, B Shares	835	15,157
Nederman Holding AB (A)	887	15,215
Nelly Group AB (A)	611	2,599
New Wave Group AB, B Shares (A)	4,353	28,874
Nobia AB (A)	6,676	53,500
Nobina AB (A)(D)	4,239	35,622
Nolato AB, B Shares (A)	919	92,917
Nordic Entertainment Group AB, B Shares (A)	1,395	78,057
Nordic Waterproofing Holding AB (A)	2,615	52,265
NP3 Fastigheter AB	1,683	25,045
Nyfosa AB (A)	9,287	92,780
OEM International AB, B Shares (A)	1,040	39,002
Pandox AB (A)	710	12,459

The accompanying notes are an integral part of the financial statements.	81

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Peab AB, Class B (A)	5,776	$62,919
Platzer Fastigheter Holding AB, Series B	5,149	67,712
Pricer AB, B Shares (B)	7,930	37,427
Proact IT Group AB	476	15,737
Qliro AB (A)	611	2,774
Ratos AB, B Shares	14,845	69,197
RaySearch Laboratories AB (A)	2,452	24,761
Recipharm AB, B Shares (A)	2,514	67,101
Resurs Holding AB (D)	6,236	33,992
SAS AB (A)	203,931	45,202
Scandi Standard AB (A)	4,648	39,005
Scandic Hotels Group AB (A)(D)	5,932	25,066
Sectra AB, B Shares (A)	1,006	89,068
Sensys Gatso Group AB (A)	23,414	4,737
SkiStar AB (A)	2,041	26,587
SSAB AB, A Shares (A)	6,444	22,843
SSAB AB, B Shares (A)(B)	10,886	34,505
Systemair AB (A)	901	28,315
The Thule Group AB (A)(D)	390	14,592
Troax Group AB	1,308	30,478
VBG Group AB, B Shares (A)	630	11,762
Wihlborgs Fastigheter AB	6,019	136,048
		4,428,290
Switzerland - 6.4%
Allreal Holding AG	795	182,551
ALSO Holding AG (A)	433	123,204
APG SGA SA (A)	84	18,681
Arbonia AG (A)	2,962	47,753
Aryzta AG (A)	42,352	33,132
Ascom Holding AG (A)	1,310	19,520
Autoneum Holding AG (A)	221	40,407
Bachem Holding AG, Class B	168	75,132
Baloise Holding AG	446	79,242
Banque Cantonale de Geneve, Bearer Shares	142	25,579
Banque Cantonale Vaudoise	945	102,862
Basilea Pharmaceutica AG (A)	263	15,785
Belimo Holding AG	25	217,188
Bell Food Group AG	138	37,183
Bellevue Group AG	467	16,264
Berner Kantonalbank AG	242	62,366
BKW AG	1,116	125,751
Bobst Group SA	632	38,137
Bossard Holding AG, Class A	310	62,583
Bucher Industries AG	428	196,308
Burckhardt Compression Holding AG	143	49,623
Burkhalter Holding AG	218	16,277
Calida Holding AG (A)	285	10,274
Carlo Gavazzi Holding AG, Bearer Shares (A)	38	7,799
Cembra Money Bank AG	1,587	192,219
Cie Financiere Tradition SA, Bearer Shares	103	12,836
Clariant AG	7,517	159,481
Coltene Holding AG (A)	198	19,242
Comet Holding AG	73	16,404
Conzzeta AG	74	91,011
DKSH Holding AG	1,744	130,664
dormakaba Holding AG	140	79,494
Dufry AG (A)(B)	2,523	158,936
EFG International AG (A)	4,687	30,888
Emmi AG	107	110,268
Energiedienst Holding AG	979	31,143
Evolva Holding SA (A)(B)	72,989	16,515
Feintool International Holding AG (A)	142	9,003
Fenix Outdoor International AG (A)	225	28,039
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Ferrexpo PLC	22,757	$87,710
Flughafen Zurich AG (A)	933	164,620
Forbo Holding AG	47	80,910
Galenica AG (D)	2,038	135,344
GAM Holding AG (A)	11,204	27,603
Georg Fischer AG	248	320,074
Gurit Holding AG, Bearer Shares	22	61,976
Helvetia Holding AG	1,730	182,730
Hiag Immobilien Holding AG (A)	420	52,018
HOCHDORF Holding AG (A)	16	1,136
Huber & Suhner AG	586	46,026
Hypothekarbank Lenzburg AG	3	14,342
Implenia AG	994	26,946
Ina Invest Holding AG (A)	199	4,394
Inficon Holding AG	106	97,100
Interroll Holding AG	38	115,971
Intershop Holding AG	76	52,910
IWG PLC (A)	38,584	181,326
Jungfraubahn Holding AG (A)	199	30,774
Kardex Holding AG	299	65,891
Komax Holding AG (A)	221	43,888
Kongsberg Automotive ASA (A)(B)	236,111	9,650
Kudelski SA, Bearer Shares (B)	2,497	9,665
Landis+Gyr Group AG (A)	160	12,570
LEM Holding SA	19	37,238
Luzerner Kantonalbank AG (A)	173	78,478
Medartis Holding AG (A)(D)	335	17,485
Metall Zug AG, B Shares	12	20,274
Mobilezone Holding AG	3,642	41,426
Mobimo Holding AG (A)	347	112,037
OC Oerlikon Corp. AG	9,769	101,361
Orascom Development Holding AG (A)(B)	533	5,537
Orior AG	425	36,147
Phoenix Mecano AG, Bearer Shares	38	19,996
Plazza AG, Class A	68	23,315
PSP Swiss Property AG	2,174	289,617
Rieter Holding AG	251	27,484
Romande Energie Holding SA	34	43,071
Schaffner Holding AG	40	9,230
Schweiter Technologies AG, Bearer Shares	48	79,980
Sensirion Holding AG (A)(D)	266	17,348
SFS Group AG	900	107,234
Siegfried Holding AG (A)	220	161,916
SIG Combibloc Group AG (A)	8,692	202,379
St. Galler Kantonalbank AG, Class A	152	71,779
Sulzer AG	877	92,748
Swiss Prime Site AG	1,290	126,461
Swiss Steel Holding AG (A)(B)	39,436	10,453
Swissquote Group Holding SA	588	57,132
Tecan Group AG	80	39,239
TX Group AG	201	16,062
u-blox Holding AG (A)(B)	431	28,669
Valiant Holding AG	867	84,476
Valora Holding AG (A)	193	37,820
Varia US Properties AG	539	23,918
VAT Group AG (D)	1,510	377,963
Vaudoise Assurances Holding SA	64	34,400
Vetropack Holding AG (A)	500	33,753
Von Roll Holding AG, Bearer Shares (A)(B)	7,878	7,081
Vontobel Holding AG	1,798	142,938
VZ Holding AG	805	73,794
V-ZUG Holding AG (A)	120	11,941
Walliser Kantonalbank	203	24,093
Warteck Invest AG	8	21,510

The accompanying notes are an integral part of the financial statements.	82

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Ypsomed Holding AG	103	$17,284
Zehnder Group AG	615	40,810
Zug Estates Holding AG, B Shares	16	36,681
Zuger Kantonalbank AG, Bearer Shares	9	65,240
		7,423,116
Taiwan - 0.0%
Ya Hsin Industrial Company, Ltd. (A)(C)	138,000	0
United Kingdom - 13.0%
4imprint Group PLC (A)	1,523	53,315
A.G. Barr PLC (A)	4,718	33,445
AA PLC (A)	34,743	15,931
Afren PLC (A)(C)	55,554	0
Aggreko PLC	12,621	108,189
AJ Bell PLC	5,169	30,684
Alliance Pharma PLC	8,718	10,430
Anglo Pacific Group PLC	12,147	21,262
Anglo-Eastern Plantations PLC	1,225	9,787
Arrow Global Group PLC (A)	6,931	19,378
Ascential PLC (A)	15,022	78,645
Ashmore Group PLC	15,764	93,086
ASOS PLC (A)	623	40,600
Avon Rubber PLC	2,060	89,012
Babcock International Group PLC (A)	22,879	87,427
Balfour Beatty PLC	34,581	127,996
Beazley PLC	24,625	122,780
Bellway PLC	5,716	230,771
Biffa PLC (A)(D)	7,100	22,334
Bodycote PLC	9,417	96,020
boohoo Group PLC (A)	8,413	39,493
Braemar Shipping Services PLC (A)	1,328	2,815
Brewin Dolphin Holdings PLC	15,066	62,711
Britvic PLC	13,590	150,959
Cairn Energy PLC (A)	28,458	81,599
Capita PLC (A)	17,050	9,135
Card Factory PLC (A)	14,688	8,590
CareTech Holdings PLC	4,102	29,292
Carillion PLC (A)(C)	35,521	4,658
Central Asia Metals PLC	8,189	26,885
Centrica PLC (A)	114,465	72,630
Chemring Group PLC	13,921	54,200
Chesnara PLC	7,709	31,581
Cineworld Group PLC (A)	27,060	23,811
Circassia Group PLC (A)	9,034	3,459
Clarkson PLC	1,348	49,746
Clinigen Group PLC	2,667	24,645
Close Brothers Group PLC	9,047	170,618
CLS Holdings PLC	10,759	32,990
CMC Markets PLC (D)	7,009	37,683
Coats Group PLC (A)	23,020	21,211
Computacenter PLC	3,268	109,436
Concentric AB	2,526	56,438
ConvaTec Group PLC (D)	20,021	54,353
Costain Group PLC (A)	4,797	3,883
Countryside Properties PLC (A)(D)	20,199	128,806
Cranswick PLC	2,698	129,654
Crest Nicholson Holdings PLC (A)	13,693	61,058
CVS Group PLC (A)	1,878	38,674
Daily Mail & General Trust PLC, Class A	8,797	89,262
De La Rue PLC (A)	10,028	23,014
Debenhams PLC (A)(C)	76,182	0
Devro PLC	12,253	25,692
DFS Furniture PLC (A)	12,509	37,754
Dialight PLC (A)	105	372
Dialog Semiconductor PLC (A)	4,280	233,229
Dignity PLC (A)	3,439	29,760
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Diploma PLC	6,822	$203,983
DiscoverIE Group PLC	5,627	52,139
Dixons Carphone PLC (A)	44,671	70,831
Domino's Pizza Group PLC	21,324	91,887
Drax Group PLC	21,413	109,927
Dunelm Group PLC (A)	5,863	97,072
easyJet PLC	2,410	27,352
Electrocomponents PLC	21,951	261,006
Elementis PLC (A)	35,393	55,559
EMIS Group PLC	1,913	28,256
Energean PLC (A)	381	3,746
EnQuest PLC (A)	109,392	16,822
Equiniti Group PLC (A)(D)	10,616	16,037
Essentra PLC (A)	14,966	62,817
Euromoney Institutional Investor PLC	4,334	63,326
FDM Group Holdings PLC	3,208	49,589
Fevertree Drinks PLC	4,451	153,981
Firstgroup PLC (A)	78,582	79,903
Forterra PLC (A)(D)	6,408	21,345
Foxtons Group PLC (A)	23,551	17,677
Frasers Group PLC (A)	10,048	61,874
Fuller Smith & Turner PLC, Class A (A)	1,525	14,594
G4S PLC (A)	73,635	255,773
Galliford Try Holdings PLC (A)	5,675	9,551
Games Workshop Group PLC	2,802	429,047
Gamesys Group PLC	3,107	48,366
Gamma Communications PLC	597	13,439
Gem Diamonds, Ltd. (A)	12,666	7,095
Genus PLC	313	17,910
GoCo Group PLC	23,140	40,961
Grainger PLC	32,768	127,458
Greggs PLC (A)	5,441	133,139
Gulf Keystone Petroleum, Ltd. (A)	7,420	12,449
Halfords Group PLC (A)	15,547	56,895
Hays PLC	77,290	151,621
Headlam Group PLC (A)	6,602	32,484
Helical PLC	8,263	42,279
Henry Boot PLC	5,301	18,498
Hill & Smith Holdings PLC	4,214	81,263
Hilton Food Group PLC	2,375	36,263
Hollywood Bowl Group PLC	8,153	22,789
Howden Joinery Group PLC (A)	15,320	144,321
Hunting PLC	8,331	25,316
Hurricane Energy PLC (A)(B)	21,839	749
Hyve Group PLC	12,149	18,852
Ibstock PLC (A)(D)	19,043	53,725
IG Group Holdings PLC	18,323	215,243
IMI PLC	13,430	214,013
Inchcape PLC (A)	19,909	175,265
Indivior PLC (A)	37,592	55,910
IntegraFin Holdings PLC	3,987	30,242
Intermediate Capital Group PLC	794	18,683
International Personal Finance PLC (A)	12,526	13,879
iomart Group PLC	2,265	9,920
IP Group PLC (A)	38,897	52,823
ITV PLC (A)	38,891	56,672
J.D. Wetherspoon PLC (A)	3,666	56,082
James Fisher & Sons PLC	3,550	46,052
James Halstead PLC	2,706	18,082
JET2 PLC (A)	4,917	95,908
John Laing Group PLC (D)	17,773	80,849
John Menzies PLC (A)	7,323	26,153
John Wood Group PLC (A)	29,391	123,981
Johnson Service Group PLC (A)	7,514	14,352
Jupiter Fund Management PLC	22,824	88,235

The accompanying notes are an integral part of the financial statements.	83

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Just Group PLC (A)	37,116	$35,746
Kainos Group PLC	4,099	68,404
KAZ Minerals PLC	11,463	102,886
Keller Group PLC	4,206	40,076
Kier Group PLC (A)	12,017	12,795
Kin & Carta PLC (A)	3,492	6,772
Lancashire Holdings, Ltd.	11,586	114,921
Liontrust Asset Management PLC	318	5,660
Lookers PLC (A)(C)	22,449	6,447
LSL Property Services PLC (A)	6,404	25,496
M&C Saatchi PLC (A)	253	288
Man Group PLC	73,477	138,740
Marks & Spencer Group PLC (A)	20,559	38,135
Marshalls PLC (A)	11,457	117,213
Marston's PLC (A)	37,566	38,784
McBride PLC (A)	14,770	16,599
McCarthy & Stone PLC (A)(D)	19,899	32,683
Mears Group PLC (A)	8,289	17,590
Meggitt PLC (A)	18,019	114,585
Metro Bank PLC (A)	674	1,288
Mitchells & Butlers PLC (A)	12,079	39,823
Mitie Group PLC (A)	68,528	38,546
MJ Gleeson PLC (A)	2,770	29,623
Moneysupermarket.com Group PLC	27,587	98,527
Morgan Advanced Materials PLC	14,263	60,739
Morgan Sindall Group PLC	2,826	59,102
N. Brown Group PLC	9,633	7,948
Naked Wines PLC (A)	3,126	28,496
National Express Group PLC (A)	23,513	76,357
NCC Group PLC	13,335	46,211
Next Fifteen Communications Group PLC (A)	2,559	18,435
Norcros PLC (A)	6,666	18,310
Numis Corp. PLC	2,926	13,532
On the Beach Group PLC (D)	5,451	27,721
OSB Group PLC (A)	13,146	76,151
Oxford Instruments PLC (A)	3,699	100,959
Pagegroup PLC (A)	14,252	87,104
Pan African Resources PLC	85,815	27,564
Paragon Banking Group PLC	13,704	91,848
PayPoint PLC	2,581	23,134
Pendragon PLC (A)	102,667	18,340
Petrofac, Ltd. (A)	12,318	23,209
Pets at Home Group PLC	24,400	138,813
Pharos Energy PLC (A)	16,636	4,201
Photo-Me International PLC (A)	18,684	12,434
Polar Capital Holdings PLC	1,442	13,775
Polypipe Group PLC (A)	12,035	98,268
Porvair PLC	2,468	17,927
Premier Foods PLC (A)	41,106	56,130
Premier Oil PLC (A)(B)	52,556	13,991
Provident Financial PLC (A)	7,268	30,452
PZ Cussons PLC	16,024	50,382
QinetiQ Group PLC	27,714	121,159
Quilter PLC (D)	84,985	177,985
Rank Group PLC	7,303	13,925
Rathbone Brothers PLC	2,988	62,889
Reach PLC (A)	28,863	57,034
Redde Northgate PLC	8,929	32,560
Redrow PLC (A)	17,561	136,987
Renew Holdings PLC	4,150	31,906
Renewi PLC (A)	52,764	29,572
Renishaw PLC (A)	1,380	108,822
Ricardo PLC	2,982	13,994
RM PLC (A)	8,752	26,172
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Robert Walters PLC	4,693	$30,455
Rotork PLC	41,331	179,784
Royal Mail PLC (A)	44,161	203,538
RPS Group PLC (A)	15,418	14,800
RWS Holdings PLC	10,029	73,473
Sabre Insurance Group PLC (D)	839	3,189
Saga PLC (A)	2,378	8,256
Savills PLC (A)	8,205	107,064
Scapa Group PLC (A)	9,781	24,774
Senior PLC (A)	21,835	26,661
Severfield PLC	11,941	11,381
SIG PLC (A)	64,105	27,618
Signature Aviation PLC (A)	44,224	233,076
Smart Metering Systems PLC	3,350	32,539
Softcat PLC	5,177	97,379
Spectris PLC	6,138	236,414
Speedy Hire PLC (A)	24,369	23,922
Spire Healthcare Group PLC (A)(D)	8,597	18,390
Spirent Communications PLC	33,589	121,436
Sportech PLC (A)	11,390	4,262
SSP Group PLC	24,866	112,891
St. Modwen Properties PLC	11,275	61,951
Stagecoach Group PLC	27,597	27,821
SThree PLC (A)	8,144	33,101
Stobart Group, Ltd. (A)	22,446	7,945
Stock Spirits Group PLC	6,082	22,306
Stolt-Nielsen, Ltd.	2,414	30,911
Studio Retail Group PLC (A)	8,139	32,449
STV Group PLC (A)	2,712	11,213
Superdry PLC (A)	3,110	10,500
Synthomer PLC	15,208	93,308
TalkTalk Telecom Group PLC	31,116	41,532
Tate & Lyle PLC	23,148	213,291
Ted Baker PLC (A)	2,896	4,590
Telecom Plus PLC	3,652	71,512
Telit Communications PLC (A)	5,999	16,081
The Go-Ahead Group PLC	3,096	41,861
The Gym Group PLC (A)(D)	3,234	9,600
The Restaurant Group PLC (A)	8,885	7,830
The Vitec Group PLC (A)	2,842	35,623
The Weir Group PLC (A)	7,114	193,427
Thomas Cook Group PLC (A)(C)	58,171	0
Topps Tiles PLC (A)	15,591	12,257
TP ICAP PLC	32,445	105,500
Travis Perkins PLC (A)	13,094	241,070
Trifast PLC	7,237	15,103
TT Electronics PLC (A)	14,769	41,449
Tullow Oil PLC (A)(B)	72,437	29,229
U & I Group PLC (A)	12,008	10,214
Ultra Electronics Holdings PLC	3,309	93,132
Vectura Group PLC (A)	30,807	52,401
Vesuvius PLC	12,719	93,036
Victrex PLC	4,663	149,175
Virgin Money UK PLC (A)	28,550	52,575
Vistry Group PLC (A)	11,609	149,201
Volex PLC	3,136	13,181
Vp PLC	637	6,919
Watkin Jones PLC	6,905	17,326
WH Smith PLC	5,673	116,986
William Hill PLC (A)	45,198	166,416
Wilmington PLC	8,076	17,609
Wincanton PLC	10,534	36,892
Xaar PLC (A)	5,629	13,726

The accompanying notes are an integral part of the financial statements.	84

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Young & Company's Brewery PLC, Class A (A)	213	$3,807
		15,175,021
United States - 0.5%
Argonaut Gold, Inc. (A)	12,559	27,034
Energy Fuels, Inc. (A)(B)	730	3,097
Invesque, Inc. (B)	2,000	3,660
Ovintiv, Inc.	4,346	62,447
Primo Water Corp.	1,600	25,088
Primo Water Corp. (Toronto Stock Exchange)	6,607	103,603
PureTech Health PLC (A)	8,592	47,184
REC Silicon ASA (A)	13,597	25,399
Reliance Worldwide Corp., Ltd.	32,462	101,644
Samsonite International SA (A)(D)	44,700	79,392
Sims, Ltd.	9,104	94,138
Viemed Healthcare, Inc. (A)	2,600	20,176
		592,862
TOTAL COMMON STOCKS (Cost $109,777,705)		$114,378,598
PREFERRED SECURITIES - 0.3%
Germany - 0.3%
Biotest AG	486	16,730
Draegerwerk AG & Company KGaA	565	43,733
FUCHS PETROLUB SE	2,535	143,030
Jungheinrich AG	2,134	95,375
Sixt SE	838	58,737
STO SE & Company KGaA	124	19,535
Villeroy & Boch AG	625	10,944
		388,084
TOTAL PREFERRED SECURITIES (Cost $280,157)		$388,084
International Small Company Trust (continued)
	Shares or Principal Amount	Value
WARRANTS - 0.0%
Technicolor SA (Expiration Date: 9-22-24; Strike Price: EUR 3.58) (A)(B)	685	$217
TOTAL WARRANTS (Cost $0)		$217
SHORT-TERM INVESTMENTS - 6.7%
Short-term funds - 6.7%
John Hancock Collateral Trust, 0.1386% (E)(F)	779,844	7,803,195
TOTAL SHORT-TERM INVESTMENTS (Cost $7,804,623)		$7,803,195
Total Investments (International Small Company Trust) (Cost $117,862,485) - 105.2%		$122,570,094
Other assets and liabilities, net - (5.2%)		(6,044,981)
TOTAL NET ASSETS - 100.0%		$116,525,113
Currency Abbreviations
EUR	Euro
Security Abbreviations and Legend
CVR	Contingent Value Right
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-20.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	The rate shown is the annualized seven-day yield as of 12-31-20.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	9	Long	Mar 2021	$949,615	$959,130	$9,515
						$9,515
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Lifestyle Aggressive Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 82.5%
Equity - 82.5%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	1,495,048	$31,366,104
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $27,974,956)		$31,366,104
UNAFFILIATED INVESTMENT COMPANIES - 17.6%
Exchange-traded funds - 17.6%
Financial Select Sector SPDR Fund	23,155	682,609
Vanguard Energy ETF	9,054	469,540
Vanguard FTSE Emerging Markets ETF	40,214	2,015,124
Vanguard Health Care ETF	1,185	265,120
Vanguard Information Technology ETF	2,667	943,558
Lifestyle Aggressive Portfolio (continued)
	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES (continued)
Exchange-traded funds (continued)
Vanguard Materials ETF	1,014	$159,168
Vanguard Mid-Cap ETF	5,521	1,141,577
Vanguard Real Estate ETF	4,448	377,769
Vanguard Small-Cap ETF	3,146	612,463
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $5,281,378)		$6,666,928

The accompanying notes are an integral part of the financial statements.	85

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Lifestyle Aggressive Portfolio (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0300% (C)	11,327	$11,327
TOTAL SHORT-TERM INVESTMENTS (Cost $11,327)		$11,327
Total Investments (Lifestyle Aggressive Portfolio) (Cost $33,267,661) - 100.1%		$38,044,359
Other assets and liabilities, net - (0.1%)		(26,783)
TOTAL NET ASSETS - 100.0%		$38,017,576
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 12-31-20.
Lifestyle Balanced Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 50.5%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	27,392,919	$574,703,440
Fixed income - 49.5%
Select Bond, Series NAV, JHVIT (MIM US) (B)	38,570,432	562,356,901
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,006,605,288)		$1,137,060,341
Total Investments (Lifestyle Balanced Portfolio) (Cost $1,006,605,288) - 100.0%		$1,137,060,341
Other assets and liabilities, net - (0.0%)		(34,946)
TOTAL NET ASSETS - 100.0%		$1,137,025,395
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
Lifestyle Conservative Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 20.1%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	2,233,545	$46,859,783
Fixed income - 79.9%
Select Bond, Series NAV, JHVIT (MIM US) (B)	12,813,018	186,813,798
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $217,417,363)		$233,673,581
Total Investments (Lifestyle Conservative Portfolio) (Cost $217,417,363) - 100.0%		$233,673,581
Other assets and liabilities, net - (0.0%)		(16,177)
TOTAL NET ASSETS - 100.0%		$233,657,404
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
Lifestyle Growth Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 71.3%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	214,294,601	$4,495,884,799
Fixed income - 28.7%
Select Bond, Series NAV, JHVIT (MIM US) (B)	123,852,426	1,805,768,365
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $5,398,265,197)		$6,301,653,164
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0300% (C)	11	11
TOTAL SHORT-TERM INVESTMENTS (Cost $11)		$11
Total Investments (Lifestyle Growth Portfolio) (Cost $5,398,265,208) - 100.0%		$6,301,653,175
Other assets and liabilities, net - (0.0%)		(127,241)
TOTAL NET ASSETS - 100.0%		$6,301,525,934
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 12-31-20.
Lifestyle Moderate Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 40.4%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	6,852,437	$143,764,119
Fixed income - 59.6%
Select Bond, Series NAV, JHVIT (MIM US) (B)	14,570,645	212,440,006
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $321,722,784)		$356,204,125
Total Investments (Lifestyle Moderate Portfolio) (Cost $321,722,784) - 100.0%		$356,204,125
Other assets and liabilities, net - (0.0%)		(18,762)
TOTAL NET ASSETS - 100.0%		$356,185,363
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
Mid Cap Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.7%
Communication services – 1.7%
Entertainment – 0.2%
Cinemark Holdings, Inc.	67,262	$1,171,031
World Wrestling Entertainment, Inc., Class A	29,326	1,409,114
		2,580,145
Interactive media and services – 0.2%
TripAdvisor, Inc. (A)	60,361	1,737,190
Yelp, Inc. (A)	43,180	1,410,691
		3,147,881

The accompanying notes are an integral part of the financial statements.	86

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media – 1.2%
Cable One, Inc.	3,391	$7,554,199
John Wiley & Sons, Inc., Class A	27,409	1,251,495
TEGNA, Inc.	137,531	1,918,557
The New York Times Company, Class A	90,688	4,694,918
		15,419,169
Wireless telecommunication services – 0.1%
Telephone & Data Systems, Inc.	62,525	1,161,089
		22,308,284
Consumer discretionary – 14.0%
Auto components – 1.6%
Adient PLC (A)	58,971	2,050,422
Dana, Inc.	90,754	1,771,518
Fox Factory Holding Corp. (A)	26,028	2,751,420
Gentex Corp.	153,210	5,198,415
Lear Corp.	34,107	5,424,036
The Goodyear Tire & Rubber Company	146,360	1,596,788
Visteon Corp. (A)	17,282	2,169,237
		20,961,836
Automobiles – 0.5%
Harley-Davidson, Inc.	95,563	3,507,162
Thor Industries, Inc. (B)	34,672	3,224,149
		6,731,311
Diversified consumer services – 1.1%
Adtalem Global Education, Inc. (A)	32,585	1,106,261
Graham Holdings Company, Class B	2,516	1,341,984
Grand Canyon Education, Inc. (A)	29,290	2,727,192
H&R Block, Inc.	114,552	1,816,795
Service Corp. International	108,006	5,303,095
Strategic Education, Inc.	15,331	1,461,504
WW International, Inc. (A)	29,477	719,239
		14,476,070
Hotels, restaurants and leisure – 4.0%
Boyd Gaming Corp. (A)	50,375	2,162,095
Caesars Entertainment, Inc. (A)	130,226	9,671,885
Choice Hotels International, Inc.	18,084	1,930,105
Churchill Downs, Inc.	22,168	4,318,105
Cracker Barrel Old Country Store, Inc.	14,883	1,963,365
Jack in the Box, Inc.	14,245	1,321,936
Marriott Vacations Worldwide Corp.	25,598	3,512,558
Papa John's International, Inc.	20,611	1,748,843
Penn National Gaming, Inc. (A)	92,264	7,968,842
Scientific Games Corp. (A)	35,097	1,456,175
Six Flags Entertainment Corp.	47,385	1,615,829
Texas Roadhouse, Inc.	40,661	3,178,064
The Wendy's Company	112,469	2,465,320
Wingstop, Inc.	18,592	2,464,370
Wyndham Destinations, Inc.	53,549	2,402,208
Wyndham Hotels & Resorts, Inc.	58,068	3,451,562
		51,631,262
Household durables – 1.5%
Helen of Troy, Ltd. (A)	15,906	3,534,154
KB Home	55,313	1,854,092
Taylor Morrison Home Corp. (A)	81,465	2,089,577
Tempur Sealy International, Inc. (A)	119,556	3,228,012
Toll Brothers, Inc.	71,567	3,111,017
TopBuild Corp. (A)	20,637	3,798,859
TRI Pointe Group, Inc. (A)	79,169	1,365,665
		18,981,376
Internet and direct marketing retail – 0.3%
GrubHub, Inc. (A)	57,962	4,304,838
Leisure products – 0.8%
Brunswick Corp.	48,959	3,732,634
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Leisure products (continued)
Mattel, Inc. (A)	217,895	$3,802,268
Polaris, Inc.	36,217	3,450,756
		10,985,658
Multiline retail – 0.7%
Kohl's Corp.	98,453	4,006,053
Nordstrom, Inc. (B)	68,110	2,125,713
Ollie's Bargain Outlet Holdings, Inc. (A)	35,412	2,895,639
		9,027,405
Specialty retail – 2.5%
American Eagle Outfitters, Inc.	93,559	1,877,729
AutoNation, Inc. (A)	36,704	2,561,572
Dick's Sporting Goods, Inc.	40,921	2,300,169
Five Below, Inc. (A)	34,920	6,110,302
Foot Locker, Inc.	65,472	2,647,688
Lithia Motors, Inc., Class A	16,335	4,780,764
Murphy USA, Inc.	16,617	2,174,667
RH (A)	9,761	4,368,243
Urban Outfitters, Inc. (A)	42,993	1,100,621
Williams-Sonoma, Inc.	47,874	4,875,488
		32,797,243
Textiles, apparel and luxury goods – 1.0%
Carter's, Inc.	27,131	2,552,213
Columbia Sportswear Company	19,113	1,670,094
Deckers Outdoor Corp. (A)	17,601	5,047,615
Skechers USA, Inc., Class A (A)	84,675	3,043,220
		12,313,142
		182,210,141
Consumer staples – 3.6%
Beverages – 0.4%
The Boston Beer Company, Inc., Class A (A)	5,722	5,689,327
Food and staples retailing – 0.9%
BJ's Wholesale Club Holdings, Inc. (A)	85,831	3,199,780
Casey's General Stores, Inc.	23,039	4,115,226
Grocery Outlet Holding Corp. (A)	53,581	2,103,054
Sprouts Farmers Market, Inc. (A)	74,084	1,489,088
		10,907,148
Food products – 1.9%
Darling Ingredients, Inc. (A)	101,269	5,841,196
Flowers Foods, Inc.	122,499	2,772,152
Ingredion, Inc.	41,759	3,285,181
Lancaster Colony Corp.	12,275	2,255,286
Pilgrim's Pride Corp. (A)	30,657	601,184
Post Holdings, Inc. (A)	38,284	3,867,067
Sanderson Farms, Inc.	12,433	1,643,643
The Hain Celestial Group, Inc. (A)(B)	51,588	2,071,258
Tootsie Roll Industries, Inc. (B)	10,962	325,571
TreeHouse Foods, Inc. (A)	35,490	1,507,970
		24,170,508
Household products – 0.1%
Energizer Holdings, Inc.	36,582	1,543,029
Personal products – 0.3%
Coty, Inc., Class A	177,810	1,248,226
Edgewell Personal Care Company	34,142	1,180,630
Nu Skin Enterprises, Inc., Class A	31,788	1,736,578
		4,165,434
		46,475,446
Energy – 1.2%
Energy equipment and services – 0.1%
ChampionX Corp. (A)	116,720	1,785,816

The accompanying notes are an integral part of the financial statements.	87

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels – 1.1%
Antero Midstream Corp.	179,618	$1,384,855
Cimarex Energy Company	63,469	2,380,722
CNX Resources Corp. (A)	141,060	1,523,448
EQT Corp.	171,250	2,176,588
Equitrans Midstream Corp.	255,348	2,052,998
Murphy Oil Corp.	90,690	1,097,349
World Fuel Services Corp.	39,880	1,242,661
WPX Energy, Inc. (A)	250,612	2,042,488
		13,901,109
		15,686,925
Financials – 14.8%
Banks – 6.2%
Associated Banc-Corp.	96,533	1,645,888
BancorpSouth Bank	60,561	1,661,794
Bank of Hawaii Corp.	25,156	1,927,453
Bank OZK	75,119	2,348,971
Cathay General Bancorp	47,011	1,513,284
CIT Group, Inc.	61,837	2,219,948
Commerce Bancshares, Inc.	65,775	4,321,418
Cullen/Frost Bankers, Inc.	35,052	3,057,586
East West Bancorp, Inc. (B)	88,230	4,474,143
First Financial Bankshares, Inc. (B)	89,216	3,227,389
First Horizon Corp.	347,526	4,434,432
FNB Corp.	199,854	1,898,613
Fulton Financial Corp.	101,802	1,294,921
Glacier Bancorp, Inc.	59,929	2,757,333
Hancock Whitney Corp.	54,240	1,845,245
Home BancShares, Inc.	95,469	1,859,736
International Bancshares Corp.	34,971	1,309,314
PacWest Bancorp	73,333	1,862,658
Pinnacle Financial Partners, Inc.	47,238	3,042,127
Prosperity Bancshares, Inc.	57,667	3,999,783
Signature Bank	33,443	4,524,503
Sterling Bancorp	120,727	2,170,671
Synovus Financial Corp.	92,531	2,995,228
TCF Financial Corp.	95,622	3,539,926
Texas Capital Bancshares, Inc. (A)	31,688	1,885,436
Trustmark Corp.	39,837	1,087,948
UMB Financial Corp.	27,149	1,873,010
Umpqua Holdings Corp.	138,327	2,094,271
United Bankshares, Inc.	80,689	2,614,324
Valley National Bancorp	251,098	2,448,206
Webster Financial Corp.	56,063	2,363,055
Wintrust Financial Corp.	36,181	2,210,297
		80,508,911
Capital markets – 2.6%
Affiliated Managers Group, Inc.	28,343	2,882,483
Eaton Vance Corp.	71,328	4,845,311
Evercore, Inc., Class A	25,496	2,795,381
FactSet Research Systems, Inc.	23,764	7,901,530
Federated Hermes, Inc.	58,914	1,702,025
Interactive Brokers Group, Inc., Class A	50,493	3,076,034
Janus Henderson Group PLC	92,928	3,021,089
SEI Investments Company	75,006	4,310,595
Stifel Financial Corp.	64,594	3,259,413
		33,793,861
Consumer finance – 0.8%
FirstCash, Inc.	26,030	1,823,141
LendingTree, Inc. (A)(B)	6,789	1,858,760
Navient Corp.	116,031	1,139,424
PROG Holdings, Inc. (A)	42,173	2,271,860
SLM Corp.	233,618	2,894,527
		9,987,712
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified financial services – 0.2%
Jefferies Financial Group, Inc.	129,257	$3,179,722
Insurance – 4.3%
Alleghany Corp.	8,948	5,401,818
American Financial Group, Inc.	43,967	3,852,389
Brighthouse Financial, Inc. (A)	55,881	2,023,172
Brown & Brown, Inc.	147,444	6,990,320
CNO Financial Group, Inc.	86,787	1,929,275
First American Financial Corp.	69,571	3,591,951
Genworth Financial, Inc., Class A (A)	317,838	1,201,428
Kemper Corp.	38,574	2,963,640
Kinsale Capital Group, Inc.	13,347	2,671,135
Mercury General Corp.	16,690	871,385
Old Republic International Corp.	176,271	3,474,301
Primerica, Inc.	24,572	3,290,928
Reinsurance Group of America, Inc.	42,463	4,921,462
RenaissanceRe Holdings, Ltd.	31,785	5,270,589
RLI Corp.	24,848	2,587,919
Selective Insurance Group, Inc.	37,569	2,516,372
The Hanover Insurance Group, Inc.	23,289	2,722,950
		56,281,034
Thrifts and mortgage finance – 0.7%
Essent Group, Ltd.	70,064	3,026,765
MGIC Investment Corp.	211,501	2,654,338
New York Community Bancorp, Inc.	288,920	3,048,106
Washington Federal, Inc.	47,553	1,224,014
		9,953,223
		193,704,463
Health care – 10.9%
Biotechnology – 1.5%
Arrowhead Pharmaceuticals, Inc. (A)	64,252	4,930,056
Emergent BioSolutions, Inc. (A)	28,257	2,531,827
Exelixis, Inc. (A)(B)	194,089	3,895,366
Halozyme Therapeutics, Inc. (A)	79,399	3,391,131
Ligand Pharmaceuticals, Inc. (A)(B)	10,099	1,004,346
United Therapeutics Corp. (A)	27,723	4,208,074
		19,960,800
Health care equipment and supplies – 3.3%
Avanos Medical, Inc. (A)	30,044	1,378,419
Cantel Medical Corp.	23,565	1,858,336
Globus Medical, Inc., Class A (A)	47,711	3,111,711
Haemonetics Corp. (A)	31,631	3,756,181
Hill-Rom Holdings, Inc.	41,837	4,098,771
ICU Medical, Inc. (A)	12,231	2,623,427
Integra LifeSciences Holdings Corp. (A)	44,047	2,859,531
LivaNova PLC (A)	30,188	1,998,747
Masimo Corp. (A)	31,657	8,496,106
Neogen Corp. (A)	32,996	2,616,583
NuVasive, Inc. (A)	32,193	1,813,432
Penumbra, Inc. (A)(B)	21,092	3,691,100
Quidel Corp. (A)	23,978	4,307,648
		42,609,992
Health care providers and services – 3.0%
Acadia Healthcare Company, Inc. (A)	55,356	2,782,193
Amedisys, Inc. (A)	20,519	6,018,838
Chemed Corp.	9,999	5,325,567
Encompass Health Corp.	62,158	5,139,845
HealthEquity, Inc. (A)	48,170	3,357,931
LHC Group, Inc. (A)	19,719	4,206,457
Molina Healthcare, Inc. (A)	37,084	7,887,025
Patterson Companies, Inc.	54,470	1,613,946
Tenet Healthcare Corp. (A)	66,198	2,643,286
		38,975,088

The accompanying notes are an integral part of the financial statements.	88

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services – 2.4%
Bio-Techne Corp.	24,130	$7,662,482
Charles River Laboratories International, Inc. (A)	31,094	7,769,147
Medpace Holdings, Inc. (A)	17,299	2,408,021
PRA Health Sciences, Inc. (A)	40,176	5,039,677
Repligen Corp. (A)	31,463	6,029,255
Syneos Health, Inc. (A)	47,446	3,232,496
		32,141,078
Pharmaceuticals – 0.7%
Jazz Pharmaceuticals PLC (A)	34,835	5,749,517
Nektar Therapeutics (A)	112,372	1,910,324
Prestige Consumer Healthcare, Inc. (A)	31,525	1,099,277
		8,759,118
		142,446,076
Industrials – 17.5%
Aerospace and defense – 1.0%
Axon Enterprise, Inc. (A)	39,660	4,859,540
Curtiss-Wright Corp.	25,894	3,012,767
Hexcel Corp.	51,935	2,518,328
Mercury Systems, Inc. (A)	34,867	3,070,388
		13,461,023
Air freight and logistics – 0.5%
XPO Logistics, Inc. (A)	57,152	6,812,518
Airlines – 0.2%
JetBlue Airways Corp. (A)	196,348	2,854,900
Building products – 1.9%
Builders FirstSource, Inc. (A)	129,091	5,268,204
Lennox International, Inc.	21,774	5,965,423
Owens Corning	67,506	5,114,255
Simpson Manufacturing Company, Inc.	27,031	2,526,047
Trex Company, Inc. (A)	72,398	6,061,161
		24,935,090
Commercial services and supplies – 2.0%
Clean Harbors, Inc. (A)	31,754	2,416,479
Healthcare Services Group, Inc.	46,747	1,313,591
Herman Miller, Inc.	36,978	1,249,856
HNI Corp.	26,805	923,700
IAA, Inc. (A)	84,137	5,467,222
KAR Auction Services, Inc.	81,172	1,510,611
MSA Safety, Inc.	22,714	3,393,244
Stericycle, Inc. (A)	57,100	3,958,743
Tetra Tech, Inc.	33,629	3,893,566
The Brink's Company	30,864	2,222,208
		26,349,220
Construction and engineering – 1.2%
AECOM (A)	94,251	4,691,815
Dycom Industries, Inc. (A)	19,999	1,510,324
EMCOR Group, Inc.	34,207	3,128,572
Fluor Corp.	78,362	1,251,441
MasTec, Inc. (A)	35,239	2,402,595
Valmont Industries, Inc.	13,272	2,321,671
		15,306,418
Electrical equipment – 2.4%
Acuity Brands, Inc.	23,017	2,787,129
EnerSys	26,681	2,216,124
Generac Holdings, Inc. (A)	39,307	8,938,805
Hubbell, Inc.	33,900	5,315,181
nVent Electric PLC	106,737	2,485,905
Regal Beloit Corp.	25,489	3,130,304
Sunrun, Inc. (A)	97,631	6,773,639
		31,647,087
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrial conglomerates – 0.4%
Carlisle Companies, Inc.	33,372	$5,212,039
Machinery – 4.8%
AGCO Corp.	38,317	3,950,100
Colfax Corp. (A)	63,209	2,417,112
Crane Company	30,981	2,405,984
Donaldson Company, Inc.	78,778	4,402,115
Graco, Inc.	104,716	7,576,203
ITT, Inc.	53,945	4,154,844
Kennametal, Inc.	52,089	1,887,705
Lincoln Electric Holdings, Inc.	37,290	4,334,963
Nordson Corp.	33,761	6,784,273
Oshkosh Corp.	42,486	3,656,770
Terex Corp.	43,529	1,518,727
The Middleby Corp. (A)	34,743	4,479,068
The Timken Company	42,454	3,284,241
The Toro Company	67,116	6,365,281
Trinity Industries, Inc.	52,651	1,389,460
Woodward, Inc.	36,442	4,428,796
		63,035,642
Marine – 0.2%
Kirby Corp. (A)	37,711	1,954,561
Professional services – 1.1%
ASGN, Inc. (A)	32,977	2,754,569
CoreLogic, Inc.	48,639	3,760,767
FTI Consulting, Inc. (A)	22,301	2,491,468
Insperity, Inc.	22,280	1,814,038
ManpowerGroup, Inc.	35,935	3,240,618
		14,061,460
Road and rail – 0.9%
Avis Budget Group, Inc. (A)	32,383	1,207,886
Knight-Swift Transportation Holdings, Inc.	78,495	3,282,661
Landstar System, Inc.	23,918	3,220,798
Ryder System, Inc.	33,805	2,087,797
Werner Enterprises, Inc.	36,457	1,429,844
		11,228,986
Trading companies and distributors – 0.9%
GATX Corp.	21,984	1,828,629
MSC Industrial Direct Company, Inc., Class A	28,595	2,413,132
Univar Solutions, Inc. (A)	106,192	2,018,710
Watsco, Inc.	20,505	4,645,408
		10,905,879
		227,764,823
Information technology – 17.1%
Communications equipment – 1.0%
Ciena Corp. (A)	96,508	5,100,448
InterDigital, Inc.	19,350	1,174,158
Lumentum Holdings, Inc. (A)	47,235	4,477,878
NetScout Systems, Inc. (A)	45,511	1,247,912
ViaSat, Inc. (A)	40,280	1,315,142
		13,315,538
Electronic equipment, instruments and components – 3.8%
Arrow Electronics, Inc. (A)	47,235	4,595,966
Avnet, Inc.	62,045	2,178,400
Belden, Inc.	27,962	1,171,608
Cognex Corp.	109,199	8,767,042
Coherent, Inc. (A)	15,236	2,285,705
II-VI, Inc. (A)	64,765	4,919,549
Jabil, Inc.	84,110	3,577,198
Littelfuse, Inc.	15,290	3,893,751
National Instruments Corp.	81,941	3,600,488
SYNNEX Corp.	25,876	2,107,341

The accompanying notes are an integral part of the financial statements.	89

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Trimble, Inc. (A)	156,431	$10,444,889
Vishay Intertechnology, Inc.	83,265	1,724,418
		49,266,355
IT services – 2.4%
Alliance Data Systems Corp.	29,971	2,220,851
CACI International, Inc., Class A (A)	15,764	3,930,438
Concentrix Corp. (A)	25,621	2,528,793
KBR, Inc.	89,418	2,765,699
LiveRamp Holdings, Inc. (A)	41,380	3,028,602
MAXIMUS, Inc.	38,512	2,818,693
Perspecta, Inc.	85,830	2,066,786
Sabre Corp.	198,073	2,380,837
Science Applications International Corp.	36,278	3,433,350
WEX, Inc. (A)	27,572	5,611,729
		30,785,778
Semiconductors and semiconductor equipment – 5.5%
Cirrus Logic, Inc. (A)	36,248	2,979,586
CMC Materials, Inc.	18,250	2,761,225
Cree, Inc. (A)	68,894	7,295,875
Enphase Energy, Inc. (A)	78,993	13,860,903
First Solar, Inc. (A)	52,972	5,239,990
MKS Instruments, Inc.	34,456	5,183,905
Monolithic Power Systems, Inc.	26,518	9,711,687
Semtech Corp. (A)	40,574	2,924,980
Silicon Laboratories, Inc. (A)	27,509	3,502,996
SolarEdge Technologies, Inc. (A)	32,026	10,220,137
Synaptics, Inc. (A)	21,501	2,072,696
Universal Display Corp.	26,801	6,158,870
		71,912,850
Software – 4.2%
ACI Worldwide, Inc. (A)	73,107	2,809,502
Blackbaud, Inc.	31,139	1,792,361
CDK Global, Inc.	75,847	3,931,150
Ceridian HCM Holding, Inc. (A)	81,281	8,661,303
CommVault Systems, Inc. (A)	29,627	1,640,447
Fair Isaac Corp. (A)	18,215	9,308,594
j2 Global, Inc. (A)	26,778	2,615,943
Manhattan Associates, Inc. (A)	39,649	4,170,282
Paylocity Holding Corp. (A)	23,454	4,829,413
PTC, Inc. (A)	65,643	7,851,559
Qualys, Inc. (A)	20,952	2,553,420
Sailpoint Technologies Holdings, Inc. (A)	56,959	3,032,497
Teradata Corp. (A)	68,466	1,538,431
		54,734,902
Technology hardware, storage and peripherals – 0.2%
NCR Corp. (A)	80,651	3,030,058
		223,045,481
Materials – 5.6%
Chemicals – 2.6%
Ashland Global Holdings, Inc.	34,184	2,707,373
Avient Corp.	57,434	2,313,442
Cabot Corp.	35,465	1,591,669
Ingevity Corp. (A)	25,927	1,963,452
Minerals Technologies, Inc.	21,024	1,306,011
NewMarket Corp.	4,597	1,830,939
Olin Corp.	89,242	2,191,784
RPM International, Inc.	81,217	7,372,879
Sensient Technologies Corp.	26,256	1,936,905
The Chemours Company	103,164	2,557,436
The Scotts Miracle-Gro Company	25,438	5,065,723
Valvoline, Inc.	116,226	2,689,470
		33,527,083
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction materials – 0.2%
Eagle Materials, Inc.	26,229	$2,658,309
Containers and packaging – 1.0%
AptarGroup, Inc.	40,498	5,543,771
Greif, Inc., Class A	16,609	778,630
O-I Glass, Inc.	98,588	1,173,197
Silgan Holdings, Inc.	48,754	1,807,798
Sonoco Products Company	62,626	3,710,591
		13,013,987
Metals and mining – 1.5%
Commercial Metals Company	74,790	1,536,187
Compass Minerals International, Inc.	21,321	1,315,932
Reliance Steel & Aluminum Company	39,837	4,770,481
Royal Gold, Inc.	40,969	4,357,463
Steel Dynamics, Inc.	124,867	4,603,846
United States Steel Corp.	138,424	2,321,370
Worthington Industries, Inc.	22,652	1,162,954
		20,068,233
Paper and forest products – 0.3%
Domtar Corp.	34,668	1,097,242
Louisiana-Pacific Corp.	68,304	2,538,860
		3,636,102
		72,903,714
Real estate – 8.9%
Equity real estate investment trusts – 8.5%
American Campus Communities, Inc.	85,863	3,672,361
Apartment Income REIT Corp. (A)	92,988	3,571,669
Brixmor Property Group, Inc.	184,680	3,056,454
Camden Property Trust	60,920	6,087,126
CoreSite Realty Corp.	26,716	3,346,980
Corporate Office Properties Trust	70,465	1,837,727
Cousins Properties, Inc.	92,613	3,102,536
CyrusOne, Inc.	75,330	5,510,390
Douglas Emmett, Inc.	102,730	2,997,661
EastGroup Properties, Inc.	24,706	3,410,910
EPR Properties	46,866	1,523,145
First Industrial Realty Trust, Inc.	80,747	3,401,871
Healthcare Realty Trust, Inc.	85,455	2,529,468
Highwoods Properties, Inc.	64,630	2,561,287
Hudson Pacific Properties, Inc.	94,973	2,281,251
JBG SMITH Properties	69,473	2,172,421
Kilroy Realty Corp.	65,418	3,754,993
Lamar Advertising Company, Class A	53,958	4,490,385
Life Storage, Inc.	30,409	3,630,531
Medical Properties Trust, Inc.	335,184	7,303,659
National Retail Properties, Inc.	108,376	4,434,746
Omega Healthcare Investors, Inc.	141,887	5,153,336
Park Hotels & Resorts, Inc.	146,533	2,513,041
Pebblebrook Hotel Trust	82,200	1,545,360
Physicians Realty Trust	130,741	2,327,190
PotlatchDeltic Corp.	42,003	2,100,990
PS Business Parks, Inc.	12,601	1,674,295
Rayonier, Inc.	85,747	2,519,247
Rexford Industrial Realty, Inc.	81,669	4,010,765
Sabra Health Care REIT, Inc.	129,118	2,242,780
Service Properties Trust	103,388	1,187,928
Spirit Realty Capital, Inc.	71,350	2,866,130
STORE Capital Corp.	147,724	5,019,662
The Macerich Company	70,412	751,296
Urban Edge Properties	68,905	891,631
Weingarten Realty Investors	75,637	1,639,054
		111,120,276

The accompanying notes are an integral part of the financial statements.	90

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate management and development – 0.4%
Jones Lang LaSalle, Inc. (A)	32,071	$4,758,374
		115,878,650
Utilities – 3.4%
Electric utilities – 1.1%
ALLETE, Inc.	32,588	2,018,501
Hawaiian Electric Industries, Inc.	68,579	2,427,011
IDACORP, Inc.	31,431	3,018,319
OGE Energy Corp.	124,922	3,980,015
PNM Resources, Inc.	50,033	2,428,101
		13,871,947
Gas utilities – 1.2%
National Fuel Gas Company	56,546	2,325,737
New Jersey Resources Corp.	60,256	2,142,101
ONE Gas, Inc.	33,241	2,551,912
Southwest Gas Holdings, Inc.	35,521	2,157,901
Spire, Inc.	32,337	2,070,861
UGI Corp.	130,142	4,549,764
		15,798,276
Multi-utilities – 0.6%
Black Hills Corp.	39,412	2,421,867
MDU Resources Group, Inc.	124,975	3,291,842
NorthWestern Corp.	31,768	1,852,392
		7,566,101
Water utilities – 0.5%
Essential Utilities, Inc.	139,595	6,601,448
		43,837,772
TOTAL COMMON STOCKS (Cost $1,008,798,874)		$1,286,261,775
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 2.5%
U.S. Government Agency – 0.8%
Federal Home Loan Bank Discount Note 0.040%, 02/19/2021 *	$10,000,000	$9,998,978
Short-term funds – 0.5%
John Hancock Collateral Trust, 0.1386% (C)(D)	717,391	7,178,283
Repurchase agreement – 1.2%
Repurchase Agreement with State Street Corp. dated 12-31-20 at 0.000% to be repurchased at $15,868,000 on 1-4-21, collateralized by $16,204,300 U.S. Treasury Bills, 0.000% due 12-30-21 (valued at $16,185,454)	$15,868,000	15,868,000
TOTAL SHORT-TERM INVESTMENTS (Cost $33,046,205)		$33,045,261
Total Investments (Mid Cap Index Trust) (Cost $1,041,845,079) – 101.2%		$1,319,307,036
Other assets and liabilities, net – (1.2%)		(15,341,714)
TOTAL NET ASSETS – 100.0%		$1,303,965,322
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-20.
(C)	The rate shown is the annualized seven-day yield as of 12-31-20.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P Mid 400 Index E-Mini Futures	90	Long	Mar 2021	$20,311,746	$20,731,500	$419,754
						$419,754
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Mid Cap Stock Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 95.1%
Communication services – 9.4%
Entertainment – 2.5%
Spotify Technology SA (A)	79,229	$24,930,197
Interactive media and services – 6.9%
Match Group, Inc. (A)	223,818	33,839,043
Snap, Inc., Class A (A)	369,842	18,517,989
Twitter, Inc. (A)	287,215	15,552,692
		67,909,724
		92,839,921
Consumer discretionary – 24.5%
Automobiles – 1.9%
Thor Industries, Inc.	201,763	18,761,941
Diversified consumer services – 2.5%
Chegg, Inc. (A)	271,590	24,532,725
Mid Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure – 5.1%
DraftKings, Inc., Class A (A)	575,211	$26,781,824
Penn National Gaming, Inc. (A)	128,534	11,101,482
Planet Fitness, Inc., Class A (A)	155,957	12,106,942
		49,990,248
Household durables – 1.8%
Lennar Corp., A Shares	232,965	17,758,922
Leisure products – 1.5%
Peloton Interactive, Inc., Class A (A)	30,049	4,559,034
Polaris, Inc.	109,674	10,449,739
		15,008,773
Multiline retail – 0.8%
Ollie's Bargain Outlet Holdings, Inc. (A)	100,194	8,192,863

The accompanying notes are an integral part of the financial statements.	91

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Mid Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail – 8.9%
Burlington Stores, Inc. (A)	114,701	$30,000,047
Five Below, Inc. (A)	117,869	20,624,718
Floor & Decor Holdings, Inc., Class A (A)	230,494	21,401,368
JAND, Inc., Class A (A)(B)(C)	28,798	745,292
Ross Stores, Inc.	123,694	15,190,860
		87,962,285
Textiles, apparel and luxury goods – 2.0%
Lululemon Athletica, Inc. (A)	57,515	20,016,945
		242,224,702
Consumer staples – 3.6%
Beverages – 3.6%
Monster Beverage Corp. (A)	250,651	23,180,204
The Boston Beer Company, Inc., Class A (A)	12,919	12,845,233
		36,025,437
Financials – 2.7%
Capital markets – 2.7%
Ares Management Corp., Class A	206,065	9,695,358
BowX Acquisition Corp. (A)	832,870	8,911,709
Churchill Capital Corp. IV (A)	815,670	8,401,401
		27,008,468
Health care – 21.5%
Biotechnology – 6.6%
Apellis Pharmaceuticals, Inc. (A)	88,981	5,089,713
Ascendis Pharma A/S, ADR (A)	40,046	6,678,872
Exact Sciences Corp. (A)	207,810	27,532,747
Galapagos NV (A)	73,598	7,284,309
Galapagos NV, ADR (A)	4,557	451,052
Kodiak Sciences, Inc. (A)	71,856	10,556,365
Seagen, Inc. (A)	43,299	7,583,387
		65,176,445
Health care equipment and supplies – 11.7%
ABIOMED, Inc. (A)	66,357	21,512,939
Align Technology, Inc. (A)	76,667	40,969,314
DexCom, Inc. (A)	70,000	25,880,400
Insulet Corp. (A)	56,061	14,330,873
Tandem Diabetes Care, Inc. (A)	135,746	12,988,177
		115,681,703
Health care technology – 1.1%
Multiplan Corp. (A)(D)	1,331,324	10,637,279
Life sciences tools and services – 1.0%
Agilent Technologies, Inc.	84,855	10,054,469
Pharmaceuticals – 1.1%
Elanco Animal Health, Inc. (A)	296,442	9,091,876
Reata Pharmaceuticals, Inc., Class A (A)	17,931	2,216,630
		11,308,506
		212,858,402
Industrials – 5.9%
Commercial services and supplies – 1.6%
Copart, Inc. (A)	122,068	15,533,153
Machinery – 1.4%
Fortive Corp.	190,293	13,476,550
Professional services – 2.9%
CoStar Group, Inc. (A)	31,428	29,048,272
		58,057,975
Information technology – 27.5%
Electronic equipment, instruments and components – 0.2%
Vontier Corp. (A)	41,773	1,395,218
Mid Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services – 6.8%
GoDaddy, Inc., Class A (A)	250,433	$20,773,417
Leidos Holdings, Inc.	188,176	19,781,061
Square, Inc., Class A (A)	123,153	26,803,019
		67,357,497
Semiconductors and semiconductor equipment – 2.2%
Marvell Technology Group, Ltd.	359,097	17,071,471
MKS Instruments, Inc.	31,102	4,679,296
		21,750,767
Software – 18.3%
2U, Inc. (A)	291,369	11,657,674
Fair Isaac Corp. (A)	56,592	28,920,776
Guidewire Software, Inc. (A)	188,050	24,207,677
MarkLogic Corp. (A)(C)	253,035	70,850
Paycom Software, Inc. (A)	44,375	20,068,594
Proofpoint, Inc. (A)	77,137	10,522,258
RingCentral, Inc., Class A (A)	61,465	23,293,391
Skillz, Inc. (A)	441,168	8,823,360
Splunk, Inc. (A)	156,260	26,547,011
Workday, Inc., Class A (A)	112,874	27,045,739
		181,157,330
		271,660,812
TOTAL COMMON STOCKS (Cost $633,170,230)		$940,675,717
PREFERRED SECURITIES – 2.0%
Consumer discretionary – 1.2%
Diversified consumer services – 0.3%
The Honest Company, Inc., Series C (A)(B)(C)	75,561	2,702,061
Internet and direct marketing retail – 0.8%
Coupang LLC (A)(B)(C)	707,162	7,616,135
One Kings Lane, Inc. (A)(C)	302,694	48,431
		7,664,566
Specialty retail – 0.1%
JAND, Inc., Series D (A)(B)(C)	64,307	1,664,265
		12,030,892
Information technology – 0.7%
Software – 0.7%
Essence Group Holdings Corp. (A)(B)(C)	1,663,188	4,806,613
Lookout, Inc., Series F (A)(B)(C)	211,003	1,903,247
		6,709,860
Real estate – 0.1%
Real estate management and development – 0.1%
The We Company, Inc., Series D1 (A)(B)(C)	92,333	728,507
The We Company, Inc., Series D2 (A)(B)(C)	81,039	639,398
		1,367,905
TOTAL PREFERRED SECURITIES (Cost $14,044,089)		$20,108,657
EXCHANGE-TRADED FUNDS – 0.9%
iShares Russell Mid-Cap Growth ETF (D)	81,344	8,349,962
TOTAL EXCHANGE-TRADED FUNDS (Cost $8,134,750)		$8,349,962
SHORT-TERM INVESTMENTS – 2.1%
Short-term funds – 0.8%
John Hancock Collateral Trust, 0.1386% (E)(F)	777,858	7,783,323

The accompanying notes are an integral part of the financial statements.	92

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Mid Cap Stock Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement – 1.3%
Deutsche Bank Tri-Party Repurchase Agreement dated 12-31-20 at 0.070% to be repurchased at $12,700,099 on 1-4-21, collateralized by $12,955,000 Federal Home Loan Bank, 0.110% due 5-4-21 (valued at $12,956,069)	$12,700,000	$12,700,000
TOTAL SHORT-TERM INVESTMENTS (Cost $20,483,610)		$20,483,323
Total Investments (Mid Cap Stock Trust) (Cost $675,832,679) – 100.1%		$989,617,659
Other assets and liabilities, net – (0.1%)		(729,236)
TOTAL NET ASSETS – 100.0%		$988,888,423
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to financial statements.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	All or a portion of this security is on loan as of 12-31-20.
(E)	The rate shown is the annualized seven-day yield as of 12-31-20.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Mid Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.8%
Communication services – 5.9%
Entertainment – 0.2%
Madison Square Garden Sports Corp. (A)	6,400	$1,178,240
Media – 5.4%
AMC Networks, Inc., Class A (A)(B)	49,643	1,775,730
DISH Network Corp., Class A (A)	97,667	3,158,551
Fox Corp., Class A	87,853	2,558,279
News Corp., Class A	713,874	12,828,316
Scholastic Corp.	104,440	2,611,000
ViacomCBS, Inc., Class B	259,390	9,664,871
		32,596,747
Wireless telecommunication services – 0.3%
Telephone & Data Systems, Inc.	94,769	1,759,860
		35,534,847
Consumer discretionary – 3.3%
Diversified consumer services – 0.8%
Strategic Education, Inc.	49,423	4,711,495
Hotels, restaurants and leisure – 0.5%
Compass Group PLC	155,782	2,905,545
Household durables – 0.3%
Mohawk Industries, Inc. (A)	12,036	1,696,474
Multiline retail – 0.4%
Nordstrom, Inc. (B)	92,612	2,890,421
Specialty retail – 0.2%
Tiffany & Company	8,271	1,087,223
Textiles, apparel and luxury goods – 1.1%
Ralph Lauren Corp.	64,424	6,683,346
		19,974,504
Consumer staples – 8.6%
Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Beverages – 0.7%
Carlsberg A/S, Class B	24,881	$3,988,732
Food and staples retailing – 1.7%
Sysco Corp.	127,470	9,465,922
The Kroger Company	24,516	778,628
		10,244,550
Food products – 6.2%
Bunge, Ltd.	276,393	18,125,853
Campbell Soup Company	9,598	464,063
Flowers Foods, Inc.	562,765	12,735,372
The Kraft Heinz Company	158,191	5,482,900
Tootsie Roll Industries, Inc. (B)	25,982	771,665
		37,579,853
		51,813,135
Energy – 11.1%
Energy equipment and services – 1.7%
Frank's International NV (A)	860,637	2,358,145
National Oilwell Varco, Inc.	202,286	2,777,387
Schlumberger NV	138,150	3,015,815
SEACOR Marine Holdings, Inc. (A)(B)	98,958	268,176
Tidewater, Inc. (A)	218,777	1,890,233
		10,309,756
Oil, gas and consumable fuels – 9.4%
Apache Corp.	63,629	902,896
Cameco Corp. (New York Stock Exchange)	593,355	7,950,957
Canadian Natural Resources, Ltd.	340,713	8,194,148
EQT Corp.	929,729	11,816,856
Equinor ASA	31,941	539,052
Equinor ASA (Frankfurt Stock Exchange)	124,931	2,122,998
Equitrans Midstream Corp.	428,365	3,444,055
Hess Corp.	100,708	5,316,375
Imperial Oil, Ltd. (B)	714,022	13,587,839
NAC Kazatomprom JSC, GDR	156,999	2,828,133
		56,703,309
		67,013,065
Financials – 16.7%
Banks – 3.2%
Fifth Third Bancorp	362,407	9,991,561
Popular, Inc.	63,189	3,558,804
Westamerica Bancorporation	100,477	5,555,373
		19,105,738
Capital markets – 5.1%
Lazard, Ltd., Class A	212,276	8,979,275
Northern Trust Corp.	92,064	8,574,841
State Street Corp.	166,775	12,137,885
The Charles Schwab Corp.	21,572	1,144,179
		30,836,180
Consumer finance – 0.3%
Ally Financial, Inc.	43,666	1,557,130
Diversified financial services – 1.1%
Groupe Bruxelles Lambert SA	66,012	6,653,616
Insurance – 6.4%
Brighthouse Financial, Inc. (A)	135,338	4,899,912
Brown & Brown, Inc.	152,746	7,241,688
CNA Financial Corp.	162,259	6,321,611
Kemper Corp.	63,534	4,881,317
Loews Corp.	248,407	11,183,283
Marsh & McLennan Companies, Inc.	35,042	4,099,914
		38,627,725

The accompanying notes are an integral part of the financial statements.	93

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance – 0.6%
Capitol Federal Financial, Inc.	315,227	$3,940,338
		100,720,727
Health care – 15.9%
Biotechnology – 1.6%
Alkermes PLC (A)	207,907	4,147,745
BioMarin Pharmaceutical, Inc. (A)	28,615	2,509,249
Incyte Corp. (A)	27,038	2,351,765
Ionis Pharmaceuticals, Inc. (A)	15,331	866,815
		9,875,574
Health care equipment and supplies – 5.3%
Alcon, Inc. (A)	7,960	528,513
Baxter International, Inc.	76,147	6,110,035
Dentsply Sirona, Inc.	177,034	9,269,500
Hologic, Inc. (A)	97,253	7,082,936
Zimmer Biomet Holdings, Inc.	59,776	9,210,884
		32,201,868
Health care providers and services – 7.6%
AmerisourceBergen Corp.	600	58,656
Cardinal Health, Inc.	252,659	13,532,416
Covetrus, Inc. (A)	206,377	5,931,275
Patterson Companies, Inc.	393,335	11,654,516
Select Medical Holdings Corp. (A)	518,659	14,346,108
		45,522,971
Pharmaceuticals – 1.4%
Jazz Pharmaceuticals PLC (A)	11,590	1,912,930
Perrigo Company PLC	127,950	5,721,924
Royalty Pharma PLC, Class A	17,761	888,938
		8,523,792
		96,124,205
Industrials – 9.1%
Aerospace and defense – 2.0%
Textron, Inc.	247,377	11,955,730
Air freight and logistics – 1.3%
CH Robinson Worldwide, Inc.	82,786	7,771,122
Airlines – 0.8%
Southwest Airlines Company	111,131	5,179,816
Commercial services and supplies – 0.5%
Cintas Corp.	8,372	2,959,167
Machinery – 2.9%
AGCO Corp.	60,022	6,187,668
CNH Industrial NV (A)	229,870	2,951,531
PACCAR, Inc.	75,940	6,552,103
Xylem, Inc.	19,218	1,956,200
		17,647,502
Marine – 0.5%
SEACOR Holdings, Inc. (A)	73,888	3,062,658
Road and rail – 1.1%
JB Hunt Transport Services, Inc.	34,172	4,669,604
Ryder System, Inc.	29,621	1,829,393
		6,498,997
		55,074,992
Information technology – 2.9%
Electronic equipment, instruments and components – 1.0%
National Instruments Corp.	142,378	6,256,089
IT services – 0.6%
Cognizant Technology Solutions Corp., Class A	42,897	3,515,409
Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment – 1.3%
Applied Materials, Inc.	91,696	$7,913,365
		17,684,863
Materials – 11.6%
Chemicals – 2.7%
Corteva, Inc.	202,405	7,837,122
PPG Industries, Inc.	17,377	2,506,111
Westlake Chemical Corp.	71,712	5,851,699
		16,194,932
Construction materials – 1.5%
Summit Materials, Inc., Class A (A)	234,386	4,706,471
Vulcan Materials Company	27,224	4,037,591
		8,744,062
Metals and mining – 7.4%
Barrick Gold Corp.	214,386	4,883,713
Cia de Minas Buenaventura SAA, ADR (A)	524,653	6,395,520
Endeavour Mining Corp. (A)(B)	61,300	1,426,433
Franco-Nevada Corp.	71,873	9,011,651
Freeport-McMoRan, Inc.	442,870	11,523,477
Fresnillo PLC	593,799	9,171,579
Gold Fields, Ltd., ADR	251,458	2,331,016
		44,743,389
		69,682,383
Real estate – 7.2%
Equity real estate investment trusts – 6.8%
Apartment Income REIT Corp. (A)	78,676	3,021,952
Apartment Investment and Management Company, Class A	417,176	2,202,689
Equity Commonwealth	170,604	4,654,077
Equity Residential	68,140	4,039,339
Rayonier, Inc.	335,060	9,844,063
Regency Centers Corp.	99,028	4,514,687
Weyerhaeuser Company	384,469	12,891,246
		41,168,053
Real estate management and development – 0.4%
The St. Joe Company	48,561	2,061,414
		43,229,467
Utilities – 5.5%
Electric utilities – 3.7%
FirstEnergy Corp.	336,396	10,297,082
PG&E Corp. (A)	956,053	11,912,420
		22,209,502
Gas utilities – 0.6%
National Fuel Gas Company	91,562	3,765,945
Independent power and renewable electricity producers – 0.3%
Vistra Corp.	85,240	1,675,818
Multi-utilities – 0.9%
CenterPoint Energy, Inc.	240,803	5,210,977
		32,862,242
TOTAL COMMON STOCKS (Cost $489,940,355)		$589,714,430
PREFERRED SECURITIES – 0.3%
Consumer staples – 0.3%
Food products – 0.3%
Bunge, Ltd., 4.875%	13,902	1,515,318
TOTAL PREFERRED SECURITIES (Cost $1,574,182)		$1,515,318

The accompanying notes are an integral part of the financial statements.	94

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS - 0.2%
Energy - 0.2%
Weatherford International, Ltd. 11.000%, 12/01/2024 (C)	$1,427,000	$1,113,060
TOTAL CORPORATE BONDS (Cost $1,045,310)		$1,113,060
SHORT-TERM INVESTMENTS – 2.2%
Short-term funds – 2.2%
John Hancock Collateral Trust, 0.1386% (D)(E)	300,087	3,002,702
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0300% (D)	2,000,044	2,000,044
T. Rowe Price Government Reserve Fund, 0.0753% (D)	8,485,831	8,485,831
TOTAL SHORT-TERM INVESTMENTS (Cost $13,488,745)		$13,488,577
Total Investments (Mid Value Trust) (Cost $506,048,592) – 100.5%		$605,831,385
Other assets and liabilities, net – (0.5%)		(3,064,514)
TOTAL NET ASSETS – 100.0%		$602,766,871
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-20.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 12-31-20.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Real Estate Securities Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.1%
Consumer discretionary – 4.6%
Hotels, restaurants and leisure – 4.6%
Casinos and gaming – 1.8%
Caesars Entertainment, Inc. (A)	76,151	$5,655,735
Hotels, resorts and cruise lines – 1.0%
Hyatt Hotels Corp., Class A	42,971	3,190,597
Leisure facilities – 1.8%
Vail Resorts, Inc.	20,240	5,646,150
		14,492,482
Health care – 2.2%
Health care providers and services – 2.2%
Health care facilities – 2.2%
Brookdale Senior Living, Inc. (A)	488,177	2,162,624
HCA Healthcare, Inc.	28,544	4,694,346
		6,856,970
Real estate – 91.3%
Equity real estate investment trusts – 90.1%
Health care REITs – 6.5%
Healthpeak Properties, Inc.	461,429	13,948,999
Medical Properties Trust, Inc.	300,586	6,549,769
		20,498,768
Real Estate Securities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotel and resort REITs – 3.9%
MGM Growth Properties LLC, Class A	149,016	$4,664,201
Pebblebrook Hotel Trust	229,031	4,305,783
Ryman Hospitality Properties, Inc.	49,878	3,379,733
		12,349,717
Industrial REITs – 15.0%
Americold Realty Trust	105,284	3,930,252
Innovative Industrial Properties, Inc.	28,899	5,292,274
Prologis, Inc.	286,407	28,543,322
Rexford Industrial Realty, Inc.	187,551	9,210,630
		46,976,478
Office REITs – 11.3%
Alexandria Real Estate Equities, Inc.	72,400	12,903,128
Boston Properties, Inc.	57,330	5,419,405
Douglas Emmett, Inc.	221,400	6,460,452
JBG SMITH Properties	123,637	3,866,129
SL Green Realty Corp.	114,474	6,820,361
		35,469,475
Residential REITs – 17.5%
American Homes 4 Rent, Class A	375,898	11,276,940
Camden Property Trust	99,948	9,986,804
Independence Realty Trust, Inc.	518,203	6,959,466
NexPoint Residential Trust, Inc.	76,100	3,219,791
Sun Communities, Inc.	75,543	11,478,759
UDR, Inc.	313,451	12,045,922
		54,967,682
Retail REITs – 9.8%
Agree Realty Corp.	55,744	3,711,436
Brixmor Property Group, Inc.	854,480	14,141,644
Retail Opportunity Investments Corp.	503,156	6,737,259
Simon Property Group, Inc.	73,819	6,295,284
		30,885,623
Specialized REITs – 26.1%
American Tower Corp.	38,375	8,613,653
Crown Castle International Corp.	64,749	10,307,393
Equinix, Inc.	30,835	22,021,740
Extra Space Storage, Inc.	61,586	7,135,354
Four Corners Property Trust, Inc.	108,334	3,225,103
Gaming and Leisure Properties, Inc.	3,348	141,955
Life Storage, Inc.	76,741	9,162,108
PotlatchDeltic Corp.	125,718	6,288,414
QTS Realty Trust, Inc., Class A	64,524	3,992,745
VICI Properties, Inc.	437,131	11,146,839
		82,035,304
		283,183,047
Real estate management and development – 1.2%
Real estate services – 1.2%
Jones Lang LaSalle, Inc. (A)	25,651	3,805,839
		286,988,886
TOTAL COMMON STOCKS (Cost $291,287,128)		$308,338,338

The accompanying notes are an integral part of the financial statements.	95

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Real Estate Securities Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 1.4%
Short-term funds – 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0300% (B)	4,410,438	$4,410,438
TOTAL SHORT-TERM INVESTMENTS (Cost $4,410,438)		$4,410,438
Total Investments (Real Estate Securities Trust) (Cost $295,697,566) – 99.5%		$312,748,776
Other assets and liabilities, net – 0.5%		1,470,815
TOTAL NET ASSETS – 100.0%		$314,219,591
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 12-31-20.
Science & Technology Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 95.8%
Communication services – 15.7%
Entertainment – 0.4%
NetEase, Inc., ADR	16,725	$1,601,753
Netflix, Inc. (A)	3,090	1,670,856
Spotify Technology SA (A)	1,715	539,642
Take-Two Interactive Software, Inc. (A)	2,960	615,058
Zynga, Inc., Class A (A)	50,590	499,323
		4,926,632
Interactive media and services – 14.9%
Alphabet, Inc., Class A (A)	3,760	6,589,926
Alphabet, Inc., Class C (A)	40,868	71,595,828
Baidu, Inc., ADR (A)	52,370	11,324,489
Facebook, Inc., Class A (A)	159,029	43,440,362
Mail.Ru Group, Ltd., GDR (A)	584,000	15,305,212
NAVER Corp. (A)	13,737	3,703,070
Pinterest, Inc., Class A (A)	174,344	11,489,270
Snap, Inc., Class A (A)	140,345	7,027,074
Tencent Holdings, Ltd.	8,000	575,630
Yandex NV, Class A (A)	4,635	322,503
Zillow Group, Inc., Class A (A)	13,570	1,844,706
ZoomInfo Technologies, Inc., Class A (A)(B)	19,390	935,180
		174,153,250
Media – 0.3%
News Corp., Class A	173,497	3,117,741
Wireless telecommunication services – 0.1%
SoftBank Group Corp.	8,100	628,844
		182,826,467
Consumer discretionary – 19.5%
Automobiles – 0.4%
Tesla, Inc. (A)	7,035	4,964,388
Hotels, restaurants and leisure – 0.3%
Airbnb, Inc., Class A (A)	3,986	585,145
Airbnb, Inc., Class B (A)(C)	17,248	2,364,261
		2,949,406
Internet and direct marketing retail – 18.8%
Alibaba Group Holding, Ltd., ADR (A)	91,063	21,193,092
Amazon.com, Inc. (A)	15,116	49,231,754
boohoo Group PLC (A)	1,052,131	4,939,006
Booking Holdings, Inc. (A)	16,261	36,217,637
Delivery Hero SE (A)(D)	87,087	13,619,440
DoorDash, Inc., Class A (A)	6,722	959,566
Science & Technology Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet and direct marketing retail (continued)
Etsy, Inc. (A)	53,237	$9,471,395
Expedia Group, Inc.	13,520	1,790,048
JD.com, Inc., ADR (A)	15,355	1,349,705
Naspers, Ltd., N Shares	48,102	9,850,068
Ozon Holdings PLC, ADR (A)	12,980	537,502
Tongcheng-Elong Holdings, Ltd. (A)	3,094,000	5,996,594
Trip.com Group, Ltd., ADR (A)	890,971	30,052,452
Zalando SE (A)(D)	310,841	34,575,293
		219,783,552
		227,697,346
Health care – 0.9%
Health care equipment and supplies – 0.7%
Intuitive Surgical, Inc. (A)	9,815	8,029,652
Health care technology – 0.2%
Veeva Systems, Inc., Class A (A)	10,130	2,757,893
		10,787,545
Industrials – 0.7%
Electrical equipment – 0.5%
Array Technologies, Inc. (A)	105,825	4,565,291
Bloom Energy Corp., Class A (A)	30,625	877,713
		5,443,004
Road and rail – 0.2%
Lyft, Inc., Class A (A)	55,170	2,710,502
		8,153,506
Information technology – 58.9%
Communications equipment – 1.1%
Arista Networks, Inc. (A)	2,180	633,443
Cisco Systems, Inc.	251,391	11,249,747
F5 Networks, Inc. (A)	5,080	893,775
		12,776,965
Electronic equipment, instruments and components – 1.8%
Amphenol Corp., Class A	9,630	1,259,315
Cognex Corp.	14,235	1,142,857
Flex, Ltd. (A)	306,780	5,515,904
IPG Photonics Corp. (A)	8,950	2,002,921
Samsung SDI Company, Ltd.	19,848	11,502,859
		21,423,856
IT services – 10.2%
Adyen NV (A)(D)	850	1,975,010
Fidelity National Information Services, Inc.	20,583	2,911,671
Fiserv, Inc. (A)	35,362	4,026,317
Global Payments, Inc.	24,416	5,259,695
Mastercard, Inc., Class A	3,910	1,395,635
MongoDB, Inc. (A)	38,600	13,858,944
Okta, Inc. (A)	72,535	18,442,749
PayPal Holdings, Inc. (A)	63,305	14,826,031
Shopify, Inc., Class A (A)	3,330	3,769,394
Snowflake, Inc., Class A (A)(B)	9,016	2,537,102
Square, Inc., Class A (A)	65,540	14,264,126
Twilio, Inc., Class A (A)	85,570	28,965,445
Visa, Inc., Class A	11,040	2,414,779
Wix.com, Ltd. (A)	15,644	3,910,374
		118,557,272
Semiconductors and semiconductor equipment – 16.6%
Advanced Micro Devices, Inc. (A)	75,765	6,948,408
Applied Materials, Inc.	214,408	18,503,410
Cree, Inc. (A)	24,300	2,573,370
Infineon Technologies AG	147,735	5,641,794
Lam Research Corp.	27,707	13,085,185
Marvell Technology Group, Ltd.	53,520	2,544,341
Maxim Integrated Products, Inc.	155,580	13,792,167

The accompanying notes are an integral part of the financial statements.	96

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Science & Technology Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Micron Technology, Inc. (A)	602,372	$45,286,327
NVIDIA Corp.	18,551	9,687,332
NXP Semiconductors NV	36,925	5,871,444
ON Semiconductor Corp. (A)	20,445	669,165
Qorvo, Inc. (A)	27,335	4,544,990
QUALCOMM, Inc.	201,146	30,642,582
SK Hynix, Inc.	15,290	1,670,103
Skyworks Solutions, Inc.	24,960	3,815,885
STMicroelectronics NV	85,970	3,180,524
STMicroelectronics NV, NYRS (B)	163,922	6,084,785
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	100,670	10,977,057
Teradyne, Inc.	43,140	5,172,055
Tokyo Electron, Ltd.	9,600	3,586,203
		194,277,127
Software – 20.4%
Alteryx, Inc., Class A (A)	26,220	3,193,334
Autodesk, Inc. (A)	4,825	1,473,266
Avalara, Inc. (A)	5,300	873,917
Citrix Systems, Inc.	146,100	19,007,610
Cloudflare, Inc., Class A (A)	12,255	931,257
Coupa Software, Inc. (A)	2,870	972,672
Crowdstrike Holdings, Inc., Class A (A)	73,435	15,555,002
CyberArk Software, Ltd. (A)	17,160	2,772,884
Datadog, Inc., Class A (A)	48,160	4,740,870
DocuSign, Inc. (A)	26,460	5,882,058
FireEye, Inc. (A)	157,570	3,633,564
HubSpot, Inc. (A)	33,925	13,449,227
Intuit, Inc.	14,358	5,453,886
McAfee Corp., Class A	281,291	4,694,747
Microsoft Corp.	120,361	26,770,694
NortonLifeLock, Inc.	553,800	11,507,964
Palo Alto Networks, Inc. (A)	15,860	5,636,485
Paycom Software, Inc. (A)	55,795	25,233,289
RingCentral, Inc., Class A (A)	40,625	15,395,656
salesforce.com, Inc. (A)	131,574	29,279,162
ServiceNow, Inc. (A)	1,100	605,473
Slack Technologies, Inc., Class A (A)	87,261	3,685,905
Splunk, Inc. (A)	26,610	4,520,773
TeamViewer AG (A)(D)	109,729	5,894,356
The Trade Desk, Inc., Class A (A)	2,470	1,978,470
Varonis Systems, Inc. (A)	20,375	3,333,554
Workday, Inc., Class A (A)	26,679	6,392,555
Zendesk, Inc. (A)	10,545	1,509,200
Zoom Video Communications, Inc., Class A (A)	5,380	1,814,782
Zscaler, Inc. (A)	61,237	12,229,641
		238,422,253
Technology hardware, storage and peripherals – 8.8%
Apple, Inc.	308,275	40,905,010
HP, Inc.	13,500	331,965
Pure Storage, Inc., Class A (A)	1,176,322	26,596,640
Samsung Electronics Company, Ltd.	446,762	33,362,161
Seagate Technology PLC	15,245	947,629
		102,143,405
		687,600,878
Real estate – 0.1%
Equity real estate investment trusts – 0.1%
Equinix, Inc.	635	453,504
TOTAL COMMON STOCKS (Cost $771,214,637)		$1,117,519,246
PREFERRED SECURITIES – 0.0%
Industrials – 0.0%
Science & Technology Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Road and rail – 0.0%
DiDi Chuxing, Inc. (A)(C)(E)	9,513	$399,546
TOTAL PREFERRED SECURITIES (Cost $260,905)		$399,546
EXCHANGE-TRADED FUNDS – 0.1%
iShares Expanded Tech Sector ETF (B)	3,560	1,245,395
TOTAL EXCHANGE-TRADED FUNDS (Cost $886,198)		$1,245,395
TERM LOANS (F) – 0.1%
Consumer discretionary – 0.1%
Airbnb, Inc., Term Loan (1 month LIBOR + 7.500%) 8.500%, 04/17/2025	$910,425	984,397
TOTAL TERM LOANS (Cost $889,959)		$984,397
SHORT-TERM INVESTMENTS – 5.6%
Short-term funds – 4.5%
John Hancock Collateral Trust, 0.1386% (G)(H)	988,996	9,895,989
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0300% (G)	500,017	500,017
T. Rowe Price Government Reserve Fund, 0.0753% (G)	41,933,089	41,933,089
		52,329,095
Repurchase agreement – 1.1%
Repurchase Agreement with State Street Corp. dated 12-31-20 at 0.000% to be repurchased at $13,296,000 on 1-4-21, collateralized by $13,577,800 U.S. Treasury Bills, 0.000% due 12-30-21 (valued at $13,562,009)	$13,296,000	13,296,000
TOTAL SHORT-TERM INVESTMENTS (Cost $65,625,339)		$65,625,095
Total Investments (Science & Technology Trust) (Cost $838,877,038) – 101.6%		$1,185,773,679
Other assets and liabilities, net – (1.6%)		(19,050,031)
TOTAL NET ASSETS – 100.0%		$1,166,723,648
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-20.
(C)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to financial statements.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(G)	The rate shown is the annualized seven-day yield as of 12-31-20.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	97

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Small Cap Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.1%
Communication services – 2.3%
Diversified telecommunication services – 0.7%
Alaska Communications Systems Group, Inc.	14,066	$51,904
Anterix, Inc. (A)	2,864	107,686
ATN International, Inc.	2,756	115,091
Bandwidth, Inc., Class A (A)	4,571	702,426
Cincinnati Bell, Inc. (A)	12,317	188,204
Cogent Communications Holdings, Inc.	9,916	593,671
Consolidated Communications Holdings, Inc. (A)	18,231	89,150
IDT Corp., Class B (A)	4,728	58,438
Iridium Communications, Inc. (A)	27,971	1,099,960
Liberty Latin America, Ltd., Class A (A)	14,104	156,978
Liberty Latin America, Ltd., Class C (A)	33,996	377,016
Ooma, Inc. (A)	5,373	77,371
ORBCOMM, Inc. (A)	18,956	140,654
Vonage Holdings Corp. (A)	55,760	717,910
		4,476,459
Entertainment – 0.3%
AMC Entertainment Holdings, Inc., Class A (B)	18,826	39,911
Cinemark Holdings, Inc.	25,373	441,744
Eros STX Global Corp. (A)(B)	38,877	70,756
Glu Mobile, Inc. (A)	35,078	316,053
IMAX Corp. (A)	11,900	214,438
Liberty Media Corp.-Liberty Braves, Class A (A)	3,540	88,040
Liberty Media Corp.-Liberty Braves, Class C (A)	7,609	189,312
LiveXLive Media, Inc. (A)(B)	12,595	41,312
The Marcus Corp.	5,764	77,699
		1,479,265
Interactive media and services – 0.4%
CarGurus, Inc. (A)	20,892	662,903
Cars.com, Inc. (A)	16,146	182,450
Eventbrite, Inc., Class A (A)	15,204	275,192
EverQuote, Inc., Class A (A)	3,440	128,484
Liberty TripAdvisor Holdings, Inc., Class A (A)	18,968	82,321
MediaAlpha, Inc., Class A (A)	2,396	93,612
QuinStreet, Inc. (A)	11,681	250,441
TrueCar, Inc. (A)	25,752	108,158
Yelp, Inc. (A)	17,157	560,519
		2,344,080
Media – 0.8%
AMC Networks, Inc., Class A (A)(B)	6,772	242,234
Boston Omaha Corp., Class A (A)	3,406	94,176
Cardlytics, Inc. (A)	6,231	889,600
comScore, Inc. (A)	17,115	42,616
Daily Journal Corp. (A)	314	126,856
Entercom Communications Corp., Class A	30,094	74,332
Entravision Communications Corp., Class A	15,065	41,429
Fluent, Inc. (A)	10,970	58,251
Gannett Company, Inc. (A)	32,677	109,795
Gray Television, Inc. (A)	20,646	369,357
Hemisphere Media Group, Inc. (A)	5,128	53,126
iHeartMedia, Inc., Class A (A)(B)	14,366	186,471
Loral Space & Communications, Inc.	3,032	63,642
Meredith Corp.	9,504	182,477
MSG Networks, Inc., Class A (A)	7,247	106,821
National CineMedia, Inc.	16,183	60,201
Scholastic Corp.	7,242	181,050
Sinclair Broadcast Group, Inc., Class A	10,628	338,502
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
TechTarget, Inc. (A)	5,564	$328,888
TEGNA, Inc.	51,287	715,454
The EW Scripps Company, Class A	13,508	206,537
Tribune Publishing Company	4,356	59,677
WideOpenWest, Inc. (A)	12,694	135,445
		4,666,937
Wireless telecommunication services – 0.1%
Boingo Wireless, Inc. (A)	10,475	133,242
Gogo, Inc. (A)(B)	13,190	127,020
Shenandoah Telecommunications Company	11,438	494,694
Spok Holdings, Inc.	5,780	64,331
		819,287
		13,786,028
Consumer discretionary – 12.7%
Auto components – 1.4%
Adient PLC (A)	20,906	726,902
American Axle & Manufacturing Holdings, Inc. (A)	26,555	221,469
Cooper Tire & Rubber Company	11,915	482,558
Cooper-Standard Holdings, Inc. (A)	3,973	137,744
Dana, Inc.	34,274	669,028
Dorman Products, Inc. (A)	6,281	545,316
Fox Factory Holding Corp. (A)	9,821	1,038,178
Gentherm, Inc. (A)	7,738	504,672
LCI Industries	5,827	755,645
Modine Manufacturing Company (A)	12,199	153,219
Motorcar Parts of America, Inc. (A)	4,564	89,546
Patrick Industries, Inc.	5,305	362,597
Standard Motor Products, Inc.	4,860	196,636
Stoneridge, Inc. (A)	6,391	193,200
Tenneco, Inc., Class A (A)	12,275	130,115
The Goodyear Tire & Rubber Company	55,157	601,763
Visteon Corp. (A)	6,561	823,537
Workhorse Group, Inc. (A)(B)	22,408	443,230
XPEL, Inc. (A)	4,012	206,859
		8,282,214
Automobiles – 0.1%
Winnebago Industries, Inc.	7,392	443,076
Distributors – 0.1%
Core-Mark Holding Company, Inc.	10,748	315,669
Funko, Inc., Class A (A)	6,609	68,601
		384,270
Diversified consumer services – 0.5%
Adtalem Global Education, Inc. (A)	12,346	419,147
American Public Education, Inc. (A)	3,672	111,923
Aspen Group, Inc. (A)	5,706	63,508
Carriage Services, Inc.	4,147	129,884
Collectors Universe, Inc.	2,208	166,483
Franchise Group, Inc.	5,392	164,186
Houghton Mifflin Harcourt Company (A)	26,308	87,606
Laureate Education, Inc., Class A (A)	25,653	373,508
OneSpaWorld Holdings, Ltd.	11,654	118,172
Perdoceo Education Corp. (A)	16,674	210,593
Regis Corp. (A)	6,055	55,645
Strategic Education, Inc.	5,750	548,148
Stride, Inc. (A)	9,614	204,105
Universal Technical Institute, Inc. (A)	8,187	52,888
Vivint Smart Home, Inc. (A)	18,244	378,563
WW International, Inc. (A)	11,280	275,232
		3,359,591
Hotels, restaurants and leisure – 3.6%
Accel Entertainment, Inc. (A)	11,667	117,837
Bally's Corp.	4,221	212,021

The accompanying notes are an integral part of the financial statements.	98

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Biglari Holdings, Inc., Class B (A)	327	$36,362
BJ's Restaurants, Inc. (A)	5,225	201,110
Bloomin' Brands, Inc.	20,811	404,150
Bluegreen Vacations Holding Corp.	3,355	45,393
Boyd Gaming Corp. (A)	19,147	821,789
Brinker International, Inc.	10,632	601,452
Caesars Entertainment, Inc. (A)	42,657	3,168,135
Carrols Restaurant Group, Inc. (A)	9,060	56,897
Century Casinos, Inc. (A)	7,170	45,816
Churchill Downs, Inc.	8,960	1,745,318
Chuy's Holdings, Inc. (A)	4,905	129,933
Cracker Barrel Old Country Store, Inc.	5,597	738,356
Dave & Buster's Entertainment, Inc. (B)	10,585	317,762
Del Taco Restaurants, Inc. (A)	7,973	72,235
Denny's Corp. (A)	15,185	222,916
Dine Brands Global, Inc.	3,701	214,658
El Pollo Loco Holdings, Inc. (A)	4,766	86,265
Everi Holdings, Inc. (A)	19,502	269,323
Fiesta Restaurant Group, Inc. (A)	4,606	52,508
GAN, Ltd. (A)	5,746	116,529
Golden Entertainment, Inc. (A)	4,410	87,715
Hilton Grand Vacations, Inc. (A)	20,232	634,273
International Game Technology PLC	23,630	400,292
Jack in the Box, Inc.	5,369	498,243
Lindblad Expeditions Holdings, Inc. (A)	6,665	114,105
Marriott Vacations Worldwide Corp.	9,550	1,310,451
Monarch Casino & Resort, Inc. (A)	3,064	187,578
Nathan's Famous, Inc.	883	48,759
Noodles & Company (A)	8,520	67,308
Papa John's International, Inc.	7,771	659,369
Penn National Gaming, Inc. (A)	36,894	3,186,505
PlayAGS, Inc. (A)	7,029	50,609
RCI Hospitality Holdings, Inc.	2,277	89,805
Red Robin Gourmet Burgers, Inc. (A)	3,977	76,478
Red Rock Resorts, Inc., Class A	15,665	392,252
Ruth's Hospitality Group, Inc.	7,580	134,393
Scientific Games Corp. (A)	13,631	565,550
SeaWorld Entertainment, Inc. (A)	12,081	381,639
Shake Shack, Inc., Class A (A)	8,329	706,133
Texas Roadhouse, Inc.	15,510	1,212,262
The Cheesecake Factory, Inc. (B)	10,069	373,157
Wingstop, Inc.	7,032	932,092
		21,785,733
Household durables – 1.9%
Beazer Homes USA, Inc. (A)	7,033	106,550
Casper Sleep, Inc. (A)(B)	6,823	41,961
Cavco Industries, Inc. (A)	2,199	385,815
Century Communities, Inc. (A)	6,942	303,921
Ethan Allen Interiors, Inc.	5,750	116,208
GoPro, Inc., Class A (A)	29,283	242,463
Green Brick Partners, Inc. (A)	5,851	134,339
Hamilton Beach Brands Holding Company, Class B	1,197	20,959
Helen of Troy, Ltd. (A)	5,979	1,328,474
Hooker Furniture Corp.	2,736	88,236
Installed Building Products, Inc. (A)	5,455	556,028
iRobot Corp. (A)(B)	6,514	523,009
KB Home	20,816	697,752
La-Z-Boy, Inc.	10,479	417,483
LGI Homes, Inc. (A)	5,295	560,476
Lifetime Brands, Inc.	3,090	46,968
M/I Homes, Inc. (A)	6,627	293,510
MDC Holdings, Inc.	12,123	589,178
Meritage Homes Corp. (A)	8,782	727,325
Purple Innovation, Inc. (A)	3,991	131,464
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Skyline Champion Corp. (A)	12,573	$389,009
Sonos, Inc. (A)	19,126	447,357
Taylor Morrison Home Corp. (A)	29,776	763,754
The Lovesac Company (A)	2,487	107,165
TopBuild Corp. (A)	7,840	1,443,187
TRI Pointe Group, Inc. (A)	29,750	513,188
Tupperware Brands Corp. (A)	11,636	376,890
Turtle Beach Corp. (A)	3,495	75,317
Universal Electronics, Inc. (A)	3,252	170,600
VOXX International Corp. (A)	5,322	67,909
		11,666,495
Internet and direct marketing retail – 0.8%
1-800-Flowers.com, Inc., Class A (A)	6,032	156,832
CarParts.com, Inc. (A)(B)	8,117	100,570
Groupon, Inc. (A)	5,599	212,734
Lands' End, Inc. (A)	2,928	63,157
Liquidity Services, Inc. (A)	6,755	107,472
Magnite, Inc. (A)	25,537	784,241
Overstock.com, Inc. (A)	10,163	487,519
PetMed Express, Inc.	4,807	154,112
Quotient Technology, Inc. (A)	20,498	193,091
Shutterstock, Inc.	5,176	371,119
Stamps.com, Inc. (A)	4,034	791,430
Stitch Fix, Inc., Class A (A)	14,272	838,052
The RealReal, Inc. (A)	15,143	295,894
Waitr Holdings, Inc. (A)(B)	21,461	59,662
		4,615,885
Leisure products – 0.6%
Acushnet Holdings Corp.	7,916	320,915
American Outdoor Brands, Inc. (A)	3,708	63,147
Callaway Golf Company	22,250	534,223
Clarus Corp.	6,130	94,402
Escalade, Inc.	2,902	61,435
Johnson Outdoors, Inc., Class A	1,315	148,108
Malibu Boats, Inc., Class A (A)	4,939	308,391
MasterCraft Boat Holdings, Inc. (A)	4,702	116,798
Nautilus, Inc. (A)	7,281	132,077
Smith & Wesson Brands, Inc.	13,098	232,490
Sturm Ruger & Company, Inc.	3,931	255,790
Vista Outdoor, Inc. (A)	13,887	329,955
YETI Holdings, Inc. (A)	18,976	1,299,287
		3,897,018
Multiline retail – 0.2%
Big Lots, Inc.	9,242	396,759
Dillard's, Inc., Class A (B)	1,787	112,670
Macy's, Inc. (B)	74,374	836,708
		1,346,137
Specialty retail – 2.6%
Abercrombie & Fitch Company, Class A	14,913	303,629
Academy Sports & Outdoors, Inc. (A)	3,567	73,944
American Eagle Outfitters, Inc.	35,671	715,917
America's Car-Mart, Inc. (A)	1,559	171,241
Asbury Automotive Group, Inc. (A)	4,571	666,178
At Home Group, Inc. (A)	12,846	198,599
Bed Bath & Beyond, Inc. (B)	30,154	535,535
Boot Barn Holdings, Inc. (A)	6,828	296,062
Caleres, Inc.	8,641	135,232
Camping World Holdings, Inc., Class A	7,867	204,935
Chico's FAS, Inc.	32,294	51,347
Citi Trends, Inc.	2,480	123,206
Conn's, Inc. (A)	4,621	54,019
Designer Brands, Inc., Class A	15,543	118,904
GameStop Corp., Class A (A)(B)	13,729	258,654
Genesco, Inc. (A)	3,403	102,396

The accompanying notes are an integral part of the financial statements.	99

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Group 1 Automotive, Inc.	4,133	$542,002
GrowGeneration Corp. (A)	8,571	344,726
Guess?, Inc.	9,655	218,396
Haverty Furniture Companies, Inc.	3,991	110,431
Hibbett Sports, Inc. (A)	3,926	181,303
Lithia Motors, Inc., Class A	6,135	1,795,530
Lumber Liquidators Holdings, Inc. (A)	6,885	211,645
MarineMax, Inc. (A)	4,929	172,663
Monro, Inc.	7,887	420,377
Murphy USA, Inc.	6,387	835,867
National Vision Holdings, Inc. (A)	19,156	867,575
OneWater Marine, Inc., Class A (A)	2,081	60,536
Rent-A-Center, Inc.	11,535	441,675
RH (A)	3,741	1,674,172
Sally Beauty Holdings, Inc. (A)	26,613	347,034
Shoe Carnival, Inc.	2,393	93,758
Signet Jewelers, Ltd.	12,357	336,975
Sleep Number Corp. (A)	6,442	527,342
Sonic Automotive, Inc., Class A	5,487	211,634
Sportsman's Warehouse Holdings, Inc. (A)	10,539	184,959
The Aaron's Company, Inc. (A)	8,016	151,983
The Buckle, Inc.	6,798	198,502
The Cato Corp., Class A	5,653	54,212
The Children's Place, Inc. (A)	3,342	167,434
The Container Store Group, Inc. (A)	4,888	46,632
The Michaels Companies, Inc. (A)	17,742	230,823
The ODP Corp.	12,411	363,642
Tilly's, Inc., Class A	5,523	45,068
Urban Outfitters, Inc. (A)	16,353	418,637
Winmark Corp.	749	139,164
Zumiez, Inc. (A)	5,032	185,077
		15,589,572
Textiles, apparel and luxury goods – 0.9%
Crocs, Inc. (A)	15,825	991,595
Deckers Outdoor Corp. (A)	6,597	1,891,888
Fossil Group, Inc. (A)	11,237	97,425
G-III Apparel Group, Ltd. (A)	10,535	250,101
Kontoor Brands, Inc.	12,212	495,319
Lakeland Industries, Inc. (A)	2,040	55,590
Movado Group, Inc. (A)	3,885	64,569
Oxford Industries, Inc.	3,943	258,306
Rocky Brands, Inc.	1,997	56,056
Steven Madden, Ltd.	19,492	688,457
Superior Group of Companies, Inc.	2,851	66,257
Unifi, Inc. (A)	3,726	66,099
Vera Bradley, Inc. (A)	5,289	42,100
Wolverine World Wide, Inc.	18,962	592,563
		5,616,325
		76,986,316
Consumer staples – 3.1%
Beverages – 0.3%
Celsius Holdings, Inc. (A)	8,419	423,560
Coca-Cola Consolidated, Inc.	1,127	300,086
MGP Ingredients, Inc.	3,157	148,568
National Beverage Corp. (B)	2,802	237,890
NewAge, Inc. (A)	24,397	64,164
Primo Water Corp.	37,182	583,014
		1,757,282
Food and staples retailing – 0.7%
BJ's Wholesale Club Holdings, Inc. (A)	32,485	1,211,041
HF Foods Group, Inc. (A)(B)	9,316	70,056
Ingles Markets, Inc., Class A	3,706	158,098
Performance Food Group Company (A)	31,140	1,482,575
PriceSmart, Inc.	5,454	496,805
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food and staples retailing (continued)
Rite Aid Corp. (A)	12,925	$204,603
SpartanNash Company	8,767	152,633
The Andersons, Inc.	7,698	188,678
The Chefs' Warehouse, Inc. (A)	7,153	183,761
United Natural Foods, Inc. (A)	13,071	208,744
Village Super Market, Inc., Class A	2,543	56,099
Weis Markets, Inc.	2,254	107,764
		4,520,857
Food products – 1.4%
Alico, Inc.	1,662	51,555
B&G Foods, Inc. (B)	15,169	420,636
Calavo Growers, Inc.	3,961	275,012
Cal-Maine Foods, Inc. (A)	8,257	309,968
Darling Ingredients, Inc. (A)	38,180	2,202,222
Fresh Del Monte Produce, Inc.	7,391	177,901
Freshpet, Inc. (A)	9,220	1,309,148
Hostess Brands, Inc. (A)	29,567	432,861
J&J Snack Foods Corp.	3,583	556,691
John B. Sanfilippo & Son, Inc.	2,164	170,653
Lancaster Colony Corp.	4,488	824,580
Landec Corp. (A)	6,734	73,064
Limoneira Company	4,775	79,504
Sanderson Farms, Inc.	4,799	634,428
Seneca Foods Corp., Class A (A)	1,784	71,182
The Simply Good Foods Company (A)	20,422	640,434
Tootsie Roll Industries, Inc. (B)	4,010	119,097
Vital Farms, Inc. (A)	2,344	59,327
		8,408,263
Household products – 0.2%
Central Garden & Pet Company (A)	3,434	132,587
Central Garden & Pet Company, Class A (A)	8,190	297,543
Oil-Dri Corp. of America	1,654	56,368
WD-40 Company	3,230	858,146
		1,344,644
Personal products – 0.4%
BellRing Brands, Inc., Class A (A)	9,790	237,995
Edgewell Personal Care Company	12,955	447,984
elf Beauty, Inc. (A)	10,789	271,775
Inter Parfums, Inc.	4,317	261,135
Lifevantage Corp. (A)	3,964	36,944
Medifast, Inc.	2,684	526,977
USANA Health Sciences, Inc. (A)	2,721	209,789
Veru, Inc. (A)(B)	14,376	124,352
		2,116,951
Tobacco – 0.1%
Turning Point Brands, Inc.	2,913	129,803
Universal Corp.	5,821	282,959
Vector Group, Ltd.	33,251	387,374
		800,136
		18,948,133
Energy – 2.0%
Energy equipment and services – 0.6%
Archrock, Inc.	31,334	271,352
Aspen Aerogels, Inc. (A)	5,261	87,806
Bristow Group, Inc. (A)	1,595	41,980
Cactus, Inc., Class A	11,576	301,786
ChampionX Corp. (A)	44,422	679,657
DMC Global, Inc.	3,704	160,198
Dril-Quip, Inc. (A)	8,417	249,312
Frank's International NV (A)	39,516	108,274
Helix Energy Solutions Group, Inc. (A)	33,940	142,548
Liberty Oilfield Services, Inc., Class A	17,682	182,301

The accompanying notes are an integral part of the financial statements.	100

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
Matrix Service Company (A)	7,349	$80,986
Nabors Industries, Ltd.	1,771	103,125
Newpark Resources, Inc. (A)	23,894	45,876
NexTier Oilfield Solutions, Inc. (A)	40,338	138,763
Oceaneering International, Inc. (A)	24,654	195,999
Oil States International, Inc. (A)	15,321	76,911
Patterson-UTI Energy, Inc.	43,807	230,425
ProPetro Holding Corp. (A)	20,009	147,867
RPC, Inc. (A)	14,451	45,521
Select Energy Services, Inc., Class A (A)	15,372	63,025
Solaris Oilfield Infrastructure, Inc., Class A	7,957	64,770
Tidewater, Inc. (A)	10,362	89,528
Transocean, Ltd. (A)(B)	140,215	323,897
U.S. Silica Holdings, Inc.	18,529	130,074
		3,961,981
Oil, gas and consumable fuels – 1.4%
Antero Resources Corp. (A)	57,868	315,381
Arch Resources, Inc.	3,686	161,336
Berry Corp.	18,826	69,280
Bonanza Creek Energy, Inc. (A)	4,822	93,209
Brigham Minerals, Inc., Class A	10,757	118,219
Clean Energy Fuels Corp. (A)	31,547	247,959
CNX Resources Corp. (A)	53,322	575,878
CONSOL Energy, Inc. (A)	6,864	49,489
Contango Oil & Gas Company (A)	26,294	60,213
CVR Energy, Inc.	7,321	109,083
Delek US Holdings, Inc.	14,884	239,186
DHT Holdings, Inc.	26,367	137,899
Diamond S Shipping, Inc. (A)	7,222	48,099
Dorian LPG, Ltd. (A)	9,486	115,634
Energy Fuels, Inc. (A)(B)	32,242	137,351
Frontline, Ltd. (B)	27,733	172,499
Golar LNG, Ltd. (A)	22,454	216,457
Green Plains, Inc. (A)	8,443	111,194
International Seaways, Inc.	6,034	98,535
Kosmos Energy, Ltd.	98,330	231,076
Magnolia Oil & Gas Corp., Class A (A)	30,397	214,603
Matador Resources Company (A)	26,999	325,608
Nordic American Tankers, Ltd.	34,604	102,082
Overseas Shipholding Group, Inc., Class A (A)	18,483	39,554
Ovintiv, Inc.	62,694	900,286
Par Pacific Holdings, Inc. (A)	9,958	139,213
PBF Energy, Inc., Class A	23,087	163,918
PDC Energy, Inc. (A)	24,242	497,688
Penn Virginia Corp. (A)(B)	3,883	39,412
Range Resources Corp. (A)	51,922	347,877
Renewable Energy Group, Inc. (A)	9,089	643,683
REX American Resources Corp. (A)	1,383	101,609
Scorpio Tankers, Inc.	11,988	134,146
SFL Corp., Ltd.	23,408	147,002
SM Energy Company	28,156	172,315
Southwestern Energy Company (A)	153,727	458,106
Tellurian, Inc. (A)	44,440	56,883
Uranium Energy Corp. (A)(B)	49,859	87,752
W&T Offshore, Inc. (A)(B)	25,697	55,762
World Fuel Services Corp.	14,951	465,873
		8,401,349
		12,363,330
Financials – 14.9%
Banks – 7.5%
1st Source Corp.	3,908	157,492
ACNB Corp.	2,748	68,700
Allegiance Bancshares, Inc.	4,845	165,360
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Altabancorp	4,143	$115,673
Amalgamated Bank, Class A	3,986	54,768
Amerant Bancorp, Inc. (A)	5,421	82,399
American National Bankshares, Inc.	2,537	66,495
Ameris Bancorp	15,787	601,011
Ames National Corp.	3,065	73,621
Arrow Financial Corp.	3,715	111,116
Atlantic Capital Bancshares, Inc. (A)	5,740	91,381
Atlantic Union Bankshares Corp.	18,443	607,512
Banc of California, Inc.	11,231	165,208
BancFirst Corp.	4,506	264,502
BancorpSouth Bank	23,276	638,693
Bank First Corp. (B)	1,686	109,287
Bank of Commerce Holdings	6,115	60,539
Bank of Marin Bancorp	3,422	117,511
BankUnited, Inc.	21,512	748,187
Banner Corp.	8,244	384,088
Bar Harbor Bankshares	4,045	91,377
BayCom Corp. (A)	3,822	57,980
BCB Bancorp, Inc.	5,245	58,062
Berkshire Hills Bancorp, Inc.	10,778	184,519
Boston Private Financial Holdings, Inc.	20,723	175,109
Bridge Bancorp, Inc.	4,093	98,969
Brookline Bancorp, Inc.	19,143	230,482
Bryn Mawr Bank Corp.	4,862	148,753
Business First Bancshares, Inc.	4,470	91,009
Byline Bancorp, Inc.	5,924	91,526
C&F Financial Corp.	1,220	45,274
Cadence BanCorp	29,482	484,094
Cambridge Bancorp	1,709	119,203
Camden National Corp.	3,628	129,810
Capital City Bank Group, Inc.	3,603	88,562
Capstar Financial Holdings, Inc.	4,580	67,555
Carter Bankshares, Inc.	7,002	75,061
Cathay General Bancorp	17,674	568,926
CBTX, Inc.	4,211	107,423
Central Pacific Financial Corp.	6,764	128,584
Central Valley Community Bancorp	3,529	52,547
Century Bancorp, Inc., Class A	879	67,999
ChoiceOne Financial Services, Inc.	2,430	74,868
CIT Group, Inc.	23,346	838,121
Citizens & Northern Corp.	3,629	71,999
City Holding Company	3,636	252,884
Civista Bancshares, Inc.	5,006	87,755
CNB Financial Corp.	3,896	82,946
Codorus Valley Bancorp, Inc.	2,978	50,507
Columbia Banking System, Inc.	16,955	608,685
Community Bank System, Inc.	12,250	763,298
Community Bankers Trust Corp.	6,932	46,791
Community Trust Bancorp, Inc.	3,699	137,048
ConnectOne Bancorp, Inc.	9,005	178,209
CrossFirst Bankshares, Inc. (A)	11,785	126,689
Customers Bancorp, Inc. (A)	7,169	130,332
CVB Financial Corp.	29,960	584,220
Dime Community Bancshares, Inc.	7,729	121,886
Eagle Bancorp Montana, Inc.	2,553	54,175
Eagle Bancorp, Inc.	7,723	318,960
Eastern Bankshares, Inc. (A)	36,029	587,633
Enterprise Financial Services Corp.	5,737	200,508
Equity Bancshares, Inc., Class A (A)	3,692	79,710
Farmers & Merchants Bancorp, Inc.	2,419	55,637
Farmers National Banc Corp.	6,937	92,054
FB Financial Corp.	7,542	261,934
Fidelity D&D Bancorp, Inc. (B)	1,063	68,415
Financial Institutions, Inc.	4,398	98,955

The accompanying notes are an integral part of the financial statements.	101

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
First Bancorp (North Carolina)	6,782	$229,435
First Bancorp (Puerto Rico)	51,119	471,317
First Bank	5,475	51,356
First Busey Corp.	11,973	258,018
First Business Financial Services, Inc.	2,976	54,788
First Capital, Inc. (B)	999	60,499
First Choice Bancorp	3,421	63,254
First Commonwealth Financial Corp.	23,024	251,883
First Community Bankshares, Inc.	4,430	95,599
First Community Corp.	2,688	45,669
First Financial Bancorp	23,075	404,505
First Financial Bankshares, Inc.	30,070	1,087,782
First Financial Corp.	3,275	127,234
First Foundation, Inc.	9,578	191,560
First Internet Bancorp	2,690	77,311
First Interstate BancSystem, Inc., Class A	9,572	390,250
First Merchants Corp.	12,820	479,596
First Mid Bancshares, Inc.	3,680	123,869
First Midwest Bancorp, Inc.	27,157	432,339
Flushing Financial Corp.	6,746	112,253
FNCB Bancorp, Inc.	6,281	40,198
Fulton Financial Corp.	37,236	473,642
FVCBankcorp, Inc. (A)	4,176	61,387
German American Bancorp, Inc.	6,020	199,202
Glacier Bancorp, Inc.	22,336	1,027,679
Great Southern Bancorp, Inc.	2,645	129,341
Great Western Bancorp, Inc.	13,338	278,764
Guaranty Bancshares, Inc.	2,321	69,514
Hancock Whitney Corp.	20,340	691,967
Hanmi Financial Corp.	8,740	99,112
HarborOne Bancorp, Inc.	13,583	147,511
HBT Financial, Inc.	2,995	45,374
Heartland Financial USA, Inc.	8,242	332,730
Heritage Commerce Corp.	15,156	134,434
Heritage Financial Corp.	8,888	207,890
Hilltop Holdings, Inc.	16,826	462,883
Home BancShares, Inc.	35,825	697,871
HomeTrust Bancshares, Inc.	4,243	81,932
Hope Bancorp, Inc.	28,116	306,746
Horizon Bancorp, Inc.	10,921	173,207
Howard Bancorp, Inc. (A)	4,785	56,511
Independent Bank Corp. (Massachusetts)	7,733	564,818
Independent Bank Corp. (Michigan)	5,869	108,400
Independent Bank Group, Inc.	8,805	550,489
International Bancshares Corp.	12,459	466,465
Investar Holding Corp.	3,430	56,732
Investors Bancorp, Inc.	53,171	561,486
Lakeland Bancorp, Inc.	11,812	150,012
Lakeland Financial Corp.	5,755	308,353
LCNB Corp.	4,108	60,347
Live Oak Bancshares, Inc.	6,702	318,077
Macatawa Bank Corp.	9,219	77,163
Mercantile Bank Corp.	4,341	117,945
Metrocity Bankshares, Inc.	4,882	70,398
Metropolitan Bank Holding Corp. (A)	2,124	77,037
Mid Penn Bancorp, Inc.	2,496	54,662
Middlefield Banc Corp.	1,990	44,775
Midland States Bancorp, Inc.	5,351	95,622
MidWestOne Financial Group, Inc.	3,822	93,639
MVB Financial Corp.	2,831	64,207
National Bank Holdings Corp., Class A	6,825	223,587
National Bankshares, Inc.	2,153	67,410
NBT Bancorp, Inc.	10,145	325,655
Nicolet Bankshares, Inc. (A)	2,273	150,814
Northeast Bank	2,579	58,079
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Northrim BanCorp, Inc.	2,084	$70,752
Norwood Financial Corp.	1,939	50,744
OceanFirst Financial Corp.	14,345	267,247
OFG Bancorp	12,244	227,004
Old National Bancorp	37,889	627,442
Old Second Bancorp, Inc.	7,808	78,861
Origin Bancorp, Inc.	5,431	150,819
Orrstown Financial Services, Inc.	3,945	65,290
Pacific Premier Bancorp, Inc.	19,130	599,343
Park National Corp.	3,376	354,514
Parke Bancorp, Inc.	3,084	48,110
PCB Bancorp	4,805	48,579
Peapack-Gladstone Financial Corp.	4,705	107,086
Penns Woods Bancorp, Inc.	2,268	58,991
Peoples Bancorp, Inc.	4,872	131,982
Peoples Financial Services Corp.	2,003	73,630
Preferred Bank	3,475	175,383
Premier Financial Bancorp, Inc.	4,267	56,708
Professional Holding Corp., Class A (A)	2,839	43,806
QCR Holdings, Inc.	3,699	146,443
RBB Bancorp	5,142	79,084
Red River Bancshares, Inc.	1,500	74,325
Reliant Bancorp, Inc.	3,926	73,102
Renasant Corp.	12,890	434,135
Republic Bancorp, Inc., Class A	2,531	91,293
Richmond Mutual Bancorporation, Inc.	4,349	59,407
S&T Bancorp, Inc.	9,263	230,093
Sandy Spring Bancorp, Inc.	10,824	348,425
Seacoast Banking Corp. of Florida (A)	12,310	362,530
Select Bancorp, Inc. (A)	6,122	57,975
ServisFirst Bancshares, Inc.	11,471	462,167
Shore Bancshares, Inc.	4,242	61,933
Sierra Bancorp	4,140	99,029
Silvergate Capital Corp., Class A (A)	3,772	280,297
Simmons First National Corp., Class A	25,422	548,861
SmartFinancial, Inc.	3,860	70,020
South State Corp.	16,490	1,192,227
Southern First Bancshares, Inc. (A)	2,436	86,113
Southern National Bancorp of Virginia, Inc.	5,947	72,018
Southside Bancshares, Inc.	7,285	226,054
Spirit of Texas Bancshares, Inc.	3,696	62,093
Stock Yards Bancorp, Inc.	4,762	192,766
Summit Financial Group, Inc.	3,318	73,261
Texas Capital Bancshares, Inc. (A)	12,006	714,357
The Bancorp, Inc. (A)	12,891	175,962
The Bank of NT Butterfield & Son, Ltd.	11,714	365,008
The First Bancorp, Inc.	3,046	77,368
The First Bancshares, Inc.	5,241	161,842
The First of Long Island Corp.	5,738	102,423
Tompkins Financial Corp.	3,448	243,429
Towne Bank	15,585	365,936
TriCo Bancshares	6,418	226,427
TriState Capital Holdings, Inc. (A)	6,740	117,276
Triumph Bancorp, Inc. (A)	5,421	263,190
Trustmark Corp.	14,816	404,625
UMB Financial Corp.	10,113	697,696
United Bankshares, Inc.	29,001	939,632
United Community Banks, Inc.	18,425	524,007
Univest Financial Corp.	7,491	154,165
Valley National Bancorp	93,863	915,164
Veritex Holdings, Inc.	11,285	289,573
Washington Trust Bancorp, Inc.	4,149	185,875
WesBanco, Inc.	15,432	462,343
West Bancorporation, Inc.	4,939	95,323

The accompanying notes are an integral part of the financial statements.	102

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Westamerica Bancorporation	6,201	$342,853
		45,657,586
Capital markets – 1.6%
Artisan Partners Asset Management, Inc., Class A	13,094	659,152
Assetmark Financial Holdings, Inc. (A)	4,189	101,374
B Riley Financial, Inc.	4,615	204,075
BGC Partners, Inc., Class A	73,298	293,192
Blucora, Inc. (A)	12,034	191,461
Brightsphere Investment Group, Inc.	14,592	281,334
Cohen & Steers, Inc.	5,819	432,352
Cowen, Inc., Class A	6,304	163,841
Diamond Hill Investment Group, Inc.	838	125,088
Donnelley Financial Solutions, Inc. (A)	7,034	119,367
Ellington Financial, Inc.	9,788	145,254
Federated Hermes, Inc.	22,586	652,510
Focus Financial Partners, Inc., Class A (A)	7,597	330,470
Greenhill & Company, Inc.	3,986	48,390
Hamilton Lane, Inc., Class A	7,389	576,711
Houlihan Lokey, Inc.	12,213	821,080
Moelis & Company, Class A	12,633	590,719
Oppenheimer Holdings, Inc., Class A	2,585	81,247
Piper Sandler Companies	4,136	417,322
PJT Partners, Inc., Class A	5,561	418,465
Safeguard Scientifics, Inc. (A)	6,736	42,976
Sculptor Capital Management, Inc.	4,486	68,187
Silvercrest Asset Management Group, Inc., Class A	3,378	46,920
StepStone Group, Inc., Class A (A)	4,402	175,200
Stifel Financial Corp.	23,673	1,194,540
StoneX Group, Inc. (A)	3,872	224,189
Virtus Investment Partners, Inc.	1,746	378,882
Waddell & Reed Financial, Inc., Class A	14,618	372,320
WisdomTree Investments, Inc.	33,757	180,600
		9,337,218
Consumer finance – 0.7%
Curo Group Holdings Corp.	4,621	66,219
Encore Capital Group, Inc. (A)	7,388	287,763
Enova International, Inc. (A)	8,347	206,755
EZCORP, Inc., Class A (A)	12,909	61,834
FirstCash, Inc.	9,701	679,458
Green Dot Corp., Class A (A)	12,233	682,601
LendingClub Corp. (A)	16,947	178,960
Navient Corp.	43,156	423,792
Nelnet, Inc., Class A	4,058	289,092
Oportun Financial Corp. (A)	5,057	97,954
PRA Group, Inc. (A)	10,765	426,940
PROG Holdings, Inc. (A)	16,018	862,890
Regional Management Corp.	2,309	68,947
World Acceptance Corp. (A)(B)	1,088	111,215
		4,444,420
Diversified financial services – 0.2%
Alerus Financial Corp.	4,212	115,282
Banco Latinoamericano de Comercio Exterior SA, Class E	7,340	116,192
Cannae Holdings, Inc. (A)	20,397	902,975
NewStar Financial, Inc. (A)(C)	8,978	912
		1,135,361
Insurance – 2.1%
Ambac Financial Group, Inc. (A)	10,855	166,950
American Equity Investment Life Holding Company	21,356	590,707
AMERISAFE, Inc.	4,569	262,398
Argo Group International Holdings, Ltd.	7,853	343,176
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
BRP Group, Inc., Class A (A)	10,035	$300,749
Citizens, Inc. (A)(B)	13,882	79,544
CNO Financial Group, Inc.	32,697	726,854
Crawford & Company, Class A	5,167	38,184
Donegal Group, Inc., Class A	3,248	45,699
eHealth, Inc. (A)	6,153	434,463
Employers Holdings, Inc.	7,148	230,094
Enstar Group, Ltd. (A)	2,808	575,331
FBL Financial Group, Inc., Class A	2,332	122,453
Genworth Financial, Inc., Class A (A)	119,709	452,500
Goosehead Insurance, Inc., Class A	3,107	387,629
Greenlight Capital Re, Ltd., Class A (A)	8,437	61,674
HCI Group, Inc.	1,624	84,935
Heritage Insurance Holdings, Inc.	6,819	69,076
Horace Mann Educators Corp.	9,893	415,902
Independence Holding Company	1,293	53,013
Investors Title Company	361	55,233
James River Group Holdings, Ltd.	7,116	349,751
Kinsale Capital Group, Inc.	5,023	1,005,253
MBIA, Inc. (A)	14,168	93,225
National General Holdings Corp.	16,059	548,897
National Western Life Group, Inc., Class A	620	127,993
NI Holdings, Inc. (A)	2,793	45,861
Palomar Holdings, Inc. (A)	4,845	430,430
ProAssurance Corp.	12,891	229,331
RLI Corp.	9,347	973,490
Safety Insurance Group, Inc.	3,454	269,067
Selective Insurance Group, Inc.	13,958	934,907
Selectquote, Inc. (A)	7,471	155,023
State Auto Financial Corp.	4,831	85,702
Stewart Information Services Corp.	6,286	303,991
Third Point Reinsurance, Ltd. (A)	19,933	189,762
Tiptree, Inc.	7,793	39,121
Trupanion, Inc. (A)	7,159	857,004
United Fire Group, Inc.	4,999	125,475
Universal Insurance Holdings, Inc.	6,452	97,490
Watford Holdings, Ltd. (A)	4,206	145,528
		12,503,865
Mortgage real estate investment trusts – 1.2%
Anworth Mortgage Asset Corp.	26,624	72,151
Apollo Commercial Real Estate Finance, Inc.	33,567	374,943
Arbor Realty Trust, Inc.	26,129	370,509
Ares Commercial Real Estate Corp.	7,972	94,947
ARMOUR Residential REIT, Inc.	14,671	158,300
Blackstone Mortgage Trust, Inc., Class A	32,290	888,944
Broadmark Realty Capital, Inc.	30,476	310,855
Capstead Mortgage Corp.	22,669	131,707
Cherry Hill Mortgage Investment Corp.	4,758	43,488
Chimera Investment Corp.	44,952	460,758
Colony Credit Real Estate, Inc.	19,969	149,768
Dynex Capital, Inc.	5,548	98,754
Granite Point Mortgage Trust, Inc.	12,774	127,612
Great Ajax Corp.	6,176	64,601
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	17,415	1,104,633
Invesco Mortgage Capital, Inc. (B)	44,924	151,843
KKR Real Estate Finance Trust, Inc.	6,587	118,039
Ladder Capital Corp.	25,462	249,018
MFA Financial, Inc.	108,062	420,361
New York Mortgage Trust, Inc.	91,078	336,078
Orchid Island Capital, Inc. (B)	16,768	87,529
PennyMac Mortgage Investment Trust	23,238	408,756
Ready Capital Corp.	10,231	127,376
Redwood Trust, Inc.	27,375	240,353

The accompanying notes are an integral part of the financial statements.	103

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mortgage real estate investment trusts (continued)
TPG RE Finance Trust, Inc.	14,275	$151,601
Two Harbors Investment Corp.	65,378	416,458
Western Asset Mortgage Capital Corp. (B)	14,326	46,703
		7,206,085
Thrifts and mortgage finance – 1.6%
Axos Financial, Inc. (A)	13,434	504,178
Bridgewater Bancshares, Inc. (A)	6,504	81,235
Capitol Federal Financial, Inc.	30,228	377,850
Columbia Financial, Inc. (A)	11,367	176,871
ESSA Bancorp, Inc.	3,316	49,740
Essent Group, Ltd.	26,070	1,126,224
Federal Agricultural Mortgage Corp., Class C	2,226	165,281
Flagstar Bancorp, Inc.	10,032	408,904
FS Bancorp, Inc.	1,130	61,924
Home Bancorp, Inc.	2,415	67,596
HomeStreet, Inc.	5,438	183,533
Kearny Financial Corp.	19,706	208,095
Luther Burbank Corp.	4,928	48,294
Merchants Bancorp	2,195	60,648
Meridian Bancorp, Inc.	12,020	179,218
Meta Financial Group, Inc.	8,025	293,394
Mr. Cooper Group, Inc. (A)	17,985	558,075
NMI Holdings, Inc., Class A (A)	19,638	444,801
Northfield Bancorp, Inc.	12,821	158,083
Northwest Bancshares, Inc.	27,504	350,401
PCSB Financial Corp.	4,954	78,967
PennyMac Financial Services, Inc.	10,009	656,791
Premier Financial Corp.	9,134	210,082
Provident Financial Services, Inc.	16,927	304,009
Radian Group, Inc.	45,192	915,138
Riverview Bancorp, Inc.	7,716	40,586
Southern Missouri Bancorp, Inc.	2,506	76,283
Territorial Bancorp, Inc.	2,612	62,766
The Hingham Institution for Savings	367	79,272
Timberland Bancorp, Inc.	2,281	55,337
TrustCo Bank Corp.	25,217	168,197
Walker & Dunlop, Inc.	6,718	618,190
Washington Federal, Inc.	17,729	456,344
Waterstone Financial, Inc.	6,151	115,762
Western New England Bancorp, Inc.	7,934	54,665
WSFS Financial Corp.	11,806	529,853
		9,926,587
		90,211,122
Health care – 20.5%
Biotechnology – 10.9%
89bio, Inc. (A)	2,053	50,032
Achillion Pharmaceuticals, Inc. (A)(C)	38,157	57,052
ADMA Biologics, Inc. (A)(B)	18,057	35,211
Aduro Biotech, Inc. (A)(C)	4,010	12,030
Adverum Biotechnologies, Inc. (A)	21,306	230,957
Aeglea BioTherapeutics, Inc. (A)	11,398	89,702
Affimed NV (A)	20,553	119,618
Agenus, Inc. (A)	38,408	122,137
Akebia Therapeutics, Inc. (A)	35,980	100,744
Akero Therapeutics, Inc. (A)	3,446	88,907
Akouos, Inc. (A)	3,687	73,113
Albireo Pharma, Inc. (A)	4,144	155,441
Alder Biopharmaceuticals, Inc. (A)(B)(C)	20,275	30,587
Alector, Inc. (A)	11,377	172,134
Aligos Therapeutics, Inc. (A)	2,481	68,600
Allakos, Inc. (A)(B)	6,205	868,700
Allogene Therapeutics, Inc. (A)	12,766	322,214
Allovir, Inc. (A)	4,258	163,678
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
ALX Oncology Holdings, Inc. (A)	2,287	$197,139
Amicus Therapeutics, Inc. (A)	61,076	1,410,245
AnaptysBio, Inc. (A)	5,353	115,090
Anavex Life Sciences Corp. (A)(B)	13,898	75,049
Anika Therapeutics, Inc. (A)	3,299	149,313
Annexon, Inc. (A)	3,761	94,138
Apellis Pharmaceuticals, Inc. (A)	14,373	822,136
Applied Genetic Technologies Corp. (A)	8,307	33,976
Applied Molecular Transport, Inc. (A)	3,150	96,926
Applied Therapeutics, Inc. (A)	3,508	77,211
Aprea Therapeutics, Inc. (A)	1,910	9,397
Arcturus Therapeutics Holdings, Inc. (A)	5,227	226,747
Arcus Biosciences, Inc. (A)	10,063	261,235
Arcutis Biotherapeutics, Inc. (A)	4,915	138,259
Ardelyx, Inc. (A)	18,071	116,919
Arena Pharmaceuticals, Inc. (A)	13,867	1,065,402
Arrowhead Pharmaceuticals, Inc. (A)	23,851	1,830,087
Assembly Biosciences, Inc. (A)	8,210	49,671
Atara Biotherapeutics, Inc. (A)	17,974	352,830
Athenex, Inc. (A)	16,874	186,626
Athersys, Inc. (A)(B)	45,421	79,487
Atreca, Inc., Class A (A)	7,104	114,730
AVEO Pharmaceuticals, Inc. (A)	5,967	34,430
Avid Bioservices, Inc. (A)	13,483	155,594
Avidity Biosciences, Inc. (A)	3,919	100,013
Avrobio, Inc. (A)	7,979	111,227
Beam Therapeutics, Inc. (A)(B)	9,446	771,171
Beyondspring, Inc. (A)	3,953	48,227
BioCryst Pharmaceuticals, Inc. (A)	42,417	316,007
Biohaven Pharmaceutical Holding Company, Ltd. (A)	11,471	983,179
Bioxcel Therapeutics, Inc. (A)	3,063	141,511
Black Diamond Therapeutics, Inc. (A)	4,462	143,007
Blueprint Medicines Corp. (A)	13,156	1,475,445
BrainStorm Cell Therapeutics, Inc. (A)(B)	7,315	33,100
Bridgebio Pharma, Inc. (A)	17,345	1,233,403
C4 Therapeutics, Inc. (A)	2,501	82,858
Cabaletta Bio, Inc. (A)	3,621	45,190
Calithera Biosciences, Inc. (A)	17,448	85,670
CareDx, Inc. (A)	11,413	826,872
CASI Pharmaceuticals, Inc. (A)	17,217	50,790
Catalyst Biosciences, Inc. (A)	6,176	38,971
Catalyst Pharmaceuticals, Inc. (A)	23,994	80,140
Cellular Biomedicine Group, Inc. (A)	3,392	62,345
CEL-SCI Corp. (A)(B)	8,433	98,329
Checkpoint Therapeutics, Inc. (A)(B)	14,571	38,613
ChemoCentryx, Inc. (A)	11,813	731,461
Chimerix, Inc. (A)	12,839	62,012
Chinook Therapeutics, Inc. (A)	3,360	53,290
Clovis Oncology, Inc. (A)(B)	20,691	99,317
Coherus Biosciences, Inc. (A)	13,720	238,454
Concert Pharmaceuticals, Inc. (A)	7,755	98,023
Constellation Pharmaceuticals, Inc. (A)	7,427	213,898
ContraFect Corp. (A)(B)	7,837	39,577
Corbus Pharmaceuticals Holdings, Inc. (A)	21,270	26,588
Cortexyme, Inc. (A)(B)	3,897	108,259
Crinetics Pharmaceuticals, Inc. (A)	6,761	95,398
Cue Biopharma, Inc. (A)	7,455	93,262
Cytokinetics, Inc. (A)	15,905	330,506
CytomX Therapeutics, Inc. (A)	11,895	77,912
Deciphera Pharmaceuticals, Inc. (A)	9,050	516,484
Denali Therapeutics, Inc. (A)	14,960	1,253,050
DermTech, Inc. (A)	2,475	80,289
Dicerna Pharmaceuticals, Inc. (A)	15,754	347,061
Dyadic International, Inc. (A)	5,816	31,290

The accompanying notes are an integral part of the financial statements.	104

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Dynavax Technologies Corp. (A)(B)	25,850	$115,033
Dyne Therapeutics, Inc. (A)	3,394	71,274
Eagle Pharmaceuticals, Inc. (A)	2,586	120,430
Editas Medicine, Inc. (A)	14,980	1,050,248
Eidos Therapeutics, Inc. (A)	2,608	343,161
Eiger BioPharmaceuticals, Inc. (A)	7,865	96,661
Emergent BioSolutions, Inc. (A)	10,677	956,659
Enanta Pharmaceuticals, Inc. (A)	4,552	191,639
Epizyme, Inc. (A)	21,334	231,687
Esperion Therapeutics, Inc. (A)(B)	6,368	165,568
Evelo Biosciences, Inc. (A)(B)	5,451	65,903
Exicure, Inc. (A)	17,707	31,341
Fate Therapeutics, Inc. (A)	17,042	1,549,629
Fennec Pharmaceuticals, Inc. (A)	6,295	46,898
FibroGen, Inc. (A)	20,086	744,990
Five Prime Therapeutics, Inc. (A)	7,468	127,031
Flexion Therapeutics, Inc. (A)	11,127	128,406
Forma Therapeutics Holdings, Inc. (A)	4,130	144,137
Fortress Biotech, Inc. (A)	17,848	56,578
Frequency Therapeutics, Inc. (A)(B)	6,062	213,746
G1 Therapeutics, Inc. (A)	8,210	147,698
Generation Bio Company (A)	2,890	81,932
Geron Corp. (A)(B)	72,873	115,868
GlycoMimetics, Inc. (A)	10,232	38,472
Gossamer Bio, Inc. (A)	13,831	133,746
Halozyme Therapeutics, Inc. (A)	31,605	1,349,850
Harpoon Therapeutics, Inc. (A)	2,795	46,425
Heron Therapeutics, Inc. (A)	21,187	448,423
Homology Medicines, Inc. (A)	8,943	100,966
Hookipa Pharma, Inc. (A)	3,739	41,466
iBio, Inc. (A)	48,447	50,869
Ideaya Biosciences, Inc. (A)	4,183	58,562
IGM Biosciences, Inc. (A)(B)	1,684	148,680
ImmunoGen, Inc. (A)	43,764	282,278
Immunovant, Inc. (A)	8,810	406,934
Inhibrx, Inc. (A)	1,931	63,665
Inovio Pharmaceuticals, Inc. (A)(B)	37,877	335,211
Inozyme Pharma, Inc. (A)	2,072	42,766
Insmed, Inc. (A)	24,155	804,120
Intellia Therapeutics, Inc. (A)	11,975	651,440
Intercept Pharmaceuticals, Inc. (A)	6,173	152,473
Invitae Corp. (A)(B)	27,428	1,146,765
Ironwood Pharmaceuticals, Inc. (A)	38,298	436,214
iTeos Therapeutics, Inc. (A)	2,733	92,430
IVERIC bio, Inc. (A)	19,835	137,060
Kadmon Holdings, Inc. (A)	42,380	175,877
KalVista Pharmaceuticals, Inc. (A)	3,791	71,991
Karuna Therapeutics, Inc. (A)	3,798	385,839
Karyopharm Therapeutics, Inc. (A)	16,768	259,569
Keros Therapeutics, Inc. (A)	3,070	216,558
Kezar Life Sciences, Inc. (A)	9,131	47,664
Kindred Biosciences, Inc. (A)	10,477	45,156
Kiniksa Pharmaceuticals, Ltd., Class A (A)	6,479	114,484
Kodiak Sciences, Inc. (A)	7,663	1,125,771
Kronos Bio, Inc. (A)	3,395	101,409
Krystal Biotech, Inc. (A)	3,335	200,100
Kura Oncology, Inc. (A)	14,570	475,856
Kymera Therapeutics, Inc. (A)	2,363	146,506
Lexicon Pharmaceuticals, Inc. (A)(B)	11,930	40,801
Ligand Pharmaceuticals, Inc. (A)	3,448	342,904
LogicBio Therapeutics, Inc. (A)	4,467	34,083
MacroGenics, Inc. (A)	13,000	297,180
Madrigal Pharmaceuticals, Inc. (A)	2,083	231,567
Magenta Therapeutics, Inc. (A)	5,692	44,625
MannKind Corp. (A)	54,148	169,483
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
MediciNova, Inc. (A)(B)	11,462	$60,290
MEI Pharma, Inc. (A)	28,303	74,720
MeiraGTx Holdings PLC (A)	5,457	82,619
Mersana Therapeutics, Inc. (A)	12,805	340,741
Mirati Therapeutics, Inc. (A)	10,132	2,225,393
Molecular Templates, Inc. (A)	6,792	63,777
Morphic Holding, Inc. (A)	3,483	116,855
Mustang Bio, Inc. (A)	14,758	55,859
Myriad Genetics, Inc. (A)	17,215	340,427
NantKwest, Inc. (A)	7,669	102,228
Natera, Inc. (A)	17,898	1,781,209
Neoleukin Therapeutics, Inc. (A)	8,230	116,043
Neubase Therapeutics, Inc. (A)	4,939	34,524
NextCure, Inc. (A)	4,378	47,720
Nkarta, Inc. (A)	3,931	241,639
Novavax, Inc. (A)(B)	14,636	1,632,060
Nurix Therapeutics, Inc. (A)	2,743	90,190
Oncocyte Corp. (A)	17,460	41,729
Oncorus, Inc. (A)	1,603	51,825
OPKO Health, Inc. (A)(B)	94,697	374,053
ORIC Pharmaceuticals, Inc. (A)(B)	5,249	177,679
Passage Bio, Inc. (A)	5,931	151,656
PDL BioPharma, Inc. (A)	28,581	70,595
Pfenex, Inc. (A)(C)	9,241	6,931
Pieris Pharmaceuticals, Inc. (A)	14,962	37,405
PMV Pharmaceuticals, Inc. (A)	3,189	196,155
Praxis Precision Medicines, Inc. (A)	2,565	141,126
Precigen, Inc. (A)(B)	15,743	160,579
Precision BioSciences, Inc. (A)	11,260	93,908
Prelude Therapeutics, Inc. (A)	2,163	154,763
Prevail Therapeutics, Inc. (A)	3,825	88,243
Progenics Pharmaceuticals, Inc. (A)(C)	24,422	1,099
Protagonist Therapeutics, Inc. (A)	7,532	151,845
Prothena Corp. PLC (A)	8,019	96,308
PTC Therapeutics, Inc. (A)	14,735	899,277
Puma Biotechnology, Inc. (A)	7,585	77,822
Radius Health, Inc. (A)	11,071	197,728
RAPT Therapeutics, Inc. (A)(B)	2,775	54,806
REGENXBIO, Inc. (A)	8,218	372,768
Relay Therapeutics, Inc. (A)	7,658	318,266
Replimune Group, Inc. (A)	5,637	215,052
REVOLUTION Medicines, Inc. (A)	9,201	364,268
Rhythm Pharmaceuticals, Inc. (A)	7,982	237,305
Rigel Pharmaceuticals, Inc. (A)	41,939	146,787
Rocket Pharmaceuticals, Inc. (A)	8,130	445,849
Rubius Therapeutics, Inc. (A)	9,421	71,505
Sangamo Therapeutics, Inc. (A)	27,585	430,464
Scholar Rock Holding Corp. (A)	6,046	293,412
Selecta Biosciences, Inc. (A)	18,150	54,995
Seres Therapeutics, Inc. (A)	13,060	319,970
Shattuck Labs, Inc. (A)	3,077	161,266
Soleno Therapeutics, Inc. (A)	17,484	33,744
Solid Biosciences, Inc. (A)(B)	7,342	55,652
Sorrento Therapeutics, Inc. (A)(B)	59,287	404,634
Spectrum Pharmaceuticals, Inc. (A)	36,046	122,917
Spero Therapeutics, Inc. (A)	5,199	100,809
SpringWorks Therapeutics, Inc. (A)	5,662	410,608
Spruce Biosciences, Inc. (A)	1,736	42,202
Stemline Therapeutics, Inc. (A)(C)	12,819	4,230
Stoke Therapeutics, Inc. (A)	3,004	186,038
Sutro Biopharma, Inc. (A)	6,769	146,955
Syndax Pharmaceuticals, Inc. (A)	6,686	148,697
Synergy Pharmaceuticals, Inc. (A)(C)	80,513	233
Syros Pharmaceuticals, Inc. (A)	10,284	111,581
Taysha Gene Therapies, Inc. (A)	2,084	55,309

The accompanying notes are an integral part of the financial statements.	105

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
TCR2 Therapeutics, Inc. (A)	6,205	$191,921
TG Therapeutics, Inc. (A)	27,330	1,421,707
Translate Bio, Inc. (A)	16,226	299,045
Travere Therapeutics, Inc. (A)	11,792	321,391
Turning Point Therapeutics, Inc. (A)	8,820	1,074,717
Twist Bioscience Corp. (A)	7,783	1,099,660
Ultragenyx Pharmaceutical, Inc. (A)	14,871	2,058,593
UNITY Biotechnology, Inc. (A)(B)	9,603	50,320
UroGen Pharma, Ltd. (A)(B)	4,901	88,316
Vanda Pharmaceuticals, Inc. (A)	13,368	175,656
Vaxart, Inc. (A)(B)	12,546	71,638
Vaxcyte, Inc. (A)	4,469	118,741
VBI Vaccines, Inc. (A)(B)	43,449	119,485
Veracyte, Inc. (A)	13,662	668,618
Verastem, Inc. (A)	43,277	92,180
Vericel Corp. (A)	10,767	332,485
Viela Bio, Inc. (A)(B)	5,126	184,382
Viking Therapeutics, Inc. (A)(B)	16,857	94,905
Vir Biotechnology, Inc. (A)	12,722	340,695
Voyager Therapeutics, Inc. (A)	6,930	49,550
XBiotech, Inc. (A)(B)	3,689	57,733
Xencor, Inc. (A)	13,296	580,104
XOMA Corp. (A)	1,566	69,108
Y-mAbs Therapeutics, Inc. (A)	7,257	359,294
Zentalis Pharmaceuticals, Inc. (A)	6,772	351,738
ZIOPHARM Oncology, Inc. (A)(B)	53,397	134,560
		66,302,332
Health care equipment and supplies – 3.3%
Accelerate Diagnostics, Inc. (A)(B)	8,074	61,201
Accuray, Inc. (A)	23,207	96,773
Acutus Medical, Inc. (A)	2,396	69,029
Alphatec Holdings, Inc. (A)	13,182	191,403
AngioDynamics, Inc. (A)	8,767	134,398
Antares Pharma, Inc. (A)	39,081	155,933
Apyx Medical Corp. (A)	8,997	64,778
Aspira Women's Health, Inc. (A)(B)	19,611	131,590
AtriCure, Inc. (A)	10,473	583,032
Atrion Corp.	338	217,077
Avanos Medical, Inc. (A)	11,395	522,803
Axogen, Inc. (A)	9,109	163,051
Axonics Modulation Technologies, Inc. (A)(B)	7,278	363,318
BioLife Solutions, Inc. (A)	3,461	138,059
Cantel Medical Corp.	9,048	713,525
Cardiovascular Systems, Inc. (A)	9,332	408,368
Cerus Corp. (A)	39,309	272,018
Co-Diagnostics, Inc. (A)(B)	6,487	60,329
CONMED Corp.	6,468	724,416
CryoLife, Inc. (A)	8,885	209,775
CryoPort, Inc. (A)(B)	8,272	362,975
Cutera, Inc. (A)	4,316	104,059
CytoSorbents Corp. (A)	10,799	86,068
Eargo, Inc. (A)	1,812	81,214
GenMark Diagnostics, Inc. (A)	16,807	245,382
Glaukos Corp. (A)	10,186	766,598
Heska Corp. (A)	1,643	239,303
Inari Medical, Inc. (A)	1,826	159,392
Inogen, Inc. (A)	4,400	196,592
Integer Holdings Corp. (A)	7,783	631,902
IntriCon Corp. (A)	2,548	46,119
Invacare Corp.	8,881	79,485
iRadimed Corp. (A)	1,761	40,151
iRhythm Technologies, Inc. (A)	6,829	1,619,907
Lantheus Holdings, Inc. (A)	15,998	215,813
LeMaitre Vascular, Inc.	4,121	166,901
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
LivaNova PLC (A)	11,650	$771,347
Meridian Bioscience, Inc. (A)	10,145	189,610
Merit Medical Systems, Inc. (A)	12,918	717,078
Mesa Laboratories, Inc.	1,134	325,050
Misonix, Inc. (A)	3,608	45,100
Natus Medical, Inc. (A)	8,343	167,194
Neogen Corp. (A)	12,535	994,026
Nevro Corp. (A)	8,075	1,397,783
NuVasive, Inc. (A)	12,215	688,071
OraSure Technologies, Inc. (A)	16,729	177,076
Orthofix Medical, Inc. (A)	4,353	187,092
OrthoPediatrics Corp. (A)	3,050	125,813
Outset Medical, Inc. (A)	2,232	126,867
Pulmonx Corp. (A)	2,647	182,696
Pulse Biosciences, Inc. (A)(B)	3,683	87,876
Quotient, Ltd. (A)	17,581	91,597
Repro-Med Systems, Inc. (A)	7,137	42,965
Retractable Technologies, Inc. (A)(B)	3,308	35,528
SeaSpine Holdings Corp. (A)	6,544	114,193
Shockwave Medical, Inc. (A)	6,783	703,533
SI-BONE, Inc. (A)	6,863	205,204
Sientra, Inc. (A)	12,546	48,804
Silk Road Medical, Inc. (A)	6,502	409,496
STAAR Surgical Company (A)	10,905	863,894
Stereotaxis, Inc. (A)	12,474	63,493
Surgalign Holdings, Inc. (A)	17,127	37,508
Surmodics, Inc. (A)	3,132	136,305
Tactile Systems Technology, Inc. (A)	4,525	203,354
TransMedics Group, Inc. (A)	6,367	126,703
Utah Medical Products, Inc.	828	69,800
Vapotherm, Inc. (A)	4,765	127,988
Varex Imaging Corp. (A)	9,420	157,126
ViewRay, Inc. (A)	28,267	107,980
Zynex, Inc. (A)	4,568	61,485
		20,112,372
Health care providers and services – 2.7%
1Life Healthcare, Inc. (A)	18,726	817,390
AdaptHealth Corp. (A)	5,918	222,280
Addus HomeCare Corp. (A)	3,411	399,394
American Renal Associates Holdings, Inc. (A)	3,581	41,002
AMN Healthcare Services, Inc. (A)	11,069	755,459
Apollo Medical Holdings, Inc. (A)	4,999	91,332
BioTelemetry, Inc. (A)	8,028	578,658
Brookdale Senior Living, Inc. (A)	43,703	193,604
Castle Biosciences, Inc. (A)	2,896	194,466
Community Health Systems, Inc. (A)	20,560	152,761
CorVel Corp. (A)	2,105	223,130
Covetrus, Inc. (A)	27,451	788,942
Cross Country Healthcare, Inc. (A)	9,312	82,597
Five Star Senior Living, Inc. (A)	5,361	36,991
Fulgent Genetics, Inc. (A)(B)	3,172	165,261
Hanger, Inc. (A)	8,943	196,657
HealthEquity, Inc. (A)	17,898	1,247,670
InfuSystem Holdings, Inc. (A)	4,062	76,284
LHC Group, Inc. (A)	7,201	1,536,117
Magellan Health, Inc. (A)	5,738	475,336
MEDNAX, Inc. (A)	17,791	436,591
National HealthCare Corp.	2,925	194,249
National Research Corp.	3,270	139,793
Ontrak, Inc. (A)(B)	1,914	118,266
Option Care Health, Inc. (A)	10,753	168,177
Owens & Minor, Inc.	17,084	462,122
Patterson Companies, Inc.	20,218	599,059
PetIQ, Inc. (A)(B)	5,072	195,018

The accompanying notes are an integral part of the financial statements.	106

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Progyny, Inc. (A)	6,359	$269,558
R1 RCM, Inc. (A)	25,840	620,677
RadNet, Inc. (A)	10,556	206,581
Select Medical Holdings Corp. (A)	25,793	713,434
Sharps Compliance Corp. (A)	4,759	44,973
Surgery Partners, Inc. (A)	5,532	160,483
Tenet Healthcare Corp. (A)	24,829	991,422
The Ensign Group, Inc.	12,223	891,301
The Joint Corp. (A)	3,472	91,175
The Pennant Group, Inc. (A)	6,061	351,902
The Providence Service Corp. (A)	2,875	398,561
Tivity Health, Inc. (A)	10,271	201,209
Triple-S Management Corp., Class B (A)	5,298	113,112
US Physical Therapy, Inc.	3,030	364,358
Viemed Healthcare, Inc. (A)	9,259	71,850
		16,079,202
Health care technology – 1.2%
Accolade, Inc. (A)	2,974	129,369
Allscripts Healthcare Solutions, Inc. (A)	37,630	543,377
Computer Programs & Systems, Inc.	3,402	91,310
Evolent Health, Inc., Class A (A)	17,936	287,514
Health Catalyst, Inc. (A)	8,045	350,199
HealthStream, Inc. (A)	6,060	132,350
HMS Holdings Corp. (A)	20,991	771,419
Icad, Inc. (A)	5,542	73,154
Inovalon Holdings, Inc., Class A (A)	17,723	322,027
Inspire Medical Systems, Inc. (A)	6,232	1,172,177
NextGen Healthcare, Inc. (A)	13,175	240,312
Omnicell, Inc. (A)	10,083	1,210,162
OptimizeRx Corp. (A)	3,684	114,793
Phreesia, Inc. (A)	7,717	418,724
Schrodinger, Inc. (A)	7,116	563,445
Simulations Plus, Inc.	3,379	243,018
Tabula Rasa HealthCare, Inc. (A)(B)	5,076	217,456
Vocera Communications, Inc. (A)	7,632	316,957
		7,197,763
Life sciences tools and services – 0.9%
ChromaDex Corp. (A)	11,464	55,027
Codexis, Inc. (A)	12,810	279,642
Fluidigm Corp. (A)(B)	17,934	107,604
Harvard Bioscience, Inc. (A)	11,456	49,146
Luminex Corp.	10,163	234,969
Medpace Holdings, Inc. (A)	6,519	907,445
NanoString Technologies, Inc. (A)	10,432	697,692
NeoGenomics, Inc. (A)	24,922	1,341,800
Pacific Biosciences of California, Inc. (A)	41,886	1,086,523
Personalis, Inc. (A)	5,854	214,315
Quanterix Corp. (A)	5,018	233,337
		5,207,500
Pharmaceuticals – 1.5%
Aerie Pharmaceuticals, Inc. (A)	9,222	124,589
Agile Therapeutics, Inc. (A)(B)	18,455	52,966
Amneal Pharmaceuticals, Inc. (A)	24,203	110,608
Amphastar Pharmaceuticals, Inc. (A)	8,469	170,312
ANI Pharmaceuticals, Inc. (A)	2,413	70,074
Aquestive Therapeutics, Inc. (A)(B)	5,642	30,185
Arvinas, Inc. (A)	8,241	699,908
Atea Pharmaceuticals, Inc. (A)	3,339	139,503
Athira Pharma, Inc. (A)	3,065	104,976
Axsome Therapeutics, Inc. (A)	6,620	539,331
BioDelivery Sciences International, Inc. (A)	23,155	97,251
Cara Therapeutics, Inc. (A)	10,281	155,552
Cassava Sciences, Inc. (A)	8,161	55,658
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Chiasma, Inc. (A)	13,404	$58,307
Collegium Pharmaceutical, Inc. (A)	8,484	169,935
Corcept Therapeutics, Inc. (A)	23,174	606,232
CorMedix, Inc. (A)	8,011	59,522
Cymabay Therapeutics, Inc. (A)	17,104	98,177
Durect Corp. (A)	50,676	104,899
Elanco Animal Health, Inc. (A)(C)	15,082	0
Endo International PLC (A)	54,101	388,445
Eton Pharmaceuticals, Inc. (A)(B)	5,080	41,300
Evofem Biosciences, Inc. (A)(B)	20,392	49,145
Fulcrum Therapeutics, Inc. (A)	3,835	44,908
Graybug Vision, Inc. (A)	1,628	47,245
Harmony Biosciences Holdings, Inc. (A)	1,392	50,321
IMARA, Inc. (A)(B)	1,951	43,020
Innoviva, Inc. (A)	15,402	190,831
Intersect ENT, Inc. (A)	7,759	177,681
Intra-Cellular Therapies, Inc. (A)	15,820	503,076
Kala Pharmaceuticals, Inc. (A)(B)	10,418	70,634
Lannett Company, Inc. (A)	8,524	55,576
Marinus Pharmaceuticals, Inc. (A)(B)	6,441	78,580
NGM Biopharmaceuticals, Inc. (A)	5,876	178,013
Ocular Therapeutix, Inc. (A)	16,274	336,872
Odonate Therapeutics, Inc. (A)	3,979	76,397
Omeros Corp. (A)(B)	14,557	207,947
Optinose, Inc. (A)(B)	9,805	40,593
Pacira BioSciences, Inc. (A)	10,137	606,598
Paratek Pharmaceuticals, Inc. (A)	11,495	71,959
Phathom Pharmaceuticals, Inc. (A)	2,585	85,874
Phibro Animal Health Corp., Class A	4,911	95,372
Pliant Therapeutics, Inc. (A)(B)	2,516	57,164
Prestige Consumer Healthcare, Inc. (A)	12,033	419,591
Provention Bio, Inc. (A)(B)	11,558	195,793
Relmada Therapeutics, Inc. (A)(B)	3,684	118,146
Revance Therapeutics, Inc. (A)	15,235	431,760
SIGA Technologies, Inc. (A)	13,464	97,883
Supernus Pharmaceuticals, Inc. (A)	11,777	296,309
Tarsus Pharmaceuticals, Inc. (A)	1,557	64,351
TherapeuticsMD, Inc. (A)(B)	66,492	80,455
Theravance Biopharma, Inc. (A)	11,223	199,433
Tricida, Inc. (A)	7,689	54,207
Verrica Pharmaceuticals, Inc. (A)(B)	3,802	43,761
VYNE Therapeutics, Inc. (A)	38,535	60,885
WaVe Life Sciences, Ltd. (A)	8,403	66,132
Xeris Pharmaceuticals, Inc. (A)	11,996	59,020
Zogenix, Inc. (A)	13,338	266,627
		9,399,889
		124,299,058
Industrials – 14.8%
Aerospace and defense – 0.9%
AAR Corp.	8,008	290,050
Aerojet Rocketdyne Holdings, Inc. (A)	17,046	900,881
AeroVironment, Inc. (A)	5,123	445,189
Astronics Corp. (A)	5,833	77,171
Cubic Corp.	7,429	460,895
Ducommun, Inc. (A)	2,669	143,325
Kaman Corp.	6,529	373,002
Kratos Defense & Security Solutions, Inc. (A)	28,772	789,216
Maxar Technologies, Inc.	14,543	561,214
Moog, Inc., Class A	7,006	555,576
National Presto Industries, Inc.	1,211	107,089
PAE, Inc. (A)	14,005	128,566
Park Aerospace Corp.	4,820	64,636
Parsons Corp. (A)	5,298	192,900
Triumph Group, Inc.	12,152	152,629

The accompanying notes are an integral part of the financial statements.	107

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Vectrus, Inc. (A)	2,841	$141,255
		5,383,594
Air freight and logistics – 0.3%
Air Transport Services Group, Inc. (A)	14,171	444,119
Atlas Air Worldwide Holdings, Inc. (A)	6,149	335,366
Echo Global Logistics, Inc. (A)	6,462	173,311
Forward Air Corp.	6,601	507,221
Hub Group, Inc., Class A (A)	7,878	449,046
Radiant Logistics, Inc. (A)	10,955	63,539
		1,972,602
Airlines – 0.3%
Allegiant Travel Company	3,066	580,210
Hawaiian Holdings, Inc.	10,897	192,877
Mesa Air Group, Inc. (A)	7,251	48,509
SkyWest, Inc.	11,646	469,450
Spirit Airlines, Inc. (A)	22,829	558,169
		1,849,215
Building products – 1.5%
AAON, Inc.	9,657	643,446
Advanced Drainage Systems, Inc.	13,324	1,113,620
Alpha Pro Tech, Ltd. (A)(B)	3,215	35,847
American Woodmark Corp. (A)	4,015	376,808
Apogee Enterprises, Inc.	6,246	197,873
Builders FirstSource, Inc. (A)	27,433	1,119,541
Caesarstone, Ltd.	6,360	81,980
Cornerstone Building Brands, Inc. (A)	11,225	104,168
CSW Industrials, Inc.	3,229	361,357
Gibraltar Industries, Inc. (A)	7,737	556,600
Griffon Corp.	10,291	209,731
Insteel Industries, Inc.	4,707	104,825
JELD-WEN Holding, Inc. (A)	16,220	411,339
Masonite International Corp. (A)	5,803	570,667
PGT Innovations, Inc. (A)	13,632	277,275
Quanex Building Products Corp.	8,279	183,545
Resideo Technologies, Inc. (A)	33,535	712,954
Simpson Manufacturing Company, Inc.	10,223	955,339
UFP Industries, Inc.	14,104	783,477
		8,800,392
Commercial services and supplies – 1.9%
ABM Industries, Inc.	15,912	602,110
ACCO Brands Corp.	22,107	186,804
Brady Corp., Class A	11,101	586,355
BrightView Holdings, Inc. (A)	9,851	148,947
Casella Waste Systems, Inc., Class A (A)	11,099	687,583
CECO Environmental Corp. (A)	8,811	61,325
Cimpress PLC (A)	4,238	371,842
Covanta Holding Corp.	28,195	370,200
Deluxe Corp.	9,967	291,036
Ennis, Inc.	6,780	121,023
Harsco Corp. (A)	18,538	333,313
Healthcare Services Group, Inc.	17,770	499,337
Heritage-Crystal Clean, Inc. (A)	4,097	86,324
Herman Miller, Inc.	13,969	472,152
HNI Corp.	10,057	346,564
Interface, Inc.	13,778	144,669
KAR Auction Services, Inc.	30,628	569,987
Kimball International, Inc., Class B	8,651	103,379
Knoll, Inc.	12,049	176,879
Matthews International Corp., Class A	7,349	216,061
McGrath RentCorp	5,774	387,435
Montrose Environmental Group, Inc. (A)	2,645	81,889
PICO Holdings, Inc. (A)	6,116	57,185
Pitney Bowes, Inc.	41,635	256,472
SP Plus Corp. (A)	5,477	157,902
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Steelcase, Inc., Class A	20,459	$277,219
Team, Inc. (A)	8,034	87,571
Tetra Tech, Inc.	12,695	1,469,827
The Brink's Company	11,700	842,400
UniFirst Corp.	3,552	751,923
US Ecology, Inc.	7,590	275,745
Viad Corp.	5,049	182,622
VSE Corp.	2,397	92,261
		11,296,341
Construction and engineering – 1.4%
Aegion Corp. (A)	7,434	141,172
Ameresco, Inc., Class A (A)	5,824	304,246
API Group Corp. (A)(D)	33,432	606,791
Arcosa, Inc.	11,511	632,299
Argan, Inc.	3,663	162,967
Comfort Systems USA, Inc.	8,589	452,297
Construction Partners, Inc., Class A (A)	6,165	179,463
Dycom Industries, Inc. (A)	7,307	551,825
EMCOR Group, Inc.	12,786	1,169,408
Fluor Corp.	33,687	537,981
Granite Construction, Inc.	11,237	300,140
Great Lakes Dredge & Dock Corp. (A)	15,506	204,214
HC2 Holdings, Inc. (A)	14,755	48,101
IES Holdings, Inc. (A)	2,060	94,842
MasTec, Inc. (A)	13,414	914,567
MYR Group, Inc. (A)	3,897	234,210
Northwest Pipe Company (A)	2,760	78,108
NV5 Global, Inc. (A)	2,578	203,095
Primoris Services Corp.	11,531	318,371
Sterling Construction Company, Inc. (A)	7,026	130,754
Tutor Perini Corp. (A)	10,018	129,733
WillScot Mobile Mini Holdings Corp. (A)	38,165	884,283
		8,278,867
Electrical equipment – 1.7%
Allied Motion Technologies, Inc.	1,992	101,791
American Superconductor Corp. (A)	6,462	151,340
Atkore International Group, Inc. (A)	11,235	461,871
AZZ, Inc.	6,222	295,172
Bloom Energy Corp., Class A (A)	21,140	605,872
Encore Wire Corp.	4,904	297,035
EnerSys	9,967	827,859
FuelCell Energy, Inc. (A)(B)	68,248	762,330
LSI Industries, Inc.	7,465	63,900
Orion Energy Systems, Inc. (A)	6,927	68,369
Plug Power, Inc. (A)	88,947	3,016,193
Powell Industries, Inc.	2,544	75,023
Preformed Line Products Company	748	51,193
Sunrun, Inc. (A)	35,625	2,471,663
Thermon Group Holdings, Inc. (A)	7,977	124,681
TPI Composites, Inc. (A)	7,313	385,980
Vicor Corp. (A)	4,596	423,843
		10,184,115
Industrial conglomerates – 0.0%
Raven Industries, Inc.	8,454	279,743
Machinery – 3.6%
Alamo Group, Inc.	2,344	323,355
Albany International Corp., Class A	7,241	531,634
Altra Industrial Motion Corp.	15,329	849,686
Astec Industries, Inc.	5,400	312,552
Barnes Group, Inc.	11,090	562,152
Blue Bird Corp. (A)	3,922	71,616
Chart Industries, Inc. (A)	8,587	1,011,463
CIRCOR International, Inc. (A)	4,937	189,778
Columbus McKinnon Corp.	5,634	216,571

The accompanying notes are an integral part of the financial statements.	108

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Douglas Dynamics, Inc.	5,354	$228,991
Energy Recovery, Inc. (A)	9,514	129,771
Enerpac Tool Group Corp.	12,821	289,883
EnPro Industries, Inc.	4,964	374,881
ESCO Technologies, Inc.	6,033	622,726
Evoqua Water Technologies Corp. (A)	21,820	588,704
Federal Signal Corp.	14,187	470,583
Franklin Electric Company, Inc.	10,804	747,745
Graham Corp.	3,277	49,745
Helios Technologies, Inc.	7,431	395,998
Hillenbrand, Inc.	17,452	694,590
Hurco Companies, Inc.	2,011	60,330
Hyster-Yale Materials Handling, Inc.	2,397	142,741
John Bean Technologies Corp.	7,413	844,118
Kadant, Inc.	2,711	382,197
Kennametal, Inc.	19,697	713,819
LB Foster Company, Class A (A)	3,145	47,332
Lindsay Corp.	2,552	327,830
Luxfer Holdings PLC	7,307	119,981
Lydall, Inc. (A)	4,088	122,763
Meritor, Inc. (A)	16,397	457,640
Miller Industries, Inc.	2,948	112,083
Mueller Industries, Inc.	13,239	464,821
Mueller Water Products, Inc., Class A	37,175	460,227
Navistar International Corp. (A)	11,865	521,585
NN, Inc. (A)	11,188	73,505
Omega Flex, Inc.	684	99,864
Park-Ohio Holdings Corp.	2,330	71,997
Proto Labs, Inc. (A)	6,330	971,022
RBC Bearings, Inc. (A)	5,826	1,043,087
REV Group, Inc.	7,253	63,899
Rexnord Corp.	28,326	1,118,594
SPX Corp. (A)	10,240	558,490
SPX FLOW, Inc. (A)	10,122	586,671
Standex International Corp.	2,936	227,599
Tennant Company	4,318	302,994
Terex Corp.	15,948	556,426
The ExOne Company (A)	3,486	33,082
The Gorman-Rupp Company	4,100	133,045
The Greenbrier Companies, Inc.	7,742	281,654
The Manitowoc Company, Inc. (A)	8,644	115,052
The Shyft Group, Inc.	8,362	237,314
TriMas Corp. (A)	9,894	313,343
Wabash National Corp.	12,697	218,769
Watts Water Technologies, Inc., Class A	6,422	781,557
Welbilt, Inc. (A)	31,138	411,022
		21,638,877
Marine – 0.1%
Costamare, Inc.	12,465	103,210
Matson, Inc.	10,152	578,359
Scorpio Bulkers, Inc. (B)	2,655	44,949
SEACOR Holdings, Inc. (A)	4,622	191,582
		918,100
Professional services – 1.2%
Acacia Research Corp. (A)	13,981	55,085
ASGN, Inc. (A)	12,061	1,007,455
Barrett Business Services, Inc.	1,954	133,282
CBIZ, Inc. (A)	12,068	321,129
CRA International, Inc.	1,973	100,485
Exponent, Inc.	12,138	1,092,784
Forrester Research, Inc. (A)	2,773	116,189
Franklin Covey Company (A)	3,371	75,072
GP Strategies Corp. (A)	3,763	44,629
Heidrick & Struggles International, Inc.	4,889	143,639
Huron Consulting Group, Inc. (A)	5,376	316,915
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
ICF International, Inc.	4,383	$325,788
Insperity, Inc.	8,529	694,431
Kelly Services, Inc., Class A	8,351	171,780
Kforce, Inc.	4,684	197,150
Korn Ferry	13,003	565,631
Red Violet, Inc. (A)(B)	1,800	46,998
Resources Connection, Inc.	7,481	94,036
TriNet Group, Inc. (A)	9,741	785,125
TrueBlue, Inc. (A)	8,882	166,005
Upwork, Inc. (A)	22,077	762,098
Willdan Group, Inc. (A)	2,690	112,173
		7,327,879
Road and rail – 0.5%
ArcBest Corp.	5,981	255,209
Avis Budget Group, Inc. (A)	12,551	468,152
Covenant Logistics Group, Inc. (A)	3,300	48,873
Daseke, Inc. (A)	11,496	66,792
Heartland Express, Inc.	11,357	205,562
Marten Transport, Ltd.	14,122	243,322
Saia, Inc. (A)	6,241	1,128,373
U.S. Xpress Enterprises, Inc., Class A (A)	6,160	42,134
Universal Logistics Holdings, Inc.	2,118	43,610
Werner Enterprises, Inc.	14,351	562,846
		3,064,873
Trading companies and distributors – 1.4%
Alta Equipment Group, Inc. (A)(B)	5,183	51,208
Applied Industrial Technologies, Inc.	9,188	716,572
Beacon Roofing Supply, Inc. (A)	13,072	525,364
BMC Stock Holdings, Inc. (A)	15,983	857,967
CAI International, Inc.	4,063	126,928
DXP Enterprises, Inc. (A)	4,217	93,744
Foundation Building Materials, Inc. (A)	4,830	92,784
GATX Corp.	8,205	682,492
GMS, Inc. (A)	9,957	303,489
H&E Equipment Services, Inc.	7,633	227,540
Herc Holdings, Inc. (A)	5,799	385,112
Lawson Products, Inc. (A)	1,258	64,045
MRC Global, Inc. (A)	18,822	124,790
NOW, Inc. (A)	27,272	195,813
Rush Enterprises, Inc., Class A	8,958	371,040
Rush Enterprises, Inc., Class B	2,432	92,148
SiteOne Landscape Supply, Inc. (A)	10,393	1,648,642
Systemax, Inc.	3,070	110,182
Textainer Group Holdings, Ltd. (A)	11,836	227,014
Titan Machinery, Inc. (A)	4,844	94,700
Transcat, Inc. (A)	2,073	71,892
Triton International, Ltd.	14,289	693,159
Veritiv Corp. (A)	3,273	68,046
WESCO International, Inc. (A)	11,596	910,286
		8,734,957
		89,729,555
Information technology – 13.7%
Communications equipment – 0.9%
Acacia Communications, Inc. (A)	9,186	670,211
ADTRAN, Inc.	11,877	175,423
Applied Optoelectronics, Inc. (A)(B)	5,688	48,405
CalAmp Corp. (A)	8,736	86,661
Calix, Inc. (A)	12,539	373,161
Casa Systems, Inc. (A)	8,526	52,605
Clearfield, Inc. (A)	2,890	71,441
Comtech Telecommunications Corp.	5,769	119,361
Digi International, Inc. (A)	7,191	135,910
DZS, Inc. (A)	3,134	48,483
Extreme Networks, Inc. (A)	29,487	203,165

The accompanying notes are an integral part of the financial statements.	109

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
Genasys, Inc. (A)	9,505	$61,973
Harmonic, Inc. (A)	22,609	167,081
Infinera Corp. (A)	38,614	404,675
Inseego Corp. (A)(B)	16,673	257,931
InterDigital, Inc.	7,364	446,848
KVH Industries, Inc. (A)	5,172	58,702
NETGEAR, Inc. (A)	7,128	289,611
NetScout Systems, Inc. (A)	16,845	461,890
Plantronics, Inc.	8,257	223,187
Resonant, Inc. (A)(B)	14,393	38,141
Ribbon Communications, Inc. (A)	16,868	110,654
Viavi Solutions, Inc. (A)	54,249	812,379
		5,317,898
Electronic equipment, instruments and components – 2.2%
Akoustis Technologies, Inc. (A)(B)	8,248	100,873
Arlo Technologies, Inc. (A)	19,533	152,162
Badger Meter, Inc.	6,897	648,732
Bel Fuse, Inc., Class B	2,581	38,792
Belden, Inc.	10,440	437,436
Benchmark Electronics, Inc.	8,682	234,501
CTS Corp.	7,511	257,853
Daktronics, Inc.	11,818	55,308
ePlus, Inc. (A)	3,179	279,593
Fabrinet (A)	8,665	672,317
FARO Technologies, Inc. (A)	4,229	298,694
Fitbit, Inc., Class A (A)	58,632	398,698
II-VI, Inc. (A)	24,226	1,840,207
Insight Enterprises, Inc. (A)	8,242	627,134
Intellicheck, Inc. (A)	5,064	57,755
Iteris, Inc. (A)	11,098	62,704
Itron, Inc. (A)	9,546	915,461
Kimball Electronics, Inc. (A)	5,796	92,678
Knowles Corp. (A)	20,997	386,975
Luna Innovations, Inc. (A)	7,319	72,312
Methode Electronics, Inc.	8,666	331,734
MTS Systems Corp.	4,667	271,433
Napco Security Technologies, Inc. (A)	3,097	81,203
nLight, Inc. (A)	8,351	272,660
Novanta, Inc. (A)	8,094	956,873
OSI Systems, Inc. (A)	4,004	373,253
PAR Technology Corp. (A)(B)	4,453	279,604
PC Connection, Inc. (A)	2,459	116,286
Plexus Corp. (A)	6,764	529,012
Powerfleet, Inc. (A)	8,140	60,480
Rogers Corp. (A)	4,413	685,295
Sanmina Corp. (A)	15,117	482,081
ScanSource, Inc. (A)	6,355	167,645
TTM Technologies, Inc. (A)	23,324	321,755
Vishay Intertechnology, Inc.	31,263	647,457
Vishay Precision Group, Inc. (A)	2,994	94,251
		13,301,207
IT services – 1.9%
Brightcove, Inc. (A)	9,885	181,884
Cardtronics PLC, Class A (A)	8,693	306,863
Cass Information Systems, Inc.	3,573	139,025
Conduent, Inc. (A)	39,700	190,560
CSG Systems International, Inc.	7,779	350,600
Endurance International Group Holdings, Inc. (A)	15,751	148,847
EVERTEC, Inc.	14,255	560,507
EVO Payments, Inc., Class A (A)	9,738	263,023
ExlService Holdings, Inc. (A)	7,857	668,866
GreenSky, Inc., Class A (A)	16,430	76,071
Grid Dynamics Holdings, Inc. (A)	6,248	78,725
i3 Verticals, Inc., Class A (A)	4,355	144,586
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
International Money Express, Inc. (A)	6,758	$104,884
KBR, Inc.	33,644	1,040,609
Limelight Networks, Inc. (A)	29,625	118,204
LiveRamp Holdings, Inc. (A)	15,231	1,114,757
ManTech International Corp., Class A	6,470	575,442
MAXIMUS, Inc.	14,357	1,050,789
MoneyGram International, Inc. (A)	15,473	84,560
NIC, Inc.	15,633	403,800
Paysign, Inc. (A)	8,456	39,236
Perficient, Inc. (A)	7,711	367,429
Perspecta, Inc.	33,244	800,516
Rackspace Technology, Inc. (A)	7,938	151,298
Repay Holdings Corp. (A)	14,247	388,231
ServiceSource International, Inc. (A)	26,702	46,996
Sykes Enterprises, Inc. (A)	9,055	341,102
The Hackett Group, Inc.	6,484	93,305
TTEC Holdings, Inc.	4,317	314,839
Tucows, Inc., Class A (A)	2,315	171,055
Unisys Corp. (A)	14,629	287,899
Verra Mobility Corp. (A)	32,102	430,809
Virtusa Corp. (A)	6,894	352,490
		11,387,807
Semiconductors and semiconductor equipment – 2.8%
Advanced Energy Industries, Inc. (A)	9,010	873,700
Alpha & Omega Semiconductor, Ltd. (A)	4,907	116,001
Ambarella, Inc. (A)	7,850	720,787
Amkor Technology, Inc.	23,482	354,109
Atomera, Inc. (A)(B)	4,520	72,727
Axcelis Technologies, Inc. (A)	8,007	233,164
AXT, Inc. (A)	9,405	90,006
Brooks Automation, Inc.	17,245	1,170,073
CEVA, Inc. (A)	5,139	233,825
CMC Materials, Inc.	6,861	1,038,069
Cohu, Inc.	9,886	377,447
CyberOptics Corp. (A)	1,949	44,223
Diodes, Inc. (A)	10,067	709,724
DSP Group, Inc. (A)	5,330	88,425
FormFactor, Inc. (A)	18,311	787,739
GSI Technology, Inc. (A)	5,236	38,746
Ichor Holdings, Ltd. (A)	5,449	164,260
Impinj, Inc. (A)	4,150	173,761
Lattice Semiconductor Corp. (A)	32,175	1,474,259
MACOM Technology Solutions Holdings, Inc. (A)	11,173	614,962
Maxeon Solar Technologies, Ltd. (A)	2,359	66,925
MaxLinear, Inc. (A)	16,323	623,375
NeoPhotonics Corp. (A)	12,489	113,525
NVE Corp.	1,351	75,899
Onto Innovation, Inc. (A)	11,306	537,600
PDF Solutions, Inc. (A)	7,165	154,764
Photronics, Inc. (A)	14,979	167,166
Power Integrations, Inc.	13,896	1,137,527
Rambus, Inc. (A)	27,041	472,136
Semtech Corp. (A)	15,250	1,099,373
Silicon Laboratories, Inc. (A)	10,224	1,301,924
SiTime Corp. (A)	2,211	247,477
SMART Global Holdings, Inc. (A)	3,523	132,570
SunPower Corp. (A)(B)	18,184	466,238
Synaptics, Inc. (A)	8,155	786,142
Ultra Clean Holdings, Inc. (A)	9,581	298,448
Veeco Instruments, Inc. (A)	11,977	207,921
		17,265,017
Software – 5.7%
8x8, Inc. (A)	25,107	865,438
A10 Networks, Inc. (A)	15,099	148,876

The accompanying notes are an integral part of the financial statements.	110

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
ACI Worldwide, Inc. (A)	27,202	$1,045,373
Agilysys, Inc. (A)	4,432	170,100
Alarm.com Holdings, Inc. (A)	11,288	1,167,744
Altair Engineering, Inc., Class A (A)	10,282	598,207
American Software, Inc., Class A	7,534	129,359
Appfolio, Inc., Class A (A)	3,895	701,256
Appian Corp. (A)(B)	8,461	1,371,443
Avaya Holdings Corp. (A)	19,856	380,242
Benefitfocus, Inc. (A)	7,221	104,560
Blackbaud, Inc.	11,773	677,654
Blackline, Inc. (A)	12,064	1,609,096
Bottomline Technologies DE, Inc. (A)	10,512	554,403
Box, Inc., Class A (A)	33,512	604,892
Cerence, Inc. (A)	8,743	878,497
ChannelAdvisor Corp. (A)	7,011	112,036
Cloudera, Inc. (A)	48,818	679,058
CommVault Systems, Inc. (A)	10,123	560,511
Cornerstone OnDemand, Inc. (A)	14,621	643,909
Digimarc Corp. (A)(B)	2,975	140,539
Digital Turbine, Inc. (A)	19,949	1,128,315
Domo, Inc., Class B (A)	6,172	393,588
Ebix, Inc.	6,348	241,034
eGain Corp. (A)	5,496	64,908
Envestnet, Inc. (A)	12,596	1,036,525
GTY Technology Holdings, Inc. (A)	12,934	66,998
Intelligent Systems Corp. (A)(B)	1,982	79,498
j2 Global, Inc. (A)	10,256	1,001,909
LivePerson, Inc. (A)	14,838	923,369
MicroStrategy, Inc., Class A (A)	1,745	678,020
Mimecast, Ltd. (A)	13,620	774,161
Mitek Systems, Inc. (A)	10,017	178,102
Model N, Inc. (A)	8,103	289,115
OneSpan, Inc. (A)	7,860	162,545
Ping Identity Holding Corp. (A)	8,637	247,364
Progress Software Corp.	10,691	483,126
PROS Holdings, Inc. (A)	9,427	478,609
Q2 Holdings, Inc. (A)	11,945	1,511,401
QAD, Inc., Class A	2,792	176,399
Qualys, Inc. (A)	8,084	985,197
Rapid7, Inc. (A)	12,152	1,095,624
Sailpoint Technologies Holdings, Inc. (A)	20,952	1,115,484
Sapiens International Corp. NV	6,270	191,925
ShotSpotter, Inc. (A)	2,138	80,603
Smith Micro Software, Inc. (A)	9,595	52,005
Sprout Social, Inc., Class A (A)	6,550	297,436
SPS Commerce, Inc. (A)	8,434	915,848
Sumo Logic, Inc. (A)	3,225	92,171
SVMK, Inc. (A)	29,277	748,027
Synchronoss Technologies, Inc. (A)	11,642	54,717
Telenav, Inc. (A)	9,900	46,530
Tenable Holdings, Inc. (A)	16,853	880,738
Upland Software, Inc. (A)	6,244	286,537
Varonis Systems, Inc. (A)	7,425	1,214,804
Verint Systems, Inc. (A)	15,406	1,034,975
Veritone, Inc. (A)	5,585	158,893
VirnetX Holding Corp. (B)	16,268	81,991
Workiva, Inc. (A)	9,441	864,984
Xperi Holding Corp.	24,844	519,240
Yext, Inc. (A)	24,431	384,055
Zix Corp. (A)	13,149	113,476
Zuora, Inc., Class A (A)	24,149	336,396
		34,609,835
Technology hardware, storage and peripherals – 0.2%
3D Systems Corp. (A)(B)	28,612	299,854
Avid Technology, Inc. (A)	7,804	123,849
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Technology hardware, storage and peripherals (continued)
Corsair Gaming, Inc. (A)	3,514	$127,277
Diebold Nixdorf, Inc. (A)	16,891	180,058
Eastman Kodak Company (A)(B)	4,068	33,114
Immersion Corp. (A)	4,823	54,452
Intevac, Inc. (A)	6,384	46,029
Quantum Corp. (A)	8,211	50,251
Super Micro Computer, Inc. (A)	10,508	332,683
		1,247,567
		83,129,331
Materials – 4.2%
Chemicals – 1.7%
AdvanSix, Inc. (A)	6,839	136,712
American Vanguard Corp.	7,685	119,271
Amyris, Inc. (A)(B)	26,139	161,408
Avient Corp.	21,611	870,491
Balchem Corp.	7,650	881,433
Chase Corp.	1,752	176,970
Ferro Corp. (A)	19,500	285,285
FutureFuel Corp.	6,711	85,230
GCP Applied Technologies, Inc. (A)	11,690	276,469
Hawkins, Inc.	2,311	120,888
HB Fuller Company	12,161	630,913
Ingevity Corp. (A)	9,864	747,001
Innospec, Inc.	5,804	526,597
Intrepid Potash, Inc. (A)	2,601	62,814
Koppers Holdings, Inc. (A)	5,155	160,630
Kraton Corp. (A)	7,473	207,675
Kronos Worldwide, Inc.	5,333	79,515
Livent Corp. (A)	35,000	659,400
Minerals Technologies, Inc.	8,028	498,699
Orion Engineered Carbons SA	14,497	248,479
PQ Group Holdings, Inc.	9,181	130,921
Quaker Chemical Corp.	3,142	796,151
Rayonier Advanced Materials, Inc. (A)	14,971	97,611
Sensient Technologies Corp.	9,994	737,257
Stepan Company	5,019	598,867
Trecora Resources (A)	7,770	54,312
Tredegar Corp.	6,374	106,446
Trinseo SA	9,096	465,806
Tronox Holdings PLC, Class A	21,098	308,453
		10,231,704
Construction materials – 0.1%
Forterra, Inc. (A)	6,762	116,273
Summit Materials, Inc., Class A (A)	27,347	549,128
U.S. Concrete, Inc. (A)	3,992	159,560
United States Lime & Minerals, Inc.	556	63,384
		888,345
Containers and packaging – 0.2%
Greif, Inc., Class A	6,015	281,983
Greif, Inc., Class B	1,379	66,716
Myers Industries, Inc.	8,480	176,214
O-I Glass, Inc.	37,124	441,776
Pactiv Evergreen, Inc. (A)	8,676	157,383
Ranpak Holdings Corp. (A)	7,387	99,281
UFP Technologies, Inc. (A)	1,875	87,375
		1,310,728
Metals and mining – 1.7%
1911 Gold Corp. (A)	5,045	2,115
Alcoa Corp. (A)	44,470	1,025,034
Allegheny Technologies, Inc. (A)	30,264	507,527
Arconic Corp. (A)	23,556	701,969
Caledonia Mining Corp. PLC	2,921	46,385
Carpenter Technology Corp.	11,421	332,580

The accompanying notes are an integral part of the financial statements.	111

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Century Aluminum Company (A)	11,891	$131,158
Cleveland-Cliffs, Inc. (B)	93,726	1,364,651
Coeur Mining, Inc. (A)	57,837	598,613
Commercial Metals Company	27,955	574,196
Compass Minerals International, Inc.	8,048	496,723
Fortitude Gold Corp. (A)(C)	5,150	5,408
Gatos Silver, Inc. (A)	5,843	76,134
Gold Resource Corp.	18,026	52,456
Haynes International, Inc.	3,076	73,332
Hecla Mining Company	123,967	803,306
Kaiser Aluminum Corp.	3,759	371,765
Materion Corp.	4,867	310,125
Novagold Resources, Inc. (A)	56,084	542,332
Ryerson Holding Corp. (A)	3,948	53,851
Schnitzer Steel Industries, Inc., Class A	6,072	193,758
SunCoke Energy, Inc.	19,965	86,848
TimkenSteel Corp. (A)	12,398	57,899
United States Steel Corp. (B)	52,218	875,696
Warrior Met Coal, Inc.	12,208	260,275
Worthington Industries, Inc.	8,569	439,932
		9,984,068
Paper and forest products – 0.5%
Boise Cascade Company	9,308	444,922
Clearwater Paper Corp. (A)	3,901	147,263
Domtar Corp.	12,992	411,197
Glatfelter Corp.	10,598	173,595
Louisiana-Pacific Corp.	25,965	965,119
Neenah, Inc.	4,074	225,374
Schweitzer-Mauduit International, Inc.	7,373	296,468
Verso Corp., Class A	7,660	92,073
		2,756,011
		25,170,856
Real estate – 6.0%
Equity real estate investment trusts – 5.2%
Acadia Realty Trust	20,536	291,406
Agree Realty Corp.	12,705	845,899
Alexander & Baldwin, Inc.	17,616	302,643
Alexander's, Inc.	525	145,609
American Assets Trust, Inc.	12,117	349,939
American Finance Trust, Inc.	26,208	194,725
Armada Hoffler Properties, Inc.	14,492	162,600
Bluerock Residential Growth REIT, Inc.	6,727	85,231
Broadstone Net Lease, Inc., Class A	7,543	147,692
BRT Apartments Corp.	3,468	52,714
CareTrust REIT, Inc.	22,872	507,301
CatchMark Timber Trust, Inc., Class A	12,727	119,125
Centerspace	3,019	213,262
Chatham Lodging Trust	11,239	121,381
CIM Commercial Trust Corp.	3,506	49,925
City Office REIT, Inc.	10,398	101,588
Colony Capital, Inc.	115,152	553,881
Columbia Property Trust, Inc.	27,545	394,995
Community Healthcare Trust, Inc.	5,074	239,036
CoreCivic, Inc.	28,585	187,232
CorePoint Lodging, Inc.	10,182	70,052
DiamondRock Hospitality Company (A)	47,862	394,862
Diversified Healthcare Trust	57,351	236,286
Easterly Government Properties, Inc.	19,224	435,424
EastGroup Properties, Inc.	9,167	1,265,596
Essential Properties Realty Trust, Inc.	23,869	506,023
Farmland Partners, Inc. (B)	8,080	70,296
Four Corners Property Trust, Inc.	16,966	505,078
Franklin Street Properties Corp.	26,175	114,385
Front Yard Residential Corp.	12,120	196,344
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Getty Realty Corp.	7,908	$217,786
Gladstone Commercial Corp.	8,468	152,424
Gladstone Land Corp.	5,656	82,804
Global Medical REIT, Inc.	10,563	137,953
Global Net Lease, Inc.	21,479	368,150
Healthcare Realty Trust, Inc.	31,747	939,711
Hersha Hospitality Trust	9,036	71,294
Independence Realty Trust, Inc.	22,506	302,256
Industrial Logistics Properties Trust	15,440	359,598
Innovative Industrial Properties, Inc. (B)	5,107	935,245
iStar, Inc.	17,245	256,088
Kite Realty Group Trust	19,752	295,490
Lexington Realty Trust	64,275	682,601
LTC Properties, Inc.	9,185	357,388
Mack-Cali Realty Corp.	21,015	261,847
Monmouth Real Estate Investment Corp.	22,582	391,120
National Health Investors, Inc.	10,051	695,228
National Storage Affiliates Trust	14,898	536,775
NETSTREIT Corp.	2,927	57,047
New Senior Investment Group, Inc.	19,865	102,901
NexPoint Residential Trust, Inc.	5,330	225,512
Office Properties Income Trust	11,516	261,644
One Liberty Properties, Inc.	4,125	82,789
Pebblebrook Hotel Trust	31,151	585,639
Physicians Realty Trust	49,046	873,019
Piedmont Office Realty Trust, Inc., Class A	29,829	484,125
Plymouth Industrial REIT, Inc.	6,169	92,535
PotlatchDeltic Corp.	15,578	779,212
Preferred Apartment Communities, Inc., Class A	12,452	92,145
PS Business Parks, Inc.	4,646	617,314
QTS Realty Trust, Inc., Class A	14,682	908,522
Retail Opportunity Investments Corp.	27,834	372,697
Retail Properties of America, Inc., Class A	51,356	439,607
Retail Value, Inc.	4,711	70,053
RLJ Lodging Trust	39,449	558,203
RPT Realty	20,272	175,353
Ryman Hospitality Properties, Inc.	12,046	816,237
Sabra Health Care REIT, Inc.	48,746	846,718
Safehold, Inc.	4,086	296,194
Saul Centers, Inc.	2,853	90,383
Seritage Growth Properties, Class A (A)(B)	7,997	117,396
Service Properties Trust	39,403	452,740
SITE Centers Corp.	36,420	368,570
STAG Industrial, Inc.	35,360	1,107,475
Summit Hotel Properties, Inc.	24,729	222,808
Sunstone Hotel Investors, Inc.	51,372	582,045
Tanger Factory Outlet Centers, Inc. (B)	21,936	218,483
Terreno Realty Corp.	15,667	916,676
The GEO Group, Inc.	27,711	245,519
The Macerich Company (B)	35,658	380,471
UMH Properties, Inc.	9,262	137,170
Uniti Group, Inc.	46,298	543,076
Universal Health Realty Income Trust	3,123	200,715
Urban Edge Properties	27,762	359,240
Urstadt Biddle Properties, Inc., Class A	7,294	103,064
Washington Real Estate Investment Trust	19,754	427,279
Whitestone REIT	10,669	85,032
Xenia Hotels & Resorts, Inc.	27,304	415,021
		31,614,917
Real estate management and development – 0.8%
CTO Realty Growth, Inc.	1,681	70,871
Cushman & Wakefield PLC (A)	26,403	391,556
eXp World Holdings, Inc. (A)	5,882	371,272

The accompanying notes are an integral part of the financial statements.	112

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
Fathom Holdings, Inc. (A)	1,216	$43,825
Forestar Group, Inc. (A)	3,856	77,814
FRP Holdings, Inc. (A)	1,908	86,909
Griffin Industrial Realty, Inc. (A)	772	48,250
Kennedy-Wilson Holdings, Inc.	28,752	514,373
Marcus & Millichap, Inc. (A)	5,530	205,882
Newmark Group, Inc., Class A	34,914	254,523
Rafael Holdings, Inc., Class B (A)	2,393	55,805
RE/MAX Holdings, Inc., Class A	4,239	154,003
Realogy Holdings Corp. (A)	27,166	356,418
Redfin Corp. (A)	23,555	1,616,580
Tejon Ranch Company (A)	5,884	85,024
The RMR Group, Inc., Class A	3,738	144,362
The St. Joe Company	7,859	333,615
		4,811,082
		36,425,999
Utilities – 2.9%
Electric utilities – 0.6%
ALLETE, Inc.	12,246	758,517
MGE Energy, Inc.	8,768	614,023
Otter Tail Corp.	9,770	416,300
PNM Resources, Inc.	18,739	909,404
Portland General Electric Company	21,149	904,543
		3,602,787
Gas utilities – 0.9%
Brookfield Infrastructure Corp., Class A	7,452	538,780
Chesapeake Utilities Corp.	3,866	418,340
New Jersey Resources Corp.	22,548	801,581
Northwest Natural Holding Company	7,334	337,291
ONE Gas, Inc.	12,267	941,738
RGC Resources, Inc.	2,445	58,142
South Jersey Industries, Inc.	24,038	518,019
Southwest Gas Holdings, Inc.	13,079	794,549
Spire, Inc.	11,767	753,559
		5,161,999
Independent power and renewable electricity producers – 0.6%
Atlantic Power Corp. (A)	28,928	60,749
Brookfield Renewable Corp., Class A	24,200	1,410,134
Clearway Energy, Inc., Class A	8,549	252,623
Clearway Energy, Inc., Class C	19,341	617,558
Ormat Technologies, Inc.	9,388	847,549
Sunnova Energy International, Inc. (A)	12,640	570,443
		3,759,056
Multi-utilities – 0.4%
Avista Corp.	16,253	652,395
Black Hills Corp.	14,787	908,661
NorthWestern Corp.	11,949	696,746
Unitil Corp.	3,616	160,080
		2,417,882
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Water utilities – 0.4%
American States Water Company	8,708	$692,373
Artesian Resources Corp., Class A	2,406	89,214
Cadiz, Inc. (A)(B)	6,103	64,997
California Water Service Group	11,796	637,338
Consolidated Water Company, Ltd.	5,108	61,551
Global Water Resources, Inc.	4,065	58,577
Middlesex Water Company	4,026	291,764
Pure Cycle Corp. (A)	6,335	71,142
SJW Group	6,343	439,950
The York Water Company	3,314	154,432
		2,561,338
		17,503,062
TOTAL COMMON STOCKS (Cost $412,437,471)		$588,552,790
RIGHTS – 0.0%
Pan American Silver Corp. (Expiration Date: 2-22-29) (A)(B)(E)	88,114	72,694
TOTAL RIGHTS (Cost $26,845)		$72,694
SHORT-TERM INVESTMENTS – 4.6%
Short-term funds – 1.6%
John Hancock Collateral Trust, 0.1386% (F)(G)	984,784	9,853,849
Repurchase agreement – 3.0%
Repurchase Agreement with State Street Corp. dated 12-31-20 at 0.000% to be repurchased at $18,172,000 on 1-4-21, collateralized by $18,557,100 U.S. Treasury Bills, 0.000% due 12-30-21 (valued at $18,535,518)	$18,172,000	18,172,000
TOTAL SHORT-TERM INVESTMENTS (Cost $28,027,179)		$28,025,849
Total Investments (Small Cap Index Trust) (Cost $440,491,495) – 101.7%		$616,651,333
Other assets and liabilities, net – (1.7%)		(10,459,760)
TOTAL NET ASSETS – 100.0%		$606,191,573
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-20.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 12-31-20.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Russell 2000 E-Mini Index Futures	205	Long	Mar 2021	$19,737,926	$20,241,700	$503,774
						$503,774
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
The accompanying notes are an integral part of the financial statements.	113

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Small Cap Index Trust (continued)

See Notes to financial statements regarding investment transactions and other derivatives information.
Small Cap Opportunities Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.5%
Communication services – 2.5%
Diversified telecommunication services – 0.6%
ATN International, Inc.	1,524	$63,642
CenturyLink, Inc.	45,663	445,214
Cincinnati Bell, Inc. (A)	1,172	17,908
Consolidated Communications Holdings, Inc. (A)	4,985	24,377
Iridium Communications, Inc. (A)	3,824	150,379
Liberty Latin America, Ltd., Class A (A)	2,622	29,183
Liberty Latin America, Ltd., Class C (A)	8,946	99,211
		829,914
Entertainment – 0.1%
Ballantyne Strong, Inc. (A)	1,114	2,243
Liberty Media Corp.-Liberty Braves, Class A (A)	512	12,733
Liberty Media Corp.-Liberty Braves, Class C (A)	1,200	29,856
Lions Gate Entertainment Corp., Class A (A)(B)	5,418	61,603
Lions Gate Entertainment Corp., Class B (A)	6,529	67,771
Madison Square Garden Entertainment Corp. (A)	136	14,285
Reading International, Inc., Class A (A)	1,100	5,522
The Marcus Corp.	2,916	39,308
		233,321
Interactive media and services – 0.1%
Cars.com, Inc. (A)	6,379	72,083
DHI Group, Inc. (A)	5,212	11,571
Yelp, Inc. (A)	1,135	37,080
		120,734
Media – 1.5%
A.H. Belo Corp., Class A	4,238	6,399
AMC Networks, Inc., Class A (A)(B)	1,328	47,503
Beasley Broadcast Group, Inc., Class A	502	748
Boston Omaha Corp., Class A (A)	600	16,590
Entercom Communications Corp., Class A	1,442	3,562
Entravision Communications Corp., Class A	5,075	13,956
Gannett Company, Inc. (A)	7,195	24,175
Gray Television, Inc. (A)	7,792	139,399
Hemisphere Media Group, Inc. (A)	951	9,852
John Wiley & Sons, Inc., Class A	2,305	105,246
Liberty Broadband Corp., Series C (A)	2,500	395,925
Meredith Corp.	3,097	59,462
News Corp., Class A	8,993	161,604
News Corp., Class B	6,326	112,413
Nexstar Media Group, Inc., Class A	2,212	241,528
Scholastic Corp.	2,233	55,825
TEGNA, Inc.	8,626	120,333
The EW Scripps Company, Class A	5,843	89,339
The Interpublic Group of Companies, Inc.	20,071	472,070
		2,075,929
Wireless telecommunication services – 0.2%
Spok Holdings, Inc.	3,863	42,995
Telephone & Data Systems, Inc.	8,489	157,641
United States Cellular Corp. (A)	3,059	93,881
		294,517
		3,554,415
Consumer discretionary – 13.8%
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Auto components – 2.1%
Adient PLC (A)	4,046	$140,679
American Axle & Manufacturing Holdings, Inc. (A)	6,125	51,083
BorgWarner, Inc.	10,814	417,853
Cooper Tire & Rubber Company	4,326	175,203
Cooper-Standard Holdings, Inc. (A)	1,311	45,452
Dana, Inc.	6,999	136,620
Dorman Products, Inc. (A)	3,561	309,166
Fox Factory Holding Corp. (A)	8,221	869,042
Gentherm, Inc. (A)	420	27,392
Horizon Global Corp. (A)	878	7,542
Lear Corp.	2,130	338,734
Modine Manufacturing Company (A)	5,862	73,627
Motorcar Parts of America, Inc. (A)	1,585	31,098
Patrick Industries, Inc.	200	13,670
Standard Motor Products, Inc.	2,263	91,561
Stoneridge, Inc. (A)	1,672	50,545
Strattec Security Corp.	924	45,609
The Goodyear Tire & Rubber Company	17,127	186,856
		3,011,732
Automobiles – 0.3%
Harley-Davidson, Inc.	5,728	210,218
Thor Industries, Inc.	901	83,784
Winnebago Industries, Inc.	1,336	80,080
		374,082
Distributors – 0.0%
Core-Mark Holding Company, Inc.	1,227	36,037
Weyco Group, Inc.	1,316	20,845
		56,882
Diversified consumer services – 1.0%
Adtalem Global Education, Inc. (A)	4,502	152,843
American Public Education, Inc. (A)	1,450	44,196
Carriage Services, Inc.	1,797	56,282
Graham Holdings Company, Class B	347	185,083
Grand Canyon Education, Inc. (A)	7,630	710,420
Houghton Mifflin Harcourt Company (A)	5,833	19,424
Laureate Education, Inc., Class A (A)	2,412	35,119
Lincoln Educational Services Corp. (A)	1,100	7,150
OneSpaWorld Holdings, Ltd.	2,242	22,734
Perdoceo Education Corp. (A)	3,146	39,734
Stride, Inc. (A)	3,438	72,989
Universal Technical Institute, Inc. (A)	3,087	19,942
Zovio, Inc. (A)	3,463	16,415
		1,382,331
Hotels, restaurants and leisure – 1.4%
Aramark	4,804	184,858
Ark Restaurants Corp.	64	1,241
Biglari Holdings, Inc., Class A (A)	3	1,755
Biglari Holdings, Inc., Class B (A)	102	11,342
BJ's Restaurants, Inc. (A)	585	22,517
Bluegreen Vacations Holding Corp.	348	4,708
Boyd Gaming Corp. (A)	493	21,160
Carrols Restaurant Group, Inc. (A)	1,688	10,601
Churchill Downs, Inc.	3,066	597,226
Chuy's Holdings, Inc. (A)	18,241	483,204
Del Taco Restaurants, Inc. (A)	2,438	22,088
Dover Motorsports, Inc.	400	908
El Pollo Loco Holdings, Inc. (A)	2,613	47,295
Extended Stay America, Inc.	6,744	99,879
Fiesta Restaurant Group, Inc. (A)	1,348	15,367
International Game Technology PLC	6,958	117,869

The accompanying notes are an integral part of the financial statements.	114

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Marriott Vacations Worldwide Corp.	2,056	$282,124
Monarch Casino & Resort, Inc. (A)	1,278	78,239
Playa Hotels & Resorts NV (A)	2,743	16,321
Potbelly Corp. (A)	2,073	9,121
Red Lion Hotels Corp. (A)	3,000	10,380
Red Robin Gourmet Burgers, Inc. (A)	731	14,057
		2,052,260
Household durables – 2.7%
Bassett Furniture Industries, Inc.	2,333	46,847
Beazer Homes USA, Inc. (A)	700	10,605
Cavco Industries, Inc. (A)	606	106,323
Century Communities, Inc. (A)	1,640	71,799
Ethan Allen Interiors, Inc.	1,706	34,478
Flexsteel Industries, Inc.	1,750	61,198
Hooker Furniture Corp.	2,121	68,402
iRobot Corp. (A)	884	70,976
KB Home	6,043	202,561
La-Z-Boy, Inc.	3,617	144,101
LGI Homes, Inc. (A)	1,268	134,218
Lifetime Brands, Inc.	2,931	44,551
M/I Homes, Inc. (A)	2,195	97,217
MDC Holdings, Inc.	4,474	217,436
Meritage Homes Corp. (A)	3,432	284,238
Mohawk Industries, Inc. (A)	3,916	551,960
Taylor Morrison Home Corp. (A)	7,422	190,374
The New Home Company, Inc. (A)	831	3,897
Toll Brothers, Inc.	10,667	463,694
TopBuild Corp. (A)	3,258	599,733
TRI Pointe Group, Inc. (A)	11,625	200,531
Universal Electronics, Inc. (A)	521	27,332
VOXX International Corp. (A)	3,131	39,952
Whirlpool Corp.	685	123,636
		3,796,059
Internet and direct marketing retail – 0.2%
Lands' End, Inc. (A)	700	15,099
Liquidity Services, Inc. (A)	1,691	26,904
Qurate Retail, Inc., Series A	20,519	225,093
		267,096
Leisure products – 0.3%
Acushnet Holdings Corp.	3,045	123,444
American Outdoor Brands, Inc. (A)	214	3,644
Escalade, Inc.	3,529	74,709
Johnson Outdoors, Inc., Class A	766	86,275
Nautilus, Inc. (A)	1,580	28,661
Smith & Wesson Brands, Inc.	859	15,247
Vista Outdoor, Inc. (A)	3,475	82,566
		414,546
Multiline retail – 0.9%
Big Lots, Inc.	1,719	73,797
Dillard's, Inc., Class A (B)	2,339	147,474
Kohl's Corp.	9,676	393,716
Macy's, Inc. (B)	15,246	171,518
Ollie's Bargain Outlet Holdings, Inc. (A)	5,240	428,475
		1,214,980
Specialty retail – 3.9%
Abercrombie & Fitch Company, Class A	5,916	120,450
Advance Auto Parts, Inc.	679	106,949
American Eagle Outfitters, Inc.	7,348	147,474
America's Car-Mart, Inc. (A)	596	65,465
Asbury Automotive Group, Inc. (A)	767	111,783
At Home Group, Inc. (A)	448	6,926
AutoNation, Inc. (A)	6,612	461,451
Barnes & Noble Education, Inc. (A)	6,174	28,709
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Bed Bath & Beyond, Inc. (B)	9,468	$168,152
Big 5 Sporting Goods Corp. (B)	2,004	20,461
Boot Barn Holdings, Inc. (A)	2,280	98,861
Build-A-Bear Workshop, Inc. (A)	2,470	10,547
Caleres, Inc.	3,908	61,160
Citi Trends, Inc.	1,533	76,159
Conn's, Inc. (A)	76	888
Designer Brands, Inc., Class A	5,177	39,604
Dick's Sporting Goods, Inc.	4,295	241,422
Five Below, Inc. (A)	3,644	637,627
Foot Locker, Inc.	5,430	219,589
GameStop Corp., Class A (A)(B)	10,093	190,152
Genesco, Inc. (A)	1,511	45,466
Group 1 Automotive, Inc.	1,693	222,020
Guess?, Inc.	6,368	144,044
Haverty Furniture Companies, Inc.	1,920	53,126
Hibbett Sports, Inc. (A)	1,307	60,357
Lithia Motors, Inc., Class A	3,411	998,297
MarineMax, Inc. (A)	2,016	70,620
Monro, Inc.	1,345	71,689
Penske Automotive Group, Inc.	5,153	306,037
Rent-A-Center, Inc.	1,084	41,506
Shoe Carnival, Inc. (B)	1,352	52,971
Signet Jewelers, Ltd.	4,374	119,279
Sonic Automotive, Inc., Class A	1,811	69,850
The Aaron's Company, Inc. (A)	1,356	25,710
The Buckle, Inc.	2,056	60,035
The Cato Corp., Class A	1,957	18,768
The ODP Corp.	3,355	98,302
Tilly's, Inc., Class A	712	5,810
Urban Outfitters, Inc. (A)	4,660	119,296
Zumiez, Inc. (A)	2,122	78,047
		5,475,059
Textiles, apparel and luxury goods – 1.0%
Capri Holdings, Ltd. (A)	4,479	188,118
Culp, Inc.	334	5,301
Delta Apparel, Inc. (A)	500	10,035
Fossil Group, Inc. (A)	1,707	14,800
G-III Apparel Group, Ltd. (A)	3,397	80,645
Lakeland Industries, Inc. (A)	1,110	30,248
Movado Group, Inc. (A)	1,758	29,218
Oxford Industries, Inc.	4,461	292,240
PVH Corp.	3,178	298,382
Ralph Lauren Corp.	1,512	156,855
Rocky Brands, Inc.	1,478	41,487
Steven Madden, Ltd.	1,687	59,585
Superior Group of Companies, Inc.	663	15,408
Tapestry, Inc.	3,889	120,870
Unifi, Inc. (A)	2,453	43,516
Vera Bradley, Inc. (A)	2,034	16,191
		1,402,899
		19,447,926
Consumer staples – 3.9%
Beverages – 0.3%
MGP Ingredients, Inc.	571	26,871
Molson Coors Beverage Company, Class B	7,874	355,826
		382,697
Food and staples retailing – 1.3%
Ingles Markets, Inc., Class A	1,895	80,841
Natural Grocers by Vitamin Cottage, Inc.	1,014	13,932
Performance Food Group Company (A)	12,525	596,315
PriceSmart, Inc.	4,342	395,513
Rite Aid Corp. (A)	1,483	23,476
SpartanNash Company	4,194	73,018

The accompanying notes are an integral part of the financial statements.	115

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food and staples retailing (continued)
The Andersons, Inc.	3,784	$92,746
The Chefs' Warehouse, Inc. (A)	1,493	38,355
United Natural Foods, Inc. (A)(B)	3,818	60,973
US Foods Holding Corp. (A)	10,710	356,750
Village Super Market, Inc., Class A	685	15,111
Weis Markets, Inc.	2,671	127,701
		1,874,731
Food products – 1.8%
Alico, Inc.	341	10,578
B&G Foods, Inc. (B)	1,941	53,824
Bunge, Ltd.	4,879	319,965
Cal-Maine Foods, Inc. (A)	831	31,196
Darling Ingredients, Inc. (A)	11,669	673,068
Farmer Brothers Company (A)	1,069	4,992
Flowers Foods, Inc.	510	11,541
Fresh Del Monte Produce, Inc.	3,135	75,459
Hostess Brands, Inc. (A)	3,408	49,893
Ingredion, Inc.	3,024	237,898
J&J Snack Foods Corp.	210	32,628
Landec Corp. (A)	3,130	33,961
Limoneira Company	199	3,313
Pilgrim's Pride Corp. (A)	4,917	96,422
Post Holdings, Inc. (A)	4,147	418,888
Sanderson Farms, Inc.	1,287	170,141
Seaboard Corp.	52	157,612
Seneca Foods Corp., Class A (A)	1,409	56,219
The Simply Good Foods Company (A)	2,032	63,724
TreeHouse Foods, Inc. (A)	1,084	46,059
		2,547,381
Household products – 0.2%
Central Garden & Pet Company (A)	1,553	59,961
Central Garden & Pet Company, Class A (A)	3,288	119,453
Oil-Dri Corp. of America	531	18,096
Spectrum Brands Holdings, Inc.	1,296	102,358
		299,868
Personal products – 0.2%
Coty, Inc., Class A	15,614	109,610
Edgewell Personal Care Company	1,909	66,013
Mannatech, Inc.	276	5,134
Natural Alternatives International, Inc. (A)	200	2,084
Nu Skin Enterprises, Inc., Class A	2,536	138,542
		321,383
Tobacco – 0.1%
Universal Corp.	2,175	105,727
		5,531,787
Energy – 4.4%
Energy equipment and services – 0.8%
Archrock, Inc.	9,027	78,174
Bristow Group, Inc. (A)	625	16,450
ChampionX Corp. (A)	6,585	100,751
Dawson Geophysical Company (A)	3,948	8,370
DMC Global, Inc.	381	16,478
Dril-Quip, Inc. (A)	2,786	82,521
Exterran Corp. (A)	4,737	20,938
Frank's International NV (A)	3,231	8,853
Geospace Technologies Corp. (A)	516	4,417
Gulf Island Fabrication, Inc. (A)	3,019	9,238
Helix Energy Solutions Group, Inc. (A)	14,129	59,342
Helmerich & Payne, Inc.	5,043	116,796
KLX Energy Services Holdings, Inc. (A)	373	2,410
Liberty Oilfield Services, Inc., Class A	2,721	28,054
Matrix Service Company (A)	2,731	30,096
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
Nabors Industries, Ltd.	597	$34,763
National Oilwell Varco, Inc.	5,103	70,064
Natural Gas Services Group, Inc. (A)	2,620	24,838
Newpark Resources, Inc. (A)	6,750	12,960
NexTier Oilfield Solutions, Inc. (A)	8,103	27,874
Oceaneering International, Inc. (A)	8,109	64,467
Oil States International, Inc. (A)	4,041	20,286
Patterson-UTI Energy, Inc.	14,112	74,229
ProPetro Holding Corp. (A)	2,374	17,544
RPC, Inc. (A)	2,090	6,584
SEACOR Marine Holdings, Inc. (A)	2,432	6,591
Select Energy Services, Inc., Class A (A)	2,493	10,221
TechnipFMC PLC	18,865	177,331
Tidewater, Inc. (A)	391	3,378
Transocean, Ltd. (A)(B)	13,252	30,612
U.S. Silica Holdings, Inc.	4,282	30,060
		1,194,690
Oil, gas and consumable fuels – 3.6%
Adams Resources & Energy, Inc.	724	17,448
Antero Midstream Corp.	10,057	77,539
Antero Resources Corp. (A)	20,791	113,311
Apache Corp.	368	5,222
Arch Resources, Inc.	1,502	65,743
Ardmore Shipping Corp.	1,174	3,839
Berry Corp.	1,497	5,509
Bonanza Creek Energy, Inc. (A)	1,183	22,867
Cabot Oil & Gas Corp.	7,609	123,875
Callon Petroleum Company (A)(B)	1,492	19,635
Centennial Resource Development, Inc., Class A (A)	11,699	17,549
Cimarex Energy Company	1,649	61,854
Clean Energy Fuels Corp. (A)	11,526	90,594
CNX Resources Corp. (A)	18,164	196,171
Concho Resources, Inc.	7,958	464,349
CONSOL Energy, Inc. (A)	2,270	16,367
Continental Resources, Inc.	10,297	167,841
CVR Energy, Inc.	1,951	29,070
Delek US Holdings, Inc.	6,080	97,706
Devon Energy Corp.	18,790	297,070
DHT Holdings, Inc.	10,864	56,819
Diamondback Energy, Inc.	3,498	169,303
Dorian LPG, Ltd. (A)	2,153	26,245
EnLink Midstream LLC (A)	15,746	58,418
EQT Corp.	14,983	190,434
Equitrans Midstream Corp.	14,382	115,631
GasLog, Ltd. (B)	2,719	10,115
Green Plains, Inc. (A)	5,268	69,380
HollyFrontier Corp.	8,137	210,341
International Seaways, Inc.	1,434	23,417
Kosmos Energy, Ltd.	13,783	32,390
Laredo Petroleum, Inc. (A)	56	1,103
Marathon Oil Corp.	30,110	200,834
Matador Resources Company (A)	5,416	65,317
Murphy Oil Corp.	12,648	153,041
NACCO Industries, Inc., Class A	700	18,410
Nordic American Tankers, Ltd. (B)	2,259	6,664
Overseas Shipholding Group, Inc., Class A (A)	861	1,843
Par Pacific Holdings, Inc. (A)	1,158	16,189
Parsley Energy, Inc., Class A	22,061	313,266
PBF Energy, Inc., Class A	9,324	66,200
PDC Energy, Inc. (A)	7,428	152,497
Peabody Energy Corp. (A)	6,070	14,629
Penn Virginia Corp. (A)	651	6,608
PHX Minerals, Inc.	557	1,281

The accompanying notes are an integral part of the financial statements.	116

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
QEP Resources, Inc.	13,169	$31,474
Range Resources Corp. (A)	13,645	91,422
Renewable Energy Group, Inc. (A)	4,097	290,150
REX American Resources Corp. (A)	268	19,690
SandRidge Energy, Inc. (A)	1,746	5,413
Scorpio Tankers, Inc. (B)	2,441	27,315
SFL Corp., Ltd.	4,240	26,627
SilverBow Resources, Inc. (A)	324	1,720
SM Energy Company	6,189	37,877
Southwestern Energy Company (A)	42,945	127,976
Talos Energy, Inc. (A)	2,469	20,345
Targa Resources Corp.	4,673	123,274
Teekay Corp. (A)	286	615
Teekay Tankers, Ltd., Class A (A)	1,159	12,761
World Fuel Services Corp.	3,769	117,442
WPX Energy, Inc. (A)	25,019	203,905
		5,011,940
		6,206,630
Financials – 19.4%
Banks – 10.4%
1st Source Corp.	2,392	96,398
Allegiance Bancshares, Inc.	308	10,512
Altabancorp	518	14,463
American National Bankshares, Inc.	991	25,974
American River Bankshares	2,249	29,574
Ameris Bancorp	14,831	564,616
Arrow Financial Corp.	440	13,160
Associated Banc-Corp.	14,499	247,208
Atlantic Capital Bancshares, Inc. (A)	667	10,619
Atlantic Union Bankshares Corp.	13,155	433,326
Banc of California, Inc.	3,461	50,911
BancFirst Corp.	230	13,501
BancorpSouth Bank	3,862	105,973
Bank of Commerce Holdings	2,506	24,809
Bank of Marin Bancorp	542	18,612
Bank OZK	5,996	187,495
BankFinancial Corp.	2,146	18,842
BankUnited, Inc.	2,793	97,141
Banner Corp.	3,129	145,780
Bar Harbor Bankshares	1,690	38,177
BCB Bancorp, Inc.	1,477	16,350
Berkshire Hills Bancorp, Inc.	3,974	68,035
BOK Financial Corp.	1,863	127,578
Boston Private Financial Holdings, Inc.	7,971	67,355
Bridge Bancorp, Inc.	1,057	25,558
Brookline Bancorp, Inc.	7,510	90,420
Bryn Mawr Bank Corp.	1,969	60,242
Byline Bancorp, Inc.	683	10,552
C&F Financial Corp.	627	23,268
Cadence BanCorp	4,741	77,847
California First National Bancorp	1,653	25,045
Camden National Corp.	1,722	61,613
Capital City Bank Group, Inc.	1,865	45,842
Central Pacific Financial Corp.	2,960	56,270
Century Bancorp, Inc., Class A	497	38,448
Chemung Financial Corp.	723	24,546
CIT Group, Inc.	4,212	151,211
City Holding Company	400	27,820
Civista Bancshares, Inc.	514	9,010
CNB Financial Corp.	1,562	33,255
Columbia Banking System, Inc.	3,819	137,102
Comerica, Inc.	4,777	266,843
Community Trust Bancorp, Inc.	1,588	58,835
ConnectOne Bancorp, Inc.	1,273	25,193
CrossFirst Bankshares, Inc. (A)	1,024	11,008
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Customers Bancorp, Inc. (A)	2,391	$43,468
CVB Financial Corp.	3,279	63,941
Dime Community Bancshares, Inc.	3,601	56,788
Eagle Bancorp, Inc.	1,535	63,396
East West Bancorp, Inc.	461	23,377
Enterprise Bancorp, Inc.	246	6,285
Enterprise Financial Services Corp.	1,453	50,782
Equity Bancshares, Inc., Class A (A)	697	15,048
FB Financial Corp.	610	21,185
Financial Institutions, Inc.	1,481	33,323
First Bancorp (North Carolina)	3,205	108,425
First Bancorp (Puerto Rico)	17,832	164,411
First Busey Corp.	1,350	29,093
First Business Financial Services, Inc.	1,366	25,148
First Commonwealth Financial Corp.	9,089	99,434
First Community Bankshares, Inc.	2,201	47,498
First Financial Bancorp	8,716	152,791
First Financial Corp.	1,432	55,633
First Financial Northwest, Inc.	1,100	12,540
First Foundation, Inc.	1,677	33,540
First Hawaiian, Inc.	1,461	34,450
First Horizon Corp.	30,320	386,883
First Internet Bancorp	377	10,835
First Interstate BancSystem, Inc., Class A	1,946	79,338
First Merchants Corp.	4,769	178,408
First Mid Bancshares, Inc.	349	11,747
First Midwest Bancorp, Inc.	7,500	119,400
First Northwest Bancorp	800	12,480
Flushing Financial Corp.	3,421	56,925
FNB Corp.	18,182	172,729
Fulton Financial Corp.	13,097	166,594
German American Bancorp, Inc.	302	9,993
Great Southern Bancorp, Inc.	1,329	64,988
Great Western Bancorp, Inc.	3,593	75,094
Hancock Whitney Corp.	7,556	257,055
Hanmi Financial Corp.	3,082	34,950
HarborOne Bancorp, Inc.	3,617	39,281
Heartland Financial USA, Inc.	2,428	98,018
Heritage Commerce Corp.	2,225	19,736
Heritage Financial Corp.	1,481	34,641
Hilltop Holdings, Inc.	6,466	177,880
Home BancShares, Inc.	1,178	22,947
HomeTrust Bancshares, Inc.	560	10,814
Hope Bancorp, Inc.	11,326	123,567
Horizon Bancorp, Inc.	3,249	51,529
Independent Bank Corp. (Massachusetts)	885	64,640
Independent Bank Corp. (Michigan)	206	3,805
Independent Bank Group, Inc.	1,479	92,467
International Bancshares Corp.	5,571	208,578
Investors Bancorp, Inc.	22,228	234,728
Lakeland Bancorp, Inc.	4,261	54,115
Macatawa Bank Corp.	5,091	42,612
Mercantile Bank Corp.	1,266	34,397
Midland States Bancorp, Inc.	670	11,973
MidWestOne Financial Group, Inc.	1,343	32,904
National Bank Holdings Corp., Class A	1,336	43,767
NBT Bancorp, Inc.	3,264	104,774
Nicolet Bankshares, Inc. (A)	565	37,488
Northrim BanCorp, Inc.	1,530	51,944
Norwood Financial Corp.	1,188	31,090
OceanFirst Financial Corp.	1,393	25,952
OFG Bancorp	4,824	89,437
Old National Bancorp	12,650	209,484
Old Second Bancorp, Inc.	2,721	27,482
Origin Bancorp, Inc.	515	14,302

The accompanying notes are an integral part of the financial statements.	117

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Pacific Mercantile Bancorp (A)	762	$3,917
Pacific Premier Bancorp, Inc.	3,858	120,871
PacWest Bancorp	9,138	232,105
Peapack-Gladstone Financial Corp.	1,625	36,985
Penns Woods Bancorp, Inc.	1,188	30,900
Peoples Bancorp, Inc.	2,153	58,325
People's United Financial, Inc.	24,691	319,255
Pinnacle Financial Partners, Inc.	11,038	710,847
Popular, Inc.	6,493	365,686
Preferred Bank	589	29,727
Premier Financial Bancorp, Inc.	2,821	37,491
Prosperity Bancshares, Inc.	2,521	174,857
QCR Holdings, Inc.	1,211	47,943
Renasant Corp.	4,029	135,697
Republic Bancorp, Inc., Class A	1,724	62,185
S&T Bancorp, Inc.	3,436	85,350
Sandy Spring Bancorp, Inc.	2,800	90,132
Seacoast Banking Corp. of Florida (A)	1,191	35,075
Shore Bancshares, Inc.	2,225	32,485
Sierra Bancorp	1,759	42,075
Simmons First National Corp., Class A	6,232	134,549
South State Corp.	3,301	238,662
Southern First Bancshares, Inc. (A)	237	8,378
Southern National Bancorp of Virginia, Inc.	3,850	46,624
Southside Bancshares, Inc.	374	11,605
Sterling Bancorp	11,335	203,803
Synovus Financial Corp.	4,323	139,936
TCF Financial Corp.	8,981	332,477
Texas Capital Bancshares, Inc. (A)	2,159	128,461
The Bancorp, Inc. (A)	4,825	65,861
The Bank of NT Butterfield & Son, Ltd.	752	23,432
The First Bancorp, Inc.	1,769	44,933
The First Bancshares, Inc.	611	18,868
The First of Long Island Corp.	1,039	18,546
Towne Bank	4,414	103,641
TriCo Bancshares	721	25,437
TriState Capital Holdings, Inc. (A)	1,242	21,611
Triumph Bancorp, Inc. (A)	997	48,404
Trustmark Corp.	5,532	151,079
UMB Financial Corp.	939	64,782
Umpqua Holdings Corp.	15,792	239,091
United Bankshares, Inc.	7,105	230,202
United Community Banks, Inc.	5,084	144,589
Univest Financial Corp.	2,460	50,627
Valley National Bancorp	27,685	269,929
Veritex Holdings, Inc.	1,384	35,513
Washington Trust Bancorp, Inc.	635	28,448
Webster Financial Corp.	466	19,642
WesBanco, Inc.	5,327	159,597
Wintrust Financial Corp.	1,992	121,691
Zions Bancorp NA	8,491	368,849
		14,609,839
Capital markets – 1.8%
Blucora, Inc. (A)	6,814	108,411
Cowen, Inc., Class A	2,956	76,826
Houlihan Lokey, Inc.	10,509	706,520
Invesco, Ltd.	20,349	354,683
Janus Henderson Group PLC	8,689	282,479
Oppenheimer Holdings, Inc., Class A	1,974	62,043
Owl Rock Capital Corp.	7,377	93,393
Stifel Financial Corp.	10,831	546,532
StoneX Group, Inc. (A)	1,346	77,933
Virtus Investment Partners, Inc.	418	90,706
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Waddell & Reed Financial, Inc., Class A	4,577	$116,576
		2,516,102
Consumer finance – 1.4%
Ally Financial, Inc.	14,244	507,941
Encore Capital Group, Inc. (A)	2,320	90,364
Enova International, Inc. (A)	707	17,512
EZCORP, Inc., Class A (A)	3,087	14,787
LendingClub Corp. (A)	3,292	34,764
Navient Corp.	18,244	179,156
Nelnet, Inc., Class A	2,648	188,644
Nicholas Financial, Inc. (A)	75	629
OneMain Holdings, Inc.	7,990	384,798
PRA Group, Inc. (A)	1,637	64,923
PROG Holdings, Inc. (A)	2,712	146,095
Regional Management Corp.	573	17,110
Santander Consumer USA Holdings, Inc.	16,731	368,417
		2,015,140
Diversified financial services – 0.4%
Jefferies Financial Group, Inc.	5,497	135,226
Marlin Business Services Corp.	1,698	20,784
NewStar Financial, Inc. (A)(C)	5,739	583
Voya Financial, Inc.	7,710	453,425
		610,018
Insurance – 3.8%
Alleghany Corp.	470	283,734
Ambac Financial Group, Inc. (A)	1,536	23,624
American Equity Investment Life Holding Company	7,384	204,241
American National Group, Inc.	1,609	154,657
Argo Group International Holdings, Ltd.	3,091	135,077
Assured Guaranty, Ltd.	6,879	216,620
Athene Holding, Ltd., Class A (A)	10,718	462,375
Axis Capital Holdings, Ltd.	3,625	182,664
Brighthouse Financial, Inc. (A)	3,376	122,228
CNA Financial Corp.	627	24,428
CNO Financial Group, Inc.	11,081	246,331
Donegal Group, Inc., Class A	2,876	40,465
Employers Holdings, Inc.	2,717	87,460
Enstar Group, Ltd. (A)	623	127,646
Everest Re Group, Ltd.	1,372	321,171
FBL Financial Group, Inc., Class A	2,068	108,591
FedNat Holding Company	1,090	6,453
First American Financial Corp.	439	22,666
Genworth Financial, Inc., Class A (A)	14,291	54,020
Global Indemnity Group LLC, Class A	1,190	34,022
Greenlight Capital Re, Ltd., Class A (A)	2,616	19,123
Hallmark Financial Services, Inc. (A)	4,008	14,268
Heritage Insurance Holdings, Inc.	9,978	101,077
Horace Mann Educators Corp.	3,603	151,470
Independence Holding Company	1,947	79,827
Investors Title Company	189	28,917
Lincoln National Corp.	7,277	366,106
Maiden Holdings, Ltd. (A)	7,320	18,227
MBIA, Inc. (A)	4,333	28,511
Mercury General Corp.	1,185	61,869
National General Holdings Corp.	6,267	214,206
National Western Life Group, Inc., Class A	221	45,623
Old Republic International Corp.	10,611	209,143
ProAssurance Corp.	2,100	37,359
Protective Insurance Corp., Class B	1,154	15,821
Reinsurance Group of America, Inc.	2,994	347,005
Safety Insurance Group, Inc.	612	47,675
State Auto Financial Corp.	3,787	67,181
Stewart Information Services Corp.	2,162	104,554

The accompanying notes are an integral part of the financial statements.	118

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Third Point Reinsurance, Ltd. (A)	2,292	$21,820
United Fire Group, Inc.	1,897	47,615
United Insurance Holdings Corp.	1,482	8,477
Unum Group	11,366	260,736
White Mountains Insurance Group, Ltd.	119	119,079
		5,274,162
Thrifts and mortgage finance – 1.6%
Axos Financial, Inc. (A)	1,833	68,792
Capitol Federal Financial, Inc.	12,278	153,475
ESSA Bancorp, Inc.	897	13,455
Federal Agricultural Mortgage Corp., Class C	1,163	86,353
Flagstar Bancorp, Inc.	4,596	187,333
Home Bancorp, Inc.	902	25,247
HomeStreet, Inc.	1,732	58,455
Kearny Financial Corp.	5,361	56,612
Meridian Bancorp, Inc.	1,625	24,229
Meta Financial Group, Inc.	2,595	94,873
MGIC Investment Corp.	8,611	108,068
Mr. Cooper Group, Inc. (A)	2,737	84,929
New York Community Bancorp, Inc.	28,861	304,484
Northfield Bancorp, Inc.	4,819	59,418
Northwest Bancshares, Inc.	8,845	112,685
PennyMac Financial Services, Inc.	673	44,162
Premier Financial Corp.	2,855	65,665
Provident Financial Holdings, Inc.	1,778	27,932
Provident Financial Services, Inc.	4,435	79,653
Prudential Bancorp, Inc.	1,696	23,490
Radian Group, Inc.	5,799	117,430
Riverview Bancorp, Inc.	5,483	28,841
Southern Missouri Bancorp, Inc.	1,012	30,805
Territorial Bancorp, Inc.	1,722	41,380
TrustCo Bank Corp.	9,134	60,924
Walker & Dunlop, Inc.	517	47,574
Washington Federal, Inc.	2,236	57,555
Waterstone Financial, Inc.	3,099	58,323
Western New England Bancorp, Inc.	4,739	32,652
WSFS Financial Corp.	3,099	139,083
		2,293,877
		27,319,138
Health care – 13.4%
Biotechnology – 4.3%
Achillion Pharmaceuticals, Inc. (A)(C)	10,940	16,357
Albireo Pharma, Inc. (A)	12,550	470,751
Amicus Therapeutics, Inc. (A)	26,437	610,430
AnaptysBio, Inc. (A)	1,489	32,014
Anika Therapeutics, Inc. (A)	533	24,124
Arena Pharmaceuticals, Inc. (A)	6,177	474,579
Biohaven Pharmaceutical Holding Company, Ltd. (A)	6,130	525,402
Chimerix, Inc. (A)	2,352	11,360
Concert Pharmaceuticals, Inc. (A)	1,198	15,143
Emergent BioSolutions, Inc. (A)	7,618	682,573
Enanta Pharmaceuticals, Inc. (A)	400	16,840
Five Prime Therapeutics, Inc. (A)	1,389	23,627
Halozyme Therapeutics, Inc. (A)	12,640	539,854
Insmed, Inc. (A)	9,600	319,584
Ligand Pharmaceuticals, Inc. (A)(B)	163	16,210
Myriad Genetics, Inc. (A)	1,802	35,635
OPKO Health, Inc. (A)(B)	2,204	8,706
Oyster Point Pharma, Inc. (A)	21,344	401,694
PDL BioPharma, Inc. (A)	5,434	13,422
Prothena Corp. PLC (A)	779	9,356
Travere Therapeutics, Inc. (A)	19,852	541,066
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
United Therapeutics Corp. (A)	809	$122,798
Vanda Pharmaceuticals, Inc. (A)	3,056	40,156
Veracyte, Inc. (A)	8,811	431,210
Vericel Corp. (A)	20,256	625,505
		6,008,396
Health care equipment and supplies – 3.2%
AngioDynamics, Inc. (A)	5,377	82,429
AtriCure, Inc. (A)	9,939	553,304
Avanos Medical, Inc. (A)	3,306	151,679
Cantel Medical Corp.	630	49,682
Cardiovascular Systems, Inc. (A)	10,644	465,781
CONMED Corp.	535	59,920
CryoLife, Inc. (A)	16,983	400,969
Envista Holdings Corp. (A)	6,183	208,553
FONAR Corp. (A)	463	8,038
Globus Medical, Inc., Class A (A)	10,661	695,310
Haemonetics Corp. (A)	3,894	462,413
ICU Medical, Inc. (A)	1,991	427,050
Inogen, Inc. (A)	400	17,872
Integer Holdings Corp. (A)	2,433	197,535
Integra LifeSciences Holdings Corp. (A)	7,098	460,802
Invacare Corp.	3,396	30,394
Kewaunee Scientific Corp. (A)	83	1,047
LENSAR, Inc. (A)	783	5,677
Merit Medical Systems, Inc. (A)	1,549	85,985
Natus Medical, Inc. (A)	613	12,285
NuVasive, Inc. (A)	1,639	92,325
Orthofix Medical, Inc. (A)	541	23,252
Surgalign Holdings, Inc. (A)	4,931	10,799
Varex Imaging Corp. (A)	1,166	19,449
		4,522,550
Health care providers and services – 3.2%
Acadia Healthcare Company, Inc. (A)	13,918	699,519
Addus HomeCare Corp. (A)	448	52,456
AMN Healthcare Services, Inc. (A)	590	40,268
Brookdale Senior Living, Inc. (A)	14,058	62,277
Castle Biosciences, Inc. (A)	8,176	549,018
Covetrus, Inc. (A)	1,435	41,242
Cross Country Healthcare, Inc. (A)	2,734	24,251
HealthEquity, Inc. (A)	8,433	587,864
LHC Group, Inc. (A)	3,398	724,861
Magellan Health, Inc. (A)	2,125	176,035
MedCath Corp. (A)(C)	3,806	1,903
MEDNAX, Inc. (A)	6,772	166,185
National HealthCare Corp.	1,628	108,115
Option Care Health, Inc. (A)	1,559	24,383
Owens & Minor, Inc.	5,919	160,109
Patterson Companies, Inc.	4,209	124,713
Premier, Inc., Class A	2,195	77,045
Select Medical Holdings Corp. (A)	9,218	254,970
Star Equity Holdings, Inc. (A)	310	1,113
Surgery Partners, Inc. (A)	664	19,263
The Pennant Group, Inc. (A)	526	30,540
The Providence Service Corp. (A)	887	122,965
Triple-S Management Corp., Class B (A)	2,760	58,926
US Physical Therapy, Inc.	3,530	424,483
		4,532,504
Health care technology – 0.5%
Allscripts Healthcare Solutions, Inc. (A)	9,018	130,220
Evolent Health, Inc., Class A (A)	2,142	34,336
HealthStream, Inc. (A)	1,369	29,899
HMS Holdings Corp. (A)	11,815	434,201
NextGen Healthcare, Inc. (A)	1,561	28,473
		657,129

The accompanying notes are an integral part of the financial statements.	119

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services – 0.9%
Harvard Bioscience, Inc. (A)	6,562	$28,151
Luminex Corp.	2,011	46,494
Medpace Holdings, Inc. (A)	4,100	570,720
Syneos Health, Inc. (A)	9,832	669,854
		1,315,219
Pharmaceuticals – 1.3%
Amphastar Pharmaceuticals, Inc. (A)	600	12,066
Cumberland Pharmaceuticals, Inc. (A)	956	2,811
Endo International PLC (A)	2,935	21,073
GW Pharmaceuticals PLC, ADR (A)	3,278	378,314
Jazz Pharmaceuticals PLC (A)	733	120,982
Perrigo Company PLC	4,847	216,758
Prestige Consumer Healthcare, Inc. (A)	1,934	67,439
Supernus Pharmaceuticals, Inc. (A)	18,093	455,220
Taro Pharmaceutical Industries, Ltd. (A)	303	22,246
Viatris, Inc. (A)	5,117	95,893
Zogenix, Inc. (A)	23,761	474,982
		1,867,784
		18,903,582
Industrials – 19.6%
Aerospace and defense – 0.9%
AAR Corp.	3,682	133,362
CPI Aerostructures, Inc. (A)	1,400	5,363
Cubic Corp.	2,425	150,447
Curtiss-Wright Corp.	1,375	159,981
Ducommun, Inc. (A)	1,674	89,894
Hexcel Corp.	1,878	91,064
Kaman Corp.	2,106	120,316
Maxar Technologies, Inc.	1,000	38,590
Moog, Inc., Class A	1,748	138,616
National Presto Industries, Inc.	244	21,577
Park Aerospace Corp.	2,083	27,933
SIFCO Industries, Inc. (A)	1,000	8,400
Spirit AeroSystems Holdings, Inc., Class A	477	18,646
Textron, Inc.	4,476	216,325
Vectrus, Inc. (A)	608	30,230
		1,250,744
Air freight and logistics – 0.6%
Air Transport Services Group, Inc. (A)	855	26,796
Atlas Air Worldwide Holdings, Inc. (A)	2,943	160,511
Echo Global Logistics, Inc. (A)	2,257	60,533
Forward Air Corp.	1,054	80,989
Hub Group, Inc., Class A (A)	2,878	164,046
Radiant Logistics, Inc. (A)	1,875	10,875
XPO Logistics, Inc. (A)	2,429	289,537
		793,287
Airlines – 0.7%
Alaska Air Group, Inc.	6,381	331,812
Allegiant Travel Company	168	31,792
Copa Holdings SA, Class A	905	69,893
Hawaiian Holdings, Inc.	2,263	40,055
JetBlue Airways Corp. (A)	16,172	235,141
SkyWest, Inc.	4,337	174,824
Spirit Airlines, Inc. (A)(B)	5,299	129,561
		1,013,078
Building products – 1.3%
American Woodmark Corp. (A)	501	47,019
Apogee Enterprises, Inc.	1,785	56,549
Armstrong Flooring, Inc. (A)	1,831	6,994
Builders FirstSource, Inc. (A)	2,150	87,742
Gibraltar Industries, Inc. (A)	9,678	696,235
Griffon Corp.	3,371	68,701
Insteel Industries, Inc.	1,989	44,295
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building products (continued)
JELD-WEN Holding, Inc. (A)	8,190	$207,698
Masonite International Corp. (A)	1,346	132,366
PGT Innovations, Inc. (A)	784	15,947
Quanex Building Products Corp.	3,929	87,106
Resideo Technologies, Inc. (A)	4,444	94,479
UFP Industries, Inc.	4,551	252,808
		1,797,939
Commercial services and supplies – 1.7%
ABM Industries, Inc.	6,128	231,884
ACCO Brands Corp.	7,990	67,516
Acme United Corp.	733	22,085
ADT, Inc.	15,484	121,549
Brady Corp., Class A	874	46,165
BrightView Holdings, Inc. (A)	3,362	50,833
CECO Environmental Corp. (A)	1,395	9,709
Civeo Corp. (A)	673	9,355
Clean Harbors, Inc. (A)	2,053	156,233
Ennis, Inc.	2,608	46,553
Harsco Corp. (A)	1,730	31,105
Heritage-Crystal Clean, Inc. (A)	1,877	39,548
Herman Miller, Inc.	533	18,015
HNI Corp.	980	33,771
Interface, Inc.	1,199	12,590
KAR Auction Services, Inc.	3,034	56,463
Kimball International, Inc., Class B	966	11,544
Knoll, Inc.	1,100	16,148
Matthews International Corp., Class A	1,190	34,986
McGrath RentCorp	2,000	134,200
NL Industries, Inc.	3,260	15,583
PICO Holdings, Inc. (A)	2,493	23,310
Ritchie Brothers Auctioneers, Inc.	13,344	928,075
SP Plus Corp. (A)	890	25,659
Steelcase, Inc., Class A	4,596	62,276
Team, Inc. (A)	2,106	22,955
UniFirst Corp.	441	93,355
Viad Corp.	1,664	60,187
Virco Manufacturing Corp. (A)	1,200	3,036
VSE Corp.	1,368	52,654
		2,437,342
Construction and engineering – 1.9%
Aegion Corp. (A)	3,021	57,369
Ameresco, Inc., Class A (A)	2,164	113,047
API Group Corp. (A)(D)	2,846	51,655
Arcosa, Inc.	4,310	236,748
Argan, Inc.	604	26,872
Comfort Systems USA, Inc.	400	21,064
Dycom Industries, Inc. (A)	4,143	312,879
EMCOR Group, Inc.	1,077	98,502
Fluor Corp.	4,059	64,822
Granite Construction, Inc.	4,459	119,100
Great Lakes Dredge & Dock Corp. (A)	8,200	107,994
IES Holdings, Inc. (A)	237	10,911
MasTec, Inc. (A)	4,355	296,924
MYR Group, Inc. (A)	1,743	104,754
Northwest Pipe Company (A)	1,706	48,280
NV5 Global, Inc. (A)	290	22,846
Orion Group Holdings, Inc. (A)	4,263	21,144
Primoris Services Corp.	3,474	95,917
Quanta Services, Inc.	6,258	450,701
Sterling Construction Company, Inc. (A)	2,528	47,046
Tutor Perini Corp. (A)	4,867	63,028
Valmont Industries, Inc.	493	86,240
WillScot Mobile Mini Holdings Corp. (A)	9,184	212,793
		2,670,636

The accompanying notes are an integral part of the financial statements.	120

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical equipment – 0.9%
Acuity Brands, Inc.	150	$18,164
AZZ, Inc.	1,638	77,707
Encore Wire Corp.	2,149	130,165
EnerSys	563	46,763
LSI Industries, Inc.	4,131	35,361
nVent Electric PLC	4,483	104,409
Powell Industries, Inc.	1,244	36,686
Preformed Line Products Company	984	67,345
Regal Beloit Corp.	2,002	245,866
Sensata Technologies Holding PLC (A)	5,978	315,280
Thermon Group Holdings, Inc. (A)	13,920	217,570
Ultralife Corp. (A)	1,984	12,836
		1,308,152
Industrial conglomerates – 0.2%
Carlisle Companies, Inc.	2,110	329,540
Machinery – 5.6%
AGCO Corp.	3,829	394,732
Alamo Group, Inc.	4,785	660,091
Albany International Corp., Class A	1,064	78,119
Altra Industrial Motion Corp.	790	43,790
Astec Industries, Inc.	2,415	139,780
Barnes Group, Inc.	2,872	145,582
Chart Industries, Inc. (A)	2,822	332,403
CIRCOR International, Inc. (A)	1,614	62,042
Colfax Corp. (A)	8,935	341,674
Columbus McKinnon Corp.	2,178	83,722
Crane Company	882	68,496
EnPro Industries, Inc.	503	37,987
ESCO Technologies, Inc.	2,085	215,214
Federal Signal Corp.	4,369	144,920
Franklin Electric Company, Inc.	886	61,320
FreightCar America, Inc. (A)	735	1,771
Gates Industrial Corp. PLC (A)	4,373	55,799
Gencor Industries, Inc. (A)	2,100	25,830
Graham Corp.	333	5,055
Helios Technologies, Inc.	4,442	236,714
Hillenbrand, Inc.	740	29,452
Hurco Companies, Inc.	1,054	31,620
Hyster-Yale Materials Handling, Inc.	970	57,764
ITT, Inc.	1,509	116,223
Kadant, Inc.	218	30,734
Kennametal, Inc.	1,872	67,841
LB Foster Company, Class A (A)	1,699	25,570
Lydall, Inc. (A)	338	10,150
Miller Industries, Inc.	1,706	64,862
Mueller Industries, Inc.	854	29,984
Mueller Water Products, Inc., Class A	1,896	23,472
NN, Inc. (A)	2,376	15,610
Oshkosh Corp.	2,932	252,357
Park-Ohio Holdings Corp.	749	23,144
Perma-Pipe International Holdings, Inc. (A)	1,100	6,666
RBC Bearings, Inc. (A)	3,511	628,609
Rexnord Corp.	4,614	182,207
Snap-on, Inc.	2,258	386,434
SPX FLOW, Inc. (A)	2,346	135,974
Terex Corp.	1,593	55,580
The Eastern Company	1,471	35,451
The Gorman-Rupp Company	826	26,804
The Greenbrier Companies, Inc.	3,369	122,564
The LS Starrett Company, Class A (A)	1,530	6,472
The Manitowoc Company, Inc. (A)	2,882	38,359
The Middleby Corp. (A)	2,184	281,561
The Shyft Group, Inc.	29,653	841,552
The Timken Company	3,006	232,544
Titan International, Inc.	3,936	19,129
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
TriMas Corp. (A)	1,856	$58,780
Trinity Industries, Inc.	10,057	265,404
Twin Disc, Inc. (A)	1,650	12,953
Wabash National Corp.	3,712	63,958
Woodward, Inc.	4,787	581,764
		7,896,589
Marine – 0.3%
Costamare, Inc.	3,754	31,083
Eagle Bulk Shipping, Inc. (A)	393	7,467
Genco Shipping & Trading, Ltd.	1,028	7,566
Kirby Corp. (A)	2,094	108,532
Matson, Inc.	3,414	194,496
Scorpio Bulkers, Inc.	512	8,668
SEACOR Holdings, Inc. (A)	2,019	83,688
		441,500
Professional services – 1.8%
Acacia Research Corp. (A)	2,172	8,558
ASGN, Inc. (A)	1,215	101,489
CBIZ, Inc. (A)	4,857	129,245
CRA International, Inc.	1,251	63,713
Exponent, Inc.	7,023	632,281
Forrester Research, Inc. (A)	7,999	335,158
FTI Consulting, Inc. (A)	753	84,125
GP Strategies Corp. (A)	1,125	13,343
Heidrick & Struggles International, Inc.	1,972	57,937
Hill International, Inc. (A)	3,275	6,288
Huron Consulting Group, Inc. (A)	1,611	94,968
ICF International, Inc.	1,629	121,084
Kelly Services, Inc., Class A	4,330	89,068
Korn Ferry	4,157	180,830
ManpowerGroup, Inc.	2,034	183,426
Mistras Group, Inc. (A)	1,232	9,560
Nielsen Holdings PLC	14,162	295,561
RCM Technologies, Inc. (A)	300	621
Resources Connection, Inc.	4,120	51,788
TrueBlue, Inc. (A)	2,519	47,080
		2,506,123
Road and rail – 1.4%
AMERCO	819	371,793
ArcBest Corp.	2,353	100,403
Covenant Logistics Group, Inc. (A)	1,513	22,408
Heartland Express, Inc.	1,076	19,476
Knight-Swift Transportation Holdings, Inc.	12,827	536,425
Marten Transport, Ltd.	7,368	126,951
P.A.M. Transportation Services, Inc. (A)	675	33,075
Patriot Transportation Holding, Inc.	450	3,951
Ryder System, Inc.	4,039	249,449
Saia, Inc. (A)	1,258	227,446
Schneider National, Inc., Class B	2,862	59,243
USA Truck, Inc. (A)	1,375	12,279
Werner Enterprises, Inc.	4,946	193,982
		1,956,881
Trading companies and distributors – 2.2%
Air Lease Corp.	8,650	384,233
Applied Industrial Technologies, Inc.	205	15,988
Beacon Roofing Supply, Inc. (A)	3,611	145,126
BMC Stock Holdings, Inc. (A)	2,274	122,068
CAI International, Inc.	1,738	54,295
DXP Enterprises, Inc. (A)	967	21,496
GATX Corp.	3,170	263,681
Houston Wire & Cable Company (A)	3,039	8,479
Lawson Products, Inc. (A)	591	30,088
MRC Global, Inc. (A)	2,745	18,199

The accompanying notes are an integral part of the financial statements.	121

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
MSC Industrial Direct Company, Inc., Class A	878	$74,094
NOW, Inc. (A)	9,114	65,439
Rush Enterprises, Inc., Class A	3,370	139,585
Rush Enterprises, Inc., Class B	1,117	42,323
SiteOne Landscape Supply, Inc. (A)	5,779	916,723
Textainer Group Holdings, Ltd. (A)	1,991	38,187
Titan Machinery, Inc. (A)	2,816	55,053
Transcat, Inc. (A)	1,132	39,258
Triton International, Ltd.	5,687	275,876
Univar Solutions, Inc. (A)	3,749	71,268
Veritiv Corp. (A)	889	18,482
WESCO International, Inc. (A)	4,087	320,830
Willis Lease Finance Corp. (A)	406	12,367
		3,133,138
Transportation infrastructure – 0.1%
Macquarie Infrastructure Corp.	4,124	154,856
		27,689,805
Information technology – 13.6%
Communications equipment – 1.1%
ADTRAN, Inc.	5,269	77,823
BK Technologies Corp.	2,100	6,363
CalAmp Corp. (A)	900	8,928
Calix, Inc. (A)	1,577	46,932
Communications Systems, Inc.	1,800	8,226
Comtech Telecommunications Corp.	3,221	66,642
Digi International, Inc. (A)	4,013	75,846
EchoStar Corp., Class A (A)	4,430	93,872
Harmonic, Inc. (A)	4,356	32,191
InterDigital, Inc.	1,773	107,586
Juniper Networks, Inc.	11,220	252,562
NETGEAR, Inc. (A)	2,991	121,524
NetScout Systems, Inc. (A)	5,458	149,658
Optical Cable Corp. (A)	931	2,495
Ribbon Communications, Inc. (A)	1,083	7,104
TESSCO Technologies, Inc.	1,750	10,920
ViaSat, Inc. (A)	823	26,871
Viavi Solutions, Inc. (A)	31,732	475,187
		1,570,730
Electronic equipment, instruments and components – 3.5%
ADDvantage Technologies Group, Inc. (A)	428	1,280
Arlo Technologies, Inc. (A)	6,715	52,310
Arrow Electronics, Inc. (A)	6,456	628,169
Avnet, Inc.	9,371	329,016
Bel Fuse, Inc., Class B	1,641	24,664
Belden, Inc.	1,539	64,484
Benchmark Electronics, Inc.	3,813	102,989
CTS Corp.	3,310	113,632
Daktronics, Inc.	3,929	18,388
ePlus, Inc. (A)	950	83,553
Fabrinet (A)	2,958	229,511
Flex, Ltd. (A)	22,654	407,319
Frequency Electronics, Inc. (A)	1,783	19,274
Insight Enterprises, Inc. (A)	2,606	198,291
Jabil, Inc.	9,420	400,633
Key Tronic Corp. (A)	1,900	13,110
Kimball Electronics, Inc. (A)	3,614	57,788
Knowles Corp. (A)	6,866	126,540
Methode Electronics, Inc.	1,177	45,056
MTS Systems Corp.	626	36,408
OSI Systems, Inc. (A)	1,047	97,601
PC Connection, Inc. (A)	2,691	127,257
Plexus Corp. (A)	2,386	186,609
RF Industries, Ltd.	120	589
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Richardson Electronics, Ltd.	2,384	$11,229
Rogers Corp. (A)	3,582	556,249
Sanmina Corp. (A)	5,879	187,481
ScanSource, Inc. (A)	2,542	67,058
SYNNEX Corp.	3,306	269,241
TTM Technologies, Inc. (A)	9,753	134,543
Vishay Intertechnology, Inc.	10,845	224,600
Vishay Precision Group, Inc. (A)	1,686	53,075
		4,867,947
IT services – 1.9%
Alliance Data Systems Corp.	237	17,562
CACI International, Inc., Class A (A)	2,675	666,958
Concentrix Corp. (A)	3,306	326,302
Conduent, Inc. (A)	5,456	26,189
DXC Technology Company	10,334	266,101
Endava PLC, ADR (A)	9,699	744,398
KBR, Inc.	6,509	201,323
ManTech International Corp., Class A	2,267	201,627
MAXIMUS, Inc.	559	40,913
Perficient, Inc. (A)	2,157	102,781
Sykes Enterprises, Inc. (A)	3,351	126,232
		2,720,386
Semiconductors and semiconductor equipment – 3.6%
Alpha & Omega Semiconductor, Ltd. (A)	3,269	77,279
Amkor Technology, Inc.	18,705	282,071
Amtech Systems, Inc. (A)	2,404	15,338
Axcelis Technologies, Inc. (A)(B)	3,360	97,843
AXT, Inc. (A)	4,229	40,472
Brooks Automation, Inc.	6,578	446,317
CMC Materials, Inc.	2,053	310,619
Cohu, Inc.	3,425	130,767
Diodes, Inc. (A)	3,133	220,877
DSP Group, Inc. (A)	1,080	17,917
Entegris, Inc.	6,450	619,845
First Solar, Inc. (A)	4,609	455,922
FormFactor, Inc. (A)	1,299	55,883
GSI Technology, Inc. (A)	3,507	25,952
Kulicke & Soffa Industries, Inc.	4,804	152,815
MACOM Technology Solutions Holdings, Inc. (A)	8,335	458,758
MagnaChip Semiconductor Corp. (A)	799	10,802
NeoPhotonics Corp. (A)	3,808	34,615
ON Semiconductor Corp. (A)	6,724	220,077
Onto Innovation, Inc. (A)	1,739	82,689
PDF Solutions, Inc. (A)	2,193	47,369
Photronics, Inc. (A)	7,002	78,142
Power Integrations, Inc.	5,704	466,929
Rambus, Inc. (A)	4,286	74,834
Silicon Laboratories, Inc. (A)	3,534	450,020
Synaptics, Inc. (A)	187	18,027
Ultra Clean Holdings, Inc. (A)	2,706	84,292
Veeco Instruments, Inc. (A)	2,996	52,011
		5,028,482
Software – 3.2%
Aware, Inc. (A)	2,160	7,560
Bottomline Technologies DE, Inc. (A)	5,101	269,027
Cerence, Inc. (A)	8,856	889,851
Ebix, Inc.	954	36,223
j2 Global, Inc. (A)	1,241	121,233
Mimecast, Ltd. (A)	13,494	766,999
OneSpan, Inc. (A)	1,048	21,673
Paylocity Holding Corp. (A)	4,790	986,309
Rapid7, Inc. (A)	9,410	848,406

The accompanying notes are an integral part of the financial statements.	122

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
The Descartes Systems Group, Inc. (A)	6,811	$398,307
Verint Systems, Inc. (A)	402	27,006
Xperi Holding Corp.	4,859	101,553
		4,474,147
Technology hardware, storage and peripherals – 0.3%
AstroNova, Inc.	1,439	15,325
NCR Corp. (A)	423	15,892
Stratasys, Ltd. (A)(B)	2,906	60,212
Super Micro Computer, Inc. (A)	4,394	139,114
Xerox Holdings Corp.	8,939	207,295
		437,838
		19,099,530
Materials – 6.6%
Chemicals – 3.4%
AdvanSix, Inc. (A)	895	17,891
American Vanguard Corp.	2,118	32,871
Ashland Global Holdings, Inc.	2,215	175,428
Avient Corp.	15,170	611,048
Balchem Corp.	4,202	484,154
Cabot Corp.	1,518	68,128
CF Industries Holdings, Inc.	9,411	364,300
Core Molding Technologies, Inc. (A)	1,000	14,080
Element Solutions, Inc.	14,525	257,528
Ferro Corp. (A)	1,600	23,408
Flotek Industries, Inc. (A)	1,771	3,737
FutureFuel Corp.	4,276	54,305
GCP Applied Technologies, Inc. (A)	1,786	42,239
Hawkins, Inc.	730	38,186
HB Fuller Company	3,426	177,741
Huntsman Corp.	15,185	381,751
Innospec, Inc.	1,994	180,916
Intrepid Potash, Inc. (A)	504	12,172
Kraton Corp. (A)	3,085	85,732
Kronos Worldwide, Inc.	1,438	21,441
LSB Industries, Inc. (A)	567	1,922
Minerals Technologies, Inc.	2,502	155,424
Olin Corp.	6,642	163,128
PQ Group Holdings, Inc.	2,944	41,981
Quaker Chemical Corp.	1,765	447,233
Rayonier Advanced Materials, Inc. (A)	800	5,216
Sensient Technologies Corp.	476	35,115
Stepan Company	1,533	182,918
The Mosaic Company	3,180	73,172
Trecora Resources (A)	2,774	19,390
Tredegar Corp.	1,654	27,622
Trinseo SA	940	48,137
Tronox Holdings PLC, Class A	4,982	72,837
Westlake Chemical Corp.	5,483	447,413
		4,768,564
Construction materials – 0.1%
Summit Materials, Inc., Class A (A)	6,168	123,853
U.S. Concrete, Inc. (A)	268	10,712
United States Lime & Minerals, Inc.	686	78,204
		212,769
Containers and packaging – 0.7%
Graphic Packaging Holding Company	12,264	207,752
Greif, Inc., Class A	1,678	78,665
Greif, Inc., Class B	498	24,093
Silgan Holdings, Inc.	818	30,331
Sonoco Products Company	2,431	144,037
Westrock Company	10,123	440,654
		925,532
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining – 1.9%
Alcoa Corp. (A)	9,078	$209,248
Allegheny Technologies, Inc. (A)	5,052	84,722
Ampco-Pittsburgh Corp. (A)	1,644	9,009
Carpenter Technology Corp.	4,255	123,906
Century Aluminum Company (A)	6,579	72,566
Coeur Mining, Inc. (A)	5,562	57,567
Commercial Metals Company	7,031	144,417
Ferroglobe PLC (A)	3,057	5,013
Friedman Industries, Inc.	1,511	10,365
Haynes International, Inc.	458	10,919
Hecla Mining Company	35,139	227,701
Materion Corp.	2,048	130,499
Nexa Resources SA	900	8,676
Olympic Steel, Inc.	2,383	31,765
Reliance Steel & Aluminum Company	4,588	549,413
Schnitzer Steel Industries, Inc., Class A	3,662	116,854
Steel Dynamics, Inc.	13,028	480,342
SunCoke Energy, Inc.	6,433	27,984
Synalloy Corp. (A)	2,039	15,904
TimkenSteel Corp. (A)	2,689	12,558
United States Steel Corp.	9,180	153,949
Universal Stainless & Alloy Products, Inc. (A)	1,562	11,684
Warrior Met Coal, Inc.	3,785	80,696
Worthington Industries, Inc.	2,841	145,857
		2,721,614
Paper and forest products – 0.5%
Boise Cascade Company	2,384	113,955
Clearwater Paper Corp. (A)	1,597	60,287
Domtar Corp.	4,813	152,331
Glatfelter Corp.	4,610	75,512
Louisiana-Pacific Corp.	685	25,461
Mercer International, Inc.	8,558	87,720
Neenah, Inc.	193	10,677
Resolute Forest Products, Inc. (A)	9,682	63,320
Schweitzer-Mauduit International, Inc.	1,971	79,254
Verso Corp., Class A	1,405	16,888
		685,405
		9,313,884
Real estate – 1.8%
Equity real estate investment trusts – 1.1%
Easterly Government Properties, Inc.	13,420	303,963
QTS Realty Trust, Inc., Class A	10,110	625,607
STAG Industrial, Inc.	18,867	590,914
		1,520,484
Real estate management and development – 0.7%
BBX Capital, Inc. (A)	348	1,980
CTO Realty Growth, Inc.	220	9,275
Cushman & Wakefield PLC (A)	5,999	88,965
Forestar Group, Inc. (A)	1,913	38,604
FRP Holdings, Inc. (A)	722	32,887
Griffin Industrial Realty, Inc. (A)	892	55,750
Jones Lang LaSalle, Inc. (A)	2,871	425,970
Kennedy-Wilson Holdings, Inc.	696	12,451
Marcus & Millichap, Inc. (A)	1,253	46,649
Rafael Holdings, Inc., Class B (A)	500	11,660
RE/MAX Holdings, Inc., Class A	493	17,911
Realogy Holdings Corp. (A)	9,825	128,904
Stratus Properties, Inc. (A)	1,025	26,138
Tejon Ranch Company (A)	1,709	24,695
The Howard Hughes Corp. (A)	1,077	85,008

The accompanying notes are an integral part of the financial statements.	123

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
The St. Joe Company	1,296	$55,015
		1,061,862
		2,582,346
Utilities – 0.5%
Independent power and renewable electricity producers – 0.5%
Brookfield Renewable Corp., Class A	2,232	130,059
Ormat Technologies, Inc.	720	65,002
Vistra Corp.	22,923	450,666
		645,727
Multi-utilities – 0.0%
MDU Resources Group, Inc.	2,346	61,794
		707,521
TOTAL COMMON STOCKS (Cost $114,532,482)		$140,356,564
PREFERRED SECURITIES – 0.1%
Consumer discretionary – 0.1%
Internet and direct marketing retail – 0.1%
Qurate Retail, Inc., 8.000%	615	60,885
Industrials – 0.0%
Trading companies and distributors – 0.0%
WESCO International, Inc. (10.625% to 6-22-25, then 5 Year CMT + 10.325%)	1,507	47,094
TOTAL PREFERRED SECURITIES (Cost $134,945)		$107,979
SHORT-TERM INVESTMENTS – 1.6%
Short-term funds – 1.6%
John Hancock Collateral Trust, 0.1386% (E)(F)	118,737	1,188,093
State Street Institutional Treasury Money Market Fund, Premier Class, 0.0100% (E)	702,469	702,469
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0300% (E)	426,915	426,915
TOTAL SHORT-TERM INVESTMENTS (Cost $2,317,624)		$2,317,477
Total Investments (Small Cap Opportunities Trust) (Cost $116,985,051) – 101.2%		$142,782,020
Other assets and liabilities, net – (1.2%)		(1,751,727)
TOTAL NET ASSETS – 100.0%		$141,030,293
Security Abbreviations and Legend
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-20.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	The rate shown is the annualized seven-day yield as of 12-31-20.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Cap Stock Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 96.1%
Communication services – 1.9%
Diversified telecommunication services – 0.8%
Bandwidth, Inc., Class A (A)	21,717	$3,337,251
Media – 1.1%
Cardlytics, Inc. (A)(B)	35,157	5,019,365
		8,356,616
Consumer discretionary – 15.8%
Auto components – 0.9%
Fox Factory Holding Corp. (A)	37,502	3,964,336
Automobiles – 0.9%
Thor Industries, Inc.	41,882	3,894,607
Diversified consumer services – 2.1%
Chegg, Inc. (A)	102,735	9,280,053
Hotels, restaurants and leisure – 2.9%
GAN, Ltd. (A)(B)	74,437	1,509,582
Penn National Gaming, Inc. (A)	78,607	6,789,287
Planet Fitness, Inc., Class A (A)	57,032	4,427,394
		12,726,263
Household durables – 2.4%
Cavco Industries, Inc. (A)	21,154	3,711,469
Century Communities, Inc. (A)	61,826	2,706,742
Skyline Champion Corp. (A)	134,401	4,158,367
		10,576,578
Leisure products – 1.5%
Polaris, Inc.	34,182	3,256,861
YETI Holdings, Inc. (A)	46,936	3,213,708
		6,470,569
Multiline retail – 1.1%
Ollie's Bargain Outlet Holdings, Inc. (A)	59,594	4,873,001
Specialty retail – 2.9%
Five Below, Inc. (A)	36,187	6,332,001
Floor & Decor Holdings, Inc., Class A (A)	70,467	6,542,861
		12,874,862
Textiles, apparel and luxury goods – 1.1%
Wolverine World Wide, Inc.	149,754	4,679,813
		69,340,082
Consumer staples – 0.8%
Beverages – 0.8%
The Boston Beer Company, Inc., Class A (A)	3,548	3,527,741
Financials – 5.8%
Banks – 2.0%
Sterling Bancorp	221,773	3,987,479
Western Alliance Bancorp	85,339	5,116,073
		9,103,552
Capital markets – 1.6%
Ares Management Corp., Class A	67,838	3,191,778
BowX Acquisition Corp. (A)	222,900	2,385,030
Hamilton Lane, Inc., Class A	19,495	1,521,585
		7,098,393
Consumer finance – 0.9%
PRA Group, Inc. (A)	97,030	3,848,210
Insurance – 0.5%
James River Group Holdings, Ltd.	43,446	2,135,371
Mortgage real estate investment trusts – 0.8%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	53,782	3,411,392
		25,596,918
Health care – 30.1%

The accompanying notes are an integral part of the financial statements.	124

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology – 17.3%
Acceleron Pharma, Inc. (A)	18,488	$2,365,355
Allakos, Inc. (A)	25,541	3,575,740
ALX Oncology Holdings, Inc. (A)(B)	50,266	4,332,929
Amicus Therapeutics, Inc. (A)	209,998	4,848,854
Apellis Pharmaceuticals, Inc. (A)	39,629	2,266,779
Arena Pharmaceuticals, Inc. (A)	27,293	2,096,921
Ascendis Pharma A/S, ADR (A)	18,743	3,125,958
Blueprint Medicines Corp. (A)	23,111	2,591,899
ChemoCentryx, Inc. (A)	32,735	2,026,951
Constellation Pharmaceuticals, Inc. (A)	56,479	1,626,595
Five Prime Therapeutics, Inc. (A)	81,429	1,385,107
Freeline Therapeutics Holdings PLC, ADR (A)(B)	79,632	1,454,080
Global Blood Therapeutics, Inc. (A)	34,928	1,512,732
Heron Therapeutics, Inc. (A)	162,887	3,447,503
ImmunoGen, Inc. (A)	322,465	2,079,899
Iovance Biotherapeutics, Inc. (A)	58,808	2,728,691
Kodiak Sciences, Inc. (A)	41,693	6,125,119
Kura Oncology, Inc. (A)	44,213	1,443,997
Mersana Therapeutics, Inc. (A)	71,658	1,906,819
Mirati Therapeutics, Inc. (A)	22,173	4,870,078
PTC Therapeutics, Inc. (A)	66,389	4,051,721
RAPT Therapeutics, Inc. (A)(B)	32,788	647,563
Rocket Pharmaceuticals, Inc. (A)	38,876	2,131,960
TG Therapeutics, Inc. (A)	95,744	4,980,603
Turning Point Therapeutics, Inc. (A)	32,271	3,932,221
UroGen Pharma, Ltd. (A)(B)	95,536	1,721,559
Y-mAbs Therapeutics, Inc. (A)	52,333	2,591,007
		75,868,640
Health care equipment and supplies – 4.8%
Globus Medical, Inc., Class A (A)	100,516	6,555,654
Hill-Rom Holdings, Inc.	39,319	3,852,082
Insulet Corp. (A)	15,138	3,869,727
Integra LifeSciences Holdings Corp. (A)	42,500	2,759,100
Tandem Diabetes Care, Inc. (A)	41,358	3,957,133
		20,993,696
Health care providers and services – 2.7%
1Life Healthcare, Inc. (A)	90,962	3,970,491
Addus HomeCare Corp. (A)	27,602	3,231,918
LHC Group, Inc. (A)	22,570	4,814,632
		12,017,041
Health care technology – 2.5%
Health Catalyst, Inc. (A)	88,242	3,841,174
Multiplan Corp. (A)(B)	519,900	4,154,001
Omnicell, Inc. (A)	24,507	2,941,330
		10,936,505
Life sciences tools and services – 2.3%
Medpace Holdings, Inc. (A)	19,541	2,720,107
NanoString Technologies, Inc. (A)	46,656	3,120,353
NeoGenomics, Inc. (A)	81,050	4,363,732
		10,204,192
Pharmaceuticals – 0.5%
Reata Pharmaceuticals, Inc., Class A (A)	9,271	1,146,081
Revance Therapeutics, Inc. (A)	41,060	1,163,640
		2,309,721
		132,329,795
Industrials – 13.8%
Aerospace and defense – 2.2%
Axon Enterprise, Inc. (A)	24,149	2,958,977
Curtiss-Wright Corp.	58,855	6,847,779
		9,806,756
Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building products – 0.9%
Gibraltar Industries, Inc. (A)	51,369	$3,695,486
Commercial services and supplies – 0.7%
Tetra Tech, Inc.	26,074	3,018,848
Construction and engineering – 1.2%
Argan, Inc.	64,514	2,870,228
Comfort Systems USA, Inc.	48,037	2,529,628
		5,399,856
Electrical equipment – 0.5%
Plug Power, Inc. (A)	61,616	2,089,399
Machinery – 4.1%
ITT, Inc.	62,322	4,800,040
Kennametal, Inc.	121,595	4,406,603
Kornit Digital, Ltd. (A)	51,713	4,609,180
Rexnord Corp.	106,442	4,203,395
		18,019,218
Professional services – 0.9%
TriNet Group, Inc. (A)	51,098	4,118,499
Road and rail – 0.8%
Saia, Inc. (A)	20,002	3,616,362
Trading companies and distributors – 2.5%
Applied Industrial Technologies, Inc.	30,473	2,376,589
BMC Stock Holdings, Inc. (A)	77,542	4,162,455
Rush Enterprises, Inc., Class A	102,775	4,256,941
		10,795,985
		60,560,409
Information technology – 25.2%
Communications equipment – 0.8%
Lumentum Holdings, Inc. (A)	35,966	3,409,577
Electronic equipment, instruments and components – 3.9%
II-VI, Inc. (A)	124,034	9,421,622
Novanta, Inc. (A)	42,875	5,068,683
PAR Technology Corp. (A)(B)	45,979	2,887,021
		17,377,326
IT services – 2.8%
LiveRamp Holdings, Inc. (A)	75,513	5,526,796
Perficient, Inc. (A)	77,036	3,670,765
Verra Mobility Corp. (A)	230,250	3,089,955
		12,287,516
Semiconductors and semiconductor equipment – 5.2%
ACM Research, Inc., Class A (A)	33,321	2,707,331
Entegris, Inc.	30,435	2,924,804
First Solar, Inc. (A)	41,840	4,138,813
MKS Instruments, Inc.	32,528	4,893,838
SunPower Corp. (A)(B)	58,369	1,496,581
Tower Semiconductor, Ltd. (A)	253,999	6,558,254
		22,719,621
Software – 12.5%
2U, Inc. (A)	104,031	4,162,280
Digital Turbine, Inc. (A)	113,949	6,444,955
Five9, Inc. (A)	18,478	3,222,563
HubSpot, Inc. (A)	7,500	2,973,300
j2 Global, Inc. (A)	46,111	4,504,584
Manhattan Associates, Inc. (A)	37,114	3,903,651
MarkLogic Corp. (A)(C)	153,423	42,958
Mimecast, Ltd. (A)	67,331	3,827,094
PagerDuty, Inc. (A)	88,511	3,690,909
Paylocity Holding Corp. (A)	20,858	4,294,871
Porch.com, Inc. (A)(D)	216,863	2,939,903
Q2 Holdings, Inc. (A)	34,122	4,317,457
Rapid7, Inc. (A)	79,521	7,169,613

The accompanying notes are an integral part of the financial statements.	125

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Skillz, Inc. (A)	187,825	$3,756,500
		55,250,638
		111,044,678
Materials – 1.0%
Chemicals – 1.0%
Ingevity Corp. (A)	57,087	4,323,199
Real estate – 1.7%
Equity real estate investment trusts – 1.4%
Essential Properties Realty Trust, Inc.	148,718	3,152,822
Xenia Hotels & Resorts, Inc.	198,700	3,020,240
		6,173,062
Real estate management and development – 0.3%
Redfin Corp. (A)	19,068	1,308,637
		7,481,699
TOTAL COMMON STOCKS (Cost $303,303,260)		$422,561,137
PREFERRED SECURITIES – 0.2%
Consumer discretionary – 0.2%
Diversified consumer services – 0.2%
The Honest Company, Inc., Series D (A)(C)(D)	26,954	1,129,642
TOTAL PREFERRED SECURITIES (Cost $1,233,280)		$1,129,642
EXCHANGE-TRADED FUNDS – 1.6%
iShares Russell 2000 Growth ETF (B)	24,009	6,883,380
TOTAL EXCHANGE-TRADED FUNDS (Cost $5,314,195)		$6,883,380
SHORT-TERM INVESTMENTS – 5.8%
Short-term funds – 4.4%
John Hancock Collateral Trust, 0.1386% (E)(F)	1,918,654	19,198,246
Repurchase agreement – 1.4%
Societe Generale SA Tri-Party Repurchase Agreement dated 12-31-20 at 0.050% to be repurchased at $6,400,036 on 1-4-21, collateralized by $3,151,335 Federal Home Loan Mortgage Corp., 0.000% - 4.000% due 8-15-27 to 12-1-50 (valued at $3,311,425), $767,914 Federal National Mortgage Association, 2.500% - 4.000% due 5-1-50 to 12-1-50 (valued at $815,336) and $2,293,557 Government National Mortgage Association, 2.000% due 9-20-50 to 12-20-50 (valued at $2,401,239)	$6,400,000	6,400,000
TOTAL SHORT-TERM INVESTMENTS (Cost $25,599,411)		$25,598,246
Total Investments (Small Cap Stock Trust) (Cost $335,450,146) – 103.7%		$456,172,405
Other assets and liabilities, net – (3.7%)		(16,346,274)
TOTAL NET ASSETS – 100.0%		$439,826,131
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-20.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to financial statements.
(E)	The rate shown is the annualized seven-day yield as of 12-31-20.
Small Cap Stock Trust (continued)
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Cap Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 96.9%
Consumer discretionary – 7.5%
Auto components – 2.3%
Cooper Tire & Rubber Company	150,510	$6,095,655
Gentherm, Inc. (A)	81,279	5,301,016
		11,396,671
Hotels, restaurants and leisure – 0.9%
Aramark	29,460	1,133,621
Wyndham Hotels & Resorts, Inc.	56,320	3,347,661
		4,481,282
Household durables – 1.8%
Helen of Troy, Ltd. (A)	13,780	3,061,778
TRI Pointe Group, Inc. (A)	343,865	5,931,671
		8,993,449
Specialty retail – 0.9%
Monro, Inc.	80,450	4,287,985
Textiles, apparel and luxury goods – 1.6%
Kontoor Brands, Inc.	187,730	7,614,329
		36,773,716
Consumer staples – 5.5%
Beverages – 0.8%
C&C Group PLC (A)	1,266,611	3,943,148
Food products – 2.2%
Cranswick PLC	129,751	6,235,261
Hostess Brands, Inc. (A)	262,020	3,835,973
Post Holdings, Inc. (A)	6,545	661,110
		10,732,344
Household products – 2.5%
Spectrum Brands Holdings, Inc.	156,625	12,370,243
		27,045,735
Energy – 3.3%
Energy equipment and services – 0.4%
Bristow Group, Inc. (A)	79,974	2,104,916
Oil, gas and consumable fuels – 2.9%
Dorian LPG, Ltd. (A)	424,233	5,171,400
Kosmos Energy, Ltd.	1,563,830	3,675,001
Magnolia Oil & Gas Corp., Class A (A)	613,580	4,331,875
Scorpio Tankers, Inc. (B)	85,942	961,691
		14,139,967
		16,244,883
Financials – 20.1%
Banks – 13.4%
1st Source Corp.	110,485	4,452,546
Atlantic Union Bankshares Corp.	203,320	6,697,361
Banc of California, Inc.	445,004	6,546,009
Eastern Bankshares, Inc. (A)	243,930	3,978,498
First Busey Corp.	246,113	5,303,735
First Midwest Bancorp, Inc.	421,566	6,711,331
Flushing Financial Corp.	303,786	5,054,999
Great Western Bancorp, Inc.	269,726	5,637,273
Hancock Whitney Corp.	180,435	6,138,399
International Bancshares Corp.	208,729	7,814,814
Synovus Financial Corp.	202,198	6,545,149
Webster Financial Corp.	12,645	532,987
		65,413,101
Capital markets – 1.0%
Solar Capital, Ltd.	286,464	5,015,985

The accompanying notes are an integral part of the financial statements.	126

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Small Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance – 4.7%
Alleghany Corp.	1,953	$1,179,007
Argo Group International Holdings, Ltd.	37,450	1,636,565
Assured Guaranty, Ltd.	120,202	3,785,161
Kemper Corp.	116,495	8,950,311
Reinsurance Group of America, Inc.	6,180	716,262
White Mountains Insurance Group, Ltd.	6,630	6,634,376
		22,901,682
Thrifts and mortgage finance – 1.0%
Northwest Bancshares, Inc.	393,095	5,008,030
		98,338,798
Health care – 3.7%
Health care equipment and supplies – 1.7%
Lantheus Holdings, Inc. (A)	465,060	6,273,659
Natus Medical, Inc. (A)	98,365	1,971,235
		8,244,894
Health care providers and services – 0.4%
AMN Healthcare Services, Inc. (A)	31,350	2,139,638
Health care technology – 1.6%
Allscripts Healthcare Solutions, Inc. (A)	524,252	7,570,199
		17,954,731
Industrials – 27.7%
Aerospace and defense – 0.9%
Hexcel Corp.	94,890	4,601,216
Building products – 4.0%
American Woodmark Corp. (A)	82,000	7,695,700
Tyman PLC (A)	2,418,659	11,584,248
		19,279,948
Commercial services and supplies – 4.3%
ACCO Brands Corp.	725,245	6,128,320
BrightView Holdings, Inc. (A)	326,642	4,938,827
Clean Harbors, Inc. (A)	9,480	721,428
SP Plus Corp. (A)	173,913	5,013,912
UniFirst Corp.	19,040	4,030,578
		20,833,065
Construction and engineering – 3.3%
Primoris Services Corp.	263,770	7,282,690
Valmont Industries, Inc.	50,310	8,800,728
		16,083,418
Electrical equipment – 1.0%
Thermon Group Holdings, Inc. (A)	325,588	5,088,940
Machinery – 6.8%
Albany International Corp., Class A	57,474	4,219,741
ESCO Technologies, Inc.	23,462	2,421,748
Luxfer Holdings PLC	383,179	6,291,799
Luxfer Holdings PLC (London Stock Exchange)	23,810	355,722
Mueller Industries, Inc.	241,805	8,489,774
TriMas Corp. (A)	361,651	11,453,487
		33,232,271
Marine – 0.6%
SEACOR Holdings, Inc. (A)	73,533	3,047,943
Professional services – 5.4%
CBIZ, Inc. (A)	198,693	5,287,221
Forrester Research, Inc. (A)	146,408	6,134,495
Huron Consulting Group, Inc. (A)	159,686	9,413,490
ICF International, Inc.	76,595	5,693,306
		26,528,512
Trading companies and distributors – 1.4%
GATX Corp.	79,225	6,589,936
		135,285,249
Small Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology – 9.0%
Electronic equipment, instruments and components – 5.2%
Belden, Inc.	219,824	$9,210,626
Coherent, Inc. (A)	44,060	6,609,881
CTS Corp.	221,480	7,603,408
Rogers Corp. (A)	12,532	1,946,094
		25,370,009
IT services – 1.9%
ExlService Holdings, Inc. (A)	41,610	3,542,259
WNS Holdings, Ltd., ADR (A)	79,439	5,723,580
		9,265,839
Semiconductors and semiconductor equipment – 1.7%
Onto Innovation, Inc. (A)	172,053	8,181,120
Software – 0.2%
CDK Global, Inc.	18,900	979,587
		43,796,555
Materials – 7.2%
Chemicals – 4.7%
Element Solutions, Inc.	491,710	8,718,018
Ingevity Corp. (A)	32,970	2,496,818
Orion Engineered Carbons SA	420,425	7,206,085
Stepan Company	38,600	4,605,752
		23,026,673
Containers and packaging – 0.2%
Sealed Air Corp.	22,840	1,045,844
Paper and forest products – 2.3%
Louisiana-Pacific Corp.	65,197	2,423,372
Neenah, Inc.	151,781	8,396,522
		10,819,894
		34,892,411
Real estate – 9.6%
Equity real estate investment trusts – 9.6%
Alexander & Baldwin, Inc.	402,040	6,907,047
Brandywine Realty Trust	524,820	6,250,606
Corporate Office Properties Trust	145,447	3,793,258
Lexington Realty Trust	347,440	3,689,813
Physicians Realty Trust	403,580	7,183,724
Piedmont Office Realty Trust, Inc., Class A	357,030	5,794,597
PotlatchDeltic Corp.	132,207	6,612,994
RPT Realty	757,312	6,550,749
		46,782,788
Utilities – 3.3%
Electric utilities – 1.2%
Portland General Electric Company	132,020	5,646,495
Gas utilities – 2.1%
New Jersey Resources Corp.	139,853	4,971,774
Spire, Inc.	70,400	4,508,416
UGI Corp.	24,355	851,451
		10,331,641
		15,978,136
TOTAL COMMON STOCKS (Cost $412,127,689)		$473,093,002
SHORT-TERM INVESTMENTS – 3.3%
Short-term funds – 0.2%
John Hancock Collateral Trust, 0.1386% (C)(D)	88,378	884,316

The accompanying notes are an integral part of the financial statements.	127

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Small Cap Value Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement – 3.1%
Bank of America Tri-Party Repurchase Agreement dated 12-31-20 at 0.080% to be repurchased at $15,500,138 on 1-4-21, collateralized by $14,106,041 Government National Mortgage Association, 2.418% - 2.613% due 9-20-70 (valued at $15,810,000)	$15,500,000	$15,500,000
TOTAL SHORT-TERM INVESTMENTS (Cost $16,384,383)		$16,384,316
Total Investments (Small Cap Value Trust) (Cost $428,512,072) – 100.2%		$489,477,318
Other assets and liabilities, net – (0.2%)		(1,134,620)
TOTAL NET ASSETS – 100.0%		$488,342,698
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-20.
(C)	The rate shown is the annualized seven-day yield as of 12-31-20.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Company Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.1%
Communication services – 2.3%
Media – 2.3%
Advantage Solutions, Inc. (A)(B)	28,612	$376,820
Boston Omaha Corp., Class A (A)	23,475	649,084
Cable One, Inc.	1,009	2,247,769
Scholastic Corp.	13,571	339,275
		3,612,948
Consumer discretionary – 10.3%
Auto components – 1.8%
Dorman Products, Inc. (A)	9,346	811,420
LCI Industries	8,043	1,043,016
Visteon Corp. (A)	8,114	1,018,469
		2,872,905
Distributors – 0.6%
Pool Corp.	2,649	986,753
Diversified consumer services – 0.8%
Strategic Education, Inc.	12,277	1,170,366
Hotels, restaurants and leisure – 2.5%
BJ's Restaurants, Inc. (A)	18,325	705,329
Marriott Vacations Worldwide Corp.	7,090	972,890
Papa John's International, Inc.	9,163	777,481
Planet Fitness, Inc., Class A (A)	8,400	652,092
Red Robin Gourmet Burgers, Inc. (A)	21,435	412,195
Texas Roadhouse, Inc.	3,800	297,008
		3,816,995
Household durables – 1.1%
Cavco Industries, Inc. (A)	6,294	1,104,282
Meritage Homes Corp. (A)	7,089	587,111
		1,691,393
Specialty retail – 2.2%
Hibbett Sports, Inc. (A)	10,300	475,654
Lumber Liquidators Holdings, Inc. (A)	37,453	1,151,305
Monro, Inc.	13,106	698,550
Sportsman's Warehouse Holdings, Inc. (A)	53,570	940,154
Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
The Aaron's Company, Inc. (A)	7,877	$149,348
		3,415,011
Textiles, apparel and luxury goods – 1.3%
Hanesbrands, Inc.	56,566	824,732
Steven Madden, Ltd.	33,634	1,187,953
		2,012,685
		15,966,108
Consumer staples – 3.0%
Beverages – 0.5%
Coca-Cola Consolidated, Inc.	2,862	762,065
Food and staples retailing – 0.4%
Grocery Outlet Holding Corp. (A)	15,511	608,807
Food products – 2.1%
Nomad Foods, Ltd. (A)	63,118	1,604,460
Post Holdings, Inc. (A)	9,297	939,090
The Simply Good Foods Company (A)	24,152	757,407
		3,300,957
		4,671,829
Energy – 4.4%
Energy equipment and services – 2.0%
Cactus, Inc., Class A	35,799	933,280
ChampionX Corp. (A)	77,800	1,190,340
Liberty Oilfield Services, Inc., Class A	86,774	894,640
		3,018,260
Oil, gas and consumable fuels – 2.4%
International Seaways, Inc.	27,697	452,287
Kimbell Royalty Partners LP (B)	32,216	254,829
Magnolia Oil & Gas Corp., Class A (A)	79,265	559,611
Matador Resources Company (A)	54,033	651,638
REX American Resources Corp. (A)	9,932	729,704
WPX Energy, Inc. (A)	130,507	1,063,632
		3,711,701
		6,729,961
Financials – 28.4%
Banks – 15.2%
Atlantic Capital Bancshares, Inc. (A)	13,573	216,082
BankUnited, Inc.	51,723	1,798,926
Columbia Banking System, Inc.	34,621	1,242,894
CrossFirst Bankshares, Inc. (A)	44,844	482,073
East West Bancorp, Inc.	17,169	870,640
Eastern Bankshares, Inc. (A)	26,000	424,060
FB Financial Corp.	33,124	1,150,397
Glacier Bancorp, Inc.	25,529	1,174,589
HarborOne Bancorp, Inc.	72,907	791,770
Heritage Financial Corp.	17,902	418,728
Home BancShares, Inc.	110,218	2,147,047
Howard Bancorp, Inc. (A)	55,346	653,636
Independent Bank Corp. (Massachusetts)	9,139	667,513
Live Oak Bancshares, Inc.	29,236	1,387,541
National Bank Holdings Corp., Class A	30,985	1,015,069
Origin Bancorp, Inc.	25,340	703,692
Pinnacle Financial Partners, Inc.	27,832	1,792,381
Popular, Inc.	18,245	1,027,558
Prosperity Bancshares, Inc.	3,436	238,321
South State Corp.	16,794	1,214,206
Towne Bank	48,256	1,133,051
Webster Financial Corp.	25,272	1,065,215
Western Alliance Bancorp	32,748	1,963,243
		23,578,632
Capital markets – 2.6%
Hercules Capital, Inc.	54,136	780,641

The accompanying notes are an integral part of the financial statements.	128

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Houlihan Lokey, Inc.	16,925	$1,137,868
Main Street Capital Corp.	13,571	437,800
StepStone Group, Inc., Class A (A)(B)	8,056	320,629
Virtus Investment Partners, Inc.	5,876	1,275,092
		3,952,030
Consumer finance – 1.9%
Green Dot Corp., Class A (A)	18,517	1,033,249
PRA Group, Inc. (A)	8,691	344,685
PROG Holdings, Inc. (A)	29,634	1,596,384
		2,974,318
Diversified financial services – 0.2%
Cannae Holdings, Inc. (A)	7,584	335,744
Insurance – 2.0%
BRP Group, Inc., Class A (A)	28,080	841,558
James River Group Holdings, Ltd.	8,636	424,459
Palomar Holdings, Inc. (A)	7,968	707,877
ProAssurance Corp.	26,649	474,086
Safety Insurance Group, Inc.	3,002	233,856
State Auto Financial Corp.	26,044	462,021
		3,143,857
Mortgage real estate investment trusts – 2.2%
Capstead Mortgage Corp.	61,727	358,634
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	35,793	2,270,350
PennyMac Mortgage Investment Trust	46,059	810,178
		3,439,162
Thrifts and mortgage finance – 4.3%
Meridian Bancorp, Inc.	43,579	649,763
PCSB Financial Corp.	20,092	320,266
PennyMac Financial Services, Inc.	30,662	2,012,040
Radian Group, Inc.	56,633	1,146,818
Walker & Dunlop, Inc.	6,074	558,929
WSFS Financial Corp.	43,236	1,940,432
		6,628,248
		44,051,991
Health care – 7.5%
Biotechnology – 1.7%
Acceleron Pharma, Inc. (A)	3,337	426,936
Blueprint Medicines Corp. (A)	3,000	336,450
Insmed, Inc. (A)	6,300	209,727
Kodiak Sciences, Inc. (A)	2,979	437,645
Replimune Group, Inc. (A)	7,807	297,837
Ultragenyx Pharmaceutical, Inc. (A)	4,286	593,311
Xencor, Inc. (A)	8,856	386,387
		2,688,293
Health care equipment and supplies – 2.4%
Atrion Corp.	1,451	931,890
Avanos Medical, Inc. (A)	13,084	600,294
Envista Holdings Corp. (A)	26,407	890,708
Mesa Laboratories, Inc.	1,733	496,747
Outset Medical, Inc. (A)	453	25,749
Quidel Corp. (A)	4,255	764,411
		3,709,799
Health care providers and services – 2.7%
Molina Healthcare, Inc. (A)	1,452	308,811
Option Care Health, Inc. (A)	33,228	519,686
Select Medical Holdings Corp. (A)	51,199	1,416,164
The Ensign Group, Inc.	14,618	1,065,945
The Pennant Group, Inc. (A)	16,332	948,236
		4,258,842
Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care technology – 0.5%
Certara, Inc. (A)(B)	2,343	$79,006
Phreesia, Inc. (A)	11,980	650,035
		729,041
Life sciences tools and services – 0.1%
Seer, Inc. (A)	1,626	91,284
Pharmaceuticals – 0.1%
Arvinas, Inc. (A)	1,864	158,310
		11,635,569
Industrials – 16.6%
Aerospace and defense – 1.7%
Cubic Corp.	17,469	1,083,777
Parsons Corp. (A)	15,808	575,569
Triumph Group, Inc.	73,699	925,659
		2,585,005
Building products – 1.6%
JELD-WEN Holding, Inc. (A)	15,137	383,874
Resideo Technologies, Inc. (A)	21,629	459,833
UFP Industries, Inc.	30,394	1,688,387
		2,532,094
Commercial services and supplies – 2.6%
Brady Corp., Class A	15,755	832,179
McGrath RentCorp	14,040	942,084
MSA Safety, Inc.	5,663	845,996
Stericycle, Inc. (A)	16,507	1,144,430
UniFirst Corp.	1,454	307,797
		4,072,486
Construction and engineering – 1.1%
Aegion Corp. (A)	67,769	1,286,933
Ameresco, Inc., Class A (A)	6,900	360,456
		1,647,389
Electrical equipment – 0.6%
Array Technologies, Inc. (A)	8,939	385,628
Thermon Group Holdings, Inc. (A)	33,783	528,028
		913,656
Machinery – 4.5%
Alamo Group, Inc.	3,300	455,235
Blue Bird Corp. (A)	27,817	507,938
Chart Industries, Inc. (A)	4,200	494,718
CIRCOR International, Inc. (A)	20,088	772,183
Enerpac Tool Group Corp.	34,202	773,307
ESCO Technologies, Inc.	13,638	1,407,714
Helios Technologies, Inc.	19,922	1,061,643
Hydrofarm Holdings Group, Inc. (A)	1,017	53,474
SPX Corp. (A)	14,886	811,882
The Timken Company	7,500	580,200
		6,918,294
Marine – 0.4%
Matson, Inc.	12,449	709,220
Professional services – 1.2%
Clarivate PLC (A)	33,320	989,937
FTI Consulting, Inc. (A)	2,097	234,277
Korn Ferry	14,640	636,840
		1,861,054
Road and rail – 1.2%
Landstar System, Inc.	7,353	990,155
Ryder System, Inc.	15,029	928,191
		1,918,346
Trading companies and distributors – 1.7%
Air Lease Corp.	9,400	417,548
Beacon Roofing Supply, Inc. (A)	29,795	1,197,461

The accompanying notes are an integral part of the financial statements.	129

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
Rush Enterprises, Inc., Class A	11,617	$481,176
Univar Solutions, Inc. (A)	28,500	541,785
		2,637,970
		25,795,514
Information technology – 8.5%
Communications equipment – 0.8%
Harmonic, Inc. (A)	174,374	1,288,624
Electronic equipment, instruments and components – 3.1%
Belden, Inc.	41,539	1,740,484
Knowles Corp. (A)	37,178	685,191
Littelfuse, Inc.	9,416	2,397,879
		4,823,554
IT services – 0.5%
i3 Verticals, Inc., Class A (A)	22,019	731,031
Semiconductors and semiconductor equipment – 2.2%
Entegris, Inc.	13,201	1,268,616
MaxLinear, Inc. (A)	28,330	1,081,923
Onto Innovation, Inc. (A)	8,828	419,771
Semtech Corp. (A)	9,233	665,607
		3,435,917
Software – 1.9%
Ceridian HCM Holding, Inc. (A)	18,052	1,923,621
NCino, Inc. (A)(B)	6,036	437,067
Workiva, Inc. (A)	6,295	576,748
		2,937,436
		13,216,562
Materials – 6.1%
Chemicals – 2.4%
American Vanguard Corp.	25,577	396,955
Element Solutions, Inc.	24,439	433,303
Minerals Technologies, Inc.	15,105	938,323
Orion Engineered Carbons SA	44,172	757,108
Quaker Chemical Corp.	4,349	1,101,993
		3,627,682
Containers and packaging – 0.5%
Myers Industries, Inc.	37,287	774,824
Metals and mining – 2.5%
Alcoa Corp. (A)	44,242	1,019,778
Carpenter Technology Corp.	27,811	809,856
Constellium SE (A)	92,689	1,296,719
Reliance Steel & Aluminum Company	6,435	770,591
		3,896,944
Paper and forest products – 0.7%
Clearwater Paper Corp. (A)	28,676	1,082,519
		9,381,969
Real estate – 8.1%
Equity real estate investment trusts – 6.8%
American Campus Communities, Inc.	14,648	626,495
Apartment Investment and Management Company, Class A	62,100	327,888
EastGroup Properties, Inc.	8,952	1,235,913
Essential Properties Realty Trust, Inc.	14,826	314,311
Healthcare Realty Trust, Inc.	28,827	853,279
JBG SMITH Properties	33,109	1,035,318
PotlatchDeltic Corp.	26,879	1,344,488
PS Business Parks, Inc.	6,217	826,053
Safehold, Inc.	5,470	396,520
Saul Centers, Inc.	23,510	744,797
Sunstone Hotel Investors, Inc.	103,447	1,172,055
Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Terreno Realty Corp.	28,311	$1,656,477
		10,533,594
Real estate management and development – 1.3%
Opendoor Technologies, Inc. (A)(B)	10,500	238,665
The St. Joe Company	43,304	1,838,255
		2,076,920
		12,610,514
Utilities – 3.9%
Electric utilities – 1.1%
IDACORP, Inc.	5,261	505,214
MGE Energy, Inc.	12,047	843,651
PNM Resources, Inc.	8,082	392,219
		1,741,084
Gas utilities – 2.1%
Chesapeake Utilities Corp.	17,245	1,866,081
ONE Gas, Inc.	15,598	1,197,458
RGC Resources, Inc.	10,184	242,176
		3,305,715
Water utilities – 0.7%
California Water Service Group	18,593	1,004,580
		6,051,379
TOTAL COMMON STOCKS (Cost $113,466,482)		$153,724,344
WARRANTS – 0.0%
Advantage Solutions, Inc. (Expiration Date: 10-28-25; Strike Price: $11.50) (A)	4,703	13,404
TOTAL WARRANTS (Cost $6,099)		$13,404
SHORT-TERM INVESTMENTS – 1.2%
Short-term funds – 1.2%
John Hancock Collateral Trust, 0.1386% (C)(D)	131,200	1,312,799
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0300% (C)	375,677	375,677
T. Rowe Price Government Reserve Fund, 0.0753% (C)	226,250	226,250
TOTAL SHORT-TERM INVESTMENTS (Cost $1,914,789)		$1,914,726
Total Investments (Small Company Value Trust) (Cost $115,387,370) – 100.3%		$155,652,474
Other assets and liabilities, net – (0.3%)		(491,968)
TOTAL NET ASSETS – 100.0%		$155,160,506
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-20.
(C)	The rate shown is the annualized seven-day yield as of 12-31-20.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Strategic Equity Allocation Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 96.7%
Communication services – 7.6%
Diversified telecommunication services – 1.4%
Alaska Communications Systems Group, Inc.	10,857	$40,062
Altice Europe NV (A)(B)	119,239	772,275

The accompanying notes are an integral part of the financial statements.	130

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
Anterix, Inc. (A)	2,176	$81,818
AT&T, Inc.	1,124,987	32,354,626
ATN International, Inc.	2,097	87,571
Bandwidth, Inc., Class A (A)	3,567	548,141
BT Group PLC (A)	1,677,265	3,023,201
Cellnex Telecom SA (A)(C)	59,452	3,570,267
CenturyLink, Inc.	158,224	1,542,684
Cincinnati Bell, Inc. (A)	9,442	144,274
Cogent Communications Holdings, Inc.	7,741	463,454
Consolidated Communications Holdings, Inc. (A)	13,748	67,228
Deutsche Telekom AG	626,351	11,432,525
Elisa OYJ	26,728	1,465,210
HKT Trust & HKT, Ltd.	711,421	922,663
IDT Corp., Class B (A)	3,879	47,944
Iliad SA	2,780	570,635
Infrastrutture Wireless Italiane SpA (B)(C)	63,154	765,582
Iridium Communications, Inc. (A)	21,876	860,274
Koninklijke KPN NV	671,342	2,040,404
Liberty Latin America, Ltd., Class A (A)	10,745	119,592
Liberty Latin America, Ltd., Class C (A)	26,867	297,955
Nippon Telegraph & Telephone Corp.	241,916	6,207,318
Ooma, Inc. (A)	4,096	58,982
Orange SA	374,912	4,463,337
ORBCOMM, Inc. (A)	14,333	106,351
PCCW, Ltd.	799,317	481,347
Proximus SADP	28,586	564,668
Singapore Telecommunications, Ltd.	1,311,062	2,289,298
Singapore Telecommunications, Ltd.	258,829	454,279
Spark New Zealand, Ltd.	345,221	1,169,337
Swisscom AG	4,867	2,621,061
Telecom Italia SpA	1,571,223	729,281
Telecom Italia SpA, Savings Shares	1,132,925	590,327
Telefonica Deutschland Holding AG (B)	195,664	538,913
Telefonica SA	901,203	3,584,651
Telenor ASA	131,492	2,232,044
Telia Company AB	461,131	1,904,403
Telstra Corp., Ltd.	782,267	1,796,559
TPG Telecom, Ltd. (A)	69,884	388,132
United Internet AG	20,051	844,048
Verizon Communications, Inc.	653,742	38,407,343
Vonage Holdings Corp. (A)	43,168	555,788
		131,205,852
Entertainment – 1.5%
Activision Blizzard, Inc.	122,059	11,333,178
AMC Entertainment Holdings, Inc., Class A (B)	14,854	31,490
Bollore SA	166,101	687,683
Capcom Company, Ltd.	16,500	1,070,069
Cinemark Holdings, Inc. (B)	54,491	948,688
Electronic Arts, Inc.	45,565	6,543,134
Eros STX Global Corp. (A)(B)	31,210	56,802
Glu Mobile, Inc. (A)	27,273	245,730
IMAX Corp. (A)	9,297	167,532
Koei Tecmo Holdings Company, Ltd.	8,500	518,914
Konami Holdings Corp.	17,509	985,165
Liberty Media Corp.-Liberty Braves, Class A (A)	2,869	71,352
Liberty Media Corp.-Liberty Braves, Class C (A)	6,132	152,564
Live Nation Entertainment, Inc. (A)	22,766	1,672,846
LiveXLive Media, Inc. (A)	10,034	32,912
Netflix, Inc. (A)	69,759	37,720,784
Nexon Company, Ltd.	91,406	2,820,322
Nintendo Company, Ltd.	21,039	13,505,800
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
Square Enix Holdings Company, Ltd.	17,300	$1,048,909
Take-Two Interactive Software, Inc. (A)	18,315	3,805,674
The Marcus Corp.	4,475	60,323
The Walt Disney Company (A)	285,786	51,778,707
Toho Company, Ltd.	21,008	886,089
Ubisoft Entertainment SA (A)(B)	17,207	1,658,213
Vivendi SA (B)	155,948	5,030,018
World Wrestling Entertainment, Inc., Class A	15,080	724,594
		143,557,492
Interactive media and services – 3.1%
Adevinta ASA (A)(B)	45,051	757,309
Alphabet, Inc., Class A (A)	47,469	83,196,068
Alphabet, Inc., Class C (A)	45,850	80,323,698
Auto Trader Group PLC (C)	181,501	1,477,371
CarGurus, Inc. (A)	16,264	516,057
Cars.com, Inc. (A)	12,669	143,160
Eventbrite, Inc., Class A (A)(B)	11,964	216,548
EverQuote, Inc., Class A (A)	2,640	98,604
Facebook, Inc., Class A (A)	379,622	103,697,546
Kakaku.com, Inc.	25,200	689,808
Liberty TripAdvisor Holdings, Inc., Class A (A)	15,134	65,682
MediaAlpha, Inc., Class A (A)	1,954	76,343
QuinStreet, Inc. (A)	8,939	191,652
REA Group, Ltd.	9,901	1,134,134
Scout24 AG (B)(C)	20,219	1,652,172
SEEK, Ltd.	63,024	1,381,793
TripAdvisor, Inc. (A)	31,039	893,302
TrueCar, Inc. (A)	20,210	84,882
Twitter, Inc. (A)	124,874	6,761,927
Yelp, Inc. (A)	35,465	1,158,642
Z Holdings Corp.	498,554	3,016,867
		287,533,565
Media – 1.0%
AMC Networks, Inc., Class A (A)(B)	5,319	190,261
Boston Omaha Corp., Class A (A)	2,620	72,443
Cable One, Inc.	1,743	3,882,916
Cardlytics, Inc. (A)	4,874	695,861
Charter Communications, Inc., Class A (A)	23,068	15,260,635
Comcast Corp., Class A	720,864	37,773,274
comScore, Inc. (A)	14,782	36,807
CyberAgent, Inc.	19,000	1,310,707
Daily Journal Corp. (A)	240	96,960
Dentsu Group, Inc.	40,665	1,210,266
Discovery, Inc., Series A (A)	25,636	771,387
Discovery, Inc., Series C (A)	45,726	1,197,564
DISH Network Corp., Class A (A)	39,517	1,277,980
Entercom Communications Corp., Class A	23,058	56,953
Entravision Communications Corp., Class A	12,735	35,021
Fluent, Inc. (A)	9,060	48,109
Fox Corp., Class A	51,594	1,502,417
Fox Corp., Class B	25,090	724,599
Gannett Company, Inc. (A)	25,699	86,349
Gray Television, Inc. (A)	16,143	288,798
Hakuhodo DY Holdings, Inc.	43,873	602,850
Hemisphere Media Group, Inc. (A)	3,093	32,043
iHeartMedia, Inc., Class A (A)(B)	11,289	146,531
Informa PLC (A)	282,284	2,110,742
John Wiley & Sons, Inc., Class A	14,094	643,532
Loral Space & Communications, Inc.	2,566	53,860
Meredith Corp.	7,450	143,040
MSG Networks, Inc., Class A (A)(B)	5,735	84,534
National CineMedia, Inc.	12,383	46,065

The accompanying notes are an integral part of the financial statements.	131

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
News Corp., Class A	62,339	$1,120,232
News Corp., Class B	19,472	346,017
Omnicom Group, Inc.	34,418	2,146,651
Pearson PLC (B)	141,470	1,298,447
Publicis Groupe SA	40,712	2,023,441
Schibsted ASA, B Shares (A)	18,417	683,649
Schibsted ASA, Class A (A)	14,209	605,585
Scholastic Corp.	5,554	138,850
SES SA	72,062	676,316
Sinclair Broadcast Group, Inc., Class A (B)	8,385	267,062
TechTarget, Inc. (A)	4,400	260,084
TEGNA, Inc.	110,802	1,545,688
The EW Scripps Company, Class A	10,555	161,386
The Interpublic Group of Companies, Inc.	62,458	1,469,012
The New York Times Company, Class A	46,634	2,414,242
Tribune Publishing Company	3,290	45,073
ViacomCBS, Inc., Class B	87,565	3,262,672
WideOpenWest, Inc. (A)	9,793	104,491
WPP PLC	230,266	2,495,160
		91,446,562
Wireless telecommunication services – 0.6%
Boingo Wireless, Inc. (A)	8,384	106,644
Gogo, Inc. (A)(B)	10,394	100,094
KDDI Corp.	303,143	8,988,264
Shenandoah Telecommunications Company	8,942	386,742
SoftBank Corp.	539,800	6,775,562
SoftBank Group Corp.	294,574	22,869,256
Spok Holdings, Inc.	5,035	56,040
Tele2 AB, B Shares	93,843	1,241,354
Telephone & Data Systems, Inc.	32,151	597,044
T-Mobile US, Inc. (A)	92,169	12,428,990
Vodafone Group PLC	5,040,821	8,279,485
		61,829,475
		715,572,946
Consumer discretionary – 12.3%
Auto components – 0.5%
Adient PLC (A)	46,593	1,620,039
Aisin Seiki Company, Ltd.	30,458	913,411
American Axle & Manufacturing Holdings, Inc. (A)	21,104	176,007
Aptiv PLC	42,452	5,531,071
BorgWarner, Inc.	39,155	1,512,949
Bridgestone Corp. (B)	100,606	3,299,459
Cie Generale des Etablissements Michelin SCA	31,892	4,106,313
Continental AG	20,672	3,076,721
Cooper Tire & Rubber Company	9,342	378,351
Cooper-Standard Holdings, Inc. (A)	3,157	109,453
Dana, Inc.	73,467	1,434,076
Denso Corp.	81,395	4,844,691
Dorman Products, Inc. (A)	4,935	428,457
Faurecia SE (A)	15,564	797,447
Fox Factory Holding Corp. (A)	21,039	2,224,033
Gentex Corp.	78,702	2,670,359
Gentherm, Inc. (A)	6,066	395,625
Koito Manufacturing Company, Ltd.	19,666	1,338,387
LCI Industries	4,547	589,655
Lear Corp.	17,538	2,789,068
Modine Manufacturing Company (A)	9,352	117,461
Motorcar Parts of America, Inc. (A)	3,688	72,359
NGK Spark Plug Company, Ltd.	28,799	491,799
Patrick Industries, Inc.	4,171	285,088
Standard Motor Products, Inc.	3,862	156,257
Stanley Electric Company, Ltd.	24,467	789,292
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Auto components (continued)
Stoneridge, Inc. (A)	4,879	$147,492
Sumitomo Electric Industries, Ltd.	141,743	1,878,207
Tenneco, Inc., Class A (A)	9,434	100,000
The Goodyear Tire & Rubber Company	118,347	1,291,166
Toyoda Gosei Company, Ltd.	12,203	354,061
Toyota Industries Corp.	27,553	2,189,115
Valeo SA	43,031	1,697,325
Visteon Corp. (A)	14,109	1,770,962
Workhorse Group, Inc. (A)(B)	17,583	347,792
XPEL, Inc. (A)	3,118	160,764
		50,084,712
Automobiles – 1.9%
Bayerische Motoren Werke AG	62,221	5,491,411
Daimler AG	160,837	11,400,013
Ferrari NV (B)	23,688	5,494,226
Fiat Chrysler Automobiles NV (A)	207,074	3,741,011
Ford Motor Company	615,030	5,406,114
General Motors Company	198,805	8,278,240
Harley-Davidson, Inc.	49,140	1,803,438
Honda Motor Company, Ltd.	306,373	8,644,705
Isuzu Motors, Ltd.	103,646	986,672
Mazda Motor Corp.	106,900	715,578
Nissan Motor Company, Ltd. (A)	436,276	2,364,794
Peugeot SA (A)(B)	110,525	3,026,799
Renault SA (A)	36,122	1,581,129
Subaru Corp.	115,627	2,313,571
Suzuki Motor Corp.	69,243	3,209,794
Tesla, Inc. (A)	119,744	84,499,710
Thor Industries, Inc.	17,829	1,657,919
Toyota Motor Corp.	398,600	30,759,990
Volkswagen AG	6,101	1,272,079
Winnebago Industries, Inc.	5,781	346,513
Yamaha Motor Company, Ltd.	52,613	1,073,885
		184,067,591
Distributors – 0.1%
Core-Mark Holding Company, Inc.	8,363	245,621
Funko, Inc., Class A (A)	5,020	52,108
Genuine Parts Company	23,109	2,320,837
LKQ Corp. (A)	44,843	1,580,267
Pool Corp.	6,420	2,391,450
		6,590,283
Diversified consumer services – 0.1%
Adtalem Global Education, Inc. (A)	26,423	897,061
American Public Education, Inc. (A)	2,805	85,496
Aspen Group, Inc. (A)	4,749	52,856
Carriage Services, Inc.	3,161	99,003
Collectors Universe, Inc.	1,710	128,934
Franchise Group, Inc.	4,135	125,911
Graham Holdings Company, Class B	1,294	690,194
Grand Canyon Education, Inc. (A)	15,060	1,402,237
H&R Block, Inc.	58,924	934,535
Houghton Mifflin Harcourt Company (A)	20,608	68,625
Laureate Education, Inc., Class A (A)	20,100	292,656
OneSpaWorld Holdings, Ltd.	8,791	89,141
Perdoceo Education Corp. (A)	12,905	162,990
Regis Corp. (A)(B)	5,029	46,217
Service Corp. International	55,555	2,727,751
Strategic Education, Inc.	12,390	1,181,139
Stride, Inc. (A)	7,462	158,418
Universal Technical Institute, Inc. (A)	6,300	40,698
Vivint Smart Home, Inc. (A)	14,303	296,787
WW International, Inc. (A)	23,964	584,722
		10,065,371

The accompanying notes are an integral part of the financial statements.	132

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure – 1.8%
Accel Entertainment, Inc. (A)	9,193	$92,849
Accor SA (A)	34,368	1,246,898
Aristocrat Leisure, Ltd.	107,996	2,593,088
Bally's Corp.	3,330	167,266
Biglari Holdings, Inc., Class B (A)	282	31,358
BJ's Restaurants, Inc. (A)	4,161	160,157
Bloomin' Brands, Inc.	16,317	316,876
Bluegreen Vacations Holding Corp.	2,674	36,179
Boyd Gaming Corp. (A)	40,837	1,752,724
Brinker International, Inc.	8,313	470,266
Caesars Entertainment, Inc. (A)	100,346	7,452,697
Carnival Corp.	116,758	2,528,978
Carrols Restaurant Group, Inc. (A)	7,033	44,167
Century Casinos, Inc. (A)	5,865	37,477
Chipotle Mexican Grill, Inc. (A)	4,407	6,111,231
Choice Hotels International, Inc.	9,299	992,482
Churchill Downs, Inc.	18,410	3,586,084
Chuy's Holdings, Inc. (A)	3,740	99,073
Compass Group PLC	335,225	6,252,401
Cracker Barrel Old Country Store, Inc.	12,020	1,585,678
Crown Resorts, Ltd.	69,988	520,883
Darden Restaurants, Inc.	20,836	2,481,984
Dave & Buster's Entertainment, Inc.	8,275	248,416
Del Taco Restaurants, Inc. (A)	6,000	54,360
Denny's Corp. (A)	11,739	172,329
Dine Brands Global, Inc.	2,899	168,142
Domino's Pizza, Inc.	6,303	2,416,948
El Pollo Loco Holdings, Inc. (A)	3,556	64,364
Entain PLC (A)	109,663	1,700,961
Everi Holdings, Inc. (A)	15,437	213,185
Evolution Gaming Group AB (B)(C)	23,847	2,397,446
Fiesta Restaurant Group, Inc. (A)	3,643	41,530
Flutter Entertainment PLC (A)	29,087	5,914,409
Galaxy Entertainment Group, Ltd.	407,153	3,169,497
GAN, Ltd. (A)	4,634	93,978
Genting Singapore, Ltd.	1,136,421	731,901
Golden Entertainment, Inc. (A)	3,278	65,199
Hilton Grand Vacations, Inc. (A)	15,827	496,176
Hilton Worldwide Holdings, Inc.	43,458	4,835,137
InterContinental Hotels Group PLC (A)	32,609	2,113,554
International Game Technology PLC	18,404	311,764
Jack in the Box, Inc.	11,529	1,069,891
La Francaise des Jeux SAEM (C)	16,152	740,344
Las Vegas Sands Corp.	52,609	3,135,496
Lindblad Expeditions Holdings, Inc. (A)	5,046	86,388
Marriott International, Inc., Class A	41,795	5,513,596
Marriott Vacations Worldwide Corp.	20,632	2,831,123
McDonald's Corp.	117,603	25,235,252
McDonald's Holdings Company Japan, Ltd. (B)	12,461	603,875
Melco Resorts & Entertainment, Ltd., ADR	40,300	747,565
MGM Resorts International	65,581	2,066,457
Monarch Casino & Resort, Inc. (A)	2,350	143,867
Nathan's Famous, Inc.	694	38,323
Noodles & Company (A)	6,311	49,857
Norwegian Cruise Line Holdings, Ltd. (A)(B)	50,556	1,285,639
Oriental Land Company, Ltd.	37,600	6,212,697
Papa John's International, Inc.	16,685	1,415,722
Penn National Gaming, Inc. (A)	76,314	6,591,240
PlayAGS, Inc. (A)	5,820	41,904
RCI Hospitality Holdings, Inc.	1,673	65,983
Red Robin Gourmet Burgers, Inc. (A)	3,042	58,498
Red Rock Resorts, Inc., Class A	12,266	307,141
Royal Caribbean Cruises, Ltd.	29,875	2,231,364
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Ruth's Hospitality Group, Inc.	6,118	$108,472
Sands China, Ltd.	455,882	1,991,018
Scientific Games Corp. (A)	28,683	1,190,058
SeaWorld Entertainment, Inc. (A)	9,423	297,673
Shake Shack, Inc., Class A (A)	6,515	552,342
Six Flags Entertainment Corp.	24,366	830,881
SJM Holdings, Ltd.	372,826	418,005
Sodexo SA	16,625	1,406,038
Starbucks Corp.	185,208	19,813,552
Tabcorp Holdings, Ltd.	403,340	1,214,350
Texas Roadhouse, Inc.	33,044	2,582,719
The Cheesecake Factory, Inc. (B)	7,906	292,996
The Wendy's Company	57,833	1,267,699
Whitbread PLC (A)	37,929	1,606,544
Wingstop, Inc.	15,042	1,993,817
Wyndham Destinations, Inc.	27,535	1,235,220
Wyndham Hotels & Resorts, Inc.	29,859	1,774,819
Wynn Macau, Ltd. (A)	293,070	493,079
Wynn Resorts, Ltd.	15,548	1,754,281
Yum! Brands, Inc.	47,364	5,141,836
		170,207,713
Household durables – 0.9%
Barratt Developments PLC (A)	191,358	1,749,415
Beazer Homes USA, Inc. (A)	5,296	80,234
Casio Computer Company, Ltd.	36,548	668,846
Casper Sleep, Inc. (A)	5,612	34,514
Cavco Industries, Inc. (A)	1,726	302,827
Century Communities, Inc. (A)	5,392	236,062
D.R. Horton, Inc.	51,633	3,558,546
Electrolux AB, Series B	42,386	986,192
Ethan Allen Interiors, Inc.	4,341	87,732
Garmin, Ltd.	23,893	2,859,036
GoPro, Inc., Class A (A)	22,935	189,902
Green Brick Partners, Inc. (A)	4,387	100,726
Hamilton Beach Brands Holding Company, Class B	853	14,936
Helen of Troy, Ltd. (A)	12,856	2,856,475
Hooker Furniture Corp.	2,282	73,595
Husqvarna AB, B Shares	78,553	1,019,455
Iida Group Holdings Company, Ltd.	27,700	560,044
Installed Building Products, Inc. (A)	4,262	434,426
iRobot Corp. (A)(B)	5,099	409,399
KB Home	44,763	1,500,456
La-Z-Boy, Inc.	8,218	327,405
Leggett & Platt, Inc.	21,207	939,470
Lennar Corp., A Shares	43,988	3,353,205
LGI Homes, Inc. (A)	4,140	438,219
Lifetime Brands, Inc.	2,582	39,246
M/I Homes, Inc. (A)	5,151	228,138
MDC Holdings, Inc.	9,409	457,277
Meritage Homes Corp. (A)	6,886	570,299
Mohawk Industries, Inc. (A)	9,579	1,350,160
Newell Brands, Inc.	60,489	1,284,181
NVR, Inc. (A)	557	2,272,482
Panasonic Corp.	415,009	4,837,854
Persimmon PLC	59,935	2,262,114
PulteGroup, Inc.	42,957	1,852,306
Purple Innovation, Inc. (A)	3,099	102,081
Rinnai Corp.	6,778	787,889
SEB SA	4,254	773,520
Sekisui Chemical Company, Ltd.	67,144	1,273,139
Sekisui House, Ltd.	115,826	2,359,584
Sharp Corp.	40,000	607,780
Skyline Champion Corp. (A)	9,853	304,852
Sonos, Inc. (A)	15,001	350,873

The accompanying notes are an integral part of the financial statements.	133

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Sony Corp.	237,000	$23,882,016
Taylor Morrison Home Corp. (A)	65,249	1,673,637
Taylor Wimpey PLC (A)	684,855	1,549,114
Tempur Sealy International, Inc. (A)	61,479	1,659,933
The Berkeley Group Holdings PLC	23,622	1,528,050
The Lovesac Company (A)	1,891	81,483
Toll Brothers, Inc.	36,800	1,599,696
TopBuild Corp. (A)	16,741	3,081,683
TRI Pointe Group, Inc. (A)	64,143	1,106,467
Tupperware Brands Corp. (A)	9,120	295,397
Turtle Beach Corp. (A)(B)	2,761	59,500
Universal Electronics, Inc. (A)	2,530	132,724
VOXX International Corp. (A)	3,940	50,274
Whirlpool Corp.	9,978	1,800,929
		82,995,795
Internet and direct marketing retail – 3.0%
1-800-Flowers.com, Inc., Class A (A)	4,613	119,938
Amazon.com, Inc. (A)	67,349	219,350,979
Booking Holdings, Inc. (A)	6,464	14,397,073
CarParts.com, Inc. (A)(B)	6,437	79,754
Delivery Hero SE (A)(B)(C)	24,322	3,803,691
eBay, Inc.	103,276	5,189,619
Etsy, Inc. (A)	19,872	3,535,428
Expedia Group, Inc.	21,737	2,877,979
Groupon, Inc. (A)	4,381	166,456
GrubHub, Inc. (A)	29,805	2,213,617
HelloFresh SE (A)(B)	27,772	2,148,223
Just Eat Takeaway.com NV (A)(C)	23,756	2,678,558
Lands' End, Inc. (A)	2,189	47,217
Liquidity Services, Inc. (A)	5,563	88,507
Magnite, Inc. (A)	19,925	611,897
Mercari, Inc. (A)	16,100	713,693
Ocado Group PLC (A)	91,360	2,856,838
Overstock.com, Inc. (A)(B)	7,944	381,074
PetMed Express, Inc. (B)	3,665	117,500
Prosus NV (A)	91,592	9,889,983
Quotient Technology, Inc. (A)	16,329	153,819
Rakuten, Inc.	161,705	1,556,060
Shutterstock, Inc.	4,065	291,461
Stamps.com, Inc. (A)	3,158	619,568
Stitch Fix, Inc., Class A (A)	11,182	656,607
The RealReal, Inc. (A)	11,836	231,275
Waitr Holdings, Inc. (A)(B)	16,257	45,194
Zalando SE (A)(B)(C)	28,745	3,197,348
ZOZO, Inc.	20,500	505,003
		278,524,359
Leisure products – 0.2%
Acushnet Holdings Corp.	6,250	253,375
American Outdoor Brands, Inc. (A)	2,829	48,178
Bandai Namco Holdings, Inc.	37,593	3,255,582
Brunswick Corp.	25,180	1,919,723
Callaway Golf Company	17,346	416,477
Clarus Corp.	4,663	71,810
Escalade, Inc.	2,139	45,283
Hasbro, Inc.	20,412	1,909,338
Johnson Outdoors, Inc., Class A	993	111,842
Malibu Boats, Inc., Class A (A)	3,834	239,395
MasterCraft Boat Holdings, Inc. (A)	3,574	88,778
Mattel, Inc. (A)	112,045	1,955,185
Nautilus, Inc. (A)	5,560	100,858
Polaris, Inc.	18,623	1,774,399
Sega Sammy Holdings, Inc.	32,536	513,609
Shimano, Inc.	13,981	3,272,655
Smith & Wesson Brands, Inc.	10,083	178,973
Sturm Ruger & Company, Inc.	3,086	200,806
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Leisure products (continued)
Vista Outdoor, Inc. (A)	10,827	$257,250
Yamaha Corp.	25,173	1,483,301
YETI Holdings, Inc. (A)	14,820	1,014,725
		19,111,542
Multiline retail – 0.5%
Big Lots, Inc.	7,256	311,500
Dillard's, Inc., Class A (B)	1,397	88,081
Dollar General Corp.	38,663	8,130,829
Dollar Tree, Inc. (A)	37,077	4,005,799
Kohl's Corp.	50,625	2,059,931
Macy's, Inc.	58,073	653,321
Marui Group Company, Ltd.	35,741	629,399
Next PLC (A)	24,984	2,409,112
Nordstrom, Inc. (B)	35,023	1,093,068
Ollie's Bargain Outlet Holdings, Inc. (A)	18,209	1,488,950
Pan Pacific International Holdings Corp.	77,400	1,788,227
Ryohin Keikaku Company, Ltd.	44,860	918,039
Target Corp.	79,038	13,952,578
Wesfarmers, Ltd.	213,077	8,281,687
		45,810,521
Specialty retail – 1.8%
ABC-Mart, Inc.	6,164	342,733
Abercrombie & Fitch Company, Class A	11,620	236,583
Academy Sports & Outdoors, Inc. (A)	2,890	59,910
Advance Auto Parts, Inc.	10,464	1,648,185
American Eagle Outfitters, Inc.	75,879	1,522,892
America's Car-Mart, Inc. (A)	1,179	129,501
Asbury Automotive Group, Inc. (A)	3,570	520,292
At Home Group, Inc. (A)	10,017	154,863
AutoNation, Inc. (A)	18,874	1,317,216
AutoZone, Inc. (A)	3,651	4,328,041
Bed Bath & Beyond, Inc. (B)	23,545	418,159
Best Buy Company, Inc.	35,949	3,587,351
Boot Barn Holdings, Inc. (A)	5,324	230,849
Caleres, Inc.	7,109	111,256
Camping World Holdings, Inc., Class A (B)	6,107	159,087
CarMax, Inc. (A)	26,122	2,467,484
Chico's FAS, Inc.	24,598	39,111
Citi Trends, Inc.	1,929	95,833
Conn's, Inc. (A)	3,516	41,102
Designer Brands, Inc., Class A	11,808	90,331
Dick's Sporting Goods, Inc.	21,042	1,182,771
Fast Retailing Company, Ltd.	10,946	9,815,050
Five Below, Inc. (A)	17,957	3,142,116
Foot Locker, Inc.	33,667	1,361,493
GameStop Corp., Class A (A)(B)	10,711	201,795
Genesco, Inc. (A)	2,693	81,032
Group 1 Automotive, Inc.	3,226	423,058
GrowGeneration Corp. (A)(B)	6,764	272,048
Guess?, Inc.	7,524	170,193
Haverty Furniture Companies, Inc.	3,177	87,908
Hennes & Mauritz AB, B Shares (A)	150,972	3,169,214
Hibbett Sports, Inc. (A)	3,076	142,050
Hikari Tsushin, Inc.	3,900	915,072
Industria de Diseno Textil SA	204,991	6,506,375
JD Sports Fashion PLC (A)	82,302	966,905
Kingfisher PLC (A)	396,545	1,465,289
L Brands, Inc.	37,391	1,390,571
Lithia Motors, Inc., Class A	13,201	3,863,537
Lowe's Companies, Inc.	115,670	18,566,192
Lumber Liquidators Holdings, Inc. (A)	5,333	163,936
MarineMax, Inc. (A)	3,827	134,060
Monro, Inc.	6,180	329,394
Murphy USA, Inc.	13,535	1,771,325

The accompanying notes are an integral part of the financial statements.	134

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
National Vision Holdings, Inc. (A)	14,961	$677,584
Nitori Holdings Company, Ltd.	15,011	3,138,822
OneWater Marine, Inc., Class A (A)	1,679	48,842
O'Reilly Automotive, Inc. (A)	11,425	5,170,612
Rent-A-Center, Inc.	9,046	346,371
RH (A)	7,935	3,551,071
Ross Stores, Inc.	56,058	6,884,483
Sally Beauty Holdings, Inc. (A)	20,961	273,331
Shimamura Company, Ltd.	4,170	438,162
Shoe Carnival, Inc.	1,791	70,171
Signet Jewelers, Ltd.	9,704	264,628
Sleep Number Corp. (A)	5,035	412,165
Sonic Automotive, Inc., Class A	4,302	165,928
Sportsman's Warehouse Holdings, Inc. (A)	8,045	141,190
The Aaron's Company, Inc. (A)	6,223	117,988
The Buckle, Inc. (B)	5,376	156,979
The Cato Corp., Class A	4,518	43,328
The Children's Place, Inc. (A)(B)	2,667	133,617
The Container Store Group, Inc. (A)	3,794	36,195
The Gap, Inc.	32,913	664,513
The Home Depot, Inc.	170,017	45,159,916
The Michaels Companies, Inc. (A)(B)	13,862	180,345
The ODP Corp.	9,693	284,005
The TJX Companies, Inc.	189,312	12,928,116
Tiffany & Company	17,302	2,274,348
Tilly's, Inc., Class A	4,622	37,716
Tractor Supply Company	18,617	2,617,178
Ulta Beauty, Inc. (A)	9,022	2,590,758
Urban Outfitters, Inc. (A)	34,892	893,235
USS Company, Ltd.	41,248	834,072
Williams-Sonoma, Inc.	24,619	2,507,199
Winmark Corp.	576	107,021
Yamada Holdings Company, Ltd.	136,208	723,676
Zumiez, Inc. (A)	3,923	144,288
		167,640,016
Textiles, apparel and luxury goods – 1.5%
adidas AG (A)	35,779	13,016,569
Burberry Group PLC (A)	76,054	1,857,247
Carter's, Inc.	13,952	1,312,465
Cie Financiere Richemont SA, A Shares	98,095	8,862,095
Columbia Sportswear Company	9,828	858,771
Crocs, Inc. (A)	12,343	773,412
Deckers Outdoor Corp. (A)	14,214	4,076,291
EssilorLuxottica SA	53,448	8,329,037
Fossil Group, Inc. (A)	8,863	76,842
G-III Apparel Group, Ltd. (A)	8,192	194,478
Hanesbrands, Inc.	55,769	813,112
Hermes International (B)	5,952	6,400,055
Kering SA	14,238	10,332,993
Kontoor Brands, Inc.	9,548	387,267
Lakeland Industries, Inc. (A)(B)	1,635	44,554
LVMH Moet Hennessy Louis Vuitton SE	52,170	32,658,470
Moncler SpA (A)	36,412	2,238,632
Movado Group, Inc. (A)	3,216	53,450
NIKE, Inc., Class B	198,012	28,012,758
Oxford Industries, Inc.	3,061	200,526
Pandora A/S	18,792	2,103,159
Puma SE (A)(B)	18,423	2,073,083
PVH Corp.	11,362	1,066,778
Ralph Lauren Corp.	7,714	800,250
Rocky Brands, Inc.	1,526	42,835
Skechers USA, Inc., Class A (A)	43,547	1,565,079
Steven Madden, Ltd.	15,258	538,913
Superior Group of Companies, Inc.	2,114	49,129
Tapestry, Inc.	44,248	1,375,228
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
The Swatch Group AG	9,890	$521,915
The Swatch Group AG, Bearer Shares	5,437	1,478,011
Under Armour, Inc., Class A (A)	30,196	518,465
Under Armour, Inc., Class C (A)	31,151	463,527
Unifi, Inc. (A)	2,806	49,778
Vera Bradley, Inc. (A)	4,309	34,300
VF Corp.	50,041	4,274,002
Wolverine World Wide, Inc.	14,742	460,688
		137,914,164
		1,153,012,067
Consumer staples – 7.3%
Beverages – 1.6%
Anheuser-Busch InBev SA/NV	143,189	9,989,822
Asahi Group Holdings, Ltd.	85,281	3,512,059
Brown-Forman Corp., Class B	29,237	2,322,295
Budweiser Brewing Company APAC, Ltd. (C)	323,500	1,068,629
Carlsberg A/S, Class B	19,358	3,103,327
Celsius Holdings, Inc. (A)	6,603	332,197
Coca-Cola Amatil, Ltd.	95,239	948,972
Coca-Cola Bottlers Japan Holdings, Inc.	23,300	363,953
Coca-Cola Consolidated, Inc.	882	234,850
Coca-Cola European Partners PLC	38,358	1,911,379
Coca-Cola HBC AG (A)	37,635	1,218,736
Constellation Brands, Inc., Class A	26,913	5,895,293
Davide Campari-Milano NV (B)	109,143	1,251,033
Diageo PLC	439,258	17,380,897
Heineken Holding NV	21,651	2,031,563
Heineken NV	48,710	5,421,888
Ito En, Ltd.	10,100	639,553
Kirin Holdings Company, Ltd. (B)	154,592	3,650,380
MGP Ingredients, Inc.	2,436	114,638
Molson Coors Beverage Company, Class B	30,121	1,361,168
Monster Beverage Corp. (A)	58,040	5,367,539
National Beverage Corp. (B)	2,198	186,610
NewAge, Inc. (A)	18,553	48,794
PepsiCo, Inc.	218,335	32,379,081
Pernod Ricard SA	39,370	7,560,869
Primo Water Corp.	28,991	454,579
Remy Cointreau SA	4,241	791,607
Suntory Beverage & Food, Ltd.	26,159	926,535
The Boston Beer Company, Inc., Class A (A)	2,942	2,925,201
The Coca-Cola Company	610,874	33,500,330
Treasury Wine Estates, Ltd.	135,499	980,178
		147,873,955
Food and staples retailing – 1.3%
Aeon Company, Ltd.	122,878	4,031,179
BJ's Wholesale Club Holdings, Inc. (A)	69,499	2,590,923
Carrefour SA	115,237	1,973,366
Casey's General Stores, Inc.	11,847	2,116,111
Coles Group, Ltd.	250,675	3,502,287
Cosmos Pharmaceutical Corp.	3,800	613,615
Costco Wholesale Corp.	69,677	26,252,900
Etablissements Franz Colruyt NV	10,406	614,688
Grocery Outlet Holding Corp. (A)	27,536	1,080,788
HF Foods Group, Inc. (A)(B)	7,041	52,948
ICA Gruppen AB (B)	18,900	945,391
Ingles Markets, Inc., Class A	2,723	116,163
J Sainsbury PLC	334,263	1,027,427
Jeronimo Martins SGPS SA	47,303	795,150
Kesko OYJ, B Shares	51,329	1,317,441
Kobe Bussan Company, Ltd.	23,100	709,747
Koninklijke Ahold Delhaize NV	206,851	5,835,541

The accompanying notes are an integral part of the financial statements.	135

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food and staples retailing (continued)
Lawson, Inc.	9,389	$436,927
Performance Food Group Company (A)	24,318	1,157,780
PriceSmart, Inc.	4,252	387,315
Rite Aid Corp. (A)(B)	10,273	162,622
Seven & i Holdings Company, Ltd.	141,629	5,015,163
SpartanNash Company	6,624	115,324
Sprouts Farmers Market, Inc. (A)	38,095	765,710
Sundrug Company, Ltd.	13,492	539,233
Sysco Corp.	80,127	5,950,231
Tesco PLC	1,840,399	5,807,870
The Andersons, Inc.	5,860	143,629
The Chefs' Warehouse, Inc. (A)	5,692	146,227
The Kroger Company	121,433	3,856,712
Tsuruha Holdings, Inc.	6,998	995,142
United Natural Foods, Inc. (A)	10,147	162,048
Village Super Market, Inc., Class A	2,262	49,900
Walgreens Boots Alliance, Inc.	112,774	4,497,427
Walmart, Inc.	218,998	31,568,562
Weis Markets, Inc.	1,773	84,767
Welcia Holdings Company, Ltd.	17,700	667,686
Wm Morrison Supermarkets PLC	452,546	1,095,028
Woolworths Group, Ltd.	237,363	7,194,576
		124,375,544
Food products – 1.8%
a2 Milk Company, Ltd. (A)	139,485	1,213,167
Ajinomoto Company, Inc.	87,696	1,987,167
Alico, Inc.	1,446	44,855
Archer-Daniels-Midland Company	87,004	4,385,872
Associated British Foods PLC (A)	66,948	2,066,998
B&G Foods, Inc. (B)	11,799	327,186
Barry Callebaut AG	567	1,351,234
Calavo Growers, Inc.	3,106	215,650
Calbee, Inc.	16,400	494,370
Cal-Maine Foods, Inc. (A)	6,669	250,354
Campbell Soup Company	32,429	1,567,942
Chocoladefabriken Lindt & Spruengli AG	19	1,908,375
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	193	1,881,217
Conagra Brands, Inc.	78,245	2,837,164
Danone SA	116,129	7,642,002
Darling Ingredients, Inc. (A)	81,927	4,725,549
Flowers Foods, Inc.	62,991	1,425,486
Fresh Del Monte Produce, Inc.	5,847	140,737
Freshpet, Inc. (A)	7,215	1,024,458
General Mills, Inc.	96,189	5,655,913
Hormel Foods Corp.	44,946	2,094,933
Hostess Brands, Inc. (A)	22,847	334,480
Ingredion, Inc.	21,473	1,689,281
J&J Snack Foods Corp.	2,794	434,104
JDE Peet's NV (A)	14,086	638,946
John B. Sanfilippo & Son, Inc.	1,672	131,854
Kellogg Company	40,648	2,529,525
Kerry Group PLC, Class A	28,675	4,164,855
Kerry Group PLC, Class A (London Stock Exchange)	1,204	173,720
Kikkoman Corp.	27,346	1,903,198
Lamb Weston Holdings, Inc.	23,277	1,832,831
Lancaster Colony Corp.	9,828	1,805,698
Landec Corp. (A)	5,582	60,565
Limoneira Company	3,923	65,318
McCormick & Company, Inc.	39,707	3,795,989
MEIJI Holdings Company, Ltd.	21,500	1,513,164
Mondelez International, Inc., Class A	225,893	13,207,964
Mowi ASA	82,599	1,844,200
Nestle SA	541,403	63,999,934
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
NH Foods, Ltd.	15,441	$680,090
Nisshin Seifun Group, Inc.	37,200	592,586
Nissin Foods Holdings Company, Ltd.	11,875	1,017,871
Orkla ASA	141,141	1,432,925
Pilgrim's Pride Corp. (A)	15,764	309,132
Post Holdings, Inc. (A)	19,686	1,988,483
Sanderson Farms, Inc.	10,146	1,341,301
Seneca Foods Corp., Class A (A)	1,413	56,379
The Hain Celestial Group, Inc. (A)	26,517	1,064,658
The Hershey Company	22,958	3,497,192
The J.M. Smucker Company	18,272	2,112,243
The Kraft Heinz Company	100,935	3,498,407
The Simply Good Foods Company (A)	15,933	499,659
Tootsie Roll Industries, Inc. (B)	8,727	259,192
Toyo Suisan Kaisha, Ltd.	16,650	810,305
TreeHouse Foods, Inc. (A)	18,250	775,443
Tyson Foods, Inc., Class A	45,626	2,940,139
Vital Farms, Inc. (A)	1,935	48,975
WH Group, Ltd. (C)	1,799,500	1,508,974
Wilmar International, Ltd.	361,003	1,271,029
Yakult Honsha Company, Ltd.	24,103	1,215,559
Yamazaki Baking Company, Ltd. (B)	22,790	380,626
		170,667,423
Household products – 1.1%
Central Garden & Pet Company (A)	3,033	117,104
Central Garden & Pet Company, Class A (A)	6,025	218,888
Church & Dwight Company, Inc.	39,614	3,455,529
Colgate-Palmolive Company	135,341	11,573,009
Energizer Holdings, Inc.	18,811	793,448
Essity AB, B Shares	114,366	3,684,777
Henkel AG & Company KGaA	19,529	1,881,825
Kimberly-Clark Corp.	53,696	7,239,832
Lion Corp.	42,200	1,022,285
Oil-Dri Corp. of America	1,393	47,473
Pigeon Corp. (B)	21,700	895,618
Reckitt Benckiser Group PLC	133,656	11,929,367
The Clorox Company	19,734	3,984,689
The Procter & Gamble Company	391,730	54,505,312
Unicharm Corp.	75,800	3,594,890
WD-40 Company	2,530	672,170
		105,616,216
Personal products – 0.8%
Beiersdorf AG	18,942	2,177,565
BellRing Brands, Inc., Class A (A)	7,467	181,523
Coty, Inc., Class A	91,433	641,860
Edgewell Personal Care Company	27,683	957,278
elf Beauty, Inc. (A)	8,515	214,493
Inter Parfums, Inc.	3,351	202,702
Kao Corp.	90,575	6,997,477
Kobayashi Pharmaceutical Company, Ltd.	9,300	1,136,705
Kose Corp.	6,300	1,076,544
Lifevantage Corp. (A)	3,180	29,638
L'Oreal SA	47,295	18,045,501
Medifast, Inc.	2,103	412,903
Nature's Sunshine Products, Inc. (A)	2,200	32,890
Nu Skin Enterprises, Inc., Class A	16,346	892,982
Pola Orbis Holdings, Inc. (B)	17,272	350,735
Shiseido Company, Ltd.	75,160	5,202,892
The Estee Lauder Companies, Inc., Class A	35,752	9,516,825
Unilever PLC	213,583	12,809,356
Unilever PLC (London Stock Exchange)	280,510	16,985,185
USANA Health Sciences, Inc. (A)	2,171	167,384

The accompanying notes are an integral part of the financial statements.	136

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Personal products (continued)
Veru, Inc. (A)	11,259	$97,390
		78,129,828
Tobacco – 0.7%
Altria Group, Inc.	293,455	12,031,655
British American Tobacco PLC	431,135	16,011,004
Imperial Brands PLC	177,851	3,730,350
Japan Tobacco, Inc.	225,466	4,596,609
Philip Morris International, Inc.	245,991	20,365,595
Swedish Match AB	30,481	2,372,054
Turning Point Brands, Inc.	2,256	100,527
Universal Corp.	4,551	221,224
Vector Group, Ltd.	26,065	303,657
		59,732,675
		686,395,641
Energy – 2.4%
Energy equipment and services – 0.2%
Archrock, Inc.	24,105	208,749
Aspen Aerogels, Inc. (A)	4,222	70,465
Baker Hughes Company	109,702	2,287,287
Bristow Group, Inc. (A)	1,234	32,479
Cactus, Inc., Class A	8,874	231,345
ChampionX Corp. (A)	94,573	1,446,967
DMC Global, Inc.	2,771	119,846
Dril-Quip, Inc. (A)	6,488	192,175
Frank's International NV (A)	30,380	83,241
Halliburton Company	140,715	2,659,514
Helix Energy Solutions Group, Inc. (A)	26,740	112,308
Liberty Oilfield Services, Inc., Class A	13,797	142,247
Matrix Service Company (A)	5,553	61,194
Nabors Industries, Ltd.	1,346	78,378
National Energy Services Reunited Corp. (A)	3,838	38,111
National Oilwell Varco, Inc.	62,196	853,951
Newpark Resources, Inc. (A)	18,907	36,301
NexTier Oilfield Solutions, Inc. (A)	30,885	106,244
Oceaneering International, Inc. (A)	18,911	150,342
Oil States International, Inc. (A)	11,972	60,099
Patterson-UTI Energy, Inc.	34,585	181,917
ProPetro Holding Corp. (A)	15,177	112,158
RPC, Inc. (A)	11,302	35,601
Schlumberger NV	218,043	4,759,879
Select Energy Services, Inc., Class A (A)	12,080	49,528
Solaris Oilfield Infrastructure, Inc., Class A	6,348	51,673
TechnipFMC PLC	67,654	635,948
Tenaris SA	88,735	719,085
Tidewater, Inc. (A)	8,037	69,440
Transocean, Ltd. (A)(B)	109,217	252,291
U.S. Silica Holdings, Inc.	14,496	101,762
		15,940,525
Oil, gas and consumable fuels – 2.2%
Ampol, Ltd.	46,925	1,029,001
Antero Midstream Corp.	92,362	712,111
Antero Resources Corp. (A)(B)	45,424	247,561
Apache Corp.	60,462	857,956
Arch Resources, Inc.	2,852	124,832
Berry Corp.	15,424	56,760
Bonanza Creek Energy, Inc. (A)	3,800	73,454
BP PLC	3,807,976	13,140,342
Brigham Minerals, Inc., Class A	8,617	94,701
Cabot Oil & Gas Corp.	63,843	1,039,364
Chevron Corp.	304,496	25,714,687
Cimarex Energy Company	32,637	1,224,214
Clean Energy Fuels Corp. (A)	24,490	192,491
CNX Resources Corp. (A)	114,072	1,231,978
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Concho Resources, Inc.	31,508	$1,838,492
ConocoPhillips	168,485	6,737,715
CONSOL Energy, Inc. (A)	5,405	38,970
Contango Oil & Gas Company (A)	19,840	45,434
CVR Energy, Inc.	5,623	83,783
Delek US Holdings, Inc.	11,803	189,674
Devon Energy Corp.	61,317	969,422
DHT Holdings, Inc.	19,992	104,558
Diamond S Shipping, Inc. (A)	5,479	36,490
Diamondback Energy, Inc.	25,280	1,223,552
Dorian LPG, Ltd. (A)	7,011	85,464
ENEOS Holdings, Inc.	576,711	2,071,374
Energy Fuels, Inc. (A)(B)	25,800	109,908
Eni SpA	478,063	4,990,838
EOG Resources, Inc.	91,398	4,558,018
EQT Corp.	88,060	1,119,243
Equinor ASA	183,658	3,099,500
Equitrans Midstream Corp.	131,303	1,055,676
Exxon Mobil Corp.	668,365	27,550,005
Frontline, Ltd. (B)	21,632	134,551
Galp Energia SGPS SA	94,198	998,159
Golar LNG, Ltd. (A)	17,226	166,059
Green Plains, Inc. (A)	6,521	85,882
Hess Corp.	42,050	2,219,820
HollyFrontier Corp.	23,875	617,169
Idemitsu Kosan Company, Ltd.	36,386	801,106
Inpex Corp.	192,341	1,037,162
International Seaways, Inc.	4,523	73,861
Kinder Morgan, Inc.	305,078	4,170,416
Koninklijke Vopak NV	13,213	693,144
Kosmos Energy, Ltd.	77,431	181,963
Lundin Energy AB (B)	34,925	946,560
Magnolia Oil & Gas Corp., Class A (A)	24,046	169,765
Marathon Oil Corp.	126,446	843,395
Marathon Petroleum Corp.	101,868	4,213,260
Matador Resources Company (A)	20,858	251,547
Murphy Oil Corp.	46,635	564,284
Neste OYJ (B)	79,503	5,772,216
Nordic American Tankers, Ltd. (B)	27,278	80,470
Occidental Petroleum Corp.	134,091	2,321,115
Oil Search, Ltd.	370,946	1,063,107
OMV AG	27,675	1,105,425
ONEOK, Inc.	71,154	2,730,891
Origin Energy, Ltd.	330,966	1,215,098
Overseas Shipholding Group, Inc., Class A (A)	14,323	30,651
Ovintiv, Inc.	48,945	702,850
Par Pacific Holdings, Inc. (A)	7,726	108,009
PBF Energy, Inc., Class A	18,415	130,747
PDC Energy, Inc. (A)	18,848	386,949
Penn Virginia Corp. (A)	3,018	30,633
Phillips 66	68,490	4,790,191
Pioneer Natural Resources Company	25,473	2,901,120
Range Resources Corp. (A)	40,255	269,709
Renewable Energy Group, Inc. (A)	7,086	501,831
Repsol SA	275,069	2,771,077
REX American Resources Corp. (A)	1,058	77,731
Royal Dutch Shell PLC, A Shares	770,724	13,515,717
Royal Dutch Shell PLC, B Shares	696,462	11,804,133
Santos, Ltd.	332,736	1,611,343
Scorpio Tankers, Inc. (B)	9,552	106,887
SFL Corp., Ltd.	18,030	113,228
SM Energy Company	21,821	133,545
Southwestern Energy Company (A)	120,274	358,417
Tellurian, Inc. (A)(B)	36,306	46,472

The accompanying notes are an integral part of the financial statements.	137

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
The Williams Companies, Inc.	189,868	$3,806,853
TOTAL SE	473,650	20,443,775
Uranium Energy Corp. (A)(B)	39,732	69,928
Valero Energy Corp.	63,587	3,597,117
W&T Offshore, Inc. (A)(B)	20,623	44,752
Washington H. Soul Pattinson & Company, Ltd. (B)	20,244	470,914
Woodside Petroleum, Ltd.	179,346	3,146,743
World Fuel Services Corp.	32,140	1,001,482
WPX Energy, Inc. (A)	128,869	1,050,282
		208,127,079
		224,067,604
Financials – 12.5%
Banks – 5.3%
1st Source Corp.	3,101	124,970
ABN AMRO Bank NV (C)	79,491	778,923
ACNB Corp.	1,708	42,700
Allegiance Bancshares, Inc.	3,733	127,407
Altabancorp	2,882	80,465
Amalgamated Bank, Class A	3,216	44,188
Amerant Bancorp, Inc. (A)	3,738	56,818
American National Bankshares, Inc.	2,657	69,640
Ameris Bancorp	12,385	471,497
Ames National Corp.	2,679	64,350
Arrow Financial Corp.	2,306	68,972
Associated Banc-Corp.	49,639	846,345
Atlantic Capital Bancshares, Inc. (A)	4,470	71,162
Atlantic Union Bankshares Corp.	14,427	475,225
Australia & New Zealand Banking Group, Ltd.	532,979	9,352,785
Banc of California, Inc.	8,602	126,535
BancFirst Corp.	3,557	208,796
Banco Bilbao Vizcaya Argentaria SA	1,253,040	6,210,821
Banco Espirito Santo SA (A)	625,609	1,000
Banco Santander SA (A)	3,258,680	10,161,668
BancorpSouth Bank	49,394	1,355,371
Bank First Corp.	1,098	71,172
Bank Hapoalim BM (A)	213,387	1,465,593
Bank Leumi Le-Israel BM	273,025	1,611,600
Bank of America Corp.	1,202,009	36,432,893
Bank of Hawaii Corp.	12,936	991,156
Bank of Marin Bancorp	2,308	79,257
Bank OZK	38,627	1,207,866
BankFinancial Corp.	3,922	34,435
BankUnited, Inc.	16,845	585,869
Bankwell Financial Group, Inc.	1,630	31,867
Banner Corp.	6,550	305,165
Banque Cantonale Vaudoise	5,661	616,192
Bar Harbor Bankshares	2,546	57,514
Barclays PLC	3,259,963	6,539,791
BayCom Corp. (A)	2,960	44,903
BCB Bancorp, Inc.	4,395	48,653
Berkshire Hills Bancorp, Inc.	8,773	150,194
BNP Paribas SA (A)	211,378	11,159,108
BOC Hong Kong Holdings, Ltd.	695,241	2,107,431
Boston Private Financial Holdings, Inc.	15,774	133,290
Bridge Bancorp, Inc.	3,401	82,236
Brookline Bancorp, Inc.	14,790	178,072
Bryn Mawr Bank Corp.	3,984	121,890
Business First Bancshares, Inc.	2,940	59,858
Byline Bancorp, Inc.	4,921	76,029
C&F Financial Corp.	1,057	39,225
Cadence BanCorp	23,011	377,841
CaixaBank SA	674,421	1,733,447
Cambridge Bancorp	1,352	94,302
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Camden National Corp.	3,027	$108,306
Capital Bancorp, Inc. (A)	2,716	37,834
Capstar Financial Holdings, Inc.	3,815	56,271
Carter Bankshares, Inc.	5,398	57,867
Cathay General Bancorp	38,093	1,226,214
CBTX, Inc.	3,551	90,586
Central Pacific Financial Corp.	5,483	104,232
Central Valley Community Bancorp	2,277	33,905
Century Bancorp, Inc., Class A	744	57,556
Chemung Financial Corp.	1,153	39,144
ChoiceOne Financial Services, Inc.	1,629	50,189
CIT Group, Inc.	50,024	1,795,862
Citigroup, Inc.	328,628	20,263,202
Citizens & Northern Corp.	3,503	69,500
Citizens Financial Group, Inc.	65,588	2,345,427
City Holding Company	2,943	204,686
Civista Bancshares, Inc.	3,700	64,861
CNB Financial Corp.	3,270	69,618
Coastal Financial Corp. (A)	2,351	49,371
Columbia Banking System, Inc.	13,266	476,249
Comerica, Inc.	22,271	1,244,058
Commerce Bancshares, Inc.	33,815	2,221,652
Commerzbank AG (A)(B)	188,279	1,216,747
Commonwealth Bank of Australia	332,667	21,144,977
Community Bank System, Inc.	9,650	601,292
Community Bankers Trust Corp.	6,505	43,909
Community Trust Bancorp, Inc.	3,081	114,151
Concordia Financial Group, Ltd.	193,246	681,690
ConnectOne Bancorp, Inc.	7,070	139,915
County Bancorp, Inc.	1,591	35,129
Credit Agricole SA (A)	216,837	2,741,236
CrossFirst Bankshares, Inc. (A)	9,694	104,211
Cullen/Frost Bankers, Inc.	18,024	1,572,234
Customers Bancorp, Inc. (A)	5,351	97,281
CVB Financial Corp.	23,696	462,072
Danske Bank A/S (A)	129,621	2,142,299
DBS Group Holdings, Ltd.	337,283	6,391,759
Dime Community Bancshares, Inc.	5,682	89,605
DNB ASA	178,183	3,491,604
Eagle Bancorp Montana, Inc.	1,987	42,164
Eagle Bancorp, Inc.	6,062	250,361
East West Bancorp, Inc.	45,381	2,301,271
Eastern Bankshares, Inc. (A)	28,828	470,185
Enterprise Financial Services Corp.	4,515	157,799
Equity Bancshares, Inc., Class A (A)	3,249	70,146
Erste Group Bank AG	52,499	1,599,262
Esquire Financial Holdings, Inc. (A)	2,141	41,086
Evans Bancorp, Inc.	1,487	40,952
Farmers & Merchants Bancorp, Inc.	1,570	36,110
Farmers National Banc Corp.	4,801	63,709
FB Financial Corp.	5,809	201,747
Fidelity D&D Bancorp, Inc.	741	47,691
Fifth Third Bancorp	110,479	3,045,906
Financial Institutions, Inc.	3,375	75,938
FinecoBank Banca Fineco SpA (A)(B)	114,547	1,889,111
First Bancorp (North Carolina)	5,387	182,242
First Bancorp (Puerto Rico)	40,052	369,279
First Busey Corp.	9,394	202,441
First Capital, Inc. (B)	595	36,033
First Choice Bancorp	2,751	50,866
First Commonwealth Financial Corp.	18,223	199,360
First Community Bankshares, Inc.	3,086	66,596
First Community Corp.	2,212	37,582
First Financial Bancorp	18,154	318,240
First Financial Bankshares, Inc.	69,491	2,513,837

The accompanying notes are an integral part of the financial statements.	138

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
First Financial Corp.	2,738	$106,371
First Foundation, Inc.	7,551	151,020
First Horizon Corp.	178,704	2,280,263
First Internet Bancorp	2,052	58,974
First Interstate BancSystem, Inc., Class A	7,601	309,893
First Merchants Corp.	9,989	373,688
First Mid Bancshares, Inc.	2,587	87,078
First Midwest Bancorp, Inc.	21,376	340,306
First Republic Bank	27,570	4,050,860
Flushing Financial Corp.	5,388	89,656
FNB Corp.	102,895	977,503
Fukuoka Financial Group, Inc.	32,320	576,102
Fulton Financial Corp.	81,515	1,036,871
German American Bancorp, Inc.	3,752	124,154
Glacier Bancorp, Inc.	48,368	2,225,412
Great Southern Bancorp, Inc.	2,172	106,211
Great Western Bancorp, Inc.	10,689	223,400
Guaranty Bancshares, Inc.	1,903	56,995
Hancock Whitney Corp.	43,803	1,490,178
Hang Seng Bank, Ltd.	143,690	2,479,808
Hanmi Financial Corp.	6,567	74,470
HarborOne Bancorp, Inc.	10,574	114,834
HBT Financial, Inc.	2,619	39,678
Heartland Financial USA, Inc.	6,542	264,101
Heritage Commerce Corp.	11,849	105,101
Heritage Financial Corp.	6,910	161,625
Hilltop Holdings, Inc.	13,254	364,618
Home BancShares, Inc.	77,208	1,504,012
HomeTrust Bancshares, Inc.	3,611	69,728
Hope Bancorp, Inc.	22,062	240,696
Horizon Bancorp, Inc.	8,287	131,432
Howard Bancorp, Inc. (A)	2,868	33,871
HSBC Holdings PLC	3,827,409	19,769,483
Huntington Bancshares, Inc.	162,958	2,058,160
Independent Bank Corp. (Massachusetts)	6,088	444,668
Independent Bank Corp. (Michigan)	4,467	82,505
Independent Bank Group, Inc.	6,895	431,075
ING Groep NV (A)	733,013	6,815,437
International Bancshares Corp.	27,781	1,040,121
Intesa Sanpaolo SpA (A)	3,107,601	7,345,489
Investar Holding Corp.	2,770	45,816
Investors Bancorp, Inc.	41,784	441,239
Israel Discount Bank, Ltd., Class A	218,735	844,549
Japan Post Bank Company, Ltd.	76,100	625,513
JPMorgan Chase & Co.	481,421	61,174,166
KBC Group NV (A)	46,950	3,285,615
KeyCorp	150,098	2,463,108
Lakeland Bancorp, Inc.	9,509	120,764
Lakeland Financial Corp.	4,567	244,700
LCNB Corp.	2,421	35,564
Level One Bancorp, Inc.	1,632	33,015
Live Oak Bancshares, Inc.	5,236	248,501
Lloyds Banking Group PLC (A)	13,302,631	6,632,133
M&T Bank Corp.	20,548	2,615,760
Macatawa Bank Corp.	7,674	64,231
MainStreet Bancshares, Inc. (A)	2,253	38,098
Mediobanca Banca di Credito Finanziario SpA (A)	116,707	1,080,337
Mercantile Bank Corp.	3,360	91,291
Meridian Corp.	1,816	37,773
Metrocity Bankshares, Inc. (B)	2,890	41,674
Metropolitan Bank Holding Corp. (A)	1,630	59,120
Middlefield Banc Corp.	1,274	28,665
Midland States Bancorp, Inc.	4,433	79,218
MidWestOne Financial Group, Inc.	3,245	79,503
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Mitsubishi UFJ Financial Group, Inc.	2,297,168	$10,170,982
Mizrahi Tefahot Bank, Ltd.	26,359	611,463
Mizuho Financial Group, Inc.	453,350	5,753,999
MVB Financial Corp.	2,312	52,436
National Australia Bank, Ltd.	618,279	10,778,975
National Bank Holdings Corp., Class A	5,525	180,999
National Bankshares, Inc.	1,772	55,481
Natwest Group PLC (A)	911,424	2,083,501
NBT Bancorp, Inc.	8,078	259,304
Nicolet Bankshares, Inc. (A)	1,865	123,743
Nordea Bank ABP	608,862	4,989,861
Northeast Bank	1,965	44,252
Northrim BanCorp, Inc.	1,675	56,866
OceanFirst Financial Corp.	11,263	209,830
OFG Bancorp	9,514	176,390
Old National Bancorp	29,877	494,763
Old Second Bancorp, Inc.	6,583	66,488
Origin Bancorp, Inc.	4,334	120,355
Oversea-Chinese Banking Corp., Ltd.	621,324	4,734,792
Pacific Premier Bancorp, Inc.	15,008	470,201
PacWest Bancorp	37,710	957,834
Park National Corp.	2,685	281,952
Parke Bancorp, Inc.	2,909	45,380
Peapack-Gladstone Financial Corp.	3,782	86,078
Penns Woods Bancorp, Inc.	1,144	29,755
Peoples Bancorp, Inc.	3,816	103,375
Peoples Financial Services Corp.	1,131	41,576
People's United Financial, Inc.	68,038	879,731
Pinnacle Financial Partners, Inc.	24,290	1,564,276
Preferred Bank	2,681	135,310
Premier Financial Bancorp, Inc.	3,388	45,027
Professional Holding Corp., Class A (A)	2,239	34,548
Prosperity Bancshares, Inc.	29,662	2,057,356
QCR Holdings, Inc.	2,962	117,266
Raiffeisen Bank International AG (A)	27,814	565,226
RBB Bancorp	4,011	61,689
Red River Bancshares, Inc.	887	43,951
Regions Financial Corp.	153,800	2,479,256
Reliant Bancorp, Inc.	3,068	57,126
Renasant Corp.	10,162	342,256
Republic Bancorp, Inc., Class A	1,617	58,325
Republic First Bancorp, Inc. (A)	12,091	34,459
Resona Holdings, Inc.	389,446	1,363,360
Richmond Mutual Bancorporation, Inc.	2,626	35,871
S&T Bancorp, Inc.	7,299	181,307
Sandy Spring Bancorp, Inc.	8,503	273,712
SB Financial Group, Inc.	1,982	36,231
Seacoast Banking Corp. of Florida (A)	9,648	284,134
ServisFirst Bancshares, Inc.	9,003	362,731
Shinsei Bank, Ltd.	29,166	360,312
Shore Bancshares, Inc.	3,216	46,954
Sierra Bancorp	3,200	76,544
Signature Bank	17,199	2,326,853
Silvergate Capital Corp., Class A (A)	2,956	219,660
Simmons First National Corp., Class A	19,898	429,598
Skandinaviska Enskilda Banken AB, A Shares (A)	305,845	3,149,434
SmartFinancial, Inc.	3,336	60,515
Societe Generale SA (A)	152,349	3,167,123
South Plains Financial, Inc.	2,430	46,049
South State Corp.	12,917	933,899
Southern First Bancshares, Inc. (A)	1,913	67,625
Southern National Bancorp of Virginia, Inc.	4,836	58,564
Southside Bancshares, Inc.	5,933	184,101

The accompanying notes are an integral part of the financial statements.	139

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Spirit of Texas Bancshares, Inc.	3,268	$54,902
Standard Chartered PLC (A)	504,147	3,201,305
Sterling Bancorp	62,080	1,116,198
Stock Yards Bancorp, Inc.	3,874	156,820
Sumitomo Mitsui Financial Group, Inc.	245,258	7,602,544
Sumitomo Mitsui Trust Holdings, Inc.	63,483	1,958,749
Summit Financial Group, Inc.	1,877	41,444
SVB Financial Group (A)	8,291	3,215,499
Svenska Handelsbanken AB, A Shares (A)(B)	292,372	2,947,118
Swedbank AB, A Shares (A)	170,182	2,985,058
Synovus Financial Corp.	47,581	1,540,197
TCF Financial Corp.	49,170	1,820,273
Texas Capital Bancshares, Inc. (A)	25,645	1,525,878
The Bancorp, Inc. (A)	9,823	134,084
The Bank of East Asia, Ltd.	246,399	527,114
The Bank of Kyoto, Ltd.	10,714	558,610
The Bank of NT Butterfield & Son, Ltd.	9,225	287,451
The Chiba Bank, Ltd.	99,564	549,421
The First Bancshares, Inc.	4,063	125,465
The First of Long Island Corp.	4,854	86,644
The PNC Financial Services Group, Inc.	66,773	9,949,177
The Shizuoka Bank, Ltd.	78,308	574,805
Tompkins Financial Corp.	2,687	189,702
Towne Bank	12,390	290,917
TriCo Bancshares	4,971	175,377
TriState Capital Holdings, Inc. (A)	5,490	95,526
Triumph Bancorp, Inc. (A)	4,258	206,726
Truist Financial Corp.	212,325	10,176,737
Trustmark Corp.	32,121	877,225
U.S. Bancorp	216,232	10,074,249
UMB Financial Corp.	21,936	1,513,365
Umpqua Holdings Corp.	71,130	1,076,908
UniCredit SpA (A)	399,409	3,742,221
United Bankshares, Inc.	64,231	2,081,084
United Community Banks, Inc.	14,418	410,048
United Overseas Bank, Ltd.	221,039	3,767,479
Unity Bancorp, Inc.	2,260	39,663
Univest Financial Corp.	5,765	118,644
Valley National Bancorp	202,552	1,974,882
Veritex Holdings, Inc.	8,942	229,452
Washington Trust Bancorp, Inc.	3,315	148,512
Webster Financial Corp.	28,828	1,215,100
Wells Fargo & Company	652,263	19,685,297
WesBanco, Inc.	12,016	359,999
West Bancorporation, Inc.	3,792	73,186
Westamerica Bancorporation	4,973	274,957
Westpac Banking Corp.	678,713	10,100,144
Wintrust Financial Corp.	18,605	1,136,579
Zions Bancorp NA	26,266	1,140,995
		499,124,042
Capital markets – 2.6%
3i Group PLC	182,868	2,892,409
Affiliated Managers Group, Inc.	14,576	1,482,379
Ameriprise Financial, Inc.	18,624	3,619,202
Amundi SA (A)(C)	11,397	928,877
Artisan Partners Asset Management, Inc., Class A	10,225	514,727
Assetmark Financial Holdings, Inc. (A)	3,156	76,375
ASX, Ltd.	36,381	2,019,037
B Riley Financial, Inc.	3,574	158,042
BGC Partners, Inc., Class A	56,745	226,980
BlackRock, Inc.	22,443	16,193,522
Blucora, Inc. (A)	9,215	146,611
Brightsphere Investment Group, Inc.	11,358	218,982
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Cboe Global Markets, Inc.	17,421	$1,622,244
CME Group, Inc.	56,720	10,325,876
Cohen & Steers, Inc.	4,556	338,511
Cowen, Inc., Class A	4,973	129,248
Credit Suisse Group AG	459,985	5,938,806
Daiwa Securities Group, Inc.	271,408	1,236,218
Deutsche Bank AG (A)	368,974	4,058,339
Deutsche Boerse AG	35,705	6,079,572
Diamond Hill Investment Group, Inc.	628	93,742
Donnelley Financial Solutions, Inc. (A)	5,608	95,168
Eaton Vance Corp.	36,678	2,491,537
Ellington Financial, Inc.	7,618	113,051
EQT AB (B)	44,772	1,136,477
Evercore, Inc., Class A	13,111	1,437,490
FactSet Research Systems, Inc.	12,218	4,062,485
Federated Hermes, Inc.	47,982	1,386,200
Focus Financial Partners, Inc., Class A (A)	5,904	256,824
Franklin Resources, Inc.	42,847	1,070,747
Greenhill & Company, Inc.	3,005	36,481
Hamilton Lane, Inc., Class A	5,832	455,188
Hargreaves Lansdown PLC	62,394	1,299,173
Hong Kong Exchanges & Clearing, Ltd.	226,371	12,416,833
Houlihan Lokey, Inc.	9,486	637,744
Interactive Brokers Group, Inc., Class A	25,964	1,581,727
Intercontinental Exchange, Inc.	88,680	10,223,917
Invesco, Ltd.	60,310	1,051,203
Janus Henderson Group PLC	47,796	1,553,848
Japan Exchange Group, Inc.	95,800	2,447,862
Julius Baer Group, Ltd.	42,059	2,423,082
London Stock Exchange Group PLC	59,440	7,337,066
Macquarie Group, Ltd.	64,538	6,888,746
Magellan Financial Group, Ltd.	24,157	1,000,543
MarketAxess Holdings, Inc.	5,907	3,370,298
Moelis & Company, Class A	9,851	460,633
Moody's Corp.	25,481	7,395,605
Morgan Stanley	225,761	15,471,401
MSCI, Inc.	13,068	5,835,254
Nasdaq, Inc.	18,418	2,444,805
Natixis SA (A)	177,923	609,656
Nomura Holdings, Inc.	590,913	3,124,197
Northern Trust Corp.	33,334	3,104,729
Oppenheimer Holdings, Inc., Class A	1,846	58,020
Partners Group Holding AG	3,512	4,126,745
Piper Sandler Companies	3,230	325,907
PJT Partners, Inc., Class A	4,373	329,068
Raymond James Financial, Inc.	19,554	1,870,731
S&P Global, Inc.	38,022	12,498,972
Safeguard Scientifics, Inc. (A)	6,418	40,947
SBI Holdings, Inc.	44,490	1,058,380
Schroders PLC	23,361	1,065,168
Sculptor Capital Management, Inc.	3,738	56,818
SEI Investments Company	38,567	2,216,445
Silvercrest Asset Management Group, Inc., Class A	2,679	37,211
Singapore Exchange, Ltd.	151,048	1,060,961
St. James's Place PLC	100,888	1,561,149
Standard Life Aberdeen PLC	421,419	1,615,301
State Street Corp.	55,064	4,007,558
StepStone Group, Inc., Class A (A)	3,581	142,524
Stifel Financial Corp.	51,683	2,607,924
StoneX Group, Inc. (A)	3,024	175,090
T. Rowe Price Group, Inc.	35,705	5,405,380
The Bank of New York Mellon Corp.	128,115	5,437,201
The Charles Schwab Corp.	235,347	12,482,805
The Goldman Sachs Group, Inc.	54,345	14,331,320

The accompanying notes are an integral part of the financial statements.	140

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
UBS Group AG	688,942	$9,700,187
Virtus Investment Partners, Inc.	1,366	296,422
Waddell & Reed Financial, Inc., Class A	11,523	293,491
WisdomTree Investments, Inc.	26,709	142,893
		244,464,287
Consumer finance – 0.4%
Acom Company, Ltd.	75,010	320,274
American Express Company	102,972	12,450,345
Capital One Financial Corp.	72,093	7,126,393
Curo Group Holdings Corp.	3,775	54,096
Discover Financial Services	47,944	4,340,370
Encore Capital Group, Inc. (A)	5,769	224,703
Enova International, Inc. (A)	6,426	159,172
EZCORP, Inc., Class A (A)	10,139	48,566
FirstCash, Inc.	20,994	1,470,420
Green Dot Corp., Class A (A)	9,500	530,100
LendingClub Corp. (A)	13,459	142,127
LendingTree, Inc. (A)	3,499	957,991
Navient Corp.	93,611	919,260
Nelnet, Inc., Class A	3,182	226,686
Oportun Financial Corp. (A)	3,800	73,606
PRA Group, Inc. (A)	8,440	334,730
PROG Holdings, Inc. (A)	34,166	1,840,522
Regional Management Corp.	1,733	51,747
SLM Corp.	120,129	1,488,398
Synchrony Financial	83,977	2,914,842
World Acceptance Corp. (A)(B)	843	86,171
		35,760,519
Diversified financial services – 1.0%
Alerus Financial Corp.	2,684	73,461
A-Mark Precious Metals, Inc.	1,024	26,266
AMP, Ltd.	645,813	776,088
Banco Latinoamericano de Comercio Exterior SA, Class E	5,868	92,890
Berkshire Hathaway, Inc., Class B (A)	307,403	71,277,534
Cannae Holdings, Inc. (A)	15,986	707,700
Eurazeo SE (A)	7,388	502,013
EXOR NV	20,380	1,655,408
Groupe Bruxelles Lambert SA	21,226	2,139,454
Industrivarden AB, A Shares (A)	20,085	669,176
Industrivarden AB, C Shares (A)	30,004	969,797
Investor AB, B Shares	85,595	6,229,889
Jefferies Financial Group, Inc.	66,486	1,635,556
Kinnevik AB, B Shares (A)	45,461	2,283,805
L E Lundbergforetagen AB, B Shares (A)(B)	14,282	766,212
M&G PLC	488,582	1,318,767
Mitsubishi UFJ Lease & Finance Company, Ltd.	75,796	363,964
NewStar Financial, Inc. (A)(D)	6,344	645
ORIX Corp.	246,883	3,798,076
Sofina SA	2,896	979,648
Tokyo Century Corp.	8,100	642,808
Wendel SE (B)	5,038	601,235
		97,510,392
Insurance – 3.0%
Admiral Group PLC	35,917	1,420,225
Aegon NV	336,266	1,341,320
Aflac, Inc.	103,190	4,588,859
Ageas SA/NV	32,905	1,747,489
AIA Group, Ltd.	2,272,135	27,688,507
Alleghany Corp.	4,601	2,777,578
Allianz SE	78,396	19,259,768
Ambac Financial Group, Inc. (A)	8,743	134,467
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
American Equity Investment Life Holding Company	16,810	$464,965
American Financial Group, Inc.	22,620	1,981,964
American International Group, Inc.	135,418	5,126,925
AMERISAFE, Inc.	3,648	209,505
Aon PLC, Class A	36,111	7,629,171
Argo Group International Holdings, Ltd.	6,118	267,357
Arthur J. Gallagher & Company	30,674	3,794,681
Assicurazioni Generali SpA	207,320	3,629,840
Assurant, Inc.	9,554	1,301,446
Aviva PLC	738,106	3,283,120
AXA SA	363,475	8,716,980
Baloise Holding AG	8,712	1,547,879
Brighthouse Financial, Inc. (A)	28,746	1,040,749
Brown & Brown, Inc.	75,818	3,594,531
BRP Group, Inc., Class A (A)	7,916	237,243
Chubb, Ltd.	71,261	10,968,493
Cincinnati Financial Corp.	23,962	2,093,560
Citizens, Inc. (A)(B)	8,536	48,911
CNO Financial Group, Inc.	70,438	1,565,837
CNP Assurances (A)	32,258	524,097
Dai-ichi Life Holdings, Inc.	202,737	3,054,313
Direct Line Insurance Group PLC	256,430	1,121,550
Donegal Group, Inc., Class A	2,812	39,565
eHealth, Inc. (A)	4,773	337,022
Employers Holdings, Inc.	5,428	174,727
Enstar Group, Ltd. (A)	2,208	452,397
Everest Re Group, Ltd.	6,402	1,498,644
FBL Financial Group, Inc., Class A	1,878	98,614
First American Financial Corp.	35,775	1,847,063
Genworth Financial, Inc., Class A (A)	257,162	972,072
Gjensidige Forsikring ASA	37,584	838,850
Globe Life, Inc.	14,645	1,390,689
Goosehead Insurance, Inc., Class A	2,447	305,288
Greenlight Capital Re, Ltd., Class A (A)	7,145	52,230
Hannover Rueck SE	11,331	1,805,666
HCI Group, Inc.	1,217	63,649
Heritage Insurance Holdings, Inc.	5,200	52,676
Horace Mann Educators Corp.	7,754	325,978
Insurance Australia Group, Ltd.	434,292	1,576,076
Investors Title Company	284	43,452
James River Group Holdings, Ltd.	5,548	272,684
Japan Post Holdings Company, Ltd.	296,000	2,305,585
Japan Post Insurance Company, Ltd.	42,300	867,324
Kemper Corp.	19,835	1,523,923
Kinsale Capital Group, Inc.	10,813	2,164,006
Legal & General Group PLC	1,121,286	4,086,431
Lincoln National Corp.	29,097	1,463,870
Loews Corp.	35,965	1,619,144
Marsh & McLennan Companies, Inc.	80,093	9,370,881
MBIA, Inc. (A)	10,973	72,202
Medibank Pvt., Ltd.	517,523	1,198,656
Mercury General Corp.	8,582	448,066
MetLife, Inc.	120,815	5,672,264
MS&AD Insurance Group Holdings, Inc.	83,651	2,545,085
Muenchener Rueckversicherungs-Gesellschaft AG	26,328	7,822,739
National General Holdings Corp.	12,611	431,044
National Western Life Group, Inc., Class A	503	103,839
NN Group NV	54,167	2,341,651
Old Republic International Corp.	90,642	1,786,554
Palomar Holdings, Inc. (A)	3,797	337,325
Phoenix Group Holdings PLC	103,265	989,588
Poste Italiane SpA (C)	98,177	1,004,229
Primerica, Inc.	12,637	1,692,473

The accompanying notes are an integral part of the financial statements.	141

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Principal Financial Group, Inc.	40,895	$2,028,801
ProAssurance Corp.	10,281	182,899
Prudential Financial, Inc.	62,011	4,841,199
Prudential PLC	490,262	9,014,919
QBE Insurance Group, Ltd.	276,095	1,799,704
Reinsurance Group of America, Inc.	21,835	2,530,677
RenaissanceRe Holdings, Ltd.	16,350	2,711,157
RLI Corp.	20,117	2,095,186
RSA Insurance Group PLC	194,416	1,802,015
Safety Insurance Group, Inc.	2,758	214,848
Sampo OYJ, A Shares	88,517	3,784,416
SCOR SE (A)	29,796	966,479
Selective Insurance Group, Inc.	30,276	2,027,886
Selectquote, Inc. (A)	5,783	119,997
Sompo Holdings, Inc.	63,091	2,557,887
State Auto Financial Corp.	3,621	64,237
Stewart Information Services Corp.	4,865	235,271
Suncorp Group, Ltd.	240,470	1,809,651
Swiss Life Holding AG	5,715	2,665,878
Swiss Re AG	53,698	5,059,059
T&D Holdings, Inc.	101,125	1,196,192
The Allstate Corp.	47,958	5,272,023
The Hanover Insurance Group, Inc.	11,984	1,401,169
The Hartford Financial Services Group, Inc.	57,376	2,810,276
The Progressive Corp.	92,453	9,141,753
The Travelers Companies, Inc.	39,840	5,592,341
Third Point Reinsurance, Ltd. (A)	15,083	143,590
Tiptree, Inc.	7,098	35,632
Tokio Marine Holdings, Inc.	118,685	6,114,836
Trean Insurance Group, Inc. (A)	2,397	31,401
Trupanion, Inc. (A)	5,596	669,897
Tryg A/S	22,712	714,319
United Fire Group, Inc.	4,156	104,316
Universal Insurance Holdings, Inc.	5,319	80,370
Unum Group	32,604	747,936
W.R. Berkley Corp.	22,525	1,496,111
Watford Holdings, Ltd. (A)	3,207	110,962
Willis Towers Watson PLC	20,176	4,250,680
Zurich Insurance Group AG	28,275	11,915,676
		281,497,197
Mortgage real estate investment trusts – 0.1%
Anworth Mortgage Asset Corp.	22,073	59,818
Apollo Commercial Real Estate Finance, Inc.	26,401	294,899
Arbor Realty Trust, Inc.	20,774	294,575
Ares Commercial Real Estate Corp.	5,881	70,043
ARMOUR Residential REIT, Inc.	11,925	128,671
Blackstone Mortgage Trust, Inc., Class A	25,322	697,115
Broadmark Realty Capital, Inc.	23,601	240,730
Capstead Mortgage Corp.	17,950	104,290
Cherry Hill Mortgage Investment Corp.	3,813	34,851
Chimera Investment Corp.	35,199	360,790
Colony Credit Real Estate, Inc.	15,955	119,663
Dynex Capital, Inc.	4,133	73,567
Ellington Residential Mortgage REIT	2,618	34,139
Granite Point Mortgage Trust, Inc.	10,207	101,968
Great Ajax Corp.	4,861	50,846
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	13,472	854,529
Invesco Mortgage Capital, Inc.	34,790	117,590
KKR Real Estate Finance Trust, Inc.	4,875	87,360
Ladder Capital Corp.	19,656	192,236
MFA Financial, Inc.	84,735	329,619
New York Mortgage Trust, Inc.	70,564	260,381
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mortgage real estate investment trusts (continued)
Orchid Island Capital, Inc.	13,843	$72,260
PennyMac Mortgage Investment Trust	18,247	320,965
Ready Capital Corp.	7,870	97,982
Redwood Trust, Inc.	21,443	188,270
TPG RE Finance Trust, Inc.	11,185	118,785
Two Harbors Investment Corp.	50,974	324,704
Western Asset Mortgage Capital Corp.	12,223	39,847
		5,670,493
Thrifts and mortgage finance – 0.1%
Axos Financial, Inc. (A)	10,546	395,791
Bridgewater Bancshares, Inc. (A)	5,163	64,486
Capitol Federal Financial, Inc.	23,930	299,125
Columbia Financial, Inc. (A)	9,025	140,429
ESSA Bancorp, Inc.	2,631	39,465
Essent Group, Ltd.	56,406	2,436,739
Federal Agricultural Mortgage Corp., Class C	1,701	126,299
Flagstar Bancorp, Inc.	8,687	354,082
FS Bancorp, Inc.	979	53,649
Home Bancorp, Inc.	1,554	43,496
HomeStreet, Inc.	4,292	144,855
Kearny Financial Corp.	15,535	164,050
Merchants Bancorp	1,697	46,888
Meridian Bancorp, Inc.	9,145	136,352
Meta Financial Group, Inc.	6,256	228,719
MGIC Investment Corp.	108,325	1,359,479
Mr. Cooper Group, Inc. (A)	14,077	436,809
New York Community Bancorp, Inc.	148,567	1,567,382
NMI Holdings, Inc., Class A (A)	15,353	347,745
Northfield Bancorp, Inc.	9,652	119,009
Northwest Bancshares, Inc.	21,807	277,821
PCSB Financial Corp.	3,733	59,504
PennyMac Financial Services, Inc.	7,843	514,658
Premier Financial Corp.	7,145	164,335
Provident Bancorp, Inc.	4,584	55,008
Provident Financial Services, Inc.	13,362	239,982
Radian Group, Inc.	35,286	714,542
Southern Missouri Bancorp, Inc.	1,780	54,183
Standard AVB Financial Corp.	1,054	34,350
Territorial Bancorp, Inc.	2,464	59,210
The Hingham Institution for Savings	290	62,640
Timberland Bancorp, Inc.	1,934	46,919
TrustCo Bank Corp.	18,961	126,470
Walker & Dunlop, Inc.	5,263	484,301
Washington Federal, Inc.	38,353	987,206
Waterstone Financial, Inc.	4,992	93,949
Western New England Bancorp, Inc.	7,050	48,575
WSFS Financial Corp.	9,302	417,474
		12,945,976
		1,176,972,906
Health care – 13.0%
Biotechnology – 2.0%
89bio, Inc. (A)	1,665	40,576
AbbVie, Inc.	278,800	29,873,420
Achillion Pharmaceuticals, Inc. (A)(D)	23,194	34,680
ADMA Biologics, Inc. (A)(B)	15,161	29,564
Aduro Biotech, Inc. (A)(D)	2,435	7,305
Adverum Biotechnologies, Inc. (A)	16,709	181,126
Aeglea BioTherapeutics, Inc. (A)	9,145	71,971
Affimed NV (A)	16,254	94,598
Agenus, Inc. (A)	30,435	96,783
Akebia Therapeutics, Inc. (A)	27,960	78,288
Akero Therapeutics, Inc. (A)	2,605	67,209
Akouos, Inc. (A)(B)	2,839	56,297

The accompanying notes are an integral part of the financial statements.	142

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Albireo Pharma, Inc. (A)	3,262	$122,358
Alder Biopharmaceuticals, Inc. (A)(D)	13,115	19,785
Alector, Inc. (A)	8,846	133,840
Alexion Pharmaceuticals, Inc. (A)	34,485	5,387,936
Aligos Therapeutics, Inc. (A)(B)	1,997	55,217
Allakos, Inc. (A)	4,862	680,680
Allogene Therapeutics, Inc. (A)	10,088	254,621
Allovir, Inc. (A)(B)	3,361	129,197
ALX Oncology Holdings, Inc. (A)(B)	1,801	155,246
Amgen, Inc.	91,975	21,146,892
Amicus Therapeutics, Inc. (A)	47,629	1,099,754
AnaptysBio, Inc. (A)	4,089	87,914
Anavex Life Sciences Corp. (A)(B)	10,538	56,905
Anika Therapeutics, Inc. (A)	2,673	120,980
Annexon, Inc. (A)	2,985	74,715
Apellis Pharmaceuticals, Inc. (A)	11,244	643,157
Applied Molecular Transport, Inc. (A)(B)	2,382	73,294
Applied Therapeutics, Inc. (A)	2,657	58,481
Aprea Therapeutics, Inc. (A)	1,525	7,503
Arcturus Therapeutics Holdings, Inc. (A)(B)	4,086	177,251
Arcus Biosciences, Inc. (A)	7,890	204,824
Arcutis Biotherapeutics, Inc. (A)	3,893	109,510
Ardelyx, Inc. (A)	14,464	93,582
Arena Pharmaceuticals, Inc. (A)	10,857	834,143
Argenx SE (A)	8,392	2,472,962
Arrowhead Pharmaceuticals, Inc. (A)	51,695	3,966,557
Assembly Biosciences, Inc. (A)	6,484	39,228
Atara Biotherapeutics, Inc. (A)	14,107	276,920
Athenex, Inc. (A)	13,305	147,153
Athersys, Inc. (A)(B)	35,221	61,637
Atreca, Inc., Class A (A)	5,812	93,864
Avid Bioservices, Inc. (A)	10,849	125,197
Avidity Biosciences, Inc. (A)	3,185	81,281
Avrobio, Inc. (A)	6,091	84,909
Beam Therapeutics, Inc. (A)(B)	7,401	604,218
Beyondspring, Inc. (A)	3,211	39,174
BioCryst Pharmaceuticals, Inc. (A)(B)	33,466	249,322
Biogen, Inc. (A)	24,280	5,945,201
Biohaven Pharmaceutical Holding Company, Ltd. (A)	8,972	768,990
Bioxcel Therapeutics, Inc. (A)	2,417	111,665
Black Diamond Therapeutics, Inc. (A)	3,427	109,835
Blueprint Medicines Corp. (A)	10,284	1,153,351
BrainStorm Cell Therapeutics, Inc. (A)	5,984	27,078
Bridgebio Pharma, Inc. (A)	13,576	965,389
C4 Therapeutics, Inc. (A)(B)	2,000	66,260
Cabaletta Bio, Inc. (A)	2,871	35,830
Calithera Biosciences, Inc. (A)	13,303	65,318
CareDx, Inc. (A)	8,934	647,268
CASI Pharmaceuticals, Inc. (A)	14,045	41,433
Catalyst Biosciences, Inc. (A)	5,025	31,708
Catalyst Pharmaceuticals, Inc. (A)	18,808	62,819
Cellular Biomedicine Group, Inc. (A)	2,730	50,177
CEL-SCI Corp. (A)(B)	6,438	75,067
Checkpoint Therapeutics, Inc. (A)	11,664	30,910
ChemoCentryx, Inc. (A)	9,243	572,327
Chimerix, Inc. (A)	10,777	52,053
Chinook Therapeutics, Inc. (A)	2,723	43,187
Clovis Oncology, Inc. (A)(B)	15,905	76,344
Coherus Biosciences, Inc. (A)	10,867	188,868
Concert Pharmaceuticals, Inc. (A)	6,291	79,518
Constellation Pharmaceuticals, Inc. (A)	5,801	167,069
ContraFect Corp. (A)	6,257	31,598
Corbus Pharmaceuticals Holdings, Inc. (A)	17,141	21,426
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Cortexyme, Inc. (A)(B)	2,965	$82,368
Crinetics Pharmaceuticals, Inc. (A)	5,479	77,309
CSL, Ltd.	85,390	18,657,074
Cue Biopharma, Inc. (A)	5,986	74,885
Cytokinetics, Inc. (A)	12,544	260,664
CytomX Therapeutics, Inc. (A)	9,524	62,382
Deciphera Pharmaceuticals, Inc. (A)	7,083	404,227
Denali Therapeutics, Inc. (A)	11,679	978,233
DermTech, Inc. (A)	2,138	69,357
Dicerna Pharmaceuticals, Inc. (A)	12,408	273,348
Dynavax Technologies Corp. (A)(B)	20,224	89,997
Dyne Therapeutics, Inc. (A)	2,737	57,477
Eagle Pharmaceuticals, Inc. (A)	2,066	96,214
Editas Medicine, Inc. (A)	11,724	821,970
Eidos Therapeutics, Inc. (A)	2,050	269,739
Eiger BioPharmaceuticals, Inc. (A)	6,310	77,550
Emergent BioSolutions, Inc. (A)	22,845	2,046,912
Enanta Pharmaceuticals, Inc. (A)	3,656	153,918
Epizyme, Inc. (A)	16,862	183,121
Esperion Therapeutics, Inc. (A)(B)	4,920	127,920
Evelo Biosciences, Inc. (A)	4,439	53,668
Exelixis, Inc. (A)	99,804	2,003,066
Fate Therapeutics, Inc. (A)	13,315	1,210,733
Fennec Pharmaceuticals, Inc. (A)	5,389	40,148
FibroGen, Inc. (A)	15,733	583,537
Five Prime Therapeutics, Inc. (A)	5,864	99,747
Flexion Therapeutics, Inc. (A)(B)	8,468	97,721
Foghorn Therapeutics, Inc. (A)	1,414	28,662
Forma Therapeutics Holdings, Inc. (A)	3,203	111,785
Fortress Biotech, Inc. (A)	14,987	47,509
Frequency Therapeutics, Inc. (A)(B)	4,741	167,168
G1 Therapeutics, Inc. (A)	6,488	116,719
Galapagos NV (A)	7,971	788,924
Generation Bio Company (A)	2,314	65,602
Genmab A/S (A)	12,292	4,984,331
Geron Corp. (A)(B)	55,347	88,002
Gilead Sciences, Inc.	197,975	11,534,024
GlycoMimetics, Inc. (A)	8,242	30,990
Gossamer Bio, Inc. (A)	11,036	106,718
Grifols SA (B)	56,054	1,636,578
Halozyme Therapeutics, Inc. (A)	65,564	2,800,238
Harpoon Therapeutics, Inc. (A)	2,281	37,887
Heron Therapeutics, Inc. (A)	16,525	349,752
Homology Medicines, Inc. (A)	6,904	77,946
Hookipa Pharma, Inc. (A)	3,040	33,714
iBio, Inc. (A)	39,601	41,581
Ideaya Biosciences, Inc. (A)	3,285	45,990
IGM Biosciences, Inc. (A)(B)	1,336	117,955
ImmunoGen, Inc. (A)	34,449	222,196
Immunovant, Inc. (A)	6,927	319,958
Incyte Corp. (A)	29,776	2,589,916
Inhibrx, Inc. (A)	1,539	50,741
Inovio Pharmaceuticals, Inc. (A)(B)	29,426	260,420
Inozyme Pharma, Inc. (A)(B)	1,644	33,932
Insmed, Inc. (A)	18,896	629,048
Intellia Therapeutics, Inc. (A)	9,367	509,565
Intercept Pharmaceuticals, Inc. (A)	4,919	121,499
Invitae Corp. (A)(B)	21,430	895,988
Ironwood Pharmaceuticals, Inc. (A)	29,854	340,037
iTeos Therapeutics, Inc. (A)(B)	2,197	74,303
IVERIC bio, Inc. (A)	15,258	105,433
Kadmon Holdings, Inc. (A)	32,729	135,825
KalVista Pharmaceuticals, Inc. (A)	2,995	56,875
Karuna Therapeutics, Inc. (A)	2,963	301,011
Karyopharm Therapeutics, Inc. (A)(B)	13,265	205,342

The accompanying notes are an integral part of the financial statements.	143

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Keros Therapeutics, Inc. (A)	2,418	$170,566
Kezar Life Sciences, Inc. (A)	7,900	41,238
Kindred Biosciences, Inc. (A)	8,566	36,919
Kiniksa Pharmaceuticals, Ltd., Class A (A)	5,156	91,107
Kodiak Sciences, Inc. (A)	5,977	878,081
Kronos Bio, Inc. (A)	2,718	81,187
Krystal Biotech, Inc. (A)	2,566	153,960
Kura Oncology, Inc. (A)	11,429	373,271
Kymera Therapeutics, Inc. (A)(B)	1,871	116,002
Lexicon Pharmaceuticals, Inc. (A)(B)	9,148	31,286
Ligand Pharmaceuticals, Inc. (A)(B)	7,882	783,865
LogicBio Therapeutics, Inc. (A)	3,645	27,811
MacroGenics, Inc. (A)	10,222	233,675
Madrigal Pharmaceuticals, Inc. (A)(B)	1,648	183,208
Magenta Therapeutics, Inc. (A)	4,655	36,495
MannKind Corp. (A)	42,038	131,579
MediciNova, Inc. (A)	9,418	49,539
MEI Pharma, Inc. (A)	22,488	59,368
MeiraGTx Holdings PLC (A)	4,241	64,209
Mersana Therapeutics, Inc. (A)	9,978	265,515
Mirati Therapeutics, Inc. (A)	7,932	1,742,184
Molecular Templates, Inc. (A)	5,320	49,955
Morphic Holding, Inc. (A)(B)	2,646	88,773
Mustang Bio, Inc. (A)	12,190	46,139
Myriad Genetics, Inc. (A)	13,381	264,609
NantKwest, Inc. (A)(B)	6,000	79,980
Natera, Inc. (A)	14,017	1,394,972
Neoleukin Therapeutics, Inc. (A)	6,224	87,758
Neubase Therapeutics, Inc. (A)	4,100	28,659
NextCure, Inc. (A)	3,471	37,834
Nkarta, Inc. (A)(B)	3,094	190,188
Novavax, Inc. (A)(B)	11,446	1,276,343
Nurix Therapeutics, Inc. (A)(B)	2,214	72,796
Oncocyte Corp. (A)	14,025	33,520
Oncorus, Inc. (A)	1,280	41,382
OPKO Health, Inc. (A)(B)	74,130	292,814
ORIC Pharmaceuticals, Inc. (A)	4,143	140,241
Passage Bio, Inc. (A)	4,700	120,179
PDL BioPharma, Inc. (A)	23,030	56,884
PeptiDream, Inc. (A)	17,700	900,346
Pfenex, Inc. (A)(D)	6,194	4,646
Pieris Pharmaceuticals, Inc. (A)	12,242	30,605
PMV Pharmaceuticals, Inc. (A)	2,543	156,420
Praxis Precision Medicines, Inc. (A)(B)	2,028	111,581
Precigen, Inc. (A)(B)	12,480	127,296
Precision BioSciences, Inc. (A)	8,861	73,901
Prelude Therapeutics, Inc. (A)(B)	1,705	121,993
Prevail Therapeutics, Inc. (A)	3,132	72,255
Progenics Pharmaceuticals, Inc. (A)(D)	15,140	681
Protagonist Therapeutics, Inc. (A)	5,954	120,033
Prothena Corp. PLC (A)	6,092	73,165
PTC Therapeutics, Inc. (A)	11,535	703,981
Puma Biotechnology, Inc. (A)	6,091	62,494
Radius Health, Inc. (A)	8,700	155,382
RAPT Therapeutics, Inc. (A)	2,130	42,068
Regeneron Pharmaceuticals, Inc. (A)	16,544	7,992,572
REGENXBIO, Inc. (A)	6,433	291,801
Relay Therapeutics, Inc. (A)	6,016	250,025
Replimune Group, Inc. (A)	4,429	168,966
REVOLUTION Medicines, Inc. (A)	7,218	285,761
Rhythm Pharmaceuticals, Inc. (A)	6,330	188,191
Rigel Pharmaceuticals, Inc. (A)	33,042	115,647
Rocket Pharmaceuticals, Inc. (A)	6,396	350,757
Rubius Therapeutics, Inc. (A)(B)	7,612	57,775
Sangamo Therapeutics, Inc. (A)	21,691	338,488
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Scholar Rock Holding Corp. (A)	4,754	$230,712
Selecta Biosciences, Inc. (A)	14,208	43,050
Seres Therapeutics, Inc. (A)	10,250	251,125
Shattuck Labs, Inc. (A)(B)	2,437	127,723
Solid Biosciences, Inc. (A)	5,840	44,267
Sorrento Therapeutics, Inc. (A)(B)	46,418	316,803
Spectrum Pharmaceuticals, Inc. (A)	27,755	94,645
Spero Therapeutics, Inc. (A)	4,103	79,557
SpringWorks Therapeutics, Inc. (A)	4,437	321,771
Spruce Biosciences, Inc. (A)	1,427	34,690
Stemline Therapeutics, Inc. (A)(D)	8,040	2,653
Stoke Therapeutics, Inc. (A)	2,302	142,563
Sutro Biopharma, Inc. (A)	5,334	115,801
Syndax Pharmaceuticals, Inc. (A)	5,147	114,469
Syros Pharmaceuticals, Inc. (A)	8,245	89,458
Taysha Gene Therapies, Inc. (A)	1,742	46,233
TCR2 Therapeutics, Inc. (A)	4,848	149,949
TG Therapeutics, Inc. (A)	21,402	1,113,332
Translate Bio, Inc. (A)	12,763	235,222
Travere Therapeutics, Inc. (A)	9,227	251,482
Turning Point Therapeutics, Inc. (A)	6,915	842,593
Twist Bioscience Corp. (A)	6,088	860,174
Ultragenyx Pharmaceutical, Inc. (A)	11,595	1,605,096
United Therapeutics Corp. (A)	14,256	2,163,918
UNITY Biotechnology, Inc. (A)(B)	7,612	39,887
UroGen Pharma, Ltd. (A)(B)	3,941	71,017
Vanda Pharmaceuticals, Inc. (A)	10,214	134,212
Vaxart, Inc. (A)(B)	9,886	56,449
Vaxcyte, Inc. (A)(B)	3,450	91,667
VBI Vaccines, Inc. (A)(B)	34,010	93,528
Veracyte, Inc. (A)	10,691	523,218
Verastem, Inc. (A)(B)	33,813	72,022
Vericel Corp. (A)	8,465	261,399
Vertex Pharmaceuticals, Inc. (A)	41,056	9,703,175
Viela Bio, Inc. (A)(B)	4,078	146,686
Viking Therapeutics, Inc. (A)(B)	12,797	72,047
Vir Biotechnology, Inc. (A)(B)	10,011	268,095
Voyager Therapeutics, Inc. (A)	5,441	38,903
XBiotech, Inc. (A)(B)	2,791	43,679
Xencor, Inc. (A)	10,393	453,447
XOMA Corp. (A)(B)	1,277	56,354
Y-mAbs Therapeutics, Inc. (A)	5,724	283,395
Zentalis Pharmaceuticals, Inc. (A)	5,332	276,944
ZIOPHARM Oncology, Inc. (A)(B)	40,918	103,113
		185,757,606
Health care equipment and supplies – 3.1%
Abbott Laboratories	279,919	30,648,331
ABIOMED, Inc. (A)	7,216	2,339,427
Accelerate Diagnostics, Inc. (A)(B)	6,243	47,322
Accuray, Inc. (A)	17,346	72,333
Acutus Medical, Inc. (A)	1,920	55,315
Alcon, Inc. (A)	92,401	6,135,065
Align Technology, Inc. (A)	11,294	6,035,288
Alphatec Holdings, Inc. (A)	10,357	150,384
Ambu A/S, Class B	30,711	1,319,326
AngioDynamics, Inc. (A)	7,047	108,031
Antares Pharma, Inc. (A)	31,496	125,669
Apyx Medical Corp. (A)	5,481	39,463
Asahi Intecc Company, Ltd.	36,700	1,340,478
Aspira Women's Health, Inc. (A)	15,202	102,005
AtriCure, Inc. (A)	8,186	455,715
Atrion Corp.	269	172,763
Avanos Medical, Inc. (A)	24,339	1,116,673
Axogen, Inc. (A)	7,022	125,694

The accompanying notes are an integral part of the financial statements.	144

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Axonics Modulation Technologies, Inc. (A)(B)	5,684	$283,745
Baxter International, Inc.	81,088	6,506,501
Becton, Dickinson and Company	45,784	11,456,072
BioLife Solutions, Inc. (A)	2,618	104,432
BioMerieux	7,785	1,095,697
Boston Scientific Corp. (A)	225,966	8,123,478
Cantel Medical Corp.	19,189	1,513,245
Cardiovascular Systems, Inc. (A)	7,265	317,916
Carl Zeiss Meditec AG, Bearer Shares (B)	7,563	1,002,989
Cerus Corp. (A)	30,920	213,966
Cochlear, Ltd.	12,353	1,802,492
Co-Diagnostics, Inc. (A)(B)	5,151	47,904
Coloplast A/S, B Shares	22,325	3,414,136
CONMED Corp.	5,054	566,048
CryoLife, Inc. (A)	7,021	165,766
CryoPort, Inc. (A)(B)	6,489	284,737
Cutera, Inc. (A)	3,400	81,974
CytoSorbents Corp. (A)	8,290	66,071
Danaher Corp.	99,860	22,182,900
Demant A/S (A)	20,354	804,505
Dentsply Sirona, Inc.	34,999	1,832,548
DexCom, Inc. (A)	15,057	5,566,874
DiaSorin SpA	4,731	987,788
Eargo, Inc. (A)	1,442	64,630
Edwards Lifesciences Corp. (A)	98,351	8,972,562
Fisher & Paykel Healthcare Corp., Ltd.	108,044	2,565,907
GenMark Diagnostics, Inc. (A)	13,049	190,515
Glaukos Corp. (A)	7,961	599,145
Globus Medical, Inc., Class A (A)	24,534	1,600,107
GN Store Nord A/S	24,062	1,918,081
Haemonetics Corp. (A)	16,265	1,931,469
Heska Corp. (A)	1,308	190,510
Hill-Rom Holdings, Inc.	21,513	2,107,629
Hologic, Inc. (A)	40,148	2,923,979
Hoya Corp.	70,607	9,778,703
ICU Medical, Inc. (A)	6,289	1,348,928
IDEXX Laboratories, Inc. (A)	13,414	6,705,256
Inari Medical, Inc. (A)	1,432	124,999
Inogen, Inc. (A)	3,520	157,274
Integer Holdings Corp. (A)	6,086	494,122
Integra LifeSciences Holdings Corp. (A)	22,650	1,470,438
IntriCon Corp. (A)	1,997	36,146
Intuitive Surgical, Inc. (A)	18,563	15,186,390
Invacare Corp.	6,785	60,726
iRadimed Corp. (A)	1,375	31,350
iRhythm Technologies, Inc. (A)	5,346	1,268,125
Koninklijke Philips NV (A)	171,207	9,222,499
Lantheus Holdings, Inc. (A)	12,435	167,748
LeMaitre Vascular, Inc.	3,147	127,454
LivaNova PLC (A)	24,636	1,631,150
Masimo Corp. (A)	16,279	4,368,958
Medtronic PLC	212,570	24,900,450
Meridian Bioscience, Inc. (A)	7,903	147,707
Merit Medical Systems, Inc. (A)	10,090	560,096
Mesa Laboratories, Inc.	879	251,957
Misonix, Inc. (A)	2,870	35,875
Natus Medical, Inc. (A)	6,378	127,815
Neogen Corp. (A)	26,773	2,123,099
Nevro Corp. (A)	6,259	1,083,433
NuVasive, Inc. (A)	26,107	1,470,607
Olympus Corp.	219,008	4,794,938
OraSure Technologies, Inc. (A)	13,292	140,696
Orthofix Medical, Inc. (A)	3,539	152,106
OrthoPediatrics Corp. (A)	2,498	103,043
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Outset Medical, Inc. (A)	1,778	$101,062
Penumbra, Inc. (A)(B)	10,846	1,898,050
Pulmonx Corp. (A)	2,103	145,149
Pulse Biosciences, Inc. (A)(B)	2,857	68,168
Quidel Corp. (A)	12,330	2,215,085
Quotient, Ltd. (A)	13,836	72,086
Repro-Med Systems, Inc. (A)	6,018	36,228
ResMed, Inc.	22,743	4,834,252
Retractable Technologies, Inc. (A)(B)	2,746	29,492
SeaSpine Holdings Corp. (A)	5,241	91,455
Shockwave Medical, Inc. (A)	5,301	549,820
SI-BONE, Inc. (A)	5,441	162,686
Siemens Healthineers AG (C)	50,504	2,598,998
Sientra, Inc. (A)	10,635	41,370
Silk Road Medical, Inc. (A)	5,043	317,608
Smith & Nephew PLC	164,543	3,417,965
Sonova Holding AG (A)	10,287	2,675,582
STAAR Surgical Company (A)	8,528	675,588
Stereotaxis, Inc. (A)	9,214	46,899
STERIS PLC	13,624	2,582,293
Straumann Holding AG (B)	1,943	2,276,070
Stryker Corp.	51,614	12,647,495
Surgalign Holdings, Inc. (A)	13,743	30,097
Surmodics, Inc. (A)	2,556	111,237
Sysmex Corp.	31,479	3,787,759
Tactile Systems Technology, Inc. (A)	3,460	155,492
Teleflex, Inc.	7,451	3,066,608
Terumo Corp.	121,334	5,077,374
The Cooper Companies, Inc.	7,584	2,755,419
TransMedics Group, Inc. (A)	4,925	98,008
Utah Medical Products, Inc.	772	65,080
Vapotherm, Inc. (A)	3,713	99,731
Varex Imaging Corp. (A)	7,232	120,630
Varian Medical Systems, Inc. (A)	14,597	2,554,621
ViewRay, Inc. (A)(B)	21,495	82,111
West Pharmaceutical Services, Inc.	11,828	3,350,991
Zimmer Biomet Holdings, Inc.	32,504	5,008,541
Zynex, Inc. (A)(B)	3,605	48,523
		293,843,311
Health care providers and services – 1.9%
1Life Healthcare, Inc. (A)	14,640	639,036
Acadia Healthcare Company, Inc. (A)	28,464	1,430,601
AdaptHealth Corp. (A)	4,594	172,551
Addus HomeCare Corp. (A)	2,708	317,080
Alfresa Holdings Corp.	35,300	647,023
Amedisys, Inc. (A)	10,553	3,095,511
American Renal Associates Holdings, Inc. (A)	3,018	34,556
AmerisourceBergen Corp.	23,543	2,301,564
AMN Healthcare Services, Inc. (A)	8,662	591,182
Amplifon SpA (A)	23,399	972,607
Anthem, Inc.	39,251	12,603,104
Apollo Medical Holdings, Inc. (A)	3,773	68,933
BioTelemetry, Inc. (A)	6,278	452,518
Brookdale Senior Living, Inc. (A)	34,762	153,996
Cardinal Health, Inc.	46,844	2,508,965
Castle Biosciences, Inc. (A)	2,208	148,267
Centene Corp. (A)	91,209	5,475,276
Chemed Corp.	5,142	2,738,681
Cigna Corp.	57,021	11,870,632
Community Health Systems, Inc. (A)	16,073	119,422
CorVel Corp. (A)	1,651	175,006
Covetrus, Inc. (A)	21,505	618,054
Cross Country Healthcare, Inc. (A)	7,155	63,465
CVS Health Corp.	206,576	14,109,141

The accompanying notes are an integral part of the financial statements.	145

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
DaVita, Inc. (A)	11,183	$1,312,884
Encompass Health Corp.	31,962	2,642,938
Five Star Senior Living, Inc. (A)	4,559	31,457
Fresenius Medical Care AG & Company KGaA	40,070	3,341,331
Fresenius SE & Company KGaA	78,570	3,633,218
Fulgent Genetics, Inc. (A)(B)	2,499	130,198
Hanger, Inc. (A)	6,950	152,831
HCA Healthcare, Inc.	41,625	6,845,648
HealthEquity, Inc. (A)	38,778	2,703,214
Henry Schein, Inc. (A)	22,869	1,529,021
Humana, Inc.	20,884	8,568,079
InfuSystem Holdings, Inc. (A)	2,983	56,021
Laboratory Corp. of America Holdings (A)	15,601	3,175,584
LHC Group, Inc. (A)	15,771	3,364,270
Magellan Health, Inc. (A)	4,429	366,898
McKesson Corp.	25,313	4,402,437
Medipal Holdings Corp.	34,441	647,673
MEDNAX, Inc. (A)	13,903	341,180
Molina Healthcare, Inc. (A)	19,072	4,056,233
National HealthCare Corp.	2,345	155,731
National Research Corp.	2,569	109,825
NMC Health PLC (A)	19,536	4,054
Ontrak, Inc. (A)(B)	1,505	92,994
Option Care Health, Inc. (A)	8,294	129,718
Orpea SA (A)	9,714	1,273,816
Owens & Minor, Inc.	13,386	362,091
Patterson Companies, Inc.	43,820	1,298,387
PetIQ, Inc. (A)(B)	4,024	154,723
Progyny, Inc. (A)	5,007	212,247
Quest Diagnostics, Inc.	21,513	2,563,704
R1 RCM, Inc. (A)	20,056	481,745
RadNet, Inc. (A)	8,182	160,122
Ramsay Health Care, Ltd.	34,410	1,653,426
Ryman Healthcare, Ltd.	75,169	824,683
Select Medical Holdings Corp. (A)	20,172	557,958
Sonic Healthcare, Ltd.	85,047	2,107,194
Surgery Partners, Inc. (A)	4,253	123,380
Suzuken Company, Ltd.	12,648	457,528
Tenet Healthcare Corp. (A)	53,395	2,132,062
The Ensign Group, Inc.	9,521	694,271
The Joint Corp. (A)	2,645	69,458
The Pennant Group, Inc. (A)	4,754	276,017
The Providence Service Corp. (A)	2,256	312,749
Tivity Health, Inc. (A)	8,236	161,343
Triple-S Management Corp., Class B (A)	4,241	90,545
UnitedHealth Group, Inc.	149,852	52,550,099
Universal Health Services, Inc., Class B	12,446	1,711,325
US Physical Therapy, Inc.	2,384	286,676
Viemed Healthcare, Inc. (A)	7,074	54,894
		179,671,051
Health care technology – 0.2%
Accolade, Inc. (A)(B)	2,356	102,486
Allscripts Healthcare Solutions, Inc. (A)	29,469	425,532
Cerner Corp.	48,916	3,838,928
Computer Programs & Systems, Inc.	2,536	68,066
Evolent Health, Inc., Class A (A)	14,256	228,524
Health Catalyst, Inc. (A)	6,320	275,110
HealthStream, Inc. (A)	5,010	109,418
HMS Holdings Corp. (A)	16,441	604,207
Icad, Inc. (A)	4,246	56,047
Inovalon Holdings, Inc., Class A (A)	13,767	250,146
Inspire Medical Systems, Inc. (A)	4,871	916,186
M3, Inc.	82,886	7,830,019
NextGen Healthcare, Inc. (A)	10,421	190,079
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care technology (continued)
Omnicell, Inc. (A)	7,903	$948,518
OptimizeRx Corp. (A)	2,867	89,336
Phreesia, Inc. (A)	6,114	331,746
Schrodinger, Inc. (A)	5,563	440,478
Simulations Plus, Inc.	2,635	189,509
Tabula Rasa HealthCare, Inc. (A)(B)	4,029	172,602
Vocera Communications, Inc. (A)	6,008	249,512
		17,316,449
Life sciences tools and services – 1.0%
Agilent Technologies, Inc.	48,256	5,717,853
Bio-Rad Laboratories, Inc., Class A (A)	3,426	1,997,152
Bio-Techne Corp.	12,408	3,940,160
Charles River Laboratories International, Inc. (A)	15,990	3,995,261
ChromaDex Corp. (A)	8,947	42,946
Codexis, Inc. (A)	10,105	220,592
Eurofins Scientific SE (A)	24,917	2,101,649
Fluidigm Corp. (A)	14,110	84,660
Harvard Bioscience, Inc. (A)	9,070	38,910
Illumina, Inc. (A)	23,040	8,524,800
IQVIA Holdings, Inc. (A)	30,075	5,388,538
Lonza Group AG	13,994	9,014,466
Luminex Corp.	8,077	186,740
Medpace Holdings, Inc. (A)	13,973	1,945,042
Mettler-Toledo International, Inc. (A)	3,751	4,274,940
NanoString Technologies, Inc. (A)	8,175	546,744
NeoGenomics, Inc. (A)	19,326	1,040,512
Pacific Biosciences of California, Inc. (A)	32,779	850,287
PerkinElmer, Inc.	17,910	2,570,085
Personalis, Inc. (A)	4,473	163,757
PRA Health Sciences, Inc. (A)	20,659	2,591,465
QIAGEN NV (A)(B)	43,378	2,249,220
Quanterix Corp. (A)	3,964	184,326
Repligen Corp. (A)	16,179	3,100,382
Sartorius Stedim Biotech (B)	5,197	1,852,594
Syneos Health, Inc. (A)	24,403	1,662,576
Thermo Fisher Scientific, Inc.	62,607	29,161,088
Waters Corp. (A)	9,919	2,454,159
		95,900,904
Pharmaceuticals – 4.8%
Aerie Pharmaceuticals, Inc. (A)	7,223	97,583
Agile Therapeutics, Inc. (A)(B)	14,575	41,830
Amneal Pharmaceuticals, Inc. (A)	18,786	85,852
Amphastar Pharmaceuticals, Inc. (A)	6,903	138,819
ANI Pharmaceuticals, Inc. (A)	1,922	55,815
Aquestive Therapeutics, Inc. (A)(B)	4,454	23,829
Arvinas, Inc. (A)	6,452	547,968
Astellas Pharma, Inc.	349,847	5,416,947
AstraZeneca PLC	246,606	24,589,890
Atea Pharmaceuticals, Inc. (A)	2,670	111,553
Athira Pharma, Inc. (A)	2,454	84,050
Axsome Therapeutics, Inc. (A)	5,175	421,607
Bayer AG	184,619	10,876,118
BioDelivery Sciences International, Inc. (A)	17,798	74,752
Bristol-Myers Squibb Company	356,843	22,134,971
Cara Therapeutics, Inc. (A)	7,912	119,709
Cassava Sciences, Inc. (A)(B)	6,416	43,757
Catalent, Inc. (A)	26,292	2,736,208
Chiasma, Inc. (A)	10,709	46,584
Chugai Pharmaceutical Company, Ltd.	126,202	6,733,526
Collegium Pharmaceutical, Inc. (A)	6,497	130,135
Corcept Therapeutics, Inc. (A)	18,004	470,985
CorMedix, Inc. (A)	6,303	46,831
Cymabay Therapeutics, Inc. (A)	13,373	76,761

The accompanying notes are an integral part of the financial statements.	146

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Daiichi Sankyo Company, Ltd.	319,758	$10,958,162
Durect Corp. (A)(B)	40,011	82,823
Eisai Company, Ltd.	47,368	3,387,435
Elanco Animal Health, Inc. (A)(D)	9,534	0
Eli Lilly & Company	125,387	21,170,341
Endo International PLC (A)	42,239	303,276
Eton Pharmaceuticals, Inc. (A)	4,306	35,008
Evofem Biosciences, Inc. (A)(B)	16,322	39,336
Fulcrum Therapeutics, Inc. (A)	3,096	36,254
GlaxoSmithKline PLC	942,868	17,252,562
Graybug Vision, Inc. (A)	1,307	37,929
H Lundbeck A/S (B)	13,098	448,397
Harmony Biosciences Holdings, Inc. (A)	1,102	39,837
Hikma Pharmaceuticals PLC	32,482	1,116,427
Hisamitsu Pharmaceutical Company, Inc.	9,584	569,681
IMARA, Inc. (A)	1,583	34,905
Innoviva, Inc. (A)	11,882	147,218
Intersect ENT, Inc. (A)	6,200	141,980
Intra-Cellular Therapies, Inc. (A)	12,396	394,193
Ipsen SA	7,088	586,094
Jazz Pharmaceuticals PLC (A)	17,913	2,956,541
Johnson & Johnson	415,848	65,446,158
Kala Pharmaceuticals, Inc. (A)(B)	8,050	54,579
Kyowa Kirin Company, Ltd.	50,759	1,386,128
Lannett Company, Inc. (A)	6,508	42,432
Marinus Pharmaceuticals, Inc. (A)(B)	4,896	59,731
Merck & Company, Inc.	399,754	32,699,877
Merck KGaA	24,287	4,165,568
Nektar Therapeutics (A)	57,784	982,328
NGM Biopharmaceuticals, Inc. (A)	4,528	137,176
Nippon Shinyaku Company, Ltd.	8,600	564,503
Novartis AG	417,253	39,287,661
Novo Nordisk A/S, B Shares	323,589	22,573,290
Ocular Therapeutix, Inc. (A)	12,771	264,360
Odonate Therapeutics, Inc. (A)	3,151	60,499
Omeros Corp. (A)(B)	11,270	160,992
Ono Pharmaceutical Company, Ltd.	69,500	2,094,368
Optinose, Inc. (A)	7,943	32,884
Orion OYJ, Class B	19,898	914,014
Otsuka Holdings Company, Ltd.	73,393	3,144,626
Pacira BioSciences, Inc. (A)	7,841	469,205
Paratek Pharmaceuticals, Inc. (A)	9,100	56,966
Perrigo Company PLC	21,861	977,624
Pfizer, Inc.	877,809	32,312,149
Phathom Pharmaceuticals, Inc. (A)	2,093	69,529
Phibro Animal Health Corp., Class A	4,053	78,709
Pliant Therapeutics, Inc. (A)(B)	2,030	46,122
Prestige Consumer Healthcare, Inc. (A)	25,589	892,288
Provention Bio, Inc. (A)	9,016	152,731
Recordati Industria Chimica e Farmaceutica SpA	19,649	1,092,658
Relmada Therapeutics, Inc. (A)(B)	2,830	90,758
Revance Therapeutics, Inc. (A)	11,882	336,736
Roche Holding AG	132,027	45,984,801
Sanofi	212,923	20,637,138
Santen Pharmaceutical Company, Ltd.	67,700	1,099,531
Shionogi & Company, Ltd.	49,811	2,723,244
SIGA Technologies, Inc. (A)	10,059	73,129
Sumitomo Dainippon Pharma Company, Ltd.	33,692	497,950
Supernus Pharmaceuticals, Inc. (A)	9,212	231,774
Taisho Pharmaceutical Holdings Company, Ltd.	6,416	432,639
Takeda Pharmaceutical Company, Ltd.	296,198	10,719,215
Tarsus Pharmaceuticals, Inc. (A)	1,247	51,539
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Teva Pharmaceutical Industries, Ltd., ADR (A)	205,908	$1,987,012
TherapeuticsMD, Inc. (A)(B)	51,220	61,976
Theravance Biopharma, Inc. (A)	8,796	156,305
Tricida, Inc. (A)	5,877	41,433
UCB SA	23,759	2,454,242
Verrica Pharmaceuticals, Inc. (A)	2,952	33,978
Viatris, Inc. (A)	187,741	3,518,266
Vifor Pharma AG	8,550	1,343,825
VYNE Therapeutics, Inc. (A)(B)	29,816	47,109
WaVe Life Sciences, Ltd. (A)	6,639	52,249
Xeris Pharmaceuticals, Inc. (A)(B)	9,298	45,746
Zoetis, Inc.	75,067	12,423,589
Zogenix, Inc. (A)	10,472	209,335
		450,317,153
		1,222,806,474
Industrials – 11.3%
Aerospace and defense – 1.3%
AAR Corp.	6,230	225,651
Aerojet Rocketdyne Holdings, Inc. (A)	13,354	705,759
AeroVironment, Inc. (A)	4,018	349,164
Airbus SE (A)	110,507	12,127,494
Astronics Corp. (A)	4,745	62,776
Axon Enterprise, Inc. (A)	20,393	2,498,754
BAE Systems PLC	604,488	4,031,194
Cubic Corp.	5,818	360,949
Curtiss-Wright Corp.	13,315	1,549,200
Dassault Aviation SA (A)(B)	471	512,883
Ducommun, Inc. (A)	2,035	109,280
Elbit Systems, Ltd.	4,983	656,877
General Dynamics Corp.	36,587	5,444,877
Hexcel Corp.	26,706	1,294,974
Howmet Aerospace, Inc.	62,876	1,794,481
Huntington Ingalls Industries, Inc.	6,486	1,105,733
Kaman Corp.	5,125	292,791
Kratos Defense & Security Solutions, Inc. (A)	22,520	617,724
L3Harris Technologies, Inc.	33,143	6,264,690
Lockheed Martin Corp.	38,897	13,807,657
Maxar Technologies, Inc.	11,366	438,614
Mercury Systems, Inc. (A)	17,929	1,578,828
Moog, Inc., Class A	5,492	435,516
MTU Aero Engines AG	9,978	2,600,956
National Presto Industries, Inc.	936	82,770
Northrop Grumman Corp.	24,476	7,458,327
PAE, Inc. (A)	11,016	101,127
Park Aerospace Corp.	4,204	56,376
Parsons Corp. (A)	4,184	152,339
Raytheon Technologies Corp.	239,671	17,138,873
Rolls-Royce Holdings PLC (A)(B)	1,572,467	2,379,812
Safran SA (A)	60,218	8,534,923
Singapore Technologies Engineering, Ltd.	293,452	849,272
Teledyne Technologies, Inc. (A)	5,905	2,314,642
Textron, Inc.	36,527	1,765,350
Thales SA	20,023	1,831,959
The Boeing Company	83,759	17,929,452
TransDigm Group, Inc. (A)	8,520	5,272,602
Triumph Group, Inc.	9,716	122,033
Vectrus, Inc. (A)	2,159	107,345
		124,964,024
Air freight and logistics – 0.6%
Air Transport Services Group, Inc. (A)	10,993	344,521
Atlas Air Worldwide Holdings, Inc. (A)	4,771	260,210
CH Robinson Worldwide, Inc.	21,596	2,027,217

The accompanying notes are an integral part of the financial statements.	147

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Air freight and logistics (continued)
Deutsche Post AG	185,894	$9,208,400
DSV Panalpina A/S	38,900	6,537,602
Echo Global Logistics, Inc. (A)	4,921	131,981
Expeditors International of Washington, Inc.	26,855	2,554,179
FedEx Corp.	38,124	9,897,753
Forward Air Corp.	5,196	399,261
Hub Group, Inc., Class A (A)	6,114	348,498
Radiant Logistics, Inc. (A)	9,004	52,223
SG Holdings Company, Ltd.	60,200	1,641,430
United Parcel Service, Inc., Class B	112,683	18,975,817
XPO Logistics, Inc. (A)	29,388	3,503,050
Yamato Holdings Company, Ltd.	57,993	1,480,717
		57,362,859
Airlines – 0.2%
Alaska Air Group, Inc.	19,804	1,029,808
Allegiant Travel Company	2,385	451,337
American Airlines Group, Inc. (B)	96,063	1,514,914
ANA Holdings, Inc. (A)	21,649	478,348
Delta Air Lines, Inc.	99,778	4,012,073
Deutsche Lufthansa AG (A)(B)	56,165	743,164
Hawaiian Holdings, Inc.	8,571	151,707
Japan Airlines Company, Ltd. (A)	20,940	403,813
JetBlue Airways Corp. (A)	100,959	1,467,944
Mesa Air Group, Inc. (A)	5,704	38,160
Qantas Airways, Ltd. (A)	173,679	651,253
Singapore Airlines, Ltd. (A)	251,827	817,109
SkyWest, Inc.	9,098	366,740
Southwest Airlines Company	92,334	4,303,688
Spirit Airlines, Inc. (A)	17,897	437,582
United Airlines Holdings, Inc. (A)	46,609	2,015,839
		18,883,479
Building products – 0.8%
A. O. Smith Corp.	21,684	1,188,717
AAON, Inc.	7,545	502,723
Advanced Drainage Systems, Inc.	10,324	862,880
AGC, Inc.	36,376	1,272,034
Allegion PLC	14,774	1,719,398
Alpha Pro Tech, Ltd. (A)(B)	2,469	27,529
American Woodmark Corp. (A)	3,143	294,971
Apogee Enterprises, Inc.	4,825	152,856
Assa Abloy AB, B Shares	188,353	4,654,581
Builders FirstSource, Inc. (A)	87,943	3,588,954
Caesarstone, Ltd.	4,652	59,964
Carrier Global Corp.	127,831	4,821,785
Cie de Saint-Gobain	97,240	4,472,299
Cornerstone Building Brands, Inc. (A)	8,405	77,998
CSW Industrials, Inc.	2,528	282,908
Daikin Industries, Ltd.	46,797	10,410,791
Fortune Brands Home & Security, Inc.	22,129	1,896,898
Geberit AG	6,961	4,357,381
Gibraltar Industries, Inc. (A)	6,057	435,741
Griffon Corp.	7,981	162,653
Insteel Industries, Inc.	3,616	80,528
JELD-WEN Holding, Inc. (A)	12,671	321,337
Johnson Controls International PLC	114,170	5,319,180
Kingspan Group PLC (A)	28,971	2,028,752
Lennox International, Inc.	11,197	3,067,642
Lixil Corp.	50,050	1,085,418
Masco Corp.	41,893	2,301,182
Masonite International Corp. (A)	4,538	446,267
Nibe Industrier AB, B Shares	58,601	1,921,748
Owens Corning	34,713	2,629,857
PGT Innovations, Inc. (A)	10,652	216,662
Quanex Building Products Corp.	6,275	139,117
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building products (continued)
Resideo Technologies, Inc. (A)	26,208	$557,182
Rockwool International A/S, B Shares	1,514	566,623
Simpson Manufacturing Company, Inc.	21,910	2,047,490
TOTO, Ltd.	26,600	1,601,012
Trane Technologies PLC	37,630	5,462,371
Trex Company, Inc. (A)	37,228	3,116,728
UFP Industries, Inc.	11,017	611,994
Xinyi Glass Holdings, Ltd.	342,000	956,588
		75,720,739
Commercial services and supplies – 0.6%
ABM Industries, Inc.	12,475	472,054
ACCO Brands Corp.	17,390	146,946
Brady Corp., Class A	8,717	460,432
Brambles, Ltd.	282,577	2,317,778
BrightView Holdings, Inc. (A)	7,679	116,106
Casella Waste Systems, Inc., Class A (A)	8,754	542,310
CECO Environmental Corp. (A)	6,499	45,233
Cimpress PLC (A)	3,317	291,034
Cintas Corp.	13,926	4,922,284
Clean Harbors, Inc. (A)	16,327	1,242,485
Copart, Inc. (A)	33,094	4,211,212
Covanta Holding Corp.	22,152	290,856
Dai Nippon Printing Company, Ltd.	45,673	821,549
Deluxe Corp.	7,785	227,322
Ennis, Inc.	5,169	92,267
Harsco Corp. (A)	14,618	262,832
Healthcare Services Group, Inc.	37,957	1,066,592
Heritage-Crystal Clean, Inc. (A)	3,068	64,643
Herman Miller, Inc.	29,929	1,011,600
HNI Corp.	21,683	747,196
IAA, Inc. (A)	43,265	2,811,360
Interface, Inc.	10,969	115,175
KAR Auction Services, Inc.	65,702	1,222,714
Kimball International, Inc., Class B	7,049	84,236
Knoll, Inc.	9,411	138,153
Matthews International Corp., Class A	5,720	168,168
McGrath RentCorp	4,508	302,487
Montrose Environmental Group, Inc. (A)	2,136	66,131
MSA Safety, Inc.	11,680	1,744,875
PICO Holdings, Inc. (A)	4,690	43,852
Pitney Bowes, Inc.	32,477	200,058
Rentokil Initial PLC (A)	348,473	2,429,613
Republic Services, Inc.	32,639	3,143,136
Rollins, Inc.	35,437	1,384,524
Secom Company, Ltd.	39,455	3,639,792
Securitas AB, B Shares	58,843	949,350
Sohgo Security Services Company, Ltd.	13,400	695,127
SP Plus Corp. (A)	4,375	126,131
Steelcase, Inc., Class A	15,986	216,610
Stericycle, Inc. (A)	29,361	2,035,598
Team, Inc. (A)	6,050	65,945
Tetra Tech, Inc.	27,247	3,154,658
The Brink's Company	25,018	1,801,296
Toppan Printing Company, Ltd.	49,262	695,657
UniFirst Corp.	2,790	590,615
US Ecology, Inc.	6,017	218,598
Viad Corp.	3,867	139,869
VSE Corp.	1,748	67,281
Waste Management, Inc.	61,409	7,241,963
		54,845,703
Construction and engineering – 0.4%
ACS Actividades de Construccion y Servicios SA	50,262	1,669,861
AECOM (A)	48,468	2,412,737
Aegion Corp. (A)	5,821	110,541

The accompanying notes are an integral part of the financial statements.	148

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction and engineering (continued)
Ameresco, Inc., Class A (A)	4,538	$237,065
API Group Corp. (A)(C)	26,138	474,405
Arcosa, Inc.	9,000	494,370
Argan, Inc.	2,773	123,371
Bouygues SA	42,854	1,762,498
CIMIC Group, Ltd. (A)(B)	17,847	335,705
Comfort Systems USA, Inc.	6,706	353,138
Construction Partners, Inc., Class A (A)	4,962	144,444
Dycom Industries, Inc. (A)	16,005	1,208,698
Eiffage SA (A)	15,909	1,537,794
EMCOR Group, Inc.	27,653	2,529,143
Ferrovial SA (B)	91,461	2,528,941
Fluor Corp.	66,641	1,064,257
Granite Construction, Inc.	8,758	233,926
Great Lakes Dredge & Dock Corp. (A)	12,005	158,106
HC2 Holdings, Inc. (A)	11,902	38,801
HOCHTIEF AG	4,647	452,207
IES Holdings, Inc. (A)	1,540	70,902
Jacobs Engineering Group, Inc.	19,931	2,171,682
Kajima Corp.	84,485	1,133,367
MasTec, Inc. (A)	28,637	1,952,471
MYR Group, Inc. (A)	3,052	183,425
Northwest Pipe Company (A)	2,072	58,638
NV5 Global, Inc. (A)	2,050	161,499
Obayashi Corp.	122,015	1,053,546
Primoris Services Corp.	8,922	246,336
Quanta Services, Inc.	22,108	1,592,218
Shimizu Corp.	103,729	755,074
Skanska AB, B Shares	63,927	1,629,117
Sterling Construction Company, Inc. (A)	5,363	99,805
Taisei Corp.	35,873	1,237,566
Tutor Perini Corp. (A)	7,638	98,912
Valmont Industries, Inc.	6,825	1,193,897
Vinci SA	97,822	9,743,984
WillScot Mobile Mini Holdings Corp. (A)	29,885	692,435
		41,944,882
Electrical equipment – 1.2%
ABB, Ltd.	346,324	9,714,106
Acuity Brands, Inc.	11,837	1,433,342
Allied Motion Technologies, Inc.	1,484	75,832
American Superconductor Corp. (A)	5,107	119,606
AMETEK, Inc.	35,940	4,346,584
Atkore International Group, Inc. (A)	8,783	361,069
AZZ, Inc.	4,862	230,653
Bloom Energy Corp., Class A (A)	16,508	473,119
Eaton Corp. PLC	62,926	7,559,930
Emerson Electric Company	94,366	7,584,195
Encore Wire Corp.	3,789	229,500
EnerSys	21,525	1,787,867
FuelCell Energy, Inc. (A)(B)	53,414	596,634
Fuji Electric Company, Ltd.	23,840	860,529
Generac Holdings, Inc. (A)	20,213	4,596,638
Hubbell, Inc.	17,432	2,733,163
Legrand SA	50,176	4,488,572
LSI Industries, Inc.	5,799	49,639
Melrose Industries PLC (A)	912,973	2,224,361
Mitsubishi Electric Corp.	342,997	5,183,935
Nidec Corp.	84,086	10,637,548
nVent Electric PLC	54,886	1,278,295
Orion Energy Systems, Inc. (A)	5,290	52,212
Plug Power, Inc. (A)	69,574	2,359,254
Powell Industries, Inc.	1,870	55,146
Preformed Line Products Company	681	46,608
Prysmian SpA	45,351	1,614,161
Regal Beloit Corp.	13,107	1,609,671
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
Rockwell Automation, Inc.	18,176	$4,558,723
Schneider Electric SE	101,236	14,631,378
Siemens Energy AG (A)	75,105	2,773,054
Siemens Gamesa Renewable Energy SA	44,801	1,819,203
Sunrun, Inc. (A)	78,076	5,416,913
Thermon Group Holdings, Inc. (A)	6,334	99,000
TPI Composites, Inc. (A)	5,674	299,474
Vestas Wind Systems A/S (B)	37,007	8,742,138
Vicor Corp. (A)	3,582	330,332
		110,972,384
Industrial conglomerates – 1.1%
3M Company	91,041	15,913,056
Carlisle Companies, Inc.	17,163	2,680,517
CK Hutchison Holdings, Ltd.	507,238	3,541,450
DCC PLC	18,513	1,310,024
General Electric Company	1,382,731	14,933,495
Honeywell International, Inc.	110,833	23,574,179
Investment AB Latour, B Shares	27,822	673,924
Jardine Matheson Holdings, Ltd.	41,100	2,299,057
Jardine Strategic Holdings, Ltd.	41,700	1,036,532
Keihan Holdings Company, Ltd.	18,100	867,772
Keppel Corp., Ltd.	273,645	1,114,387
Raven Industries, Inc.	6,677	220,942
Roper Technologies, Inc.	16,539	7,129,798
Siemens AG	143,760	20,708,110
Smiths Group PLC	74,456	1,531,486
Toshiba Corp.	72,628	2,034,194
		99,568,923
Machinery – 2.4%
AGCO Corp.	19,704	2,031,285
Alamo Group, Inc.	1,815	250,379
Albany International Corp., Class A	5,684	417,319
Alfa Laval AB (A)	59,118	1,632,630
Alstom SA (A)	47,103	2,682,942
Altra Industrial Motion Corp.	11,981	664,107
Amada Company, Ltd.	60,752	668,526
Astec Industries, Inc.	4,201	243,154
Atlas Copco AB, A Shares	126,192	6,485,815
Atlas Copco AB, B Shares	73,331	3,291,643
Barnes Group, Inc.	8,688	440,395
Blue Bird Corp. (A)	3,054	55,766
Caterpillar, Inc.	85,789	15,615,314
Chart Industries, Inc. (A)	6,713	790,724
CIRCOR International, Inc. (A)	3,783	145,419
CNH Industrial NV (A)	192,299	2,417,277
Colfax Corp. (A)	32,503	1,242,915
Columbus McKinnon Corp.	4,356	167,445
Crane Company	15,931	1,237,201
Cummins, Inc.	23,214	5,271,899
Daifuku Company, Ltd.	19,000	2,351,164
Deere & Company	49,489	13,315,015
Donaldson Company, Inc.	40,509	2,263,643
Douglas Dynamics, Inc.	4,270	182,628
Dover Corp.	22,247	2,808,684
Energy Recovery, Inc. (A)	7,776	106,065
Enerpac Tool Group Corp.	10,063	227,524
EnPro Industries, Inc.	3,862	291,658
Epiroc AB, A Shares	123,841	2,250,775
Epiroc AB, B Shares	73,286	1,237,192
ESCO Technologies, Inc.	4,737	488,953
Evoqua Water Technologies Corp. (A)	17,060	460,279
FANUC Corp.	36,018	8,891,009
Federal Signal Corp.	11,113	368,618
Flowserve Corp.	20,850	768,323
Fortive Corp.	52,565	3,722,653

The accompanying notes are an integral part of the financial statements.	149

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Franklin Electric Company, Inc.	8,487	$587,385
GEA Group AG	28,831	1,031,204
Graco, Inc.	53,847	3,895,830
Graham Corp.	2,630	39,923
Harmonic Drive Systems, Inc.	7,200	644,304
Helios Technologies, Inc.	5,829	310,627
Hillenbrand, Inc.	13,603	541,399
Hino Motors, Ltd.	53,942	460,491
Hitachi Construction Machinery Company, Ltd.	20,252	575,835
Hoshizaki Corp.	9,500	872,332
Hurco Companies, Inc.	1,623	48,690
Hyster-Yale Materials Handling, Inc.	1,888	112,430
IDEX Corp.	12,095	2,409,324
Illinois Tool Works, Inc.	45,486	9,273,686
Ingersoll Rand, Inc. (A)	59,456	2,708,815
ITT, Inc.	27,740	2,136,535
John Bean Technologies Corp.	5,784	658,624
Kadant, Inc.	2,101	296,199
Kennametal, Inc.	42,134	1,526,936
KION Group AG	12,206	1,058,530
Knorr-Bremse AG	13,632	1,862,175
Komatsu, Ltd.	164,476	4,539,252
Kone OYJ, B Shares	63,873	5,204,381
Kubota Corp.	194,952	4,259,237
Kurita Water Industries, Ltd.	18,527	708,189
LB Foster Company, Class A (A)	2,810	42,291
Lincoln Electric Holdings, Inc.	19,175	2,229,094
Lindsay Corp.	2,015	258,847
Luxfer Holdings PLC	5,235	85,959
Luxfer Holdings PLC (London Stock Exchange)	442	6,603
Lydall, Inc. (A)	3,306	99,279
Makita Corp.	42,052	2,109,206
Meritor, Inc. (A)	12,836	358,253
Miller Industries, Inc.	2,227	84,671
MINEBEA MITSUMI, Inc.	68,200	1,356,823
MISUMI Group, Inc.	53,400	1,752,978
Mitsubishi Heavy Industries, Ltd.	60,263	1,845,620
Miura Company, Ltd.	16,500	921,164
Mueller Industries, Inc.	10,372	364,161
Mueller Water Products, Inc., Class A	29,119	360,493
Nabtesco Corp.	21,189	930,042
Navistar International Corp. (A)	9,274	407,685
NGK Insulators, Ltd.	48,461	748,806
NN, Inc. (A)	8,611	56,574
Nordson Corp.	17,361	3,488,693
NSK, Ltd.	67,298	585,668
Omega Flex, Inc. (B)	532	77,672
Oshkosh Corp.	21,847	1,880,371
Otis Worldwide Corp.	63,702	4,303,070
PACCAR, Inc.	54,315	4,686,298
Parker-Hannifin Corp.	20,233	5,511,672
Park-Ohio Holdings Corp.	1,744	53,890
Pentair PLC	26,575	1,410,867
Proto Labs, Inc. (A)	4,945	758,563
Rational AG	961	893,112
RBC Bearings, Inc. (A)	4,558	816,064
REV Group, Inc.	5,397	47,548
Rexnord Corp.	22,166	875,335
Sandvik AB (A)	212,154	5,232,472
Schindler Holding AG	3,782	1,022,251
Schindler Holding AG, Participation Certificates	7,651	2,069,118
SKF AB, B Shares	71,557	1,861,860
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
SMC Corp.	10,747	$6,563,593
Snap-on, Inc.	8,724	1,493,025
Spirax-Sarco Engineering PLC	13,857	2,139,021
SPX Corp. (A)	8,015	437,138
SPX FLOW, Inc. (A)	7,920	459,043
Standex International Corp.	2,277	176,513
Stanley Black & Decker, Inc.	25,030	4,469,357
Techtronic Industries Company, Ltd.	258,242	3,691,162
Tennant Company	3,396	238,297
Terex Corp.	34,869	1,216,579
The ExOne Company (A)	2,978	28,261
The Gorman-Rupp Company	3,313	107,507
The Greenbrier Companies, Inc.	6,074	220,972
The Manitowoc Company, Inc. (A)	6,525	86,848
The Middleby Corp. (A)	17,865	2,303,156
The Shyft Group, Inc.	6,466	183,505
The Timken Company	21,831	1,688,846
The Toro Company	34,511	3,273,023
THK Company, Ltd.	22,652	732,585
TriMas Corp. (A)	7,870	249,243
Trinity Industries, Inc.	27,086	714,800
Volvo AB, B Shares (A)	267,605	6,335,036
Wabash National Corp.	9,858	169,853
Wabtec Corp.	28,653	2,097,400
Wartsila OYJ ABP	83,396	834,659
Watts Water Technologies, Inc., Class A	5,031	612,273
Welbilt, Inc. (A)	24,407	322,172
Woodward, Inc.	18,739	2,277,351
Xylem, Inc.	28,826	2,934,199
Yaskawa Electric Corp.	45,110	2,248,974
		229,146,135
Marine – 0.1%
A.P. Moller - Maersk A/S, Series A	598	1,235,337
A.P. Moller - Maersk A/S, Series B	1,152	2,563,490
Costamare, Inc.	9,105	75,389
Kirby Corp. (A)	19,392	1,005,087
Kuehne + Nagel International AG	10,148	2,302,769
Matson, Inc.	7,964	453,709
Nippon Yusen KK	28,725	670,176
Scorpio Bulkers, Inc.	2,297	38,888
SEACOR Holdings, Inc. (A)	3,646	151,127
		8,495,972
Professional services – 0.8%
Acacia Research Corp. (A)	10,616	41,827
Adecco Group AG	29,121	1,939,556
ASGN, Inc. (A)	26,370	2,202,686
Barrett Business Services, Inc.	1,460	99,587
Bureau Veritas SA (A)	55,204	1,473,656
CBIZ, Inc. (A)	9,399	250,107
CoreLogic, Inc.	25,010	1,933,773
CRA International, Inc.	1,508	76,802
Equifax, Inc.	18,946	3,653,547
Experian PLC	172,221	6,542,441
Exponent, Inc.	9,489	854,295
Forrester Research, Inc. (A)	2,108	88,325
Franklin Covey Company (A)	2,610	58,125
FTI Consulting, Inc. (A)	11,464	1,280,758
GP Strategies Corp. (A)	3,369	39,956
Heidrick & Struggles International, Inc.	3,697	108,618
Huron Consulting Group, Inc. (A)	4,240	249,948
ICF International, Inc.	3,408	253,317
IHS Markit, Ltd.	58,626	5,266,374
Insperity, Inc.	18,130	1,476,145
Intertek Group PLC	30,330	2,342,696
Kelly Services, Inc., Class A	6,313	129,858

The accompanying notes are an integral part of the financial statements.	150

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Kforce, Inc.	3,698	$155,649
Korn Ferry	10,179	442,787
ManpowerGroup, Inc.	18,478	1,666,346
Nielsen Holdings PLC	57,144	1,192,595
Nihon M&A Center, Inc.	28,400	1,899,200
Persol Holdings Company, Ltd.	33,400	603,429
Randstad NV (A)	22,391	1,449,429
Recruit Holdings Company, Ltd.	239,000	10,038,703
Red Violet, Inc. (A)	1,501	39,191
RELX PLC	363,014	8,882,016
Resources Connection, Inc.	6,126	77,004
Robert Half International, Inc.	18,362	1,147,258
SGS SA	1,137	3,427,339
Teleperformance	11,037	3,664,076
TriNet Group, Inc. (A)	7,594	612,076
TrueBlue, Inc. (A)	6,830	127,653
Upwork, Inc. (A)	17,264	595,953
Verisk Analytics, Inc.	25,509	5,295,413
Willdan Group, Inc. (A)	2,007	83,692
Wolters Kluwer NV	51,306	4,323,836
		76,086,042
Road and rail – 0.9%
ArcBest Corp.	4,689	200,080
Aurizon Holdings, Ltd.	359,799	1,080,990
Avis Budget Group, Inc. (A)	26,452	986,660
Central Japan Railway Company	27,076	3,828,638
Covenant Logistics Group, Inc. (A)	2,708	40,105
CSX Corp.	120,724	10,955,703
Daseke, Inc. (A)	8,980	52,174
East Japan Railway Company	56,840	3,792,103
Hankyu Hanshin Holdings, Inc.	43,000	1,430,269
Heartland Express, Inc.	9,194	166,411
JB Hunt Transport Services, Inc.	13,351	1,824,414
Kansas City Southern	14,602	2,980,706
Keikyu Corp.	41,479	711,596
Keio Corp.	19,315	1,498,554
Keisei Electric Railway Company, Ltd.	24,294	822,350
Kintetsu Group Holdings Company, Ltd.	32,274	1,414,417
Knight-Swift Transportation Holdings, Inc.	40,363	1,687,981
Kyushu Railway Company	28,100	606,200
Landstar System, Inc.	12,299	1,656,183
Marten Transport, Ltd.	11,153	192,166
MTR Corp., Ltd.	290,315	1,623,626
Nagoya Railroad Company, Ltd.	35,099	926,116
Nippon Express Company, Ltd.	13,546	911,194
Norfolk Southern Corp.	40,084	9,524,359
Odakyu Electric Railway Company, Ltd.	55,379	1,739,354
Old Dominion Freight Line, Inc.	15,411	3,007,919
Ryder System, Inc.	17,383	1,073,574
Saia, Inc. (A)	4,886	883,389
Seibu Holdings, Inc.	39,500	387,474
Tobu Railway Company, Ltd.	35,473	1,057,671
Tokyu Corp.	93,908	1,166,799
U.S. Xpress Enterprises, Inc., Class A (A)	4,786	32,736
Union Pacific Corp.	106,438	22,162,520
Universal Logistics Holdings, Inc.	1,590	32,738
Werner Enterprises, Inc.	30,034	1,177,933
West Japan Railway Company	30,525	1,598,291
		83,233,393
Trading companies and distributors – 0.7%
Alta Equipment Group, Inc. (A)	4,069	40,202
Applied Industrial Technologies, Inc.	7,177	559,734
Ashtead Group PLC	84,436	3,977,020
Beacon Roofing Supply, Inc. (A)	10,202	410,018
BMC Stock Holdings, Inc. (A)	12,489	670,410
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
Brenntag AG	29,034	$2,257,727
Bunzl PLC	63,307	2,113,688
CAI International, Inc.	3,051	95,313
DXP Enterprises, Inc. (A)	3,246	72,159
EVI Industries, Inc. (A)	1,034	30,937
Fastenal Company	89,897	4,389,671
Ferguson PLC	42,262	5,134,851
Foundation Building Materials, Inc. (A)	3,876	74,458
GATX Corp.	17,738	1,475,447
GMS, Inc. (A)	7,745	236,068
H&E Equipment Services, Inc.	5,993	178,651
Herc Holdings, Inc. (A)	4,528	300,704
ITOCHU Corp.	253,204	7,282,176
Lawson Products, Inc. (A)	932	47,448
Marubeni Corp.	310,259	2,067,072
Mitsubishi Corp.	251,306	6,195,151
Mitsui & Company, Ltd.	306,503	5,619,515
MonotaRO Company, Ltd. (B)	23,500	1,193,537
MRC Global, Inc. (A)	15,245	101,074
MSC Industrial Direct Company, Inc., Class A	14,704	1,240,871
NOW, Inc. (A)	21,113	151,591
Rush Enterprises, Inc., Class A	7,355	304,644
Rush Enterprises, Inc., Class B	1,477	55,964
SiteOne Landscape Supply, Inc. (A)	8,129	1,289,503
Sumitomo Corp.	223,338	2,959,887
Systemax, Inc.	2,294	82,332
Textainer Group Holdings, Ltd. (A)	9,275	177,895
Titan Machinery, Inc. (A)	3,673	71,807
Toyota Tsusho Corp.	39,882	1,613,885
Transcat, Inc. (A)	1,638	56,806
Triton International, Ltd.	11,181	542,390
United Rentals, Inc. (A)	11,546	2,677,633
Univar Solutions, Inc. (A)	54,606	1,038,060
Veritiv Corp. (A)	2,532	52,640
W.W. Grainger, Inc.	7,208	2,943,315
Watsco, Inc.	10,544	2,388,743
WESCO International, Inc. (A)	9,033	709,091
		62,880,088
Transportation infrastructure – 0.2%
Aena SME SA (A)(C)	12,685	2,205,278
Aeroports de Paris (A)	5,579	721,792
Atlantia SpA (A)(B)	93,110	1,681,375
Auckland International Airport, Ltd. (A)	235,214	1,286,294
Getlink SE (A)(B)	82,684	1,430,533
Japan Airport Terminal Company, Ltd.	9,500	576,524
Sydney Airport (A)	248,492	1,229,991
Transurban Group	514,196	5,418,495
		14,550,282
		1,058,654,905
Information technology – 19.5%
Communications equipment – 0.6%
Acacia Communications, Inc. (A)	7,218	526,625
ADTRAN, Inc.	9,050	133,669
Applied Optoelectronics, Inc. (A)(B)	4,533	38,576
Arista Networks, Inc. (A)	8,424	2,447,762
CalAmp Corp. (A)	6,956	69,004
Calix, Inc. (A)	9,762	290,517
Cambium Networks Corp. (A)	1,132	28,391
Casa Systems, Inc. (A)	6,236	38,476
Ciena Corp. (A)	49,626	2,622,734
Cisco Systems, Inc.	667,383	29,865,389
Clearfield, Inc. (A)	2,285	56,485
Comtech Telecommunications Corp.	4,677	96,767

The accompanying notes are an integral part of the financial statements.	151

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
Digi International, Inc. (A)	5,474	$103,459
DZS, Inc. (A)	2,638	40,810
Extreme Networks, Inc. (A)	22,571	155,514
F5 Networks, Inc. (A)	9,799	1,724,036
Genasys, Inc. (A)	7,249	47,263
Harmonic, Inc. (A)	17,949	132,643
Infinera Corp. (A)	30,319	317,743
Inseego Corp. (A)(B)	13,048	201,853
InterDigital, Inc.	15,706	953,040
Juniper Networks, Inc.	53,139	1,196,159
KVH Industries, Inc. (A)	4,011	45,525
Lumentum Holdings, Inc. (A)	24,289	2,302,597
Motorola Solutions, Inc.	26,608	4,524,956
NETGEAR, Inc. (A)	5,449	221,393
NetScout Systems, Inc. (A)	36,374	997,375
Nokia OYJ (A)	1,062,488	4,103,671
Plantronics, Inc.	6,419	173,506
Ribbon Communications, Inc. (A)	12,911	84,696
Telefonaktiebolaget LM Ericsson, B Shares	548,502	6,524,679
ViaSat, Inc. (A)(B)	20,712	676,247
Viavi Solutions, Inc. (A)	42,468	635,958
		61,377,518
Electronic equipment, instruments and components – 1.4%
Akoustis Technologies, Inc. (A)(B)	6,744	82,479
Amphenol Corp., Class A	47,042	6,151,682
Arlo Technologies, Inc. (A)	15,129	117,855
Arrow Electronics, Inc. (A)	24,292	2,363,612
Avnet, Inc.	31,905	1,120,185
Azbil Corp.	23,200	1,269,088
Badger Meter, Inc.	5,394	507,360
Bel Fuse, Inc., Class B	2,293	34,464
Belden, Inc.	22,549	944,803
Benchmark Electronics, Inc.	6,715	181,372
CDW Corp.	22,853	3,011,797
Cognex Corp.	56,150	4,508,003
Coherent, Inc. (A)	7,834	1,175,257
Corning, Inc.	121,889	4,388,004
CTS Corp.	5,896	202,410
Daktronics, Inc.	9,213	43,117
ePlus, Inc. (A)	2,505	220,315
Fabrinet (A)	6,789	526,759
FARO Technologies, Inc. (A)	3,311	233,856
Fitbit, Inc., Class A (A)	45,473	309,216
FLIR Systems, Inc.	21,003	920,561
Halma PLC	71,343	2,389,296
Hamamatsu Photonics KK	26,400	1,510,444
Hexagon AB, B Shares	52,889	4,848,969
Hirose Electric Company, Ltd.	6,075	922,010
Hitachi, Ltd.	181,894	7,179,228
Ibiden Company, Ltd.	19,900	930,269
II-VI, Inc. (A)	52,225	3,967,011
Insight Enterprises, Inc. (A)	6,438	489,867
Intellicheck, Inc. (A)	4,004	45,666
IPG Photonics Corp. (A)	5,716	1,279,184
Iteris, Inc. (A)	9,709	54,856
Itron, Inc. (A)	7,471	716,469
Jabil, Inc.	43,254	1,839,593
Keyence Corp.	34,300	19,294,319
Keysight Technologies, Inc. (A)	29,182	3,854,650
Kimball Electronics, Inc. (A)	4,617	73,826
Knowles Corp. (A)	16,468	303,505
Kyocera Corp.	60,363	3,704,985
Littelfuse, Inc.	7,862	2,002,137
Luna Innovations, Inc. (A)	6,029	59,567
Methode Electronics, Inc.	6,733	257,739
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
MTS Systems Corp.	3,621	$210,597
Murata Manufacturing Company, Ltd.	107,939	9,771,665
Napco Security Technologies, Inc. (A)	2,249	58,969
National Instruments Corp.	42,136	1,851,456
nLight, Inc. (A)	6,526	213,074
Novanta, Inc. (A)	6,339	749,397
Omron Corp.	34,918	3,117,173
OSI Systems, Inc. (A)	3,148	293,457
PAR Technology Corp. (A)(B)	3,506	220,142
PC Connection, Inc. (A)	2,040	96,472
Plexus Corp. (A)	5,297	414,278
Powerfleet, Inc. (A)	6,807	50,576
Rogers Corp. (A)	3,455	536,527
Sanmina Corp. (A)	11,848	377,833
ScanSource, Inc. (A)	4,875	128,603
Shimadzu Corp.	41,692	1,620,566
SYNNEX Corp.	13,306	1,083,641
TDK Corp.	24,321	3,669,637
TE Connectivity, Ltd.	52,016	6,297,577
Trimble, Inc. (A)	80,442	5,371,112
TTM Technologies, Inc. (A)	18,311	252,600
Venture Corp., Ltd.	51,900	763,127
Vishay Intertechnology, Inc.	67,364	1,395,108
Vishay Precision Group, Inc. (A)	2,444	76,937
Vontier Corp. (A)	21,597	721,340
Yokogawa Electric Corp.	42,892	855,488
Zebra Technologies Corp., Class A (A)	8,283	3,183,405
		127,416,542
IT services – 3.8%
Accenture PLC, Class A	100,063	26,137,456
Adyen NV (A)(C)	3,413	7,930,245
Afterpay, Ltd. (A)	39,952	3,631,864
Akamai Technologies, Inc. (A)	26,062	2,736,249
Alliance Data Systems Corp.	15,412	1,142,029
Amadeus IT Group SA	84,659	6,249,294
Atos SE (A)	18,603	1,698,744
Automatic Data Processing, Inc.	67,700	11,928,740
Bechtle AG	5,130	1,126,499
Brightcove, Inc. (A)	7,491	137,834
Broadridge Financial Solutions, Inc.	18,447	2,826,080
CACI International, Inc., Class A (A)	8,106	2,021,069
Capgemini SE	30,251	4,705,612
Cardtronics PLC, Class A (A)	6,788	239,616
Cass Information Systems, Inc.	2,758	107,314
Cognizant Technology Solutions Corp., Class A	84,361	6,913,384
Computershare, Ltd.	91,480	1,029,435
Concentrix Corp. (A)	13,306	1,313,302
Conduent, Inc. (A)	31,209	149,803
CSG Systems International, Inc.	6,117	275,693
DXC Technology Company	40,716	1,048,437
Edenred (B)	46,338	2,631,592
Endurance International Group Holdings, Inc. (A)	12,327	116,490
EVERTEC, Inc.	11,162	438,890
EVO Payments, Inc., Class A (A)	7,654	206,735
ExlService Holdings, Inc. (A)	6,159	524,316
Fidelity National Information Services, Inc.	97,948	13,855,724
Fiserv, Inc. (A)	87,808	9,997,819
FleetCor Technologies, Inc. (A)	13,111	3,577,074
Fujitsu, Ltd.	36,923	5,336,681
Gartner, Inc. (A)	14,293	2,289,596
Global Payments, Inc.	47,253	10,179,241
GMO Payment Gateway, Inc.	7,700	1,034,751

The accompanying notes are an integral part of the financial statements.	152

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
GreenSky, Inc., Class A (A)	12,552	$58,116
Grid Dynamics Holdings, Inc. (A)	5,100	64,260
i3 Verticals, Inc., Class A (A)	3,495	116,034
IBM Corp.	140,665	17,706,910
International Money Express, Inc. (A)	5,528	85,795
Itochu Techno-Solutions Corp.	18,000	642,744
Jack Henry & Associates, Inc.	11,658	1,888,479
KBR, Inc.	72,388	2,238,961
Leidos Holdings, Inc.	21,410	2,250,619
Limelight Networks, Inc. (A)(B)	22,471	89,659
LiveRamp Holdings, Inc. (A)	33,169	2,427,639
ManTech International Corp., Class A	5,042	448,435
Mastercard, Inc., Class A	138,966	49,602,524
MAXIMUS, Inc.	31,058	2,273,135
MoneyGram International, Inc. (A)	11,781	64,383
NEC Corp.	48,684	2,614,800
Nexi SpA (A)(C)	82,582	1,643,308
NIC, Inc.	12,245	316,288
Nomura Research Institute, Ltd.	60,200	2,153,566
NTT Data Corp.	118,610	1,623,570
Obic Company, Ltd.	13,100	2,632,808
Otsuka Corp.	19,600	1,033,842
Paychex, Inc.	50,278	4,684,904
PayPal Holdings, Inc. (A)	185,024	43,332,621
Paysign, Inc. (A)	6,829	31,687
Perficient, Inc. (A)	6,042	287,901
Perspecta, Inc.	70,163	1,689,525
Rackspace Technology, Inc. (A)	6,284	119,773
Repay Holdings Corp. (A)	11,248	306,508
Sabre Corp.	101,834	1,224,045
Science Applications International Corp.	18,655	1,765,509
SCSK Corp.	9,800	560,418
ServiceSource International, Inc. (A)	20,425	35,948
StarTek, Inc. (A)	4,119	30,975
Sykes Enterprises, Inc. (A)	7,140	268,964
The Hackett Group, Inc.	4,970	71,518
The Western Union Company	65,836	1,444,442
TIS, Inc.	42,100	863,030
TTEC Holdings, Inc.	3,372	245,920
Tucows, Inc., Class A (A)(B)	1,756	129,751
Unisys Corp. (A)	11,551	227,324
VeriSign, Inc. (A)	15,734	3,404,838
Verra Mobility Corp. (A)	25,119	337,097
Virtusa Corp. (A)	5,420	277,125
Visa, Inc., Class A	267,877	58,592,736
WEX, Inc. (A)	14,178	2,885,648
Wix.com, Ltd. (A)	10,400	2,599,584
Worldline SA (A)(C)	44,989	4,370,594
		355,301,868
Semiconductors and semiconductor equipment – 4.1%
Advanced Energy Industries, Inc. (A)	7,048	683,445
Advanced Micro Devices, Inc. (A)	189,901	17,415,821
Advantest Corp.	37,500	2,808,819
Alpha & Omega Semiconductor, Ltd. (A)	3,945	93,260
Ambarella, Inc. (A)	6,157	565,336
Amkor Technology, Inc.	18,409	277,608
Analog Devices, Inc.	58,380	8,624,477
Applied Materials, Inc.	144,258	12,449,465
ASM Pacific Technology, Ltd.	57,668	761,603
ASML Holding NV	79,991	38,729,799
Atomera, Inc. (A)(B)	3,715	59,774
Axcelis Technologies, Inc. (A)	6,165	179,525
AXT, Inc. (A)	7,675	73,450
Broadcom, Inc.	63,907	27,981,680
Brooks Automation, Inc.	13,471	914,007
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
CEVA, Inc. (A)	4,097	$186,414
Cirrus Logic, Inc. (A)	18,638	1,532,044
CMC Materials, Inc.	14,747	2,231,221
Cohu, Inc.	7,674	292,993
Cree, Inc. (A)	35,426	3,751,613
CyberOptics Corp. (A)	1,572	35,669
Diodes, Inc. (A)	7,841	552,791
Disco Corp.	5,400	1,819,977
DSP Group, Inc. (A)	4,443	73,709
Enphase Energy, Inc. (A)	40,619	7,127,416
First Solar, Inc. (A)	27,239	2,694,482
FormFactor, Inc. (A)	14,356	617,595
GSI Technology, Inc. (A)	4,613	34,136
Ichor Holdings, Ltd. (A)	4,151	125,132
Impinj, Inc. (A)	3,185	133,356
Infineon Technologies AG	245,412	9,371,942
Intel Corp.	647,297	32,248,337
KLA Corp.	24,400	6,317,404
Lam Research Corp.	22,749	10,743,670
Lasertec Corp.	14,200	1,666,695
Lattice Semiconductor Corp. (A)	25,116	1,150,815
MACOM Technology Solutions Holdings, Inc. (A)	8,754	481,820
Maxeon Solar Technologies, Ltd. (A)(B)	1,851	52,513
Maxim Integrated Products, Inc.	42,765	3,791,117
MaxLinear, Inc. (A)	12,629	482,302
Microchip Technology, Inc.	41,146	5,682,674
Micron Technology, Inc. (A)	175,805	13,217,020
MKS Instruments, Inc.	17,718	2,665,673
Monolithic Power Systems, Inc.	13,636	4,993,912
NeoPhotonics Corp. (A)	9,454	85,937
NVE Corp.	1,113	62,528
NVIDIA Corp.	97,763	51,051,839
Onto Innovation, Inc. (A)	8,830	419,867
PDF Solutions, Inc. (A)	5,476	118,282
Photronics, Inc. (A)	11,661	130,137
Power Integrations, Inc.	10,918	893,747
Qorvo, Inc. (A)	17,679	2,939,487
QUALCOMM, Inc.	178,620	27,210,971
Rambus, Inc. (A)	21,138	369,069
Renesas Electronics Corp. (A)	145,500	1,522,946
Rohm Company, Ltd.	16,442	1,593,899
Semtech Corp. (A)	32,845	2,367,796
Silicon Laboratories, Inc. (A)	22,189	2,825,547
SiTime Corp. (A)	1,700	190,281
Skyworks Solutions, Inc.	26,089	3,988,486
SMART Global Holdings, Inc. (A)	2,634	99,117
SolarEdge Technologies, Inc. (A)	16,469	5,255,587
STMicroelectronics NV	119,780	4,431,350
SUMCO Corp.	49,200	1,080,349
SunPower Corp. (A)(B)	14,226	364,755
Synaptics, Inc. (A)	17,370	1,674,468
Teradyne, Inc.	26,595	3,188,475
Texas Instruments, Inc.	145,134	23,820,843
Tokyo Electron, Ltd.	28,060	10,482,171
Ultra Clean Holdings, Inc. (A)	7,454	232,192
Universal Display Corp.	13,781	3,166,874
Veeco Instruments, Inc. (A)	9,197	159,660
Xilinx, Inc.	38,486	5,456,160
		380,875,331
Software – 5.7%
8x8, Inc. (A)	19,511	672,544
A10 Networks, Inc. (A)	11,644	114,810
ACI Worldwide, Inc. (A)	58,918	2,264,219
Adobe, Inc. (A)	75,779	37,898,593

The accompanying notes are an integral part of the financial statements.	153

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Agilysys, Inc. (A)	3,556	$136,479
Alarm.com Holdings, Inc. (A)	8,840	914,498
Altair Engineering, Inc., Class A (A)(B)	8,044	468,000
American Software, Inc., Class A	5,827	100,050
ANSYS, Inc. (A)	13,456	4,895,293
Appfolio, Inc., Class A (A)	3,044	548,042
Appian Corp. (A)(B)	6,605	1,070,604
Autodesk, Inc. (A)	34,714	10,599,573
Avaya Holdings Corp. (A)	15,479	296,423
AVEVA Group PLC	12,140	530,015
Benefitfocus, Inc. (A)	5,604	81,146
Blackbaud, Inc.	25,233	1,452,411
Blackline, Inc. (A)	9,404	1,254,306
Bottomline Technologies DE, Inc. (A)	8,087	426,508
Box, Inc., Class A (A)	26,107	471,231
Cadence Design Systems, Inc. (A)	43,873	5,985,593
CDK Global, Inc.	39,002	2,021,474
Cerence, Inc. (A)	6,837	686,982
Ceridian HCM Holding, Inc. (A)	41,797	4,453,888
ChannelAdvisor Corp. (A)	5,322	85,046
Check Point Software Technologies, Ltd. (A)	21,126	2,807,857
Citrix Systems, Inc.	19,026	2,475,283
Cloudera, Inc. (A)	38,203	531,404
CommVault Systems, Inc. (A)	23,047	1,276,112
Cornerstone OnDemand, Inc. (A)	11,303	497,784
CyberArk Software, Ltd. (A)	7,300	1,179,607
Dassault Systemes SE	24,830	5,036,007
Digimarc Corp. (A)(B)	2,273	107,377
Digital Turbine, Inc. (A)	15,612	883,015
Domo, Inc., Class B (A)	4,870	310,560
Ebix, Inc.	4,934	187,344
eGain Corp. (A)	4,265	50,370
Envestnet, Inc. (A)	9,867	811,955
Fair Isaac Corp. (A)	9,366	4,786,401
Fortinet, Inc. (A)	21,516	3,195,771
GTY Technology Holdings, Inc. (A)	10,081	52,220
Intelligent Systems Corp. (A)(B)	1,517	60,847
Intuit, Inc.	41,503	15,764,915
j2 Global, Inc. (A)	21,809	2,130,521
LivePerson, Inc. (A)	11,566	719,752
Manhattan Associates, Inc. (A)	20,389	2,144,515
Microsoft Corp.	1,194,057	265,582,158
MicroStrategy, Inc., Class A (A)(B)	1,365	530,371
Mimecast, Ltd. (A)	10,656	605,687
Mitek Systems, Inc. (A)	7,843	139,449
Model N, Inc. (A)	6,379	227,603
Nemetschek SE	10,852	806,503
Nice, Ltd. (A)(B)	11,789	3,335,315
NortonLifeLock, Inc.	94,668	1,967,201
OneSpan, Inc. (A)	6,271	129,684
Oracle Corp.	299,640	19,383,712
Oracle Corp. Japan	7,206	939,335
Paycom Software, Inc. (A)	7,611	3,442,075
Paylocity Holding Corp. (A)	12,061	2,483,481
Ping Identity Holding Corp. (A)	6,867	196,671
Progress Software Corp.	8,350	377,337
PROS Holdings, Inc. (A)	7,362	373,769
PTC, Inc. (A)	33,755	4,037,436
Q2 Holdings, Inc. (A)	9,282	1,174,451
QAD, Inc., Class A	2,183	137,922
Qualys, Inc. (A)	17,111	2,085,318
Rapid7, Inc. (A)	9,536	859,766
Sailpoint Technologies Holdings, Inc. (A)	45,681	2,432,056
salesforce.com, Inc. (A)	144,492	32,153,805
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
SAP SE	196,233	$25,415,839
Sapiens International Corp. NV	4,923	150,693
ServiceNow, Inc. (A)	30,723	16,910,861
ShotSpotter, Inc. (A)	1,649	62,167
Smith Micro Software, Inc. (A)(B)	8,022	43,479
Sprout Social, Inc., Class A (A)	5,189	235,632
SPS Commerce, Inc. (A)	6,532	709,310
Sumo Logic, Inc. (A)(B)	2,579	73,708
SVMK, Inc. (A)	22,634	578,299
Synchronoss Technologies, Inc. (A)	8,542	40,147
Synopsys, Inc. (A)	23,913	6,199,206
TeamViewer AG (A)(B)(C)	28,339	1,522,297
Telenav, Inc. (A)	7,925	37,248
Temenos AG	12,538	1,746,913
Tenable Holdings, Inc. (A)	13,147	687,062
Teradata Corp. (A)	35,206	791,079
The Sage Group PLC	205,009	1,627,817
Trend Micro, Inc. (B)	25,064	1,443,012
Tyler Technologies, Inc. (A)	6,446	2,813,808
Upland Software, Inc. (A)	4,916	225,595
Varonis Systems, Inc. (A)	5,812	950,901
Verint Systems, Inc. (A)	11,905	799,778
Veritone, Inc. (A)(B)	4,389	124,867
VirnetX Holding Corp. (B)	12,358	62,284
WiseTech Global, Ltd.	27,377	650,619
Workiva, Inc. (A)	7,355	673,865
Xero, Ltd. (A)	22,818	2,589,822
Xperi Holding Corp.	19,476	407,048
Yext, Inc. (A)	19,208	301,950
Zix Corp. (A)	10,740	92,686
Zuora, Inc., Class A (A)	18,989	264,517
		534,070,959
Technology hardware, storage and peripherals – 3.9%
3D Systems Corp. (A)(B)	22,266	233,348
Apple, Inc.	2,523,749	334,876,255
Avid Technology, Inc. (A)	5,987	95,014
Brother Industries, Ltd.	41,836	863,640
Canon, Inc. (B)	187,977	3,641,589
Corsair Gaming, Inc. (A)(B)	2,763	100,076
Diebold Nixdorf, Inc. (A)	13,235	141,085
Eastman Kodak Company (A)(B)	3,097	25,210
FUJIFILM Holdings Corp.	67,738	3,573,315
Hewlett Packard Enterprise Company	206,052	2,441,716
HP, Inc.	215,908	5,309,178
Immersion Corp. (A)	3,663	41,355
Intevac, Inc. (A)	5,403	38,956
Logitech International SA	30,904	3,000,622
NCR Corp. (A)	41,472	1,558,103
NetApp, Inc.	35,561	2,355,561
Quantum Corp. (A)	6,391	39,113
Ricoh Company, Ltd.	125,977	828,410
Seagate Technology PLC	35,751	2,222,282
Seiko Epson Corp.	52,547	780,855
Super Micro Computer, Inc. (A)	8,227	260,467
Western Digital Corp.	48,458	2,684,089
Xerox Holdings Corp.	24,391	565,627
		365,675,866
		1,824,718,084
Materials – 4.5%
Chemicals – 2.4%
AdvanSix, Inc. (A)	5,175	103,448
Air Liquide SA	88,983	14,588,480
Air Products & Chemicals, Inc.	34,898	9,534,832
Air Water, Inc.	34,507	613,991

The accompanying notes are an integral part of the financial statements.	154

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Akzo Nobel NV	36,262	$3,892,167
Albemarle Corp.	17,036	2,513,151
American Vanguard Corp.	5,699	88,448
Amyris, Inc. (A)	20,781	128,323
Arkema SA	12,978	1,484,967
Asahi Kasei Corp.	235,757	2,416,540
Ashland Global Holdings, Inc.	17,578	1,392,178
Avient Corp.	46,388	1,868,509
Balchem Corp.	5,984	689,476
BASF SE	172,603	13,643,000
Cabot Corp.	18,237	818,477
Celanese Corp.	18,192	2,363,868
CF Industries Holdings, Inc.	34,259	1,326,166
Chase Corp.	1,374	138,788
Chr. Hansen Holding A/S (A)	19,822	2,048,042
Clariant AG	37,428	794,072
Corteva, Inc.	117,389	4,545,302
Covestro AG (C)	34,491	2,125,108
Croda International PLC	26,218	2,357,783
Dow, Inc.	116,887	6,487,229
DuPont de Nemours, Inc.	115,761	8,231,765
Eastman Chemical Company	21,681	2,174,171
Ecolab, Inc.	39,198	8,480,879
EMS-Chemie Holding AG	1,538	1,479,498
Evonik Industries AG	39,407	1,287,999
Ferro Corp. (A)	15,167	221,893
FMC Corp.	20,754	2,385,257
FutureFuel Corp.	4,899	62,217
GCP Applied Technologies, Inc. (A)	9,153	216,468
Givaudan SA	1,735	7,340,476
Hawkins, Inc.	1,860	97,297
HB Fuller Company	9,535	494,676
ICL Group, Ltd.	132,355	675,632
Ingevity Corp. (A)	21,046	1,593,814
Innospec, Inc.	4,541	412,005
International Flavors & Fragrances, Inc. (B)	17,128	1,864,212
Intrepid Potash, Inc. (A)	2,175	52,526
Johnson Matthey PLC	36,368	1,204,896
JSR Corp.	38,290	1,067,624
Kansai Paint Company, Ltd.	33,254	1,025,066
Koninklijke DSM NV	32,389	5,569,974
Koppers Holdings, Inc. (A)	3,933	122,552
Kraton Corp. (A)	5,833	162,099
Kronos Worldwide, Inc.	4,204	62,682
Kuraray Company, Ltd.	60,006	638,893
LANXESS AG	15,612	1,187,303
Linde PLC	82,897	21,844,188
Livent Corp. (A)	27,353	515,331
LyondellBasell Industries NV, Class A	40,072	3,673,000
Minerals Technologies, Inc.	17,106	1,062,625
Mitsubishi Chemical Holdings Corp.	240,659	1,457,995
Mitsubishi Gas Chemical Company, Inc.	29,670	682,273
Mitsui Chemicals, Inc.	34,618	1,016,915
NewMarket Corp.	2,364	941,558
Nippon Paint Holdings Company, Ltd.	27,500	3,021,766
Nippon Sanso Holdings Corp.	28,457	529,343
Nissan Chemical Corp.	23,200	1,454,745
Nitto Denko Corp.	29,787	2,668,320
Novozymes A/S, B Shares	39,112	2,227,817
Olin Corp.	45,890	1,127,058
Orica, Ltd.	76,270	892,039
Orion Engineered Carbons SA	11,228	192,448
PPG Industries, Inc.	37,111	5,352,148
PQ Group Holdings, Inc.	7,187	102,487
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Quaker Chemical Corp.	2,463	$624,100
Rayonier Advanced Materials, Inc. (A)	11,870	77,392
RPM International, Inc.	41,764	3,791,336
Sensient Technologies Corp.	21,530	1,588,268
Shin-Etsu Chemical Company, Ltd.	66,546	11,679,869
Sika AG	26,644	7,262,974
Solvay SA	13,928	1,642,592
Stepan Company	3,961	472,627
Sumitomo Chemical Company, Ltd.	279,944	1,128,392
Symrise AG	24,177	3,214,171
Teijin, Ltd.	33,448	629,428
The Chemours Company	53,049	1,315,085
The Mosaic Company	55,256	1,271,441
The Scotts Miracle-Gro Company	13,081	2,604,950
The Sherwin-Williams Company	12,900	9,480,339
Toray Industries, Inc.	260,572	1,545,557
Tosoh Corp.	48,900	764,021
Trecora Resources (A)	6,421	44,883
Tredegar Corp.	5,084	84,903
Trinseo SA	7,108	364,001
Tronox Holdings PLC, Class A	16,649	243,408
Umicore SA	37,042	1,780,426
Valvoline, Inc.	59,206	1,370,027
Yara International ASA	32,752	1,358,734
		227,175,199
Construction materials – 0.3%
CRH PLC	147,512	6,273,179
Eagle Materials, Inc.	13,487	1,366,907
Forterra, Inc. (A)	5,383	92,561
HeidelbergCement AG	27,965	2,082,148
James Hardie Industries PLC, CHESS Depositary Interest (A)	83,311	2,469,090
LafargeHolcim, Ltd. (A)	98,385	5,400,133
Martin Marietta Materials, Inc.	9,974	2,832,317
Summit Materials, Inc., Class A (A)	21,398	429,672
Taiheiyo Cement Corp.	21,470	537,804
U.S. Concrete, Inc. (A)	3,033	121,229
United States Lime & Minerals, Inc.	419	47,766
Vulcan Materials Company	20,502	3,040,652
		24,693,458
Containers and packaging – 0.3%
Amcor PLC	242,618	2,855,614
AptarGroup, Inc.	20,825	2,850,734
Avery Dennison Corp.	13,369	2,073,666
Ball Corp.	51,222	4,772,866
Greif, Inc., Class A	13,366	626,598
Greif, Inc., Class B	941	45,526
International Paper Company	60,972	3,031,528
Myers Industries, Inc.	6,850	142,343
O-I Glass, Inc.	79,735	948,847
Packaging Corp. of America	15,191	2,094,991
Pactiv Evergreen, Inc. (A)	6,897	125,112
Ranpak Holdings Corp. (A)	5,701	76,621
Sealed Air Corp.	24,937	1,141,865
Silgan Holdings, Inc.	25,070	929,596
Smurfit Kappa Group PLC	46,056	2,152,805
Sonoco Products Company	32,204	1,908,087
UFP Technologies, Inc. (A)	1,429	66,591
Westrock Company	41,588	1,810,326
		27,653,716
Metals and mining – 1.4%
1911 Gold Corp. (A)	3,149	1,337
Alcoa Corp. (A)	34,694	799,697
Allegheny Technologies, Inc. (A)	23,647	396,560

The accompanying notes are an integral part of the financial statements.	155

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Anglo American PLC	230,534	$7,612,748
Antofagasta PLC	74,107	1,453,918
ArcelorMittal SA (A)	134,707	3,080,742
Arconic Corp. (A)	18,433	549,303
BHP Group PLC	396,904	10,480,008
BHP Group, Ltd.	553,588	18,088,234
BlueScope Steel, Ltd.	94,452	1,275,553
Boliden AB	51,398	1,823,464
Caledonia Mining Corp. PLC	2,474	39,287
Carpenter Technology Corp.	8,910	259,459
Century Aluminum Company (A)	9,512	104,917
Cleveland-Cliffs, Inc. (B)	73,195	1,065,719
Coeur Mining, Inc. (A)	45,143	467,230
Commercial Metals Company	60,377	1,240,144
Compass Minerals International, Inc.	17,277	1,066,336
Evolution Mining, Ltd.	305,004	1,173,766
Evraz PLC	95,819	612,372
Fortescue Metals Group, Ltd.	318,232	5,748,034
Fortitude Gold Corp. (A)(D)	4,000	4,200
Freeport-McMoRan, Inc.	228,585	5,947,782
Fresnillo PLC	34,620	534,727
Gatos Silver, Inc. (A)	4,705	61,306
Glencore PLC (A)	1,877,952	5,963,988
Gold Resource Corp.	14,001	40,743
Haynes International, Inc.	2,561	61,054
Hecla Mining Company	96,786	627,173
Hitachi Metals, Ltd.	40,264	612,171
JFE Holdings, Inc. (A)	92,333	886,517
Kaiser Aluminum Corp.	2,949	291,656
Materion Corp.	3,800	242,136
Newcrest Mining, Ltd.	153,357	3,060,661
Newmont Corp.	126,759	7,591,597
Nippon Steel Corp. (A)	151,800	1,957,790
Norsk Hydro ASA	252,722	1,176,187
Northern Star Resources, Ltd.	139,205	1,360,587
Novagold Resources, Inc. (A)	43,881	424,329
Nucor Corp.	48,357	2,572,109
Reliance Steel & Aluminum Company	20,484	2,452,959
Rio Tinto PLC	210,854	15,871,634
Rio Tinto, Ltd.	69,760	6,134,801
Royal Gold, Inc.	21,067	2,240,686
Ryerson Holding Corp. (A)	3,207	43,743
Schnitzer Steel Industries, Inc., Class A	4,866	155,274
South32, Ltd.	910,712	1,740,522
Steel Dynamics, Inc.	64,209	2,367,386
Sumitomo Metal Mining Company, Ltd.	43,707	1,944,130
SunCoke Energy, Inc.	16,046	69,800
TimkenSteel Corp. (A)	9,791	45,724
United States Steel Corp.	111,856	1,875,825
voestalpine AG	21,809	778,377
Warrior Met Coal, Inc.	9,439	201,239
Worthington Industries, Inc.	18,374	943,321
		127,620,962
Paper and forest products – 0.1%
Boise Cascade Company	7,276	347,793
Clearwater Paper Corp. (A)	3,045	114,949
Domtar Corp.	27,992	885,947
Glatfelter Corp.	8,415	137,838
Louisiana-Pacific Corp.	55,428	2,060,259
Mondi PLC	91,246	2,138,063
Neenah, Inc.	3,190	176,471
Oji Holdings Corp.	162,038	922,498
Schweitzer-Mauduit International, Inc.	5,778	232,333
Stora Enso OYJ, R Shares	109,325	2,093,323
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Paper and forest products (continued)
Svenska Cellulosa AB SCA, B Shares (A)(B)	113,854	$1,990,638
UPM-Kymmene OYJ	100,302	3,740,427
Verso Corp., Class A	5,929	71,267
		14,911,806
		422,055,141
Real estate – 3.2%
Equity real estate investment trusts – 2.6%
Acadia Realty Trust	15,913	225,805
Agree Realty Corp.	9,791	651,885
Alexander & Baldwin, Inc.	13,592	233,511
Alexander's, Inc.	401	111,217
Alexandria Real Estate Equities, Inc.	19,478	3,471,369
American Assets Trust, Inc.	9,412	271,819
American Campus Communities, Inc.	44,152	1,888,381
American Finance Trust, Inc.	20,297	150,807
American Tower Corp.	70,207	15,758,663
Apartment Income REIT Corp. (A)	47,822	1,836,843
Armada Hoffler Properties, Inc.	10,971	123,095
Ascendas Real Estate Investment Trust	604,178	1,363,906
AvalonBay Communities, Inc.	21,925	3,517,428
Bluerock Residential Growth REIT, Inc.	5,349	67,772
Boston Properties, Inc.	22,686	2,144,508
Brixmor Property Group, Inc.	94,965	1,571,671
Broadstone Net Lease, Inc., Class A	6,305	123,452
BRT Apartments Corp.	2,988	45,418
Camden Property Trust	31,326	3,130,094
CapitaLand Integrated Commercial Trust	851,194	1,392,065
CareTrust REIT, Inc.	17,795	394,693
CatchMark Timber Trust, Inc., Class A	9,942	93,057
Centerspace	2,413	170,454
Chatham Lodging Trust	8,923	96,368
CIM Commercial Trust Corp.	3,257	46,380
City Office REIT, Inc.	8,467	82,723
Colony Capital, Inc.	89,945	432,635
Columbia Property Trust, Inc.	21,360	306,302
Community Healthcare Trust, Inc.	4,027	189,712
CoreCivic, Inc.	22,222	145,554
CorePoint Lodging, Inc.	8,287	57,015
CoreSite Realty Corp.	13,738	1,721,097
Corporate Office Properties Trust	36,234	944,983
Cousins Properties, Inc.	47,623	1,595,371
Covivio	9,766	896,147
Crown Castle International Corp.	68,159	10,850,231
CyrusOne, Inc.	38,737	2,833,612
Daiwa House REIT Investment Corp.	371	917,805
Dexus	205,057	1,487,264
DiamondRock Hospitality Company (A)	37,362	308,237
Digital Realty Trust, Inc.	44,197	6,165,923
Diversified Healthcare Trust	44,493	183,311
Douglas Emmett, Inc.	52,825	1,541,434
Duke Realty Corp.	59,356	2,372,459
Easterly Government Properties, Inc.	14,898	337,440
EastGroup Properties, Inc.	19,838	2,738,834
EPR Properties	24,099	783,218
Equinix, Inc.	14,043	10,029,230
Equity Residential	53,186	3,152,866
Essential Properties Realty Trust, Inc.	18,937	401,464
Essex Property Trust, Inc.	10,036	2,382,747
Extra Space Storage, Inc.	20,674	2,395,290
Farmland Partners, Inc.	6,378	55,489
Federal Realty Investment Trust	11,026	938,533
First Industrial Realty Trust, Inc.	41,523	1,749,364
Four Corners Property Trust, Inc.	13,026	387,784
Franklin Street Properties Corp.	19,719	86,172

The accompanying notes are an integral part of the financial statements.	156

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Front Yard Residential Corp.	9,413	$152,491
Gecina SA	8,615	1,339,633
Getty Realty Corp.	6,208	170,968
Gladstone Commercial Corp.	6,502	117,036
Gladstone Land Corp.	4,782	70,008
Global Medical REIT, Inc.	8,128	106,152
Global Net Lease, Inc.	16,803	288,003
GLP J-REIT	711	1,121,966
Goodman Group	311,849	4,558,444
Healthcare Realty Trust, Inc.	68,918	2,039,973
Healthpeak Properties, Inc.	82,992	2,508,848
Hersha Hospitality Trust	7,012	55,325
Highwoods Properties, Inc.	33,234	1,317,063
Host Hotels & Resorts, Inc.	112,967	1,652,707
Hudson Pacific Properties, Inc.	48,844	1,173,233
Independence Realty Trust, Inc.	17,468	234,595
Industrial Logistics Properties Trust	11,849	275,963
Innovative Industrial Properties, Inc.	4,004	733,253
Iron Mountain, Inc.	46,158	1,360,738
iStar, Inc.	13,449	199,718
Japan Real Estate Investment Corp.	247	1,427,251
Japan Retail Fund Investment Corp.	489	889,955
JBG SMITH Properties	35,723	1,117,058
Kilroy Realty Corp.	33,639	1,930,879
Kimco Realty Corp.	69,279	1,039,878
Kite Realty Group Trust	15,449	231,117
Klepierre SA	36,637	826,310
Lamar Advertising Company, Class A	27,745	2,308,939
Land Securities Group PLC	132,375	1,222,617
Lexington Realty Trust	50,469	535,981
Life Storage, Inc.	15,640	1,867,260
Link REIT	388,706	3,530,140
LTC Properties, Inc.	7,168	278,907
Mack-Cali Realty Corp.	16,313	203,260
Mapletree Commercial Trust	404,800	652,526
Mapletree Logistics Trust	543,300	826,884
Medical Properties Trust, Inc.	172,419	3,757,010
Mid-America Apartment Communities, Inc.	18,319	2,320,834
Mirvac Group	739,856	1,502,627
Monmouth Real Estate Investment Corp.	17,435	301,974
National Health Investors, Inc.	7,890	545,751
National Retail Properties, Inc.	55,729	2,280,431
National Storage Affiliates Trust	11,636	419,245
NETSTREIT Corp.	2,572	50,128
New Senior Investment Group, Inc.	15,919	82,460
NexPoint Residential Trust, Inc.	4,029	170,467
Nippon Building Fund, Inc. (B)	278	1,612,316
Nippon Prologis REIT, Inc.	394	1,230,878
Nomura Real Estate Master Fund, Inc.	797	1,140,541
Office Properties Income Trust	9,059	205,820
Omega Healthcare Investors, Inc.	72,968	2,650,198
One Liberty Properties, Inc.	3,353	67,295
Orix JREIT, Inc.	493	815,584
Park Hotels & Resorts, Inc.	75,350	1,292,253
Pebblebrook Hotel Trust	66,595	1,251,986
Physicians Realty Trust	105,772	1,882,742
Piedmont Office Realty Trust, Inc., Class A	23,337	378,760
Plymouth Industrial REIT, Inc.	5,214	78,210
PotlatchDeltic Corp.	33,772	1,689,275
Preferred Apartment Communities, Inc., Class A	9,751	72,157
Prologis, Inc.	116,806	11,640,886
PS Business Parks, Inc.	10,164	1,350,491
Public Storage	23,925	5,525,000
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
QTS Realty Trust, Inc., Class A	11,513	$712,424
Rayonier, Inc.	44,093	1,295,452
Realty Income Corp.	55,269	3,436,074
Regency Centers Corp.	25,270	1,152,059
Retail Opportunity Investments Corp.	21,663	290,068
Retail Properties of America, Inc., Class A	40,059	342,905
Retail Value, Inc.	3,636	54,067
Rexford Industrial Realty, Inc.	41,997	2,062,473
RLJ Lodging Trust	30,779	435,523
RPT Realty	15,296	132,310
Ryman Hospitality Properties, Inc.	9,413	637,825
Sabra Health Care REIT, Inc.	104,551	1,816,051
Safehold, Inc.	3,215	233,055
Saul Centers, Inc.	2,310	73,181
SBA Communications Corp.	17,547	4,950,535
Scentre Group	975,396	2,095,139
Segro PLC	223,803	2,904,012
Seritage Growth Properties, Class A (A)	6,408	94,069
Service Properties Trust	83,853	963,471
Simon Property Group, Inc.	52,098	4,442,917
SITE Centers Corp.	28,583	289,260
SL Green Realty Corp.	11,733	699,052
Spirit Realty Capital, Inc.	36,696	1,474,078
STAG Industrial, Inc.	27,771	869,788
Stockland	448,184	1,446,994
STORE Capital Corp.	75,972	2,581,529
Summit Hotel Properties, Inc.	19,480	175,515
Sunstone Hotel Investors, Inc.	40,141	454,798
Suntec Real Estate Investment Trust	371,100	418,530
Tanger Factory Outlet Centers, Inc.	17,003	169,350
Terreno Realty Corp.	12,325	721,136
The British Land Company PLC	165,438	1,108,023
The GEO Group, Inc.	21,612	191,482
The GPT Group	366,057	1,273,267
The Macerich Company	64,106	684,011
UDR, Inc.	47,265	1,816,394
UMH Properties, Inc.	7,194	106,543
Unibail-Rodamco-Westfield (B)	26,022	2,026,720
United Urban Investment Corp.	557	689,576
Uniti Group, Inc.	36,121	423,699
Universal Health Realty Income Trust	2,460	158,104
Urban Edge Properties	57,151	739,534
Urstadt Biddle Properties, Inc., Class A	5,733	81,007
Ventas, Inc.	59,762	2,930,728
Vicinity Centres	727,166	899,119
Vornado Realty Trust	25,107	937,495
Washington Real Estate Investment Trust	15,396	333,015
Weingarten Realty Investors	38,894	842,833
Welltower, Inc.	65,365	4,223,886
Weyerhaeuser Company	116,636	3,910,805
Whitestone REIT	8,142	64,892
Xenia Hotels & Resorts, Inc.	21,269	323,289
		241,219,367
Real estate management and development – 0.6%
Aeon Mall Company, Ltd.	19,231	317,615
Aroundtown SA	187,742	1,399,791
Azrieli Group, Ltd.	7,976	506,931
CapitaLand, Ltd.	495,784	1,230,173
CBRE Group, Inc., Class A (A)	52,211	3,274,674
City Developments, Ltd.	85,413	514,882
CK Asset Holdings, Ltd.	486,062	2,487,130
CTO Realty Growth, Inc.	1,394	58,771
Cushman & Wakefield PLC (A)	20,624	305,854
Daito Trust Construction Company, Ltd.	12,311	1,150,519
Daiwa House Industry Company, Ltd.	106,466	3,165,520

The accompanying notes are an integral part of the financial statements.	157

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
Deutsche Wohnen SE	64,238	$3,427,405
ESR Cayman, Ltd. (A)(C)	316,200	1,135,048
eXp World Holdings, Inc. (A)	4,610	290,983
Fastighets AB Balder, B Shares (A)	19,029	993,586
Fathom Holdings, Inc. (A)	1,035	37,301
Forestar Group, Inc. (A)	3,220	64,980
FRP Holdings, Inc. (A)	1,414	64,408
Griffin Industrial Realty, Inc. (A)	695	43,438
Hang Lung Properties, Ltd.	380,313	1,002,223
Henderson Land Development Company, Ltd.	272,709	1,059,380
Hongkong Land Holdings, Ltd.	219,334	905,886
Hulic Company, Ltd. (B)	56,969	626,669
Jones Lang LaSalle, Inc. (A)	16,493	2,447,066
Kennedy-Wilson Holdings, Inc.	22,475	402,078
LEG Immobilien AG	13,414	2,081,112
Lendlease Corp., Ltd.	129,339	1,307,723
Marcus & Millichap, Inc. (A)	4,322	160,908
Mitsubishi Estate Company, Ltd.	222,224	3,571,768
Mitsui Fudosan Company, Ltd.	172,326	3,608,429
New World Development Company, Ltd.	287,392	1,337,064
Newmark Group, Inc., Class A	26,779	195,219
Nomura Real Estate Holdings, Inc.	21,763	482,564
Rafael Holdings, Inc., Class B (A)	1,927	44,938
RE/MAX Holdings, Inc., Class A	3,359	122,032
Realogy Holdings Corp. (A)	21,260	278,931
Redfin Corp. (A)	18,453	1,266,429
Sino Land Company, Ltd.	595,722	775,222
Sumitomo Realty & Development Company, Ltd.	58,183	1,796,271
Sun Hung Kai Properties, Ltd.	244,814	3,130,920
Swire Pacific, Ltd., Class A	93,518	515,135
Swire Properties, Ltd.	219,887	639,306
Swiss Prime Site AG	14,276	1,399,501
Tejon Ranch Company (A)	4,439	64,144
The RMR Group, Inc., Class A	2,922	112,848
The St. Joe Company	6,102	259,030
Tokyu Fudosan Holdings Corp.	114,981	614,184
UOL Group, Ltd.	87,170	508,295
Vonovia SE	97,988	7,156,462
Wharf Real Estate Investment Company, Ltd.	313,346	1,628,493
		59,969,239
		301,188,606
Utilities – 3.1%
Electric utilities – 1.8%
ALLETE, Inc.	26,355	1,632,429
Alliant Energy Corp.	39,988	2,060,582
American Electric Power Company, Inc.	78,287	6,518,958
AusNet Services	352,650	477,941
Chubu Electric Power Company, Inc.	121,129	1,461,782
CK Infrastructure Holdings, Ltd.	124,343	667,772
CLP Holdings, Ltd.	308,834	2,855,676
Duke Energy Corp.	116,360	10,653,922
Edison International	59,016	3,707,385
EDP - Energias de Portugal SA	521,895	3,275,676
Electricite de France SA (A)	116,650	1,845,909
Elia Group SA/NV (B)	5,805	692,887
Endesa SA	59,690	1,637,231
Enel SpA	1,528,430	15,551,359
Entergy Corp.	31,091	3,104,125
Evergy, Inc.	36,332	2,016,789
Eversource Energy	53,738	4,648,874
Exelon Corp.	153,779	6,492,549
FirstEnergy Corp.	86,836	2,658,050
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
Fortum OYJ	83,465	$2,016,525
Hawaiian Electric Industries, Inc.	35,265	1,248,028
HK Electric Investments & HK Electric Investments, Ltd.	498,000	490,130
Iberdrola SA	1,133,645	16,290,807
IDACORP, Inc.	16,163	1,552,133
Kyushu Electric Power Company, Inc.	71,318	615,250
Mercury NZ, Ltd.	128,008	602,428
MGE Energy, Inc.	6,907	483,697
NextEra Energy, Inc.	309,627	23,887,723
NRG Energy, Inc.	39,106	1,468,430
OGE Energy Corp.	64,238	2,046,623
Orsted A/S (C)	35,550	7,273,714
Otter Tail Corp.	7,660	326,393
Pinnacle West Capital Corp.	18,029	1,441,419
PNM Resources, Inc.	40,405	1,960,855
Portland General Electric Company	16,605	710,196
Power Assets Holdings, Ltd.	260,736	1,412,050
PPL Corp.	119,547	3,371,225
Red Electrica Corp. SA	81,342	1,670,038
SSE PLC	195,377	4,001,942
Terna Rete Elettrica Nazionale SpA	264,400	2,031,697
The Chugoku Electric Power Company, Inc.	54,536	640,009
The Kansai Electric Power Company, Inc.	132,324	1,251,529
The Southern Company	166,926	10,254,264
Tohoku Electric Power Company, Inc.	80,365	663,265
Tokyo Electric Power Company Holdings, Inc. (A)	271,828	718,005
Verbund AG (B)	12,796	1,087,112
Xcel Energy, Inc.	82,651	5,510,342
		166,985,725
Gas utilities – 0.3%
APA Group	221,727	1,649,753
Atmos Energy Corp.	19,758	1,885,506
Brookfield Infrastructure Corp., Class A	5,867	424,184
Chesapeake Utilities Corp.	3,032	328,093
Enagas SA	46,770	1,028,927
Hong Kong & China Gas Company, Ltd.	2,003,593	2,997,589
National Fuel Gas Company	29,076	1,195,896
Naturgy Energy Group SA	55,482	1,290,185
New Jersey Resources Corp.	48,589	1,727,339
Northwest Natural Holding Company	5,777	265,684
ONE Gas, Inc.	26,750	2,053,598
Osaka Gas Company, Ltd.	70,475	1,444,565
Snam SpA	378,944	2,140,122
South Jersey Industries, Inc.	18,836	405,916
Southwest Gas Holdings, Inc.	28,513	1,732,165
Spire, Inc.	25,859	1,656,010
Toho Gas Company, Ltd.	13,884	919,821
Tokyo Gas Company, Ltd.	70,696	1,636,271
UGI Corp.	66,921	2,339,558
		27,121,182
Independent power and renewable electricity producers – 0.1%
Atlantic Power Corp. (A)	23,758	49,892
Brookfield Renewable Corp., Class A	18,956	1,104,566
Clearway Energy, Inc., Class A	6,675	197,246
Clearway Energy, Inc., Class C	14,974	478,120
Meridian Energy, Ltd.	240,787	1,289,560
Ormat Technologies, Inc.	7,344	663,016
Sunnova Energy International, Inc. (A)	9,885	446,110
The AES Corp.	106,542	2,503,737

The accompanying notes are an integral part of the financial statements.	158

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Independent power and renewable electricity producers (continued)
Uniper SE (B)	37,825	$1,310,629
		8,042,876
Multi-utilities – 0.8%
AGL Energy, Ltd.	117,101	1,080,885
Ameren Corp.	39,577	3,089,381
Avista Corp.	12,572	504,640
Black Hills Corp.	31,861	1,957,858
CenterPoint Energy, Inc.	87,269	1,888,501
CMS Energy Corp.	45,857	2,797,736
Consolidated Edison, Inc.	53,579	3,872,154
Dominion Energy, Inc.	128,910	9,694,032
DTE Energy Company	30,859	3,746,591
E.ON SE (B)	421,912	4,671,931
Engie SA (A)	343,233	5,261,765
MDU Resources Group, Inc.	64,264	1,692,714
National Grid PLC	661,520	7,817,467
NiSource, Inc.	61,351	1,407,392
NorthWestern Corp.	25,693	1,498,159
Public Service Enterprise Group, Inc.	79,291	4,622,665
RWE AG	120,723	5,107,457
Sempra Energy	45,572	5,806,329
Suez SA	64,946	1,287,182
Unitil Corp.	2,893	128,073
Veolia Environnement SA	101,272	2,497,097
WEC Energy Group, Inc.	49,460	4,551,804
		74,981,813
Water utilities – 0.1%
American States Water Company	6,893	548,062
American Water Works Company, Inc.	28,371	4,354,097
Artesian Resources Corp., Class A	1,978	73,344
Cadiz, Inc. (A)(B)	5,695	60,652
California Water Service Group	9,268	500,750
Consolidated Water Company, Ltd.	4,047	48,766
Essential Utilities, Inc.	71,774	3,394,192
Global Water Resources, Inc.	3,675	52,957
Middlesex Water Company	3,225	233,716
Pure Cycle Corp. (A)	5,735	64,404
Severn Trent PLC	44,866	1,400,629
SJW Group	5,005	347,147
The York Water Company	2,461	114,683
United Utilities Group PLC	128,142	1,567,301
		12,760,700
		289,892,296
TOTAL COMMON STOCKS (Cost $4,834,505,216)		$9,075,336,670
PREFERRED SECURITIES – 0.2%
Consumer discretionary – 0.1%
Automobiles – 0.1%
Bayerische Motoren Werke AG	10,687	719,930
Porsche Automobil Holding SE	28,773	1,987,548
Volkswagen AG	34,875	6,517,570
		9,225,048
Consumer staples – 0.1%
Household products – 0.1%
Henkel AG & Company KGaA	33,480	3,775,020
Health care – 0.0%
Health care equipment and supplies – 0.0%
Sartorius AG (B)	6,684	2,815,163
Materials – 0.0%
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Chemicals – 0.0%
FUCHS PETROLUB SE	13,060	$736,878
TOTAL PREFERRED SECURITIES (Cost $11,759,066)		$16,552,109
RIGHTS – 0.0%
Pan American Silver Corp. (Expiration Date: 2-22-29) (A)(E)	54,671	45,104
TOTAL RIGHTS (Cost $16,278)		$45,104
WARRANTS – 0.0%
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (A)	200,486	52,086
Whiting Petroleum Corp., Class A (Expiration Date: 9-1-24; Strike Price: $73.44) (A)	917	1,605
Whiting Petroleum Corp., Class B (Expiration Date: 9-1-25; Strike Price: $83.45) (A)	458	870
TOTAL WARRANTS (Cost $15,655)		$54,561
SHORT-TERM INVESTMENTS – 3.5%
U.S. Government Agency – 2.3%
Federal Home Loan Bank Discount Note
0.060%, 03/12/2021 *	$60,000,000	59,989,950
0.070%, 02/19/2021 *	9,890,000	9,888,989
0.071%, 02/03/2021 *	91,700,000	91,693,886
0.075%, 01/27/2021 *	57,000,000	56,997,451
		218,570,276
Short-term funds – 1.0%
John Hancock Collateral Trust, 0.1386% (F)(G)	9,329,382	93,350,730
Repurchase agreement – 0.2%
Repurchase Agreement with State Street Corp. dated 12-31-20 at 0.000% to be repurchased at $19,408,000 on 1-4-21, collateralized by $19,819,400 U.S. Treasury Bills, 0.000% due 12-30-21 (valued at $19,796,350)	$19,408,000	19,408,000
TOTAL SHORT-TERM INVESTMENTS (Cost $331,339,713)		$331,329,006
Total Investments (Strategic Equity Allocation Trust) (Cost $5,177,635,928) – 100.4%		$9,423,317,450
Other assets and liabilities, net – (0.4%)		(39,961,650)
TOTAL NET ASSETS – 100.0%		$9,383,355,800
Currency Abbreviations
CHF	Swiss Franc
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-20.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 12-31-20.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	159

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
MSCI EAFE Index Futures	718	Long	Mar 2021	$74,637,838	$76,495,720	$1,857,882
Russell 2000 E-Mini Index Futures	195	Long	Mar 2021	18,697,787	19,254,300	556,513
S&P 500 Index E-Mini Futures	974	Long	Mar 2021	178,299,748	182,566,561	4,266,813
S&P Mid 400 Index E-Mini Futures	50	Long	Mar 2021	11,260,385	11,517,500	257,115
						$6,938,323
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Total Stock Market Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.3%
Communication services – 10.5%
Diversified telecommunication services – 1.2%
AT&T, Inc.	139,777	$4,019,987
ATN International, Inc.	316	13,196
Bandwidth, Inc., Class A (A)	499	76,681
CenturyLink, Inc.	21,754	212,102
Cincinnati Bell, Inc. (A)	1,094	16,716
Cogent Communications Holdings, Inc.	979	58,613
Consolidated Communications Holdings, Inc. (A)	1,652	8,078
Globalstar, Inc. (A)	32,583	11,033
IDT Corp., Class B (A)	637	7,873
Iridium Communications, Inc. (A)	2,764	108,694
Ooma, Inc. (A)	511	7,358
ORBCOMM, Inc. (A)	2,046	15,181
Verizon Communications, Inc.	80,960	4,756,400
Vonage Holdings Corp. (A)	5,098	65,637
		9,377,549
Entertainment – 2.0%
Activision Blizzard, Inc.	15,337	1,424,040
AMC Entertainment Holdings, Inc., Class A (B)	2,313	4,904
Chicken Soup For The Soul Entertainment, Inc. (A)	15	300
Cinemark Holdings, Inc.	2,446	42,585
Electronic Arts, Inc.	5,688	816,797
Gaia, Inc. (A)	509	5,029
Glu Mobile, Inc. (A)	3,150	28,382
Liberty Media Corp.-Liberty Braves, Class A (A)	1,147	28,526
Liberty Media Corp.-Liberty Formula One, Series A (A)	4,894	185,923
Lions Gate Entertainment Corp., Class B (A)	4,693	48,713
Live Nation Entertainment, Inc. (A)	4,462	327,868
LiveXLive Media, Inc. (A)	863	2,831
Madison Square Garden Entertainment Corp. (A)	499	52,415
Madison Square Garden Sports Corp. (A)	499	91,866
Netflix, Inc. (A)	8,728	4,719,491
Reading International, Inc., Class A (A)	608	3,052
Roku, Inc. (A)	2,453	814,445
Sciplay Corp., Class A (A)	2,733	37,852
Take-Two Interactive Software, Inc. (A)	2,340	486,229
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
The Marcus Corp.	654	$8,816
The Walt Disney Company (A)	35,713	6,470,481
Warner Music Group Corp., Class A	6,426	244,124
World Wrestling Entertainment, Inc., Class A	1,652	79,379
Zynga, Inc., Class A (A)	19,797	195,396
		16,119,444
Interactive media and services – 5.4%
Actua Corp. (A)(C)	909	68
Alphabet, Inc., Class C (A)	13,412	23,496,215
ANGI Homeservices, Inc., Class A (A)	10,603	139,907
CarGurus, Inc. (A)	2,365	75,041
Cars.com, Inc. (A)	1,453	16,419
Eventbrite, Inc., Class A (A)	1,808	32,725
EverQuote, Inc., Class A (A)	566	21,140
Facebook, Inc., Class A (A)	56,249	15,364,977
IAC/InterActiveCorp (A)	1,764	334,013
Liberty TripAdvisor Holdings, Inc., Class A (A)	1,370	5,946
Match Group, Inc. (A)	5,225	789,968
Pinterest, Inc., Class A (A)	11,654	767,999
QuinStreet, Inc. (A)	1,130	24,227
Snap, Inc., Class A (A)	23,773	1,190,314
TripAdvisor, Inc. (A)	2,658	76,497
TrueCar, Inc. (A)	2,492	10,466
Twitter, Inc. (A)	15,790	855,029
Yelp, Inc. (A)	1,481	48,384
Zillow Group, Inc., Class C (A)	4,332	562,294
ZoomInfo Technologies, Inc., Class A (A)	6,538	315,328
		44,126,957
Media – 1.5%
Altice USA, Inc., Class A (A)	11,714	443,609
AMC Networks, Inc., Class A (A)(B)	962	34,411
Boston Omaha Corp., Class A (A)	528	14,599
Cable One, Inc.	114	253,960
Cardlytics, Inc. (A)	535	76,382
Charter Communications, Inc., Class A (A)	4,072	2,693,832
Clear Channel Outdoor Holdings, Inc. (A)	8,922	14,721
Comcast Corp., Class A	89,904	4,710,970
comScore, Inc. (A)	1,582	3,939
Discovery, Inc., Series A (A)(B)	9,820	295,484
DISH Network Corp., Class A (A)	10,292	332,843
Emerald Holding, Inc.	1,734	9,398

The accompanying notes are an integral part of the financial statements.	160

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Entercom Communications Corp., Class A	3,101	$7,659
Entravision Communications Corp., Class A	2,355	6,476
Fox Corp., Class A	12,013	349,819
Gannett Company, Inc. (A)	2,798	9,401
Gray Television, Inc. (A)	2,122	37,963
Hemisphere Media Group, Inc. (A)	614	6,361
John Wiley & Sons, Inc., Class A	1,199	54,746
Lee Enterprises, Inc. (A)	458	577
Liberty Broadband Corp., Series A (A)	3,623	570,912
Liberty Broadband Corp., Series C (A)	1,279	202,555
Liberty Media Corp.-Liberty SiriusXM, Series A (A)	6,619	285,875
Loral Space & Communications, Inc.	501	10,516
Meredith Corp.	965	18,528
MSG Networks, Inc., Class A (A)	310	4,569
National CineMedia, Inc.	1,758	6,540
News Corp., Class A	12,364	222,181
Nexstar Media Group, Inc., Class A	965	105,368
Omnicom Group, Inc.	4,108	256,216
Saga Communications, Inc., Class A	170	4,083
Scholastic Corp.	780	19,500
Sinclair Broadcast Group, Inc., Class A	1,912	60,897
Sirius XM Holdings, Inc. (B)	87,656	558,369
SRAX, Inc. (A)	123	383
TechTarget, Inc. (A)	625	36,944
TEGNA, Inc.	4,077	56,874
The EW Scripps Company, Class A	1,766	27,002
The Interpublic Group of Companies, Inc.	7,904	185,902
The New York Times Company, Class A	3,494	180,884
Townsquare Media, Inc., Class A	517	3,443
Tremor International, Ltd. (A)	81	434
ViacomCBS, Inc., Class B	12,032	448,312
WideOpenWest, Inc. (A)	1,455	15,525
		12,638,962
Wireless telecommunication services – 0.4%
Boingo Wireless, Inc. (A)	989	12,580
Gogo, Inc. (A)(B)	2,008	19,337
Shenandoah Telecommunications Company	1,051	45,456
Spok Holdings, Inc.	499	5,554
Telephone & Data Systems, Inc.	2,451	45,515
T-Mobile US, Inc. (A)	24,567	3,312,860
United States Cellular Corp. (A)	1,839	56,439
		3,497,741
		85,760,653
Consumer discretionary – 12.8%
Auto components – 0.2%
ADOMANI, Inc. (A)	1,883	748
American Axle & Manufacturing Holdings, Inc. (A)	2,288	19,082
Autoliv, Inc.	1,746	160,807
BorgWarner, Inc.	4,199	162,249
Cooper Tire & Rubber Company	1,062	43,011
Dana, Inc.	3,021	58,970
Dorman Products, Inc. (A)	683	59,298
Fox Factory Holding Corp. (A)	808	85,414
Gentex Corp.	4,525	153,533
Gentherm, Inc. (A)	714	46,567
Horizon Global Corp. (A)	44	378
LCI Industries	524	67,952
Lear Corp.	1,130	179,704
Modine Manufacturing Company (A)	1,173	14,733
Motorcar Parts of America, Inc. (A)	476	9,339
Patrick Industries, Inc.	506	34,585
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Auto components (continued)
Shiloh Industries, Inc. (A)	46	$2
Standard Motor Products, Inc.	472	19,097
Stoneridge, Inc. (A)	619	18,712
Superior Industries International, Inc. (A)	119	487
Tenneco, Inc., Class A (A)	1,001	10,611
The Goodyear Tire & Rubber Company	4,895	53,404
Veoneer, Inc. (A)	2,448	52,142
Visteon Corp. (A)	596	74,810
		1,325,635
Automobiles – 1.8%
Arcimoto, Inc. (A)	59	781
Ford Motor Company	79,109	695,368
General Motors Company	28,076	1,169,085
Harley-Davidson, Inc.	3,212	117,880
Tesla, Inc. (A)	18,421	12,999,147
Thor Industries, Inc.	1,156	107,496
Winnebago Industries, Inc.	650	38,961
		15,128,718
Distributors – 0.1%
Core-Mark Holding Company, Inc.	969	28,460
Funko, Inc., Class A (A)(B)	1,079	11,200
Genuine Parts Company	2,782	279,396
Greenlane Holdings, Inc., Class A (A)	2,197	8,700
LKQ Corp. (A)	6,122	215,739
Pool Corp.	830	309,175
Weyco Group, Inc.	262	4,150
		856,820
Diversified consumer services – 0.2%
Adtalem Global Education, Inc. (A)	976	33,135
American Public Education, Inc. (A)	372	11,339
Aspen Group, Inc. (A)	226	2,515
Bright Horizons Family Solutions, Inc. (A)	1,178	203,782
Carriage Services, Inc.	454	14,219
Chegg, Inc. (A)	2,536	229,077
Collectors Universe, Inc.	234	17,644
frontdoor, Inc. (A)	1,734	87,064
Graham Holdings Company, Class B	77	41,070
Grand Canyon Education, Inc. (A)	935	87,058
H&R Block, Inc.	3,912	62,044
Houghton Mifflin Harcourt Company (A)	2,879	9,587
ITT Educational Services, Inc. (A)	608	2
Laureate Education, Inc., Class A (A)	4,397	64,020
Lincoln Educational Services Corp. (A)	112	728
Perdoceo Education Corp. (A)	1,522	19,223
Regis Corp. (A)	845	7,766
Select Interior Concepts, Inc., Class A (A)	642	4,590
Service Corp. International	3,677	180,541
StoneMor, Inc. (A)	517	1,360
Strategic Education, Inc.	459	43,756
Stride, Inc. (A)	857	18,194
Terminix Global Holdings, Inc. (A)	2,733	139,410
Universal Technical Institute, Inc. (A)	423	2,733
WW International, Inc. (A)	1,417	34,575
		1,315,432
Hotels, restaurants and leisure – 1.8%
Ambassadors Group, Inc. (A)(C)	714	29
Aramark	5,209	200,442
Bally's Corp.	719	36,115
Biglari Holdings, Inc., Class B (A)	58	6,450
BJ's Restaurants, Inc. (A)	418	16,089
Bloomin' Brands, Inc.	1,832	35,577
Bluegreen Vacations Corp.	1,663	13,204
Bluegreen Vacations Holding Corp.	434	5,872
Boyd Gaming Corp. (A)	2,333	100,132

The accompanying notes are an integral part of the financial statements.	161

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Brinker International, Inc.	773	$43,729
Caesars Entertainment, Inc. (A)	3,382	251,181
Carnival Corp.	11,413	247,206
Carrols Restaurant Group, Inc. (A)	1,021	6,412
Cedar Fair LP	1,175	46,225
Century Casinos, Inc. (A)	691	4,415
Chipotle Mexican Grill, Inc. (A)	557	772,397
Choice Hotels International, Inc.	1,159	123,700
Churchill Downs, Inc.	817	159,143
Chuy's Holdings, Inc. (A)	395	10,464
Cracker Barrel Old Country Store, Inc.	497	65,564
Darden Restaurants, Inc.	2,554	304,232
Dave & Buster's Entertainment, Inc.	654	19,633
Denny's Corp. (A)	1,245	18,277
Dine Brands Global, Inc.	348	20,184
Domino's Pizza, Inc.	785	301,016
Drive Shack, Inc. (A)	1,927	4,586
El Pollo Loco Holdings, Inc. (A)	824	14,914
Everi Holdings, Inc. (A)	1,749	24,154
Extended Stay America, Inc.	3,946	58,440
Fiesta Restaurant Group, Inc. (A)	709	8,083
Golden Entertainment, Inc. (A)	617	12,272
Hilton Grand Vacations, Inc. (A)	1,803	56,524
Hilton Worldwide Holdings, Inc.	5,356	595,909
Hyatt Hotels Corp., Class A	1,966	145,976
Jack in the Box, Inc.	490	45,472
Kura Sushi USA, Inc., Class A (A)	52	1,014
Las Vegas Sands Corp.	15,019	895,132
Marriott International, Inc., Class A	6,428	847,982
Marriott Vacations Worldwide Corp.	878	120,479
McDonald's Corp.	14,563	3,124,929
MGM Resorts International	10,310	324,868
Monarch Casino & Resort, Inc. (A)	382	23,386
Nathan's Famous, Inc.	100	5,522
Noodles & Company (A)	1,045	8,256
Norwegian Cruise Line Holdings, Ltd. (A)	4,439	112,884
Papa John's International, Inc.	670	56,850
Penn National Gaming, Inc. (A)	2,783	240,368
Planet Fitness, Inc., Class A (A)	1,884	146,255
PlayAGS, Inc. (A)	812	5,846
Potbelly Corp. (A)	229	1,008
RCI Hospitality Holdings, Inc.	238	9,387
Red Lion Hotels Corp. (A)	182	630
Red Robin Gourmet Burgers, Inc. (A)	308	5,923
Red Rock Resorts, Inc., Class A	2,475	61,974
Restaurant Brands International LP	82	4,980
Royal Caribbean Cruises, Ltd.	4,371	326,470
Ruth's Hospitality Group, Inc.	679	12,039
Scientific Games Corp. (A)	1,986	82,399
SeaWorld Entertainment, Inc. (A)	1,657	52,345
Shake Shack, Inc., Class A (A)	792	67,146
Six Flags Entertainment Corp.	1,773	60,459
Starbucks Corp.	23,088	2,469,954
Target Hospitality Corp. (A)	2,412	3,811
Texas Roadhouse, Inc.	1,455	113,723
The Cheesecake Factory, Inc.	940	34,836
The Wendy's Company	4,661	102,169
Town Sports International Holdings, Inc. (A)	257	64
Vail Resorts, Inc.	827	230,700
Wingstop, Inc.	618	81,916
Wyndham Destinations, Inc.	1,894	84,965
Wyndham Hotels & Resorts, Inc.	1,985	117,988
Wynn Resorts, Ltd.	2,242	252,965
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Yum! Brands, Inc.	5,916	$642,241
		14,507,881
Household durables – 0.4%
Bassett Furniture Industries, Inc.	298	5,984
Beazer Homes USA, Inc. (A)	757	11,469
Cavco Industries, Inc. (A)	196	34,388
Century Communities, Inc. (A)	679	29,727
D.R. Horton, Inc.	7,205	496,569
Ethan Allen Interiors, Inc.	592	11,964
Flexsteel Industries, Inc.	230	8,043
GoPro, Inc., Class A (A)	3,474	28,765
Green Brick Partners, Inc. (A)	1,182	27,139
Hamilton Beach Brands Holding Company, Class A	354	6,199
Hamilton Beach Brands Holding Company, Class B	241	4,220
Helen of Troy, Ltd. (A)	524	116,428
Hooker Furniture Corp.	271	8,740
Hovnanian Enterprises, Inc., Class A (A)	148	4,863
Installed Building Products, Inc. (A)	636	64,827
iRobot Corp. (A)	605	48,575
KB Home	1,848	61,945
La-Z-Boy, Inc.	986	39,282
Legacy Housing Corp. (A)	580	8,764
Leggett & Platt, Inc.	2,764	122,445
Lennar Corp., A Shares	6,160	469,577
M/I Homes, Inc. (A)	609	26,973
MDC Holdings, Inc.	1,315	63,909
Meritage Homes Corp. (A)	797	66,008
Mohawk Group Holdings, Inc. (A)	155	2,668
Mohawk Industries, Inc. (A)	1,396	196,766
Newell Brands, Inc.	8,877	188,459
NVR, Inc. (A)	70	285,590
PulteGroup, Inc.	5,280	227,674
Purple Innovation, Inc. (A)	922	30,371
Skyline Champion Corp. (A)	1,218	37,685
Sonos, Inc. (A)	2,332	54,545
Taylor Morrison Home Corp. (A)	2,853	73,179
Tempur Sealy International, Inc. (A)	4,536	122,472
The Lovesac Company (A)	354	15,254
Toll Brothers, Inc.	2,604	113,196
TopBuild Corp. (A)	712	131,065
TRI Pointe Group, Inc. (A)	2,795	48,214
Tupperware Brands Corp. (A)	1,115	36,115
Turtle Beach Corp. (A)	120	2,586
Universal Electronics, Inc. (A)	312	16,368
VOXX International Corp. (A)	1,072	13,679
Whirlpool Corp.	1,252	225,973
ZAGG, Inc. (A)	742	3,094
		3,591,756
Internet and direct marketing retail – 4.6%
1-800-Flowers.com, Inc., Class A (A)	1,394	36,244
Amazon.com, Inc. (A)	9,888	32,204,524
Booking Holdings, Inc. (A)	806	1,795,180
CarParts.com, Inc. (A)	189	2,342
Chewy, Inc., Class A (A)(B)	8,153	732,873
Duluth Holdings, Inc., Class B (A)(B)	700	7,392
eBay, Inc.	13,857	696,314
Etsy, Inc. (A)	2,431	432,499
Expedia Group, Inc.	2,976	394,022
Groupon, Inc. (A)	624	23,709
GrubHub, Inc. (A)	1,918	142,450
Lands' End, Inc. (A)	743	16,027
Leaf Group, Ltd. (A)	311	1,446
Liquidity Services, Inc. (A)	965	15,353

The accompanying notes are an integral part of the financial statements.	162

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet and direct marketing retail (continued)
Magnite, Inc. (A)	1,986	$60,990
Overstock.com, Inc. (A)	772	37,033
PetMed Express, Inc.	456	14,619
Quotient Technology, Inc. (A)	1,851	17,436
Qurate Retail, Inc., Series A	8,670	95,110
Remark Holdings, Inc. (A)	931	1,769
Revolve Group, Inc. (A)	1,471	45,851
Shutterstock, Inc.	747	53,560
Stamps.com, Inc. (A)	358	70,236
Stitch Fix, Inc., Class A (A)	2,150	126,248
The RealReal, Inc. (A)	1,823	35,621
Wayfair, Inc., Class A (A)(B)	1,927	435,136
		37,493,984
Leisure products – 0.2%
Acushnet Holdings Corp.	1,579	64,013
American Outdoor Brands, Inc. (A)	307	5,228
Brunswick Corp.	1,697	129,379
Callaway Golf Company	1,981	47,564
Clarus Corp.	526	8,100
Escalade, Inc.	418	8,849
Hasbro, Inc.	2,763	258,451
Johnson Outdoors, Inc., Class A	217	24,441
Malibu Boats, Inc., Class A (A)	437	27,286
Marine Products Corp.	742	10,789
MasterCraft Boat Holdings, Inc. (A)	441	10,954
Mattel, Inc. (A)	7,297	127,333
Nautilus, Inc. (A)	464	8,417
Peloton Interactive, Inc., Class A (A)	5,729	869,204
Polaris, Inc.	1,274	121,387
Smith & Wesson Brands, Inc.	1,231	21,850
Sturm Ruger & Company, Inc.	342	22,254
Vista Outdoor, Inc. (A)	1,284	30,508
YETI Holdings, Inc. (A)	1,811	123,999
		1,920,006
Multiline retail – 0.5%
Big Lots, Inc.	827	35,503
Dillard's, Inc., Class A (B)	529	33,353
Dollar General Corp.	4,900	1,030,470
Dollar Tree, Inc. (A)	4,705	508,328
Kohl's Corp.	3,271	133,097
Macy's, Inc. (B)	6,460	72,675
Nordstrom, Inc. (B)	3,244	101,245
Ollie's Bargain Outlet Holdings, Inc. (A)	1,336	109,245
Target Corp.	9,901	1,747,824
		3,771,740
Specialty retail – 2.2%
Abercrombie & Fitch Company, Class A	1,358	27,649
Advance Auto Parts, Inc.	1,368	215,474
American Eagle Outfitters, Inc.	3,537	70,988
America's Car-Mart, Inc. (A)	119	13,071
Asbury Automotive Group, Inc. (A)	403	58,733
Ascena Retail Group, Inc. (A)	104	6
At Home Group, Inc. (A)	1,302	20,129
AutoNation, Inc. (A)	1,757	122,621
AutoZone, Inc. (A)	455	539,375
Barnes & Noble Education, Inc. (A)	1,248	5,803
Bed Bath & Beyond, Inc. (B)	2,718	48,272
Best Buy Company, Inc.	5,146	513,519
Blink Charging Company (A)(B)	339	14,492
Boot Barn Holdings, Inc. (A)	611	26,493
Build-A-Bear Workshop, Inc. (A)	44	188
Burlington Stores, Inc. (A)	1,317	344,461
Caleres, Inc.	889	13,913
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Camping World Holdings, Inc., Class A (B)	1,893	$49,313
CarMax, Inc. (A)	3,282	310,018
Carvana Company (A)	3,287	787,368
Chico's FAS, Inc.	2,691	4,279
Citi Trends, Inc.	286	14,208
Conn's, Inc. (A)	510	5,962
Designer Brands, Inc., Class A	1,564	11,965
Dick's Sporting Goods, Inc.	1,834	103,089
Express, Inc. (A)	1,680	1,529
Five Below, Inc. (A)	1,162	203,327
Floor & Decor Holdings, Inc., Class A (A)	2,115	196,378
Foot Locker, Inc.	2,128	86,056
GameStop Corp., Class A (A)(B)	1,509	28,430
Genesco, Inc. (A)	319	9,599
GNC Holdings, Inc., Class A (A)(C)	1,564	0
Group 1 Automotive, Inc.	389	51,013
Guess?, Inc.	1,387	31,374
Haverty Furniture Companies, Inc.	468	12,950
Hibbett Sports, Inc. (A)	399	18,426
L Brands, Inc.	5,734	213,247
Lithia Motors, Inc., Class A	485	141,945
LMP Automotive Holdings, Inc. (A)	97	2,422
Lowe's Companies, Inc.	14,959	2,401,069
Lumber Liquidators Holdings, Inc. (A)	701	21,549
MarineMax, Inc. (A)	503	17,620
Monro, Inc.	705	37,577
Murphy USA, Inc.	595	77,868
National Vision Holdings, Inc. (A)	1,673	75,770
O'Reilly Automotive, Inc. (A)	1,457	659,394
Party City Holdco, Inc. (A)	1,740	10,701
Penske Automotive Group, Inc.	1,591	94,489
Rent-A-Center, Inc.	1,196	45,795
RH (A)	398	178,113
Ross Stores, Inc.	6,987	858,073
Sally Beauty Holdings, Inc. (A)	2,432	31,713
Shoe Carnival, Inc.	302	11,832
Signet Jewelers, Ltd.	1,125	30,679
Sleep Number Corp. (A)	608	49,771
Sonic Automotive, Inc., Class A	881	33,980
Sportsman's Warehouse Holdings, Inc. (A)	611	10,723
The Aaron's Company, Inc. (A)	707	13,405
The Buckle, Inc.	978	28,558
The Cato Corp., Class A	560	5,370
The Children's Place, Inc. (A)	330	16,533
The Container Store Group, Inc. (A)	658	6,277
The Gap, Inc.	7,796	157,401
The Home Depot, Inc.	21,226	5,638,050
The Michaels Companies, Inc. (A)(B)	2,772	36,064
The ODP Corp.	1,563	45,796
The TJX Companies, Inc.	23,577	1,610,073
Tiffany & Company	2,401	315,611
Tilly's, Inc., Class A	701	5,720
Tractor Supply Company	2,342	329,238
TravelCenters of America, Inc. (A)	95	3,097
Ulta Beauty, Inc. (A)	1,133	325,352
Urban Outfitters, Inc. (A)	2,057	52,659
Vroom, Inc. (A)	1,684	68,993
Williams-Sonoma, Inc.	1,581	161,009
Winmark Corp.	75	13,935
Zumiez, Inc. (A)	551	20,266
		17,818,208
Textiles, apparel and luxury goods – 0.8%
Carter's, Inc.	807	75,914
Columbia Sportswear Company	1,104	96,468

The accompanying notes are an integral part of the financial statements.	163

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
Crocs, Inc. (A)	1,447	$90,669
Culp, Inc.	350	5,555
Deckers Outdoor Corp. (A)	528	151,420
Fossil Group, Inc. (A)	1,160	10,057
G-III Apparel Group, Ltd. (A)	1,025	24,334
Hanesbrands, Inc.	6,891	100,471
Kontoor Brands, Inc.	1,195	48,469
Levi Strauss & Company, Class A	7,699	154,596
Movado Group, Inc. (A)	510	8,476
NIKE, Inc., Class B	30,614	4,330,963
Oxford Industries, Inc.	352	23,060
PVH Corp.	1,528	143,464
Ralph Lauren Corp.	1,384	143,576
Rocky Brands, Inc.	193	5,418
Skechers USA, Inc., Class A (A)	3,142	112,923
Steven Madden, Ltd.	1,594	56,300
Superior Group of Companies, Inc.	407	9,459
Tapestry, Inc.	5,678	176,472
Under Armour, Inc., Class A (A)	9,445	162,171
Unifi, Inc. (A)	438	7,770
Vera Bradley, Inc. (A)	773	6,153
VF Corp.	7,596	648,774
Vince Holding Corp. (A)	138	878
Wolverine World Wide, Inc.	1,702	53,188
		6,646,998
		104,377,178
Consumer staples – 6.5%
Beverages – 1.6%
Brown-Forman Corp., Class B	9,414	747,754
Celsius Holdings, Inc. (A)	1,510	75,968
Coca-Cola Consolidated, Inc.	196	52,189
Constellation Brands, Inc., Class A	3,743	819,904
Crimson Wine Group, Ltd. (A)	725	3,879
Eastside Distilling, Inc. (A)	137	175
Keurig Dr. Pepper, Inc.	28,131	900,192
MGP Ingredients, Inc.	345	16,236
Molson Coors Beverage Company, Class B	4,021	181,709
Monster Beverage Corp. (A)	10,527	973,537
National Beverage Corp. (B)	995	84,476
NewAge, Inc. (A)	1,610	4,234
PepsiCo, Inc.	27,123	4,022,341
Primo Water Corp.	546	8,561
Reed's, Inc. (A)	695	411
The Boston Beer Company, Inc., Class A (A)	251	249,567
The Coca-Cola Company	84,596	4,639,245
		12,780,378
Food and staples retailing – 1.7%
Albertsons Companies, Inc., Class A (B)	2,412	42,403
BJ's Wholesale Club Holdings, Inc. (A)	2,868	106,919
Casey's General Stores, Inc.	729	130,214
Costco Wholesale Corp.	8,682	3,271,204
Grocery Outlet Holding Corp. (A)	1,883	73,908
HF Foods Group, Inc. (A)	1,021	7,678
Ingles Markets, Inc., Class A	443	18,898
Natural Grocers by Vitamin Cottage, Inc.	601	8,258
Performance Food Group Company (A)	2,332	111,027
PriceSmart, Inc.	644	58,662
Rite Aid Corp. (A)	1,197	18,949
SpartanNash Company	869	15,129
Sprouts Farmers Market, Inc. (A)	2,519	50,632
Sysco Corp.	10,201	757,526
The Andersons, Inc.	755	18,505
The Chefs' Warehouse, Inc. (A)	665	17,084
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food and staples retailing (continued)
The Kroger Company	15,947	$506,477
United Natural Foods, Inc. (A)	1,210	19,324
US Foods Holding Corp. (A)	4,564	152,027
Village Super Market, Inc., Class A	374	8,250
Walgreens Boots Alliance, Inc.	16,894	673,733
Walmart, Inc.	55,852	8,051,066
Weis Markets, Inc.	558	26,678
		14,144,551
Food products – 1.1%
Alico, Inc.	195	6,049
Archer-Daniels-Midland Company	10,698	539,286
B&G Foods, Inc. (B)	1,345	37,297
Beyond Meat, Inc. (A)(B)	1,287	160,875
Bunge, Ltd.	2,950	193,461
Calavo Growers, Inc.	372	25,828
Cal-Maine Foods, Inc. (A)	948	35,588
Campbell Soup Company	6,027	291,405
Conagra Brands, Inc.	9,853	357,270
Darling Ingredients, Inc. (A)	3,439	198,362
Farmer Brothers Company (A)	458	2,139
Flowers Foods, Inc.	4,259	96,381
Fresh Del Monte Produce, Inc.	1,036	24,937
Freshpet, Inc. (A)	763	108,338
General Mills, Inc.	12,042	708,070
Hormel Foods Corp.	10,419	485,630
Hostess Brands, Inc. (A)	2,739	40,099
Ingredion, Inc.	1,250	98,338
J&J Snack Foods Corp.	393	61,060
John B. Sanfilippo & Son, Inc.	247	19,478
Kellogg Company	6,735	419,119
Lamb Weston Holdings, Inc.	3,004	236,535
Lancaster Colony Corp.	539	99,030
Landec Corp. (A)	729	7,910
Limoneira Company	402	6,693
McCormick & Company, Inc.	5,312	507,827
Mondelez International, Inc., Class A	27,886	1,630,494
Pilgrim's Pride Corp. (A)	4,994	97,932
Post Holdings, Inc. (A)	1,454	146,869
RiceBran Technologies (A)	840	512
Sanderson Farms, Inc.	465	61,473
Seaboard Corp.	21	63,651
Seneca Foods Corp., Class A (A)	231	9,217
The Hain Celestial Group, Inc. (A)	2,206	88,571
The Hershey Company	4,054	617,546
The J.M. Smucker Company	2,130	246,228
The Kraft Heinz Company	24,401	845,739
The Simply Good Foods Company (A)	1,921	60,243
Tootsie Roll Industries, Inc. (B)	1,265	37,571
TreeHouse Foods, Inc. (A)	1,183	50,266
Tyson Foods, Inc., Class A	7,096	457,266
		9,180,583
Household products – 1.3%
Central Garden & Pet Company, Class A (A)	1,200	43,596
Church & Dwight Company, Inc.	5,002	436,324
Colgate-Palmolive Company	16,936	1,448,197
Energizer Holdings, Inc.	1,450	61,161
Kimberly-Clark Corp.	6,663	898,372
Oil-Dri Corp. of America	183	6,237
Reynolds Consumer Products, Inc.	1,546	46,442
Spectrum Brands Holdings, Inc.	998	78,822
The Clorox Company	2,530	510,858
The Procter & Gamble Company	49,029	6,821,895

The accompanying notes are an integral part of the financial statements.	164

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household products (continued)
WD-40 Company	246	$65,357
		10,417,261
Personal products – 0.3%
BellRing Brands, Inc., Class A (A)	593	14,416
Coty, Inc., Class A	15,881	111,485
Edgewell Personal Care Company	1,170	40,459
elf Beauty, Inc. (A)	1,098	27,659
Herbalife Nutrition, Ltd. (A)	2,962	142,324
Inter Parfums, Inc.	645	39,016
Lifevantage Corp. (A)	377	3,514
Medifast, Inc.	247	48,496
Nature's Sunshine Products, Inc. (A)	585	8,746
Nu Skin Enterprises, Inc., Class A	1,184	64,682
Revlon, Inc., Class A (A)(B)	1,150	13,662
The Estee Lauder Companies, Inc., Class A	7,174	1,909,647
USANA Health Sciences, Inc. (A)	464	35,774
Veru, Inc. (A)(B)	1,088	9,411
Youngevity International, Inc. (A)	349	102
		2,469,393
Tobacco – 0.5%
22nd Century Group, Inc. (A)	3,359	7,390
Altria Group, Inc.	36,596	1,500,436
Philip Morris International, Inc.	30,612	2,534,367
Turning Point Brands, Inc.	443	19,740
Universal Corp.	441	21,437
Vector Group, Ltd.	3,163	36,849
		4,120,219
		53,112,385
Energy – 2.4%
Energy equipment and services – 0.2%
Archrock, Inc.	3,041	26,335
Aspen Aerogels, Inc. (A)	761	12,701
Baker Hughes Company	20,943	436,662
Bristow Group, Inc. (A)	201	5,290
Cactus, Inc., Class A	1,614	42,077
ChampionX Corp. (A)	1,683	25,750
Covia Holdings Corp. (A)	3,030	18
CSI Compressco LP	223	236
DMC Global, Inc.	314	13,581
Dril-Quip, Inc. (A)	785	23,252
Exterran Corp. (A)	904	3,996
Forum Energy Technologies, Inc. (A)	85	1,012
FTS International, Inc., Class A (A)	20	384
Geospace Technologies Corp. (A)	366	3,133
Halliburton Company	18,088	341,863
Helix Energy Solutions Group, Inc. (A)	3,143	13,201
Helmerich & Payne, Inc.	2,298	53,222
ION Geophysical Corp. (A)	211	513
KLX Energy Services Holdings, Inc. (A)	61	394
Liberty Oilfield Services, Inc., Class A	2,453	25,290
Mammoth Energy Services, Inc. (A)	623	2,772
Matrix Service Company (A)	663	7,306
Nabors Industries, Ltd.	193	11,238
National Energy Services Reunited Corp. (A)	1,682	16,702
National Oilwell Varco, Inc.	8,165	112,105
NCS Multistage Holdings, Inc. (A)	18	405
Newpark Resources, Inc. (A)	2,201	4,226
NexTier Oilfield Solutions, Inc. (A)	4,501	15,483
Nine Energy Service, Inc. (A)	818	2,225
Oceaneering International, Inc. (A)	2,236	17,776
Oil States International, Inc. (A)	1,360	6,827
Patterson-UTI Energy, Inc.	4,413	23,212
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
ProPetro Holding Corp. (A)	1,939	$14,329
Ranger Energy Services, Inc. (A)	120	437
RigNet, Inc. (A)	213	1,255
RPC, Inc. (A)	4,420	13,923
Schlumberger NV	28,847	629,730
SEACOR Marine Holdings, Inc. (A)	576	1,561
Select Energy Services, Inc., Class A (A)	2,472	10,135
Smart Sand, Inc. (A)	637	1,096
Solaris Oilfield Infrastructure, Inc., Class A	1,111	9,044
Superior Energy Services, Inc. (A)	421	19
TETRA Technologies, Inc. (A)	3,291	2,835
Tidewater, Inc. (A)	820	7,085
USA Compression Partners LP	2,120	28,832
		1,969,468
Oil, gas and consumable fuels – 2.2%
Adams Resources & Energy, Inc.	159	3,832
Aemetis, Inc. (A)	73	182
Alliance Resource Partners LP	2,793	12,513
Amplify Energy Corp.	691	905
Antero Midstream Corp.	10,691	82,428
Antero Resources Corp. (A)	6,209	33,839
Apache Corp.	7,916	112,328
Arch Resources, Inc.	237	10,373
Black Stone Minerals LP	4,760	31,797
Blueknight Energy Partners LP	187	370
Bonanza Creek Energy, Inc. (A)	138	2,668
BP Midstream Partners LP	1,216	12,890
Brigham Minerals, Inc., Class A	1,168	12,836
Cabot Oil & Gas Corp.	7,811	127,163
Callon Petroleum Company (A)(B)	748	9,844
Calumet Specialty Products Partners LP (A)	1,998	6,254
Centennial Resource Development, Inc., Class A (A)	5,329	7,994
Centrus Energy Corp., Class A (A)	81	1,874
Cheniere Energy, Inc. (A)	5,111	306,813
Chevron Corp.	37,613	3,176,418
Cimarex Energy Company	2,170	81,397
Clean Energy Fuels Corp. (A)	4,677	36,761
CNX Resources Corp. (A)	4,966	53,633
Comstock Resources, Inc. (A)	3,787	16,549
Concho Resources, Inc.	4,205	245,362
ConocoPhillips	21,239	849,348
CONSOL Energy, Inc. (A)	813	5,861
Contango Oil & Gas Company (A)	2,538	5,812
Continental Resources, Inc.	7,747	126,276
Crestwood Equity Partners LP	1,581	30,007
CrossAmerica Partners LP	693	11,899
DCP Midstream LP	3,986	73,821
Delek Logistics Partners LP	486	15,552
Delek US Holdings, Inc.	1,558	25,037
Devon Energy Corp.	8,114	128,282
Diamond S Shipping, Inc. (A)	946	6,300
Diamondback Energy, Inc.	3,361	162,672
Dorchester Minerals LP	821	8,957
Dorian LPG, Ltd. (A)	943	11,495
Enable Midstream Partners LP	9,301	48,923
Energy Transfer LP	53,776	332,336
EnLink Midstream LLC (A)	10,548	39,133
Enterprise Products Partners LP	42,338	829,401
Enviva Partners LP	728	33,066
EOG Resources, Inc.	11,704	583,678
EQT Corp.	5,432	69,041
Equitrans Midstream Corp. (B)	9,307	74,828
Evolution Petroleum Corp.	1,062	3,027

The accompanying notes are an integral part of the financial statements.	165

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Extraction Oil & Gas, Inc. (A)	2,891	$82
Exxon Mobil Corp.	83,047	3,423,197
Genesis Energy LP	2,697	16,748
Global Partners LP	828	13,761
Green Plains Partners LP	503	3,999
Green Plains, Inc. (A)	849	11,181
Gulfport Energy Corp. (A)	2,308	96
Hallador Energy Company	615	904
Harvest Natural Resources, Inc. (A)(C)	270	0
Hess Corp.	6,386	337,117
Hess Midstream LP, Class A	701	13,719
HighPoint Resources Corp. (A)(B)	79	724
Holly Energy Partners LP	2,024	28,741
HollyFrontier Corp.	3,388	87,580
Kimbell Royalty Partners LP	1,094	8,654
Kinder Morgan, Inc.	44,420	607,221
Laredo Petroleum, Inc. (A)	213	4,196
LinnCo LLC (A)(C)	2,890	125
Magellan Midstream Partners LP	4,097	173,877
Magnolia Oil & Gas Corp., Class A (A)	5,625	39,713
Marathon Oil Corp.	16,893	112,676
Marathon Petroleum Corp.	13,376	553,231
Martin Midstream Partners LP	1,127	1,612
Matador Resources Company (A)	2,421	29,197
MPLX LP	21,676	469,285
Murphy Oil Corp.	2,339	28,302
NACCO Industries, Inc., Class A	187	4,918
Natural Resource Partners LP	290	3,988
New Fortress Energy, Inc.	3,618	193,889
Noble Midstream Partners LP	1,668	17,381
Northern Oil and Gas, Inc. (A)	765	6,701
NuStar Energy LP	2,314	33,345
Oasis Midstream Partners LP	640	7,507
Occidental Petroleum Corp.	18,678	323,316
ONEOK, Inc.	8,642	331,680
Overseas Shipholding Group, Inc., Class A (A)	1,005	2,151
Ovintiv, Inc.	2,983	42,836
Pacific Ethanol, Inc. (A)	670	3,638
Parsley Energy, Inc., Class A	7,905	112,251
PBF Energy, Inc., Class A	2,549	18,098
PBF Logistics LP	1,384	12,664
PDC Energy, Inc. (A)	2,080	42,702
Peabody Energy Corp. (A)	2,003	4,827
Penn Virginia Corp. (A)	209	2,121
Phillips 66	8,716	609,597
Phillips 66 Partners LP	4,581	120,984
PHX Minerals, Inc.	460	1,058
Pioneer Natural Resources Company	3,269	372,306
Plains All American Pipeline LP	15,228	125,479
Plains GP Holdings LP, Class A (A)	3,615	30,547
QEP Resources, Inc.	4,939	11,804
Range Resources Corp. (A)	5,163	34,592
Rattler Midstream LP	2,920	27,682
Renewable Energy Group, Inc. (A)	765	54,177
REX American Resources Corp. (A)	157	11,535
SandRidge Energy, Inc. (A)	76	236
SFL Corp., Ltd.	2,278	14,306
Shell Midstream Partners LP	4,939	49,785
SM Energy Company	2,203	13,482
Southwestern Energy Company (A)	11,510	34,300
Sprague Resources LP	617	11,692
Summit Midstream Partners LP	121	1,511
Sunoco LP	2,114	60,841
Talos Energy, Inc. (A)	1,089	8,973
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Targa Resources Corp.	4,895	$129,130
TC PipeLines LP	1,321	38,903
Teekay Corp. (A)(B)	2,383	5,123
Tellurian, Inc. (A)(B)	5,218	6,679
The Williams Companies, Inc.	24,287	486,954
Torchlight Energy Resources, Inc. (A)	1,067	747
Uranium Energy Corp. (A)	5,616	9,884
USD Partners LP	760	2,592
VAALCO Energy, Inc. (A)	451	798
Valero Energy Corp.	8,112	458,896
Viper Energy Partners LP	3,095	35,964
W&T Offshore, Inc. (A)(B)	3,249	7,050
Western Midstream Partners LP	9,432	130,350
Westwater Resources, Inc. (A)	290	1,430
World Fuel Services Corp.	1,250	38,950
WPX Energy, Inc. (A)	8,802	71,736
		18,011,799
		19,981,267
Financials – 10.7%
Banks – 3.8%
1st Source Corp.	559	22,528
Allegiance Bancshares, Inc.	511	17,440
Altabancorp	486	13,569
Amerant Bancorp, Inc. (A)	977	14,850
American National Bankshares, Inc.	218	5,714
Ameris Bancorp	1,477	56,229
Ames National Corp.	260	6,245
Arrow Financial Corp.	430	12,861
Associated Banc-Corp.	3,340	56,947
Atlantic Union Bankshares Corp.	1,721	56,690
Banc of California, Inc.	1,198	17,623
BancFirst Corp.	701	41,149
BancorpSouth Bank	2,204	60,478
Bank of America Corp.	170,868	5,179,009
Bank of Hawaii Corp.	693	53,098
Bank of Marin Bancorp	328	11,264
Bank OZK	2,740	85,680
BankFinancial Corp.	481	4,223
BankUnited, Inc.	1,987	69,108
Bankwell Financial Group, Inc.	211	4,125
Banner Corp.	760	35,408
Bar Harbor Bankshares	435	9,827
BayCom Corp. (A)	336	5,097
BCB Bancorp, Inc.	577	6,387
Berkshire Hills Bancorp, Inc.	1,082	18,524
BOK Financial Corp.	1,468	100,529
Boston Private Financial Holdings, Inc.	1,849	15,624
Bridge Bancorp, Inc.	524	12,670
Brookline Bancorp, Inc.	1,813	21,829
Bryn Mawr Bank Corp.	470	14,380
Business First Bancshares, Inc.	293	5,965
Byline Bancorp, Inc.	825	12,746
C&F Financial Corp.	106	3,934
Cadence BanCorp	2,753	45,204
Cambridge Bancorp	93	6,487
Camden National Corp.	400	14,312
Capital City Bank Group, Inc.	465	11,430
Capstar Financial Holdings, Inc.	374	5,517
Cathay General Bancorp	1,283	41,300
CBTX, Inc.	597	15,229
Central Pacific Financial Corp.	579	11,007
Central Valley Community Bancorp	357	5,316
Century Bancorp, Inc., Class A	144	11,140
Chemung Financial Corp.	161	5,466
CIT Group, Inc.	1,914	68,713

The accompanying notes are an integral part of the financial statements.	166

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Citigroup, Inc.	40,920	$2,523,127
Citizens & Northern Corp.	324	6,428
Citizens Financial Group, Inc.	8,612	307,965
City Holding Company	404	28,098
Civista Bancshares, Inc.	342	5,995
CNB Financial Corp.	426	9,070
Codorus Valley Bancorp, Inc.	267	4,528
Columbia Banking System, Inc.	1,531	54,963
Comerica, Inc.	2,948	164,675
Commerce Bancshares, Inc.	2,103	138,167
Community Bank System, Inc.	1,081	67,357
Community Trust Bancorp, Inc.	310	11,486
ConnectOne Bancorp, Inc.	882	17,455
County Bancorp, Inc.	219	4,836
CrossFirst Bankshares, Inc. (A)	287	3,085
Cullen/Frost Bankers, Inc.	1,225	106,857
Customers Bancorp, Inc. (A)	739	13,435
CVB Financial Corp.	2,734	53,313
Dime Community Bancshares, Inc.	619	9,762
Eagle Bancorp, Inc.	547	22,591
East West Bancorp, Inc.	2,760	139,960
Enterprise Bancorp, Inc.	327	8,355
Enterprise Financial Services Corp.	619	21,634
Equity Bancshares, Inc., Class A (A)	331	7,146
Esquire Financial Holdings, Inc. (A)	291	5,584
Farmers & Merchants Bancorp, Inc.	233	5,359
FB Financial Corp.	964	33,480
Fidelity D&D Bancorp, Inc.	112	7,208
Fifth Third Bancorp	14,243	392,680
Financial Institutions, Inc.	417	9,383
First Bancorp (North Carolina)	687	23,241
First Bancorp (Puerto Rico)	3,172	29,246
First Busey Corp.	1,265	27,261
First Choice Bancorp	327	6,046
First Citizens BancShares, Inc., Class A	154	88,438
First Commonwealth Financial Corp.	2,106	23,040
First Community Bankshares, Inc.	247	5,330
First Financial Bancorp	2,135	37,427
First Financial Bankshares, Inc.	2,882	104,256
First Financial Corp.	338	13,131
First Financial Northwest, Inc.	388	4,423
First Hawaiian, Inc.	2,646	62,393
First Horizon Corp.	11,597	147,978
First Internet Bancorp	224	6,438
First Interstate BancSystem, Inc., Class A	1,351	55,080
First Merchants Corp.	1,156	43,246
First Midwest Bancorp, Inc.	2,364	37,635
First Republic Bank	3,294	483,987
Flushing Financial Corp.	465	7,738
FNB Corp.	6,123	58,169
Fulton Financial Corp.	3,475	44,202
FVCBankcorp, Inc. (A)	432	6,350
German American Bancorp, Inc.	635	21,012
Glacier Bancorp, Inc.	1,839	84,612
Great Southern Bancorp, Inc.	369	18,044
Great Western Bancorp, Inc.	1,212	25,331
Guaranty Bancshares, Inc.	253	7,577
Hancock Whitney Corp.	1,856	63,141
Hanmi Financial Corp.	645	7,314
HarborOne Bancorp, Inc.	1,624	17,637
Heartland Financial USA, Inc.	771	31,125
Heritage Commerce Corp.	1,034	9,172
Heritage Financial Corp.	813	19,016
Hilltop Holdings, Inc.	1,830	50,343
Home BancShares, Inc.	3,528	68,725
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Hope Bancorp, Inc.	2,740	$29,893
Horizon Bancorp, Inc.	951	15,083
Huntington Bancshares, Inc.	21,098	266,468
Independent Bank Corp. (Massachusetts)	730	53,319
Independent Bank Corp. (Michigan)	561	10,362
Independent Bank Group, Inc.	910	56,893
International Bancshares Corp.	1,166	43,655
Investar Holding Corp.	319	5,276
Investors Bancorp, Inc.	5,218	55,102
JPMorgan Chase & Co.	59,843	7,604,250
KeyCorp	19,485	319,749
Lakeland Bancorp, Inc.	1,308	16,612
Lakeland Financial Corp.	529	28,344
Live Oak Bancshares, Inc.	1,032	48,979
M&T Bank Corp.	2,375	302,338
Macatawa Bank Corp.	926	7,751
Mercantile Bank Corp.	434	11,792
Metropolitan Bank Holding Corp. (A)	184	6,674
Midland States Bancorp, Inc.	539	9,632
MidWestOne Financial Group, Inc.	336	8,232
MVB Financial Corp.	370	8,392
National Bank Holdings Corp., Class A	721	23,620
National Bankshares, Inc.	188	5,886
NBT Bancorp, Inc.	647	20,769
Northrim BanCorp, Inc.	222	7,537
Norwood Financial Corp.	211	5,522
OceanFirst Financial Corp.	1,155	21,518
OFG Bancorp	1,197	22,192
Old National Bancorp	3,074	50,905
Old Point Financial Corp.	183	3,470
Old Second Bancorp, Inc.	816	8,242
Origin Bancorp, Inc.	516	14,329
Pacific Mercantile Bancorp (A)	820	4,215
Pacific Premier Bancorp, Inc.	1,278	40,040
PacWest Bancorp	2,507	63,678
Park National Corp.	210	22,052
Peapack-Gladstone Financial Corp.	485	11,039
Penns Woods Bancorp, Inc.	222	5,774
Peoples Bancorp of North Carolina, Inc.	237	5,456
Peoples Bancorp, Inc.	508	13,762
People's United Financial, Inc.	7,377	95,385
Pinnacle Financial Partners, Inc.	1,458	93,895
Popular, Inc.	783	44,099
Preferred Bank	341	17,210
Premier Financial Bancorp, Inc.	466	6,193
Prosperity Bancshares, Inc.	1,534	106,398
QCR Holdings, Inc.	353	13,975
RBB Bancorp	407	6,260
Red River Bancshares, Inc.	155	7,680
Regions Financial Corp.	19,647	316,710
Renasant Corp.	1,124	37,856
Republic Bancorp, Inc., Class A	425	15,330
Republic First Bancorp, Inc. (A)	1,584	4,514
S&T Bancorp, Inc.	768	19,077
Sandy Spring Bancorp, Inc.	750	24,143
Seacoast Banking Corp. of Florida (A)	1,186	34,928
ServisFirst Bancshares, Inc.	1,156	46,575
Shore Bancshares, Inc.	488	7,125
Sierra Bancorp	373	8,922
Signature Bank	1,007	136,237
Simmons First National Corp., Class A	1,970	42,532
South Plains Financial, Inc.	426	8,073
South State Corp.	1,520	109,896
Southern First Bancshares, Inc. (A)	207	7,317

The accompanying notes are an integral part of the financial statements.	167

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Southern National Bancorp of Virginia, Inc.	655	$7,932
Southside Bancshares, Inc.	820	25,445
Spirit of Texas Bancshares, Inc.	334	5,611
Sterling Bancorp	4,249	76,397
Stock Yards Bancorp, Inc.	419	16,961
Summit Financial Group, Inc.	334	7,375
SVB Financial Group (A)	1,031	399,853
Synovus Financial Corp.	3,073	99,473
TCF Financial Corp.	3,225	119,390
Texas Capital Bancshares, Inc. (A)	1,066	63,427
The Bancorp, Inc. (A)	1,397	19,069
The Bank of Princeton	248	5,806
The First Bancorp, Inc.	302	7,671
The First of Long Island Corp.	648	11,567
The PNC Financial Services Group, Inc.	8,079	1,203,771
Tompkins Financial Corp.	330	23,298
Towne Bank	1,674	39,306
TriCo Bancshares	636	22,438
TriState Capital Holdings, Inc. (A)	738	12,841
Triumph Bancorp, Inc. (A)	556	26,994
Truist Financial Corp.	26,790	1,284,045
Trustmark Corp.	1,219	33,291
U.S. Bancorp	29,422	1,370,771
UMB Financial Corp.	963	66,437
Umpqua Holdings Corp.	4,684	70,916
United Bankshares, Inc.	2,146	69,530
United Community Banks, Inc.	1,695	48,206
Unity Bancorp, Inc.	355	6,230
Univest Financial Corp.	733	15,085
Valley National Bancorp	8,535	83,216
Veritex Holdings, Inc.	1,194	30,638
Washington Trust Bancorp, Inc.	335	15,008
Webster Financial Corp.	1,950	82,193
Wells Fargo & Company	80,948	2,443,011
WesBanco, Inc.	1,220	36,551
West Bancorporation, Inc.	463	8,936
Westamerica Bancorporation	387	21,397
Western Alliance Bancorp	2,053	123,077
Wintrust Financial Corp.	1,205	73,613
Zions Bancorp NA	3,301	143,395
		30,904,260
Capital markets – 2.9%
Affiliated Managers Group, Inc.	867	88,174
AllianceBernstein Holding LP	2,024	68,350
Ameriprise Financial, Inc.	2,356	457,841
Apollo Investment Corp.	1,528	16,235
Ares Capital Corp.	9,043	152,736
Ares Management Corp., Class A	2,404	113,108
Artisan Partners Asset Management, Inc., Class A	1,655	83,313
Assetmark Financial Holdings, Inc. (A)	1,278	30,928
Associated Capital Group, Inc., Class A	454	15,944
Bain Capital Specialty Finance, Inc.	1,190	14,435
Barings BDC, Inc.	1,927	17,727
BGC Partners, Inc., Class A	7,348	29,392
BlackRock Capital Investment Corp.	2,068	5,563
BlackRock TCP Capital Corp.	1,134	12,746
BlackRock, Inc.	2,989	2,156,683
Blucora, Inc. (A)	1,076	17,119
Capital Southwest Corp.	445	7,899
Cboe Global Markets, Inc.	2,224	207,099
CME Group, Inc.	6,985	1,271,619
Cohen & Steers, Inc.	999	74,226
Cowen, Inc., Class A	420	10,916
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Crescent Capital BDC, Inc.	132	$1,923
Diamond Hill Investment Group, Inc.	83	12,389
Donnelley Financial Solutions, Inc. (A)	800	13,576
Eaton Vance Corp.	2,369	160,926
Ellington Financial, Inc.	880	13,059
Evercore, Inc., Class A	822	90,124
FactSet Research Systems, Inc.	766	254,695
Federated Hermes, Inc.	2,126	61,420
Fidus Investment Corp.	605	7,926
First Eagle Alternative Capital BDC, Inc.	925	3,376
Focus Financial Partners, Inc., Class A (A)	1,482	64,467
Franklin Resources, Inc.	9,694	242,253
FS KKR Capital Corp.	2,679	44,364
GAMCO Investors, Inc., Class A	443	7,859
Gladstone Capital Corp.	801	7,097
Gladstone Investment Corp.	797	8,042
Goldman Sachs BDC, Inc.	967	18,489
Golub Capital BDC, Inc.	1,363	19,273
Greenhill & Company, Inc.	314	3,812
Hamilton Lane, Inc., Class A	1,102	86,011
Hercules Capital, Inc.	2,271	32,748
Houlihan Lokey, Inc.	1,374	92,374
Interactive Brokers Group, Inc., Class A	1,612	98,203
Intercontinental Exchange, Inc.	10,699	1,233,488
Invesco, Ltd.	9,289	161,907
Lazard, Ltd., Class A	2,202	93,145
LPL Financial Holdings, Inc.	1,689	176,028
Main Street Capital Corp.	1,316	42,454
MarketAxess Holdings, Inc.	784	447,319
Moelis & Company, Class A	1,274	59,572
Monroe Capital Corp.	561	4,505
Moody's Corp.	3,745	1,086,949
Morgan Stanley	35,678	2,445,013
Morningstar, Inc.	870	201,466
MSCI, Inc.	1,698	758,208
Nasdaq, Inc.	3,271	434,193
New Mountain Finance Corp.	2,060	23,402
Newtek Business Services Corp.	477	9,392
Northern Trust Corp.	3,947	367,624
Oaktree Specialty Lending Corp.	2,519	14,031
OFS Capital Corp.	430	3,075
Oppenheimer Holdings, Inc., Class A	169	5,312
Oxford Square Capital Corp.	1,411	4,304
P10 Holdings, Inc. (A)	951	6,277
PennantPark Floating Rate Capital, Ltd.	874	9,203
PennantPark Investment Corp.	1,841	8,487
Piper Sandler Companies	319	32,187
Portman Ridge Finance Corp.	3,400	6,494
Prospect Capital Corp. (B)	8,135	44,010
Pzena Investment Management, Inc., Class A	1,693	12,359
Raymond James Financial, Inc.	2,745	262,614
S&P Global, Inc.	4,815	1,582,835
Safeguard Scientifics, Inc. (A)	605	3,860
Sculptor Capital Management, Inc.	1,110	16,872
SEI Investments Company	3,045	174,996
Siebert Financial Corp. (A)	573	2,407
Sixth Street Specialty Lending, Inc.	1,483	30,772
Solar Capital, Ltd.	825	14,446
Solar Senior Capital, Ltd.	444	6,420
State Street Corp.	6,976	507,713
Stellus Capital Investment Corp.	500	5,440
Stifel Financial Corp.	2,154	108,691
StoneX Group, Inc. (A)	429	24,839
T. Rowe Price Group, Inc.	4,515	683,526

The accompanying notes are an integral part of the financial statements.	168

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
TCG BDC, Inc.	1,406	$14,426
The Bank of New York Mellon Corp.	17,138	727,337
The Blackstone Group, Inc., Class A	13,508	875,453
The Carlyle Group, Inc.	6,916	217,439
The Charles Schwab Corp.	37,267	1,976,642
The Goldman Sachs Group, Inc.	6,743	1,778,197
Tradeweb Markets, Inc., Class A	4,656	290,767
TriplePoint Venture Growth BDC Corp.	568	7,407
Victory Capital Holdings, Inc., Class A	1,470	36,471
Virtu Financial, Inc., Class A	4,012	100,982
Virtus Investment Partners, Inc.	128	27,776
Waddell & Reed Financial, Inc., Class A	1,572	40,039
Westwood Holdings Group, Inc.	238	3,451
WhiteHorse Finance, Inc.	557	7,581
WisdomTree Investments, Inc.	3,569	19,094
		23,435,356
Consumer finance – 0.6%
Ally Financial, Inc.	7,849	279,895
American Express Company	15,907	1,923,315
Atlanticus Holdings Corp. (A)	140	3,448
Capital One Financial Corp.	9,082	897,756
Credit Acceptance Corp. (A)(B)	386	133,610
Curo Group Holdings Corp.	965	13,828
Discover Financial Services	6,257	566,446
Elevate Credit, Inc. (A)	1,191	4,752
Encore Capital Group, Inc. (A)	680	26,486
Enova International, Inc. (A)	921	22,813
EZCORP, Inc., Class A (A)	1,448	6,936
FirstCash, Inc.	887	62,125
Green Dot Corp., Class A (A)	1,090	60,822
LendingTree, Inc. (A)	274	75,018
Medallion Financial Corp. (A)	169	828
Navient Corp.	3,015	29,607
Nelnet, Inc., Class A	677	48,229
OneMain Holdings, Inc.	2,859	137,689
Oportun Financial Corp. (A)	399	7,729
PRA Group, Inc. (A)	990	39,263
PROG Holdings, Inc. (A)	1,414	76,172
Regional Management Corp.	265	7,913
Santander Consumer USA Holdings, Inc.	6,661	146,675
SLM Corp.	7,041	87,238
Synchrony Financial	11,778	408,814
World Acceptance Corp. (A)	179	18,297
		5,085,704
Diversified financial services – 1.4%
Berkshire Hathaway, Inc., Class B (A)	46,882	10,870,529
Equitable Holdings, Inc.	8,723	223,222
GWG Holdings, Inc. (A)	813	5,683
Jefferies Financial Group, Inc.	5,665	139,359
Marlin Business Services Corp.	322	3,941
NewStar Financial, Inc. (A)(C)	1,204	122
Voya Financial, Inc.	2,500	147,025
		11,389,881
Insurance – 1.6%
Aflac, Inc.	13,741	611,062
Alleghany Corp.	279	168,430
American Equity Investment Life Holding Company	1,862	51,503
American Financial Group, Inc.	1,743	152,722
American International Group, Inc.	17,408	659,067
American National Group, Inc.	253	24,318
AMERISAFE, Inc.	412	23,661
Arch Capital Group, Ltd. (A)	8,241	297,253
Argo Group International Holdings, Ltd.	742	32,425
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Arthur J. Gallagher & Company	3,805	$470,717
Assurant, Inc.	1,215	165,507
Assured Guaranty, Ltd.	1,401	44,117
Axis Capital Holdings, Ltd.	1,773	89,341
Brighthouse Financial, Inc. (A)	1,634	59,159
Brown & Brown, Inc.	5,826	276,211
BRP Group, Inc., Class A (A)	1,080	32,368
Cincinnati Financial Corp.	3,266	285,350
Citizens, Inc. (A)(B)	1,370	7,850
CNA Financial Corp.	5,170	201,423
CNO Financial Group, Inc.	3,245	72,136
Crawford & Company, Class B	1,283	9,238
Donegal Group, Inc., Class A	786	11,059
eHealth, Inc. (A)	490	34,599
Employers Holdings, Inc.	692	22,275
Enstar Group, Ltd. (A)	350	71,712
Erie Indemnity Company, Class A	901	221,286
Everest Re Group, Ltd.	735	172,056
FBL Financial Group, Inc., Class A	549	28,828
FedNat Holding Company	438	2,593
Fidelity National Financial, Inc.	5,699	222,774
First American Financial Corp.	2,271	117,252
Genworth Financial, Inc., Class A (A)	10,791	40,790
Globe Life, Inc.	2,028	192,579
GoHealth, Inc., Class A (A)(B)	3,818	52,154
Goosehead Insurance, Inc., Class A	767	95,691
HCI Group, Inc.	204	10,669
Heritage Insurance Holdings, Inc.	734	7,435
Horace Mann Educators Corp.	900	37,836
Independence Holding Company	356	14,596
Investors Title Company	50	7,650
Kemper Corp.	1,387	106,563
Kinsale Capital Group, Inc.	473	94,661
Lemonade, Inc. (A)(B)	312	38,220
Lincoln National Corp.	3,967	199,580
Loews Corp.	5,438	244,819
Markel Corp. (A)	276	285,191
Marsh & McLennan Companies, Inc.	9,957	1,164,969
MBIA, Inc. (A)	1,977	13,009
Mercury General Corp.	1,183	61,764
MetLife, Inc.	17,659	829,090
National General Holdings Corp.	2,406	82,237
National Western Life Group, Inc., Class A	35	7,225
NI Holdings, Inc. (A)	641	10,525
Old Republic International Corp.	6,092	120,073
Palomar Holdings, Inc. (A)	514	45,664
Primerica, Inc.	853	114,242
Principal Financial Group, Inc.	5,381	266,951
ProAssurance Corp.	1,182	21,028
ProSight Global, Inc. (A)	575	7,377
Protective Insurance Corp., Class B	474	6,499
Prudential Financial, Inc.	7,746	604,730
Reinsurance Group of America, Inc.	1,269	147,077
RenaissanceRe Holdings, Ltd.	894	148,243
RLI Corp.	951	99,047
Safety Insurance Group, Inc.	334	26,019
Selective Insurance Group, Inc.	1,251	83,792
State Auto Financial Corp.	951	16,871
Stewart Information Services Corp.	487	23,551
The Allstate Corp.	5,886	647,048
The Hanover Insurance Group, Inc.	727	85,001
The Hartford Financial Services Group, Inc.	6,834	334,729
The Progressive Corp.	11,671	1,154,028
The Travelers Companies, Inc.	4,825	677,285

The accompanying notes are an integral part of the financial statements.	169

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Trupanion, Inc. (A)	764	$91,458
United Fire Group, Inc.	546	13,705
United Insurance Holdings Corp.	1,080	6,178
Universal Insurance Holdings, Inc.	656	9,912
Unum Group	3,789	86,920
W.R. Berkley Corp.	3,621	240,507
White Mountains Insurance Group, Ltd.	49	49,032
		13,362,512
Mortgage real estate investment trusts – 0.2%
AG Mortgage Investment Trust, Inc.	700	2,065
AGNC Investment Corp.	11,322	176,623
Annaly Capital Management, Inc.	30,032	253,770
Anworth Mortgage Asset Corp.	2,512	6,808
Apollo Commercial Real Estate Finance, Inc.	3,205	35,800
Arbor Realty Trust, Inc.	2,208	31,309
Ares Commercial Real Estate Corp.	789	9,397
Arlington Asset Investment Corp., Class A (A)	651	2,461
ARMOUR Residential REIT, Inc.	1,413	15,246
Blackstone Mortgage Trust, Inc., Class A	2,768	76,203
Broadmark Realty Capital, Inc.	2,185	22,287
Capstead Mortgage Corp.	1,743	10,127
Cherry Hill Mortgage Investment Corp.	423	3,866
Chimera Investment Corp.	3,772	38,663
Colony Credit Real Estate, Inc.	2,808	21,060
Dynex Capital, Inc.	611	10,876
Ellington Residential Mortgage REIT	471	6,142
Exantas Capital Corp. (A)	859	3,427
Granite Point Mortgage Trust, Inc.	1,105	11,039
Great Ajax Corp.	553	5,784
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,402	88,929
Invesco Mortgage Capital, Inc.	3,300	11,154
KKR Real Estate Finance Trust, Inc.	1,084	19,425
Ladder Capital Corp.	2,535	24,792
MFA Financial, Inc.	9,342	36,340
New Residential Investment Corp.	8,506	84,550
New York Mortgage Trust, Inc.	5,225	19,280
Orchid Island Capital, Inc.	1,157	6,040
PennyMac Mortgage Investment Trust	1,761	30,976
Ready Capital Corp.	1,006	12,525
Redwood Trust, Inc.	2,127	18,675
Starwood Property Trust, Inc.	5,131	99,028
TPG RE Finance Trust, Inc.	1,656	17,587
Two Harbors Investment Corp.	5,815	37,042
Western Asset Mortgage Capital Corp.	1,158	3,775
		1,253,071
Thrifts and mortgage finance – 0.2%
Axos Financial, Inc. (A)	1,283	48,151
Bridgewater Bancshares, Inc. (A)	655	8,181
Capitol Federal Financial, Inc.	1,954	24,425
Columbia Financial, Inc. (A)	2,570	39,989
Federal Agricultural Mortgage Corp., Class C	191	14,182
Federal Home Loan Mortgage Corp. (A)(B)	13,796	32,145
Federal National Mortgage Association (A)	24,360	58,220
Flagstar Bancorp, Inc.	1,023	41,697
Home Bancorp, Inc.	185	5,178
HomeStreet, Inc.	637	21,499
Kearny Financial Corp.	2,110	22,282
Luther Burbank Corp.	1,316	12,897
Merchants Bancorp	686	18,954
Meridian Bancorp, Inc.	1,296	19,323
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
Meta Financial Group, Inc.	825	$30,162
MGIC Investment Corp.	7,092	89,005
New York Community Bancorp, Inc.	8,579	90,508
NMI Holdings, Inc., Class A (A)	1,463	33,137
Northfield Bancorp, Inc.	1,247	15,376
Northwest Bancshares, Inc.	2,105	26,818
Ocwen Financial Corp. (A)	244	7,054
PCSB Financial Corp.	498	7,938
PDL Community Bancorp (A)	510	5,360
PennyMac Financial Services, Inc.	1,489	97,708
Pioneer Bancorp, Inc. (A)	233	2,463
Premier Financial Corp.	1,016	23,368
Provident Bancorp, Inc.	677	8,124
Provident Financial Services, Inc.	1,019	18,301
Radian Group, Inc.	3,761	76,160
Riverview Bancorp, Inc.	881	4,634
Rocket Companies, Inc., Class A (A)(B)	37,571	759,686
Southern Missouri Bancorp, Inc.	216	6,575
Sterling Bancorp, Inc.	1,248	5,666
Territorial Bancorp, Inc.	238	5,719
TFS Financial Corp.	3,937	69,409
Timberland Bancorp, Inc.	255	6,186
TrustCo Bank Corp.	2,562	17,089
Walker & Dunlop, Inc.	652	59,997
Washington Federal, Inc.	1,268	32,638
Western New England Bancorp, Inc.	789	5,436
WSFS Financial Corp.	837	37,565
		1,909,205
		87,339,989
Health care – 13.1%
Biotechnology – 2.7%
89bio, Inc. (A)	263	6,409
AbbVie, Inc.	35,210	3,772,752
Abeona Therapeutics, Inc. (A)	2,334	3,664
ACADIA Pharmaceuticals, Inc. (A)	3,237	173,050
Acceleron Pharma, Inc. (A)	1,123	143,677
Achillion Pharmaceuticals, Inc. (A)(C)	3,410	5,099
Acorda Therapeutics, Inc. (A)	685	473
Aduro Biotech, Inc. (A)(C)	312	936
Advaxis, Inc. (A)	983	343
Adverum Biotechnologies, Inc. (A)	1,608	17,431
Aeglea BioTherapeutics, Inc. (A)	797	6,272
Agenus, Inc. (A)	2,997	9,530
AgeX Therapeutics, Inc. (A)	474	720
Agios Pharmaceuticals, Inc. (A)	1,366	59,189
Aileron Therapeutics, Inc. (A)	2,550	2,652
Akebia Therapeutics, Inc. (A)	3,771	10,559
Akero Therapeutics, Inc. (A)	639	16,486
Albireo Pharma, Inc. (A)	301	11,291
Alder Biopharmaceuticals, Inc. (A)(C)	1,872	2,824
Aldeyra Therapeutics, Inc. (A)	753	5,166
Alector, Inc. (A)	1,631	24,677
Alexion Pharmaceuticals, Inc. (A)	4,552	711,204
Alkermes PLC (A)	3,356	66,952
Allakos, Inc. (A)	1,022	143,080
Allena Pharmaceuticals, Inc. (A)	904	1,157
Allogene Therapeutics, Inc. (A)	2,589	65,346
Allovir, Inc. (A)	631	24,256
Alnylam Pharmaceuticals, Inc. (A)	2,335	303,480
Alpine Immune Sciences, Inc. (A)	291	3,667
Altimmune, Inc. (A)	494	5,572
ALX Oncology Holdings, Inc. (A)	287	24,739
Ambit Biosciences Corp. (A)(C)	515	309
Amgen, Inc.	11,809	2,715,125
Amicus Therapeutics, Inc. (A)	5,441	125,633

The accompanying notes are an integral part of the financial statements.	170

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
AnaptysBio, Inc. (A)	644	$13,846
Anika Therapeutics, Inc. (A)	318	14,393
Anixa Biosciences, Inc. (A)	182	559
Annexon, Inc. (A)	176	4,405
Annovis Bio, Inc. (A)	148	1,116
Apellis Pharmaceuticals, Inc. (A)	1,496	85,571
Applied Genetic Technologies Corp. (A)	455	1,861
Applied Molecular Transport, Inc. (A)	300	9,231
Applied Therapeutics, Inc. (A)	468	10,301
Aprea Therapeutics, Inc. (A)	410	2,017
Aptinyx, Inc. (A)	716	2,477
AquaBounty Technologies, Inc. (A)	312	2,733
Aravive, Inc. (A)	363	2,047
ARCA biopharma, Inc. (A)	372	1,492
Arcus Biosciences, Inc. (A)	987	25,623
Arcutis Biotherapeutics, Inc. (A)	38	1,069
Ardelyx, Inc. (A)	1,613	10,436
Arena Pharmaceuticals, Inc. (A)	1,074	82,515
Aridis Pharmaceuticals, Inc. (A)	122	741
Arrowhead Pharmaceuticals, Inc. (A)	2,115	162,284
Assembly Biosciences, Inc. (A)	650	3,933
Atara Biotherapeutics, Inc. (A)	1,073	21,063
Athenex, Inc. (A)	1,583	17,508
Atreca, Inc., Class A (A)	627	10,126
aTyr Pharma, Inc. (A)	89	345
AVEO Pharmaceuticals, Inc. (A)	262	1,512
Avid Bioservices, Inc. (A)	992	11,448
Avrobio, Inc. (A)	793	11,054
Axcella Health, Inc. (A)	367	1,905
Ayala Pharmaceuticals, Inc. (A)	120	1,367
AzurRx BioPharma, Inc. (A)	283	275
Beam Therapeutics, Inc. (A)	681	55,597
Bellicum Pharmaceuticals, Inc. (A)	60	212
BioCryst Pharmaceuticals, Inc. (A)(B)	2,966	22,097
Biogen, Inc. (A)	3,182	779,145
BioMarin Pharmaceutical, Inc. (A)	3,758	329,539
Bioxcel Therapeutics, Inc. (A)	451	20,836
Black Diamond Therapeutics, Inc. (A)	270	8,654
Bluebird Bio, Inc. (A)	1,170	50,626
Blueprint Medicines Corp. (A)	1,044	117,085
Bridgebio Pharma, Inc. (A)(B)	2,607	185,384
Cabaletta Bio, Inc. (A)	446	5,566
Calithera Biosciences, Inc. (A)	1,063	5,219
Calyxt, Inc. (A)	631	2,663
Cancer Genetics, Inc. (A)	409	1,133
Capricor Therapeutics, Inc. (A)	689	2,363
Cardiff Oncology, Inc. (A)	618	11,118
CareDx, Inc. (A)	890	64,481
CASI Pharmaceuticals, Inc. (A)	2,445	7,213
Catabasis Pharmaceuticals, Inc. (A)	218	467
Catalyst Biosciences, Inc. (A)	289	1,824
Catalyst Pharmaceuticals, Inc. (A)	2,374	7,929
Celldex Therapeutics, Inc. (A)	695	12,176
CEL-SCI Corp. (A)(B)	784	9,141
Celsion Corp. (A)	384	273
Checkpoint Therapeutics, Inc. (A)	1,024	2,714
ChemoCentryx, Inc. (A)	1,232	76,285
Chimerix, Inc. (A)	1,055	5,096
Chinook Therapeutics, Inc. (A)	686	10,880
Cidara Therapeutics, Inc. (A)	566	1,132
Cleveland BioLabs, Inc. (A)(B)	628	2,167
Clovis Oncology, Inc. (A)(B)	2,144	10,291
Cogent Biosciences, Inc. (A)	273	3,066
Cohbar, Inc. (A)	1,258	1,686
Coherus Biosciences, Inc. (A)	1,434	24,923
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Concert Pharmaceuticals, Inc. (A)	641	$8,102
Constellation Pharmaceuticals, Inc. (A)	841	24,221
Cortexyme, Inc. (A)	576	16,001
Corvus Pharmaceuticals, Inc. (A)	887	3,158
Crinetics Pharmaceuticals, Inc. (A)	559	7,887
CTI BioPharma Corp. (A)	2,424	7,805
Cue Biopharma, Inc. (A)	571	7,143
Curis, Inc. (A)	294	2,408
Cyclerion Therapeutics, Inc. (A)	860	2,632
Cytokinetics, Inc. (A)	1,346	27,970
CytomX Therapeutics, Inc. (A)	1,018	6,668
CytRx Corp. (A)	148	259
Deciphera Pharmaceuticals, Inc. (A)	1,040	59,353
Denali Therapeutics, Inc. (A)	2,072	173,551
Dicerna Pharmaceuticals, Inc. (A)	1,487	32,759
Dynavax Technologies Corp. (A)	1,633	7,267
Eagle Pharmaceuticals, Inc. (A)	282	13,133
Editas Medicine, Inc. (A)(B)	1,129	79,154
Eidos Therapeutics, Inc. (A)	805	105,922
Eiger BioPharmaceuticals, Inc. (A)	622	7,644
Eledon Pharmaceuticals, Inc. (A)	170	2,618
Emergent BioSolutions, Inc. (A)	1,092	97,843
Enanta Pharmaceuticals, Inc. (A)	427	17,977
Entasis Therapeutics Holdings, Inc. (A)	95	235
Epizyme, Inc. (A)	1,858	20,178
Equillium, Inc. (A)	822	4,398
Esperion Therapeutics, Inc. (A)(B)	591	15,366
Evelo Biosciences, Inc. (A)	556	6,722
Exact Sciences Corp. (A)	3,078	407,804
Exelixis, Inc. (A)	6,393	128,308
Fate Therapeutics, Inc. (A)	1,591	144,670
Fennec Pharmaceuticals, Inc. (A)	150	1,118
FibroGen, Inc. (A)	1,854	68,765
Five Prime Therapeutics, Inc. (A)	639	10,869
Flexion Therapeutics, Inc. (A)	867	10,005
Forma Therapeutics Holdings, Inc. (A)	38	1,326
Forte Biosciences, Inc. (A)	149	5,425
Fortress Biotech, Inc. (A)	1,317	4,175
Frequency Therapeutics, Inc. (A)	594	20,944
G1 Therapeutics, Inc. (A)	777	13,978
Galectin Therapeutics, Inc. (A)(B)	1,661	3,721
Galera Therapeutics, Inc. (A)	444	4,542
Generation Bio Company (A)	86	2,438
Genocea Biosciences, Inc. (A)	1,071	2,592
Genprex, Inc. (A)	538	2,233
Geron Corp. (A)	4,452	7,079
Gilead Sciences, Inc.	25,198	1,468,035
Global Blood Therapeutics, Inc. (A)	1,269	54,960
GlycoMimetics, Inc. (A)	901	3,388
Gossamer Bio, Inc. (A)	1,462	14,138
Gritstone Oncology, Inc. (A)	653	2,573
Halozyme Therapeutics, Inc. (A)	3,113	132,956
Harpoon Therapeutics, Inc. (A)	583	9,684
Heat Biologics, Inc. (A)	280	1,501
Heron Therapeutics, Inc. (A)	219	4,635
Homology Medicines, Inc. (A)	999	11,279
Hookipa Pharma, Inc. (A)	641	7,109
Ideaya Biosciences, Inc. (A)	518	7,252
Idera Pharmaceuticals, Inc. (A)	1,233	4,525
IGM Biosciences, Inc. (A)(B)	619	54,652
Immunic, Inc. (A)	292	4,465
ImmunoGen, Inc. (A)	3,467	22,362
Immunovant, Inc. (A)	1,171	54,088
Incyte Corp. (A)	4,501	391,497
Infinity Pharmaceuticals, Inc. (A)	876	1,857

The accompanying notes are an integral part of the financial statements.	171

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Inmune Bio, Inc. (A)	242	$4,167
Inovio Pharmaceuticals, Inc. (A)(B)	3,071	27,178
Inozyme Pharma, Inc. (A)	189	3,901
Insmed, Inc. (A)	1,902	63,318
Intellia Therapeutics, Inc. (A)	993	54,019
Intercept Pharmaceuticals, Inc. (A)	693	17,117
Invitae Corp. (A)(B)	2,701	112,929
Ionis Pharmaceuticals, Inc. (A)	2,950	166,793
Ironwood Pharmaceuticals, Inc. (A)	3,357	38,236
IsoRay, Inc. (A)	503	226
iTeos Therapeutics, Inc. (A)	92	3,111
IVERIC bio, Inc. (A)	929	6,419
Jounce Therapeutics, Inc. (A)	886	6,202
Kadmon Holdings, Inc. (A)	3,142	13,039
KalVista Pharmaceuticals, Inc. (A)	368	6,988
Karuna Therapeutics, Inc. (A)	535	54,351
Keros Therapeutics, Inc. (A)	247	17,423
Kezar Life Sciences, Inc. (A)	677	3,534
Kindred Biosciences, Inc. (A)	928	4,000
Kiniksa Pharmaceuticals, Ltd., Class A (A)	1,104	19,508
Kodiak Sciences, Inc. (A)	899	132,072
Krystal Biotech, Inc. (A)	389	23,340
Kura Oncology, Inc. (A)	1,043	34,064
Kymera Therapeutics, Inc. (A)	265	16,430
Larimar Therapeutics, Inc. (A)	24	514
Leap Therapeutics, Inc. (A)	1,360	3,060
Lexicon Pharmaceuticals, Inc. (A)	2,562	8,762
Ligand Pharmaceuticals, Inc. (A)(B)	376	37,393
Lineage Cell Therapeutics, Inc. (A)	2,770	4,875
LogicBio Therapeutics, Inc. (A)	598	4,563
Lumos Pharma, Inc. (A)	28	1,000
MacroGenics, Inc. (A)	1,031	23,569
Madrigal Pharmaceuticals, Inc. (A)	332	36,908
Magenta Therapeutics, Inc. (A)	934	7,323
MannKind Corp. (A)	3,858	12,076
Marker Therapeutics, Inc. (A)	741	1,074
Matinas BioPharma Holdings, Inc. (A)	3,715	5,052
MediciNova, Inc. (A)	1,166	6,133
MEI Pharma, Inc. (A)	2,438	6,436
MeiraGTx Holdings PLC (A)	698	10,568
Mersana Therapeutics, Inc. (A)	1,237	32,917
Millendo Therapeutics, Inc. (A)	320	685
Minerva Neurosciences, Inc. (A)	988	2,312
Miragen Therapeutics, Inc. (A)	323	5,313
Mirum Pharmaceuticals, Inc. (A)	498	8,695
Moderna, Inc. (A)	7,616	795,644
Molecular Templates, Inc. (A)	878	8,244
Moleculin Biotech, Inc. (A)	2,979	2,375
Monopar Therapeutics, Inc. (A)	140	857
Morphic Holding, Inc. (A)	695	23,317
Mustang Bio, Inc. (A)	665	2,517
Myriad Genetics, Inc. (A)	1,593	31,502
NantKwest, Inc. (A)(B)	2,031	27,073
Natera, Inc. (A)	1,602	159,431
Neoleukin Therapeutics, Inc. (A)	247	3,483
NeuroBo Pharmaceuticals, Inc. (A)	306	1,607
Neurocrine Biosciences, Inc. (A)	1,931	185,086
NextCure, Inc. (A)	542	5,908
Nkarta, Inc. (A)	291	17,888
Northwest Biotherapeutics, Inc. (A)	11,656	17,775
Novavax, Inc. (A)	1,165	129,909
Nurix Therapeutics, Inc. (A)	152	4,998
Ocugen, Inc. (A)	1,498	2,741
Omthera Pharmaceuticals, Inc. (A)(C)	598	368
Oncocyte Corp. (A)	2,170	5,186
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Oncosec Medical, Inc. (A)	1,108	$7,147
Oncternal Therapeutics, Inc. (A)(C)	38	0
Oncternal Therapeutics, Inc. (A)	198	970
OPKO Health, Inc. (A)(B)	13,787	54,459
Oragenics, Inc. (A)	258	116
Organogenesis Holdings, Inc. (A)	2,172	16,355
Orgenesis, Inc. (A)	226	1,017
ORIC Pharmaceuticals, Inc. (A)	83	2,810
Outlook Therapeutics, Inc. (A)	95	124
Ovid therapeutics, Inc. (A)	1,222	2,823
Oyster Point Pharma, Inc. (A)	431	8,111
Palatin Technologies, Inc. (A)	2,895	1,956
Passage Bio, Inc. (A)	608	15,547
PDL BioPharma, Inc. (A)	1,734	4,283
PDS Biotechnology Corp. (A)	545	1,166
Pfenex, Inc. (A)(C)	763	572
PhaseBio Pharmaceuticals, Inc. (A)	1,191	4,002
Pieris Pharmaceuticals, Inc. (A)	1,471	3,678
PolarityTE, Inc. (A)	541	368
Poseida Therapeutics, Inc. (A)	941	10,323
Precigen, Inc. (A)(B)	3,241	33,058
Precision BioSciences, Inc. (A)	1,182	9,858
Prevail Therapeutics, Inc. (A)	788	18,179
Progenics Pharmaceuticals, Inc. (A)(C)	1,955	88
Protagonist Therapeutics, Inc. (A)	522	10,524
Protalix BioTherapeutics, Inc. (A)	191	693
Protara Therapeutics, Inc. (A)	99	2,397
PTC Therapeutics, Inc. (A)	1,304	79,583
Puma Biotechnology, Inc. (A)	890	9,131
RAPT Therapeutics, Inc. (A)	483	9,539
Regeneron Pharmaceuticals, Inc. (A)	2,166	1,046,416
REGENXBIO, Inc. (A)	794	36,016
Relay Therapeutics, Inc. (A)(B)	1,207	50,163
Replimune Group, Inc. (A)	661	25,217
REVOLUTION Medicines, Inc. (A)	156	6,176
Rhythm Pharmaceuticals, Inc. (A)	820	24,379
Rigel Pharmaceuticals, Inc. (A)	3,503	12,261
Rocket Pharmaceuticals, Inc. (A)	1,021	55,992
Rubius Therapeutics, Inc. (A)(B)	1,799	13,654
Sage Therapeutics, Inc. (A)	1,099	95,074
Sangamo Therapeutics, Inc. (A)	2,664	41,572
Sarepta Therapeutics, Inc. (A)	1,560	265,964
Savara, Inc. (A)	756	869
Scholar Rock Holding Corp. (A)	577	28,002
Seagen, Inc. (A)	3,582	627,351
Selecta Biosciences, Inc. (A)(B)	1,693	5,130
Seres Therapeutics, Inc. (A)	1,482	36,309
Sesen Bio, Inc. (A)	3,446	4,652
Sierra Oncology, Inc. (A)	189	3,030
Soleno Therapeutics, Inc. (A)	791	1,527
Solid Biosciences, Inc. (A)	867	6,572
Spectrum Pharmaceuticals, Inc. (A)	2,679	9,135
Spero Therapeutics, Inc. (A)	578	11,207
SpringWorks Therapeutics, Inc. (A)	861	62,440
Stemline Therapeutics, Inc. (A)(C)	1,279	422
Stoke Therapeutics, Inc. (A)	722	44,713
Sunesis Pharmaceuticals, Inc. (A)	1,040	2,070
Surface Oncology, Inc. (A)	690	6,376
Sutro Biopharma, Inc. (A)	635	13,786
Syndax Pharmaceuticals, Inc. (A)	629	13,989
Synergy Pharmaceuticals, Inc. (A)(C)	6,230	18
Synlogic, Inc. (A)	542	1,171
Synthetic Biologics, Inc. (A)	2,107	807
Syros Pharmaceuticals, Inc. (A)	797	8,647
T2 Biosystems, Inc. (A)	608	754

The accompanying notes are an integral part of the financial statements.	172

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
TCR2 Therapeutics, Inc. (A)	593	$18,341
Tonix Pharmaceuticals Holding Corp. (A)	636	429
Tracon Pharmaceuticals, Inc. (A)	761	8,904
Translate Bio, Inc. (A)	1,155	21,287
Travere Therapeutics, Inc. (A)	1,004	27,364
Trevena, Inc. (A)(B)	2,789	5,968
Turning Point Therapeutics, Inc. (A)	737	89,803
Twist Bioscience Corp. (A)	774	109,358
Tyme Technologies, Inc. (A)	1,883	2,297
Ultragenyx Pharmaceutical, Inc. (A)	1,226	169,715
United Therapeutics Corp. (A)	924	140,254
UNITY Biotechnology, Inc. (A)	783	4,103
UroGen Pharma, Ltd. (A)	495	8,920
Vaccinex, Inc. (A)(B)	1,165	2,412
Vanda Pharmaceuticals, Inc. (A)	1,222	16,057
Vaxart, Inc. (A)(B)	1,919	10,957
Vaxcyte, Inc. (A)	521	13,843
Veracyte, Inc. (A)	1,069	52,317
Verastem, Inc. (A)(B)	2,859	6,090
Vericel Corp. (A)	881	27,205
Vertex Pharmaceuticals, Inc. (A)	5,294	1,251,184
Viela Bio, Inc. (A)	1,042	37,481
Viking Therapeutics, Inc. (A)	1,686	9,492
Vir Biotechnology, Inc. (A)	2,250	60,255
Voyager Therapeutics, Inc. (A)	743	5,312
vTv Therapeutics, Inc., Class A (A)(B)	1,048	1,949
X4 Pharmaceuticals, Inc. (A)	308	1,980
XBiotech, Inc. (A)(B)	761	11,910
Xencor, Inc. (A)	1,222	53,316
XOMA Corp. (A)(B)	228	10,062
Yield10 Bioscience, Inc. (A)	297	1,717
Y-mAbs Therapeutics, Inc. (A)	853	42,232
Yumanity Therapeutics, Inc. (A)(C)	1,916	207
Yumanity Therapeutics, Inc. (A)	95	1,615
Zentalis Pharmaceuticals, Inc. (A)	459	23,840
ZIOPHARM Oncology, Inc. (A)	4,026	10,146
		22,269,838
Health care equipment and supplies – 3.0%
Abbott Laboratories	35,212	3,855,362
ABIOMED, Inc. (A)	939	304,424
Accelerate Diagnostics, Inc. (A)(B)	1,138	8,626
Accuray, Inc. (A)	2,263	9,437
Align Technology, Inc. (A)	1,610	860,352
Alphatec Holdings, Inc. (A)	1,472	21,373
AngioDynamics, Inc. (A)	928	14,226
Antares Pharma, Inc. (A)	3,736	14,907
Apyx Medical Corp. (A)	890	6,408
Aspira Women's Health, Inc. (A)	1,357	9,105
AtriCure, Inc. (A)	858	47,765
Atrion Corp.	39	25,047
Avanos Medical, Inc. (A)	1,021	46,843
Axogen, Inc. (A)	892	15,967
Axonics Modulation Technologies, Inc. (A)	663	33,097
Baxter International, Inc.	9,990	801,598
Becton, Dickinson and Company	5,635	1,409,990
BioLife Solutions, Inc. (A)	435	17,352
Boston Scientific Corp. (A)	28,467	1,023,389
Cantel Medical Corp.	896	70,659
Cardiovascular Systems, Inc. (A)	748	32,732
Cerus Corp. (A)	3,177	21,985
Chembio Diagnostics, Inc. (A)(B)	117	556
Co-Diagnostics, Inc. (A)(B)	371	3,450
Conformis, Inc. (A)	2,110	1,393
CONMED Corp.	596	66,752
CryoLife, Inc. (A)	840	19,832
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
CryoPort, Inc. (A)	806	$35,367
Cutera, Inc. (A)	347	8,366
CytoSorbents Corp. (A)	847	6,751
Danaher Corp.	13,999	3,109,738
Dare Bioscience, Inc. (A)	111	149
Dentsply Sirona, Inc.	4,516	236,458
DexCom, Inc. (A)	1,909	705,795
Edwards Lifesciences Corp. (A)	12,424	1,133,442
Ekso Bionics Holdings, Inc. (A)	50	307
ElectroCore, Inc. (A)	177	276
Electromed, Inc. (A)	69	677
Envista Holdings Corp. (A)	3,026	102,067
Establishment Labs Holdings, Inc. (A)	483	18,180
FONAR Corp. (A)	224	3,889
GenMark Diagnostics, Inc. (A)	1,560	22,776
Glaukos Corp. (A)	914	68,788
Globus Medical, Inc., Class A (A)	2,085	135,984
Haemonetics Corp. (A)	1,063	126,231
Heska Corp. (A)	175	25,489
Hill-Rom Holdings, Inc.	1,355	132,749
Hologic, Inc. (A)	5,261	383,159
ICU Medical, Inc. (A)	434	93,089
IDEXX Laboratories, Inc. (A)	1,710	854,778
Inari Medical, Inc. (A)	390	34,043
Inogen, Inc. (A)	473	21,134
Insulet Corp. (A)	1,291	330,018
Integer Holdings Corp. (A)	687	55,778
Integra LifeSciences Holdings Corp. (A)	1,805	117,181
IntriCon Corp. (A)	23	416
Intuitive Surgical, Inc. (A)	2,330	1,906,173
Invacare Corp.	844	7,554
iRadimed Corp. (A)	275	6,270
iRhythm Technologies, Inc. (A)	563	133,549
IRIDEX Corp. (A)	87	218
Lantheus Holdings, Inc. (A)	1,472	19,857
LeMaitre Vascular, Inc.	475	19,238
Masimo Corp. (A)	1,115	299,244
Meridian Bioscience, Inc. (A)	1,112	20,783
Merit Medical Systems, Inc. (A)	1,168	64,836
Mesa Laboratories, Inc.	96	27,517
Microbot Medical, Inc. (A)	54	372
Misonix, Inc. (A)	328	4,100
Motus GI Holdings, Inc. (A)	239	227
Natus Medical, Inc. (A)	710	14,228
Neogen Corp. (A)	1,108	87,864
Neuronetics, Inc. (A)	136	1,511
Nevro Corp. (A)	651	112,688
NuVasive, Inc. (A)	1,095	61,681
OraSure Technologies, Inc. (A)	1,505	15,930
Orthofix Medical, Inc. (A)	439	18,868
OrthoPediatrics Corp. (A)	364	15,015
PAVmed, Inc. (A)	411	871
Penumbra, Inc. (A)(B)	731	127,925
Pulse Biosciences, Inc. (A)	385	9,186
Quidel Corp. (A)	883	158,631
ResMed, Inc.	2,891	614,511
Rockwell Medical, Inc. (A)	1,097	1,108
SeaSpine Holdings Corp. (A)	591	10,313
Second Sight Medical Products, Inc. (A)(B)	151	282
Senseonics Holdings, Inc. (A)	3,713	3,237
Shockwave Medical, Inc. (A)	654	67,833
SI-BONE, Inc. (A)	650	19,435
Sientra, Inc. (A)	851	3,310
Silk Road Medical, Inc. (A)	667	42,008

The accompanying notes are an integral part of the financial statements.	173

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
SmileDirectClub, Inc. (A)	7,849	$93,717
Soliton, Inc. (A)	459	3,525
STAAR Surgical Company (A)	955	75,655
Stereotaxis, Inc. (A)	1,627	8,281
Stryker Corp.	7,422	1,818,687
Surgalign Holdings, Inc. (A)	1,366	2,992
Surmodics, Inc. (A)	315	13,709
Tactile Systems Technology, Inc. (A)	415	18,650
Tandem Diabetes Care, Inc. (A)	1,236	118,260
Tela Bio, Inc. (A)	142	2,136
Teleflex, Inc.	938	386,053
The Cooper Companies, Inc.	1,033	375,310
TransEnterix, Inc. (A)	230	144
TransMedics Group, Inc. (A)	477	9,492
Utah Medical Products, Inc.	94	7,924
Vapotherm, Inc. (A)	424	11,389
Varex Imaging Corp. (A)	786	13,110
Varian Medical Systems, Inc. (A)	1,841	322,193
Venus Concept, Inc. (A)	559	967
West Pharmaceutical Services, Inc.	1,507	426,948
Zimmer Biomet Holdings, Inc.	4,148	639,165
		24,750,382
Health care providers and services – 2.5%
1Life Healthcare, Inc. (A)	949	41,424
Acadia Healthcare Company, Inc. (A)	1,902	95,595
Aceto Corp. (A)(C)	853	0
Addus HomeCare Corp. (A)	312	36,532
Amedisys, Inc. (A)	684	200,638
American Renal Associates Holdings, Inc. (A)	895	10,248
AmerisourceBergen Corp.	3,963	387,423
AMN Healthcare Services, Inc. (A)	979	66,817
Anthem, Inc.	4,953	1,590,359
Apollo Medical Holdings, Inc. (A)	645	11,784
BioTelemetry, Inc. (A)	716	51,609
Brookdale Senior Living, Inc. (A)	4,129	18,291
Capital Senior Living Corp. (A)	27	333
Cardinal Health, Inc.	5,968	319,646
Castle Biosciences, Inc. (A)	321	21,555
Centene Corp. (A)	11,587	695,568
Chemed Corp.	321	170,968
Cigna Corp.	7,234	1,505,974
Community Health Systems, Inc. (A)	2,677	19,890
CorVel Corp. (A)	411	43,566
Covetrus, Inc. (A)	2,407	69,177
Cross Country Healthcare, Inc. (A)	923	8,187
CVS Health Corp.	25,695	1,754,969
DaVita, Inc. (A)	2,503	293,852
Encompass Health Corp.	2,097	173,401
Enzo Biochem, Inc. (A)	1,266	3,190
Exagen, Inc. (A)	164	2,165
Five Star Senior Living, Inc. (A)	577	3,981
Fulgent Genetics, Inc. (A)(B)	357	18,600
Genesis Healthcare, Inc. (A)	3,004	1,456
Guardant Health, Inc. (A)	1,967	253,507
Hanger, Inc. (A)	826	18,164
HCA Healthcare, Inc.	6,721	1,105,336
HealthEquity, Inc. (A)	1,482	103,310
Henry Schein, Inc. (A)	2,857	191,019
Humana, Inc.	2,625	1,076,959
InfuSystem Holdings, Inc. (A)	171	3,211
Interpace Biosciences, Inc. (A)	73	229
Laboratory Corp. of America Holdings (A)	2,023	411,782
LHC Group, Inc. (A)	671	143,138
Magellan Health, Inc. (A)	528	43,740
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
McKesson Corp.	3,142	$546,457
MedCath Corp. (A)(C)	613	307
MEDNAX, Inc. (A)	1,742	42,749
Molina Healthcare, Inc. (A)	1,227	260,958
National HealthCare Corp.	341	22,646
National Research Corp.	530	22,658
Oak Street Health, Inc. (A)(B)	4,047	247,515
Ontrak, Inc. (A)	418	25,828
Option Care Health, Inc. (A)	3,590	56,148
Owens & Minor, Inc.	1,464	39,601
Patterson Companies, Inc.	2,037	60,356
PetIQ, Inc. (A)	575	22,109
Premier, Inc., Class A	2,552	89,575
Progyny, Inc. (A)	1,674	70,961
Quest Diagnostics, Inc.	2,703	322,117
R1 RCM, Inc. (A)	2,386	57,312
RadNet, Inc. (A)	1,162	22,740
Select Medical Holdings Corp. (A)	2,879	79,633
Surgery Partners, Inc. (A)	1,125	32,636
Tenet Healthcare Corp. (A)	2,202	87,926
The Ensign Group, Inc.	1,158	84,441
The Joint Corp. (A)	360	9,454
The Pennant Group, Inc. (A)	613	35,591
The Providence Service Corp. (A)	241	33,410
Tivity Health, Inc. (A)	1,068	20,922
UnitedHealth Group, Inc.	18,752	6,575,951
Universal Health Services, Inc., Class B	1,704	234,300
US Physical Therapy, Inc.	281	33,790
		20,105,684
Health care technology – 0.3%
Allscripts Healthcare Solutions, Inc. (A)	3,473	50,150
Castlight Health, Inc., B Shares (A)	3,656	4,753
Cerner Corp.	5,999	470,802
Change Healthcare, Inc. (A)	2,632	49,087
Computer Programs & Systems, Inc.	332	8,911
Evolent Health, Inc., Class A (A)	1,837	29,447
GoodRx Holdings, Inc., Class A (A)	7,531	303,801
Health Catalyst, Inc. (A)	658	28,643
HealthStream, Inc. (A)	730	15,943
HMS Holdings Corp. (A)	1,882	69,164
HTG Molecular Diagnostics, Inc. (A)	29	139
Icad, Inc. (A)	189	2,495
Inovalon Holdings, Inc., Class A (A)	3,280	59,598
Inspire Medical Systems, Inc. (A)	513	96,490
MTBC, Inc. (A)	38	345
NantHealth, Inc. (A)(B)	2,869	9,267
NextGen Healthcare, Inc. (A)	1,375	25,080
Omnicell, Inc. (A)	878	105,378
Phreesia, Inc. (A)	625	33,913
Schrodinger, Inc. (A)	841	66,590
Simulations Plus, Inc.	395	28,408
Tabula Rasa HealthCare, Inc. (A)	474	20,306
Teladoc Health, Inc. (A)(B)	2,629	525,695
Veeva Systems, Inc., Class A (A)	3,013	820,289
Vocera Communications, Inc. (A)	698	28,988
		2,853,682
Life sciences tools and services – 1.3%
10X Genomics, Inc., Class A (A)	2,009	284,474
Adaptive Biotechnologies Corp. (A)	2,619	154,861
Agilent Technologies, Inc.	6,150	728,714
Avantor, Inc. (A)	11,929	335,801
Berkeley Lights, Inc. (A)	725	64,822
Bio-Rad Laboratories, Inc., Class A (A)	591	344,518
Bio-Techne Corp.	797	253,087
Bruker Corp.	3,230	174,840

The accompanying notes are an integral part of the financial statements.	174

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
Champions Oncology, Inc. (A)	117	$1,262
Charles River Laboratories International, Inc. (A)	1,022	255,357
Codexis, Inc. (A)	1,349	29,449
Fluidigm Corp. (A)	1,624	9,744
Harvard Bioscience, Inc. (A)	117	502
Illumina, Inc. (A)	2,912	1,077,440
IQVIA Holdings, Inc. (A)	3,976	712,380
Luminex Corp.	874	20,207
Medpace Holdings, Inc. (A)	761	105,931
Mettler-Toledo International, Inc. (A)	478	544,767
NanoString Technologies, Inc. (A)	769	51,431
NeoGenomics, Inc. (A)	2,242	120,709
Pacific Biosciences of California, Inc. (A)	3,229	83,760
PerkinElmer, Inc.	2,270	325,745
Personalis, Inc. (A)	696	25,481
PPD, Inc. (A)	5,729	196,046
PRA Health Sciences, Inc. (A)	1,329	166,710
Pressure BioSciences, Inc. (A)	379	803
Quanterix Corp. (A)	534	24,831
Repligen Corp. (A)	1,100	210,793
Syneos Health, Inc. (A)	2,189	149,137
Thermo Fisher Scientific, Inc.	7,776	3,621,905
Waters Corp. (A)	1,240	306,801
		10,382,308
Pharmaceuticals – 3.3%
AcelRx Pharmaceuticals, Inc. (A)	2,585	3,205
Acer Therapeutics, Inc. (A)	966	2,531
Aclaris Therapeutics, Inc. (A)	1,008	6,522
Adamis Pharmaceuticals Corp. (A)	3,008	1,459
Adial Pharmaceuticals, Inc. (A)	930	1,581
Adicet Bio, Inc. (A)	382	5,367
Aerie Pharmaceuticals, Inc. (A)	991	13,388
Agile Therapeutics, Inc. (A)(B)	1,600	4,592
Alexza Pharmaceuticals, Inc. (A)(C)	2,067	72
Alimera Sciences, Inc. (A)	27	114
Amneal Pharmaceuticals, Inc. (A)	6,203	28,348
Amphastar Pharmaceuticals, Inc. (A)	1,078	21,679
Ampio Pharmaceuticals, Inc. (A)	2,637	4,193
ANI Pharmaceuticals, Inc. (A)	272	7,899
Aquestive Therapeutics, Inc. (A)	1,242	6,645
Arvinas, Inc. (A)	815	69,218
Assertio Holdings, Inc. (A)	1,244	445
Avenue Therapeutics, Inc. (A)	250	1,488
Axsome Therapeutics, Inc. (A)	727	59,229
Baudax Bio, Inc. (A)	268	271
BioDelivery Sciences International, Inc. (A)	2,072	8,702
Bristol-Myers Squibb Company	44,896	2,784,899
Cara Therapeutics, Inc. (A)	906	13,708
Cassava Sciences, Inc. (A)	410	2,796
Catalent, Inc. (A)	3,070	319,495
cbdMD, Inc. (A)	329	971
Cerecor, Inc. (A)	1,421	3,751
Chiasma, Inc. (A)	883	3,841
Clearside Biomedical, Inc. (A)	736	2,017
CNS Pharmaceuticals, Inc. (A)	142	253
Cocrystal Pharma, Inc. (A)	578	786
Collegium Pharmaceutical, Inc. (A)	742	14,862
Corcept Therapeutics, Inc. (A)	2,419	63,281
Dova Pharmaceuticals, Inc. (A)(C)	702	1,008
Durect Corp. (A)	4,211	8,717
Elanco Animal Health, Inc. (A)	7,805	239,379
Elanco Animal Health, Inc. (A)(C)	1,239	0
Eli Lilly & Company	19,072	3,220,116
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Eloxx Pharmaceuticals, Inc. (A)	1,336	$5,317
Endo International PLC (A)	4,819	34,600
Eton Pharmaceuticals, Inc. (A)(B)	108	878
Evofem Biosciences, Inc. (A)(B)	1,381	3,328
Evoke Pharma, Inc. (A)	132	341
Evolus, Inc. (A)	639	2,147
EyeGate Pharmaceuticals, Inc. (A)	50	247
Eyenovia, Inc. (A)	204	1,236
Fulcrum Therapeutics, Inc. (A)	449	5,258
Harrow Health, Inc. (A)	642	4,404
Horizon Therapeutics PLC (A)	3,931	287,553
Hoth Therapeutics, Inc. (A)	97	230
IMARA, Inc. (A)	77	1,698
Innoviva, Inc. (A)	2,164	26,812
Intersect ENT, Inc. (A)	718	16,442
Johnson & Johnson	51,982	8,180,927
Kala Pharmaceuticals, Inc. (A)	663	4,495
Kaleido Biosciences, Inc. (A)	768	6,989
Lannett Company, Inc. (A)	920	5,998
Liquidia Corp. (A)	636	1,876
Marinus Pharmaceuticals, Inc. (A)	569	6,942
Merck & Company, Inc.	50,329	4,116,912
Nektar Therapeutics (A)	3,720	63,240
Neos Therapeutics, Inc. (A)	642	401
NGM Biopharmaceuticals, Inc. (A)	1,448	43,867
NovaBay Pharmaceuticals, Inc. (A)	191	133
Ocular Therapeutix, Inc. (A)	1,256	25,999
Odonate Therapeutics, Inc. (A)	680	13,056
Omeros Corp. (A)(B)	1,206	17,228
Onconova Therapeutics, Inc. (A)	5,412	2,521
Opiant Pharmaceuticals, Inc. (A)	15	121
Optinose, Inc. (A)	957	3,962
Oramed Pharmaceuticals, Inc. (A)	149	632
Osmotica Pharmaceuticals PLC (A)	1,116	4,598
Otonomy, Inc. (A)	1,027	6,645
Pacira BioSciences, Inc. (A)	888	53,138
Paratek Pharmaceuticals, Inc. (A)	901	5,640
Pfizer, Inc.	110,260	4,058,671
Phathom Pharmaceuticals, Inc. (A)	484	16,078
Phibro Animal Health Corp., Class A	851	16,526
PLx Pharma, Inc. (A)	113	624
Prestige Consumer Healthcare, Inc. (A)	1,076	37,520
Provention Bio, Inc. (A)	951	16,110
Pulmatrix, Inc. (A)	1,167	1,389
Reata Pharmaceuticals, Inc., Class A (A)	634	78,375
Recro Pharma, Inc. (A)	531	1,513
Revance Therapeutics, Inc. (A)	1,026	29,077
Royalty Pharma PLC, Class A	10,381	519,569
Satsuma Pharmaceuticals, Inc. (A)	335	1,544
scPharmaceuticals, Inc. (A)	325	1,719
SCYNEXIS, Inc. (A)	130	995
Seelos Therapeutics, Inc. (A)	2,978	4,705
SIGA Technologies, Inc. (A)	1,954	14,206
Strongbridge Biopharma PLC (A)	1,510	3,669
Supernus Pharmaceuticals, Inc. (A)	1,139	28,657
TFF Pharmaceuticals, Inc. (A)	107	1,532
TherapeuticsMD, Inc. (A)(B)	5,607	6,784
Tilray, Inc., Class 2 (A)(B)	2,387	19,717
Tobira Therapeutics, Inc. (A)(C)	609	2,521
Tricida, Inc. (A)	1,068	7,529
Urovant Sciences, Ltd. (A)	750	12,098
Verrica Pharmaceuticals, Inc. (A)	659	7,585
Viatris, Inc. (A)	13,680	256,363
VYNE Therapeutics, Inc. (A)	438	692
Xeris Pharmaceuticals, Inc. (A)	839	4,128

The accompanying notes are an integral part of the financial statements.	175

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Zoetis, Inc.	9,638	$1,595,089
Zogenix, Inc. (A)	961	19,210
Zynerba Pharmaceuticals, Inc. (A)	625	2,063
		26,648,897
		107,010,791
Industrials – 8.8%
Aerospace and defense – 1.5%
AAR Corp.	757	27,419
Aerojet Rocketdyne Holdings, Inc. (A)	1,656	87,520
AeroVironment, Inc. (A)	512	44,493
Astronics Corp. (A)	623	8,242
Axon Enterprise, Inc. (A)	1,246	152,672
BWX Technologies, Inc.	1,923	115,918
Cubic Corp.	661	41,008
Curtiss-Wright Corp.	789	91,800
Ducommun, Inc. (A)	268	14,392
General Dynamics Corp.	5,546	825,356
HEICO Corp., Class A	2,739	320,627
Hexcel Corp.	1,762	85,439
Howmet Aerospace, Inc.	9,105	259,857
Huntington Ingalls Industries, Inc.	759	129,394
Innovative Solutions & Support, Inc.	23	150
Kaman Corp.	587	33,535
Kratos Defense & Security Solutions, Inc. (A)	2,288	62,760
L3Harris Technologies, Inc.	4,230	799,555
Lockheed Martin Corp.	5,449	1,934,286
Maxar Technologies, Inc.	1,313	50,669
Mercury Systems, Inc. (A)	1,164	102,502
Moog, Inc., Class A	671	53,210
National Presto Industries, Inc.	169	14,945
Northrop Grumman Corp.	3,233	985,160
Park Aerospace Corp.	561	7,523
Parsons Corp. (A)	2,091	76,133
Raytheon Technologies Corp.	30,133	2,154,811
Spirit AeroSystems Holdings, Inc., Class A	2,171	84,864
Teledyne Technologies, Inc. (A)	713	279,482
Textron, Inc.	4,574	221,061
The Boeing Company	11,207	2,398,970
TransDigm Group, Inc. (A)	1,086	672,071
Triumph Group, Inc.	1,030	12,937
Vectrus, Inc. (A)	262	13,027
		12,161,788
Air freight and logistics – 0.6%
Air Transport Services Group, Inc. (A)	1,293	40,523
Atlas Air Worldwide Holdings, Inc. (A)	480	26,179
CH Robinson Worldwide, Inc.	2,601	244,156
Echo Global Logistics, Inc. (A)	631	16,923
Expeditors International of Washington, Inc.	3,136	298,265
FedEx Corp.	5,200	1,350,024
Forward Air Corp.	636	48,870
Hub Group, Inc., Class A (A)	691	39,387
United Parcel Service, Inc., Class B	17,079	2,876,104
XPO Logistics, Inc. (A)	1,938	231,010
		5,171,441
Airlines – 0.2%
Alaska Air Group, Inc.	2,510	130,520
Allegiant Travel Company	324	61,314
American Airlines Group, Inc. (B)	9,162	144,485
Delta Air Lines, Inc.	13,422	539,699
Hawaiian Holdings, Inc.	993	17,576
JetBlue Airways Corp. (A)	6,077	88,360
Mesa Air Group, Inc. (A)	734	4,910
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Airlines (continued)
SkyWest, Inc.	1,002	$40,391
Southwest Airlines Company	10,995	512,477
Spirit Airlines, Inc. (A)	1,446	35,355
United Airlines Holdings, Inc. (A)	5,285	228,576
		1,803,663
Building products – 0.5%
A. O. Smith Corp.	3,268	179,152
AAON, Inc.	1,098	73,160
Advanced Drainage Systems, Inc.	1,309	109,406
American Woodmark Corp. (A)	361	33,880
Apogee Enterprises, Inc.	604	19,135
Armstrong Flooring, Inc. (A)	34	130
Armstrong World Industries, Inc.	912	67,844
Builders FirstSource, Inc. (A)	2,442	99,658
Carrier Global Corp.	17,418	657,007
Cornerstone Building Brands, Inc. (A)	2,840	26,355
CSW Industrials, Inc.	335	37,490
Fortune Brands Home & Security, Inc.	2,807	240,616
Gibraltar Industries, Inc. (A)	685	49,279
Griffon Corp.	1,054	21,481
Insteel Industries, Inc.	463	10,311
JELD-WEN Holding, Inc. (A)	2,148	54,473
Johnson Controls International PLC	18,307	852,923
Lennox International, Inc.	754	206,573
Masco Corp.	5,159	283,384
Owens Corning	2,200	166,672
PGT Innovations, Inc. (A)	1,295	26,340
Quanex Building Products Corp.	554	12,282
Resideo Technologies, Inc. (A)	2,645	56,233
Simpson Manufacturing Company, Inc.	929	86,815
The AZEK Company, Inc. (A)	1,030	39,604
Trex Company, Inc. (A)	2,444	204,612
UFP Industries, Inc.	1,297	72,048
		3,686,863
Commercial services and supplies – 0.6%
ABM Industries, Inc.	1,396	52,825
ACCO Brands Corp.	2,109	17,821
ADT, Inc.	15,587	122,358
Aqua Metals, Inc. (A)	338	1,014
Brady Corp., Class A	1,122	59,264
BrightView Holdings, Inc. (A)	2,250	34,020
Casella Waste Systems, Inc., Class A (A)	1,031	63,870
CECO Environmental Corp. (A)	931	6,480
Charah Solutions, Inc. (A)	158	453
Cintas Corp.	2,049	724,240
Civeo Corp. (A)	253	3,517
Clean Harbors, Inc. (A)	1,183	90,026
Copart, Inc. (A)	4,658	592,731
Covanta Holding Corp.	2,894	37,998
Deluxe Corp.	899	26,251
Ennis, Inc.	594	10,603
Harsco Corp. (A)	1,720	30,926
Healthcare Services Group, Inc.	1,557	43,752
Heritage-Crystal Clean, Inc. (A)	532	11,209
Herman Miller, Inc.	1,134	38,329
HNI Corp.	909	31,324
Hudson Technologies, Inc. (A)	121	132
IAA, Inc. (A)	2,793	181,489
Interface, Inc.	1,246	13,083
KAR Auction Services, Inc.	2,713	50,489
Kimball International, Inc., Class B	828	9,895
Knoll, Inc.	1,051	15,429
Matthews International Corp., Class A	695	20,433
McGrath RentCorp	513	34,422
MSA Safety, Inc.	810	121,006

The accompanying notes are an integral part of the financial statements.	176

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
NL Industries, Inc.	1,371	$6,553
Odyssey Marine Exploration, Inc. (A)	70	497
Perma-Fix Environmental Services, Inc. (A)	49	293
PICO Holdings, Inc. (A)	659	6,162
Pitney Bowes, Inc.	3,630	22,361
Quad/Graphics, Inc.	1,350	5,157
Republic Services, Inc.	6,095	586,949
Rollins, Inc.	10,003	390,817
RR Donnelley & Sons Company	1,850	4,181
SP Plus Corp. (A)	517	14,905
Steelcase, Inc., Class A	2,479	33,590
Stericycle, Inc. (A)	1,924	133,391
Swisher Hygiene, Inc. (A)(C)	450	0
Team, Inc. (A)	728	7,935
Tetra Tech, Inc.	1,153	133,494
The Brink's Company	1,052	75,744
UniFirst Corp.	321	67,952
US Ecology, Inc.	492	17,874
Viad Corp.	446	16,132
VSE Corp.	270	10,392
Waste Management, Inc.	8,215	968,795
		4,948,563
Construction and engineering – 0.2%
AECOM (A)	3,302	164,374
Aegion Corp. (A)	753	14,299
Ameresco, Inc., Class A (A)	1,046	54,643
Arcosa, Inc.	870	47,789
Argan, Inc.	361	16,061
Comfort Systems USA, Inc.	770	40,548
Construction Partners, Inc., Class A (A)	1,162	33,826
Dycom Industries, Inc. (A)	667	50,372
EMCOR Group, Inc.	901	82,405
Fluor Corp.	3,029	48,373
Granite Construction, Inc.	1,014	27,084
Great Lakes Dredge & Dock Corp. (A)	1,462	19,255
HC2 Holdings, Inc. (A)	600	1,956
IES Holdings, Inc. (A)	485	22,329
Jacobs Engineering Group, Inc.	2,413	262,920
MasTec, Inc. (A)	1,529	104,247
MYR Group, Inc. (A)	381	22,898
Northwest Pipe Company (A)	252	7,132
Orion Group Holdings, Inc. (A)	985	4,886
Primoris Services Corp.	1,046	28,880
Quanta Services, Inc.	2,698	194,310
Sterling Construction Company, Inc. (A)	650	12,097
Tutor Perini Corp. (A)	1,152	14,918
Valmont Industries, Inc.	334	58,427
WillScot Mobile Mini Holdings Corp. (A)	4,767	110,451
		1,444,480
Electrical equipment – 0.5%
Acuity Brands, Inc.	788	95,419
Allied Motion Technologies, Inc.	222	11,344
American Superconductor Corp. (A)	626	14,661
AMETEK, Inc.	4,412	533,587
Atkore International Group, Inc. (A)	995	40,904
AZZ, Inc.	556	26,377
Babcock & Wilcox Enterprises, Inc. (A)	755	2,650
Bloom Energy Corp., Class A (A)(B)	2,529	72,481
Eaton Corp. PLC	7,727	928,322
Emerson Electric Company	11,646	935,989
Encore Wire Corp.	444	26,893
Energous Corp. (A)	275	495
EnerSys	886	73,591
FuelCell Energy, Inc. (A)(B)	3,886	43,407
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
GrafTech International, Ltd.	4,843	$51,626
Hubbell, Inc.	1,035	162,278
LSI Industries, Inc.	53	454
nVent Electric PLC	3,399	79,163
Orion Energy Systems, Inc. (A)	438	4,323
Plug Power, Inc. (A)	6,730	228,214
Powell Industries, Inc.	287	8,464
Preformed Line Products Company	126	8,623
Regal Beloit Corp.	813	99,845
Rockwell Automation, Inc.	2,282	572,348
Sunrun, Inc. (A)	3,994	277,104
Thermon Group Holdings, Inc. (A)	751	11,738
TPI Composites, Inc. (A)	781	41,221
Vicor Corp. (A)	865	79,770
		4,431,291
Industrial conglomerates – 1.0%
3M Company	11,288	1,973,030
Carlisle Companies, Inc.	990	154,618
General Electric Company	174,053	1,879,772
Honeywell International, Inc.	13,715	2,917,181
Icahn Enterprises LP	4,276	216,665
Raven Industries, Inc.	807	26,704
Roper Technologies, Inc.	2,055	885,890
		8,053,860
Machinery – 1.8%
AGCO Corp.	1,435	147,934
Alamo Group, Inc.	239	32,970
Albany International Corp., Class A	643	47,209
Allison Transmission Holdings, Inc.	2,012	86,778
Altra Industrial Motion Corp.	1,367	75,773
Astec Industries, Inc.	516	29,866
Barnes Group, Inc.	1,066	54,036
Briggs & Stratton Corp. (A)	970	71
Caterpillar, Inc.	10,591	1,927,774
Chart Industries, Inc. (A)	759	89,403
CIRCOR International, Inc. (A)	461	17,721
Colfax Corp. (A)	2,476	94,682
Columbus McKinnon Corp.	532	20,450
Commercial Vehicle Group, Inc. (A)	856	7,404
Crane Company	1,181	91,716
Cummins, Inc.	2,801	636,107
Deere & Company	6,148	1,654,119
Donaldson Company, Inc.	2,475	138,303
Douglas Dynamics, Inc.	435	18,605
Dover Corp.	2,490	314,363
Energy Recovery, Inc. (A)	1,268	17,296
Enerpac Tool Group Corp.	1,293	29,235
EnPro Industries, Inc.	467	35,268
ESCO Technologies, Inc.	542	55,945
Evoqua Water Technologies Corp. (A)	2,421	65,319
Federal Signal Corp.	1,279	42,424
Flowserve Corp.	2,742	101,043
Fortive Corp.	6,606	467,837
Franklin Electric Company, Inc.	987	68,310
Gates Industrial Corp. PLC (A)	6,148	78,448
Gencor Industries, Inc. (A)	428	5,264
Graco, Inc.	3,258	235,716
Graham Corp.	310	4,706
Helios Technologies, Inc.	706	37,623
Hillenbrand, Inc.	1,583	63,003
Hurco Companies, Inc.	183	5,490
Hyster-Yale Materials Handling, Inc.	296	17,627
IDEX Corp.	1,372	273,302
Illinois Tool Works, Inc.	6,106	1,244,891
Ingersoll Rand, Inc. (A)	4,302	195,999

The accompanying notes are an integral part of the financial statements.	177

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
ITT, Inc.	1,654	$127,391
John Bean Technologies Corp.	667	75,951
Kadant, Inc.	213	30,029
Kennametal, Inc.	1,782	64,580
LB Foster Company, Class A (A)	298	4,485
Lincoln Electric Holdings, Inc.	1,160	134,850
Lindsay Corp.	215	27,619
Lydall, Inc. (A)	434	13,033
Mayville Engineering Company, Inc. (A)	522	7,005
Meritor, Inc. (A)	1,419	39,604
Miller Industries, Inc.	293	11,140
Mueller Industries, Inc.	1,297	45,538
Mueller Water Products, Inc., Class A	3,339	41,337
Navistar International Corp. (A)	2,092	91,964
NN, Inc. (A)	766	5,033
Nordson Corp.	1,141	229,284
Omega Flex, Inc.	223	32,558
Oshkosh Corp.	1,294	111,375
Otis Worldwide Corp.	8,562	578,363
PACCAR, Inc.	6,650	573,762
Parker-Hannifin Corp.	2,519	686,201
Park-Ohio Holdings Corp.	316	9,764
Proto Labs, Inc. (A)	565	86,671
RBC Bearings, Inc. (A)	524	93,817
REV Group, Inc.	1,210	10,660
Rexnord Corp.	2,363	93,315
Snap-on, Inc.	961	164,466
SPX Corp. (A)	948	51,704
SPX FLOW, Inc. (A)	923	53,497
Standex International Corp.	280	21,706
Stanley Black & Decker, Inc.	3,109	555,143
Tennant Company	380	26,665
Terex Corp.	1,554	54,219
The Eastern Company	202	4,868
The ExOne Company (A)	89	845
The Gorman-Rupp Company	603	19,567
The Greenbrier Companies, Inc.	586	21,319
The Manitowoc Company, Inc. (A)	864	11,500
The Middleby Corp. (A)	1,172	151,094
The Shyft Group, Inc.	809	22,959
The Timken Company	1,583	122,461
The Toro Company	2,154	204,285
Titan International, Inc.	1,677	8,150
TriMas Corp. (A)	1,035	32,778
Trinity Industries, Inc.	2,605	68,746
Twin Disc, Inc. (A)	354	2,779
Wabash National Corp.	1,110	19,125
Wabtec Corp.	3,970	290,604
Watts Water Technologies, Inc., Class A	650	79,105
Welbilt, Inc. (A)	2,974	39,257
Woodward, Inc.	1,298	157,746
Xylem, Inc.	3,519	358,199
		14,298,146
Marine – 0.0%
Eagle Bulk Shipping, Inc. (A)	275	5,225
Kirby Corp. (A)	1,269	65,772
Matson, Inc.	933	53,153
SEACOR Holdings, Inc. (A)	468	19,399
		143,549
Professional services – 0.4%
Acacia Research Corp. (A)	1,686	6,643
ASGN, Inc. (A)	1,106	92,384
Barrett Business Services, Inc.	173	11,800
CBIZ, Inc. (A)	1,144	30,442
CoreLogic, Inc.	1,659	128,274
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
CoStar Group, Inc. (A)	763	$705,226
CRA International, Inc.	188	9,575
Dun & Bradstreet Holdings, Inc. (A)(B)	4,817	119,943
Equifax, Inc.	2,459	474,194
Exponent, Inc.	1,082	97,412
Forrester Research, Inc. (A)	420	17,598
Franklin Covey Company (A)	341	7,594
FTI Consulting, Inc. (A)	709	79,209
Heidrick & Struggles International, Inc.	459	13,485
Huron Consulting Group, Inc. (A)	481	28,355
ICF International, Inc.	377	28,022
Insperity, Inc.	843	68,637
Kelly Services, Inc., Class A	813	16,723
Kforce, Inc.	509	21,424
Korn Ferry	1,163	50,591
ManpowerGroup, Inc.	1,134	102,264
Mastech Digital, Inc. (A)	89	1,415
Mistras Group, Inc. (A)	754	5,851
Red Violet, Inc. (A)	140	3,655
Rekor Systems, Inc. (A)	270	2,179
Resources Connection, Inc.	781	9,817
Robert Half International, Inc.	2,316	144,704
TransUnion	3,901	387,057
TriNet Group, Inc. (A)	1,465	118,079
TrueBlue, Inc. (A)	816	15,251
Upwork, Inc. (A)	2,419	83,504
Verisk Analytics, Inc.	3,246	673,837
Willdan Group, Inc. (A)	264	11,009
		3,566,153
Road and rail – 1.2%
AMERCO	352	159,794
ArcBest Corp.	604	25,773
Avis Budget Group, Inc. (A)	1,553	57,927
Covenant Logistics Group, Inc. (A)	501	7,420
CSX Corp.	15,167	1,376,405
Daseke, Inc. (A)	1,184	6,879
Heartland Express, Inc.	1,522	27,548
Hertz Global Holdings, Inc. (A)(B)	3,014	3,858
HyreCar, Inc. (A)	175	1,250
JB Hunt Transport Services, Inc.	2,051	280,269
Kansas City Southern	1,890	385,806
Knight-Swift Transportation Holdings, Inc.	3,561	148,921
Landstar System, Inc.	661	89,010
Lyft, Inc., Class A (A)	6,240	306,571
Marten Transport, Ltd.	1,666	28,705
Norfolk Southern Corp.	5,047	1,199,218
Old Dominion Freight Line, Inc.	2,338	456,331
P.A.M. Transportation Services, Inc. (A)	163	7,987
Ryder System, Inc.	1,136	70,159
Saia, Inc. (A)	560	101,248
Schneider National, Inc., Class B	3,647	75,493
Uber Technologies, Inc. (A)	35,203	1,795,353
Union Pacific Corp.	13,374	2,784,734
Universal Logistics Holdings, Inc.	647	13,322
Werner Enterprises, Inc.	1,312	51,457
YRC Worldwide, Inc. (A)	513	2,273
		9,463,711
Trading companies and distributors – 0.3%
Air Lease Corp.	2,173	96,525
Applied Industrial Technologies, Inc.	808	63,016
Beacon Roofing Supply, Inc. (A)	1,448	58,195
BlueLinx Holdings, Inc. (A)	138	4,038
BMC Stock Holdings, Inc. (A)	1,408	75,581
CAI International, Inc.	399	12,465
DXP Enterprises, Inc. (A)	424	9,426

The accompanying notes are an integral part of the financial statements.	178

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
EVI Industries, Inc. (A)	281	$8,408
Fastenal Company	11,599	566,379
Fortress Transportation & Infrastructure Investors LLC	1,753	41,125
Foundation Building Materials, Inc. (A)	982	18,864
GATX Corp.	601	49,991
GMS, Inc. (A)	892	27,188
H&E Equipment Services, Inc.	706	21,046
Herc Holdings, Inc. (A)	600	39,846
Lawson Products, Inc. (A)	105	5,346
MRC Global, Inc. (A)	1,913	12,683
MSC Industrial Direct Company, Inc., Class A	1,063	89,707
NOW, Inc. (A)	2,361	16,952
Rush Enterprises, Inc., Class A	1,177	48,751
SiteOne Landscape Supply, Inc. (A)	878	139,277
Systemax, Inc.	859	30,830
Textainer Group Holdings, Ltd. (A)	1,307	25,068
Titan Machinery, Inc. (A)	554	10,831
United Rentals, Inc. (A)	1,431	331,863
Univar Solutions, Inc. (A)	3,580	68,056
Veritiv Corp. (A)	416	8,649
W.W. Grainger, Inc.	1,010	412,423
Watsco, Inc.	731	165,608
WESCO International, Inc. (A)	1,054	82,739
Willis Lease Finance Corp. (A)	124	3,777
		2,544,653
		71,718,161
Information technology – 26.6%
Communications equipment – 0.8%
Acacia Communications, Inc. (A)	846	61,724
ADTRAN, Inc.	1,229	18,152
Applied Optoelectronics, Inc. (A)	524	4,459
Arista Networks, Inc. (A)	1,503	436,727
CalAmp Corp. (A)	820	8,134
Calix, Inc. (A)	1,308	38,926
Cambium Networks Corp. (A)	638	16,001
Casa Systems, Inc. (A)	2,022	12,476
Ciena Corp. (A)	3,177	167,904
Cisco Systems, Inc.	83,161	3,721,455
Clearfield, Inc. (A)	398	9,839
CommScope Holding Company, Inc. (A)	4,134	55,396
Comtech Telecommunications Corp.	548	11,338
Digi International, Inc. (A)	683	12,909
DZS, Inc. (A)	566	8,756
EchoStar Corp., Class A (A)	2,059	43,630
Extreme Networks, Inc. (A)	2,767	19,065
F5 Networks, Inc. (A)	1,172	206,202
Harmonic, Inc. (A)	2,084	15,401
Infinera Corp. (A)	3,517	36,858
Inseego Corp. (A)(B)	1,798	27,815
InterDigital, Inc.	665	40,352
Juniper Networks, Inc.	6,516	146,675
KVH Industries, Inc. (A)	504	5,720
Lumentum Holdings, Inc. (A)	1,592	150,922
Motorola Solutions, Inc.	3,343	568,511
NETGEAR, Inc. (A)	654	26,572
NetScout Systems, Inc. (A)	1,586	43,488
Plantronics, Inc.	893	24,138
Powerwave Technologies, Inc. (A)(C)	912	0
Resonant, Inc. (A)(B)	781	2,070
Ribbon Communications, Inc. (A)	2,627	17,233
Ubiquiti, Inc.	1,314	365,962
ViaSat, Inc. (A)	1,289	42,086
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
Viavi Solutions, Inc. (A)	4,848	$72,599
		6,439,495
Electronic equipment, instruments and components – 0.7%
Akoustis Technologies, Inc. (A)	872	10,665
Amphenol Corp., Class A	5,812	760,035
Arlo Technologies, Inc. (A)	1,497	11,662
Arrow Electronics, Inc. (A)	1,387	134,955
Avnet, Inc.	1,858	65,234
Badger Meter, Inc.	609	57,283
Bel Fuse, Inc., Class B	346	5,200
Belden, Inc.	915	38,339
Benchmark Electronics, Inc.	800	21,608
CDW Corp.	2,758	363,477
Cognex Corp.	3,577	287,179
Coherent, Inc. (A)	509	76,360
Corning, Inc.	15,094	543,384
CTS Corp.	670	23,001
Daktronics, Inc.	1,227	5,742
Dolby Laboratories, Inc., Class A	1,964	190,763
ePlus, Inc. (A)	171	15,039
FARO Technologies, Inc. (A)	391	27,616
Fitbit, Inc., Class A (A)	5,587	37,992
FLIR Systems, Inc.	2,687	117,771
II-VI, Inc. (A)	1,909	145,008
Insight Enterprises, Inc. (A)	735	55,926
Intellicheck, Inc. (A)	162	1,848
IPG Photonics Corp. (A)	1,057	236,546
Iteris, Inc. (A)	1,032	5,831
Itron, Inc. (A)	841	80,652
Jabil, Inc.	3,026	128,696
Keysight Technologies, Inc. (A)	3,745	494,677
Kimball Electronics, Inc. (A)	601	9,610
Knowles Corp. (A)	1,955	36,031
Littelfuse, Inc.	493	125,547
Luna Innovations, Inc. (A)	135	1,334
Methode Electronics, Inc.	804	30,777
MicroVision, Inc. (A)	1,120	6,026
MTS Systems Corp.	425	24,718
Napco Security Technologies, Inc. (A)	429	11,248
National Instruments Corp.	2,724	119,693
Netlist, Inc. (A)	2,025	1,221
nLight, Inc. (A)	848	27,687
Novanta, Inc. (A)	739	87,365
OSI Systems, Inc. (A)	333	31,042
PAR Technology Corp. (A)	370	23,232
PC Connection, Inc. (A)	517	24,449
Plexus Corp. (A)	571	44,658
Powerfleet, Inc. (A)	111	825
Research Frontiers, Inc. (A)	131	368
Rogers Corp. (A)	393	61,029
Sanmina Corp. (A)	1,168	37,248
ScanSource, Inc. (A)	460	12,135
SYNNEX Corp.	1,018	82,906
Trimble, Inc. (A)	5,066	338,257
TTM Technologies, Inc. (A)	2,254	31,094
Vishay Intertechnology, Inc.	3,003	62,192
Vishay Precision Group, Inc. (A)	306	9,633
Vontier Corp. (A)	2,732	91,249
Zebra Technologies Corp., Class A (A)	1,064	408,927
		5,682,990
IT services – 5.2%
Akamai Technologies, Inc. (A)	3,191	335,023
Alliance Data Systems Corp.	932	69,061
Automatic Data Processing, Inc.	8,469	1,492,238
BigCommerce Holdings, Inc., Series 1 (A)	1,073	68,833

The accompanying notes are an integral part of the financial statements.	179

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Black Knight, Inc. (A)	3,057	$270,086
Booz Allen Hamilton Holding Corp.	2,787	242,971
Brightcove, Inc. (A)	983	18,087
Broadridge Financial Solutions, Inc.	2,308	353,586
CACI International, Inc., Class A (A)	456	113,694
Cardtronics PLC, Class A (A)	953	33,641
Cass Information Systems, Inc.	256	9,961
Cognizant Technology Solutions Corp., Class A	10,730	879,324
Concentrix Corp. (A)	1,018	100,477
Conduent, Inc. (A)	4,621	22,181
CSG Systems International, Inc.	659	29,701
DXC Technology Company	5,359	137,994
Endurance International Group Holdings, Inc. (A)	3,270	30,902
EPAM Systems, Inc. (A)	1,141	408,877
Euronet Worldwide, Inc. (A)	1,131	163,905
EVO Payments, Inc., Class A (A)	1,768	47,754
Exela Technologies, Inc. (A)	439	182
ExlService Holdings, Inc. (A)	712	60,613
Fastly, Inc., Class A (A)(B)	1,995	174,303
Fidelity National Information Services, Inc.	12,255	1,733,592
Fiserv, Inc. (A)	13,311	1,515,590
FleetCor Technologies, Inc. (A)	1,674	456,717
Gartner, Inc. (A)	1,853	296,832
Genpact, Ltd.	3,996	165,275
Global Payments, Inc.	6,005	1,293,597
GoDaddy, Inc., Class A (A)	3,472	288,002
GreenSky, Inc., Class A (A)	3,876	17,946
i3 Verticals, Inc., Class A (A)	606	20,119
IBM Corp.	17,285	2,175,836
Information Services Group, Inc. (A)	1,409	4,622
Jack Henry & Associates, Inc.	1,553	251,570
KBR, Inc.	2,986	92,357
Leidos Holdings, Inc.	2,865	301,169
Limelight Networks, Inc. (A)	2,664	10,629
LiveRamp Holdings, Inc. (A)	1,431	104,735
ManTech International Corp., Class A	809	71,952
Mastercard, Inc., Class A	19,815	7,072,766
MAXIMUS, Inc.	1,146	83,876
MoneyGram International, Inc. (A)	1,519	8,301
MongoDB, Inc. (A)	1,175	421,872
NIC, Inc.	1,395	36,033
Okta, Inc. (A)	2,436	619,377
Paychex, Inc.	7,133	664,653
PayPal Holdings, Inc. (A)	23,273	5,450,537
Paysign, Inc. (A)	1,105	5,127
Perficient, Inc. (A)	713	33,974
Perspecta, Inc.	3,393	81,703
PRGX Global, Inc. (A)	47	359
Sabre Corp.	5,716	68,706
Science Applications International Corp.	1,089	103,063
ServiceSource International, Inc. (A)	2,601	4,578
Shift4 Payments, Inc., Class A (A)	671	50,593
Snowflake, Inc., Class A (A)(B)	5,436	1,529,690
Square, Inc., Class A (A)	8,866	1,929,596
StarTek, Inc. (A)	653	4,911
Switch, Inc., Class A	5,110	83,651
Sykes Enterprises, Inc. (A)	904	34,054
The Hackett Group, Inc.	696	10,015
The Western Union Company	8,245	180,895
TTEC Holdings, Inc.	986	71,909
Twilio, Inc., Class A (A)	2,862	968,787
Unisys Corp. (A)	1,343	26,430
VeriSign, Inc. (A)	2,239	484,520
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Verra Mobility Corp. (A)	3,363	$45,131
Virtusa Corp. (A)	634	32,416
Visa, Inc., Class A	38,368	8,392,233
WEX, Inc. (A)	903	183,788
		42,547,478
Semiconductors and semiconductor equipment – 4.5%
ACM Research, Inc., Class A (A)	406	32,988
Advanced Energy Industries, Inc. (A)	809	78,449
Advanced Micro Devices, Inc. (A)	23,222	2,129,690
Alpha & Omega Semiconductor, Ltd. (A)	622	14,704
Ambarella, Inc. (A)	706	64,825
Amkor Technology, Inc.	5,075	76,531
Analog Devices, Inc.	7,233	1,068,531
Applied Materials, Inc.	17,971	1,550,897
Atomera, Inc. (A)	385	6,195
Axcelis Technologies, Inc. (A)	734	21,374
AXT, Inc. (A)	135	1,292
Broadcom, Inc.	7,919	3,467,334
Brooks Automation, Inc.	1,532	103,946
CEVA, Inc. (A)	512	23,296
Cirrus Logic, Inc. (A)	1,174	96,503
CMC Materials, Inc.	612	92,596
Cohu, Inc.	925	35,317
Cree, Inc. (A)	2,258	239,122
CyberOptics Corp. (A)	12	272
Diodes, Inc. (A)	1,072	75,576
DSP Group, Inc. (A)	596	9,888
Enphase Energy, Inc. (A)	2,514	441,132
Entegris, Inc.	2,751	264,371
Everspin Technologies, Inc. (A)	103	474
First Solar, Inc. (A)	2,176	215,250
FormFactor, Inc. (A)	1,518	65,304
GSI Technology, Inc. (A)	205	1,517
Ichor Holdings, Ltd. (A)	384	11,576
Impinj, Inc. (A)	486	20,349
Inphi Corp. (A)	960	154,051
Intel Corp.	83,458	4,157,878
KLA Corp.	3,078	796,925
Kulicke & Soffa Industries, Inc.	1,388	44,152
Lam Research Corp.	2,872	1,356,359
Lattice Semiconductor Corp. (A)	2,843	130,266
MACOM Technology Solutions Holdings, Inc. (A)	1,335	73,478
Marvell Technology Group, Ltd.	13,482	640,934
Maxeon Solar Technologies, Ltd. (A)	410	11,632
Maxim Integrated Products, Inc.	5,159	457,345
MaxLinear, Inc. (A)	1,515	57,858
Microchip Technology, Inc.	4,982	688,064
Micron Technology, Inc. (A)	21,782	1,637,571
MKS Instruments, Inc.	1,139	171,363
Monolithic Power Systems, Inc.	906	331,804
NeoPhotonics Corp. (A)	1,119	10,172
NVE Corp.	120	6,742
NVIDIA Corp.	12,209	6,375,540
ON Semiconductor Corp. (A)	8,461	276,929
Onto Innovation, Inc. (A)	982	46,694
PDF Solutions, Inc. (A)	745	16,092
Photronics, Inc. (A)	1,478	16,494
Pixelworks, Inc. (A)	1,060	2,989
Power Integrations, Inc.	1,203	98,478
Qorvo, Inc. (A)	2,305	383,252
QUALCOMM, Inc.	22,324	3,400,838
Rambus, Inc. (A)	2,420	42,253
Rubicon Technology, Inc. (A)	161	1,457
Semtech Corp. (A)	1,393	100,421

The accompanying notes are an integral part of the financial statements.	180

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Silicon Laboratories, Inc. (A)	876	$111,550
SiTime Corp. (A)	232	25,968
Skyworks Solutions, Inc.	3,302	504,810
SMART Global Holdings, Inc. (A)	535	20,132
SunPower Corp. (A)	3,285	84,227
Synaptics, Inc. (A)	681	65,648
Teradyne, Inc.	3,361	402,950
Texas Instruments, Inc.	17,894	2,936,942
Ultra Clean Holdings, Inc. (A)	883	27,505
Universal Display Corp.	983	225,893
Veeco Instruments, Inc. (A)	1,119	19,426
Xilinx, Inc.	4,787	678,653
		36,801,034
Software – 9.4%
2U, Inc. (A)	1,345	53,813
8x8, Inc. (A)	2,122	73,145
A10 Networks, Inc. (A)	1,809	17,837
ACI Worldwide, Inc. (A)	2,427	93,270
Adobe, Inc. (A)	9,513	4,757,642
Agilysys, Inc. (A)	564	21,646
Alarm.com Holdings, Inc. (A)	1,025	106,036
Altair Engineering, Inc., Class A (A)	1,540	89,597
Alteryx, Inc., Class A (A)	1,359	165,513
American Software, Inc., Class A	679	11,658
Anaplan, Inc. (A)	2,761	198,378
ANSYS, Inc. (A)	1,722	626,464
Appfolio, Inc., Class A (A)	718	129,269
Appian Corp. (A)(B)	1,411	228,709
Aspen Technology, Inc. (A)	1,425	185,606
Autodesk, Inc. (A)	4,406	1,345,328
Avalara, Inc. (A)	1,613	265,968
Avaya Holdings Corp. (A)	2,155	41,268
Benefitfocus, Inc. (A)	722	10,455
Bill.com Holdings, Inc. (A)	1,427	194,786
Blackbaud, Inc.	1,029	59,229
Blackline, Inc. (A)	1,170	156,055
Bottomline Technologies DE, Inc. (A)	930	49,048
Box, Inc., Class A (A)	3,163	57,092
Cadence Design Systems, Inc. (A)	5,615	766,054
CDK Global, Inc.	2,502	129,679
Cerence, Inc. (A)	788	79,178
Ceridian HCM Holding, Inc. (A)	3,010	320,746
ChannelAdvisor Corp. (A)	697	11,138
Citrix Systems, Inc.	2,471	321,477
Cloudera, Inc. (A)	5,998	83,432
Cloudflare, Inc., Class A (A)	6,057	460,271
CommVault Systems, Inc. (A)	969	53,654
Cornerstone OnDemand, Inc. (A)	1,274	56,107
Coupa Software, Inc. (A)	1,333	451,767
Crowdstrike Holdings, Inc., Class A (A)	4,295	909,767
Datadog, Inc., Class A (A)	6,130	603,437
Digimarc Corp. (A)	294	13,889
DocuSign, Inc. (A)	3,724	827,845
Domo, Inc., Class B (A)	622	39,665
Dropbox, Inc., Class A (A)	8,678	192,565
Duck Creek Technologies, Inc. (A)	1,484	64,257
Dynatrace, Inc. (A)	5,749	248,759
Ebix, Inc.	651	24,718
eGain Corp. (A)	755	8,917
Envestnet, Inc. (A)	1,101	90,601
Everbridge, Inc. (A)	708	105,542
Fair Isaac Corp. (A)	589	301,003
FireEye, Inc. (A)	4,573	105,453
Five9, Inc. (A)	1,276	222,534
Fortinet, Inc. (A)	3,289	488,515
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Guidewire Software, Inc. (A)	1,721	$221,544
HubSpot, Inc. (A)	893	354,021
Intelligent Systems Corp. (A)	199	7,982
Intuit, Inc.	5,199	1,974,840
j2 Global, Inc. (A)	912	89,093
LivePerson, Inc. (A)	1,406	87,495
Manhattan Associates, Inc. (A)	1,337	140,626
Medallia, Inc. (A)	2,506	83,249
Microsoft Corp.	149,389	33,227,101
MicroStrategy, Inc., Class A (A)	221	85,870
Mitek Systems, Inc. (A)	911	16,198
Model N, Inc. (A)	719	25,654
NCino, Inc. (A)(B)	995	72,048
New Relic, Inc. (A)	1,234	80,704
NortonLifeLock, Inc.	12,243	254,410
Nuance Communications, Inc. (A)	5,919	260,969
Nutanix, Inc., Class A (A)	3,956	126,078
OneSpan, Inc. (A)	910	18,819
Oracle Corp.	60,180	3,893,044
PagerDuty, Inc. (A)	1,640	68,388
Palantir Technologies, Inc., Class A (A)(B)	30,105	708,973
Palo Alto Networks, Inc. (A)	1,957	695,498
Pareteum Corp. (A)	1,711	1,009
Paycom Software, Inc. (A)	1,203	544,057
Paylocity Holding Corp. (A)	1,121	230,825
Pegasystems, Inc.	1,661	221,345
Ping Identity Holding Corp. (A)	1,506	43,132
Pluralsight, Inc., Class A (A)	2,973	62,314
Progress Software Corp.	952	43,021
Proofpoint, Inc. (A)	1,180	160,964
PROS Holdings, Inc. (A)	881	44,728
PTC, Inc. (A)	2,421	289,576
Q2 Holdings, Inc. (A)	1,009	127,669
Qualys, Inc. (A)	812	98,958
Rapid7, Inc. (A)	1,045	94,217
RealPage, Inc. (A)	1,984	173,084
Rimini Street, Inc. (A)	1,519	6,729
RingCentral, Inc., Class A (A)	1,564	592,709
Riot Blockchain, Inc. (A)	204	3,466
Sailpoint Technologies Holdings, Inc. (A)	1,899	101,103
salesforce.com, Inc. (A)	18,041	4,014,664
Seachange International, Inc. (A)	312	437
SecureWorks Corp., Class A (A)	1,619	23,022
ServiceNow, Inc. (A)	3,844	2,115,853
SharpSpring, Inc. (A)	74	1,205
ShotSpotter, Inc. (A)	262	9,877
Slack Technologies, Inc., Class A (A)	11,350	479,424
Smartsheet, Inc., Class A (A)	2,404	166,573
Smith Micro Software, Inc. (A)	408	2,211
SolarWinds Corp. (A)	6,524	97,534
Splunk, Inc. (A)	3,253	552,652
Sprout Social, Inc., Class A (A)	881	40,006
SPS Commerce, Inc. (A)	728	79,054
SS&C Technologies Holdings, Inc.	5,222	379,901
SVMK, Inc. (A)	2,843	72,639
Synchronoss Technologies, Inc. (A)	1,177	5,532
Synopsys, Inc. (A)	3,041	788,349
Telenav, Inc. (A)	1,183	5,560
Tenable Holdings, Inc. (A)	2,078	108,596
Teradata Corp. (A)	2,339	52,557
The Trade Desk, Inc., Class A (A)	942	754,542
Tyler Technologies, Inc. (A)	805	351,399
Upland Software, Inc. (A)	553	25,377
Varonis Systems, Inc. (A)	646	105,692
Verint Systems, Inc. (A)	1,365	91,701

The accompanying notes are an integral part of the financial statements.	181

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Veritone, Inc. (A)	355	$10,100
Vertex, Inc., Class A (A)	729	25,406
VirnetX Holding Corp. (B)	1,593	8,029
VMware, Inc., Class A (A)(B)	8,277	1,160,932
Workday, Inc., Class A (A)	4,749	1,137,908
Workiva, Inc. (A)	982	89,971
Xperi Holding Corp.	2,215	46,294
Yext, Inc. (A)	2,432	38,231
Zendesk, Inc. (A)	2,343	335,330
Zix Corp. (A)	1,285	11,090
Zoom Video Communications, Inc., Class A (A)	5,644	1,903,834
Zscaler, Inc. (A)	2,677	534,624
Zuora, Inc., Class A (A)	2,388	33,265
		76,909,663
Technology hardware, storage and peripherals – 6.0%
3D Systems Corp. (A)(B)	2,572	26,955
Apple, Inc.	342,128	45,396,920
AstroNova, Inc.	233	2,481
Avid Technology, Inc. (A)	1,003	15,918
Dell Technologies, Inc., Class C (A)	14,796	1,084,399
Diebold Nixdorf, Inc. (A)	1,715	18,282
Eastman Kodak Company (A)(B)	667	5,429
Hewlett Packard Enterprise Company	24,206	286,841
HP, Inc.	27,736	682,028
Immersion Corp. (A)	809	9,134
Intevac, Inc. (A)	745	5,371
NCR Corp. (A)	2,659	99,899
NetApp, Inc.	4,398	291,324
Pure Storage, Inc., Class A (A)	5,381	121,664
Western Digital Corp.	6,022	333,559
Xerox Holdings Corp.	4,123	95,612
		48,475,816
		216,856,476
Materials – 2.4%
Chemicals – 1.4%
AdvanSix, Inc. (A)	524	10,475
Air Products & Chemicals, Inc.	4,274	1,167,742
Albemarle Corp.	2,196	323,954
American Vanguard Corp.	728	11,299
Amyris, Inc. (A)(B)	2,008	12,399
Ashland Global Holdings, Inc.	1,244	98,525
Avient Corp.	1,723	69,402
Axalta Coating Systems, Ltd. (A)	4,848	138,410
Balchem Corp.	681	78,465
Cabot Corp.	1,218	54,664
Celanese Corp.	2,262	293,924
CF Industries Holdings, Inc.	4,338	167,924
Chase Corp.	194	19,596
Ciner Resources LP	296	3,727
Corteva, Inc.	14,911	577,354
CVR Nitrogen LP (A)(C)	1,086	195
Dow, Inc.	15,081	836,996
DuPont de Nemours, Inc.	14,556	1,035,077
Eastman Chemical Company	2,581	258,823
Ecolab, Inc.	5,658	1,224,165
Ferro Corp. (A)	1,770	25,895
Flotek Industries, Inc. (A)	796	1,680
FMC Corp.	2,533	291,118
FutureFuel Corp.	1,090	13,843
GCP Applied Technologies, Inc. (A)	1,572	37,178
Hawkins, Inc.	266	13,914
HB Fuller Company	1,076	55,823
Huntsman Corp.	4,735	119,038
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Ingevity Corp. (A)	884	$66,945
Innospec, Inc.	510	46,272
International Flavors & Fragrances, Inc. (B)	2,138	232,700
Intrepid Potash, Inc. (A)	345	8,332
Koppers Holdings, Inc. (A)	482	15,019
Kraton Corp. (A)	660	18,341
Kronos Worldwide, Inc.	2,526	37,663
Livent Corp. (A)	3,162	59,572
LSB Industries, Inc. (A)	308	1,044
Marrone Bio Innovations, Inc. (A)	3,996	4,995
Minerals Technologies, Inc.	673	41,807
NewMarket Corp.	133	52,973
Olin Corp.	3,408	83,700
PPG Industries, Inc.	4,558	657,355
PQ Group Holdings, Inc.	2,904	41,411
Quaker Chemical Corp.	313	79,311
Rayonier Advanced Materials, Inc. (A)	1,194	7,785
RPM International, Inc.	2,513	228,130
Sensient Technologies Corp.	828	61,082
Stepan Company	392	46,773
The Chemours Company	3,379	83,765
The Mosaic Company	7,960	183,160
The Scotts Miracle-Gro Company	1,138	226,621
The Sherwin-Williams Company	1,790	1,315,489
Trecora Resources (A)	757	5,291
Tredegar Corp.	832	13,894
Trinseo SA	852	43,631
Valhi, Inc.	660	10,032
Valvoline, Inc.	3,909	90,454
W.R. Grace & Company	1,393	76,364
Westlake Chemical Corp.	2,620	213,792
Westlake Chemical Partners LP	799	19,048
		11,014,356
Construction materials – 0.1%
Eagle Materials, Inc.	850	86,148
Forterra, Inc. (A)	1,414	24,314
Martin Marietta Materials, Inc.	1,202	341,332
Summit Materials, Inc., Class A (A)	2,396	48,112
U.S. Concrete, Inc. (A)	374	14,949
United States Lime & Minerals, Inc.	134	15,276
Vulcan Materials Company	2,544	377,301
		907,432
Containers and packaging – 0.4%
AptarGroup, Inc.	1,044	142,913
Avery Dennison Corp.	1,684	261,205
Ball Corp.	6,467	602,595
Berry Global Group, Inc. (A)	2,667	149,859
Crown Holdings, Inc. (A)	2,597	260,219
Graphic Packaging Holding Company	5,879	99,590
Greif, Inc., Class A	1,049	49,177
International Paper Company	7,941	394,827
Myers Industries, Inc.	844	17,538
O-I Glass, Inc.	3,338	39,722
Packaging Corp. of America	1,855	255,823
Sealed Air Corp.	3,058	140,026
Silgan Holdings, Inc.	2,164	80,241
Sonoco Products Company	1,870	110,798
UFP Technologies, Inc. (A)	81	3,775
Westrock Company	5,339	232,407
		2,840,715
Metals and mining – 0.5%
Alcoa Corp. (A)	4,059	93,560
Allegheny Technologies, Inc. (A)	2,687	45,061

The accompanying notes are an integral part of the financial statements.	182

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Arconic Corp. (A)	2,276	$67,825
Carpenter Technology Corp.	1,071	31,188
Century Aluminum Company (A)	2,194	24,200
Cleveland-Cliffs, Inc.	8,361	121,736
Coeur Mining, Inc. (A)	5,000	51,750
Commercial Metals Company	2,537	52,110
Compass Minerals International, Inc.	766	47,278
Contura Energy, Inc. (A)	390	4,434
Freeport-McMoRan, Inc.	29,701	772,820
Friedman Industries, Inc.	13	89
General Moly, Inc. (A)(C)	4,421	0
Haynes International, Inc.	334	7,963
Hecla Mining Company	10,978	71,137
Kaiser Aluminum Corp.	367	36,296
Materion Corp.	423	26,954
Newmont Corp.	15,909	952,790
Nucor Corp.	5,856	311,481
Olympic Steel, Inc.	344	4,586
Ramaco Resources, Inc. (A)	924	2,661
Rare Element Resources, Ltd. (A)	2,635	2,833
Reliance Steel & Aluminum Company	1,081	129,450
Royal Gold, Inc.	1,387	147,521
Ryerson Holding Corp. (A)	938	12,794
Schnitzer Steel Industries, Inc., Class A	654	20,869
Silver Bull Resources, Inc. (A)	1,632	1,110
Solitario Zinc Corp. (A)	2,505	1,409
Southern Copper Corp.	15,715	1,023,361
Steel Dynamics, Inc.	4,244	156,476
SunCoke Energy, Inc.	2,119	9,218
TimkenSteel Corp. (A)	1,209	5,646
United States Steel Corp.	3,560	59,701
Universal Stainless & Alloy Products, Inc. (A)	144	1,077
Warrior Met Coal, Inc.	968	20,638
Worthington Industries, Inc.	793	40,713
		4,358,735
Paper and forest products – 0.0%
Boise Cascade Company	849	40,582
Clearwater Paper Corp. (A)	390	14,723
Glatfelter Corp.	999	16,364
Louisiana-Pacific Corp.	2,491	92,590
Neenah, Inc.	345	19,085
Schweitzer-Mauduit International, Inc.	627	25,212
Verso Corp., Class A	768	9,231
		217,787
		19,339,025
Real estate – 3.0%
Equity real estate investment trusts – 2.9%
Acadia Realty Trust	1,860	26,393
Agree Realty Corp.	883	58,790
Alexander & Baldwin, Inc.	1,588	27,282
Alexander's, Inc.	108	29,954
Alexandria Real Estate Equities, Inc.	2,408	429,154
American Assets Trust, Inc.	1,271	36,706
American Campus Communities, Inc.	2,883	123,306
American Finance Trust, Inc.	2,393	17,780
American Homes 4 Rent, Class A	6,327	189,810
American Tower Corp.	8,763	1,966,943
Americold Realty Trust	4,031	150,477
Apartment Income REIT Corp. (A)	3,114	119,609
Apartment Investment and Management Company, Class A	3,114	16,442
Apple Hospitality REIT, Inc.	4,752	61,348
Armada Hoffler Properties, Inc.	1,229	13,789
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Ashford Hospitality Trust, Inc. (A)	287	$743
AvalonBay Communities, Inc.	2,641	423,696
Bluerock Residential Growth REIT, Inc.	731	9,262
Boston Properties, Inc.	3,063	289,545
Braemar Hotels & Resorts, Inc. (A)	978	4,509
Brandywine Realty Trust	3,857	45,937
Brixmor Property Group, Inc.	6,250	103,438
BRT Apartments Corp.	385	5,852
Camden Property Trust	1,879	187,750
CareTrust REIT, Inc.	2,053	45,536
CatchMark Timber Trust, Inc., Class A	1,315	12,308
CBL & Associates Properties, Inc. (A)	4,721	196
Cedar Realty Trust, Inc.	378	3,829
Centerspace	226	15,965
Chatham Lodging Trust	1,057	11,416
CIM Commercial Trust Corp.	337	4,799
Clipper Realty, Inc.	526	3,708
Colony Capital, Inc.	10,479	50,404
Columbia Property Trust, Inc.	2,547	36,524
Community Healthcare Trust, Inc.	472	22,236
Condor Hospitality Trust, Inc. (A)	431	1,698
CoreCivic, Inc.	2,527	16,552
CorEnergy Infrastructure Trust, Inc.	318	2,178
CorePoint Lodging, Inc.	1,422	9,783
CoreSite Realty Corp.	786	98,470
Corporate Office Properties Trust	2,391	62,357
Cousins Properties, Inc.	3,094	103,649
Crown Castle International Corp.	8,631	1,373,969
CubeSmart	3,975	133,600
CyrusOne, Inc.	2,372	173,512
DiamondRock Hospitality Company (A)	4,310	35,558
Digital Realty Trust, Inc.	4,353	607,287
Diversified Healthcare Trust	5,157	21,247
Douglas Emmett, Inc.	3,681	107,412
Duke Realty Corp.	7,646	305,611
Easterly Government Properties, Inc.	1,561	35,357
EastGroup Properties, Inc.	807	111,414
Empire State Realty Trust, Inc., Class A	3,892	36,273
EPR Properties	1,636	53,170
Equinix, Inc.	1,767	1,261,956
Equity Commonwealth	1,372	37,428
Equity LifeStyle Properties, Inc.	3,682	233,292
Equity Residential	7,383	437,664
Essential Properties Realty Trust, Inc.	1,463	31,016
Essex Property Trust, Inc.	1,245	295,588
Extra Space Storage, Inc.	2,510	290,809
Farmland Partners, Inc.	930	8,091
Federal Realty Investment Trust	1,572	133,809
First Industrial Realty Trust, Inc.	2,680	112,908
Four Corners Property Trust, Inc.	1,453	43,256
Franklin Street Properties Corp.	2,261	9,881
Front Yard Residential Corp.	1,319	21,368
Gaming and Leisure Properties, Inc.	4,534	192,242
Getty Realty Corp.	966	26,604
Gladstone Commercial Corp.	793	14,274
Gladstone Land Corp.	706	10,336
Global Medical REIT, Inc.	854	11,153
Global Net Lease, Inc.	1,979	33,920
Healthcare Realty Trust, Inc.	2,832	83,827
Healthcare Trust of America, Inc., Class A	4,366	120,240
Healthpeak Properties, Inc.	10,353	312,971
Hersha Hospitality Trust	1,005	7,929
Highwoods Properties, Inc.	2,184	86,552
Host Hotels & Resorts, Inc.	15,005	219,523
Hudson Pacific Properties, Inc.	3,264	78,401

The accompanying notes are an integral part of the financial statements.	183

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Independence Realty Trust, Inc.	2,095	$28,136
Industrial Logistics Properties Trust	1,490	34,702
Innovative Industrial Properties, Inc.	316	57,869
Invitation Homes, Inc.	11,285	335,165
Iron Mountain, Inc.	6,007	177,086
iStar, Inc.	1,236	18,355
JBG SMITH Properties	2,856	89,307
Kilroy Realty Corp.	2,218	127,313
Kimco Realty Corp.	8,845	132,763
Kite Realty Group Trust	1,853	27,721
Lamar Advertising Company, Class A	2,080	173,098
Lexington Realty Trust	5,323	56,530
Life Storage, Inc.	897	107,093
LTC Properties, Inc.	837	32,568
Mack-Cali Realty Corp.	1,996	24,870
Medalist Diversified REIT, Inc.	376	820
Medical Properties Trust, Inc.	10,170	221,604
MGM Growth Properties LLC, Class A	2,079	65,073
Mid-America Apartment Communities, Inc.	2,225	281,885
Monmouth Real Estate Investment Corp.	2,045	35,419
National Health Investors, Inc.	880	60,870
National Retail Properties, Inc.	3,402	139,210
National Storage Affiliates Trust	1,224	44,101
New Senior Investment Group, Inc.	2,020	10,464
New York REIT Liquidating LLC (A)(C)	457	8,375
NexPoint Residential Trust, Inc.	583	24,667
Office Properties Income Trust	1,104	25,083
Omega Healthcare Investors, Inc.	4,564	165,764
One Liberty Properties, Inc.	547	10,978
Outfront Media, Inc.	3,037	59,404
Paramount Group, Inc.	4,911	44,395
Park Hotels & Resorts, Inc.	5,041	86,453
Pebblebrook Hotel Trust	2,802	52,678
Pennsylvania Real Estate Investment Trust	1,986	1,986
Physicians Realty Trust	3,981	70,862
Piedmont Office Realty Trust, Inc., Class A	2,477	40,202
Plymouth Industrial REIT, Inc.	429	6,435
Postal Realty Trust, Inc., Class A	83	1,401
PotlatchDeltic Corp.	1,473	73,679
Preferred Apartment Communities, Inc., Class A	904	6,690
Prologis, Inc.	14,637	1,458,723
PS Business Parks, Inc.	476	63,246
Public Storage	3,306	763,455
QTS Realty Trust, Inc., Class A	1,243	76,917
Rayonier, Inc.	2,839	83,410
Realty Income Corp.	6,750	419,648
Regency Centers Corp.	3,503	159,702
Retail Opportunity Investments Corp.	2,507	33,569
Retail Properties of America, Inc., Class A	4,627	39,607
Retail Value, Inc.	492	7,316
Rexford Industrial Realty, Inc.	2,347	115,261
RLJ Lodging Trust	3,635	51,435
RPT Realty	1,545	13,364
Ryman Hospitality Properties, Inc.	1,080	73,181
Sabra Health Care REIT, Inc.	4,102	71,252
Safehold, Inc.	890	64,516
Saul Centers, Inc.	494	15,650
SBA Communications Corp.	2,260	637,614
Seritage Growth Properties, Class A (A)	866	12,713
Service Properties Trust	3,498	40,192
Simon Property Group, Inc.	6,099	520,123
SITE Centers Corp.	4,050	40,986
SL Green Realty Corp.	1,680	100,094
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Sotherly Hotels, Inc.	646	$1,615
Spirit Realty Capital, Inc.	2,024	81,304
STAG Industrial, Inc.	2,912	91,204
STORE Capital Corp.	4,908	166,774
Summit Hotel Properties, Inc.	2,173	19,579
Sun Communities, Inc.	1,906	289,617
Sunstone Hotel Investors, Inc.	4,797	54,350
Tanger Factory Outlet Centers, Inc.	2,021	20,129
Terreno Realty Corp.	1,416	82,850
The GEO Group, Inc.	2,079	18,420
The Macerich Company	3,169	33,813
UDR, Inc.	6,125	235,384
UMH Properties, Inc.	958	14,188
Uniti Group, Inc.	4,136	48,515
Universal Health Realty Income Trust	293	18,831
Urban Edge Properties	2,581	33,398
Urstadt Biddle Properties, Inc., Class A	889	12,562
Ventas, Inc.	7,776	381,335
VEREIT, Inc.	4,377	165,407
VICI Properties, Inc.	9,506	242,403
Vornado Realty Trust	3,861	144,170
Washington Prime Group, Inc.	507	3,301
Washington Real Estate Investment Trust	1,739	37,615
Weingarten Realty Investors	2,712	58,769
Welltower, Inc.	8,465	547,008
Weyerhaeuser Company	15,205	509,824
Wheeler Real Estate Investment Trust, Inc. (A)	991	2,745
Whitestone REIT	991	7,898
WP Carey, Inc.	3,555	250,912
Xenia Hotels & Resorts, Inc.	2,429	36,921
		23,383,460
Real estate management and development – 0.1%
CBRE Group, Inc., Class A (A)	6,680	418,970
CTO Realty Growth, Inc.	38	1,602
eXp World Holdings, Inc. (A)	1,472	92,913
Five Point Holdings LLC, Class A (A)	2,953	16,123
Forestar Group, Inc. (A)	1,120	22,602
FRP Holdings, Inc. (A)	258	11,752
Griffin Industrial Realty, Inc. (A)	183	11,438
Jones Lang LaSalle, Inc. (A)	1,017	150,892
Kennedy-Wilson Holdings, Inc.	3,061	54,761
Landmark Infrastructure Partners LP	598	6,411
Marcus & Millichap, Inc. (A)	815	30,342
Maui Land & Pineapple Company, Inc. (A)	514	5,926
Newmark Group, Inc., Class A	3,854	28,096
Rafael Holdings, Inc., Class B (A)	347	8,092
RE/MAX Holdings, Inc., Class A	431	15,658
Redfin Corp. (A)	1,978	135,750
Tejon Ranch Company (A)	613	8,858
The Howard Hughes Corp. (A)	903	71,274
The RMR Group, Inc., Class A	686	26,493
The St. Joe Company	1,315	55,822
		1,173,775
		24,557,235
Utilities – 2.5%
Electric utilities – 1.5%
ALLETE, Inc.	1,037	64,232
Alliant Energy Corp.	5,065	260,999
American Electric Power Company, Inc.	9,667	804,971
Avangrid, Inc.	6,148	279,427
Duke Energy Corp.	14,448	1,322,859
Edison International	7,481	469,956
Entergy Corp.	3,974	396,764

The accompanying notes are an integral part of the financial statements.	184

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
Evergy, Inc.	4,731	$262,618
Eversource Energy	6,749	583,856
Exelon Corp.	18,987	801,631
FirstEnergy Corp.	11,070	338,853
Genie Energy, Ltd., B Shares	706	5,090
Hawaiian Electric Industries, Inc.	2,097	74,213
IDACORP, Inc.	972	93,341
MGE Energy, Inc.	751	52,593
NextEra Energy, Inc.	38,660	2,982,619
NRG Energy, Inc.	4,878	183,169
OGE Energy Corp.	4,136	131,773
Otter Tail Corp.	842	35,878
PG&E Corp. (A)	33,695	419,840
Pinnacle West Capital Corp.	2,031	162,378
PNM Resources, Inc.	1,686	81,822
Portland General Electric Company	1,846	78,953
PPL Corp.	15,073	425,059
Spark Energy, Inc., Class A	849	8,125
The Southern Company	20,760	1,275,287
Xcel Energy, Inc.	10,394	692,968
		12,289,274
Gas utilities – 0.1%
Atmos Energy Corp.	2,179	207,942
Chesapeake Utilities Corp.	361	39,064
National Fuel Gas Company	1,834	75,432
New Jersey Resources Corp.	1,989	70,709
Northwest Natural Holding Company	666	30,629
ONE Gas, Inc.	1,023	78,536
RGC Resources, Inc.	260	6,183
South Jersey Industries, Inc.	1,973	42,518
Southwest Gas Holdings, Inc.	904	54,918
Spire, Inc.	975	62,439
Star Group LP	997	9,382
Suburban Propane Partners LP	1,423	21,146
UGI Corp.	4,392	153,544
		852,442
Independent power and renewable electricity producers – 0.1%
Atlantic Power Corp. (A)	3,277	6,882
Brookfield Renewable Corp., Class A	435	25,347
NextEra Energy Partners LP	1,301	87,232
Ormat Technologies, Inc.	1,076	97,141
Sunnova Energy International, Inc. (A)	1,517	68,462
The AES Corp.	13,906	326,791
Vistra Corp.	10,218	200,886
		812,741
Multi-utilities – 0.7%
Ameren Corp.	4,776	372,815
Avista Corp.	1,415	56,798
Black Hills Corp.	1,306	80,254
CenterPoint Energy, Inc.	10,525	227,761
CMS Energy Corp.	5,568	339,704
Consolidated Edison, Inc.	6,406	462,962
Dominion Energy, Inc.	16,727	1,257,870
DTE Energy Company	3,714	450,917
MDU Resources Group, Inc.	3,916	103,147
NiSource, Inc.	7,730	177,326
NorthWestern Corp.	981	57,202
Public Service Enterprise Group, Inc.	10,002	583,117
Sempra Energy	5,652	720,121
Unitil Corp.	366	16,203
WEC Energy Group, Inc.	6,205	571,046
		5,477,243
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Water utilities – 0.1%
American States Water Company	757	$60,189
American Water Works Company, Inc.	3,575	548,655
Artesian Resources Corp., Class A	287	10,642
Cadiz, Inc. (A)(B)	752	8,009
California Water Service Group	1,049	56,677
Essential Utilities, Inc.	3,802	179,797
Global Water Resources, Inc.	678	9,770
Middlesex Water Company	325	23,553
Pure Cycle Corp. (A)	700	7,861
SJW Group	625	43,350
The York Water Company	347	16,170
		964,673
		20,396,373
TOTAL COMMON STOCKS (Cost $334,876,023)		$810,449,533
PREFERRED SECURITIES – 0.0%
Consumer discretionary – 0.0%
Internet and direct marketing retail – 0.0%
Qurate Retail, Inc., 8.000%	260	25,740
Industrials – 0.0%
Industrial conglomerates – 0.0%
Steel Partners Holdings LP, 6.000%	510	10,098
TOTAL PREFERRED SECURITIES (Cost $82,033)		$35,838
RIGHTS – 0.0%
Bristol-Myers Squibb Company (Expiration Date: 3-31-21) (A)(D)	15,751	10,870
Pan American Silver Corp. (Expiration Date: 2-22-29) (A)(D)	7,232	5,966
TOTAL RIGHTS (Cost $40,058)		$16,836
WARRANTS – 0.0%
Amplify Energy Corp. (Expiration Date: 5-4-22; Strike Price: $42.60) (A)	57	1
Basic Energy Services, Inc. (Expiration Date: 12-23-23; Strike Price: $55.25) (A)	55	1
Battalion Oil Corp. (Expiration Date: 10-8-22; Strike Price: $40.17) (A)(C)	46	1
Denbury, Inc. (Expiration Date: 9-18-23; Strike Price: $35.41) (A)	23	69
Eagle Bulk Shipping, Inc. (Expiration Date: 10-15-21; Strike Price: $556.40) (A)	101	4
FTS International, Inc. (Expiration Date: 11-19-23; Strike Price: $33.04) (A)	24	134
FTS International, Inc. (Expiration Date: 11-19-23; Strike Price: $37.14) (A)	62	311
Genco Shipping & Trading, Ltd. (Expiration Date: 7-9-21; Strike Price: $195.15) (A)	92	3
Hycroft Mining Holding Corp. (Expiration Date: 10-22-22) (A)(D)	196	71
Oasis Petroleum, Inc. (Expiration Date: 11-19-24; Strike Price: $94.57) (A)	31	288
Talos Energy, Inc. (Expiration Date: 2-28-21; Strike Price: $42.04) (A)	80	4

The accompanying notes are an integral part of the financial statements.	185

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
WARRANTS (continued)
Tidewater, Inc., Class A (Expiration Date: 7-31-23; Strike Price: $57.06) (A)	66	$30
Tidewater, Inc., Class B (Expiration Date: 7-31-23; Strike Price: $62.28) (A)	71	25
TOTAL WARRANTS (Cost $139,061)		$942
SHORT-TERM INVESTMENTS – 2.6%
Short-term funds – 1.3%
John Hancock Collateral Trust, 0.1386% (E)(F)	1,047,108	10,477,471
Repurchase agreement – 1.3%
Repurchase Agreement with State Street Corp. dated 12-31-20 at 0.000% to be repurchased at $10,891,000 on 1-4-21, collateralized by $11,121,800 U.S. Treasury Bills, 0.000% due 12-30-21 (valued at $11,108,865)	$10,891,000	10,891,000
TOTAL SHORT-TERM INVESTMENTS (Cost $21,370,253)		$21,368,471
Total Investments (Total Stock Market Index Trust) (Cost $356,507,428) – 101.9%		$831,871,620
Other assets and liabilities, net – (1.9%)		(15,532,879)
TOTAL NET ASSETS – 100.0%		$816,338,741
Total Stock Market Index Trust (continued)
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-20.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	Strike price and/or expiration date not available.
(E)	The rate shown is the annualized seven-day yield as of 12-31-20.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Russell 2000 E-Mini Index Futures	17	Long	Mar 2021	$1,641,341	$1,678,580	$37,239
S&P 500 Index E-Mini Futures	59	Long	Mar 2021	10,822,298	11,058,960	236,662
						$273,901
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	186

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Variable Insurance Trust and Shareholders of Active Bond Trust, Core Bond Trust, High Yield Trust, Investment Quality Bond Trust, Money Market Trust, Opportunistic Fixed Income Trust, Select Bond Trust, Short Term Government Income Trust, Strategic Income Opportunities Trust, Total Bond Market Trust and Ultra Short Term Bond Trust

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary portfolios of investments, of Active Bond Trust, Core Bond Trust, High Yield Trust, Investment Quality Bond Trust, Money Market Trust, Opportunistic Fixed Income Trust, Select Bond Trust, Short Term Government Income Trust, Strategic Income Opportunities Trust, Total Bond Market Trust and Ultra Short Term Bond Trust (eleven of the funds constituting John Hancock Variable Insurance Trust, hereafter collectively referred to as the “Funds”) as of December 31, 2020, the related statements of operations for the year ended December 31, 2020, the statements of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (included in Item 1 of this Form N-CSR) and the portfolios of investments (included in Item 6 of this Form N-CSR) as of December 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2020 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodian, transfer agents, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts
February 22, 2021

We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.

PricewaterhouseCoopers LLP, 101 Seaport Boulevard, Suite 500, Boston, MA 02210 T: (617) 530 5000, F: (617) 530 5001, www.pwc.com/us

John Hancock

John Hancock

Variable Insurance Trust

Bond Trusts

Annual Report

December 31, 2020

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Active Bond Trust
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 32.7%
U.S. Government – 10.6%
U.S. Treasury Bonds
1.250%, 05/15/2050		$2,000,000	$1,810,313
1.375%, 08/15/2050		8,272,000	7,729,150
2.250%, 08/15/2049		1,579,000	1,803,267
2.500%, 02/15/2045		10,888,000	12,960,123
2.750%, 11/15/2042		5,650,000	6,988,123
2.875%, 05/15/2049		3,000,000	3,865,547
3.000%, 02/15/2047		5,420,000	7,073,523
3.125%, 11/15/2041		3,886,000	5,074,266
3.375%, 11/15/2048		2,300,000	3,224,313
U.S. Treasury Notes
0.375%, 11/30/2025		337,000	337,395
0.875%, 11/15/2030		2,706,000	2,695,430
2.375%, 05/15/2027 to 05/15/2029		13,000,000	14,596,953
2.875%, 08/15/2028		10,000,000	11,610,547
			79,768,950
U.S. Government Agency – 22.1%
Federal Home Loan Mortgage Corp.
2.500%, 08/01/2050		310,999	332,364
3.000%, 03/01/2043 to 01/01/2050		15,295,476	16,316,235
3.500%, 10/01/2046 to 12/01/2049		12,304,285	13,317,916
4.000%, 01/01/2041 to 08/01/2048		1,255,790	1,372,804
4.500%, 09/01/2023 to 10/01/2041		1,815,301	2,026,305
Federal National Mortgage Association
2.000%, TBA (A)		4,105,000	4,267,257
2.000%, 09/01/2050 to 10/01/2050		8,052,128	8,408,286
2.372%, (6 month LIBOR + 2.122%), 07/01/2033 (B)		17,711	18,413
2.500%, TBA (A)		1,405,000	1,481,561
2.500%, 09/01/2050		1,074,559	1,148,380
2.618%, (12 month LIBOR + 1.608%), 08/01/2034 (B)		228,990	237,945
3.000%, TBA (A)		26,250,000	27,501,981
3.000%, 01/01/2043 to 11/01/2049		14,223,314	15,169,690
3.500%, TBA (A)		25,000,000	26,429,695
3.500%, 06/01/2042 to 04/01/2050		14,240,564	15,409,990
4.000%, TBA (A)		16,000,000	17,086,250
4.000%, 10/01/2025 to 11/01/2045		5,296,061	5,832,919
4.500%, 05/01/2041		1,511,927	1,693,652
5.000%, 01/01/2022 to 02/01/2036		1,504,919	1,722,636
5.500%, 09/01/2034 to 01/01/2037		1,894,156	2,208,423
6.000%, 05/01/2035 to 02/01/2036		1,445,262	1,707,587
7.000%, 09/01/2031 to 06/01/2032		117,851	139,326
7.500%, 09/01/2029 to 08/01/2031		25,440	29,571
Government National Mortgage Association
4.000%, 02/15/2041		1,290,393	1,431,522
5.000%, 04/15/2035		208,690	236,753
5.500%, 03/15/2035		102,080	118,269
6.000%, 03/15/2033 to 06/15/2033		135,275	157,074
6.500%, 09/15/2028 to 08/15/2031		33,439	37,971
7.000%, 04/15/2029		29,932	34,226
8.000%, 10/15/2026		14,840	16,557
			165,891,558
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $233,094,829)			$245,660,508
FOREIGN GOVERNMENT OBLIGATIONS – 0.6%
Argentina – 0.0%
Republic of Argentina, GDP-Linked Note 6.475%, 12/15/2035 (C)*	ARS	19,532,033	4,088
Germany – 0.2%
Federal Republic of Germany 6.250%, 01/04/2030	EUR	725,000	1,454,852
Active Bond Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico – 0.1%
Government of Mexico 8.000%, 12/07/2023	MXN	11,861,100	$654,034
Panama – 0.1%
Republic of Panama
8.875%, 09/30/2027		$344,000	496,220
9.375%, 04/01/2029		130,000	202,475
			698,695
Qatar – 0.1%
State of Qatar
3.375%, 03/14/2024 (D)		428,000	463,310
5.103%, 04/23/2048 (D)		255,000	358,445
			821,755
Saudi Arabia – 0.1%
Kingdom of Saudi Arabia 4.375%, 04/16/2029 (D)		640,000	759,770
United Kingdom – 0.0%
Government of United Kingdom 6.000%, 12/07/2028	GBP	85,000	170,345
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $4,117,754)			$4,563,539
CORPORATE BONDS – 48.6%
Communication services – 5.5%
Activision Blizzard, Inc. 3.400%, 09/15/2026		$218,000	247,893
ANGI Group LLC 3.875%, 08/15/2028 (D)		221,000	224,921
AT&T, Inc.
2.300%, 06/01/2027		322,000	343,206
2.550%, 12/01/2033 (D)		425,000	437,019
3.100%, 02/01/2043		513,000	518,856
3.500%, 09/15/2053 (D)		570,000	567,827
3.650%, 06/01/2051		147,000	153,647
4.350%, 06/15/2045		285,000	328,787
7.625%, 04/15/2031		451,000	657,173
C&W Senior Financing DAC 6.875%, 09/15/2027 (D)		315,000	339,844
Cable One, Inc. 4.000%, 11/15/2030 (D)		126,000	130,883
CenturyLink, Inc.
4.000%, 02/15/2027 (D)		150,000	154,875
4.500%, 01/15/2029 (D)		386,000	392,755
7.600%, 09/15/2039		1,000,000	1,215,000
Charter Communications Operating LLC
2.800%, 04/01/2031		400,000	422,548
4.200%, 03/15/2028		671,000	773,936
4.800%, 03/01/2050		715,000	853,127
5.750%, 04/01/2048		775,000	1,012,537
6.484%, 10/23/2045		630,000	892,700
Cincinnati Bell, Inc. 7.000%, 07/15/2024 (D)		431,000	448,240
Comcast Corp.
3.969%, 11/01/2047		633,000	791,471
3.999%, 11/01/2049		864,000	1,087,658
4.049%, 11/01/2052		536,000	684,236
4.150%, 10/15/2028		1,359,000	1,635,211
Cox Communications, Inc.
1.800%, 10/01/2030 (D)		252,000	251,590
2.950%, 10/01/2050 (D)		347,000	354,101
CSC Holdings LLC
5.375%, 02/01/2028 (D)		135,000	144,113
5.750%, 01/15/2030 (D)		416,000	456,040
5.875%, 09/15/2022		215,000	227,631
7.500%, 04/01/2028 (D)		220,000	247,408

The accompanying notes are an integral part of the financial statements.	1

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Deutsche Telekom International Finance BV 8.750%, 06/15/2030	$758,000	$1,198,582
Fox Corp. 3.500%, 04/08/2030	400,000	454,125
Frontier Communications Corp. 5.875%, 10/15/2027 (D)	56,000	60,550
GCI LLC 4.750%, 10/15/2028 (D)	179,000	190,912
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030 (D)	400,000	427,004
Level 3 Financing, Inc. 3.400%, 03/01/2027 (D)	432,000	470,284
Lions Gate Capital Holdings LLC
5.875%, 11/01/2024 (D)	287,000	291,305
6.375%, 02/01/2024 (D)	19,000	19,475
Liquid Telecommunications Financing PLC 8.500%, 07/13/2022 (D)	210,000	214,410
Match Group Holdings II LLC 4.125%, 08/01/2030 (D)	234,000	242,775
MDC Partners, Inc. 6.500%, 05/01/2024 (D)	502,000	508,903
Meredith Corp. 6.875%, 02/01/2026	498,000	485,550
MTN Mauritius Investments, Ltd. 4.755%, 11/11/2024 (D)	140,000	147,709
National CineMedia LLC 5.875%, 04/15/2028 (D)	180,000	152,100
Netflix, Inc.
4.375%, 11/15/2026	700,000	776,125
4.875%, 04/15/2028	686,000	773,602
4.875%, 06/15/2030 (D)	277,000	318,550
5.375%, 11/15/2029 (D)	120,000	141,450
5.875%, 11/15/2028	452,000	541,835
Oztel Holdings SPC, Ltd. 6.625%, 04/24/2028 (D)	250,000	268,100
Radiate Holdco LLC 6.500%, 09/15/2028 (D)	225,000	236,250
Sirius XM Radio, Inc. 5.000%, 08/01/2027 (D)	383,000	406,941
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) 07/19/2027 (E)	404,000	400,831
Sprint Capital Corp. 6.875%, 11/15/2028	400,000	527,392
Sprint Corp. 7.875%, 09/15/2023	305,000	353,129
Switch, Ltd. 3.750%, 09/15/2028 (D)	81,000	82,215
Telecom Argentina SA
6.500%, 06/15/2021 (D)	142,000	137,741
8.000%, 07/18/2026 (D)	249,000	230,327
Telecom Italia Capital SA 7.200%, 07/18/2036	457,000	616,571
Telecom Italia SpA 5.303%, 05/30/2024 (D)	270,000	293,625
Telefonica Celular del Paraguay SA 5.875%, 04/15/2027 (D)	265,000	282,225
Time Warner Cable LLC 5.500%, 09/01/2041	450,000	577,443
Time Warner Entertainment Company LP 8.375%, 07/15/2033	300,000	463,798
T-Mobile USA, Inc.
2.050%, 02/15/2028 (D)	624,000	649,060
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
T-Mobile USA, Inc. (continued)
2.550%, 02/15/2031 (D)	$208,000	$218,415
3.750%, 04/15/2027 (D)	300,000	341,640
3.875%, 04/15/2030 (D)	1,022,000	1,183,486
4.500%, 04/15/2050 (D)	696,000	858,436
Total Play Telecomunicaciones SA de CV 7.500%, 11/12/2025 (D)	480,000	479,160
Townsquare Media, Inc. 6.875%, 02/01/2026 (D)	102,000	106,937
Twitter, Inc. 3.875%, 12/15/2027 (D)	239,000	254,535
Verizon Communications, Inc.
2.650%, 11/20/2040	741,000	748,303
3.000%, 03/22/2027	104,000	115,160
4.272%, 01/15/2036	1,311,000	1,624,180
4.329%, 09/21/2028	838,000	1,008,695
4.400%, 11/01/2034	335,000	417,765
4.500%, 08/10/2033	403,000	507,730
4.522%, 09/15/2048	978,000	1,273,243
4.672%, 03/15/2055	397,000	532,471
4.862%, 08/21/2046	665,000	897,284
5.012%, 08/21/2054	335,000	468,321
ViacomCBS, Inc. 4.375%, 03/15/2043	642,000	757,356
Vodafone Group PLC (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.873%) 04/04/2079	618,000	769,086
		41,498,330
Consumer discretionary – 4.7%
Affinity Gaming 6.875%, 12/15/2027 (D)	138,000	144,383
Amazon.com, Inc.
3.150%, 08/22/2027	760,000	865,858
4.050%, 08/22/2047	440,000	580,008
Asbury Automotive Group, Inc. 4.750%, 03/01/2030	172,000	184,470
AutoNation, Inc. 4.750%, 06/01/2030	246,000	295,870
AutoZone, Inc. 3.125%, 04/21/2026	535,000	591,893
Bally's Corp. 6.750%, 06/01/2027 (D)	393,000	421,493
BMW US Capital LLC 2.950%, 04/14/2022 (D)	500,000	516,907
Booking Holdings, Inc. 4.625%, 04/13/2030	215,000	267,019
Brinker International, Inc. 3.875%, 05/15/2023	740,000	740,925
Caesars Resort Collection LLC 5.750%, 07/01/2025 (D)	116,000	122,911
CCM Merger, Inc. 6.375%, 05/01/2026 (D)	139,000	145,950
Choice Hotels International, Inc. 3.700%, 12/01/2029 to 01/15/2031	314,000	345,806
Connect Finco SARL 6.750%, 10/01/2026 (D)	400,000	430,808
Daimler Finance North America LLC 3.500%, 08/03/2025 (D)	240,000	266,963
Dave & Buster's, Inc. 7.625%, 11/01/2025 (D)	56,000	58,940
Dealer Tire LLC 8.000%, 02/01/2028 (D)	122,000	128,536
Dollar General Corp. 3.500%, 04/03/2030	324,000	371,749

The accompanying notes are an integral part of the financial statements.	2

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Dollar Tree, Inc. 4.200%, 05/15/2028	$781,000	$929,136
eBay, Inc.
2.700%, 03/11/2030	544,000	584,892
3.800%, 03/09/2022	520,000	539,445
Expedia Group, Inc.
3.250%, 02/15/2030	479,000	498,260
3.800%, 02/15/2028	726,000	779,937
5.000%, 02/15/2026	1,315,000	1,467,232
Ford Motor Credit Company LLC
4.000%, 11/13/2030	225,000	236,684
4.125%, 08/17/2027	431,000	451,473
4.134%, 08/04/2025	1,119,000	1,173,551
5.113%, 05/03/2029	667,000	742,838
5.875%, 08/02/2021	535,000	547,573
General Motors Company 5.400%, 04/01/2048	210,000	264,060
General Motors Financial Company, Inc.
3.600%, 06/21/2030	938,000	1,046,519
4.300%, 07/13/2025	460,000	516,027
5.200%, 03/20/2023	371,000	406,775
Group 1 Automotive, Inc. 4.000%, 08/15/2028 (D)	44,000	45,354
Hanesbrands, Inc. 5.375%, 05/15/2025 (D)	125,000	132,253
Hilton Domestic Operating Company, Inc.
4.000%, 05/01/2031 (D)	173,000	182,534
4.875%, 01/15/2030	307,000	335,398
5.750%, 05/01/2028 (D)	95,000	103,313
Hyatt Hotels Corp. 3.375%, 07/15/2023	660,000	694,263
Hyundai Capital America
1.800%, 10/15/2025 (D)	201,000	206,033
2.375%, 10/15/2027 (D)	201,000	210,654
International Game Technology PLC 6.500%, 02/15/2025 (D)	180,000	201,244
Jacobs Entertainment, Inc. 7.875%, 02/01/2024 (D)	267,000	273,341
JB Poindexter & Company, Inc. 7.125%, 04/15/2026 (D)	132,000	139,590
Ken Garff Automotive LLC 4.875%, 09/15/2028 (D)	169,000	175,760
Laureate Education, Inc. 8.250%, 05/01/2025 (D)	139,000	147,340
Levi Strauss & Company 5.000%, 05/01/2025	233,000	238,825
Macy's, Inc. 8.375%, 06/15/2025 (D)	124,000	137,660
Magna International, Inc. 2.450%, 06/15/2030	147,000	158,039
Marriott International, Inc.
3.125%, 06/15/2026	1,169,000	1,246,985
3.500%, 10/15/2032	407,000	445,032
4.625%, 06/15/2030	253,000	296,739
McDonald's Corp.
3.600%, 07/01/2030	500,000	585,712
4.200%, 04/01/2050	500,000	641,658
MDC Holdings, Inc. 5.500%, 01/15/2024 (F)	670,000	733,650
MGM Resorts International 4.750%, 10/15/2028	422,000	452,329
Michaels Stores, Inc. 4.750%, 10/01/2027 (D)	84,000	86,100
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
NCL Corp., Ltd. 3.625%, 12/15/2024 (D)	$700,000	$665,000
New Red Finance, Inc. 4.000%, 10/15/2030 (D)	608,000	616,609
NIKE, Inc.
2.750%, 03/27/2027	500,000	553,047
2.850%, 03/27/2030	500,000	566,133
Nissan Motor Acceptance Corp. 3.450%, 03/15/2023 (D)	285,000	297,468
Nordstrom, Inc. 8.750%, 05/15/2025 (D)	51,000	57,119
Prosus NV 5.500%, 07/21/2025 (D)	365,000	418,838
QVC, Inc.
4.375%, 03/15/2023	315,000	330,615
5.450%, 08/15/2034	184,000	191,360
Resorts World Las Vegas LLC 4.625%, 04/16/2029 (D)	300,000	308,274
Service Corp. International 3.375%, 08/15/2030	148,000	153,951
Sotheby's 7.375%, 10/15/2027 (D)(F)	245,000	262,456
Specialty Building Products Holdings LLC 6.375%, 09/30/2026 (D)	33,000	34,971
Starbucks Corp. 2.250%, 03/12/2030	523,000	553,316
Target Corp. 2.250%, 04/15/2025	500,000	536,106
The Home Depot, Inc.
2.500%, 04/15/2027	500,000	548,474
2.700%, 04/15/2030	500,000	557,756
The TJX Companies, Inc.
3.875%, 04/15/2030	400,000	479,720
4.500%, 04/15/2050 (F)	400,000	562,949
Waterford Gaming LLC 8.625%, 09/15/2014 (D)(G)(H)	330,607	0
Wyndham Destinations, Inc.
4.625%, 03/01/2030 (D)	191,000	201,983
6.000%, 04/01/2027	700,000	784,000
6.600%, 10/01/2025	145,000	163,850
Wyndham Hotels & Resorts, Inc. 4.375%, 08/15/2028 (D)	82,000	85,202
Yum! Brands, Inc.
3.625%, 03/15/2031	252,000	254,729
4.750%, 01/15/2030 (D)	241,000	264,257
5.350%, 11/01/2043	600,000	678,000
6.875%, 11/15/2037	292,000	375,220
		35,036,100
Consumer staples – 1.8%
Advantage Sales & Marketing, Inc. 6.500%, 11/15/2028 (D)	416,000	439,920
Albertsons Companies, Inc.
3.250%, 03/15/2026 (D)	143,000	145,145
3.500%, 03/15/2029 (D)	359,000	362,590
4.875%, 02/15/2030 (D)	148,000	163,078
Anheuser-Busch InBev Worldwide, Inc.
4.439%, 10/06/2048	730,000	907,139
4.600%, 04/15/2048	450,000	568,506
BRF SA 5.750%, 09/21/2050 (D)	285,000	317,063
Bunge, Ltd. Finance Corp. 3.250%, 08/15/2026	500,000	555,535
Cargill, Inc. 2.125%, 04/23/2030 (D)	220,000	231,329

The accompanying notes are an integral part of the financial statements.	3

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Constellation Brands, Inc. 2.875%, 05/01/2030	$168,000	$183,993
Edgewell Personal Care Company 5.500%, 06/01/2028 (D)	162,000	174,101
Fomento Economico Mexicano SAB de CV 4.375%, 05/10/2043	1,000,000	1,260,230
General Mills, Inc.
2.875%, 04/15/2030	400,000	443,280
3.150%, 12/15/2021	500,000	509,780
JBS Investments II GmbH 5.750%, 01/15/2028 (D)	490,000	524,305
Keurig Dr. Pepper, Inc. 3.200%, 05/01/2030	720,000	814,770
Kraft Heinz Foods Company
3.875%, 05/15/2027 (D)	32,000	34,463
4.375%, 06/01/2046	320,000	345,700
5.500%, 06/01/2050 (D)	224,000	281,746
Lamb Weston Holdings, Inc. 4.875%, 05/15/2028 (D)	22,000	24,558
Natura Cosmeticos SA 5.375%, 02/01/2023 (D)	353,000	361,829
NBM US Holdings, Inc. 7.000%, 05/14/2026 (D)	210,000	228,640
PepsiCo, Inc. 2.750%, 03/19/2030	500,000	559,544
Post Holdings, Inc. 5.500%, 12/15/2029 (D)	177,000	193,151
Reynolds American, Inc. 4.850%, 09/15/2023	1,000,000	1,115,226
Simmons Foods, Inc. 5.750%, 11/01/2024 (D)	235,000	239,994
Sysco Corp.
5.950%, 04/01/2030	499,000	655,390
6.600%, 04/01/2050	1,000,000	1,537,793
The Estee Lauder Companies, Inc. 2.600%, 04/15/2030	400,000	439,096
The Kroger Company 2.200%, 05/01/2030	276,000	289,869
		13,907,763
Energy – 4.3%
Aker BP ASA
2.875%, 01/15/2026 (D)	276,000	281,603
3.000%, 01/15/2025 (D)	270,000	283,311
4.000%, 01/15/2031 (D)	523,000	566,232
Altera Infrastructure LP 8.500%, 07/15/2023 (D)	347,000	294,877
Anadarko Petroleum Corp.
4.500%, 07/15/2044 (F)	400,000	294,744
5.550%, 03/15/2026	800,000	773,384
Antero Resources Corp. 5.000%, 03/01/2025	223,000	211,850
Apache Corp. 5.100%, 09/01/2040	325,000	348,563
Boardwalk Pipelines LP 3.375%, 02/01/2023	850,000	886,850
BP Capital Markets PLC 2.750%, 05/10/2023	530,000	557,622
Buckeye Partners LP 3.950%, 12/01/2026	500,000	506,500
Cameron International Corp. 5.950%, 06/01/2041 (F)	1,178,000	1,426,369
Cheniere Energy Partners LP 4.500%, 10/01/2029	461,000	487,637
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Cimarex Energy Company 4.375%, 06/01/2024	$245,000	$267,176
CNOOC Finance 2003, Ltd. 5.500%, 05/21/2033 (D)(F)	545,000	707,214
Colorado Interstate Gas Company LLC 4.150%, 08/15/2026 (D)	170,000	193,085
ConocoPhillips Company 5.950%, 03/15/2046	30,000	45,591
Continental Resources, Inc. 4.900%, 06/01/2044 (F)	400,000	393,000
CSI Compressco LP 7.500%, 04/01/2025 (D)	491,000	463,995
CSI Compressco LP (10.000% Cash or 7.250% Cash and 2.750% PIK) 10.000%, 04/01/2026 (D)	310,253	238,119
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) 05/21/2043 (D)	281,000	241,660
Devon Energy Corp.
5.000%, 06/15/2045	600,000	708,236
7.875%, 09/30/2031	874,000	1,214,981
Enbridge Energy Partners LP 7.500%, 04/15/2038	600,000	850,770
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%) 07/15/2077	397,000	407,131
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%) 07/15/2080	450,000	506,373
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%) 03/01/2078	394,000	430,740
Energen Corp. 4.625%, 09/01/2021	500,000	502,576
Energy Transfer Operating LP
4.200%, 04/15/2027	141,000	155,310
4.250%, 03/15/2023	490,000	520,669
5.150%, 03/15/2045	340,000	367,952
5.875%, 01/15/2024	365,000	410,176
5.950%, 10/01/2043	300,000	339,414
Enterprise Products Operating LLC 6.875%, 03/01/2033	471,000	659,078
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%) 08/16/2077	701,000	710,460
Hess Corp.
5.600%, 02/15/2041	400,000	487,533
5.800%, 04/01/2047	500,000	635,271
Husky Energy, Inc. 3.950%, 04/15/2022	327,000	336,930
Kinder Morgan Energy Partners LP
5.000%, 10/01/2021	500,000	510,799
7.750%, 03/15/2032	260,000	368,709
Leviathan Bond, Ltd.
6.500%, 06/30/2027 (D)	426,000	478,128
6.750%, 06/30/2030 (D)	85,000	96,452
Marathon Oil Corp. 6.800%, 03/15/2032	785,000	966,304
Midwest Connector Capital Company LLC
3.625%, 04/01/2022 (D)	205,000	208,586
3.900%, 04/01/2024 (D)	468,000	479,632
MPLX LP
4.000%, 03/15/2028	311,000	357,673
4.125%, 03/01/2027	103,000	118,752
4.250%, 12/01/2027	156,000	183,097
5.250%, 01/15/2025	100,000	102,625

The accompanying notes are an integral part of the financial statements.	4

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) 02/15/2023 (E)	$862,000	$831,830
Noble Holding International, Ltd. 5.250%, 03/15/2042 (G)	500,000	9,375
ONEOK Partners LP 6.650%, 10/01/2036	835,000	1,053,893
Ovintiv Exploration, Inc.
5.625%, 07/01/2024	500,000	536,620
5.750%, 01/30/2022	250,000	259,657
Petrobras Global Finance BV
5.093%, 01/15/2030	978,000	1,092,915
6.900%, 03/19/2049	255,000	323,213
Plains All American Pipeline LP 4.900%, 02/15/2045	750,000	794,870
Sabine Pass Liquefaction LLC
4.200%, 03/15/2028	293,000	336,175
5.000%, 03/15/2027	336,000	396,033
5.875%, 06/30/2026	619,000	748,275
Sinopec Group Overseas Development 2015, Ltd. 3.250%, 04/28/2025 (D)(F)	550,000	589,721
Sunoco Logistics Partners Operations LP
3.900%, 07/15/2026	475,000	520,343
5.400%, 10/01/2047	324,000	364,933
Sunoco LP 4.500%, 05/15/2029 (D)	96,000	99,840
Targa Resources Partners LP 5.875%, 04/15/2026	478,000	506,785
The Williams Companies, Inc.
3.750%, 06/15/2027	437,000	498,447
5.750%, 06/24/2044	149,000	192,840
TransCanada PipeLines, Ltd. 4.250%, 05/15/2028	270,000	318,777
Valero Energy Corp. 2.850%, 04/15/2025	400,000	425,935
		32,484,216
Financials – 11.9%
Ally Financial, Inc.
5.125%, 09/30/2024	615,000	708,876
5.800%, 05/01/2025	280,000	332,425
Ambac Assurance Corp. 5.100%, 01/22/2021 (D)(E)	131	182
Ambac LSNI LLC (Greater of 3 month LIBOR + 5.000% or 6.000%) 6.000%, 02/12/2023 (B)(D)	482	480
American International Group, Inc. 3.900%, 04/01/2026	830,000	946,231
American International Group, Inc. (6.250% to 3-15-37, then 3 month LIBOR + 2.056%) 03/15/2037	100,000	112,484
Ameriprise Financial, Inc. 2.875%, 09/15/2026	500,000	552,609
Ares Capital Corp.
3.875%, 01/15/2026	894,000	968,512
4.200%, 06/10/2024	387,000	417,679
Assurant, Inc. 4.000%, 03/15/2023	1,260,000	1,343,170
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year ICE Swap Rate + 5.168%) 06/15/2026 (D)(E)	235,000	274,280
AXA SA 8.600%, 12/15/2030	170,000	264,754
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Banco Santander SA 4.379%, 04/12/2028	$324,000	$377,759
Bank of America Corp.
3.248%, 10/21/2027	615,000	688,065
3.950%, 04/21/2025	539,000	607,582
4.200%, 08/26/2024	263,000	295,031
4.450%, 03/03/2026	618,000	720,207
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%) 04/29/2031	563,000	603,306
Bank of America Corp. (2.831% to 10-24-50, then SOFR + 1.880%) 10/24/2051	375,000	390,381
Bank of America Corp. (2.884% to 10-22-29, then 3 month LIBOR + 1.190%) 10/22/2030	500,000	548,769
Bank of America Corp. (3.004% to 12-20-22, then 3 month LIBOR + 0.790%) 12/20/2023	1,149,000	1,209,899
Bank of America Corp. (3.419% to 12-20-27, then 3 month LIBOR + 1.040%) 12/20/2028	1,087,000	1,229,021
Bank of America Corp. (4.083% to 3-20-50, then 3 month LIBOR + 3.150%) 03/20/2051	500,000	630,409
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) 03/10/2026 (E)	708,000	826,590
Barclays PLC 4.375%, 01/12/2026	300,000	345,702
BlackRock, Inc. 1.900%, 01/28/2031	500,000	523,053
BPCE SA
4.500%, 03/15/2025 (D)	405,000	457,730
5.700%, 10/22/2023 (D)	340,000	384,798
Brighthouse Financial, Inc. 3.700%, 06/22/2027	353,000	383,753
Brightstar Escrow Corp. 9.750%, 10/15/2025 (D)	144,000	153,900
Cantor Fitzgerald LP 4.875%, 05/01/2024 (D)	520,000	578,827
Capital One Financial Corp.
3.500%, 06/15/2023	1,023,000	1,097,712
3.750%, 07/28/2026	500,000	566,718
CIT Group, Inc. 5.000%, 08/01/2023	700,000	764,750
Citigroup, Inc.
3.200%, 10/21/2026	618,000	690,468
3.500%, 05/15/2023	1,060,000	1,135,522
4.500%, 01/14/2022	1,000,000	1,042,657
4.600%, 03/09/2026	736,000	862,633
5.500%, 09/13/2025	215,000	258,382
Citigroup, Inc. (4.412% to 3-31-30, then SOFR + 3.914%) 03/31/2031	1,000,000	1,211,763
Citigroup, Inc. (4.699% to 2-15-21, then 3 month LIBOR + 4.478%) 02/15/2021 (E)	210,000	210,315
Citigroup, Inc. (4.700% to 1-30-25, then SOFR + 3.234%) 01/30/2025 (E)	579,000	594,975
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) 08/15/2026 (E)	490,000	562,009
Citizens Financial Group, Inc. 3.250%, 04/30/2030	605,000	683,038

The accompanying notes are an integral part of the financial statements.	5

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
CNA Financial Corp. 2.050%, 08/15/2030	$205,000	$208,889
CNO Financial Group, Inc. 5.250%, 05/30/2025 to 05/30/2029	678,000	809,193
Credit Agricole SA
3.250%, 01/14/2030 (D)	623,000	683,206
4.375%, 03/17/2025 (D)	600,000	674,053
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) 01/23/2024 (D)(E)	310,000	351,850
Credit Suisse Group AG 4.550%, 04/17/2026	405,000	476,373
Credit Suisse Group AG (5.250% to 2-11-27, then 5 Year CMT + 4.889%) 02/11/2027 (D)(E)	287,000	303,503
Credit Suisse Group AG (7.500% to 12-11-23, then 5 Year U.S. Swap Rate + 4.598%) 12/11/2023 (D)(E)	185,000	205,674
Credit Suisse Group AG (7.500% to 7-17-23, then 5 Year U.S. Swap Rate + 4.600%) 07/17/2023 (D)(E)	374,000	407,660
Credito Real SAB de CV (9.125% to 11-29-22, then 5 Year CMT + 7.026%) 11/29/2022 (D)(E)	195,000	187,202
Discover Financial Services
3.950%, 11/06/2024	580,000	643,954
4.100%, 02/09/2027	167,000	192,330
Enova International, Inc. 8.500%, 09/01/2024 to 09/15/2025 (D)	354,000	344,073
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) 06/30/2023 (E)	352,000	357,157
Freedom Mortgage Corp.
8.125%, 11/15/2024 (D)	310,000	323,367
8.250%, 04/15/2025 (D)	140,000	146,300
GE Capital International Funding Company 4.418%, 11/15/2035	677,000	807,283
Gogo Intermediate Holdings LLC 9.875%, 05/01/2024 (D)	248,000	265,544
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year ICE Swap Rate + 5.514%) 06/01/2021 (E)	395,000	401,913
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) 04/16/2025 (E)	135,000	148,203
Invesco Finance PLC 3.125%, 11/30/2022	850,000	892,682
Jefferies Financial Group, Inc. 5.500%, 10/18/2023	1,289,000	1,419,208
Jefferies Group LLC
4.150%, 01/23/2030	420,000	489,291
4.850%, 01/15/2027	505,000	590,517
JPMorgan Chase & Co.
2.950%, 10/01/2026	660,000	732,052
3.375%, 05/01/2023	1,250,000	1,335,902
4.125%, 12/15/2026	600,000	701,645
4.500%, 01/24/2022	1,300,000	1,357,868
JPMorgan Chase & Co. (2.522% to 4-22-30, then SOFR + 2.040%) 04/22/2031	586,000	629,521
JPMorgan Chase & Co. (2.956% to 5-13-30, then SOFR + 2.515%) 05/13/2031	544,000	596,352
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Co. (3.960% to 1-29-26, then 3 month LIBOR + 1.245%) 01/29/2027	$539,000	$619,219
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) 02/01/2025 (E)	503,000	519,348
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) 02/01/2024 (E)	560,000	628,713
Ladder Capital Finance Holdings LLLP 5.250%, 03/15/2022 (D)	65,000	65,325
Lazard Group LLC 4.375%, 03/11/2029	220,000	257,864
Legg Mason, Inc.
3.950%, 07/15/2024	660,000	731,422
4.750%, 03/15/2026	825,000	979,421
Liberty Mutual Group, Inc.
3.950%, 05/15/2060 (D)	500,000	595,557
3.951%, 10/15/2050 (D)	376,000	449,455
4.250%, 06/15/2023 (D)	1,000,000	1,087,985
Lloyds Banking Group PLC 4.450%, 05/08/2025	875,000	1,003,079
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) 06/27/2024 (E)	345,000	389,084
Loews Corp.
2.625%, 05/15/2023	630,000	659,513
3.750%, 04/01/2026	825,000	942,737
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) 11/01/2026 (E)(F)	250,000	271,563
Macquarie Bank, Ltd.
3.624%, 06/03/2030 (D)	329,000	359,977
4.875%, 06/10/2025 (D)	420,000	476,490
Markel Corp. 5.000%, 03/30/2043	1,270,000	1,572,422
MetLife, Inc. 3.000%, 03/01/2025	300,000	329,493
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%) 12/15/2036	402,000	519,418
MetLife, Inc. (9.250% to 4-8-38, then 3 month LIBOR + 5.540%) 04/08/2038 (D)	120,000	182,855
Morgan Stanley
3.875%, 01/27/2026	361,000	414,001
4.100%, 05/22/2023	900,000	976,704
Morgan Stanley (2.188% to 4-28-25, then SOFR + 1.990%) 04/28/2026	1,014,000	1,070,816
Morgan Stanley (3 month LIBOR + 3.610%) 3.847%, 04/15/2021 (B)(E)	200,000	198,560
Morgan Stanley (3.622% to 4-1-30, then SOFR + 3.120%) 04/01/2031	1,000,000	1,161,256
Nationstar Mortgage Holdings, Inc.
5.125%, 12/15/2030 (D)	176,000	183,959
5.500%, 08/15/2028 (D)	191,000	201,028
6.000%, 01/15/2027 (D)	99,000	105,064
Nationwide Mutual Insurance Company (3 month LIBOR + 2.290%) 2.507%, 12/15/2024 (B)(D)	1,130,000	1,129,151
NatWest Group PLC 3.875%, 09/12/2023	915,000	992,741
NatWest Group PLC (6.000% to 12-29-25, then 5 Year CMT + 5.625%) 12/29/2025 (E)	501,000	548,780

The accompanying notes are an integral part of the financial statements.	6

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
NatWest Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) 08/15/2021 (E)	$665,000	$690,210
New York Life Insurance Company 3.750%, 05/15/2050 (D)	273,000	325,980
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year ICE Swap Rate + 3.650%) 10/16/2044 (D)	355,000	398,488
OneMain Finance Corp.
6.875%, 03/15/2025	140,000	162,575
8.875%, 06/01/2025	142,000	160,638
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%) 09/15/2042	795,000	853,082
Radian Group, Inc. 4.500%, 10/01/2024	190,000	200,450
Raymond James Financial, Inc.
3.625%, 09/15/2026	500,000	573,437
4.650%, 04/01/2030	161,000	197,391
4.950%, 07/15/2046	500,000	684,146
Refinitiv US Holdings, Inc.
6.250%, 05/15/2026 (D)	57,000	60,848
8.250%, 11/15/2026 (D)	92,000	100,395
Regions Financial Corp. 2.250%, 05/18/2025	1,019,000	1,080,413
Santander Holdings USA, Inc.
3.244%, 10/05/2026	880,000	959,665
3.400%, 01/18/2023	360,000	378,118
3.450%, 06/02/2025	744,000	813,579
3.500%, 06/07/2024	745,000	804,711
4.400%, 07/13/2027	203,000	231,913
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) 11/18/2030 (D)(E)	355,000	376,431
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) 09/13/2021 (D)(E)	319,000	326,666
Sompo International Holdings, Ltd. 4.700%, 10/15/2022	1,080,000	1,154,170
State Street Corp. (2.901% to 3-30-25, then SOFR + 2.600%) 03/30/2026	1,000,000	1,089,109
Stifel Financial Corp. 4.250%, 07/18/2024	1,549,000	1,740,041
Teachers Insurance & Annuity Association of America 4.270%, 05/15/2047 (D)	447,000	558,044
The Goldman Sachs Group, Inc.
3.500%, 04/01/2025	500,000	556,010
3.625%, 01/22/2023	1,200,000	1,280,491
3.850%, 01/26/2027	897,000	1,023,422
The Hartford Financial Services Group, Inc. 6.625%, 03/30/2040	500,000	754,484
The PNC Financial Services Group, Inc. 3.150%, 05/19/2027	97,000	108,404
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) 06/01/2023 (E)	315,000	328,781
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) 08/01/2021 (E)	533,000	546,192
Trident TPI Holdings, Inc. 6.625%, 11/01/2025 (D)	115,000	116,725
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
UBS Group AG (6.875% to 3-22-21, then 5 Year U.S. Swap Rate + 5.497%) 03/22/2021 (E)	$200,000	$201,759
UBS Group AG (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.344%) 01/31/2024 (D)(E)	323,000	354,089
Voya Financial, Inc. 4.800%, 06/15/2046	700,000	885,958
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%) 05/15/2053	565,000	598,900
Wells Fargo & Company 3.450%, 02/13/2023	900,000	953,733
Wells Fargo & Company (2.188% to 4-30-25, then SOFR + 2.000%) 04/30/2026	722,000	760,033
Wells Fargo & Company (2.393% to 6-2-27, then SOFR + 2.100%) 06/02/2028	936,000	996,074
Wells Fargo & Company (3.068% to 4-30-40, then SOFR + 2.530%) 04/30/2041	426,000	463,416
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) 06/15/2025 (E)	1,023,000	1,159,826
Willis Towers Watson PLC 5.750%, 03/15/2021	1,350,000	1,363,581
		89,235,549
Health care – 3.4%
Abbott Laboratories 3.750%, 11/30/2026	680,000	796,383
AbbVie, Inc.
3.200%, 11/21/2029	1,673,000	1,873,974
4.250%, 11/21/2049	280,000	350,943
Agilent Technologies, Inc. 3.875%, 07/15/2023	670,000	720,920
AmerisourceBergen Corp. 2.800%, 05/15/2030	457,000	496,588
Anthem, Inc. 2.250%, 05/15/2030	179,000	190,016
Bausch Health Companies, Inc.
5.250%, 01/30/2030 (D)	193,000	202,168
6.125%, 04/15/2025 (D)	425,000	438,031
6.250%, 02/15/2029 (D)	390,000	423,638
Baxter International, Inc. 3.500%, 08/15/2046	500,000	569,020
Biogen, Inc.
2.250%, 05/01/2030	400,000	417,511
3.150%, 05/01/2050	500,000	517,503
Catalent Pharma Solutions, Inc. 5.000%, 07/15/2027 (D)	81,000	85,547
Centene Corp.
3.000%, 10/15/2030	397,000	420,780
3.375%, 02/15/2030	176,000	185,168
4.250%, 12/15/2027	127,000	134,620
4.625%, 12/15/2029	142,000	157,650
5.375%, 06/01/2026 (D)	1,035,000	1,091,625
Charles River Laboratories International, Inc. 4.250%, 05/01/2028 (D)	81,000	84,848
CVS Health Corp.
2.700%, 08/21/2040	308,000	311,138
3.000%, 08/15/2026	108,000	119,600
3.750%, 04/01/2030	398,000	462,942
4.300%, 03/25/2028	484,000	576,102

The accompanying notes are an integral part of the financial statements.	7

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
CVS Health Corp. (continued)
5.050%, 03/25/2048	$535,000	$723,948
CVS Pass-Through Trust 8.353%, 07/10/2031 (D)	916,105	1,211,148
DaVita, Inc.
3.750%, 02/15/2031 (D)	378,000	383,806
4.625%, 06/01/2030 (D)	367,000	389,020
Encompass Health Corp.
4.500%, 02/01/2028	175,000	182,875
4.625%, 04/01/2031	149,000	159,430
Fresenius Medical Care US Finance III, Inc. 2.375%, 02/16/2031 (D)	634,000	643,992
Gilead Sciences, Inc. 2.800%, 10/01/2050	480,000	475,540
HCA, Inc.
4.125%, 06/15/2029	186,000	215,674
5.250%, 04/15/2025 to 06/15/2026	666,000	782,439
5.375%, 02/01/2025	800,000	899,624
Humana, Inc. 3.125%, 08/15/2029	500,000	551,787
MEDNAX, Inc.
5.250%, 12/01/2023 (D)	213,000	215,620
6.250%, 01/15/2027 (D)	211,000	226,289
Pfizer, Inc. 2.625%, 04/01/2030	500,000	557,729
Rede D'or Finance Sarl 4.500%, 01/22/2030 (D)	393,000	409,703
Royalty Pharma PLC 1.750%, 09/02/2027 (D)	206,000	211,877
Select Medical Corp. 6.250%, 08/15/2026 (D)	299,000	321,999
Shire Acquisitions Investments Ireland DAC 3.200%, 09/23/2026	1,015,000	1,135,187
Stanford Health Care 3.310%, 08/15/2030	225,000	256,097
Team Health Holdings, Inc. 6.375%, 02/01/2025 (D)	89,000	76,540
Teva Pharmaceutical Finance Company LLC 6.150%, 02/01/2036 (F)	49,000	52,063
UnitedHealth Group, Inc. 5.800%, 03/15/2036	540,000	807,036
Universal Health Services, Inc.
2.650%, 10/15/2030 (D)	259,000	268,871
5.000%, 06/01/2026 (D)	537,000	554,453
Utah Acquisition Sub, Inc.
3.950%, 06/15/2026	800,000	915,095
5.250%, 06/15/2046	250,000	327,031
Varex Imaging Corp. 7.875%, 10/15/2027 (D)	137,000	145,905
Viatris, Inc.
2.300%, 06/22/2027 (D)	209,000	222,415
2.700%, 06/22/2030 (D)	425,000	450,733
Zimmer Biomet Holdings, Inc.
3.050%, 01/15/2026	500,000	551,165
3.550%, 04/01/2025	550,000	607,417
		25,559,223
Industrials – 5.6%
3M Company 3.050%, 04/15/2030	500,000	568,128
AECOM 5.125%, 03/15/2027	401,000	446,245
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
AerCap Ireland Capital DAC 2.875%, 08/14/2024	$503,000	$522,970
Ahern Rentals, Inc. 7.375%, 05/15/2023 (D)	283,000	206,590
Air Canada 2013-1 Class A Pass Through Trust 4.125%, 05/15/2025 (D)	186,519	176,889
Air Canada 2017-1 Class B Pass Through Trust 3.700%, 01/15/2026 (D)	209,101	191,772
Air Lease Corp.
2.875%, 01/15/2026	225,000	238,027
3.000%, 09/15/2023	400,000	420,512
3.125%, 12/01/2030	400,000	415,654
3.625%, 12/01/2027	215,000	232,057
Aircastle, Ltd. 5.500%, 02/15/2022	248,000	258,285
American Airlines 2001-1 Pass Through Trust 6.977%, 05/23/2021	29,969	29,191
American Airlines 2015-1 Class A Pass Through Trust 3.375%, 05/01/2027	876,690	815,759
American Airlines 2015-1 Class B Pass Through Trust 3.700%, 05/01/2023	145,190	117,992
American Airlines 2016-1 Class A Pass Through Trust 4.100%, 01/15/2028	451,625	418,366
American Airlines 2017-1 Class A Pass Through Trust 4.000%, 02/15/2029	157,463	141,895
American Airlines 2017-1 Class AA Pass Through Trust 3.650%, 02/15/2029	310,781	309,607
American Airlines 2017-2 Class A Pass Through Trust 3.600%, 10/15/2029	172,939	159,175
American Airlines 2019-1 Class A Pass Through Trust 3.500%, 02/15/2032	212,351	190,108
American Airlines 2019-1 Class AA Pass Through Trust 3.150%, 02/15/2032	323,353	312,753
American Airlines Group, Inc. 3.750%, 03/01/2025 (D)(F)	500,000	386,640
APX Group, Inc. 7.625%, 09/01/2023 (F)	370,000	383,875
Ashtead Capital, Inc. 4.375%, 08/15/2027 (D)	285,000	301,031
ATS Automation Tooling Systems, Inc. 4.125%, 12/15/2028 (D)	50,000	50,875
Avolon Holdings Funding, Ltd. 5.125%, 10/01/2023 (D)	295,000	315,565
BAE Systems PLC 1.900%, 02/15/2031 (D)	525,000	530,434
British Airways 2013-1 Class A Pass Through Trust 4.625%, 06/20/2024 (D)	218,697	216,119
British Airways 2018-1 Class A Pass Through Trust 4.125%, 09/20/2031 (D)	174,058	161,233
British Airways 2020-1 Class A Pass Through Trust 4.250%, 11/15/2032 (D)	229,000	244,744

The accompanying notes are an integral part of the financial statements.	8

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
British Airways 2020-1 Class B Pass Through Trust 8.375%, 11/15/2028 (D)	$189,000	$208,373
Builders FirstSource, Inc.
5.000%, 03/01/2030 (D)	46,000	49,450
6.750%, 06/01/2027 (D)	77,000	83,523
Carrier Global Corp.
2.700%, 02/15/2031	500,000	536,900
2.722%, 02/15/2030	197,000	210,316
Cimpress PLC 7.000%, 06/15/2026 (D)	390,000	409,988
Clark Equipment Company 5.875%, 06/01/2025 (D)	46,000	48,530
Clean Harbors, Inc. 4.875%, 07/15/2027 (D)	65,000	67,815
CNH Industrial Capital LLC 1.950%, 07/02/2023	570,000	586,746
Continental Airlines 2007-1 Class A Pass Through Trust 5.983%, 04/19/2022	111,537	112,606
CoStar Group, Inc. 2.800%, 07/15/2030 (D)	526,000	546,236
CSX Corp. 3.800%, 04/15/2050	1,000,000	1,234,390
Delta Air Lines 2002-1 Class G-1 Pass Through Trust 6.718%, 01/02/2023	115,887	118,631
Delta Air Lines, Inc.
2.900%, 10/28/2024	663,000	654,024
3.800%, 04/19/2023	411,000	421,968
4.375%, 04/19/2028	445,000	447,327
4.500%, 10/20/2025 (D)	103,000	110,076
Equifax, Inc. 3.100%, 05/15/2030	800,000	889,404
Flowserve Corp. 3.500%, 10/01/2030	236,000	251,780
Fortive Corp. 3.150%, 06/15/2026	700,000	777,999
GATX Corp. 3.850%, 03/30/2027	800,000	906,440
General Electric Company
4.250%, 05/01/2040	528,000	623,387
5.550%, 01/05/2026	694,000	840,657
GFL Environmental, Inc. 3.500%, 09/01/2028 (D)	355,000	362,175
Graphic Packaging International LLC 3.500%, 03/01/2029 (D)	267,000	273,008
H&E Equipment Services, Inc. 3.875%, 12/15/2028 (D)	327,000	329,462
Harsco Corp. 5.750%, 07/31/2027 (D)	110,000	116,325
Hillenbrand, Inc. 5.750%, 06/15/2025	97,000	104,760
Howmet Aerospace, Inc. 5.125%, 10/01/2024	342,000	376,484
Huntington Ingalls Industries, Inc.
3.844%, 05/01/2025	557,000	619,470
4.200%, 05/01/2030	1,454,000	1,718,813
IDEX Corp. 3.000%, 05/01/2030	1,000,000	1,100,336
IHS Markit, Ltd.
4.000%, 03/01/2026 (D)	363,000	415,853
4.750%, 02/15/2025 (D)	175,000	200,830
4.750%, 08/01/2028	213,000	262,316
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
JB Hunt Transport Services, Inc. 3.850%, 03/15/2024	$700,000	$762,692
JetBlue 2019-1 Class AA Pass Through Trust 2.750%, 05/15/2032	355,503	355,103
Johnson Controls International PLC 1.750%, 09/15/2030	289,000	294,821
Kansas City Southern 2.875%, 11/15/2029	500,000	541,724
Kratos Defense & Security Solutions, Inc. 6.500%, 11/30/2025 (D)	206,000	214,240
Lennox International, Inc. 3.000%, 11/15/2023	800,000	843,142
LSC Communications, Inc. 8.750%, 10/15/2023 (D)(G)	420,000	46,200
Masco Corp.
2.000%, 10/01/2030	412,000	419,227
4.375%, 04/01/2026	400,000	469,542
MasTec, Inc. 4.500%, 08/15/2028 (D)	191,000	200,550
Owens Corning 3.950%, 08/15/2029	366,000	421,903
Picasso Finance Sub, Inc. 6.125%, 06/15/2025 (D)	37,000	39,590
Prime Security Services Borrower LLC
3.375%, 08/31/2027 (D)	62,000	61,535
6.250%, 01/15/2028 (D)	218,000	234,043
Southwest Airlines Company 5.250%, 05/04/2025	800,000	926,356
Stericycle, Inc. 3.875%, 01/15/2029 (D)	78,000	80,145
The Boeing Company
3.200%, 03/01/2029	692,000	730,159
5.040%, 05/01/2027	523,000	611,196
5.805%, 05/01/2050	720,000	993,062
TransDigm, Inc. 5.500%, 11/15/2027	625,000	657,063
TTX Company 4.200%, 07/01/2046 (D)	700,000	868,631
Tutor Perini Corp. 6.875%, 05/01/2025 (D)(F)	39,000	38,513
Tyco Electronics Group SA 4.875%, 01/15/2021	500,000	500,646
Uber Technologies, Inc. 7.500%, 05/15/2025 to 09/15/2027 (D)	777,000	848,628
Union Pacific Corp. 4.163%, 07/15/2022	1,137,000	1,192,763
United Airlines 2014-2 Class A Pass Through Trust 3.750%, 09/03/2026	374,849	374,834
United Airlines 2014-2 Class B Pass Through Trust 4.625%, 09/03/2022	152,559	152,294
United Airlines 2016-1 Class A Pass Through Trust 3.450%, 07/07/2028	359,408	348,875
United Airlines 2016-1 Class B Pass Through Trust 3.650%, 01/07/2026	462,097	448,284
United Airlines 2018-1 Class B Pass Through Trust 4.600%, 03/01/2026	132,580	128,433

The accompanying notes are an integral part of the financial statements.	9

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
United Airlines 2019-1 Class A Pass Through Trust 4.550%, 08/25/2031	$294,573	$288,028
United Airlines 2020-1 Class A Pass Through Trust 5.875%, 10/15/2027	919,000	990,223
United Rentals North America, Inc.
3.875%, 11/15/2027 to 02/15/2031	390,000	408,778
4.875%, 01/15/2028	373,000	397,245
US Airways 2010-1 Class A Pass Through Trust 6.250%, 04/22/2023	73,471	69,101
Verisk Analytics, Inc. 4.125%, 03/15/2029	400,000	480,467
Wabtec Corp. 3.200%, 06/15/2025	500,000	539,323
Williams Scotsman International, Inc. 4.625%, 08/15/2028 (D)	72,000	74,520
XPO Logistics, Inc. 6.250%, 05/01/2025 (D)	40,000	43,046
		41,873,814
Information technology – 4.0%
Applied Materials, Inc. 2.750%, 06/01/2050	294,000	319,236
Autodesk, Inc. 2.850%, 01/15/2030	204,000	226,405
Broadcom Corp.
3.125%, 01/15/2025	310,000	334,674
3.875%, 01/15/2027	800,000	898,903
Broadcom, Inc.
4.700%, 04/15/2025	960,000	1,099,924
4.750%, 04/15/2029	1,520,000	1,816,879
5.000%, 04/15/2030	636,000	772,745
CDW LLC 3.250%, 02/15/2029	149,000	151,935
Dell International LLC
4.900%, 10/01/2026 (D)	597,000	704,791
5.300%, 10/01/2029 (D)	1,309,000	1,603,097
5.850%, 07/15/2025 (D)	195,000	234,200
8.350%, 07/15/2046 (D)	399,000	602,851
Fiserv, Inc.
2.250%, 06/01/2027	400,000	426,126
3.850%, 06/01/2025	614,000	692,558
Gartner, Inc.
3.750%, 10/01/2030 (D)	72,000	75,600
4.500%, 07/01/2028 (D)	83,000	87,565
Infor, Inc. 1.750%, 07/15/2025 (D)	151,000	156,817
j2 Global, Inc. 4.625%, 10/15/2030 (D)	230,000	242,650
Jabil, Inc. 3.600%, 01/15/2030	180,000	200,206
KLA Corp. 4.100%, 03/15/2029	340,000	407,688
Lam Research Corp.
3.750%, 03/15/2026	370,000	422,829
4.875%, 03/15/2049	359,000	518,043
LogMeIn, Inc. 5.500%, 09/01/2027 (D)	195,000	204,263
Marvell Technology Group, Ltd. 4.875%, 06/22/2028	465,000	549,043
Microchip Technology, Inc.
4.250%, 09/01/2025 (D)	111,000	117,423
4.333%, 06/01/2023	948,000	1,026,162
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Micron Technology, Inc.
4.185%, 02/15/2027	$1,088,000	$1,281,501
4.663%, 02/15/2030	1,000,000	1,226,538
4.975%, 02/06/2026	225,000	265,883
5.327%, 02/06/2029	1,658,000	2,073,057
Microsoft Corp. 2.525%, 06/01/2050	359,000	377,819
Motorola Solutions, Inc.
2.300%, 11/15/2030	494,000	503,262
4.600%, 02/23/2028 to 05/23/2029	788,000	949,190
NVIDIA Corp. 2.850%, 04/01/2030	436,000	490,211
NXP BV
3.400%, 05/01/2030 (D)	155,000	175,680
3.875%, 06/18/2026 (D)	647,000	740,684
4.625%, 06/01/2023 (D)	627,000	685,288
Oracle Corp. 2.950%, 04/01/2030	858,000	958,853
PayPal Holdings, Inc.
2.300%, 06/01/2030	400,000	428,092
2.850%, 10/01/2029	1,818,000	2,018,386
PTC, Inc. 4.000%, 02/15/2028 (D)	76,000	79,658
Qorvo, Inc. 3.375%, 04/01/2031 (D)	197,000	203,403
QUALCOMM, Inc. 1.650%, 05/20/2032 (D)	566,000	566,265
Sabre GLBL, Inc. 7.375%, 09/01/2025 (D)	110,000	119,350
Seagate HDD Cayman
4.091%, 06/01/2029 (D)	520,000	557,138
4.125%, 01/15/2031 (D)	491,000	524,840
ServiceNow, Inc. 1.400%, 09/01/2030	504,000	491,377
Telefonaktiebolaget LM Ericsson 4.125%, 05/15/2022	500,000	520,000
Tempo Acquisition LLC 6.750%, 06/01/2025 (D)	136,000	140,563
VeriSign, Inc. 5.250%, 04/01/2025	205,000	232,931
Visa, Inc.
2.050%, 04/15/2030	400,000	427,582
2.700%, 04/15/2040	221,000	240,901
Xerox Holdings Corp. 5.500%, 08/15/2028 (D)	332,000	352,302
		30,523,367
Materials – 1.9%
Anglo American Capital PLC 4.750%, 04/10/2027 (D)	215,000	253,531
Arconic Corp.
6.000%, 05/15/2025 (D)	117,000	124,898
6.125%, 02/15/2028 (D)	53,000	57,141
Ardagh Packaging Finance PLC 6.000%, 02/15/2025 (D)	190,000	196,888
Bemis Company, Inc. 3.100%, 09/15/2026	500,000	484,891
Boise Cascade Company 4.875%, 07/01/2030 (D)	52,000	56,290
Braskem Netherlands Finance BV (8.500% to 10-24-25, then 5 Year CMT + 8.220%) 01/23/2081 (D)	364,000	404,954
Cemex SAB de CV
5.200%, 09/17/2030 (D)	329,000	360,749
7.375%, 06/05/2027 (D)	250,000	284,500

The accompanying notes are an integral part of the financial statements.	10

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
CF Industries, Inc. 4.950%, 06/01/2043	$175,000	$214,813
Commercial Metals Company 5.375%, 07/15/2027	122,000	128,405
CSN Islands XI Corp. 6.750%, 01/28/2028 (D)	518,000	560,735
Cydsa SAB de CV 6.250%, 10/04/2027 (D)	350,000	368,379
DuPont de Nemours, Inc. 2.169%, 05/01/2023	500,000	506,595
First Quantum Minerals, Ltd.
6.875%, 03/01/2026 to 10/15/2027 (D)	404,000	430,903
7.500%, 04/01/2025 (D)	226,000	235,323
Freeport-McMoRan, Inc. 5.450%, 03/15/2043	500,000	622,500
FS Luxembourg Sarl 10.000%, 12/15/2025 (D)	536,000	580,488
Georgia-Pacific LLC 2.300%, 04/30/2030 (D)	950,000	1,015,155
Graham Packaging Company, Inc. 7.125%, 08/15/2028 (D)	24,000	26,520
Huntsman International LLC 4.500%, 05/01/2029	500,000	575,820
JW Aluminum Continuous Cast Company 10.250%, 06/01/2026 (D)	135,000	143,100
Mauser Packaging Solutions Holding Company 8.500%, 04/15/2024 (D)	54,000	55,890
Methanex Corp.
4.250%, 12/01/2024	293,000	308,470
5.250%, 12/15/2029	92,000	99,702
5.650%, 12/01/2044	450,000	482,625
Newmont Corp. 2.800%, 10/01/2029	223,000	243,301
Norbord, Inc. 6.250%, 04/15/2023 (D)	120,000	130,200
Nutrition & Biosciences, Inc.
1.832%, 10/15/2027 (D)	153,000	157,623
2.300%, 11/01/2030 (D)	306,000	315,007
Orbia Advance Corp. SAB de CV 5.500%, 01/15/2048 (D)	380,000	460,370
Owens-Brockway Glass Container, Inc. 6.625%, 05/13/2027 (D)	173,000	187,273
Reynolds Group Issuer, Inc. 4.000%, 10/15/2027 (D)	362,000	371,050
Standard Industries, Inc.
3.375%, 01/15/2031 (D)	142,000	142,710
5.000%, 02/15/2027 (D)	73,000	76,285
Steel Dynamics, Inc. 3.250%, 01/15/2031	75,000	83,821
Syngenta Finance NV
4.441%, 04/24/2023 (D)	435,000	456,477
5.676%, 04/24/2048 (D)	145,000	150,475
The Mosaic Company 4.250%, 11/15/2023	600,000	655,325
The Sherwin-Williams Company 4.200%, 01/15/2022	1,000,000	1,029,345
US Concrete, Inc. 5.125%, 03/01/2029 (D)	128,000	131,840
Valvoline, Inc. 3.625%, 06/15/2031 (D)	298,000	306,494
Vulcan Materials Company 3.500%, 06/01/2030	338,000	388,026
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
WR Grace & Company 4.875%, 06/15/2027 (D)	$143,000	$151,654
		14,016,541
Real estate – 3.3%
American Homes 4 Rent LP 4.250%, 02/15/2028	415,000	476,985
American Tower Corp.
2.400%, 03/15/2025	312,000	331,695
2.950%, 01/15/2025	272,000	294,593
3.550%, 07/15/2027	662,000	748,511
3.800%, 08/15/2029	280,000	325,381
5.000%, 02/15/2024	670,000	758,470
Columbia Property Trust Operating Partnership LP 4.150%, 04/01/2025	600,000	632,669
Crown Castle International Corp.
2.250%, 01/15/2031	624,000	646,884
3.300%, 07/01/2030	532,000	595,138
3.650%, 09/01/2027	600,000	677,131
3.700%, 06/15/2026	500,000	563,317
4.150%, 07/01/2050	508,000	616,386
CubeSmart LP 4.375%, 02/15/2029	600,000	709,095
CyrusOne LP
2.150%, 11/01/2030	190,000	185,191
3.450%, 11/15/2029	394,000	423,838
EPR Properties 4.950%, 04/15/2028	350,000	351,921
Equinix, Inc.
1.550%, 03/15/2028	444,000	451,127
1.800%, 07/15/2027 (F)	156,000	160,518
2.900%, 11/18/2026	1,000,000	1,093,389
3.200%, 11/18/2029	609,000	670,912
5.375%, 05/15/2027	275,000	299,739
ERP Operating LP 3.375%, 06/01/2025	300,000	331,502
Essex Portfolio LP 3.625%, 05/01/2027	500,000	563,102
GLP Capital LP 5.375%, 04/15/2026	382,000	438,410
Healthcare Trust of America Holdings LP
3.500%, 08/01/2026	500,000	566,088
3.750%, 07/01/2027	600,000	679,878
Healthpeak Properties, Inc. 3.875%, 08/15/2024	800,000	884,902
Host Hotels & Resorts LP
3.375%, 12/15/2029	473,000	486,255
3.500%, 09/15/2030	347,000	365,384
4.500%, 02/01/2026	214,000	234,445
Iron Mountain, Inc.
4.875%, 09/15/2029 (D)	195,000	205,725
5.250%, 07/15/2030 (D)	261,000	281,880
MGM Growth Properties Operating Partnership LP 3.875%, 02/15/2029 (D)	207,000	211,658
Mid-America Apartments LP 3.950%, 03/15/2029	700,000	820,183
National Retail Properties, Inc. 3.300%, 04/15/2023	660,000	696,924
Piedmont Operating Partnership LP 4.450%, 03/15/2024	500,000	535,469
SBA Communications Corp.
3.875%, 02/15/2027	408,000	428,400
4.875%, 09/01/2024	700,000	718,011

The accompanying notes are an integral part of the financial statements.	11

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
SBA Tower Trust 2.836%, 01/15/2025 (D)	$416,000	$442,908
SL Green Operating Partnership LP 3.250%, 10/15/2022	500,000	516,263
STORE Capital Corp. 2.750%, 11/18/2030	500,000	508,205
Ventas Realty LP
3.500%, 02/01/2025	343,000	377,677
4.750%, 11/15/2030	1,000,000	1,220,093
VICI Properties LP
4.125%, 08/15/2030 (D)	212,000	223,794
4.625%, 12/01/2029 (D)	260,000	278,200
Weingarten Realty Investors 3.375%, 10/15/2022	1,050,000	1,083,160
Welltower, Inc. 2.700%, 02/15/2027	400,000	440,621
		24,552,027
Utilities – 2.2%
ABY Transmision Sur SA 6.875%, 04/30/2043 (D)	213,202	286,224
AES Panama Generation Holdings SRL 4.375%, 05/31/2030 (D)	303,000	327,816
Ameren Corp. 3.500%, 01/15/2031	1,000,000	1,149,355
AmeriGas Partners LP 5.500%, 05/20/2025	275,000	304,563
Arizona Public Service Company 5.500%, 09/01/2035	1,118,000	1,532,955
CenterPoint Energy Houston Electric LLC 6.950%, 03/15/2033	535,000	798,457
Consolidated Edison Company of New York, Inc.
3.350%, 04/01/2030	500,000	572,663
3.950%, 04/01/2050	500,000	608,258
Dominion Energy, Inc.
3.375%, 04/01/2030	727,000	827,690
3.600%, 03/15/2027	500,000	568,058
DPL, Inc. 4.125%, 07/01/2025 (D)	216,000	233,187
Edison International 3.550%, 11/15/2024	700,000	753,569
Emera US Finance LP 3.550%, 06/15/2026	248,000	278,652
FirstEnergy Corp. 2.650%, 03/01/2030	254,000	254,672
Greenko Dutch BV
4.875%, 07/24/2022 (D)	215,000	217,107
5.250%, 07/24/2024 (D)	145,000	150,075
Infraestructura Energetica Nova SAB de CV 4.750%, 01/15/2051 (D)	579,000	634,005
Instituto Costarricense de Electricidad 6.375%, 05/15/2043 (D)	210,000	168,788
Israel Electric Corp., Ltd. 6.875%, 06/21/2023 (D)	95,000	107,793
NextEra Energy Capital Holdings, Inc. 3.550%, 05/01/2027	677,000	770,548
NextEra Energy Operating Partners LP
3.875%, 10/15/2026 (D)	243,000	259,403
4.500%, 09/15/2027 (D)	201,000	224,973
NiSource, Inc. 3.600%, 05/01/2030	208,000	240,566
NRG Energy, Inc.
2.450%, 12/02/2027 (D)	374,000	393,610
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
NRG Energy, Inc. (continued)
3.375%, 02/15/2029 (D)	$62,000	$63,476
3.625%, 02/15/2031 (D)	175,000	180,040
3.750%, 06/15/2024 (D)	270,000	295,248
Oncor Electric Delivery Company LLC 4.100%, 06/01/2022	750,000	781,589
PPL Capital Funding, Inc. 3.400%, 06/01/2023	1,160,000	1,231,841
Southern California Edison Company 3.700%, 08/01/2025	1,000,000	1,121,680
Vistra Operations Company LLC
3.700%, 01/30/2027 (D)	583,000	642,638
4.300%, 07/15/2029 (D)	545,000	618,297
		16,597,796
TOTAL CORPORATE BONDS (Cost $328,726,260)		$365,284,726
CAPITAL PREFERRED SECURITIES – 0.2%
Financials – 0.2%
Truist Bank (Greater of 3 month LIBOR + 0.645% or 4.000%) 4.000%, 12/15/2024 (B)(E)	425,000	418,625
USB Capital IX (Greater of 3 month LIBOR + 1.020% or 3.500%) 3.500%, 02/01/2021 (B)(E)	1,045,000	1,026,713
		1,445,338
TOTAL CAPITAL PREFERRED SECURITIES (Cost $1,388,779)		$1,445,338
MUNICIPAL BONDS – 0.6%
Foothill-Eastern Transportation Corridor Agency (California) 4.094%, 01/15/2049	1,000,000	1,073,850
New Jersey Transportation Trust Fund Authority
4.081%, 06/15/2039	393,000	413,145
4.131%, 06/15/2042	40,000	41,435
Sales Tax Securitization Corp. (Illinois) 4.637%, 01/01/2040	465,000	549,300
State Board of Administration Finance Corp. (Florida) 1.705%, 07/01/2027	586,000	608,262
State of Connecticut, GO 2.677%, 07/01/2030	250,000	273,620
The School District of Philadelphia (Pennsylvania), GO
5.995%, 09/01/2030	315,000	403,219
6.765%, 06/01/2040	1,010,000	1,289,204
TOTAL MUNICIPAL BONDS (Cost $4,392,167)		$4,652,035
COLLATERALIZED MORTGAGE OBLIGATIONS – 6.9%
Commercial and residential – 5.1%
Angel Oak Mortgage Trust LLC Series 2020-R1, Class A1 0.990%, 04/25/2053 (D)(I)	562,000	562,065
AOA Mortgage Trust Series 2015-1177, Class C 3.010%, 12/13/2029 (D)(I)	120,000	119,673
Arbor Multifamily Mortgage Securities Trust Series 2020-MF1, Class XA IO 0.967%, 05/15/2053 (D)	4,348,726	317,547
Arroyo Mortgage Trust
Series 2018-1, Class A1, 3.763%, 04/25/2048 (D)(I)	332,690	337,610

The accompanying notes are an integral part of the financial statements.	12

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Arroyo Mortgage Trust (continued)
Series 2019-2, Class A1, 3.347%, 04/25/2049 (D)(I)	$310,983	$320,398
Series 2019-3, Class A1, 2.962%, 10/25/2048 (D)(I)	162,851	167,889
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR, Class ENM 3.719%, 11/05/2032 (D)(I)	231,000	185,299
BAMLL Re-REMIC Trust Series 2014-FRR4, Class BK23 4.521%, 09/27/2022 (D)(J)	500,000	462,482
BANK Series 2019-BN20, Class ASB 2.933%, 09/15/2062	400,000	445,533
Barclays Commercial Mortgage Trust Series 2019-C5, Class A2 3.043%, 11/15/2052	247,000	263,631
Bayview Commercial Asset Trust
Series 2005-1A, Class A2 (1 month LIBOR + 0.525%), 0.673%, 04/25/2035 (B)(D)	233,097	222,670
Series 2005-4A, Class A2 (1 month LIBOR + 0.390%), 0.538%, 01/25/2036 (B)(D)	137,874	130,120
Series 2006-2A, Class A2 (1 month LIBOR + 0.420%), 0.568%, 07/25/2036 (B)(D)	203,998	192,594
BBCMS Mortgage Trust Series 2020-C6, Class A2 2.690%, 02/15/2053	206,000	217,709
BBCMS Trust
Series 2015-MSQ, Class D, 3.990%, 09/15/2032 (D)(I)	140,000	142,507
Series 2015-SRCH, Class D, 4.957%, 08/10/2035 (D)(I)	264,000	290,253
Bear Stearns Asset Backed Securities Trust Series 2003-AC4, Class A 5.500%, 09/25/2033	383,513	396,663
Benchmark Mortgage Trust
Series 2019-B12, Class A2, 3.001%, 08/15/2052	410,000	435,490
Series 2019-B13, Class A2, 2.889%, 08/15/2057	348,000	369,485
Series 2019-B14, Class A2, 2.915%, 12/15/2062	426,000	454,567
Series 2019-B15, Class XA IO, 0.829%, 12/15/2072	9,956,237	569,961
BRAVO Residential Funding Trust Series 2019-NQM1, Class A1 2.666%, 07/25/2059 (D)(I)	154,986	158,623
BWAY Mortgage Trust Series 2015-1740, Class XA IO 0.896%, 01/10/2035 (D)	3,705,000	34,680
BX Commercial Mortgage Trust
Series 2018-BIOA, Class D (1 month LIBOR + 1.321%), 1.480%, 03/15/2037 (B)(D)	260,000	259,924
Series 2020-VKNG, Class A (1 month LIBOR + 0.930%), 1.089%, 10/15/2037 (B)(D)	452,000	452,000
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D (1 month LIBOR + 1.750%), 1.909%, 12/15/2037 (B)(D)	$121,000	$121,005
Series 2019-LIFE, Class F (1 month LIBOR + 2.550%), 2.709%, 12/15/2037 (B)(D)	127,000	123,012
CD Mortgage Trust Series 2017-CD3, Class A4 3.631%, 02/10/2050	800,000	911,075
CFCRE Commercial Mortgage Trust Series 2017-C8, Class C 4.944%, 06/15/2050 (I)	500,000	527,127
CGDBB Commercial Mortgage Trust Series 2017-BIOC, Class E (1 month LIBOR + 2.150%) 2.309%, 07/15/2032 (B)(D)	256,706	256,079
CHL Mortgage Pass Through Trust Series 2004-HYB2, Class 4A 3.866%, 07/20/2034 (I)	497,007	492,689
Citigroup Commercial Mortgage Trust
Series 2018-C5, Class A3, 3.963%, 06/10/2051	600,000	700,644
Series 2018-C5, Class XA IO, 0.595%, 06/10/2051	17,361,576	740,015
Series 2019-C7, Class XA IO, 0.878%, 12/15/2072	15,946,689	1,029,564
Series 2019-PRM, Class A, 3.341%, 05/10/2036 (D)	218,000	232,667
Series 2019-SMRT, Class A, 4.149%, 01/10/2036 (D)	142,000	154,324
Cold Storage Trust Series 2020-ICE5, Class D (1 month LIBOR + 2.100%) 2.259%, 11/15/2037 (B)(D)	500,000	500,156
COLT Mortgage Loan Trust
Series 2019-2, Class A1, 3.337%, 05/25/2049 (D)(I)	66,967	67,367
Series 2020-1, Class A1, 2.488%, 02/25/2050 (D)(I)	158,808	160,599
COLT Trust Series 2020-RPL1, Class A1 1.390%, 01/25/2065 (D)(I)	731,999	735,561
Commercial Mortgage Trust (Bank of America Merrill Lynch/Deutsche Bank AG) Series 2013-WWP, Class A2 3.424%, 03/10/2031 (D)	1,400,000	1,478,867
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR2, Class XA IO, 1.622%, 08/15/2045	9,109,105	163,512
Series 2012-CR3, Class XA IO, 1.846%, 10/15/2045	9,057,026	212,841
Series 2013-CR8, Class A5, 3.612%, 06/10/2046 (I)	330,000	351,781
Series 2013-CR8, Class AM, 3.813%, 06/10/2046 (D)(I)	1,000,000	1,063,623
Series 2014-CR15, Class C, 4.742%, 02/10/2047 (I)	800,000	861,968
Series 2014-CR15, Class XA IO, 0.930%, 02/10/2047	6,309,908	141,966

The accompanying notes are an integral part of the financial statements.	13

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG) (continued)
Series 2014-CR16, Class C, 4.928%, 04/10/2047 (I)	$400,000	$422,213
Series 2015-CR27, Class A4, 3.612%, 10/10/2048	1,000,000	1,118,523
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG) Series 2018-COR3, Class XA IO 0.443%, 05/10/2051	5,030,269	147,158
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2012-LC4, Class XA IO, 2.097%, 12/10/2044 (D)	3,979,109	49,720
Series 2013-300P, Class D, 4.394%, 08/10/2030 (D)(I)	307,000	318,177
Series 2013-300P, Class E, 4.394%, 08/10/2030 (D)(I)	700,000	658,289
Series 2017-PANW, Class A, 3.244%, 10/10/2029 (D)	89,000	93,288
Series 2020-CBM, Class A2, 2.896%, 02/10/2037 (D)	279,000	278,235
Commercial Mortgage Trust (Deutsche Bank AG/UBS AG) Series 2014-UBS2, Class XA IO 1.149%, 03/10/2047	4,163,140	120,719
Credit Suisse Mortgage Capital Certificates
Series 2019-AFC1, Class A1, 2.573%, 07/25/2049 (D)	287,395	294,241
Series 2019-ICE4, Class D (1 month LIBOR + 1.600%), 1.759%, 05/15/2036 (B)(D)	460,000	455,385
Series 2020-AFC1, Class A1, 2.240%, 02/25/2050 (D)(I)	241,813	245,616
Series 2020-NET, Class A, 2.257%, 08/15/2037 (D)	106,000	109,798
CSAIL Commercial Mortgage Trust Series 2019-C17, Class A4 2.763%, 09/15/2052	425,000	459,206
DSLA Mortgage Loan Trust Series 2004-AR3, Class 2A2B (1 month LIBOR + 0.900%) 1.052%, 07/19/2044 (B)	444,122	410,743
FREMF Mortgage Trust
Series 2016-K54, Class C, 4.051%, 04/25/2048 (D)(I)	290,000	309,314
Series 2017-K67, Class B, 3.944%, 09/25/2049 (D)(I)	485,000	542,178
GCAT Trust
Series 2019-NQM1, Class A1, 2.985%, 02/25/2059 (D)	299,672	305,678
Series 2020-NQM1, Class A1, 2.247%, 01/25/2060 (D)	394,770	403,889
GS Mortgage Securities Trust
Series 2005-GG4, Class XC IO, 1.606%, 07/10/2039 (D)	356,737	120
Series 2013-GC10, Class C, 4.285%, 02/10/2046 (D)(I)	859,800	873,458
Series 2015-590M, Class C, 3.805%, 10/10/2035 (D)(I)	150,000	156,955
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
GS Mortgage Securities Trust (continued)
Series 2017-485L, Class C, 3.982%, 02/10/2037 (D)(I)	$85,000	$88,900
Series 2019-GC40, Class A2, 2.971%, 07/10/2052	380,000	404,699
Series 2020-UPTN, Class A, 2.751%, 02/10/2037 (D)	256,000	261,101
GS Mortgage-Backed Securities Trust Series 2020-NQM1, Class A1 1.382%, 09/27/2060 (D)(I)	224,562	225,750
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO, 0.350%, 05/19/2047 (D)	10,724,594	111,165
Series 2007-4, Class ES IO, 0.350%, 07/19/2047	12,016,977	159,392
Series 2007-6, Class ES IO, 0.343%, 08/19/2037 (D)	11,068,153	154,546
Hilton Orlando Trust Series 2018-ORL, Class B (1 month LIBOR + 1.050%) 1.209%, 12/15/2034 (B)(D)	1,000,000	969,914
IMT Trust
Series 2017-APTS, Class AFX, 3.478%, 06/15/2034 (D)	107,000	114,966
Series 2017-APTS, Class CFX, 3.497%, 06/15/2034 (D)(I)	123,000	122,762
Irvine Core Office Trust
Series 2013-IRV, Class A2, 3.173%, 05/15/2048 (D)(I)	255,000	267,436
Series 2013-IRV, Class XA IO, 1.105%, 05/15/2048 (D)	6,081,164	78,743
JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class XA IO 0.560%, 08/15/2046	6,093,082	75,165
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP8, Class X IO, 0.286%, 05/15/2045	523,565	5
Series 2011-C3, Class XA IO, 0.979%, 02/15/2046 (D)	4,542,368	23,410
Series 2011-C4, Class XA IO, 1.202%, 07/15/2046 (D)	2,061,365	913
Series 2012-HSBC, Class XA IO, 1.431%, 07/05/2032 (D)	9,903,819	177,076
Series 2020-NNN, Class AFX, 2.812%, 01/16/2037 (D)	258,000	268,239
KNDL Mortgage Trust Series 2019-KNSQ, Class D (1 month LIBOR + 1.350%) 1.509%, 05/15/2036 (B)(D)	185,000	184,541
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 3.109%, 04/21/2034 (I)	95,853	95,916
Series 2004-8, Class 5A1, 2.700%, 08/25/2034 (I)	96,485	102,223
MASTR Alternative Loan Trust Series 2004-4, Class 8A1 6.500%, 05/25/2034	225,026	235,761

The accompanying notes are an integral part of the financial statements.	14

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Merrill Lynch Mortgage Investors Trust Series 2005-A, Class A1 (1 month LIBOR + 0.460%) 0.608%, 03/25/2030 (B)	$19,867	$19,537
Merrill Lynch Mortgage Trust Series 2008-C1, Class X IO 0.000%, 02/12/2051 (D)	2,781,535	28
MFA Trust
Series 2020-NQM1, Class A1, 1.479%, 03/25/2065 (D)(I)	162,902	163,951
Series 2020-NQM3, Class A1, 1.014%, 01/26/2065 (D)(I)	335,108	335,606
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class XA IO, 1.414%, 08/15/2045 (D)	9,530,686	148,654
Series 2012-C6, Class XA IO, 1.606%, 11/15/2045 (D)	5,807,712	113,795
Series 2013-C7, Class XA IO, 1.329%, 02/15/2046	10,448,958	229,130
Series 2014-C17, Class XA IO, 1.076%, 08/15/2047	10,840,566	282,072
Morgan Stanley Capital I Trust
Series 2011-C3, Class XA IO, 0.608%, 07/15/2049 (D)	6,481,247	8,643
Series 2017-CLS, Class D (1 month LIBOR + 1.400%), 1.559%, 11/15/2034 (B)(D)	298,000	297,071
Series 2019-L3, Class XA IO, 0.643%, 11/15/2052	21,462,468	1,052,537
MSCG Trust Series 2016-SNR, Class D 6.550%, 11/15/2034 (D)	115,234	114,205
Natixis Commercial Mortgage Securities Trust
Series 2018-285M, Class D, 3.790%, 11/15/2032 (D)(I)	135,000	135,419
Series 2018-ALXA, Class C, 4.316%, 01/15/2043 (D)(I)	98,000	103,232
OBX Trust Series 2020-EXP2, Class A3 2.500%, 05/25/2060 (D)(I)	330,185	336,673
One Market Plaza Trust Series 2017-1MKT, Class D 4.146%, 02/10/2032 (D)	90,000	92,071
Provident Funding Mortgage Trust Series 2020-F1, Class A2 2.000%, 01/25/2036 (D)(I)	720,000	721,994
Seasoned Credit Risk Transfer Trust Series 2020-2, Class MA 2.000%, 11/25/2059	278,898	287,095
Sequoia Mortgage Trust Series 2005-3, Class A1 (1 month LIBOR + 0.400%) 0.552%, 05/20/2035 (B)	46,275	46,273
Starwood Mortgage Residential Trust
Series 2020-1, Class A1, 2.275%, 02/25/2050 (D)(I)	184,451	188,510
Series 2020-3, Class A1, 1.486%, 04/25/2065 (D)(I)	281,052	282,906
Structured Asset Securities Corp. Series 1998-RF2, Class A 4.739%, 07/15/2027 (D)(I)	44,893	44,490
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class XA IO 1.289%, 05/10/2063 (D)	$5,878,236	$89,766
Velocity Commercial Capital Loan Trust Series 2018-2, Class M1 4.260%, 10/26/2048 (D)(I)	354,125	374,484
Verus Securitization Trust Series 2020-5, Class A1 1.218%, 05/25/2065 (D)	233,074	233,401
WaMu Mortgage Pass Through Certificates
Series 2005-AR2, Class 2A1B (1 month LIBOR + 0.740%), 0.888%, 01/25/2045 (B)	472,168	461,614
Series 2005-AR8, Class 2AB3 (1 month LIBOR + 0.720%), 0.868%, 07/25/2045 (B)	304,683	291,888
Washington Mutual Mortgage Pass Through Certificates Series 2005-1, Class 6A1 6.500%, 03/25/2035	229,625	231,208
Wells Fargo Commercial Mortgage Trust
Series 2017-SMP, Class D (1 month LIBOR + 1.650%), 1.809%, 12/15/2034 (B)(D)	505,000	424,259
Series 2019-C54, Class A3, 2.892%, 12/15/2052	500,000	552,873
WF-RBS Commercial Mortgage Trust
Series 2011-C3, Class XA IO, 1.267%, 03/15/2044 (D)	9,509,116	6,545
Series 2012-C10, Class XA IO, 1.523%, 12/15/2045 (D)	5,794,424	145,639
Series 2012-C9, Class XA IO, 1.878%, 11/15/2045 (D)	6,832,208	172,518
		38,419,428
U.S. Government Agency – 1.8%
Federal Home Loan Mortgage Corp.
Series 2015-DN1, Class M3 (1 month LIBOR + 4.150%), 4.298%, 01/25/2025 (B)	40,055	40,449
Series 2015-HQ1, Class M3 (1 month LIBOR + 3.800%), 3.948%, 03/25/2025 (B)	11,756	11,771
Series 290, Class IO, 3.500%, 11/15/2032	1,296,682	152,664
Series 3387, Class SB IO, 6.261%, 11/15/2037	1,104,447	200,437
Series 3632, Class AP, 3.000%, 02/15/2040	817,932	868,463
Series K014, Class X1 IO, 1.178%, 04/25/2021	6,632,656	7,746
Series K015, Class X1 IO, 1.575%, 07/25/2021	7,242,808	18,597
Series K018, Class X1 IO, 1.275%, 01/25/2022	2,985,357	24,103
Series K021, Class A2, 2.396%, 06/25/2022	1,000,000	1,026,389
Series K021, Class X1 IO, 1.404%, 06/25/2022	11,421,632	168,702
Series K022, Class X1 IO, 1.180%, 07/25/2022	2,409,554	32,763

The accompanying notes are an integral part of the financial statements.	15

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series K026, Class X1 IO, 0.957%, 11/25/2022	$9,910,225	$138,174
Series KAIV, Class X1 IO, 1.133%, 06/25/2021	17,083,781	19,371
Series KS01, Class X1 IO, 1.197%, 01/25/2023	4,916,546	73,991
Series T-41, Class 3A, 5.214%, 07/25/2032 (I)	51,051	57,892
Federal National Mortgage Association
Series 2001-50, Class BA, 7.000%, 10/25/2041	6,831	7,855
Series 2002-W3, Class A5, 7.500%, 11/25/2041	57,666	70,408
Series 2010-15, Class KA, 4.000%, 03/25/2039	87,233	88,628
Series 2011-41, Class KA, 4.000%, 01/25/2041	207,700	218,303
Series 2011-86, Class NA, 4.000%, 01/25/2041	233,144	238,900
Series 2012-137, Class WI IO, 3.500%, 12/25/2032	1,349,999	159,390
Series 2012-21, Class PA, 2.000%, 03/25/2041	1,707,714	1,753,465
Series 2012-38, Class PA, 2.000%, 09/25/2041	670,675	690,834
Series 2012-M5, Class X IO, 0.550%, 02/25/2022	2,504,718	8,582
Series 2015-C01, Class 1M2 (1 month LIBOR + 4.300%), 4.448%, 02/25/2025 (B)	163,871	167,026
Series 2015-C02, Class 2M2 (1 month LIBOR + 4.000%), 4.148%, 05/25/2025 (B)	26,062	26,487
Series 2015-C03, Class 2M2 (1 month LIBOR + 5.000%), 5.148%, 07/25/2025 (B)	110,895	112,567
Series 2018-C02, Class 2M2 (1 month LIBOR + 2.200%), 2.348%, 08/25/2030 (B)	65,272	64,858
Series 2018-C05, Class 1M2 (1 month LIBOR + 2.350%), 2.498%, 01/25/2031 (B)	39,363	39,413
Series 2020-R02, Class 2M2 (1 month LIBOR + 2.000%), 2.148%, 01/25/2040 (B)(D)	500,000	496,477
Government National Mortgage Association
Series 2008-90, Class IO, 1.945%, 12/16/2050	2,339,199	340,270
Series 2010-147, Class SA IO, 6.018%, 05/20/2040	918,063	79,805
Series 2010-85, Class SB IO, 6.447%, 03/16/2040	1,125,293	186,907
Series 2012-114, Class IO, 0.691%, 01/16/2053	541,018	14,851
Series 2012-120, Class IO, 0.709%, 02/16/2053	6,459,560	173,752
Series 2012-70, Class IO, 0.184%, 08/16/2052	3,003,964	16,398
Series 2015-41, Class IO, 0.519%, 09/16/2056	6,452,763	190,635
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2016-162, Class IO, 0.883%, 09/16/2058	$7,282,292	$439,990
Series 2016-174, Class IO, 0.865%, 11/16/2056	739,930	44,660
Series 2017-109, Class IO, 0.520%, 04/16/2057	1,648,747	68,110
Series 2017-124, Class IO, 0.695%, 01/16/2059	1,860,707	96,590
Series 2017-135, Class IO, 0.771%, 10/16/2058	1,206,677	64,895
Series 2017-140, Class IO, 0.553%, 02/16/2059	700,081	36,026
Series 2017-159, Class IO, 0.536%, 06/16/2059	1,540,107	73,730
Series 2017-169, Class IO, 0.671%, 01/16/2060	3,139,432	168,805
Series 2017-20, Class IO, 0.704%, 12/16/2058	3,637,366	174,069
Series 2017-22, Class IO, 0.773%, 12/16/2057	389,317	22,267
Series 2017-41, Class IO, 0.702%, 07/16/2058	1,481,389	73,226
Series 2017-46, Class IO, 0.632%, 11/16/2057	1,334,510	65,245
Series 2017-61, Class IO, 0.745%, 05/16/2059	758,647	43,437
Series 2018-158, Class IO, 0.692%, 05/16/2061	2,448,070	164,690
Series 2018-35, Class IO, 0.529%, 03/16/2060	2,709,338	126,797
Series 2018-43, Class IO, 0.573%, 05/16/2060	2,498,782	134,880
Series 2018-69, Class IO, 0.584%, 04/16/2060	869,367	51,362
Series 2018-81, Class IO, 0.447%, 01/16/2060	508,370	23,667
Series 2018-9, Class IO, 0.538%, 01/16/2060	2,754,141	138,109
Series 2019-131, Class IO, 0.937%, 07/16/2061	2,021,345	147,446
Series 2020-100, Class IO, 0.908%, 05/16/2062	1,796,699	149,339
Series 2020-108, Class IO, 0.948%, 06/16/2062	4,113,568	343,025
Series 2020-114, Class IO, 0.930%, 09/16/2062	4,493,953	371,174
Series 2020-118, Class IO, 1.046%, 06/16/2062	3,757,062	324,837
Series 2020-119, Class IO, 0.819%, 08/16/2062	1,901,502	149,815
Series 2020-120, Class IO, 0.883%, 05/16/2062	925,019	74,965
Series 2020-137, Class IO, 0.911%, 09/16/2062	4,298,292	343,911
Series 2020-143, Class IB IO, 0.947%, 03/16/2062	5,770,197	464,050
Series 2020-150, Class IO, 0.983%, 12/16/2062	2,607,360	221,005
Series 2020-170, Class IO, 0.886%, 11/16/2062	3,619,543	307,558

The accompanying notes are an integral part of the financial statements.	16

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2020-92, Class IO, 1.015%, 02/16/2062	$4,054,109	$350,736
		13,245,739
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $54,001,207)		$51,665,167
ASSET BACKED SECURITIES – 6.3%
Aegis Asset Backed Securities Trust Series 2004-3, Class M1 (1 month LIBOR + 0.900%) 1.048%, 09/25/2034 (B)	739,591	738,519
Amresco Residential Securities Corp. Mortgage Loan Trust Series 1998-1, Class A6 6.510%, 08/25/2027 (I)	9	10
AMSR Trust Series 2020-SFR4, Class A 1.355%, 11/17/2037 (D)	602,000	607,083
Applebee's Funding LLC
Series 2019-1A, Class A2I 4.194%, 06/07/2049 (D)	533,663	526,362
Series 2019-1A, Class A2II 4.723%, 06/07/2049 (D)	498,750	485,329
Arbys Funding LLC Series 2020-1A, Class A2 3.237%, 07/30/2050 (D)	509,723	520,840
ARL First LLC Series 2012-1A, Class A2 3.810%, 12/15/2042 (D)	900,000	931,745
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A 2.360%, 03/20/2026 (D)	446,000	465,011
Series 2020-1A, Class A 2.330%, 08/20/2026 (D)	333,000	343,657
Bojangles Issuer LLC Series 2020-1A, Class A2 3.832%, 10/20/2050 (D)	221,000	225,763
BRE Grand Islander Timeshare Issuer LLC Series 2019-A, Class A 3.280%, 09/26/2033 (D)	137,497	142,606
Capital One Multi-Asset Execution Trust Series 2016-A7, Class A7 (1 month LIBOR + 0.510%) 0.669%, 09/16/2024 (B)	3,123,000	3,135,986
CARS-DB4 LP
Series 2020-1A, Class A4 3.190%, 02/15/2050 (D)	999,583	1,030,078
Series 2020-1A, Class B1 4.170%, 02/15/2050 (D)	381,000	396,757
Centex Home Equity Loan Trust Series 2005-A, Class M4 (1 month LIBOR + 1.200%) 1.348%, 01/25/2035 (B)	156,736	149,090
CF Hippolyta LLC Series 2020-1, Class A1 1.690%, 07/15/2060 (D)	450,467	458,855
Chase Issuance Trust Series 2016-A3, Class A3 (1 month LIBOR + 0.550%) 0.709%, 06/15/2023 (B)	4,500,000	4,511,169
Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Citibank Credit Card Issuance Trust
Series 2017-A6, Class A6 (1 month LIBOR + 0.770%) 0.924%, 05/14/2029 (B)	$565,000	$565,730
Series 2017-A7, Class A7 (1 month LIBOR + 0.370%) 0.522%, 08/08/2024 (B)	3,000,000	3,013,154
CLI Funding VI LLC Series 2020-1A, Class A 2.080%, 09/18/2045 (D)	413,020	417,364
Conseco Finance Corp. Series 1996-10, Class M1 7.240%, 11/15/2028 (I)	96,374	99,408
ContiMortgage Home Equity Loan Trust Series 1995-2, Class A5 8.100%, 08/15/2025	5,828	5,412
CoreVest American Finance Trust Series 2019-3, Class A 2.705%, 10/15/2052 (D)	101,231	106,688
Credit-Based Asset Servicing & Securitization LLC Series 2006-MH1, Class B1 6.250%, 10/25/2036 (D)	2,560,000	2,667,475
CWABS Asset-Backed Certificates Trust Series 2004-10, Class AF5B 4.404%, 02/25/2035	29,214	29,191
DB Master Finance LLC
Series 2017-1A, Class A2I 3.629%, 11/20/2047 (D)	209,088	214,643
Series 2017-1A, Class A2II 4.030%, 11/20/2047 (D)	160,463	170,398
Series 2019-1A, Class A2I 3.787%, 05/20/2049 (D)	883,813	905,678
Domino's Pizza Master Issuer LLC
Series 2017-1A, Class A23 4.118%, 07/25/2047 (D)	601,400	644,280
Series 2017-1A, Class A2II 3.082%, 07/25/2047 (D)	970,000	975,180
Driven Brands Funding LLC Series 2020-2A, Class A2 3.237%, 01/20/2051 (D)	361,000	360,711
FirstKey Homes Trust
Series 2020-SFR1, Class A 1.339%, 09/17/2025 (D)	593,000	599,788
Series 2020-SFR2, Class A 1.266%, 10/19/2037 (D)	706,000	709,012
Five Guys Funding LLC Series 2017-1A, Class A2 4.600%, 07/25/2047 (D)	672,915	700,473
FOCUS Brands Funding LLC Series 2017-1A, Class A2I 3.857%, 04/30/2047 (D)	144,750	144,649
Ford Credit Auto Owner Trust Series 2020-1, Class A 2.040%, 08/15/2031 (D)	608,000	640,963
Ford Credit Floorplan Master Owner Trust Series 2020-2, Class A 1.060%, 09/15/2027	561,000	569,111
GMF Floorplan Owner Revolving Trust
Series 2019-2, Class A 2.900%, 04/15/2026 (D)	580,000	625,109
Series 2020-1, Class A 0.680%, 08/15/2025 (D)	266,000	267,573
Golub Capital Partners Funding Series 2020-1A, Class A2 3.208%, 01/22/2029 (D)	394,000	394,185

The accompanying notes are an integral part of the financial statements.	17

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Hilton Grand Vacations Trust
Series 2017-AA, Class A 2.660%, 12/26/2028 (D)	$241,274	$246,732
Series 2018-AA, Class A 3.540%, 02/25/2032 (D)	99,231	105,266
InSite Issuer LLC
Series 2016-1A, Class A 2.883%, 11/15/2046 (D)	750,000	774,196
Series 2016-1A, Class B 4.557%, 11/15/2046 (D)	500,000	531,668
Jack in the Box Funding LLC
Series 2019-1A, Class A23 4.970%, 08/25/2049 (D)	158,800	170,839
Series 2019-1A, Class A2I 3.982%, 08/25/2049 (D)	228,275	233,895
Laurel Road Prime Student Loan Trust Series 2019-A, Class A2FX 2.730%, 10/25/2048 (D)	102,244	104,626
Long Beach Mortgage Loan Trust Series 2004-1, Class M3 (1 month LIBOR + 1.050%) 1.198%, 02/25/2034 (B)	2,309	2,308
MelTel Land Funding LLC Series 2019-1A, Class A 3.768%, 04/15/2049 (D)	185,322	192,802
Mill City Mortgage Loan Trust Series 2018-3, Class A1 3.479%, 08/25/2058 (D)(I)	122,569	129,296
MVW Owner Trust
Series 2015-1A, Class A 2.520%, 12/20/2032 (D)	23,391	23,517
Series 2018-1A, Class A 3.450%, 01/21/2036 (D)	195,757	203,444
Navient Private Education Loan Trust Series 2016-AA, Class A2A 3.910%, 12/15/2045 (D)	132,649	139,264
Navient Private Education Refi Loan Trust Series 2019-FA, Class A2 2.600%, 08/15/2068 (D)	398,000	411,068
Navient Student Loan Trust Series 2020-2A, Class A1A 1.320%, 08/26/2069 (D)	321,681	322,177
NRZ Excess Spread-Collateralized Notes
Series 2018-FNT1, Class A 3.610%, 05/25/2023 (D)	127,140	127,379
Series 2018-FNT2, Class A 3.790%, 07/25/2054 (D)	104,272	104,392
Option One Mortgage Loan Trust Series 2004-1, Class M1 (1 month LIBOR + 0.900%) 1.048%, 01/25/2034 (B)	251,468	247,873
Oxford Finance Funding LLC Series 2019-1A, Class A2 4.459%, 02/15/2027 (D)	254,000	262,788
PFS Financing Corp. Series 2020-E, Class A 1.000%, 10/15/2025 (D)	342,000	344,451
Progress Residential Trust Series 2020-SFR1, Class A 1.732%, 04/17/2037 (D)	359,000	365,176
Renaissance Home Equity Loan Trust Series 2005-2, Class AF4 4.934%, 08/25/2035	102,983	106,664
Santander Revolving Auto Loan Trust Series 2019-A, Class A 2.510%, 01/26/2032 (D)	532,000	565,579
Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
SCF Equipment Leasing LLC Series 2019-1A, Class A2 3.230%, 10/20/2024 (D)	$69,024	$69,241
Sesac Finance LLC Series 2019-1, Class A2 5.216%, 07/25/2049 (D)	476,963	505,313
Sierra Timeshare Receivables Funding LLC Series 2019-1A, Class A 3.200%, 01/20/2036 (D)	99,747	103,411
SMB Private Education Loan Trust
Series 2015-C, Class A2A 2.750%, 07/15/2027 (D)	28,528	28,937
Series 2019-B, Class A2A 2.840%, 06/15/2037 (D)	526,000	555,441
Series 2020-PTA, Class A2A 1.600%, 09/15/2054 (D)	255,000	257,729
Sonic Capital LLC Series 2020-1A, Class A2I 3.845%, 01/20/2050 (D)	414,517	442,281
Sunbird Engine Finance LLC Series 2020-1A, Class A 3.671%, 02/15/2045 (D)	231,376	207,079
Taco Bell Funding LLC
Series 2016-1A, Class A2II 4.377%, 05/25/2046 (D)	675,500	679,323
Series 2018-1A, Class A2I 4.318%, 11/25/2048 (D)	492,940	499,984
TAL Advantage VII LLC Series 2020-1A, Class B 3.820%, 09/20/2045 (D)	486,875	491,537
Towd Point Mortgage Trust
Series 2015-1, Class A5 3.505%, 10/25/2053 (D)(I)	105,000	111,283
Series 2015-2, Class 1M2 3.567%, 11/25/2060 (D)(I)	175,000	184,895
Series 2015-6, Class M2 3.750%, 04/25/2055 (D)(I)	1,000,000	1,093,032
Series 2017-1, Class A1 2.750%, 10/25/2056 (D)(I)	162,111	166,148
Series 2017-2, Class A1 2.750%, 04/25/2057 (D)(I)	40,862	41,773
Series 2018-1, Class A1 3.000%, 01/25/2058 (D)(I)	117,622	122,241
Series 2018-3, Class A1 3.750%, 05/25/2058 (D)(I)	162,084	172,497
Series 2018-4, Class A1 3.000%, 06/25/2058 (D)(I)	372,024	394,815
Series 2018-5, Class A1A 3.250%, 07/25/2058 (D)(I)	62,323	65,202
Series 2018-6, Class A1A 3.750%, 03/25/2058 (D)(I)	380,236	400,781
Series 2019-1, Class A1 3.750%, 03/25/2058 (D)(I)	251,663	270,398
Series 2019-4, Class A1 2.900%, 10/25/2059 (D)(I)	363,925	384,141
Series 2020-4, Class A1 1.750%, 10/25/2060 (D)	363,490	371,726
Toyota Auto Loan Extended Note Trust
Series 2019-1A, Class A 2.560%, 11/25/2031 (D)	1,135,000	1,212,080
Series 2020-1A, Class A 1.350%, 05/25/2033 (D)	346,000	356,277
Tricon American Homes Trust Series 2020-SFR2, Class D 2.281%, 11/17/2039 (D)	500,000	493,239

The accompanying notes are an integral part of the financial statements.	18

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Triton Container Finance VIII LLC Series 2020-1A, Class A 2.110%, 09/20/2045 (D)	$820,191	$829,701
Vantage Data Centers LLC
Series 2020-1A, Class A2 1.645%, 09/15/2045 (D)	438,000	441,000
Series 2020-2A, Class A2 1.992%, 09/15/2045 (D)	292,000	293,784
VR Funding LLC Series 2020-1A, Class A 2.790%, 11/15/2050 (D)	605,332	581,814
VSE VOI Mortgage LLC Series 2017-A, Class A 2.330%, 03/20/2035 (D)	80,526	82,222
Westgate Resorts LLC Series 2017-1A, Class A 3.050%, 12/20/2030 (D)	97,258	97,598
Westlake Automobile Receivables Trust
Series 2019-1A, Class C 3.450%, 03/15/2024 (D)	190,000	193,857
Series 2019-2A, Class A2A 2.570%, 02/15/2023 (D)	205,982	206,892
Willis Engine Structured Trust V Series 2020-A, Class A 3.228%, 03/15/2045 (D)	153,372	131,056
TOTAL ASSET BACKED SECURITIES (Cost $46,575,107)		$47,749,163
COMMON STOCKS – 0.0%
Utilities – 0.0%
Dominion Energy, Inc.	550	55,182
TOTAL COMMON STOCKS (Cost $55,000)		$55,182
PREFERRED SECURITIES – 0.2%
Consumer staples – 0.0%
Ocean Spray Cranberries, Inc., 6.250% (D)	2,216	179,496
Financials – 0.0%
GMAC Capital Trust I (3 month LIBOR + 5.785%), 6.007% (B)	5,689	153,887
Wells Fargo & Company, 7.500%	55	83,485
		237,372
Information technology – 0.1%
Broadcom, Inc., 8.000%	277	394,024
Utilities – 0.1%
DTE Energy Company, 6.250%	669	32,206
NextEra Energy, Inc., 5.279%	5,300	269,452
The Southern Company, 6.750%	831	43,129
		344,787
TOTAL PREFERRED SECURITIES (Cost $1,024,803)		$1,155,679
SHORT-TERM INVESTMENTS – 12.6%
Short-term funds – 11.3%
John Hancock Collateral Trust, 0.1386% (K)(L)	249,710	2,498,620
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0300% (K)	82,693,307	82,693,307
		85,191,927
Active Bond Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement – 1.3%
Barclays Tri-Party Repurchase Agreement dated 12-31-20 at 0.050% to be repurchased at $6,176,034 on 1-4-21, collateralized by $6,116,600 U.S. Treasury Notes, 1.625% due 11-15-22 (valued at $6,299,578)	$6,176,000	$6,176,000
Repurchase Agreement with State Street Corp. dated 12-31-20 at 0.000% to be repurchased at $3,406,000 on 1-4-21, collateralized by $3,478,200 U.S. Treasury Bills, 0.000% due 12-30-21 (valued at $3,474,155)	3,406,000	3,406,000
		9,582,000
TOTAL SHORT-TERM INVESTMENTS (Cost $94,774,125)		$94,773,927
Total Investments (Active Bond Trust) (Cost $768,150,031) – 108.7%		$817,005,264
Other assets and liabilities, net – (8.7%)		(65,529,695)
TOTAL NET ASSETS – 100.0%		$751,475,569
Currency Abbreviations
ARS	Argentine Peso
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
GO	General Obligation
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	Non-income producing security.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $141,381,761 or 18.8% of the fund's net assets as of 12-31-20.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	All or a portion of this security is on loan as of 12-31-20.
(G)	Non-income producing - Issuer is in default.
(H)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(I)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(J)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.

The accompanying notes are an integral part of the financial statements.	19

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Active Bond Trust (continued)
(K)	The rate shown is the annualized seven-day yield as of 12-31-20.
(L)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
Core Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 53.8%
U.S. Government – 28.2%
U.S. Treasury Bonds
1.125%, 05/15/2040 to 08/15/2040	$41,354,000	$39,136,174
1.250%, 05/15/2050	2,621,000	2,372,415
1.375%, 11/15/2040 to 08/15/2050	20,067,000	18,926,239
1.625%, 11/15/2050	5,403,000	5,370,920
2.500%, 02/15/2045	2,632,000	3,132,903
2.875%, 05/15/2043	9,401,000	11,864,356
U.S. Treasury Notes
0.125%, 05/31/2022 to 12/15/2023	105,379,000	105,329,348
0.250%, 06/15/2023 to 09/30/2025	19,340,000	19,328,330
0.375%, 04/30/2025 to 12/31/2025	29,382,000	29,420,372
0.500%, 10/31/2027	1,986,000	1,969,553
0.625%, 12/31/2027	2,507,000	2,503,083
0.875%, 11/15/2030	11,681,000	11,635,371
1.375%, 01/31/2021 to 05/31/2021	34,186,000	34,294,212
2.250%, 04/30/2021	4,770,000	4,802,980
3.125%, 05/15/2021	4,453,000	4,501,705
		294,587,961
U.S. Government Agency – 25.6%
Federal Home Loan Mortgage Corp.
2.000%, 01/01/2036	1,567,000	1,638,596
3.000%, 02/01/2050	186,143	197,826
3.500%, 04/01/2049 to 11/01/2049	4,580,312	4,934,808
4.000%, 01/01/2035 to 07/01/2049	14,700,444	16,157,525
4.500%, 06/01/2039 to 08/01/2049	5,605,812	6,274,298
5.000%, 03/01/2049	2,603,693	2,968,032
Federal National Mortgage Association
2.000%, TBA (A)	47,600,000	49,413,093
2.000%, 01/01/2036	5,790,000	6,054,543
2.500%, 12/01/2035 to 10/01/2050	16,241,320	17,308,063
2.691%, (12 month LIBOR + 1.585%), 01/01/2046 (B)	2,249,058	2,335,927
2.763%, (12 month LIBOR + 1.579%), 06/01/2045 (B)	621,931	644,069
3.000%, 01/01/2043 to 02/01/2050	1,420,533	1,523,952
3.500%, 09/01/2032 to 11/01/2049	2,941,888	3,138,010
4.000%, 09/01/2033 to 12/01/2049	26,502,848	29,440,223
4.500%, 05/01/2034 to 01/01/2059	26,348,049	29,654,955
5.000%, 07/01/2044 to 11/01/2049	19,750,996	22,575,606
5.500%, 12/01/2048 to 06/01/2049	3,543,240	4,077,703
Government National Mortgage Association
2.000%, TBA (A)	21,000,000	21,946,007
2.500%, TBA (A)	9,400,000	9,923,486
3.500%, 01/20/2048	1,038,012	1,155,888
4.000%, 06/20/2047 to 07/20/2049	16,139,910	17,513,707
4.500%, 08/15/2047 to 05/20/2049	4,835,016	5,302,248
5.000%, 12/20/2039 to 03/20/2049	11,971,383	13,198,152
		267,376,717
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $557,877,866)		$561,964,678
Core Bond Trust (continued)
	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – 1.2%
Bermuda – 0.0%
Government of Bermuda 3.375%, 08/20/2050 (C)	$370,000	$398,675
Indonesia – 0.1%
Republic of Indonesia 4.450%, 04/15/2070 (D)	560,000	684,954
Israel – 0.0%
State of Israel 3.375%, 01/15/2050	303,000	334,973
Japan – 0.1%
Japan Bank for International Cooperation 1.750%, 10/17/2024	816,000	854,633
Mexico – 0.5%
Government of Mexico
2.659%, 05/24/2031	1,502,000	1,537,372
3.771%, 05/24/2061	295,000	307,243
3.900%, 04/27/2025 (D)	158,000	177,137
4.350%, 01/15/2047	400,000	456,000
4.500%, 04/22/2029	1,416,000	1,662,384
4.600%, 02/10/2048	387,000	453,761
4.750%, 03/08/2044	422,000	501,653
		5,095,550
Paraguay – 0.1%
Republic of Paraguay
4.950%, 04/28/2031 (C)	361,000	436,359
5.400%, 03/30/2050 (C)	447,000	565,455
		1,001,814
Peru – 0.1%
Republic of Peru
1.862%, 12/01/2032	324,000	326,592
2.392%, 01/23/2026	856,000	912,933
3.230%, 07/28/2121	129,000	128,678
		1,368,203
Philippines – 0.1%
Republic of the Philippines 2.650%, 12/10/2045	965,000	977,152
United Arab Emirates – 0.2%
Government of Abu Dhabi 2.500%, 04/16/2025 (C)	1,815,000	1,938,965
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $11,774,383)		$12,654,919
CORPORATE BONDS – 32.2%
Communication services – 2.7%
Activision Blizzard, Inc. 2.500%, 09/15/2050	394,000	384,317
Alphabet, Inc. 2.250%, 08/15/2060	454,000	437,900
AT&T, Inc.
1.650%, 02/01/2028	510,000	520,114
2.250%, 02/01/2032	677,000	686,373
2.300%, 06/01/2027	1,026,000	1,093,570
2.750%, 06/01/2031	1,026,000	1,096,078
3.000%, 06/30/2022	788,000	815,510
3.100%, 02/01/2043	161,000	162,838
3.300%, 02/01/2052	45,000	44,533
3.500%, 06/01/2041	340,000	366,036
3.500%, 09/15/2053 (C)	601,000	598,709
3.550%, 09/15/2055 (C)	506,000	503,309
3.650%, 09/15/2059 (C)	469,000	470,371
3.800%, 12/01/2057 (C)	610,000	633,547
3.850%, 06/01/2060	340,000	355,687
Charter Communications Operating LLC
4.464%, 07/23/2022	303,000	319,427

The accompanying notes are an integral part of the financial statements.	20

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Charter Communications Operating LLC (continued)
4.800%, 03/01/2050	$620,000	$739,774
Comcast Corp.
1.500%, 02/15/2031	606,000	601,753
1.950%, 01/15/2031	456,000	468,906
2.450%, 08/15/2052	280,000	272,166
3.750%, 04/01/2040	780,000	937,205
3.950%, 10/15/2025	226,000	259,593
4.150%, 10/15/2028	387,000	465,656
4.600%, 10/15/2038	783,000	1,030,470
The Walt Disney Company
3.500%, 05/13/2040	388,000	455,459
3.600%, 01/13/2051	348,000	421,603
3.800%, 05/13/2060	242,000	306,796
T-Mobile USA, Inc.
1.500%, 02/15/2026 (C)	851,000	871,313
2.050%, 02/15/2028 (C)	1,731,000	1,800,517
3.000%, 02/15/2041 (C)	147,000	152,398
3.500%, 04/15/2025 (C)	485,000	535,915
3.750%, 04/15/2027 (C)	1,055,000	1,201,434
Verizon Communications, Inc.
1.750%, 01/20/2031	1,201,000	1,194,269
2.650%, 11/20/2040	1,338,000	1,351,187
2.875%, 11/20/2050	324,000	326,117
3.000%, 03/22/2027 to 11/20/2060	472,000	507,143
3.500%, 11/01/2024	744,000	821,482
4.016%, 12/03/2029	383,000	454,263
4.272%, 01/15/2036	135,000	167,250
4.400%, 11/01/2034	667,000	831,789
4.522%, 09/15/2048	414,000	538,980
ViacomCBS, Inc.
4.200%, 05/19/2032	1,006,000	1,211,642
4.375%, 03/15/2043	94,000	110,890
4.600%, 01/15/2045	62,000	74,103
4.750%, 05/15/2025	527,000	611,718
4.950%, 05/19/2050	12,000	15,518
5.850%, 09/01/2043	222,000	308,383
Vodafone Group PLC 4.250%, 09/17/2050	606,000	750,648
		28,284,659
Consumer discretionary – 2.3%
Advance Auto Parts, Inc.
1.750%, 10/01/2027	663,000	673,050
3.900%, 04/15/2030	1,034,000	1,188,428
Amazon.com, Inc.
2.500%, 06/03/2050	372,000	385,200
2.700%, 06/03/2060	338,000	360,575
BorgWarner, Inc. 2.650%, 07/01/2027 (D)	710,000	763,144
General Motors Company 5.400%, 04/01/2048	641,000	806,013
General Motors Financial Company, Inc.
1.700%, 08/18/2023	1,055,000	1,082,096
2.700%, 08/20/2027	1,488,000	1,577,458
2.750%, 06/20/2025	988,000	1,056,262
5.200%, 03/20/2023	723,000	792,717
Harley-Davidson Financial Services, Inc. 3.350%, 06/08/2025 (C)	653,000	707,185
Hyundai Capital America
1.250%, 09/18/2023 (C)	497,000	502,855
1.800%, 10/15/2025 (C)	834,000	854,883
2.375%, 10/15/2027 (C)	497,000	520,871
Lowe's Companies, Inc. 1.700%, 10/15/2030	861,000	868,732
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Marriott International, Inc.
4.625%, 06/15/2030	$124,000	$145,437
5.750%, 05/01/2025	589,000	688,827
McDonald's Corp.
1.450%, 09/01/2025	247,000	256,086
2.125%, 03/01/2030	91,000	95,892
3.700%, 01/30/2026	488,000	555,752
NIKE, Inc. 3.375%, 03/27/2050	383,000	470,301
Nissan Motor Company, Ltd.
3.522%, 09/17/2025 (C)	283,000	303,391
4.345%, 09/17/2027 (C)	835,000	921,913
4.810%, 09/17/2030 (C)	376,000	423,678
O'Reilly Automotive, Inc.
1.750%, 03/15/2031	868,000	868,811
4.200%, 04/01/2030	330,000	397,326
Ralph Lauren Corp. 1.700%, 06/15/2022	551,000	561,007
Starbucks Corp.
1.300%, 05/07/2022	404,000	409,641
2.550%, 11/15/2030	353,000	381,642
3.350%, 03/12/2050	324,000	361,516
3.500%, 11/15/2050	702,000	805,633
The Home Depot, Inc.
2.700%, 04/15/2030	395,000	440,627
2.950%, 06/15/2029	181,000	205,640
3.125%, 12/15/2049	908,000	1,045,586
3.300%, 04/15/2040	131,000	154,180
3.350%, 04/15/2050	653,000	775,654
The Leland Stanford Junior University 1.289%, 06/01/2027	130,000	133,777
Time Warner Cable LLC 6.550%, 05/01/2037	219,000	300,304
Yale University
0.873%, 04/15/2025	570,000	578,883
1.482%, 04/15/2030	488,000	500,615
		23,921,588
Consumer staples – 1.8%
Altria Group, Inc.
2.350%, 05/06/2025	138,000	146,594
3.875%, 09/16/2046	278,000	293,183
4.450%, 05/06/2050	288,000	339,911
Anheuser-Busch Companies LLC
4.700%, 02/01/2036	902,000	1,144,102
4.900%, 02/01/2046	506,000	658,531
Anheuser-Busch InBev Worldwide, Inc.
3.750%, 07/15/2042	291,000	330,568
4.150%, 01/23/2025	672,000	765,162
4.375%, 04/15/2038	947,000	1,171,154
4.600%, 04/15/2048	852,000	1,076,371
Bacardi, Ltd.
4.700%, 05/15/2028 (C)	406,000	481,440
5.150%, 05/15/2038 (C)	274,000	350,107
5.300%, 05/15/2048 (C)(D)	411,000	569,220
BAT Capital Corp.
2.259%, 03/25/2028	35,000	36,316
2.726%, 03/25/2031	1,249,000	1,292,892
3.557%, 08/15/2027	637,000	709,015
4.700%, 04/02/2027	684,000	803,997
4.906%, 04/02/2030	173,000	208,827
BAT International Finance PLC 1.668%, 03/25/2026	1,071,000	1,096,036
Bunge, Ltd. Finance Corp.
1.630%, 08/17/2025	848,000	876,235
3.250%, 08/15/2026	861,000	956,631

The accompanying notes are an integral part of the financial statements.	21

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Bunge, Ltd. Finance Corp. (continued)
3.750%, 09/25/2027	$596,000	$679,346
Constellation Brands, Inc.
3.200%, 02/15/2023	156,000	164,838
3.700%, 12/06/2026	97,000	110,982
4.400%, 11/15/2025	46,000	53,401
Costco Wholesale Corp.
1.600%, 04/20/2030	1,926,000	1,972,463
1.750%, 04/20/2032	219,000	227,460
General Mills, Inc. 2.875%, 04/15/2030	230,000	254,886
Keurig Dr. Pepper, Inc. 3.800%, 05/01/2050	331,000	395,727
Mars, Inc. 1.625%, 07/16/2032 (C)	822,000	814,756
Sysco Corp. 6.600%, 04/01/2050	168,000	258,349
Walmart, Inc.
3.050%, 07/08/2026	299,000	336,537
4.050%, 06/29/2048	8,000	10,837
		18,585,874
Energy – 3.0%
Aker BP ASA
2.875%, 01/15/2026 (C)	882,000	899,904
4.000%, 01/15/2031 (C)	454,000	491,528
BP Capital Markets America, Inc.
1.749%, 08/10/2030	651,000	653,114
2.772%, 11/10/2050	781,000	771,202
3.194%, 04/06/2025	794,000	872,939
3.543%, 04/06/2027	799,000	908,975
Concho Resources, Inc. 2.400%, 02/15/2031	405,000	423,635
Devon Energy Corp.
5.000%, 06/15/2045	168,000	198,306
5.600%, 07/15/2041	257,000	313,913
5.850%, 12/15/2025	752,000	883,676
Diamondback Energy, Inc.
3.250%, 12/01/2026	987,000	1,053,542
3.500%, 12/01/2029	587,000	626,789
Ecopetrol SA 5.875%, 05/28/2045	374,000	452,727
Enbridge, Inc.
2.500%, 01/15/2025	1,512,000	1,618,649
3.125%, 11/15/2029	690,000	758,298
Energy Transfer Operating LP
3.600%, 02/01/2023	81,000	84,853
4.050%, 03/15/2025	1,534,000	1,682,481
4.200%, 04/15/2027	240,000	264,357
4.250%, 03/15/2023	467,000	496,230
4.500%, 11/01/2023 to 04/15/2024	310,000	336,614
4.750%, 01/15/2026	225,000	254,525
5.500%, 06/01/2027	233,000	274,484
6.000%, 06/15/2048	129,000	153,318
6.050%, 06/01/2041	147,000	171,963
Enterprise Products Operating LLC
3.700%, 01/31/2051	298,000	327,442
3.950%, 01/31/2060	330,000	364,563
Equinor ASA
1.750%, 01/22/2026	400,000	420,096
3.250%, 11/18/2049	234,000	259,563
FEL Energy VI Sarl 5.750%, 12/01/2040 (C)	329,000	350,155
Galaxy Pipeline Assets Bidco, Ltd.
1.750%, 09/30/2027 (C)	974,000	988,625
2.625%, 03/31/2036 (C)	459,000	476,135
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Gray Oak Pipeline LLC 2.600%, 10/15/2025 (C)	$342,000	$352,413
HollyFrontier Corp. 2.625%, 10/01/2023	345,000	352,567
Marathon Oil Corp.
3.850%, 06/01/2025	202,000	216,491
4.400%, 07/15/2027	845,000	938,983
5.200%, 06/01/2045	166,000	190,120
6.800%, 03/15/2032	159,000	195,723
MPLX LP
1.750%, 03/01/2026	507,000	524,574
2.650%, 08/15/2030	682,000	714,350
Oleoducto Central SA 4.000%, 07/14/2027 (C)	246,000	267,035
ONEOK, Inc.
3.100%, 03/15/2030	64,000	68,143
3.400%, 09/01/2029	150,000	160,454
Petroleos Mexicanos
2.378%, 04/15/2025	618,750	644,539
2.460%, 12/15/2025	1,620,500	1,696,577
Pioneer Natural Resources Company 1.900%, 08/15/2030	855,000	846,461
Plains All American Pipeline LP
3.550%, 12/15/2029	1,483,000	1,551,193
4.900%, 02/15/2045	138,000	146,256
Saudi Arabian Oil Company
1.625%, 11/24/2025 (C)(D)	503,000	515,322
2.250%, 11/24/2030 (C)	503,000	511,933
Suncor Energy, Inc. 3.100%, 05/15/2025	676,000	740,290
Sunoco Logistics Partners Operations LP
3.450%, 01/15/2023	78,000	81,366
4.000%, 10/01/2027	353,000	386,126
4.250%, 04/01/2024	207,000	224,106
The Williams Companies, Inc. 3.900%, 01/15/2025	225,000	249,426
Total Capital International SA 3.127%, 05/29/2050	497,000	537,612
Transcontinental Gas Pipe Line Company LLC
3.250%, 05/15/2030	336,000	376,317
3.950%, 05/15/2050	538,000	607,462
Valero Energy Corp. 1.200%, 03/15/2024	326,000	328,962
		31,257,402
Financials – 9.4%
Ally Financial, Inc.
1.450%, 10/02/2023	1,324,000	1,351,471
5.125%, 09/30/2024	1,057,000	1,218,344
5.750%, 11/20/2025	1,141,000	1,328,127
American International Group, Inc.
3.400%, 06/30/2030	718,000	822,183
4.200%, 04/01/2028	479,000	568,445
4.375%, 06/30/2050	424,000	554,197
4.750%, 04/01/2048	661,000	880,466
Arch Capital Group, Ltd. 3.635%, 06/30/2050	422,000	490,216
Ares Capital Corp. 3.875%, 01/15/2026	531,000	575,257
Asian Development Bank 0.625%, 04/07/2022	1,229,000	1,235,604
Athene Holding, Ltd.
3.500%, 01/15/2031	240,000	253,486
4.125%, 01/12/2028	644,000	717,402
6.150%, 04/03/2030	501,000	622,953

The accompanying notes are an integral part of the financial statements.	22

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Banco Santander SA
2.746%, 05/28/2025	$600,000	$640,386
2.749%, 12/03/2030	400,000	412,826
3.490%, 05/28/2030	200,000	224,293
Bank of America Corp. 3.500%, 04/19/2026	161,000	182,423
Bank of America Corp. (0.810% to 10-24-23, then SOFR + 0.740%) 10/24/2024	1,711,000	1,726,861
Bank of America Corp. (0.981% to 9-25-24, then SOFR + 0.910%) 09/25/2025	1,441,000	1,456,420
Bank of America Corp. (1.197% to 10-24-25, then SOFR + 1.010%) 10/24/2026	3,150,000	3,191,210
Bank of America Corp. (1.319% to 6-19-25, then SOFR + 1.150%) 06/19/2026	1,439,000	1,469,389
Bank of America Corp. (1.898% to 7-23-30, then SOFR + 1.530%) 07/23/2031	1,460,000	1,474,244
Bank of America Corp. (1.922% to 10-24-30, then SOFR + 1.370%) 10/24/2031	534,000	540,739
Bank of America Corp. (2.015% to 2-13-25, then 3 month LIBOR + 0.640%) 02/13/2026	163,000	170,798
Bank of America Corp. (2.456% to 10-22-24, then 3 month LIBOR + 0.870%) 10/22/2025	884,000	942,204
Bank of America Corp. (2.496% to 2-13-30, then 3 month LIBOR + 0.990%) 02/13/2031	897,000	952,157
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%) 04/29/2031	1,031,000	1,104,810
Bank of America Corp. (3.004% to 12-20-22, then 3 month LIBOR + 0.790%) 12/20/2023	1,695,000	1,784,837
Bank of America Corp. (3.093% to 10-1-24, then 3 month LIBOR + 1.090%) 10/01/2025	1,211,000	1,310,703
Bank of America Corp. (3.419% to 12-20-27, then 3 month LIBOR + 1.040%) 12/20/2028	1,621,000	1,832,790
Barclays PLC (1.007% to 12-10-23, then 1 Year CMT + 0.800%) 12/10/2024	1,281,000	1,289,567
Barclays PLC (3.564% to 9-23-30, then 5 Year CMT + 2.900%) 09/23/2035	696,000	754,144
Barclays PLC (5.088% to 6-20-29, then 3 month LIBOR + 3.054%) 06/20/2030	393,000	471,216
Brighthouse Financial, Inc. 4.700%, 06/22/2047	779,000	821,621
Brookfield Finance, Inc. 4.350%, 04/15/2030	162,000	193,902
CI Financial Corp. 3.200%, 12/17/2030	401,000	410,480
Citigroup, Inc. 3.200%, 10/21/2026	830,000	927,327
Citigroup, Inc. (0.776% to 10-30-23, then SOFR + 0.686%) 10/30/2024	1,097,000	1,104,035
Credit Suisse Group AG 3.800%, 06/09/2023	535,000	576,154
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Credit Suisse Group AG (2.193% to 6-5-25, then SOFR + 2.044%) 06/05/2026 (C)	$1,224,000	$1,278,884
Credit Suisse Group AG (2.593% to 9-11-24, then SOFR + 1.560%) 09/11/2025 (C)	250,000	263,024
Credit Suisse Group AG (2.997% to 12-14-22, then 3 month LIBOR + 1.200%) 12/14/2023 (C)	593,000	620,009
Credit Suisse Group AG (4.194% to 4-1-30, then SOFR + 3.730%) 04/01/2031 (C)	1,434,000	1,685,832
Danske Bank A/S 5.000%, 01/12/2022 (C)	796,000	830,974
Danske Bank A/S (1.171% to 12-8-22, then 1 Year CMT + 1.030%) 12/08/2023 (C)	1,313,000	1,318,862
Danske Bank A/S (3.001% to 9-20-21, then 3 month LIBOR + 1.249%) 09/20/2022 (C)	1,554,000	1,578,556
Danske Bank A/S (3.244% to 12-20-24, then 3 month LIBOR + 1.591%) 12/20/2025 (C)	1,448,000	1,549,216
Deutsche Bank AG (2.129% to 11-24-25, then SOFR + 1.870%) 11/24/2026	977,000	999,213
Deutsche Bank AG (2.222% to 9-18-23, then SOFR + 2.159%) 09/18/2024	665,000	684,063
Element Fleet Management Corp. 3.850%, 06/15/2025 (C)	653,000	695,873
Franklin Resources, Inc. 1.600%, 10/30/2030	773,000	768,645
FS KKR Capital Corp. 3.400%, 01/15/2026	1,115,000	1,108,083
GE Capital Funding LLC
3.450%, 05/15/2025 (C)	382,000	421,619
4.400%, 05/15/2030 (C)	817,000	962,612
GE Capital International Funding Company 4.418%, 11/15/2035	1,050,000	1,252,064
Golub Capital BDC, Inc. 3.375%, 04/15/2024	1,641,000	1,670,272
HSBC Holdings PLC (1.589% to 5-24-26, then SOFR + 1.290%) 05/24/2027	1,861,000	1,892,013
HSBC Holdings PLC (1.645% to 4-18-25, then SOFR + 1.538%) 04/18/2026	1,439,000	1,471,461
HSBC Holdings PLC (2.013% to 9-22-27, then SOFR + 1.732%) 09/22/2028	1,640,000	1,678,181
Inter-American Development Bank 0.875%, 04/03/2025	1,262,000	1,286,185
Intercontinental Exchange, Inc.
1.850%, 09/15/2032	682,000	687,515
2.650%, 09/15/2040	238,000	244,060
JPMorgan Chase & Co. (1.045% to 11-19-25, then SOFR + 0.800%) 11/19/2026	1,781,000	1,800,713
JPMorgan Chase & Co. (1.764% to 11-19-30, then SOFR + 1.105%) 11/19/2031	977,000	986,369
JPMorgan Chase & Co. (2.182% to 6-1-27, then SOFR + 1.890%) 06/01/2028	978,000	1,037,693

The accompanying notes are an integral part of the financial statements.	23

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Co. (2.956% to 5-13-30, then SOFR + 2.515%) 05/13/2031	$336,000	$368,335
Landwirtschaftliche Rentenbank 0.500%, 05/27/2025	1,957,000	1,963,301
Morgan Stanley
3.625%, 01/20/2027	863,000	990,180
4.000%, 07/23/2025	1,138,000	1,302,609
Morgan Stanley (0.560% to 11-10-22, then SOFR + 0.466%) 11/10/2023	1,141,000	1,143,601
Morgan Stanley (0.864% to 10-21-24, then SOFR + 0.745%) 10/21/2025	1,151,000	1,160,251
Morgan Stanley (0.985% to 12-10-25, then SOFR + 0.720%) 12/10/2026	1,625,000	1,636,572
Morgan Stanley (1.794% to 2-13-31, then SOFR + 1.034%) 02/13/2032	1,957,000	1,967,912
Morgan Stanley (2.188% to 4-28-25, then SOFR + 1.990%) 04/28/2026	163,000	172,133
Morgan Stanley (3.622% to 4-1-30, then SOFR + 3.120%) 04/01/2031	119,000	138,189
National Australia Bank, Ltd. 2.332%, 08/21/2030 (C)	905,000	919,522
Nationwide Financial Services, Inc. 3.900%, 11/30/2049 (C)	768,000	853,837
Nationwide Mutual Insurance Company 4.350%, 04/30/2050 (C)	426,000	499,585
Natwest Group PLC (3.073% to 5-22-27, then 1 Year CMT + 2.550%) 05/22/2028	507,000	550,061
NatWest Group PLC (3.754% to 11-1-24, then 5 Year CMT + 2.100%) 11/01/2029	509,000	541,668
Nomura Holdings, Inc.
2.679%, 07/16/2030	483,000	511,048
3.103%, 01/16/2030	1,251,000	1,366,855
Owl Rock Capital Corp. 3.400%, 07/15/2026	645,000	653,755
Santander Holdings USA, Inc.
3.244%, 10/05/2026	733,000	799,357
3.400%, 01/18/2023	233,000	244,727
3.450%, 06/02/2025	1,372,000	1,500,310
4.400%, 07/13/2027	367,000	419,271
4.500%, 07/17/2025	73,000	82,807
Santander UK Group Holdings PLC (1.532% to 8-21-25, then 1 Year CMT + 1.250%) 08/21/2026	2,083,000	2,113,950
Scentre Group Trust 1 3.625%, 01/28/2026 (C)	503,000	553,339
Societe Generale SA (1.488% to 12-14-25, then 1 Year CMT + 1.100%) 12/14/2026 (C)	1,613,000	1,625,812
Societe Generale SA (3.653% to 7-8-30, then 5 Year CMT + 3.000%) 07/08/2035 (C)	427,000	462,146
Svensk Exportkredit AB 0.750%, 04/06/2023 (D)	1,696,000	1,713,740
The Andrew W. Mellon Foundation 0.947%, 08/01/2027	389,000	388,586
The Charles Schwab Corp. 1.650%, 03/11/2031	324,000	326,853
The Goldman Sachs Group, Inc. 6.750%, 10/01/2037	540,000	825,378
The Goldman Sachs Group, Inc. (0.627% to 11-17-22, then SOFR + 0.538%) 11/17/2023	2,652,000	2,662,630
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The Goldman Sachs Group, Inc. (1.093% to 12-9-25, then SOFR + 0.789%) 12/09/2026	$648,000	$654,507
Trust Fibra Uno
4.869%, 01/15/2030 (C)	400,000	455,404
6.390%, 01/15/2050 (C)	325,000	380,738
Westpac Banking Corp. (2.668% to 11-15-30, then 5 Year CMT + 1.750%) 11/15/2035	1,131,000	1,165,111
		98,469,758
Health care – 3.6%
AbbVie, Inc.
2.300%, 11/21/2022	995,000	1,031,530
2.950%, 11/21/2026	318,000	351,763
3.200%, 11/21/2029	1,348,000	1,509,933
3.750%, 11/14/2023	88,000	95,948
3.800%, 03/15/2025	1,328,000	1,481,239
4.050%, 11/21/2039	369,000	445,197
4.250%, 11/14/2028 to 11/21/2049	1,525,000	1,898,704
4.300%, 05/14/2036	230,000	282,860
4.450%, 05/14/2046	234,000	297,223
Aetna, Inc. 3.875%, 08/15/2047	252,000	300,049
Amgen, Inc. 3.150%, 02/21/2040	114,000	125,321
Anthem, Inc. 2.250%, 05/15/2030	1,493,000	1,584,881
Bristol-Myers Squibb Company
0.750%, 11/13/2025	682,000	686,509
1.125%, 11/13/2027	1,024,000	1,033,867
1.450%, 11/13/2030	1,195,000	1,200,287
2.350%, 11/13/2040	256,000	263,065
2.550%, 11/13/2050	785,000	801,378
3.400%, 07/26/2029	416,000	484,092
3.450%, 11/15/2027	459,000	529,293
3.900%, 02/20/2028	493,000	583,468
4.250%, 10/26/2049	259,000	350,178
4.350%, 11/15/2047	153,000	205,159
Cigna Corp.
3.400%, 09/17/2021	702,000	717,086
3.875%, 10/15/2047	511,000	604,276
CVS Health Corp.
1.750%, 08/21/2030	165,000	165,880
2.700%, 08/21/2040	503,000	508,124
3.000%, 08/15/2026	343,000	379,841
3.700%, 03/09/2023	116,000	124,175
4.300%, 03/25/2028	458,000	545,154
4.780%, 03/25/2038	245,000	309,158
Danaher Corp.
2.600%, 10/01/2050	407,000	421,740
3.350%, 09/15/2025	318,000	355,939
DH Europe Finance II Sarl
2.050%, 11/15/2022	507,000	522,956
2.200%, 11/15/2024	874,000	926,127
2.600%, 11/15/2029	648,000	708,322
3.400%, 11/15/2049	6,000	7,111
Eli Lilly & Company 2.250%, 05/15/2050	482,000	472,785
Gilead Sciences, Inc.
1.200%, 10/01/2027	517,000	520,338
1.650%, 10/01/2030	517,000	518,382
2.600%, 10/01/2040	552,000	556,475
2.800%, 10/01/2050	243,000	240,742
HCA, Inc.
5.125%, 06/15/2039	175,000	223,655

The accompanying notes are an integral part of the financial statements.	24

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
HCA, Inc. (continued)
5.250%, 06/15/2049	$168,000	$221,540
Johnson & Johnson 2.100%, 09/01/2040	116,000	116,703
Merck & Company, Inc.
2.350%, 06/24/2040	231,000	238,675
2.450%, 06/24/2050	68,000	70,261
3.700%, 02/10/2045	221,000	275,881
Perrigo Finance Unlimited Company
3.150%, 06/15/2030	537,000	573,617
4.900%, 12/15/2044	274,000	305,574
Pfizer, Inc. 2.800%, 03/11/2022	305,000	314,151
Regeneron Pharmaceuticals, Inc.
1.750%, 09/15/2030	1,864,000	1,834,468
2.800%, 09/15/2050	394,000	381,398
Royalty Pharma PLC
0.750%, 09/02/2023 (C)	166,000	166,782
1.200%, 09/02/2025 (C)	166,000	168,502
3.550%, 09/02/2050 (C)	430,000	458,130
Shire Acquisitions Investments Ireland DAC 2.875%, 09/23/2023	663,000	703,018
Stryker Corp.
1.150%, 06/15/2025	682,000	695,725
1.950%, 06/15/2030	301,000	309,543
2.900%, 06/15/2050	479,000	507,373
Takeda Pharmaceutical Company, Ltd.
2.050%, 03/31/2030	1,231,000	1,258,798
3.175%, 07/09/2050	782,000	831,924
4.400%, 11/26/2023	578,000	640,274
Thermo Fisher Scientific, Inc. 4.497%, 03/25/2030	1,192,000	1,488,974
UnitedHealth Group, Inc.
2.750%, 05/15/2040	244,000	264,253
3.500%, 08/15/2039	111,000	131,870
3.700%, 12/15/2025	343,000	393,537
3.750%, 10/15/2047	273,000	338,532
3.875%, 08/15/2059	174,000	224,791
		37,284,504
Industrials – 2.4%
Adani International Container Terminal Pvt, Ltd. 3.000%, 02/16/2031 (C)	282,000	282,696
Adani Ports & Special Economic Zone, Ltd. 4.200%, 08/04/2027 (C)	583,000	624,428
AerCap Ireland Capital DAC
3.150%, 02/15/2024	664,000	695,838
3.500%, 05/26/2022	308,000	318,618
3.950%, 02/01/2022	191,000	196,395
4.625%, 07/01/2022	162,000	170,468
4.875%, 01/16/2024	321,000	350,334
6.500%, 07/15/2025	650,000	776,894
Aviation Capital Group LLC 5.500%, 12/15/2024 (C)	850,000	940,848
Crowley Conro LLC 4.181%, 08/15/2043	521,186	623,536
CSX Corp.
2.500%, 05/15/2051	227,000	224,537
4.300%, 03/01/2048	40,000	51,292
4.750%, 11/15/2048	220,000	301,267
Deere & Company 3.750%, 04/15/2050	259,000	334,973
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Delta Air Lines, Inc.
4.500%, 10/20/2025 (C)	$1,295,000	$1,383,961
4.750%, 10/20/2028 (C)	775,000	845,609
General Electric Company
3.450%, 05/01/2027	951,000	1,073,428
3.625%, 05/01/2030	487,000	556,296
4.350%, 05/01/2050	256,000	310,801
5.875%, 01/14/2038	53,000	71,750
Highwoods Realty LP 2.600%, 02/01/2031	282,000	287,494
Hutama Karya Persero PT 3.750%, 05/11/2030 (C)	376,000	420,180
John Deere Capital Corp.
0.550%, 07/05/2022	977,000	981,717
1.200%, 04/06/2023	752,000	766,971
Northrop Grumman Corp.
2.550%, 10/15/2022	1,008,000	1,046,900
2.930%, 01/15/2025	45,000	48,936
3.250%, 08/01/2023 to 01/15/2028	1,506,000	1,650,919
4.030%, 10/15/2047	330,000	413,358
5.150%, 05/01/2040	497,000	686,073
Raytheon Technologies Corp.
3.650%, 08/16/2023	64,000	68,998
3.950%, 08/16/2025	458,000	525,185
4.450%, 11/16/2038	426,000	536,498
Republic Services, Inc. 1.750%, 02/15/2032	684,000	685,190
Southwest Airlines Company
4.750%, 05/04/2023	684,000	743,385
5.125%, 06/15/2027	1,022,000	1,215,324
The Boeing Company
3.250%, 02/01/2028	690,000	739,181
3.625%, 02/01/2031	529,000	579,528
3.750%, 02/01/2050	361,000	378,968
5.805%, 05/01/2050	215,000	296,539
Union Pacific Corp.
2.150%, 02/05/2027	505,000	535,583
2.400%, 02/05/2030	625,000	672,463
2.950%, 03/01/2022	567,000	584,541
2.973%, 09/16/2062 (C)	83,000	86,498
3.150%, 03/01/2024	270,000	292,074
3.250%, 02/05/2050	803,000	913,703
3.750%, 02/05/2070	101,000	121,877
Waste Management, Inc. 2.500%, 11/15/2050	163,000	164,356
		25,576,408
Information technology – 2.3%
Apple, Inc.
2.550%, 08/20/2060	747,000	766,416
2.650%, 05/11/2050	786,000	832,563
4.250%, 02/09/2047	230,000	313,368
Broadcom Corp. 3.875%, 01/15/2027	772,000	867,442
Broadcom, Inc.
3.150%, 11/15/2025	1,788,000	1,950,914
4.150%, 11/15/2030	1,013,000	1,170,992
4.250%, 04/15/2026	547,000	626,584
4.700%, 04/15/2025	803,000	920,041
Dell International LLC
4.900%, 10/01/2026 (C)	162,000	191,250
5.300%, 10/01/2029 (C)	326,000	399,243
6.100%, 07/15/2027 (C)	324,000	402,581
Fiserv, Inc.
3.200%, 07/01/2026	547,000	612,593
3.500%, 07/01/2029	158,000	180,326

The accompanying notes are an integral part of the financial statements.	25

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Flex, Ltd. 4.875%, 05/12/2030	$855,000	$1,027,494
HP, Inc. 2.200%, 06/17/2025	1,026,000	1,086,047
IBM Corp.
3.300%, 05/15/2026	210,000	237,234
4.150%, 05/15/2039	100,000	126,443
Intel Corp. 4.600%, 03/25/2040	81,000	106,796
KLA Corp. 3.300%, 03/01/2050	433,000	487,709
Micron Technology, Inc. 2.497%, 04/24/2023	1,009,000	1,051,333
Microsoft Corp.
2.675%, 06/01/2060	252,000	272,436
4.100%, 02/06/2037	321,000	420,795
NVIDIA Corp.
2.850%, 04/01/2030	176,000	197,883
3.500%, 04/01/2050	1,379,000	1,669,731
NXP BV
3.150%, 05/01/2027 (C)	548,000	603,962
3.875%, 06/18/2026 (C)	1,301,000	1,489,382
4.300%, 06/18/2029 (C)	426,000	507,478
Oracle Corp.
2.625%, 02/15/2023	421,000	440,643
2.800%, 04/01/2027	974,000	1,073,783
2.950%, 11/15/2024	225,000	244,749
3.800%, 11/15/2037	230,000	277,464
3.850%, 04/01/2060	537,000	658,948
4.000%, 11/15/2047	489,000	603,081
PayPal Holdings, Inc.
1.350%, 06/01/2023	879,000	899,964
1.650%, 06/01/2025	1,234,000	1,289,000
Texas Instruments, Inc. 1.375%, 03/12/2025	403,000	417,859
		24,424,527
Materials – 0.9%
Barrick North America Finance LLC 5.700%, 05/30/2041	196,000	283,212
LYB International Finance III LLC
1.250%, 10/01/2025	378,000	384,537
2.250%, 10/01/2030	164,000	169,359
3.375%, 10/01/2040	803,000	856,847
3.625%, 04/01/2051	300,000	327,224
Newmont Corp. 2.250%, 10/01/2030	2,172,000	2,284,574
Nucor Corp.
2.000%, 06/01/2025	339,000	358,936
2.700%, 06/01/2030	436,000	479,178
Nutrien, Ltd. 5.000%, 04/01/2049	329,000	454,248
Nutrition & Biosciences, Inc. 1.230%, 10/01/2025 (C)	180,000	181,871
Reliance Steel & Aluminum Company
1.300%, 08/15/2025	268,000	272,142
2.150%, 08/15/2030	697,000	715,712
Teck Resources, Ltd.
5.200%, 03/01/2042	249,000	283,956
6.125%, 10/01/2035	150,000	193,289
6.250%, 07/15/2041	399,000	509,496
The Dow Chemical Company
2.100%, 11/15/2030	978,000	1,002,901
3.600%, 11/15/2050	182,000	204,113
4.375%, 11/15/2042	163,000	199,348
		9,160,943
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate – 1.2%
Agree LP 2.900%, 10/01/2030	$237,000	$251,624
Crown Castle International Corp.
3.300%, 07/01/2030	272,000	304,281
4.000%, 03/01/2027	159,000	182,544
Equinix, Inc.
2.625%, 11/18/2024	429,000	458,529
2.900%, 11/18/2026	897,000	980,770
Federal Realty Investment Trust 3.950%, 01/15/2024	506,000	550,118
GLP Capital LP
4.000%, 01/15/2030	263,000	285,686
5.300%, 01/15/2029	322,000	374,686
Healthpeak Properties, Inc. 2.875%, 01/15/2031	279,000	300,525
Kimco Realty Corp. 1.900%, 03/01/2028	338,000	348,631
Mid-America Apartments LP
1.700%, 02/15/2031	300,000	298,710
3.600%, 06/01/2027	49,000	55,409
3.750%, 06/15/2024	749,000	815,806
3.950%, 03/15/2029	320,000	374,941
4.000%, 11/15/2025	390,000	441,451
4.300%, 10/15/2023	326,000	355,537
Realty Income Corp. 3.250%, 01/15/2031	319,000	361,422
Regency Centers LP 2.950%, 09/15/2029	694,000	741,410
Spirit Realty LP
3.200%, 02/15/2031	755,000	801,854
3.400%, 01/15/2030	383,000	415,163
4.000%, 07/15/2029	184,000	207,067
4.450%, 09/15/2026	39,000	44,033
STORE Capital Corp.
2.750%, 11/18/2030	565,000	574,272
4.500%, 03/15/2028	1,205,000	1,371,222
4.625%, 03/15/2029	406,000	470,778
VEREIT Operating Partnership LP
2.200%, 06/15/2028	342,000	349,543
2.850%, 12/15/2032	239,000	249,745
3.400%, 01/15/2028	338,000	372,970
		12,338,727
Utilities – 2.6%
Black Hills Corp.
3.050%, 10/15/2029	391,000	426,115
3.875%, 10/15/2049	286,000	333,966
CenterPoint Energy Houston Electric LLC 2.900%, 07/01/2050	154,000	166,768
CenterPoint Energy Resources Corp. 4.100%, 09/01/2047	313,000	383,063
CenterPoint Energy, Inc.
2.500%, 09/01/2022 to 09/01/2024	760,000	806,168
2.950%, 03/01/2030	271,000	294,809
Consumers Energy Company 2.500%, 05/01/2060	270,000	270,664
Dominion Energy, Inc. 2.000%, 08/15/2021	448,000	451,741
DTE Electric Company 2.950%, 03/01/2050	705,000	784,024
DTE Energy Company
1.050%, 06/01/2025	650,000	657,164
2.529%, 10/01/2024	86,000	91,617
2.950%, 03/01/2030	426,000	464,783
3.800%, 03/15/2027	643,000	738,400

The accompanying notes are an integral part of the financial statements.	26

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Duke Energy Corp. 1.800%, 09/01/2021	$672,000	$677,818
Duke Energy Progress LLC 2.500%, 08/15/2050	389,000	390,904
Entergy Arkansas LLC 2.650%, 06/15/2051	427,000	436,627
Entergy Texas, Inc. 1.750%, 03/15/2031	431,000	431,743
Evergy Kansas Central, Inc. 3.450%, 04/15/2050	697,000	819,107
Evergy Metro, Inc. 2.250%, 06/01/2030	418,000	442,613
Evergy, Inc.
2.450%, 09/15/2024	596,000	631,866
2.900%, 09/15/2029	423,000	463,432
Exelon Corp. 4.700%, 04/15/2050	619,000	821,700
Interstate Power & Light Company 3.500%, 09/30/2049	244,000	279,994
ITC Holdings Corp. 2.700%, 11/15/2022	645,000	671,170
Metropolitan Edison Company 4.300%, 01/15/2029 (C)	713,000	806,589
MidAmerican Energy Company 3.650%, 08/01/2048	338,000	412,529
Mississippi Power Company
3.950%, 03/30/2028	786,000	915,768
4.250%, 03/15/2042	472,000	567,997
NextEra Energy Capital Holdings, Inc.
2.250%, 06/01/2030	521,000	545,924
2.750%, 05/01/2025	514,000	555,952
Pacific Gas & Electric Company
2.100%, 08/01/2027	939,000	952,852
2.500%, 02/01/2031	879,000	880,458
3.150%, 01/01/2026 (D)	227,000	241,793
3.300%, 12/01/2027 (E)	834,000	890,160
3.300%, 08/01/2040 (D)	214,000	213,077
3.950%, 12/01/2047 (E)	517,000	534,165
4.500%, 07/01/2040	163,000	181,590
4.550%, 07/01/2030	713,000	811,761
Pennsylvania Electric Company 3.250%, 03/15/2028 (C)	270,000	287,704
PPL Capital Funding, Inc.
3.100%, 05/15/2026	775,000	855,032
3.400%, 06/01/2023	91,000	96,636
4.125%, 04/15/2030	829,000	991,212
5.000%, 03/15/2044	259,000	333,895
Public Service Electric & Gas Company
2.050%, 08/01/2050	132,000	123,809
2.700%, 05/01/2050	708,000	746,923
Southern California Edison Company
2.850%, 08/01/2029 (D)	326,000	354,514
4.125%, 03/01/2048	357,000	425,205
4.650%, 10/01/2043	153,000	189,317
Southern Company Gas Capital Corp. 1.750%, 01/15/2031	651,000	654,668
The AES Corp. 1.375%, 01/15/2026 (C)	687,000	692,971
Trans-Allegheny Interstate Line Company 3.850%, 06/01/2025 (C)	225,000	245,705
Virginia Electric and Power Company 2.450%, 12/15/2050	291,000	291,381
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
WEC Energy Group, Inc. 1.375%, 10/15/2027 (D)	$716,000	$727,495
		27,463,338
TOTAL CORPORATE BONDS (Cost $317,473,636)		$336,767,728
MUNICIPAL BONDS – 0.5%
Board of Regents of the University of Texas 2.439%, 08/15/2049	285,000	289,190
County of Clark Department of Aviation (Nevada) 6.820%, 07/01/2045	750,000	1,243,455
Los Angeles Community College District (California) 6.750%, 08/01/2049	345,000	619,986
North Texas Tollway Authority 6.718%, 01/01/2049	697,000	1,208,696
Port Authority of New York & New Jersey 4.458%, 10/01/2062	571,000	759,624
The Ohio State University 4.800%, 06/01/2111	464,000	674,647
TOTAL MUNICIPAL BONDS (Cost $4,014,168)		$4,795,598
COLLATERALIZED MORTGAGE OBLIGATIONS – 7.7%
Commercial and residential – 3.7%
Angel Oak Mortgage Trust LLC
Series 2019-2, Class A1, 3.628%, 03/25/2049 (C)(F)	331,843	339,384
Series 2020-2, Class A1A, 2.531%, 01/26/2065 (C)(F)	413,046	423,858
Series 2020-5, Class A1, 1.373%, 05/25/2065 (C)(F)	366,460	369,009
Benchmark Mortgage Trust
Series 2018-B1, Class ASB, 3.602%, 01/15/2051 (F)	127,000	142,256
Series 2020-B22, Class A5, 1.973%, 01/15/2054	831,000	858,623
Bunker Hill Loan Depositary Trust
Series 2019-1, Class A1, 3.613%, 10/26/2048 (C)	456,564	461,438
Series 2019-2, Class A1, 2.879%, 07/25/2049 (C)	815,480	839,963
CD Mortgage Trust
Series 2017-CD4, Class ASB, 3.317%, 05/10/2050	508,000	555,518
Series 2017-CD6, Class ASB, 3.332%, 11/13/2050	1,197,000	1,321,973
CFCRE Commercial Mortgage Trust
Series 2017-C8, Class A1, 1.965%, 06/15/2050	28,827	28,829
Series 2017-C8, Class ASB, 3.367%, 06/15/2050	529,000	576,693
COLT Mortgage Loan Trust
Series 2019-1, Class A1, 3.705%, 03/25/2049 (C)(F)	268,542	271,165
Series 2019-2, Class A1, 3.337%, 05/25/2049 (C)(F)	492,918	495,864
Series 2019-4, Class A1, 2.579%, 11/25/2049 (C)(F)	658,598	666,933
Series 2020-2, Class A1, 1.853%, 03/25/2065 (C)(F)	659,625	667,658

The accompanying notes are an integral part of the financial statements.	27

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2013-CR6, Class A4, 3.101%, 03/10/2046	$1,394,000	$1,445,297
Series 2014-UBS4, Class A4, 3.420%, 08/10/2047	730,000	775,784
Series 2015-LC21, Class A4, 3.708%, 07/10/2048	304,000	340,054
Series 2015-LC23, Class A3, 3.521%, 10/10/2048	379,000	412,600
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4, 3.504%, 06/15/2057	424,000	466,654
Series 2015-C4, Class A4, 3.808%, 11/15/2048	337,000	379,967
Series 2019-C17, Class A4, 2.763%, 09/15/2052	472,000	509,989
DBJPM Mortgage Trust Series 2017-C6, Class ASB 3.121%, 06/10/2050	298,000	324,000
GCAT Trust Series 2019-NQM1, Class A1 2.985%, 02/25/2059 (C)	293,614	299,499
GS Mortgage Securities Trust
Series 2014-GC18, Class A3, 3.801%, 01/10/2047	405,501	421,598
Series 2014-GC18, Class A4, 4.074%, 01/10/2047	971,000	1,053,036
Series 2015-GC34, Class A4, 3.506%, 10/10/2048	617,000	686,851
Series 2020-GSA2, Class A4, 1.721%, 12/12/2053	830,000	837,068
Series 2020-GSA2, Class A5, 2.012%, 12/12/2053	664,000	683,481
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust Series 2010-1, Class A1 5.314%, 01/25/2051 (C)	1,136,350	1,229,026
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class A4, 3.670%, 09/15/2047	567,000	610,539
Series 2015-C28, Class A3, 2.912%, 10/15/2048	1,646,379	1,737,649
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6, Class ASB 3.283%, 07/15/2050	563,000	615,323
JPMDB Commercial Mortgage Securities Trust
Series 2017-C5, Class ASB, 3.492%, 03/15/2050	202,000	220,711
Series 2018-C8, Class ASB, 4.145%, 06/15/2051	561,000	646,493
Mello Warehouse Securitization Trust Series 2020-2, Class A (1 month LIBOR + 0.800%) 0.953%, 11/25/2053 (B)(C)	982,000	982,608
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20, Class A4 3.249%, 02/15/2048	158,000	171,454
Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
New Residential Mortgage Loan Trust
Series 2019-NQM2, Class A1, 3.600%, 04/25/2049 (C)(F)	$379,650	$382,555
Series 2019-NQM4, Class A1, 2.492%, 09/25/2059 (C)(F)	614,111	625,513
SG Residential Mortgage Trust Series 2019-3, Class A1 2.703%, 09/25/2059 (C)(F)	564,004	571,760
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A1, 2.610%, 09/27/2049 (C)(F)	690,102	702,378
Series 2020-1, Class A1, 2.275%, 02/25/2050 (C)(F)	1,169,134	1,194,866
Series 2020-3, Class A1, 1.486%, 04/25/2065 (C)(F)	947,776	954,027
Series 2020-INV1, Class A1, 1.027%, 11/25/2055 (C)(F)	719,410	720,026
Verus Securitization Trust
Series 2019-1, Class A1, 3.836%, 02/25/2059 (C)(F)	270,705	272,101
Series 2019-2, Class A1, 3.211%, 05/25/2059 (C)(F)	996,654	1,004,330
Series 2019-3, Class A1, 2.784%, 07/25/2059 (C)	1,289,238	1,318,144
Series 2019-4, Class A1, 2.642%, 11/25/2059 (C)	1,718,549	1,758,400
Series 2019-INV1, Class A1, 3.402%, 12/25/2059 (C)(F)	520,868	526,149
Series 2019-INV2, Class A1, 2.913%, 07/25/2059 (C)(F)	718,455	738,022
Series 2019-INV3, Class A1, 2.692%, 11/25/2059 (C)(F)	426,721	438,282
Series 2020-1, Class A1, 2.417%, 01/25/2060 (C)	1,958,940	1,995,451
Series 2020-2, Class A1, 2.226%, 05/25/2060 (C)(F)	967,232	986,217
Series 2020-5, Class A1, 1.218%, 05/25/2065 (C)	279,689	280,081
Visio Trust
Series 2019-1, Class A1, 3.572%, 06/25/2054 (C)(F)	396,996	402,154
Series 2020-1R, Class A1, 1.312%, 11/25/2055 (C)	748,496	749,664
		38,488,965
U.S. Government Agency – 4.0%
Federal Home Loan Mortgage Corp.
Series 264, Class 30, 3.000%, 07/15/2042	2,187,827	2,332,287
Series 343, Class F4 (1 month LIBOR + 0.350%), 2.852%, 10/15/2037 (B)	446,236	449,132
Series 4205, Class PA, 1.750%, 05/15/2043	549,852	567,299
Series 4426, Class QC, 1.750%, 07/15/2037	952,312	985,491
Series 4705, Class A, 4.500%, 09/15/2042	478,019	492,339
Series 4742, Class PA, 3.000%, 10/15/2047	2,758,846	2,888,634
Series 4763, Class CA, 3.000%, 09/15/2038	282,634	305,930
Series 4767, Class KA, 3.000%, 03/15/2048	882,029	954,061

The accompanying notes are an integral part of the financial statements.	28

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 4786, Class DP, 4.500%, 07/15/2042	$38,158	$38,167
Series 4846, Class PF (1 month LIBOR + 0.350%), 0.509%, 12/15/2048 (B)	222,183	222,958
Series 4880, Class DA, 3.000%, 05/15/2050	1,219,292	1,312,782
Series 4988, Class AF (1 month LIBOR + 0.350%), 0.499%, 10/15/2037 (B)	2,410,161	2,423,807
Federal National Mortgage Association
Series 2012-151, Class NX, 1.500%, 01/25/2043	707,450	730,801
Series 2013-11, Class AP, 1.500%, 01/25/2043	1,894,141	1,937,211
Series 2013-30, Class CA, 1.500%, 04/25/2043	282,052	288,376
Series 2013-43, Class BP, 1.750%, 05/25/2043	773,197	804,301
Series 2014-73, Class MA, 2.500%, 11/25/2044	479,175	510,313
Series 2015-84, Class PA, 1.700%, 08/25/2033	2,396,113	2,480,595
Series 2016-48, Class MA, 2.000%, 06/25/2038	2,495,376	2,610,275
Series 2016-57, Class PC, 1.750%, 06/25/2046	4,544,648	4,734,320
Series 2017-13, Class PA, 3.000%, 08/25/2046	1,006,294	1,062,092
Series 2017-42, Class H, 3.000%, 11/25/2043	572,536	592,333
Series 2017-M7, Class A2, 2.961%, 02/25/2027 (F)	333,000	372,033
Series 2018-14, Class KC, 3.000%, 03/25/2048	1,526,403	1,644,620
Series 2018-15, Class AB, 3.000%, 03/25/2048	350,002	378,304
Series 2018-8, Class KL, 2.500%, 03/25/2047	1,151,351	1,202,623
Series 2019-25, Class PA, 3.000%, 05/25/2048	1,508,649	1,629,317
Series 2019-35, Class A, 3.000%, 07/25/2049	680,596	722,486
Series 414, Class A35, 3.500%, 10/25/2042	2,246,384	2,392,503
Government National Mortgage Association
Series 2012-141, Class WA, 4.537%, 11/16/2041 (F)	271,251	304,203
Series 2017-167, Class BQ, 2.500%, 08/20/2044	1,036,425	1,075,318
Series 2018-11, Class PC, 2.750%, 12/20/2047	1,564,782	1,631,696
Series 2019-132, Class NA, 3.500%, 09/20/2049	923,113	972,003
Series 2019-31, Class JC, 3.500%, 03/20/2049	731,151	773,820
		41,822,430
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $77,388,435)		$80,311,395
Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES – 10.2%
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class A2A 1.100%, 03/20/2023	$140,665	$141,063
Series 2020-2, Class A2A 0.600%, 12/18/2023	1,520,454	1,523,058
Series 2020-3, Class A3 0.530%, 06/18/2025	905,000	907,083
Avis Budget Rental Car Funding AESOP LLC
Series 2017-1A, Class A 3.070%, 09/20/2023 (C)	637,000	657,845
Series 2019-3A, Class A 2.360%, 03/20/2026 (C)	678,000	706,900
Series 2020-2A, Class A 2.020%, 02/20/2027 (C)	1,508,000	1,536,256
BA Credit Card Trust Series 2020-A1, Class A1 0.340%, 05/15/2026	915,000	916,109
Capital One Multi-Asset Execution Trust
Series 2016-A2, Class A2 (1 month LIBOR + 0.630%) 0.789%, 02/15/2024 (B)	1,432,000	1,434,389
Series 2016-A7, Class A7 (1 month LIBOR + 0.510%) 0.669%, 09/16/2024 (B)	855,000	858,555
College Ave Student Loans LLC
Series 2017-A, Class A1 (1 month LIBOR + 1.650%) 1.798%, 11/26/2046 (B)(C)	582,921	591,525
Series 2018-A, Class A2 4.130%, 12/26/2047 (C)	373,775	396,483
Series 2019-A, Class A2 3.280%, 12/28/2048 (C)	640,927	670,983
Ford Credit Auto Lease Trust Series 2020-B, Class A3 0.620%, 08/15/2023	1,856,000	1,863,829
Ford Credit Auto Owner Trust
Series 2018-1, Class A 3.190%, 07/15/2031 (C)	1,589,000	1,746,100
Series 2018-2, Class A 3.470%, 01/15/2030 (C)	1,802,000	1,932,278
Series 2019-1, Class A 3.520%, 07/15/2030 (C)	2,218,000	2,418,971
Series 2020-1, Class A 2.040%, 08/15/2031 (C)	2,250,000	2,371,986
Series 2020-2, Class A 1.060%, 04/15/2033 (C)	2,456,000	2,479,526
Series 2020-A, Class A3 1.040%, 08/15/2024	838,000	848,186
Ford Credit Floorplan Master Owner Trust
Series 2020-1, Class A1 0.700%, 09/15/2025	2,480,000	2,497,545
Series 2020-2, Class A 1.060%, 09/15/2027	3,529,000	3,580,025
GM Financial Automobile Leasing Trust Series 2020-2, Class A4 1.010%, 07/22/2024	190,000	192,546
GMF Floorplan Owner Revolving Trust Series 2020-2, Class A 0.690%, 10/15/2025 (C)	764,000	768,217
Navient Private Education Loan Trust
Series 2016-AA, Class A2B (1 month LIBOR + 2.150%) 2.309%, 12/15/2045 (B)(C)	457,012	467,812

The accompanying notes are an integral part of the financial statements.	29

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Navient Private Education Loan Trust (continued)
Series 2018-BA, Class A2A 3.610%, 12/15/2059 (C)	$389,637	$406,222
Series 2020-IA, Class A1A 1.330%, 04/15/2069 (C)	3,094,000	3,097,997
Navient Private Education Refi Loan Trust
Series 2018-A, Class A2 3.190%, 02/18/2042 (C)	71,883	73,308
Series 2018-CA, Class A2 3.520%, 06/16/2042 (C)	193,041	196,826
Series 2018-DA, Class A2A 4.000%, 12/15/2059 (C)	1,857,219	1,969,126
Series 2019-CA, Class A2 3.130%, 02/15/2068 (C)	1,289,000	1,328,041
Series 2019-D, Class A2A 3.010%, 12/15/2059 (C)	1,915,000	2,002,706
Series 2019-D, Class A2B (1 month LIBOR + 1.050%) 1.209%, 12/15/2059 (B)(C)	766,000	770,073
Series 2019-FA, Class A2 2.600%, 08/15/2068 (C)	2,003,000	2,068,766
Series 2019-GA, Class A 2.400%, 10/15/2068 (C)	875,634	896,616
Series 2020-A, Class A2A 2.460%, 11/15/2068 (C)	1,243,000	1,301,300
Series 2020-A, Class A2B (1 month LIBOR + 0.900%) 1.059%, 11/15/2068 (B)(C)	895,000	896,031
Series 2020-BA, Class A2 2.120%, 01/15/2069 (C)	799,000	820,498
Series 2020-DA, Class A 1.690%, 05/15/2069 (C)	651,162	663,495
Series 2020-EA, Class A 1.690%, 05/15/2069 (C)	200,616	204,768
Series 2020-FA, Class A 1.220%, 07/15/2069 (C)	351,698	355,144
Series 2020-GA, Class A 1.170%, 09/16/2069 (C)	1,674,435	1,687,033
Series 2020-HA, Class A 1.310%, 01/15/2069 (C)	1,553,000	1,568,797
Navient Student Loan Trust
Series 2016-3A, Class A2 (1 month LIBOR + 0.850%) 1.000%, 06/25/2065 (B)(C)	7,048	7,049
Series 2018-EA, Class A2 4.000%, 12/15/2059 (C)	777,300	804,903
Series 2019-BA, Class A2A 3.390%, 12/15/2059 (C)	1,568,000	1,643,456
Series 2020-2A, Class A1A 1.320%, 08/26/2069 (C)	1,652,946	1,655,494
Series 2020-2A, Class A1B (1 month LIBOR + 0.900%) 1.048%, 08/26/2069 (B)(C)	908,629	913,379
Nelnet Student Loan Trust
Series 2004-3, Class A5 (3 month LIBOR + 0.180%) 0.395%, 10/27/2036 (B)	1,176,324	1,157,031
Series 2004-4, Class A5 (3 month LIBOR + 0.160%) 0.375%, 01/25/2037 (B)	1,224,639	1,212,261
Series 2005-1, Class A5 (3 month LIBOR + 0.110%) 0.325%, 10/25/2033 (B)	3,907,204	3,806,237
Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Nelnet Student Loan Trust (continued)
Series 2005-2, Class A5 (3 month LIBOR + 0.100%) 0.336%, 03/23/2037 (B)	$4,549,790	$4,412,709
Series 2005-3, Class A5 (3 month LIBOR + 0.120%) 0.356%, 12/24/2035 (B)	2,798,269	2,755,415
Series 2005-4, Class A4 (3 month LIBOR + 0.180%) 0.416%, 03/22/2032 (B)	605,460	575,377
Santander Drive Auto Receivables Trust
Series 2020-1, Class A3 2.030%, 02/15/2024	383,000	388,266
Series 2020-2, Class A2A 0.620%, 05/15/2023	1,400,170	1,401,316
Series 2020-3, Class A3 0.520%, 07/15/2024	681,000	682,662
Series 2020-4, Class A3 0.480%, 07/15/2024	621,000	622,847
Santander Revolving Auto Loan Trust Series 2019-A, Class A 2.510%, 01/26/2032 (C)	2,253,000	2,395,207
SLC Student Loan Trust Series 2008-1, Class A4A (3 month LIBOR + 1.600%) 1.817%, 12/15/2032 (B)	558,059	569,644
SLM Student Loan Trust
Series 2003-1, Class A5C (3 month LIBOR + 0.750%) 0.967%, 12/15/2032 (B)(C)	726,182	690,940
Series 2007-2, Class A4 (3 month LIBOR + 0.060%) 0.275%, 07/25/2022 (B)	2,348,009	2,261,107
Series 2010-1, Class A (1 month LIBOR + 0.400%) 0.548%, 03/25/2025 (B)	860,628	837,568
Series 2012-1, Class A3 (1 month LIBOR + 0.950%) 1.098%, 09/25/2028 (B)	2,107,823	2,051,051
Series 2012-2, Class A (1 month LIBOR + 0.700%) 0.850%, 01/25/2029 (B)	1,802,184	1,718,586
Series 2012-6, Class A3 (1 month LIBOR + 0.750%) 0.898%, 05/26/2026 (B)	1,155,088	1,138,749
SMB Private Education Loan Trust
Series 2015-B, Class A2B (1 month LIBOR + 1.200%) 1.359%, 07/15/2027 (B)(C)	623,337	624,679
Series 2016-A, Class A2A 2.700%, 05/15/2031 (C)	1,171,221	1,210,726
Series 2016-B, Class A2A 2.430%, 02/17/2032 (C)	175,388	180,308
Series 2016-C, Class A2B (1 month LIBOR + 1.100%) 1.259%, 09/15/2034 (B)(C)	597,978	602,594
Series 2018-C, Class A2A 3.630%, 11/15/2035 (C)	241,384	261,266
Series 2020-B, Class A1A 1.290%, 07/15/2053 (C)	1,830,018	1,836,266
Series 2020-PTA, Class A2A 1.600%, 09/15/2054 (C)	1,673,000	1,690,901
Series 2020-PTB, Class A2A 1.600%, 09/15/2054 (C)	4,362,000	4,402,741
SoFi Professional Loan Program LLC
Series 2016-A, Class A2 2.760%, 12/26/2036 (C)	314,434	319,400

The accompanying notes are an integral part of the financial statements.	30

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
SoFi Professional Loan Program LLC (continued)
Series 2016-E, Class A1 (1 month LIBOR + 0.850%) 0.998%, 07/25/2039 (B)(C)	$97,536	$97,427
Series 2017-A, Class A1 (1 month LIBOR + 0.700%) 0.848%, 03/26/2040 (B)(C)	121,079	121,078
Series 2017-D, Class A2FX 2.650%, 09/25/2040 (C)	80,401	82,836
Series 2017-E, Class A1 (1 month LIBOR + 0.500%) 0.648%, 11/26/2040 (B)(C)	64,269	64,204
Series 2017-E, Class A2B 2.720%, 11/26/2040 (C)	1,659,449	1,688,185
Series 2018-A, Class A2B 2.950%, 02/25/2042 (C)	496,626	507,004
Series 2020-A, Class A2FX 2.540%, 05/15/2046 (C)	2,035,000	2,102,721
Series 2020-C, Class AFX 1.950%, 02/15/2046 (C)	1,373,105	1,402,572
Triton Container Finance VIII LLC Series 2020-1A, Class A 2.110%, 09/20/2045 (C)	773,212	782,176
Verizon Owner Trust
Series 2019-C, Class A1A 1.940%, 04/22/2024	503,000	513,779
Series 2020-A, Class A1A 1.850%, 07/22/2024	1,864,000	1,908,686
Series 2020-C, Class A 0.410%, 04/21/2025	721,000	722,335
TOTAL ASSET BACKED SECURITIES (Cost $105,230,277)		$106,637,155
SHORT-TERM INVESTMENTS – 3.1%
Short-term funds – 3.1%
John Hancock Collateral Trust, 0.1386% (G)(H)	234,172	2,343,146
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0300% (G)	30,074,800	30,074,800
TOTAL SHORT-TERM INVESTMENTS (Cost $32,418,156)		$32,417,946
Total Investments (Core Bond Trust) (Cost $1,106,176,921) – 108.7%		$1,135,549,419
Other assets and liabilities, net – (8.7%)		(90,672,309)
TOTAL NET ASSETS – 100.0%		$1,044,877,110
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $135,358,196 or 13.0% of the fund's net assets as of 12-31-20.
(D)	All or a portion of this security is on loan as of 12-31-20.
(E)	Non-income producing - Issuer is in default.
Core Bond Trust (continued)
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	The rate shown is the annualized seven-day yield as of 12-31-20.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
High Yield Trust
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – 0.7%
Argentina – 0.4%
Provincia de Buenos Aires 7.875%, 06/15/2027 (A)		$680,000	$277,107
Republic of Argentina
1.000%, 07/09/2029		59,073	25,549
(0.125% to 7-9-21, then 0.500% to 7-9-23, then 0.750% to 7-9-27, then 1.750% thereafter), 07/09/2030 (B)		598,627	242,444
(0.125% to 7-9-21, then 1.125% to 7-9-22, then 1.500% to 7-9-23, then 3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter), 07/09/2035		526,571	192,198
			737,298
Brazil – 0.3%
Federative Republic of Brazil 10.000%, 01/01/2023 to 01/01/2027	BRL	2,808,000	601,795
Indonesia – 0.0%
Republic of Indonesia 8.375%, 03/15/2034	IDR	74,000,000	6,134
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $2,184,353)			$1,345,227
CORPORATE BONDS – 82.9%
Communication services – 12.9%
Allen Media LLC 10.500%, 02/15/2028 (C)		$810,000	840,375
Altice France Holding SA 10.500%, 05/15/2027 (C)		240,000	269,400
Altice France SA 7.375%, 05/01/2026 (C)		2,220,000	2,336,550
Arches Buyer, Inc.
4.250%, 06/01/2028 (C)		340,000	344,318
6.125%, 12/01/2028 (C)		120,000	123,924
CCO Holdings LLC
4.250%, 02/01/2031 (C)		130,000	137,002
4.500%, 08/15/2030 to 05/01/2032 (C)		1,440,000	1,533,505
5.125%, 05/01/2027 (C)		1,060,000	1,124,861
CenturyLink, Inc. 5.625%, 04/01/2025		250,000	269,688
Charter Communications Operating LLC 6.484%, 10/23/2045		450,000	637,643
Cogent Communications Group, Inc. 5.375%, 03/01/2022 (C)		300,000	308,625
CSC Holdings LLC
4.125%, 12/01/2030 (C)		490,000	512,344
6.500%, 02/01/2029 (C)		800,000	903,240
DISH DBS Corp.
5.875%, 11/15/2024		500,000	524,268
7.750%, 07/01/2026		1,530,000	1,712,804
Frontier Communications Corp. 6.750%, 05/01/2029 (C)		450,000	481,500
iHeartCommunications, Inc.
4.750%, 01/15/2028 (C)		580,000	597,400
5.250%, 08/15/2027 (C)		660,000	691,350

The accompanying notes are an integral part of the financial statements.	31

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Intelsat Jackson Holdings SA 8.000%, 02/15/2024 (A)(B)(C)	$560,000	$573,300
Lions Gate Capital Holdings LLC 5.875%, 11/01/2024 (C)	450,000	456,750
Match Group Holdings II LLC
4.625%, 06/01/2028 (C)	610,000	639,356
5.000%, 12/15/2027 (C)	80,000	85,027
Netflix, Inc.
4.875%, 06/15/2030 (C)	150,000	172,500
5.375%, 11/15/2029 (C)	540,000	636,525
6.375%, 05/15/2029	700,000	864,500
Sprint Capital Corp. 8.750%, 03/15/2032	265,000	419,594
Sprint Communications, Inc. 11.500%, 11/15/2021	470,000	509,950
Sprint Corp.
7.625%, 02/15/2025	510,000	609,876
7.875%, 09/15/2023	2,170,000	2,512,426
Switch, Ltd. 3.750%, 09/15/2028 (C)	520,000	527,800
TEGNA, Inc. 5.000%, 09/15/2029	410,000	433,131
Time Warner Cable LLC 7.300%, 07/01/2038	440,000	651,335
Univision Communications, Inc.
5.125%, 02/15/2025 (C)	290,000	292,175
9.500%, 05/01/2025 (C)	580,000	645,250
UPC Holding BV 5.500%, 01/15/2028 (C)	430,000	453,650
Virgin Media Secured Finance PLC 5.500%, 08/15/2026 to 05/15/2029 (C)	1,010,000	1,063,988
Virgin Media Vendor Financing Notes IV DAC 5.000%, 07/15/2028 (C)	470,000	488,800
		25,384,730
Consumer discretionary – 14.9%
Academy, Ltd. 6.000%, 11/15/2027 (C)	250,000	261,875
American Axle & Manufacturing, Inc. 6.500%, 04/01/2027 (B)	621,000	653,603
American News Company LLC (8.500% Cash or 10.000% PIK) 8.500%, 09/01/2026 (C)	939,958	1,059,803
Boyne USA, Inc. 7.250%, 05/01/2025 (C)	960,000	1,006,800
Caesars Entertainment, Inc. 6.250%, 07/01/2025 (C)	360,000	383,400
Carriage Services, Inc. 6.625%, 06/01/2026 (C)	640,000	684,000
Century Communities, Inc. 5.875%, 07/15/2025	1,040,000	1,081,600
Empire Communities Corp. 7.000%, 12/15/2025 (C)	650,000	685,009
ESH Hospitality, Inc. 5.250%, 05/01/2025 (C)	560,000	574,000
Fontainebleau Las Vegas Holdings LLC 11.000%, 06/15/2015 (A)(C)	3,600,425	360
Ford Motor Company 9.000%, 04/22/2025	670,000	823,330
Ford Motor Credit Company LLC
3.087%, 01/09/2023	900,000	915,701
3.096%, 05/04/2023	710,000	717,320
4.000%, 11/13/2030	610,000	641,677
5.125%, 06/16/2025	460,000	500,158
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Golden Nugget, Inc. 6.750%, 10/15/2024 (C)	$740,000	$734,687
Hilton Domestic Operating Company, Inc. 5.375%, 05/01/2025 (C)	120,000	127,500
Installed Building Products, Inc. 5.750%, 02/01/2028 (C)	410,000	436,650
International Game Technology PLC 5.250%, 01/15/2029 (C)	660,000	711,150
IRB Holding Corp. 7.000%, 06/15/2025 (C)	340,000	371,450
Ken Garff Automotive LLC 4.875%, 09/15/2028 (C)	860,000	894,400
L Brands, Inc.
5.250%, 02/01/2028	1,020,000	1,063,350
6.625%, 10/01/2030 (C)	180,000	200,250
6.875%, 07/01/2025 (C)	260,000	282,303
7.500%, 06/15/2029	160,000	178,000
9.375%, 07/01/2025 (C)	340,000	418,200
MDC Holdings, Inc. 6.000%, 01/15/2043	270,000	361,947
Melco Resorts Finance, Ltd. 5.375%, 12/04/2029 (C)	340,000	352,954
Michaels Stores, Inc. 8.000%, 07/15/2027 (C)	310,000	333,250
Mohegan Gaming & Entertainment 7.875%, 10/15/2024 (B)(C)	510,000	532,313
NCL Corp., Ltd.
3.625%, 12/15/2024 (C)	640,000	608,000
5.875%, 03/15/2026 (C)	300,000	316,125
10.250%, 02/01/2026 (C)	670,000	783,900
NCL Corp., Ltd. 12.250%, 05/15/2024 (C)	730,000	876,000
Peninsula Pacific Entertainment LLC 8.500%, 11/15/2027 (C)	440,000	470,800
Sands China, Ltd. 5.400%, 08/08/2028	200,000	234,032
Scientific Games International, Inc. 7.000%, 05/15/2028 (C)	630,000	677,382
Service Corp. International 7.500%, 04/01/2027 (B)	480,000	584,400
Silversea Cruise Finance, Ltd. 7.250%, 02/01/2025 (C)	822,000	850,770
Sizzling Platter LLC 8.500%, 11/28/2025 (C)	430,000	447,286
Speedway Motorsports LLC 4.875%, 11/01/2027 (C)	320,000	316,800
Sugarhouse HSP Gaming Prop Mezz LP 5.875%, 05/15/2025 (C)	270,000	261,225
The New Home Company, Inc. 7.250%, 10/15/2025 (C)	350,000	359,447
TopBuild Corp. 5.625%, 05/01/2026 (C)	440,000	455,950
Viking Cruises, Ltd.
5.875%, 09/15/2027 (C)	390,000	381,412
13.000%, 05/15/2025 (C)	910,000	1,087,450
VOC Escrow, Ltd. 5.000%, 02/15/2028 (C)	1,525,000	1,513,563
WW International, Inc. 8.625%, 12/01/2025 (B)(C)	650,000	676,650
Wynn Macau, Ltd.
5.125%, 12/15/2029 (C)	260,000	265,525
5.625%, 08/26/2028 (C)	550,000	576,430

The accompanying notes are an integral part of the financial statements.	32

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Wynn Resorts Finance LLC 7.750%, 04/15/2025 (C)	$480,000	$520,200
		29,250,387
Consumer staples – 1.6%
99 Escrow Issuer, Inc. 7.500%, 01/15/2026 (C)	100,000	99,375
Kraft Heinz Foods Company
5.200%, 07/15/2045	450,000	534,316
5.500%, 06/01/2050 (C)	470,000	591,162
Lamb Weston Holdings, Inc. 4.875%, 11/01/2026 (C)	400,000	418,120
Sally Holdings LLC 5.625%, 12/01/2025	610,000	626,775
Simmons Foods, Inc. 5.750%, 11/01/2024 (C)	790,000	806,788
		3,076,536
Energy – 11.3%
Antero Midstream Partners LP 5.375%, 09/15/2024	290,000	282,750
Apache Corp.
5.100%, 09/01/2040	330,000	353,925
7.750%, 12/15/2029	310,000	359,600
Berry Petroleum Company LLC 7.000%, 02/15/2026 (C)	1,120,000	952,000
Blue Racer Midstream LLC
6.625%, 07/15/2026 (C)	670,000	675,025
7.625%, 12/15/2025 (C)	560,000	596,400
Cenovus Energy, Inc.
5.375%, 07/15/2025	290,000	326,900
5.400%, 06/15/2047	50,000	58,611
6.750%, 11/15/2039	130,000	171,676
Cheniere Energy Partners LP 4.500%, 10/01/2029	280,000	296,178
CNX Midstream Partners LP 6.500%, 03/15/2026 (C)	300,000	305,250
Comstock Resources, Inc.
7.500%, 05/15/2025 (C)	420,000	425,250
9.750%, 08/15/2026	450,000	482,625
Continental Resources, Inc.
3.800%, 06/01/2024	210,000	216,300
4.375%, 01/15/2028	440,000	448,800
5.750%, 01/15/2031 (C)	710,000	788,086
DCP Midstream Operating LP
6.450%, 11/03/2036 (C)	280,000	299,600
6.750%, 09/15/2037 (C)	590,000	637,200
Endeavor Energy Resources LP
5.500%, 01/30/2026 (C)	140,000	143,661
5.750%, 01/30/2028 (C)	150,000	161,805
6.625%, 07/15/2025 (C)	320,000	342,400
EnLink Midstream LLC 5.625%, 01/15/2028 (C)	280,000	286,016
EQM Midstream Partners LP
4.000%, 08/01/2024	120,000	123,626
5.500%, 07/15/2028	560,000	611,996
6.000%, 07/01/2025 (C)	240,000	262,800
6.500%, 07/01/2027 (C)	220,000	247,728
6.500%, 07/15/2048	240,000	249,000
EQT Corp.
3.900%, 10/01/2027	220,000	218,559
5.000%, 01/15/2029	590,000	622,049
7.875%, 02/01/2025	640,000	728,800
MEG Energy Corp.
7.000%, 03/31/2024 (C)	228,000	230,280
7.125%, 02/01/2027 (C)	890,000	918,925
High Yield Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Murphy Oil Corp. 5.750%, 08/15/2025		$550,000	$547,250
NGPL PipeCo LLC 7.768%, 12/15/2037 (C)		500,000	675,299
Occidental Petroleum Corp.
2.700%, 02/15/2023		184,000	183,825
2.900%, 08/15/2024		740,000	712,250
6.125%, 01/01/2031		330,000	353,166
8.875%, 07/15/2030		490,000	575,138
Occidental Petroleum Corp. (3 month LIBOR + 1.450%) 1.671%, 08/15/2022 (D)		130,000	127,400
PBF Holding Company LLC 9.250%, 05/15/2025 (C)		210,000	205,947
Petrobras Global Finance BV
5.750%, 02/01/2029		100,000	116,600
6.850%, 06/05/2115 (B)		410,000	511,537
Range Resources Corp.
5.000%, 03/15/2023		203,000	197,925
9.250%, 02/01/2026		520,000	543,400
Tallgrass Energy Partners LP 6.000%, 12/31/2030 (C)		730,000	753,039
Targa Resources Partners LP 4.875%, 02/01/2031 (C)		570,000	618,450
The Williams Companies, Inc.
7.500%, 01/15/2031		780,000	1,059,790
8.750%, 03/15/2032		120,000	175,448
Vesta Energy Corp. 8.125%, 07/24/2023 (C)	CAD	490,000	153,979
Western Midstream Operating LP
3.950%, 06/01/2025		$110,000	112,200
4.100%, 02/01/2025		530,000	546,202
5.500%, 08/15/2048		580,000	569,322
WPX Energy, Inc. 8.250%, 08/01/2023		520,000	591,822
			22,153,810
Financials – 7.2%
Allied Universal Holdco LLC 6.625%, 07/15/2026 (C)		710,000	757,073
Banco Mercantil del Norte SA (6.875% to 7-6-22, then 5 Year CMT + 5.035%) 07/06/2022 (C)(E)		200,000	210,750
Bank of America Corp. (5.875% to 3-15-28, then 3 month LIBOR + 2.931%) 03/15/2028 (E)		250,000	282,500
Barclays PLC (8.000% to 6-15-24, then 5 Year CMT + 5.672%) 06/15/2024 (E)		380,000	423,700
BNP Paribas SA (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%) 08/19/2025 (C)(E)		390,000	451,179
Citigroup, Inc. (5.950% to 5-15-25, then 3 month LIBOR + 3.905%) 05/15/2025 (E)		220,000	240,350
Citigroup, Inc. (6.300% to 5-15-24, then 3 month LIBOR + 3.423%) 05/15/2024 (E)		410,000	444,440
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) 12/23/2025 (C)(E)		340,000	413,100
Credit Suisse Group AG (6.375% to 8-21-26, then 5 Year CMT + 4.822%) 08/21/2026 (C)(E)		430,000	478,913

The accompanying notes are an integral part of the financial statements.	33

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Credit Suisse Group AG (7.250% to 9-12-25, then 5 Year CMT + 4.332%) 09/12/2025 (C)(E)	$200,000	$225,047
DAE Funding LLC
5.000%, 08/01/2024 (C)	10,000	10,250
5.750%, 11/15/2023 (C)	1,170,000	1,202,175
Donnelley Financial Solutions, Inc. 8.250%, 10/15/2024	590,000	625,400
FirstCash, Inc. 4.625%, 09/01/2028 (C)	530,000	546,563
Highlands Holdings Bond Issuer, Ltd. (7.625% Cash or 8.375% PIK) 7.625%, 10/15/2025 (C)	620,000	661,850
HSBC Holdings PLC (6.375% to 3-30-25, then 5 Year ICE Swap Rate + 4.368%) 03/30/2025 (E)	200,000	218,580
Ladder Capital Finance Holdings LLLP 4.250%, 02/01/2027 (C)	460,000	451,950
LD Holdings Group LLC 6.500%, 11/01/2025 (C)	700,000	736,750
NatWest Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) 08/15/2021 (E)	1,180,000	1,224,734
NMI Holdings, Inc. 7.375%, 06/01/2025 (C)	650,000	728,000
Quicken Loans LLC
3.875%, 03/01/2031 (C)	730,000	757,375
5.250%, 01/15/2028 (C)	530,000	565,775
Starwood Property Trust, Inc. 5.500%, 11/01/2023 (C)	310,000	323,950
StoneX Group, Inc. 8.625%, 06/15/2025 (C)	270,000	293,625
UBS Group AG (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.344%) 01/31/2024 (C)(E)	550,000	602,938
UniCredit SpA (5.459% to 6-30-30, then 5 Year CMT + 4.750%) 06/30/2035 (C)	720,000	792,334
UniCredit SpA (7.296% to 4-2-29, then 5 Year ICE Swap Rate + 4.914%) 04/02/2034 (C)	490,000	592,660
		14,261,961
Health care – 10.1%
AdaptHealth LLC 4.625%, 08/01/2029 (C)	460,000	472,650
Air Methods Corp. 8.000%, 05/15/2025 (C)	750,000	633,750
Akumin, Inc. 7.000%, 11/01/2025 (C)	720,000	756,000
Bausch Health Americas, Inc.
8.500%, 01/31/2027 (C)	520,000	578,328
9.250%, 04/01/2026 (C)	310,000	345,650
Bausch Health Companies, Inc.
5.000%, 02/15/2029 (C)	870,000	894,534
6.250%, 02/15/2029 (C)	1,850,000	2,009,563
9.000%, 12/15/2025 (C)	800,000	884,864
Centene Corp.
4.625%, 12/15/2029	900,000	999,189
5.375%, 06/01/2026 (C)	560,000	590,638
Cheplapharm Arzneimittel GmbH 5.500%, 01/15/2028 (C)	680,000	710,600
Community Health Systems, Inc.
6.625%, 02/15/2025 (C)	810,000	852,509
8.000%, 03/15/2026 (C)	140,000	150,850
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Endo DAC 9.500%, 07/31/2027 (C)	$530,000	$591,613
Global Medical Response, Inc. 6.500%, 10/01/2025 (C)	370,000	386,650
HCA, Inc. 5.625%, 09/01/2028	800,000	945,000
HLF Financing Sarl LLC 7.250%, 08/15/2026 (C)	470,000	498,639
Legacy LifePoint Health LLC 4.375%, 02/15/2027 (C)	450,000	456,750
MPH Acquisition Holdings LLC 5.750%, 11/01/2028 (B)(C)	610,000	596,275
Par Pharmaceutical, Inc. 7.500%, 04/01/2027 (C)	620,000	672,700
Radiology Partners, Inc. 9.250%, 02/01/2028 (C)	460,000	517,638
RegionalCare Hospital Partners Holdings, Inc. 9.750%, 12/01/2026 (C)	400,000	441,000
Syneos Health, Inc. 3.625%, 01/15/2029 (C)	550,000	551,521
Tenet Healthcare Corp.
4.625%, 06/15/2028 (C)	440,000	460,900
6.750%, 06/15/2023	850,000	914,430
7.500%, 04/01/2025 (C)	560,000	611,800
Teva Pharmaceutical Finance Company LLC 6.150%, 02/01/2036 (B)	340,000	361,250
Teva Pharmaceutical Finance Netherlands III BV 7.125%, 01/31/2025	530,000	585,809
The Providence Service Corp. 5.875%, 11/15/2025 (C)	640,000	676,800
US Renal Care, Inc. 10.625%, 07/15/2027 (C)	650,000	718,250
		19,866,150
Industrials – 10.0%
Anagram International, Inc. (5.000% Cash and 5.000% PIK) 10.000%, 08/15/2026 (C)	75,296	74,167
ATS Automation Tooling Systems, Inc. 4.125%, 12/15/2028 (C)	460,000	468,050
Builders FirstSource, Inc.
5.000%, 03/01/2030 (C)	190,000	204,250
6.750%, 06/01/2027 (C)	110,000	119,318
BWX Technologies, Inc. 5.375%, 07/15/2026 (C)	410,000	425,888
Clark Equipment Company 5.875%, 06/01/2025 (C)	260,000	274,300
Cornerstone Building Brands, Inc. 6.125%, 01/15/2029 (C)	430,000	456,875
CP Atlas Buyer, Inc. 7.000%, 12/01/2028 (C)	220,000	228,250
Delta Air Lines, Inc.
2.900%, 10/28/2024	170,000	167,698
4.750%, 10/20/2028 (C)	470,000	512,821
7.375%, 01/15/2026	160,000	182,731
FXI Holdings, Inc. 7.875%, 11/01/2024 (C)	359,000	361,693
GFL Environmental, Inc.
3.750%, 08/01/2025 (C)	540,000	550,800
8.500%, 05/01/2027 (C)	570,000	632,700
Global Aircraft Leasing Company, Ltd. (6.500% Cash or 7.250% PIK) 6.500%, 09/15/2024 (C)	2,124,312	1,895,948

The accompanying notes are an integral part of the financial statements.	34

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
H&E Equipment Services, Inc. 3.875%, 12/15/2028 (C)	$740,000	$745,572
Mileage Plus Holdings LLC 6.500%, 06/20/2027 (C)	500,000	537,500
Park Aerospace Holdings, Ltd.
4.500%, 03/15/2023 (C)	830,000	869,721
5.250%, 08/15/2022 (C)	16,000	16,792
Park-Ohio Industries, Inc. 6.625%, 04/15/2027	120,000	124,200
PM General Purchaser LLC 9.500%, 10/01/2028 (C)	680,000	753,100
Prime Security Services Borrower LLC
3.375%, 08/31/2027 (C)	390,000	387,075
5.750%, 04/15/2026 (C)	470,000	514,650
6.250%, 01/15/2028 (C)	920,000	987,703
Sensata Technologies, Inc. 4.375%, 02/15/2030 (C)	340,000	365,925
Signature Aviation US Holdings, Inc. 5.375%, 05/01/2026 (C)	610,000	625,250
Spirit Loyalty Cayman, Ltd. 8.000%, 09/20/2025 (C)	910,000	1,019,200
SRM Escrow Issuer LLC 6.000%, 11/01/2028 (C)	770,000	806,063
Surgery Center Holdings, Inc. 10.000%, 04/15/2027 (B)(C)	110,000	121,550
The Boeing Company 5.150%, 05/01/2030	400,000	484,068
TransDigm, Inc.
6.250%, 03/15/2026 (C)	580,000	617,700
8.000%, 12/15/2025 (C)	200,000	221,318
United Airlines 2013-1 Class B Pass Through Trust 5.375%, 08/15/2021	260,215	260,277
United Airlines 2014-1 Class B Pass Through Trust 4.750%, 04/11/2022	70,060	70,239
United Rentals North America, Inc.
4.875%, 01/15/2028	640,000	681,600
5.250%, 01/15/2030	400,000	444,000
5.500%, 05/15/2027	280,000	299,950
Vertical US Newco, Inc. 5.250%, 07/15/2027 (C)	720,000	763,200
Waste Pro USA, Inc. 5.500%, 02/15/2026 (C)	440,000	449,900
XPO CNW, Inc. 6.700%, 05/01/2034	370,000	440,057
XPO Logistics, Inc. 6.250%, 05/01/2025 (C)	490,000	527,309
		19,689,408
Information technology – 3.9%
Alliance Data Systems Corp. 4.750%, 12/15/2024 (C)	510,000	515,100
Black Knight InfoServ LLC 3.625%, 09/01/2028 (C)	510,000	522,113
CDK Global, Inc. 5.250%, 05/15/2029 (C)	30,000	33,238
CDW LLC
3.250%, 02/15/2029	480,000	489,456
4.250%, 04/01/2028	580,000	612,341
CommScope Technologies LLC 5.000%, 03/15/2027 (C)	180,000	178,200
CommScope, Inc. 8.250%, 03/01/2027 (C)	1,260,000	1,345,050
Dell International LLC 7.125%, 06/15/2024 (C)	360,000	373,365
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Entegris, Inc. 4.375%, 04/15/2028 (C)	$430,000	$457,950
Fair Isaac Corp. 4.000%, 06/15/2028 (C)	150,000	157,875
Gartner, Inc. 3.750%, 10/01/2030 (C)	750,000	787,500
ON Semiconductor Corp. 3.875%, 09/01/2028 (C)	470,000	485,275
Open Text Corp. 3.875%, 02/15/2028 (C)	250,000	259,375
Open Text Holdings, Inc. 4.125%, 02/15/2030 (C)	220,000	234,036
Shift4 Payments LLC 4.625%, 11/01/2026 (C)	680,000	707,200
Unisys Corp. 6.875%, 11/01/2027 (C)	420,000	458,850
		7,616,924
Materials – 5.7%
ARD Finance SA (6.500% Cash or 7.250% PIK) 6.500%, 06/30/2027 (C)	660,000	704,550
Ardagh Packaging Finance PLC 5.250%, 08/15/2027 (C)	690,000	724,369
Ball Corp. 2.875%, 08/15/2030	780,000	778,050
Cascades, Inc. 5.375%, 01/15/2028 (C)	530,000	563,291
First Quantum Minerals, Ltd.
6.500%, 03/01/2024 (C)	420,000	431,550
6.875%, 03/01/2026 to 10/15/2027 (C)	1,450,000	1,531,175
7.250%, 04/01/2023 (C)	210,000	216,442
7.500%, 04/01/2025 (C)	210,000	218,663
Flex Acquisition Company, Inc. 7.875%, 07/15/2026 (C)	430,000	451,853
Freeport-McMoRan, Inc.
3.875%, 03/15/2023	160,000	166,928
4.625%, 08/01/2030	260,000	285,350
5.450%, 03/15/2043	500,000	622,500
Greif, Inc. 6.500%, 03/01/2027 (C)	840,000	888,300
Hudbay Minerals, Inc.
6.125%, 04/01/2029 (C)	290,000	312,475
7.625%, 01/15/2025 (C)	350,000	363,563
Kraton Polymers LLC 4.250%, 12/15/2025 (C)	460,000	469,246
Mercer International, Inc. 7.375%, 01/15/2025	330,000	343,411
Midwest Vanadium Pty, Ltd. 11.500%, 02/15/2018 (A)(C)	913,644	1,188
Northwest Acquisitions ULC 7.125%, 11/01/2022 (A)(C)	950,000	6,413
Olin Corp. 5.000%, 02/01/2030	420,000	447,300
Pactiv LLC 7.950%, 12/15/2025	380,000	435,100
Summit Materials LLC 5.250%, 01/15/2029 (C)	560,000	588,000
Teck Resources, Ltd. 5.200%, 03/01/2042	670,000	764,059
		11,313,776
Real estate – 4.3%
CoreCivic, Inc.
4.625%, 05/01/2023	110,000	105,875
5.000%, 10/15/2022	250,000	250,000
Diversified Healthcare Trust
4.750%, 05/01/2024	630,000	647,067

The accompanying notes are an integral part of the financial statements.	35

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
Diversified Healthcare Trust (continued)
9.750%, 06/15/2025	$340,000	$385,900
Five Point Operating Company LP 7.875%, 11/15/2025 (C)	1,410,000	1,492,556
Forestar Group, Inc.
5.000%, 03/01/2028 (C)	630,000	650,475
8.000%, 04/15/2024 (C)	440,000	463,100
MPT Operating Partnership LP
4.625%, 08/01/2029	560,000	602,000
5.000%, 10/15/2027	200,000	212,750
Park Intermediate Holdings LLC 5.875%, 10/01/2028 (C)	390,000	415,350
Realogy Group LLC 7.625%, 06/15/2025 (C)	620,000	673,146
Service Properties Trust 5.500%, 12/15/2027	400,000	437,173
The GEO Group, Inc.
5.875%, 10/15/2024	350,000	290,500
6.000%, 04/15/2026 (B)	945,000	751,275
The Howard Hughes Corp. 5.375%, 08/01/2028 (C)	380,000	408,690
VICI Properties LP 4.125%, 08/15/2030 (C)	560,000	591,153
		8,377,010
Utilities – 1.0%
Calpine Corp. 5.000%, 02/01/2031 (C)	490,000	512,050
NRG Energy, Inc.
3.375%, 02/15/2029 (C)	180,000	184,284
3.625%, 02/15/2031 (C)	550,000	565,840
Talen Energy Supply LLC
6.625%, 01/15/2028 (C)	410,000	428,450
10.500%, 01/15/2026 (C)	340,000	302,440
		1,993,064
TOTAL CORPORATE BONDS (Cost $156,397,348)		$162,983,756
CONVERTIBLE BONDS – 1.4%
Communication services – 0.3%
DISH Network Corp.
2.375%, 03/15/2024	420,000	391,411
3.375%, 08/15/2026	110,000	104,855
		496,266
Energy – 0.3%
Cheniere Energy, Inc. 4.250%, 03/15/2045	740,000	578,140
Financials – 0.5%
Apollo Commercial Real Estate Finance, Inc. 4.750%, 08/23/2022	500,000	476,296
Blackstone Mortgage Trust, Inc. 4.375%, 05/05/2022	480,000	479,088
		955,384
Health care – 0.1%
Ionis Pharmaceuticals, Inc. 0.125%, 12/15/2024	280,000	285,760
Information technology – 0.1%
Vishay Intertechnology, Inc. 2.250%, 06/15/2025	230,000	239,568
High Yield Trust (continued)
	Shares or Principal Amount	Value
CONVERTIBLE BONDS (continued)
Utilities – 0.1%
NextEra Energy Partners LP 0.044%, 11/15/2025 (C)(F)	$110,000	$109,760
TOTAL CONVERTIBLE BONDS (Cost $2,639,604)		$2,664,878
TERM LOANS (G) – 5.6%
Communication services – 0.5%
Allen Media LLC, 2020 Term Loan B (3 month LIBOR + 5.500%) 5.754%, 02/10/2027	566,481	563,411
iHeartCommunications, Inc., 2020 Term Loan (1 month LIBOR + 3.000%) 3.147%, 05/01/2026	350,217	344,088
		907,499
Consumer discretionary – 1.1%
Clarios Global LP, USD Term Loan B (1 month LIBOR + 3.500%) 3.647%, 04/30/2026	465,429	463,004
Equinox Holdings, Inc., 2020 Term Loan B2 (3 month LIBOR + 9.000%) 10.000%, 03/08/2024	378,100	376,210
Michaels Stores, Inc., 2020 Term loan B (1 month LIBOR + 3.500%) 4.250%, 10/01/2027	248,180	246,008
Petco Animal Supplies, Inc., 2017 Term Loan B (3 month LIBOR + 3.250%) 4.250%, 01/26/2023	488,717	466,793
Spencer Spirit IH LLC, Term Loan B (1 month LIBOR + 6.000%) 6.148%, 06/19/2026	605,392	600,094
		2,152,109
Energy – 0.0%
Permian Producton Partners LLC, 2020 PIK Term Loan (1 month LIBOR + 6.000% or 2.000% PIK) 7.000%, 11/23/2025	141,235	21,185
Financials – 0.7%
Acrisure LLC, 2020 Term Loan B (1 month LIBOR + 3.500%) 3.647%, 02/15/2027	456,550	446,944
Amerilife Holdings LLC, 2020 Term Loan (1 month LIBOR + 4.000%) 4.155%, 03/18/2027	149,271	147,032
Duff + Phelps Corp., 2020 2nd Lien Term Loan (1 month LIBOR + 8.000%) 9.000%, 04/07/2028	520,000	527,800
Jane Street Group LLC, 2020 Term Loan (3 month LIBOR + 3.000%) 3.233%, 01/31/2025	325,054	324,160
		1,445,936
Health care – 1.4%
Eyecare Partners LLC, 2020 2nd Lien Term Loan (1 month LIBOR + 8.250%) 8.397%, 02/18/2028	350,000	318,500
Eyecare Partners LLC, 2020 Delayed Draw Term Loan (1 month LIBOR + 3.750%) 3.897%, 02/18/2027	94,595	91,958
Eyecare Partners LLC, 2020 Term Loan (1 month LIBOR + 3.750%) 3.897%, 02/18/2027	402,365	391,151
McAfee LLC, 2018 USD Term Loan B (1 month LIBOR + 3.750%) 3.898%, 09/30/2024	327,012	326,767

The accompanying notes are an integral part of the financial statements.	36

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (G) (continued)
Health care (continued)
Option Care Health, Inc., Term Loan B (1 month LIBOR + 4.250%) 4.397%, 08/06/2026	$603,900	$602,644
Radnet Management, Inc., Reprice Term Loan (3 month LIBOR + 3.750%) 4.750%, 06/30/2023	578,955	577,218
US Renal Care, Inc., 2019 Term Loan B (1 month LIBOR + 5.000%) 5.147%, 06/26/2026	451,025	448,206
		2,756,444
Industrials – 1.4%
Delta Air Lines, Inc., 2020 GSR Term Loan B (3 month LIBOR + 4.750%) 5.750%, 04/29/2023	1,174,100	1,190,667
JetBlue Airways Corp., Term Loan (3 month LIBOR + 5.250%) 6.250%, 06/17/2024	407,772	418,541
Mileage Plus Holdings LLC, 2020 Term Loan B (3 month LIBOR + 5.250%) 6.250%, 06/25/2027	450,000	467,721
SkyMiles IP, Ltd., 2020 SkyMiles Term Loan B (3 month LIBOR + 3.750%) 4.750%, 10/20/2027	640,000	662,618
		2,739,547
Information technology – 0.3%
Global Tel*Link Corp., 2018 1st Lien Term Loan (1 month LIBOR + 4.250%) 4.397%, 11/29/2025	659,900	610,526
Real estate – 0.2%
CoreCivic, Inc., 2019 Term Loan (1 month LIBOR + 4.500%) 5.500%, 12/18/2024	418,000	411,730
TOTAL TERM LOANS (Cost $10,996,183)		$11,044,976
ASSET BACKED SECURITIES – 4.4%
Ballyrock CLO, Ltd. Series 2016-1A, Class ER (3 month LIBOR + 6.950%) 7.187%, 10/15/2028 (C)(D)	250,000	247,573
Benefit Street Partners CLO XI, Ltd. Series 2017-12A, Class C (3 month LIBOR + 3.050%) 3.287%, 10/15/2030 (C)(D)	250,000	241,492
BlueMountain CLO, Ltd.
Series 2015-2A, Class ER (3 month LIBOR + 5.200%) 5.418%, 07/18/2027 (C)(D)	250,000	227,877
Series 2016-2A, Class DR (3 month LIBOR + 7.790%) 8.014%, 08/20/2032 (C)(D)	300,000	301,075
Bristol Park CLO, Ltd. Series 2016-1A, Class ER (3 month LIBOR + 7.000%) 7.237%, 04/15/2029 (C)(D)	250,000	250,035
Carlyle US CLO, Ltd. Series 2017-2A, Class C (3 month LIBOR + 3.700%) 3.918%, 07/20/2031 (C)(D)	750,000	726,180
Catskill Park CLO, Ltd. Series 2017-1A, Class D (3 month LIBOR + 6.000%) 6.218%, 04/20/2029 (C)(D)	500,000	485,435
High Yield Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Cent CLO 24, Ltd. Series 2015-24A, Class CR (3 month LIBOR + 3.150%) 3.387%, 10/15/2026 (C)(D)	$360,000	$353,952
Cook Park CLO, Ltd. Series 2018-1A, Class E (3 month LIBOR + 5.400%) 5.618%, 04/17/2030 (C)(D)	250,000	234,403
Cumberland Park CLO, Ltd. Series 2015-2A, Class ER (3 month LIBOR + 5.650%) 5.868%, 07/20/2028 (C)(D)	750,000	721,745
Greenwood Park CLO, Ltd.
Series 2018-1A, Class D (3 month LIBOR + 2.500%) 2.737%, 04/15/2031 (C)(D)	290,000	282,347
Series 2018-1A, Class E (3 month LIBOR + 4.950%) 5.187%, 04/15/2031 (C)(D)	250,000	234,105
Greywolf CLO IV, Ltd. Series 2019-1A, Class C (3 month LIBOR + 3.950%) 4.168%, 04/17/2030 (C)(D)	250,000	250,010
Magnetite XII, Ltd. Series 2015-12A, Class ER (3 month LIBOR + 5.680%) 5.917%, 10/15/2031 (C)(D)	300,000	286,315
MKS CLO, Ltd. Series 2017-2A, Class D (3 month LIBOR + 2.650%) 2.868%, 01/20/2031 (C)(D)	500,000	465,218
Nasau, Ltd. Series 2020-1A, Class D (3 month LIBOR + 4.770%) 5.003%, 07/20/2029 (C)(D)	250,000	251,211
Neuberger Berman CLO XVIII, Ltd. Series 2014-18A, Class DR2 (3 month LIBOR + 5.920%) 6.129%, 10/21/2030 (C)(D)	250,000	242,111
Oaktree CLO, Ltd. Series 2015-1A, Class DR (3 month LIBOR + 5.200%) 5.418%, 10/20/2027 (C)(D)	250,000	227,942
Ocean Trails CLO X Series 2020-10A, Class D (3 month LIBOR + 4.700%) 4.894%, 10/15/2031 (C)(D)	500,000	501,664
OZLM XIX, Ltd. Series 2017-19A, Class C (3 month LIBOR + 3.100%) 3.337%, 11/22/2030 (C)(D)	810,000	783,957
Saranac CLO III, Ltd. Series 2014-3A, Class DR (3 month LIBOR + 3.250%) 3.486%, 06/22/2030 (C)(D)	576,405	534,252
Venture XVII CLO, Ltd.
Series 2014-17A, Class DRR (3 month LIBOR + 2.820%) 3.057%, 04/15/2027 (C)(D)	350,000	329,400

The accompanying notes are an integral part of the financial statements.	37

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Venture XVII CLO, Ltd. (continued)
Series 2014-17A, Class ERR (3 month LIBOR + 5.740%) 5.977%, 04/15/2027 (C)(D)	$350,000	$278,966
Zais CLO 16, Ltd. Series 2020-16A, Class D1 (3 month LIBOR + 5.480%) 5.770%, 10/20/2031 (C)(D)	250,000	250,250
TOTAL ASSET BACKED SECURITIES (Cost $8,820,896)		$8,707,515
COMMON STOCKS – 0.7%
Communication services – 0.0%
New Cotai, Inc., Class B (H)(I)(J)	3	0
Vertis Holdings, Inc. (I)(J)	69,391	0
		0
Consumer discretionary – 0.1%
Party City Holdco, Inc. (J)	14,174	87,170
Energy – 0.6%
Berry Corp.	146,822	540,291
Hercules Offshore, Inc. (I)(J)	45,689	25,462
KCAD Holdings I, Ltd. (H)(I)(J)	165,553,563	166
MWO Holdings LLC (H)(I)(J)	445	3,369
Oasis Petroleum, Inc. (J)	12,941	479,593
Southwestern Energy Company (J)	53,920	160,682
		1,209,563
TOTAL COMMON STOCKS (Cost $10,934,124)		$1,296,733
PREFERRED SECURITIES – 1.0%
Energy – 0.3%
MPLX LP, 6.500% (I)	16,445	534,463
Financials – 0.7%
B. Riley Financial, Inc., 6.875%	4,175	104,918
GMAC Capital Trust I (3 month LIBOR + 5.785%), 6.007% (D)	51,072	1,381,498
		1,486,416
TOTAL PREFERRED SECURITIES (Cost $1,843,976)		$2,020,879
ESCROW CERTIFICATES – 0.0%
Adelphia Communications Corp.
7.750%, 01/15/2049 (I)(J)	$3,000,000	0
9.875%, 03/01/2049 (I)(J)	2,050,000	0
10.250%, 11/01/2049 (I)(J)	1,025,000	0
TOTAL ESCROW CERTIFICATES (Cost $342,202)		$0
SHORT-TERM INVESTMENTS – 2.8%
Short-term funds – 2.8%
John Hancock Collateral Trust, 0.1386% (K)(L)	320,664	3,208,593
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 0.0300% (K)	2,385,757	2,385,757
TOTAL SHORT-TERM INVESTMENTS (Cost $5,594,558)		$5,594,350
Total Investments (High Yield Trust) (Cost $199,753,244) – 99.5%		$195,658,314
Other assets and liabilities, net – 0.5%		988,944
TOTAL NET ASSETS – 100.0%		$196,647,258
High Yield Trust (continued)
Currency Abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
IDR	Indonesian Rupiah
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	Non-income producing - Issuer is in default.
(B)	All or a portion of this security is on loan as of 12-31-20.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $122,217,700 or 62.2% of the fund's net assets as of 12-31-20.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to financial statements.
(I)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(J)	Non-income producing security.
(K)	The rate shown is the annualized seven-day yield as of 12-31-20.
(L)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	38

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

High Yield Trust (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	81	Long	Mar 2021	$10,193,926	$10,219,289	$25,363
						$25,363
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	569,749	USD	675,121	BNP	1/19/2021	$21,165	—
MXN	1,174,325	USD	51,617	BNP	1/19/2021	7,300	—
USD	244,744	CAD	324,512	JPM	1/19/2021	—	$(10,214)
USD	149,989	EUR	127,131	BNP	1/19/2021	—	(5,377)
						$28,465	$(15,591)
SWAPS
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
JPM	Occidental Petroleum Corp.	3.897%	750,000	USD	$750,000	1.000%	Quarterly	Dec 2023	$(81,028)	$21,228	$(59,800)
					$750,000				$(81,028)	$21,228	$(59,800)
Centrally cleared	Ford Motor Credit Company LLC	3.558%	513,000	USD	513,000	5.000%	Quarterly	Jun 2023	(26,726)	67,608	40,882
					$513,000				$(26,726)	$67,608	$40,882
					$1,263,000				$(107,754)	$88,836	$(18,918)
Derivatives Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro
MXN	Mexican Peso
USD	U.S. Dollar
Derivatives Abbreviations
BNP	BNP Paribas
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter

See Notes to financial statements regarding investment transactions and other derivatives information.
Investment Quality Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 57.0%
U.S. Government – 23.8%
U.S. Treasury Bonds
1.250%, 05/15/2050	$1,335,000	$1,208,384
2.250%, 08/15/2046	1,635,000	1,862,623
2.500%, 02/15/2045 (A)	1,204,000	1,433,136
2.500%, 02/15/2046	648,000	772,664
2.875%, 05/15/2043	1,170,000	1,476,577
3.000%, 11/15/2044 to 02/15/2048	8,215,000	10,685,534
3.125%, 08/15/2044 (A)	5,535,000	7,286,957
3.125%, 05/15/2048	3,205,000	4,293,949
3.375%, 05/15/2044	1,690,000	2,307,114
3.625%, 08/15/2043	680,000	958,747
3.750%, 11/15/2043 (A)	2,908,000	4,178,660
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Bonds (continued)
4.375%, 11/15/2039	$1,170,000	$1,767,020
5.375%, 02/15/2031	3,000	4,310
U.S. Treasury Inflation Protected Securities
0.375%, 01/15/2027	1,368,971	1,527,225
0.500%, 01/15/2028	89,728	101,708
0.625%, 01/15/2026	1,408,154	1,571,445
0.750%, 07/15/2028	337,129	391,954
0.875%, 01/15/2029	1,711,825	2,011,016
1.000%, 02/15/2048	464,600	645,957

The accompanying notes are an integral part of the financial statements.	39

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes
0.250%, 06/30/2025		$3,705,000	$3,694,869
0.625%, 05/15/2030 to 08/15/2030		9,685,000	9,458,324
2.875%, 05/31/2025		5,065,000	5,634,615
			63,272,788
U.S. Government Agency – 33.2%
Federal Home Loan Mortgage Corp.
3.000%, 12/01/2046 to 04/01/2048		459,928	486,055
3.500%, 03/01/2048 to 06/01/2048		1,949,630	2,065,343
5.000%, 12/01/2034		129,916	148,295
6.500%, 04/01/2029 to 08/01/2034		8,886	10,521
7.500%, 12/01/2025 to 05/01/2028		2,439	2,748
Federal National Mortgage Association
1.500%, TBA (B)		4,000,000	4,117,261
2.000%, TBA (B)		20,200,000	21,031,401
2.500%, 07/01/2030 to 04/01/2045		1,275,949	1,354,296
2.660%, 03/01/2027		804,344	880,987
2.720%, 03/01/2027		727,987	787,068
3.000%, TBA (B)		8,600,000	9,014,816
3.500%, 06/01/2046 to 05/01/2048		6,265,494	6,665,836
4.000%, TBA (B)		5,800,000	6,193,765
4.500%, TBA (B)		3,300,000	3,578,500
5.000%, TBA (B)		1,800,000	1,991,813
Government National Mortgage Association
2.000%, TBA (B)		4,200,000	4,393,535
3.000%, TBA (B)		11,500,000	12,024,325
3.500%, TBA (B)		5,400,000	5,722,401
4.000%, TBA (B)		2,600,000	2,771,641
4.000%, 11/15/2040 to 02/15/2042		42,052	46,588
4.500%, TBA (B)		4,600,000	4,936,375
6.000%, 08/15/2032 to 04/15/2035		52,078	60,604
6.500%, 06/15/2028 to 02/15/2035		22,440	25,319
7.000%, 11/15/2031 to 11/15/2033		113,021	127,534
			88,437,027
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $144,867,111)			$151,709,815
FOREIGN GOVERNMENT OBLIGATIONS – 2.7%
Argentina – 0.0%
Republic of Argentina
1.000%, 07/09/2029		5,292	2,289
(0.125% to 7-9-21, then 1.125% to 7-9-22, then 1.500% to 7-9-23, then 3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter), 07/09/2035		155,241	56,663
			58,952
Australia – 0.1%
Commonwealth of Australia 1.750%, 06/21/2051	AUD	460,000	336,175
Bermuda – 0.1%
Government of Bermuda 2.375%, 08/20/2030 (C)		$200,000	209,750
Chile – 0.1%
Republic of Chile 2.550%, 01/27/2032		265,000	284,875
Dominican Republic – 0.2%
Government of Dominican Republic 6.400%, 06/05/2049 (C)		425,000	498,313
Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Egypt – 0.1%
Arab Republic of Egypt 7.625%, 05/29/2032 (C)		$210,000	$237,510
Ghana – 0.1%
Republic of Ghana 6.375%, 02/11/2027 (C)		200,000	207,438
Hungary – 0.0%
Republic of Hungary 6.375%, 03/29/2021		86,000	87,142
Israel – 0.3%
State of Israel 3.750%, 03/31/2047	ILS	1,660,000	736,125
Macedonia – 0.1%
Republic of Macedonia 3.675%, 06/03/2026 (C)	EUR	265,000	362,157
Mexico – 0.4%
Government of Mexico
1.125%, 01/17/2030		200,000	242,738
3.771%, 05/24/2061		$200,000	208,300
4.500%, 04/22/2029		200,000	234,800
4.750%, 04/27/2032 to 03/08/2044		265,000	318,486
			1,004,324
Panama – 0.1%
Republic of Panama 2.252%, 09/29/2032		200,000	206,000
Peru – 0.0%
Republic of Peru 2.392%, 01/23/2026		70,000	74,656
Qatar – 0.3%
State of Qatar
3.400%, 04/16/2025 (C)		400,000	441,000
3.750%, 04/16/2030 (C)		270,000	317,763
			758,763
Romania – 0.3%
Republic of Romania
2.625%, 12/02/2040 (C)	EUR	335,000	435,307
4.625%, 04/03/2049		317,000	522,701
			958,008
Senegal – 0.2%
Republic of Senegal
4.750%, 03/13/2028		200,000	260,499
6.250%, 05/23/2033		$255,000	285,987
			546,486
Tunisia – 0.1%
Banque Centrale de Tunisie 6.750%, 10/31/2023 (C)	EUR	190,000	219,783
United Arab Emirates – 0.2%
Government of Abu Dhabi
2.500%, 04/16/2025 (C)		$245,000	261,734
3.875%, 04/16/2050 (C)		200,000	243,800
			505,534
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $6,607,234)			$7,291,991
CORPORATE BONDS – 34.9%
Communication services – 5.1%
AT&T, Inc.
3.500%, 02/01/2061		145,000	144,116
3.550%, 09/15/2055 (C)		798,000	793,757
3.650%, 06/01/2051		185,000	193,365
3.650%, 09/15/2059 (C)		9,000	9,026
3.800%, 12/01/2057 (C)		116,000	120,478

The accompanying notes are an integral part of the financial statements.	40

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
CCO Holdings LLC
4.250%, 02/01/2031 (C)	$110,000	$115,925
4.500%, 08/15/2030 (C)	60,000	63,675
Charter Communications Operating LLC
2.300%, 02/01/2032	85,000	85,045
3.700%, 04/01/2051	30,000	31,099
4.800%, 03/01/2050	45,000	53,693
5.125%, 07/01/2049	75,000	91,395
5.750%, 04/01/2048	125,000	163,312
6.484%, 10/23/2045	365,000	517,199
6.834%, 10/23/2055	40,000	60,568
Comcast Corp.
3.200%, 07/15/2036	55,000	62,417
3.250%, 11/01/2039	255,000	289,013
3.400%, 07/15/2046	30,000	34,439
3.750%, 04/01/2040	270,000	324,417
4.049%, 11/01/2052	45,000	57,445
4.600%, 10/15/2038	115,000	151,346
4.650%, 07/15/2042	35,000	47,354
4.750%, 03/01/2044	20,000	27,343
4.950%, 10/15/2058	35,000	53,032
Cox Communications, Inc. 3.150%, 08/15/2024 (C)	601,000	651,509
CSC Holdings LLC 3.375%, 02/15/2031 (C)	430,000	421,938
Discovery Communications LLC
3.800%, 03/13/2024	80,000	87,276
3.950%, 06/15/2025	12,000	13,480
4.000%, 09/15/2055 (C)	246,000	274,827
5.300%, 05/15/2049	100,000	131,730
DISH DBS Corp. 6.750%, 06/01/2021	66,000	67,334
Lamar Media Corp. 3.750%, 02/15/2028	10,000	10,277
Sirius XM Radio, Inc. 4.125%, 07/01/2030 (C)	20,000	21,288
SoftBank Group Corp. (6.000% to 7-19-23, then 5 Year ICE Swap Rate + 4.226%) 07/19/2023 (D)	600,000	585,750
Sprint Corp. 7.125%, 06/15/2024	85,000	99,398
Sprint Spectrum Company LLC 5.152%, 03/20/2028 (C)	295,000	341,463
Telecom Italia Capital SA
6.000%, 09/30/2034	15,000	18,271
7.721%, 06/04/2038	25,000	34,750
Telefonica Celular del Paraguay SA 5.875%, 04/15/2027 (C)	400,000	426,000
Telefonica Emisiones SA 7.045%, 06/20/2036	170,000	253,309
Tencent Holdings, Ltd.
1.810%, 01/26/2026 (C)	200,000	204,404
3.595%, 01/19/2028 (C)	200,000	220,474
3.975%, 04/11/2029 (C)	400,000	455,569
The Walt Disney Company 2.650%, 01/13/2031	240,000	262,960
Time Warner Cable LLC
4.500%, 09/15/2042	415,000	485,621
5.875%, 11/15/2040	195,000	259,957
T-Mobile USA, Inc.
2.050%, 02/15/2028 (C)	375,000	390,060
3.300%, 02/15/2051 (C)	75,000	77,162
3.500%, 04/15/2025 (C)	320,000	353,594
3.875%, 04/15/2030 (C)	395,000	457,414
4.500%, 04/15/2050 (C)	140,000	172,674
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
T-Mobile USA, Inc. (continued)
6.500%, 01/15/2026	$625,000	$646,875
VEON Holdings BV 3.375%, 11/25/2027 (C)	225,000	231,212
Verizon Communications, Inc.
2.650%, 11/20/2040	145,000	146,429
2.875%, 11/20/2050	85,000	85,555
2.987%, 10/30/2056 (C)	83,000	83,373
3.000%, 11/20/2060	60,000	60,278
4.000%, 03/22/2050	55,000	66,601
4.272%, 01/15/2036	160,000	198,222
4.400%, 11/01/2034	225,000	280,589
4.500%, 08/10/2033	55,000	69,293
4.672%, 03/15/2055	90,000	120,711
4.812%, 03/15/2039	120,000	156,357
ViacomCBS, Inc.
4.200%, 05/19/2032	115,000	138,508
4.950%, 01/15/2031	515,000	644,686
Videotron, Ltd. 5.375%, 06/15/2024 (C)	40,000	44,100
Vodafone Group PLC 6.150%, 02/27/2037	190,000	273,542
WMG Acquisition Corp. 3.875%, 07/15/2030 (C)	20,000	21,255
		13,535,534
Consumer discretionary – 1.8%
Alibaba Group Holding, Ltd. 3.400%, 12/06/2027	235,000	262,977
Amazon.com, Inc. 3.875%, 08/22/2037	230,000	286,569
AutoZone, Inc. 3.625%, 04/15/2025	210,000	235,190
General Motors Company
5.200%, 04/01/2045	125,000	151,585
6.125%, 10/01/2025	70,000	84,891
Hanesbrands, Inc. 4.875%, 05/15/2026 (C)	50,000	54,313
Howard University
2.701%, 10/01/2029	100,000	102,783
2.801%, 10/01/2030	100,000	104,271
3.476%, 10/01/2041	120,000	123,001
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC 4.750%, 06/01/2027 (C)	20,000	21,120
Las Vegas Sands Corp. 3.500%, 08/18/2026	120,000	128,381
Lithia Motors, Inc. 4.625%, 12/15/2027 (C)	30,000	31,650
Lowe's Companies, Inc.
1.700%, 10/15/2030	445,000	448,996
3.700%, 04/15/2046	15,000	17,757
McDonald's Corp.
3.350%, 04/01/2023	180,000	191,739
3.625%, 09/01/2049	210,000	245,996
4.200%, 04/01/2050	65,000	83,416
New Red Finance, Inc. 3.500%, 02/15/2029 (C)	20,000	19,975
PulteGroup, Inc. 5.500%, 03/01/2026	665,000	791,293
Service Corp. International
3.375%, 08/15/2030	335,000	348,470
5.125%, 06/01/2029	507,000	561,503
The Home Depot, Inc. 3.300%, 04/15/2040	415,000	488,433

The accompanying notes are an integral part of the financial statements.	41

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
The William Carter Company 5.625%, 03/15/2027 (C)	$96,000	$101,040
Toll Brothers Finance Corp. 4.875%, 11/15/2025	50,000	56,125
		4,941,474
Consumer staples – 2.3%
Alimentation Couche-Tard, Inc.
2.950%, 01/25/2030 (C)	65,000	70,996
3.800%, 01/25/2050 (C)	50,000	59,132
Altria Group, Inc.
2.350%, 05/06/2025	100,000	106,228
2.625%, 09/16/2026	80,000	86,337
5.375%, 01/31/2044	185,000	236,117
5.800%, 02/14/2039	145,000	190,826
5.950%, 02/14/2049	45,000	62,947
Anheuser-Busch InBev Worldwide, Inc.
3.750%, 07/15/2042	299,000	339,655
4.600%, 04/15/2048	145,000	183,185
4.750%, 04/15/2058	60,000	78,366
5.450%, 01/23/2039	363,000	490,093
Archer-Daniels-Midland Company 3.250%, 03/27/2030	110,000	127,147
BAT Capital Corp.
2.259%, 03/25/2028	70,000	72,632
2.789%, 09/06/2024	250,000	267,213
BAT International Finance PLC 1.668%, 03/25/2026	300,000	307,013
Conagra Brands, Inc.
1.375%, 11/01/2027	250,000	252,250
4.300%, 05/01/2024	95,000	106,303
4.600%, 11/01/2025	30,000	35,331
5.400%, 11/01/2048	30,000	42,745
Constellation Brands, Inc.
2.650%, 11/07/2022	155,000	161,070
3.150%, 08/01/2029	92,000	102,406
3.600%, 02/15/2028	323,000	368,821
4.650%, 11/15/2028	70,000	85,253
Diageo Capital PLC 2.000%, 04/29/2030	400,000	416,894
Kellogg Company 3.400%, 11/15/2027	150,000	169,583
Kernel Holding SA 6.500%, 10/17/2024	200,000	211,970
Minerva Luxembourg SA 6.500%, 09/20/2026	255,000	267,753
Mondelez International, Inc. 1.500%, 05/04/2025 to 02/04/2031	305,000	307,685
NBM US Holdings, Inc. 7.000%, 05/14/2026 (C)	420,000	457,279
PepsiCo, Inc. 3.625%, 03/19/2050	155,000	196,318
Philip Morris International, Inc. 2.100%, 05/01/2030	270,000	281,441
TreeHouse Foods, Inc. 4.000%, 09/01/2028	10,000	10,344
		6,151,333
Energy – 2.5%
Apache Corp. 4.875%, 11/15/2027	20,000	21,200
Borets Finance DAC 6.000%, 09/17/2026 (C)	430,000	448,834
BP Capital Markets America, Inc. 3.633%, 04/06/2030	50,000	58,140
Continental Resources, Inc. 5.750%, 01/15/2031 (C)	20,000	22,200
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
DCP Midstream Operating LP
4.950%, 04/01/2022	$20,000	$20,600
5.600%, 04/01/2044	30,000	30,937
Energy Transfer Operating LP
3.750%, 05/15/2030	105,000	113,200
4.950%, 06/15/2028	150,000	172,821
5.250%, 04/15/2029	225,000	262,584
6.125%, 12/15/2045	305,000	361,326
EQM Midstream Partners LP 6.500%, 07/01/2027 (C)	5,000	5,630
Equinor ASA
1.750%, 01/22/2026	170,000	178,541
3.625%, 04/06/2040	160,000	192,514
3.700%, 04/06/2050	60,000	72,177
Exxon Mobil Corp. 4.227%, 03/19/2040	190,000	236,165
Galaxy Pipeline Assets Bidco, Ltd. 2.625%, 03/31/2036 (C)	630,000	653,519
Halliburton Company 4.850%, 11/15/2035	85,000	99,127
Hess Corp.
7.125%, 03/15/2033	58,000	75,700
7.300%, 08/15/2031	155,000	202,690
Kinder Morgan Energy Partners LP 3.500%, 03/01/2021	240,000	240,000
Marathon Petroleum Corp. 4.700%, 05/01/2025	260,000	297,788
MPLX LP
1.750%, 03/01/2026	25,000	25,867
4.125%, 03/01/2027	5,000	5,765
4.250%, 12/01/2027	160,000	187,792
4.700%, 04/15/2048	145,000	171,683
5.200%, 03/01/2047	40,000	48,588
5.500%, 02/15/2049	15,000	19,722
ONEOK, Inc.
3.100%, 03/15/2030	30,000	31,942
4.450%, 09/01/2049	105,000	110,266
5.850%, 01/15/2026	125,000	149,690
6.000%, 06/15/2035	30,000	36,715
Ovintiv, Inc. 6.500%, 08/15/2034	5,000	5,787
Phillips 66 2.150%, 12/15/2030	85,000	86,239
Phillips 66 Partners LP 4.900%, 10/01/2046	220,000	246,154
QEP Resources, Inc. 5.375%, 10/01/2022	40,000	41,658
Sabine Pass Liquefaction LLC 4.500%, 05/15/2030 (C)	200,000	236,938
SM Energy Company 6.125%, 11/15/2022	35,000	33,950
Sunoco Logistics Partners Operations LP 4.000%, 10/01/2027	65,000	71,100
Targa Resources Partners LP 4.875%, 02/01/2031 (C)	20,000	21,700
Texas Eastern Transmission LP 2.800%, 10/15/2022 (C)	50,000	51,681
The Williams Companies, Inc.
4.900%, 01/15/2045	8,000	9,433
5.100%, 09/15/2045	25,000	30,854
5.800%, 11/15/2043	30,000	39,094
6.300%, 04/15/2040	27,000	35,865
TransCanada PipeLines, Ltd.
4.100%, 04/15/2030	200,000	236,174
4.625%, 03/01/2034	130,000	158,757

The accompanying notes are an integral part of the financial statements.	42

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Tullow Oil PLC 7.000%, 03/01/2025 (C)		$200,000	$133,000
Valero Energy Corp.
2.150%, 09/15/2027		305,000	311,506
4.000%, 04/01/2029		95,000	106,827
4.900%, 03/15/2045		125,000	145,470
Western Midstream Operating LP 5.050%, 02/01/2030		10,000	11,125
YPF SA 16.500%, 05/09/2022 (C)	ARS	6,797,946	58,210
			6,625,245
Financials – 8.1%
American International Group, Inc. 2.500%, 06/30/2025		$495,000	532,016
Aon Corp. 2.200%, 11/15/2022		185,000	191,204
Bank of America Corp. 7.750%, 05/14/2038		300,000	510,949
Bank of America Corp. (2.456% to 10-22-24, then 3 month LIBOR + 0.870%) 10/22/2025		270,000	287,777
Bank of America Corp. (3.366% to 1-23-25, then 3 month LIBOR + 0.810%) 01/23/2026		740,000	814,516
Bank of America Corp. (3.705% to 4-24-27, then 3 month LIBOR + 1.512%) 04/24/2028		90,000	102,423
Bank of America Corp. (4.083% to 3-20-50, then 3 month LIBOR + 3.150%) 03/20/2051		625,000	788,011
BNP Paribas SA (2.219% to 6-9-25, then SOFR + 2.074%) 06/09/2026 (C)		240,000	251,140
Brighthouse Financial, Inc. 5.625%, 05/15/2030		610,000	752,664
Capital One Financial Corp. 3.900%, 01/29/2024		205,000	224,521
Citigroup, Inc.
3.200%, 10/21/2026		225,000	251,384
4.450%, 09/29/2027		45,000	53,055
Citigroup, Inc. (2.312% to 11-4-21, then SOFR + 0.867%) 11/04/2022		235,000	238,764
Citigroup, Inc. (3.352% to 4-24-24, then 3 month LIBOR + 0.897%) 04/24/2025		220,000	239,142
Citigroup, Inc. (3.980% to 3-20-29, then 3 month LIBOR + 1.338%) 03/20/2030		110,000	129,299
Citigroup, Inc. (4.412% to 3-31-30, then SOFR + 3.914%) 03/31/2031		165,000	199,941
Credit Suisse Group AG (6.250% to 12-18-24, then 5 Year U.S. Swap Rate + 3.455%) 12/18/2024 (D)		475,000	518,879
DAE Funding LLC
4.500%, 08/01/2022 (C)		5,000	5,059
5.000%, 08/01/2024 (C)		5,000	5,125
Danske Bank A/S
5.000%, 01/12/2022 (C)		225,000	234,886
5.375%, 01/12/2024 (C)		235,000	265,082
Fifth Third Bancorp 2.375%, 01/28/2025		205,000	218,125
FirstCash, Inc. 4.625%, 09/01/2028 (C)		250,000	257,813
GE Capital Funding LLC 4.400%, 05/15/2030 (C)		235,000	276,884
Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Genworth Holdings, Inc. 4.900%, 08/15/2023		$50,000	$47,250
GTP Acquisition Partners I LLC 3.482%, 06/16/2025 (C)		730,000	782,672
HSBC Holdings PLC (1.589% to 5-24-26, then SOFR + 1.290%) 05/24/2027		305,000	310,083
Industrial & Commercial Bank of China, Ltd. (3 month LIBOR + 0.750%) 0.963%, 05/21/2021 (E)		200,000	200,050
Inter-American Development Bank 7.250%, 06/10/2021	MXN	5,530,000	279,697
JPMorgan Chase & Co. (2.956% to 5-13-30, then SOFR + 2.515%) 05/13/2031		$50,000	54,812
JPMorgan Chase & Co. (3.109% to 4-22-40, then SOFR + 2.460%) 04/22/2041		110,000	122,777
JPMorgan Chase & Co. (3.109% to 4-22-50, then SOFR + 2.440%) 04/22/2051		70,000	77,789
JPMorgan Chase & Co. (3.220% to 3-1-24, then 3 month LIBOR + 1.155%) 03/01/2025		295,000	318,407
JPMorgan Chase & Co. (3.509% to 1-23-28, then 3 month LIBOR + 0.945%) 01/23/2029		285,000	325,013
JPMorgan Chase & Co. (3.702% to 5-6-29, then 3 month LIBOR + 1.160%) 05/06/2030		280,000	324,651
JPMorgan Chase & Co. (3.797% to 7-23-23, then 3 month LIBOR + 0.890%) 07/23/2024		295,000	320,170
JPMorgan Chase & Co. (3.960% to 1-29-26, then 3 month LIBOR + 1.245%) 01/29/2027		595,000	683,554
JPMorgan Chase & Co. (4.005% to 4-23-28, then 3 month LIBOR + 1.120%) 04/23/2029		160,000	187,766
Marsh & McLennan Companies, Inc.
3.875%, 03/15/2024		175,000	192,990
4.750%, 03/15/2039		120,000	161,315
Massachusetts Mutual Life Insurance Company 3.729%, 10/15/2070 (C)		49,000	53,974
MGIC Investment Corp. 5.750%, 08/15/2023 (F)		30,000	32,475
Morgan Stanley
2.500%, 04/21/2021		625,000	628,874
3.125%, 07/27/2026		55,000	61,590
Morgan Stanley (1.794% to 2-13-31, then SOFR + 1.034%) 02/13/2032		515,000	517,872
Morgan Stanley (2.699% to 1-22-30, then SOFR + 1.143%) 01/22/2031		305,000	330,921
Morgan Stanley (3.591% to 7-22-27, then 3 month LIBOR + 1.340%) 07/22/2028		395,000	450,792
Morgan Stanley (4.431% to 1-23-29, then 3 month LIBOR + 1.628%) 01/23/2030		95,000	115,764
MSCI, Inc.
3.875%, 02/15/2031 (C)		30,000	31,725
4.000%, 11/15/2029 (C)		25,000	26,625
5.375%, 05/15/2027 (C)		603,000	643,703

The accompanying notes are an integral part of the financial statements.	43

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Navient Corp. 7.250%, 01/25/2022 to 09/25/2023	$85,000	$90,609
New York Life Global Funding 2.000%, 01/22/2025 (C)	320,000	336,619
Power Finance Corp., Ltd. 3.950%, 04/23/2030 (C)	515,000	549,005
Santander Holdings USA, Inc. 3.700%, 03/28/2022	200,000	206,529
State Street Corp. (2.354% to 11-1-24, then SOFR + 0.940%) 11/01/2025	265,000	282,787
State Street Corp. (2.901% to 3-30-25, then SOFR + 2.600%) 03/30/2026	130,000	141,584
The Bank of New York Mellon Corp. 2.100%, 10/24/2024	260,000	277,114
The Goldman Sachs Group, Inc. 6.750%, 10/01/2037	165,000	252,199
The Goldman Sachs Group, Inc. (4.017% to 10-31-37, then 3 month LIBOR + 1.373%) 10/31/2038	235,000	286,425
The PNC Financial Services Group, Inc.
2.200%, 11/01/2024	185,000	196,574
2.550%, 01/22/2030	45,000	49,274
The Progressive Corp. 3.200%, 03/26/2030	155,000	178,411
Truist Bank 2.250%, 03/11/2030	620,000	650,122
UBS Group AG 2.650%, 02/01/2022 (C)	380,000	389,652
UBS Group AG (7.000% to 2-19-25, then 5 Year U.S. Swap Rate + 4.866%) 02/19/2025 (D)	200,000	227,250
UniCredit SpA 6.572%, 01/14/2022 (C)	350,000	368,828
Unum Group
4.000%, 06/15/2029	80,000	89,937
4.500%, 03/15/2025 to 12/15/2049	280,000	307,439
Voya Financial, Inc. 4.800%, 06/15/2046	5,000	6,328
Wells Fargo & Company
3.000%, 04/22/2026 to 10/23/2026	310,000	342,166
3.069%, 01/24/2023	380,000	390,835
3.750%, 01/24/2024	330,000	360,208
4.400%, 06/14/2046	60,000	75,064
4.900%, 11/17/2045	15,000	19,966
5.606%, 01/15/2044	15,000	21,246
Wells Fargo & Company (2.406% to 10-30-24, then 3 month LIBOR + 0.825%) 10/30/2025	465,000	491,590
Wells Fargo & Company (5.013% to 4-4-50, then 3 month LIBOR + 4.240%) 04/04/2051	105,000	149,147
Willis North America, Inc. 3.600%, 05/15/2024	115,000	125,551
		21,494,429
Health care – 3.6%
AbbVie, Inc.
3.200%, 11/21/2029	265,000	296,834
4.250%, 11/21/2049	220,000	275,741
4.625%, 10/01/2042	135,000	171,157
Alcon Finance Corp. 2.750%, 09/23/2026 (C)	400,000	437,680
Amgen, Inc.
1.900%, 02/21/2025	65,000	68,309
2.200%, 02/21/2027	120,000	128,601
2.300%, 02/25/2031	475,000	506,316
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Amgen, Inc. (continued)
3.150%, 02/21/2040	$105,000	$115,427
3.375%, 02/21/2050	130,000	144,977
Anthem, Inc.
3.500%, 08/15/2024	70,000	76,794
4.625%, 05/15/2042	65,000	84,634
Bausch Health Companies, Inc.
5.750%, 08/15/2027 (C)	50,000	53,625
7.000%, 03/15/2024 (C)	10,000	10,288
Baxalta, Inc. 3.600%, 06/23/2022	11,000	11,445
Baxter International, Inc. 3.950%, 04/01/2030 (C)	115,000	137,367
Bayer US Finance II LLC 4.250%, 12/15/2025 (C)	260,000	297,138
Becton, Dickinson and Company
2.823%, 05/20/2030	35,000	38,448
3.363%, 06/06/2024	490,000	532,581
Boston Scientific Corp.
1.900%, 06/01/2025	125,000	131,274
3.750%, 03/01/2026	415,000	470,854
Bristol-Myers Squibb Company
0.750%, 11/13/2025	390,000	392,579
2.550%, 11/13/2050	95,000	96,982
Centene Corp.
3.375%, 02/15/2030	5,000	5,260
4.250%, 12/15/2027	50,000	53,000
4.625%, 12/15/2029	562,000	623,938
CommonSpirit Health 3.347%, 10/01/2029	45,000	49,389
CVS Health Corp.
4.125%, 04/01/2040	285,000	339,806
5.125%, 07/20/2045	170,000	228,541
Gilead Sciences, Inc. 1.650%, 10/01/2030	460,000	461,230
GlaxoSmithKline Capital, Inc. 3.625%, 05/15/2025	325,000	365,147
HCA, Inc. 3.500%, 09/01/2030	40,000	42,481
Hill-Rom Holdings, Inc. 4.375%, 09/15/2027 (C)	30,000	31,693
Pfizer, Inc.
1.700%, 05/28/2030	195,000	202,342
2.625%, 04/01/2030	90,000	100,391
Rede D'or Finance Sarl 4.500%, 01/22/2030 (C)	680,000	708,900
Royalty Pharma PLC
1.750%, 09/02/2027 (C)	20,000	20,571
2.200%, 09/02/2030 (C)	225,000	230,927
3.300%, 09/02/2040 (C)	105,000	110,250
3.550%, 09/02/2050 (C)	160,000	170,467
Shire Acquisitions Investments Ireland DAC 2.400%, 09/23/2021	56,000	56,730
Sutter Health 3.361%, 08/15/2050	110,000	119,518
Takeda Pharmaceutical Company, Ltd. 2.050%, 03/31/2030	200,000	204,516
Teleflex, Inc. 4.250%, 06/01/2028 (C)	25,000	26,500
Teva Pharmaceutical Finance Netherlands III BV 3.150%, 10/01/2026	345,000	331,635
Thermo Fisher Scientific, Inc. 3.000%, 04/15/2023	40,000	42,213

The accompanying notes are an integral part of the financial statements.	44

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
UnitedHealth Group, Inc.
2.375%, 08/15/2024	$170,000	$181,120
2.875%, 08/15/2029	45,000	51,124
3.500%, 08/15/2039	100,000	118,802
4.750%, 07/15/2045	50,000	70,410
Viatris, Inc.
1.650%, 06/22/2025 (C)	85,000	87,838
2.300%, 06/22/2027 (C)	70,000	74,493
		9,588,283
Industrials – 2.0%
Ashtead Capital, Inc. 4.375%, 08/15/2027 (C)	605,000	639,031
Carrier Global Corp. 2.700%, 02/15/2031	110,000	118,118
Clean Harbors, Inc.
4.875%, 07/15/2027 (C)	625,000	652,069
5.125%, 07/15/2029 (C)	25,000	27,313
Equifax, Inc.
2.600%, 12/15/2025	133,000	143,527
3.100%, 05/15/2030	40,000	44,470
FedEx Corp.
3.300%, 03/15/2027	90,000	100,803
4.250%, 05/15/2030	155,000	188,230
General Dynamics Corp. 4.250%, 04/01/2040	95,000	123,497
General Electric Company 3.625%, 05/01/2030	130,000	148,498
International Airport Finance SA 12.000%, 03/15/2033 (C)	329,236	327,589
L3Harris Technologies, Inc. 3.850%, 06/15/2023	260,000	280,821
Northrop Grumman Corp. 5.150%, 05/01/2040	165,000	227,771
Otis Worldwide Corp. 2.565%, 02/15/2030	270,000	289,781
Penske Truck Leasing Company LP
2.700%, 11/01/2024 (C)	250,000	267,789
4.000%, 07/15/2025 (C)	230,000	260,772
Raytheon Technologies Corp.
3.650%, 08/16/2023	4,000	4,312
3.950%, 08/16/2025	185,000	212,138
4.450%, 11/16/2038	155,000	195,205
4.625%, 11/16/2048	35,000	47,436
Sensata Technologies BV 5.000%, 10/01/2025 (C)	75,000	83,438
The Boeing Company
5.040%, 05/01/2027	165,000	192,825
5.150%, 05/01/2030	170,000	205,729
Trane Technologies Global Holding Company, Ltd. 2.900%, 02/21/2021	110,000	110,348
Trane Technologies Luxembourg Finance SA 4.500%, 03/21/2049	40,000	52,057
Union Pacific Corp.
2.973%, 09/16/2062 (C)	240,000	250,115
3.839%, 03/20/2060	15,000	18,528
United Rentals North America, Inc.
4.000%, 07/15/2030	35,000	36,838
5.500%, 05/15/2027	65,000	69,631
Waste Management, Inc.
2.500%, 11/15/2050	60,000	60,499
4.150%, 07/15/2049	30,000	39,910
		5,419,088
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology – 3.5%
Apple, Inc.
2.200%, 09/11/2029	$275,000	$296,772
2.650%, 05/11/2050	60,000	63,554
3.450%, 02/09/2045	45,000	54,521
4.375%, 05/13/2045	35,000	47,889
Black Knight InfoServ LLC 3.625%, 09/01/2028 (C)	419,000	428,951
Booz Allen Hamilton, Inc. 3.875%, 09/01/2028 (C)	510,000	525,300
Broadcom, Inc.
4.250%, 04/15/2026	46,000	52,693
5.000%, 04/15/2030	590,000	716,855
CDK Global, Inc. 5.250%, 05/15/2029 (C)	5,000	5,540
CDW LLC
3.250%, 02/15/2029	310,000	316,107
4.250%, 04/01/2028	20,000	21,115
Entegris, Inc.
4.375%, 04/15/2028 (C)	40,000	42,600
4.625%, 02/10/2026 (C)	25,000	25,938
Fair Isaac Corp. 4.000%, 06/15/2028 (C)	28,000	29,470
Fidelity National Information Services, Inc.
3.750%, 05/21/2029	130,000	152,547
4.250%, 05/15/2028	60,000	71,418
Fiserv, Inc.
2.250%, 06/01/2027	625,000	665,821
3.200%, 07/01/2026	205,000	229,582
Gartner, Inc.
3.750%, 10/01/2030 (C)	143,000	150,150
4.500%, 07/01/2028 (C)	193,000	203,615
Global Payments, Inc.
2.900%, 05/15/2030	185,000	201,153
3.200%, 08/15/2029	80,000	88,795
HP, Inc.
2.200%, 06/17/2025	135,000	142,901
3.000%, 06/17/2027	135,000	148,900
IBM Corp.
1.950%, 05/15/2030	310,000	319,346
3.500%, 05/15/2029	275,000	318,182
4.250%, 05/15/2049	100,000	131,083
Intel Corp. 3.100%, 02/15/2060	175,000	192,233
Leidos, Inc. 3.625%, 05/15/2025 (C)	130,000	145,352
Mastercard, Inc. 3.350%, 03/26/2030	60,000	70,000
Microchip Technology, Inc.
2.670%, 09/01/2023 (C)	370,000	386,943
4.250%, 09/01/2025 (C)	10,000	10,579
Microsoft Corp.
2.675%, 06/01/2060	31,000	33,514
3.950%, 08/08/2056	149,000	204,192
Nokia OYJ
4.375%, 06/12/2027	130,000	141,782
6.625%, 05/15/2039	40,000	51,092
NortonLifeLock, Inc. 5.000%, 04/15/2025 (C)	530,000	540,600
NVIDIA Corp. 3.500%, 04/01/2040	185,000	221,862
NXP BV
4.300%, 06/18/2029 (C)	25,000	29,782
4.875%, 03/01/2024 (C)	350,000	394,717
5.350%, 03/01/2026 (C)	115,000	138,512

The accompanying notes are an integral part of the financial statements.	45

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
NXP BV (continued)
5.550%, 12/01/2028 (C)		$95,000	$120,997
Oracle Corp.
3.600%, 04/01/2040		35,000	40,955
3.850%, 04/01/2060		500,000	613,546
Qorvo, Inc. 3.375%, 04/01/2031 (C)		15,000	15,488
QUALCOMM, Inc.
4.650%, 05/20/2035		10,000	13,367
4.800%, 05/20/2045		110,000	156,263
SS&C Technologies, Inc. 5.500%, 09/30/2027 (C)		262,000	279,821
Western Digital Corp. 4.750%, 02/15/2026		20,000	22,100
Xerox Holdings Corp. 5.500%, 08/15/2028 (C)		20,000	21,223
			9,295,718
Materials – 1.5%
Alpek SAB de CV 4.250%, 09/18/2029 (C)		200,000	219,300
Anglo American Capital PLC
4.750%, 04/10/2027 (C)		200,000	235,843
4.875%, 05/14/2025 (C)		280,000	323,830
Ball Corp. 4.000%, 11/15/2023		570,000	607,050
Commercial Metals Company 5.375%, 07/15/2027		20,000	21,050
DuPont de Nemours, Inc. 4.205%, 11/15/2023		340,000	375,075
Kaiser Aluminum Corp. 4.625%, 03/01/2028 (C)		20,000	20,750
LYB International Finance III LLC
1.250%, 10/01/2025		85,000	86,470
3.800%, 10/01/2060		55,000	59,104
Metinvest BV 5.625%, 06/17/2025 (C)	EUR	195,000	246,464
Olin Corp. 5.125%, 09/15/2027		$45,000	47,076
Standard Industries, Inc.
3.375%, 01/15/2031 (C)		40,000	40,200
4.375%, 07/15/2030 (C)		195,000	208,597
Steel Dynamics, Inc. 2.800%, 12/15/2024		201,000	216,055
Suzano Austria GmbH 5.000%, 01/15/2030		500,000	567,815
Syngenta Finance NV 4.892%, 04/24/2025 (C)		200,000	214,612
The Chemours Company 5.375%, 05/15/2027 (F)		45,000	47,925
The Dow Chemical Company 4.800%, 05/15/2049 (F)		66,000	88,627
The Sherwin-Williams Company 3.300%, 05/15/2050		60,000	66,210
Vale Overseas, Ltd. 3.750%, 07/08/2030 (F)		365,000	406,066
			4,098,119
Real estate – 1.1%
American Tower Corp.
1.500%, 01/31/2028		170,000	170,984
2.400%, 03/15/2025		135,000	143,522
2.950%, 01/15/2051		200,000	200,094
Brixmor Operating Partnership LP 4.050%, 07/01/2030		285,000	326,945
Equinix, Inc. 1.800%, 07/15/2027 (F)		40,000	41,159
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
GLP Capital LP
4.000%, 01/15/2031	$230,000	$250,981
5.300%, 01/15/2029	130,000	151,271
5.750%, 06/01/2028	130,000	153,980
SBA Tower Trust
2.836%, 01/15/2025 (C)	300,000	319,405
3.168%, 04/11/2022 (C)	530,000	534,256
3.448%, 03/15/2023 (C)	435,000	461,304
VEREIT Operating Partnership LP
2.200%, 06/15/2028	15,000	15,331
2.850%, 12/15/2032	15,000	15,674
3.400%, 01/15/2028	60,000	66,208
VICI Properties LP 4.250%, 12/01/2026 (C)	10,000	10,372
		2,861,486
Utilities – 3.4%
Alabama Power Company 4.150%, 08/15/2044	160,000	202,675
American Water Capital Corp.
2.800%, 05/01/2030	85,000	93,780
4.150%, 06/01/2049	110,000	144,869
AmeriGas Partners LP
5.625%, 05/20/2024	20,000	21,550
5.875%, 08/20/2026	40,000	45,000
Berkshire Hathaway Energy Company
1.650%, 05/15/2031 (C)	55,000	54,958
3.250%, 04/15/2028	135,000	154,264
Centrais Eletricas Brasileiras SA 3.625%, 02/04/2025 (C)	200,000	207,502
Cleco Corporate Holdings LLC
3.375%, 09/15/2029	140,000	143,716
3.743%, 05/01/2026	54,000	59,748
4.973%, 05/01/2046	10,000	11,685
Commonwealth Edison Company 3.650%, 06/15/2046	175,000	207,679
Dominion Energy South Carolina, Inc. 5.100%, 06/01/2065	50,000	78,624
Dominion Energy, Inc. 3.375%, 04/01/2030	15,000	17,078
Duke Energy Florida LLC 3.400%, 10/01/2046	135,000	153,883
Duke Energy Indiana LLC 3.250%, 10/01/2049	105,000	118,698
Duke Energy Progress LLC 3.700%, 10/15/2046	70,000	84,391
Eastern Energy Gas Holdings LLC 2.500%, 11/15/2024	190,000	203,237
Evergy, Inc.
2.450%, 09/15/2024	90,000	95,416
2.900%, 09/15/2029	240,000	262,940
Exelon Corp.
2.450%, 04/15/2021	50,000	50,196
3.950%, 06/15/2025	300,000	339,291
FirstEnergy Corp.
1.600%, 01/15/2026	35,000	34,200
2.250%, 09/01/2030	175,000	169,181
Florida Power & Light Company 3.990%, 03/01/2049	45,000	58,743
Georgia Power Company
2.100%, 07/30/2023	255,000	266,329
4.300%, 03/15/2042	200,000	253,609
IPALCO Enterprises, Inc.
3.700%, 09/01/2024	175,000	190,715
4.250%, 05/01/2030 (C)	510,000	588,462

The accompanying notes are an integral part of the financial statements.	46

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
ITC Holdings Corp. 2.950%, 05/14/2030 (C)	$220,000	$240,338
MidAmerican Energy Company
3.150%, 04/15/2050	115,000	132,172
3.650%, 08/01/2048	45,000	54,922
NextEra Energy Capital Holdings, Inc. 2.250%, 06/01/2030	150,000	157,176
NiSource, Inc.
3.490%, 05/15/2027	210,000	238,037
3.600%, 05/01/2030	315,000	364,319
NRG Energy, Inc.
2.000%, 12/02/2025 (C)	190,000	196,928
2.450%, 12/02/2027 (C)	190,000	199,962
Oglethorpe Power Corp.
3.750%, 08/01/2050 (C)	35,000	37,545
5.050%, 10/01/2048	135,000	171,154
Oncor Electric Delivery Company LLC
3.100%, 09/15/2049	45,000	51,676
5.750%, 03/15/2029	70,000	92,268
Pacific Gas & Electric Company 2.500%, 02/01/2031	430,000	430,713
PacifiCorp
4.125%, 01/15/2049	33,000	42,356
4.150%, 02/15/2050	45,000	58,603
Public Service Electric & Gas Company 3.800%, 03/01/2046	50,000	61,304
Public Service Enterprise Group, Inc. 2.875%, 06/15/2024	220,000	236,809
Puget Energy, Inc.
3.650%, 05/15/2025	250,000	275,653
4.100%, 06/15/2030	205,000	231,680
Sempra Energy
3.400%, 02/01/2028	200,000	227,952
3.800%, 02/01/2038	85,000	98,335
4.000%, 02/01/2048	25,000	29,738
Southern California Edison Company
2.250%, 06/01/2030	85,000	88,447
2.850%, 08/01/2029	150,000	163,120
3.650%, 02/01/2050	35,000	39,682
4.000%, 04/01/2047	72,000	84,433
The AES Corp. 3.300%, 07/15/2025 (C)	175,000	190,750
The Connecticut Light & Power Company 4.000%, 04/01/2048	45,000	58,169
The Southern Company
2.950%, 07/01/2023	70,000	74,123
3.700%, 04/30/2030	245,000	283,554
Union Electric Company 4.000%, 04/01/2048	45,000	56,663
		8,981,000
TOTAL CORPORATE BONDS (Cost $85,434,126)		$92,991,709
MUNICIPAL BONDS – 2.3%
Chicago Board of Education (Illinois), GO
6.038%, 12/01/2029	30,000	31,811
6.138%, 12/01/2039	155,000	163,423
6.319%, 11/01/2029	185,000	198,043
Chicago Transit Authority (Illinois) 3.912%, 12/01/2040	90,000	101,272
County of Riverside (California)
2.963%, 02/15/2027	600,000	638,664
3.070%, 02/15/2028	600,000	641,874
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
Metropolitan Transportation Authority (New York)
4.750%, 11/15/2045	$255,000	$298,875
5.175%, 11/15/2049	705,000	826,098
Municipal Electric Authority of Georgia 6.637%, 04/01/2057	198,000	301,109
New York Transportation Development Corp. 4.248%, 09/01/2035	785,000	870,777
Philadelphia Authority for Industrial Development (Pennsylvania) 6.550%, 10/15/2028	675,000	869,441
State Board of Administration Finance Corp. (Florida) 1.258%, 07/01/2025	510,000	521,684
State of California, GO 7.300%, 10/01/2039 (F)	30,000	49,519
State of Connecticut, GO 3.000%, 07/01/2021	20,000	20,268
State of Illinois, GO
4.950%, 06/01/2023 (F)	336,818	345,131
5.000%, 01/01/2023	40,000	41,440
5.563%, 02/01/2021	80,000	80,188
5.947%, 04/01/2022	120,000	127,030
TOTAL MUNICIPAL BONDS (Cost $5,669,506)		$6,126,647
TERM LOANS (G) – 3.2%
Communication services – 0.3%
Clear Channel Outdoor Holdings, Inc., Term Loan B (3 month LIBOR + 3.500%) 3.714%, 08/21/2026	138,250	132,818
CSC Holdings LLC, 2019 Term Loan B5 (1 month LIBOR + 2.500%) 2.659%, 04/15/2027	98,009	96,988
Delta 2 Lux Sarl, 2018 USD Term Loan (1 month LIBOR + 2.500%) 3.500%, 02/01/2024	131,829	130,229
ION Media Networks, Inc., 2019 Term Loan B (1 month LIBOR + 3.000%) 3.147%, 12/18/2024	203,428	203,088
Terrier Media Buyer, Inc., Term Loan B (1 month LIBOR + 4.250%) 4.397%, 12/17/2026	108,900	108,866
		671,989
Consumer discretionary – 0.5%
Adient US LLC, Term Loan B (1 and 3 month LIBOR + 4.250%) 4.414%, 05/06/2024	98,500	98,336
APX Group, Inc. 2020 Term Loan (Prime rate + 4.000% and 1 month LIBOR + 5.000%) 5.148%, 12/31/2025	196,019	194,723
Bass Pro Group LLC, Term Loan B (1 month LIBOR + 5.000%) 5.750%, 09/25/2024	96,750	96,923
Boyd Gaming Corp., Term Loan B3 (1 week LIBOR + 2.250%) 2.352%, 09/15/2023	69,336	68,649
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B (1 month LIBOR + 2.750%) 2.897%, 12/23/2024	107,952	105,780
Clarios Global LP, USD Term Loan B (1 month LIBOR + 3.500%) 3.647%, 04/30/2026	96,964	96,459

The accompanying notes are an integral part of the financial statements.	47

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
TERM LOANS (G) (continued)
Consumer discretionary (continued)
Golden Entertainment, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 3.000%) 3.750%, 10/21/2024		$120,625	$117,629
Hayward Industries, Inc., 1st Lien Term Loan (1 month LIBOR + 3.500%) 3.647%, 08/05/2024		100,000	98,708
KFC Holding Company, 2018 Term Loan B 04/03/2025 TBD (H)		125,000	123,929
New Red Finance, Term Loan B4 11/19/2026 TBD (H)		200,000	196,938
Staples, Inc., 7 Year Term Loan (3 month LIBOR + 5.000%) 5.214%, 04/16/2026		126,449	122,239
Verisure Holding AB, 2020 EUR Term Loan B 07/20/2026 TBD (H)	EUR	115,000	140,819
			1,461,132
Consumer staples – 0.2%
Brightview Landscapes LLC, 2018 1st Lien Term Loan B (1 and 3 month LIBOR + 2.500%) 2.688%, 08/15/2025		$169,216	168,230
Coty, Inc., 2018 USD Term Loan B (1 month LIBOR + 2.250%) 2.402%, 04/07/2025		103,698	97,476
Sunshine Luxembourg VII Sarl, USD Term Loan B1 (3 month LIBOR + 4.000%) 5.000%, 10/01/2026		148,500	148,779
			414,485
Financials – 0.1%
Asurion LLC, 2018 Term Loan B6 (1 month LIBOR + 3.000%) 3.147%, 11/03/2023		124,076	122,783
Asurion LLC, 2020 Term Loan B8 12/23/2026 TBD (H)		100,000	98,870
Sedgwick Claims Management Services, Inc., 2019 Term Loan B (1 month LIBOR + 4.000%) 4.147%, 09/03/2026		132,975	132,394
			354,047
Health care – 0.4%
ADMI Corp., 2020 Incremental Term Loan 12/15/2027 TBD (H)		100,000	99,975
Bausch Health Americas, Inc., 2018 Term Loan B (1 month LIBOR + 3.000%) 3.148%, 06/02/2025		72,243	71,927
Change Healthcare Holdings LLC, 2017 Term Loan B (1 and 3 month LIBOR + 2.500%) 3.500%, 03/01/2024		104,213	103,640
Elanco Animal Health, Inc., Term Loan B 08/01/2027 TBD (H)		395,000	391,133
Endo International PLC, 2017 Term Loan B (3 month LIBOR + 4.250%) 5.000%, 04/29/2024		144,750	142,217
MPH Acquisition Holdings LLC, 2016 Term Loan B (3 month LIBOR + 2.750%) 3.750%, 06/07/2023		84,330	83,856
Pathway Vet Alliance LLC, 2020 Delayed Draw Term Loan (1 and 3 month LIBOR + 4.000%) 4.148%, 03/31/2027		7,497	7,486
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (G) (continued)
Health care (continued)
Pathway Vet Alliance LLC, 2020 Term Loan (1 month LIBOR + 4.000%) 4.146%, 03/31/2027	$91,790	$91,652
		991,886
Industrials – 0.8%
Altra Industrial Motion Corp., 2018 Term Loan B 10/01/2025 TBD (H)	130,000	129,675
American Builders & Contractors Supply Company, Inc., 2019 Term Loan 01/15/2027 TBD (H)	400,000	395,856
AVSC Holding Corp., 2020 Term Loan B1 (3 month LIBOR + 3.500%) 4.500%, 03/03/2025	73,120	62,107
Brand Industrial Services, Inc., 2017 Term Loan (3 month LIBOR + 4.250%) 5.250%, 06/21/2024	193,000	187,824
Gardner Denver, Inc., 2020 USD Term Loan B2 (1 month LIBOR + 1.750%) 1.897%, 03/01/2027	123,386	121,628
Ingersoll-Rand Services Company, 2020 USD Spinco Term Loan 03/01/2027 TBD (H)	400,000	394,300
RBS Global, Inc., 2019 Term Loan B (1 month LIBOR + 1.750%) 1.897%, 08/21/2024	50,146	50,002
The Dun & Bradstreet Corp., 2020 Add On Term Loan 02/06/2026 TBD (H)	100,000	99,958
The Dun & Bradstreet Corp., Term Loan (1 month LIBOR + 3.750%) 3.898%, 02/06/2026	99,250	99,208
Trans Union LLC, 2019 Term Loan B5 11/16/2026 TBD (H)	395,000	393,108
TransDigm, Inc., 2020 Term Loan E (1 month LIBOR + 2.250%) 2.397%, 05/30/2025	96,955	94,894
Vertical US Newco, Inc., USD Term Loan B (6 month LIBOR + 4.250%) 4.570%, 07/30/2027	174,563	175,154
		2,203,714
Information technology – 0.7%
Go Daddy Operating Company LLC, 2017 Repriced Term Loan 02/15/2024 TBD (H)	395,000	394,506
Science Applications International Corp., Term Loan B 10/31/2025 TBD (H)	395,000	392,883
SS&C Technologies, Inc., 2018 Term Loan B3 04/16/2025 TBD (H)	132,015	130,167
SS&C Technologies, Inc., 2018 Term Loan B4 04/16/2025 TBD (H)	99,985	98,585
SS&C Technologies, Inc., 2018 Term Loan B5 04/16/2025 TBD (H)	100,000	98,763
The Ultimate Software Group, Inc., Term Loan B (1 month LIBOR + 3.750%) 3.897%, 05/04/2026	98,750	98,596
WEX, Inc., Term Loan B3 (1 month LIBOR + 2.250%) 2.397%, 05/15/2026	537,717	533,599
		1,747,099

The accompanying notes are an integral part of the financial statements.	48

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (G) (continued)
Materials – 0.2%
Axalta Coating Systems US Holdings, Inc., USD Term Loan B3 06/01/2024 TBD (H)	$200,000	$198,250
Berry Global, Inc., 2019 Term Loan Y 07/01/2026 TBD (H)	200,000	198,826
Pactiv Evergreen Group Holdings, Inc., USD 2017 Term Loan B1 (1 month LIBOR + 2.750%) 2.897%, 02/05/2023	43,598	43,380
Proampac PG Borrower LLC, 2020 Term Loan (1 and 3 month LIBOR + 4.000%) 5.000%, 11/03/2025	100,000	99,688
		540,144
TOTAL TERM LOANS (Cost $8,415,577)		$8,384,496
COLLATERALIZED MORTGAGE OBLIGATIONS – 14.7%
Commercial and residential – 10.7%
Alternative Loan Trust
Series 2005-27, Class 2A1 (12 month Treasury Average Index + 1.350%), 1.959%, 08/25/2035 (E)	147,474	133,298
Series 2005-56, Class 5A1 (1 month LIBOR + 0.640%), 0.788%, 11/25/2035 (E)	69,622	60,385
Series 2005-72, Class A1 (1 month LIBOR + 0.540%), 0.688%, 01/25/2036 (E)	22,246	21,555
Series 2005-7CB, Class 2A8 (1 month LIBOR + 0.450%), 0.598%, 03/01/2038 (E)	124,767	103,784
Series 2006-9T1, Class A1, 5.750%, 05/25/2036	80,670	53,653
American Home Mortgage Assets Trust
Series 2006-3, Class 2A11 (12 month Treasury Average Index + 0.940%), 1.549%, 10/25/2046 (E)	41,682	33,940
Series 2007-2, Class A1 (1 month LIBOR + 0.125%), 0.273%, 03/25/2047 (E)	20,449	19,369
Angel Oak Mortgage Trust LLC
Series 2019-2, Class A1, 3.628%, 03/25/2049 (C)(I)	104,116	106,482
Series 2019-3, Class A1, 2.930%, 05/25/2059 (C)(I)	430,714	436,866
Series 2020-R1, Class A1, 0.990%, 04/25/2053 (C)(I)	525,000	525,060
Arroyo Mortgage Trust Series 2019-2, Class A1 3.347%, 04/25/2049 (C)(I)	579,897	597,454
BANK
Series 2017-BNK8, Class XA IO, 0.736%, 11/15/2050	4,459,188	187,017
Series 2019-BN18, Class XA IO, 0.902%, 05/15/2062	1,422,119	88,818
Series 2019-BN20, Class XA IO, 0.838%, 09/15/2062	2,452,109	146,967
Series 2019-BN22, Class XA IO, 0.602%, 11/15/2062	2,450,494	110,507
Series 2019-BN23, Class XA IO, 0.699%, 12/15/2052	1,929,760	103,626
Series 2019-BN24, Class XA IO, 0.648%, 11/15/2062	1,190,837	59,762
Series 2020-BN28, Class XA IO, 1.787%, 03/15/2063	2,608,057	365,037
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
BBCMS Mortgage Trust
Series 2017-C1, Class XA IO, 1.486%, 02/15/2050	$3,293,990	$229,996
Series 2017-DELC, Class A (1 month LIBOR + 0.850%), 1.009%, 08/15/2036 (C)(E)	949,000	938,330
BBCMS Trust Series 2013-TYSN, Class A2 3.756%, 09/05/2032 (C)	325,946	325,206
BCAP LLC Trust Series 2006-AA2, Class A1 (1 month LIBOR + 0.170%) 0.318%, 01/25/2037 (E)	114,449	115,036
Bear Stearns ALT-A Trust Series 2005-10, Class 11A1 (1 month LIBOR + 0.500%) 0.648%, 01/25/2036 (E)	123,644	154,070
Bear Stearns Mortgage Funding Trust Series 2006-AR3, Class 1A1 (1 month LIBOR + 0.180%) 0.328%, 10/25/2036 (E)	9,900	8,600
Bellemeade Re, Ltd.
Series 2019-1A, Class M1A (1 month LIBOR + 1.300%), 1.448%, 03/25/2029 (C)(E)	25,755	25,753
Series 2019-3A, Class M1A (1 month LIBOR + 1.100%), 1.248%, 07/25/2029 (C)(E)	48,222	48,222
Series 2019-4A, Class M1A (1 month LIBOR + 1.400%), 1.548%, 10/25/2029 (C)(E)	230,614	230,334
Benchmark Mortgage Trust
Series 2018-B1, Class XA IO, 0.516%, 01/15/2051	1,337,764	39,065
Series 2018-B4, Class XA IO, 0.515%, 07/15/2051	2,342,786	66,098
Series 2018-B8, Class XA IO, 0.665%, 01/15/2052	4,911,329	208,030
Series 2019-B10, Class XA IO, 1.229%, 03/15/2062	3,196,887	250,454
Series 2019-B12, Class XA IO, 1.066%, 08/15/2052	1,095,882	70,624
Series 2020-B18, Class XA IO, 1.794%, 07/15/2053	699,755	84,110
Series 2020-B22, Class XA IO, 1.523%, 01/15/2054	1,166,000	146,982
BX Commercial Mortgage Trust Series 2019-XL, Class A (1 month LIBOR + 0.920%) 1.079%, 10/15/2036 (C)(E)	626,537	627,705
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class F (1 month LIBOR + 2.550%) 2.709%, 12/15/2037 (C)(E)	355,000	343,851
Century Plaza Towers Series 2019-CPT, Class A 2.865%, 11/13/2039 (C)	345,000	378,559
Chase Mortgage Finance Trust Series 2005-S3, Class A10 5.500%, 11/25/2035	145,457	138,371

The accompanying notes are an integral part of the financial statements.	49

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
CHL Mortgage Pass-Through Trust
Series 2005-2, Class 2A3 (1 month LIBOR + 0.680%), 0.828%, 03/25/2035 (E)	$34,150	$31,064
Series 2007-HY4, Class 1A1, 2.997%, 09/25/2047 (I)	91,918	85,941
CIM Trust Series 2017-7, Class A 3.000%, 04/25/2057 (C)(I)	366,064	373,559
Citigroup Commercial Mortgage Trust
Series 2014-GC23, Class XA IO, 0.940%, 07/10/2047	1,941,711	56,192
Series 2015-GC29, Class XA IO, 1.037%, 04/10/2048	1,665,703	63,635
Series 2016-C3, Class C, 4.124%, 11/15/2049 (I)	288,000	282,666
COLT Mortgage Loan Trust
Series 2019-2, Class A1, 3.337%, 05/25/2049 (C)(I)	166,192	167,185
Series 2019-4, Class A1, 2.579%, 11/25/2049 (C)(I)	299,872	303,667
Commercial Mortgage Trust (Bank of America Merrill Lynch/Deutsche Bank AG) Series 2013-WWP, Class A2 3.424%, 03/10/2031 (C)	800,000	845,067
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2014-CR16, Class A4, 4.051%, 04/10/2047	480,000	526,040
Series 2014-CR17, Class A5, 3.977%, 05/10/2047	390,000	430,008
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class A1, 4.353%, 08/10/2030 (C)	260,000	278,198
Series 2015-3BP, Class A, 3.178%, 02/10/2035 (C)	580,000	625,214
Series 2019-WCM, Class A (1 month LIBOR + 0.900%), 1.059%, 10/15/2034 (C)(E)	560,000	557,856
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A4, 3.505%, 04/15/2050	15,000	16,404
Series 2015-C2, Class XA IO, 0.751%, 06/15/2057	5,070,636	135,103
Series 2016-C6, Class XA IO, 1.919%, 01/15/2049	1,195,537	89,455
CSMC Trust Series 2017-FHA1, Class A1 3.250%, 04/25/2047 (C)(I)	221,201	230,091
DBJPM Mortgage Trust Series 2020-C9, Class XA IO 1.714%, 09/15/2053	529,758	57,926
Deephaven Residential Mortgage Trust
Series 2017-2A, Class A1, 2.453%, 06/25/2047 (C)(I)	39,893	39,907
Series 2019-2A, Class A1, 3.558%, 04/25/2059 (C)(I)	187,533	188,733
Series 2019-3A, Class A1, 2.964%, 07/25/2059 (C)(I)	457,932	462,638
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-AR2, Class A1 (1 month LIBOR + 0.150%) 0.298%, 03/25/2037 (E)	$55,700	$53,879
GMACM Mortgage Loan Trust Series 2006-AR1, Class 1A1 3.587%, 04/19/2036 (I)	139,244	121,401
GS Mortgage Securities Trust
Series 2012-ALOH, Class A, 3.551%, 04/10/2034 (C)	670,000	676,437
Series 2014-GC20, Class A5, 3.998%, 04/10/2047	395,000	429,945
GSR Mortgage Loan Trust
Series 2006-AR1, Class 2A1, 3.050%, 01/25/2036 (I)	5,064	5,093
Series 2007-1F, Class 4A1 (1 month LIBOR + 0.300%), 0.448%, 01/25/2037 (E)	89,691	24,850
HarborView Mortgage Loan Trust
Series 2005-8, Class 1A2A (1 month LIBOR + 0.660%), 0.812%, 09/19/2035 (E)	30,154	25,413
Series 2006-12, Class 2A13 (1 month LIBOR + 0.240%), 0.392%, 12/19/2036 (E)	181,043	172,341
Series 2006-12, Class 2A2A (1 month LIBOR + 0.190%), 0.342%, 01/19/2038 (E)	67,343	62,777
Series 2007-7, Class 2A1B (1 month LIBOR + 1.000%), 1.148%, 10/25/2037 (E)	72,221	70,310
Home Re, Ltd. Series 2018-1, Class M1 (1 month LIBOR + 1.600%) 1.748%, 10/25/2028 (C)(E)	108,016	107,816
IndyMac INDA Mortgage Loan Trust Series 2006-AR3, Class 1A1 3.025%, 12/25/2036 (I)	51,671	48,443
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class A4 3.997%, 04/15/2047	395,000	432,214
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN, Class AFX 2.812%, 01/16/2037 (C)	160,000	166,350
JPMorgan Mortgage Trust Series 2006-A3, Class 3A2 3.514%, 05/25/2036 (I)	10,760	9,612
Legacy Mortgage Asset Trust
Series 2019-GS6, Class A1, 3.000%, 06/25/2059 (C)	412,828	414,698
Series 2019-GS7, Class A1, 3.250%, 11/25/2059 (C)	511,404	512,250
Lehman XS Trust Series 2006-16N, Class A4A (1 month LIBOR + 0.190%) 0.338%, 11/25/2046 (E)	142,615	130,114
LSTAR Securities Investment Trust
Series 2019-1, Class A1 (1 month LIBOR + 1.700%), 1.855%, 03/01/2024 (C)(E)	175,470	174,461

The accompanying notes are an integral part of the financial statements.	50

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
LSTAR Securities Investment Trust (continued)
Series 2019-2, Class A1 (1 month LIBOR + 1.500%), 1.655%, 04/01/2024 (C)(E)	$63,571	$63,063
Series 2019-3, Class A1 (1 month LIBOR + 1.500%), 1.655%, 04/01/2024 (C)(E)	205,072	203,294
Series 2019-4, Class A1 (1 month LIBOR + 1.500%), 1.655%, 05/01/2024 (C)(E)	476,762	475,499
Luminent Mortgage Trust Series 2006-4, Class A1A (1 month LIBOR + 0.380%) 0.528%, 05/25/2046 (E)	134,056	117,453
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 3A7 3.176%, 11/21/2034 (I)	21,215	21,679
MFA Trust
Series 2017-RPL1, Class A1, 2.588%, 02/25/2057 (C)(I)	75,157	76,033
Series 2020-NQM3, Class A1, 1.014%, 01/26/2065 (C)(I)	115,000	115,171
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19, Class XA IO 1.001%, 12/15/2047	1,053,783	31,714
Morgan Stanley Capital I Trust
Series 2014-150E, Class A, 3.912%, 09/09/2032 (C)	610,000	656,722
Series 2014-MP, Class A, 3.469%, 08/11/2033 (C)	475,000	479,730
Series 2017-H1, Class XA IO, 1.419%, 06/15/2050	761,795	46,023
Mortgage Insurance-Linked Notes Series 2019-1, Class M1 (1 month LIBOR + 1.900%) 2.048%, 11/26/2029 (C)(E)	407,000	406,029
MTRO Commercial Mortgage Trust Series 2019-TECH, Class D (1 month LIBOR + 1.800%) 1.959%, 12/15/2033 (C)(E)	300,000	284,996
Natixis Commercial Mortgage Securities Trust Series 2019-1776, Class C 2.906%, 10/15/2036 (C)	185,000	185,489
New Residential Mortgage Loan Trust
Series 2016-2A, Class A1, 3.750%, 11/26/2035 (C)(I)	312,546	331,468
Series 2016-4A, Class A1, 3.750%, 11/25/2056 (C)(I)	326,600	347,999
Series 2017-1A, Class A1, 4.000%, 02/25/2057 (C)(I)	589,473	637,069
Series 2017-2A, Class A3, 4.000%, 03/25/2057 (C)(I)	550,761	595,569
Series 2017-3A, Class A1, 4.000%, 04/25/2057 (C)(I)	432,198	459,613
Series 2017-4A, Class A1, 4.000%, 05/25/2057 (C)(I)	328,393	356,393
Series 2017-5A, Class A1 (1 month LIBOR + 1.500%), 1.648%, 06/25/2057 (C)(E)	326,858	330,734
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
New Residential Mortgage Loan Trust (continued)
Series 2017-6A, Class A1, 4.000%, 08/27/2057 (C)(I)	$503,134	$543,450
Series 2018-1A, Class A1A, 4.000%, 12/25/2057 (C)(I)	212,742	230,048
Series 2018-4A, Class A1S (1 month LIBOR + 0.750%), 0.898%, 01/25/2048 (C)(E)	436,511	436,914
Series 2019-5A, Class A1B, 3.500%, 08/25/2059 (C)(I)	349,393	364,606
Series 2019-NQM4, Class A1, 2.492%, 09/25/2059 (C)(I)	192,339	195,910
Oaktown Re II, Ltd. Series 2018-1A, Class M1 (1 month LIBOR + 1.550%) 1.698%, 07/25/2028 (C)(E)	93,982	93,814
Oaktown Re III, Ltd. Series 2019-1A, Class M1A (1 month LIBOR + 1.400%) 1.548%, 07/25/2029 (C)(E)	32,514	32,518
OBX Trust Series 2019-INV1, Class A8 4.000%, 11/25/2048 (C)(I)	79,138	79,173
PMT Credit Risk Transfer Trust Series 2019-1R, Class A (1 month LIBOR + 2.000%) 2.145%, 03/27/2024 (C)(E)	237,304	218,510
PRPM LLC
Series 2019-GS1, Class A1, 3.500%, 10/25/2024 (C)(I)	174,109	176,222
Series 2020-3, Class A1, 2.857%, 09/25/2025 (C)	444,990	448,617
Series 2020-6, Class A1, 2.363%, 11/25/2025 (C)	126,499	126,593
Radnor RE, Ltd. Series 2019-2, Class M1A (1 month LIBOR + 1.200%) 1.348%, 06/25/2029 (C)(E)	42,940	42,920
RALI Series Trust Series 2007-QH7, Class 1A1 (1 month LIBOR + 0.250%) 0.398%, 08/25/2037 (E)	62,726	57,191
Seasoned Credit Risk Transfer Trust Series 2019-3, Class MV 3.500%, 10/25/2058	128,148	142,951
SG Commercial Mortgage Securities Trust Series 2020-COVE, Class A 2.632%, 03/15/2037 (C)	645,000	665,029
Verus Securitization Trust Series 2019-2, Class A1 3.211%, 05/25/2059 (C)(I)	227,993	229,749
WaMu Mortgage Pass-Through Certificates Series 2007-HY6, Class 1A1 3.139%, 06/25/2037 (I)	17,428	16,357
Washington Mutual Mortgage Pass-Through Certificates Series 2006-5, Class 1A1 (1 month LIBOR + 0.600%) 0.748%, 07/25/2036 (E)	27,541	17,493

The accompanying notes are an integral part of the financial statements.	51

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16, Class A5, 3.817%, 08/15/2050	$310,000	$336,310
Series 2015-NXS1, Class D, 4.146%, 05/15/2048 (I)	40,000	39,213
Series 2015-NXS1, Class XA IO, 1.095%, 05/15/2048	1,595,942	58,871
Series 2015-NXS3, Class XA IO, 0.901%, 09/15/2057	2,758,882	99,119
WF-RBS Commercial Mortgage Trust Series 2014-C19, Class A5 4.101%, 03/15/2047	304,634	335,200
		28,276,447
U.S. Government Agency – 4.0%
Federal Home Loan Mortgage Corp.
Series 2018-HRP1, Class M2 (1 month LIBOR + 1.650%), 1.798%, 04/25/2043 (C)(E)	86,357	84,944
Series 2019-DNA2, Class M2 (1 month LIBOR + 2.450%), 2.598%, 03/25/2049 (C)(E)	292,612	291,868
Series 2019-DNA3, Class M2 (1 month LIBOR + 2.050%), 2.198%, 07/25/2049 (C)(E)	247,241	245,860
Series 2019-HQA1, Class M2 (1 month LIBOR + 2.350%), 2.498%, 02/25/2049 (C)(E)	448,830	447,687
Series 2019-HQA3, Class M2 (1 month LIBOR + 1.850%), 1.998%, 09/25/2049 (C)(E)	180,853	178,560
Series 3883, Class PB, 3.000%, 05/15/2041	98,147	106,086
Series 4139, Class PA, 2.500%, 11/15/2041	351,751	368,109
Series K064, Class X1 IO, 0.605%, 03/25/2027	2,290,769	77,063
Series K068, Class A2, 3.244%, 08/25/2027	545,000	625,177
Series K104, Class X1 IO, 1.127%, 01/25/2030	1,323,445	116,160
Series K111, Class X1 IO, 1.572%, 05/25/2030	552,018	69,627
Series K114, Class X1 IO, 1.119%, 06/25/2030	1,604,233	147,305
Series K121, Class X1 IO, 1.029%, 10/25/2030	856,000	72,456
Series K122, Class X1 IO, 0.883%, 11/25/2030	480,000	35,737
Federal National Mortgage Association
Series 2012-18, Class GA, 2.000%, 12/25/2041	147,657	152,531
Series 2012-21, Class PQ, 2.000%, 09/25/2041	78,963	81,303
Series 2012-52, Class PA, 3.500%, 05/25/2042	94,118	102,044
Series 2012-75, Class KC, 2.500%, 12/25/2041	147,985	152,643
Series 2014-C04, Class 1M2 (1 month LIBOR + 4.900%), 5.048%, 11/25/2024 (E)	91,112	93,460
Series 2015-48, Class QB, 3.000%, 02/25/2043	219,931	228,241
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2015-C04, Class 1M2 (1 month LIBOR + 5.700%), 5.848%, 04/25/2028 (E)	$47,092	$50,245
Series 2016-11, Class GA, 2.500%, 03/25/2046	150,401	157,897
Series 2016-38, Class NA , 3.000%, 01/25/2046	68,451	73,312
Series 2016-C02, Class 1M2 (1 month LIBOR + 6.000%), 6.148%, 09/25/2028 (E)	32,178	34,125
Series 2016-C07, Class 2M2 (1 month LIBOR + 4.350%), 4.498%, 05/25/2029 (E)	270,222	281,533
Series 2017-26, Class CG, 3.500%, 07/25/2044	209,236	219,357
Series 2017-34, Class JK, 3.000%, 05/25/2047	106,993	110,785
Series 2017-35, Class AH, 3.500%, 04/25/2053	255,464	263,894
Series 2017-49, Class JA, 4.000%, 07/25/2053	199,552	208,984
Series 2017-72, Class B, 3.000%, 09/25/2047	191,019	204,756
Series 2017-72, Class CD, 3.000%, 09/25/2047	198,981	213,713
Series 2017-84, Class KA, 3.500%, 04/25/2053	168,317	173,509
Series 2017-96, Class PA, 3.000%, 12/25/2054	267,030	280,519
Series 2017-C01, Class 1M2 (1 month LIBOR + 3.550%), 3.698%, 07/25/2029 (E)	168,005	172,884
Series 2018-19, Class DC, 3.500%, 05/25/2056	135,415	142,015
Series 2018-23, Class LA, 3.500%, 04/25/2048	209,033	226,875
Series 2018-38, Class PC, 3.500%, 03/25/2045	136,787	140,046
Series 2018-70, Class HA, 3.500%, 10/25/2056	217,549	232,719
Series 2018-72, Class BA, 3.500%, 07/25/2054	299,911	315,427
Series 2018-77, Class PA, 3.500%, 02/25/2048	85,998	90,235
Series 2018-80, Class GD, 3.500%, 12/25/2047	191,552	202,283
Series 2019-12, Class HA, 3.500%, 11/25/2057	256,005	275,693
Series 2019-14, Class CA, 3.500%, 04/25/2049	252,632	275,561
Series 2019-15, Class AB, 3.500%, 05/25/2053	256,382	270,003
Series 2019-28, Class JA, 3.500%, 06/25/2059	233,087	259,143
Series 2019-41, Class AC, 2.500%, 03/25/2053	273,998	283,269
Series 2019-45, Class PT, 3.000%, 08/25/2049	324,052	348,854
Series 2019-7, Class CA, 3.500%, 11/25/2057	224,325	242,659
Series 2019-7, Class JA, 3.500%, 03/25/2049	230,021	247,692

The accompanying notes are an integral part of the financial statements.	52

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2019-HRP1, Class M2 (1 month LIBOR + 2.150%), 2.298%, 11/25/2039 (C)(E)	$148,784	$146,509
Series 2019-R03, Class 1M2 (1 month LIBOR + 2.150%), 2.298%, 09/25/2031 (C)(E)	151,287	151,103
Series 2019-R04, Class 2M2 (1 month LIBOR + 2.100%), 2.248%, 06/25/2039 (C)(E)	227,864	227,351
Series 415, Class A3, 3.000%, 11/25/2042	239,841	256,581
Government National Mortgage Association
Series 2006-38, Class XS IO, 7.097%, 09/16/2035	41,307	5,198
Series 2013-37, Class LG, 2.000%, 01/20/2042	201,944	207,312
		10,668,902
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $38,191,729)		$38,945,349
ASSET BACKED SECURITIES – 7.8%
AASET Trust Series 2020-1A, Class A 3.351%, 01/16/2040 (C)	237,716	223,764
ABFC Trust Series 2006-HE1, Class A2D (1 month LIBOR + 0.220%) 0.368%, 01/25/2037 (E)	118,532	84,203
Affirm Asset Securitization Trust
Series 2020-Z1, Class A 3.460%, 10/15/2024 (C)	169,680	172,349
Series 2020-Z2, Class A 1.900%, 01/15/2025 (C)	364,001	363,750
AmeriCredit Automobile Receivables Trust Series 2019-3, Class D 2.580%, 09/18/2025	295,000	306,169
Atrium XII Series 12A, Class AR (3 month LIBOR + 0.830%) 1.046%, 04/22/2027 (C)(E)	730,744	728,479
Avery Point IV CLO, Ltd. Series 2014-1A, Class AR (3 month LIBOR + 1.100%) 1.315%, 04/25/2026 (C)(E)	91,277	91,290
Bayview Koitere Fund Trust
Series 2017-RT4, Class A 3.500%, 07/28/2057 (C)(I)	435,156	450,467
Series 2017-SPL3, Class A 4.000%, 11/28/2053 (C)(I)	173,928	181,115
Bayview Mortgage Fund IVc Trust Series 2017-RT3, Class A 3.500%, 01/28/2058 (C)(I)	302,882	306,579
Bayview Opportunity Master Fund IVa Trust
Series 2017-SPL1, Class A 4.000%, 10/28/2064 (C)(I)	383,988	399,427
Series 2017-SPL5, Class A 3.500%, 06/28/2057 (C)(I)	227,414	235,137
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Bayview Opportunity Master Fund IVb Trust Series 2017-SPL4, Class A 3.500%, 01/28/2055 (C)(I)	$188,169	$192,674
CF Hippolyta LLC Series 2020-1, Class A2 1.990%, 07/15/2060 (C)	137,804	139,545
Citigroup Mortgage Loan Trust Series 2019-E, Class A1 3.228%, 11/25/2070 (C)	249,794	251,004
Domino's Pizza Master Issuer LLC
Series 2018-1A, Class A2I 4.116%, 07/25/2048 (C)	361,675	379,788
Series 2019-1A, Class A2 3.668%, 10/25/2049 (C)	173,250	184,028
Drive Auto Receivables Trust Series 2019-4, Class D 2.700%, 02/16/2027	255,000	263,028
Exeter Automobile Receivables Trust
Series 2019-4A, Class D 2.580%, 09/15/2025 (C)	570,000	586,206
Series 2020-1A, Class D 2.730%, 12/15/2025 (C)	170,000	176,345
First Franklin Mortgage Loan Trust Series 2006-FF12, Class A5 (1 month LIBOR + 0.310%) 0.458%, 09/25/2036 (E)	240,000	206,363
GSAA Home Equity Trust
Series 2006-10, Class AF3 5.985%, 06/25/2036 (I)	157,450	63,473
Series 2006-15, Class AF6 5.876%, 09/25/2036	391,108	163,376
Series 2006-20, Class 2A1A (1 month LIBOR + 0.100%) 0.248%, 12/25/2046 (E)	266,569	168,114
GSAA Trust Series 2005-7, Class AF4 5.058%, 05/25/2035	248,809	248,509
GSAMP Trust Series 2007-FM2, Class A2B (1 month LIBOR + 0.090%) 0.238%, 01/25/2037 (E)	226,832	164,498
LCM XX LP Series 2020-A, Class AR (3 month LIBOR + 1.040%) 1.258%, 10/20/2027 (C)(E)	490,000	489,304
Legacy Mortgage Asset Trust Series 2018-GS1, Class A1 4.000%, 03/25/2058 (C)	753,323	755,890
Madison Park Funding XII, Ltd. Series 2014-12A, Class B1R (3 month LIBOR + 1.650%) 1.868%, 07/20/2026 (C)(E)	530,000	530,039
New Residential Mortgage Loan Trust Series 2020-NPL2, Class A1 3.228%, 08/25/2060 (C)	90,316	90,973
NRZ Excess Spread-Collateralized Notes
Series 2018-FNT2, Class A 3.790%, 07/25/2054 (C)	564,806	565,458
Series 2020-PLS1, Class A 3.844%, 12/25/2025 (C)	100,000	100,037
OCP CLO, Ltd. Series 2015-9A, Class A1R (3 month LIBOR + 0.800%) 1.037%, 07/15/2027 (C)(E)	298,763	298,468

The accompanying notes are an integral part of the financial statements.	53

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
OneMain Financial Issuance Trust Series 2017-1A, Class A1 2.370%, 09/14/2032 (C)	$166,995	$167,214
OZLM XII, Ltd. Series 2015-12A, Class A1R (3 month LIBOR + 1.050%) 1.264%, 04/30/2027 (C)(E)	870,200	869,192
Palmer Square Loan Funding, Ltd. Series 2018-5A, Class A1 (3 month LIBOR + 0.850%) 1.068%, 01/20/2027 (C)(E)	370,021	369,430
Pretium Mortgage Credit Partners I LLC
Series 2019-CFL1, Class A1 3.721%, 01/25/2059 (C)	326,410	326,260
Series 2020-NPL1, Class A1 2.858%, 05/27/2059 (C)	458,714	460,522
Santander Drive Auto Receivables Trust Series 2020-4, Class D 1.480%, 01/15/2027	75,000	75,730
Securitized Asset Backed Receivables LLC Trust Series 2006-HE1, Class A2B (1 month LIBOR + 0.180%) 0.328%, 07/25/2036 (E)	138,342	66,213
Shackleton VIII CLO, Ltd. Series 2015-8A, Class A1R (3 month LIBOR + 0.920%) 1.138%, 10/20/2027 (C)(E)	1,158,154	1,154,712
SoFi Consumer Loan Program LLC
Series 2017-3, Class A 2.770%, 05/25/2026 (C)	5,573	5,589
Series 2017-4, Class A 2.500%, 05/26/2026 (C)	15,782	15,841
Soundview Home Loan Trust Series 2007-OPT2, Class 2A3 (1 month LIBOR + 0.180%) 0.328%, 07/25/2037 (E)	33,157	31,492
Springleaf Funding Trust Series 2017-AA, Class A 2.680%, 07/15/2030 (C)	548,568	549,627
Summit Issuer LLC Series 2020-1A, Class A2 2.290%, 12/20/2050 (C)	155,000	155,031
TICP CLO III-2, Ltd. Series 2018-3R, Class A (3 month LIBOR + 0.840%) 1.058%, 04/20/2028 (C)(E)	374,333	373,334
Towd Point Mortgage Trust
Series 2015-3, Class A1B 3.000%, 03/25/2054 (C)(I)	5,183	5,201
Series 2015-4, Class A1B 2.750%, 04/25/2055 (C)(I)	26,119	26,204
Series 2016-2, Class A1A 2.750%, 08/25/2055 (C)(I)	152,048	153,751
Series 2016-3, Class A1 2.250%, 04/25/2056 (C)(I)	168,306	169,903
Series 2017-1, Class A1 2.750%, 10/25/2056 (C)(I)	524,205	537,261
Series 2017-2, Class A1 2.750%, 04/25/2057 (C)(I)	133,360	136,331
Series 2017-3, Class A1 2.750%, 07/25/2057 (C)(I)	249,522	256,927
Series 2017-4, Class A1 2.750%, 06/25/2057 (C)(I)	396,845	411,223
Series 2017-5, Class A1 (1 month LIBOR + 0.600%) 0.748%, 02/25/2057 (C)(E)	283,126	282,219
Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Venture XXI CLO, Ltd. Series 2015-21A, Class AR (3 month LIBOR + 0.880%) 1.117%, 07/15/2027 (C)(E)		$668,915	$667,114
Vericrest Opportunity Loan Trust
Series 2019-NPL7, Class A1A 3.179%, 10/25/2049 (C)		173,565	173,741
Series 2019-NPL8, Class A1A 3.278%, 11/25/2049 (C)		368,040	368,206
Verus Securitization Trust Series 2020-NPL1, Class A1 3.598%, 08/25/2050 (C)		313,786	316,116
VOLT LXXX LLC Series 2019-NPL6, Class A1A 3.228%, 10/25/2049 (C)		502,724	503,432
VOLT LXXXIII LLC Series 2019-NPL9, Class A1A 3.327%, 11/26/2049 (C)		147,315	147,737
VOLT LXXXIV LLC Series 2019-NP10, Class A1A 3.426%, 12/27/2049 (C)		387,135	388,095
Voya CLO, Ltd. Series 2015-1A, Class A1R (3 month LIBOR + 0.900%) 1.118%, 01/18/2029 (C)(E)		790,000	785,133
Wendy's Funding LLC Series 2018-1A, Class A2II 3.884%, 03/15/2048 (C)		227,950	241,875
Westlake Automobile Receivables Trust
Series 2017-2A, Class D 3.280%, 12/15/2022 (C)		305,722	306,621
Series 2019-3A, Class D 2.720%, 11/15/2024 (C)		420,000	431,334
Series 2020-3A, Class D 1.650%, 02/17/2026 (C)		215,000	217,566
Wingstop Funding LLC Series 2020-1A, Class A2 2.841%, 12/05/2050 (C)		100,000	102,027
TOTAL ASSET BACKED SECURITIES (Cost $20,791,969)			$20,808,053
COMMON STOCKS – 0.0%
Energy – 0.0%
Foresight Energy LLC (J)		895	7,606
TOTAL COMMON STOCKS (Cost $119,522)			$7,606
SHORT-TERM INVESTMENTS – 5.1%
Foreign government – 2.0%
Japan Treasury Discount Bill (0.088)%, 03/15/2021 *	JPY	547,450,000	5,302,990
Short-term funds – 0.4%
John Hancock Collateral Trust, 0.1386% (K)(L)		112,467	1,125,357
Repurchase agreement – 2.7%
Deutsche Bank Tri-Party Repurchase Agreement dated 12-31-20 at 0.070% to be repurchased at $7,100,055 on 1-4-21, collateralized by $7,242,100 U.S. Treasury Bills, 0.000% due 1-7-21 (valued at $7,242,028)		$7,100,000	7,100,000
TOTAL SHORT-TERM INVESTMENTS (Cost $13,480,502)			$13,528,347
Total Investments (Investment Quality Bond Trust) (Cost $323,577,276) – 127.7%			$339,794,013
Other assets and liabilities, net – (27.7%)			(73,645,155)
TOTAL NET ASSETS – 100.0%			$266,148,858

The accompanying notes are an integral part of the financial statements.	54

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
EUR	Euro
ILS	Israeli New Shekel
JPY	Japanese Yen
MXN	Mexican Peso
Security Abbreviations and Legend
GO	General Obligation
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $70,602,210 or 26.5% of the fund's net assets as of 12-31-20.
Investment Quality Bond Trust (continued)
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	All or a portion of this security is on loan as of 12-31-20.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(I)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(J)	Non-income producing security.
(K)	The rate shown is the annualized seven-day yield as of 12-31-20.
(L)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Australian Treasury Bond Futures	5	Long	Mar 2021	$566,442	$567,306	$864
10-Year U.S. Treasury Note Futures	16	Long	Mar 2021	2,206,785	2,209,250	2,465
2-Year U.S. Treasury Note Futures	56	Long	Mar 2021	12,363,572	12,374,707	11,135
5-Year U.S. Treasury Note Futures	47	Long	Mar 2021	5,917,329	5,929,711	12,382
Euro-Buxl Futures	1	Short	Mar 2021	(273,379)	(275,164)	(1,785)
U.K. Long Gilt Bond Futures	6	Short	Mar 2021	(1,103,115)	(1,112,106)	(8,991)
U.S. Treasury Long Bond Futures	42	Short	Mar 2021	(7,294,259)	(7,273,875)	20,384
Ultra U.S. Treasury Bond Futures	40	Short	Mar 2021	(8,657,861)	(8,542,500)	115,361
Ultra U.S. Treasury Bond Futures	35	Short	Mar 2021	(5,489,467)	(5,472,578)	16,889
						$168,704
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
GBP	31,000	USD	41,341	GSI	3/17/2021	$1,070	—
USD	338,919	AUD	450,000	GSI	3/17/2021	—	$(8,215)
USD	138,530	EUR	114,000	SSB	1/29/2021	—	(820)
USD	2,264,441	EUR	1,862,000	BNP	3/17/2021	—	(13,969)
USD	41,515	GBP	31,000	MSI	3/17/2021	—	(897)
USD	725,855	ILS	2,359,000	NWM	3/17/2021	—	(9,180)
USD	5,278,026	JPY	547,450,000	JPM	3/15/2021	—	(28,133)
USD	272,467	MXN	5,530,000	GSI	6/10/2021	—	(488)
						$1,070	$(61,702)
The accompanying notes are an integral part of the financial statements.	55

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BOA	11,100,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.745%	Quarterly	Quarterly	Dec 2025	—	$7,199	$7,199
BOA	783,170,000	KRW	KRW CD KSDA Bloomberg	Fixed 1.200%	Quarterly	Quarterly	Dec 2030	$875	(5,744)	(4,869)
BOA	793,505,000	KRW	KRW CD KSDA Bloomberg	Fixed 1.200%	Quarterly	Quarterly	Dec 2030	1,944	(6,877)	(4,933)
								$2,819	$(5,422)	$(2,603)
Centrally cleared	2,155,000	USD	Fixed 0.075%	USD Compounded SOFR	Annual	Annual	Aug 2025	(232)	13,303	13,071
Centrally cleared	4,935,000	USD	Fixed 0.750%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2030	(17,621)	97,690	80,069
Centrally cleared	2,460,000	USD	Fixed 1.160%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2040	—	68,725	68,725
Centrally cleared	1,605,000	USD	Fixed 0.810%	USD LIBOR BBA	Semi-Annual	Quarterly	Sep 2050	4,982	234,714	239,696
								$(12,871)	$414,432	$401,561
								$(10,052)	$409,010	$398,958
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
GSI	CMBX.NA.AAA.12	1,360,000	USD	$1,360,000	0.500%	Monthly	Aug 2061	$24,567	$(34,581)	$(10,014)
GSI	CMBX.NA.AAA.12	335,000	USD	335,000	0.500%	Monthly	Aug 2061	794	(3,265)	(2,471)
GSI	CMBX.NA.AAA.12	790,000	USD	790,000	0.500%	Monthly	Aug 2061	(2,814)	(3,014)	(5,828)
				$2,485,000				$22,547	$(40,860)	$(18,313)
Centrally cleared	CDX.NA.HY.35	1,195,000	USD	1,195,000	5.000%	Quarterly	Dec 2025	(92,755)	(20,195)	(112,950)
Centrally cleared	CDX.NA.IG.35	970,000	USD	970,000	1.000%	Quarterly	Dec 2025	(20,876)	(3,181)	(24,057)
				$2,165,000				$(113,631)	$(23,376)	$(137,007)
				$4,650,000				$(91,084)	$(64,236)	$(155,320)
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
DB	CMBX.NA.BBB-.6	22.769%	110,000	USD	$110,000	3.000%	Monthly	May 2063	$(17,467)	$(11,944)	$(29,411)
GSI	CMBX.NA.BBB-.6	22.769%	140,000	USD	140,000	3.000%	Monthly	May 2063	(22,077)	(15,355)	(37,432)
GSI	CMBX.NA.BBB-.6	22.769%	1,335,000	USD	1,335,000	3.000%	Monthly	May 2063	(80,887)	(275,829)	(356,716)
GSI	CMBX.NA.BBB-.6	22.769%	1,390,000	USD	1,390,000	3.000%	Monthly	May 2063	(85,108)	(286,304)	(371,412)
MSI	CMBX.NA.BBB-.6	2.025%	255,000	USD	255,000	3.000%	Monthly	May 2063	(39,137)	(29,042)	(68,179)
MSI	CMBX.NA.BBB-.6	0.454%	130,000	USD	130,000	3.000%	Monthly	May 2063	(20,285)	(14,473)	(34,758)
MSI	CMBX.NA.BBB-.6	22.769%	115,000	USD	115,000	3.000%	Monthly	May 2063	(18,287)	(12,460)	(30,747)
MSI	CMBX.NA.BBB-.6	22.769%	69,000	USD	69,000	3.000%	Monthly	May 2063	(10,978)	(7,470)	(18,448)
					$3,544,000				$(294,226)	$(652,877)	$(947,103)
Centrally cleared	CDX.EM.34	1.498%	6,690,000	USD	6,690,000	1.000%	Quarterly	Dec 2025	(414,521)	257,965	(156,556)
					$6,690,000				$(414,521)	$257,965	$(156,556)
					$10,234,000				$(708,747)	$(394,912)	$(1,103,659)
Derivatives Currency Abbreviations
AUD	Australian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	Pound Sterling
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
USD	U.S. Dollar
The accompanying notes are an integral part of the financial statements.	56

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
Derivatives Abbreviations
BBA	The British Banker's Association
BNP	BNP Paribas
BOA	Bank of America, N.A.
CNREPOFIX	China Fixing Repo Rate
DB	Deutsche Bank AG
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
KSDA	Korea Securities Dealers Association
LIBOR	London Interbank Offered Rate
MSI	Morgan Stanley & Co. International PLC
NWM	NatWest Markets PLC
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
SSB	State Street Bank and Trust Company

See Notes to financial statements regarding investment transactions and other derivatives information.
Money Market Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT – 23.4%
U.S. Cash Management Bill 0.091%, 03/16/2021	$35,885,600	$35,878,961
U.S. Treasury Bill
0.066%, 01/05/2021	36,233,500	36,233,238
0.071%, 01/26/2021	143,730,500	143,723,513
0.074%, 01/28/2021	10,506,100	10,505,525
0.074%, 01/19/2021	18,288,200	18,287,537
0.076%, 01/05/2021	35,885,600	35,885,301
0.081%, 02/04/2021	27,991,100	27,988,985
0.086%, 02/04/2021	25,764,800	25,762,732
0.091%, 04/22/2021	17,942,800	17,937,821
U.S. Treasury Note
0.082%, 03/15/2021	18,169,700	18,253,739
0.087%, 03/31/2021	32,700,000	32,872,948
0.089%, 02/15/2021	30,861,600	30,995,000
0.094%, 01/31/2021	55,848,200	55,906,461
0.097%, 08/15/2021	11,052,900	11,232,803
0.122%, (3 month USBMMY + 0.154%), 01/31/2022 (A)	6,500,000	6,509,193
0.135%, 06/30/2021	30,049,900	30,347,241
0.152%, (3 month USBMMY + 0.055%), 07/31/2022 (A)	10,000,000	10,000,000
0.271%, (3 month USBMMY + 0.300%), 10/31/2021 (A)	7,252,800	7,260,592
0.493%, 02/28/2021	5,000,000	5,016,097
TOTAL U.S. GOVERNMENT (Cost $560,597,687)		$560,597,687
U.S. GOVERNMENT AGENCY – 65.8%
Federal Agricultural Mortgage Corp.
0.081%, 01/28/2021	36,008,000	36,005,840
0.122%, (3 month LIBOR - 0.100%), 05/13/2021 (A)	18,456,000	18,456,000
0.132%, (SOFR + 0.040%), 09/28/2021 (A)	40,000,000	40,000,000
0.142%, (SOFR + 0.050%), 01/27/2021 (A)	18,409,000	18,409,000
0.150%, (1 month LIBOR), 07/28/2021 (A)	36,845,000	36,845,000
0.164%, (1 month LIBOR + 0.010%), 06/04/2021 (A)	17,000,000	17,000,000
0.167%, (SOFR + 0.075%), 04/26/2021 (A)	14,710,000	14,710,000
0.172%, (SOFR + 0.110%), 06/24/2021 (A)	7,341,000	7,342,066
0.175%, 05/14/2021	4,997,000	5,043,719
Money Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AGENCY (continued)
Federal Agricultural Mortgage Corp. (continued)
0.193%, (SOFR + 0.100%), 08/23/2021 (A)	$10,000,000	$10,000,000
0.203%, (SOFR + 0.100%), 04/01/2021 (A)	12,000,000	12,000,000
0.218%, (1 month LIBOR + 0.060%), 04/01/2021 (A)	7,484,000	7,484,000
0.457%, 02/25/2021	7,470,000	7,464,864
Federal Farm Credit Bank
0.090%, 12/29/2021	7,237,000	7,237,000
0.102%, (3 month LIBOR - 0.100%), 05/28/2021 (A)	7,486,000	7,486,721
0.112%, 01/19/2021	7,308,000	7,307,598
0.112%, 01/21/2021	14,625,000	14,624,106
0.112%, 02/08/2021	29,312,000	29,308,597
0.112%, (1 month LIBOR - 0.010%), 06/02/2021 (A)	1,591,000	1,591,220
0.141%, (1 month LIBOR + 0.075%), 03/29/2021 (A)	2,953,000	2,953,600
0.146%, (Prime rate - 3.105%), 02/14/2022 (A)	14,662,000	14,662,209
0.152%, (SOFR + 0.100%), 01/05/2021 (A)	1,471,000	1,471,007
0.153%, (1 month LIBOR + 0.015%), 03/17/2021 (A)	2,224,000	2,224,075
0.155%, (1 month LIBOR), 12/22/2021 (A)	7,258,000	7,257,324
0.157%, (Prime rate - 3.100%), 03/15/2022 (A)	7,306,000	7,305,537
0.157%, (Prime rate - 3.095%), 04/20/2022 (A)	28,319,000	28,319,000
0.160%, (U.S. Federal Funds Effective Rate + 0.085%), 03/10/2021 (A)	29,718,000	29,718,942
0.167%, (3 month USBMMY + 0.270%), 05/16/2022 (A)	8,918,000	8,942,770
0.167%, (3 month USBMMY + 0.100%), 01/18/2022 (A)	3,290,000	3,291,045
0.167%, (SOFR + 0.075%), 11/03/2022 (A)	7,362,000	7,362,000
0.172%, (SOFR + 0.080%), 10/14/2022 (A)	5,862,000	5,862,000
0.176%, (1 month LIBOR + 0.025%), 01/22/2021 (A)	3,773,000	3,772,990
0.180%, (1 month LIBOR + 0.030%), 05/03/2021 (A)	11,103,000	11,103,000

The accompanying notes are an integral part of the financial statements.	57

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Money Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AGENCY (continued)
Federal Farm Credit Bank (continued)
0.183%, 02/18/2021	$32,899,000	$32,891,104
0.183%, (SOFR + 0.090%), 07/15/2021 (A)	18,472,000	18,472,000
0.183%, (SOFR + 0.090%), 09/23/2022 (A)	7,315,000	7,315,000
0.184%, (3 month LIBOR), 11/16/2021 (A)	892,000	892,315
0.188%, (U.S. Federal Funds Effective Rate + 0.095%), 07/26/2021 (A)	15,093,000	15,093,000
0.189%, (1 month LIBOR + 0.035%), 01/19/2021 (A)	7,529,000	7,529,000
0.192%, (1 month LIBOR + 0.035%), 05/13/2021 (A)	11,650,000	11,650,000
0.193%, (3 month LIBOR + 0.010%), 09/20/2021 (A)	3,520,000	3,521,500
0.194%, 07/13/2021	8,476,000	8,475,328
0.203%, (SOFR + 0.110%), 05/27/2021 (A)	14,743,000	14,743,000
0.218%, (U.S. Federal Funds Effective Rate + 0.120%), 02/09/2021 (A)	7,814,000	7,813,959
0.220%, (1 month LIBOR + 0.270%), 05/25/2021 (A)	3,702,000	3,704,981
0.222%, (1 month LIBOR + 0.160%), 01/25/2021 (A)	758,000	758,045
0.223%, (Prime rate - 3.030%), 06/23/2021 (A)	14,000,000	14,000,000
0.227%, (1 month LIBOR + 0.030%), 11/02/2021 (A)	2,321,000	2,320,195
0.231%, (1 month LIBOR + 0.080%), 07/26/2021 (A)	366,000	366,001
0.231%, (1 month LIBOR + 0.080%), 08/25/2021 (A)	11,191,000	11,191,000
0.235%, (1 month LIBOR + 0.010%), 03/12/2021 (A)	758,000	757,900
0.238%, (1 month LIBOR + 0.110%), 09/24/2021 (A)	366,000	366,051
0.238%, (1 month LIBOR + 0.160%), 07/01/2021 (A)	366,000	366,148
0.238%, (SOFR + 0.145%), 07/28/2022 (A)	3,670,000	3,670,000
0.242%, (1 month LIBOR + 0.010%), 04/19/2021 (A)	758,000	757,825
0.243%, (Prime rate - 3.010%), 06/07/2021 (A)	11,394,000	11,394,000
0.259%, (3 month USBMMY + 0.160%), 01/19/2021 (A)	7,783,000	7,783,000
0.262%, (1 month LIBOR + 0.110%), 03/25/2021 (A)	7,481,000	7,481,000
0.262%, (1 month LIBOR + 0.110%), 12/10/2021 (A)	11,097,000	11,097,000
0.311%, (3 month USBMMY + 0.290%), 04/11/2022 (A)	15,382,000	15,397,569
0.316%, (1 month LIBOR + 0.160%), 10/04/2021 (A)	4,480,000	4,480,000
0.319%, (3 month USBMMY + 0.140%), 05/28/2021 (A)	7,338,000	7,335,621
0.334%, (Prime rate - 3.030%), 09/03/2021 (A)	7,271,000	7,265,575
0.446%, 02/24/2021	11,152,000	11,144,640
0.477%, (SOFR + 0.380%), 04/22/2022 (A)	7,376,000	7,376,000
0.487%, 02/17/2021	11,149,000	11,142,013
0.527%, 01/15/2021	18,661,000	18,657,226
Federal Home Loan Bank
(0.191)%, (3 month LIBOR - 0.170%), 01/08/2021 (A)	18,410,000	18,410,889
Money Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AGENCY (continued)
Federal Home Loan Bank (continued)
0.066%, (3 month LIBOR - 0.105%), 08/04/2021 (A)	$13,270,000	$13,273,948
0.068%, 07/14/2021	1,840,000	1,850,154
0.074%, 01/08/2021	48,489,000	48,488,310
0.076%, 01/11/2021	21,591,000	21,590,550
0.076%, 03/12/2021	18,104,000	18,101,360
0.079%, 07/07/2021	735,000	741,669
0.079%, 02/05/2021	92,687,000	92,679,967
0.081%, 02/23/2021	35,933,000	35,928,768
0.081%, 01/22/2021	36,576,000	36,574,293
0.081%, 02/04/2021	17,983,000	17,981,641
0.082%, 02/17/2021	78,088,000	78,079,748
0.083%, 01/06/2021	22,735,000	22,734,741
0.083%, (3 month LIBOR - 0.135%), 01/04/2021 (A)	42,395,000	42,395,059
0.087%, (3 month LIBOR - 0.135%), 04/14/2021 (A)	14,625,000	14,625,137
0.091%, (3 month LIBOR - 0.170%), 01/06/2021 (A)	36,805,000	36,804,867
0.105%, 05/12/2021	36,788,000	36,774,078
0.106%, 01/15/2021	29,292,000	29,290,804
0.112%, (SOFR + 0.020%), 01/29/2021 (A)	7,345,000	7,345,000
0.112%, (1 month LIBOR - 0.025%), 08/27/2021 (A)	36,835,000	36,837,948
0.116%, 10/12/2021	2,605,000	2,663,747
0.122%, (SOFR + 0.055%), 05/14/2021 (A)	18,370,000	18,371,701
0.127%, (SOFR + 0.035%), 12/10/2021 (A)	7,365,000	7,365,000
0.138%, 09/17/2021	14,180,000	14,178,811
0.141%, 06/11/2021	4,580,000	4,622,711
0.145%, 09/10/2021	930,000	948,580
0.147%, 11/22/2021	2,580,000	2,580,000
0.152%, (SOFR + 0.060%), 11/23/2022 (A)	18,370,000	18,370,000
0.152%, (SOFR + 0.060%), 12/16/2022 (A)	10,000,000	10,000,000
0.154%, (1 month LIBOR - 0.010%), 03/26/2021 (A)	2,205,000	2,204,928
0.156%, 07/02/2021	11,045,000	11,043,229
0.162%, (SOFR + 0.050%), 01/22/2021 (A)	10,745,000	10,744,876
0.179%, (3 month LIBOR - 0.095%), 09/13/2021 (A)	7,735,000	7,732,165
0.183%, 03/16/2021	1,305,000	1,308,783
0.183%, (SOFR + 0.090%), 08/12/2022 (A)	14,640,000	14,640,000
0.188%, 05/26/2021	18,485,000	18,471,226
0.191%, 03/16/2021	920,000	920,584
0.196%, 06/11/2021	1,745,000	1,786,869
0.198%, (SOFR + 0.160%), 05/07/2021 (A)	14,760,000	14,762,846
0.202%, (1 month LIBOR + 0.050%), 05/20/2021 (A)	3,950,000	3,950,035
0.204%, 02/04/2021	3,555,000	3,559,251
0.457%, 03/08/2021	7,422,000	7,415,877
1.154%, 03/02/2021	1,605,000	1,605,280
Federal Home Loan Mortgage Corp.
0.206%, 02/16/2021	8,005,000	8,026,685
0.243%, (SOFR + 0.150%), 03/04/2022 (A)	7,426,000	7,426,000
Federal National Mortgage Association
0.107%, 04/13/2021	8,753,000	8,811,957
0.203%, (SOFR + 0.075%), 06/04/2021 (A)	8,857,000	8,855,672

The accompanying notes are an integral part of the financial statements.	58

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Money Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AGENCY (continued)
Federal National Mortgage Association (continued)
0.217%, 02/26/2021	$8,371,000	$8,385,763
0.274%, (SOFR + 0.350%), 04/07/2022 (A)	4,411,000	4,420,578
0.284%, (SOFR + 0.190%), 05/19/2022 (A)	14,746,000	14,746,000
0.294%, (SOFR + 0.200%), 06/15/2022 (A)	6,000,000	6,000,000
U.S. Department of Housing and Urban Development 0.116%, 08/01/2021	4,788,000	4,848,976
TOTAL U.S. GOVERNMENT AGENCY (Cost $1,581,046,287)		$1,581,046,287
REPURCHASE AGREEMENT – 11.0%
Barclays Tri-Party Repurchase Agreement dated 12-31-20 at 0.050% to be repurchased at $264,901,472 on 1-4-21, collateralized by $98,311,400 U.S. Treasury Bonds, 2.500% due 2-15-46 (valued at $117,968,175) and $142,754,900 U.S. Treasury Notes, 1.875% due 8-31-24 (valued at $152,231,407)	264,900,000	264,900,000
TOTAL REPURCHASE AGREEMENT (Cost $264,900,000)		$264,900,000
Total Investments (Money Market Trust) (Cost $2,406,543,974) – 100.2%		$2,406,543,974
Other assets and liabilities, net – (0.2%)		(4,354,686)
TOTAL NET ASSETS – 100.0%		$2,402,189,288
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USBMMY	U.S. Treasury Bill Money Market Yield
(A)	Variable rate obligation.
Opportunistic Fixed Income Trust
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.4%
U.S. Government Agency - 1.4%
Federal National Mortgage Association
1.500%, TBA (A)		$950,000	$977,850
2.000%, TBA (A)		1,775,000	1,851,277
			2,829,127
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $2,815,688)			$2,829,127
FOREIGN GOVERNMENT OBLIGATIONS - 46.4%
Argentina - 0.3%
Republic of Argentina
1.000%, 07/09/2029		34,723	15,018
(0.125% to 7-9-21, then 1.125% to 7-9-22, then 1.500% to 7-9-23, then 3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter), 07/09/2035		1,534,439	560,070
			575,088
Australia - 2.5%
Commonwealth of Australia 3.000%, 03/21/2047	AUD	5,175,000	4,898,432
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Bahrain - 0.1%
Kingdom of Bahrain 7.000%, 10/12/2028		$200,000	$231,361
Brazil - 0.4%
Federative Republic of Brazil 10.000%, 01/01/2025	BRL	3,425,000	762,364
Canada - 2.1%
Government of Canada
2.750%, 12/01/2048	CAD	1,180,000	1,273,684
3.000%, 12/01/2036		734,179	905,793
4.000%, 12/01/2031		428,768	515,472
4.250%, 12/01/2026		1,393,188	1,445,823
			4,140,772
Chile - 0.2%
Republic of Chile
0.830%, 07/02/2031	EUR	155,000	197,622
5.000%, 03/01/2035	CLP	150,000,000	259,887
			457,509
Colombia - 1.3%
Republic of Colombia
3.875%, 03/22/2026	EUR	1,070,000	1,492,347
6.000%, 04/28/2028	COP	1,509,800,000	473,092
6.125%, 01/18/2041		$125,000	167,500
7.375%, 09/18/2037		235,000	342,806
			2,475,745
Czech Republic - 0.2%
Czech Republic 0.250%, 02/10/2027	CZK	7,980,000	354,641
Germany - 2.5%
Federal Republic of Germany, Inflation Linked Bond
0.100%, 04/15/2026	EUR	358,142	475,050
0.500%, 04/15/2030		2,999,466	4,399,525
			4,874,575
Greece - 0.8%
Republic of Greece, GDP-Linked Note 4.044%, 10/15/2042 (B)*		409,185,000	1,559,628
Hungary - 0.2%
Republic of Hungary 2.750%, 12/22/2026	HUF	86,080,000	311,660
Iceland - 2.0%
Republic of Iceland 5.000%, 11/15/2028	ISK	433,770,000	3,871,613
Indonesia - 4.0%
Republic of Indonesia
1.400%, 10/30/2031	EUR	380,000	479,275
6.625%, 02/17/2037		$135,000	191,893
7.000%, 05/15/2027 to 09/15/2030	IDR	29,800,000,000	2,291,194
7.750%, 01/17/2038		$200,000	313,972
8.250%, 05/15/2029	IDR	11,210,000,000	918,019
8.375%, 03/15/2034		43,779,000,000	3,628,865
			7,823,218
Israel - 2.1%
State of Israel
1.000%, 03/31/2030	ILS	3,170,000	1,013,607
3.750%, 03/31/2047		7,280,000	3,228,306
			4,241,913
Japan - 5.4%
Government of Japan 0.400%, 03/20/2050	JPY	68,800,000	625,417

The accompanying notes are an integral part of the financial statements.	59

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Japan (continued)
Government of Japan, CPI Linked Bond 0.100%, 03/10/2028	JPY	1,044,790,056	$10,139,791
			10,765,208
Macedonia - 0.1%
Republic of Macedonia 3.675%, 06/03/2026	EUR	200,000	273,326
Malaysia - 0.3%
Government of Malaysia 3.900%, 11/30/2026	MYR	2,300,000	621,218
Mexico - 4.8%
Government of Mexico
1.125%, 01/17/2030	EUR	175,000	212,395
2.875%, 04/08/2039		530,000	703,177
3.000%, 03/06/2045		250,000	338,121
3.375%, 02/23/2031		370,000	532,273
3.625%, 04/09/2029		550,000	792,517
5.625%, 03/19/2114	GBP	100,000	154,938
7.500%, 06/03/2027	MXN	14,110,200	806,812
8.000%, 11/07/2047		100,923,000	5,985,391
			9,525,624
Morocco - 0.3%
Kingdom of Morocco
1.500%, 11/27/2031	EUR	160,000	190,125
2.000%, 09/30/2030		310,000	383,070
			573,195
Oman - 0.1%
Sultanate of Oman 4.750%, 06/15/2026		$200,000	199,638
Panama - 0.3%
Republic of Panama
3.870%, 07/23/2060		200,000	235,500
8.875%, 09/30/2027		195,000	281,288
			516,788
Paraguay - 0.1%
Republic of Paraguay 5.600%, 03/13/2048		200,000	257,002
Peru - 0.6%
Republic of Peru
3.750%, 03/01/2030	EUR	145,000	226,760
6.550%, 03/14/2037		$285,000	432,488
6.950%, 08/12/2031	PEN	730,000	262,206
8.750%, 11/21/2033		$195,000	332,963
			1,254,417
Philippines - 0.5%
Republic of the Philippines
0.700%, 02/03/2029	EUR	195,000	238,754
0.875%, 05/17/2027		245,000	304,335
3.700%, 02/02/2042		$445,000	515,259
			1,058,348
Poland - 0.4%
Republic of Poland 3.250%, 07/25/2025	PLN	2,330,000	703,670
Romania - 1.0%
Republic of Romania
2.625%, 12/02/2040 (C)	EUR	540,000	701,689
2.875%, 03/11/2029		190,000	260,984
3.875%, 10/29/2035		520,000	776,528
4.750%, 02/24/2025	RON	1,080,000	293,149
			2,032,350
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Russia - 3.3%
Government of Russia 8.150%, 02/03/2027	RUB	41,360,000	$635,880
Government of Russia, Inflation Linked Bond 2.500%, 02/02/2028		424,343,336	5,808,203
			6,444,083
Saudi Arabia - 0.6%
Kingdom of Saudi Arabia 2.000%, 07/09/2039	EUR	860,000	1,142,376
Serbia - 0.3%
Republic of Serbia 1.500%, 06/26/2029		485,000	612,211
South Africa - 0.3%
Republic of South Africa 7.000%, 02/28/2031	ZAR	11,360,000	662,292
South Korea - 7.1%
Republic of Korea 1.375%, 12/10/2029 to 06/10/2030	KRW	14,105,520,000	12,601,632
Republic of Korea, Inflation Linked Bond 1.750%, 06/10/2028		1,450,024,922	1,433,177
			14,034,809
Thailand - 1.8%
Kingdom of Thailand 2.875%, 12/17/2028	THB	94,140,000	3,576,042
Turkey - 0.1%
Republic of Turkey 9.000%, 07/24/2024	TRY	1,740,000	207,756
United Arab Emirates - 0.3%
Government of Dubai 3.900%, 09/09/2050		$510,000	502,909
Uruguay - 0.0%
Republic of Uruguay 8.500%, 03/15/2028	UYU	670,000	16,563
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $87,722,201)			$91,558,344
CORPORATE BONDS - 17.6%
Canada - 0.4%
Alimentation Couche-Tard, Inc. 2.950%, 01/25/2030 (C)		$30,000	32,768
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440%) 06/15/2076		165,000	192,844
Empire Communities Corp. 7.000%, 12/15/2025 (C)		45,000	47,424
New Red Finance, Inc. 3.875%, 01/15/2028 (C)		165,000	167,602
Norbord, Inc. 5.750%, 07/15/2027 (C)		110,000	118,252
Nutrien, Ltd. 2.950%, 05/13/2030		37,000	40,668
Suncor Energy, Inc. 6.500%, 06/15/2038		190,000	264,481
			864,039
Cayman Islands - 0.1%
Spirit Loyalty Cayman, Ltd. 8.000%, 09/20/2025 (C)		152,000	170,240
Colombia - 0.1%
Ecopetrol SA 7.375%, 09/18/2043		125,000	171,321

The accompanying notes are an integral part of the financial statements.	60

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Finland - 0.5%
Nokia OYJ 6.625%, 05/15/2039		$825,000	$1,053,782
France - 0.1%
Valeo SA 1.625%, 03/18/2026	EUR	100,000	125,173
India - 0.1%
NTPC, Ltd. 2.750%, 02/01/2027		195,000	252,278
Indonesia - 0.3%
Pertamina Persero PT 6.000%, 05/03/2042		$200,000	255,586
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 6.150%, 05/21/2048		200,000	261,000
			516,586
Ireland - 0.5%
Aptiv PLC 4.250%, 01/15/2026		15,000	17,286
Avolon Holdings Funding, Ltd. 2.875%, 02/15/2025 (C)		160,000	163,117
Endo DAC
6.000%, 06/30/2028 (C)		91,000	77,350
9.500%, 07/31/2027 (C)		72,000	80,370
Fly Leasing, Ltd. 5.250%, 10/15/2024		200,000	190,500
Russian Railways 2.200%, 05/23/2027	EUR	350,000	452,163
			980,786
Luxembourg - 0.4%
Arena Luxembourg Finance Sarl 1.875%, 02/01/2028		100,000	116,130
Codere Finance 2 Luxembourg SA (4.500% Cash and 6.250% PIK) 10.750%, 11/01/2023		510,000	406,223
Hanesbrands Finance Luxembourg SCA 3.500%, 06/15/2024		135,000	172,971
			695,324
Mauritius - 0.1%
MTN Mauritius Investments, Ltd. 4.755%, 11/11/2024		$200,000	210,940
Morocco - 0.1%
OCP SA 5.625%, 04/25/2024		200,000	221,029
Netherlands - 0.1%
Ziggo BV 4.875%, 01/15/2030 (C)		200,000	210,250
Norway - 0.0%
Equinor ASA 3.000%, 04/06/2027		45,000	50,081
Peru - 0.1%
Petroleos del Peru SA 5.625%, 06/19/2047		200,000	244,752
Spain - 0.1%
Abanca Corp. Bancaria SA (6.125% to 1-18-24, then 5 Year Euro Swap Rate + 5.927%) 01/18/2029	EUR	100,000	132,486
Banco de Credito Social Cooperativo SA (7.750% to 6-7-22, then 5 Year Euro Swap Rate + 7.591%) 06/07/2027		100,000	120,333
			252,819
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Switzerland - 0.1%
UBS Group AG 4.125%, 09/24/2025 (C)		$200,000	$228,964
United Arab Emirates - 0.2%
DAE Funding LLC 5.000%, 08/01/2024 (C)		108,000	110,700
DP World PLC 2.375%, 09/25/2026	EUR	200,000	255,176
			365,876
United Kingdom - 0.3%
British Airways 2020-1 Class A Pass Through Trust 4.250%, 11/15/2032 (C)		$320,000	342,000
Prudential PLC 3.125%, 04/14/2030		20,000	22,662
Virgin Media Secured Finance PLC 5.500%, 05/15/2029 (C)		200,000	216,750
			581,412
United States - 14.0%
AbbVie, Inc.
2.300%, 11/21/2022		60,000	62,203
4.450%, 05/14/2046		27,000	34,295
Adams Homes, Inc. 7.500%, 02/15/2025 (C)		170,000	178,075
Alliant Holdings Intermediate LLC 6.750%, 10/15/2027 (C)		80,000	85,600
Altria Group, Inc. 4.400%, 02/14/2026		45,000	52,236
American International Group, Inc.
3.875%, 01/15/2035		40,000	47,961
4.750%, 04/01/2048		100,000	133,202
Amgen, Inc. 2.200%, 02/21/2027		60,000	64,300
Anheuser-Busch Companies LLC 4.900%, 02/01/2046		35,000	45,551
Anheuser-Busch InBev Worldwide, Inc.
4.150%, 01/23/2025		55,000	62,625
4.600%, 04/15/2048		20,000	25,267
Antero Midstream Partners LP
5.375%, 09/15/2024		380,000	370,500
5.750%, 03/01/2027 (C)		360,000	353,700
Antero Resources Corp. 8.375%, 07/15/2026 (C)		55,000	56,138
Anthem, Inc.
3.700%, 09/15/2049		13,000	15,506
4.101%, 03/01/2028		19,000	22,452
Apache Corp. 4.375%, 10/15/2028		60,000	62,459
Apple, Inc. 2.650%, 05/11/2050		20,000	21,185
Aramark Services, Inc. 6.375%, 05/01/2025 (C)		170,000	181,688
Arches Buyer, Inc. 6.125%, 12/01/2028 (C)		87,000	89,845
Ashton Woods USA LLC 6.625%, 01/15/2028 (C)		120,000	126,300
AT&T, Inc.
2.300%, 06/01/2027		30,000	31,976
3.500%, 06/01/2041		20,000	21,532
3.500%, 09/15/2053 (C)		48,000	47,817
AutoZone, Inc. 1.650%, 01/15/2031		140,000	139,019
Bank of America Corp. (2.676% to 6-19-40, then SOFR + 1.930%) 06/19/2041		26,000	27,048

The accompanying notes are an integral part of the financial statements.	61

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Bank of America Corp. (3.093% to 10-1-24, then 3 month LIBOR + 1.090%) 10/01/2025	$25,000	$27,058
Bank of America Corp. (4.443% to 1-20-47, then 3 month LIBOR + 1.990%) 01/20/2048	25,000	33,036
BAT Capital Corp.
3.222%, 08/15/2024	45,000	48,717
4.758%, 09/06/2049	21,000	24,308
Bausch Health Companies, Inc. 7.000%, 01/15/2028 (C)	150,000	164,880
Belo Corp. 7.250%, 09/15/2027	98,000	112,700
Berkshire Hathaway Energy Company 4.500%, 02/01/2045	105,000	132,736
Black Knight InfoServ LLC 3.625%, 09/01/2028 (C)	270,000	276,413
Blue Racer Midstream LLC 7.625%, 12/15/2025 (C)	40,000	42,600
Bon Secours Mercy Health, Inc. 2.095%, 06/01/2031	23,000	23,689
Booz Allen Hamilton, Inc. 3.875%, 09/01/2028 (C)	470,000	484,100
Boston Scientific Corp. 4.700%, 03/01/2049	15,000	20,545
Boyd Gaming Corp.
6.375%, 04/01/2026	55,000	57,135
8.625%, 06/01/2025 (C)	195,000	216,877
BP Capital Markets America, Inc. 2.772%, 11/10/2050	30,000	29,624
Brandywine Operating Partnership LP 4.550%, 10/01/2029	20,000	22,465
Braskem America Finance Company 7.125%, 07/22/2041	200,000	230,500
Brighthouse Financial, Inc. 5.625%, 05/15/2030	22,000	27,145
Bristol-Myers Squibb Company 2.350%, 11/13/2040	45,000	46,242
Brixmor Operating Partnership LP 3.900%, 03/15/2027	30,000	33,383
Broadcom, Inc.
4.110%, 09/15/2028	70,000	80,079
4.300%, 11/15/2032	170,000	201,408
Builders FirstSource, Inc. 5.000%, 03/01/2030 (C)	40,000	43,000
Caesars Entertainment, Inc. 8.125%, 07/01/2027 (C)	125,000	138,378
Carnival Corp.
7.625%, 03/01/2026 (C)	120,000	130,739
11.500%, 04/01/2023 (C)	125,000	144,540
CDW LLC 3.250%, 02/15/2029	420,000	428,274
Centennial Resource Production LLC 5.375%, 01/15/2026 (C)	1,180,000	823,050
CenterPoint Energy, Inc. (6.125% to 9-1-23, then 3 month LIBOR + 3.270%) 09/01/2023 (D)	110,000	115,225
Charter Communications Operating LLC 3.700%, 04/01/2051	38,000	39,391
Cimarex Energy Company 4.375%, 06/01/2024	30,000	32,715
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Citigroup, Inc. 5.300%, 05/06/2044	$10,000	$14,089
Citigroup, Inc. (3.106% to 4-8-25, then SOFR + 2.750%) 04/08/2026	65,000	71,003
Citigroup, Inc. (3.980% to 3-20-29, then 3 month LIBOR + 1.338%) 03/20/2030	20,000	23,509
Citigroup, Inc. (4.700% to 1-30-25, then SOFR + 3.234%) 01/30/2025 (D)	490,000	503,519
Citigroup, Inc. (5.950% to 5-15-25, then 3 month LIBOR + 3.905%) 05/15/2025 (D)	50,000	54,625
Cleco Corporate Holdings LLC
3.375%, 09/15/2029	15,000	15,398
4.973%, 05/01/2046	20,000	23,370
Comcast Corp.
2.800%, 01/15/2051	12,000	12,474
3.750%, 04/01/2040	40,000	48,062
CommonSpirit Health
2.782%, 10/01/2030	30,000	31,742
3.817%, 10/01/2049	115,000	129,833
Community Health Network, Inc. 3.099%, 05/01/2050	220,000	221,788
Community Health Systems, Inc. 6.000%, 01/15/2029 (C)	50,000	54,013
Conagra Brands, Inc. 5.400%, 11/01/2048	25,000	35,621
ConocoPhillips 6.500%, 02/01/2039	230,000	355,288
Consolidated Communications, Inc. 6.500%, 10/01/2028 (C)	109,000	116,630
Consolidated Edison Company of New York, Inc. 4.125%, 05/15/2049	95,000	117,235
Continental Resources, Inc. 4.500%, 04/15/2023	25,000	25,778
CP Atlas Buyer, Inc. 7.000%, 12/01/2028 (C)	30,000	31,125
Credit Acceptance Corp. 6.625%, 03/15/2026	80,000	85,200
CVS Health Corp.
4.780%, 03/25/2038	18,000	22,714
5.050%, 03/25/2048	20,000	27,063
Delta Air Lines, Inc. 4.750%, 10/20/2028 (C)	85,000	92,744
Deutsche Bank AG (2.222% to 9-18-23, then SOFR + 2.159%) 09/18/2024	150,000	154,300
Diamondback Energy, Inc. 4.750%, 05/31/2025	30,000	33,767
Discovery Communications LLC 5.000%, 09/20/2037	20,000	25,233
Dollar General Corp. 4.125%, 05/01/2028	45,000	53,050
Dominion Energy South Carolina, Inc.
5.300%, 05/15/2033	10,000	13,433
6.625%, 02/01/2032	10,000	14,441
Energy Transfer Operating LP
4.200%, 04/15/2027	15,000	16,522
4.750%, 01/15/2026	20,000	22,624
5.000%, 05/15/2050	10,000	10,812
EnLink Midstream LLC 5.625%, 01/15/2028 (C)	60,000	61,289

The accompanying notes are an integral part of the financial statements.	62

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Enterprise Products Operating LLC (5.375% to 2-15-28, then 3 month LIBOR + 2.570%) 02/15/2078	$120,000	$121,212
Equifax, Inc. 2.600%, 12/15/2025	10,000	10,792
Evergy Metro, Inc.
3.650%, 08/15/2025	45,000	50,688
4.200%, 03/15/2048	10,000	12,938
Evergy, Inc. 2.900%, 09/15/2029	25,000	27,390
Exelon Corp. 4.450%, 04/15/2046	5,000	6,366
FedEx Corp. 4.050%, 02/15/2048	20,000	24,134
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) 06/30/2023 (D)	170,000	172,491
FirstCash, Inc. 4.625%, 09/01/2028 (C)	563,000	580,594
FirstEnergy Corp. 3.900%, 07/15/2027	50,000	55,094
Flex Acquisition Company, Inc. 7.875%, 07/15/2026 (C)	100,000	105,082
Flex, Ltd. 4.875%, 05/12/2030	130,000	156,227
Freedom Mortgage Corp.
7.625%, 05/01/2026 (C)	70,000	74,039
8.125%, 11/15/2024 (C)	235,000	245,133
Frontier Communications Corp.
5.875%, 10/15/2027 (C)	75,000	81,094
6.750%, 05/01/2029 (C)	135,000	144,450
General Electric Company 6.750%, 03/15/2032	15,000	21,019
General Motors Financial Company, Inc. 4.350%, 01/17/2027	32,000	36,416
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) 09/30/2028 (D)	160,000	173,800
Genworth Holdings, Inc.
6.500%, 06/15/2034	65,000	63,050
7.625%, 09/24/2021 (E)	55,000	55,825
Genworth Mortgage Holdings, Inc. 6.500%, 08/15/2025 (C)	100,000	108,250
Gilead Sciences, Inc.
4.750%, 03/01/2046	100,000	132,339
4.800%, 04/01/2044	165,000	217,490
Global Payments, Inc. 3.200%, 08/15/2029	31,000	34,408
Gray Oak Pipeline LLC
2.600%, 10/15/2025 (C)	46,000	47,401
3.450%, 10/15/2027 (C)	285,000	297,565
Gray Television, Inc. 7.000%, 05/15/2027 (C)	155,000	169,725
GTCR AP Finance, Inc. 8.000%, 05/15/2027 (C)	50,000	54,298
Healthpeak Properties, Inc. 3.500%, 07/15/2029	40,000	45,352
Hess Corp. 5.800%, 04/01/2047	20,000	25,411
HUB International, Ltd. 7.000%, 05/01/2026 (C)	145,000	151,640
Huntsman International LLC 4.500%, 05/01/2029	20,000	23,033
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
IBM Corp. 2.850%, 05/15/2040	$100,000	$107,475
Intercontinental Exchange, Inc. 2.650%, 09/15/2040	34,000	34,866
Jagged Peak Energy LLC 5.875%, 05/01/2026	80,000	82,800
JetBlue 2020-1 Class A Pass Through Trust 4.000%, 11/15/2032	270,000	291,345
Johnson & Johnson 2.250%, 09/01/2050	46,000	46,126
JPMorgan Chase & Co. 5.500%, 10/15/2040	25,000	36,714
JPMorgan Chase & Co. (2.301% to 10-15-24, then SOFR + 1.160%) 10/15/2025	60,000	63,680
JPMorgan Chase & Co. (3.109% to 4-22-50, then SOFR + 2.440%) 04/22/2051	15,000	16,669
JPMorgan Chase & Co. (3.882% to 7-24-37, then 3 month LIBOR + 1.360%) 07/24/2038	25,000	30,408
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) 02/01/2025 (D)	480,000	495,600
JPMorgan Chase & Co. (6.000% to 8-1-23, then 3 month LIBOR + 3.300%) 08/01/2023 (D)	50,000	53,000
JPMorgan Chase & Co. (6.100% to 10-1-24, then 3 month LIBOR + 3.330%) 10/01/2024 (D)	205,000	224,836
Keurig Dr Pepper, Inc. 4.985%, 05/25/2038	25,000	33,434
L Brands, Inc.
6.875%, 07/01/2025 (C)	5,000	5,429
7.500%, 06/15/2029	125,000	139,063
L3Harris Technologies, Inc. 3.850%, 06/15/2023	45,000	48,604
Ladder Capital Finance Holdings LLLP
4.250%, 02/01/2027 (C)	51,000	50,108
5.250%, 10/01/2025 (C)	130,000	129,675
LBM Acquisition LLC 6.250%, 01/15/2029 (C)	124,000	129,001
LD Holdings Group LLC 6.500%, 11/01/2025 (C)	75,000	78,938
Lear Corp. 3.800%, 09/15/2027	17,000	19,064
Lennar Corp. 4.750%, 11/29/2027	155,000	183,179
Lincoln National Corp. 3.400%, 01/15/2031	30,000	34,359
Lowe's Companies, Inc. 1.300%, 04/15/2028	68,000	68,569
Matador Resources Company 5.875%, 09/15/2026	687,000	673,260
McKesson Corp. 4.750%, 05/30/2029	145,000	178,321
MGIC Investment Corp. 5.250%, 08/15/2028	100,000	107,000
Microsoft Corp. 3.450%, 08/08/2036	25,000	30,792

The accompanying notes are an integral part of the financial statements.	63

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Moog, Inc. 4.250%, 12/15/2027 (C)	$160,000	$166,000
Morgan Stanley
3.950%, 04/23/2027	10,000	11,561
4.875%, 11/01/2022	10,000	10,773
Morgan Stanley (3.622% to 4-1-30, then SOFR + 3.120%) 04/01/2031	40,000	46,450
MPLX LP
4.250%, 12/01/2027	70,000	82,159
4.800%, 02/15/2029	30,000	36,239
MSCI, Inc. 3.875%, 02/15/2031 (C)	593,000	627,098
National Retail Properties, Inc. 4.300%, 10/15/2028	30,000	34,762
Nationstar Mortgage Holdings, Inc. 5.125%, 12/15/2030 (C)	166,000	173,507
NMI Holdings, Inc. 7.375%, 06/01/2025 (C)	35,000	39,200
Northeastern University 2.894%, 10/01/2050	15,000	15,804
Northern Natural Gas Company 4.300%, 01/15/2049 (C)	70,000	84,923
Novelis Corp. 4.750%, 01/30/2030 (C)	110,000	118,510
Occidental Petroleum Corp.
3.000%, 02/15/2027	70,000	62,300
4.400%, 08/15/2049	75,000	63,210
6.125%, 01/01/2031	140,000	149,828
Oglethorpe Power Corp.
3.750%, 08/01/2050 (C)	14,000	15,018
5.250%, 09/01/2050	30,000	37,042
OneMain Finance Corp.
4.000%, 09/15/2030	45,000	46,692
6.625%, 01/15/2028	50,000	59,375
ONEOK, Inc. 3.100%, 03/15/2030	44,000	46,848
Oracle Corp. 3.600%, 04/01/2050	25,000	29,142
Otis Worldwide Corp. 3.112%, 02/15/2040	20,000	21,731
Par Pharmaceutical, Inc. 7.500%, 04/01/2027 (C)	36,000	39,060
Parsley Energy LLC 4.125%, 02/15/2028 (C)	60,000	63,600
PDC Energy, Inc. 5.750%, 05/15/2026	460,000	474,950
Penn National Gaming, Inc. 5.625%, 01/15/2027 (C)	120,000	125,250
Penske Truck Leasing Company LP 4.250%, 01/17/2023 (C)	35,000	37,601
Phillips 66 5.875%, 05/01/2042	35,000	48,598
Phillips 66 Partners LP
3.150%, 12/15/2029	50,000	51,991
4.900%, 10/01/2046	110,000	123,077
Post Holdings, Inc. 4.625%, 04/15/2030 (C)	170,000	178,833
Presidio Holdings, Inc. 8.250%, 02/01/2028 (C)	275,000	303,188
Puget Energy, Inc. 4.100%, 06/15/2030	50,000	56,507
QEP Resources, Inc. 5.625%, 03/01/2026	50,000	54,828
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Reynolds American, Inc.
4.850%, 09/15/2023	$20,000	$22,305
5.850%, 08/15/2045	580,000	740,650
Royalty Pharma PLC 3.300%, 09/02/2040 (C)	34,000	35,700
Santander Holdings USA, Inc. 3.450%, 06/02/2025	35,000	38,273
SBA Tower Trust 1.884%, 01/15/2026 (C)	55,000	56,606
Scripps Escrow II, Inc. 5.375%, 01/15/2031 (C)	65,000	68,354
Sirius XM Radio, Inc. 5.500%, 07/01/2029 (C)	155,000	170,548
SLM Corp. 4.200%, 10/29/2025	57,000	60,206
Specialty Building Products Holdings LLC 6.375%, 09/30/2026 (C)	75,000	79,481
Speedway Motorsports LLC 4.875%, 11/01/2027 (C)	170,000	168,300
Spirit AeroSystems, Inc. 5.500%, 01/15/2025 (C)	25,000	26,373
SRM Escrow Issuer LLC 6.000%, 11/01/2028 (C)	60,000	62,810
Standard Industries, Inc. 4.375%, 07/15/2030 (C)	374,000	400,079
Stevens Holding Company, Inc. 6.125%, 10/01/2026 (C)	25,000	27,000
STL Holding Company LLC 7.500%, 02/15/2026 (C)	100,000	103,500
Sutter Health
3.161%, 08/15/2040	15,000	15,909
4.091%, 08/15/2048	105,000	126,891
Synchrony Financial
3.700%, 08/04/2026	45,000	49,936
4.375%, 03/19/2024	10,000	11,009
Sysco Corp. 6.600%, 04/01/2040	140,000	204,542
Targa Resources Partners LP 5.375%, 02/01/2027	55,000	57,770
The Bank of New York Mellon Corp. (4.625% to 9-20-26, then 3 month LIBOR + 3.131%) 09/20/2026 (D)	55,000	58,300
The Boeing Company
3.625%, 02/01/2031	60,000	65,731
5.040%, 05/01/2027	875,000	1,022,555
The Charles Schwab Corp. (4.000% to 12-1-30, then 10 Year CMT + 3.079%) 12/01/2030 (D)	110,000	115,775
The Dun & Bradstreet Corp. 10.250%, 02/15/2027 (C)	90,000	101,475
The Southern Company 3.700%, 04/30/2030	15,000	17,360
The TJX Companies, Inc. 3.500%, 04/15/2025	20,000	22,326
The Toledo Hospital 5.750%, 11/15/2038	100,000	119,829
The University of Chicago 2.761%, 04/01/2045	5,000	5,198
The William Carter Company 5.625%, 03/15/2027 (C)	248,000	261,020
T-Mobile USA, Inc.
3.750%, 04/15/2027 (C)	30,000	34,164

The accompanying notes are an integral part of the financial statements.	64

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
T-Mobile USA, Inc. (continued)
4.500%, 04/15/2050 (C)	$19,000	$23,434
TransDigm, Inc. 6.250%, 03/15/2026 (C)	330,000	351,450
TreeHouse Foods, Inc. 4.000%, 09/01/2028	165,000	170,672
TRI Pointe Group, Inc. 5.700%, 06/15/2028	148,000	167,092
Tyson Foods, Inc. 5.100%, 09/28/2048	25,000	35,932
United Natural Foods, Inc. 6.750%, 10/15/2028 (C)	113,000	118,224
United Shore Financial Services LLC 5.500%, 11/15/2025 (C)	113,000	119,215
UnitedHealth Group, Inc. 3.750%, 10/15/2047	25,000	31,001
Unum Group 4.000%, 03/15/2024	34,000	37,050
Valvoline, Inc. 3.625%, 06/15/2031 (C)	290,000	298,266
VEREIT Operating Partnership LP 3.400%, 01/15/2028	10,000	11,035
Verizon Communications, Inc.
4.000%, 03/22/2050	10,000	12,109
4.016%, 12/03/2029	65,000	77,094
4.522%, 09/15/2048	175,000	227,830
4.672%, 03/15/2055	85,000	114,005
ViacomCBS, Inc. 5.250%, 04/01/2044	20,000	25,953
ViacomCBS, Inc. (5.875% to 2-28-22, then 3 month LIBOR + 3.895%) 02/28/2057	55,000	57,063
ViacomCBS, Inc. (6.250% to 2-28-27, then 3 month LIBOR + 3.899%) 02/28/2057	50,000	56,133
Vine Oil & Gas LP 9.750%, 04/15/2023 (C)	40,000	32,000
Viper Energy Partners LP 5.375%, 11/01/2027 (C)	640,000	668,800
Wabtec Corp. 3.200%, 06/15/2025	123,000	132,674
Walgreens Boots Alliance, Inc. 4.800%, 11/18/2044	28,000	31,759
Wells Fargo & Company 5.375%, 11/02/2043	20,000	27,772
Wells Fargo & Company (5.013% to 4-4-50, then 3 month LIBOR + 4.240%) 04/04/2051	15,000	21,307
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) 06/15/2025 (D)	239,000	270,966
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) 06/15/2024 (D)	265,000	281,231
Western Midstream Operating LP 5.500%, 08/15/2048	100,000	98,159
WPX Energy, Inc. 5.750%, 06/01/2026	25,000	26,281
Yum! Brands, Inc. 7.750%, 04/01/2025 (C)	220,000	243,650
		27,678,574
TOTAL CORPORATE BONDS (Cost $33,125,261)		$34,874,226
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CONVERTIBLE BONDS - 1.4%
Israel - 0.0%
SolarEdge Technologies, Inc., Zero Coupon, 0.000%, 09/15/2025 (C)		$20,000	$27,491
Italy - 0.1%
Nexi SpA, 1.750%, 04/24/2027	EUR	100,000	150,158
Monaco - 0.2%
Endeavour Mining Corp., 3.000%, 02/15/2023 (C)		$400,000	468,000
United States - 1.1%
Apellis Pharmaceuticals, Inc., 3.500%, 09/15/2026 (C)		70,000	117,616
Bandwidth, Inc., 0.250%, 03/01/2026 (C)		25,000	44,321
Bloomin' Brands, Inc., 5.000%, 05/01/2025 (C)		8,000	14,690
Etsy, Inc., 0.125%, 10/01/2026		12,000	25,461
FTI Consulting, Inc., 2.000%, 08/15/2023		25,000	31,238
Health Catalyst, Inc., 2.500%, 04/15/2025 (C)		30,000	47,411
Integra LifeSciences Holdings Corp., 0.500%, 08/15/2025 (C)		85,000	93,535
Lumentum Holdings, Inc., 0.500%, 12/15/2026		75,000	91,455
Medallia, Inc., 0.125%, 09/15/2025 (C)		80,000	88,757
NanoString Technologies, Inc., 2.625%, 03/01/2025 (C)		65,000	103,099
NuVasive, Inc., 0.375%, 03/15/2025 (C)		170,000	164,878
Pebblebrook Hotel Trust, 1.750%, 12/15/2026		103,000	109,518
Pegasystems, Inc., 0.750%, 03/01/2025 (C)		70,000	82,169
Penn National Gaming, Inc., 2.750%, 05/15/2026		12,000	45,266
Pioneer Natural Resources Company, 0.250%, 05/15/2025 (C)		140,000	186,016
Proofpoint, Inc., 0.250%, 08/15/2024		20,000	22,393
Redfin Corp., Zero Coupon, 0.000%, 10/15/2025 (C)		85,000	101,588
Revance Therapeutics, Inc., 1.750%, 02/15/2027 (C)		75,000	84,113
Southwest Airlines Company, 1.250%, 05/01/2025		120,000	174,300
Splunk, Inc., 1.125%, 06/15/2027 (C)		35,000	36,377
Square, Inc., 0.125%, 03/01/2025 (C)		30,000	56,458
Tandem Diabetes Care, Inc., 1.500%, 05/01/2025 (C)		75,000	88,327
The Middleby Corp., 1.000%, 09/01/2025 (C)		101,000	123,346
Uber Technologies, Inc., Zero Coupon, 0.000%, 12/15/2025 (C)		30,000	30,691
Workday, Inc., 0.250%, 10/01/2022		55,000	91,902
			2,054,925
TOTAL CONVERTIBLE BONDS (Cost $2,418,436)			$2,700,574
MUNICIPAL BONDS - 3.8%
United States - 3.8%
Chicago Transit Authority (Illinois) 3.912%, 12/01/2040		60,000	67,514
Chicago Transit Authority (Illinois) 3.502%, 12/01/2033		435,000	477,121
Chicago Transit Authority, Series A (Illinois) 6.899%, 12/01/2040		55,000	79,528
City & County of Denver Company Airport System Revenue (Colorado) 2.717%, 11/15/2034		105,000	107,451

The accompanying notes are an integral part of the financial statements.	65

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
United States (continued)
City & County of Denver Company Airport System Revenue (Colorado) 2.867%, 11/15/2037	$75,000	$75,758
City of Austin Airport System Revenue (Texas) 5.000%, 11/15/2032	100,000	127,951
City of Austin Airport System Revenue (Texas) 5.000%, 11/15/2044	240,000	296,772
City of Houston Airport System Revenue (Texas) 2.385%, 07/01/2031	240,000	242,472
City of Tampa (Florida) 2.699%, 09/01/2036 (F)	100,000	65,482
Commonwealth of Massachusetts, GO 2.514%, 07/01/2041	625,000	654,088
County of Broward Port Facilities Revenue (Florida) 5.000%, 09/01/2033	70,000	88,980
County of Broward Port Facilities Revenue (Florida) 5.000%, 09/01/2029	100,000	129,726
County of Broward Port Facilities Revenue (Florida) 5.000%, 09/01/2028	150,000	190,973
County of Miami-Dade Aviation Revenue (Florida) 2.786%, 10/01/2037 (A)	200,000	204,328
County of Miami-Dade Aviation Revenue (Florida) 4.000%, 10/01/2036	115,000	138,352
County of Miami-Dade Aviation Revenue (Florida) 3.270%, 10/01/2041	50,000	51,211
Dallas Fort Worth International Airport (Texas) 3.089%, 11/01/2040	130,000	136,366
District of Columbia 3.432%, 04/01/2042	405,000	439,376
Grand Parkway Transportation Corp. (Texas) 3.236%, 10/01/2052	190,000	198,704
Greater Orlando Aviation Authority (Florida) 5.000%, 10/01/2028	150,000	178,364
Iowa Finance Authority 3.250%, 07/01/2050	50,000	55,392
Metropolitan Transportation Authority (New York) 5.000%, 11/15/2050	110,000	131,001
Metropolitan Transportation Authority (New York) 5.175%, 11/15/2049	210,000	246,072
Metropolitan Transportation Authority (New York) 6.668%, 11/15/2039	15,000	19,578
Metropolitan Transportation Authority (New York) 5.000%, 11/15/2029	100,000	122,428
Municipal Electric Authority of Georgia 6.655%, 04/01/2057	10,000	15,456
New Jersey Transportation Trust Fund Authority 4.000%, 06/15/2045	50,000	55,916
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
United States (continued)
New York City Transitional Finance Authority 4.000%, 05/01/2045		$75,000	$89,188
Orange County Convention Center (Florida) 5.000%, 10/01/2031		55,000	64,618
Port Authority of New York & New Jersey 4.000%, 03/15/2030		230,000	273,456
Port Authority of New York & New Jersey 5.000%, 09/15/2033		140,000	173,720
Port Authority of New York & New Jersey 4.823%, 06/01/2045		140,000	157,514
Port Authority of New York & New Jersey 1.086%, 07/01/2023		25,000	25,373
Port of Seattle (Washington) 5.000%, 04/01/2039		190,000	234,946
Port of Seattle (Washington) 5.000%, 10/01/2031		100,000	118,144
San Diego County Regional Transportation Commission (California) 3.248%, 04/01/2048		75,000	78,811
San Francisco City & County Airport Commission (California) 5.000%, 05/01/2050		325,000	398,512
San Francisco City & County Airport Commission (California) 4.000%, 05/01/2039		160,000	188,456
San Francisco City & County Airport Commission (California) 2.958%, 05/01/2051		155,000	154,242
State of Hawaii Airports System Revenue 4.000%, 07/01/2035		100,000	118,075
State of Hawaii Airports System Revenue 5.000%, 07/01/2034		295,000	382,199
Tarrant County Cultural Education Facilities Finance Corp. (Texas) 3.416%, 09/01/2050 (A)		125,000	129,148
The Pennsylvania State University 2.840%, 09/01/2050		50,000	51,688
Triborough Bridge & Tunnel Authority (New York) 5.000%, 11/15/2054		140,000	179,532
University of California 1.316%, 05/15/2027		45,000	45,720
Wisconsin Center District 4.173%, 12/15/2050		65,000	67,963
TOTAL MUNICIPAL BONDS (Cost $7,124,461)			$7,527,665
TERM LOANS (G) - 8.2%
France - 0.1%
Bio Lam LCD SELAS, 2020 EUR Add on Term Loan B (3 month EURIBOR + 4.750%), 4.750%, 04/25/2026	EUR	155,000	189,475
Luxembourg - 0.2%
Delta 2 Lux Sarl, 2018 USD Term Loan (1 month LIBOR + 2.500%), 3.500%, 02/01/2024		$200,000	197,572

The accompanying notes are an integral part of the financial statements.	66

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
TERM LOANS (G) (continued)
Luxembourg (continued)
Sunshine Luxembourg VII Sarl, USD Term Loan B1 (3 month LIBOR + 4.000%), 5.000%, 10/01/2026		$99,748	$99,936
			297,508
Netherlands - 0.2%
Boels Topholding BV, 2020 EUR Term Loan B (3 month EURIBOR + 4.000%), 4.000%, 02/06/2027	EUR	155,000	189,166
Telenet Financing USD LLC, 2020 USD Term Loan AR (1 month LIBOR + 2.000%), 2.159%, 04/30/2028		$200,000	197,126
			386,292
Norway - 0.0%
Adevinta ASA, USD Term Loan B, TBD 10/13/2027 (H)		100,000	99,844
Sweden - 0.1%
Verisure Holding AB, 2020 EUR Term Loan B (6 month EURIBOR + 4.000%), 4.000%, 07/20/2026	EUR	155,000	189,799
United Kingdom - 0.1%
Lorca Finco PLC, EUR New Money Term Loan B2, TBD 09/17/2027 (H)		180,000	220,218
United States - 7.5%
Acrisure LLC, 2020 Term Loan B (1 month LIBOR + 3.500%), 3.647%, 02/15/2027		$248,125	242,904
Adient US LLC, Term Loan B (1 and 3 month LIBOR + 4.250%), 4.414%, 05/06/2024		148,867	148,618
ADMI Corp., 2020 Incremental Term Loan, TBD 12/15/2027 (H)		100,000	99,975
AlixPartners LLP, 2017 Term Loan B (1 month LIBOR + 2.500%), 2.647%, 04/04/2024		197,943	195,501
Alliance Laundry Systems LLC, Term Loan B (3 month LIBOR + 3.500%), 4.250%, 10/08/2027		125,000	124,844
Altra Industrial Motion Corp., 2018 Term Loan B (1 month LIBOR + 2.000%), 2.147%, 10/01/2025		86,993	86,776
Amentum Government Services Holdings LLC, Term Loan B (1 month LIBOR + 3.500%), 3.647%, 02/01/2027		99,500	99,127
APX Group, Inc. 2020 Term Loan (Prime rate + 4.000% and 1 month LIBOR + 5.000%), 5.148%, 12/31/2025		99,250	98,594
Aramark Services, Inc., 2018 Term Loan B3 (1 month LIBOR + 1.750%), 1.895%, 03/11/2025		125,000	123,156
Aretec Group, Inc., 2018 Term Loan (1 month LIBOR + 4.250%), 4.397%, 10/01/2025		197,980	193,278
Asurion LLC, 2017 2nd Lien Term Loan (1 month LIBOR + 6.500%), 6.647%, 08/04/2025		234,848	236,316
Avantor Funding, Inc., 2020 Incremental Term Loan B4 (1 month LIBOR + 2.500%), 3.500%, 11/08/2027		180,000	180,113
Bass Pro Group LLC, Term Loan B (1 month LIBOR + 5.000%), 5.750%, 09/25/2024		223,269	223,669
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
TERM LOANS (G) (continued)
United States (continued)
Bausch Health Americas, Inc., 2018 Term Loan B (1 month LIBOR + 3.000%), 3.148%, 06/02/2025		$109,459	$108,980
Beacon Roofing Supply, Inc., 2017 Term Loan B (1 month LIBOR + 2.250%), 2.397%, 01/02/2025		124,043	123,016
Belron Finance US LLC, 2019 USD Term Loan B (3 month LIBOR + 2.250%), 2.464%, 10/30/2026		198,496	198,000
Berlin Packaging LLC, 2018 1st Lien Term Loan (1 and 3 month LIBOR + 3.000%), 3.161%, 11/07/2025		253,042	248,584
Berry Global, Inc., Term Loan W (1 month LIBOR + 2.000%), 2.149%, 10/01/2022		51,756	51,669
Blackhawk Network Holdings, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 3.000%), 3.147%, 06/15/2025		174,552	169,588
Boyd Gaming Corp., Term Loan B3 (1 week LIBOR + 2.250%), 2.352%, 09/15/2023		197,543	195,587
Brightview Landscapes LLC, 2018 1st Lien Term Loan B (1 and 3 month LIBOR + 2.500%), 2.688%, 08/15/2025		99,237	98,658
BY Crown Parent LLC, Term Loan B1 (1 month LIBOR + 3.000%), 4.000%, 02/02/2026		99,750	99,501
Caesars Resort Collection LLC, 2020 Term Loan B1 (1 month LIBOR + 4.500%), 4.647%, 07/21/2025		169,575	169,628
Cardtronics USA, Inc., Term Loan B (1 month LIBOR + 4.000%), 5.000%, 06/29/2027		99,500	99,334
Change Healthcare Holdings LLC, 2017 Term Loan B (1 and 3 month LIBOR + 2.500%), 3.500%, 03/01/2024		187,321	186,290
Charter Communications Operating LLC, 2019 Term Loan B2 (1 month LIBOR + 1.750%), 1.900%, 02/01/2027		148,869	147,884
Clarios Global LP, USD Term Loan B (1 month LIBOR + 3.500%), 3.647%, 04/30/2026		194,903	193,888
Core & Main LP, 2017 Term Loan B (3 month LIBOR + 2.750%), 3.750%, 08/01/2024		248,082	246,636
Dcert Buyer, Inc., 2019 Term Loan B (1 month LIBOR + 4.000%), 4.147%, 10/16/2026		198,500	198,039
Deerfield Dakota Holding LLC, 2020 EUR Term Loan B (1 month EURIBOR + 4.000%), 4.000%, 04/09/2027	EUR	298,500	362,613
Deerfield Dakota Holding LLC, 2020 USD Term Loan B (3 month LIBOR + 3.750%), 4.750%, 04/09/2027		$701,475	701,587
Diamond BC BV, 2020 USD Incremental Term Loan (3 month LIBOR + 5.000%), 6.000%, 09/06/2024		99,750	99,501
Diamond BC BV, EUR Term Loan (3 month EURIBOR + 3.250%), 3.250%, 09/06/2024	EUR	99,487	119,867
Diamond BC BV, USD Term Loan (3 month LIBOR + 3.000%), 3.214%, 09/06/2024		$223,274	219,739

The accompanying notes are an integral part of the financial statements.	67

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (G) (continued)
United States (continued)
Elanco Animal Health, Inc., Term Loan B (3 month LIBOR + 1.750%), 1.905%, 08/01/2027	$292,232	$289,372
Element Solutions, Inc., 2019 Term Loan B1 (1 month LIBOR + 2.000%), 2.147%, 01/31/2026	198,492	196,259
Epicor Software Corp., 2020 Term Loan (1 month LIBOR + 4.250%), 5.250%, 07/30/2027	135,737	136,387
Frontier Communications Corp., 2020 DIP Exit Term Loan (1 month LIBOR + 4.750%), 5.750%, 10/08/2021	100,000	100,313
Go Daddy Operating Company LLC, 2020 Term Loan B3 (1 month LIBOR + 2.500%), 2.647%, 08/10/2027	134,325	134,717
Gray Television, Inc., 2018 Term Loan C (3 month LIBOR + 2.500%), 2.655%, 01/02/2026	250,000	248,020
Harbor Freight Tools USA, Inc., 2020 Term Loan B (1 month LIBOR + 3.250%), 4.000%, 10/19/2027	132,989	132,767
HUB International, Ltd., 2018 Term Loan B (3 month LIBOR + 2.750%), 2.965%, 04/25/2025	247,462	242,745
HUB International, Ltd., 2019 Incremental Term Loan B (3 month LIBOR + 4.000%), 5.000%, 04/25/2025	198,496	198,806
Hyland Software, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 3.500%), 4.250%, 07/01/2024	164,579	164,762
ION Media Networks, Inc., 2019 Term Loan B (1 month LIBOR + 3.000%), 3.147%, 12/18/2024	247,494	247,080
IRB Holding Corp., 2020 4th Amendment Incremental Term Loan, TBD 12/15/2027 (H)	100,000	100,031
Jaguar Holding Company II, 2018 Term Loan (1 month LIBOR + 2.500%), 3.500%, 08/18/2022	198,425	198,253
LBM Acquisition LLC, Delayed Draw Term Loan, TBD 12/09/2027 (H)	19,145	19,125
LBM Acquisition LLC, Term Loan B, TBD 12/09/2027 (H)	86,154	86,064
Michaels Stores, Inc., 2020 Term loan B (1 month LIBOR + 3.500%), 4.250%, 10/01/2027	105,214	104,293
Milano Acquisition Corp. Term Loan B (3 month LIBOR + 4.000%), 4.750%, 10/01/2027	115,000	114,808
Momentive Performance Materials USA LLC, Term Loan B (1 month LIBOR + 3.250%), 3.400%, 05/15/2024	248,111	244,389
MPH Acquisition Holdings LLC, 2016 Term Loan B (3 month LIBOR + 2.750%), 3.750%, 06/07/2023	172,768	171,797
MTN Infrastructure TopCo, Inc., 1st Lien Term Loan B (1 month LIBOR + 3.000%), 4.000%, 11/15/2024	223,787	223,004
Nascar Holdings LLC, Term Loan B (1 month LIBOR + 2.750%), 2.897%, 10/19/2026	143,114	142,376
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (G) (continued)
United States (continued)
Navistar, Inc., 2017 1st Lien Term Loan B (1 month LIBOR + 3.500%), 3.660%, 11/06/2024	$124,043	$123,764
NEP Group, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 3.250%), 3.397%, 10/20/2025	248,101	234,595
Newco Financing Partnership, 2020 USD Term Loan B1 (2 month LIBOR + 3.500%), 3.673%, 01/31/2029	117,500	117,559
NFP Corp., 2020 Term Loan (1 month LIBOR + 3.250%), 3.397%, 02/15/2027	124,063	121,293
Nouryon USA LLC, 2018 USD Term Loan B (1 month LIBOR + 3.000%), 3.153%, 10/01/2025	124,028	122,581
Packaging Coordinators Midco, Inc., 2020 Term Loan (3 month LIBOR + 3.750%), 4.500%, 09/25/2027	100,000	100,000
PAI Holdco, Inc., 2020 Term Loan B (3 month LIBOR + 4.000%), 5.000%, 10/28/2027	100,000	100,000
Pathway Vet Alliance LLC, 2020 Delayed Draw Term Loan (1 and 3 month LIBOR + 4.000%), 4.148%, 03/31/2027	9,372	9,358
Pathway Vet Alliance LLC, 2020 Term Loan (1 month LIBOR + 4.000%), 4.146%, 03/31/2027	114,738	114,565
Penn National Gaming, Inc., 2018 1st Lien Term Loan B (1 month LIBOR + 2.250%), 3.000%, 10/15/2025	111,154	109,612
PetSmart, Inc., Consenting Term Loan (3 month LIBOR + 3.500%), 4.500%, 03/11/2022	102,583	102,294
Proampac PG Borrower LLC, 2020 Term Loan (1 and 3 month LIBOR + 4.000%), 5.000%, 11/03/2025	110,000	109,657
Quikrete Holdings, Inc., 2016 1st Lien Term Loan (1 month LIBOR + 2.500%), 2.647%, 02/01/2027	198,000	197,135
Refinitiv US Holdings, Inc., 2018 USD Term Loan (1 month LIBOR + 3.250%), 3.397%, 10/01/2025	148,861	148,551
Science Applications International Corp., 2020 Incremental Term Loan B (1 month LIBOR + 2.250%), 2.397%, 03/12/2027	77,067	76,970
Scientific Games International, Inc., 2018 Term Loan B5 (1 month LIBOR + 2.750%), 2.897%, 08/14/2024	199,487	194,550
SCIH Salt Holdings, Inc., Term Loan B (3 month LIBOR + 4.500%), 5.500%, 03/16/2027	99,750	99,625
Sedgwick Claims Management Services, Inc., 2018 Term Loan B (1 month LIBOR + 3.250%), 3.397%, 12/31/2025	197,980	194,598
SkyMiles IP, Ltd., 2020 SkyMiles Term Loan B (3 month LIBOR + 3.750%), 4.750%, 10/20/2027	100,000	103,534
SRS Distribution, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 3.000%), 3.147%, 05/23/2025	109,440	107,564

The accompanying notes are an integral part of the financial statements.	68

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (G) (continued)
United States (continued)
SS&C Technologies, Inc., 2018 Term Loan B3 (1 month LIBOR + 1.750%), 1.897%, 04/16/2025	$122,378	$120,665
SS&C Technologies, Inc., 2018 Term Loan B4 (1 month LIBOR + 1.750%), 1.897%, 04/16/2025	94,694	93,368
Surgery Center Holdings, Inc., 2017 Term Loan B (1 month LIBOR + 3.250%), 4.250%, 09/03/2024	199,485	195,800
The Dun & Bradstreet Corp., Term Loan (1 month LIBOR + 3.750%), 3.898%, 02/06/2026	223,313	223,219
The EW Scripps Company, 2020 Term Loan B3, TBD 12/15/2027 (H)	100,000	100,000
The Ultimate Software Group, Inc., 2020 Incremental Term Loan B (3 month LIBOR + 4.000%), 4.750%, 05/04/2026	109,725	110,211
The Ultimate Software Group, Inc., Term Loan B (1 month LIBOR + 3.750%), 3.897%, 05/04/2026	148,869	148,637
TransDigm, Inc., 2020 Term Loan E (1 month LIBOR + 2.250%), 2.397%, 05/30/2025	198,000	193,793
Tronox Finance LLC, Term Loan B (1 and 3 month LIBOR + 3.000%), 3.197%, 09/23/2024	177,938	176,805
UFC Holdings LLC, 2019 Term Loan (6 month LIBOR + 3.250%), 4.250%, 04/29/2026	99,223	98,804
UPC Financing Partnership, 2020 USD Term Loan B2 (2 month LIBOR + 3.500%), 3.677%, 01/31/2029	117,500	117,559
US Foods, Inc., 2016 Term Loan B (1 month LIBOR + 1.750%), 1.897%, 06/27/2023	198,442	195,263
USI, Inc., 2017 Repriced Term Loan (3 month LIBOR + 3.000%), 3.254%, 05/16/2024	124,038	122,152
Vertical US Newco, Inc., USD Term Loan B (6 month LIBOR + 4.250%), 4.570%, 07/30/2027	279,300	280,247
Virgin Media Bristol LLC, 2020 USD Term Loan Q, TBD 01/31/2029 (H)	145,000	144,765
Weberstephen Products LLC, Term Loan B (1 month LIBOR + 3.250%), 4.000%, 10/30/2027	100,000	100,050
White Cap Buyer LLC, Term Loan B, TBD 10/19/2027 (H)	135,000	134,831
WW International, Inc., 2017 Term Loan B (1 month LIBOR + 4.750%), 5.500%, 11/29/2024	235,031	234,688
		14,865,490
TOTAL TERM LOANS (Cost $15,602,501)		$16,248,626
COLLATERALIZED MORTGAGE OBLIGATIONS - 8.3%
Commercial and residential - 4.3%
Angel Oak Mortgage Trust LLC
Series 2020-3, Class M1, 3.809%, 04/25/2065 (C)(I)	180,000	186,094
Series 2020-5, Class A1, 1.373%, 05/25/2065 (C)(I)	87,252	87,859
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805%, 01/25/2049 (C)(I)	164,853	169,954
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
BBCMS Mortgage Trust, Series 2017-DELC, Class A (1 month LIBOR + 0.850%), 1.009%, 08/15/2036 (C)(J)	$100,000	$98,876
Benchmark Mortgage Trust
Series 2019-B10, Class XA IO, 1.229%, 03/15/2062	567,672	44,473
Series 2020-B22, Class XA IO, 1.523%, 01/15/2054	205,000	25,842
BFLD Trust
Series 2020-EYP, Class A (1 month LIBOR + 1.150%), 1.309%, 10/15/2035 (C)(J)	185,000	185,521
Series 2020-OBRK, Class A (1 month LIBOR + 2.050%), 2.209%, 11/15/2028 (C)(J)	45,000	45,000
BX Commercial Mortgage Trust
Series 2018-BIOA, Class A (1 month LIBOR + 0.671%), 0.830%, 03/15/2037 (C)(J)	53,000	52,999
Series 2018-IND, Class A (1 month LIBOR + 0.750%), 0.909%, 11/15/2035 (C)(J)	78,889	78,864
Series 2018-IND, Class C (1 month LIBOR + 1.100%), 1.259%, 11/15/2035 (C)(J)	137,500	137,241
Series 2019-XL, Class A (1 month LIBOR + 0.920%), 1.079%, 10/15/2036 (C)(J)	261,057	261,544
Series 2019-XL, Class B (1 month LIBOR + 1.080%), 1.239%, 10/15/2036 (C)(J)	261,057	261,057
Series 2019-XL, Class C (1 month LIBOR + 1.250%), 1.409%, 10/15/2036 (C)(J)	261,057	260,402
Series 2020-VKNG, Class F (1 month LIBOR + 2.750%), 2.909%, 10/15/2037 (C)(J)	170,000	169,501
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class A (1 month LIBOR + 1.070%), 1.229%, 12/15/2037 (C)(J)	337,500	338,194
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class C, 5.739%, 12/15/2047 (C)(I)	275,000	277,878
COLT Mortgage Loan Trust
Series 2019-4, Class A1, 2.579%, 11/25/2049 (C)(I)	114,904	116,359
Series 2020-2, Class A1, 1.853%, 03/25/2065 (C)(I)	78,902	79,863
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2013-CR13, Class B, 4.886%, 11/10/2046 (I)	169,000	186,780
Series 2014-CR16, Class AM, 4.278%, 04/10/2047	200,000	218,982
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2020-SBX, Class C, 2.056%, 01/10/2038 (C)(I)	100,000	103,312
Series 2020-SBX, Class D, 2.321%, 01/10/2038 (C)(I)	100,000	102,866

The accompanying notes are an integral part of the financial statements.	69

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Credit Suisse Mortgage Trust
Series 2020-NET, Class D, 3.704%, 08/15/2037 (C)(I)	$100,000	$103,416
Series 2020-RPL5, Class A1, 3.023%, 08/25/2060 (C)	269,564	270,334
Deephaven Residential Mortgage Trust, Series 2020-2, Class A1, 1.692%, 05/25/2065 (C)	141,855	142,606
FREMF Mortgage Trust
Series 2013-K33, Class B, 3.498%, 08/25/2046 (C)(I)	215,000	228,160
Series 2015-K45, Class C, 3.589%, 04/25/2048 (C)(I)	115,000	119,985
Series 2015-K49, Class B, 3.720%, 10/25/2048 (C)(I)	250,000	272,371
Series 2016-K55, Class C, 4.163%, 04/25/2049 (C)(I)	50,000	53,751
Series 2017-K63, Class C, 3.872%, 02/25/2050 (C)(I)	119,000	126,241
Series 2019-K99, Class B, 3.646%, 10/25/2052 (C)(I)	180,000	199,191
GS Mortgage Securities Corp. Trust, Series 2019-BOCA, Class A (1 month LIBOR + 1.200%), 1.359%, 06/15/2038 (C)(J)	280,000	277,892
JPMorgan Mortgage Trust, Series 2018-3, Class A1, 3.500%, 09/25/2048 (C)(I)	83,319	85,725
KKR Industrial Portfolio Trust, Series 2020-AIP, Class A (1 month LIBOR + 1.037%), 1.196%, 03/15/2037 (C)(J)	241,051	241,051
Merit, Series 2020-HILL, Class B (1 month LIBOR + 1.400%), 1.559%, 08/15/2037 (C)(J)	105,000	105,231
Metlife Securitization Trust, Series 2018-1A, Class A, 3.750%, 03/25/2057 (C)(I)	162,538	175,251
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class C, 4.056%, 12/15/2048 (I)	283,000	285,642
Morgan Stanley Capital I Trust
Series 2017-CLS, Class F (1 month LIBOR + 2.600%), 2.759%, 11/15/2034 (C)(J)	177,000	177,021
Series 2018-SUN, Class B (1 month LIBOR + 1.200%), 1.359%, 07/15/2035 (C)(J)	100,000	97,874
New Residential Mortgage Loan Trust
Series 2015-1A, Class B3, 5.333%, 05/28/2052 (C)(I)	173,546	186,356
Series 2020-NPL1, Class A1, 4.335%, 07/25/2060 (C)	191,201	193,529
Pretium Mortgage Credit Partners LLC, Series 2020-RPL1, Class A1, 3.819%, 05/27/2060 (C)	241,549	243,315
PRPM LLC, Series 2019-GS1, Class A1, 3.500%, 10/25/2024 (C)(I)	236,291	239,159
Verus Securitization Trust
Series 2019-3, Class A1, 2.784%, 07/25/2059 (C)	73,541	75,190
Series 2019-INV3, Class A1, 2.692%, 11/25/2059 (C)(I)	237,067	243,490
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Verus Securitization Trust (continued)
Series 2020-1, Class A1, 2.417%, 01/25/2060 (C)	$119,966	$122,201
Series 2020-1, Class A3, 2.724%, 01/25/2060 (C)	128,223	130,520
Series 2020-INV1, Class A3, 3.889%, 03/25/2060 (C)(I)	100,000	105,127
Wells Fargo Mortgage Backed Securities Trust, Series 2019-3, Class A1, 3.500%, 07/25/2049 (C)(I)	97,742	100,573
WF-RBS Commercial Mortgage Trust
Series 2011-C4, Class C, 5.193%, 06/15/2044 (C)(I)	255,000	252,040
Series 2011-C5, Class C, 5.656%, 11/15/2044 (C)(I)	150,000	151,720
		8,494,423
U.S. Government Agency - 4.0%
Federal Home Loan Mortgage Corp.
Series 2013-DN1, Class M2 (1 month LIBOR + 7.150%), 7.298%, 07/25/2023 (J)	149,457	154,972
Series 2014-DN2, Class M3 (1 month LIBOR + 3.600%), 3.748%, 04/25/2024 (J)	206,623	205,190
Series 2016-DNA2, Class M3 (1 month LIBOR + 4.650%), 4.798%, 10/25/2028 (J)	174,289	181,346
Series 2016-DNA4, Class M3 (1 month LIBOR + 3.800%), 3.948%, 03/25/2029 (J)	238,520	246,911
Series 2016-HQA4, Class M3 (1 month LIBOR + 3.900%), 4.048%, 04/25/2029 (J)	247,229	256,598
Series 2017-DNA2, Class M1 (1 month LIBOR + 1.200%), 1.348%, 10/25/2029 (J)	132,847	132,847
Series 2017-HQA2, Class M2 (1 month LIBOR + 2.650%), 2.798%, 12/25/2029 (J)	301,548	303,641
Series 2018-DNA1, Class M2 (1 month LIBOR + 1.800%), 1.948%, 07/25/2030 (J)	259,532	257,320
Series 2018-HQA1, Class M2 (1 month LIBOR + 2.300%), 2.448%, 09/25/2030 (J)	63,139	62,899
Series 2020-DNA2, Class M2 (1 month LIBOR + 1.850%), 1.998%, 02/25/2050 (C)(J)	100,000	99,386
Series 2020-DNA5, Class M2 (SOFR + 2.800%), 2.882%, 10/25/2050 (C)(J)	105,000	106,342
Series 2020-DNA6, Class B1 (SOFR + 3.000%), 3.077%, 12/25/2050 (C)(J)	35,000	35,000
Series 2020-DNA6, Class M2 (SOFR + 2.000%), 2.077%, 12/25/2050 (C)(J)	85,000	84,868
Series 2020-HQA2, Class M2 (1 month LIBOR + 3.100%), 3.248%, 03/25/2050 (C)(J)	290,000	291,994
Series 2020-HQA3, Class B1 (1 month LIBOR + 5.750%), 5.898%, 07/25/2050 (C)(J)	195,000	207,128

The accompanying notes are an integral part of the financial statements.	70

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 2020-HQA3, Class M2 (1 month LIBOR + 3.600%), 3.748%, 07/25/2050 (C)(J)	$130,000	$130,900
Series 2020-HQA4, Class M2 (1 month LIBOR + 3.150%), 3.298%, 09/25/2050 (C)(J)	280,000	282,580
Series 324, Class C18 IO, 4.000%, 12/15/2033	424,430	53,347
Series 4446, Class BI IO, 6.500%, 04/15/2039	264,256	57,812
Series 4978, Class MI IO, 4.000%, 05/25/2040	343,432	40,662
Series 4993, Class AI IO, 4.000%, 07/25/2040	435,234	62,767
Series K066, Class X1 IO, 0.750%, 06/25/2027	1,252,248	53,885
Series K103, Class X1 IO, 0.638%, 11/25/2029	1,024,285	52,195
Series K105, Class X1 IO, 1.523%, 01/25/2030	639,691	76,531
Series K106, Class X1 IO, 1.355%, 01/25/2030	619,374	66,100
Series K107, Class X1 IO, 1.591%, 01/25/2030	549,693	69,108
Series K108, Class X1 IO, 1.690%, 03/25/2030	390,000	52,687
Series K110, Class X1 IO, 1.698%, 04/25/2030	99,934	13,230
Series K111, Class X1 IO, 1.572%, 05/25/2030	99,918	12,603
Series K115, Class X3 IO, 2.958%, 09/25/2048	147,298	33,180
Series K116, Class X3 IO, 3.021%, 09/25/2047	223,880	53,222
Series K121, Class X1 IO, 1.029%, 10/25/2030	115,000	9,734
Series K122, Class X1 IO, 0.883%, 11/25/2030	100,000	7,445
Series K737, Class X1 IO, 0.638%, 10/25/2026	496,192	16,008
Series K738, Class X1 IO, 1.515%, 01/25/2027	650,260	51,615
Series K740, Class X3 IO, 2.483%, 11/25/2047	135,000	19,393
Federal National Mortgage Association
Series 2014-68, Class ID IO, 3.500%, 03/25/2034	653,136	45,235
Series 2014-C03, Class 2M2 (1 month LIBOR + 2.900%), 3.048%, 07/25/2024 (J)	71,602	71,761
Series 2017-C02, Class 2M2 (1 month LIBOR + 3.650%), 3.798%, 09/25/2029 (J)	225,246	230,510
Series 2017-C03, Class 1M2 (1 month LIBOR + 3.000%), 3.148%, 10/25/2029 (J)	245,592	248,334
Series 2017-C04, Class 2M2 (1 month LIBOR + 2.850%), 2.998%, 11/25/2029 (J)	258,950	260,583
Series 2017-C05, Class 1B1 (1 month LIBOR + 3.600%), 3.748%, 01/25/2030 (J)	125,000	125,156
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2017-C05, Class 1M2 (1 month LIBOR + 2.200%), 2.348%, 01/25/2030 (J)	$185,974	$185,739
Series 2017-C06, Class 2M2 (1 month LIBOR + 2.800%), 2.948%, 02/25/2030 (J)	217,222	218,868
Series 2017-C07, Class 1B1 (1 month LIBOR + 4.000%), 4.148%, 05/25/2030 (J)	293,000	296,647
Series 2018-C02, Class 2B1 (1 month LIBOR + 4.000%), 4.148%, 08/25/2030 (J)	60,000	60,000
Series 2018-C03, Class 1B1 (1 month LIBOR + 3.750%), 3.898%, 10/25/2030 (J)	217,000	218,780
Series 2018-C04, Class 2M2 (1 month LIBOR + 2.550%), 2.698%, 12/25/2030 (J)	197,861	198,361
Series 2018-C05, Class 1B1 (1 month LIBOR + 4.250%), 4.398%, 01/25/2031 (J)	230,000	234,736
Series 2018-C05, Class 1M2 (1 month LIBOR + 2.350%), 2.498%, 01/25/2031 (J)	106,279	106,414
Series 2018-R07, Class 1B1 (1 month LIBOR + 4.350%), 4.498%, 04/25/2031 (C)(J)	220,000	222,743
Series 2019-HRP1, Class M2 (1 month LIBOR + 2.150%), 2.298%, 11/25/2039 (C)(J)	199,087	196,042
Series 2019-R02, Class 1M2 (1 month LIBOR + 2.300%), 2.448%, 08/25/2031 (C)(J)	80,517	80,415
Series 2019-R03, Class 1B1 (1 month LIBOR + 4.100%), 4.248%, 09/25/2031 (C)(J)	75,000	75,280
Series 2019-R05, Class 1B1 (1 month LIBOR + 4.100%), 4.248%, 07/25/2039 (C)(J)	120,000	120,481
Series 2020-26, Class AI IO, 3.000%, 04/25/2033	720,418	49,258
Series 2020-26, Class IA IO, 3.500%, 11/25/2039	521,506	54,904
Series 2020-27, Class NI IO, 4.500%, 05/25/2050	356,803	61,860
Series 2020-35, Class IC IO, 5.000%, 06/25/2050	351,888	60,014
Series 2020-R02, Class 2B1 (1 month LIBOR + 3.000%), 3.148%, 01/25/2040 (C)(J)	152,000	144,063
Series 407, Class 40 IO, 6.000%, 01/25/2038	304,765	69,595
Series 410, Class C8 IO, 4.000%, 04/25/2032	504,592	54,338
Government National Mortgage Association
Series 2014-2, Class IB IO, 4.000%, 01/16/2040	483,142	53,270
Series 2015-62, Class CI IO, 4.500%, 05/20/2045	249,572	43,883
Series 2017-130, Class IO, 4.500%, 02/20/2040	264,613	42,877

The accompanying notes are an integral part of the financial statements.	71

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2018-168, Class AI IO, 5.000%, 12/16/2048	$362,640	$62,174
Series 2018-6, Class LI IO, 5.000%, 07/16/2045	384,036	72,651
Series 2018-72, Class ID IO, 4.500%, 08/20/2045	188,867	32,542
Series 2020-74, Class IC IO, 3.000%, 05/20/2035	818,664	56,993
		7,895,953
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $15,564,359)		$16,390,376
ASSET BACKED SECURITIES - 5.4%
Ally Auto Receivables Trust
Series 2018-2, Class A3, 2.920%, 11/15/2022	216,707	218,353
Series 2019-4, Class A3, 1.840%, 06/17/2024	260,000	263,890
American Express Credit Account Master Trust, Series 2017-5, Class B (1 month LIBOR + 0.580%), 0.739%, 02/18/2025 (J)	271,000	272,024
Ares XXVII CLO, Ltd., Series 2013-2A, Class CR (3 month LIBOR + 2.400%), 2.622%, 07/28/2029 (C)(J)	250,000	249,999
Barings CLO, Ltd., Series 2018-3A, Class A1 (3 month LIBOR + 0.950%), 1.168%, 07/20/2029 (C)(J)	250,000	248,979
Bluemountain CLO, Ltd., Series 2012-2A, Class AR2 (3 month LIBOR + 1.050%), 1.274%, 11/20/2028 (C)(J)	250,000	249,876
BMW Vehicle Lease Trust, Series 2018-1, Class A3, 3.260%, 07/20/2021	22,537	22,572
Bojangles Issuer LLC, Series 2020-1A, Class A2, 3.832%, 10/20/2050 (C)	125,000	127,694
California Street CLO XII, Ltd., Series 2013-12A, Class DR (3 month LIBOR + 3.250%), 3.487%, 10/15/2025 (C)(J)	250,000	250,029
Canadian Pacer Auto Receivables Trust, Series 2018-1A, Class A3, 3.000%, 11/19/2021 (C)	3,286	3,290
CCG Receivables Trust, Series 2018-1, Class A2, 2.500%, 06/16/2025 (C)	45,307	45,381
CF Hippolyta LLC, Series 2020-1, Class B1, 2.280%, 07/15/2060 (C)	243,367	247,133
Chesapeake Funding II LLC, Series 2020-1A, Class A1, 0.870%, 08/16/2032 (C)	91,415	91,865
CIFC Funding, Ltd.
Series 2014-2RA, Class A1 (3 month LIBOR + 1.050%), 1.265%, 04/24/2030 (C)(J)	300,000	299,232
Series 2015-3A, Class AR (3 month LIBOR + 0.870%), 1.088%, 04/19/2029 (C)(J)	250,000	248,283
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
CoreVest American Finance Trust
Series 2020-3, Class A, 1.358%, 08/15/2053 (C)	$199,403	$201,362
Series 2020-4, Class B, 1.707%, 12/15/2052 (C)	100,000	100,445
DB Master Finance LLC, Series 2019-1A, Class A2I, 3.787%, 05/20/2049 (C)	74,063	75,895
Domino's Pizza Master Issuer LLC, Series 2017-1A, Class A23, 4.118%, 07/25/2047 (C)	184,300	197,441
First Investors Auto Owner Trust, Series 2020-1A, Class A, 1.490%, 01/15/2025 (C)	207,581	208,958
Ford Credit Auto Lease Trust, Series 2020-B, Class A4, 0.690%, 10/15/2023	60,000	60,408
Ford Credit Auto Owner Trust, Series 2016-1, Class A, 2.310%, 08/15/2027 (C)	205,000	205,478
Ford Credit Floorplan Master Owner Trust, Series 2018-4, Class A, 4.060%, 11/15/2030	160,000	188,478
Gilbert Park CLO, Ltd., Series 2017-1A, Class B (3 month LIBOR + 1.600%), 1.837%, 10/15/2030 (C)(J)	280,000	279,024
Harriman Park CLO, Ltd., Series 2020-1A, Class D (3 month LIBOR + 3.640%), 3.858%, 04/20/2031 (C)(J)	250,000	250,398
Hertz Vehicle Financing II LP
Series 2016-4A, Class A, 2.650%, 07/25/2022 (C)	76,149	76,308
Series 2019-3A, Class B, 3.030%, 12/26/2025 (C)	175,000	174,716
HIN Timeshare Trust, Series 2020-A, Class A, 1.390%, 10/09/2039 (C)	46,324	46,592
KKR CLO, Ltd., Series 2020, Class B (3 month LIBOR + 1.550%), 1.780%, 10/16/2030 (C)(J)	282,000	279,318
LCM XXV, Ltd.
Series 25A, Class A (3 month LIBOR + 1.210%), 1.428%, 07/20/2030 (C)(J)	274,000	273,748
Series 25A, Class B2 (3 month LIBOR + 1.650%), 1.868%, 07/20/2030 (C)(J)	250,000	247,053
Madison Park Funding XIX, Ltd., Series 2015-19A, Class A2R2 (3 month LIBOR + 1.500%), 1.716%, 01/22/2028 (C)(J)	250,000	248,749
Magnetite XVIII, Ltd., Series 2016-18A, Class BR (3 month LIBOR + 1.500%), 1.721%, 11/15/2028 (C)(J)	250,000	248,595
Mercedes-Benz Auto Lease Trust, Series 2019-A, Class A3, 3.100%, 11/15/2021	53,683	53,904
MF1, Ltd, Series 2020-FL4, Class A (1 month LIBOR + 1.700%), 1.848%, 11/15/2035 (C)(J)	100,000	100,086
Mill City Mortgage Loan Trust, Series 2018-3, Class A1, 3.479%, 08/25/2058 (C)(I)	144,119	152,029

The accompanying notes are an integral part of the financial statements.	72

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Neuberger Berman CLO XVII, Ltd., Series 2014-17A, Class CR2 (3 month LIBOR + 2.000%), 2.216%, 04/22/2029 (C)(J)	$250,000	$249,336
Octagon Investment Partners 41, Ltd., Series 2019-2A, Class D (3 month LIBOR + 3.650%), 3.887%, 04/15/2031 (C)(J)	250,000	250,134
Palmer Square Loan Funding, Ltd., Series 2020-1A, Class A1 (3 month LIBOR + 0.800%), 1.024%, 02/20/2028 (C)(J)	225,250	224,702
Santander Drive Auto Receivables Trust
Series 2018-5, Class C, 3.810%, 12/16/2024	159,016	160,771
Series 2020-1, Class A3, 2.030%, 02/15/2024	35,000	35,481
Series 2020-2, Class B, 0.960%, 11/15/2024	70,000	70,429
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.845%, 01/20/2050 (C)	198,333	211,618
Summit Issuer LLC, Series 2020-1A, Class A2, 2.290%, 12/20/2050 (C)	55,000	55,011
Taco Bell Funding LLC, Series 2018-1A, Class A2I, 4.318%, 11/25/2048 (C)	269,500	273,351
Towd Point Mortgage Trust
Series 2017-6, Class A1, 2.750%, 10/25/2057 (C)(I)	140,658	144,820
Series 2019-4, Class M2, 3.750%, 10/25/2059 (C)(I)	225,000	238,324
Treman Park CLO, Ltd., Series 2015-1A, Class C3RR (3 month LIBOR + 2.000%), 2.218%, 10/20/2028 (C)(J)	250,000	247,919
Vantage Data Centers LLC, Series 2019-1A, Class A2, 3.188%, 07/15/2044 (C)	157,867	165,215
Vericrest Opportunity Loan Trust
Series 2020-NPL6, Class A1A, 3.967%, 04/25/2050 (C)	145,520	146,904
Series 2020-NPL2, Class A1A, 2.981%, 02/25/2050 (C)	65,999	66,103
Series 2019-NPL5, Class A1B, 4.250%, 09/25/2049 (C)	260,000	259,581
Verus Securitization Trust, Series 2020-NPL1, Class A1, 3.598%, 08/25/2050 (C)	131,881	132,860
VOLT LXXXV LLC, Series 2020-NPL1, Class A1A, 3.228%, 01/25/2050 (C)	67,283	67,472
VOLT LXXXVII LLC, Series 2020-NPL4, Class A1, 2.981%, 03/25/2050 (C)	258,455	258,746
VOLT XCI LLC, Series 2020-NPL7, Class A1, 3.105%, 11/25/2050 (C)	96,827	96,929
Voya CLO, Ltd., Series 2013-3, Class 3A (3 month LIBOR + 2.250%), 2.468%, 10/18/2031 (C)(J)	250,000	242,290
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Westlake Automobile Receivables Trust, Series 2020-1A, Class A2, 1.440%, 09/15/2023 (C)	$297,037	$298,759
World Omni Auto Receivables Trust, Series 2019-A, Class A3, 3.040%, 05/15/2024	148,755	151,630
TOTAL ASSET BACKED SECURITIES (Cost $10,395,450)		$10,555,970
COMMON STOCKS - 0.1%
United States - 0.1%
Oasis Petroleum, Inc. (B)	3,352	124,225
TOTAL COMMON STOCKS (Cost $221,187)		$124,225
PREFERRED SECURITIES - 0.0%
United States - 0.0%
Becton, Dickinson and Company, 6.000%	683	37,654
TOTAL PREFERRED SECURITIES (Cost $35,158)		$37,654
EXCHANGE-TRADED FUNDS - 4.6%
iShares JP Morgan USD Emerging Markets Bond ETF	67,900	7,870,289
SPDR Blackstone/GSO Senior Loan ETF	15,000	684,750
SPDR Bloomberg Barclays Convertible Securities ETF	7,600	629,204
TOTAL EXCHANGE-TRADED FUNDS (Cost $8,974,378)		$9,184,243
PURCHASED OPTIONS - 0.0%
Calls - 0.0%
Over the Counter Option on 10 Year Interest Rate Swap. Pay a floating rate based on 3-month USD LIBOR and receive a fixed rate of 0.675% (Expiration Date: 2-19-21; Strike Rate: 0.675%; Counterparty: Bank of America Corp.) (B)(K)	8,360,000	12,226
Over the Counter Option on 10 Year Interest Rate Swap. Pay a floating rate based on 3-month USD LIBOR and receive a fixed rate of 0.675% (Expiration Date: 2-19-21; Strike Rate: 0.675%; Counterparty: Morgan Stanley & Co. International PLC) (B)(K)	8,360,000	12,226
Over the Counter Option on 10 Year Interest Rate Swap. Pay a floating rate based on 3-month USD LIBOR and receive a fixed rate of 0.675% (Expiration Date: 2-19-21; Strike Rate: 0.675%; Counterparty: Morgan Stanley & Co. International PLC) (B)(K)	12,350,000	18,061
		42,513
TOTAL PURCHASED OPTIONS (Cost $117,335)		$42,513

The accompanying notes are an integral part of the financial statements.	73

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 1.1%
Short-term funds - 1.1%
John Hancock Collateral Trust, 0.1386% (L)(M)	5,683	$56,869
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0300% (L)	2,024,691	2,024,691
TOTAL SHORT-TERM INVESTMENTS (Cost $2,081,565)		$2,081,560
Total Investments (Opportunistic Fixed Income Trust) (Cost $186,197,980) - 98.3%		$194,155,103
Other assets and liabilities, net - 1.7%		3,339,231
TOTAL NET ASSETS - 100.0%		$197,494,334
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thai Bhat
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
CPI	Consumer Price Index
EURIBOR	Euro Interbank Offered Rate
Opportunistic Fixed Income Trust (continued)
GO	General Obligation
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $35,308,515 or 17.9% of the fund's net assets as of 12-31-20.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	All or a portion of this security is on loan as of 12-31-20.
(F)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(I)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(J)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(K)	For this type of option, notional amounts are equivalent to number of contracts.
(L)	The rate shown is the annualized seven-day yield as of 12-31-20.
(M)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Australian Treasury Bond Futures	11	Long	Mar 2021	$1,246,171	$1,248,072	$1,901
10-Year Canada Government Bond Futures	5	Long	Mar 2021	585,718	585,671	(47)
10-Year U.S. Treasury Note Futures	141	Long	Mar 2021	19,390,636	19,469,016	78,380
Euro SCHATZ Futures	1	Long	Mar 2021	137,358	137,161	(197)
Ultra U.S. Treasury Bond Futures	31	Long	Mar 2021	6,712,305	6,620,438	(91,867)
Ultra U.S. Treasury Bond Futures	3	Long	Mar 2021	469,623	469,078	(545)
10-Year Mini Japan Government Bond Futures	5	Short	Mar 2021	(736,412)	(735,267)	1,145
2-Year U.S. Treasury Note Futures	22	Short	Mar 2021	(4,857,324)	(4,861,484)	(4,160)
5-Year U.S. Treasury Note Futures	7	Short	Mar 2021	(882,151)	(883,148)	(997)
Euro-BTP Italian Government Bond Futures	10	Short	Mar 2021	(1,847,368)	(1,857,030)	(9,662)
Euro-Buxl Futures	7	Short	Mar 2021	(1,913,658)	(1,926,151)	(12,493)
Euro-OAT Futures	22	Short	Mar 2021	(4,500,387)	(4,511,456)	(11,069)
German Euro BOBL Futures	14	Short	Mar 2021	(2,312,666)	(2,311,997)	669
German Euro BUND Futures	56	Short	Mar 2021	(12,133,084)	(12,152,780)	(19,696)
The accompanying notes are an integral part of the financial statements.	74

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
FUTURES (continued)
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
U.K. Long Gilt Bond Futures	12	Short	Mar 2021	(2,199,973)	(2,224,213)	$(24,240)
U.S. Treasury Long Bond Futures	40	Short	Mar 2021	(6,946,367)	(6,927,500)	18,867
						$(74,011)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	5,098,000	USD	3,886,894	MSI	1/29/2021	$44,503	—
CAD	299,000	USD	234,971	MSI	1/29/2021	—	$(50)
CHF	111,000	USD	125,788	GSI	1/29/2021	—	(313)
CLP	2,056,941,000	USD	2,848,160	CITI	1/29/2021	46,494	—
CNY	12,306,000	USD	1,878,303	CITI	1/29/2021	11,146	—
COP	3,606,800,000	USD	1,054,302	CITI	1/29/2021	1,762	—
CZK	72,021,000	USD	3,356,102	BARC	1/29/2021	—	(2,761)
EUR	2,679,000	USD	3,255,502	BOA	1/29/2021	19,221	—
EUR	921,000	USD	1,129,303	BARC	1/29/2021	—	(3,503)
EUR	838,000	USD	1,022,740	CITI	1/29/2021	1,603	—
GBP	4,193,000	USD	5,676,018	BARC	1/29/2021	59,027	—
GBP	671,000	USD	895,394	JPM	1/29/2021	22,378	—
IDR	6,291,860,000	USD	445,088	BARC	1/29/2021	6,437	—
INR	70,570,000	USD	952,812	CITI	1/29/2021	11,148	—
INR	225,925,000	USD	3,071,720	MSI	1/29/2021	14,332	—
JPY	346,459,000	USD	3,346,067	CITI	1/29/2021	10,301	—
JPY	588,036,000	USD	5,694,492	MSI	1/29/2021	2,185	—
KRW	3,591,805,000	USD	3,280,487	JPM	1/29/2021	21,060	—
MXN	65,745,000	USD	3,308,957	MSI	1/29/2021	—	(14,098)
PHP	12,089,000	USD	250,731	JPM	1/29/2021	676	—
RUB	253,386,000	USD	3,440,491	BARC	1/29/2021	—	(21,948)
RUB	49,442,000	USD	669,130	CITI	1/29/2021	—	(2,086)
SEK	28,474,000	USD	3,412,224	GSI	1/29/2021	49,617	—
TRY	15,812,000	USD	1,984,413	BARC	1/29/2021	125,079	—
USD	124,142	AUD	163,000	CITI	1/29/2021	—	(1,558)
USD	7,009,065	AUD	9,193,000	MSI	1/29/2021	—	(80,251)
USD	556,308	CAD	715,000	BARC	1/29/2021	—	(5,461)
USD	6,429,888	CAD	8,182,000	MSI	1/29/2021	1,364	—
USD	3,278,414	CHF	2,893,000	GSI	1/29/2021	8,171	—
USD	3,291,915	COP	11,261,739,000	CITI	1/29/2021	—	(5,501)
USD	20,982,738	EUR	17,267,000	BOA	1/29/2021	—	(123,882)
USD	407,715	EUR	332,000	BARC	1/29/2021	1,889	—
USD	95,557	EUR	78,000	CITI	1/29/2021	212	—
USD	1,025,942	EUR	838,000	JPM	1/29/2021	1,598	—
USD	1,068,061	GBP	789,000	BARC	1/29/2021	—	(11,107)
USD	3,078,462	HUF	896,302,000	CITI	1/29/2021	59,071	—
USD	6,950,324	IDR	98,358,897,000	BARC	1/29/2021	—	(108,254)
USD	192,811	ILS	627,000	BARC	1/29/2021	—	(2,389)
USD	5,998,066	ILS	19,542,000	MSI	1/29/2021	—	(85,832)
USD	2,567,784	INR	189,903,000	MSI	1/29/2021	—	(26,221)
USD	14,161,818	JPY	1,462,406,000	MSI	1/29/2021	—	(5,435)
USD	13,968,737	KRW	15,294,370,000	JPM	1/29/2021	—	(89,676)
USD	3,107,334	MXN	61,739,000	MSI	1/29/2021	13,239	—
USD	2,115,004	NOK	18,330,000	GSI	1/29/2021	—	(22,766)
USD	947,532	NOK	8,140,000	MSI	1/29/2021	—	(1,810)
USD	3,335,418	NZD	4,667,000	CITI	1/29/2021	—	(22,991)
USD	3,258,166	PLN	11,837,000	CITI	1/29/2021	89,065	—
USD	5,671,761	RUB	417,715,000	BARC	1/29/2021	36,182	—
USD	194,657	SEK	1,594,000	BOA	1/29/2021	860	—
USD	3,373,634	SGD	4,502,000	BOA	1/29/2021	—	(32,923)
USD	2,859,837	THB	85,073,000	JPM	1/29/2021	20,270	—
USD	2,538,353	ZAR	38,244,000	BARC	1/29/2021	—	(55,278)
						$678,890	$(726,094)
The accompanying notes are an integral part of the financial statements.	75

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)

SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BOA	26,670,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.340%	Quarterly	Quarterly	Sep 2025	$(4,583)	$(51,266)	$(55,849)
BOA	1,430,000	USD	Fixed 1.635%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2050	—	275,409	275,409
CITI	29,430,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.390%	Quarterly	Quarterly	Jun 2025	—	(102,680)	(102,680)
CITI	41,170,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.340%	Quarterly	Quarterly	Sep 2025	(88,702)	2,472	(86,230)
CITI	27,880,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.340%	Quarterly	Quarterly	Sep 2025	(49,518)	(8,522)	(58,040)
CITI	3,921,240,000	COP	Fixed 4.330%	COP IBR Compounded OIS	Quarterly	Quarterly	Sep 2030	—	(38,350)	(38,350)
JPM	2,590,000	USD	Fixed 1.830%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2050	(65,463)	391,924	326,461
								$(208,266)	$468,987	$260,721
Centrally cleared	7,270,000	PLN	Fixed 0.880%	PLN WIBOR WIBO	Annual	Semi-Annual	Sep 2030	1,301	25,824	27,125
Centrally cleared	41,750,000	ZAR	Fixed 7.190%	ZAR JIBAR SAFEX	Quarterly	Quarterly	Dec 2030	(4,945)	(130,795)	(135,740)
								$(3,644)	$(104,971)	$(108,615)
								$(211,910)	$364,016	$152,106
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	Republic of Indonesia	1,870,000	USD	$1,870,000	1.000%	Quarterly	Dec 2025	$(24,266)	$(4,464)	$(28,730)
BARC	Republic of Malaysia	1,900,000	USD	1,900,000	1.000%	Quarterly	Dec 2025	(40,377)	(19,613)	(59,990)
BARC	Republic of Malaysia	325,000	USD	325,000	1.000%	Quarterly	Dec 2025	(10,168)	(93)	(10,261)
BARC	Republic of Peru	330,000	USD	330,000	1.000%	Quarterly	Dec 2025	(6,142)	(1,069)	(7,211)
BARC	Russian Federation	675,000	USD	675,000	1.000%	Quarterly	Dec 2025	(2,110)	(2,045)	(4,155)
BOA	Federative Republic of Brazil	350,000	USD	350,000	1.000%	Quarterly	Dec 2025	9,070	(1,658)	7,412
BOA	Republic of Indonesia	335,000	USD	335,000	1.000%	Quarterly	Dec 2025	(4,051)	(1,096)	(5,147)
BOA	Russian Federation	330,000	USD	330,000	1.000%	Quarterly	Dec 2025	(3,530)	1,499	(2,031)
CITI	Federative Republic of Brazil	5,000	USD	5,000	1.000%	Quarterly	Dec 2025	245	(139)	106
CITI	Federative Republic of Brazil	350,000	USD	350,000	1.000%	Quarterly	Dec 2025	7,848	(436)	7,412
CITI	Government of Mexico	765,000	USD	765,000	1.000%	Quarterly	Dec 2025	(4,086)	(3,222)	(7,308)
CITI	Government of Mexico	1,125,000	USD	1,125,000	1.000%	Quarterly	Dec 2025	(5,182)	(5,565)	(10,747)
CITI	Government of Mexico	335,000	USD	335,000	1.000%	Quarterly	Dec 2025	(2,608)	(592)	(3,200)
CITI	Government of Mexico	335,000	USD	335,000	1.000%	Quarterly	Dec 2025	(2,609)	(591)	(3,200)
CITI	Government of Mexico	340,000	USD	340,000	1.000%	Quarterly	Dec 2025	(2,151)	(1,097)	(3,248)
CITI	Government of Mexico	340,000	USD	340,000	1.000%	Quarterly	Dec 2025	(2,401)	(847)	(3,248)
CITI	Republic of Chile	1,000,000	USD	1,000,000	1.000%	Quarterly	Dec 2025	(14,659)	(12,713)	(27,372)
CITI	Republic of Chile	325,000	USD	325,000	1.000%	Quarterly	Dec 2025	(7,426)	(1,470)	(8,896)
CITI	Republic of Chile	330,000	USD	330,000	1.000%	Quarterly	Dec 2025	(8,271)	(762)	(9,033)
CITI	Republic of Chile	330,000	USD	330,000	1.000%	Quarterly	Dec 2025	(8,612)	(421)	(9,033)
CITI	Republic of Indonesia	335,000	USD	335,000	1.000%	Quarterly	Dec 2025	(4,802)	(345)	(5,147)
CITI	Republic of Indonesia	340,000	USD	340,000	1.000%	Quarterly	Dec 2025	(5,118)	(87)	(5,205)
CITI	Republic of Malaysia	1,020,000	USD	1,020,000	1.000%	Quarterly	Dec 2025	(21,245)	(10,960)	(32,205)
CITI	Republic of Peru	660,000	USD	660,000	1.000%	Quarterly	Dec 2025	(12,603)	(1,819)	(14,422)
CITI	Republic of South Africa	365,000	USD	365,000	1.000%	Quarterly	Dec 2025	25,208	(7,424)	17,784
CITI	Russian Federation	335,000	USD	335,000	1.000%	Quarterly	Dec 2025	(4,336)	2,274	(2,062)
CITI	Russian Federation	335,000	USD	335,000	1.000%	Quarterly	Dec 2025	(4,089)	2,027	(2,062)
GSI	People's Republic of China	3,880,000	USD	3,880,000	1.000%	Quarterly	Dec 2024	(87,130)	(37,219)	(124,349)
GSI	Federative Republic of Brazil	350,000	USD	350,000	1.000%	Quarterly	Dec 2025	9,142	(1,730)	7,412
GSI	Government of Mexico	340,000	USD	340,000	1.000%	Quarterly	Dec 2025	(3,147)	(82)	(3,229)
GSI	Republic of Colombia	580,000	USD	580,000	1.000%	Quarterly	Dec 2025	(1,404)	(2,126)	(3,530)
GSI	Republic of Colombia	630,000	USD	630,000	1.000%	Quarterly	Dec 2025	(610)	(3,225)	(3,835)
GSI	Republic of Colombia	5,000	USD	5,000	1.000%	Quarterly	Dec 2025	(34)	4	(30)
GSI	Republic of Colombia	335,000	USD	335,000	1.000%	Quarterly	Dec 2025	(2,117)	78	(2,039)
GSI	Republic of Colombia	340,000	USD	340,000	1.000%	Quarterly	Dec 2025	(1,816)	(244)	(2,060)
GSI	Republic of Indonesia	335,000	USD	335,000	1.000%	Quarterly	Dec 2025	(4,302)	(845)	(5,147)
The accompanying notes are an integral part of the financial statements.	76

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Credit default swaps - Buyer (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
GSI	Republic of South Africa	5,000	USD	$5,000	1.000%	Quarterly	Dec 2025	$243	$1	$244
GSI	Russian Federation	335,000	USD	335,000	1.000%	Quarterly	Dec 2025	(3,840)	1,778	(2,062)
JPM	Republic of Korea	9,630,000	USD	9,630,000	1.000%	Quarterly	Dec 2024	(262,205)	(60,258)	(322,463)
JPM	People's Republic of China	325,000	USD	325,000	1.000%	Quarterly	Dec 2025	(11,168)	(332)	(11,500)
JPM	People's Republic of China	330,000	USD	330,000	1.000%	Quarterly	Dec 2025	(11,603)	(74)	(11,677)
JPM	Republic of Indonesia	335,000	USD	335,000	1.000%	Quarterly	Dec 2025	(3,899)	(1,248)	(5,147)
JPM	Republic of Indonesia	335,000	USD	335,000	1.000%	Quarterly	Dec 2025	(5,084)	(63)	(5,147)
JPM	Republic of South Africa	735,000	USD	735,000	1.000%	Quarterly	Dec 2025	60,464	(24,652)	35,812
JPM	Republic of South Africa	370,000	USD	370,000	1.000%	Quarterly	Dec 2025	29,097	(11,069)	18,028
MSI	Government of Japan	9,570,000	USD	9,570,000	1.000%	Quarterly	Dec 2024	(277,538)	(63,297)	(340,835)
MSI	Federative Republic of Brazil	355,000	USD	355,000	1.000%	Quarterly	Dec 2025	15,488	(7,970)	7,518
MSI	Federative Republic of Brazil	350,000	USD	350,000	1.000%	Quarterly	Dec 2025	10,926	(3,514)	7,412
MSI	Federative Republic of Brazil	350,000	USD	350,000	1.000%	Quarterly	Dec 2025	10,118	(2,706)	7,412
MSI	Federative Republic of Brazil	350,000	USD	350,000	1.000%	Quarterly	Dec 2025	8,660	(1,248)	7,412
MSI	Government of Mexico	10,000	USD	10,000	1.000%	Quarterly	Dec 2025	39	(135)	(96)
MSI	Government of Mexico	340,000	USD	340,000	1.000%	Quarterly	Dec 2025	(2,317)	(931)	(3,248)
MSI	Government of Mexico	340,000	USD	340,000	1.000%	Quarterly	Dec 2025	(2,487)	(761)	(3,248)
MSI	People's Republic of China	2,640,000	USD	2,640,000	1.000%	Quarterly	Dec 2025	(63,351)	(30,062)	(93,413)
MSI	Republic of Chile	330,000	USD	330,000	1.000%	Quarterly	Dec 2025	(8,118)	(915)	(9,033)
MSI	Republic of Chile	330,000	USD	330,000	1.000%	Quarterly	Dec 2025	(8,373)	(660)	(9,033)
MSI	Republic of Chile	330,000	USD	330,000	1.000%	Quarterly	Dec 2025	(8,289)	(744)	(9,033)
MSI	Republic of Colombia	380,000	USD	380,000	1.000%	Quarterly	Dec 2025	(2,215)	(98)	(2,313)
MSI	Republic of Colombia	290,000	USD	290,000	1.000%	Quarterly	Dec 2025	(1,265)	(500)	(1,765)
MSI	Republic of Indonesia	1,345,000	USD	1,345,000	1.000%	Quarterly	Dec 2025	(5,827)	(14,837)	(20,664)
MSI	Republic of Indonesia	335,000	USD	335,000	1.000%	Quarterly	Dec 2025	(2,926)	(2,221)	(5,147)
MSI	Republic of Indonesia	335,000	USD	335,000	1.000%	Quarterly	Dec 2025	(4,635)	(512)	(5,147)
MSI	Republic of Malaysia	1,715,000	USD	1,715,000	1.000%	Quarterly	Dec 2025	(36,617)	(17,532)	(54,149)
MSI	Republic of Malaysia	1,840,000	USD	1,840,000	1.000%	Quarterly	Dec 2025	(58,449)	353	(58,096)
MSI	Republic of Peru	330,000	USD	330,000	1.000%	Quarterly	Dec 2025	(7,623)	412	(7,211)
MSI	Republic of South Africa	365,000	USD	365,000	1.000%	Quarterly	Dec 2025	21,081	(3,297)	17,784
MSI	CMBX.NA.BBB-.7	2,030,000	USD	2,030,000	3.000%	Monthly	Jan 2047	45,552	357,993	403,545
MSI	CMBX.NA.BBB-.8	2,080,000	USD	2,080,000	3.000%	Monthly	Oct 2057	98,955	233,605	332,560
MSI	CMBX.NA.BBB-.13	350,000	USD	350,000	3.000%	Monthly	Dec 2072	22,948	(614)	22,334
				$60,970,000				$(714,147)	$225,775	$(488,372)
Centrally cleared	CDX.NA.HY.35	3,945,000	USD	3,945,000	5.000%	Quarterly	Dec 2025	(342,521)	(30,377)	(372,898)
Centrally cleared	iTraxx Europe Crossover Series 34 Version 1	495,000	EUR	600,311	5.000%	Quarterly	Dec 2025	(73,423)	1,037	(72,386)
Centrally cleared	iTraxx Europe Sub Financials Series 34 Version 1	1,455,000	EUR	1,751,610	1.000%	Quarterly	Dec 2025	9,433	(550)	8,883
				$6,296,921				$(406,511)	$(29,890)	$(436,401)
				$67,266,921				$(1,120,658)	$195,885	$(924,773)
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.NA.IG.33	0.580%	9,425,000	USD	$9,425,000	1.000%	Quarterly	Dec 2024	$(132,485)	$291,214	$158,729
Centrally cleared	CDX.NA.IG.34	0.629%	7,390,000	USD	7,390,000	1.000%	Quarterly	Jun 2025	47,833	75,034	122,867
Centrally cleared	CDX.NA.IG.35	0.500%	11,270,000	USD	11,270,000	1.000%	Quarterly	Dec 2025	225,995	53,508	279,503
					$28,085,000				$141,343	$419,756	$561,099
The accompanying notes are an integral part of the financial statements.	77

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iBoxx $ Liquid Investment Grade Index	3-Month USD LIBOR	At Maturity	USD	11,300,000	Jun 2021	GSI	$2,298	$(426,606)	$(424,308)
Pay	iBoxx $ Liquid Investment Grade Index	3-Month USD LIBOR	At Maturity	USD	2,660,000	Jun 2021	GSI	1,420	(24,967)	(23,547)
Pay	iBoxx $ Liquid Investment Grade Index	3-Month USD LIBOR	At Maturity	USD	5,580,000	Mar 2021	MSI	791	(28,658)	(27,867)
Pay	iBoxx $ Liquid Investment Grade Index	3-Month USD LIBOR	At Maturity	USD	9,490,000	Jun 2021	MSI	3,960	(114,317)	(110,357)
Receive	iBoxx $ Liquid Leveraged Loan Index	3-Month USD LIBOR	At Maturity	USD	5,560,000	Mar 2021	JPM	(748)	264,891	264,143
Receive	iBoxx $ Liquid Leveraged Loan Index	3-Month USD LIBOR	At Maturity	USD	745,000	Mar 2021	MSI	(106)	31,471	31,365
Receive	iBoxx $ Liquid Leveraged Loan Index	3-Month USD LIBOR	At Maturity	USD	150,000	Mar 2021	MSI	(21)	6,336	6,315
								$7,594	$(291,850)	$(284,256)
* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TRY	Turkish Lira
USD	U.S. Dollar
ZAR	South African Rand
The accompanying notes are an integral part of the financial statements.	78

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Derivatives Abbreviations
BARC	Barclays Bank PLC
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
CNREPOFIX	China Fixing Repo Rate
CPI	Consumer Price Index
GSI	Goldman Sachs International
IBR	Colombia Overnight Interbank Rate
JIBAR	Johannesburg Interbank Agreed Rate
JPM	JPMorgan Chase Bank, N.A.
LIBOR	London Interbank Offered Rate
MSI	Morgan Stanley & Co. International PLC
OIS	Overnight Index Swap
OTC	Over-the-counter
WIBOR	Warsaw Interbank Offered Rate

See Notes to financial statements regarding investment transactions and other derivatives information.
Select Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 35.6%
U.S. Government – 11.8%
U.S. Treasury Bonds
1.375%, 08/15/2050	$123,439,000	$115,338,316
2.500%, 02/15/2045	47,465,000	56,498,183
2.750%, 11/15/2042	119,770,000	148,135,841
3.000%, 02/15/2047	37,979,000	49,565,562
3.125%, 11/15/2041	65,949,000	86,114,968
U.S. Treasury Notes
0.125%, 10/31/2022 to 11/30/2022	111,320,000	111,329,749
0.375%, 11/30/2025	234,717,000	234,992,060
0.875%, 11/15/2030	119,775,000	119,307,129
		921,281,808
U.S. Government Agency – 23.8%
Federal Home Loan Mortgage Corp.
2.500%, 08/01/2050	74,084,787	79,174,286
3.000%, 03/01/2043 to 02/01/2050	238,162,916	254,275,213
3.500%, 04/01/2044 to 12/01/2049	156,643,554	170,608,155
4.000%, 03/01/2048 to 08/01/2048	31,014,251	33,656,035
Federal National Mortgage Association
2.000%, TBA (A)	123,834,000	128,728,737
2.000%, 09/01/2050 to 10/01/2050	109,618,842	114,649,917
2.500%, TBA (A)	50,344,000	53,087,335
2.500%, 09/01/2050	1,983,067	2,119,300
2.625%, 09/06/2024 (B)	8,300,000	9,025,338
3.000%, 01/01/2043 to 11/01/2049	290,072,831	309,660,586
3.500%, 06/01/2042 to 03/01/2050	353,115,763	382,948,210
4.000%, 09/01/2040 to 07/01/2049	232,063,368	258,468,071
4.500%, 12/01/2040 to 05/01/2042	57,686,981	64,578,057
Government National Mortgage Association 4.000%, 10/15/2039 to 11/15/2041	4,093,118	4,525,247
		1,865,504,487
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $2,666,372,537)		$2,786,786,295
FOREIGN GOVERNMENT OBLIGATIONS – 0.5%
Qatar – 0.3%
State of Qatar
3.375%, 03/14/2024 (C)	11,857,000	12,835,203
5.103%, 04/23/2048 (C)	8,410,000	11,821,668
		24,656,871
Select Bond Trust (continued)
	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Saudi Arabia – 0.2%
Kingdom of Saudi Arabia 4.375%, 04/16/2029 (C)	$12,280,000	$14,578,079
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $32,443,066)		$39,234,950
CORPORATE BONDS – 40.4%
Communication services – 4.0%
Activision Blizzard, Inc. 3.400%, 09/15/2026	5,073,000	5,768,638
AT&T, Inc.
2.300%, 06/01/2027	6,382,000	6,802,307
2.550%, 12/01/2033 (C)	6,433,000	6,614,927
3.100%, 02/01/2043	10,027,000	10,141,453
3.500%, 09/15/2053 (C)	11,437,000	11,393,402
3.650%, 06/01/2051	2,927,000	3,059,353
Charter Communications Operating LLC
4.200%, 03/15/2028	11,881,000	13,703,625
4.800%, 03/01/2050	15,035,000	17,939,521
5.750%, 04/01/2048	15,805,000	20,649,215
6.484%, 10/23/2045	13,673,000	19,374,432
Comcast Corp.
3.999%, 11/01/2049	2,025,000	2,549,199
4.049%, 11/01/2052	11,306,000	14,432,788
4.150%, 10/15/2028	29,210,000	35,146,803
Cox Communications, Inc.
1.800%, 10/01/2030 (C)	5,016,000	5,007,832
2.950%, 10/01/2050 (C)	6,903,000	7,044,273
Level 3 Financing, Inc. 3.400%, 03/01/2027 (C)	6,456,000	7,028,131
T-Mobile USA, Inc.
2.050%, 02/15/2028 (C)	12,548,000	13,051,928
2.550%, 02/15/2031 (C)	4,124,000	4,330,489
3.750%, 04/15/2027 (C)	5,869,000	6,683,617
3.875%, 04/15/2030 (C)	13,891,000	16,085,917
4.500%, 04/15/2050 (C)	7,980,000	9,842,412
Verizon Communications, Inc.
2.650%, 11/20/2040	14,392,000	14,533,844
3.000%, 03/22/2027	2,177,000	2,410,600
4.329%, 09/21/2028	17,058,000	20,532,592
4.400%, 11/01/2034	7,740,000	9,652,244
4.500%, 08/10/2033	7,958,000	10,026,086
4.862%, 08/21/2046	13,237,000	17,860,682
		311,666,310

The accompanying notes are an integral part of the financial statements.	79

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary – 2.8%
Amazon.com, Inc.
3.150%, 08/22/2027	$16,660,000	$18,980,522
4.050%, 08/22/2047	9,136,000	12,043,079
AutoNation, Inc. 4.750%, 06/01/2030	4,925,000	5,923,419
Booking Holdings, Inc. 4.625%, 04/13/2030	4,238,000	5,263,388
Choice Hotels International, Inc. 3.700%, 12/01/2029 to 01/15/2031	13,296,000	14,567,658
Daimler Finance North America LLC 3.500%, 08/03/2025 (C)	5,990,000	6,662,951
Dollar General Corp. 3.500%, 04/03/2030	6,395,000	7,337,463
Dollar Tree, Inc. 4.200%, 05/15/2028	13,860,000	16,488,885
eBay, Inc. 2.700%, 03/11/2030	10,950,000	11,773,101
Expedia Group, Inc.
3.250%, 02/15/2030	9,432,000	9,811,246
3.800%, 02/15/2028	15,965,000	17,151,095
5.000%, 02/15/2026 (B)	13,035,000	14,544,008
General Motors Financial Company, Inc.
3.600%, 06/21/2030	18,582,000	20,731,788
4.300%, 07/13/2025	7,929,000	8,894,729
Hyundai Capital America
1.800%, 10/15/2025 (C)	4,018,000	4,118,609
2.375%, 10/15/2027 (C)	4,018,000	4,210,989
Magna International, Inc. 2.450%, 06/15/2030	2,879,000	3,095,198
Nissan Motor Acceptance Corp. 3.450%, 03/15/2023 (C)	3,950,000	4,122,801
Prosus NV
4.850%, 07/06/2027 (C)	3,610,000	4,151,439
5.500%, 07/21/2025 (C)	8,425,000	9,667,688
Resorts World Las Vegas LLC 4.625%, 04/16/2029 (C)	4,670,000	4,798,792
Starbucks Corp. 2.250%, 03/12/2030	11,159,000	11,805,834
Tractor Supply Company 1.750%, 11/01/2030	7,505,000	7,538,705
		223,683,387
Consumer staples – 0.6%
Anheuser-Busch InBev Worldwide, Inc. 4.600%, 04/15/2048	10,094,000	12,752,212
Cargill, Inc. 2.125%, 04/23/2030 (C)	4,306,000	4,527,745
Coca-Cola Femsa SAB de CV 2.750%, 01/22/2030	5,029,000	5,421,869
Constellation Brands, Inc. 2.875%, 05/01/2030	3,295,000	3,608,663
Keurig Dr. Pepper, Inc. 3.200%, 05/01/2030	3,170,000	3,587,250
The Clorox Company 1.800%, 05/15/2030	10,582,000	10,914,470
The Kroger Company 2.200%, 05/01/2030	5,402,000	5,673,442
		46,485,651
Energy – 2.7%
Aker BP ASA
2.875%, 01/15/2026 (C)	5,450,000	5,560,630
3.000%, 01/15/2025 (C)	6,211,000	6,517,205
4.000%, 01/15/2031 (C)	10,984,000	11,891,951
Cimarex Energy Company 4.375%, 06/01/2024	3,353,000	3,656,498
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Colorado Interstate Gas Company LLC 4.150%, 08/15/2026 (C)	$3,045,000	$3,458,499
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%) 07/15/2080	8,820,000	9,924,911
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%) 03/01/2078	7,284,000	7,963,232
Energy Transfer Operating LP
4.200%, 04/15/2027	1,682,000	1,852,705
4.250%, 03/15/2023	6,857,000	7,286,182
5.150%, 03/15/2045	5,400,000	5,843,951
5.875%, 01/15/2024	4,810,000	5,405,328
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%) 08/16/2077	12,660,000	12,830,843
Husky Energy, Inc. 3.950%, 04/15/2022	4,500,000	4,636,652
Kinder Morgan Energy Partners LP 7.750%, 03/15/2032	4,555,000	6,459,494
Midwest Connector Capital Company LLC 3.900%, 04/01/2024 (C)	9,512,000	9,748,410
MPLX LP
4.000%, 03/15/2028	6,065,000	6,975,201
4.125%, 03/01/2027	2,007,000	2,313,925
4.250%, 12/01/2027	2,855,000	3,350,914
5.250%, 01/15/2025	5,370,000	5,510,961
Sabine Pass Liquefaction LLC
4.200%, 03/15/2028	3,820,000	4,382,893
5.000%, 03/15/2027	4,746,000	5,593,965
5.875%, 06/30/2026	11,999,000	14,504,925
Saudi Arabian Oil Company 2.875%, 04/16/2024 (C)	15,637,000	16,590,750
Sunoco Logistics Partners Operations LP
3.900%, 07/15/2026	8,221,000	9,005,770
5.400%, 10/01/2047	8,136,000	9,163,874
The Williams Companies, Inc.
3.750%, 06/15/2027	6,455,000	7,362,650
4.550%, 06/24/2024	14,035,000	15,707,856
TransCanada PipeLines, Ltd. 4.250%, 05/15/2028	6,220,000	7,343,683
		210,843,858
Financials – 11.0%
Ares Capital Corp.
3.875%, 01/15/2026	7,885,000	8,542,188
4.200%, 06/10/2024	8,855,000	9,556,965
Ascot Group, Ltd. 4.250%, 12/15/2030 (C)	4,815,000	4,905,281
Athene Holding, Ltd. 3.500%, 01/15/2031	14,026,000	14,814,142
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year ICE Swap Rate + 5.168%) 06/15/2026 (C)(D)	3,040,000	3,548,136
AXA SA 8.600%, 12/15/2030	2,474,000	3,852,950
Banco Santander SA 4.379%, 04/12/2028	7,600,000	8,861,006
Bank of America Corp.
3.248%, 10/21/2027	12,100,000	13,537,542
3.950%, 04/21/2025	11,322,000	12,762,594
4.200%, 08/26/2024	3,340,000	3,746,785
4.450%, 03/03/2026	12,881,000	15,011,303
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%) 04/29/2031	12,322,000	13,204,145

The accompanying notes are an integral part of the financial statements.	80

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Bank of America Corp. (2.831% to 10-24-50, then SOFR + 1.880%) 10/24/2051	$7,284,000	$7,582,764
Bank of America Corp. (4.271% to 7-23-28, then 3 month LIBOR + 1.310%) 07/23/2029	16,667,000	19,837,468
Barclays Bank PLC 10.179%, 06/12/2021 (C)	3,675,000	3,822,163
Barclays PLC 4.375%, 01/12/2026	7,380,000	8,504,280
BPCE SA
4.500%, 03/15/2025 (C)	7,805,000	8,821,199
5.700%, 10/22/2023 (C)	9,475,000	10,723,419
Brighthouse Financial, Inc. 3.700%, 06/22/2027	6,953,000	7,558,746
Cantor Fitzgerald LP 4.875%, 05/01/2024 (C)	9,631,000	10,720,543
Citigroup, Inc.
3.200%, 10/21/2026	11,812,000	13,197,093
4.600%, 03/09/2026	14,174,000	16,612,715
5.500%, 09/13/2025	4,375,000	5,257,773
Citizens Financial Group, Inc. 3.250%, 04/30/2030	11,890,000	13,423,663
CNA Financial Corp. 2.050%, 08/15/2030	4,015,000	4,091,164
CNO Financial Group, Inc. 5.250%, 05/30/2029	9,540,000	11,511,915
Credit Agricole SA 3.250%, 01/14/2030 (C)	12,902,000	14,148,843
Credit Suisse Group AG 3.574%, 01/09/2023 (C)	3,256,000	3,354,593
Discover Financial Services
3.950%, 11/06/2024	12,399,000	13,766,187
4.100%, 02/09/2027	4,203,000	4,840,497
GE Capital International Funding Company 4.418%, 11/15/2035	13,661,000	16,289,950
HSBC Holdings PLC (3.950% to 5-18-23, then 3 month LIBOR + 0.987%) 05/18/2024	13,550,000	14,615,056
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year ICE Swap Rate + 5.514%) 06/01/2021 (D)	6,220,000	6,328,850
Jefferies Financial Group, Inc. 5.500%, 10/18/2023	4,565,000	5,026,133
Jefferies Group LLC
4.150%, 01/23/2030	9,200,000	10,717,813
4.850%, 01/15/2027	9,813,000	11,474,733
JPMorgan Chase & Co. 2.950%, 10/01/2026	14,539,000	16,126,220
JPMorgan Chase & Co. (2.522% to 4-22-30, then SOFR + 2.040%) 04/22/2031	12,793,000	13,743,100
JPMorgan Chase & Co. (2.956% to 5-13-30, then SOFR + 2.515%) 05/13/2031	11,886,000	13,029,856
JPMorgan Chase & Co. (3.960% to 1-29-26, then 3 month LIBOR + 1.245%) 01/29/2027	11,001,000	12,638,275
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) 02/01/2025 (D)	8,070,000	8,332,275
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) 02/01/2024 (D)	11,080,000	12,439,533
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Lazard Group LLC 4.375%, 03/11/2029	$7,100,000	$8,321,966
Lloyds Banking Group PLC 4.450%, 05/08/2025	16,755,000	19,207,521
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) 11/01/2026 (B)(D)	4,160,000	4,518,800
Macquarie Bank, Ltd.
3.624%, 06/03/2030 (C)	6,523,000	7,137,165
4.875%, 06/10/2025 (C)	7,810,000	8,860,453
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%) 12/15/2036	7,277,000	9,402,503
MetLife, Inc. (9.250% to 4-8-38, then 3 month LIBOR + 5.540%) 04/08/2038 (C)	2,567,000	3,911,571
Morgan Stanley 3.875%, 01/27/2026	5,139,000	5,893,490
Morgan Stanley (2.188% to 4-28-25, then SOFR + 1.990%) 04/28/2026	21,595,000	22,805,006
Nationwide Building Society (3.622% to 4-26-22, then 3 month LIBOR + 1.181%) 04/26/2023 (C)	5,604,000	5,820,819
NatWest Group PLC 3.875%, 09/12/2023	10,921,000	11,848,878
NatWest Group PLC (3.754% to 11-1-24, then 5 Year CMT + 2.100%) 11/01/2029	4,512,000	4,801,584
New York Life Insurance Company 3.750%, 05/15/2050 (C)	5,384,000	6,428,849
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year ICE Swap Rate + 3.650%) 10/16/2044 (C)	5,325,000	5,977,313
Ohio National Financial Services, Inc. 5.550%, 01/24/2030 (C)	3,660,000	3,824,595
Prudential Financial, Inc. (3.700% to 7-1-30, then 5 Year CMT + 3.035%) 10/01/2050	22,455,000	23,752,450
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%) 09/15/2042	13,898,000	14,913,370
Raymond James Financial, Inc. 4.650%, 04/01/2030	3,232,000	3,962,540
Regions Financial Corp. 2.250%, 05/18/2025	21,494,000	22,789,396
Santander Holdings USA, Inc.
3.244%, 10/05/2026	16,241,000	17,711,266
3.400%, 01/18/2023	5,645,000	5,929,107
3.450%, 06/02/2025	15,107,000	16,519,813
3.500%, 06/07/2024	15,140,000	16,353,458
4.400%, 07/13/2027	2,083,000	2,379,675
Stifel Financial Corp. 4.250%, 07/18/2024	3,316,000	3,724,968
SVB Financial Group 3.125%, 06/05/2030	7,717,000	8,684,207
Teachers Insurance & Annuity Association of America 4.270%, 05/15/2047 (C)	8,725,000	10,892,468
The Goldman Sachs Group, Inc. 3.850%, 01/26/2027	18,038,000	20,580,251
The PNC Financial Services Group, Inc. 3.150%, 05/19/2027	3,997,000	4,466,910
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) 06/01/2023 (D)	3,652,000	3,811,775

The accompanying notes are an integral part of the financial statements.	81

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) 08/01/2021 (D)	$11,183,000	$11,459,779
USAA Capital Corp. 2.125%, 05/01/2030 (C)	3,725,000	3,914,651
Wells Fargo & Company 3.550%, 09/29/2025	17,333,000	19,466,732
Wells Fargo & Company (2.188% to 4-30-25, then SOFR + 2.000%) 04/30/2026	14,578,000	15,345,935
Wells Fargo & Company (2.393% to 6-2-27, then SOFR + 2.100%) 06/02/2028	18,928,000	20,142,824
Wells Fargo & Company (3.068% to 4-30-40, then SOFR + 2.530%) 04/30/2041	9,762,000	10,619,414
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) 06/15/2025 (D)	19,495,000	22,102,456
Zions Bancorp NA 3.250%, 10/29/2029	18,340,000	19,312,703
		858,476,517
Health care – 3.0%
AbbVie, Inc.
3.200%, 11/21/2029	17,948,000	20,104,060
4.250%, 11/21/2049	6,159,000	7,719,501
AmerisourceBergen Corp.
2.800%, 05/15/2030	9,121,000	9,911,110
3.450%, 12/15/2027	9,200,000	10,479,196
Anthem, Inc. 2.250%, 05/15/2030	3,522,000	3,738,747
Cottage Health Obligated Group 3.304%, 11/01/2049	10,869,000	12,222,935
CVS Health Corp.
2.700%, 08/21/2040	6,008,000	6,069,206
3.000%, 08/15/2026	2,550,000	2,823,892
3.750%, 04/01/2030	7,985,000	9,287,929
4.300%, 03/25/2028	7,118,000	8,472,507
5.050%, 03/25/2048	11,164,000	15,106,838
Fresenius Medical Care US Finance III, Inc.
2.375%, 02/16/2031 (C)	12,621,000	12,819,905
3.750%, 06/15/2029 (C)	12,965,000	14,530,042
Gilead Sciences, Inc. 2.800%, 10/01/2050	9,459,000	9,371,115
HCA, Inc. 4.125%, 06/15/2029	13,127,000	15,221,234
Partners Healthcare System, Inc. 3.192%, 07/01/2049	14,595,000	16,056,504
Premier Health Partners 2.911%, 11/15/2026	7,827,000	8,221,330
Royalty Pharma PLC 1.750%, 09/02/2027 (C)	4,058,000	4,173,764
Shire Acquisitions Investments Ireland DAC 3.200%, 09/23/2026	12,537,000	14,021,517
Stanford Health Care 3.310%, 08/15/2030	3,557,000	4,048,609
Universal Health Services, Inc.
2.650%, 10/15/2030 (C)	5,145,000	5,341,094
5.000%, 06/01/2026 (C)	10,969,000	11,325,493
Viatris, Inc.
2.300%, 06/22/2027 (C)	4,139,000	4,404,667
2.700%, 06/22/2030 (C)	8,321,000	8,824,822
		234,296,017
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials – 5.4%
AerCap Ireland Capital DAC
2.875%, 08/14/2024	$9,926,000	$10,320,088
3.650%, 07/21/2027	2,918,000	3,178,848
Air Canada 2013-1 Class A Pass Through Trust 4.125%, 05/15/2025 (C)	2,897,708	2,748,102
Air Canada 2017-1 Class B Pass Through Trust 3.700%, 01/15/2026 (C)	4,551,958	4,174,726
Air Lease Corp.
2.875%, 01/15/2026	4,391,000	4,645,233
3.625%, 12/01/2027	4,932,000	5,323,279
Alaska Airlines 2020-1 Class B Pass Through Trust 8.000%, 08/15/2025 (C)	12,236,000	13,291,368
American Airlines 2013-1 Class A Pass Through Trust 4.000%, 07/15/2025	4,074,662	3,441,235
American Airlines 2015-1 Class A Pass Through Trust 3.375%, 05/01/2027	9,387,705	8,735,255
American Airlines 2016-1 Class A Pass Through Trust 4.100%, 01/15/2028 (B)	8,434,376	7,813,244
American Airlines 2016-1 Class AA Pass Through Trust 3.575%, 01/15/2028	7,385,496	7,276,879
American Airlines 2017-1 Class A Pass Through Trust 4.000%, 02/15/2029	5,598,206	5,044,751
American Airlines 2017-1 Class AA Pass Through Trust 3.650%, 02/15/2029	6,435,244	6,410,921
American Airlines 2017-2 Class A Pass Through Trust 3.600%, 10/15/2029	4,941,724	4,548,434
American Airlines 2019-1 Class A Pass Through Trust 3.500%, 02/15/2032	5,086,771	4,553,951
American Airlines 2019-1 Class AA Pass Through Trust 3.150%, 02/15/2032	7,620,503	7,370,707
Ashtead Capital, Inc.
4.250%, 11/01/2029 (C)	4,031,000	4,413,300
5.250%, 08/01/2026 (C)	9,165,000	9,703,444
BAE Systems PLC 1.900%, 02/15/2031 (C)	10,440,000	10,548,061
British Airways 2013-1 Class A Pass Through Trust 4.625%, 06/20/2024 (C)	3,381,050	3,341,196
British Airways 2018-1 Class A Pass Through Trust 4.125%, 09/20/2031 (C)	1,698,810	1,573,638
British Airways 2020-1 Class A Pass Through Trust 4.250%, 11/15/2032 (C)	4,448,000	4,753,800
Canadian Pacific Railway Company 2.050%, 03/05/2030	7,562,000	7,941,271
Carrier Global Corp. 2.722%, 02/15/2030	3,929,000	4,194,585
CNH Industrial Capital LLC
1.875%, 01/15/2026	16,368,000	17,137,421
1.950%, 07/02/2023	7,987,000	8,221,650

The accompanying notes are an integral part of the financial statements.	82

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Continental Airlines 2007-1 Class A Pass Through Trust 5.983%, 04/19/2022	$2,137,358	$2,157,838
CoStar Group, Inc. 2.800%, 07/15/2030 (C)	10,366,000	10,764,799
Delta Air Lines 2002-1 Class G-1 Pass Through Trust 6.718%, 01/02/2023	1,312,974	1,344,063
Delta Air Lines, Inc.
2.900%, 10/28/2024	15,545,000	15,334,535
3.800%, 04/19/2023	6,835,000	7,017,406
4.375%, 04/19/2028	9,405,000	9,454,179
4.500%, 10/20/2025 (C)	2,059,000	2,200,444
General Electric Company
4.250%, 05/01/2040	11,092,000	13,095,853
5.550%, 01/05/2026	13,794,000	16,708,972
Huntington Ingalls Industries, Inc.
3.844%, 05/01/2025 (A)	2,145,000	2,385,572
4.200%, 05/01/2030 (A)	9,053,000	10,701,796
IHS Markit, Ltd.
4.000%, 03/01/2026 (C)	8,327,000	9,539,411
4.750%, 02/15/2025 (C)	2,050,000	2,352,580
4.750%, 08/01/2028	4,190,000	5,160,111
JetBlue 2019-1 Class AA Pass Through Trust 2.750%, 05/15/2032	7,588,871	7,580,345
Johnson Controls International PLC 1.750%, 09/15/2030	5,751,000	5,866,833
Lennox International, Inc. 1.350%, 08/01/2025	5,302,000	5,422,858
Masco Corp. 2.000%, 10/01/2030	7,012,000	7,134,993
Owens Corning 3.950%, 08/15/2029	8,341,000	9,615,018
The Boeing Company
3.200%, 03/01/2029	23,161,000	24,438,175
5.040%, 05/01/2027	10,376,000	12,125,751
5.805%, 05/01/2050	6,281,000	8,663,083
United Airlines 2014-2 Class A Pass Through Trust 3.750%, 09/03/2026	9,514,840	9,514,477
United Airlines 2016-1 Class A Pass Through Trust 3.450%, 07/07/2028	8,816,856	8,558,463
United Airlines 2016-1 Class B Pass Through Trust 3.650%, 01/07/2026	9,961,024	9,663,269
United Airlines 2018-1 Class B Pass Through Trust 4.600%, 03/01/2026	3,060,859	2,965,130
United Airlines 2019-1 Class A Pass Through Trust 4.550%, 08/25/2031 (B)	7,009,096	6,853,375
United Airlines 2020-1 Class A Pass Through Trust 5.875%, 10/15/2027	18,409,000	19,835,698
US Airways 2010-1 Class A Pass Through Trust 6.250%, 04/22/2023	1,858,035	1,747,516
US Airways 2012-1 Class A Pass Through Trust 5.900%, 10/01/2024	3,248,423	3,201,801
		422,109,731
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology – 4.9%
Applied Materials, Inc. 2.750%, 06/01/2050	$5,796,000	$6,293,509
Autodesk, Inc. 2.850%, 01/15/2030	4,681,000	5,195,100
Broadcom Corp. 3.125%, 01/15/2025	7,165,000	7,735,282
Broadcom, Inc.
4.700%, 04/15/2025	11,034,000	12,642,254
4.750%, 04/15/2029	36,324,000	43,418,635
5.000%, 04/15/2030	12,571,000	15,273,865
Dell International LLC
4.900%, 10/01/2026 (C)	10,965,000	12,944,787
5.300%, 10/01/2029 (C)	9,287,000	11,373,540
5.850%, 07/15/2025 (C)	3,860,000	4,635,951
8.350%, 07/15/2046 (C)	8,532,000	12,891,043
Hewlett Packard Enterprise Company 4.900%, 10/15/2025	10,479,000	12,267,416
KLA Corp. 4.100%, 03/15/2029	4,818,000	5,777,185
Lam Research Corp.
4.000%, 03/15/2029	14,493,000	17,377,718
4.875%, 03/15/2049	5,964,000	8,606,157
Marvell Technology Group, Ltd. 4.875%, 06/22/2028	10,010,000	11,819,179
Microchip Technology, Inc.
0.972%, 02/15/2024 (C)	17,372,000	17,411,956
4.333%, 06/01/2023	18,809,000	20,359,783
Micron Technology, Inc.
4.185%, 02/15/2027	21,464,000	25,281,375
4.975%, 02/06/2026	4,020,000	4,750,434
5.327%, 02/06/2029	16,374,000	20,473,003
Microsoft Corp. 2.525%, 06/01/2050	7,583,000	7,980,508
Motorola Solutions, Inc.
2.300%, 11/15/2030	9,695,000	9,876,772
4.600%, 02/23/2028 to 05/23/2029	13,818,000	16,641,839
NVIDIA Corp. 2.850%, 04/01/2030	8,533,000	9,593,970
NXP BV
3.400%, 05/01/2030 (C)	3,042,000	3,447,861
3.875%, 06/18/2026 (C)	12,831,000	14,688,901
Oracle Corp. 2.950%, 04/01/2030	18,106,000	20,234,262
PayPal Holdings, Inc. 2.850%, 10/01/2029	11,765,000	13,061,998
ServiceNow, Inc. 1.400%, 09/01/2030	9,882,000	9,634,500
Visa, Inc. 2.700%, 04/15/2040	4,508,000	4,913,941
		386,602,724
Materials – 1.9%
Albemarle Wodgina Pty, Ltd. 3.450%, 11/15/2029	7,500,000	7,978,021
Anglo American Capital PLC 4.750%, 04/10/2027 (C)	5,485,000	6,467,981
Berry Global, Inc. 1.570%, 01/15/2026 (C)	9,564,000	9,646,824
Colonial Enterprises, Inc. 3.250%, 05/15/2030 (C)	19,334,000	21,855,840
Ecolab, Inc.
1.300%, 01/30/2031	12,723,000	12,593,582
4.800%, 03/24/2030	7,250,000	9,246,288
Georgia-Pacific LLC 2.300%, 04/30/2030 (C)	21,512,000	22,987,375

The accompanying notes are an integral part of the financial statements.	83

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Inversiones CMPC SA 3.850%, 01/13/2030 (C)	$3,668,000	$4,108,160
Newmont Corp. 2.800%, 10/01/2029	2,173,000	2,370,821
Nutrition & Biosciences, Inc.
1.832%, 10/15/2027 (C)	3,042,000	3,133,926
2.300%, 11/01/2030 (C)	6,085,000	6,264,107
Orbia Advance Corp. SAB de CV 5.500%, 01/15/2048 (C)	3,490,000	4,228,135
Steel Dynamics, Inc. 3.250%, 01/15/2031	1,479,000	1,652,954
Syngenta Finance NV
4.441%, 04/24/2023 (C)	10,880,000	11,417,179
5.676%, 04/24/2048 (C)	5,180,000	5,375,597
The Sherwin-Williams Company 2.300%, 05/15/2030	8,634,000	9,011,445
Vulcan Materials Company 3.500%, 06/01/2030	6,594,000	7,569,942
		145,908,177
Real estate – 2.2%
American Homes 4 Rent LP 4.250%, 02/15/2028	6,215,000	7,143,277
American Tower Corp.
2.400%, 03/15/2025	7,146,000	7,597,097
2.950%, 01/15/2025	7,845,000	8,496,621
3.550%, 07/15/2027	13,925,000	15,744,729
3.800%, 08/15/2029	6,600,000	7,669,694
Crown Castle International Corp.
2.250%, 01/15/2031	12,255,000	12,704,426
3.300%, 07/01/2030	2,390,000	2,673,646
3.650%, 09/01/2027	11,831,000	13,351,898
4.150%, 07/01/2050	2,123,000	2,575,961
CyrusOne LP
2.150%, 11/01/2030	3,797,000	3,700,898
3.450%, 11/15/2029	8,590,000	9,240,521
Equinix, Inc.
1.550%, 03/15/2028	8,759,000	8,899,596
1.800%, 07/15/2027 (B)	3,053,000	3,141,423
3.200%, 11/18/2029	12,260,000	13,506,374
GLP Capital LP
3.350%, 09/01/2024	4,360,000	4,576,997
5.375%, 04/15/2026	6,385,000	7,327,873
Host Hotels & Resorts LP 4.500%, 02/01/2026	4,281,000	4,690,000
Prologis LP 1.250%, 10/15/2030	5,638,000	5,579,517
SBA Tower Trust
2.328%, 01/15/2028 (C)	21,448,000	21,613,012
2.836%, 01/15/2025 (C)	7,899,000	8,409,932
Ventas Realty LP 3.500%, 02/01/2025	4,775,000	5,257,748
		173,901,240
Utilities – 1.9%
ABY Transmision Sur SA 6.875%, 04/30/2043 (C)	2,584,590	3,469,812
AES Panama Generation Holdings SRL 4.375%, 05/31/2030 (C)	5,952,000	6,439,469
Dominion Energy, Inc. 3.375%, 04/01/2030	6,413,000	7,301,201
Emera US Finance LP 3.550%, 06/15/2026	6,192,000	6,957,309
Engie Energia Chile SA 3.400%, 01/28/2030 (C)	8,250,000	8,940,938
Eversource Energy 1.650%, 08/15/2030	4,999,000	4,975,817
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Infraestructura Energetica Nova SAB de CV 4.750%, 01/15/2051 (C)	$11,507,000	$12,600,165
NextEra Energy Capital Holdings, Inc. 3.550%, 05/01/2027	12,260,000	13,954,095
NiSource, Inc.
1.700%, 02/15/2031	27,092,000	26,939,852
3.600%, 05/01/2030	4,105,000	4,747,714
NRG Energy, Inc.
2.450%, 12/02/2027 (C)	7,276,000	7,657,500
3.750%, 06/15/2024 (C)	6,545,000	7,157,023
Vistra Operations Company LLC
3.550%, 07/15/2024 (C)	12,479,000	13,511,806
3.700%, 01/30/2027 (C)	11,574,000	12,757,958
4.300%, 07/15/2029 (C)	8,710,000	9,881,413
		147,292,072
TOTAL CORPORATE BONDS (Cost $2,902,271,940)		$3,161,265,684
MUNICIPAL BONDS – 2.4%
Central Plains Energy Project (Nebraska) 4.000%, 12/01/2049	7,370,000	8,465,108
City of New York, GO
0.982%, 08/01/2025 (A)	12,545,000	12,608,854
1.216%, 08/01/2026 (A)	5,170,000	5,232,454
Foothill-Eastern Transportation Corridor Agency (California) 4.094%, 01/15/2049	7,076,000	7,598,563
Maryland Health & Higher Educational Facilities Authority 3.197%, 07/01/2050	13,405,000	13,896,427
Mississippi Hospital Equipment & Facilities Authority 3.720%, 09/01/2026	7,677,000	8,211,933
New Jersey Transportation Trust Fund Authority
4.081%, 06/15/2039	9,117,000	9,584,337
4.131%, 06/15/2042	790,000	818,345
Ohio Air Quality Development Authority 2.100%, 10/01/2028	18,315,000	19,199,798
Ohio Turnpike & Infrastructure Commission 3.216%, 02/15/2048	6,950,000	7,083,996
Port Authority of New York & New Jersey 1.086%, 07/01/2023	19,174,000	19,459,693
Regents of the University of California Medical Center Pooled Revenue 3.006%, 05/15/2050	14,275,000	15,149,915
State Board of Administration Finance Corp. (Florida) 1.705%, 07/01/2027	12,324,000	12,792,189
Tennergy Corp. (Tennessee) 5.000%, 02/01/2050	13,270,000	15,404,480
University of California 1.316%, 05/15/2027	14,360,000	14,589,616
University of Virginia 2.256%, 09/01/2050	17,236,000	17,063,295
TOTAL MUNICIPAL BONDS (Cost $180,971,063)		$187,159,003
COLLATERALIZED MORTGAGE OBLIGATIONS – 7.6%
Commercial and residential – 5.2%
Angel Oak Mortgage Trust LLC Series 2020-R1, Class A1 0.990%, 04/25/2053 (C)(E)	11,687,000	11,688,343

The accompanying notes are an integral part of the financial statements.	84

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Arroyo Mortgage Trust Series 2019-3, Class A1 2.962%, 10/25/2048 (C)(E)	$3,362,012	$3,466,007
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class A, 3.218%, 04/14/2033 (C)	5,706,000	6,182,134
Series 2015-200P, Class C, 3.596%, 04/14/2033 (C)(E)	6,760,000	7,251,715
BBCMS Mortgage Trust Series 2020-C6, Class A2 2.690%, 02/15/2053	4,700,000	4,967,156
Benchmark Mortgage Trust
Series 2018-B1, Class A2, 3.571%, 01/15/2051	9,840,000	10,238,802
Series 2019-B12, Class A2, 3.001%, 08/15/2052	8,685,000	9,224,946
Series 2019-B14, Class A2, 2.915%, 12/15/2062	9,761,000	10,415,552
BRAVO Residential Funding Trust Series 2019-NQM1, Class A1 2.666%, 07/25/2059 (C)(E)	2,730,106	2,794,170
Bunker Hill Loan Depositary Trust Series 2019-2, Class A1 2.879%, 07/25/2049 (C)	9,048,910	9,320,574
BX Commercial Mortgage Trust
Series 2018-BIOA, Class D (1 month LIBOR + 1.321%), 1.480%, 03/15/2037 (C)(F)	6,122,000	6,120,201
Series 2020-VKNG, Class A (1 month LIBOR + 0.930%), 1.089%, 10/15/2037 (C)(F)	9,005,000	9,004,998
Cantor Commercial Real Estate Lending Series 2019-CF1, Class A2 3.623%, 05/15/2052	10,780,000	11,661,622
Citigroup Commercial Mortgage Trust
Series 2015-GC29, Class A3, 2.935%, 04/10/2048	5,965,962	6,363,078
Series 2015-GC29, Class A4, 3.192%, 04/10/2048	11,950,000	13,041,177
Series 2015-GC33, Class A4, 3.778%, 09/10/2058	10,860,000	12,206,561
Series 2019-PRM, Class A, 3.341%, 05/10/2036 (C)	3,765,000	4,018,312
Series 2019-SMRT, Class A, 4.149%, 01/10/2036 (C)	3,645,000	3,961,356
Series 2020-GC46, Class A2, 2.708%, 02/15/2053	13,170,000	13,939,939
COLT Mortgage Loan Trust Series 2020-1, Class A1 2.488%, 02/25/2050 (C)(E)	3,649,125	3,690,278
COLT Trust Series 2020-RPL1, Class A1 1.390%, 01/25/2065 (C)(E)	14,277,876	14,347,358
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2016-CR28, Class A4, 3.762%, 02/10/2049	7,720,000	8,742,932
Series 2020-CX, Class D, 2.683%, 11/10/2046 (C)(E)	4,291,000	4,315,231
Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Commercial Mortgage Trust (Deutsche Bank AG) Series 2020-CBM, Class A2 2.896%, 02/10/2037 (C)	$5,531,000	$5,515,830
Credit Suisse Mortgage Capital Certificates
Series 2019-AFC1, Class A1, 2.573%, 07/25/2049 (C)	6,826,101	6,988,702
Series 2019-ICE4, Class B (1 month LIBOR + 1.230%), 1.389%, 05/15/2036 (C)(F)	3,709,000	3,707,887
Series 2020-AFC1, Class A1, 2.240%, 02/25/2050 (C)(E)	5,503,388	5,589,939
Series 2020-NET, Class A, 2.257%, 08/15/2037 (C)	2,085,000	2,159,704
DBJPM Mortgage Trust Series 2020-C9, Class A2 1.900%, 09/15/2053	8,480,000	8,753,435
Ellington Financial Mortgage Trust Series 2020-2, Class A1 1.178%, 10/25/2065 (C)(E)	11,575,199	11,585,473
GCAT Trust Series 2020-NQM1, Class A1 2.247%, 01/25/2060 (C)	7,769,316	7,948,773
GS Mortgage Securities Trust
Series 2013-GC12, Class A3, 2.860%, 06/10/2046	11,611,000	11,902,321
Series 2019-GC40, Class A2, 2.971%, 07/10/2052	6,505,000	6,927,810
Series 2020-UPTN, Class A, 2.751%, 02/10/2037 (C)	5,820,000	5,935,964
GS Mortgage-Backed Securities Trust Series 2020-NQM1, Class A1 1.382%, 09/27/2060 (C)(E)	4,422,736	4,446,150
Irvine Core Office Trust Series 2013-IRV, Class A2 3.173%, 05/15/2048 (C)(E)	5,620,000	5,894,083
JPMCC Commercial Mortgage Securities Trust Series 2019-COR5, Class A2 3.150%, 06/13/2052	17,510,000	18,484,955
KNDL Mortgage Trust Series 2019-KNSQ, Class C (1 month LIBOR + 1.050%) 1.209%, 05/15/2036 (C)(F)	7,335,000	7,325,939
MFA Trust
Series 2020-NQM1, Class A1, 1.479%, 03/25/2065 (C)(E)	3,231,621	3,252,425
Series 2020-NQM3, Class A1, 1.014%, 01/26/2065 (C)(E)	6,984,598	6,994,992
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class A5 3.635%, 10/15/2048	10,945,000	12,259,140
Morgan Stanley Capital I Trust Series 2017-CLS, Class D (1 month LIBOR + 1.400%) 1.559%, 11/15/2034 (C)(F)	5,105,000	5,089,079
New Residential Mortgage Loan Trust Series 2020-1A, Class A1B 3.500%, 10/25/2059 (C)(E)	4,740,125	5,059,867

The accompanying notes are an integral part of the financial statements.	85

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
OBX Trust Series 2020-EXP2, Class A3 2.500%, 05/25/2060 (C)(E)	$6,459,897	$6,586,822
Provident Funding Mortgage Trust Series 2020-F1, Class A2 2.000%, 01/25/2036 (C)(E)	15,113,000	15,154,861
Seasoned Credit Risk Transfer Trust Series 2020-2, Class MA 2.000%, 11/25/2059	5,438,505	5,598,343
Starwood Mortgage Residential Trust
Series 2020-1, Class A1, 2.275%, 02/25/2050 (C)(E)	4,201,931	4,294,414
Series 2020-3, Class A1, 1.486%, 04/25/2065 (C)(E)	5,629,912	5,667,046
Verus Securitization Trust Series 2020-5, Class A1 1.218%, 05/25/2065 (C)	4,532,821	4,539,185
Visio Trust Series 2020-1R, Class A1 1.312%, 11/25/2055 (C)	14,375,410	14,397,845
Wells Fargo Commercial Mortgage Trust Series 2019-C51, Class A2 3.039%, 06/15/2052	13,310,000	14,189,139
		403,212,565
U.S. Government Agency – 2.4%
Federal Home Loan Mortgage Corp.
Series K017, Class X1 IO, 1.286%, 12/25/2021	120,791,769	828,281
Series K018, Class X1 IO, 1.275%, 01/25/2022	92,130,769	743,836
Series K021, Class X1 IO, 1.404%, 06/25/2022	25,595,023	378,049
Series K022, Class X1 IO, 1.180%, 07/25/2022	137,765,859	1,873,230
Series K026, Class X1 IO, 0.957%, 11/25/2022	153,330,285	2,137,823
Series K038, Class A2, 3.389%, 03/25/2024	8,708,000	9,471,761
Series K038, Class X1 IO, 1.116%, 03/25/2024	52,327,112	1,581,927
Series K040, Class A2, 3.241%, 09/25/2024	13,239,000	14,510,376
Series K048, Class A2, 3.284%, 06/25/2025 (E)	8,485,000	9,446,387
Series K048, Class X1 IO, 0.238%, 06/25/2025	159,780,038	1,575,575
Series K049, Class A2, 3.010%, 07/25/2025	14,510,000	16,006,287
Series K052, Class A2, 3.151%, 11/25/2025	6,245,000	6,958,952
Series K064, Class A1, 2.891%, 10/25/2026	3,285,379	3,548,134
Series K727, Class A2, 2.946%, 07/25/2024	19,472,000	20,957,735
Series KIR3, Class A1, 3.038%, 08/25/2027	13,485,000	14,808,782
Government National Mortgage Association
Series 2012-114, Class IO, 0.691%, 01/16/2053	26,952,537	739,869
Series 2016-174, Class IO, 0.865%, 11/16/2056	23,952,302	1,445,684
Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2017-109, Class IO, 0.520%, 04/16/2057	$30,952,008	$1,278,627
Series 2017-124, Class IO, 0.695%, 01/16/2059	40,500,072	2,102,371
Series 2017-135, Class IO, 0.771%, 10/16/2058	49,245,379	2,648,416
Series 2017-140, Class IO, 0.553%, 02/16/2059	34,780,547	1,789,807
Series 2017-159, Class IO, 0.536%, 06/16/2059	67,127,716	3,213,632
Series 2017-20, Class IO, 0.704%, 12/16/2058	65,754,416	3,146,724
Series 2017-22, Class IO, 0.773%, 12/16/2057	25,829,866	1,477,355
Series 2017-41, Class IO, 0.702%, 07/16/2058	27,412,994	1,355,041
Series 2017-46, Class IO, 0.632%, 11/16/2057	30,869,431	1,509,222
Series 2017-61, Class IO, 0.745%, 05/16/2059	51,059,359	2,923,470
Series 2018-158, Class IO, 0.692%, 05/16/2061	31,109,054	2,092,809
Series 2018-69, Class IO, 0.584%, 04/16/2060	51,383,823	3,035,741
Series 2019-131, Class IO, 0.937%, 07/16/2061	43,613,470	3,181,367
Series 2020-100, Class IO, 0.908%, 05/16/2062	35,406,967	2,942,978
Series 2020-108, Class IO, 0.948%, 06/16/2062	80,661,876	6,726,289
Series 2020-114, Class IO, 0.930%, 09/16/2062	88,309,909	7,293,886
Series 2020-118, Class IO, 1.046%, 06/16/2062	76,205,571	6,588,764
Series 2020-119, Class IO, 0.819%, 08/16/2062	38,556,306	3,037,767
Series 2020-120, Class IO, 0.883%, 05/16/2062	18,485,453	1,498,087
Series 2020-137, Class IO, 0.911%, 09/16/2062	83,738,117	6,699,970
Series 2020-150, Class IO, 0.983%, 12/16/2062	52,730,495	4,469,542
Series 2020-170, Class IO, 0.886%, 11/16/2062	71,502,962	6,075,721
Series 2020-92, Class IO, 1.015%, 02/16/2062	79,635,340	6,889,556
		188,989,830
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $605,751,307)		$592,202,395
ASSET BACKED SECURITIES – 11.5%
Abpci Direct Lending Fund Series 2020-1A, Class A 3.199%, 12/20/2030 (C)	9,473,000	9,473,000
Ally Master Owner Trust Series 2018-1, Class A2 2.700%, 01/17/2023	7,910,000	7,917,073
AmeriCredit Automobile Receivables Trust Series 2020-1, Class C 1.590%, 10/20/2025	7,850,000	7,994,671

The accompanying notes are an integral part of the financial statements.	86

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
AMSR Trust
Series 2020-SFR1, Class A 1.819%, 04/17/2037 (C)	$9,026,339	$9,195,122
Series 2020-SFR2, Class A 1.632%, 07/17/2037 (C)	17,232,000	17,565,058
Series 2020-SFR4, Class A 1.355%, 11/17/2037 (C)	12,046,000	12,147,720
Applebee's Funding LLC Series 2019-1A, Class A2I 4.194%, 06/07/2049 (C)	11,008,410	10,857,815
Arbys Funding LLC Series 2020-1A, Class A2 3.237%, 07/30/2050 (C)	9,893,205	10,108,976
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A 2.360%, 03/20/2026 (C)	9,358,000	9,756,884
Series 2020-1A, Class A 2.330%, 08/20/2026 (C)	6,188,000	6,386,031
Bojangles Issuer LLC Series 2020-1A, Class A2 3.832%, 10/20/2050 (C)	5,760,000	5,884,128
CarMax Auto Owner Trust
Series 2020-3, Class A3 0.620%, 03/17/2025	10,590,000	10,653,500
Series 2020-3, Class A4 0.770%, 03/16/2026	4,170,000	4,204,860
CARS-DB4 LP Series 2020-1A, Class A1 2.690%, 02/15/2050 (C)	9,017,435	9,288,134
Carvana Auto Receivables Trust Series 2020-P1, Class A4 0.610%, 10/08/2026	5,787,000	5,811,506
CF Hippolyta LLC Series 2020-1, Class A1 1.690%, 07/15/2060 (C)	9,392,042	9,566,935
CLI Funding VI LLC Series 2020-1A, Class A 2.080%, 09/18/2045 (C)	8,575,955	8,666,159
CoreVest American Finance Trust
Series 2019-3, Class A 2.705%, 10/15/2052 (C)	2,364,336	2,491,790
Series 2020-3, Class A 1.358%, 08/15/2053 (C)	7,658,084	7,733,315
DB Master Finance LLC Series 2017-1A, Class A2II 4.030%, 11/20/2047 (C)	3,684,803	3,912,965
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23 4.118%, 07/25/2047 (C)	11,586,650	12,412,778
DRB Prime Student Loan Trust
Series 2015-D, Class A2 3.200%, 01/25/2040 (C)	2,657,289	2,679,908
Series 2016-B, Class A2 2.890%, 06/25/2040 (C)	3,054,153	3,116,459
Driven Brands Funding LLC Series 2020-2A, Class A2 3.237%, 01/20/2051 (C)	7,194,000	7,188,250
Elara HGV Timeshare Issuer LLC Series 2019-A, Class A 2.610%, 01/25/2034 (C)	6,699,535	6,928,556
Exeter Automobile Receivables Trust Series 2020-1A, Class C 2.490%, 01/15/2025 (C)	14,330,000	14,645,912
FirstKey Homes Trust
Series 2020-SFR1, Class A 1.339%, 09/17/2025 (C)	11,783,000	11,917,876
Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
FirstKey Homes Trust (continued)
Series 2020-SFR2, Class A 1.266%, 10/19/2037 (C)	$13,759,000	$13,817,690
Five Guys Funding LLC Series 2017-1A, Class A2 4.600%, 07/25/2047 (C)	5,984,775	6,229,872
Ford Credit Auto Owner Trust
Series 2018-1, Class A 3.190%, 07/15/2031 (C)	19,284,000	21,190,549
Series 2018-2, Class A 3.470%, 01/15/2030 (C)	10,177,000	10,912,757
Series 2020-1, Class A 2.040%, 08/15/2031 (C)	12,180,000	12,840,353
Ford Credit Floorplan Master Owner Trust
Series 2019-2, Class A 3.060%, 04/15/2026	14,258,000	15,447,009
Series 2020-2, Class A 1.060%, 09/15/2027	11,403,000	11,567,874
GMF Floorplan Owner Revolving Trust
Series 2019-2, Class A 2.900%, 04/15/2026 (C)	11,385,000	12,270,466
Series 2020-1, Class A 0.680%, 08/15/2025 (C)	5,302,000	5,333,351
Golden Credit Card Trust Series 2018-4A, Class A 3.440%, 08/15/2025 (C)	18,115,000	19,583,752
Golub Capital Partners Funding Series 2020-1A, Class A2 3.208%, 01/22/2029 (C)	7,732,000	7,735,626
GreatAmerica Leasing Receivables Funding LLC Series 2019-1, Class A4 3.210%, 02/18/2025 (C)	7,484,000	7,828,440
Hilton Grand Vacations Trust Series 2018-AA, Class A 3.540%, 02/25/2032 (C)	2,698,962	2,863,110
Home Partners of America Trust Series 2019-1, Class A 2.908%, 09/17/2039 (C)	13,889,742	14,605,694
Jack in the Box Funding LLC
Series 2019-1A, Class A23 4.970%, 08/25/2049 (C)	4,019,625	4,324,353
Series 2019-1A, Class A2I 3.982%, 08/25/2049 (C)	4,813,625	4,932,136
John Deere Owner Trust
Series 2020-B, Class A3 0.510%, 11/15/2024	4,821,000	4,836,479
Series 2020-B, Class A4 0.720%, 06/15/2027	4,500,000	4,541,333
Laurel Road Prime Student Loan Trust Series 2019-A, Class A2FX 2.730%, 10/25/2048 (C)	2,355,258	2,410,130
MVW LLC Series 2020-1A, Class A 1.740%, 10/20/2037 (C)	18,043,053	18,451,933
MVW Owner Trust Series 2018-1A, Class A 3.450%, 01/21/2036 (C)	4,521,769	4,699,342
Navient Private Education Loan Trust Series 2016-AA, Class A2A 3.910%, 12/15/2045 (C)	3,066,433	3,219,373
Navient Private Education Refi Loan Trust
Series 2019-EA, Class A2A 2.640%, 05/15/2068 (C)	7,410,000	7,638,274

The accompanying notes are an integral part of the financial statements.	87

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust (continued)
Series 2019-FA, Class A2 2.600%, 08/15/2068 (C)	$8,292,000	$8,564,255
Series 2020-BA, Class A2 2.120%, 01/15/2069 (C)	12,863,000	13,209,087
Series 2020-GA, Class A 1.170%, 09/16/2069 (C)	15,067,417	15,180,784
Series 2020-HA, Class A 1.310%, 01/15/2069 (C)	19,128,000	19,322,574
Navient Student Loan Trust Series 2020-2A, Class A1A 1.320%, 08/26/2069 (C)	6,264,369	6,274,025
NRZ Excess Spread-Collateralized Notes Series 2020-PLS1, Class A 3.844%, 12/25/2025 (C)	3,680,000	3,681,358
Oxford Finance Funding LLC Series 2020-1A, Class A2 3.101%, 02/15/2028 (C)	9,574,000	9,799,040
PFS Financing Corp.
Series 2018-F, Class A 3.520%, 10/15/2023 (C)	7,260,000	7,441,493
Series 2020-E, Class A 1.000%, 10/15/2025 (C)	6,863,000	6,912,178
Progress Residential Trust
Series 2020-SFR1, Class A 1.732%, 04/17/2037 (C)	7,750,000	7,883,331
Series 2020-SFR2, Class A 2.078%, 06/17/2037 (C)	3,574,000	3,664,736
Santander Revolving Auto Loan Trust Series 2019-A, Class A 2.510%, 01/26/2032 (C)	10,361,000	11,014,974
SCF Equipment Leasing LLC Series 2020-1A, Class A3 1.190%, 10/20/2027 (C)	15,910,000	16,012,454
ServiceMaster Funding LLC Series 2020-1, Class A2II 3.337%, 01/30/2051 (C)	11,282,000	11,474,245
Sesac Finance LLC Series 2019-1, Class A2 5.216%, 07/25/2049 (C)	9,254,850	9,804,958
Sierra Timeshare Receivables Funding LLC Series 2018-3A, Class A 3.690%, 09/20/2035 (C)	2,933,993	3,063,720
SMB Private Education Loan Trust
Series 2015-C, Class A2A 2.750%, 07/15/2027 (C)	2,255,225	2,287,605
Series 2016-A, Class A2A 2.700%, 05/15/2031 (C)	10,192,498	10,536,288
Series 2019-B, Class A2A 2.840%, 06/15/2037 (C)	12,040,000	12,713,900
Series 2020-PTA, Class A2A 1.600%, 09/15/2054 (C)	5,003,000	5,056,532
Sonic Capital LLC
Series 2020-1A, Class A2I 3.845%, 01/20/2050 (C)	8,230,833	8,782,135
Series 2020-1A, Class A2II 4.336%, 01/20/2050 (C)	6,996,208	7,604,039
Sunbird Engine Finance LLC Series 2020-1A, Class A 3.671%, 02/15/2045 (C)	4,775,604	4,274,112
Taco Bell Funding LLC Series 2018-1A, Class A2I 4.318%, 11/25/2048 (C)	10,281,180	10,428,098
Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Tesla Auto Lease Trust
Series 2020-A, Class A3 0.680%, 12/20/2023 (C)	$6,928,000	$6,967,585
Series 2020-A, Class A4 0.780%, 12/20/2023 (C)	4,974,000	5,007,329
TIF Funding II LLC Series 2020-1A, Class A 2.090%, 08/20/2045 (C)	14,951,625	15,108,088
Towd Point Mortgage Trust
Series 2017-1, Class A1 2.750%, 10/25/2056 (C)(E)	3,280,085	3,361,775
Series 2017-2, Class A1 2.750%, 04/25/2057 (C)(E)	1,978,112	2,022,178
Series 2018-3, Class A1 3.750%, 05/25/2058 (C)(E)	3,569,111	3,798,414
Series 2018-4, Class A1 3.000%, 06/25/2058 (C)(E)	8,557,271	9,081,507
Series 2019-4, Class A1 2.900%, 10/25/2059 (C)(E)	7,228,368	7,629,896
Series 2020-4, Class A1 1.750%, 10/25/2060 (C)	6,950,541	7,108,025
Toyota Auto Loan Extended Note Trust
Series 2019-1A, Class A 2.560%, 11/25/2031 (C)	22,220,000	23,728,994
Series 2020-1A, Class A 1.350%, 05/25/2033 (C)	6,839,000	7,042,131
Toyota Auto Receivables Owner Trust
Series 2020-C, Class A3 0.440%, 10/15/2024	5,106,000	5,123,728
Series 2020-C, Class A4 0.570%, 10/15/2025	3,854,000	3,879,170
Tricon American Homes Trust
Series 2020-SFR1, Class A 1.499%, 07/17/2038 (C)	19,660,000	19,868,306
Series 2020-SFR2, Class A 1.482%, 11/17/2039 (C)	17,115,000	17,209,997
Triton Container Finance VIII LLC Series 2020-1A, Class A 2.110%, 09/20/2045 (C)	16,591,749	16,784,120
Vantage Data Centers LLC
Series 2019-1A, Class A2 3.188%, 07/15/2044 (C)	9,389,120	9,826,161
Series 2020-1A, Class A2 1.645%, 09/15/2045 (C)	8,780,000	8,840,136
Series 2020-2A, Class A2 1.992%, 09/15/2045 (C)	5,868,000	5,903,856
Verizon Owner Trust
Series 2020-B, Class A 0.470%, 02/20/2025	14,789,000	14,841,477
Series 2020-C, Class C 0.770%, 04/21/2025	8,865,000	8,885,997
VR Funding LLC Series 2020-1A, Class A 2.790%, 11/15/2050 (C)	11,781,067	11,323,348
VSE VOI Mortgage LLC Series 2017-A, Class A 2.330%, 03/20/2035 (C)	4,493,337	4,587,989
Westgate Resorts LLC Series 2020-1A, Class A 2.713%, 03/20/2034 (C)	6,142,881	6,277,562
Westlake Automobile Receivables Trust Series 2019-1A, Class C 3.450%, 03/15/2024 (C)	3,615,000	3,688,378

The accompanying notes are an integral part of the financial statements.	88

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Willis Engine Structured Trust V Series 2020-A, Class A 3.228%, 03/15/2045 (C)	$3,518,099	$3,006,198
Wingstop Funding LLC Series 2020-1A, Class A2 2.841%, 12/05/2050 (C)	11,502,000	11,735,146
TOTAL ASSET BACKED SECURITIES (Cost $883,452,667)		$903,408,689
COMMON STOCKS – 0.0%
Utilities – 0.0%
Dominion Energy, Inc.	12,915	1,295,752
TOTAL COMMON STOCKS (Cost $1,291,491)		$1,295,752
PREFERRED SECURITIES – 0.1%
Utilities – 0.1%
DTE Energy Company, 6.250%	15,402	741,452
NextEra Energy, Inc., 5.279%	120,650	6,133,846
The Southern Company, 6.750%	19,330	1,003,227
TOTAL PREFERRED SECURITIES (Cost $7,618,288)		$7,878,525
SHORT-TERM INVESTMENTS – 3.5%
Short-term funds – 0.1%
John Hancock Collateral Trust, 0.1386% (G)(H)	1,319,249	13,200,540
Repurchase agreement – 3.4%
Barclays Tri-Party Repurchase Agreement dated 12-31-20 at 0.050% to be repurchased at $169,669,943 on 1-4-21, collateralized by $173,110,500 U.S. Treasury Bills, 0.000% due 4-8-21 (valued at $173,063,414)	$169,669,000	169,669,000
Repurchase Agreement with State Street Corp. dated 12-31-20 at 0.000% to be repurchased at $94,149,000 on 1-4-21, collateralized by $96,143,800 U.S. Treasury Bills, 0.000% due 12-30-21 (valued at $96,031,985)	94,149,000	94,149,000
		263,818,000
TOTAL SHORT-TERM INVESTMENTS (Cost $277,019,800)		$277,018,540
Total Investments (Select Bond Trust) (Cost $7,557,192,159) – 101.6%		$7,956,249,833
Other assets and liabilities, net – (1.6%)		(128,804,266)
TOTAL NET ASSETS – 100.0%		$7,827,445,567
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
GO	General Obligation
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	All or a portion of this security is on loan as of 12-31-20.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,787,300,914 or 22.8% of the fund's net assets as of 12-31-20.
Select Bond Trust (continued)
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(G)	The rate shown is the annualized seven-day yield as of 12-31-20.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Short Term Government Income Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 92.7%
U.S. Government – 34.4%
U.S. Treasury Inflation Protected Securities 0.625%, 04/15/2023	$1,834,490	$1,931,415
U.S. Treasury Notes
0.125%, 05/31/2022 to 05/15/2023	5,170,000	5,169,369
0.250%, 04/15/2023 to 08/31/2025	10,500,000	10,516,289
1.375%, 02/15/2023	1,770,000	1,816,532
1.500%, 09/15/2022	4,000,000	4,093,281
1.875%, 07/31/2022	11,610,000	11,930,182
2.000%, 05/31/2024	4,500,000	4,775,098
2.125%, 03/31/2024	2,700,000	2,868,328
2.625%, 06/30/2023	5,485,000	5,822,242
2.750%, 07/31/2023	3,215,000	3,430,003
2.875%, 11/30/2023	13,345,000	14,393,312
		66,746,051
U.S. Government Agency – 58.3%
Federal Agricultural Mortgage Corp. 2.000%, 01/15/2021	4,965,000	4,968,059
Federal Farm Credit Bank 0.500%, 12/23/2025	5,000,000	4,997,338
Federal Home Loan Bank
1.375%, 02/17/2023	8,000,000	8,208,203
1.500%, 08/15/2024	2,770,000	2,901,220
2.875%, 09/13/2024	5,500,000	6,031,108
Federal Home Loan Mortgage Corp.
0.250%, 09/08/2023	2,000,000	2,003,586
0.375%, 09/23/2025	3,060,000	3,054,080
0.450%, 08/04/2023	3,275,000	3,275,744
0.640%, 11/24/2025	2,000,000	2,006,135
0.650%, 10/22/2025	2,000,000	2,000,489
0.700%, 12/23/2025	2,000,000	2,000,093
0.800%, 10/27/2026	2,000,000	1,995,611
1.500%, 02/12/2025	6,000,000	6,292,973
2.500%, 09/01/2034	3,060,090	3,224,482
3.000%, 07/01/2030 to 12/01/2032	3,855,889	4,075,592
3.104%, (12 month LIBOR + 1.618%), 05/01/2045 (A)	635,201	664,646
3.500%, 04/01/2032	1,605,336	1,733,851
7.000%, 04/01/2031 to 04/01/2032	472	552
Federal National Mortgage Association
0.375%, 08/25/2025	5,000,000	4,997,814
0.625%, 04/22/2025	4,000,000	4,046,206
0.650%, 12/17/2025	2,000,000	2,000,365
1.375%, 09/06/2022	6,000,000	6,127,275
2.125%, 04/24/2026	1,000,000	1,089,237
2.500%, 10/01/2027 to 09/01/2034	3,906,115	4,107,967
2.875%, 09/12/2023	7,005,000	7,505,365
3.000%, 03/01/2028 to 09/01/2034	10,076,399	10,724,989
3.500%, 07/01/2031 to 06/01/2034	6,098,256	6,585,931

The accompanying notes are an integral part of the financial statements.	89

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Short Term Government Income Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
6.500%, 01/01/2039	$386,150	$462,912
7.000%, 12/01/2026 to 01/01/2029	1,125	1,279
8.000%, 10/01/2024 to 09/01/2030	931	1,086
Government National Mortgage Association 7.500%, 01/15/2027 to 03/15/2027	216	239
Tennessee Valley Authority 3.875%, 02/15/2021	5,815,000	5,839,848
		112,924,275
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $174,955,141)		$179,670,326
MUNICIPAL BONDS – 4.4%
City of Houston (Texas)
2.110%, 03/01/2025	1,000,000	1,059,680
3.628%, 05/15/2024	1,000,000	1,098,070
City of New York
1.990%, 10/01/2026	1,000,000	1,052,960
3.250%, 03/01/2024	1,000,000	1,077,240
County of Orange (Florida) 2.280%, 01/01/2026	1,000,000	1,051,610
Los Angeles Unified School District (California) 1.540%, 09/15/2025	1,000,000	1,020,870
New York State Urban Development Corp. 3.080%, 03/15/2024	1,000,000	1,074,700
State of California 2.375%, 10/01/2026	1,000,000	1,090,690
TOTAL MUNICIPAL BONDS (Cost $8,135,472)		$8,525,820
COLLATERALIZED MORTGAGE OBLIGATIONS – 1.6%
U.S. Government Agency – 1.6%
Federal Home Loan Mortgage Corp.
Series K017, Class X1 IO, 1.286%, 12/25/2021	20,689,929	141,873
Series K018, Class X1 IO, 1.275%, 01/25/2022	3,784,844	30,558
Series K022, Class X1 IO, 1.180%, 07/25/2022	10,626,966	144,497
Series K026, Class X1 IO, 0.957%, 11/25/2022	5,164,723	72,010
Series K030, Class X1 IO, 0.170%, 04/25/2023	132,431,311	464,263
Series K038, Class X1 IO, 1.116%, 03/25/2024	7,815,289	236,268
Series K718, Class X1 IO, 0.576%, 01/25/2022	18,432,898	66,738
Government National Mortgage Association
Series 2012-114, Class IO, 0.691%, 01/16/2053	1,835,437	50,384
Series 2017-109, Class IO, 0.520%, 04/16/2057	2,299,671	94,999
Series 2017-124, Class IO, 0.695%, 01/16/2059	2,421,559	125,704
Series 2017-140, Class IO, 0.553%, 02/16/2059	1,157,826	59,582
Series 2017-20, Class IO, 0.704%, 12/16/2058	4,075,297	195,026
Series 2017-41, Class IO, 0.702%, 07/16/2058	2,471,184	122,152
Short Term Government Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2017-46, Class IO, 0.632%, 11/16/2057	$2,758,736	$134,876
Series 2017-61, Class IO, 0.745%, 05/16/2059	1,759,415	100,738
Series 2017-74, Class IO, 0.587%, 09/16/2058	2,023,072	83,782
Series 2017-89, Class IO, 0.713%, 07/16/2059	2,916,838	187,422
Series 2018-9, Class IO, 0.538%, 01/16/2060	2,288,528	114,760
Series 2020-118, Class IO, 1.046%, 06/16/2062	2,084,928	180,264
Series 2020-119, Class IO, 0.819%, 08/16/2062	1,062,458	83,709
Series 2020-120, Class IO, 0.883%, 05/16/2062	2,392,118	193,861
Series 2020-137, Class IO, 0.911%, 09/16/2062	1,649,989	132,017
Series 2020-170, Class IO, 0.886%, 11/16/2062	1,897,664	161,248
		3,176,731
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,160,058)		$3,176,731
SHORT-TERM INVESTMENTS – 1.0%
Repurchase agreement – 1.0%
Repurchase Agreement with State Street Corp. dated 12-31-20 at 0.000% to be repurchased at $1,987,000 on 1-4-21, collateralized by $2,029,100 U.S. Treasury Bills, 0.000% due 12-30-21 (valued at $2,026,740)	1,987,000	1,987,000
TOTAL SHORT-TERM INVESTMENTS (Cost $1,987,000)		$1,987,000
Total Investments (Short Term Government Income Trust) (Cost $189,237,671) – 99.7%		$193,359,877
Other assets and liabilities, net – 0.3%		567,972
TOTAL NET ASSETS – 100.0%		$193,927,849
Security Abbreviations and Legend
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
Strategic Income Opportunities Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 7.2%
U.S. Government – 7.2%
U.S. Treasury Bonds
2.000%, 02/15/2050	$800,000	$867,031
2.750%, 11/15/2042	1,595,000	1,972,753
3.000%, 02/15/2049	6,200,000	8,162,203
4.375%, 02/15/2038	3,920,000	5,820,894
U.S. Treasury Inflation Protected Securities 0.125%, 01/15/2030	2,226,510	2,482,793

The accompanying notes are an integral part of the financial statements.	90

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes
0.125%, 10/31/2022		$2,250,000	$2,250,264
0.250%, 06/30/2025		1,075,000	1,072,061
1.125%, 02/28/2022		560,000	566,606
2.000%, 11/15/2026		2,215,000	2,410,110
2.375%, 02/29/2024 to 05/15/2029		4,750,000	5,301,361
2.625%, 02/15/2029		1,910,000	2,191,501
			33,097,577
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $28,665,755)			$33,097,577
FOREIGN GOVERNMENT OBLIGATIONS – 18.9%
Australia – 0.4%
Commonwealth of Australia 0.250%, 11/21/2024	AUD	1,615,000	1,248,840
New South Wales Treasury Corp. 1.000%, 02/08/2024		660,000	521,373
			1,770,213
Austria – 0.3%
Republic of Austria 0.500%, 02/20/2029 (A)	EUR	1,105,000	1,462,628
Brazil – 0.4%
Federative Republic of Brazil 10.000%, 01/01/2025	BRL	8,850,000	1,969,903
Canada – 2.3%
Canada Housing Trust No. 1 1.950%, 12/15/2025 (A)	CAD	3,710,000	3,099,624
Export Development Canada 2.400%, 06/07/2021	AUD	430,000	334,687
Government of Canada 1.500%, 09/01/2024	CAD	3,110,000	2,549,057
Province of Ontario
2.900%, 06/02/2028		1,185,000	1,052,648
3.450%, 06/02/2045		1,060,000	1,059,151
Province of Quebec
0.200%, 04/07/2025	EUR	875,000	1,094,588
1.500%, 12/15/2023	GBP	497,000	705,302
3.000%, 09/01/2023	CAD	650,000	546,176
			10,441,233
China – 0.2%
People's Republic of China 1.990%, 04/09/2025	CNY	4,850,000	712,799
Colombia – 0.6%
Republic of Colombia
4.000%, 02/26/2024		$1,480,000	1,600,250
10.000%, 07/24/2024	COP	3,354,500,000	1,192,370
			2,792,620
Greece – 0.5%
Republic of Greece
1.500%, 06/18/2030 (A)	EUR	1,020,000	1,345,297
2.000%, 04/22/2027 (A)		779,000	1,050,542
			2,395,839
India – 0.1%
Republic of India 6.450%, 10/07/2029	INR	33,000,000	466,479
Indonesia – 3.2%
Perusahaan Penerbit SBSN Indonesia III 4.150%, 03/29/2027 (A)		$940,000	1,076,930
Republic of Indonesia
2.150%, 07/18/2024 (A)	EUR	740,000	961,242
2.625%, 06/14/2023 (A)		850,000	1,098,110
3.850%, 10/15/2030		$660,000	766,947
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Indonesia (continued)
Republic of Indonesia (continued)
6.125%, 05/15/2028	IDR	4,075,000,000	$293,895
6.500%, 06/15/2025		33,948,000,000	2,545,361
6.625%, 05/15/2033		6,431,000,000	469,348
7.000%, 09/15/2030		23,300,000,000	1,795,178
7.500%, 08/15/2032 to 05/15/2038		11,864,000,000	927,733
8.125%, 05/15/2024		3,514,000,000	275,665
8.250%, 05/15/2029		4,891,000,000	400,538
8.375%, 03/15/2024 to 09/15/2026		23,452,000,000	1,875,964
8.750%, 05/15/2031		17,423,000,000	1,471,167
9.000%, 03/15/2029		6,709,000,000	569,664
			14,527,742
Ireland – 0.4%
Republic of Ireland 3.400%, 03/18/2024	EUR	1,377,000	1,903,170
Italy – 0.9%
Republic of Italy
1.250%, 02/17/2026 (B)		$742,000	739,596
1.850%, 07/01/2025 (A)	EUR	1,710,000	2,272,867
4.750%, 08/01/2023 (A)		875,000	1,211,859
			4,224,322
Japan – 1.0%
Government of Japan 0.100%, 06/20/2025	JPY	487,900,000	4,770,992
Malaysia – 1.5%
Government of Malaysia
3.733%, 06/15/2028	MYR	1,930,000	522,458
3.828%, 07/05/2034		1,965,000	520,092
3.844%, 04/15/2033		4,313,000	1,145,949
3.882%, 03/14/2025		2,835,000	754,065
3.899%, 11/16/2027		3,370,000	919,067
4.059%, 09/30/2024		3,895,000	1,037,107
4.160%, 07/15/2021		7,083,000	1,783,684
			6,682,422
Mexico – 0.3%
Government of Mexico 7.750%, 05/29/2031	MXN	20,710,000	1,222,764
Norway – 1.1%
Kingdom of Norway
2.000%, 05/24/2023 (A)	NOK	17,125,000	2,076,101
3.750%, 05/25/2021 (A)		24,530,000	2,900,495
			4,976,596
Philippines – 0.7%
Republic of the Philippines
0.875%, 05/17/2027	EUR	1,465,000	1,819,798
6.250%, 01/14/2036	PHP	43,000,000	1,145,311
			2,965,109
Portugal – 1.8%
Republic of Portugal
0.475%, 10/18/2030 (A)	EUR	2,270,000	2,892,053
0.700%, 10/15/2027 (A)		435,000	565,626
3.850%, 04/15/2021 (A)		1,915,000	2,368,989
5.125%, 10/15/2024 (A)		$1,905,000	2,212,848
			8,039,516
Qatar – 0.3%
State of Qatar
4.000%, 03/14/2029 (A)		875,000	1,036,875
4.817%, 03/14/2049 (A)		395,000	538,930
			1,575,805
Saudi Arabia – 0.1%
Kingdom of Saudi Arabia 2.900%, 10/22/2025 (A)		520,000	560,222

The accompanying notes are an integral part of the financial statements.	91

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Singapore – 0.6%
Republic of Singapore
1.750%, 04/01/2022	SGD	2,585,000	$1,992,483
2.375%, 06/01/2025		650,000	534,247
			2,526,730
Spain – 0.5%
Kingdom of Spain
0.250%, 07/30/2024 (A)	EUR	875,000	1,099,047
0.800%, 07/30/2027 (A)		865,000	1,130,905
			2,229,952
Sweden – 0.5%
Kingdom of Sweden 0.125%, 04/24/2023 (A)		1,880,000	2,334,354
United Arab Emirates – 0.8%
Government of Abu Dhabi
0.750%, 09/02/2023 (A)		$560,000	561,400
1.700%, 03/02/2031 (A)		925,000	924,427
2.500%, 04/16/2025 (A)		740,000	790,542
3.125%, 04/16/2030 (A)		730,000	824,316
3.875%, 04/16/2050 (A)		475,000	579,025
			3,679,710
United Kingdom – 0.4%
Government of United Kingdom
0.500%, 07/22/2022	GBP	920,000	1,270,874
3.750%, 09/07/2021		530,000	743,684
			2,014,558
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $81,796,824)			$86,245,678
CORPORATE BONDS – 56.9%
Communication services – 9.8%
Alphabet, Inc. 1.100%, 08/15/2030		$765,000	753,657
Altice Financing SA 7.500%, 05/15/2026 (A)		1,785,000	1,883,711
Altice France SA 7.375%, 05/01/2026 (A)		535,000	563,088
ANGI Group LLC 3.875%, 08/15/2028 (A)		660,000	671,708
CCO Holdings LLC
4.250%, 02/01/2031 (A)		165,000	173,887
4.500%, 08/15/2030 (A)		735,000	780,019
4.750%, 03/01/2030 (A)		1,030,000	1,111,370
5.125%, 05/01/2027 (A)		1,680,000	1,782,799
Cellnex Telecom SA 1.875%, 06/26/2029	EUR	500,000	627,292
Charter Communications Operating LLC
2.800%, 04/01/2031		$230,000	242,965
5.125%, 07/01/2049		1,790,000	2,181,302
5.750%, 04/01/2048		790,000	1,032,134
CSC Holdings LLC
3.375%, 02/15/2031 (A)		385,000	377,781
4.625%, 12/01/2030 (A)		910,000	949,813
5.375%, 02/01/2028 (A)		1,135,000	1,211,613
5.500%, 05/15/2026 to 04/15/2027 (A)		1,925,000	2,031,400
5.750%, 01/15/2030 (A)		2,120,000	2,324,050
5.875%, 09/15/2022		770,000	815,238
6.500%, 02/01/2029 (A)		200,000	225,810
7.500%, 04/01/2028 (A)		1,130,000	1,270,775
DISH DBS Corp. 5.875%, 07/15/2022		1,260,000	1,316,700
GCI LLC 4.750%, 10/15/2028 (A)		400,000	426,620
LCPR Senior Secured Financing DAC 6.750%, 10/15/2027 (A)		1,395,000	1,501,369
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Level 3 Financing, Inc. 4.625%, 09/15/2027 (A)		$165,000	$172,332
Lions Gate Capital Holdings LLC
5.875%, 11/01/2024 (A)		381,000	386,715
6.375%, 02/01/2024 (A)		1,335,000	1,368,375
Match Group Holdings II LLC 4.125%, 08/01/2030 (A)		705,000	731,438
Millicom International Cellular SA 4.500%, 04/27/2031 (A)(B)		530,000	572,400
Netflix, Inc.
3.625%, 06/15/2025 (A)		1,250,000	1,338,425
4.875%, 04/15/2028		40,000	45,108
5.375%, 11/15/2029 (A)		1,110,000	1,308,413
Radiate Holdco LLC 4.500%, 09/15/2026 (A)		1,155,000	1,191,094
Sirius XM Radio, Inc.
4.125%, 07/01/2030 (A)		100,000	106,438
5.375%, 07/15/2026 (A)		565,000	589,013
Sprint Corp. 7.125%, 06/15/2024		165,000	192,949
T-Mobile USA, Inc.
3.750%, 04/15/2027 (A)		625,000	711,750
4.500%, 02/01/2026		605,000	618,513
4.750%, 02/01/2028		165,000	177,357
6.500%, 01/15/2026		795,000	822,825
Total Play Telecomunicaciones SA de CV 7.500%, 11/12/2025 (A)		895,000	893,434
Townsquare Media, Inc. 6.875%, 02/01/2026 (A)		385,000	403,634
TripAdvisor, Inc. 7.000%, 07/15/2025 (A)		795,000	858,600
Verizon Communications, Inc.
1.500%, 09/18/2030		550,000	541,277
4.329%, 09/21/2028		770,000	926,843
Virgin Media Finance PLC 5.000%, 07/15/2030 (A)		720,000	747,000
Virgin Media Secured Finance PLC
4.500%, 08/15/2030 (A)		670,000	700,150
5.500%, 05/15/2029 (A)		200,000	216,750
Vmed O2 UK Financing I PLC
3.250%, 01/31/2031 (A)	EUR	735,000	921,169
4.250%, 01/31/2031 (A)		$1,675,000	1,711,247
VTR Comunicaciones SpA 5.125%, 01/15/2028 (A)		520,000	553,800
VTR Finance NV 6.375%, 07/15/2028 (A)		310,000	338,675
WMG Acquisition Corp. 5.500%, 04/15/2026 (A)		1,585,000	1,636,513
			45,037,338
Consumer discretionary – 5.8%
BMW Finance NV 1.000%, 11/14/2024	EUR	410,000	522,239
Carvana Company 5.875%, 10/01/2028 (A)		$1,190,000	1,235,625
ESH Hospitality, Inc. 5.250%, 05/01/2025 (A)		820,000	840,500
Expedia Group, Inc.
3.800%, 02/15/2028		1,335,000	1,434,182
5.000%, 02/15/2026		302,000	336,961
6.250%, 05/01/2025 (A)		1,040,000	1,205,252
Ford Motor Company 8.500%, 04/21/2023		910,000	1,026,098
Ford Motor Credit Company LLC
2.748%, 06/14/2024	GBP	316,000	431,577

The accompanying notes are an integral part of the financial statements.	92

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Ford Motor Credit Company LLC (continued)
2.979%, 08/03/2022		$415,000	$421,931
3.087%, 01/09/2023		280,000	284,885
3.350%, 11/01/2022		485,000	493,488
3.370%, 11/17/2023		580,000	591,478
3.813%, 10/12/2021		310,000	313,488
4.000%, 11/13/2030		255,000	268,242
4.125%, 08/17/2027		205,000	214,738
4.250%, 09/20/2022		200,000	206,432
4.542%, 08/01/2026		445,000	475,038
Graham Holdings Company 5.750%, 06/01/2026 (A)		865,000	908,250
Hilton Domestic Operating Company, Inc. 4.875%, 01/15/2030		130,000	142,025
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC 5.250%, 06/01/2026 (A)		1,546,000	1,603,975
Lennar Corp. 4.750%, 11/29/2027		1,755,000	2,074,059
MGM Resorts International 4.750%, 10/15/2028		105,000	112,546
New Red Finance, Inc.
3.875%, 01/15/2028 (A)		1,260,000	1,279,870
4.000%, 10/15/2030 (A)		2,414,000	2,448,182
4.250%, 05/15/2024 (A)		759,000	774,180
5.750%, 04/15/2025 (A)		620,000	663,400
Nissan Motor Company, Ltd.
3.522%, 09/17/2025 (A)(B)		585,000	627,151
4.810%, 09/17/2030 (A)		730,000	822,567
Wyndham Hotels & Resorts, Inc. 4.375%, 08/15/2028 (A)		660,000	685,773
Yum! Brands, Inc.
3.625%, 03/15/2031		1,625,000	1,642,599
4.750%, 01/15/2030 (A)		2,173,000	2,382,695
			26,469,426
Consumer staples – 2.9%
Albertsons Companies, Inc. 4.875%, 02/15/2030 (A)		80,000	88,150
Diageo Finance PLC 1.875%, 03/27/2027	EUR	147,000	200,077
JBS Investments II GmbH 7.000%, 01/15/2026 (A)		$960,000	1,036,512
Kraft Heinz Foods Company
3.000%, 06/01/2026		715,000	746,482
3.750%, 04/01/2030 (A)		1,285,000	1,372,672
3.875%, 05/15/2027 (A)		370,000	398,473
3.950%, 07/15/2025		334,000	367,754
4.250%, 03/01/2031 (A)		1,795,000	2,000,440
Lamb Weston Holdings, Inc. 4.875%, 05/15/2028 (A)		35,000	39,069
MARB BondCo PLC 6.875%, 01/19/2025 (A)		605,000	625,425
Molson Coors Beverage Company 1.250%, 07/15/2024	EUR	465,000	584,398
Natura Cosmeticos SA 5.375%, 02/01/2023 (A)		$210,000	215,252
NBM US Holdings, Inc. 7.000%, 05/14/2026 (A)		205,000	223,196
Post Holdings, Inc.
5.000%, 08/15/2026 (A)		1,795,000	1,853,338
5.500%, 12/15/2029 (A)		285,000	311,006
5.625%, 01/15/2028 (A)		1,255,000	1,336,575
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Post Holdings, Inc. (continued)
5.750%, 03/01/2027 (A)		$1,955,000	$2,069,856
			13,468,675
Energy – 5.8%
Aker BP ASA
2.875%, 01/15/2026 (A)		170,000	173,451
3.750%, 01/15/2030 (A)		985,000	1,034,039
4.750%, 06/15/2024 (A)		700,000	724,196
5.875%, 03/31/2025 (A)		155,000	160,564
Apache Corp. 4.375%, 10/15/2028		100,000	104,098
Cenovus Energy, Inc.
4.250%, 04/15/2027		160,000	174,662
5.250%, 06/15/2037		194,000	219,388
5.375%, 07/15/2025		519,000	585,038
5.400%, 06/15/2047		777,000	910,807
6.750%, 11/15/2039		528,000	697,267
Enbridge, Inc.
3.125%, 11/15/2029		990,000	1,087,992
4.250%, 12/01/2026		765,000	894,739
EOG Resources, Inc. 4.375%, 04/15/2030		630,000	765,285
EQT Corp. 3.900%, 10/01/2027		165,000	163,919
Husky Energy, Inc. 3.500%, 02/07/2028	CAD	125,000	102,265
Indika Energy Capital III Pte, Ltd. 5.875%, 11/09/2024 (A)		$1,025,000	1,050,625
Kinder Morgan, Inc.
2.000%, 02/15/2031		475,000	479,745
4.300%, 06/01/2025 to 03/01/2028		690,000	794,706
Medco Oak Tree Pte, Ltd. 7.375%, 05/14/2026 (A)		1,100,000	1,177,086
Pertamina Persero PT
3.650%, 07/30/2029 (A)		295,000	328,188
4.300%, 05/20/2023 (A)		805,000	863,305
Petrobras Global Finance BV
5.093%, 01/15/2030		2,885,000	3,223,988
5.750%, 02/01/2029		720,000	839,520
5.999%, 01/27/2028		255,000	298,480
6.900%, 03/19/2049		1,110,000	1,406,925
Petroleos del Peru SA 5.625%, 06/19/2047 (A)		697,000	852,961
Saudi Arabian Oil Company
2.250%, 11/24/2030 (A)		400,000	407,103
3.500%, 04/16/2029 (A)		985,000	1,094,315
4.250%, 04/16/2039 (A)		740,000	866,603
4.375%, 04/16/2049 (A)		475,000	573,675
Targa Resources Partners LP 5.500%, 03/01/2030		100,000	108,570
TC PipeLines LP 3.900%, 05/25/2027		165,000	185,513
The Williams Companies, Inc.
3.500%, 11/15/2030		80,000	90,557
3.750%, 06/15/2027		705,000	804,131
TransCanada PipeLines, Ltd.
4.100%, 04/15/2030		1,310,000	1,546,942
4.250%, 05/15/2028		445,000	525,392
Transcontinental Gas Pipe Line Company LLC 3.250%, 05/15/2030		80,000	89,599
Valero Energy Corp.
2.850%, 04/15/2025		610,000	649,551
3.400%, 09/15/2026		470,000	515,207
			26,570,397

The accompanying notes are an integral part of the financial statements.	93

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials – 12.4%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%) 05/15/2058		$1,700,000	$2,487,489
Asian Development Bank 5.000%, 03/09/2022	AUD	940,000	766,132
Banco Actinver SA
4.800%, 12/18/2032 (A)		$215,000	156,345
9.500%, 12/18/2032 (A)	MXN	12,100,000	450,143
Bank of America Corp. 6.110%, 01/29/2037		$1,015,000	1,476,829
Bank of America Corp. (1.197% to 10-24-25, then SOFR + 1.010%) 10/24/2026		1,190,000	1,205,574
Bank of America Corp. (1.319% to 6-19-25, then SOFR + 1.150%) 06/19/2026		1,280,000	1,307,031
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%) 04/29/2031		845,000	905,494
Bank of America Corp. (2.884% to 10-22-29, then 3 month LIBOR + 1.190%) 10/22/2030		475,000	521,331
Bank of America NA 6.000%, 10/15/2036		320,000	478,125
Berkshire Hathaway Finance Corp. 2.375%, 06/19/2039	GBP	610,000	982,565
Berkshire Hathaway, Inc., Zero Coupon 0.000%, 03/12/2025	EUR	975,000	1,197,788
BNG Bank NV 0.250%, 06/07/2024		395,000	495,281
BNP Paribas SA (6.625% to 3-25-24, then 5 Year U.S. Swap Rate + 4.149%) 03/25/2024 (A)(C)		$200,000	218,250
Chubb INA Holdings, Inc. 0.300%, 12/15/2024	EUR	875,000	1,083,674
Citigroup, Inc. 4.125%, 07/25/2028		$670,000	783,463
Citigroup, Inc. (1.678% to 5-15-23, then SOFR + 1.667%) 05/15/2024		970,000	999,146
Citigroup, Inc. (3 month BBSW + 1.550%) 1.579%, 05/04/2021 (D)	AUD	1,487,000	1,151,023
Citigroup, Inc. (Greater of 3 month EURIBOR + 0.500% or 0.000%) 0.000%, 03/21/2023 (D)	EUR	920,000	1,130,369
Credit Agricole SA (6.875% to 9-23-24, then 5 Year U.S. Swap Rate + 4.319%) 09/23/2024 (A)(C)		$205,000	227,421
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) 01/23/2024 (A)(C)		825,000	936,375
Credit Suisse Group AG (6.375% to 8-21-26, then 5 Year CMT + 4.822%) 08/21/2026 (A)(C)		855,000	952,256
Credit Suisse Group AG (7.500% to 7-17-23, then 5 Year U.S. Swap Rate + 4.600%) 07/17/2023 (A)(C)		205,000	223,450
DB Insurance Company, Ltd.
3.512%, 05/25/2024	KRW	1,000,000,000	957,432
3.865%, 05/25/2027		1,000,000,000	984,806
Deutsche Bank AG (6.000% to 10-30-25, then 5 Year CMT + 4.524%) 10/30/2025 (C)		$1,800,000	1,800,000
European Financial Stability Facility
0.125%, 10/17/2023	EUR	1,315,000	1,640,314
1.875%, 05/23/2023		380,000	492,637
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
European Investment Bank 1.500%, 05/12/2022	NOK	9,790,000	$1,157,744
European Investment Bank (SONIA + 0.350%) 0.398%, 06/29/2023 (D)	GBP	550,000	755,769
First Horizon Bank 5.750%, 05/01/2030		$1,000,000	1,163,749
GE Capital Funding LLC 4.400%, 05/15/2030 (A)		780,000	919,018
Icahn Enterprises LP 5.250%, 05/15/2027		100,000	107,200
International Bank for Reconstruction & Development
1.900%, 01/16/2025	CAD	1,390,000	1,151,476
2.800%, 01/13/2021	AUD	1,185,000	914,040
3.375%, 01/25/2022	NZD	1,327,000	984,934
3.500%, 01/22/2021		1,130,000	814,152
4.625%, 10/06/2021		1,310,000	972,657
7.450%, 08/20/2021	IDR	6,855,000,000	498,097
International Finance Corp. 0.375%, 09/10/2025	NZD	1,240,000	878,239
JPMorgan Chase & Co. (2.956% to 5-13-30, then SOFR + 2.515%) 05/13/2031		$810,000	887,951
KfW 2.125%, 08/15/2023	EUR	1,470,000	1,927,172
MSCI, Inc.
3.625%, 09/01/2030 (A)		$350,000	365,750
3.875%, 02/15/2031 (A)		765,000	808,988
4.000%, 11/15/2029 (A)		425,000	452,625
4.750%, 08/01/2026 (A)		275,000	286,685
National Bank of Canada 2.150%, 10/07/2022 (A)		690,000	711,090
Nordea Eiendomskreditt AS (3 month NIBOR + 0.300%) 0.650%, 06/21/2023 (D)	NOK	7,000,000	819,476
Nordea Eiendomskreditt AS (3 month NIBOR + 0.340%) 0.740%, 06/19/2024 (D)		12,000,000	1,406,677
Nordic Investment Bank 1.500%, 01/24/2022		5,000,000	589,775
Popular, Inc. 6.125%, 09/14/2023		$1,625,000	1,755,000
QNB Finance, Ltd. 3.500%, 03/28/2024		330,000	353,899
Societe Generale SA (8.000% to 9-29-25, then 5 Year ICE Swap Rate + 5.873%) 09/29/2025 (A)(C)		660,000	774,675
Swiss Insured Brazil Power Finance Sarl 9.850%, 07/16/2032 (A)	BRL	8,517,505	1,865,285
The Goldman Sachs Group, Inc.
1.375%, 05/15/2024	EUR	983,000	1,239,407
2.000%, 11/01/2028		208,000	287,985
3.375%, 03/27/2025		187,000	260,091
U.S. Bancorp 0.850%, 06/07/2024		3,025,000	3,818,871
Wells Fargo & Company 3.250%, 04/27/2022	AUD	1,120,000	892,643
Wells Fargo & Company (3 month BBSW + 1.320%) 1.376%, 07/27/2021 (D)		935,000	724,508
			56,556,371
Health care – 5.3%
Allergan Funding SCS
1.250%, 06/01/2024	EUR	520,000	637,774
2.625%, 11/15/2028		300,000	395,348

The accompanying notes are an integral part of the financial statements.	94

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Bausch Health Companies, Inc.
5.000%, 01/30/2028 to 02/15/2029 (A)		$1,805,000	$1,859,633
5.250%, 01/30/2030 to 02/15/2031 (A)		3,010,000	3,152,308
5.500%, 11/01/2025 (A)		395,000	409,335
6.250%, 02/15/2029 (A)		980,000	1,064,525
9.000%, 12/15/2025 (A)		510,000	564,101
Becton Dickinson Euro Finance Sarl 1.208%, 06/04/2026	EUR	745,000	951,224
Centene Corp.
3.000%, 10/15/2030		$1,310,000	1,388,469
3.375%, 02/15/2030		960,000	1,010,006
4.625%, 12/15/2029		100,000	111,021
DH Europe Finance II Sarl 0.450%, 03/18/2028	EUR	1,630,000	2,027,496
HCA, Inc.
3.500%, 09/01/2030		$3,998,000	4,245,960
4.125%, 06/15/2029		1,375,000	1,594,363
5.375%, 02/01/2025		1,890,000	2,125,362
Rede D'or Finance Sarl 4.500%, 01/22/2030 (A)		700,000	729,750
Thermo Fisher Scientific, Inc.
0.500%, 03/01/2028	EUR	650,000	815,293
0.750%, 09/12/2024		282,000	354,573
1.400%, 01/23/2026		468,000	611,566
			24,048,107
Industrials – 4.6%
Adani Ports & Special Economic Zone, Ltd.
3.950%, 01/19/2022 (A)		$496,000	507,085
4.200%, 08/04/2027 (A)		370,000	396,292
AECOM
5.125%, 03/15/2027		835,000	929,213
5.875%, 10/15/2024		1,140,000	1,271,419
Airbus SE 1.625%, 06/09/2030	EUR	255,000	341,877
American Airlines Group, Inc. 5.000%, 06/01/2022 (A)		$810,000	728,198
BOC Aviation, Ltd. 2.750%, 09/18/2022 (A)		990,000	1,010,156
BOC Aviation, Ltd. (3 month LIBOR + 1.050%) 1.264%, 05/02/2021 (A)(D)		285,000	284,459
Builders FirstSource, Inc. 6.750%, 06/01/2027 (A)		195,000	211,518
Cimpress PLC 7.000%, 06/15/2026 (A)		975,000	1,024,969
CoStar Group, Inc. 2.800%, 07/15/2030 (A)		555,000	576,352
Delta Air Lines 2020-1 Class A Pass Through Trust 2.500%, 06/10/2028		515,603	489,567
Delta Air Lines 2020-1 Class AA Pass Through Trust 2.000%, 06/10/2028		533,557	532,213
Delta Air Lines, Inc.
2.900%, 10/28/2024		540,000	532,689
3.400%, 04/19/2021		535,000	538,496
4.500%, 10/20/2025 (A)		320,000	341,983
4.750%, 10/20/2028 (A)		1,225,000	1,336,608
7.000%, 05/01/2025 (A)		1,075,000	1,240,917
7.375%, 01/15/2026		165,000	188,442
HC2 Holdings, Inc. 11.500%, 12/01/2021 (A)		503,000	500,485
Indian Railway Finance Corp., Ltd. 3.249%, 02/13/2030 (A)		645,000	685,442
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Johnson Controls International PLC 0.375%, 09/15/2027	EUR	240,000	$297,024
JSL Europe SA 7.750%, 07/26/2024 (A)		$360,000	379,354
Owens Corning 3.950%, 08/15/2029		530,000	610,953
Prime Security Services Borrower LLC 3.375%, 08/31/2027 (A)		105,000	104,213
The Boeing Company
5.040%, 05/01/2027		1,035,000	1,209,537
5.150%, 05/01/2030		1,010,000	1,222,272
Uber Technologies, Inc. 8.000%, 11/01/2026 (A)		1,110,000	1,208,513
United Airlines 2020-1 Class A Pass Through Trust 5.875%, 10/15/2027		765,000	824,288
United Rentals North America, Inc.
3.875%, 02/15/2031		135,000	141,622
4.000%, 07/15/2030		660,000	694,650
4.875%, 01/15/2028		530,000	564,450
			20,925,256
Information technology – 1.9%
Apple, Inc. 0.875%, 05/24/2025	EUR	865,000	1,105,538
Broadcom, Inc.
4.150%, 11/15/2030		$990,000	1,144,404
4.750%, 04/15/2029		1,462,000	1,747,551
Camelot Finance SA 4.500%, 11/01/2026 (A)		385,000	401,844
CDW LLC 4.250%, 04/01/2028		165,000	174,200
Dell International LLC
4.900%, 10/01/2026 (A)		160,000	188,889
8.350%, 07/15/2046 (A)		728,000	1,099,939
Fidelity National Information Services, Inc.
1.000%, 12/03/2028	EUR	425,000	544,630
1.500%, 05/21/2027		820,000	1,079,685
Fiserv, Inc. 1.125%, 07/01/2027		290,000	374,996
Gartner, Inc. 3.750%, 10/01/2030 (A)		$25,000	26,250
j2 Global, Inc. 4.625%, 10/15/2030 (A)		340,000	358,700
SS&C Technologies, Inc. 5.500%, 09/30/2027 (A)		645,000	688,873
			8,935,499
Materials – 3.0%
ArcelorMittal SA 4.550%, 03/11/2026		100,000	112,329
Ardagh Packaging Finance PLC 4.125%, 08/15/2026 (A)		205,000	214,225
Ball Corp.
2.875%, 08/15/2030		520,000	518,700
4.000%, 11/15/2023		1,345,000	1,432,425
4.875%, 03/15/2026		1,035,000	1,169,033
5.250%, 07/01/2025		1,375,000	1,569,191
Berry Global, Inc. 5.625%, 07/15/2027 (A)		590,000	634,434
Braskem Netherlands Finance BV
4.500%, 01/10/2028 (A)		360,000	378,972
5.875%, 01/31/2050 (A)		325,000	335,972
Crown Americas LLC
4.250%, 09/30/2026		100,000	110,215
4.500%, 01/15/2023		712,000	751,253

The accompanying notes are an integral part of the financial statements.	95

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Crown Cork & Seal Company, Inc. 7.375%, 12/15/2026		$936,000	$1,139,580
CSN Islands XI Corp. 6.750%, 01/28/2028 (A)		855,000	925,538
Ecolab, Inc. 1.000%, 01/15/2024	EUR	330,000	415,589
Freeport-McMoRan, Inc. 4.625%, 08/01/2030		$100,000	109,750
FS Luxembourg Sarl 10.000%, 12/15/2025 (A)		630,000	682,290
Indonesia Asahan Aluminium Persero PT 4.750%, 05/15/2025 (A)		1,090,000	1,202,815
NOVA Chemicals Corp. 5.250%, 06/01/2027 (A)		100,000	106,552
Reynolds Group Issuer, Inc. 4.000%, 10/15/2027 (A)		1,285,000	1,317,125
St. Mary's Cement, Inc. 5.750%, 01/28/2027 (A)		415,000	483,479
Standard Industries, Inc.
3.375%, 01/15/2031 (A)		255,000	256,275
5.000%, 02/15/2027 (A)		90,000	94,050
			13,959,792
Real estate – 1.8%
American Tower Corp.
0.500%, 01/15/2028	EUR	270,000	331,836
1.950%, 05/22/2026		305,000	405,987
Crown Castle International Corp.
2.250%, 01/15/2031		$215,000	222,885
3.800%, 02/15/2028		1,240,000	1,428,551
Equinix, Inc.
1.000%, 09/15/2025		605,000	606,545
2.150%, 07/15/2030		771,000	783,785
3.200%, 11/18/2029		555,000	611,422
MGM Growth Properties Operating Partnership LP 4.625%, 06/15/2025 (A)		105,000	112,455
SBA Communications Corp.
3.875%, 02/15/2027		2,090,000	2,194,500
4.875%, 09/01/2024		87,000	89,239
VICI Properties LP
4.125%, 08/15/2030 (A)		895,000	944,789
4.625%, 12/01/2029 (A)		385,000	411,950
			8,143,944
Utilities – 3.6%
Adani Green Energy UP, Ltd. 6.250%, 12/10/2024 (A)		460,000	510,025
DPL, Inc. 4.125%, 07/01/2025 (A)		1,330,000	1,435,828
E.ON SE 0.375%, 09/29/2027	EUR	315,000	395,352
EDP Finance BV 0.375%, 09/16/2026		130,000	161,177
Engie SA 0.375%, 06/21/2027		300,000	374,193
FirstEnergy Corp.
3.900%, 07/15/2027		$890,000	980,678
7.375%, 11/15/2031		1,390,000	1,981,019
Greenko Dutch BV 5.250%, 07/24/2024 (A)		975,000	1,009,125
Greenko Solar Mauritius, Ltd. 5.550%, 01/29/2025 (A)		430,000	445,039
Israel Electric Corp., Ltd.
5.000%, 11/12/2024 (A)		295,000	332,925
6.875%, 06/21/2023 (A)		390,000	442,520
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
NRG Energy, Inc.
3.625%, 02/15/2031 (A)		$1,495,000	$1,538,056
5.250%, 06/15/2029 (A)		905,000	995,500
5.750%, 01/15/2028		10,000	10,925
6.625%, 01/15/2027		1,880,000	1,985,355
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.125%, 05/15/2027 (A)		1,440,000	1,591,200
Vistra Operations Company LLC
3.550%, 07/15/2024 (A)		1,050,000	1,136,902
5.000%, 07/31/2027 (A)		375,000	397,500
5.625%, 02/15/2027 (A)		663,000	705,193
			16,428,512
TOTAL CORPORATE BONDS (Cost $245,389,076)			$260,543,317
CONVERTIBLE BONDS – 3.0%
Communication services – 0.6%
DISH Network Corp. 3.375%, 08/15/2026		430,000	409,890
Liberty Broadband Corp.
1.250%, 09/30/2050 (A)		810,000	817,704
2.750%, 09/30/2050 (A)		420,000	449,300
Liberty Media Corp. 0.500%, 12/01/2050 (A)		340,000	360,613
Sabre GLBL, Inc. 4.000%, 04/15/2025 (A)		415,000	744,718
			2,782,225
Consumer discretionary – 0.5%
Burlington Stores, Inc. 2.250%, 04/15/2025 (A)		705,000	976,610
Sony Corp., Zero Coupon 0.000%, 09/30/2022	JPY	62,000,000	1,239,039
			2,215,649
Energy – 0.3%
BP Capital Markets PLC 1.000%, 04/28/2023	GBP	800,000	1,136,264
Industrials – 1.0%
Air Canada 4.000%, 07/01/2025 (A)		$90,000	132,750
American Airlines Group, Inc. 6.500%, 07/01/2025		1,395,000	1,748,727
Southwest Airlines Company 1.250%, 05/01/2025		575,000	835,188
Uber Technologies, Inc., Zero Coupon 0.000%, 12/15/2025 (A)		1,965,000	2,010,271
			4,726,936
Information technology – 0.2%
Avaya Holdings Corp. 2.250%, 06/15/2023		1,055,000	1,098,954
Utilities – 0.4%
NRG Energy, Inc. 2.750%, 06/01/2048		1,435,000	1,630,591
TOTAL CONVERTIBLE BONDS (Cost $12,348,147)			$13,590,619
CAPITAL PREFERRED SECURITIES – 1.3%
Financials – 1.3%
First Maryland Capital I (3 month LIBOR + 1.000%) 1.237%, 01/15/2027 (D)		1,046,000	998,620

The accompanying notes are an integral part of the financial statements.	96

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
CAPITAL PREFERRED SECURITIES (continued)
Financials (continued)
First Maryland Capital II (3 month LIBOR + 0.850%) 1.064%, 02/01/2027 (D)	$1,220,000	$1,143,853
USB Capital IX (Greater of 3 month LIBOR + 1.020% or 3.500%) 3.500%, 02/01/2021 (C)(D)	1,631,000	1,602,458
Wachovia Capital Trust III (Greater of 3 month LIBOR + 0.930% or 5.570%) 5.570%, 02/01/2021 (C)(D)	1,942,000	1,966,527
		5,711,458
TOTAL CAPITAL PREFERRED SECURITIES (Cost $5,467,085)		$5,711,458
COLLATERALIZED MORTGAGE OBLIGATIONS – 1.5%
Commercial and residential – 1.4%
Arroyo Mortgage Trust
Series 2019-1, Class A1, 3.805%, 01/25/2049 (A)(E)	766,262	789,971
Series 2019-2, Class A1, 3.347%, 04/25/2049 (A)(E)	1,105,868	1,139,350
Series 2019-3, Class A1, 2.962%, 10/25/2048 (A)(E)	611,860	630,787
BX Commercial Mortgage Trust
Series 2019-XL, Class A (1 month LIBOR + 0.920%), 1.079%, 10/15/2036 (A)(D)	1,623,299	1,626,326
Series 2020-BXLP, Class A (1 month LIBOR + 0.800%), 0.959%, 12/15/2036 (A)(D)	689,369	689,583
CSMC Trust Series 2019-NQM1, Class A1 2.656%, 10/25/2059 (A)	488,609	501,153
DBGS Mortgage Trust Series 2018-BIOD, Class B (1 month LIBOR + 0.888%) 1.047%, 05/15/2035 (A)(D)	863,169	862,900
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO, 0.350%, 05/19/2047 (A)	4,766,486	49,407
Series 2007-4, Class ES IO, 0.350%, 07/19/2047	5,340,879	70,841
Series 2007-6, Class ES IO, 0.343%, 08/19/2037 (A)	4,919,179	68,687
Morgan Stanley Mortgage Loan Trust Series 2004-9, Class 1A 5.441%, 11/25/2034 (E)	106,121	115,548
		6,544,553
U.S. Government Agency – 0.1%
Federal Home Loan Mortgage Corp. Series 2017-DNA3, Class M1 (1 month LIBOR + 0.750%) 0.898%, 03/25/2030 (D)	189,076	189,329
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,431,269)		$6,733,882
ASSET BACKED SECURITIES – 2.5%
AMSR Trust Series 2019-SFR1, Class A 2.774%, 01/19/2039 (A)	1,665,000	1,761,410
Bravo Mortgage Asset Trust Series 2006-1A, Class A2 (1 month LIBOR + 0.240%) 0.388%, 07/25/2036 (A)(D)	172,443	171,904
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
DB Master Finance LLC
Series 2017-1A, Class A2I 3.629%, 11/20/2047 (A)	$505,700	$519,136
Series 2019-1A, Class A2I 3.787%, 05/20/2049 (A)	888,750	910,738
Series 2019-1A, Class A2II 4.021%, 05/20/2049 (A)	478,938	504,455
Discover Card Execution Note Trust Series 2019-A1, Class A1 3.040%, 07/15/2024	295,000	303,722
Domino's Pizza Master Issuer LLC
Series 2015-1A, Class A2II 4.474%, 10/25/2045 (A)	866,538	915,748
Series 2017-1A, Class A2I (3 month LIBOR + 1.250%) 1.465%, 07/25/2047 (A)(D)	1,168,850	1,169,995
FirstKey Homes Trust Series 2020-SFR2, Class A 1.266%, 10/19/2037 (A)	385,000	386,642
Home Partners of America Trust Series 2018-1, Class D (1 month LIBOR + 1.450%) 1.603%, 07/17/2037 (A)(D)	590,000	585,292
Home Partners of America Trust Series 2019-1, Class B 3.157%, 09/17/2039 (A)	404,057	420,122
Jack In The Box Funding LLC Series 2019-1A, Class A2II 4.476%, 08/25/2049 (A)	590,538	621,245
Mill City Mortgage Loan Trust Series 2018-3, Class A1 3.479%, 08/25/2058 (A)(E)	1,282,932	1,353,343
MVW Owner Trust Series 2018-1A, Class A 3.450%, 01/21/2036 (A)	307,618	319,698
Taco Bell Funding LLC Series 2016-1A, Class A23 4.970%, 05/25/2046 (A)	1,505,400	1,623,574
TOTAL ASSET BACKED SECURITIES (Cost $11,086,437)		$11,567,024
COMMON STOCKS – 2.5%
Communication services – 0.0%
Vertis Holdings, Inc. (F)(G)	8,371	0
Consumer discretionary – 0.1%
Lennar Corp., A Shares	7,508	572,335
Energy – 0.1%
Canadian Natural Resources, Ltd.	9,233	221,885
Suncor Energy, Inc.	12,958	217,341
TC Energy Corp.	5,086	206,772
		645,998
Financials – 1.0%
Citigroup, Inc.	11,565	713,098
Citizens Financial Group, Inc.	19,975	714,306
Huntington Bancshares, Inc.	55,150	696,545
Regions Financial Corp.	44,775	721,773
The Goldman Sachs Group, Inc.	2,820	743,662
U.S. Bancorp	8,802	410,085
Wells Fargo & Company	23,550	710,739
		4,710,208
Industrials – 0.5%
HC2 Holdings, Inc. (B)(G)	88,710	289,195
The Boeing Company	8,665	1,854,816
		2,144,011

The accompanying notes are an integral part of the financial statements.	97

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate – 0.4%
Americold Realty Trust	13,451	$502,126
RioCan Real Estate Investment Trust	96,737	1,272,955
		1,775,081
Utilities – 0.4%
Dominion Energy, Inc.	18,000	1,805,940
TOTAL COMMON STOCKS (Cost $12,562,942)		$11,653,573
PREFERRED SECURITIES – 4.4%
Communication services – 0.1%
2020 Cash Mandatory Exchangeable Trust, 5.250% (A)	475	569,368
Financials – 0.6%
U.S. Bancorp (Greater of 3 month LIBOR + 1.020% or 3.500%), 3.500% (D)	1,304	1,259,651
Valley National Bancorp (5.500% to 9-30-22, then 3 month LIBOR + 3.578%)	22,825	598,015
Wells Fargo & Company (5.850% to 9-15-23, then 3 month LIBOR + 3.090%)	27,605	741,194
		2,598,860
Health care – 0.3%
Becton, Dickinson and Company, 6.000% (B)	10,850	598,161
Danaher Corp., 5.000% (B)	680	884,748
		1,482,909
Industrials – 0.8%
Fortive Corp., 5.000%	2,450	2,460,293
Stanley Black & Decker, Inc., 5.250%	10,400	1,163,136
		3,623,429
Information technology – 0.3%
Broadcom, Inc., 8.000%	840	1,194,875
Utilities – 2.3%
American Electric Power Company, Inc., 6.125%	32,350	1,610,707
CenterPoint Energy, Inc., 7.000%	22,000	897,600
DTE Energy Company, 6.250%	30,150	1,451,421
NextEra Energy, Inc., 4.872%	33,550	1,986,160
NextEra Energy, Inc., 5.279%	37,350	1,898,874
NextEra Energy, Inc., 6.219%	17,400	893,838
The Southern Company, 6.750%	33,300	1,728,270
		10,466,870
TOTAL PREFERRED SECURITIES (Cost $18,935,827)		$19,936,311
PURCHASED OPTIONS – 0.0%
Calls – 0.0%
Over the Counter Option on the GBP vs. NZD (Expiration Date: 12-3-21; Strike Price: GBP 2.02; Counterparty: Citibank, N.A.) (G)(H)	6,055,000	8,951
TOTAL PURCHASED OPTIONS (Cost $91,449)		$8,951
SHORT-TERM INVESTMENTS – 1.0%
Short-term funds – 0.6%
John Hancock Collateral Trust, 0.1386% (I)(J)	291,763	2,919,409
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement – 0.4%
Repurchase Agreement with State Street Corp. dated 12-31-20 at 0.000% to be repurchased at $1,793,000 on 1-4-21, collateralized by $1,831,000 U.S. Treasury Bills, 0.000% due 12-30-21 (valued at $1,828,871)	$1,793,000	$1,793,000
TOTAL SHORT-TERM INVESTMENTS (Cost $4,712,623)		$4,712,409
Total Investments (Strategic Income Opportunities Trust) (Cost $427,487,434) – 99.2%		$453,800,799
Other assets and liabilities, net – 0.8%		3,550,470
TOTAL NET ASSETS – 100.0%		$457,351,269
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
Security Abbreviations and Legend
BBSW	Bank Bill Swap Rate
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $180,824,508 or 39.5% of the fund's net assets as of 12-31-20.
(B)	All or a portion of this security is on loan as of 12-31-20.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(G)	Non-income producing security.
(H)	For this type of option, notional amounts are equivalent to number of contracts.

The accompanying notes are an integral part of the financial statements.	98

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
(I)	The rate shown is the annualized seven-day yield as of 12-31-20.
Strategic Income Opportunities Trust (continued)
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro-BTP Italian Government Bond Futures	3	Long	Mar 2021	$556,306	$557,109	$803
10-Year U.S. Treasury Note Futures	132	Short	Mar 2021	(18,204,752)	(18,226,299)	(21,547)
German Euro BUND Futures	3	Short	Mar 2021	(653,018)	(651,042)	1,976
U.S. Treasury Long Bond Futures	184	Short	Mar 2021	(32,025,819)	(31,866,500)	159,319
						$140,551
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	2,882,500	NZD	3,109,872	ANZ	1/27/2021	—	$(15,028)
AUD	5,470,000	NZD	5,962,299	HUS	1/27/2021	—	(72,282)
AUD	3,634,939	USD	2,567,455	ANZ	1/27/2021	$235,623	—
AUD	4,921,297	USD	3,484,155	GSI	1/27/2021	310,896	—
AUD	890,353	USD	632,001	JPM	1/27/2021	54,593	—
BRL	9,789,253	USD	1,764,210	SSB	1/27/2021	120,099	—
CAD	5,767,500	JPY	456,079,710	JPM	1/27/2021	113,214	—
CAD	5,767,500	JPY	457,232,450	MSCS	1/27/2021	102,047	—
CAD	3,795,223	NZD	4,320,000	CIBC	1/27/2021	—	(126,816)
CAD	1,268,311	NZD	1,438,750	CITI	1/27/2021	—	(38,829)
CAD	7,743,285	NZD	8,682,719	JPM	1/27/2021	—	(164,290)
CAD	2,501,359	NZD	2,872,500	NAB	1/27/2021	—	(101,767)
CAD	1,269,720	NZD	1,438,750	SSB	1/27/2021	—	(37,723)
CAD	11,539,714	USD	8,736,250	CIBC	1/27/2021	330,340	—
CAD	3,883,358	USD	2,933,750	CITI	1/27/2021	117,349	—
CAD	3,844,679	USD	2,963,466	GSI	1/27/2021	57,244	—
CAD	6,832,517	USD	5,183,365	JPM	1/27/2021	184,847	—
CAD	3,792,926	USD	2,878,750	RBC	1/27/2021	101,298	—
CAD	20,275,929	USD	15,483,510	SSB	1/27/2021	447,001	—
EUR	8,075,213	USD	9,701,664	CITI	1/27/2021	168,770	—
EUR	8,387,701	USD	9,922,325	GSI	1/27/2021	330,066	—
EUR	7,270,012	USD	8,568,485	HUS	1/27/2021	317,742	—
EUR	8,381,952	USD	9,882,359	JPM	1/27/2021	363,005	—
EUR	12,047,703	USD	14,227,617	MSCS	1/27/2021	498,441	—
EUR	12,308,531	USD	14,542,640	SSB	1/27/2021	502,231	—
EUR	2,080,065	USD	2,448,982	UBS	1/27/2021	93,508	—
GBP	1,440,000	CAD	2,453,038	HUS	1/27/2021	42,240	—
GBP	1,440,000	CAD	2,450,376	MSCS	1/27/2021	44,332	—
GBP	1,468,750	NZD	2,860,264	CITI	1/27/2021	—	(49,363)
GBP	2,891,600	NZD	5,628,900	JPM	1/27/2021	—	(95,571)
GBP	7,374,952	USD	9,655,950	CITI	1/27/2021	431,129	—
GBP	5,800,000	USD	7,574,357	GSI	1/27/2021	358,583	—
GBP	5,373,905	USD	6,956,326	HUS	1/27/2021	393,824	—
GBP	3,200,000	USD	4,202,626	JPM	1/27/2021	174,168	—
GBP	4,966,190	USD	6,552,647	SSB	1/27/2021	239,851	—
GBP	6,435,672	USD	8,538,611	UBS	1/27/2021	263,769	—
JPY	459,482,460	CAD	5,767,500	MSCS	1/27/2021	—	(80,251)
JPY	114,277,929	CAD	1,435,936	RBC	1/27/2021	—	(21,137)
JPY	342,686,646	CAD	4,307,807	SSB	1/27/2021	—	(64,838)
JPY	626,302,600	USD	6,070,000	BOA	1/27/2021	—	(2,753)
JPY	614,293,319	USD	5,868,333	CITI	1/27/2021	82,575	—
JPY	153,826,020	USD	1,467,083	HUS	1/27/2021	23,092	—
JPY	30,414,176	USD	290,000	JPM	1/27/2021	4,634	—
JPY	151,187,046	USD	1,443,750	SCB	1/27/2021	20,860	—
JPY	152,024,868	USD	1,443,750	SSB	1/27/2021	28,977	—
JPY	10,420,300	USD	99,783	UBS	1/27/2021	1,163	—
The accompanying notes are an integral part of the financial statements.	99

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
MXN	32,702,128	USD	1,510,036	UBS	1/21/2021	$130,291	—
MXN	15,981,631	USD	733,480	GSI	1/27/2021	67,627	—
MXN	30,017,874	USD	1,462,500	SSB	1/27/2021	42,197	—
NOK	8,521,716	USD	912,000	JPM	1/27/2021	81,864	—
NOK	14,037,983	USD	1,466,250	MSCS	1/27/2021	170,961	—
NOK	14,190,933	USD	1,520,000	SSB	1/27/2021	135,049	—
NZD	3,120,117	AUD	2,878,947	ANZ	1/27/2021	25,138	—
NZD	1,435,000	CAD	1,240,215	ANZ	1/27/2021	58,206	—
NZD	4,312,500	CAD	3,764,368	CITI	1/27/2021	145,661	—
NZD	2,872,500	CAD	2,482,370	SCB	1/27/2021	116,687	—
NZD	2,834,780	GBP	1,445,800	CIBC	1/27/2021	62,415	—
NZD	2,825,954	GBP	1,445,800	JPM	1/27/2021	56,064	—
NZD	2,976,271	USD	1,954,588	ANZ	1/27/2021	187,135	—
NZD	1,052,189	USD	694,911	CIBC	1/27/2021	62,244	—
NZD	2,723,735	USD	1,854,268	CITI	1/27/2021	105,730	—
NZD	15,801,167	USD	10,629,079	GSI	1/27/2021	741,429	—
NZD	1,443,333	USD	1,012,965	UBS	1/27/2021	25,657	—
SGD	2,870,831	USD	2,092,065	CITI	1/27/2021	80,222	—
SGD	5,806,210	USD	4,267,134	GSI	1/27/2021	126,281	—
SGD	8,125,909	USD	5,951,045	HUS	1/27/2021	197,627	—
SGD	2,511,477	USD	1,874,784	JPM	1/27/2021	25,588	—
SGD	3,772,009	USD	2,735,816	MSCS	1/27/2021	118,369	—
SGD	1,635,087	USD	1,214,154	RBC	1/27/2021	23,076	—
SGD	2,866,953	USD	2,092,065	UBS	1/27/2021	77,287	—
USD	10,696,426	AUD	14,831,548	ANZ	1/27/2021	—	$(740,903)
USD	1,035,015	AUD	1,443,421	CITI	1/27/2021	—	(78,077)
USD	3,191,978	AUD	4,438,404	MSCS	1/27/2021	—	(230,692)
USD	1,354,688	AUD	1,840,246	UBS	1/27/2021	—	(64,415)
USD	1,838,875	BRL	9,789,253	SSB	1/27/2021	—	(45,433)
USD	4,320,000	CAD	5,713,559	CIBC	1/27/2021	—	(169,062)
USD	7,224,375	CAD	9,436,999	CITI	1/27/2021	—	(190,142)
USD	1,456,042	CAD	1,863,777	GSI	1/27/2021	—	(8,302)
USD	1,496,591	CAD	1,934,366	HUS	1/27/2021	—	(23,213)
USD	1,496,591	CAD	1,932,088	NAB	1/27/2021	—	(21,423)
USD	5,834,792	CAD	7,644,436	RBC	1/27/2021	—	(171,334)
USD	6,746,953	CAD	8,818,795	SSB	1/27/2021	—	(181,849)
USD	4,466,591	CAD	5,838,666	TD	1/27/2021	—	(120,766)
USD	2,912,083	CAD	3,818,880	UBS	1/27/2021	—	(88,357)
USD	80,653	EUR	68,089	BMO	1/27/2021	—	(2,573)
USD	244,526	EUR	205,800	CIBC	1/27/2021	—	(7,026)
USD	15,025,456	EUR	12,717,785	CITI	1/27/2021	—	(519,652)
USD	24,063,711	EUR	20,243,115	GSI	1/27/2021	—	(679,703)
USD	4,918,085	EUR	4,173,870	HUS	1/27/2021	—	(183,688)
USD	463,433	EUR	392,142	JPM	1/27/2021	—	(15,887)
USD	22,157,096	EUR	18,587,334	MSCS	1/27/2021	—	(562,435)
USD	1,789,157	EUR	1,455,250	SCB	1/27/2021	10,387	—
USD	12,758,401	EUR	10,701,964	SSB	1/27/2021	—	(322,744)
USD	4,900,392	EUR	4,147,504	UBS	1/27/2021	—	(169,154)
USD	6,842,646	GBP	5,116,127	CITI	1/27/2021	—	(154,929)
USD	6,534,078	GBP	4,989,394	HUS	1/27/2021	—	(290,158)
USD	1,524,871	GBP	1,155,000	JPM	1/27/2021	—	(54,878)
USD	3,952,504	GBP	2,994,000	MSCS	1/27/2021	—	(142,535)
USD	3,735,984	GBP	2,890,000	RBC	1/27/2021	—	(216,809)
USD	1,943,467	GBP	1,472,500	SCB	1/27/2021	—	(70,543)
USD	20,491,345	GBP	15,563,888	SSB	1/27/2021	—	(796,136)
USD	1,173,000	JPY	122,222,143	ANZ	1/27/2021	—	(11,015)
USD	3,223,333	JPY	335,710,696	CITI	1/27/2021	—	(28,832)
USD	1,517,500	JPY	156,914,963	JPM	1/27/2021	—	(2,599)
USD	4,478,750	JPY	462,573,569	MSCS	1/27/2021	—	(2,388)
USD	1,759,500	JPY	183,474,942	SCB	1/27/2021	—	(17,896)
USD	4,272,656	JPY	447,904,307	SSB	1/27/2021	—	(66,375)
USD	1,517,500	JPY	157,439,760	TD	1/27/2021	—	(7,683)
USD	1,493,201	MXN	32,702,128	GSI	1/21/2021	—	(147,126)
USD	1,462,500	MXN	29,589,752	MSCS	1/27/2021	—	(20,736)
USD	1,508,976	MXN	32,702,128	UBS	1/27/2021	—	(130,274)
USD	1,216,000	NOK	11,529,522	HUS	1/27/2021	—	(128,656)
The accompanying notes are an integral part of the financial statements.	100

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	2,682,250	NOK	25,159,114	MSCS	1/27/2021	—	$(251,987)
USD	5,382,974	NZD	7,965,152	ANZ	1/27/2021	—	(348,743)
USD	655,717	NZD	987,615	HUS	1/27/2021	—	(54,970)
USD	703,162	NZD	1,035,667	JPM	1/27/2021	—	(42,103)
USD	673,972	NZD	1,010,907	RBC	1/27/2021	—	(53,476)
USD	1,989,811	NZD	2,886,667	SCB	1/27/2021	—	(87,432)
USD	997,287	NZD	1,443,333	UBS	1/27/2021	—	(41,335)
USD	1,431,870	SGD	1,937,750	GSI	1/27/2021	—	(34,377)
USD	4,947,870	SGD	6,673,537	HUS	1/27/2021	—	(101,828)
USD	1,930,913	SGD	2,553,101	JPM	1/27/2021	—	(955)
USD	5,266,318	SGD	7,082,584	MSCS	1/27/2021	—	(92,896)
USD	13,479,198	SGD	18,412,267	UBS	1/27/2021	—	(452,905)
						$9,430,703	$(9,320,053)
WRITTEN OPTIONS
Foreign currency options
Description	Counterparty (OTC)	Currency	Exercise price	Expiration date	Notional amount*	Premium	Value
Calls
Euro vs. U.S. Dollar	CITI	EUR	1.20	Mar 2021	9,705,000	$140,722	$(264,474)
Pound Sterling vs. U.S. Dollar	CITI	GBP	1.35	Jan 2021	3,080,000	39,347	(61,827)
Pound Sterling vs. U.S. Dollar	CITI	GBP	1.35	Jan 2021	1,410,000	18,013	(28,304)
						$198,082	$(354,605)
Puts
Euro vs. U.S. Dollar	CITI	EUR	1.19	Mar 2021	8,955,000	72,536	(33,060)
						$ 72,536	$ (33,060)
						$270,618	$(387,665)
* For this type of option, notional amounts are equivalent to number of contracts.
Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	U.S. Dollar
Derivatives Abbreviations
ANZ	Australia and New Zealand Banking Group Limited
BMO	Bank of Montreal
BOA	Bank of America, N.A.
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
NAB	National Australia Bank Ltd.
OTC	Over-the-counter
RBC	Royal Bank of Canada
SCB	Standard Chartered Bank
SSB	State Street Bank and Trust Company
TD	The Toronto-Dominion Bank
UBS	UBS AG

See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	101

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Total Bond Market Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 65.1%
U.S. Government – 36.3%
U.S. Treasury Bonds
1.250%, 05/15/2050	$8,000,000	$7,241,250
2.000%, 02/15/2050	3,000,000	3,251,367
2.250%, 08/15/2049	2,000,000	2,284,063
2.750%, 08/15/2047	3,000,000	3,753,750
2.875%, 05/15/2049	1,500,000	1,932,773
3.000%, 02/15/2047 to 02/15/2049	28,635,000	37,453,156
4.250%, 05/15/2039 to 11/15/2040	4,610,000	6,845,883
4.375%, 05/15/2041	1,830,000	2,801,258
4.625%, 02/15/2040	5,000,000	7,784,375
4.750%, 02/15/2041	2,000,000	3,190,469
7.875%, 02/15/2021	3,400,000	3,429,954
8.125%, 08/15/2021	1,400,000	1,469,125
U.S. Treasury Notes
0.125%, 10/31/2022	12,000,000	12,001,406
0.250%, 11/15/2023 to 10/31/2025	28,000,000	27,965,938
0.375%, 07/31/2027	4,000,000	3,945,938
0.500%, 10/31/2027	12,000,000	11,900,625
0.625%, 03/31/2027 to 05/15/2030	16,000,000	15,804,063
1.250%, 08/31/2024	5,000,000	5,186,133
1.375%, 08/31/2026	5,000,000	5,257,813
1.500%, 01/31/2027	5,000,000	5,297,852
1.625%, 08/15/2029	8,000,000	8,553,125
1.750%, 07/31/2021 to 12/31/2024	13,000,000	13,418,047
2.000%, 11/15/2021 to 02/15/2022	29,400,000	29,902,127
2.125%, 05/31/2026	3,000,000	3,274,219
2.250%, 02/15/2021 to 11/15/2027	24,595,000	26,868,420
2.375%, 05/15/2029	5,000,000	5,647,656
2.625%, 02/28/2023	3,000,000	3,160,664
2.750%, 04/30/2023	3,500,000	3,711,367
2.875%, 11/30/2023 to 05/15/2028	9,300,000	10,571,371
3.000%, 10/31/2025	2,000,000	2,254,063
3.125%, 05/15/2021	13,100,000	13,243,281
		289,401,531
U.S. Government Agency – 28.8%
Federal Home Loan Bank 5.500%, 07/15/2036	1,690,000	2,608,172
Federal Home Loan Mortgage Corp.
2.000%, 07/01/2035	1,293,321	1,352,816
2.375%, 01/13/2022	1,500,000	1,534,619
2.500%, 04/01/2031 to 08/01/2050	6,346,251	6,676,513
2.532%, (12 month LIBOR + 1.863%), 08/01/2037 (A)	426,178	447,096
2.750%, 06/19/2023	2,000,000	2,126,207
3.000%, 07/01/2032 to 08/01/2046	6,105,779	6,514,270
3.500%, 12/01/2025 to 06/01/2048	5,646,975	6,078,214
4.000%, 02/01/2024 to 09/01/2047	2,494,580	2,706,093
4.100%, (12 month LIBOR + 2.100%), 02/01/2037 (A)	58,841	62,160
4.500%, 05/01/2024 to 11/01/2048	4,116,543	4,503,378
5.000%, 06/01/2023 to 09/01/2039	270,520	311,308
5.500%, 02/01/2023 to 01/01/2039	452,841	527,739
6.000%, 10/01/2036 to 10/01/2038	209,227	250,210
6.250%, 07/15/2032	450,000	694,842
6.500%, 01/01/2021 to 08/01/2038	42,451	50,966
6.750%, 09/15/2029	1,200,000	1,800,820
7.000%, 04/01/2029 to 10/01/2038	31,609	37,790
7.500%, 09/01/2030 to 03/01/2032	5,529	6,521
8.000%, 02/01/2030	787	914
Federal National Mortgage Association
1.961%, (6 month LIBOR + 1.413%), 07/01/2034 (A)	102,096	104,189
2.000%, TBA (B)	5,000,000	5,197,633
2.000%, 02/01/2035 to 11/01/2050	14,349,500	14,958,501
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
2.125%, 04/24/2026	$2,000,000	$2,178,475
2.425%, (12 month LIBOR + 1.925%), 10/01/2037 (A)	24,576	25,826
2.500%, TBA (B)	4,000,000	4,173,124
2.500%, 05/01/2028 to 11/01/2050	18,091,480	19,073,675
2.625%, 09/06/2024 (C)	1,000,000	1,087,390
2.841%, (12 month LIBOR + 1.579%), 09/01/2037 (A)	66,678	69,310
2.878%, (12 month LIBOR + 1.353%), 01/01/2035 (A)	203,142	209,038
3.000%, TBA (B)	16,400,000	17,182,190
3.000%, 01/01/2027 to 12/01/2049	17,124,802	18,224,847
3.325%, (1 Year CMT + 2.185%), 05/01/2036 (A)	49,520	51,711
3.500%, TBA (B)	8,000,000	8,457,502
3.500%, 12/01/2025 to 10/01/2049	17,589,748	18,922,914
3.575%, (12 month LIBOR + 1.774%), 04/01/2037 (A)	123,763	130,573
4.000%, 03/01/2024 to 09/01/2049	16,786,446	18,099,607
4.500%, 04/01/2021 to 09/01/2048	3,198,659	3,531,329
5.000%, 08/01/2023 to 09/01/2048	2,527,963	2,832,397
5.500%, 08/01/2021 to 11/01/2038	554,275	642,132
6.000%, 01/01/2021 to 08/01/2038	376,695	442,284
6.500%, 03/01/2022 to 12/01/2037	121,205	144,534
7.000%, 02/01/2031 to 10/01/2038	44,950	54,201
7.125%, 01/15/2030	209,000	318,987
7.250%, 05/15/2030	1,450,000	2,245,290
7.500%, 09/01/2030 to 08/01/2031	16,458	19,333
8.000%, 08/01/2030 to 09/01/2031	4,094	4,799
8.500%, 09/01/2030	505	591
Government National Mortgage Association
2.500%, TBA (B)	8,000,000	8,469,576
3.000%, TBA (B)	5,000,000	5,192,035
3.000%, 08/15/2043 to 08/20/2050	10,726,722	11,291,987
3.500%, TBA (B)	2,800,000	2,926,921
3.500%, 04/15/2042 to 04/20/2050	11,097,973	11,933,305
4.000%, 11/15/2026 to 08/20/2048	6,422,474	6,970,848
4.500%, 06/15/2023 to 04/20/2050	3,756,669	4,078,269
5.000%, 10/15/2023 to 07/20/2040	806,423	922,468
5.500%, 08/15/2023 to 09/20/2039	315,759	365,598
6.000%, 07/15/2029 to 10/15/2038	209,318	245,393
6.500%, 05/15/2028 to 12/15/2038	162,360	191,840
7.000%, 08/15/2029 to 05/15/2032	27,280	31,362
7.500%, 09/15/2030 to 01/15/2031	6,422	7,530
8.000%, 04/15/2031	6,861	8,080
Tennessee Valley Authority 3.875%, 02/15/2021	700,000	702,991
		230,011,233
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $488,417,216)		$519,412,764
FOREIGN GOVERNMENT OBLIGATIONS – 1.2%
Brazil – 0.2%
Federative Republic of Brazil 4.250%, 01/07/2025	1,612,000	1,768,364
Canada – 0.2%
Hydro-Quebec 8.400%, 01/15/2022	250,000	270,012
Province of British Columbia 6.500%, 01/15/2026 (C)	490,000	626,368

The accompanying notes are an integral part of the financial statements.	102

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Canada (continued)
Province of Quebec
7.125%, 02/09/2024	$150,000	$180,361
7.500%, 07/15/2023	410,000	482,600
		1,559,341
Colombia – 0.1%
Republic of Colombia 4.375%, 07/12/2021	550,000	560,203
Israel – 0.1%
State of Israel 5.500%, 09/18/2023	455,000	517,995
Italy – 0.0%
Republic of Italy 6.875%, 09/27/2023	300,000	348,351
Japan – 0.1%
Japan Bank for International Cooperation 2.500%, 05/23/2024	800,000	855,609
Mexico – 0.2%
Government of Mexico 6.050%, 01/11/2040	930,000	1,245,372
Panama – 0.1%
Republic of Panama 6.700%, 01/26/2036	370,000	549,450
Peru – 0.0%
Republic of Peru 6.550%, 03/14/2037	250,000	379,375
Philippines – 0.1%
Republic of the Philippines 4.000%, 01/15/2021	1,000,000	1,000,315
Turkey – 0.1%
Republic of Turkey
6.000%, 01/14/2041	400,000	394,040
6.250%, 09/26/2022	400,000	418,415
		812,455
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $9,073,404)		$9,596,830
CORPORATE BONDS – 28.8%
Communication services – 2.7%
Alphabet, Inc. 3.625%, 05/19/2021	320,000	324,141
America Movil SAB de CV 3.125%, 07/16/2022	500,000	518,610
AT&T, Inc.
2.550%, 12/01/2033 (D)	665,000	683,806
3.800%, 12/01/2057 (D)	609,000	632,509
4.750%, 05/15/2046	900,000	1,114,537
4.850%, 07/15/2045	500,000	614,981
5.150%, 03/15/2042	50,000	63,648
6.375%, 03/01/2041	360,000	527,826
7.625%, 04/15/2031	285,000	415,287
Baidu, Inc. 4.125%, 06/30/2025	250,000	280,067
British Telecommunications PLC 9.625%, 12/15/2030	190,000	315,035
Charter Communications Operating LLC
2.800%, 04/01/2031	600,000	633,822
5.050%, 03/30/2029	400,000	486,127
5.375%, 05/01/2047	500,000	623,130
Comcast Corp.
2.350%, 01/15/2027	455,000	489,542
3.375%, 02/15/2025	600,000	663,310
3.999%, 11/01/2049	500,000	629,432
6.500%, 11/15/2035	255,000	393,855
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Deutsche Telekom International Finance BV 8.750%, 06/15/2030	$146,000	$230,861
Discovery Communications LLC
4.125%, 05/15/2029	900,000	1,050,069
5.300%, 05/15/2049	400,000	526,919
Fox Corp. 3.500%, 04/08/2030	600,000	681,187
Grupo Televisa SAB 6.625%, 01/15/2040	220,000	307,547
TCI Communications, Inc. 7.125%, 02/15/2028	110,000	152,340
Telefonica Emisiones SA 7.045%, 06/20/2036	230,000	342,712
Telefonica Europe BV 8.250%, 09/15/2030	350,000	534,521
Time Warner Entertainment Company LP 8.375%, 07/15/2033	525,000	811,646
T-Mobile USA, Inc.
3.875%, 04/15/2030 (D)	600,000	694,806
4.500%, 04/15/2050 (D)	700,000	863,370
TWDC Enterprises 18 Corp.
3.150%, 09/17/2025	500,000	555,252
4.125%, 06/01/2044	500,000	639,899
Verizon Communications, Inc.
4.016%, 12/03/2029	500,000	593,032
4.272%, 01/15/2036	458,000	567,410
4.522%, 09/15/2048	1,260,000	1,640,374
ViacomCBS, Inc. 4.000%, 01/15/2026	600,000	686,538
Vodafone Group PLC
4.375%, 05/30/2028	400,000	478,858
5.250%, 05/30/2048	300,000	416,706
		21,183,712
Consumer discretionary – 1.9%
Amazon.com, Inc. 4.050%, 08/22/2047	600,000	790,920
AutoZone, Inc. 3.250%, 04/15/2025	1,000,000	1,095,478
Brinker International, Inc. 3.875%, 05/15/2023	250,000	250,313
Ford Motor Credit Company LLC
3.096%, 05/04/2023	280,000	282,887
3.336%, 03/18/2021	1,000,000	1,002,500
General Motors Financial Company, Inc.
4.250%, 05/15/2023	280,000	301,758
5.250%, 03/01/2026	650,000	766,289
Honeywell International, Inc. 1.950%, 06/01/2030	500,000	529,061
Hyatt Hotels Corp. 3.375%, 07/15/2023 (C)	250,000	262,978
Lowe's Companies, Inc. 3.375%, 09/15/2025	460,000	513,322
McDonald's Corp.
3.300%, 07/01/2025	1,000,000	1,113,345
3.625%, 05/20/2021	250,000	253,129
NIKE, Inc. 2.400%, 03/27/2025	1,000,000	1,077,487
Starbucks Corp. 3.550%, 08/15/2029	300,000	348,940
Target Corp. 3.900%, 11/15/2047	500,000	655,296
The Home Depot, Inc.
2.625%, 06/01/2022	400,000	412,477
2.700%, 04/15/2030	700,000	780,858

The accompanying notes are an integral part of the financial statements.	103

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
The Home Depot, Inc. (continued)
3.350%, 09/15/2025	$752,000	$846,661
4.250%, 04/01/2046	390,000	516,547
5.875%, 12/16/2036	280,000	424,044
The TJX Companies, Inc.
3.875%, 04/15/2030	600,000	719,580
4.500%, 04/15/2050 (C)	600,000	844,424
Toyota Motor Credit Corp.
1.150%, 08/13/2027	500,000	501,808
3.400%, 09/15/2021	320,000	326,855
Whirlpool Corp. 5.150%, 03/01/2043	300,000	384,725
		15,001,682
Consumer staples – 1.7%
Altria Group, Inc. 4.500%, 05/02/2043	500,000	572,051
Anheuser-Busch Companies LLC
3.650%, 02/01/2026	800,000	903,797
4.900%, 02/01/2046	500,000	650,723
Anheuser-Busch InBev Worldwide, Inc. 4.750%, 01/23/2029	500,000	616,581
BAT Capital Corp. 3.215%, 09/06/2026	500,000	550,552
Conagra Brands, Inc. 9.750%, 03/01/2021	175,000	177,233
Costco Wholesale Corp. 1.600%, 04/20/2030	500,000	512,062
General Mills, Inc. 2.875%, 04/15/2030	600,000	664,921
Kimberly-Clark Corp. 3.200%, 07/30/2046	300,000	354,621
Kraft Heinz Foods Company
3.000%, 06/01/2026	495,000	516,796
3.950%, 07/15/2025	600,000	660,636
6.875%, 01/26/2039	40,000	55,364
Mondelez International, Inc. 4.625%, 05/07/2048	300,000	390,803
PepsiCo, Inc.
2.850%, 02/24/2026	495,000	547,938
4.000%, 03/05/2042	270,000	348,882
5.500%, 01/15/2040	280,000	419,875
Philip Morris International, Inc.
3.600%, 11/15/2023	250,000	272,219
4.125%, 05/17/2021	320,000	324,336
SC Johnson & Son, Inc. 4.000%, 05/15/2043 (D)	250,000	299,837
Sysco Corp. 6.600%, 04/01/2050	1,000,000	1,537,793
The Estee Lauder Companies, Inc. 2.600%, 04/15/2030	600,000	658,644
The Kroger Company 3.500%, 02/01/2026	500,000	561,162
Tyson Foods, Inc. 4.350%, 03/01/2029	400,000	485,000
Walmart, Inc.
3.250%, 07/08/2029	600,000	697,948
4.050%, 06/29/2048	500,000	677,333
		13,457,107
Energy – 2.4%
Anadarko Petroleum Corp. 6.450%, 09/15/2036	280,000	283,360
Baker Hughes LLC
3.337%, 12/15/2027	500,000	559,920
4.486%, 05/01/2030	500,000	600,525
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Boardwalk Pipelines LP 4.950%, 12/15/2024	$400,000	$446,359
BP Capital Markets America, Inc. 3.796%, 09/21/2025	800,000	906,637
BP Capital Markets PLC 2.750%, 05/10/2023	250,000	263,029
Canadian Natural Resources, Ltd. 6.250%, 03/15/2038	290,000	388,989
Chevron Corp. 2.954%, 05/16/2026	800,000	887,373
ConocoPhillips Company 4.950%, 03/15/2026	300,000	360,129
Devon Energy Corp.
5.000%, 06/15/2045	885,000	1,044,648
7.875%, 09/30/2031	170,000	236,324
Enbridge, Inc.
3.700%, 07/15/2027	400,000	455,717
4.500%, 06/10/2044	400,000	466,918
Energy Transfer Operating LP
5.500%, 06/01/2027	600,000	706,826
6.125%, 12/15/2045	350,000	414,637
6.500%, 02/01/2042	50,000	60,929
Enterprise Products Operating LLC
3.200%, 02/15/2052	700,000	710,376
4.850%, 08/15/2042	280,000	347,725
6.875%, 03/01/2033	130,000	181,911
EOG Resources, Inc. 4.100%, 02/01/2021	300,000	300,769
Exxon Mobil Corp. 2.397%, 03/06/2022	750,000	766,783
Kinder Morgan Energy Partners LP
4.300%, 05/01/2024	700,000	773,138
6.375%, 03/01/2041	60,000	78,702
6.500%, 09/01/2039	180,000	233,306
Kinder Morgan, Inc. 5.550%, 06/01/2045	375,000	481,243
Marathon Oil Corp. 3.850%, 06/01/2025	500,000	535,870
Noble Holding International, Ltd. 6.050%, 03/01/2041 (E)	50,000	928
ONEOK Partners LP 6.650%, 10/01/2036	268,000	338,255
Ovintiv, Inc. 6.500%, 08/15/2034	270,000	312,476
Petroleos Mexicanos
4.875%, 01/18/2024	500,000	525,180
6.625%, 06/15/2035	230,000	227,700
Phillips 66 Partners LP 3.750%, 03/01/2028	200,000	216,891
Shell International Finance BV
4.375%, 05/11/2045	1,000,000	1,315,544
6.375%, 12/15/2038	90,000	139,823
Southern Natural Gas Company LLC 4.400%, 06/15/2021	250,000	251,862
Suncor Energy, Inc. 5.950%, 05/15/2035	235,000	304,090
Sunoco Logistics Partners Operations LP 3.450%, 01/15/2023	170,000	177,337
The Williams Companies, Inc.
5.100%, 09/15/2045	400,000	493,663
7.875%, 09/01/2021	190,000	199,194
Tosco Corp. 8.125%, 02/15/2030	383,000	558,360
Total Capital SA
4.125%, 01/28/2021	40,000	40,099

The accompanying notes are an integral part of the financial statements.	104

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Total Capital SA (continued)
4.250%, 12/15/2021	$60,000	$62,271
TransCanada PipeLines, Ltd. 5.850%, 03/15/2036	405,000	546,223
Valaris PLC 4.700%, 03/15/2021 (E)	360,000	12,842
Valero Energy Corp.
2.850%, 04/15/2025	600,000	638,903
7.500%, 04/15/2032	270,000	377,026
		19,230,810
Financials – 7.2%
American Express Company 2.650%, 12/02/2022	345,000	360,111
American International Group, Inc.
4.125%, 02/15/2024	550,000	608,891
6.250%, 05/01/2036	430,000	621,740
Ares Capital Corp. 3.875%, 01/15/2026	1,000,000	1,083,347
Bank of America Corp.
3.300%, 01/11/2023	800,000	848,124
4.450%, 03/03/2026	700,000	815,768
7.750%, 05/14/2038	480,000	817,519
Bank of America Corp. (3.004% to 12-20-22, then 3 month LIBOR + 0.790%) 12/20/2023	386,000	406,459
Bank of America Corp. (3.366% to 1-23-25, then 3 month LIBOR + 0.810%) 01/23/2026	1,700,000	1,871,186
Bank of America Corp. (3.419% to 12-20-27, then 3 month LIBOR + 1.040%) 12/20/2028	1,312,000	1,483,418
Bank of America Corp. (3.970% to 3-5-28, then 3 month LIBOR + 1.070%) 03/05/2029	500,000	582,493
Bank of America Corp. (4.443% to 1-20-47, then 3 month LIBOR + 1.990%) 01/20/2048	500,000	660,713
Barclays Bank PLC 1.700%, 05/12/2022	500,000	508,829
Barclays PLC 4.375%, 01/12/2026	500,000	576,171
Berkshire Hathaway Finance Corp. 4.250%, 01/15/2021	60,000	60,067
Berkshire Hathaway, Inc. 3.125%, 03/15/2026	500,000	558,528
Capital One Bank USA NA 3.375%, 02/15/2023	360,000	380,591
Capital One Financial Corp.
3.200%, 02/05/2025	2,000,000	2,181,892
3.300%, 10/30/2024	1,500,000	1,647,521
Chubb INA Holdings, Inc. 3.350%, 05/03/2026	300,000	338,006
Citigroup, Inc.
2.350%, 08/02/2021	500,000	505,821
4.450%, 09/29/2027	500,000	589,502
5.500%, 09/13/2025	400,000	480,711
Citigroup, Inc. (2.666% to 1-29-30, then SOFR + 1.146%) 01/29/2031	1,000,000	1,072,221
Citigroup, Inc. (4.281% to 4-24-47, then 3 month LIBOR + 1.839%) 04/24/2048	500,000	653,071
Cooperatieve Rabobank UA 4.500%, 01/11/2021	500,000	500,348
Credit Suisse AG 3.000%, 10/29/2021	750,000	766,447
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Credit Suisse Group AG
3.750%, 03/26/2025	$250,000	$277,500
4.550%, 04/17/2026	800,000	940,983
Credit Suisse Group Funding Guernsey, Ltd. 3.450%, 04/16/2021	575,000	580,268
Discover Financial Services 5.200%, 04/27/2022	120,000	127,143
European Investment Bank 3.250%, 01/29/2024	600,000	654,359
Five Corners Funding Trust II 2.850%, 05/15/2030 (D)	800,000	884,493
GE Capital International Funding Company 4.418%, 11/15/2035	822,000	980,187
HSBC Holdings PLC 6.500%, 09/15/2037	660,000	964,735
HSBC Holdings PLC (2.848% to 6-4-30, then SOFR + 2.387%) 06/04/2031	1,000,000	1,073,792
Inter-American Development Bank
1.750%, 09/14/2022	600,000	616,015
1.875%, 03/15/2021	1,100,000	1,103,488
7.000%, 06/15/2025	325,000	415,712
Intercontinental Exchange, Inc. 3.100%, 09/15/2027	400,000	446,399
JPMorgan Chase & Co.
3.300%, 04/01/2026	700,000	783,278
3.375%, 05/01/2023	500,000	534,361
3.875%, 02/01/2024	1,300,000	1,430,365
4.350%, 08/15/2021	710,000	728,387
6.400%, 05/15/2038	125,000	193,387
JPMorgan Chase & Co. (3.509% to 1-23-28, then 3 month LIBOR + 0.945%) 01/23/2029	500,000	570,198
JPMorgan Chase & Co. (4.452% to 12-5-28, then 3 month LIBOR + 1.330%) 12/05/2029	600,000	731,730
KeyCorp 5.100%, 03/24/2021	250,000	252,620
KfW
2.125%, 01/17/2023	600,000	623,627
2.625%, 02/28/2024	800,000	859,505
Liberty Mutual Group, Inc. 3.950%, 05/15/2060 (D)	500,000	595,557
Lincoln National Corp. 7.000%, 06/15/2040	150,000	229,233
MetLife, Inc. 4.600%, 05/13/2046	500,000	689,137
Morgan Stanley
3.700%, 10/23/2024	950,000	1,057,614
4.100%, 05/22/2023	750,000	813,920
Morgan Stanley (3.622% to 4-1-30, then SOFR + 3.120%) 04/01/2031	1,000,000	1,161,256
Morgan Stanley (3.772% to 1-24-28, then 3 month LIBOR + 1.140%) 01/24/2029	550,000	637,341
Raymond James Financial, Inc. 4.950%, 07/15/2046	600,000	820,975
Reinsurance Group of America, Inc. 5.000%, 06/01/2021	50,000	50,926
State Street Corp. 3.100%, 05/15/2023	250,000	265,816
Stifel Financial Corp. 4.250%, 07/18/2024	500,000	561,666

The accompanying notes are an integral part of the financial statements.	105

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Sumitomo Mitsui Financial Group, Inc. 3.784%, 03/09/2026	$550,000	$625,840
The Allstate Corp. 3.280%, 12/15/2026	500,000	570,656
The Charles Schwab Corp. 3.200%, 01/25/2028	300,000	339,592
The Goldman Sachs Group, Inc.
2.600%, 02/07/2030	700,000	752,892
2.625%, 04/25/2021	600,000	603,119
3.500%, 01/23/2025	750,000	827,601
3.625%, 01/22/2023	500,000	533,538
3.750%, 02/25/2026	500,000	567,850
The Hartford Financial Services Group, Inc. 5.950%, 10/15/2036	170,000	237,930
The PNC Financial Services Group, Inc. 3.450%, 04/23/2029	1,000,000	1,152,144
The Toronto-Dominion Bank 1.800%, 07/13/2021	500,000	504,157
The Travelers Companies, Inc. 4.050%, 03/07/2048	300,000	397,287
Travelers Property Casualty Corp. 7.750%, 04/15/2026	50,000	66,598
Truist Bank 2.850%, 04/01/2021	500,000	502,081
Truist Financial Corp.
1.125%, 08/03/2027	700,000	704,283
2.850%, 10/26/2024	700,000	757,368
U.S. Bancorp 3.000%, 03/15/2022	600,000	618,328
Wells Fargo & Company
3.450%, 02/13/2023	750,000	794,778
5.375%, 02/07/2035	1,500,000	2,050,684
Wells Fargo & Company (2.572% to 2-11-30, then 3 month LIBOR + 1.000%) 02/11/2031	1,000,000	1,057,751
Westpac Banking Corp. 2.000%, 08/19/2021	600,000	606,711
		57,906,656
Health care – 3.8%
Abbott Laboratories
2.950%, 03/15/2025	300,000	329,107
3.750%, 11/30/2026	283,000	331,436
AbbVie, Inc.
2.900%, 11/06/2022	500,000	523,021
3.200%, 05/14/2026 to 11/21/2029	1,716,000	1,913,587
4.400%, 11/06/2042	260,000	326,022
Aetna, Inc. 3.500%, 11/15/2024	200,000	219,477
Agilent Technologies, Inc. 3.875%, 07/15/2023	250,000	269,000
Allergan Funding SCS 4.750%, 03/15/2045	321,000	373,750
Amgen, Inc.
4.400%, 05/01/2045	260,000	329,867
4.663%, 06/15/2051	659,000	897,317
Anthem, Inc.
4.101%, 03/01/2028	350,000	413,595
4.650%, 08/15/2044	150,000	197,001
AstraZeneca PLC 0.700%, 04/08/2026	500,000	497,240
Baxalta, Inc. 4.000%, 06/23/2025	500,000	564,650
Bayer US Finance II LLC 2.850%, 04/15/2025 (D)	300,000	318,110
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Biogen, Inc. 5.200%, 09/15/2045	$500,000	$677,936
Boston Scientific Corp. 2.650%, 06/01/2030	500,000	536,274
Bristol-Myers Squibb Company
3.250%, 08/01/2042	500,000	579,996
4.550%, 02/20/2048	300,000	418,400
Cardinal Health, Inc. 3.750%, 09/15/2025	500,000	564,353
Celgene Corp. 3.875%, 08/15/2025	600,000	672,919
Cigna Corp. 4.375%, 10/15/2028	500,000	604,080
CVS Health Corp.
3.875%, 07/20/2025	650,000	736,556
4.300%, 03/25/2028	1,000,000	1,190,293
5.050%, 03/25/2048	500,000	676,587
CVS Pass-Through Trust 8.353%, 07/10/2031 (D)	68,880	91,064
Eli Lilly & Company 2.250%, 05/15/2050	500,000	490,441
Evernorth Health, Inc. 6.125%, 11/15/2041 (C)	330,000	441,176
Gilead Sciences, Inc.
3.650%, 03/01/2026	600,000	681,657
4.500%, 04/01/2021	330,000	330,000
GlaxoSmithKline Capital, Inc.
3.625%, 05/15/2025	500,000	561,764
6.375%, 05/15/2038	210,000	331,180
HCA, Inc.
4.500%, 02/15/2027	500,000	581,406
5.500%, 06/15/2047	400,000	533,481
Humana, Inc. 3.850%, 10/01/2024	350,000	387,296
Johnson & Johnson
2.100%, 09/01/2040	500,000	503,032
5.850%, 07/15/2038	285,000	444,096
Laboratory Corp. of America Holdings 2.950%, 12/01/2029	500,000	552,379
McKesson Corp. 4.750%, 05/30/2029	500,000	614,902
Medtronic, Inc. 4.375%, 03/15/2035	500,000	672,797
Merck & Company, Inc. 2.750%, 02/10/2025	850,000	923,217
Novartis Capital Corp. 3.000%, 11/20/2025	500,000	552,947
Pfizer, Inc.
2.750%, 06/03/2026	713,000	787,635
4.400%, 05/15/2044	264,000	352,619
Quest Diagnostics, Inc.
4.200%, 06/30/2029	500,000	594,911
4.700%, 03/30/2045	500,000	637,992
Regeneron Pharmaceuticals, Inc. 2.800%, 09/15/2050	1,000,000	968,015
Stryker Corp. 4.625%, 03/15/2046	350,000	469,598
Thermo Fisher Scientific, Inc. 4.150%, 02/01/2024	350,000	385,885
UnitedHealth Group, Inc.
4.375%, 03/15/2042	50,000	65,850
4.450%, 12/15/2048	300,000	413,014
5.800%, 03/15/2036	300,000	448,353
Utah Acquisition Sub, Inc. 3.950%, 06/15/2026	500,000	571,934

The accompanying notes are an integral part of the financial statements.	106

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Viatris, Inc. 2.700%, 06/22/2030 (D)	$500,000	$530,274
Zimmer Biomet Holdings, Inc.
3.050%, 01/15/2026	500,000	551,165
3.550%, 04/01/2025	500,000	552,197
Zoetis, Inc. 2.000%, 05/15/2030	500,000	517,390
		30,700,241
Industrials – 2.8%
3M Company 3.000%, 08/07/2025	330,000	366,184
AerCap Ireland Capital DAC 4.450%, 04/03/2026	400,000	449,040
Air Lease Corp.
3.125%, 12/01/2030	600,000	623,482
3.625%, 12/01/2027	400,000	431,734
American Airlines 2016-2 Class AA Pass Through Trust 3.200%, 06/15/2028	242,850	236,781
Burlington Northern Santa Fe LLC 4.400%, 03/15/2042	50,000	66,193
Canadian Pacific Railway Company 4.450%, 03/15/2023	300,000	322,679
Carrier Global Corp. 3.577%, 04/05/2050	500,000	554,387
Caterpillar, Inc. 3.400%, 05/15/2024 (C)	500,000	545,027
CSX Corp.
3.350%, 11/01/2025	420,000	469,780
3.800%, 04/15/2050	1,000,000	1,234,390
Deere & Company 3.100%, 04/15/2030	500,000	572,199
Delta Air Lines 2019-1 Class AA Pass Through Trust 3.204%, 04/25/2024	200,000	205,485
Emerson Electric Company 2.625%, 12/01/2021	250,000	254,795
Equifax, Inc. 3.100%, 05/15/2030	1,200,000	1,334,106
FedEx Corp.
3.875%, 08/01/2042	420,000	489,193
4.400%, 01/15/2047	350,000	441,537
General Electric Company
4.500%, 03/11/2044	500,000	610,231
6.750%, 03/15/2032	66,000	92,482
6.875%, 01/10/2039	168,000	247,263
John Deere Capital Corp. 2.050%, 01/09/2025	500,000	530,101
Johnson Controls, Inc. 5.700%, 03/01/2041	150,000	168,421
Kansas City Southern 2.875%, 11/15/2029	500,000	541,724
Lockheed Martin Corp. 3.800%, 03/01/2045	400,000	500,425
Norfolk Southern Corp. 4.837%, 10/01/2041	240,000	326,934
Northrop Grumman Corp.
3.250%, 01/15/2028	300,000	339,101
3.500%, 03/15/2021	150,000	150,928
Precision Castparts Corp. 3.250%, 06/15/2025	500,000	552,376
Raytheon Technologies Corp.
4.625%, 11/16/2048	500,000	677,658
6.125%, 07/15/2038	225,000	333,025
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Roper Technologies, Inc. 4.200%, 09/15/2028	$500,000	$596,099
Snap-on, Inc. 6.125%, 09/01/2021	310,000	321,308
Southwest Airlines Company 5.250%, 05/04/2025	1,200,000	1,389,534
The Boeing Company
2.600%, 10/30/2025	438,000	457,923
5.805%, 05/01/2050	600,000	827,551
8.750%, 09/15/2031	90,000	134,730
Thomson Reuters Corp. 4.500%, 05/23/2043	250,000	271,594
Trane Technologies Global Holding Company, Ltd. 4.300%, 02/21/2048	600,000	748,914
Union Pacific Corp.
3.250%, 08/15/2025	500,000	553,742
3.799%, 10/01/2051	313,000	382,320
4.050%, 11/15/2045	500,000	614,219
4.300%, 03/01/2049	300,000	390,582
United Airlines 2016-2 Class AA Pass Through Trust 2.875%, 10/07/2028	252,424	253,594
United Parcel Service, Inc. 3.400%, 03/15/2029	400,000	465,783
Verisk Analytics, Inc. 4.125%, 03/15/2029	600,000	720,701
Waste Management, Inc. 4.100%, 03/01/2045	500,000	626,171
		22,422,426
Information technology – 2.3%
Apple, Inc.
2.400%, 05/03/2023	800,000	839,120
2.450%, 08/04/2026	1,060,000	1,156,723
3.250%, 02/23/2026	500,000	560,983
Applied Materials, Inc.
3.900%, 10/01/2025	470,000	538,717
5.100%, 10/01/2035	470,000	652,074
Automatic Data Processing, Inc. 3.375%, 09/15/2025	752,000	846,491
Broadcom, Inc.
4.300%, 11/15/2032	700,000	829,325
4.700%, 04/15/2025	600,000	687,453
Cisco Systems, Inc. 5.900%, 02/15/2039	80,000	123,214
Eaton Corp. 3.103%, 09/15/2027	500,000	559,933
Fiserv, Inc. 2.250%, 06/01/2027	600,000	639,189
IBM Corp.
3.450%, 02/19/2026	1,115,000	1,265,206
4.000%, 06/20/2042	210,000	259,831
5.600%, 11/30/2039	21,000	30,966
Intel Corp. 2.700%, 12/15/2022	690,000	722,608
Microsoft Corp.
2.525%, 06/01/2050	1,538,000	1,618,623
3.125%, 11/03/2025	438,000	489,512
NXP BV 3.400%, 05/01/2030 (D)	520,000	589,378
Oracle Corp.
2.400%, 09/15/2023	435,000	457,372
2.650%, 07/15/2026	310,000	340,589
2.950%, 05/15/2025	550,000	603,858
4.125%, 05/15/2045	500,000	616,232

The accompanying notes are an integral part of the financial statements.	107

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
PayPal Holdings, Inc.
2.300%, 06/01/2030	$600,000	$642,139
2.850%, 10/01/2029	1,000,000	1,110,242
QUALCOMM, Inc. 1.650%, 05/20/2032 (D)	566,000	566,265
Visa, Inc.
2.050%, 04/15/2030	600,000	641,373
3.150%, 12/14/2025	463,000	519,304
4.300%, 12/14/2045	463,000	633,165
Xerox Corp. 6.750%, 12/15/2039	60,000	64,308
		18,604,193
Materials – 1.0%
Air Products and Chemicals, Inc. 1.850%, 05/15/2027	500,000	529,438
DuPont de Nemours, Inc. 2.169%, 05/01/2023	1,000,000	1,013,189
Eastman Chemical Company 4.650%, 10/15/2044	500,000	632,017
Freeport-McMoRan, Inc. 3.875%, 03/15/2023	500,000	521,650
Huntsman International LLC 4.500%, 05/01/2029	500,000	575,820
International Paper Company 5.000%, 09/15/2035	500,000	658,659
Linde, Inc. 2.450%, 02/15/2022	240,000	244,454
Newmont Corp. 4.875%, 03/15/2042	270,000	366,860
Potash Corp. of Saskatchewan, Inc. 5.625%, 12/01/2040	150,000	197,869
Rio Tinto Alcan, Inc. 6.125%, 12/15/2033	100,000	152,314
Rio Tinto Finance USA PLC 4.750%, 03/22/2042	270,000	375,441
Rio Tinto Finance USA, Ltd.
3.750%, 06/15/2025	485,000	547,328
5.200%, 11/02/2040	250,000	365,622
Teck Resources, Ltd. 6.250%, 07/15/2041	270,000	344,771
The Dow Chemical Company
4.375%, 11/15/2042	590,000	721,567
9.400%, 05/15/2039	130,000	233,215
Vale Overseas, Ltd. 6.875%, 11/10/2039	350,000	521,066
		8,001,280
Real estate – 0.7%
American Campus Communities Operating Partnership LP 3.625%, 11/15/2027	200,000	220,339
American Tower Corp. 5.000%, 02/15/2024	500,000	566,023
Boston Properties LP 4.125%, 05/15/2021	300,000	301,240
Crown Castle International Corp. 3.700%, 06/15/2026	400,000	450,654
CubeSmart LP 4.000%, 11/15/2025	200,000	225,290
Digital Realty Trust LP 4.450%, 07/15/2028	200,000	240,358
Duke Realty LP 3.250%, 06/30/2026	200,000	223,978
Healthpeak Properties, Inc. 3.875%, 08/15/2024	400,000	442,451
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
Mid-America Apartments LP 3.950%, 03/15/2029	$800,000	$937,352
Service Properties Trust 4.500%, 03/15/2025	200,000	197,000
Simon Property Group LP
3.375%, 06/15/2027	500,000	555,148
3.500%, 09/01/2025	441,500	490,194
SL Green Operating Partnership LP 3.250%, 10/15/2022	500,000	516,263
		5,366,290
Utilities – 2.3%
AEP Transmission Company LLC 3.750%, 12/01/2047	400,000	486,646
Ameren Corp. 3.500%, 01/15/2031	1,000,000	1,149,355
American Water Capital Corp. 4.300%, 09/01/2045	350,000	457,516
Arizona Public Service Company 3.350%, 05/15/2050	500,000	581,462
Berkshire Hathaway Energy Company
4.500%, 02/01/2045	500,000	632,077
6.125%, 04/01/2036	436,000	644,626
Consolidated Edison Company of New York, Inc. 3.950%, 04/01/2050	700,000	851,561
Dominion Energy, Inc.
3.375%, 04/01/2030	600,000	683,100
3.900%, 10/01/2025	242,000	274,899
Duke Energy Carolinas LLC 6.000%, 01/15/2038	200,000	299,569
Duke Energy Corp.
3.750%, 04/15/2024	500,000	550,407
4.800%, 12/15/2045	500,000	658,898
Entergy Texas, Inc. 1.750%, 03/15/2031	700,000	701,206
Essential Utilities, Inc. 4.276%, 05/01/2049	500,000	637,837
Eversource Energy 4.250%, 04/01/2029	500,000	598,728
Exelon Corp. 3.400%, 04/15/2026	542,000	610,345
Exelon Generation Company LLC 6.250%, 10/01/2039	160,000	192,760
Florida Power & Light Company 5.650%, 02/01/2037	290,000	412,499
Georgia Power Company 5.950%, 02/01/2039 (C)	335,000	458,783
Indiana Michigan Power Company 6.050%, 03/15/2037	187,000	266,405
NextEra Energy Capital Holdings, Inc. 2.250%, 06/01/2030	700,000	733,487
NiSource, Inc. 3.950%, 03/30/2048	400,000	490,520
Oncor Electric Delivery Company LLC 7.500%, 09/01/2038	188,000	312,949
Pacific Gas & Electric Company
2.500%, 02/01/2031	600,000	600,995
3.450%, 07/01/2025	30,000	32,503
3.750%, 07/01/2028	30,000	32,745
4.550%, 07/01/2030	227,000	258,443
4.950%, 07/01/2050	227,000	270,062
PacifiCorp 6.000%, 01/15/2039	335,000	497,617
PPL Capital Funding, Inc. 3.400%, 06/01/2023	250,000	265,483

The accompanying notes are an integral part of the financial statements.	108

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
PPL WEM, Ltd. 5.375%, 05/01/2021 (D)	$60,000	$60,216
Public Service Company of Colorado 3.600%, 09/15/2042	500,000	599,964
Public Service Electric & Gas Company 3.000%, 05/15/2025	250,000	273,403
San Diego Gas & Electric Company 6.125%, 09/15/2037	202,000	277,415
Southern California Edison Company
2.250%, 06/01/2030	700,000	728,387
5.350%, 07/15/2035	130,000	175,921
The Southern Company 3.250%, 07/01/2026	572,000	641,505
Virginia Electric & Power Company
3.450%, 09/01/2022	50,000	52,075
8.875%, 11/15/2038	190,000	351,899
Xcel Energy, Inc. 3.300%, 06/01/2025	400,000	439,593
		18,243,861
TOTAL CORPORATE BONDS (Cost $205,019,027)		$230,118,258
MUNICIPAL BONDS – 0.7%
Bay Area Toll Authority (California) 6.907%, 10/01/2050	50,000	92,287
Illinois State Toll Highway Authority 6.184%, 01/01/2034	150,000	216,768
Maryland State Transportation Authority 5.888%, 07/01/2043	60,000	88,230
Metropolitan Washington Airports Authority 7.462%, 10/01/2046	40,000	70,925
New Jersey Turnpike Authority 7.102%, 01/01/2041	90,000	146,961
New York State Dormitory Authority 5.628%, 03/15/2039	340,000	456,929
New York State Urban Development Corp. 5.770%, 03/15/2039	300,000	385,818
Ohio Air Quality Development Authority 2.100%, 10/01/2028	700,000	733,817
State of California, GO
7.300%, 10/01/2039 (C)	400,000	660,252
7.500%, 04/01/2034	80,000	133,333
State of Illinois, GO
5.100%, 06/01/2033	115,000	123,764
7.350%, 07/01/2035	280,000	333,833
State of Texas, GO 5.517%, 04/01/2039	260,000	386,591
State of Utah, GO
3.539%, 07/01/2025	390,000	424,289
4.554%, 07/01/2024	205,000	221,607
State of Washington, GO 5.481%, 08/01/2039	260,000	375,432
Texas Transportation Commission State Highway Fund 5.178%, 04/01/2030	310,000	399,757
University of California 5.770%, 05/15/2043	320,000	462,547
TOTAL MUNICIPAL BONDS (Cost $4,417,083)		$5,713,140
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – 2.4%
Commercial and residential – 2.1%
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class A4 3.705%, 09/15/2048	$145,000	$160,785
BANK Series 2017-BNK6, Class A4 3.254%, 07/15/2060	2,000,000	2,226,228
CD Mortgage Trust Series 2017-CD3, Class A4 3.631%, 02/10/2050	1,090,000	1,241,339
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR3, Class A3, 2.822%, 10/15/2045	488,940	501,264
Series 2012-CR5, Class A4, 2.771%, 12/10/2045	179,000	185,040
Series 2013-CR8, Class AM, 3.813%, 06/10/2046 (D)(F)	630,000	670,083
Series 2014-CR14, Class A3, 3.955%, 02/10/2047	1,000,000	1,088,050
Series 2014-CR21, Class A3, 3.528%, 12/10/2047	639,916	691,902
Series 2015-CR27, Class A4, 3.612%, 10/10/2048	1,000,000	1,118,523
GS Mortgage Securities Trust
Series 2016-GS4, Class A3, 3.178%, 11/10/2049	3,000,000	3,251,326
Series 2017-GS5, Class A3, 3.409%, 03/10/2050	3,000,000	3,368,801
JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class A4 4.133%, 08/15/2046 (F)	400,000	431,154
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C16, Class A4 4.166%, 12/15/2046	500,000	543,014
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class A4 2.918%, 02/15/2046	240,000	249,337
Wells Fargo Commercial Mortgage Trust Series 2015-C29, Class AS 4.013%, 06/15/2048 (F)	500,000	553,169
		16,280,015
U.S. Government Agency – 0.3%
Federal Home Loan Mortgage Corp.
Series K013, Class A2, 3.974%, 01/25/2021 (F)	205,526	205,474
Series K041, Class A2, 3.171%, 10/25/2024	700,000	767,536
Series K047, Class A2, 3.329%, 05/25/2025 (F)	700,000	779,652
Series K050, Class A2, 3.334%, 08/25/2025 (F)	700,000	782,700
		2,535,362
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $17,883,320)		$18,815,377
ASSET BACKED SECURITIES – 0.0%
Westlake Automobile Receivables Trust Series 2019-2A, Class A2A 2.570%, 02/15/2023 (D)	205,982	206,892
TOTAL ASSET BACKED SECURITIES (Cost $205,358)		$206,892

The accompanying notes are an integral part of the financial statements.	109

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 7.8%
Short-term funds – 7.8%
John Hancock Collateral Trust, 0.1386% (G)(H)	269,742	$2,699,062
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0300% (G)	60,042,508	60,042,508
TOTAL SHORT-TERM INVESTMENTS (Cost $62,741,800)		$62,741,570
Total Investments (Total Bond Market Trust) (Cost $787,757,208) – 106.0%		$846,604,831
Other assets and liabilities, net – (6.0%)		(48,223,225)
TOTAL NET ASSETS – 100.0%		$798,381,606
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
GO	General Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	All or a portion of this security is on loan as of 12-31-20.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Non-income producing - Issuer is in default.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	The rate shown is the annualized seven-day yield as of 12-31-20.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Ultra Short Term Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 1.1%
U.S. Government Agency – 1.1%
Federal Home Loan Mortgage Corp.
1.765%, (6 month LIBOR + 1.515%), 12/01/2035 (A)	$46,045	$47,211
2.440%, (6 month LIBOR + 1.565%), 12/01/2036 (A)	23,125	23,770
2.447%, (12 month LIBOR + 1.447%), 06/01/2036 (A)	31,006	32,481
2.551%, (12 month LIBOR + 1.639%), 09/01/2043 (A)	440,199	454,864
2.610%, (1 Year CMT + 2.295%), 08/01/2035 (A)	109,715	115,602
2.787%, (1 Year CMT + 2.165%), 11/01/2036 (A)	105,517	111,006
2.795%, (1 Year CMT + 2.096%), 12/01/2035 (A)	123,564	129,305
2.836%, (12 month LIBOR + 1.637%), 02/01/2036 (A)	65,108	68,324
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
2.857%, (1 Year CMT + 2.231%), 05/01/2034 (A)	$111,575	$117,255
3.005%, (12 month LIBOR + 1.613%), 05/01/2037 (A)	90,481	95,096
Federal National Mortgage Association
1.789%, (6 month LIBOR + 1.488%), 10/01/2035 (A)	181,613	186,114
1.895%, (6 month LIBOR + 1.520%), 02/01/2035 (A)	104,949	108,919
2.096%, (12 month LIBOR + 1.444%), 04/01/2035 (A)	395,532	408,479
2.228%, (12 month LIBOR + 1.295%), 10/01/2038 (A)	56,990	59,103
2.524%, (1 Year CMT + 2.183%), 01/01/2036 (A)	67,042	70,249
2.615%, (12 month LIBOR + 1.552%), 07/01/2035 (A)	213,863	221,579
2.787%, (1 Year CMT + 2.197%), 05/01/2036 (A)	256,443	269,101
2.930%, (1 Year CMT + 2.282%), 07/01/2035 (A)	127,890	134,366
2.933%, (1 Year CMT + 2.177%), 01/01/2036 (A)	128,405	134,600
3.013%, (1 Year CMT + 2.333%), 05/01/2034 (A)	57,476	60,090
3.200%, (1 Year CMT + 2.196%), 02/01/2035 (A)	166,811	175,669
Government National Mortgage Association 2.250%, (1 Year CMT + 1.500%), 08/20/2032 to 08/20/2035 (A)	354,263	366,426
		3,389,609
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $3,402,658)		$3,389,609
CORPORATE BONDS – 54.0%
Communication services – 2.8%
AT&T, Inc. 3.000%, 06/30/2022	3,200,000	3,311,714
Charter Communications Operating LLC 4.464%, 07/23/2022	2,000,000	2,108,428
ViacomCBS, Inc. 3.375%, 03/01/2022	3,000,000	3,076,152
		8,496,294
Consumer discretionary – 9.1%
American Honda Finance Corp. 3.375%, 12/10/2021	2,000,000	2,057,379
BMW US Capital LLC 3.100%, 04/12/2021 (B)	3,000,000	3,021,472
Daimler Finance North America LLC 2.850%, 01/06/2022 (B)	2,000,000	2,047,704
eBay, Inc. 2.750%, 01/30/2023	3,000,000	3,141,740
Ford Motor Credit Company LLC 3.336%, 03/18/2021	3,000,000	3,007,500
General Motors Financial Company, Inc. 3.200%, 07/06/2021	3,000,000	3,032,255
Nissan Motor Acceptance Corp. 2.550%, 03/08/2021 (B)	3,000,000	3,008,175
The TJX Companies, Inc. 2.750%, 06/15/2021	3,000,000	3,020,778

The accompanying notes are an integral part of the financial statements.	110

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Toyota Motor Credit Corp. 1.150%, 05/26/2022	$2,000,000	$2,026,171
Volkswagen Group of America Finance LLC 3.125%, 05/12/2023 (B)	3,000,000	3,168,376
		27,531,550
Consumer staples – 1.9%
Keurig Dr. Pepper, Inc. 3.551%, 05/25/2021	3,000,000	3,037,405
The Kroger Company 2.800%, 08/01/2022	2,791,000	2,891,220
		5,928,625
Energy – 2.0%
Halliburton Company 3.250%, 11/15/2021	3,000,000	3,051,400
Sunoco Logistics Partners Operations LP 4.400%, 04/01/2021	3,000,000	3,018,748
		6,070,148
Financials – 24.1%
American Express Credit Corp. 2.250%, 05/05/2021	3,000,000	3,015,302
Bank of America Corp. 2.503%, 10/21/2022	1,500,000	1,526,832
Bank of Montreal 2.900%, 03/26/2022	2,000,000	2,064,952
BNP Paribas SA 2.950%, 05/23/2022 (B)	2,000,000	2,071,110
BPCE SA 2.650%, 02/03/2021	2,000,000	2,003,674
Citibank NA (3 month LIBOR + 0.350%) 0.564%, 02/12/2021 (A)	610,000	610,037
Cooperatieve Rabobank UA 3.125%, 04/26/2021	3,000,000	3,026,466
Credit Suisse Group Funding Guernsey, Ltd. 3.800%, 09/15/2022	3,000,000	3,168,462
Danske Bank A/S 2.000%, 09/08/2021 (B)	2,000,000	2,022,451
Fifth Third Bank NA 2.250%, 06/14/2021	3,000,000	3,020,763
ING Groep NV 3.150%, 03/29/2022	2,000,000	2,068,324
KeyBank NA 3.300%, 02/01/2022	2,000,000	2,063,940
Lloyds Banking Group PLC 3.000%, 01/11/2022	2,000,000	2,051,318
MassMutual Global Funding II 2.000%, 04/15/2021 (B)	2,000,000	2,009,767
Metropolitan Life Global Funding I 3.375%, 01/11/2022 (B)	3,000,000	3,089,178
Mitsubishi UFJ Financial Group, Inc. (3 month LIBOR + 1.880%) 2.105%, 03/01/2021 (A)	2,246,000	2,252,209
Morgan Stanley 2.500%, 04/21/2021	3,000,000	3,018,596
National Rural Utilities Cooperative Finance Corp. 2.900%, 03/15/2021	2,000,000	2,010,047
NatWest Markets PLC 3.625%, 09/29/2022 (B)	5,000,000	5,271,126
Nordea Bank ABP 2.250%, 05/27/2021 (B)	2,000,000	2,015,419
Santander Holdings USA, Inc. 3.244%, 10/05/2026	3,000,000	3,271,584
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The Bank of New York Mellon Corp. 3.450%, 08/11/2023	$3,000,000	$3,242,672
The Bank of Nova Scotia 1.950%, 02/01/2023	3,000,000	3,098,048
The Goldman Sachs Group, Inc. 5.750%, 01/24/2022	2,000,000	2,113,947
The PNC Financial Services Group, Inc. 3.300%, 03/08/2022	2,000,000	2,065,886
Truist Bank 2.625%, 01/15/2022	3,000,000	3,067,425
U.S. Bancorp 3.000%, 03/15/2022	2,000,000	2,061,092
UBS Group AG 3.000%, 04/15/2021 (B)	3,000,000	3,023,157
Wells Fargo & Company 2.500%, 03/04/2021	3,000,000	3,010,145
		73,333,929
Health care – 3.7%
Abbott Laboratories 2.550%, 03/15/2022	3,000,000	3,080,670
AbbVie, Inc. 2.300%, 05/14/2021	2,000,000	2,011,065
Bayer US Finance LLC 3.000%, 10/08/2021 (B)	2,000,000	2,034,058
Bristol-Myers Squibb Company 2.250%, 08/15/2021	2,000,000	2,021,738
CVS Health Corp. (3 month LIBOR + 0.720%) 0.950%, 03/09/2021 (A)	2,000,000	2,002,316
		11,149,847
Industrials – 4.2%
Air Lease Corp. 3.875%, 04/01/2021	2,000,000	2,010,041
Caterpillar Financial Services Corp. 2.650%, 05/17/2021	2,000,000	2,017,500
CNH Industrial Capital LLC 4.375%, 04/05/2022	2,500,000	2,611,677
Honeywell International, Inc. 4.250%, 03/01/2021	2,000,000	2,012,403
IHS Markit, Ltd. 5.000%, 11/01/2022 (B)	2,000,000	2,138,452
The Boeing Company 2.300%, 08/01/2021 (C)	2,000,000	2,018,318
		12,808,391
Information technology – 3.0%
Broadcom, Inc. 3.125%, 04/15/2021	3,000,000	3,017,170
Hewlett Packard Enterprise Company 4.400%, 10/15/2022	2,000,000	2,124,294
IBM Corp. 2.850%, 05/13/2022	835,000	864,634
Oracle Corp. 2.625%, 02/15/2023	3,000,000	3,139,972
		9,146,070
Materials – 0.6%
Syngenta Finance NV 3.933%, 04/23/2021 (B)	1,880,000	1,892,613
Utilities – 2.6%
Eversource Energy 2.800%, 05/01/2023	1,000,000	1,049,179
FirstEnergy Corp. 4.250%, 03/15/2023	1,675,000	1,768,675
Southern California Edison Company
2.400%, 02/01/2022	2,000,000	2,033,663

The accompanying notes are an integral part of the financial statements.	111

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Southern California Edison Company (continued)
3.875%, 06/01/2021	$3,000,000	$3,016,515
		7,868,032
TOTAL CORPORATE BONDS (Cost $162,199,384)		$164,225,499
MUNICIPAL BONDS – 0.7%
Port Authority of New York & New Jersey 1.086%, 07/01/2023	2,000,000	2,029,800
TOTAL MUNICIPAL BONDS (Cost $2,000,000)		$2,029,800
COLLATERALIZED MORTGAGE OBLIGATIONS – 1.4%
Commercial and residential – 1.2%
COLT Mortgage Loan Trust Series 2020-3, Class A1 1.506%, 04/27/2065 (B)(D)	1,056,717	1,065,080
Vista Point Securitization Trust Series 2020-1, Class A1 1.763%, 03/25/2065 (B)(D)	2,506,753	2,526,135
		3,591,215
U.S. Government Agency – 0.2%
Federal National Mortgage Association Series 2013-10, Class FT (1 month LIBOR + 0.350%) 0.498%, 04/25/2042 (A)	779,334	779,890
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,344,457)		$4,371,105
ASSET BACKED SECURITIES – 27.2%
Ally Auto Receivables Trust
Series 2019-3, Class A3 1.930%, 05/15/2024	805,000	817,922
Series 2019-4, Class A3 1.840%, 06/17/2024	3,000,000	3,044,889
Ally Master Owner Trust Series 2018-2, Class A 3.290%, 05/15/2023	3,000,000	3,033,215
American Tower Trust Series 2013, Class 2A 3.070%, 03/15/2048 (B)	2,500,000	2,549,068
BMW Vehicle Owner Trust Series 2018-A, Class A3 2.350%, 04/25/2022	232,655	233,260
Capital One Multi-Asset Execution Trust Series 2018-A1, Class A1 3.010%, 02/15/2024	1,500,000	1,512,089
CarMax Auto Owner Trust
Series 2017-3, Class A3 1.970%, 04/15/2022	182,867	183,170
Series 2017-3, Class A4 2.220%, 11/15/2022	294,000	296,853
Series 2017-4, Class A4 2.330%, 05/15/2023	1,225,000	1,242,875
Series 2018-1, Class A4 2.640%, 06/15/2023	505,000	516,485
Series 2018-4, Class A3 3.360%, 09/15/2023	865,267	883,501
Series 2019-1, Class A3 3.050%, 03/15/2024	1,885,540	1,926,440
Series 2020-2, Class A2A 1.750%, 01/17/2023	438,694	440,877
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
CCG Receivables Trust Series 2019-1, Class B 3.220%, 09/14/2026 (B)	$1,140,000	$1,183,565
Citibank Credit Card Issuance Trust Series 2018-A1, Class A1 2.490%, 01/20/2023	4,000,000	4,004,915
Crown Point CLO III, Ltd. Series 2015-3A, Class A2R (3 month LIBOR + 1.450%) 1.687%, 12/31/2027 (A)(B)	1,605,000	1,604,995
DLL LLC Series 2019-MT3, Class A2 2.130%, 01/20/2022 (B)	2,650,371	2,659,810
Enterprise Fleet Financing LLC Series 2018-3, Class A2 3.380%, 05/20/2024 (B)	123,945	125,414
Flagship Credit Auto Trust
Series 2018-2, Class D 4.230%, 09/16/2024 (B)	1,140,000	1,199,948
Series 2019-2, Class A 2.830%, 10/16/2023 (B)	2,184,271	2,210,501
Ford Credit Auto Lease Trust Series 2020-A, Class A3 1.850%, 03/15/2023	983,000	996,185
Ford Credit Auto Owner Trust
Series 2016-2, Class A 2.030%, 12/15/2027 (B)	2,000,000	2,016,126
Series 2018-A, Class A3 3.030%, 11/15/2022	1,352,930	1,365,011
Series 2020-A, Class A2 1.030%, 10/15/2022	1,704,255	1,708,978
Ford Credit Floorplan Master Owner Trust Series 2018-1, Class A1 2.950%, 05/15/2023	1,960,000	1,979,410
GM Financial Automobile Leasing Trust Series 2019-3, Class A3 2.030%, 06/20/2022	1,300,000	1,309,742
GM Financial Consumer Automobile Receivables Trust
Series 2018-1, Class A3 2.320%, 07/18/2022	350,546	352,125
Series 2018-1, Class A4 2.460%, 07/17/2023	1,090,000	1,106,531
Hertz Vehicle Financing II LP Series 2015-3A, Class A 2.670%, 09/25/2021 (B)	432,370	432,782
Honda Auto Receivables Owner Trust
Series 2018-3, Class A3 2.950%, 08/22/2022	902,595	913,286
Series 2020-2, Class A2 0.740%, 11/15/2022	303,967	304,655
HPEFS Equipment Trust
Series 2019-1A, Class A3 2.210%, 09/20/2029 (B)	1,000,000	1,010,807
Series 2020-2A, Class A2 0.650%, 07/22/2030 (B)	2,200,000	2,204,309
Hyundai Auto Lease Securitization Trust Series 2018-B, Class A4 3.200%, 06/15/2022 (B)	913,445	914,379
Nissan Auto Lease Trust
Series 2019-A, Class A3 2.760%, 03/15/2022	1,748,358	1,758,464
Series 2019-A, Class A4 2.780%, 07/15/2024	360,000	365,398
Series 2019-B, Class A4 2.290%, 04/15/2025	462,000	470,243

The accompanying notes are an integral part of the financial statements.	112

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2020 (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Nissan Auto Receivables Owner Trust
Series 2017-A, Class A4 2.110%, 05/15/2023	$1,017,016	$1,020,491
Series 2018-A, Class A4 2.890%, 06/17/2024	4,115,000	4,202,663
Series 2018-B, Class A3 3.060%, 03/15/2023	1,014,610	1,028,546
Series 2019-A, Class A3 2.900%, 10/16/2023	2,809,445	2,862,170
Series 2019-B, Class A3 2.500%, 11/15/2023	3,000,000	3,057,911
PFS Financing Corp. Series 2018-B, Class A 2.890%, 02/15/2023 (B)	2,790,000	2,795,812
Santander Consumer Auto Receivables Trust Series 2020-AA, Class A 1.370%, 10/15/2024 (B)	942,273	951,408
SMB Private Education Loan Trust Series 2015-A, Class A2A 2.490%, 06/15/2027 (B)	670,206	677,442
Tesla Auto Lease Trust Series 2018-B, Class A 3.710%, 08/20/2021 (B)	1,418,991	1,427,979
Toyota Auto Receivables Owner Trust
Series 2018-B, Class A3 2.960%, 09/15/2022	925,533	935,392
Series 2019-C, Class A2A 2.000%, 04/15/2022	114,807	115,171
Series 2020-B, Class A2 1.380%, 12/15/2022	469,942	472,303
TRIP Rail Master Funding LLC Series 2017-1A, Class A1 2.709%, 08/15/2047 (B)	469,861	470,454
Verizon Owner Trust Series 2018-A, Class A1A 3.230%, 04/20/2023	1,229,780	1,246,102
Westlake Automobile Receivables Trust
Series 2018-3A, Class C 3.610%, 10/16/2023 (B)	3,990,000	4,028,573
Series 2019-2A, Class C 2.840%, 07/15/2024 (B)	1,000,000	1,020,437
Wheels SPV 2 LLC Series 2018-1A, Class A2 3.060%, 04/20/2027 (B)	838,427	841,433
World Omni Auto Receivables Trust
Series 2017-A, Class A4 2.240%, 06/15/2023	3,067,000	3,093,698
Series 2017-B, Class A3 1.950%, 02/15/2023	1,126,107	1,133,694
Series 2018-C, Class A3 3.130%, 11/15/2023	587,199	597,064
Series 2018-D, Class A3 3.330%, 04/15/2024	548,773	560,310
Series 2020-A, Class A2A 1.020%, 06/15/2023	226,051	226,824
World Omni Automobile Lease Securitization Trust Series 2019-A, Class A3 2.940%, 05/16/2022	1,090,000	1,099,978
TOTAL ASSET BACKED SECURITIES (Cost $82,834,296)		$82,744,078
SHORT-TERM INVESTMENTS – 14.9%
U.S. Government – 13.9%
U.S. Treasury Bill
0.058%, 01/28/2021 *	18,000,000	17,999,310
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Government (continued)
U.S. Treasury Bill (continued)
0.070%, 02/11/2021 *	$18,000,000	$17,998,860
0.080%, 01/07/2021 *	6,500,000	6,499,984
		42,498,154
Short-term funds – 1.0%
John Hancock Collateral Trust, 0.1386% (E)(F)	10,394	104,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0300% (E)	2,848,414	2,848,414
		2,952,414
TOTAL SHORT-TERM INVESTMENTS (Cost $45,450,116)		$45,450,568
Total Investments (Ultra Short Term Bond Trust) (Cost $300,230,911) – 99.3%		$302,210,659
Other assets and liabilities, net – 0.7%		2,039,374
TOTAL NET ASSETS – 100.0%		$304,250,033
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $70,729,515 or 23.2% of the fund's net assets as of 12-31-20.
(C)	All or a portion of this security is on loan as of 12-31-20.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(E)	The rate shown is the annualized seven-day yield as of 12-31-20.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.	113

(b)	Not applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASES.

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds – Nominating and Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating and Governance Committee Charter”.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK VARIABLE INSURANCE TRUST

/s/ Andrew Arnott

Andrew Arnott

President

Date: February 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew Arnott

Andrew Arnott

President

Date: February 22, 2021

/s/ Charles A. Rizzo

Charles A. Rizzo

Chief Financial Officer

Date: February 22, 2021